UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09729

iShares Trust

(Exact name of registrant as specified in charter)
c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (415) 670-2000

Date of fiscal year end:	February 28, 2020

Date of reporting period:	August 31, 2019

Item 1.       Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

       iShares Trust

▶	iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

▶	iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

▶	iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

▶	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

▶	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

▶	iShares Short Treasury Bond ETF | SHV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.73%	4.26%	1.20%	1.08%	4.26%	6.17%	11.38%
Fund Market	2.75	4.29	1.21	1.08	4.29	6.21	11.35
Index	2.82	4.42	1.34	1.22	4.42	6.88	12.90

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,027.30	$0.76	$1,000.00	$1,024.40	$0.76	0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-2 Years	52.7
2-3 Years	47.2

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Note/Bond, 2.25%, 04/30/21	8.7%
U. S. Treasury Note/Bond, 1.88%, 04/30/22	5.5
U. S. Treasury Note/Bond, 2.13%, 05/15/22	5.3
U. S. Treasury Note/Bond, 2.50%, 02/15/22	4.6
U. S. Treasury Note/Bond, 2.50%,01/15/22	4.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of August 31, 2019	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.22%	8.68%	2.54%	2.95%	8.68%	13.36%	33.78%
Fund Market	6.28	8.74	2.55	2.95	8.74	13.40	33.80
Index	6.26	8.78	2.64	3.06	8.78	13.94	35.15

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 3-7 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,062.20	$0.78	$1,000.00	$1,024.40	$0.76	0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
2-3 Years	3.1%
3-4 Years	26.9
4-5 Years	30.9
5-6 Years	17.5
6-7 Years	15.4
7-8 Years	6.2

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Note/Bond, 2.38%, 08/15/24	9.7%
U. S. Treasury Note/Bond, 2.25%, 11/15/25	6.8
U. S. Treasury Note/Bond, 2.00%, 02/15/25	6.1
U. S. Treasury Note/Bond, 1.75%, 05/15/23	5.5
U. S. Treasury Note/Bond, 2.50%, 05/15/24	5.3

(a)	Excludes money market funds.

4	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2019	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.60%	13.60%	3.70%	4.52%	13.60%	19.94%	55.62%
Fund Market	10.74	13.77	3.71	4.53	13.77	20.01	55.72
Index	10.69	13.73	3.79	4.62	13.73	20.43	57.16

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,106.00	$0.79	$1,000.00	$1,024.40	$0.76	0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
7-8 Years	38.9%
8-9 Years	37.7
9-10 Years	23.4

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Note/Bond, 2.38%, 05/15/27	18.5%
U. S. Treasury Note/Bond, 2.25%, 08/15/27	15.0
U. S. Treasury Note/Bond, 2.88%, 08/15/28	12.0
U. S. Treasury Note/Bond, 3.13%, 11/15/28	11.9
U. S. Treasury Note/Bond, 2.75%,02/15/28	11.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2019	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.07%	18.80%	5.01%	5.79%	18.80%	27.70%	75.54%
Fund Market	16.21	19.04	5.02	5.79	19.04	27.76	75.55
Index	16.15	19.00	5.11	5.90	19.00	28.32	77.48

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,160.70	$0.81	$1,000.00	$1,024.40	$0.76	0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
9-10 Years	0.3%
10-11 Years	11.8
11-12 Years	5.4
16-17 Years	15.9
17-18 Years	9.9
18-19 Years	33.0
19-20 Years	15.2
20-21 Years	8.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Note/Bond, 4.38%, 02/15/38	22.8%
U. S. Treasury Note/Bond, 4.50%, 02/15/36	15.9
U. S. Treasury Note/Bond, 4.25%, 05/15/39	15.2
U. S. Treasury Note/Bond, 6.25%,05/15/30	11.8
U. S. Treasury Note/Bond, 4.50%,05/15/38	10.1

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2019	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+YearTreasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	24.12%	24.49%	7.04%	7.45%	24.49%	40.55%	105.08%
Fund Market	24.21	24.96	7.03	7.45	24.96	40.48	105.23
Index	24.23	24.70	7.14	7.56	24.70	41.15	107.17

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,241.20	$0.85	$1,000.00	$1,024.40	$0.76	0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investment(a)
15-20 Years	0.3%
20-25 Years	40.4
25-30 Years	59.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Note/Bond, 2.50%, 02/15/45	7.4%
U. S. Treasury Note/Bond, 2.50%, 02/15/46	6.9
U. S. Treasury Note/Bond, 3.00%, 11/15/45	6.7
U. S. Treasury Note/Bond, 3.13%, 08/15/44	6.4
U. S. Treasury Note/Bond, 2.88%, 05/15/43	6.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2019	iShares® Short Treasury Bond ETF

Investment Objective

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.29%	2.41%	0.90%	0.48%	2.41%	4.57%	4.89%
Fund Market	1.29	2.41	0.90	0.48	2.41	4.57	4.88
Index	1.37	2.55	1.03	0.61	2.55	5.27	6.31

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Short Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,012.90	$0.76	$1,000.00	$1,024.40	$0.76	0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)
U. S. Government Obligations	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Treasury Bill, 2.11%, 10/31/19	13.2%
U. S. Treasury Note/Bond, 1.50%, 05/31/20	5.3
U. S. Treasury Note/Bond, 2.13%, 08/31/20	4.7
U. S. Treasury Note/Bond, 3.50%,05/15/20	4.4
U. S. Treasury Bill, 2.03%,10/29/19	4.4

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E	9

Schedule of Investments (unaudited) August 31, 2019	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 95.7%
U.S. Treasury Note/Bond
1.13%, 03/31/20(a)	$3	$2,987
1.13%, 04/30/20	1	995
1.13%, 02/28/21	194,983	193,505,395
1.13%, 08/31/21	677,712	672,364,432
1.25%, 03/31/21	537,467	534,380,464
1.25%, 10/31/21	51,152	50,866,268
1.38%, 02/29/20	4	3,591
1.38%, 03/31/20	19	18,944
1.38%, 04/30/20	450	448,576
1.38%, 05/31/20	594	591,912
1.38%, 08/31/20	334	332,643
1.38%, 09/30/20	36,512	36,357,965
1.38%, 01/31/21	184,888	184,129,671
1.38%, 04/30/21	576,600	574,460,272
1.50%, 04/15/20	1	998
1.50%, 05/15/20	293	292,267
1.50%, 05/31/20	266	265,325
1.50%, 06/15/20	870	867,554
1.50%, 07/15/20	449	447,755
1.50%, 01/31/22	154,792	154,900,837
1.63%, 03/15/20	1	999
1.63%, 06/30/20	232	231,601
1.63%, 07/31/20	128	127,775
1.63%, 10/15/20	6,160	6,152,300
1.63%, 11/30/20	318,762	318,450,710
1.63%, 08/15/22	12,000	12,066,563
1.63%, 08/31/22	40,000	40,217,188
1.75%, 10/31/20	31,785	31,789,966
1.75%, 12/31/20	105,946	106,020,493
1.75%, 11/30/21	39,134	39,354,129
1.75%, 02/28/22	170,960	172,148,705
1.75%, 03/31/22	151,242	152,388,130
1.75%, 04/30/22	105,075	105,891,794
1.75%, 05/15/22	171,884	173,226,844
1.75%, 05/31/22	684,029	689,426,413
1.75%, 06/30/22	84,651	85,391,696
1.75%, 07/15/22	288,314	290,802,960
1.88%, 06/30/20	371	371,130
1.88%, 01/31/22	216,111	218,094,832
1.88%, 02/28/22	144,764	146,177,710
1.88%, 03/31/22	5,870	5,931,397
1.88%, 04/30/22	940,213	950,312,947
1.88%, 05/31/22	137,724	139,327,193
1.88%, 07/31/22	375,992	380,603,775
1.88%, 08/31/22	24,000	24,307,500
2.00%, 07/31/20	308	308,505
2.00%, 09/30/20	186,753	187,197,997
2.00%, 11/30/20	585,266	587,323,573
2.00%, 02/28/21	451,953	454,424,819
2.00%, 05/31/21	117,150	117,992,016
2.00%, 08/31/21	294,806	297,523,743
2.00%, 10/31/21	288,326	291,310,624
2.00%, 12/31/21	81,662	82,599,837
2.00%, 07/31/22	20,179	20,505,332

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 08/31/20	$255,458	$256,286,243
2.13%, 01/31/21	343,852	346,054,802
2.13%, 06/30/21	37,010	37,384,437
2.13%, 08/15/21	403,729	408,207,869
2.13%, 09/30/21	62,642	63,415,237
2.13%, 05/15/22	893,964	909,678,206
2.13%, 06/30/22	124,740	127,147,093
2.25%, 02/29/20	1	1,002
2.25%, 03/31/21	307,774	310,767,582
2.25%, 04/30/21	1,484,682	1,500,340,763
2.25%, 07/31/21	129,952	131,662,696
2.25%, 04/15/22	327,801	334,408,647
2.38%, 04/30/20	53	53,174
2.38%, 12/31/20	354,286	357,441,763
2.38%, 03/15/21	35,216	35,614,931
2.50%, 12/31/20	5,298	5,354,498
2.50%, 01/15/22	746,608	764,194,120
2.50%, 02/15/22	772,341	791,257,322
2.63%, 08/15/20	3,967	3,997,062
2.63%, 11/15/20	649,215	656,138,268
2.63%, 06/15/21	206,906	210,720,829
2.63%, 07/15/21	131,224	133,781,843
2.63%, 12/15/21	287	294,366
2.75%, 08/15/21	369,171	377,664,509
2.75%, 09/15/21	183	187,415
2.88%, 10/15/21	535,683	550,748,776
2.88%, 11/15/21	325,865	335,462,741
3.50%, 05/15/20	344	347,897
3.63%, 02/15/21	3,298	3,391,272
7.25%, 08/15/22	24,000	27,993,750
8.13%, 05/15/21	2,135	2,366,848
8.75%, 08/15/20	11,755	12,519,075

		17,227,125,083

Total U.S. Government Obligations — 95.7% (Cost: $17,017,208,624)		17,227,125,083

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(b)(c)(d)	578,312	578,312,068

Total Short-Term Investments — 3.2% (Cost: $578,312,068)		578,312,068

Total Investments in Securities — 98.9% (Cost: $17,595,520,692)		17,805,437,151

Other Assets, Less Liabilities — 1.1%		191,942,746

Net Assets — 100.0%		$17,997,379,897

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,381	533,931	578,312	$578,312,068	$1,657,469	(b)	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$17,227,125,083	$—	$17,227,125,083
Money Market Funds	578,312,068	—	—	578,312,068

	$578,312,068	$17,227,125,083	$—	$17,805,437,151

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) August 31, 2019	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations

U.S. Government Obligations — 99.5%

U.S. Treasury Note/Bond
1.25%, 07/31/23	$24,000	$23,836,875
1.38%, 06/30/23	28,104	28,049,209
1.38%, 08/31/23	10,452	10,434,852
1.50%, 01/31/22	628	628,442
1.50%, 02/28/23	176,698	177,139,745
1.50%, 03/31/23	71,854	72,064,510
1.50%, 08/15/26	8,770	8,794,323
1.63%, 08/15/22	1,802	1,811,995
1.63%, 08/31/22	3,361	3,379,249
1.63%, 11/15/22	7,060	7,103,022
1.63%, 04/30/23	89,716	90,349,917
1.63%, 05/31/23	15,128	15,237,914
1.63%, 02/15/26	239,296	241,773,087
1.63%, 05/15/26	323,010	326,467,215
1.75%, 03/31/22	358	360,713
1.75%, 04/30/22	320	322,487
1.75%, 05/15/22	711	716,555
1.75%, 05/31/22	1,259	1,268,934
1.75%, 06/30/22	1,383	1,395,101
1.75%, 09/30/22	28,990	29,265,179
1.75%, 01/31/23	35,018	35,390,066
1.75%, 05/15/23	417,642	422,519,929
1.88%, 01/31/22	394	397,617
1.88%, 03/31/22	241	243,100
1.88%, 04/30/22	1,006	1,016,807
1.88%, 05/31/22	2,661	2,691,875
1.88%, 07/31/22	2,097	2,122,721
1.88%, 08/31/22	83,194	84,259,923
1.88%, 09/30/22	207,333	210,135,234
1.88%, 10/31/22	38,973	39,508,879
2.00%, 07/31/22	1,103	1,120,838
2.00%, 10/31/22	62,421	63,508,491
2.00%, 11/30/22	5,492	5,590,255
2.00%, 02/15/23	66,297	67,565,966
2.00%, 04/30/24	9,670	9,923,082
2.00%, 05/31/24	1,089	1,118,692
2.00%, 06/30/24	50,500	51,870,996
2.00%, 02/15/25	455,372	469,033,057
2.00%, 11/15/26	136,240	141,301,103
2.13%, 06/30/22	130,685	133,206,813
2.13%, 12/31/22	1,308	1,337,583
2.13%, 11/30/23	268,940	276,713,635
2.13%, 02/29/24	144,800	149,223,394
2.13%, 03/31/24	32,425	33,435,748
2.13%, 07/31/24	23,544	24,333,092
2.13%, 09/30/24	23,544	24,354,245
2.13%, 05/15/25	285,831	296,594,324
2.25%, 04/15/22	197	200,971
2.25%, 12/31/23	111,858	115,742,444

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 01/31/24	$23,446	$24,273,021
2.25%, 10/31/24	24,720	25,737,769
2.25%, 11/15/24	346,268	360,524,505
2.25%, 12/31/24	67,891	70,763,108
2.25%, 11/15/25	501,421	525,140,565
2.25%, 02/15/27	320,403	338,237,932
2.38%, 01/31/23	52,842	54,495,376
2.38%, 08/15/24	718,672	751,461,410
2.50%, 03/31/23	38,062	39,484,865
2.50%, 05/15/24	392,154	411,424,691
2.63%, 02/28/23	237,775	247,388,170
2.63%, 06/30/23	15,450	16,139,818
2.63%, 12/31/23	53,941	56,657,013
2.63%, 03/31/25	12,827	13,642,216
2.75%, 04/30/23	125,527	131,415,981
2.75%, 05/31/23	148,180	155,264,856
2.75%, 07/31/23	118,281	124,190,430
2.75%, 08/31/23	6,470	6,800,829
2.75%, 11/15/23	92,042	97,003,639
2.75%, 02/15/24	346,506	366,335,346
2.75%, 02/28/25	7,099	7,592,602
2.75%, 06/30/25	12,353	13,251,488
2.88%, 09/30/23	14,437	15,264,308
2.88%, 10/31/23	13,155	13,922,718
2.88%, 05/31/25	57,755	62,299,126
2.88%, 11/30/25	14,656	15,896,608
3.00%, 09/30/25	27,525	29,997,949
3.00%, 10/31/25	45,361	49,482,581
7.13%, 02/15/23	11,431	13,613,071
7.25%, 08/15/22	2,365	2,758,551
7.63%, 02/15/25	7,660	10,141,720

		7,755,462,466

Total U.S. Government Obligations — 99.5% (Cost: $7,490,265,086)		7,755,462,466

Short-Term Investments

Money Market Funds — 1.9%

BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(a)(b)	143,956	143,956,000

Total Short-Term Investments — 1.9% (Cost: $143,956,000)		143,956,000

Total Investments in Securities — 101.4% (Cost: $7,634,221,086)		7,899,418,466

Other Assets, Less Liabilities — (1.4)%		(108,358,935)

Net Assets — 100.0%		$7,791,059,531

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® 3-7 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,761	134,195	143,956	$143,956,000	$405,926	(b)	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$7,755,462,466	$—	$7,755,462,466
Money Market Funds	143,956,000	—	—	143,956,000

	$143,956,000	$7,755,462,466	$—	$7,899,418,466

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) August 31, 2019	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.9%
U.S. Treasury Note/Bond 1.50%, 08/15/26	$7	$7,320
1.63%, 05/15/26	2	1,920
2.00%, 11/15/26	14	14,520
2.25%, 02/15/27	939,129	991,404,839
2.25%, 08/15/27	2,673,238	2,828,724,904
2.25%, 11/15/27	584,104	618,670,670
2.38%, 05/15/27	3,269,034	3,485,607,183
2.38%, 05/15/29	540,691	582,699,724
2.63%, 02/15/29	1,269,229	1,393,523,983
2.75%, 02/15/28	1,954,084	2,149,492,290
2.88%, 05/15/28	1,855,415	2,063,714,538
2.88%, 08/15/28	2,015,454	2,246,207,854
3.13%, 11/15/28	1,963,848	2,235,795,257
5.25%, 11/15/28	57,326	75,793,481
5.25%, 02/15/29	2,580	3,432,710
5.50%, 08/15/28	9	12,019
6.13%, 08/15/29	86,047	122,650,587

		18,797,753,799

Total U.S. Government Obligations — 99.9%
(Cost: $17,815,567,131)		18,797,753,799

Security	Shares (000)	Value
Short-Term Investments
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(a)(b)	170,709	$170,709,000

Total Short-Term Investments — 0.9% (Cost: $170,709,000)		170,709,000

Total Investments in Securities — 100.8% (Cost: $17,986,276,131)		18,968,462,799

Other Assets, Less Liabilities — (0.8)%		(141,595,111)

Net Assets — 100.0%		$18,826,867,688

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	158,112	12,597	170,709	$170,709,000	$486,480	(b)	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$18,797,753,799	$—	$18,797,753,799
Money Market Funds	170,709,000	—	—	170,709,000

	$170,709,000	$18,797,753,799	$—	$18,968,462,799

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2019	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations
U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond 3.13%, 11/15/28	$1,190	$1,354,787
4.25%, 05/15/39	118,877	167,421,538
4.38%, 02/15/38	177,341	251,166,118
4.38%, 11/15/39	65,434	93,872,374
4.50%, 02/15/36	124,178	174,489,071
4.50%, 05/15/38	77,348	111,369,322
4.75%, 02/15/37	7,705	11,261,038
5.00%, 05/15/37	64,785	97,480,728
5.38%, 02/15/31	42,311	59,334,567
6.13%, 08/15/29	1,679	2,392,803
6.25%, 05/15/30	88,592	129,905,821

		1,100,048,167

Total U.S. Government Obligations — 99.0%
(Cost: $992,576,443)		1,100,048,167

Security	Shares (000)	Value

Short-Term Investments
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(a)(b)	9,944	$9,944,000

Total Short-Term Investments — 0.9% (Cost: $9,944,000)		9,944,000

Total Investments in Securities — 99.9% (Cost: $1,002,520,443)		1,109,992,167

Other Assets, Less Liabilities — 0.1%		1,652,319

Net Assets — 100.0%		$1,111,644,486

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,553	(2,609)	9,944	$9,944,000	$57,182	(b)	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$1,100,048,167	$—	$1,100,048,167
Money Market Funds	9,944,000	—	—	9,944,000

	$9,944,000	$1,100,048,167	$—	$1,109,992,167

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) August 31, 2019	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Note/Bond
2.50%, 02/15/45	$1,124,925	$1,247,832,397
2.50%, 02/15/46	1,058,907	1,175,635,512
2.50%, 05/15/46	966,745	1,074,219,415
2.75%, 08/15/42	466,686	538,548,470
2.75%, 11/15/42	444,861	513,188,985
2.75%, 08/15/47	531,964	621,442,472
2.75%, 11/15/47	478,290	559,207,188
2.88%, 05/15/43	912,686	1,076,078,777
2.88%, 08/15/45	505,305	599,753,372
2.88%, 11/15/46	397,276	473,891,773
2.88%, 05/15/49(a)	18,968	22,843,844
3.00%, 11/15/44	4,851	5,865,009
3.00%, 05/15/45	1,868	2,263,880
3.00%, 11/15/45	936,219	1,137,213,517
3.00%, 02/15/47	10,202	12,461,307
3.00%, 05/15/47	478,256	584,387,486
3.00%, 02/15/48	699,958	857,694,260
3.00%, 08/15/48	699,440	858,507,714
3.13%, 11/15/41	10,691	13,072,671
3.13%, 02/15/43	407,069	498,977,793
3.13%, 08/15/44	882,932	1,088,454,996
3.13%, 05/15/48	624,001	782,414,631
3.38%, 05/15/44	4,480	5,740,606
3.38%, 11/15/48	20,378	26,793,090
3.63%, 08/15/43	470,450	623,658,127
3.75%, 08/15/41	16,213	21,654,221
3.75%, 11/15/43	470,022	635,538,973
3.88%, 08/15/40	435,917	590,156,963
4.25%, 05/15/39	18,023	25,383,002

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.25%, 11/15/40	$552,367	$784,792,535
4.38%, 02/15/38	1,972	2,792,355
4.38%, 11/15/39	49,482	70,986,767
4.38%, 05/15/40	8,108	11,671,287
4.50%, 05/15/38	2,421	3,485,430
4.63%, 02/15/40	261,505	387,384,334
5.00%, 05/15/37	8,469	12,743,800

		16,946,736,959

Total U.S. Government Obligations — 99.5% (Cost: $15,089,844,847)		16,946,736,959

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(b)(c)(d)	139,047	139,047,280

Total Short-Term Investments — 0.8% (Cost: $139,047,280)		139,047,280

Total Investments in Securities — 100.3% (Cost: $15,228,892,127)		17,085,784,239

Other Assets, Less Liabilities — (0.3)%		(56,421,187)

Net Assets — 100.0%		$17,029,363,052

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	113,987	25,060	139,047	$139,047,280	$410,596	(b)	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares 20+ Year Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$16,946,736,959	$—	$16,946,736,959
Money Market Funds	139,047,280	—	—	139,047,280

	$139,047,280	$16,946,736,959	$—	$17,085,784,239

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) August 31, 2019	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 103.4%
U.S. Treasury Bill
1.95%, 10/01/19 (a)(b)	$293,712	$293,242,551
2.02%, 10/22/19 (a)	864,360	862,018,786
2.03%, 10/29/19 (a)	1,099,497	1,096,084,612
2.03%, 12/26/19 (a)	290,744	288,993,308
2.04%, 09/19/19 (a)	1,674	1,672,546
2.04%, 09/24/19 (a)	139,148	138,982,414
2.04%, 01/30/20 (a)	393,880	390,880,383
2.07%, 09/12/19 (a)	5,681	5,678,337
2.08%, 09/03/19 (a)	889,608	889,608,000
2.11%, 10/31/19 (a)	3,303,993	3,293,664,850
2.12%, 02/27/20 (a)	2,558	2,534,984
2.18%, 10/10/19 (a)	950,478	948,524,236
2.22%, 10/03/19 (a)	320,153	319,620,080
2.32%, 09/26/19 (a)	855	853,944
U.S. Treasury Note/Bond
0.88%, 09/15/19	177,412	177,343,005
1.00%, 10/15/19 (b)	375,032	374,564,871
1.00%, 11/15/19	313,532	312,907,385
1.00%, 11/30/19	656,350	654,734,762
1.13%, 12/31/19	100,528	100,249,192
1.13%, 03/31/20 (b)	56,946	56,696,861
1.13%, 04/30/20	2,936	2,921,893
1.25%, 10/31/19 (b)	181,414	181,174,922
1.25%, 01/31/20 (b)	64,098	63,920,228
1.25%, 02/29/20	18,332	18,273,997
1.38%, 09/30/19	138,676	138,604,797
1.38%, 12/15/19 (b)	195,638	195,294,106
1.38%, 01/15/20 (b)	601,393	600,312,369
1.38%, 01/31/20 (b)	57,212	57,077,909
1.38%, 02/15/20	50,542	50,419,593
1.38%, 02/29/20	228,435	227,837,142
1.38%, 03/31/20	345,321	344,295,828
1.38%, 04/30/20	831,523	828,892,011
1.38%, 05/31/20	951,412	948,067,197
1.50%, 10/31/19	658,967	658,340,981
1.50%, 11/30/19	72,505	72,408,705
1.50%, 04/15/20	13,756	13,726,446
1.50%, 05/15/20	148,594	148,222,515
1.50%, 05/31/20	1,326,924	1,323,554,860

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.50%, 06/15/20	$554,430	$552,871,154
1.50%, 07/15/20	359,752	358,754,249
1.63%, 12/31/19	512,271	511,690,694
1.63%, 03/15/20	263,620	263,259,581
1.63%, 06/30/20	852,734	851,268,364
1.63%, 07/31/20	64,518	64,404,590
1.75%, 09/30/19	723,568	723,394,590
1.75%, 11/30/19	2,412	2,410,021
1.88%, 06/30/20	403,461	403,602,841
2.00%, 01/31/20	90,742	90,759,723
2.00%, 07/31/20	732,148	733,349,177
2.13%, 08/31/20	1,163,020	1,166,790,732
2.25%, 02/29/20	57,604	57,694,006
2.38%, 04/30/20	39,470	39,599,511
2.50%, 05/31/20	40,940	41,131,906
2.63%, 08/15/20	82,135	82,757,429
3.38%, 11/15/19 (b)	509,280	510,553,200
3.50%, 05/15/20	1,097,779	1,110,214,772
3.63%, 02/15/20	914,688	921,369,512
8.75%, 08/15/20	407,937	434,452,905

Total U.S. Government Obligations — 103.4% (Cost: $24,975,033,014)		25,002,529,563

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(c)(d)(e)	2,587,750	2,587,749,933

Total Money Market Funds — 10.7% (Cost: $2,587,749,933)		2,587,749,933

Total Investments in Securities — 114.1% (Cost: $27,562,782,947)		27,590,279,496

Other Assets, Less Liabilities — (14.1)%		(3,412,857,958)

Net Assets — 100.0%		$24,177,421,538

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,859,949	727,801	2,587,750	$2,587,749,933	$5,213,950	(b)	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$25,002,529,563	$ —	$25,002,529,563
Money Market Funds	2,587,749,933	—	—	2,587,749,933

	$2,587,749,933	$25,002,529,563	$ —	$27,590,279,496

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	19

Statements of Assets and Liabilities (unaudited)

August 31, 2019

	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$17,227,125,083	$7,755,462,466	$18,797,753,799	$1,100,048,167
Affiliated(c)	578,312,068	143,956,000	170,709,000	9,944,000
Cash	634	309	118	343
Receivables:
Investments sold	898,408,137	180,709,465	413,930,839	98,125,952
Securities lending income — Affiliated	2	8	722	—
Capital shares sold	23,233,053	5,861,597	3,135,457	—
Dividends	1,007,237	151,793	131,747	14,202
Interest	101,726,853	37,025,438	76,621,575	6,726,213

Total assets	18,829,813,067	8,123,167,076	19,462,283,257	1,214,858,877

LIABILITIES
Collateral on securities loaned, at value	3,068	—	—	—
Payables:
Investments purchased	830,255,528	331,151,639	633,181,093	103,075,603
Investment advisory fees	2,174,574	955,906	2,234,476	138,788

Total liabilities	832,433,170	332,107,545	635,415,569	103,214,391

NET ASSETS	$17,997,379,897	$7,791,059,531	$18,826,867,688	$1,111,644,486

NET ASSETS CONSIST OF:
Paid-in capital	$17,815,976,470	$7,642,361,971	$17,866,515,403	$1,007,698,176
Accumulated earnings	181,403,427	148,697,560	960,352,285	103,946,310

NET ASSETS	$17,997,379,897	$7,791,059,531	$18,826,867,688	$1,111,644,486

Shares outstanding	211,600,000	61,000,000	165,300,000	7,300,000

Net asset value	$85.05	$127.72	$113.90	$152.28

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$2,987	$—	$—	$—
(b) Investments, at cost — Unaffiliated	$17,017,208,624	$7,490,265,086	$17,815,567,131	$992,576,443
(c) Investments, at cost — Affiliated	$578,312,068	$143,956,000	$170,709,000	$9,944,000

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

August 31, 2019

	iShares 20+ Year Treasury Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$16,946,736,959	$25,002,529,563
Affiliated(c)	139,047,280	2,587,749,933
Cash	404	431
Receivables:
Investments sold	224,900,251	1,893,299,002
Securities lending income — Affiliated	1,891	303,244
Capital shares sold	2,065,801	—
Dividends	114,836	958,471
Interest	68,531,195	75,721,976

Total assets	17,381,398,617	29,560,562,620

LIABILITIES
Collateral on securities loaned, at value	23,030,280	2,583,905,933
Payables:
Investments purchased	327,012,200	2,783,240,259
Capital shares redeemed	—	12,898,568
Investment advisory fees	1,993,085	3,096,322

Total liabilities	352,035,565	5,383,141,082

NET ASSETS	$17,029,363,052	$24,177,421,538

NET ASSETS CONSIST OF:
Paid-in capital	$14,903,437,225	$24,104,560,795
Accumulated earnings	2,125,925,827	72,860,743

NET ASSETS	$17,029,363,052	$24,177,421,538

Shares outstanding	115,800,000	218,500,000

Net asset value	$147.06	$110.65

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$22,458,457	$2,522,976,431
(b) Investments, at cost — Unaffiliated	$15,089,844,847	$24,975,033,014
(c) Investments, at cost — Affiliated	$139,047,280	$2,587,749,933

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended August 31, 2019

	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,625,421	$405,799	$485,500	$56,685
Interest — Unaffiliated	217,771,438	82,652,334	181,064,667	13,461,147
Securities lending income — Affiliated — net	32,048	127	980	497

Total investment income	219,428,907	83,058,260	181,551,147	13,518,329

EXPENSES
Investment advisory fees	14,109,857	5,501,738	11,277,385	798,320

Total expenses	14,109,857	5,501,738	11,277,385	798,320

Net investment income	205,319,050	77,556,522	170,273,762	12,720,009

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(316,410)	7,776,776	63,383,798	4,480,109
In-kind redemptions — Unaffiliated	78,027,671	28,908,551	285,859,870	18,645,227

Net realized gain	77,711,261	36,685,327	349,243,668	23,125,336

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	229,264,680	324,128,111	999,301,727	121,299,564
Short sales — Unaffiliated	—	—	53	—

Net change in unrealized appreciation (depreciation)	229,264,680	324,128,111	999,301,780	121,299,564

Net realized and unrealized gain	306,975,941	360,813,438	1,348,545,448	144,424,900

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$512,294,991	$438,369,960	$1,518,819,210	$157,144,909

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended August 31, 2019

	iShares 20+ Year Treasury Bond ETF	iShares Short Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$408,668	$2,875,269
Interest — Unaffiliated	173,092,764	264,365,733
Securities lending income — Affiliated — net	1,928	2,338,681

Total investment income	173,503,360	269,579,683

EXPENSES
Investment advisory fees	9,789,162	16,551,771

Total expenses	9,789,162	16,551,771

Net investment income	163,714,198	253,027,912

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	25,324,282	911,976
In-kind redemptions — Unaffiliated	434,300,692	2,547,514

Net realized gain	459,624,974	3,459,490

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,393,862,638	24,809,518

Net change in unrealized appreciation (depreciation)	2,393,862,638	24,809,518

Net realized and unrealized gain	2,853,487,612	28,269,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,017,201,810	$281,296,920

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets

	iShares 1-3 Year Treasury Bond ETF		iShares 3-7 Year Treasury Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$205,319,050	$294,689,964	$77,556,522	$154,778,068
Net realized gain (loss)	77,711,261	(49,826,469)	36,685,327	(72,904,346)
Net change in unrealized appreciation (depreciation)	229,264,680	119,359,284	324,128,111	171,130,921

Net increase in net assets resulting from operations	512,294,991	364,222,779	438,369,960	253,004,643

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(215,403,510)	(267,062,415)	(77,873,295)	(151,218,243)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,272,414,109)	7,594,594,264	308,076,515	(48,951,373)

NET ASSETS
Total increase (decrease) in net assets	(975,522,628)	7,691,754,628	668,573,180	52,835,027
Beginning of period	18,972,902,525	11,281,147,897	7,122,486,351	7,069,651,324

End of period	$17,997,379,897	$18,972,902,525	$7,791,059,531	$7,122,486,351

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares 7-10 Year Treasury Bond ETF		iShares 10-20 Year Treasury Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$170,273,762	$224,493,488	$12,720,009	$15,355,565
Net realized gain (loss)	349,243,668	(236,605,725)	23,125,336	(14,365,071)
Net change in unrealized appreciation (depreciation)	999,301,780	425,032,763	121,299,564	30,266,542

Net increase in net assets resulting from operations	1,518,819,210	412,920,526	157,144,909	31,257,036

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(164,939,181)	(213,315,979)	(12,374,570)	(14,161,249)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,255,205,994	4,653,812,378	37,259,884	405,028,164

NET ASSETS
Total increase in net assets	5,609,086,023	4,853,416,925	182,030,223	422,123,951
Beginning of period	13,217,781,665	8,364,364,740	929,614,263	507,490,312

End of period	$18,826,867,688	$13,217,781,665	$1,111,644,486	$929,614,263

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Changes in Net Assets (continued)

	iShares 20+ Year Treasury Bond ETF		iShares Short Treasury Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$163,714,198	$215,293,568	$253,027,912	$304,741,109
Net realized gain (loss)	459,624,974	(126,119,913)	3,459,490	362,235
Net change in unrealized appreciation (depreciation)	2,393,862,638	127,329,672	24,809,518	11,956,689

Net increase in net assets resulting from operations	3,017,201,810	216,503,327	281,296,920	317,060,033

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(159,247,794)	(209,030,700)	(249,489,360)	(274,484,840)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,219,907,129	4,225,361,240	5,014,315,121	9,582,120,420

NET ASSETS
Total increase in net assets	6,077,861,145	4,232,833,867	5,046,122,681	9,624,695,613
Beginning of period	10,951,501,907	6,718,668,040	19,131,298,857	9,506,603,244

End of period	$17,029,363,052	$10,951,501,907	$24,177,421,538	$19,131,298,857

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$83.73		$83.44	$84.54	$84.93	$84.70	$84.55

Net investment income(a)	0.92		1.64	0.89	0.62	0.49	0.33
Net realized and unrealized gain (loss)(b)	1.35		0.16	(1.13)	(0.40)	0.21	0.14

Net increase (decrease) from investment operations	2.27		1.80	(0.24)	0.22	0.70	0.47

Distributions(c)
From net investment income	(0.95)		(1.51)	(0.86)	(0.61)	(0.47)	(0.32)

Total distributions	(0.95)		(1.51)	(0.86)	(0.61)	(0.47)	(0.32)

Net asset value, end of period	$85.05		$83.73	$83.44	$84.54	$84.93	$84.70

Total Return
Based on net asset value	2.73	%(d)	2.18%	(0.29)%	0.26%	0.83%	0.55%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.18	%(e)	1.97%	1.06%	0.73%	0.58%	0.39%

Supplemental Data
Net assets, end of period (000)	$17,997,380		$18,972,903	$11,281,148	$11,049,616	$12,875,581	$7,817,715

Portfolio turnover rate(f)	30	%(d)	62%	85%	66%	76%	122%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$121.54		$120.03	$123.07	$125.75	$123.34	$121.64

Net investment income(a)	1.32		2.47	1.93	1.63	1.72	1.61
Net realized and unrealized gain (loss)(b)	6.19		1.47	(3.10)	(2.69)	2.40	1.63

Net increase (decrease) from investment operations	7.51		3.94	(1.17)	(1.06)	4.12	3.24

Distributions(c)
From net investment income	(1.33)		(2.43)	(1.87)	(1.62)	(1.71)	(1.54)

Total distributions	(1.33)		(2.43)	(1.87)	(1.62)	(1.71)	(1.54)

Net asset value, end of period	$127.72		$121.54	$120.03	$123.07	$125.75	$123.34

Total Return
Based on net asset value	6.22	%(d)	3.33%	(0.98)%	(0.85)%	3.38%	2.68%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.11	%(e)	2.06%	1.57%	1.31%	1.39%	1.32%

Supplemental Data
Net assets, end of period (000)	$7,791,060		$7,122,486	$7,069,651	$6,325,850	$6,727,650	$4,958,114

Portfolio turnover rate(f)	23	%(d)	41%	66%	45%	41%	58%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$104.16		$102.13	$105.68	$110.51	$107.59	$102.44

Net investment income(a)	1.23		2.45	1.97	1.88	2.00	2.21
Net realized and unrealized gain (loss)(b)	9.74		1.97	(3.59)	(4.81)	2.91	5.12

Net increase (decrease) from investment operations	10.97		4.42	(1.62)	(2.93)	4.91	7.33

Distributions(c)
From net investment income	(1.23)		(2.39)	(1.93)	(1.90)	(1.99)	(2.18)

Total distributions	(1.23)		(2.39)	(1.93)	(1.90)	(1.99)	(2.18)

Net asset value, end of period	$113.90		$104.16	$102.13	$105.68	$110.51	$107.59

Total Return
Based on net asset value	10.60	%(d)	4.40%	(1.59)%	(2.68)%	4.65%	7.24%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.26	%(e)	2.40%	1.86%	1.72%	1.87%	2.11%

Supplemental Data
Net assets, end of period (000)	$18,826,868		$13,217,782	$8,364,365	$7,080,844	$10,387,936	$7,369,931

Portfolio turnover rate(f)	27	%(d)	63%	46%	77%	56%	142%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$132.80		$130.13	$134.79	$141.36	$137.46	$126.25

Net investment income(a)	1.69		3.10	2.53	2.52	2.85	2.94
Net realized and unrealized gain (loss)(b)	19.46		2.53	(4.68)	(6.58)	3.89	11.14

Net increase (decrease) from investment operations	21.15		5.63	(2.15)	(4.06)	6.74	14.08

Distributions(c)
From net investment income	(1.67)		(2.96)	(2.51)	(2.51)	(2.84)	(2.87)

Total distributions	(1.67)		(2.96)	(2.51)	(2.51)	(2.84)	(2.87)

Net asset value, end of period	$152.28		$132.80	$130.13	$134.79	$141.36	$137.46

Total Return
Based on net asset value	16.07	%(d)	4.39%	(1.66)%	(2.91)%	5.01%	11.28%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.39	%(e)	2.38%	1.87%	1.79%	2.09%	2.23%

Supplemental Data
Net assets, end of period (000)	$1,111,644		$929,614	$507,490	$539,163	$876,445	$453,615

Portfolio turnover rate(f)	28	%(d)	45%	27%	15%	37%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$119.95		$118.70	$121.65	$130.77	$129.37	$108.52

Net investment income(a)	1.64		3.23	3.11	3.06	3.15	3.38
Net realized and unrealized gain (loss)(b)	27.05		1.24	(2.98)	(9.06)	1.36	20.84

Net increase (decrease) from investment operations	28.69		4.47	0.13	(6.00)	4.51	24.22

Distributions(c)
From net investment income	(1.58)		(3.22)	(3.08)	(3.12)	(3.11)	(3.37)

Total distributions	(1.58)		(3.22)	(3.08)	(3.12)	(3.11)	(3.37)

Net asset value, end of period	$147.06		$119.95	$118.70	$121.65	$130.77	$129.37

Total Return
Based on net asset value	24.12	%(d)	3.82%	0.04%	(4.70)%	3.67%	22.69%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.51	%(e)	2.72%	2.51%	2.34%	2.54%	2.83%

Supplemental Data
Net assets, end of period (000)	$17,029,363		$10,951,502	$6,718,668	$5,255,316	$9,624,733	$7,594,272

Portfolio turnover rate(f)	12	%(d)	17%	25%	24%	37%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$110.52		$110.29	$110.36	$110.29	$110.26	$110.23

Net investment income(a)	1.27		2.16	1.01	0.42	0.09	0.00	(b)
Net realized and unrealized gain (loss)(c)	0.15		0.01	(0.22)	0.05	(0.02)	0.03

Net increase from investment operations	1.42		2.17	0.79	0.47	0.07	0.03

Distributions(d)
From net investment income	(1.29)		(1.94)	(0.86)	(0.40)	(0.04)	(0.00	)(b)

Total distributions	(1.29)		(1.94)	(0.86)	(0.40)	(0.04)	(0.00	)(b)

Net asset value, end of period	$110.65		$110.52	$110.29	$110.36	$110.29	$110.26

Total Return
Based on net asset value	1.29	%(e)	1.98%	0.71%	0.44%	0.07%	0.03%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.15	%(f)	0.15%	0.15%	0.15%	0.13%	0.08%

Net investment income	2.29	%(f)	1.95%	0.91%	0.38%	0.08%	0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$24,177,422		$19,131,299	$9,506,603	$4,447,672	$5,867,274	$5,435,886

Portfolio turnover rate(h)	17	%(e)	73%	47%	78%	0%	1%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
Short Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Short Positions: From time to time, in order to track the performance of its benchmark index, a fund may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. A fund may also experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under Investment Valuation and Fair Value Measurements. The obligation to deliver the securities is recorded as a liability in the statement of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the statement of operations. Upon receipt of the securities related to the corporate actions or purchase of the securities related to the short position, a realized gain (loss) is recorded. Dividends or interest on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short positions, if any, are included in the schedule of investments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

1-3 Year Treasury Bond JPMorgan Securities LLC	$2,987	$2,987	$—	$—

20+ Year Treasury Bond BofA Securities, Inc.	$22,458,457	$22,458,457	$—	$—

Short Treasury Bond
Citigroup Global Markets Inc.	$17,400,000	$17,400,000	$—	$—
JPMorgan Securities LLC	2,213,044,742	2,213,044,742	—	—
Morgan Stanley & Co LLC	199,680,334	199,680,334	—	—
Nomura Securities International Inc.	92,851,355	92,851,355	—	—

	$2,522,976,431	$2,522,976,431	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
1-3 Year Treasury Bond	$10,629
3-7 Year Treasury Bond	54
7-10 Year Treasury Bond	420
10-20 Year Treasury Bond	213
20+ Year Treasury Bond	607
Short Treasury Bond	907,289

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
1-3 Year Treasury Bond	$1,433,779,953	$5,617,240,846	$(2,342,524)
3-7 Year Treasury Bond	618,003,924	1,433,779,953	5,577,593
7-10 Year Treasury Bond	107,955,399	763,987,616	12,621,149
10-20 Year Treasury Bond	212,166,789	202,124,910	2,065,058
20+ Year Treasury Bond	—	358,276,052	17,206,194
Short Treasury Bond	8,702,755,400	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
1-3 Year Treasury Bond	$5,630,693,860	$6,243,457,610
3-7 Year Treasury Bond	1,709,199,869	1,696,036,160
7-10 Year Treasury Bond	4,132,696,623	4,089,103,183
10-20 Year Treasury Bond	286,617,750	282,391,987
20+ Year Treasury Bond	1,671,745,944	1,588,963,338
Short Treasury Bond	3,916,617,570	716,662,766

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Treasury Bond	$5,409,026,580	$6,761,109,748
3-7 Year Treasury Bond	1,572,662,964	1,274,560,879
7-10 Year Treasury Bond	10,598,779,354	6,374,350,787
10-20 Year Treasury Bond	275,440,058	238,122,355
20+ Year Treasury Bond	11,477,570,815	8,297,278,371
Short Treasury Bond	57,152,483	587,858,490

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

iShares ETF	Non-Expiring
1-3 Year Treasury Bond	$130,624,630
3-7 Year Treasury Bond	163,970,324
7-10 Year Treasury Bond	381,422,965
10-20 Year Treasury Bond	24,519,427
20+ Year Treasury Bond	175,964,721
Short Treasury Bond	1,179,334

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year Treasury Bond	$17,601,167,973	$209,916,459	$(5,647,281)	$204,269,178
3-7 Year Treasury Bond	7,636,646,982	265,205,858	(2,434,374)	262,771,484
7-10 Year Treasury Bond	18,005,969,715	982,186,668	(19,693,584)	962,493,084
10-20 Year Treasury Bond	1,007,041,448	107,471,724	(4,521,005)	102,950,719
20+ Year Treasury Bond	15,269,354,747	1,856,892,112	(40,462,620)	1,816,429,492
Short Treasury Bond	27,562,782,966	28,237,227	(740,697)	27,496,530

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
1-3 Year Treasury Bond
Shares sold	66,000,000	$5,563,001,660	155,800,000	$12,967,895,509
Shares redeemed	(81,000,000)	(6,835,415,769)	(64,400,000)	(5,373,301,245)

Net increase(decrease)	(15,000,000)	$(1,272,414,109)	91,400,000	$7,594,594,264

3-7 Year Treasury Bond
Shares sold	12,800,000	$1,595,826,883	23,000,000	$2,760,280,856
Shares redeemed	(10,400,000)	(1,287,750,368)	(23,300,000)	(2,809,232,229)

Net increase(decrease)	2,400,000	$308,076,515	(300,000)	$(48,951,373)

7-10 Year Treasury Bond
Shares sold	97,900,000	$10,679,927,677	125,000,000	$12,849,932,266
Shares redeemed	(59,500,000)	(6,424,721,683)	(80,000,000)	(8,196,119,888)

Net increase	38,400,000	$4,255,205,994	45,000,000	$4,653,812,378

10-20 Year Treasury Bond
Shares sold	2,000,000	$278,332,062	4,400,000	$575,595,490
Shares redeemed	(1,700,000)	(241,072,178)	(1,300,000)	(170,567,326)

Net increase	300,000	$37,259,884	3,100,000	$405,028,164

20+ Year Treasury Bond
Shares sold	89,700,000	$11,599,282,857	204,900,000	$24,309,681,571
Shares redeemed	(65,200,000)	(8,379,375,728)	(170,200,000)	(20,084,320,331)

Net increase	24,500,000	$3,219,907,129	34,700,000	$4,225,361,240

Short Treasury Bond
Shares sold	67,600,000	$7,467,736,567	145,100,000	$16,006,020,377
Shares redeemed	(22,200,000)	(2,453,421,446)	(58,200,000)	(6,423,899,957)

Net increase	45,400,000	$5,014,315,121	86,900,000	$9,582,120,420

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

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Notes to Financial Statements (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Board Review and Approval of Investment Advisory Contract

iShares 1-3 Year Treasury Bond ETF, iShares Short Treasury Bond ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	41

Board Review and Approval of Investment Advisory Contract (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

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Board Review and Approval of Investment Advisory Contract  (continued)

revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	43

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
7-10 Year Treasury Bond(a)	$1.225622	$—	$0.001144	$1.226766	100%	—%	0	%(b)	100%
20+ Year Treasury Bond(a)	1.548712	—	0.035325	1.584037	98	—	2		100
Short Treasury Bond(a)	1.291104	—	0.001305	1.292409	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	45

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Interactive Data Pricing and Reference Data LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares California Muni Bond ETF | CMF | NYSE Arca

▶	iShares National Muni Bond ETF | MUB | NYSE Arca

▶	iShares New York Muni Bond ETF | NYF | NYSE Arca

▶	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.28%	7.91%	3.43%	4.60%	7.91%	18.38%	56.75%
Fund Market	6.52	7.93	3.41	4.36	7.93	18.26	53.20
Index	6.38	8.16	3.69	4.90	8.16	19.85	61.27

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,062.80	$1.30		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)

AAA	12.2%
AA+	12.1
AA	20.2
AA-	35.2
A+	7.3
A	0.6
A-	2.0
BBB+	0.4
BBB	0.1
Not Rated	9.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/44	0.9%
State of California Department of Water Resources Power Supply Revenue RB, Series N, 5.00%, 05/01/20	0.9
San Joaquin Hills Transportation Corridor Agency RB, Series A, 5.00%, 01/15/44	0.7
Los Angeles Department of Water RB, Series B, 5.00%, 07/01/30	0.7
University of California RB, Series AZ, 5.00%, 05/15/48	0.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of August 31, 2019	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.17%	8.50%	3.41%	4.09%	8.50%	18.24%	49.27%
Fund Market	6.29	8.51	3.37	4.02	8.51	18.03	48.37
Index	6.25	8.60	3.69	4.40	8.60	19.86	53.88

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,061.70	$0.36		$1,000.00	$1,024.80	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	19.5%
AA+	19.8
AA	16.8
AA-	14.9
A+	9.4
A	5.4
A-	1.3
BBB+	3.5
BBB	0.2
BBB-	1.4
Not Rated	7.8

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	22.9%
California	20.6
Texas	9.7
Massachusetts	5.2
New Jersey	5.1
Illinois	3.3
Pennsylvania	3.1
Florida	2.8
Washington	2.8
Georgia	2.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2019	iShares® New York Muni Bond ETF

Investment Objective

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.82%	8.09%	3.32%	4.11%	8.09%	17.74%	49.57%
Fund Market	5.98	8.15	3.35	4.00	8.15	17.93	47.99
Index	5.89	8.27	3.55	4.35	8.27	19.06	53.02

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,058.20	$1.29		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	21.3%
AA+	29.4
AA	14.3
AA-	10.0
A+	4.1
A	9.5
A-	5.1
BBB	0.3
Not Rated	6.0

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Suffolk County Water Authority RB, Series A, 4.00%, 06/01/41	1.0%
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/28	0.9
New York State Thruway Authority RB, Series A, 5.25%, 01/01/56	0.8
New York City Water & Sewer System RB, Series FF-1, 5.00%, 06/15/49	0.8
State of New York GO, Series E, 4.25%, 12/15/41	0.8

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2019	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.97%	3.42%	1.12%	1.31%	3.42%	5.73%	13.92%
Fund Market	2.15	3.39	1.10	1.17	3.39	5.64	12.30
Index	2.12	3.57	1.41	1.63	3.57	7.24	17.53

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,019.70	$0.36		$1,000.00	$1,024.80	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	25.2%
AA+	19.0
AA	18.3
AA-	11.0
A+	7.1
A	4.7
A-	0.6
BBB+	3.7
BBB	0.0
BBB-	2.2
Not Rated	8.2

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	16.9%
California	12.5
Texas	7.9
Massachusetts	6.9
New Jersey	5.3
Maryland	4.9
Georgia	3.9
Illinois	3.8
North Carolina	3.5
Virginia	3.2

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs ( in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.1%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$215,226
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	2,830	461,573
Alameda Corridor Transportation Authority RB
5.00%, 10/01/26 (Call 10/01/23)	300	345,564
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,380,180
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,374,780
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	722,922
Alameda County Transportation Commission RB, 4.00%, 03/01/22	615	662,749
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	1,081,001
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,265,500
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (Call 10/01/21)	290	312,501
5.00%, 10/01/35 (PR 10/01/21)	210	227,659
5.00%, 10/01/41 (Call 10/01/21)	575	618,959
5.00%, 10/01/41 (PR 10/01/21)	425	460,738
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 10/01/19)(b)(c)	1,300	1,300,364
2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,500	1,549,875
2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,256,052
4.00%, 04/01/29 (Call 04/01/27)	500	603,185
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,396,824
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,280,660
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,428,940
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,912,755
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,853,534
5.00%, 04/01/28	400	529,144
Series A, 2.95%, 04/01/47 (Put 10/01/25)(b)(c)	750	825,375
Series B, 2.85%, 04/01/47 (Put 10/01/24)(b)(c)	750	812,130
Series C, 2.10%, 04/01/45 (Put 10/01/21)(b)(c)	1,050	1,072,963
Series E, 2.00%, 04/01/34 (Put 10/01/20)(b)(c)	1,000	1,008,090
Series F-1, 5.00%, 04/01/21	205	218,380
Series F-1, 5.00%, 04/01/27 (Call 04/01/22)	1,000	1,102,360
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,200	1,322,196
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,350	1,482,381
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,150	3,606,687
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,700,654
Series F-2, 4.00%, 04/01/20	500	509,100
Series F-2, 4.00%, 04/01/21	125	131,208
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	695	725,872
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	573,100
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	624,679
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,444,450
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	288,748
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,154,990
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	2,835	3,282,306
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,521,460
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,525,689
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,166,275
5.00%, 10/01/49 (Call 04/01/26)	250	297,208
5.25%, 04/01/40	175	269,866
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,360,453
Series T-1, 5.00%, 03/15/39	700	1,043,378

Security	Par (000)	Value

California (continued)
Series U-3, 5.00%, 06/01/43	$2,360	$3,613,844
Series U-5, 5.00%, 05/01/21	2,205	2,356,109
Series U-6, 5.00%, 05/01/45	4,010	6,224,522
Series U-7, 5.00%, 06/01/46	150	234,119
Series V-1, 5.00%, 05/01/29	500	681,880
Series V-1, 5.00%, 05/01/49	2,500	3,973,575
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/20	500	522,540
5.00%, 10/01/21	1,225	1,330,081
5.00%, 10/01/22	1,350	1,519,762
5.00%, 10/01/23	200	233,154
5.00%, 10/01/26 (Call 04/01/26)	4,740	5,987,663
5.00%, 10/01/28 (Call 04/01/28)	500	665,625
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,246,480
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	559,835
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	289,575
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	370,797
Series A, 5.00%, 07/01/29 (Call 01/01/28) (FGIC)	810	1,067,483
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,810,523
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	977,947
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	852,033
California Municipal Finance Authority RB
5.00%, 06/01/42 (Call 06/01/27)	500	607,025
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,237,880
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	675,297
California State Public Works Board RB
5.00%, 04/01/23 (Call 04/01/22)	1,000	1,100,750
5.00%, 11/01/24	1,500	1,800,540
5.00%, 11/01/30 (Call 11/01/22)	1,040	1,162,845
5.50%, 11/01/31 (Call 11/01/23)	2,615	3,072,965
6.00%, 11/01/34 (PR 11/01/19)	360	362,909
Series A, 5.00%, 12/01/19 (AMBAC)	70	70,682
Series A, 5.00%, 04/01/20	1,555	1,591,014
Series A, 5.00%, 04/01/21	500	531,580
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,000	1,100,480
Series A, 5.00%, 04/01/26 (Call 04/01/22)	325	357,308
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,250	1,487,237
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,700	2,015,367
Series A, 5.00%, 09/01/28 (Call 09/01/24)	715	848,398
Series A, 5.00%, 09/01/29 (Call 09/01/24)	300	354,054
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,644,285
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	442,766
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,173,680
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	556,742
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,169,730
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,091,390
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	780,485
Series A, 5.00%, 09/01/39 (Call 09/01/24)	2,660	3,100,762
Series A-1, 5.75%, 03/01/30 (PR 03/01/20)	375	384,015
Series B, 5.00%, 10/01/25	2,000	2,467,980
Series B, 5.00%, 10/01/27	340	440,324
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,332,140
Series D, 5.00%, 09/01/23	710	821,406
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	388,192
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,058,879
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,085,570
Series E, 5.00%, 09/01/20	1,315	1,367,442
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,018,680
Series F, 5.00%, 05/01/20	1,165	1,195,872

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/23	$1,795	$2,053,624
Series F, 5.00%, 05/01/27 (Call 05/01/25)	905	1,096,136
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	421,789
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	545,970
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,000	1,111,200
Series G-1, 5.00%, 10/01/21 (PR 10/01/19)	100	100,308
Series G-1, 5.13%, 10/01/22 (PR 10/01/19)	275	275,875
Series G-1, 5.25%, 10/01/23 (PR 10/01/19)	105	105,343
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	5,000	5,018,200
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,600,784
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	780	786,458
California State University RB
5.00%, 11/01/22	375	422,910
5.00%, 11/01/31 (Call 11/01/25)	2,500	3,059,000
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	195,464
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	767,157
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,782,767
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	563,650
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	221,790
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,039,411
Series A, 5.00%, 11/01/20	200	209,640
Series A, 5.00%, 11/01/23	1,170	1,365,753
Series A, 5.00%, 11/01/24 (Call 11/01/21)	750	815,700
Series A, 5.00%, 11/01/27 (Call 11/01/22)	2,015	2,266,391
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	481,040
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	239,182
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,255,050
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	665,397
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	636,680
Series A, 5.00%, 11/01/32 (Call 11/01/24)	2,000	2,365,340
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,490	1,842,474
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,500	1,783,875
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	607,495
Series A, 5.00%, 11/01/35 (Call 11/01/25)	1,325	1,606,536
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	565,466
Series A, 5.00%, 11/01/37 (Call 11/01/21)	2,785	3,017,074
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	362,531
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,055	1,314,393
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,000	1,202,420
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	585,080
Series A, 5.00%, 11/01/39 (Call 11/01/29)	3,015	3,925,168
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,985,562
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,268,650
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,497,277
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	908,352
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,541,098
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,500	5,653,485
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	200	209,612
Series B-3, 4.00%, 11/01/51 (Put 05/01/23)(b)(c)	3,245	3,583,875
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	294,358
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,257,760
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	329,454
Cerritos Community College District GO
0.00%, 08/01/26(a)	545	487,344
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	271,603
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,250,964

Security	Par (000)	Value

California (continued)
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	$1,000	$1,147,580
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,144,530
5.00%, 08/01/29 (Call 08/01/23)	1,500	1,723,695
5.00%, 08/01/31 (Call 08/01/23)	2,800	3,206,000
Series A, 4.00%, 08/01/20	500	514,310
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,457,171
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,122,290
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	547,090
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 09/30/19)	400	401,164
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/20	500	516,180
Series R1, 5.00%, 06/15/21	400	429,340
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	576,000
Series R-1, 5.00%, 06/15/22 .	1,650	1,836,466
City of Long Beach CA Harbor Revenue RB
5.00%, 05/15/44 (Call 05/15/29)	2,000	2,556,320
Series A, 5.00%, 12/15/20	1,500	1,576,530
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,830,675
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	630	630,000
Series B, 5.00%, 09/01/20	2,820	2,935,902
City of Los Angeles CA RB, 5.00%, 06/25/20	2,000	2,064,280
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/48 (Call 06/01/28)	1,275	1,585,564
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	563,685
Series A, 5.00%, 06/01/20	725	747,301
Series A, 5.00%, 06/01/21	390	417,986
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,789,521
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,625,711
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,253,570
Series B, 5.00%, 06/01/22	250	278,153
Series B, 5.00%, 06/01/23	735	846,477
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	1,056,162
Series B, 5.00%, 06/01/27	250	325,558
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	188,018
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,342,060
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	552,140
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,081,127
City of Los Angeles Department of Airports RB
5.00%, 05/15/29 (Call 05/15/20)	3,915	4,024,307
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,261,820
Series A, 5.00%, 05/15/26 (Call 05/15/20)	500	513,995
Series A, 5.00%, 05/15/27 (Call 05/15/20)	245	251,840
Series A, 5.00%, 05/15/28 (Call 05/15/20)	800	822,336
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,490	1,531,496
Series A, 5.00%, 05/15/40 (Call 05/15/20)	5,490	5,638,614
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	547,805
Series B, 5.00%, 05/15/42 (Call 05/15/27)	1,500	1,838,670
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,072,035
Series D, 5.00%, 05/15/40 (Call 05/15/20)	1,450	1,489,251
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,884,510
City of Riverside CA Electric Revenue RB, 5.00%, 10/01/36 (Call 04/01/29)	1,000	1,302,540
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	590,880
City of Sacramento CA Transient Occupancy Tax Revenue RB, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,229,980

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	$2,380	$2,732,764
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,854,100
4.00%, 11/01/39 (Call 05/01/22)	415	442,560
5.00%, 11/01/20	370	387,438
5.00%, 11/01/22	1,500	1,690,140
5.00%, 11/01/25 (Call 05/01/25)	200	244,820
5.00%, 11/01/27 (Call 11/01/26)	500	640,020
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,785,952
5.00%, 11/01/31 (Call 11/01/26)	2,895	3,648,279
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,208,150
5.00%, 11/01/32 (PR 05/01/22)	1,525	1,691,408
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,121,208
5.00%, 11/01/36 (Call 05/01/25)	800	960,184
Series A, 4.00%, 11/01/39 (Call 11/01/26)	1,000	1,130,330
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	767,549
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	544,280
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,109,120
Series A, 5.00%, 11/01/37 (Call 11/01/21)	1,000	1,085,800
Series A, 5.00%, 11/01/37 (Call 05/01/22)	780	856,541
Series A, 5.00%, 11/01/41 (Call 11/01/21)	700	758,331
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,105	1,210,992
Series A, 5.13%, 11/01/39 (PR 11/01/19)	500	503,350
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,283,310
Series F, 5.00%, 11/01/25 (PR 11/01/20)	1,175	1,231,212
City of San Jose CA GO
5.00%, 09/01/28	335	450,632
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,000	2,539,220
City of Vernon CA Electric System Revenue RB, Series A, 5.13%, 08/01/21 (Call 09/30/19)	125	125,421
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	275,408
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	304,875
5.00%, 08/01/29 (Call 08/01/25)	500	609,455
5.00%, 08/01/31 (Call 08/01/25)	1,185	1,433,103
Series A, 4.00%, 08/01/38 (Call 08/01/23)	1,500	1,612,605
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,860	2,124,194
Series B, 0.00%, 08/01/27 (AGM)(a)	135	119,364
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	568,685
Contra Costa Community College District GO
4.00%, 08/01/22	1,425	1,550,685
5.00%, 08/01/38 (Call 08/01/23)	2,275	2,597,208
Series A, 4.00%, 08/01/39 (Call 08/01/24)	250	275,773
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	250	257,458
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,198,240
Series B, 4.00%, 07/01/20	1,000	1,024,740
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,258,090
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	956,896
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	267,305
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	871,500
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	75,747
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	196,052
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	567,870

Security	Par (000)	Value

California (continued)
5.00%, 08/01/37 (Call 02/01/26)	$1,000	$1,210,400
Desert Sands Unified School District GO, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,126,430
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	684,676
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,885	2,133,839
Series A, 5.00%, 06/01/28 (PR 06/01/20)	500	515,340
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	367,815
Series A, 5.00%, 06/01/32 (Call 06/01/25)	1,500	1,831,560
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	606,475
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,000	1,238,310
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,231,860
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	957,945
Series B, 5.00%, 06/01/20	735	757,609
Series B, 5.00%, 06/01/21	955	1,023,531
Series B, 5.00%, 06/01/23	1,435	1,651,498
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,150	2,795,000
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,275,910
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,224,510
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	558,635
Series C, 0.00%, 08/01/32(a)	700	543,942
Series C, 0.00%, 08/01/33(a)	125	94,326
Series C, 0.00%, 08/01/34(a)	2,050	1,495,188
El Dorado Irrigation District, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	250	290,475
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	125,497
Series C, 0.00%, 08/01/46(a)	985	472,120
Series C, 0.00%, 08/01/51(a)	1,155	476,449
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,452,743
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	399,371
Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,020	2,180,348
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	272,563
0.00%, 01/15/33(a)	750	516,675
0.00%, 01/15/34 (AGM)(a)	3,500	2,434,320
0.00%, 01/15/35 (AGM)(a)	300	202,437
0.00%, 01/15/37 (AGM)(a)	3,000	1,894,350
Series A, 0.00%, 01/01/20 (ETM)(a)	1,100	1,096,227
Series A, 0.00%, 01/01/23 (ETM)(a)	225	217,085
Series A, 0.00%, 01/15/23 (AGM)(a)	500	472,965
Series A, 0.00%, 01/01/25 (ETM)(a)	880	825,246
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,078,732
Series A, 0.00%, 01/01/28 (ETM)(a)	440	394,029
Series A, 0.00%, 01/01/29 (ETM)(a)	500	436,170
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	975,473
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,406,170
Series A, 6.00%, 01/15/49 (Call 01/15/24)	2,445	2,900,503
Series A, 6.00%, 01/15/53 (Call 01/15/24)	3,745	4,436,627
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,294,044
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,136,381
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,239,380
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	122,155

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	$350	$388,637
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	100	93,410
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,136,230
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,131,190
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (08/01/28)	1,000	1,127,810
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	600,720
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,229,460
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	209,050
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,405	1,574,288
Long Beach Unified School District GO
4.00%, 08/01/32 (Call 08/01/29)	2,275	2,805,257
4.00%, 08/01/45 (Call 08/01/29)	500	580,040
5.00%, 08/01/22	2,000	2,233,580
Series A, 5.00%, 08/01/20	1,350	1,399,693
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	94,296
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	2,800	3,182,956
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,238,897
Series A, 5.00%, 08/01/20	500	518,685
Series A, 5.00%, 08/01/21	1,500	1,616,985
Series A, 5.00%, 08/01/23	735	851,961
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,000	1,197,820
Series A, 5.00%, 08/01/29 (Call 08/01/24)	4,505	5,348,471
Series A, 5.00%, 08/01/30 (Call 08/01/24)	5,500	6,515,300
Series A, 5.00%, 08/01/31 (Call 08/01/24)	5,525	6,533,312
Series C, 5.00%, 08/01/20	225	233,408
Series C, 5.00%, 08/01/21	200	215,598
Series C, 5.00%, 08/01/22	120	134,285
Series C, 5.00%, 08/01/25	260	321,776
Series C, 5.00%, 06/01/26	500	633,730
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,319,974
Los Angeles County Facilities Inc. RB
4.00%, 12/01/48 (Call 12/01/28)	500	573,805
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,247,620
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/37 (Call 07/01/27)	1,000	1,256,170
Series A, 5.00%, 07/01/20	2,670	2,761,768
Series A, 5.00%, 07/01/21	560	602,308
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,068,825
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	337,840
Series A, 5.00%, 07/01/39 (Call 07/01/27)	1,695	2,115,377
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,000	2,484,000
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,238,070
Series A, 5.00%, 07/01/44 (Call 07/01/28)	9,500	11,939,600
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	181,251
5.00%, 08/01/42 (Call 08/01/22)	500	552,400
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	588,255
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,108,453
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	637,025
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,282,790

Security	Par (000)	Value

California (continued)
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	$850	$949,186
Series A, 5.00%, 10/01/20	700	731,248
Los Angeles Department of Water & Power Power System Revenue RB
5.00%, 07/01/28 (Call 01/01/28)	765	1,010,052
5.00%, 07/01/30 (Call 01/01/25)	1,000	1,198,600
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/45 (Call 01/01/29)	2,000	2,525,220
Series A, 5.00%, 07/01/20	1,000	1,034,030
Series A, 5.00%, 07/01/21	400	429,916
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,210	1,300,278
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,375
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	991,042
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,552,850
Series A, 5.00%, 07/01/34 (Call 01/01/25)	1,435	1,711,008
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	633,975
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	852,146
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,190,950
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,212,660
Series B, 5.00%, 01/01/22 (Call 12/01/21)	500	545,820
Series B, 5.00%, 07/01/23	1,500	1,731,855
Series B, 5.00%, 01/01/24 (Call 12/01/23)	200	234,208
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,000	1,154,570
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,395	1,717,357
Series B, 5.00%, 07/01/26 (Call 06/01/26)	500	632,920
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,151,710
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	672,323
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	573,015
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,314,952
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,671,986
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	4,034,418
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,079,073
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,193,490
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,385,940
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,226,140
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,817,065
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,312,979
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	581,795
Series E, 5.00%, 07/01/23	585	675,423
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	581,795
Los Angeles Department of Water RB
5.00%, 07/01/28 (Call 07/01/23)	585	674,230
5.00%, 07/01/38 (Call 01/01/26)	3,330	4,032,796
5.00%, 07/01/43 (Call 07/01/28)	3,000	3,769,590
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	262,670
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,463,560
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,382,387
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,442,760
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,967,950
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,234,480
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,320	2,680,505
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	599,742
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	9,174,720
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	572,005
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,172,265
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	298,398

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District/CA GO
5.25%, 07/01/28 (Call 07/01/20)	$2,695	$2,786,334
Series A, 5.00%, 07/01/20	2,000	2,065,200
Series A, 5.00%, 07/01/21	1,000	1,071,580
Series A, 5.00%, 07/01/22	2,300	2,553,092
Series A, 5.00%, 07/01/23	1,975	2,266,608
Series A, 5.00%, 07/01/24	1,620	1,919,133
Series A, 5.00%, 07/01/25	3,975	4,850,851
Series A, 5.00%, 07/01/26	1,000	1,252,490
Series A, 5.00%, 07/01/27	3,500	4,488,190
Series A, 5.00%, 07/01/28	3,500	4,592,350
Series A, 5.00%, 07/01/28 (Call 07/01/21)	1,950	2,085,915
Series A, 5.00%, 07/01/29	1,000	1,339,820
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,209,660
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	533,720
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,066,880
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,766,800
Series A-2, 5.00%, 07/01/21	3,230	3,461,203
Series B, 5.00%, 07/01/21	1,000	1,071,580
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,238,120
Series B-1, 5.00%, 07/01/21	480	514,358
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	642,445
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	638,335
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,540,120
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,255,520
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,501,340
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	1,000	1,262,670
Series C, 5.00%, 07/01/21	500	535,790
Series C, 5.00%, 07/01/23	2,375	2,725,669
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,181,550
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	536,199
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,450	1,706,519
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	878,843
Los Rios Community College District GO, Series A, 5.00%, 08/01/35 (PR 08/01/20)	695	720,458
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	37,370
Series B, 0.00%, 08/01/51 (AGM)(a)	250	92,698
Menlo Park City School District GO, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	429,415
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	164,440
Metropolitan Water District of Southern California RB
5.00%, 07/01/26	1,000	1,267,510
5.00%, 07/01/27	790	1,027,427
5.00%, 07/01/31 (Call 01/01/29)	1,000	1,337,560
5.00%, 07/01/34 (Call 01/01/29)	2,000	2,646,960
Series A, 5.00%, 07/01/22	4,000	4,459,160
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	613,660
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,872,652
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,241,270
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	299,155
Series B, 5.00%, 08/01/20 (Call 07/01/20)	1,000	1,034,120
Series B, 5.00%, 08/01/21 (Call 07/01/21)	2,330	2,504,703
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	557,545
Series C, 5.00%, 10/01/27	900	1,183,392
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	423,572
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,215,840

Security	Par (000)	Value

California (continued)
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	$1,000	$1,100,710
0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,276,347
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	2,038,225
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	280,615
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,368,024
Series B, 5.00%, 11/01/24	275	331,020
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,666,487
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	628,320
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	1,002,750
0.00%, 08/01/34(a)	750	553,515
0.00%, 08/01/36(a)	1,915	1,330,465
0.00%, 08/01/38(a)	500	324,870
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	412,040
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,414,960
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,396,587
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,000	1,219,550
5.00%, 02/15/30 (Call 02/15/29)	500	675,620
5.00%, 02/15/41 (Call 02/15/29)	500	641,355
Orange County Water District COP, 2.00%, 08/15/23 (Call 02/15/23)	1,500	1,551,120
Orange County Water District RB, Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,420,183
Palomar Community College District GO
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	276,873
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	565,595
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	286,670
Series D, 0.00%, 08/01/42(a)	200	106,614
Series D, 0.00%, 08/01/46(a)	1,300	591,539
Port of Los Angeles RB 5.00%, 08/01/26	2,000	2,538,140
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,274,394
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,119,800
Poway Unified School District GO
0.00%, 08/01/33(a)	250	186,845
0.00%, 08/01/35(a)	500	351,445
0.00%, 08/01/36(a)	1,000	682,100
0.00%, 08/01/38(a)	755	481,471
0.00%, 08/01/46(a)	3,450	1,596,418
Series A, 0.00%, 08/01/31(a)	495	391,278
Series B, 0.00%, 08/01/34(a)	500	362,000
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	3,460	4,318,878
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	500	602,765
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/36 (Call 06/01/27)	425	535,475
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	512,111
Series A, 5.25%, 06/01/39 (PR 06/01/23)	750	870,068
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,116,690
Series B, 5.00%, 06/01/24	685	816,362
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	363,059
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,271,970

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/38 (Call 12/01/27)	$1,000	$1,267,000
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,200,450
Sacramento City Financing Authority RB, 5.25%, 12/01/30 (AMBAC)	650	857,857
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,154,060
Sacramento Municipal Utility District RB
5.00%, 08/15/30 (Call 08/15/29)	1,000	1,354,540
5.00%, 08/15/49 (Put 04/20/23)(b)(c)	1,000	1,142,520
5.00%, 08/15/49 (Put 04/18/25)(b)(c)	1,000	1,217,200
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,548,570
Series E, 5.00%, 08/15/21	500	540,085
Series E, 5.00%, 08/15/24	500	600,480
Series F, 5.00%, 08/15/23	1,000	1,161,100
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,300,050
Series K, 5.25%, 07/01/24 (AMBAC)	250	286,123
Series X, 5.00%, 08/15/20	2,230	2,317,550
Series X, 5.00%, 08/15/21	150	162,026
Series X, 5.00%, 08/15/26 (Call 08/15/21)	6,500	7,013,110
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	188,603
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	64,738
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,741,680
5.00%, 11/15/26 (11/15/25)	1,500	1,841,370
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,660,210
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	583,390
5.00%, 08/01/27 (Call 08/01/26)	500	634,985
5.00%, 08/01/28 (Call 08/01/26)	500	633,305
5.00%, 08/01/30 (Call 08/01/23)	250	287,803
5.00%, 08/01/30 (Call 08/01/26)	590	741,152
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,501,740
5.00%, 08/01/41 (Call 08/01/26)	500	610,695
5.00%, 08/01/41 (PR 08/01/21)	210	226,670
5.00%, 08/01/43 (Call 08/01/23)	3,015	3,446,235
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	325,030
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	489,169
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,224,130
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	286,722
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	4,560	4,782,026
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,423,560
Series A, 5.00%, 04/01/42 (Call 04/01/22)	1,500	1,646,610
Series A, 5.00%, 04/01/48 (Call 04/01/22)	4,500	4,926,060
Series A, 5.00%, 04/01/48 (Call 04/01/24)	400	459,348
San Diego County Water Authority RB
5.00%, 05/01/31 (Call 11/01/22)	605	678,871
5.00%, 05/01/34 (Call 11/01/22)	500	559,555
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	619,895
Series B, 5.00%, 05/01/35 (Call 05/01/26)	2,000	2,464,980
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	631,165
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,192,160
San Diego Public Facilities Financing Authority Sewer Revenue RB 5.00%, 05/15/22	525	582,435

Security	Par (000)	Value

California (continued)
5.00%, 05/15/23	$985	$1,131,883
Series A, 4.00%, 05/15/20	625	638,738
Series A, 4.00%, 05/15/21	200	210,662
Series A, 5.00%, 05/15/21	500	535,060
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	629,405
Series A, 5.25%, 05/15/24 (PR 05/15/20)	830	855,083
Series A, 5.25%, 05/15/25 (PR 05/15/20)	300	309,066
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,195,690
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,901,520
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	790	641,180
0.00%, 07/01/35(a)	300	210,048
0.00%, 07/01/36(a)	1,240	842,208
0.00%, 07/01/38(a)	1,930	1,236,146
0.00%, 07/01/39(a)	1,100	682,352
0.00%, 07/01/42(a)	215	121,307
0.00%, 07/01/45(a)	2,780	1,422,415
Series A, 5.00%, 07/01/21	1,000	1,074,410
Series C, 0.00%, 07/01/46(a)	500	247,240
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	797,776
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	1,117,259
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,150	1,314,208
Series E, 0.00%, 07/01/32(a)	690	526,449
Series E, 0.00%, 07/01/42(a)	1,340	1,153,338
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	2,775	2,426,626
Series E, 0.00%, 07/01/49(a)	4,000	1,746,240
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,589,719
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	1,000	415,170
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,262,280
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,235,870
Series R-1, 0.00%, 07/01/31(a)	1,675	1,314,741
Series R-2, 0.00%, 07/01/40(a)	800	857,384
Series R-3, 5.00%, 07/01/20	1,755	1,814,424
Series R-3, 5.00%, 07/01/21	2,025	2,175,680
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	219,890
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	583,675
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	2,920	3,387,609
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	250	269,158
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	221,688
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	1,500	1,751,925
4.00%, 08/01/44 (Call 08/01/29)	2,000	2,343,000
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,144,420
Series A, 5.00%, 08/01/47 (Call 08/01/27)	4,015	4,951,459
Series D, 4.00%, 08/01/33 (Call 08/01/25)	250	285,595
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/24	2,420	2,894,586
Series A, 5.00%, 07/01/36 (Call 07/01/22)	365	404,409
Series A, 5.00%, 07/01/36 (PR 07/01/22)	135	150,644
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/24	1,000	1,184,450
5.00%, 05/01/46 (Call 05/01/26)	1,850	2,219,981
5.00%, 05/01/49 (Call 05/01/29)	500	627,075
5.25%, 05/01/20 (NPFGC)	1,685	1,732,753
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	988,277

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 4.90%, 05/01/29 (Call 11/01/19)	$1,100	$1,106,897
Series A, 5.00%, 05/01/22	100	110,506
Series A, 5.00%, 05/01/26	1,000	1,256,290
Series B, 4.90%, 05/01/29 (Call 11/01/19)	460	462,884
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	279,320
Series B, 5.00%, 05/01/44 (Call 05/01/24)	995	1,137,444
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,819,665
Series C, 5.00%, 05/01/23 (Call 05/01/20)	430	441,309
Series C, 5.00%, 05/01/23 (PR 05/01/20)	320	328,611
Series D, 5.00%, 05/01/24 (Call 05/01/21)	1,200	1,278,780
Series D, 5.00%, 05/01/24 (Call 05/03/21)	30	32,052
Series D, 5.00%, 05/01/25	250	304,945
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,472,400
Series F, 5.00%, 05/01/35 (Call 05/01/20)	800	820,288
Series F, 5.00%, 05/01/50 (Call 05/01/29)	1,500	1,877,280
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	2,000	2,286,160
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	1,022,846
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,151,620
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,258,380
Series C, 2.13%, 10/01/48 (Put 04/01/23)(b)(c)	1,000	1,030,840
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	827,446
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	500	562,865
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	534,005
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	258,096
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20 (ETM)(a)	170	169,444
0.00%, 01/01/22 (ETM)(a)	220	214,907
0.00%, 01/01/23 (ETM)(a)	450	434,889
0.00%, 01/01/26 (ETM)(a)	280	261,066
0.00%, 01/01/28 (ETM)(a)	750	674,423
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	345,084
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	869,520
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	9,185,200
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,270,087
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	1,010	1,144,805
San Jose Unified School District GO
0.00%, 06/01/31 (NPFGC)(a)	400	318,028
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,453,040
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	559,514
Series B, 0.00%, 08/01/38(a)	565	359,634
Series B, 0.00%, 08/01/47(a)	500	233,045
Series B, 0.00%, 08/01/51(a)	1,500	616,920
San Mateo County Community College District GO
0.00%, 09/01/26 (NPFGC)(a)	300	274,455
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	420,863
Series A, 5.00%, 09/01/45 (Call 09/01/25)	500	594,100
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,561,000
Series B, 5.00%, 09/01/45 (Call 09/01/28)	1,000	1,269,830
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	496,663
5.00%, 08/01/49 (Call 08/01/29)	880	1,123,866
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	595	607,519

Security	Par (000)	Value

California (continued)
San Mateo Union High School District GO
0.00%, 09/01/33(a)	$500	$483,090
0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,707,872
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,492,294
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	318,487
Santa Clara Unified School District GO
4.00%, 07/01/48 (Call 07/01/26)	4,500	5,042,025
5.00%, 07/01/21	2,000	2,149,200
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 04/01/20	430	440,337
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	3,825	4,620,256
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,683,399
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	655,479
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	801,430
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,896,315
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,085,920
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (Call 08/01/23)	1,000	1,138,830
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,000	2,156,720
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,116,410
Southern California Public Power Authority RB
5.00%, 07/01/25 (Call 07/01/20)	585	604,715
5.00%, 07/01/26 (Call 01/01/25)	650	789,588
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)(c)	1,000	1,004,340
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	722,764
Series A, 2.25%, 07/01/40 (Put 11/01/20)(b)(c)	1,000	1,011,230
Series A, 4.00%, 07/01/21	725	766,535
Series A, 5.25%, 07/01/27 (PR 01/01/20)	650	659,165
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,101,350
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,192,070
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,244,580
Series C, 0.00%, 08/01/41(a)	650	370,598
Series C, 0.00%, 08/01/46(a)	1,000	451,180
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	585,135
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	1,125	1,154,970
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,000	2,054,220
Series L, 5.00%, 05/01/21 (PR 05/01/20)	925	949,892
Series L, 5.00%, 05/01/22 (Call 05/01/20)	530	544,119
Series L, 5.00%, 05/01/22 (PR 05/01/20)	870	893,412
Series N, 5.00%, 05/01/20	11,415	11,719,096
Series N, 5.00%, 05/01/21	2,025	2,162,720
Series O, 5.00%, 05/01/21	4,375	4,672,544
Series O, 5.00%, 05/01/22	5,225	5,782,664
State of California Department of Water Resources RB
Series AG, 5.00%, 12/01/26 (PR 12/01/19)	250	252,483
Series AG, 5.00%, 12/01/29 (PR 12/01/19)	320	323,177
Series AS, 5.00%, 12/01/20 (ETM)	5	5,253
Series AS, 5.00%, 12/01/21	320	349,174
Series AS, 5.00%, 12/01/22	640	723,885
Series AS, 5.00%, 12/01/22 (ETM)	10	11,307
Series AS, 5.00%, 12/01/23	250	292,648

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	$400	$483,220
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,272,087
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	2,900	3,490,150
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	4,110	4,927,767
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,170,110
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,283,880
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	630,670
Series AX, 5.00%, 12/01/21	200	218,420
Series AX, 5.00%, 12/01/22	500	566,220
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	5,000	6,701,450
State of California GO
3.00%, 12/01/32 (Put 09/30/19)(b)(c)	200	200,638
4.00%, 11/01/19	2,000	2,009,700
4.00%, 05/01/23	1,000	1,106,330
4.00%, 11/01/25	235	276,238
4.00%, 09/01/28 (Call 09/01/26)	250	296,438
4.00%, 12/01/30 (Put 06/01/21)(b)(c)	4,790	5,021,357
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,111,017
4.00%, 09/01/34 (Call 09/01/26)	800	918,440
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,102,400
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,271,160
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,964,400
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,296,660
4.00%, 11/01/44 (Call 11/01/24)	975	1,067,089
4.00%, 03/01/45 (Call 03/01/25)	500	549,415
4.00%, 08/01/45 (Call 08/01/25)	250	276,363
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,688,175
4.50%, 03/01/21 (Call 03/01/20)	660	671,563
5.00%, 10/01/19	4,335	4,348,178
5.00%, 12/01/19	750	757,358
5.00%, 08/01/20	500	518,405
5.00%, 09/01/20	170	176,831
5.00%, 10/01/20	4,000	4,174,160
5.00%, 11/01/20	5,900	6,176,651
5.00%, 12/01/20	550	577,632
5.00%, 02/01/21	100	105,695
5.00%, 08/01/21	270	290,736
5.00%, 09/01/21	1,945	2,099,589
5.00%, 11/01/21	3,175	3,448,113
5.00%, 02/01/22	2,600	2,845,258
5.00%, 04/01/22	250	275,188
5.00%, 09/01/22	1,000	1,116,730
5.00%, 11/01/22	2,000	2,246,180
5.00%, 08/01/23	955	1,099,797
5.00%, 09/01/23	3,465	4,001,313
5.00%, 10/01/23	1,000	1,157,930
5.00%, 11/01/23	1,375	1,596,485
5.00%, 11/01/23 (Call 11/01/20)	500	523,790
5.00%, 12/01/23	500	582,115
5.00%, 02/01/24 (Call 02/01/22)	220	241,307
5.00%, 04/01/24	4,000	4,707,240
5.00%, 08/01/24	750	892,005
5.00%, 09/01/24	1,945	2,319,354
5.00%, 10/01/24	1,715	2,050,420
5.00%, 11/01/24	650	779,149
5.00%, 11/01/24 (Call 11/01/20)	250	261,865
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,649,647
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,132,640
5.00%, 03/01/25	1,300	1,573,702
5.00%, 03/01/25 (Call 03/01/20)	750	765,203

Security	Par (000)	Value

California (continued)
5.00%, 04/01/25	$2,000	$2,427,260
5.00%, 08/01/25	2,550	3,126,198
5.00%, 09/01/25	880	1,081,555
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,983,991
5.00%, 10/01/25	550	677,600
5.00%, 10/01/25 (Call 10/01/24)	400	478,232
5.00%, 11/01/25 (Call 11/01/20)	585	612,349
5.00%, 11/01/25 (Call 11/01/23)	300	348,324
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,513,175
5.00%, 04/01/26	1,335	1,668,363
5.00%, 08/01/26	5,805	7,322,369
5.00%, 08/01/26 (Call 08/01/25)	1,450	1,776,714
5.00%, 10/01/26 (Call 10/01/24)	750	895,868
5.00%, 10/01/26 (Call 04/01/26)	2,190	2,744,179
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,077,073
5.00%, 03/01/27 (Call 03/01/20)	300	305,901
5.00%, 03/01/27 (Call 03/01/25)	500	604,380
5.00%, 04/01/27	1,000	1,280,820
5.00%, 08/01/27	640	826,157
5.00%, 08/01/27 (Call 08/01/26)	500	628,515
5.00%, 09/01/27 (Call 09/01/21)	500	539,015
5.00%, 09/01/27 (Call 09/01/26)	2,490	3,136,504
5.00%, 11/01/27	470	610,319
5.00%, 11/01/27 (Call 11/01/23)	700	810,901
5.00%, 04/01/28	5,000	6,556,900
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,220,190
5.00%, 08/01/28 (Call 08/01/26)	1,520	1,905,654
5.00%, 08/01/28 (Call 08/01/27)	2,385	3,073,740
5.00%, 09/01/28 (Call 09/01/26)	775	973,702
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,105,471
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,129,760
5.00%, 04/01/29	3,375	4,518,214
5.00%, 08/01/29 (Call 08/01/27)	2,000	2,558,040
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,249,948
5.00%, 10/01/29 (Call 10/01/19)	1,345	1,348,914
5.00%, 10/01/29 (Call 04/01/23)	850	964,282
5.00%, 10/01/29 (Call 04/01/26)	750	926,422
5.00%, 11/01/29 (Call 11/01/27)	1,480	1,902,954
5.00%, 04/01/30	350	477,208
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,326,960
5.00%, 08/01/30 (Call 08/01/27)	600	763,026
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,304,040
5.00%, 09/01/30 (Call 09/01/21)	2,800	3,015,040
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,315,960
5.00%, 11/01/30 (Call 11/01/27)	3,680	4,703,886
5.00%, 02/01/31 (Call 02/01/22)	500	545,915
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,614,885
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,485,460
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,336,099
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,403,107
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,273,420
5.00%, 02/01/32 (Call 02/01/22)	1,500	1,636,995
5.00%, 04/01/32	1,500	2,111,895
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,331,120
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,726,720
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,178,760
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,090,830
5.00%, 04/01/33 (Call 04/01/29)	1,840	2,411,522
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,519,300
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,874,936

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 09/01/33 (Call 09/01/26)	$1,500	$1,862,175
5.00%, 10/01/33 (Call 10/01/24)	2,710	3,192,976
5.00%, 09/01/34 (Call 09/01/26)	5,435	6,741,302
5.00%, 04/01/35 (Call 04/01/29)	3,000	3,906,750
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,864,758
5.00%, 08/01/35 (Call 08/01/26)	1,000	1,234,880
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,237,340
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,789,400
5.00%, 08/01/36 (Call 08/01/28)	500	638,445
5.00%, 11/01/36 (Call 11/01/27)	845	1,061,988
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,515,100
5.00%, 02/01/38 (Call 02/01/23)	4,545	5,109,171
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,170,330
5.00%, 09/01/41 (Call 09/01/21)	380	408,401
5.00%, 10/01/41 (Call 10/01/21)	4,675	5,037,733
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,093,250
5.00%, 09/01/42 (Call 09/01/22)	750	829,118
5.00%, 04/01/43 (Call 04/01/23)	910	1,024,806
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,436,830
5.00%, 08/01/45 (Call 08/01/25)	3,400	4,029,578
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,814,325
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,211,810
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,416,494
5.00%, 11/01/47 (Call 11/01/27)	800	994,512
5.25%, 09/01/22	2,815	3,164,285
5.25%, 10/01/22	600	676,476
5.25%, 02/01/23	500	570,495
5.25%, 09/01/25 (Call 09/01/21)	750	813,300
5.25%, 10/01/29 (Call 10/01/19)	1,375	1,379,249
5.25%, 09/01/30 (Call 09/01/21)	2,000	2,163,420
5.25%, 09/01/31 (Call 09/01/21)	3,000	3,244,500
5.25%, 08/01/32 (AGM)	1,825	2,522,862
5.25%, 11/01/40 (Call 11/01/20)	2,310	2,417,484
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,006,700
5.50%, 11/01/39 (Call 11/01/19)	4,485	4,513,928
5.50%, 03/01/40 (Call 03/01/20)	7,995	8,168,971
6.00%, 03/01/33 (Call 03/01/20)	2,200	2,253,372
6.00%, 11/01/35 (Call 11/01/19)	2,000	2,015,980
6.00%, 11/01/39 (Call 11/01/19)	1,315	1,325,415
Series A, 5.00%, 10/01/24	3,000	3,586,740
Series A, 5.00%, 10/01/48 (Call 10/01/28)	3,000	3,765,900
Series B, 5.00%, 08/01/20	500	518,405
Series B, 5.00%, 09/01/21	2,000	2,158,960
Series B, 5.00%, 09/01/22	2,485	2,775,074
Series B, 5.00%, 09/01/24	2,000	2,384,940
Series B, 5.00%, 09/01/25	1,000	1,229,040
Series B, 5.00%, 08/01/26	2,280	2,875,969
Series B, 5.00%, 09/01/26	790	998,797
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	69,137
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	553,015
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	840,020
University of California RB
5.00%, 05/15/20	700	720,195
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	1,033,045
Series A, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,157,550
Series AF, 5.00%, 05/15/20	685	704,762
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,832,725
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,128,840

Security	Par (000)	Value

California (continued)
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	$1,000	$1,139,310
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,727,713
Series AK, 5.00%, 05/15/48(b)(c)	3,965	4,554,675
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	807,520
Series AO, 5.00%, 05/15/23	500	574,755
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,000	3,673,050
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,184,320
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,579,204
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)(c)	1,000	1,001,650
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	561,155
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,384,526
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,506,860
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,243,930
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,282,000
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,650	3,321,801
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	566,055
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	960,615
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	1,500	1,873,245
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	6,750	8,374,792
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	626,200
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	593,374
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	593,529
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	515,160
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	299,538
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	254,810
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	429,913
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	371,136
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	726,172
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	731,194
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,343,806
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	427,000
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,337,549
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	650,171
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,318,750
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	613,960
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	279,880
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,267,800
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,833,075
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	302,573
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	611,340
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,227,230
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	643,460
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (Call 11/01/22)	500	560,125
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	277,313
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	332,640
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	870,988
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	500	229,845
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	535,585

		1,349,544,335

Total Municipal Debt Obligations — 98.1% (Cost: $1,274,734,419)		1,349,544,335

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Liquidity Funds California Money Fund Portfolio, 1.03%(d)(e)	12,197	$12,199,570

Total Short-Term Investments — 0.9% (Cost: $12,199,570)		12,199,570

Total Investments in Securities — 99.0% (Cost: $1,286,933,989)		1,361,743,905

Other Assets, Less Liabilities — 1.0%		14,351,343

Net Assets — 100.0%		$1,376,095,248

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds California Money Fund Portfolio	8,948	3,249	12,197	$12,199,570	$70,003	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$1,349,544,335	$—	$1,349,544,335
Money Market Funds	12,199,570	—	—	12,199,570

	$12,199,570	$1,349,544,335	$—	$1,361,743,905

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$2,000	$2,075,700
5.00%, 09/01/22	5,385	5,995,013
5.00%, 09/01/24 (PR 03/01/23)	2,500	2,791,650
5.00%, 09/01/30 (Call 09/01/24)	2,000	2,351,880
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	4,143,685
Series A, 4.00%, 06/01/37 (Call 09/01/27)	5,290	6,041,815
Series A, 5.00%, 09/01/35 (Call 09/01/26)	6,075	7,421,827
Series A, 5.00%, 09/01/36 (Call 09/01/26)	7,000	8,532,930
Series B, 5.00%, 09/01/23	5,585	6,444,755
Series B, 5.00%, 09/01/24	1,600	1,905,376
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/20	1,000	1,012,900
Series B, 5.00%, 01/01/22	6,875	7,491,412
Series B, 5.00%, 01/01/23	3,100	3,494,785
Series B, 5.00%, 01/01/24	3,500	4,076,135
Series B, 5.00%, 01/01/26 (Call 07/01/24)	5,535	6,537,001
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,796,841
Series A, 5.00%, 06/01/48 (Call 06/01/28)	7,000	8,641,710
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,283,813
Water Works Board of the City of Birmingham (The) RB, 5.00%, 01/01/41 (PR 01/01/21)	1,185	1,246,893

		85,286,121

Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (Call 12/01/24)	2,000	2,146,300

Arizona — 1.6%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,000	1,185,170
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,350,340
5.00%, 07/01/33 (Call 07/01/24)	2,900	3,390,999
Series A, 5.00%, 07/01/21	1,500	1,607,085
Series A, 5.00%, 07/01/22	6,650	7,381,766
Series A, 5.00%, 07/01/22 (Call 07/01/21)	2,600	2,785,640
Series A, 5.00%, 07/01/24 (Call 07/01/21)	935	1,001,937
Series A, 5.00%, 07/01/29 (Call 07/01/22)	2,890	3,188,421
Series A, 5.00%, 07/01/29 (PR 07/01/22)	285	315,660
Series A, 5.00%, 07/01/30 (Call 07/01/22)	1,105	1,218,130
Series A, 5.00%, 07/01/30 (PR 07/01/22)	895	991,284
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/21	2,285	2,461,425
Series A, 5.00%, 09/01/23	750	863,227
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/23)	1,000	1,109,060
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,793,265
Arizona Transportation Board RB
5.00%, 07/01/23	7,530	8,644,892
5.00%, 07/01/24	6,175	7,318,425
Arizona Water Infrastructure Finance Authority RB
5.00%, 10/01/26 (Call 10/01/24)	7,885	9,393,637
Series A, 5.00%, 10/01/22	870	973,765
Series A, 5.00%, 10/01/22 (ETM)	555	621,517
Series A, 5.00%, 10/01/30 (PR 10/01/20)	2,600	2,710,344

Security	Par (000)	Value

Arizona (continued)
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	$1,500	$1,715,100
City of Phoenix AZ GO
4.00%, 07/01/24	1,040	1,183,250
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,277,280
5.00%, 07/01/25	3,800	4,642,118
5.00%, 07/01/26	1,130	1,418,692
5.00%, 07/01/27 (Call 07/01/26)	5,485	6,860,035
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20	2,800	2,891,504
5.00%, 07/01/21	4,770	5,113,249
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,680,394
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,334,100
Series A, 5.00%, 07/01/40 (PR 07/01/21)	1,700	1,754,706
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,360,880
Series B, 5.00%, 07/01/20	2,000	2,065,540
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,776,990
Series B, 5.00%, 07/01/27 (Call 07/01/24)	3,000	3,545,580
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	5,185,362
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	2,500	2,865,075
Maricopa County Community College District GO
5.00%, 07/01/20	2,035	2,101,504
5.00%, 07/01/21	2,840	3,043,827
Pinal County Electric District No. 3 RB, 5.25%, 07/01/41 (PR 07/01/21)	1,000	1,075,330
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	3,280	3,701,152
5.00%, 01/01/24	1,070	1,247,620
5.00%, 01/01/27	1,900	2,409,808
5.00%, 01/01/28	3,070	3,979,794
5.00%, 01/01/31 (Call 01/01/28)	3,585	4,604,395
5.00%, 12/01/34 (Call 06/01/25)	2,500	2,993,025
5.00%, 01/01/35 (Call 01/01/28)	1,000	1,269,790
5.00%, 01/01/36 (Call 01/01/28)	9,675	12,251,549
5.00%, 01/01/38 (Call 01/01/28)	1,570	1,976,928
5.00%, 01/01/39 (Call 01/01/28)	11,000	13,819,080
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,253,220
Series A, 5.00%, 01/01/26	3,270	4,044,140
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,205,595
Series A, 5.00%, 01/01/27	1,000	1,268,320
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,252,558
Series A, 5.00%, 12/01/29 (Call 06/01/22)	400	441,368
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,756,400
Series A, 5.00%, 12/01/31 (Call 06/01/22)	7,100	7,816,035
Series A, 5.00%, 01/01/37 (Call 01/01/28)	7,955	10,045,653
Series A, 5.00%, 01/01/38 (Call 01/01/27)	6,600	8,122,488
Series A, 5.00%, 12/01/45 (Call 06/01/25)	5,000	5,877,900
Series B, 5.00%, 12/01/19	500	504,795
State of Arizona COP
Series A, 5.00%, 10/01/20	2,500	2,604,450
Series A, 5.00%, 10/01/28	3,050	4,008,310
Series A, 5.00%, 10/01/29 (Call 10/01/19) (AGM)	1,000	1,002,930
Series A, 5.25%, 10/01/20 (Call 10/01/19) (AGM)	355	356,104

		222,009,912

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arkansas — 0.0%
State of Arkansas GO
4.00%, 06/15/20	$2,000	$2,046,360
5.00%, 06/15/21	1,000	1,070,030

		3,116,390

California — 20.2%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	3,228,390
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,385,960
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,306,881
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,204,870
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,862,037
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	538,820
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	5,008,500
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,239,580
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	3,247,273
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (Call 10/01/21)	1,150	1,240,218
5.00%, 10/01/34 (PR 10/01/21)	850	921,477
5.00%, 10/01/35 (Call 10/01/21)	795	856,684
5.00%, 10/01/35 (PR 10/01/21)	590	639,613
5.00%, 10/01/41 (Call 10/01/21)	920	990,334
5.00%, 10/01/41 (PR 10/01/21)	680	737,181
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM) (a)	3,040	2,262,490
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 10/01/19)(b)(c)	2,200	2,200,616
2.13%, 04/01/53 (Put 10/01/24)(b)(c)	2,000	2,093,420
4.00%, 04/01/33 (Call 04/01/27)	1,800	2,095,236
4.00%, 04/01/38 (Call 04/01/27)	4,950	5,611,963
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,812,875
4.00%, 04/01/47 (Call 04/01/27)	13,500	15,092,055
4.00%, 04/01/56 (Call 04/01/27)	2,600	2,866,994
5.00%, 04/01/28	1,600	2,116,576
5.00%, 04/01/44 (Call 04/01/29)	2,000	2,520,320
5.00%, 04/01/49 (Call 04/01/29)	2,000	2,498,740
Series A, 2.95%, 04/01/47 (Put 10/01/25)(b)(c)	1,000	1,100,500
Series B, 2.85%, 04/01/47 (Put 10/01/24)(b)(c)	4,000	4,331,360
Series D, 1.88%, 04/01/34 (Call 10/01/19)(b)(c)	2,200	2,201,452
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,860	2,054,909
Series F-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,103,170
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,595	1,757,419
Series F-1, 5.00%, 04/01/30 (Call 04/01/22)	2,000	2,199,340
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,315	1,443,949
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,000	3,434,940
Series F-2, 4.00%, 04/01/21	1,000	1,049,660
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	2,510	2,621,494
Series S-4, 5.00%, 04/01/29 (PR 04/01/24)	1,090	1,249,358
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,292,400
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	1,750	2,005,850
Series S-4, 5.25%, 04/01/48 (PR 10/01/23)	2,250	2,598,727
Series S-4, 5.25%, 04/01/53 (PR 04/01/24)	370	427,346
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	4,000	4,631,120
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	6,000	7,564,380
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	4,500	5,085,630

Security	Par (000)	Value

California (continued)
Beverly Hills Unified School District CA GO, 0.00%, 08/01/33(a)	$1,000	$751,500
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,332,550
5.00%, 10/01/49 (Call 04/01/26)	500	594,415
Series T-1, 5.00%, 03/15/39	1,015	1,512,898
Series U-2, 5.00%, 10/01/32	5,000	7,020,550
Series U-3, 5.00%, 06/01/43	4,000	6,125,160
Series U-6, 5.00%, 05/01/45	4,400	6,829,900
Series U-7, 5.00%, 06/01/46	6,500	10,145,135
Series V-1, 5.00%, 05/01/49	12,000	19,073,160
California Infrastructure & Economic Development Bank RB
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,869,720
5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	7,316,451
Series A, 4.00%, 10/01/45 (Call 10/01/26)	1,500	1,679,505
Series A, 5.00%, 07/01/23 (ETM) (AGM)	2,845	3,295,363
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,643,100
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	660,775
Series A, 5.00%, 10/01/41 (Call 10/01/26)	1,010	1,229,362
California Municipal Finance Authority RB
5.00%, 06/01/42 (Call 06/01/27)	2,110	2,561,645
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,237,880
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	3,000	964,710
California State Public Works Board RB
5.00%, 05/01/25	6,445	7,853,555
5.00%, 11/01/33 (Call 11/01/26)	4,230	5,213,602
Series A, 5.00%, 12/01/19 (AMBAC)	5	5,049
Series A, 5.00%, 04/01/20	690	705,980
Series A, 5.00%, 04/01/22	1,810	1,995,760
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,578,484
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	3,085,082
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	6,029,045
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,535	1,801,599
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,866,277
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,749,760
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,165,700
Series A-1, 6.00%, 03/01/35 (PR 03/01/20)	1,000	1,025,260
Series B, 5.00%, 10/01/22	1,800	2,019,924
Series B, 5.00%, 10/01/25	1,910	2,356,921
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,206,692
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	214,610
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,631,850
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	814,178
Series F, 5.00%, 05/01/20	1,000	1,026,500
Series F, 5.00%, 05/01/21	3,000	3,199,410
Series F, 5.00%, 05/01/23	3,420	3,912,754
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,115	3,782,420
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	5,183,936
Series G, 5.00%, 01/01/21	4,505	4,744,621
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,528,060
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	3,025	3,036,011
Series H, 5.00%, 09/01/38 (PR 09/01/24)	1,000	1,164,680
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,825,268
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	600	605,202
California State University RB
5.00%, 11/01/36 (Call 05/01/27)	1,960	2,451,940
5.00%, 11/01/42 (Call 05/01/27)	3,450	4,244,431
Series A, 4.00%, 11/01/28 (Call 11/01/22)	1,680	1,824,329

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 11/01/34 (Call 11/01/25)	$2,000	$2,280,600
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,151,100
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,725,050
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	4,108,974
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,240	2,525,152
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	9,226,861
Series A, 5.00%, 11/01/23	1,000	1,167,310
Series A, 5.00%, 11/01/24 (Call 11/01/21)	1,250	1,359,500
Series A, 5.00%, 11/01/24 (Call 11/01/23)	2,040	2,381,312
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,400	1,632,988
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,170	1,315,969
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,688,800
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	620,285
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,910,040
Series A, 5.00%, 11/01/32 (Call 11/01/24)	8,000	9,461,360
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,473,120
Series A, 5.00%, 11/01/33 (Call 11/01/24)	2,500	2,973,125
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,822,485
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,497,933
Series A, 5.00%, 11/01/37 (Call 11/01/22)	5,320	5,934,354
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,787,623
Series A, 5.00%, 11/01/38 (Call 05/01/27)	2,500	3,101,850
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	585,080
Series A, 5.00%, 11/01/39 (Call 11/01/29)	7,700	10,024,476
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,210,291
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,788,795
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,805,950
Series A, 5.00%, 11/01/44 (Call 11/01/24)	700	812,476
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,576,640
Series A, 5.00%, 11/01/45 (Call 05/01/26)	5,820	6,956,064
Series A, 5.00%, 11/01/47 (Call 05/01/27)	2,900	3,536,927
Series A, 5.00%, 11/01/48 (Call 11/01/28)	7,500	9,422,475
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	1,875	1,965,113
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	599,395
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	1,000	1,128,880
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (Call 08/01/22) (AGM)(a)	4,000	991,920
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,901,218
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	7,067,059
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,295,160
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,256,188
5.00%, 08/01/29 (Call 08/01/23)	1,225	1,407,684
5.00%, 08/01/31 (Call 08/01/23)	1,200	1,374,000
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,188,360
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 09/30/19)	500	501,455
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/21	25	26,834
Series R1, 5.00%, 06/15/22 (Call 12/15/21)	1,000	1,094,160
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	2,000	2,532,080
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,220,450
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	1,200	1,200,000
Series B, 5.00%, 09/01/20	1,250	1,301,375

Security	Par (000)	Value

California (continued)
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/48 (Call 06/01/28)	$10,000	$12,435,800
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,150,470
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,139,760
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	9,890,217
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,880,355
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,869,015
Series B, 5.00%, 06/01/22	2,625	2,920,601
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,000	3,314,550
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	441,712
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,181,560
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,500	1,892,730
Series A, 5.00%, 05/15/26 (Call 05/15/20)	2,705	2,780,713
Series A, 5.00%, 05/15/28 (Call 05/15/20)	2,000	2,055,840
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,125	1,156,331
Series A, 5.00%, 05/15/35 (Call 05/15/20)	4,870	5,005,629
Series A, 5.00%, 05/15/40 (Call 05/15/20)	7,950	8,165,206
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	547,805
Series B, 5.00%, 05/15/40 (Call 05/15/20)	3,000	3,080,580
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,670,462
Series D, 5.25%, 05/15/33 (Call 05/15/20)	700	720,958
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,512,680
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,997,174
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	9,750	11,195,145
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	4,500	5,760,180
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,813,420
5.00%, 11/01/31 (Call 05/01/25)	2,000	2,421,180
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,416,300
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,251,450
5.00%, 11/01/36 (Call 05/01/25)	1,255	1,506,289
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,260,660
Series A, 5.00%, 11/01/30 (PR 11/01/21)	5,500	5,987,080
Series A, 5.00%, 11/01/32 (PR 11/01/21)	400	435,424
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,509,720
Series A, 5.00%, 11/01/35 (Call 05/01/22)	2,645	2,906,749
Series A, 5.00%, 11/01/35 (PR 05/01/22)	1,355	1,502,858
Series A, 5.00%, 11/01/37 (Call 05/01/22)	1,000	1,098,130
Series A, 5.00%, 11/01/41 (Call 11/01/21)	2,750	2,979,157
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,000	1,095,920
Series B, 5.00%, 11/01/39 (PR 11/01/19)	1,000	1,006,510
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,558,820
City of San Jose CA GO, Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	5,000	6,348,050
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,101,630
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,219,500
5.00%, 08/01/29 (Call 08/01/25)	2,000	2,437,820
Series A, 4.00%, 08/01/38 (Call 08/01/23)	2,000	2,150,140
Series A, 5.00%, 08/01/38 (Call 08/01/23)	5,580	6,372,583
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,725,065
Series D, 4.00%, 08/01/42 (Call 08/01/27).	2,000	2,274,740
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	10,155	11,593,253
Series A, 4.00%, 08/01/39 (Call 08/01/24)	750	827,318

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	$1,145	$1,179,155
Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	4,193,840
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	2,250	2,405,745
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,503,430
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	205	221,831
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	545	593,603
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	3,975,090
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,324,226
Series A, 5.00%, 06/01/36 (PR 06/01/20)	13,210	13,615,283
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,659,206
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	8,918,666
Series A, 5.00%, 06/01/49 (Call 06/01/29)	1,750	2,235,205
Series B, 5.00%, 06/01/23	1,000	1,150,870
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,568,300
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,558,072
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,655,689
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,836,765
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,234,540
Series C, 0.00%, 08/01/32(a)	200	155,412
Series C, 0.00%, 08/01/34(a)	8,415	6,137,564
El Dorado Irrigation District, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	500	580,950
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	913,086
Series C, 0.00%, 08/01/51(a)	2,850	1,175,654
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,497,720
Series C, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,079,380
Series C, 5.00%, 08/01/40 (PR 08/01/21)	4,750	5,127,055
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	4,500	3,129,840
0.00%, 01/15/35 (AGM)(a)	1,700	1,147,143
0.00%, 01/15/37 (AGM)(a)	1,000	631,450
Series A, 0.00%, 01/01/20 (ETM)(a)	1,355	1,350,352
Series A, 0.00%, 01/01/23 (ETM)(a)	500	482,410
Series A, 0.00%, 01/01/25 (ETM)(a)	200	187,556
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,388,925
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	3,985,064
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	851,760
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,309,360
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,270,780
Series A, 6.00%, 01/15/49 (Call 01/15/24)	1,500	1,779,450
Series A, 6.00%, 01/15/53 (Call 01/15/24)	5,125	6,071,485
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	1,941,066
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	2,000	2,191,160
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,478,760
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	1,650	1,832,144
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	10,124,150

Security	Par (000)	Value

California (continued)
Hayward Unified School District GO, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	$2,300	$2,859,176
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,672,400
Series B, 5.00%, 08/01/39 (PR 08/01/23)	1,500	1,680,735
Long Beach Unified School District GO
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	377,184
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	5,047,592
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	6,015	6,837,672
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,617,202
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,000	1,126,270
Series A, 4.00%, 08/01/33 (Call 08/01/24)	2,960	3,326,093
Series A, 5.00%, 08/01/22	1,000	1,119,040
Series A, 5.00%, 08/01/27 (Call 08/01/24)	3,400	4,054,534
Series A, 5.00%, 08/01/29 (Call 08/01/24)	10,495	12,459,979
Series A, 5.00%, 08/01/30 (Call 08/01/24)	8,935	10,584,401
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,365,000
Series C, 5.00%, 06/01/26	1,000	1,267,460
Los Angeles County Facilities Inc. RB
4.00%, 12/01/48 (Call 12/01/28)	2,305	2,645,241
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,247,620
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/37 (Call 07/01/28)	4,500	5,786,190
Series A, 5.00%, 07/01/20	1,800	1,861,866
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,869,420
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	5,415,740
Series A, 5.00%, 07/01/36 (Call 07/01/27)	1,000	1,261,490
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	12,480,100
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	9,936,000
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	3,200,411
Series A, 5.00%, 07/01/44 (Call 07/01/28)	3,500	4,398,800
Series B, 5.00%, 07/01/22 (PR 07/01/21)	1,000	1,075,930
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,105,640
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	4,189,090
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,565,580
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/20	1,000	1,044,640
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/42 (Call 07/01/27)	2,000	2,481,100
5.00%, 07/01/45 (Call 01/01/29)	10,000	12,626,100
5.00%, 07/01/49 (Call 01/01/29)	4,000	5,014,480
5.25%, 07/01/49 (Call 01/01/29)	2,500	3,204,100
Series A, 5.00%, 07/01/20	1,045	1,080,561
Series A, 5.00%, 07/01/21	35	37,618
Series A, 5.00%, 07/01/22 (Call 07/01/21)	4,255	4,572,466
Series A, 5.00%, 07/01/22 (PR 07/01/21)	20	21,500
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,407,520
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	9,189,694
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	8,396,197
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,300	1,522,352
Series B, 5.00%, 07/01/25 (Call 07/01/20)	2,000	2,067,900
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,719,045
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,328,738
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,314,953
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,497,600
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,312,029

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/43 (Call 07/01/22)	$4,415	$4,879,988
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	2,043,351
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,315	1,568,756
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,980	3,493,454
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	11,001,743
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	8,744,379
Los Angeles Department of Water RB
5.00%, 07/01/37 (Call 07/01/28)	2,000	2,575,460
Series A, 5.00%, 07/01/36 (Call 01/01/21)	5,000	5,258,850
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,404,800
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,463,560
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,340,697
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,700	6,803,463
Series A, 5.00%, 07/01/48 (Call 01/01/28)	3,000	3,703,440
Series B, 5.00%, 07/01/30 (Call 07/01/23)	4,435	5,086,235
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,860,025
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,370,868
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,109,450
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	5,020,831
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,820,225
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	3,118,525
Los Angeles Unified School District/CA GO
5.00%, 07/01/27 (Call 07/01/26)	5,960	7,440,822
5.25%, 07/01/28 (Call 07/01/20)	16,000	16,542,240
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,134,030
Series A, 5.00%, 07/01/20	5,000	5,163,000
Series A, 5.00%, 07/01/22	1,295	1,437,502
Series A, 5.00%, 07/01/23	6,530	7,494,154
Series A, 5.00%, 07/01/24	3,000	3,553,950
Series A, 5.00%, 07/01/25	1,900	2,318,646
Series A, 5.00%, 07/01/26	1,980	2,479,930
Series A, 5.00%, 07/01/27	460	589,876
Series A, 5.00%, 07/01/28	7,900	10,365,590
Series A, 5.00%, 07/01/29	5,000	6,699,100
Series A, 5.00%, 07/01/29 (Call 07/01/21)	1,000	1,068,570
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,838,640
Series A, 5.00%, 07/01/30 (Call 07/01/21)	3,080	3,287,715
Series A, 5.00%, 07/01/31 (Call 07/01/21)	4,110	4,384,877
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	6,339,844
Series B, 5.00%, 07/01/21	1,455	1,559,149
Series B-1, 5.00%, 07/01/26	1,500	1,878,735
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	5,080,240
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,518,680
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	13,551,009
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,525,340
Series C, 5.00%, 07/01/21	3,245	3,477,277
Series C, 5.00%, 07/01/22	9,335	10,362,223
Series C, 5.00%, 07/01/23	4,140	4,751,271
Series C, 5.00%, 07/01/24	1,360	1,611,124
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,422,178
Series C, 5.00%, 07/01/27 (Call 07/01/24)	190	223,613
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	878,843
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,826,613
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/51 (AGM)(a)	750	278,093
Series B, 0.00%, 08/01/51 (PR 08/01/21) (AGM)(a)	1,175	113,893
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,500	246,660
Metropolitan Water District of Southern California RB 5.00%, 07/01/34 (Call 01/01/29)	8,000	10,587,840

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/28 (Call 07/01/25)	$8,695	$10,671,547
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,068,240
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	216,810
Series C, 5.00%, 10/01/27	1,000	1,314,880
Series E, 5.00%, 07/01/23	1,000	1,155,390
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	622,619
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,679,093
Series E, 5.00%, 06/01/37 (Call 08/01/22)	7,880	8,730,410
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,100,710
0.00%, 08/01/43 (Call 08/01/35)(a)	11,570	11,784,045
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	1,164,700
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	912,016
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,513,280
Newport Mesa Unified School District GO
0.00%, 08/01/34(a)	1,500	1,107,030
0.00%, 08/01/36(a)	1,400	972,664
0.00%, 08/01/38(a)	1,500	974,610
0.00%, 08/01/41 (PR 08/01/21)(a)	2,520	604,321
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	645,375
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	463,545
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	987,050
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,207,480
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	2,825	3,290,249
Ohlone Community College District GO, 4.00%, 08/01/41 (Call 08/01/26)	5,000	5,614,100
Orange County Local Transportation Authority RB
5.00%, 02/15/40 (Call 02/15/29)	19,805	25,479,529
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,924,065
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	2,152,415
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,107,490
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,252,140
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	642,349
Series D, 0.00%, 08/01/46(a)	2,500	1,137,575
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,815,252
Series C, 5.25%, 08/01/23 (Call 09/30/19)	1,000	1,003,150
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	747,380
0.00%, 08/01/36(a)	13,250	9,037,825
0.00%, 08/01/41(a)	1,500	862,530
0.00%, 08/01/46(a)	5,500	2,545,015
0.00%, 08/01/51(a)	1,250	484,650
Series B, 0.00%, 08/01/34(a)	4,630	3,352,120
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	8,060	10,101,102
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	1,000	1,205,530
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (PR 06/01/24)	1,500	1,740,135
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,233,380
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,282,700
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,264,120

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	$2,000	$2,424,000
Sacramento City Financing Authority RB
5.25%, 12/01/30 (AMBAC)	440	580,703
Series A, 5.40%, 11/01/20 (AMBAC)	185	189,904
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,308,120
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	20,530,194
Series E, 5.00%, 08/15/24	1,500	1,801,440
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,950,075
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,582,680
Series X, 5.00%, 08/15/20	550	571,593
Series X, 5.00%, 08/15/25 (Call 08/15/21)	745	804,414
Series X, 5.00%, 08/15/25 (PR 08/15/21)	255	275,135
Series X, 5.00%, 08/15/26 (Call 08/15/21)	6,575	7,094,030
San Diego Association of Governments RB, 5.00%, 11/15/25 (Call 11/15/24)	6,000	7,185,300
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	12,200,700
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,266,610
5.00%, 08/01/29 (PR 08/01/22)	120	129,526
5.00%, 08/01/30 (Call 08/01/23)	1,250	1,439,013
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,396,665
5.00%, 08/01/31 (Call 08/01/26)	8,000	10,006,960
5.00%, 08/01/43 (Call 08/01/23)	1,490	1,703,115
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/40 (Call 07/01/20)	1,420	1,462,359
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,405,500
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	2,000	2,097,380
Series A, 5.00%, 04/01/41 (Call 04/01/26)	7,600	9,209,528
Series A, 5.00%, 04/01/42 (Call 04/01/22)	2,000	2,195,480
Series A, 5.00%, 04/01/48 (Call 04/01/22)	5,860	6,414,825
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,722,910
San Diego County Water Authority RB
5.00%, 05/01/31 (Call 11/01/22)	1,735	1,946,844
5.00%, 05/01/32 (Call 05/01/26)	1,520	1,888,038
5.00%, 05/01/34 (Call 11/01/22)	1,000	1,119,110
Series B, 5.00%, 05/01/35 (Call 05/01/26)	1,350	1,663,862
Series B, 5.00%, 05/01/36 (Call 05/01/26)	2,250	2,767,005
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,893,495
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,157,810
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	1,025	1,137,135
5.00%, 05/15/23	2,555	2,936,002
5.00%, 05/15/25	2,500	3,068,675
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	3,147,025
San Diego Public Facilities Financing Authority Water Revenue RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	3,160,825
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	1,300	1,055,106
0.00%, 07/01/35(a)	2,380	1,666,381

Security	Par (000)	Value

California (continued)
0.00%, 07/01/36(a)	$1,500	$1,018,800
0.00%, 07/01/37(a)	700	461,923
0.00%, 07/01/38(a)	3,000	1,921,470
0.00%, 07/01/43(a)	4,140	2,259,736
0.00%, 07/01/44(a)	2,165	1,144,419
0.00%, 07/01/45(a)	2,590	1,325,199
5.00%, 07/01/47 (Call 07/01/27)	6,500	7,948,720
Series C, 0.00%, 07/01/45(a)	2,000	1,023,320
Series C, 0.00%, 07/01/46(a)	275	135,982
Series C, 0.00%, 07/01/47(a)	1,405	671,955
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	3,300,992
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,959,885
Series E, 0.00%, 07/01/42(a)	5,850	5,035,095
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	3,322,948
Series E, 0.00%, 07/01/49(a)	7,640	3,335,318
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,356,810
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	4,000	1,660,680
Series I, 4.00%, 07/01/47 (Call 07/01/27)	10,000	11,311,400
Series I, 5.00%, 07/01/41 (Call 07/01/27)	2,000	2,471,740
Series R-1, 0.00%, 07/01/31(a)	2,000	1,569,840
Series R-2, 0.00%, 07/01/40(a)	3,475	3,724,262
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,522,940
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,160,140
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	1,000	1,076,630
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	886,752
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	8,420	9,834,139
4.00%, 08/01/44 (Call 08/01/29)	5,000	5,857,500
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,716,630
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,699,720
Series D, 4.00%, 08/01/34 (Call 08/01/25)	2,000	2,277,060
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/22)	730	808,818
Series A, 5.00%, 07/01/36 (PR 07/01/22)	270	301,288
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/46 (Call 05/01/26)	3,000	3,599,970
5.00%, 05/01/49 (Call 05/01/29)	7,785	9,763,558
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,000	1,104,220
Series A, 4.90%, 05/01/29 (Call 11/01/19)	910	915,706
Series B, 4.90%, 05/01/29 (Call 11/01/20)	1,380	1,388,653
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,234,560
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,286,320
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	4,245,885
Series C, 5.00%, 05/01/23 (Call 05/01/20)	920	944,196
Series C, 5.00%, 05/01/23 (PR 05/01/20)	685	703,433
Series D, 5.00%, 05/01/24 (Call 05/01/21)	2,500	2,664,125
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	3,090,500
Series F, 5.00%, 05/01/35 (Call 05/01/20)	500	512,680
Series F, 5.00%, 05/01/50 (Call 05/01/29)	3,500	4,380,320
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,520,296
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,768,380
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	26,895,250
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	4,254,637

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	$1,000	$1,125,730
Series A, 5.50%, 03/01/41 (PR 03/01/21)	4,600	4,912,846
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20 (ETM)(a)	500	498,365
0.00%, 01/01/25 (ETM)(a)	2,100	1,985,046
0.00%, 01/01/27 (ETM)(a)	1,075	982,647
5.00%, 01/15/29 (Call 01/15/25)	1,000	1,176,660
Series A, 5.00%, 01/15/34 (Call 01/15/25)	2,680	3,107,085
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	9,185,200
Series A, 5.00%, 01/15/50 (Call 01/15/25)	7,500	8,540,175
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	3,165	3,587,433
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	4,889,726
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	792,353
Series B, 0.00%, 08/01/51(a)	1,500	616,920
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,188,200
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,743,457
Series B, 5.00%, 09/01/45 (Call 09/01/28)	8,710	11,060,219
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,557,978
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	1,070	1,235,882
5.00%, 08/01/49 (Call 08/01/29)	2,200	2,809,664
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	3,000	3,063,120
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	483,090
0.00%, 09/01/41 (Call 09/01/36)(a)	3,460	3,670,333
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	3,796,634
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,573,450
Santa Clara Unified School District GO, 4.00%, 07/01/48 (Call 07/01/26)	15,000	16,806,750
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,193,900
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,144,900
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,424,735
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,500	1,628,880
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	3,315	3,283,607
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,000	3,235,080
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,465,640
Southern California Public Power Authority RB
5.00%, 07/01/26 (Call 01/01/25)	1,500	1,822,125
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)(c)	1,000	1,004,340
Series 2010-1, 5.00%, 07/01/22 (Call 07/01/20)	1,260	1,302,991
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	1,950	2,013,414
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,652,025
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	866,266
Series D, 5.00%, 08/01/44 (Call 08/01/25)	2,000	2,340,540

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	$7,265	$7,458,540
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,065	2,120,982
Series L, 5.00%, 05/01/21 (PR 05/01/20)	1,805	1,853,573
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,185	1,216,568
Series L, 5.00%, 05/01/22 (PR 05/01/20)	715	734,241
Series N, 5.00%, 05/01/20	5,000	5,133,200
Series N, 5.00%, 05/01/21	1,540	1,644,735
Series O, 5.00%, 05/01/21	1,800	1,922,418
Series O, 5.00%, 05/01/22	10,395	11,504,458
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/24	2,690	3,254,254
Series AS, 5.00%, 12/01/24 (ETM)	10	12,072
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,020	1,229,885
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	5	6,036
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	995	1,197,483
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	5	6,036
Series AS, 5.00%, 12/01/28 (Call 12/01/24)	995	1,195,234
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	5	6,036
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	5,102,920
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	1,000	1,261,340
Series AX, 5.00%, 12/01/27	1,000	1,316,760
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	8,868,568
State of California GO
3.00%, 12/01/32 (Put 09/30/19)(b)(c)	1,365	1,369,354
4.00%, 11/01/19	10,000	10,048,500
4.00%, 09/01/20	500	515,165
4.00%, 11/01/25	6,340	7,452,543
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,482,188
4.00%, 12/01/30 (Put 06/01/20)(b)(c)	3,500	3,669,050
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,325,000
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,492,450
4.00%, 09/01/33 (Call 09/01/26)	3,000	3,464,340
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,517,166
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,572,720
4.00%, 09/01/35 (Call 09/01/26)	11,575	13,228,885
4.00%, 11/01/35 (Call 11/01/27)	5,940	6,908,755
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,584,985
4.00%, 11/01/36 (Call 11/01/27)	8,000	9,246,960
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,641,675
4.00%, 03/01/45 (Call 03/01/25)	6,500	7,142,395
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,934,538
4.00%, 11/01/47 (Call 11/01/27)	6,290	7,079,080
4.50%, 03/01/21 (Call 03/01/20)	1,515	1,541,543
4.50%, 12/01/43 (Call 12/01/23)	2,460	2,712,494
5.00%, 09/01/19	14,400	14,400,000
5.00%, 10/01/19	1,000	1,003,040
5.00%, 02/01/20	1,585	1,611,279
5.00%, 04/01/20	6,000	6,140,040
5.00%, 08/01/20	3,550	3,680,676
5.00%, 09/01/20	6,900	7,177,242
5.00%, 10/01/20	1,810	1,888,807
5.00%, 11/01/20	4,200	4,396,938
5.00%, 04/01/21	3,000	3,190,920
5.00%, 08/01/21	11,120	11,974,016
5.00%, 09/01/21	31,455	33,955,043
5.00%, 10/01/21	1,000	1,082,750
5.00%, 10/01/21 (Call 10/01/19)	1,875	1,880,831
5.00%, 02/01/22	10,290	11,260,656

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 04/01/22	$6,705	$7,380,529
5.00%, 08/01/22	1,500	1,670,295
5.00%, 09/01/22	3,395	3,791,298
5.00%, 11/01/22	2,560	2,875,110
5.00%, 12/01/22	1,000	1,126,270
5.00%, 04/01/23	7,000	7,972,860
5.00%, 08/01/23	4,000	4,606,480
5.00%, 09/01/23	14,670	16,940,623
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,607,250
5.00%, 10/01/23	1,230	1,424,254
5.00%, 10/01/23 (Call 09/30/19)	25	25,075
5.00%, 11/01/23	1,500	1,741,620
5.00%, 12/01/23	1,835	2,136,362
5.00%, 03/01/24	2,310	2,711,201
5.00%, 04/01/24	5,000	5,884,050
5.00%, 08/01/24	9,215	10,959,768
5.00%, 09/01/24	8,000	9,539,760
5.00%, 09/01/24 (Call 09/01/22)	2,070	2,318,793
5.00%, 10/01/24	4,500	5,380,110
5.00%, 11/01/24	5,770	6,916,441
5.00%, 12/01/24 (Call 12/01/23)	1,895	2,207,069
5.00%, 04/01/25	1,500	1,820,445
5.00%, 08/01/25	8,000	9,807,680
5.00%, 09/01/25	2,000	2,458,080
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,154,780
5.00%, 10/01/25	3,000	3,696,000
5.00%, 10/01/25 (Call 10/01/24)	1,000	1,195,580
5.00%, 11/01/25 (Call 11/01/23)	5,545	6,438,189
5.00%, 03/01/26 (Call 03/01/25)	3,400	4,115,836
5.00%, 04/01/26	13,165	16,452,432
5.00%, 08/01/26	2,485	3,134,554
5.00%, 10/01/26 (Call 10/01/24)	4,250	5,076,582
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,131,920
5.00%, 03/01/27 (Call 03/01/25)	2,545	3,076,294
5.00%, 08/01/27	2,300	2,969,001
5.00%, 08/01/27 (Call 02/01/25)	1,500	1,805,910
5.00%, 09/01/27 (Call 09/01/26)	5,200	6,550,128
5.00%, 10/01/27 (Call 10/01/24)	2,000	2,382,420
5.00%, 11/01/27	11,350	14,738,542
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,664,389
5.00%, 04/01/28	3,800	4,983,244
5.00%, 08/01/28 (Call 08/01/26)	3,000	3,761,160
5.00%, 08/01/28 (Call 08/01/27)	1,750	2,255,365
5.00%, 09/01/28 (Call 09/01/21)	1,085	1,168,773
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,152,660
5.00%, 10/01/28	1,400	1,856,764
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,379,160
5.00%, 11/01/28 (Call 11/01/27)	2,600	3,358,420
5.00%, 04/01/29	4,125	5,522,261
5.00%, 08/01/29 (Call 02/01/25)	2,500	2,998,200
5.00%, 08/01/29 (Call 08/01/28)	3,385	4,438,954
5.00%, 09/01/29 (Call 09/01/21)	1,000	1,077,210
5.00%, 09/01/29 (Call 09/01/26)	6,500	8,124,870
5.00%, 10/01/29 (Call 10/01/19)	6,905	6,925,093
5.00%, 10/01/29 (Call 04/01/23)	2,150	2,439,068
5.00%, 10/01/29 (Call 10/01/24)	4,300	5,098,854
5.00%, 10/01/29 (Call 04/01/26)	6,445	7,961,057
5.00%, 10/01/29 (Call 10/01/28)	18,000	23,682,420
5.00%, 11/01/29 (Call 11/01/23)	2,500	2,888,350
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,398,620

Security	Par (000)	Value

California (continued)
5.00%, 04/01/30	$4,650	$6,340,042
5.00%, 08/01/30 (Call 02/01/25)	2,000	2,389,300
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,926,588
5.00%, 08/01/30 (Call 08/01/26)	2,325	2,892,672
5.00%, 08/01/30 (Call 08/01/27)	7,785	9,900,262
5.00%, 08/01/30 (Call 08/01/28)	4,000	5,216,160
5.00%, 09/01/30 (Call 09/01/21)	1,045	1,125,256
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,246,510
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,368,320
5.00%, 11/01/30 (Call 11/01/27)	6,250	7,988,937
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,183,660
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,694,100
5.00%, 04/01/31	1,000	1,385,900
5.00%, 04/01/31 (Call 04/01/29)	2,500	3,298,325
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,529,464
5.00%, 09/01/31 (Call 09/01/21)	2,500	2,691,475
5.00%, 09/01/31 (Call 09/01/26)	4,465	5,548,789
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,999,537
5.00%, 11/01/31 (Call 11/01/23)	4,550	5,256,797
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,737,540
5.00%, 02/01/32 (Call 02/01/22)	5,125	5,593,066
5.00%, 04/01/32 (Call 04/01/29)	1,500	1,971,075
5.00%, 08/01/32 (Call 08/01/25)	6,000	7,229,700
5.00%, 08/01/32 (Call 08/01/26)	5,000	6,198,500
5.00%, 09/01/32 (Call 09/01/26)	3,915	4,863,369
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,178,760
5.00%, 02/01/33 (Call 02/01/22)	6,000	6,544,980
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,982,150
5.00%, 04/01/33 (Call 04/01/24)	3,975	4,619,824
5.00%, 04/01/33 (Call 04/01/29)	6,190	8,112,676
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,346,200
5.00%, 08/01/33 (Call 02/01/25)	2,000	2,378,920
5.00%, 08/01/33 (Call 08/01/25)	3,460	4,173,487
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,131,820
5.00%, 10/01/33 (Call 10/01/24)	1,500	1,767,330
5.00%, 09/01/34 (Call 09/01/26)	4,290	5,321,101
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,899,500
5.00%, 04/01/35 (Call 04/01/29)	10,000	13,022,500
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,317,590
5.00%, 08/01/35 (Call 08/01/27)	4,805	6,022,731
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,856,010
5.00%, 10/01/35 (Call 04/01/26)	4,375	5,353,337
5.00%, 04/01/36 (Call 04/01/29)	5,000	6,491,600
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,682,393
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,769,414
5.00%, 08/01/36 (Call 08/01/28)	4,500	5,746,005
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,176,441
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,513,580
5.00%, 04/01/37 (Call 04/01/24)	3,500	4,047,260
5.00%, 08/01/37 (Call 08/01/28)	2,625	3,340,890
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,343,400
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,114,770
5.00%, 02/01/38 (Call 02/01/23)	2,000	2,248,260
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,289,180
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,820,055
5.00%, 09/01/41 (Call 09/01/21)	7,665	8,237,882
5.00%, 10/01/41 (Call 10/01/21)	7,425	8,001,106
5.00%, 04/01/42 (Call 04/01/22)	4,075	4,454,994
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,738,430
5.00%, 04/01/43 (Call 04/01/23)	8,000	9,009,280

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/43 (Call 11/01/23)	$22,075	$25,289,341
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,155,330
5.00%, 10/01/44 (Call 10/01/24)	2,265	2,646,313
5.00%, 09/01/45 (Call 09/01/26)	11,610	14,087,574
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,798,155
5.00%, 11/01/47 (Call 11/01/27)	4,250	5,283,345
5.25%, 02/01/20	1,105	1,124,448
5.25%, 10/01/20 (Call 10/01/19)	1,160	1,163,747
5.25%, 10/01/21 (Call 10/01/19)	1,050	1,053,465
5.25%, 09/01/22	8,640	9,712,051
5.25%, 02/01/23	250	285,248
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,594,178
5.25%, 09/01/24 (Call 09/01/21)	7,000	7,595,140
5.25%, 09/01/25 (Call 09/01/21)	250	271,100
5.25%, 10/01/29 (Call 10/01/19)	3,800	3,811,742
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,098,000
5.25%, 03/01/30 (Call 03/01/20)	500	510,320
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,904,400
5.25%, 09/01/30 (Call 09/01/21)	1,375	1,487,351
5.25%, 09/01/31 (Call 09/01/21)	12,000	12,978,000
5.25%, 08/01/32 (AGM)	3,455	4,776,157
5.25%, 10/01/32 (Call 10/01/21)	2,500	2,711,050
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,212,560
5.25%, 11/01/40 (Call 11/01/20)	12,500	13,081,625
5.50%, 04/01/23 (Call 09/30/19)	1,000	1,003,350
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,006,700
5.50%, 11/01/39 (Call 11/01/19)	14,810	14,905,524
5.50%, 03/01/40 (Call 03/01/20)	7,855	8,025,925
5.60%, 03/01/36 (Call 03/01/20)	595	608,596
6.00%, 03/01/33 (Call 03/01/20)	2,500	2,560,650
6.00%, 11/01/35 (Call 11/01/19)	1,235	1,244,868
6.00%, 11/01/39 (Call 11/01/19)	2,565	2,585,315
Series A, 5.00%, 09/01/22	1,670	1,864,939
Series A, 5.00%, 10/01/24	5,270	6,300,707
Series A, 5.00%, 10/01/48 (Call 10/01/28)	19,000	23,850,700
Series B, 5.00%, 08/01/20	1,500	1,555,215
Series B, 5.00%, 09/01/20	4,800	4,992,864
Series B, 5.00%, 09/01/21	9,575	10,336,021
Series B, 5.00%, 09/01/24	4,685	5,586,722
Series B, 5.00%, 09/01/26	2,000	2,528,600
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,175	1,477,010
Torrance Unified School District GO, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,085,320
Turlock Irrigation District RB, Series A, 5.00%, 01/01/40 (PR 01/01/20)	1,000	1,013,460
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	3,750	3,150,075
University of California RB
4.00%, 05/15/36 (Call 05/15/25)	1,000	1,112,990
5.00%, 05/15/32 (Call 05/15/25)	1,730	2,079,789
5.00%, 05/15/36 (Call 05/15/27)	5,500	6,922,630
Series A, 5.00%, 05/15/41 (Call 05/15/26)	5,000	6,041,200
Series A, 5.00%, 05/15/49 (Call 05/15/29)	5,000	6,315,100
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	1,048,563
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	705,516
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	6,495	7,359,420
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	613,741
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	3,104,310
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,060	1,207,669
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	26,472,410

Security	Par (000)	Value

California (continued)
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	$2,600	$2,986,672
Series AO, 5.00%, 05/15/22	1,475	1,637,619
Series AO, 5.00%, 05/15/23	1,500	1,724,265
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	6,121,750
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	10,160	12,188,241
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)(c)	1,500	1,502,475
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,455,398
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	598,967
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,846,000
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	1,345	1,685,971
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,264,220
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	7,000	8,741,810
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	5,325	6,606,781
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,504,800
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,367,306
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,113,409
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,518,359
Series G, 5.00%, 05/15/37 (PR 05/15/22)	1,370	1,517,782
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,696,341
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,785	4,187,156
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	5,127,402
Series M, 5.00%, 05/15/52 (Call 05/15/27)	1,750	2,118,008
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,681,690
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,573,840
Series Q, 5.00%, 05/15/21 (Call 09/30/19)	15	15,045
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (Call 11/01/22)	1,810	2,027,653
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,941,188
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,362,012
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	1,500	689,535
Series C, 4.00%, 08/01/38 (Call 08/01/23)	1,630	1,746,007

		2,859,840,900

Colorado — 0.9%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	4,334,240
Series A, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	500	548,835
Series E, 5.00%, 03/01/45 (PR 03/01/24) (HERBIP)	10,000	11,358,100
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,206,424
Board of Water Commissioners City & County of Denver (The) RB
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,849,700
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	6,865,055
City & County of Denver CO Airport System Revenue RB
Series A, 5.00%, 11/15/21 (Call 11/15/20)	1,000	1,047,690
Series A, 5.25%, 11/15/36 (Call 11/15/19)	535	539,200
Series B, 5.00%, 11/15/32 (Call 11/15/22)	2,335	2,590,029
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	275,325
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,383,460
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,486,020
City & County of Denver CO RB
5.00%, 08/01/41 (Call 08/01/26)	1,000	1,204,690
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	11,400,855
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	3,070	3,686,794
City of Colorado Springs CO Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,595,380

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Series A-1, 5.00%, 11/15/25	$2,000	$2,469,980
Series A-3, 5.00%, 11/15/22	1,920	2,159,194
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	763,693
Denver City & County School District No. 1 GO
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,506,082
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,040	1,232,327
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,039,430
Series B, 4.00%, 12/01/28 (PR 12/01/23) (SAW)	5,000	5,472,200
Series B, 5.00%, 12/01/31 (PR 12/01/23) (SAW)	2,000	2,252,460
E-470 Public Highway Authority RB
Series A, 0.00%, 09/01/40(a)	2,745	1,508,926
Series A, 0.00%, 09/01/41(a)	3,495	1,850,008
Series B, 0.00%, 09/01/19 (NPFGC)(a)	435	435,000
Series B, 0.00%, 09/01/20 (NPFGC)(a)	665	656,701
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	155,433
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,076,775
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	2,022,175
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,810	6,554,261
Regional Transportation District COP, Series A, 5.38%, 06/01/31 (Call 06/01/20)	500	514,450
Regional Transportation District RB
5.00%, 11/01/27 (Call 11/01/22)	1,265	1,413,587
5.00%, 11/01/33 (Call 11/01/27)	1,645	2,086,304
Series A, 5.00%, 11/01/27	1,500	1,937,025
Series A, 5.00%, 11/01/28	1,500	1,980,615
Series A, 5.00%, 11/01/31 (Call 11/01/22)	1,910	2,127,415
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	3,353,060
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	12,352,787
State of Colorado COP
4.00%, 03/15/43 (Call 03/15/28)	3,500	3,909,535
Series G, 5.00%, 03/15/32 (PR 03/15/22)	1,000	1,059,500
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/24)	1,000	1,145,340
Series A-2, 4.00%, 06/01/35 (Call 06/01/28)	3,000	3,496,800
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,287,320

		127,190,180

Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	2,000	2,001,480
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,145,690
State of Connecticut GO
5.00%, 11/15/19	5,000	5,037,400
5.00%, 05/15/22 (Call 05/15/21)	1,500	1,593,930
5.00%, 04/15/23	325	368,046
5.00%, 10/15/23	5,500	6,326,320
5.00%, 04/15/25	700	838,712
5.00%, 10/15/26 (Call 10/15/23)	1,160	1,331,146
5.00%, 04/15/30 (Call 04/15/29)	200	257,248
5.00%, 04/15/33 (Call 04/15/27)	1,660	2,023,723
5.00%, 04/15/34 (Call 04/15/29)	225	284,101
Series A, 5.00%, 10/15/21	2,000	2,159,780
Series A, 5.00%, 03/15/22	1,000	1,094,040
Series A, 5.00%, 04/15/22	545	597,903
Series A, 5.00%, 10/15/23	2,000	2,300,480
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	2,039,209
Series A, 5.00%, 04/15/34 (Call 04/15/27)	3,000	3,645,630
Series B, 5.00%, 04/15/20	1,000	1,023,280

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 05/15/21	$4,755	$5,059,225
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	3,066,778
Series B, 5.00%, 05/15/26	3,550	4,366,571
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,795	3,345,783
Series B, 5.25%, 06/01/20 (AMBAC)	12,690	13,070,065
Series C, 5.00%, 06/01/22	1,500	1,652,550
Series C, 5.00%, 06/15/22	1,000	1,103,120
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,000	1,101,420
Series C, 5.00%, 06/15/28	1,000	1,278,280
Series D, 5.00%, 11/01/19	2,000	2,012,020
Series D, 5.00%, 10/01/22 (Call 10/01/20)	2,000	2,080,020
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,144,700
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,674,510
Series E, 5.00%, 10/15/20	1,000	1,042,140
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,805,924
Series E, 5.00%, 10/15/25	3,000	3,644,640
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,110,880
Series E, 5.00%, 10/15/28 (Call 10/15/26)	3,000	3,697,260
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,000	2,418,460
Series F, 5.00%, 11/15/31 (Call 11/15/25)	1,500	1,787,250
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,377,140
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,364,640
Series G, 5.00%, 11/01/20	3,315	3,460,197
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19	1,000	1,006,090
5.00%, 10/01/22	625	697,125
5.00%, 01/01/24	5,000	5,788,650
5.00%, 10/01/25	1,500	1,826,295
5.00%, 01/01/27	2,000	2,488,980
5.00%, 08/01/27 (Call 08/01/25)	5,000	6,032,150
5.00%, 09/01/27 (Call 09/01/24)	1,575	1,850,956
5.00%, 10/01/30 (Call 10/01/28)	1,000	1,270,070
5.00%, 10/01/33 (Call 10/01/28)	3,000	3,771,570
5.00%, 01/01/37 (Call 01/01/28)	2,000	2,452,220
5.00%, 10/01/38 (Call 10/01/28)	1,500	1,857,855
Series A, 5.00%, 09/01/24	2,000	2,362,480
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,529,936
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,210,060
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,203,660
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,172,970
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,241,300
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,915,720
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,161,970
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,425,876
Series A, 5.00%, 09/01/32 (Call 09/01/24)	2,000	2,320,120
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,185,080
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,212,480
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	11,487,495
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,873,875

		172,076,674

Delaware — 0.1%
Delaware Transportation Authority RB
5.00%, 07/01/22	1,500	1,665,060
5.00%, 06/01/55 (Call 06/01/25)	2,000	2,317,420
State of Delaware GO
Series A, 5.00%, 01/01/26	8,815	10,944,440
Series A, 5.00%, 01/01/27	1,155	1,473,283
Series B, 5.00%, 07/01/23	1,960	2,251,785

		18,651,988

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 1.2%
District of Columbia GO
5.00%, 10/15/27	$2,000	$2,580,000
5.00%, 10/15/29 (Call 04/15/29)	3,500	4,646,775
5.00%, 06/01/33 (Call 06/01/27)	1,500	1,874,940
5.00%, 10/15/38 (Call 04/15/29)	2,500	3,198,175
5.00%, 10/15/44 (Call 04/15/29)	10,555	13,344,053
Series 2013A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,700,790
Series A, 5.00%, 06/01/20	2,375	2,444,635
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,409,830
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,505,220
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,597,139
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,915,498
Series B, 5.00%, 06/01/22	3,000	3,318,840
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	4,305,677
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,302,020
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	9,488,695
Series D, 5.00%, 06/01/42 (Call 06/01/27)	8,890	10,864,202
District of Columbia RB
5.00%, 12/01/23 (Call 12/01/22)	7,000	7,879,130
Series A, 5.00%, 12/01/23 (Call 06/01/20)	1,250	1,286,263
Series A, 5.00%, 12/01/25 (Call 06/01/20)	1,000	1,028,860
Series A, 5.00%, 12/01/26 (Call 06/01/20)	500	514,395
Series A, 5.00%, 12/01/27 (Call 06/01/20)	1,500	1,543,065
Series A, 5.00%, 12/01/31 (Call 06/01/20)	500	513,865
Series A, 5.00%, 12/01/36 (Call 12/01/21)	3,280	3,542,400
Series A, 5.25%, 12/01/34 (Call 12/01/19)	1,870	1,888,906
Series B, 5.00%, 12/01/25 (Call 12/01/19)	400	403,824
Series B-1, 5.00%, 02/01/31 (Call 09/30/19) (NPFGC)	545	546,422
Series C, 4.00%, 12/01/37 (Call 12/01/22)	2,040	2,187,247
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,000	1,125,250
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,230,820
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,109,350
Series G, 5.00%, 12/01/36 (Call 12/01/21)	14,975	16,173,000
District of Columbia Water &Sewer Authority RB
5.50%, 10/01/23 (AGM)	240	262,759
Series A, 5.00%, 10/01/36 (Call 04/01/26)	3,000	3,629,490
Series A, 5.00%, 10/01/44 (Call 10/01/23)	1,165	1,323,999
Series A, 5.00%, 10/01/48 (Call 10/01/23)	8,310	9,440,659
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,611,400
Series B, 5.00%, 10/01/49 (Call 04/01/28)	9,000	11,071,530
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,404,460
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,050	13,991,978
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53 (Call 04/01/22)	6,000	6,451,380
Series A, 0.00%, 10/01/37(a)	4,000	2,243,160
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,232,090
Series A, 5.25%, 10/01/44 (Call 10/01/19)	2,180	2,186,780
Metropolitan Washington Airports Authority RB, Series A, 5.00%, 10/01/35 (Call 10/01/20)	1,000	1,037,490

		176,356,461

Florida — 2.7%
Central Florida Expressway Authority RB
4.00%, 07/01/36 (Call 07/01/26)	2,000	2,259,080
4.00%, 07/01/41 (Call 07/01/27)	2,775	3,106,807
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,470,976
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,472,680
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,202,177
Series B, 5.00%, 07/01/26	4,000	4,986,160
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,319,140

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 07/01/34 (Call 07/01/26)	$1,000	$1,222,280
City of Cape Coral FL Water & Sewer Revenue RB
4.00%, 10/01/42 (Call 10/01/27)	5,000	5,603,850
Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	1,000	1,081,500
City of Clearwater FL Water &Sewer Revenue RB, Series A, 5.25%, 12/01/39 (PR 12/01/19)	1,000	1,010,160
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,242,390
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,894,890
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,234,859
City of Miami Beach FL RB, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,182,170
County of Broward FL Airport System Revenue RB
Series O, 5.38%, 10/01/29 (Call 10/01/19)	1,560	1,565,210
Series Q-1, 5.00%, 10/01/37 (Call 10/01/22)	2,400	2,648,568
Series Q-1, 5.00%, 10/01/42 (Call 10/01/22)	8,745	9,609,181
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	10,215	12,267,806
5.38%, 10/01/35 (PR 10/01/20)	2,000	2,091,991
Series A, 5.38%, 10/01/41 (PR 10/01/20)	10,045	10,511,389
Series A, 5.50%, 10/01/36 (PR 10/01/19)	1,900	1,906,346
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	7,739,649
Series B, 5.00%, 10/01/41 (Call 10/01/20)	1,015	1,052,941
County of Miami-Dade FL GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,028,740
5.00%, 07/01/45 (Call 07/01/26)	3,000	3,571,080
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,208,060
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,412,000
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,422,620
Series A, 5.00%, 10/01/29 (Call 10/01/22)	1,000	1,110,830
Series B, 5.00%, 10/01/35 (Call 10/01/22) (AGM)	1,450	1,604,947
County of Miami-Dade FL Transit System RB
4.00%, 07/01/39 (Call 07/01/29)	2,000	2,315,860
4.00%, 07/01/48 (Call 07/01/28)	3,000	3,375,480
5.00%, 07/01/37 (Call 07/01/22)	1,000	1,103,000
5.00%, 07/01/42 (Call 07/01/22)	15,030	16,495,575
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,469,040
County of Miami-Dade FL Water &Sewer System Revenue RB
5.00%, 10/01/24	4,000	4,762,680
5.00%, 10/01/25	2,500	3,060,225
5.00%, 10/01/27	1,000	1,287,060
5.00%, 10/01/39 (PR 10/01/20) (AGM)	3,475	3,622,479
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,641,025
Series A, 5.00%, 10/01/42 (Call 10/01/22)	18,985	21,011,079
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	8,712,944
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	3,992,660
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,415,840
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,399,940
Series B, 5.25%, 10/01/20 (AGM)	2,725	2,845,799
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,240,701
Florida Department of Management Services COP, 5.00%, 11/01/28	1,750	2,307,183
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/20	1,500	1,562,175
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	6,659,210
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	3,091,675

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 10/01/31 (Call 10/01/26)	$830	$1,022,228
Series A, 5.25%, 10/01/19	1,000	1,003,080
Florida’s Turnpike Enterprise RB
Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	4,555,200
Series B, 5.00%, 07/01/40 (Call 07/01/20)	2,140	2,226,798
Hillsborough County Aviation Authority RB
5.00%, 10/01/48 (Call 10/01/28)	7,000	8,655,640
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,141,790
Series B, 5.00%, 10/01/40 (Call 10/01/24)	3,075	3,559,220
Series B, 5.00%, 10/01/44 (Call 10/01/24)	2,425	2,800,487
Hillsborough County School Board COP, Series A, 5.00%, 07/01/29 (Call 07/01/22)	2,500	2,743,500
JEA Electric System Revenue RB
Series 3-B, 5.00%, 10/01/39 (Call 10/01/21)	95	102,271
Series 3-B, 5.00%, 10/01/39 (PR 10/01/21)	1,905	2,058,219
Series Three 2010-D, 5.00%, 10/01/38 (PR 04/01/20)	2,500	2,556,875
JEA Water &Sewer System Revenue RB
Series A, 5.00%, 10/01/31 (Call 04/01/21)	755	796,253
Series A, 5.00%, 10/01/31 (PR 04/01/21)	1,220	1,294,676
Miami Beach Redevelopment Agency TA, Series 2015A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,147,730
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,935,580
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,598,720
Miami-Dade County Expressway Authority RB
5.00%, 07/01/25 (Call 07/01/24)	1,220	1,420,263
Series A, 5.00%, 07/01/35 (Call 07/01/20) (AGM)	975	1,003,675
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,218,106
Series A, 5.00%, 07/01/40 (Call 07/01/20)	2,105	2,169,266
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,131,170
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,015	1,176,984
Mid-Bay Bridge Authority RB
5.00%, 10/01/40 (Call 10/01/25)	3,000	3,423,330
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,153,790
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	1,285	1,531,412
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,341,501
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	3,039,550
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	1,000	1,117,980
Series A, 5.00%, 10/01/25	1,500	1,843,050
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	553,395
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,589,449
Series A, 5.00%, 07/01/35 (PR 07/01/20)	2,000	2,064,360
Series A, 5.00%, 07/01/40 (PR 07/01/20)	2,500	2,580,451
Palm Beach County School District COP
5.00%, 08/01/29 (Call 08/01/28)	2,530	3,297,931
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,395,060
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,080,380
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,514,453
5.00%, 10/01/31 (PR 10/01/21)	45	48,571
5.50%, 10/01/22 (PR 10/01/19) (BHAC)	220	220,735
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (Call 06/01/23)	4,200	4,731,552
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,064,720
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,188,880

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 05/01/27 (Call 05/01/25)	$2,500	$2,979,300
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,440,880
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,243,480
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	3,000	3,095,520
Series A, 5.00%, 07/01/21	1,000	1,069,880
Series C, 5.00%, 07/01/26	2,000	2,485,680
South Florida Water Management District COP, 5.00%, 10/01/33 (Call 04/01/26)	1,000	1,203,010
St. Johns River Power Park RB, Series SIX, 4.00%, 10/01/32 (Call 10/01/19)	10,000	10,023,900
State of Florida GO
5.00%, 06/01/21	4,565	4,875,329
Series A, 5.00%, 06/01/21 (Call 06/01/20)	1,320	1,358,293
Series A, 5.00%, 06/01/22	2,685	2,970,362
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	8,541,000
Series D, 5.00%, 06/01/20	2,000	2,058,340
Series D, 5.00%, 06/01/25 (Call 06/01/21)	9,075	9,695,367
Series E, 5.00%, 06/01/37 (Call 06/01/20)	3,485	3,582,963
Series F, 5.00%, 06/01/31 (Call 06/01/21)	1,000	1,065,490
Series H, 5.00%, 06/01/40 (Call 06/01/20)	1,500	1,540,920
State of Florida Lottery Revenue RB
Series B, 5.00%, 07/01/25	1,015	1,237,366
Series E, 5.00%, 07/01/20	3,345	3,451,806
Tampa Bay Water RB, Series B, 5.00%, 10/01/19 (ETM)	1,085	1,088,158
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	7,478,951
Series A, 5.00%, 07/01/37 (Call 07/01/22)	7,000	7,684,110
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,657,457
Series B, 5.00%, 07/01/42 (PR 07/01/23)	3,050	3,378,119

		388,716,069

Georgia — 2.6%
Atlanta Development Authority RB, Series A-1, 5.25%, 07/01/40 (Call 07/01/25)	1,000	1,196,330
City of Atlanta GA Department of Aviation RB
Sereis C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	3,223,450
Sereis C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	3,194,775
Series 2014A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,155,440
Series A, 5.00%, 01/01/21	1,000	1,052,100
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,012,830
Series B, 5.00%, 01/01/23 (Call 01/01/20)	5,180	5,245,941
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,453,958
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,078,140
Series C, 5.25%, 01/01/30 (Call 01/01/21)	1,835	1,931,026
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,422,960
5.00%, 11/01/31 (Call 05/01/25)	1,755	2,106,386
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,674,394
5.00%, 11/01/33 (Call 05/01/25)	9,800	11,745,300
5.00%, 11/01/40 (Call 05/01/25)	1,500	1,774,395
5.00%, 11/01/43 (Call 05/01/25)	7,000	8,247,610
Series A, 5.50%, 11/01/19 (NPFGC)	2,500	2,517,425
Series A, 5.50%, 11/01/22 (NPFGC)	2,000	2,192,600
Series A, 6.00%, 11/01/26 (PR 11/01/19)	1,000	1,007,790
Series A, 6.00%, 11/01/28 (PR 11/01/19)	2,320	2,338,073
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,780	3,810,920
Series A, 6.25%, 11/01/39 (PR 11/01/19)	10,175	10,258,231
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,893,166
Series B, 5.00%, 11/01/47 (Call 11/01/27)	3,350	4,110,316

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of DeKalb GA Water & Sewerage Revenue RB
Series A, 5.25%, 10/01/41 (Call 10/01/21)	$3,370	$3,638,589
Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,752,808
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD)	2,000	2,118,460
Series B, 5.00%, 06/01/20	10,000	10,290,100
Series B, 5.00%, 06/01/21	3,300	3,523,146
Gwinnett County School District GO
4.00%, 02/01/20 (SAW)	1,030	1,042,556
5.00%, 08/01/20	1,290	1,336,530
5.00%, 08/01/21 (SAW)	3,580	3,849,288
5.00%, 02/01/22	2,990	3,272,047
5.00%, 02/01/34 (Call 08/01/25)	2,495	2,995,372
5.00%, 02/01/39 (Call 02/01/29)	8,665	11,167,625
5.00%, 02/01/40 (Call 02/01/29)	3,800	4,885,166
Metropolitan Atlanta Rapid Transit Authority RB
3.25%, 07/01/39 (Call 07/01/27)	2,500	2,637,325
4.00%, 07/01/40 (Call 07/01/22)	4,040	4,289,914
4.00%, 07/01/44 (Call 07/01/23)	20,000	21,385,600
5.00%, 07/01/33 (Call 07/01/26)	5,000	6,134,050
5.00%, 07/01/35 (Call 07/01/26)	5,000	6,103,900
Series B, 5.00%, 07/01/31 (Call 07/01/26)	7,500	9,235,800
Series B, 5.00%, 07/01/34 (Call 07/01/26)	3,915	4,790,903
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60 (Call 07/01/25)	1,000	1,083,000
Series A, 5.00%, 01/01/20	1,000	1,012,100
Series A, 5.00%, 01/01/21	1,000	1,048,700
Series A, 5.00%, 11/01/24 (Call 11/01/20)	1,000	1,042,330
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,421,860
Series B, 5.00%, 01/01/20	3,000	3,036,300
Private Colleges & Universities Authority RB
5.00%, 10/01/46 (Call 10/01/26)	6,525	7,888,073
5.00%, 09/01/48 (Call 09/01/29)	2,500	3,173,750
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,000	2,259,420
State of Georgia GO
4.00%, 02/01/36 (Call 02/01/27)	8,800	10,060,160
5.00%, 02/01/20	990	1,006,127
5.00%, 01/01/21	3,790	3,989,506
5.00%, 07/01/30 (Call 07/01/28)	3,500	4,577,230
5.00%, 07/01/31 (Call 07/01/28)	9,000	11,708,100
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	8,204,420
Series A, 5.00%, 07/01/20	3,000	3,098,550
Series A, 5.00%, 07/01/26	2,000	2,516,960
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,095	1,360,658
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,106,500
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,271,010
Series A-1, 5.00%, 02/01/22	2,820	3,086,011
Series A-1, 5.00%, 02/01/23	2,770	3,137,413
Series A-1, 5.00%, 02/01/24	6,250	7,315,813
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,338,240
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	6,284,300
Series C, 4.00%, 10/01/22	3,000	3,269,160
Series C, 5.00%, 07/01/20	10,000	10,328,500
Series C, 5.00%, 07/01/21	1,500	1,608,225
Series C, 5.00%, 10/01/21	2,960	3,201,122
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	7,054,740
Series C, 5.00%, 07/01/29 (PR 01/01/22)	1,000	1,072,150
Series E, 5.00%, 12/01/22	2,500	2,815,675
Series E, 5.00%, 12/01/23	5,640	6,566,257
Series E, 5.00%, 12/01/24	4,555	5,474,199

Security	Par (000)	Value

Georgia (continued)
Series E, 5.00%, 12/01/25	$5,710	$7,068,523
Series E, 5.00%, 12/01/26	4,985	6,341,718
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,200	1,522,176
Series F, 5.00%, 01/01/20	13,625	13,801,580
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,552,920
Series I, 5.00%, 07/01/20	6,860	7,085,351
Series J-1, 4.00%, 07/01/21	265	279,339

		362,160,901

Hawaii — 1.0%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	3,675	4,313,237
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,792,657
Series A, 5.00%, 07/01/42 (PR 07/01/23)	1,000	1,110,240
Series A, 5.00%, 07/01/47 (Call 01/01/28)	2,000	2,449,640
Series A, 5.25%, 07/01/36 (PR 07/01/21)	8,385	9,023,015
City & County of Honolulu HI GO
5.00%, 09/01/27	1,170	1,507,054
Series C, 5.00%, 10/01/30	5,000	6,769,850
State of Hawaii Airports System Revenue RB, Series A, 5.00%, 07/01/39 (Call 07/01/20)	3,700	3,799,530
State of Hawaii GO
5.00%, 11/01/20	4,900	5,125,106
5.00%, 11/01/23 (Call 11/01/22)	7,000	7,852,320
5.00%, 08/01/24 (Call 08/01/23)	3,370	3,878,162
5.00%, 05/01/26	8,430	10,516,678
5.00%, 10/01/28 (Call 10/01/26)	3,450	4,327,231
5.00%, 01/01/35 (Call 01/01/29)	2,000	2,571,820
Series DY, 5.00%, 02/01/20	1,000	1,016,250
Series DZ, 5.00%, 12/01/20 (ETM)	305	319,896
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,085,526
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	962,650
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	957,211
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,087,740
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	815,805
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,631,610
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	1,620	1,762,139
Series DZ-2017, 5.00%, 12/01/20 (ETM)	15	15,733
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,212,830
Series EA, 5.00%, 12/01/20	500	524,610
Series EA, 5.00%, 12/01/21	1,500	1,631,490
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	6,275	6,826,572
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,889,402
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	16,841
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,846,858
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	395	440,354
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	890	996,356
Series EF, 5.00%, 11/01/21	2,000	2,168,900
Series EF, 5.00%, 11/01/22	1,000	1,122,430
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	1,000	1,120,770
Series EH, 5.00%, 08/01/23 (ETM)	980	1,128,245
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	120	135,925
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	380	437,483
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	282,061
Series EO, 5.00%, 08/01/23 (ETM)	665	765,595
Series EO, 5.00%, 08/01/24	1,000	1,187,750
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	5,155	6,127,697
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,707,910
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	261,349
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,185,370

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	$1,895	$2,243,813
Series EY, 5.00%, 10/01/23	1,000	1,157,930
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,446,440
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	8,886,222
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	1,500	1,705,215
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	2,200	2,766,896
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,295,480
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,872,624
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	4,500	5,697,270

		143,779,788

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	1,000	1,239,660

Illinois — 3.3%
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	1,730	2,094,442
Chicago Midway International Airport RB
Series 2014B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,262,200
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,628,496
Chicago O’Hare International Airport RB
4.00%, 01/01/44 (Call 01/01/29)	5,000	5,621,700
5.00%, 01/01/32 (Call 01/01/25)	5,000	5,858,150
5.00%, 01/01/47 (Call 01/01/27)	4,240	5,044,922
5.00%, 01/01/48 (Call 01/01/29)	3,000	3,688,380
5.75%, 01/01/39 (PR 01/01/21)	14,260	15,145,261
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,132,130
Series 2015-B, 5.00%, 01/01/22	5,150	5,596,865
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,970,500
Series 2015-B, 5.00%, 01/01/30 (Call 01/01/25)	3,510	4,138,465
Series A, 5.75%, 01/01/39 (Call 01/01/21)	80	84,612
Series B, 5.00%, 01/01/20	8,575	8,681,073
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	17,115,430
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,837,450
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,650,903
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,764,270
Series B, 6.00%, 01/01/41 (PR 07/01/21)	15,000	15,980,400
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	552,998
Series C, 5.25%, 01/01/35 (Call 01/01/20) (AGC)	3,500	3,543,330
Series C, 6.50%, 01/01/41 (PR 01/01/21)	1,560	1,671,977
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,859,431
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,146,340
Series D, 5.00%, 01/01/52 (Call 01/01/27)	10,350	12,253,779
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,217,240
Series E, 5.00%, 01/01/27	2,000	2,498,420
Series F, 5.00%, 01/01/35 (Call 01/01/20)	1,000	1,011,340
Series F, 5.00%, 01/01/40 (Call 01/01/20)	610	616,698
Chicago Transit Authority RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,136,730
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,835,725
City of Chicago IL GO
5.00%, 01/01/44 (Call 01/01/29)	2,500	2,845,200
5.50%, 01/01/49 (Call 01/01/29)	5,000	5,929,500
Series A, 5.00%, 01/01/26 (Call 01/01/20) (AGM)	1,000	1,014,440
Series A, 5.00%, 01/01/27 (Call 01/01/20) (AGM)	1,020	1,034,749
Series A, 5.00%, 01/01/29 (Call 09/30/19) (NPFGC)	860	862,761
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,205,680
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,059,550

Security	Par (000)	Value

Illinois (continued)
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	$1,075	$1,151,787
County of Cook IL GO
Series A, 5.00%, 11/15/19	460	463,404
Series A, 5.25%, 11/15/22 (Call 11/15/20)	1,000	1,045,410
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	536,850
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,361,938
County of Will IL GO, 5.00%, 11/15/41 (Call 11/15/25)	1,200	1,398,276
Illinois Finance Authority RB
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,330,280
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,352,500
Series A, 5.25%, 10/01/52 (Call 04/01/23)	1,000	1,114,500
Illinois State Toll Highway Authority RB
4.00%, 12/01/31 (Call 01/01/26)	5,035	5,630,640
5.00%, 01/01/25	900	1,067,985
5.00%, 01/01/27	1,000	1,242,130
5.00%, 01/01/30 (Call 01/01/29)	3,000	3,862,410
Series A, 4.00%, 01/01/44 (Call 07/01/29)	1,500	1,706,550
Series A, 5.00%, 12/01/19	4,280	4,319,119
Series A, 5.00%, 12/01/22	1,000	1,119,810
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,580,470
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,105,050
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,329,560
Series A, 5.00%, 01/01/42 (Call 01/01/28)	4,500	5,495,130
Series A, 5.00%, 01/01/44 (Call 07/01/29)	2,500	3,093,775
Series A-1, 5.00%, 01/01/28 (Call 01/01/20)	1,000	1,012,000
Series A-1, 5.00%, 01/01/31 (Call 01/01/20)	700	708,008
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,184,950
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,846,650
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,771,605
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,125	10,726,164
Series B, 5.00%, 01/01/41 (Call 07/01/26)	4,930	5,848,804
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,318,680
Series D, 5.00%, 01/01/22	3,915	4,253,765
Metropolitan Pier & Exposition Authority RB
0.00%, 12/15/52 (AGM)(a)	7,000	2,234,890
0.00%, 12/15/54(a)	10,000	2,709,400
5.50%, 06/15/29 (ETM) (NPFGC)	95	115,356
Series A, 0.00%, 12/15/22 (NPFGC)(a)	340	318,522
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,735,560
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	843,140
Series B, 0.00%, 06/15/43 (AGM)(a)	2,000	923,400
Series B, 0.00%, 06/15/45 (AGM)(a)	770	329,398
Series B, 0.00%, 06/15/46 (AGM)(a)	1,600	658,656
Series B, 0.00%, 06/15/47 (AGM)(a)	330	130,129
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	768,043
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,076,290
Series C, 5.25%, 12/01/32	1,340	1,808,276
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	500	538,995
5.75%, 06/01/23 (AGM)	1,000	1,129,080
State of Illinois GO
5.00%, 01/01/20 (AGM)	975	986,417
5.00%, 02/01/20	1,000	1,013,520
5.00%, 05/01/20	3,000	3,064,260
5.00%, 02/01/21	2,500	2,611,800
5.00%, 07/01/21	2,000	2,115,080
5.00%, 08/01/21	5,025	5,327,203

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 01/01/22 (Call 01/01/20)	$1,500	$1,514,925
5.00%, 02/01/22	3,140	3,357,728
5.00%, 08/01/22	580	628,273
5.00%, 02/01/23	4,250	4,635,773
5.00%, 02/01/24	2,500	2,767,800
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,805,280
5.00%, 02/01/26	5,000	5,756,650
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,213,180
5.00%, 10/01/26	4,750	5,531,660
5.00%, 02/01/28 (Call 02/01/27)	4,500	5,248,035
5.00%, 05/01/29 (Call 05/01/24)	1,900	2,106,454
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,653,000
5.00%, 10/01/33 (Call 10/01/28)	1,240	1,453,900
5.00%, 12/01/34 (Call 12/01/27)	2,650	3,059,080
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,092,840
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,894,827
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,719,425
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,101,100
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,197,560
5.25%, 02/01/32 (Call 02/01/24)	7,650	8,456,998
5.50%, 07/01/27 (Call 07/01/23)	660	733,874
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,097,600
Series A, 5.00%, 12/01/19	10,000	10,080,900
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,326,660
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,279,600
Series B, 5.00%, 10/01/21	1,000	1,064,200
Series B, 5.00%, 10/01/22	1,250	1,359,788
Series B, 5.00%, 10/01/28	2,000	2,393,720
Series B, 5.00%, 10/01/29 (Call 10/01/28)	1,000	1,191,050
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,553,110
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,350,560
Series C, 5.00%, 11/01/29 (Call 11/01/27)	11,000	12,817,420
Series D, 5.00%, 11/01/20	7,300	7,556,157
Series D, 5.00%, 11/01/21	9,700	10,293,931
Series D, 5.00%, 11/01/22	11,600	12,563,844
Series D, 5.00%, 11/01/23	8,300	9,148,177
Series D, 5.00%, 11/01/24	6,850	7,679,261
Series D, 5.00%, 11/01/25	12,445	14,187,549
Series D, 5.00%, 11/01/26	10,800	12,515,472
Series D, 5.00%, 11/01/27	11,530	13,538,411
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	7,022,940
State of Illinois RB, 5.00%, 06/15/26 (Call 06/15/23)	1,500	1,645,200

		463,601,064

Indiana — 0.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB
5.00%, 10/01/35 (Call 10/01/28)	1,000	1,280,790
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,180	5,400,142
Indiana Finance Authority RB
5.00%, 02/01/25	2,000	2,409,040
5.00%, 02/01/27 (Call 08/01/26)	3,315	4,157,143
5.00%, 06/01/29	2,915	3,883,654
5.00%, 02/01/32 (PR 02/01/24)	1,000	1,130,820
5.00%, 10/01/40 (Call 10/01/24)	10,000	11,570,000
5.00%, 10/01/41 (Call 10/01/26)	2,000	2,399,000
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,620,950
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,519,026
Series A, 5.00%, 02/01/20	1,000	1,016,170
Series A, 5.00%, 02/01/38 (Call 02/01/29)	4,310	5,508,611
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,153,020

Security	Par (000)	Value

Indiana (continued)
Series A, 5.25%, 02/01/35 (Call 08/01/25)	$1,000	$1,210,720
Series A, 5.25%, 10/01/38 (Call 10/01/21)	2,615	2,816,146
Series B, 5.00%, 02/01/23	5,330	6,035,052
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,072,600
Series C, 5.00%, 12/01/23	1,250	1,452,462
Series C, 5.00%, 12/01/24	4,060	4,865,545
Series C, 5.00%, 06/01/27 (Call 12/01/26)	9,110	11,516,680
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,332,674
Indiana Municipal Power Agency RB
5.00%, 01/01/42 (Call 01/01/28)	3,000	3,663,420
Series A, 5.00%, 01/01/42 (Call 07/01/26)	5,765	6,866,576
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 02/01/49 (Call 02/01/29)	6,000	7,491,780

		95,372,021

Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/20	1,000	1,035,610
5.00%, 08/01/28 (Call 08/01/27)	2,195	2,817,414
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,543,420
5.00%, 08/01/31 (Call 08/01/27)	2,000	2,531,340
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,458,980
State of Iowa RB, Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,242,260

		12,629,024

Kansas — 0.3%
Kansas Development Finance Authority RB, 5.00%, 03/01/21 (Call 03/01/20)	1,060	1,080,744
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,000	6,115,700
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,661,500
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,220,070
5.00%, 09/01/30 (Call 09/01/24)	1,100	1,301,344
5.00%, 09/01/30 (Call 09/01/25)	3,150	3,829,865
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,621,090
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,399,460
Series A, 5.00%, 09/01/21	1,200	1,293,636
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,374,880
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,186,020
Series B, 5.00%, 09/01/22	2,000	2,232,200
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	10,143,955

		40,460,464

Kentucky —0.0%
Kentucky Asset Liability Commission RB, First Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,174,720
Kentucky Public Transportation Infrastructure Authority RB, Series 2013A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,129,120
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/23 (SAP)	1,500	1,721,160
Louisville & Jefferson County Metropolitan Sewer District RB
Series A, 5.00%, 05/15/30 (Call 11/15/21)	500	539,675
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,080,360

		5,645,035

Louisiana — 0.4%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (Call 06/01/24)	1,000	1,132,940

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (Call 12/01/24)	$1,000	$1,129,860
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (Call 02/01/25)	2,000	2,332,900
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A, 5.00%, 02/01/44 (Call 02/01/24)	2,000	2,258,420
Series A, 4.00%, 02/01/48 (Call 02/01/23)	1,000	1,050,080
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/21 (AGM)	1,000	1,065,460
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,772,970
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,123,530
Series A, 5.00%, 05/01/41 (Call 05/01/25)	1,000	1,175,750
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,063,050
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	750	825,255
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	275,680
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	836,046
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	264,653
Series B, 5.00%, 05/01/34 (PR 05/01/20)	1,915	1,964,215
Series B, 5.00%, 05/01/36 (Call 05/01/24)	1,000	1,158,050
Series B, 5.00%, 05/01/45 (PR 05/01/21)	3,250	3,333,525
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,452,860
State of Louisiana GO
4.00%, 02/01/33 (Call 02/01/24)	3,000	3,286,560
5.00%, 07/15/23 (Call 07/15/22)	1,750	1,941,503
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,336,382
Series A, 4.00%, 08/01/31 (Call 08/01/22)	1,000	1,068,680
Series A, 5.00%, 11/15/21 (Call 05/15/20)	2,000	2,054,140
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,158,230
Series B, 5.00%, 08/01/25	2,000	2,435,260
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,737,220
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,536,764
Series C, 5.00%, 07/15/20	1,000	1,033,870
Series C, 5.00%, 07/15/21	1,000	1,071,170
Series C, 5.00%, 08/01/23	1,000	1,146,650
Series C, 5.00%, 07/15/24 (Call 07/15/22)	1,000	1,109,130
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,363,700

		53,494,503

Maryland — 2.2%
City of Baltimore MD RB
4.00%, 07/01/49 (Call 07/01/29)	2,000	2,266,520
Series A, 5.00%, 07/01/43 (Call 01/01/24)	1,000	1,139,830
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,578,160
County of Anne Arundel MD GOL, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,458,300
County of Montgomery MD GO
5.00%, 10/01/26	5,000	6,326,850
5.00%, 10/01/27	1,500	1,943,940
Series A, 5.00%, 11/01/19	3,900	3,924,414
Series A, 5.00%, 11/01/24	2,085	2,495,787
Series B, 5.00%, 11/01/21	2,250	2,439,023
Series B, 5.00%, 11/01/23	3,680	4,267,880
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,900	4,671,537
Series B, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,197,420
Series C, 5.00%, 10/01/25	2,000	2,461,360
County of Montgomery MD RB, Series B, 5.00%, 11/01/24	1,625	1,945,158

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	$1,200	$1,516,764
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,628,160
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,799,640
State of Maryland Department of Transportation RB
4.00%, 09/01/19	2,175	2,175,000
4.00%, 09/01/21	3,600	3,809,412
4.00%, 11/01/25 (Call 11/01/24)	3,000	3,435,120
5.00%, 11/01/22	11,515	12,924,781
5.00%, 02/15/23	8,175	9,262,520
5.00%, 09/01/23	1,055	1,216,953
5.00%, 09/01/24	1,250	1,487,900
5.00%, 11/01/24	2,000	2,392,940
5.00%, 09/01/25	1,000	1,226,430
5.00%, 09/01/26	4,840	6,100,626
5.00%, 09/01/27	6,030	7,777,735
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,272,150
State of Maryland GO
4.00%, 08/01/32 (Call 08/01/28)	4,000	4,781,720
5.00%, 08/01/20	4,900	5,074,489
5.00%, 08/01/21	2,950	3,168,979
5.00%, 03/15/27	8,000	10,235,760
5.00%, 03/15/29	5,000	6,693,050
5.00%, 08/01/31 (Call 08/01/28)	3,500	4,560,535
First Series, 5.00%, 06/01/21	2,000	2,135,600
First Series, 5.00%, 03/15/31 (Call 03/15/29)	5,000	6,628,000
First Series B, 5.00%, 03/15/20	7,660	7,819,634
First Series B, 5.00%, 03/01/21 (Call 03/01/20)	1,250	1,274,150
First Series C, 4.00%, 08/15/21	9,270	9,793,848
Second Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,668,861
Second Series B, 5.00%, 08/01/24 (PR 08/01/22)	1,000	1,111,930
Second Series E, 4.50%, 08/01/20	10,945	11,285,390
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	5,188,992
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,213,860
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,198,560
Series A, 5.00%, 03/01/20	5,000	5,096,600
Series A, 5.00%, 03/01/21	1,000	1,058,310
Series A, 5.00%, 03/01/22	1,000	1,096,770
Series A, 5.00%, 03/15/22	3,525	3,871,331
Series A, 5.00%, 03/15/23	6,290	7,146,509
Series A, 5.00%, 03/01/24 (PR 03/01/21)	1,000	1,058,770
Series A, 5.00%, 08/01/24	3,700	4,394,675
Series A, 5.00%, 03/15/25	1,000	1,210,780
Series A, 5.00%, 03/15/27	1,550	1,983,179
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	6,435,200
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	10,013,746
Series B, 5.00%, 08/01/22	6,250	6,953,875
Series B, 5.00%, 08/01/24	3,325	3,949,269
Series B, 5.00%, 08/01/25	16,100	19,717,187
Series B, 5.00%, 08/01/26	10,245	12,891,898
Series C, 5.00%, 08/01/21	2,300	2,470,729
Series C, 5.00%, 08/01/23	7,400	8,512,812
Series C, 5.00%, 08/01/24	13,625	16,183,094
Series C, 5.25%, 08/01/20	4,585	4,758,588

		312,778,990

Massachusetts — 5.1%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,441,240

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 06/15/27 (Call 06/15/26)	$4,890	$6,130,886
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,310	7,486,626
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,000	2,369,940
Commonwealth of Massachusetts GO
Series C, 5.50%, 12/01/22 (AGM)	2,840	3,240,838
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	7,075,068
Series C, 5.50%, 12/01/23 (AMBAC)	910	1,076,621
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,161,820
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,614,915
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,150,820
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,566,215
4.25%, 12/01/39 (PR 12/01/21)	4,180	4,478,410
5.00%, 08/01/23	5,000	5,749,800
5.00%, 04/01/26	10,230	12,733,076
5.00%, 11/01/26	2,015	2,547,041
5.00%, 10/01/27	1,250	1,613,263
5.00%, 07/01/28	2,000	2,622,260
5.00%, 05/01/29 (Call 05/01/23)	4,000	4,539,240
5.00%, 07/01/33 (Call 07/01/26)	2,080	2,553,262
5.00%, 01/01/34 (Call 01/01/28)	2,500	3,155,100
5.00%, 01/01/38 (Call 01/01/29)	5,000	6,341,150
5.00%, 01/01/42 (Call 01/01/28)	3,795	4,673,353
5.00%, 01/01/43 (Call 01/01/28)	2,000	2,458,800
5.00%, 01/01/48 (Call 01/01/28)	3,090	3,774,466
5.25%, 09/01/25 (AGM)	1,065	1,321,559
Series A, 4.00%, 04/01/42 (PR 04/01/22)	10,335	10,814,957
Series A, 4.50%, 12/01/43 (PR 12/01/22)	2,500	2,692,300
Series A, 5.00%, 03/01/23	4,900	5,558,266
Series A, 5.00%, 07/01/25	1,000	1,219,710
Series A, 5.00%, 04/01/26 (PR 04/01/22)	2,155	2,288,653
Series A, 5.00%, 04/01/28 (PR 10/01/21)	3,000	3,186,060
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,978,200
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,245,990
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	10,827,488
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,980,610
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,491,967
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,265	2,739,540
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	3,114,525
Series A, 5.25%, 08/01/21	3,000	3,237,990
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,919,104
Series B, 5.00%, 08/01/20	8,465	8,767,962
Series B, 5.00%, 07/01/22	1,240	1,375,718
Series B, 5.00%, 06/01/25 (PR 06/01/21)	1,800	1,852,776
Series B, 5.00%, 08/01/25 (PR 02/01/21)	1,200	1,243,056
Series B, 5.00%, 07/01/27	1,000	1,283,200
Series B, 5.00%, 07/01/28	5,000	6,555,650
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	6,047,550
Series B, 5.25%, 08/01/20	745	773,347
Series B, 5.25%, 08/01/21	425	458,715
Series B, 5.25%, 08/01/21 (AGM)	10,505	11,338,362
Series B, 5.25%, 09/01/21 (AGM)	1,960	2,122,170
Series B, 5.25%, 08/01/22	1,100	1,232,077
Series B, 5.25%, 09/01/22 (AGM)	600	674,070
Series B, 5.25%, 09/01/23 (AGM)	6,085	7,080,993
Series B, 5.25%, 09/01/24 (AGM)	1,820	2,190,406
Series C, 4.00%, 10/01/27 (Call 10/01/20)	2,425	2,498,065
Series C, 5.00%, 04/01/20	9,085	9,291,139
Series C, 5.00%, 08/01/20	2,955	3,060,759
Series C, 5.00%, 04/01/22	1,290	1,418,923

Security	Par (000)	Value

Massachusetts (continued)
Series C, 5.00%, 08/01/22	$1,500	$1,668,930
Series C, 5.00%, 10/01/22	8,300	9,287,202
Series C, 5.00%, 10/01/24	6,735	8,033,845
Series C, 5.00%, 08/01/25	1,350	1,650,713
Series C, 5.00%, 10/01/25	5,000	6,143,500
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,656,750
Series C, 5.00%, 05/01/40 (Call 05/01/29)	8,000	10,138,160
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,518,140
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,384,660
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,235,480
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,000	1,081,500
Series D, 5.00%, 07/01/25	2,500	3,049,275
Series D, 5.00%, 07/01/26	8,875	11,122,505
Series D, 5.00%, 07/01/27	3,900	5,004,480
Series D, 5.00%, 08/01/33 (PR 08/01/21)	7,645	8,218,528
Series D, 5.50%, 10/01/19 (AMBAC)	4,260	4,274,186
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,600	1,620,160
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	6,138,385
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	10,858,809
Series E, 4.50%, 08/01/43 (PR 08/01/22)	2,075	2,211,099
Series E, 5.00%, 11/01/23	1,600	1,854,896
Series E, 5.00%, 11/01/25 (AMBAC)	2,115	2,604,855
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,913,304
Series E, 5.00%, 08/01/35 (Call 08/01/21)	1,650	1,762,398
Series E, 5.00%, 08/01/39 (Call 08/01/21)	2,500	2,666,875
Series E, 5.00%, 08/01/40 (Call 08/01/21)	3,365	3,589,614
Series F, 5.00%, 11/01/37 (Call 11/01/27)	3,950	4,919,014
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	3,076,475
Series H, 5.00%, 12/01/24	1,150	1,378,816
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	10,851,754
Commonwealth of Massachusetts RB
5.50%, 01/01/30 (NPFGC)	1,110	1,520,522
5.50%, 01/01/34 (NPFGC)	1,500	2,120,835
Series A, 5.50%, 06/01/21 (AGM)	4,545	4,893,874
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/43 (Call 12/01/27)	7,000	8,614,760
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,739,975
Series A, 5.00%, 06/01/25 (PR 06/01/22)	1,050	1,121,946
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,828,293
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,830,096
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,283,380
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,669,126
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/22	1,000	1,110,930
5.00%, 07/01/23	4,445	5,108,505
5.00%, 07/01/27	7,400	9,527,574
Series A, 5.00%, 07/01/20	7,000	7,230,580
Series A, 5.00%, 07/01/21	2,500	2,680,825
Series A, 5.00%, 07/01/28	4,255	5,595,453
Series A, 5.00%, 07/01/29	4,780	6,404,340
Series A, 5.00%, 07/01/31	2,870	3,955,233
Series A, 5.00%, 07/01/41 (Call 07/01/22)	7,500	8,239,275
Series A, 5.25%, 07/01/21	3,205	3,450,663
Series A, 5.25%, 07/01/28	1,450	1,937,026
Series A, 5.25%, 07/01/30	3,635	5,037,238
Series B, 5.25%, 07/01/20	1,350	1,397,453
Series B, 5.25%, 07/01/21	2,120	2,282,498
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/20	1,800	1,866,096

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 08/01/23	$2,500	$2,882,175
5.00%, 08/01/24	1,000	1,190,390
5.00%, 08/01/26	2,000	2,522,780
5.25%, 08/01/20	1,000	1,038,980
5.25%, 08/01/21	500	540,260
Massachusetts Department of Transportation RB
Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,000	863,420
Series A, 5.00%, 01/01/20 (ETM)	50	50,643
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,127,150
Series A, 4.00%, 07/15/36 (Call 07/15/26)	7,500	8,716,425
Series A, 5.00%, 07/15/22	1,000	1,112,430
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,515,080
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,725,850
Series A, 5.00%, 07/15/36	1,490	2,147,358
Series A, 5.00%, 07/15/40	4,000	5,945,440
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,741,785
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	2,102,713
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,641,450
Massachusetts School Building Authority RB
4.00%, 11/15/35 (Call 11/15/26)	3,000	3,443,730
5.00%, 08/15/25 (Call 08/15/22)	1,380	1,536,602
5.25%, 02/15/48 (Call 02/15/28)	8,360	10,462,373
Series A, 4.00%, 02/15/43 (Call 02/15/28)	8,960	10,124,442
Series A, 5.00%, 08/15/22	1,300	1,450,332
Series A, 5.00%, 08/15/23 (Call 08/15/22)	1,500	1,671,150
Series A, 5.00%, 08/15/26 (Call 08/15/22)	1,075	1,195,991
Series A, 5.00%, 08/15/30 (Call 08/15/22)	3,135	3,474,364
Series A, 5.00%, 05/15/38 (Call 05/15/23)	6,000	6,763,800
Series A, 5.00%, 05/15/43 (Call 05/15/23)	7,810	8,786,172
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,183,940
Series B, 5.00%, 10/15/19	1,000	1,004,490
Series B, 5.00%, 10/15/21	1,035	1,121,319
Series B, 5.00%, 08/15/27 (Call 08/15/22)	1,840	2,044,829
Series B, 5.00%, 08/15/28 (Call 08/15/22)	1,000	1,111,010
Series B, 5.00%, 08/15/29 (Call 08/15/22)	8,930	9,913,104
Series B, 5.00%, 08/15/30 (Call 08/15/22)	9,305	10,312,266
Series B, 5.00%, 10/15/35 (Call 10/15/21)	1,000	1,078,370
Series B, 5.00%, 10/15/41 (Call 10/15/21)	2,750	2,959,523
Series B, 5.00%, 11/15/46 (Call 11/15/26)	8,025	9,703,268
Series B, 5.25%, 10/15/35 (Call 10/15/21)	2,500	2,710,000
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,121,330
Series C, 5.00%, 08/15/27 (Call 08/15/25)	2,000	2,442,020
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,574,320
Massachusetts State College Building Authority RB, Series B, 5.00%, 05/01/43 (Call 05/01/22) (HERBIP)	4,800	5,184,384
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/26 (Call 01/01/20)	4,210	4,263,046
5.00%, 01/01/39 (Put 01/01/23)(b)(c)	4,500	5,047,965
Series A, 5.00%, 01/01/29	3,985	5,283,433
Series B, 5.00%, 01/01/27 (Call 01/01/20)	2,175	2,202,188
Series B, 5.00%, 01/01/35 (Call 01/01/20)	4,130	4,180,138
Series B, 5.00%, 01/01/37 (Call 01/01/20)	1,000	1,012,140
Massachusetts Water Resources Authority RB
5.50%, 08/01/20 (ETM) (AGM)	25	25,998
Series A, 5.00%, 08/01/23	1,500	1,729,305
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,475	3,598,084
Series B, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,073,050
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	7,501,140

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 08/01/23 (AGM)	$1,000	$1,162,430
Series B, 5.25%, 08/01/25 (AGM)	2,500	3,107,100
Series B, 5.25%, 08/01/26 (AGM)	1,100	1,407,483
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,339,540
Series B, 5.25%, 08/01/30 (AGM)	2,000	2,773,040
Series B, 5.25%, 08/01/31 (AGM)	800	1,124,512
Series C, 5.00%, 08/01/32 (Call 08/01/26)	6,485	8,010,531
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	6,148,700
Series C, 5.25%, 08/01/42 (Call 08/01/21)	1,000	1,074,190
Series J, 5.50%, 08/01/20 (AGM)	855	889,858
Series J, 5.50%, 08/01/20 (ETM) (AGM)	120	124,847
Series J, 5.50%, 08/01/21 (AGM)	4,155	4,508,341
Metropolitan Boston Transit Parking Corp. RB, 5.25%, 07/01/33 (Call 07/01/21)	2,000	2,144,640
University of Massachusetts Building Authority RB
5.00%, 11/01/39 (Call 11/01/22)	1,580	1,751,035
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,401,220
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,741,450
Series 1, 5.00%, 11/01/39 (Call 11/01/24)	16,500	19,352,355
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	3,000,650
Series 1, 5.00%, 11/01/44 (Call 11/01/24)	2,695	3,145,415

		729,158,153

Michigan — 0.9%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	3,369,075
Great Lakes Water Authority Sewage Disposal System Revenue RB
5.00%, 07/01/28	2,000	2,595,140
5.00%, 07/01/34 (Call 07/01/26)	2,000	2,398,680
Great Lakes Water Authority Water Supply System Revenue RB
5.00%, 07/01/36 (Call 07/01/26)	9,500	11,314,595
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,570,870
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	2,235,060
5.00%, 07/01/20 (Call 09/20/19)	6,050	6,159,566
5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,972,041
5.00%, 07/01/34 (Call 07/01/24)	1,385	1,596,226
5.00%, 07/01/34 (Call 07/01/25)	2,600	3,052,686
Series C-1, 5.00%, 07/01/44 (Call 07/01/22)	13,720	14,854,644
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	7,073,820
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,160,250
Series D1, 5.00%, 07/01/22 (AGM)	1,000	1,106,200
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,177,950
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	9,550	10,870,096
4.00%, 04/15/54 (Call 10/15/29)	1,000	1,128,200
5.00%, 04/15/22	2,220	2,443,332
5.38%, 10/15/36 (Call 10/15/21)	1,070	1,157,515
Series I, 5.00%, 04/15/20	6,020	6,165,443
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,652,500
Series I, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,146,710
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,715,350
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,560,310
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,199,810
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,958,850
Series II, 5.38%, 10/15/41 (Call 10/15/21)	2,000	2,166,880
State of Michigan RB
5.00%, 03/15/20	3,670	3,746,483
5.00%, 03/15/23	1,000	1,133,570

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
5.00%, 03/15/24	$4,000	$4,677,360
5.00%, 03/15/26	2,500	3,091,900
5.00%, 03/15/27	300	379,140
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20 (Call 11/01/19)	2,820	2,837,569
5.00%, 11/01/21 (Call 11/01/19)	1,000	1,006,250
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,597,420
5.00%, 04/01/47 (Call 04/01/27)	1,000	1,221,300
Series A, 5.00%, 04/01/23	1,610	1,835,593
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	3,066,625

		132,395,009

Minnesota — 0.5%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,295	1,552,925
Series A, 5.00%, 01/01/26	1,250	1,539,050
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,809,870
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,795,120
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	2,390	2,436,772
Series A, 5.00%, 03/01/23	1,000	1,133,970
State of Minnesota GO
5.00%, 10/01/21	1,700	1,837,377
5.00%, 08/01/24	2,950	3,505,426
5.00%, 10/01/24	1,430	1,708,121
5.00%, 08/01/27 (PR 08/01/21)	5,000	5,177,100
Series A, 5.00%, 08/01/20	5,000	5,178,500
Series A, 5.00%, 08/01/24 (PR 08/01/21)	1,000	1,035,420
Series A, 5.00%, 08/01/25 (PR 08/01/20)	1,600	1,656,672
Series D, 5.00%, 08/01/20	3,185	3,298,705
Series D, 5.00%, 08/01/20 (ETM)	20	20,708
Series D, 5.00%, 08/01/21	3,050	3,277,012
Series D, 5.00%, 08/01/22 (Call 08/01/20)	1,625	1,682,866
Series D, 5.00%, 08/01/22 (PR 08/01/20)	25	25,886
Series D, 5.00%, 08/01/23	6,305	7,253,146
Series D, 5.00%, 08/01/25	2,250	2,756,970
Series D, 5.00%, 10/01/26	3,000	3,796,110
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,628,137
Series F, 5.00%, 10/01/22	3,000	3,357,810
Series H, 5.00%, 11/01/19	500	503,115
State of Minnesota RB, Series B, 5.00%, 03/01/29 (Call 03/01/22)	1,000	1,090,820
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (Call 01/01/24)	2,000	2,277,460

		66,335,068

Mississippi — 0.4%
State of Mississippi GO
5.00%, 10/01/26 (Call 10/01/25)	3,500	4,290,300
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,796,304
Series A, 5.00%, 10/01/27	1,520	1,963,080
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	2,124,490
Series A, 5.00%, 10/01/29 (Call 10/01/27)	4,500	5,772,105
Series A, 5.00%, 10/01/30 (PR 04/01/22)	10,000	10,815,000
Series A, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,270,180
Series A, 5.00%, 10/01/31 (PR 10/01/22)	1,000	1,081,500
Series A, 5.00%, 10/01/32 (Call 10/01/27)	3,355	4,250,919
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	5,041,840
Series A, 5.00%, 10/01/36 (PR 10/01/22)	1,000	1,081,500

Security	Par (000)	Value

Mississippi (continued)
Series C, 5.00%, 10/01/19	$1,715	$1,720,094
Series C, 5.00%, 10/01/24	1,000	1,192,300
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,420	4,187,893

		49,587,505

Missouri — 0.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (Call 10/01/22)	2,000	2,219,260
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,136,100
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,261,800
Metropolitan St. Louis Sewer District RB
5.00%, 05/01/45 (Call 05/01/25)	4,200	4,939,956
Series A, 5.00%, 05/01/42 (Call 05/01/22)	5,000	5,461,250
Series A, 5.00%, 05/01/47 (Call 05/01/27)	1,000	1,215,490
Missouri Highway & Transportation Commission RB
Series 2014A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,909,150
Series A, 5.00%, 05/01/21	1,000	1,065,610
Series A, 5.00%, 05/01/23	5,130	5,861,179
Series A, 5.00%, 05/01/26	1,000	1,251,910
Series B, 5.00%, 05/01/21	7,140	7,608,455
Series B, 5.00%, 05/01/22	1,985	2,192,433
University of Missouri RB, Series A, 5.00%, 11/01/19	3,855	3,879,132

		45,001,725

Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (Call 09/01/22)	1,000	1,101,160
Nebraska Public Power District RB, Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	1,000	1,077,760
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,326,900
Omaha Public Power District RB
Series A, 5.00%, 02/01/37 (PR 02/01/23)	2,000	2,186,360
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,725,875
Series B, 5.00%, 02/01/21	1,565	1,651,404
Series B, 5.00%, 02/01/31 (Call 08/01/24)	1,000	1,171,770
Series B, 5.00%, 02/01/42 (PR 08/01/21)	1,000	1,054,780

		13,296,009

Nevada — 0.7%
Clark County School District GOL
Series 2015D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,204,940
Series A, 5.00%, 06/15/22	3,500	3,865,960
Series A, 5.00%, 06/15/23	1,000	1,138,390
Series A, 5.00%, 06/15/25	1,000	1,205,640
Series C, 5.00%, 06/15/22	2,750	3,037,540
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,738,030
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,610	7,984,946
County of Clark Department of Aviation RB
5.00%, 07/01/30 (Call 01/01/20)	6,000	6,074,220
Sereis A, 5.13%, 07/01/34 (Call 01/01/20)	5,000	5,062,850
Series A, 5.00%, 07/01/23	2,350	2,690,303
Series A, 5.00%, 07/01/26	1,200	1,496,748
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	6,343,789
Series B, 5.13%, 07/01/36 (Call 01/01/20)	4,480	4,535,283
County of Clark NV GOL
4.00%, 07/01/44 (Call 07/01/27)	7,135	7,953,099
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,519,060

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Washoe NV RB, 5.00%, 02/01/42 (Call 02/01/29)	$2,000	$2,484,400
Las Vegas Convention & Visitors Authority RB
4.00%, 07/01/49 (Call 07/01/28)	2,500	2,767,225
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,434,820
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,180,300
5.00%, 06/01/39 (Call 12/01/24)	2,000	2,347,080
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,094,030
Series C, 5.00%, 06/01/38 (Call 06/01/21)	2,000	2,119,540
State of Nevada GOL
Series D, 5.00%, 04/01/25	3,260	3,940,688
Series D1, 5.00%, 03/01/22	1,050	1,152,155
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/19	1,000	1,009,540
5.00%, 12/01/27 (Call 06/01/26)	3,000	3,727,710
5.00%, 12/01/28 (Call 06/01/26)	6,715	8,320,355

		94,428,641

New Jersey — 5.0%
Essex County Improvement Authority RB
5.25%, 12/15/20 (AMBAC)	995	1,049,048
5.25%, 12/15/20 (ETM) (AMBAC)	5	5,268
Garden State Preservation Trust RB
Series A, 5.75%, 11/01/28 (AGM)	1,500	1,929,330
Series C, 5.25%, 11/01/20 (AGM)	700	732,004
New Jersey Economic Development Authority RB
5.00%, 06/15/22 (AGM)	1,500	1,640,850
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,088,630
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,084,520
5.00%, 03/01/26 (Call 03/01/22)	1,000	1,081,280
5.00%, 03/01/26 (Call 03/01/23)	4,455	4,921,572
5.00%, 06/15/26 (Call 06/15/22)	500	541,455
5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,808,150
5.00%, 03/01/27 (Call 03/01/23)	10,000	11,032,700
5.00%, 03/01/28 (Call 03/01/23)	3,560	3,921,126
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,133,528
5.00%, 06/15/43 (Call 12/15/28)	5,590	6,565,567
5.00%, 06/15/48 (Call 12/15/28)	6,000	6,989,040
5.25%, 09/01/26 (Call 09/01/21) (SAP)	2,500	2,642,725
5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,887,375
5.25%, 06/15/40 (Call 06/15/25) (SAP)	1,000	1,141,090
Series A, 4.00%, 07/01/22	1,000	1,061,540
Series A, 4.00%, 11/01/27 (SAP)	480	542,861
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,853,609
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,755,360
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,163,920
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,750,476
Series B, 5.00%, 11/01/19 (SAP)	1,500	1,508,880
Series B, 5.00%, 11/01/20 (SAP)	4,000	4,172,840
Series B, 5.00%, 11/01/23 (SAP)	4,420	5,023,639
Series B, 5.00%, 11/01/26 (SAP)	5,000	6,056,150
Series BBB, 5.00%, 06/15/22	3,500	3,828,650
Series BBB, 5.00%, 06/15/23	1,000	1,124,570
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,641,340
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	4,500	5,224,455
Series EE, 5.25%, 09/01/24 (Call 03/01/21)	5,875	6,209,522
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,850	1,948,494
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	250	263,163
Series GG, 5.25%, 09/01/25 (Call 03/01/21) (SAP)	1,825	1,929,189
Series GG, 5.25%, 09/01/27 (Call 03/01/21) (SAP)	585	618,222

Security	Par (000)	Value

New Jersey (continued)
Series II, 5.00%, 03/01/23 (Call 03/01/22)	$2,000	$2,165,960
Series II, 5.00%, 03/01/25 (Call 03/01/22)	2,655	2,871,568
Series K, 5.25%, 12/15/20 (AMBAC)	1,650	1,733,985
Series K, 5.50%, 12/15/19 (AMBAC)	3,345	3,384,806
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,714,412
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,231,200
Series NN, 5.00%, 03/01/21 (SAP)	2,000	2,111,100
Series NN, 5.00%, 03/01/22	4,000	4,337,600
Series NN, 5.00%, 03/01/23	3,955	4,411,328
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,575	5,076,008
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,971,294
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	3,055	3,351,518
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,926,442
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,413,430
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,809,200
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	2,060	2,280,399
Series XX, 4.00%, 06/15/24 (SAP)	2,905	3,165,317
Series XX, 5.00%, 06/15/21 (SAP)	2,260	2,409,137
Series XX, 5.00%, 06/15/22 (SAP)	2,000	2,187,800
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,952,957
Series B, 5.00%, 07/01/21	10,000	10,717,700
Series B, 5.00%, 09/01/21 (SAP)	2,000	2,141,680
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	6,456,600
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,917,625
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/31 (Call 07/01/24)	10,600	12,448,110
Series A, 5.00%, 01/01/32 (PR 01/01/23)	1,000	1,091,200
Series A, 5.00%, 01/01/35 (PR 01/01/23)	2,000	2,182,400
Series A, 5.00%, 01/01/38 (PR 07/01/22)	7,540	8,373,472
Series B, 5.00%, 01/01/25 (Call 01/01/23)	6,000	6,747,360
Series B, 5.00%, 01/01/27 (Call 01/01/23)	2,000	2,246,320
Series B, 5.00%, 01/01/28 (Call 01/01/23)	2,500	2,805,300
Series B, 5.00%, 01/01/29 (Call 01/01/23)	1,400	1,568,532
Series I, 5.00%, 01/01/35 (PR 01/01/20)	1,760	1,782,634
New Jersey Transportation Trust Fund Authority RB
4.00%, 12/15/31 (Call 12/15/28)	9,630	10,827,394
4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	1,125,930
4.25%, 12/15/38 (Call 12/15/28)	1,000	1,111,210
5.00%, 12/15/24	1,000	1,165,170
5.00%, 12/15/27	5,000	6,173,650
5.00%, 12/15/30 (Call 12/15/28)	1,000	1,225,350
5.00%, 12/15/32 (Call 12/15/28)	2,000	2,425,520
5.00%, 12/15/33 (Call 12/15/28)	2,500	3,019,300
5.00%, 12/15/34 (Call 12/15/28)	8,000	9,629,920
5.00%, 12/15/36 (Call 12/15/28)	7,185	8,597,499
5.00%, 06/15/46 (Call 12/15/28)	4,500	5,279,175
5.25%, 12/15/19	3,860	3,903,232
5.25%, 12/15/21 (NPFGC)	695	754,617
Series A, 0.00%, 12/15/23(a)	2,000	1,850,560
Series A, 0.00%, 12/15/25(a)	2,085	1,829,504
Series A, 0.00%, 12/15/28(a)	4,140	3,293,867
Series A, 0.00%, 12/15/29(a)	3,290	2,533,892
Series A, 0.00%, 12/15/30(a)	3,000	2,226,600
Series A, 0.00%, 12/15/31(a)	5,425	3,883,486
Series A, 0.00%, 12/15/32(a)	1,030	713,327
Series A, 0.00%, 12/15/33(a)	930	620,822
Series A, 0.00%, 12/15/34(a)	16,055	10,319,672
Series A, 0.00%, 12/15/35(a)	11,710	7,243,220

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 0.00%, 12/15/36(a)	$3,750	$2,237,213
Series A, 0.00%, 12/15/37(a)	7,700	4,417,567
Series A, 0.00%, 12/15/38(a)	4,485	2,475,765
Series A, 0.00%, 12/15/39(a)	8,700	4,617,525
Series A, 0.00%, 12/15/40(a)	2,500	1,275,450
Series A, 5.00%, 06/15/20	2,000	2,058,360
Series A, 5.00%, 06/15/23	1,000	1,128,500
Series A, 5.00%, 06/15/24	2,250	2,607,030
Series A, 5.00%, 06/15/28 (Call 06/15/26)	1,000	1,202,580
Series A, 5.00%, 12/15/28	6,025	7,537,998
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	8,019,632
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,785,615
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,894,908
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,785	8,323,411
Series A, 5.25%, 12/15/20	3,080	3,236,772
Series A, 5.25%, 12/15/21	860	933,771
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,476
Series A, 5.25%, 12/15/22	700	783,972
Series A, 5.50%, 12/15/21	2,910	3,175,887
Series A, 5.50%, 12/15/22	8,075	9,132,986
Series A, 5.50%, 12/15/23	6,695	7,824,647
Series A, 5.50%, 06/15/41 (Call 06/15/21) (SAP)	400	424,580
Series A, 5.75%, 06/15/25 (NPFGC)	2,500	3,035,825
Series A-1, 5.00%, 06/15/20	2,820	2,898,706
Series A-1, 5.00%, 06/15/21	1,950	2,072,987
Series A-1, 5.00%, 06/15/24	1,000	1,159,680
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	2,405	2,917,193
Series A-1, 5.00%, 06/15/28 (Call 06/15/26)	6,350	7,636,383
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,238,315
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,190,410
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,575,915
Series AA, 5.00%, 06/15/20	85	87,480
Series AA, 5.00%, 06/15/22	1,000	1,096,200
Series AA, 5.00%, 06/15/22 (SAP)	1,275	1,397,655
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,408,616
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,150,100
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,331,122
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,532,649
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,000	3,337,380
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	3,250	3,529,728
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	385,963
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,790,000
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,136,220
Series B, 5.00%, 06/15/20	1,075	1,106,369
Series B, 5.00%, 06/15/42 (Call 06/15/21)	19,225	20,231,044
Series B, 5.25%, 06/15/22 (Call 06/15/21)	560	597,195
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	2,127,924
Series B, 5.25%, 12/15/23 (AMBAC)	8,500	9,781,290
Series B, 5.25%, 06/15/26 (Call 06/15/21)	1,665	1,777,221
Series B, 5.25%, 06/15/36 (Call 06/15/21)	2,000	2,120,280
Series B, 5.50%, 12/15/20 (NPFGC)	7,690	8,105,798
Series B, 5.50%, 12/15/21 (NPFGC)	500	545,685
Series B, 5.50%, 06/15/31 (Call 06/15/21)	8,580	9,146,795
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,665	1,507,191
Series C, 0.00%, 12/15/27 (NPFGC)(a)	5,000	4,157,800
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,395	3,525,757
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,500	2,638,545
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,449,140
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	3,554,700
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,507,954

Security	Par (000)	Value

New Jersey (continued)
Series D, 5.00%, 12/15/23	$2,330	$2,657,225
Series D, 5.00%, 12/15/24	2,805	3,268,302
Series D, 5.00%, 06/15/32 (Call 12/15/24)	8,500	9,653,280
Series D, 5.25%, 12/15/23	3,735	4,298,014
New Jersey Turnpike Authority RB
4.00%, 01/01/34 (Call 01/01/28)	1,680	1,947,338
5.00%, 01/01/24 (Call 01/01/23)	2,790	3,139,475
5.00%, 01/01/24 (PR 07/01/22)	4,830	5,363,908
5.00%, 01/01/25	5,000	5,995,850
5.00%, 01/01/30 (Call 07/01/24)	2,530	2,980,720
5.00%, 01/01/32 (Call 01/01/28)	8,150	10,336,319
5.00%, 01/01/40 (Call 01/01/28)	5,000	6,162,400
5.00%, 01/01/48 (Call 01/01/29)	6,630	8,239,565
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,442,706
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,893,764
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,515,160
Series A, 5.00%, 01/01/32 (Call 07/01/24)	1,175	1,376,325
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	935,664
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,473,380
Series A, 5.00%, 01/01/34 (Call 01/01/26)	2,000	2,407,180
Series A, 5.00%, 01/01/43 (Call 07/01/22)	5,575	6,119,900
Series A, 5.00%, 01/01/43 (PR 07/01/22)	12,535	13,920,619
Series B, 5.00%, 01/01/20	4,245	4,298,487
Series B, 5.00%, 01/01/21	1,000	1,051,150
Series B, 5.00%, 01/01/23	3,045	3,428,518
Series B, 5.00%, 01/01/28	1,750	2,265,410
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,664,074
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,738,940
Series C, 5.00%, 01/01/20	1,780	1,802,428
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	4,336,088
Series E, 5.00%, 01/01/32 (Call 01/01/28)	2,500	3,170,650
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,357,820
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,045	19,715,099
Series G, 4.00%, 01/01/33 (Call 01/01/28)	2,000	2,324,160
Series G, 4.00%, 01/01/34 (Call 01/01/28)	4,500	5,216,085
Series G, 4.00%, 01/01/43 (Call 01/01/28)	3,305	3,748,432
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	4,460,385
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,965,456
Series I, 5.00%, 01/01/31 (PR 01/01/20)	1,970	1,995,334
State of New Jersey GO
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,394,320
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,768,980
Series Q, 5.00%, 08/15/20	1,000	1,036,450
Series Q, 5.00%, 08/15/21 (Call 08/15/20)	500	518,175
Series T, 5.00%, 06/01/22	2,000	2,207,980

		704,089,824

New Mexico — 0.2%
New Mexico Finance Authority RB
5.00%, 06/15/21	2,350	2,514,148
Series A, 5.00%, 06/15/28	5,000	6,476,850
Series B, 5.00%, 06/15/20	1,500	1,546,275
Series B, 5.00%, 06/15/23 (Call 06/15/20)	3,260	3,359,006
State of New Mexico GO, Series B, 5.00%, 03/01/21	3,500	3,705,170
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	2,000	2,048,640
Series B, 4.00%, 07/01/23	2,955	3,274,938

		22,925,027

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 22.5%
Battery Park City Authority RB
5.00%, 11/01/49 (Call 11/01/29)	$2,000	$2,566,240
Series A, 5.00%, 11/01/22	500	563,545
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,550	1,803,115
Series B, 5.00%, 11/01/39 (Call 11/01/29)	2,000	2,616,800
Brooklyn Arena Local Development Corp. RB, 6.38%, 07/15/43 (PR 01/15/20)	1,875	1,911,900
City of New York NY GO
4.00%, 08/01/35 (Call 02/01/26)	4,870	5,516,152
5.00%, 04/01/21	1,850	1,967,734
5.00%, 08/01/24	10,955	12,988,796
5.00%, 08/01/26	5,150	6,464,949
5.00%, 08/01/26 (Call 08/01/23)	5,000	5,733,250
5.00%, 08/01/27 (Call 02/01/27)	1,875	2,384,288
5.00%, 08/01/28 (Call 08/01/25)	2,860	3,480,506
5.00%, 08/01/32 (Call 02/01/29)	1,000	1,299,550
5.00%, 04/01/37 (Call 04/01/28)	2,500	3,136,500
5.00%, 12/01/39 (Call 12/01/28)	3,445	4,353,894
5.00%, 12/01/42 (Call 12/01/28)	4,020	5,043,211
5.00%, 04/01/43 (Call 04/01/28)	4,000	4,947,880
Series 1, 5.00%, 08/01/20	1,320	1,367,494
Series 1, 5.00%, 08/01/24	1,600	1,897,040
Series 1, 5.00%, 08/01/25	5,000	6,107,350
Series 2015-1, 5.00%, 08/01/23	1,315	1,511,106
Series A, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,949,975
Series A, 4.00%, 08/01/42 (Call 08/01/29)	2,500	2,902,225
Series A, 5.00%, 08/01/20	8,165	8,458,777
Series A, 5.00%, 08/01/21	11,330	12,179,976
Series A, 5.00%, 08/01/23	7,500	8,618,475
Series A, 5.00%, 08/01/24	3,500	4,149,775
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,750	2,134,318
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,953,525
Series A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,178,310
Series A, 5.00%, 08/01/35 (Call 08/01/29)	5,595	7,261,079
Series A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,560,440
Series A-1, 5.00%, 08/01/30 (Call 08/01/21)	500	536,320
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	2,057,885
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	710	761,432
Series A-1, 5.00%, 08/01/32 (Call 08/01/21)	1,000	1,075,940
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	4,635	5,177,156
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,624,540
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,000	1,254,650
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,230,992
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	9,606,276
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,737,370
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	8,017,885
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,825,140
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	2,750	3,326,317
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,170,250
Series C, 5.00%, 08/01/20	7,485	7,754,310
Series C, 5.00%, 08/01/22	1,000	1,112,310
Series C, 5.00%, 08/01/23	2,400	2,757,912
Series C, 5.00%, 08/01/24	5,060	5,999,389
Series C, 5.00%, 08/01/24 (Call 09/30/19)	2,000	2,005,720
Series C, 5.00%, 08/01/25	2,760	3,371,257
Series C, 5.00%, 08/01/26	1,000	1,255,330
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	5,405,175
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	6,193,765
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	1,102,515
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,265,620

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 08/01/29 (Call 02/01/28)	$4,000	$5,160,840
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	3,096,249
Series D, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,460,260
Series D, 4.00%, 12/01/42 (Call 12/01/28)	5,000	5,756,400
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,000	2,260,240
Series D, 5.00%, 08/01/25 (Call 02/01/23)	2,500	2,823,500
Series D, 5.00%, 12/01/34 (Call 12/01/28)	5,000	6,409,550
Series D-1, 5.00%, 10/01/25 (Call 10/01/21)	1,000	1,081,030
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	4,090	4,419,654
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	1,610	1,736,997
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,685	1,823,810
Series D-1, 5.00%, 10/01/36 (Call 10/01/21)	2,000	2,161,180
Series E, 5.00%, 08/01/21 (Call 08/01/20)	1,000	1,002,910
Series E, 5.00%, 08/01/22 (Call 09/30/19)	400	401,160
Series E, 5.00%, 08/01/23	3,000	3,447,390
Series E, 5.00%, 08/01/25	2,000	2,442,940
Series E, 5.00%, 08/01/25 (Call 08/01/20)	2,460	2,467,036
Series E, 5.00%, 08/01/27 (Call 09/30/19)	1,000	1,002,860
Series E, 5.00%, 08/01/27 (Call 08/01/26)	1,275	1,601,757
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,373,480
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,288,990
Series E, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,492,540
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,973,178
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	3,131,625
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	3,122,975
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,466,560
Series F, 5.00%, 08/01/27 (Call 02/01/22)	1,595	1,741,868
Series F, 5.00%, 08/01/29 (Call 02/01/22)	30	32,796
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	3,005,255
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,265,620
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,304,402
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	8,008,000
Series F-3, 5.00%, 12/01/25	2,000	2,466,320
Series G, 5.00%, 08/01/20	1,835	1,901,023
Series G, 5.00%, 08/01/21	5,015	5,391,225
Series G, 5.00%, 08/01/22	1,500	1,668,465
Series G, 5.00%, 08/01/23	4,500	5,171,085
Series G-1, 5.00%, 04/01/22	1,000	1,099,670
Series G-1, 5.00%, 04/01/25 (Call 04/01/22)	2,500	2,745,825
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	3,635	3,992,430
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	2,930	3,218,107
Series I, 5.00%, 08/01/20	6,600	6,837,468
Series I, 5.00%, 08/01/21	1,215	1,306,149
Series I, 5.00%, 08/01/27 (Call 08/01/22)	19,720	21,904,779
Series I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,167,960
Series J, 5.00%, 08/01/20	1,165	1,206,917
Series J, 5.00%, 08/01/21	2,440	2,623,049
Series J, 5.00%, 08/01/22	1,500	1,668,465
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,368,140
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	1,025	1,116,164
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,338,490
Series C, 5.00%, 10/01/27	2,500	3,180,250
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	913,230
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/28 (Call 02/15/27)	1,010	1,295,295
5.00%, 02/15/47 (Call 02/15/21) (AGM)	955	1,002,626
5.00%, 02/15/47 (PR 02/15/21) (AGM)	45	47,633
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	1,195	1,263,641

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	$55	$58,416
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	1,335	1,419,385
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	2,165	2,314,970
Series A, 4.00%, 02/15/44 (Call 02/15/27)	8,200	9,233,446
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,460	1,642,471
Series A, 5.00%, 02/15/22	1,285	1,410,442
Series A, 5.00%, 02/15/23	1,000	1,136,670
Series A, 5.00%, 02/15/26	800	999,552
Series A, 5.00%, 02/15/27	1,000	1,282,650
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,451,795
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	6,264,450
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,993,152
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,697,200
Series A, 5.00%, 02/15/42 (Call 02/15/27)	6,800	8,297,224
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	4,129,946
Long Island Power Authority RB
5.00%, 09/01/34 (Call 09/01/24)	4,610	5,382,774
5.00%, 09/01/38 (Call 09/01/28)	15,750	19,788,615
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,868,720
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,181,950
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,171,400
Series A, 5.00%, 09/01/37 (Call 09/01/22)	2,355	2,597,212
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,149,680
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,944,600
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,688,500
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	600,900
Metropolitan Transportation Authority RB
4.00%, 11/15/37 (Call 05/15/28)	7,500	8,563,125
5.00%, 03/01/22	7,000	7,664,720
5.00%, 05/15/22	1,500	1,647,615
5.00%, 11/15/27 (Call 11/15/25)	5,000	6,085,850
5.00%, 11/15/28 (Call 05/15/28)	2,690	3,476,879
5.00%, 11/15/29 (Call 11/15/25)	7,000	8,486,100
5.00%, 11/15/35 (Call 05/15/28)	535	669,825
Series A, 0.00%, 11/15/30(a)	9,555	7,499,815
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,691,415
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,124,910
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,724,680
Series A, 5.00%, 11/15/29 (Call 11/15/22)	8,000	8,969,760
Series A, 5.00%, 11/15/30 (PR 05/15/24)	1,110	1,275,989
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,408,771
Series A, 5.00%, 11/15/41 (PR 11/15/21)	500	544,840
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	6,108,050
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	7,494,339
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,168,907
Series A, 5.00%, 11/15/46 (PR 11/15/21)	1,500	1,634,520
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	6,299,784
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	2,000	2,330,200
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	8,329,394
Series A-1, 5.00%, 11/15/45 (Call 05/15/25)	2,000	2,318,100
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,771,485
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	2,200	2,626,338
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,751,710
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	2,133,734
Series B, 5.00%, 11/15/22	5,140	5,756,183
Series B, 5.00%, 11/15/23	4,240	4,897,073
Series B, 5.00%, 11/15/24	14,455	17,178,756
Series B, 5.00%, 11/15/25	2,000	2,444,460
Series B, 5.00%, 11/15/26	3,000	3,746,310
Series B, 5.00%, 11/15/28	5,810	7,560,321

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/34 (PR 11/15/20)	$6,175	$6,224,276
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,680	2,037,554
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,855,266
Series B, 5.25%, 11/15/23 (AMBAC)	210	244,686
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,257,630
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,231,020
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,796,728
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	3,347,226
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	4,024,475
Series C, 5.00%, 11/15/20	1,305	1,365,030
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	798,176
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	321,936
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	5,656,545
Series C, 5.00%, 11/15/41 (Call 11/15/22)	1,100	1,221,242
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	1,016,640
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,880,125
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	3,690	4,196,489
Series C-1, 5.00%, 11/15/23	2,000	2,309,940
Series C-1, 5.00%, 11/15/25	6,820	8,335,609
Series C-1, 5.00%, 11/15/27	4,000	5,102,000
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	1,105	1,417,140
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,520,232
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	5,026,080
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	5,135,930
Series C-2, 0.00%, 11/15/29(a)	1,195	967,663
Series C-2, 0.00%, 11/15/33(a)	1,040	745,742
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(b)(c)	1,000	1,024,570
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	1,750	1,778,123
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	2,244,420
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,810,600
Series D, 5.00%, 11/15/19	2,300	2,317,480
Series D, 5.00%, 11/15/20	2,155	2,254,130
Series D, 5.00%, 11/15/21	1,000	1,083,670
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,857,495
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,788,040
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,890,780
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,695	1,777,750
Series D, 5.00%, 11/15/36 (PR 11/15/22)	6,500	7,082,920
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,549,205
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,728,900
Series D, 5.25%, 11/15/34 (PR 11/15/20)	280	294,501
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,095,110
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,896,416
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,443,480
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	682,502
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,298,736
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	820,141
Series F, 5.00%, 11/15/19	6,285	6,332,766
Series F, 5.00%, 11/15/24 (Call 11/15/22)	1,080	1,208,531
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	6,037,956
Series F, 5.00%, 11/15/27 (Call 11/15/22)	10,000	11,166,000
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,535,227
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/46 (Call 11/15/19)	2,685	2,704,439
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,283,480
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	11,202,000
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,000	1,129,300
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	600	642,906

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Industrial Development Agency RB
5.00%, 03/01/31 (Call 09/30/19) (FGIC)	$290	$292,201
5.00%, 03/01/46 (Call 09/30/19) (FGIC)	1,550	1,594,175
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,326,220
5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	924,378
5.00%, 07/15/31 (Call 01/15/25) (SAW)	10,000	11,875,900
5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,260,370
5.00%, 07/15/40 (Call 07/15/21) (SAW)	2,575	2,742,452
5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	7,772,562
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	660	733,016
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,820,440
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,104,060
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,069,050
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,287,833
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,766,460
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	3,680	4,574,350
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	15,440	16,936,754
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	2,025,640
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	4,900	5,845,749
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	5,596,245
Series S-1A, 5.25%, 07/15/37 (Call 07/15/21) (SAW)	26,500	28,451,460
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,398,540
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,790,205
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,818,100
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,803,790
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,884,050
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	2,961,066
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	6,339,650
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	3,218,550
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,524,455
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/35 (Call 08/01/27)	1,605	1,861,800
4.00%, 08/01/37 (Call 08/01/26)	1,080	1,226,966
4.00%, 11/01/37 (Call 05/01/29)	1,700	2,002,362
4.00%, 11/01/39 (Call 05/01/29)	10,960	12,788,238
4.00%, 11/01/40 (Call 05/01/29)	1,000	1,162,940
4.00%, 08/01/42 (Call 08/01/27)	4,750	5,391,392
5.00%, 11/01/21	1,435	1,556,516
5.00%, 08/01/23	1,000	1,150,380
5.00%, 11/01/23 (Call 11/01/21)	1,640	1,778,875
5.00%, 11/01/25 (Call 11/01/21)	1,505	1,631,766
5.00%, 08/01/28 (Call 08/01/24)	2,350	2,765,339
5.00%, 11/01/28 (Call 11/01/21)	6,035	6,539,285
5.00%, 11/01/28 (Call 11/01/27)	9,000	11,641,410
5.00%, 02/01/30 (Call 02/01/26)	1,050	1,289,873
5.00%, 08/01/30 (Call 08/01/27)	1,000	1,271,710
5.00%, 02/01/31 (Call 02/01/25)	2,250	2,686,095
5.00%, 08/01/31 (Call 08/01/25)	1,300	1,571,505
5.00%, 05/01/32 (Call 05/01/23)	4,500	5,118,075
5.00%, 05/01/32 (Call 05/01/26)	3,380	4,147,429
5.00%, 11/01/32 (Call 11/01/21)	1,125	1,217,498
5.00%, 02/01/33 (Call 02/01/25)	1,710	2,031,566
5.00%, 02/01/34 (Call 02/01/25)	1,000	1,185,390
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,657,210
5.00%, 08/01/34 (Call 08/01/24)	4,795	5,621,418
5.00%, 08/01/34 (Call 08/01/28)	1,000	1,276,640
5.00%, 02/01/35 (Call 02/01/25)	2,630	3,111,158

Security	Par (000)	Value

New York (continued)
5.00%, 08/01/35 (Call 08/01/24)	$7,000	$8,199,030
5.00%, 08/01/35 (Call 08/01/25)	1,670	2,000,476
5.00%, 02/01/37 (Call 02/01/26)	3,635	4,375,740
5.00%, 08/01/37 (Call 08/01/25)	5,500	6,560,620
5.00%, 08/01/39 (Call 08/01/24)	3,300	3,845,226
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,850,848
5.00%, 05/01/40 (Call 05/01/28)	6,260	7,779,678
5.00%, 08/01/40 (Call 08/01/27)	5,000	6,137,900
5.00%, 08/01/42 (Call 08/01/28)	4,540	5,648,305
5.50%, 11/01/27 (Call 11/01/20)	3,545	3,726,008
Series A, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,303,420
Series A, 5.00%, 11/01/20	1,000	1,045,820
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,000	1,084,900
Series A, 5.00%, 11/01/23 (Call 11/01/21)	2,640	2,863,555
Series A, 5.00%, 05/01/28 (Call 09/30/19)	940	942,688
Series A, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,553,280
Series A, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,151,130
Series A, 5.00%, 11/01/38 (Call 11/01/23)	3,500	4,013,065
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	4,840	5,250,916
Series A-1, 5.00%, 08/01/23	1,000	1,150,380
Series A-1, 5.00%, 05/01/24	2,500	2,946,100
Series A-1, 5.00%, 08/01/24	1,500	1,781,625
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	1,610	1,902,537
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,172,350
Series A-1, 5.00%, 05/01/36 (Call 09/30/19)	1,000	1,002,690
Series A-1, 5.00%, 05/01/38 (Call 09/30/19)	1,260	1,263,352
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	874,785
Series A-3, 4.00%, 05/01/44 (Call 05/01/29)	5,000	5,768,800
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	6,128,250
Series B, 5.00%, 11/01/21 (Call 11/01/19)	2,795	2,812,609
Series B, 5.00%, 11/01/21 (PR 11/01/19)	5	5,032
Series B, 5.00%, 02/01/23 (Call 02/01/21)	2,560	2,702,285
Series B, 5.00%, 02/01/27 (Call 02/01/21)	1,985	2,094,175
Series B, 5.00%, 11/01/27 (Call 11/01/22)	4,500	5,041,980
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,119,670
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,150	1,305,285
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,330,970
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,252,070
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,812,730
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,000	2,410,540
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,312,340
Series C, 5.00%, 11/01/20	9,960	10,416,367
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,020	1,194,410
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	9,182,083
Series C, 5.00%, 11/01/33 (Call 11/01/20)	6,270	6,547,447
Series C, 5.00%, 11/01/39 (Call 11/01/20)	2,870	2,990,884
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	3,000	3,512,580
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	4,290	4,970,179
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	6,280	7,198,952
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	14,827,911
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	8,015	9,991,419
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,480,860
Series D, 5.00%, 02/01/24 (Call 02/01/21)	1,250	1,319,288
Series D, 5.00%, 02/01/31 (Call 02/01/21)	5,025	5,297,707
Series D, 5.00%, 02/01/35 (Call 02/01/21)	18,145	19,106,141
Series D-1, 5.00%, 11/01/33 (Call 11/01/21)	2,000	2,163,540
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,468,804
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	2,500	2,734,575
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,223,390
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,238,250

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	$5,130	$6,217,560
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,672,987
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,175,440
Series E-1, 5.00%, 02/01/37 (Call 02/01/22)	5,000	5,430,050
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	7,685	9,414,893
Series E-1, 5.00%, 02/01/38 (Call 02/01/27)	9,135	11,163,061
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,960,404
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	9,750	11,416,470
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	5,685	6,161,801
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,128,310
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	13,410	15,082,897
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,261,220
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	6,295,800
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	8,200	9,235,824
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,572,774
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,735,525
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,130,030
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,478,141
New York City Water & Sewer System RB
4.00%, 06/15/36 (Call 06/15/29)	2,000	2,373,040
4.00%, 06/15/40 (Call 06/15/29)	3,000	3,497,400
4.00%, 06/15/49 (Call 06/15/29)	10,000	11,477,800
4.63%, 06/15/46 (Call 06/15/23)	1,020	1,124,764
5.00%, 06/15/27 (Call 06/15/25)	1,300	1,590,108
5.00%, 06/15/29 (Call 12/15/19)	3,750	3,791,737
5.00%, 06/15/32 (Call 06/15/21)	2,015	2,156,896
5.00%, 06/15/35 (Call 06/15/29)	2,800	3,642,912
5.00%, 06/15/40 (Call 06/15/29)	2,000	2,548,020
5.38%, 06/15/40 (Call 12/15/20)	1,005	1,059,019
5.50%, 06/15/43 (PR 12/15/20)	5,160	5,455,307
Series A, 4.00%, 06/15/41 (Call 06/15/29)	4,000	4,646,080
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,673,764
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	2,000	2,573,400
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,325,340
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	8,200	8,781,790
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	21,775	23,280,959
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	3,050	3,141,164
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	4,615	4,996,937
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	12,139,545
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	9,260	10,306,750
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	2,000	2,308,960
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,749,915
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,875	2,258,456
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	18,275	19,784,515
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	2,325	2,535,808
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	5,700	6,846,441
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	7,925	8,953,665
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	8,064,716
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,250	1,445,075
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	7,450	8,623,077
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,585	14,081,567
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,000	2,184,020
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	11,420	13,049,406
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	8,165	9,556,234
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,166,290
Series DD, 5.00%, 06/15/40 (Call 12/15/27)	2,500	3,118,425
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	23,777,754
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	7,975	9,795,214
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,383,750
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	3,600	4,213,404

Security	Par (000)	Value

New York (continued)
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	$2,000	$2,483,840
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	8,150	10,166,065
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,750	10,165,925
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,778,800
Series EE, 5.38%, 06/15/43 (Call 12/15/20)	3,100	3,264,610
Series EE, 5.38%, 06/15/43 (PR 12/15/20)	6,040	6,376,066
Series FF, 5.00%, 06/15/21	2,300	2,465,324
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,257,940
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	6,595	7,843,433
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	6,500	8,151,065
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	5,935	7,408,542
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,100,100
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	4,500	5,660,235
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,168,344
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,874,154
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	9,330	9,991,963
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	4,630	4,952,618
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	485	519,542
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,791,345
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,182,390
Series A, 0.00%, 11/15/47(a)	2,500	1,155,825
Series A, 0.00%, 11/15/55(a)	2,500	875,650
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,800,285
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	6,540	7,101,851
5.25%, 12/15/43 (Call 12/15/21) (GOI)	100	109,353
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,923,355
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	1,000	1,129,300
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	1,000	1,079,810
New York State Dormitory Authority RB
4.00%, 05/15/20	9,350	9,547,565
4.00%, 03/15/43 (Call 09/15/28)	5,000	5,724,500
5.00%, 03/15/20	22,900	23,382,274
5.00%, 08/15/20	1,700	1,763,767
5.00%, 03/15/22	2,200	2,417,910
5.00%, 03/15/23	5,500	6,244,920
5.00%, 03/15/23 (Call 03/15/22)	2,500	2,748,925
5.00%, 03/15/24	1,550	1,817,716
5.00%, 03/15/25	3,000	3,637,770
5.00%, 03/15/25 (Call 03/15/24)	10,400	12,221,456
5.00%, 05/15/26 (Call 05/15/22)	1,270	1,403,553
5.00%, 03/15/27	3,500	4,481,750
5.00%, 03/15/27 (Call 09/15/25)	5,815	7,142,448
5.00%, 03/15/28 (Call 09/15/25)	2,000	2,449,900
5.00%, 03/15/32 (Call 03/15/28)	2,500	3,193,600
5.00%, 03/15/33 (Call 03/15/24)	5,000	5,798,650
5.00%, 03/15/33 (Call 03/15/27)	2,000	2,502,640
5.00%, 03/15/33 (Call 03/15/28)	10,950	13,944,496
5.00%, 02/15/35 (Call 02/15/20)	15	15,253
5.00%, 03/15/35 (Call 03/15/27)	2,300	2,857,612
5.00%, 03/15/36 (Call 03/15/28)	5,000	6,299,800
5.00%, 02/15/39 (Call 08/15/27)	3,000	3,697,590
5.00%, 03/15/39 (Call 03/15/28)	3,565	4,446,197
5.00%, 03/15/40 (Call 09/15/28)	4,000	5,022,200
5.00%, 07/01/40 (Call 07/01/20)	3,500	3,608,325
5.00%, 03/15/41 (Call 03/15/28)	3,500	4,337,270
5.00%, 03/15/42 (Call 03/15/28)	4,210	5,204,781
5.00%, 03/15/44 (Call 03/15/28)	9,000	11,083,950

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 03/15/44 (Call 09/15/28)	$5,000	$6,219,650
5.00%, 03/15/45 (Call 03/15/28)	4,000	4,916,880
5.00%, 03/15/45 (Call 09/15/28)	2,300	2,855,335
5.00%, 10/01/45	3,500	5,533,395
5.00%, 03/15/48 (Call 09/15/28)	4,000	4,945,600
Series 1, 5.50%, 07/01/40 (AMBAC)	530	788,205
Series 2014, 5.00%, 02/15/20	3,920	3,989,580
Series 2015-B, 5.00%, 03/15/20	1,300	1,327,378
Series 2015-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	2,185,326
Series 2015-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,596,345
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	7,333,105
Series A, 5.00%, 02/15/20	14,500	14,757,375
Series A, 5.00%, 03/15/20	6,000	6,126,360
Series A, 5.00%, 12/15/20	1,200	1,260,744
Series A, 5.00%, 02/15/21	15,495	16,381,004
Series A, 5.00%, 03/15/21	1,080	1,145,275
Series A, 5.00%, 02/15/22	6,025	6,596,290
Series A, 5.00%, 03/15/22	23,940	26,286,120
Series A, 5.00%, 02/15/23	2,325	2,632,621
Series A, 5.00%, 02/15/24	3,000	3,508,890
Series A, 5.00%, 03/15/25	3,450	4,173,085
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,000	1,106,000
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,384,300
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,166,310
Series A, 5.00%, 12/15/26 (Call 12/15/22)	19,065	21,480,917
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,500	1,748,040
Series A, 5.00%, 03/15/27	1,265	1,619,833
Series A, 5.00%, 03/15/27 (Call 09/15/26)	2,400	3,033,480
Series A, 5.00%, 03/15/28	5,745	7,478,266
Series A, 5.00%, 03/15/28 (ETM)	5	6,532
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,000	2,343,500
Series A, 5.00%, 10/01/28	2,000	2,693,280
Series A, 5.00%, 03/15/29	5,000	6,615,250
Series A, 5.00%, 03/15/29 (Call 03/15/24)	3,705	4,337,777
Series A, 5.00%, 12/15/29 (Call 12/15/22)	3,410	3,828,032
Series A, 5.00%, 02/15/30 (Call 02/15/27)	6,000	7,566,360
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,238,569
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	12,800,335
Series A, 5.00%, 03/15/31 (Call 03/15/24)	4,000	4,661,000
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	4,163,400
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,574,436
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	7,237,503
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,493,260
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,190,150
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,841,490
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	12,902,820
Series A, 5.00%, 03/15/36 (Call 03/15/29)	8,000	10,255,600
Series A, 5.00%, 03/15/37 (Call 03/15/29)	18,500	23,677,040
Series A, 5.00%, 07/01/37 (Call 07/01/22)	1,250	1,373,853
Series A, 5.00%, 02/15/38 (Call 02/15/27)	1,000	1,221,430
Series A, 5.00%, 03/15/38 (Call 03/15/23)	3,395	3,833,227
Series A, 5.00%, 03/15/38 (Call 03/15/27)	1,500	1,838,865
Series A, 5.00%, 03/15/38 (Call 03/15/29)	10,000	12,739,700
Series A, 5.00%, 03/15/39 (Call 03/15/29)	3,000	3,809,070
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,625,650
Series A, 5.00%, 02/15/41 (Call 08/15/26)	1,920	2,316,538
Series A, 5.00%, 07/01/41 (Call 07/01/21)	500	533,905
Series A, 5.00%, 10/01/41 (Call 04/01/21)	2,500	2,648,700
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,827,615
Series A, 5.00%, 03/15/42 (Call 03/15/29)	2,500	3,146,300

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/42 (Call 07/01/22)	$1,000	$1,101,610
Series A, 5.00%, 02/15/43 (Call 02/15/23)	3,500	3,936,625
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,216,530
Series A, 5.00%, 03/15/43 (Call 03/15/29)	3,000	3,765,480
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	9,589,174
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	12,149,900
Series A, 5.00%, 07/01/48 (Call 07/01/28)	1,250	1,539,875
Series A, 5.00%, 10/01/48	500	806,740
Series A, 5.25%, 05/15/21	1,000	1,049,040
Series A, 5.75%, 07/01/27 (NPFGC)	500	608,300
Series A-2, 5.00%, 10/01/46	2,000	3,183,300
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,205,320
Series B, 5.00%, 03/15/21	1,500	1,590,660
Series B, 5.00%, 02/15/23	4,900	5,548,319
Series B, 5.00%, 02/15/25	3,525	4,253,053
Series B, 5.00%, 02/15/26	2,940	3,650,716
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	15,030,054
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,935	10,687,600
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,535,860
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,512,828
Series B, 5.00%, 03/15/32 (Call 03/15/24)	2,745	3,190,459
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,120	7,297,182
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	6,256,350
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,636,395
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,241,920
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	7,685,141
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,176,200
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,421,110
Series B, 5.00%, 10/01/38 (Call 04/01/28)	5,700	7,268,583
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,561,269
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,223,980
Series B, 5.00%, 03/15/42 (Call 03/15/22)	17,680	19,212,502
Series B, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,340,100
Series B, 5.50%, 03/15/26 (AMBAC)	770	980,888
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	3,060,321
Series C, 5.00%, 03/15/26	4,000	4,992,840
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,000	1,163,810
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,159,730
Series C, 5.00%, 03/15/34 (Call 03/15/21)	1,375	1,452,358
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	6,225,234
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,303,340
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,150,330
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,870,770
Series C, 5.00%, 03/15/41 (Call 03/15/21)	7,510	7,963,529
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	11,513,200
Series D, 5.00%, 02/15/22	1,535	1,680,549
Series D, 5.00%, 02/15/23	1,705	1,930,589
Series D, 5.00%, 02/15/27 (Call 08/15/26)	1,000	1,258,250
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,881,435
Series D, 5.00%, 02/15/37 (Call 02/15/22)	7,300	7,932,034
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,622,981
Series E, 5.00%, 02/15/23	1,000	1,132,310
Series E, 5.00%, 02/15/24	1,095	1,280,745
Series E, 5.00%, 03/15/31 (Call 09/15/25)	6,795	8,262,788
Series E, 5.00%, 02/15/35 (Call 02/15/20)	985	1,002,907
Series E, 5.00%, 03/15/36 (Call 03/15/25)	1,200	1,441,164
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,731,466
Series A, 5.00%, 06/15/22	1,020	1,131,996
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,170	1,299,835

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 06/15/24 (Call 06/15/22)	$750	$830,820
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,494,830
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,641,659
Series B, 5.00%, 06/15/28 (Call 06/15/21)	1,400	1,498,070
Series B, 5.00%, 06/15/31 (Call 06/15/21)	2,295	2,453,240
Series B, 5.00%, 06/15/41 (Call 06/15/21)	2,000	2,134,600
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	12,563,600
Series E, 5.00%, 06/15/47 (Call 06/15/27)	5,595	6,853,819
New York State Thruway Authority, 5.00%, 01/01/27 (Call 01/01/22)	1,000	1,090,300
New York State Thruway Authority Highway & Bridge Trust Fund RB
5.00%, 04/01/25 (Call 04/01/22)	2,100	2,305,926
Series A, 5.00%, 04/01/21	500	530,685
Series A, 5.00%, 04/01/22	1,610	1,775,234
Series A, 5.00%, 04/01/28 (Call 04/01/22)	4,400	4,822,048
Series A, 5.00%, 04/01/29 (Call 04/01/22)	9,555	10,463,872
Series A, 5.00%, 04/01/30 (Call 04/01/22)	3,000	3,284,550
Series A, 5.00%, 04/01/31 (Call 04/01/22)	3,920	4,290,793
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	2,000	2,123,180
New York State Thruway Authority RB
4.00%, 02/01/20 (Call 09/15/19)	5,000	5,007,200
5.00%, 03/15/22 (Call 09/15/20)	7,480	7,785,932
5.00%, 01/01/29 (Call 01/01/25)	2,000	2,392,980
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,087,190
Series A, 5.00%, 03/15/21 (Call 09/15/20)	1,000	1,040,690
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	3,005,321
Series A, 5.00%, 03/15/29 (Call 09/15/21)	3,000	3,234,180
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,151,080
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,196,523
Series A, 5.00%, 01/01/46 (Call 01/01/26)	4,000	4,735,160
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,870,500
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,938,651
Series B, 5.50%, 04/01/20 (AMBAC)	2,620	2,686,496
Series I, 5.00%, 01/01/28 (Call 01/01/22)	12,000	13,073,640
Series I, 5.00%, 01/01/31 (Call 01/01/22)	12,450	13,569,379
Series I, 5.00%, 01/01/37 (Call 01/01/22)	2,580	2,798,913
Series I, 5.00%, 01/01/42 (Call 01/01/22)	2,000	2,165,460
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,560	2,968,474
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,280,460
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	6,358,008
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,153,980
Series L, 5.00%, 01/01/21	2,185	2,297,943
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,750	2,221,870
New York State Urban Development Corp. RB
5.00%, 12/15/19	1,015	1,026,297
5.00%, 03/15/20	1,275	1,301,852
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,168,860
5.00%, 03/15/27 (Call 09/15/25)	10,000	12,269,700
5.00%, 03/15/29 (Call 03/15/23)	1,270	1,441,996
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,330,980
5.00%, 03/15/30 (Call 03/15/23)	1,000	1,135,610
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,666,482
5.00%, 03/15/39 (Call 09/15/28)	5,000	6,307,250
5.00%, 03/15/41 (Call 09/15/27)	2,640	3,241,735
5.00%, 03/15/41 (Call 09/15/28)	8,660	10,859,120
5.00%, 03/15/42 (Call 09/15/27)	1,500	1,839,000
5.00%, 03/15/42 (Call 09/15/28)	5,095	6,377,768
5.00%, 03/15/44 (Call 09/15/28)	1,500	1,871,505
5.00%, 03/15/45 (Call 09/15/28)	2,300	2,866,076

Security	Par (000)	Value

New York (continued)
5.50%, 03/15/24 (NPFGC)	$1,090	$1,303,368
Series A, 5.00%, 03/15/20	5,705	5,825,147
Series A, 5.00%, 03/15/21	1,800	1,908,792
Series A, 5.00%, 03/15/22	2,000	2,197,040
Series A, 5.00%, 03/15/23	12,620	14,338,592
Series A, 5.00%, 03/15/24	7,495	8,796,806
Series A, 5.00%, 03/15/25	5,000	6,053,950
Series A, 5.00%, 03/15/26	4,000	4,984,240
Series A, 5.00%, 03/15/27 (Call 03/15/26)	2,500	3,107,450
Series A, 5.00%, 03/15/30 (Call 03/15/27)	7,800	9,841,416
Series A, 5.00%, 03/15/31 (Call 03/15/21)	1,000	1,059,560
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,448,120
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	12,549,900
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,214,590
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,867,305
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	4,468,870
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,840,111
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,964,576
Series A-1, 5.00%, 03/15/22	2,015	2,213,518
Series A-1, 5.00%, 03/15/23	1,495	1,698,589
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	2,670	3,033,574
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	4,229,477
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,293,569
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	7,153,344
Series A-2, 5.50%, 03/15/22 (NPFGC)	1,500	1,666,470
Series C, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,264,580
Series C, 5.00%, 03/15/20	1,500	1,531,590
Series C, 5.00%, 12/15/21 (Call 12/15/19)	2,000	2,022,540
Series C, 5.00%, 03/15/22	3,000	3,295,560
Series D, 5.00%, 03/15/21	5,000	5,302,200
Series D, 5.00%, 03/15/22	2,520	2,768,270
Series E, 5.00%, 03/15/21	3,520	3,732,749
Series E, 5.00%, 03/15/24 (Call 03/15/23)	5,445	6,186,446
Port Authority of New York & New Jersey RB
4.00%, 12/15/41 (Call 06/15/24)	1,000	1,104,160
4.00%, 09/01/43 (Call 09/01/28)	5,000	5,747,550
4.00%, 09/01/49 (Call 09/01/29)	2,000	2,316,040
5.00%, 07/15/32 (Call 07/15/28)	3,080	3,979,822
5.00%, 07/15/33 (Call 01/15/21)	2,250	2,366,123
5.00%, 09/01/34 (Call 09/01/29)	5,000	6,557,650
5.00%, 07/15/35 (Call 07/15/20)	7,255	7,491,150
5.00%, 07/15/35 (Call 07/15/28)	1,000	1,279,270
5.00%, 09/01/36 (Call 09/01/24) (GOI)	4,770	5,587,912
5.00%, 09/01/39 (Call 09/01/24)	1,915	2,238,329
5.00%, 10/15/39 (Call 10/15/19)	1,000	1,004,550
5.00%, 05/01/40 (Call 05/01/25)	5,000	5,916,000
5.00%, 09/01/48 (Call 09/01/28)	4,770	5,933,689
Series 116, 4.50%, 09/15/39 (Call 09/16/19) (GOI)	750	750,878
Series 116, 5.00%, 09/15/36 (Call 09/16/19) (GOI)	2,500	2,503,325
Series 116, 5.00%, 01/15/41 (Call 01/15/21) (GOI)	4,390	4,607,612
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	1,275	1,317,840
Series 173, 4.00%, 12/01/31 (Call 06/01/22) (GOI)	2,000	2,143,320
Series 179, 5.00%, 12/01/22	1,500	1,690,440
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,156,250
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,608,639
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,865,400
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,200	1,462,848
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,351,180
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,106,820
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,464,200

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	$1,400	$1,706,194
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,649,770
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	6,000	7,161,720
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,207,980
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	9,915,060
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,878,039
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,603,660
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	3,292,386
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,430,540
Series 5, 5.38%, 03/01/28 (GOI)	2,150	2,592,685
Third Series, 5.00%, 07/15/39 (Call 07/15/20)	17,755	18,365,062
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	607,585
Sales Tax Asset Receivable Corp. RB
5.00%, 10/15/27 (Call 10/15/24)	5,005	5,963,608
5.00%, 10/15/29 (Call 10/15/24)	1,860	2,210,145
Series A, 5.00%, 10/15/19	2,000	2,009,280
Series A, 5.00%, 10/15/20	4,200	4,390,386
Series A, 5.00%, 10/15/25 (Call 10/15/24)	2,000	2,398,480
Series A, 5.00%, 10/15/26 (Call 10/15/24)	4,250	5,078,027
Series A, 5.00%, 10/15/28 (Call 10/15/24)	6,000	7,139,340
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,000	8,310,050
State of New York GO
Series A, 5.00%, 02/15/39 (Call 09/30/19)	1,045	1,047,947
Series E, 4.25%, 12/15/41 (Call 12/15/21)	6,000	6,383,700
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,145,760
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,450,900
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/42 (Call 11/15/22)	4,685	4,977,859
4.00%, 11/15/47 (Call 05/15/28)	3,000	3,393,570
4.00%, 11/15/48 (Call 05/15/28)	6,000	6,777,960
5.00%, 11/15/42 (Call 11/15/27)	2,715	3,362,120
5.00%, 11/15/44 (Call 05/15/28)	6,000	7,478,580
Series A, 0.00%, 11/15/30(a)	10,800	8,486,424
Series A, 0.00%, 11/15/31(a)	2,000	1,520,920
Series A, 0.00%, 11/15/32(a)	1,800	1,325,358
Series A, 5.00%, 11/15/22	3,360	3,783,125
Series A, 5.00%, 01/01/23 (PR 01/01/22)	710	777,336
Series A, 5.00%, 01/01/25 (PR 01/01/23)	1,000	1,094,840
Series A, 5.00%, 01/01/26 (PR 01/01/23)	685	749,965
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,276,280
Series A, 5.00%, 01/01/27 (PR 01/01/23)	1,070	1,171,479
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,136,590
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,224,820
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	5,099,867
Series A, 5.00%, 11/15/46 (Call 05/15/26)	3,900	4,673,253
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	11,174,471
Series A, 5.00%, 11/15/49 (Call 05/15/29)	3,500	4,410,980
Series B, 0.00%, 11/15/32(a)	4,745	3,539,675
Series B, 5.00%, 11/15/20	3,630	3,806,781
Series B, 5.00%, 11/15/21	30	32,661
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,127,270
Series B, 5.00%, 11/15/26 (Call 11/15/22)	2,755	3,101,937
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,800,400
Series B, 5.00%, 11/15/30	1,000	1,382,530
Series B, 5.00%, 11/15/31	1,000	1,395,850
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,264,500
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,492,300
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,703,547
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,479,140

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/38 (Call 05/15/27)	$1,360	$1,681,055
Series C, 5.00%, 11/15/25	3,000	3,733,470
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	4,440	5,433,583
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,337,372
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,510,715
5.00%, 12/15/39 (Call 12/15/27)	8,660	10,913,332
5.00%, 12/15/40 (Call 12/15/27)	6,155	7,735,112
5.00%, 12/15/41 (Call 12/15/27)	4,000	5,018,840
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,000	2,509,560
Series A, 5.00%, 12/15/35 (Call 06/15/26)	4,500	5,530,455
Series B, 5.00%, 06/15/23 (Call 06/15/21)	1,600	1,711,488
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,450	3,821,772
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	555,413
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,500	7,535,580
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,453,540
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	16,195	18,557,689

		3,181,382,715

North Carolina — 1.4%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	3,975	4,260,286
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,189,850
Series B, 5.00%, 07/01/38 (Call 07/01/20)	1,000	1,031,250
City of Raleigh NC Combined Enterprise System Revenue RB, Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	7,550,766
County of Guilford NC GO, 5.00%, 03/01/25	1,800	2,180,052
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,225	1,332,959
County of Wake NC GO
Series B, 4.00%, 05/01/29 (Call 05/01/23)	2,730	3,003,491
Series C, 5.00%, 03/01/21	3,295	3,489,141
Series C, 5.00%, 03/01/25	6,600	7,989,564
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41 (Call 10/01/25)	1,000	1,198,270
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,437,720
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 (PR 01/01/22)	500	526,365
Series A, 5.00%, 01/01/21 (ETM)	3,165	3,326,004
Series B, 5.00%, 01/01/21 (ETM)	4,090	4,300,839
Series B, 6.00%, 01/01/22 (ETM)	390	434,027
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,545,300
North Carolina Municipal Power Agency No. 1 RB,
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,000	1,226,180
North Carolina Turnpike Authority RB
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	2,248,360
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,430,340
5.00%, 07/01/41 (Call 07/01/21)	1,500	1,591,905
Raleigh Durham Airport Authority RB, Series A, 5.00%,
05/01/32 (Call 05/01/20)	630	644,969
State of North Carolina GO
5.00%, 05/01/21	2,200	2,343,968
5.00%, 06/01/28 (Call 06/01/26)	5,000	6,245,400
Series A, 5.00%, 06/01/22	5,900	6,532,126
Series A, 5.00%, 06/01/23	10,000	11,453,000
Series A, 5.00%, 06/01/25	1,260	1,537,717
Series A, 5.00%, 06/01/26	1,000	1,256,300
Series A, 5.00%, 06/01/27 (Call 06/01/26)	6,940	8,692,628
Series C, 4.00%, 05/01/21	1,000	1,049,040
Series C, 5.00%, 05/01/20	2,440	2,503,684

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series D, 4.00%, 06/01/21	$2,000	$2,102,600
Series E, 5.00%, 05/01/20	3,000	3,078,300
State of North Carolina RB
5.00%, 03/01/20	2,000	2,038,240
5.00%, 03/01/21	5,000	5,288,500
5.00%, 03/01/22	5,500	6,025,085
5.00%, 03/01/24	2,000	2,337,780
5.00%, 05/01/24	4,520	5,319,814
5.00%, 03/01/25	1,000	1,202,840
5.00%, 05/01/29 (Call 05/01/27)	1,000	1,266,950
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,370,920
5.00%, 05/01/30 (Call 05/01/27)	3,300	4,158,495
5.00%, 03/01/31 (Call 03/01/29)	2,500	3,239,350
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,860,790
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,190,610
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	5,871,747
Series A, 5.00%, 05/01/29 (PR 05/01/20) (SAP)	1,500	1,539,045
Series B, 5.00%, 11/01/21	22,500	24,405,300
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	861,963
Series B, 5.00%, 05/01/25	5,000	6,059,050
Series B, 5.00%, 06/01/26	1,000	1,249,650
Series B, 5.00%, 05/01/27	2,000	2,553,220
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,860	8,729,624
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,762,125
Series C, 5.00%, 05/01/30 (PR 05/01/22)	6,000	6,391,620
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 06/01/23)	1,000	1,126,230

		203,581,349

Ohio — 1.3%
American Municipal Power Inc. RB, 5.00%, 02/15/46 (Call 02/15/26)	845	985,126
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC)	20	24,936
5.25%, 12/01/30 (NPFGC)	1,000	1,385,630
City of Columbus OH GO
5.00%, 07/01/25	1,860	2,272,195
5.00%, 07/01/26	1,500	1,885,470
Series 1, 5.00%, 07/01/20	1,000	1,032,520
Series 1, 5.00%, 07/01/23	1,850	2,124,651
Series 2017-1, 5.00%, 04/01/24	10,180	11,974,938
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (Call 12/01/24)	2,000	2,389,500
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,936,296
5.00%, 06/01/32 (Call 06/01/26)	2,525	3,097,316
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	9,281,633
County of Hamilton OH Sales Tax Revenue RB
4.00%, 12/01/32 (Call 12/01/26)	1,000	1,143,300
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,233,320
Northeast Ohio Regional Sewer District RB, 4.00%, 11/15/49 (Call 11/15/24)	8,560	9,251,648
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	3,645	3,907,075
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,231,835
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,232,000
Ohio Turnpike & Infrastructure Commission RB
0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,467,951
4.00%, 02/15/46 (Call 02/15/28)	6,795	7,526,074
5.00%, 02/15/48 (Call 02/15/23)	6,500	7,141,875
5.25%, 02/15/33 (Call 02/15/23)	1,000	1,125,530

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 02/15/31 (PR 02/15/20)	$1,500	$1,526,565
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,506,420
Series A-2, 0.00%, 02/15/37(a)	6,880	4,476,059
Series A-2, 0.00%, 02/15/40(a)	2,500	1,455,375
Series A-2, 0.00%, 02/15/41(a)	7,095	3,973,555
Ohio University RB, Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,404,200
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	2,000	2,602,540
5.00%, 12/01/28	1,000	1,323,630
5.00%, 06/01/29 (Call 03/01/29)	6,680	8,874,514
5.00%, 12/01/29 (Call 09/01/29)	4,500	6,033,780
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	2,500	2,719,150
5.00%, 06/01/22	1,175	1,300,220
5.00%, 12/01/23	9,590	11,147,608
5.00%, 12/01/25	3,930	4,848,991
Series A, 5.00%, 12/01/21 (PR 12/01/19)	1,000	1,009,440
State of Ohio GO
5.00%, 09/15/25	4,220	5,173,003
5.00%, 09/15/27	1,500	1,935,210
5.00%, 05/01/28	1,200	1,573,236
Series A, 5.00%, 09/15/22	2,055	2,294,675
Series A, 5.00%, 12/15/22	3,000	3,378,090
Series A, 5.00%, 12/15/23	16,100	18,738,307
Series A, 5.00%, 09/15/24	2,500	2,976,700
Series B, 5.00%, 09/15/26	4,500	5,667,030
Series C, 5.00%, 09/15/21	1,000	1,079,740
Series C, 5.00%, 08/01/25	1,000	1,221,470
Series C, 5.00%, 08/01/27	2,130	2,740,266
State of Ohio RB
5.00%, 12/15/20	8,675	9,111,873
Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,235,260
Upper Arlington City School District GO, 5.00%, 12/01/48 (Call 12/01/27)	1,000	1,225,690

		190,203,416

Oklahoma — 0.3%
Grand River Dam Authority RB
5.00%, 06/01/30 (Call 12/01/26)	1,000	1,240,770
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,610	3,280,953
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,500	1,878,885
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,691,282
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,305,260
Series A, 5.25%, 06/01/40 (PR 06/01/20)	500	515,580
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/23)	2,025	2,128,478
Oklahoma Turnpike Authority RB
4.00%, 01/01/48 (Call 01/01/27)	2,000	2,216,980
5.00%, 01/01/43 (Call 01/01/27)	2,355	2,840,295
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,193,940
Series A, 5.00%, 01/01/20	3,500	3,546,060
Series A, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,052,040
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	7,140,346
Series B, 5.00%, 01/01/29 (PR 01/01/22)	500	526,115
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	4,450,867
Series D, 5.00%, 01/01/25	2,250	2,702,002

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	$2,000	$2,185,280

		46,895,133

Oregon — 0.5%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,500	1,602,510
Series A, 5.00%, 03/01/35 (Call 03/01/20)	1,000	1,018,070
Series B, 5.00%, 06/15/22	2,000	2,215,520
Clackamas County School District No. 12 North Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	2,140,698
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,832,817
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/20 (GTD)	1,840	1,896,764
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,203,920
Oregon State Lottery RB
5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,625,110
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	11,723,019
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,399,360
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,590,850
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	6,348,000
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,266,290
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,262,330
State of Oregon Department of Transportation RB
5.00%, 11/15/38 (Call 11/15/23)	2,000	2,275,600
Series A, 5.00%, 11/15/28 (Call 11/15/24)	3,630	4,340,427
Series A, 5.00%, 11/15/29 (Call 11/15/24)	1,000	1,193,670
Series A, 5.00%, 11/15/31 (Call 11/15/24)	7,015	8,319,930
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,412,212
Series A, 5.00%, 05/01/44 (Call 05/01/29)	3,060	3,889,658
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,851,690
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 09/01/48 (Call 09/01/27)	1,000	1,226,400
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	3,118,725
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	3,111,000
Washington County School District No. 1 West Union GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,781,675

		74,646,245

Pennsylvania — 3.0%
City of Philadelphia PA Airport Revenue RB
Series A, 5.00%, 06/15/40 (Call 06/15/20)	500	512,765
Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,209,950
City of Philadelphia PA GO
5.00%, 08/01/23	500	571,265
Series A, 5.00%, 08/01/26	1,500	1,867,215
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/48 (Call 10/01/28)	4,000	4,923,840
Series A, 5.00%, 01/01/41 (Call 01/01/21)	2,680	2,796,098
Series A, 5.00%, 07/01/45 (Call 07/01/24)	5,755	6,556,096
Series A, 5.00%, 10/01/47 (Call 10/01/27)	4,315	5,217,655
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,203,800
Series B, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,254,770
Series B, 5.00%, 11/01/54 (Call 11/01/29)	3,000	3,751,890
Series C, 5.00%, 08/01/40 (PR 08/01/20) (AGM)	1,000	1,035,420

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania GO
4.00%, 03/15/34 (Call 03/15/25)	$2,000	$2,218,240
5.00%, 03/15/20	3,000	3,062,190
5.00%, 07/15/21	7,300	7,826,549
5.00%, 01/01/25	2,500	2,975,125
5.00%, 07/15/26	2,000	2,473,400
5.00%, 09/15/26	1,005	1,249,527
5.00%, 01/15/27	4,625	5,778,845
5.00%, 07/15/27	2,000	2,525,840
5.00%, 07/15/28	2,000	2,578,020
5.00%, 07/15/29	6,000	7,876,140
5.00%, 03/15/31 (Call 03/15/25)	8,400	9,965,592
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,451,080
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	8,095,425
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,098,840
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	9,219,891
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,411,000
First Series, 5.00%, 06/01/20	1,000	1,028,940
First Series, 5.00%, 03/15/21	2,000	2,119,000
First Series, 5.00%, 07/01/21	1,765	1,889,680
First Series, 5.00%, 04/01/22	2,280	2,506,039
First Series, 5.00%, 07/01/22	1,000	1,108,560
First Series, 5.00%, 08/15/22	2,500	2,779,075
First Series, 5.00%, 11/15/22 (PR 05/15/22)	2,600	2,821,260
First Series, 5.00%, 01/01/23	2,500	2,814,025
First Series, 5.00%, 03/15/23	2,000	2,266,400
First Series, 5.00%, 04/01/23	5,095	5,781,959
First Series, 5.00%, 08/15/23	2,930	3,365,076
First Series, 5.00%, 01/01/24	1,500	1,743,465
First Series, 5.00%, 06/15/24	2,000	2,357,800
First Series, 5.00%, 08/15/24	2,000	2,369,920
First Series, 5.00%, 09/15/24	4,000	4,751,920
First Series, 5.00%, 11/15/24 (PR 11/15/22)	2,000	2,170,200
First Series, 5.00%, 04/01/25 (PR 04/01/24)	5,000	5,694,950
First Series, 5.00%, 08/15/25	7,765	9,405,977
First Series, 5.00%, 01/01/26	2,000	2,442,020
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,565	1,878,110
First Series, 5.00%, 09/15/26	2,340	2,909,345
First Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,152,850
First Series, 5.00%, 01/01/27	4,000	4,993,680
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,214,640
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	15,005,160
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,170,200
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	5,058,280
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,729,400
Second Series, 5.00%, 05/01/20	755	774,404
Second Series, 5.00%, 07/01/20	1,255	1,295,386
Second Series, 5.00%, 01/15/21	6,775	7,134,481
Second Series, 5.00%, 05/01/21 (PR 05/01/20)	1,500	1,539,045
Second Series, 5.00%, 07/01/21	500	535,320
Second Series, 5.00%, 09/15/21	3,500	3,777,620
Second Series, 5.00%, 01/15/22	2,300	2,509,622
Second Series, 5.00%, 09/15/22	3,200	3,567,104
Second Series, 5.00%, 10/15/23	1,200	1,385,508
Second Series, 5.00%, 01/15/24	1,300	1,512,849
Second Series, 5.00%, 01/15/25	1,365	1,626,247
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	4,000	4,988,440
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	1,900	2,181,219
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,144,760
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,938,140

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	$2,500	$2,852,025
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,364,170
Series T, 5.00%, 07/01/21	1,000	1,070,640
Series T, 5.00%, 07/01/22	1,700	1,884,552
County of Allegheny PA GO, Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,789,035
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/42 (Call 07/01/27)	1,565	1,915,763
5.00%, 07/01/47 (Call 07/01/27)	3,000	3,649,200
Delaware River Port Authority RB
5.00%, 01/01/21	1,000	1,051,550
5.00%, 01/01/23	1,105	1,245,722
5.00%, 01/01/26	1,750	2,165,503
5.00%, 01/01/33 (Call 01/01/24)	2,000	2,298,660
5.00%, 01/01/39 (Call 01/01/29)	875	1,104,320
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,720,586
Series D, 5.00%, 01/01/35 (PR 01/01/21)	3,875	3,924,212
Series D, 5.00%, 01/01/40 (PR 01/01/20) (AGM)	500	506,350
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	610	797,532
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45 (Call 03/01/25)	3,525	4,059,601
Series A, 5.00%, 05/01/31 (Call 05/01/21)	40	42,190
Series A, 5.00%, 05/01/31 (PR 05/01/21)	660	702,511
Pennsylvania State University (The) RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,702,155
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	2,107,220
0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	2,413,450
5.00%, 06/01/20	2,000	2,057,420
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,527,040
5.00%, 12/01/36 (Call 12/01/27)	1,130	1,365,402
5.00%, 12/01/38 (PR 12/01/20)	2,500	2,523,600
5.50%, 12/01/34 (PR 12/01/20)	500	527,240
6.00%, 12/01/36 (PR 12/01/20)	1,500	1,590,945
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	3,500	4,237,520
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,777,275
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	3,938,095
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,835	2,217,065
Series A, 5.00%, 12/01/37 (Call 12/01/22)	1,120	1,239,000
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,865,865
Series A, 5.00%, 12/01/42 (Call 12/01/21)	4,550	4,846,296
Series A, 5.00%, 12/01/42 (PR 12/01/21)	175	190,395
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,483,799
Series A, 5.00%, 12/01/44 (Call 12/01/29)	3,000	3,676,440
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,243,960
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,000	1,201,250
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,708,860
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	8,147,300
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	3,043,175
Series A-1, 5.00%, 12/01/43 (Call 12/01/22)	1,040	1,127,017
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	15,635	18,406,460
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,937,360
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,960,640
Series B, 5.00%, 12/01/24 (Call 12/01/19)	500	504,720
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,354,640
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	5,220,700
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,365,120
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	3,073,700
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	3,023,900

Security	Par (000)	Value

Pennsylvania (continued)
Series C, 5.00%, 12/01/39 (Call 12/01/24)	$1,500	$1,740,930
Series C, 5.00%, 12/01/43 (Call 12/01/23)	6,000	6,766,020
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,456,720
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,100	2,120,454
Series D, 5.50%, 12/01/41 (PR 12/01/20)	10,000	10,106,400
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	923,050
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,674,012
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,784,160
Pittsburgh Water &Sewer Authority RB, Series A, 5.00%, 09/01/44 (Call 09/01/29) (AGM)	1,000	1,253,260
State Public School Building Authority RB
5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,415,660
5.50%, 06/01/28 (AGM, SAW)	470	615,409
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/24)	1,000	1,151,070

		428,900,835

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,000	2,282,360
Series B, 5.00%, 06/15/26	2,500	3,094,325
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	3,021,625
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	2,000	2,578,500

		10,976,810

South Carolina — 0.5%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,515,130
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,308,180
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/41 (PR 02/01/22)	500	527,750
Greenville County School District RB, 5.50%, 12/01/19	1,395	1,409,954
Piedmont Municipal Power Agency RB, Series A-2, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,048,920
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,411,700
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,569,130
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,620,009
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,246,000
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	7,450,105
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,571,800
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,388,651
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,367,040
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,663,787
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,607,565
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,278,821
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,631,672
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,609,080
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,706,805
Series E, 5.00%, 01/01/40 (PR 01/01/20)	1,950	1,974,765
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	7,065,010
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,677,280
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,050,860
Series A, 5.00%, 10/01/24	1,000	1,189,580
Series A, 5.25%, 10/01/40 (PR 10/01/19)	500	501,555
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	1,035,970
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	745,538

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina GO, Series A, 4.00%, 04/01/22 (Call 04/01/20)	$1,000	$1,017,040

		72,189,697

Tennessee — 0.7%
City of Memphis TN GO
Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,415,200
Series D, 5.00%, 07/01/21 (Call 07/01/20)	1,250	1,290,750
Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,775	2,864,771
County of Shelby TN GO
Series A, 5.00%, 03/01/23	7,000	7,948,150
Series A, 5.00%, 03/01/24	1,000	1,173,200
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/36 (Call 05/15/21)	1,025	1,089,360
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	6,076,244
4.00%, 07/01/36 (Call 07/01/28)	5,000	5,808,550
5.00%, 07/01/20	2,000	2,065,540
5.00%, 07/01/22	5,875	6,518,019
5.00%, 07/01/23 (Call 07/01/22)	3,810	4,229,252
5.00%, 07/01/23 (PR 07/01/22)	190	210,721
5.00%, 01/01/24	3,800	4,425,518
5.00%, 07/01/24 (Call 07/01/23)	2,250	2,583,135
5.00%, 01/01/25	2,000	2,402,920
5.00%, 07/01/27	1,000	1,285,780
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,897,210
5.00%, 07/01/32 (Call 07/01/28)	5,000	6,445,850
Metropolitan Government of Nashville & Davidson County TN Water &Sewer Revenue RB, Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,573,942
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	3,000	3,259,710
Series A, 5.00%, 08/01/21	1,000	1,076,010
Series A, 5.00%, 08/01/22	4,925	5,482,658
Tennessee State School Bond Authority RB
5.00%, 11/01/40 (Call 11/01/25) (HERBIP)	4,025	4,794,580
5.00%, 11/01/43 (Call 11/01/22) (HERBIP)	11,205	12,399,677
5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	6,164,450

		97,481,197

Texas — 9.5%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,249,940
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,834,040
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,659,465
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,936,590
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40 (Call 01/01/26)	6,355	7,396,267
5.00%, 01/01/42 (Call 01/01/23)	1,560	1,704,971
5.00%, 01/01/46 (Call 01/01/26)	5,925	6,830,695
6.00%, 01/01/41 (PR 01/01/21)	1,000	1,063,300
Series A, 5.00%, 01/01/40 (Call 07/01/25)	6,060	6,986,513
Series A, 5.00%, 01/01/43 (Call 01/01/23)	2,500	2,733,675
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,859,650
Series B, 5.00%, 01/01/45 (Put 07/01/20)(b)(c)	500	514,605
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	500	487,055
Series A, 5.00%, 08/15/41 (Call 08/15/22)	6,920	7,516,850

Security	Par (000)	Value

Texas (continued)
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	$1,000	$490,080
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,869,200
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,291,840
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,715,520
Series C, 5.00%, 08/15/37 (Call 08/15/24)	4,520	5,139,376
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	11,579,937
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,108,650
Series A, 5.00%, 11/15/45 (Call 11/15/25)	2,000	2,363,480
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,785,550
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,116,150
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,774,208
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,081,490
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,209,940
5.00%, 11/15/42 (Call 11/15/22)	8,000	8,907,360
Series A, 5.00%, 11/15/39 (PR 11/15/19)	1,000	1,007,700
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/31 (Call 09/30/19) (AMBAC)	5	5,013
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,303,800
City of Dallas TX GOL
5.00%, 02/15/23	1,620	1,829,045
5.00%, 02/15/24	1,800	2,095,110
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,741,530
Series A, 5.00%, 02/15/20	605	615,412
Series A, 5.00%, 02/15/20 (ETM)	5	5,087
City of Dallas TX Waterworks &Sewer System Revenue RB
5.00%, 10/01/29 (Call 10/01/26)	1,375	1,715,643
5.00%, 10/01/31 (Call 10/01/26)	1,610	1,996,271
5.00%, 10/01/35 (Call 10/01/20)	1,080	1,122,617
5.00%, 10/01/39 (Call 10/01/20)	700	726,929
5.00%, 10/01/39	150	156,284
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,606,470
5.00%, 10/01/46 (Call 10/01/27)	2,500	3,059,250
Series A, 5.00%, 10/01/24	3,000	3,573,630
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,717,954
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,464,201
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	6,052,600
City of Garland TX Electric Utility System Revenue RB
4.00%, 03/01/49 (Call 03/01/29)	1,000	1,128,000
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,491,040
City of Houston TX Airport System Revenue RB
5.00%, 07/01/29 (Call 07/01/28)	3,680	4,743,115
5.00%, 07/01/37 (Call 07/01/28)	1,500	1,872,570
5.00%, 07/01/39 (Call 07/01/28)	1,495	1,855,699
Series B, 5.00%, 07/01/26 (Call 07/01/21)	2,750	2,941,675
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,599,950
Series B, 5.00%, 07/01/31 (Call 07/01/22)	1,500	1,645,665
Series B, 5.00%, 07/01/32 (Call 07/01/22)	1,000	1,095,650
City of Houston TX Combined Utility System Revenue RB
Series A, 5.25%, 11/15/28 (PR 11/15/21)	2,035	2,135,895
Series A, 5.25%, 11/15/31 (PR 05/15/21)	1,000	1,049,580
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,263,980
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,905,920
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,919,240
Series B, 5.00%, 11/15/43 (Call 11/15/23)	1,000	1,128,570
Series C, 5.00%, 05/15/20	2,525	2,594,059

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 05/15/22	$2,500	$2,757,250
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,526,500
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,352,166
Series D, 5.00%, 11/15/21	890	965,686
Series D, 5.00%, 11/15/33 (PR 11/15/21)	1,000	1,085,100
Series D, 5.00%, 11/15/36 (PR 11/15/21)	2,650	2,875,515
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,310,660
City of Houston TX GOL
Series 2009A, 5.00%, 03/01/27 (Call 10/11/19)	105	105,421
Series A, 5.00%, 03/01/20	3,580	3,649,166
Series A, 5.00%, 03/01/24	2,000	2,329,180
Series A, 5.00%, 03/01/25	2,350	2,818,379
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,793,931
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	2,129,862
City of San Antonio Texas Electric & Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,000	1,021,110
5.00%, 02/01/20	1,000	1,016,170
5.00%, 02/01/21	6,000	6,333,000
5.00%, 02/01/22	5,400	5,906,682
5.00%, 02/01/23	1,040	1,176,822
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,895,678
5.00%, 02/01/47 (Call 08/01/27)	2,500	3,033,325
5.00%, 02/01/48 (Call 02/01/23)	10,250	11,387,442
5.25%, 02/01/24	2,620	3,091,233
5.25%, 02/01/25	1,370	1,667,317
City of San Antonio TX Electric &Gas Systems Revenue RB
5.00%, 02/01/21	1,500	1,583,250
5.00%, 02/01/26	1,700	2,103,818
5.00%, 02/01/27	3,000	3,805,200
5.00%, 02/01/47 (Call 02/01/27)	7,500	9,006,300
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,271,447
5.00%, 06/15/38 (Call 06/15/24)	7,670	8,888,686
5.00%, 06/15/43 (Call 06/15/26)	1,250	1,505,425
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,623,100
County of Harris TX GO
5.00%, 10/01/27 (Call 10/01/25)	1,605	1,963,268
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,579,073
Series A, 5.00%, 10/01/25	1,000	1,228,040
County of Harris TX RB
5.00%, 08/15/38 (Call 09/30/19)	435	436,188
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,454,680
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	4,200,742
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,310,050
Series C, 5.00%, 08/15/49 (Call 09/30/19)	1,000	1,002,570
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,249,760
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	3,406,819
5.00%, 02/15/26 (PSF)	4,775	5,912,262
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,450	1,786,299
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,223,460
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	10,760,899
Dallas Area Rapid Transit RB
5.00%, 12/01/33 (Call 12/01/29)	5,825	7,722,319
5.00%, 12/01/42 (Call 12/01/22)	3,330	3,681,881
5.25%, 12/01/29 (AMBAC)	1,050	1,434,048
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,601,840

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 12/01/46 (Call 12/01/25)	$6,630	$7,829,897
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	9,171,680
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,127,360
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,108,250
5.00%, 08/15/29 (Call 08/15/22) (PSF)	500	553,665
Dallas/Fort Worth International Airport RB
Series A, 5.00%, 11/01/42 (PR 11/01/20)	1,000	1,045,110
Series A, 5.00%, 11/01/45 (PR 11/01/20)	500	522,555
Series A, 5.25%, 11/01/38 (PR 11/01/20)	500	523,990
Series B, 5.00%, 11/01/32 (Call 11/01/20)	1,000	1,043,070
Series B, 5.00%, 11/01/38 (Call 11/01/22)	6,860	7,571,313
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,650,660
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,147,520
Series D, 5.00%, 11/01/33 (Call 11/01/23)	1,000	1,138,730
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,157,950
Series F, 5.13%, 11/01/25 (Call 11/01/23)	1,000	1,166,160
Series G, 5.00%, 11/01/33 (Call 11/01/20)	2,000	2,086,140
Denton Independent School District GO
4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,696,245
5.00%, 08/15/48 (Call 08/15/27) (PSF)	2,000	2,432,500
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	2,000	2,365,640
Fort Bend Grand Parkway Toll Road Authority RB, 5.00%, 03/01/37 (Call 03/01/22)	1,000	1,090,400
Fort Worth Independent School District GO, 5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	4,189,605
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	2,375	2,701,681
Grand Parkway Transportation Corp. RB
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,764,400
Series A, 5.00%, 10/01/38 (Call 04/01/28)	2,000	2,495,800
Series A, 5.00%, 10/01/43 (Call 04/01/28)	8,500	10,452,875
Series A, 5.00%, 10/01/48 (Call 04/01/28)	13,965	17,065,230
Series A, 5.50%, 04/01/53 (Call 10/01/23)	1,500	1,702,365
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	2,152,980
Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,142,010
Series B, 5.00%, 04/01/53 (Call 10/01/23)	6,000	6,742,740
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	3,400	4,057,934
5.25%, 10/01/19	1,220	1,223,941
Series A, 5.00%, 10/01/34 (PR 10/01/20) (GTD)	1,520	1,583,673
Series A, 5.00%, 10/01/39 (PR 04/01/21) (GTD)	1,000	1,041,890
Series A, 5.25%, 10/01/21	1,115	1,211,291
Series A, 5.25%, 10/01/21 (ETM)	285	308,766
Harris County Toll Road Authority (The) RB
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,539,400
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,798,810
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	5,089,425
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	556,638
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	581,420
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,625,994
Houston Community College System GOL
4.00%, 02/15/43 (Call 02/15/23)	5,000	5,319,700
5.00%, 02/15/33 (Call 02/15/23)	2,000	2,225,760
5.00%, 02/15/36 (Call 02/15/20)	5,500	5,583,435
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,459,497
5.00%, 02/15/25 (PSF)	5,055	6,096,027
5.00%, 02/15/26 (PSF)	1,175	1,457,317

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 02/15/28 (Call 02/15/26) (PSF)	$1,000	$1,232,480
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,262,850
Series A, 5.00%, 02/15/20 (PSF)	13,970	14,214,894
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,782,845
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	6,126,900
Katy Independent School District GO, 4.00%, 02/15/48 (Call 02/15/28) (PSF)	13,650	15,433,918
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,366,990
Leander Independent School District GO
0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	16,490	5,291,806
5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,273,854
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,774,230
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,859,476
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	217,357
Lewisville Independent School District GO
5.00%, 08/15/25	2,535	3,091,838
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	4,940	5,720,866
Series A, 5.00%, 08/15/20 (PSF)	3,610	3,744,725
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,368,413
Lower Colorado River Authority RB
5.00%, 05/15/39 (Call 05/15/22)	4,950	5,392,530
5.00%, 05/15/40 (Call 05/15/20)	1,500	1,538,460
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,732,749
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,233,480
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,633,241
Series A, 5.00%, 05/15/35 (Call 05/15/20)	2,000	2,053,560
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/36 (Call 11/01/21)	1,000	1,076,870
Series A, 5.00%, 11/01/41 (Call 11/01/21)	1,000	1,073,320
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	756,900
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	678,162
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	1,000	1,113,570
North Texas Tollway Authority RB
0.00%, 01/01/33 (AGC)(a)	3,450	2,588,811
0.00%, 01/01/37 (AGC)(a)	3,250	2,148,445
0.00%, 09/01/43 (PR 09/01/31)(a)	500	639,040
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,702,740
5.00%, 01/01/25 (Call 01/01/24)	1,500	1,738,500
5.00%, 01/01/28 (Call 01/01/26)	1,500	1,833,690
5.00%, 01/01/35 (Call 01/01/27)	1,900	2,326,398
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,205,400
6.00%, 01/01/34 (PR 01/01/21)	1,000	1,063,990
6.00%, 01/01/43 (PR 01/01/21)	250	265,998
Series A, 4.00%, 01/01/36 (Call 01/01/29)	6,300	7,323,813
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	5,996,135
Series A, 4.00%, 01/01/37 (Call 01/01/29)	5,000	5,776,150
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	4,079,491
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	2,270,060
Series A, 5.00%, 01/01/20	2,120	2,146,924
Series A, 5.00%, 01/01/22	5,600	6,102,096
Series A, 5.00%, 01/01/23	5,375	6,055,744
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	562,805
Series A, 5.00%, 01/01/25 (Call 01/01/24)	1,000	1,159,000
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,510,263
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,375	5,068,919
Series A, 5.00%, 01/01/27 (Call 01/01/24)	7,465	8,640,812

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 01/01/30 (Call 01/01/26)	$8,375	$10,148,825
Series A, 5.00%, 01/01/32 (Call 01/01/25)	7,000	8,213,100
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,344,980
Series A, 5.00%, 01/01/34	10,500	14,545,860
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,227,740
Series A, 5.00%, 01/01/35	1,000	1,398,270
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,222,960
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,116,740
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	9,806,870
Series A, 5.00%, 01/01/38 (Call 01/01/29)	2,000	2,534,500
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,958,600
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	3,090,375
Series A, 5.00%, 01/01/43 (Call 01/01/28)	5,550	6,775,551
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	7,394,115
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,520	2,736,796
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	828,776
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	815,150
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	561,235
Series B, 5.00%, 01/01/26	1,250	1,531,363
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	168,371
Series B, 5.00%, 01/01/27	2,500	3,138,850
Series B, 5.00%, 01/01/28	3,850	4,938,356
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	177,600
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,292,640
Series B, 5.00%, 01/01/31 (Call 01/01/26)	200	240,168
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,562,630
Series B, 5.00%, 01/01/38 (Call 01/01/21)	1,000	1,048,380
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	8,369,025
Series B, 5.00%, 01/01/42 (Call 01/01/22)	6,850	7,400,329
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	2,097,428
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	2,081,450
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	693,980
Series D, 0.00%, 01/01/31 (AGC)(a)	965	769,124
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	2,110,127
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	753,347
Series D, 5.00%, 09/01/29 (PR 09/01/22)	1,055	1,135,402
Series D, 5.00%, 09/01/30 (PR 09/01/22)	1,175	1,264,547
Series D, 5.00%, 09/01/32 (PR 09/01/21)	6,795	7,312,847
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,413,438
Permanent University Fund — University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	4,030	4,532,944
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,812,223
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,183,100
Plano Independent School District GO
Series B, 5.00%, 02/15/20 (PSF)	3,000	3,052,980
Series B, 5.00%, 02/15/21 (PSF)	4,000	4,226,920
Richardson Independent School District GO
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	2,317,986
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	8,253,491
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	2,500	2,926,425
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	7,082,460
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,604,790
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,964,716
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	365	401,635
5.00%, 05/15/27 (PR 05/15/22)	635	701,167

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 05/15/48 (Call 05/15/28)	$10,720	$13,194,498
Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	1,200	1,222,596
Series C, 5.00%, 05/15/33 (Call 11/15/26)	9,500	11,724,995
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,501,954
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,220	1,463,268
San Jacinto College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	1,160	1,440,302
State of Texas GO
4.00%, 08/27/20	20,000	20,554,200
4.00%, 10/01/31 (Call 04/01/24)	2,500	2,782,000
4.00%, 10/01/33 (Call 04/01/24)	1,200	1,330,428
5.00%, 04/01/20	5,830	5,962,982
5.00%, 10/01/20	6,500	6,776,575
5.00%, 04/01/22	5,360	5,891,390
5.00%, 10/01/22	1,000	1,117,980
5.00%, 04/01/23	2,900	3,296,459
5.00%, 04/01/24	5,000	5,869,400
5.00%, 10/01/24 (Call 04/01/24)	4,500	5,282,235
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,974,156
5.00%, 10/01/26 (Call 10/01/25)	9,740	11,926,435
5.00%, 04/01/27 (Call 04/01/24)	2,000	2,343,900
5.00%, 10/01/27 (Call 04/01/24)	4,000	4,686,120
5.00%, 10/01/27 (Call 10/01/25)	2,000	2,445,120
5.00%, 04/01/28 (Call 04/01/22)	2,000	2,193,980
5.00%, 04/01/28 (Call 04/01/24)	2,000	2,341,960
5.00%, 10/01/31 (Call 10/01/25)	1,000	1,212,640
5.00%, 10/01/31 (Call 10/01/27)	6,755	8,586,010
5.00%, 10/01/33 (Call 10/01/27)	7,800	9,868,248
5.00%, 04/01/35 (Call 04/01/24)	1,660	1,927,509
5.00%, 04/01/36 (Call 04/01/22)	1,500	1,635,480
5.00%, 04/01/36 (Call 04/01/24)	1,000	1,159,310
5.00%, 10/01/36 (Call 10/01/25)	6,055	7,287,980
5.00%, 04/01/42 (Call 04/01/22)	3,000	3,263,790
5.00%, 04/01/44 (Call 04/01/26)	2,045	2,444,757
5.00%, 04/01/46 (Call 04/01/26)	3,780	4,509,464
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,249,360
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,179,120
Series A, 5.00%, 10/01/21	2,850	3,077,858
Series A, 5.00%, 10/01/22	3,675	4,108,576
Series A, 5.00%, 10/01/23	1,000	1,155,330
Series A, 5.00%, 10/01/24	5,550	6,617,265
Series A, 5.00%, 10/01/26 (Call 10/01/24)	1,000	1,191,870
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,944,800
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,546,880
Series A, 5.00%, 10/01/44 (Call 10/01/24)	13,650	15,918,903
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	7,385,576
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,185,060
Tarrant Regional Water District RB
5.00%, 03/01/37 (Call 03/01/22)	3,000	3,287,490
5.00%, 03/01/42 (Call 03/01/22)	3,000	3,275,490
Texas A&M University RB, Series E, 5.00%, 05/15/25	2,600	3,160,768
Texas State University System RB
Series A, 5.00%, 03/15/21	1,000	1,059,660
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,550	8,261,384
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,366,051
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	2,079,788
Texas Transportation Commission State Highway Fund RB 5.00%, 10/01/19	2,915	2,923,658

Security	Par (000)	Value

Texas (continued)
5.00%, 04/01/20	$5,525	$5,651,025
5.00%, 10/01/20	5,500	5,734,025
5.00%, 10/01/21	5,300	5,732,851
5.00%, 10/01/22	2,025	2,267,170
5.00%, 04/01/24	3,465	4,069,157
5.00%, 04/01/25 (Call 04/01/24)	1,150	1,349,836
5.00%, 10/01/26	2,905	3,669,131
Series A, 5.00%, 10/01/19	1,500	1,504,455
Series A, 5.00%, 04/01/21	2,080	2,209,334
Series A, 5.00%, 10/01/21	16,990	18,377,573
Series A, 5.00%, 04/01/22	4,550	5,007,184
Series A, 5.00%, 04/01/23	11,000	12,512,170
Series A, 5.00%, 10/01/24	6,525	7,783,346
Series A, 5.00%, 10/01/26	2,320	2,930,253
Texas Water Development Board RB
4.00%, 10/15/34 (Call 10/15/28)	5,000	5,867,150
4.00%, 10/15/35 (Call 10/15/27)	2,500	2,887,650
4.00%, 10/15/43 (Call 10/15/28)	7,000	7,989,660
5.00%, 04/15/30 (Call 10/15/28)	1,000	1,308,840
5.00%, 10/15/30 (Call 10/15/25)	1,000	1,217,510
5.00%, 10/15/32 (Call 10/15/28)	8,315	10,776,739
5.00%, 10/15/43 (Call 04/15/28)	13,250	16,471,472
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	4,028,944
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,328,680
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,392,190
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,160,730
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,471,510
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	4,880,128
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	5,384,679
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	4,212,171
Series A, 5.00%, 04/15/24	5,500	6,458,760
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,284,010
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,213,840
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,269,520
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	1,063,052
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	3,068,925
Series B, 5.00%, 10/15/38 (Call 10/15/28)	4,250	5,392,357
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,553,280
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,780,192
University of Texas System (The) RB
4.00%, 08/15/42 (Call 08/15/24)	1,205	1,317,607
5.00%, 08/15/25	2,500	3,058,800
5.00%, 08/15/26	1,750	2,201,798
Series A, 5.00%, 08/15/22	5,315	5,923,089
Series A, 5.00%, 08/15/23	10,000	11,522,600
Series A, 5.00%, 08/15/34 (Call 08/15/29)	3,900	5,135,910
Series B, 5.00%, 08/15/21	2,445	2,631,627
Series B, 5.00%, 08/15/25	2,500	3,058,800
Series B, 5.00%, 08/15/26	4,000	5,032,680
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,098,480
Series B, 5.00%, 08/15/49	5,000	8,034,100
Series C, 5.00%, 08/15/20	1,355	1,405,704
Series D, 5.00%, 08/15/21	600	645,798
Series D, 5.00%, 08/15/24	2,200	2,613,908
Series D, 5.00%, 08/15/25	3,910	4,783,963
Series E, 5.00%, 08/15/26	8,335	10,486,847
Series E, 5.00%, 08/15/27	1,805	2,317,891
Series F, 5.00%, 08/15/47	2,000	3,181,160

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series I, 5.00%, 08/15/21	$2,815	$3,029,869
Series I, 5.00%, 08/15/23	7,430	8,561,292
Series J, 5.00%, 08/15/25	1,600	1,957,632
Series J, 5.00%, 08/15/26	2,000	2,516,340
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,519,856

		1,341,960,457

Utah — 0.6%
Salt Lake City Corp. Airport Revenue RB
5.00%, 07/01/48 (Call 07/01/28)	2,000	2,458,380
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	4,398,567
State of Utah GO
5.00%, 07/01/22	3,000	3,331,890
5.00%, 07/01/23	1,500	1,724,520
5.00%, 07/01/24	3,925	4,659,917
5.00%, 07/01/25 (Call 01/01/25)	2,000	2,410,840
5.00%, 07/01/26	5,140	6,468,587
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	5,000	5,358,850
Series A, 4.00%, 07/01/21	1,600	1,686,272
Series A, 5.00%, 07/01/20	2,380	2,457,992
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,040	1,114,641
Series A, 5.00%, 07/01/26 (PR 07/01/21)	1,830	1,961,339
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/24) (SAP)	18,000	20,730,420
Utah Transit Authority RB
5.00%, 06/15/42 (Call 06/15/22)	7,075	7,692,860
5.00%, 06/15/42 (PR 06/15/22)	600	663,546
Series A, 5.00%, 06/15/24	5,500	6,514,915
Series A, 5.00%, 06/15/25	3,520	4,287,677
Series A, 5.00%, 06/15/26 (Call 06/15/25)	3,440	4,175,885
Series A, 5.00%, 06/15/38 (Call 06/15/25)	5,500	6,521,955

		88,619,053

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,183,170

Virginia — 1.6%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	2,400	2,750,712
5.00%, 07/01/46 (Call 07/01/26)	7,000	8,137,990
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,603,240
City of Richmond VA Public Utility RB, Series A, 5.00%, 01/15/43 (Call 01/15/23)	2,000	2,242,320
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/30 (Call 01/15/26)	1,000	1,227,150
City of Richmond VA RB
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,457,997
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,463,720
Commonwealth of Virginia GO
5.00%, 06/01/27 (Call 06/01/25) (SAW)	1,250	1,523,963
Series B, 5.00%, 06/01/21	5,000	5,343,500
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,668,730
County of Arlington VA GO, Series A, 5.00%, 08/01/22 (SAW)	1,075	1,198,367
County of Fairfax VA GO
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,535	8,890,471
Series B, 5.00%, 10/01/22 (SAW)	2,500	2,798,975
Series B, 5.00%, 04/01/23 (SAW)	7,315	8,328,859
Series B, 5.00%, 10/01/24 (SAW)	3,550	4,244,309
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	4,500	4,528,395

Security	Par (000)	Value

Virginia (continued)
Hampton Roads Transportation Accountability Commission RB
5.00%, 07/01/48 (Call 01/01/28)	$5,000	$6,163,750
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	10,084,379
University of Virginia RB
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,000	1,133,290
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	3,000	3,544,140
Series B, 5.00%, 08/01/21	3,730	4,009,079
Upper Occoquan Sewage Authority RB, Series A, 5.15%, 07/01/20 (NPFGC)	220	227,071
Virginia College Building Authority RB
3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,910,567
5.00%, 02/01/28	1,000	1,297,920
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	5,330,700
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,347,610
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,788,114
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,549,216
Series E, 5.00%, 02/01/23	3,000	3,392,520
Series E, 5.00%, 02/01/25	2,500	3,012,750
Series E, 5.00%, 02/01/26	5,000	6,201,650
Series E, 5.00%, 02/01/29 (Call 02/01/28)	7,000	9,084,460
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,695	2,188,940
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,316,797
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29 (PR 11/15/21) (SAP)	1,000	1,050,000
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,657,725
4.00%, 05/15/42 (Call 05/15/27)	8,920	10,064,258
5.00%, 09/15/23	1,000	1,157,970
5.00%, 03/15/24	5,000	5,870,850
5.00%, 05/15/26	2,275	2,847,822
5.00%, 05/15/27 (PR 05/15/21) (SAP)	500	533,390
5.00%, 05/15/28 (PR 05/15/23)	1,000	1,105,610
5.00%, 05/15/33 (PR 11/15/21) (SAP)	2,275	2,426,924
5.00%, 05/15/34 (PR 05/15/21) (SAP)	3,000	3,200,340
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,166,110
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,797,505
Series A, 5.00%, 05/15/23	3,650	4,179,907
Series A, 5.00%, 05/15/24	5,000	5,902,000
Series A, 5.00%, 05/15/27	2,000	2,563,940
Series A, 5.00%, 05/15/28 (Call 11/15/27)	3,000	3,882,630
Series A, 5.00%, 05/15/33 (Call 11/15/27)	1,275	1,618,166
Virginia Public Building Authority RB
5.00%, 08/01/27	5,000	6,450,000
Series A, 5.00%, 08/01/28 (Call 08/01/27)	2,980	3,827,601
Series B, 5.00%, 08/01/23	3,320	3,816,506
Series B, 5.00%, 08/01/25	1,910	2,339,120
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,000	2,053,740
5.00%, 08/01/20	8,990	9,312,561
5.00%, 08/01/22 (SAW)	3,000	3,339,690
5.00%, 08/01/23 (Call 08/01/22) (SAW)	2,500	2,786,900
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,853,436

		226,796,352

Washington — 2.7%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/35 (Call 11/01/25)	1,610	1,939,422
Series S-1, 5.00%, 11/01/31 (Call 11/01/25)	1,250	1,515,737
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	2,000	2,404,260
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	13,840	16,474,306
Series S-1-GREEN, 5.00%, 11/01/46	3,170	4,875,809

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 4.00%, 05/01/45 (Call 05/01/25)	$1,765	$1,922,438
Series A, 5.25%, 02/01/36 (PR 02/01/21)	1,200	1,270,788
Series B, 5.00%, 02/01/21 (Call 02/01/20)	345	350,579
Series B, 5.00%, 02/01/21 (PR 02/01/20)	155	157,441
Series B, 5.00%, 02/01/22 (Call 02/01/20)	750	762,060
Series B, 5.00%, 02/01/22 (PR 02/01/20)	250	253,937
Series B, 5.00%, 02/01/24 (Call 02/01/20)	405	411,464
Series B, 5.00%, 02/01/24 (PR 02/01/20)	95	96,496
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,497,563
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,067,880
Series A, 5.00%, 01/01/38 (Call 07/01/23)	1,000	1,118,880
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (Call 01/01/25)	2,000	2,328,440
5.00%, 01/01/45 (PR 07/01/20)	1,000	1,032,285
5.00%, 01/01/50 (PR 07/01/20)	10,995	11,349,029
5.00%, 01/01/52 (Call 01/01/22)	4,000	4,278,400
5.13%, 01/01/41 (PR 01/01/21)	500	526,472
Series B, 5.00%, 07/01/39 (Call 07/01/23)	3,000	3,368,460
Series B, 5.00%, 01/01/41 (PR 01/01/21)	1,330	1,398,249
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,581,430
Energy Northwest RB
4.00%, 07/01/38 (Call 07/01/25)	2,000	2,208,360
5.00%, 07/01/23	5,000	5,736,200
5.00%, 07/01/25	6,000	7,318,260
5.00%, 07/01/26	3,000	3,753,000
5.00%, 07/01/26 (Call 07/01/22)	2,205	2,441,773
5.00%, 07/01/30 (Call 07/01/24)	2,500	2,931,525
5.00%, 07/01/31 (Call 07/01/28)	1,050	1,355,854
5.00%, 07/01/34 (Call 07/01/25)	2,000	2,390,940
5.00%, 07/01/36 (Call 07/01/29)	2,000	2,592,220
5.00%, 07/01/38 (Call 07/01/25)	6,465	7,666,650
Sereis A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,578,980
Series A, 5.00%, 07/01/21	2,000	2,143,160
Series A, 5.00%, 07/01/22	3,675	4,079,397
Series A, 5.00%, 07/01/22 (Call 07/01/21)	565	605,448
Series A, 5.00%, 07/01/23	1,000	1,147,240
Series A, 5.00%, 07/01/23 (Call 07/01/21)	2,100	2,249,142
Series A, 5.00%, 07/01/24	2,000	2,369,300
Series A, 5.00%, 07/01/27 (Call 07/01/20)	9,400	9,696,194
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,104,140
Series A, 5.00%, 07/01/28 (Call 07/01/27)	4,505	5,755,498
Series C, 5.00%, 07/01/25	2,000	2,439,420
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,369,320
Series C, 5.00%, 07/01/27	1,000	1,279,760
Series C, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,179,510
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	7,128,990
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,265,040
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,778,830
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (Call 12/01/25) (GTD)	2,000	2,384,420
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,653,015
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,199,865
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,183,770

Security	Par (000)	Value

Washington (continued)
Snohomish County School District No. 201 Snohomish GO, 4.00%, 12/01/28 (Call 12/01/20) (GTD)	$5,000	$5,169,250
State of Washington GO
5.00%, 07/01/24	11,260	13,321,706
5.00%, 07/01/24 (Call 07/01/22)	1,010	1,120,544
5.00%, 07/01/25 (Call 07/01/24)	1,500	1,774,470
5.00%, 07/01/26 (Call 07/01/24)	1,050	1,241,719
5.00%, 08/01/26	5,205	6,545,808
5.00%, 08/01/27	4,775	6,151,394
5.00%, 07/01/31 (Call 01/01/25)	2,240	2,662,688
5.00%, 07/01/32 (Call 01/01/25)	2,000	2,372,640
5.00%, 08/01/32 (Call 08/01/25)	2,500	3,014,350
5.00%, 08/01/33 (Call 08/01/27)	7,410	9,309,109
5.00%, 08/01/34 (PR 02/01/22)	5,450	5,858,859
5.00%, 02/01/42 (Call 02/01/27)	1,700	2,067,353
5.00%, 02/01/42 (Call 02/01/28)	1,000	1,237,790
5.00%, 08/01/42 (Call 08/01/27)	3,260	4,005,464
Series 2014-A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,700,895
Series 2017A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,635,143
Series A, 5.00%, 01/01/20	1,500	1,519,245
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,179,568
Series A, 5.00%, 08/01/35 (Call 08/01/21)	500	533,960
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,370,812
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	12,906,600
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,835,550
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,632,880
Series C, 5.00%, 02/01/39 (Call 02/01/28)	2,000	2,490,260
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,777,152
Series C, 5.00%, 06/01/41 (Call 06/01/21)	22,075	23,390,449
Series D, 5.00%, 02/01/34 (PR 02/01/23)	1,000	1,094,440
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	9,393,948
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	1,033,470
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	3,081,186
Series R, 5.00%, 07/01/20	1,090	1,125,447
Series R, 5.00%, 07/01/21	1,425	1,526,731
Series R, 5.00%, 07/01/23	1,285	1,473,163
Series R-2011A, 5.00%, 01/01/21	1,000	1,052,100
Series R-2012C, 5.00%, 07/01/24 (Call 07/01/22)	3,750	4,160,437
Series R-2012C, 5.00%, 07/01/25 (Call 07/01/22)	1,000	1,107,970
Series R-2012C, 5.00%, 07/01/26 (Call 07/01/22)	1,500	1,660,635
Series R-2015, 5.00%, 07/01/21	1,625	1,741,009
Series R-2015, 5.00%, 07/01/23	7,800	8,942,154
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,794,600
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	3,000	3,585,690
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	1,000	1,186,320
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,794,600
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,566,100
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	2,850	3,375,939
Series R-2017A, 5.00%, 08/01/22	1,000	1,112,920
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,812,553
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	5,000	6,130,300
Series R-2018C, 5.00%, 08/01/28 (Call 08/01/27)	1,500	1,924,035
Series R-2018C, 5.00%, 08/01/29 (Call 08/01/27)	2,200	2,804,362
Series R-2018D, 5.00%, 08/01/28 (Call 08/01/27)	1,100	1,410,959
Series R-2018D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,776,760
State of Washington RB
5.00%, 09/01/19	2,250	2,250,000
5.00%, 09/01/21	3,000	3,231,630
5.00%, 09/01/24 (Call 09/01/22)	4,720	5,260,582
5.00%, 09/01/24 (Call 09/01/23)	2,000	2,301,940

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series F, 5.00%, 09/01/20	$1,000	$1,038,660
Series F, 5.00%, 09/01/22	1,215	1,354,543
University of Washington RB, Series A, 5.00%, 07/01/41 (Call 07/01/22)	1,000	1,093,910
Washington State Convention Center Public Facilities District RB, 5.00%, 07/01/48 (Call 07/01/28)	6,425	7,822,502
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,386,019

		388,200,318

West Virginia — 0.1%
State of West Virginia GO, Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,500,880
West Virginia Economic Development Authority RB, Series A, 5.00%, 06/15/40 (PR 12/15/20)	1,270	1,308,671
West Virginia Parkways Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	3,500	4,342,800
West Virginia University RB, Series B, 5.00%, 10/01/36 (Call 10/01/21)	1,000	1,065,250

		9,217,601

Wisconsin — 0.9%
State of Wisconsin GO
5.00%, 11/01/25	1,375	1,694,385
5.00%, 11/01/26	2,475	3,134,340
5.00%, 05/01/27 (Call 11/01/24)	2,500	2,978,700
5.00%, 05/01/27 (Call 05/01/25)	1,000	1,209,980
5.00%, 11/01/27 (Call 05/01/27)	2,500	3,198,400
5.00%, 11/01/28 (Call 05/01/27)	2,500	3,188,700
5.00%, 11/01/29 (Call 05/01/26)	2,000	2,473,820
5.00%, 11/01/31 (Call 05/01/27)	8,530	10,741,061
5.00%, 05/01/38 (Call 05/01/25)	5,050	5,994,703
Series 1, 5.00%, 05/01/21	6,910	7,359,841
Series 1, 5.00%, 05/01/21 (ETM)	5	5,318
Series 1, 5.00%, 05/01/22	1,050	1,158,560
Series 1, 5.00%, 05/01/23	1,400	1,597,372
Series 1, 5.00%, 11/01/23	9,025	10,466,744
Series 1, 5.00%, 11/01/24	1,000	1,195,910
Series 2, 5.00%, 11/01/19	1,070	1,076,688
Series 2, 5.00%, 11/01/20	2,940	3,074,005
Series 2, 5.00%, 11/01/21	2,000	2,169,360
Series 2, 5.00%, 11/01/22	3,000	3,366,300
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	2,070	2,243,425
Series 2, 5.00%, 05/01/25 (Call 05/01/22)	1,025	1,129,263
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	15	16,520

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	$4,235	$5,418,090
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	4,020	4,678,597
Series 3, 5.00%, 11/01/22	5,175	5,806,867
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	1,000	1,275,480
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	1,500	1,896,825
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,476,129
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	810	1,016,056
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	7,579,931
Series B, 5.00%, 05/01/22 (PR 05/01/21)	1,500	1,596,615
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,814,250
State of Wisconsin RB, 5.00%, 05/01/22	3,000	3,310,170
Wisconsin Department of Transportation RB
5.00%, 07/01/36 (Call 07/01/28)	3,025	3,856,149
Series 1, 5.00%, 07/01/22	1,000	1,110,040
Series 1, 5.00%, 07/01/27	1,000	1,282,340
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,555,160
Series A, 5.00%, 07/01/20 (AGM)	2,000	2,065,540
Series I, 5.00%, 07/01/20 (NPFGC)	1,000	1,032,770
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,658,081

		124,902,485

Total Municipal Debt Obligations — 98.0% (Cost: $13,127,824,137)		13,890,906,239

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Liquidity Funds: MuniCash, 1.20%(d)(e)	166,588	166,604,809

Total Short-Term Investments — 1.2% (Cost: $166,607,882)		166,604,809

Total Investments in Securities — 99.2% (Cost: $13,294,432,019)		14,057,511,048

Other Assets, Less Liabilities — 0.8%		106,952,513

Net Assets — 100.0%		$14,164,463,561

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	95,219	71,369	166,588	$166,604,809	$857,484	$11,610		$(5,043)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® National Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$13,890,906,239	$—	$13,890,906,239
Money Market Funds	166,604,809	—	—	166,604,809

	$166,604,809	$13,890,906,239	$—	$14,057,511,048

See notes to financial statements.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 97.2%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$1,000	$1,181,990
Series A, 5.00%, 11/01/20	20	20,940
Series A, 5.00%, 11/01/21	1,115	1,211,916
Series A, 5.00%, 11/01/22	365	411,388
Series A, 5.00%, 11/01/23	200	232,838
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,110,951
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	115,534
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,311,930
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40 (PR 01/15/20)	125	127,404
6.38%, 07/15/43 (PR 01/15/20)	700	713,776
City of New York NY GO
Series 2015-1, 5.00%, 08/01/23	250	287,283
Series A, 5.00%, 08/01/21	500	537,510
Series A, 5.00%, 08/01/22	500	556,155
Series A, 5.00%, 08/01/23	400	459,652
Series A, 5.00%, 08/01/26	430	539,792
Series A, 5.00%, 08/01/26 (Call 02/01/24)	350	407,876
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	304,903
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,282,690
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	250	268,408
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	200	214,488
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	558,485
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	614,995
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	606,410
Series B, 5.00%, 08/01/20	100	103,598
Series B, 5.00%, 08/01/22	845	939,902
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	700,284
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	302,393
Series C, 5.00%, 08/01/20	500	517,990
Series C, 5.00%, 08/01/21 (Call 09/30/19)	300	300,873
Series C, 5.00%, 08/01/22	475	528,347
Series C, 5.00%, 08/01/23	500	574,565
Series C, 5.00%, 08/01/26	1,000	1,255,330
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,000	1,240,310
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	615,930
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	816,325
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	296,080
Series D, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,153,420
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	639,025
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	500	539,440
Series E, 5.00%, 08/01/23	740	850,356
Series E, 5.00%, 08/01/24	470	557,255
Series E, 5.00%, 08/01/26	500	627,665
Series E, 5.00%, 08/01/27 (Call 09/30/19)	355	356,015
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,288,990
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	457,412
Series F, 5.00%, 08/01/21	240	258,005
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	273,205
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	396,396
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	594,650
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	562,935
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	616,000
Series F-3, 5.00%, 12/01/25	500	616,580
Series G-1, 5.00%, 04/01/22	500	549,835
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,098,330
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	274,583

Security	Par (000)	Value

New York (continued)
Series I, 5.00%, 08/01/23 (Call 08/01/22)	$1,000	$1,113,230
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	805,323
Series J, 5.00%, 08/01/21	600	645,012
Series J, 5.00%, 08/01/23	1,000	1,149,130
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,302,477
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	618,613
City of Rochester NY GOL, 4.00%, 02/15/21	1,000	1,044,170
City of Yonkers NY GOL
Series A, 5.00%, 09/01/20 (AGM)	1,000	1,039,780
Series C, 5.00%, 10/01/23 (BAM)	335	388,928
County of Albany NY GOL, 5.00%, 04/01/22	1,000	1,102,900
County of Monroe NY GOL
5.00%, 06/01/20 (BAM)	1,000	1,029,320
Series B, 5.00%, 06/01/26 (AGM)	250	311,495
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	544,470
Series B, 5.00%, 10/01/24	1,000	1,187,410
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,270,090
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	556,415
Series C, 5.00%, 10/01/21	500	540,085
Series C, 5.00%, 10/01/27	975	1,240,297
County of Rockland NY GOL, Series A, 5.00%, 03/01/22 (AGM)	1,000	1,096,510
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24) .	2,575	2,993,437
County of Westchester NY GOL
Series A, 5.00%, 12/01/20	100	105,139
Series A, 5.00%, 01/01/22	600	657,144
Series A, 5.00%, 07/01/23	305	352,519
Series A, 5.00%, 12/01/24	1,000	1,212,050
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	913,230
Erie County Fiscal Stability Authority RB
Series A, 5.00%, 05/15/21	670	716,980
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	557,963
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	243,665
Series A, 5.00%, 05/01/21 (SAW)	100	106,835
Series A, 5.00%, 05/01/23 (SAW)	500	573,400
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	876,090
Hudson Yards Infrastructure Corp. RB
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	480	507,571
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	20	21,242
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	385	409,336
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	615	657,601
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,217,609
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,351,236
Series A, 5.00%, 02/15/23	375	426,251
Series A, 5.00%, 02/15/26	200	249,888
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	511,588
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	126,243
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	626,445
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,744,008
Series A, 5.00%, 02/15/37 (Call 02/15/27)	1,170	1,446,459
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	616,200
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	245,806
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	244,036
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	789,548
Long Island Power Authority RB
5.00%, 09/01/21	200	215,606

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 09/01/31 (Call 09/01/27)	$1,000	$1,264,380
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,760,878
5.00%, 09/01/38 (Call 09/01/28)	250	314,105
5.00%, 09/01/42 (Call 09/01/27)	2,420	2,968,348
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	886,462
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	291,253
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,066,980
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,713,023
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	277,800
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,195,606
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	600,900
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	850	667,173
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	281,650
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	495,804
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	367,222
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	544,840
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,549,583
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	394,758
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,180,990
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	238,758
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	625,285
Series B, 5.00%, 11/15/22	600	671,928
Series B, 5.00%, 11/15/24	500	594,215
Series B, 5.00%, 11/15/25	250	305,558
Series B, 5.00%, 11/15/26	625	780,481
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,000	2,501,140
Series B, 5.00%, 11/15/34 (PR 11/15/19)	650	655,187
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,500	1,819,245
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	454,864
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,257,630
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	758,457
Series C, 5.00%, 11/15/22	260	291,169
Series C, 5.00%, 11/15/22 (ETM)	150	169,440
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	628,505
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	305,311
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	254,160
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,337,544
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,304,100
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	454,904
Series C-1, 5.00%, 11/15/25	200	244,446
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	417,424
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,507,824
Series C-2, 0.00%, 11/15/27(a)	1,000	858,740
Series C-2, 0.00%, 11/15/29(a)	1,000	809,760
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(b)(c)	150	153,686
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	250	254,018
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	267,065
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,402,762
Series D, 5.00%, 11/15/19	690	695,244
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,375,312
Series D, 5.00%, 11/15/27 (Call 11/15/19)	270	272,009
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	558,020
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	993,534
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	619,165
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,064,552
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	283,245
Series D, 5.25%, 11/15/28 (PR 11/15/20)	700	736,253
Series D-1, 5.00%, 11/01/22	250	279,613
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	1,040,544

Security	Par (000)	Value

New York (continued)
Series E, 4.00%, 11/15/38 (Call 11/15/22)	$105	$111,092
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	99,878
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	593,040
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	279,083
Monroe County Industrial Development Corp./NY RB, Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,740,340
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,120,200
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,670	1,885,931
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/20	100	104,387
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	476,822
New York City Industrial Development Agency RB
4.50%, 03/01/39 (Call 09/30/19) (FGIC)	270	270,440
5.00%, 03/01/31 (Call 09/30/19) (FGIC)	210	211,594
5.00%, 03/01/36 (Call 09/30/19) (NPFGC)	275	275,710
5.00%, 03/01/46 (Call 09/30/19) (FGIC)	455	467,967
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	374,874
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	449,001
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	495,214
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	668,086
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	593,030
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	576,810
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	431,410
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	643,710
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	643,710
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/32 (Call 05/01/26)	500	613,525
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,203,390
Series A, 5.00%, 11/01/21	500	542,340
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	433,512
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	401,306
Series A-1, 5.00%, 05/01/21	1,000	1,065,440
Series A-1, 5.00%, 08/01/24	500	593,875
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	400,969
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	381,579
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,195,580
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,265,530
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	456,728
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,241,080
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	453,252
Series B, 5.00%, 11/01/19	400	402,512
Series B, 5.00%, 11/01/20	350	366,037
Series B, 5.00%, 11/01/20 (Call 11/01/19)	125	125,785
Series B, 5.00%, 11/01/20 (PR 11/01/19)	50	50,317
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	560,220
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	307,909
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,350	1,532,290
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	613,430
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	590,850
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	245,024
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,252,070
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,270,910
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	500	602,635
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,739,835

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	$500	$605,000
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,212,460
Series C, 5.00%, 11/01/21	500	542,340
Series C, 5.00%, 11/01/24	950	1,137,169
Series C, 5.00%, 11/01/25 (Call 05/01/25)	500	608,835
Series C, 5.00%, 11/01/26	115	145,636
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	557,170
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	614,635
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,269,120
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	449,027
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	260,530
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,170,860
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,737,825
Series C-1, 5.00%, 05/01/23	500	570,490
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	500	639,975
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,237,084
Series D, 5.00%, 11/01/23 (Call 05/01/20)	250	256,525
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	163,570
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	263,750
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	316,281
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	526,485
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	122,511
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	925,965
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	606,000
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,851,900
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	245,020
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	599,445
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,639,288
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	270,968
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,687,125
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,259,160
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,447,321
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,234,690
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	733,121
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	365,843
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,299,250
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	643,540
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	641,515
New York City Water &Sewer System RB
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,682,640
Series AA, 5.00%, 06/15/24	200	237,524
Series AA, 5.00%, 06/15/27	1,000	1,292,190
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	449,799
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	160,643
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	427,664
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	628,233
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	541,380
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	220,206
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	588,905
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	511,998
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	761,387
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,355,074
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	630,600
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	935	1,012,231
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	179,961
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	418,026
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	379,111
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	289,015
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,157,460

Security	Par (000)	Value

New York (continued)
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	$600	$655,206
Series DD, 5.00%, 06/15/21	500	535,940
Series DD, 5.00%, 06/15/22	500	556,070
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	564,570
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	320,818
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	500	591,565
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	234,338
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	577,053
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,140	2,504,635
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	583,145
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,820,655
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	553,500
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	620,960
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	374,211
Series EE, 5.38%, 06/15/43 (Call 12/15/20)	40	42,124
Series EE, 5.38%, 06/15/43 (PR 12/15/20)	85	89,729
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	527,445
Series FF, 5.00%, 06/15/25 (Call 06/15/20)	200	206,202
Series FF, 5.00%, 06/15/25 (PR 06/15/20)	300	309,327
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,375,125
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	2,570	3,232,623
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	25	26,742
Series GG, 5.00%, 06/15/26 (PR 06/15/21)	235	251,673
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	597,340
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	299,866
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	802,260
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	171,395
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	298,558
Series A, 0.00%, 11/15/48(a)	500	223,100
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	600,095
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	1,270	1,379,106
5.25%, 12/15/43 (Call 12/15/21) (GOI)	740	809,212
5.75%, 11/15/51 (Call 11/15/21)	90	98,915
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/20	1,500	1,535,355
Series A, 5.00%, 04/01/21	675	718,403
New York Municipal Bond Bank Agency RB
Series A, 5.00%, 12/01/19 (SAW)	50	50,502
Series A, 5.00%, 12/01/21 (SAW)	1,020	1,111,321
New York Power Authority (The) RB
Series A, 4.50%, 11/15/47 (Call 09/30/19) (NPFGC)	355	355,770
Series A, 5.00%, 11/15/22	725	818,742
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	2,910	3,142,247
Series C, 5.00%, 11/15/20 (Call 09/30/19) (NPFGC)	1,090	1,093,303
Series C, 5.00%, 11/15/21 (Call 09/30/19) (NPFGC)	350	351,057
New York State Dormitory Authority RB
Series 1, 5.50%, 07/01/40 (AMBAC)	400	594,872
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	564,085
Series A, 5.00%, 03/15/20	800	816,848
Series A, 5.00%, 10/01/20	220	229,676
Series A, 5.00%, 12/15/20	150	157,593
Series A, 5.00%, 03/15/21	825	874,863
Series A, 5.00%, 02/15/24	1,000	1,169,630
Series A, 5.00%, 03/15/24	500	587,330
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	282,113
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,128,100
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	414,040
Series A, 5.00%, 07/01/26	1,000	1,254,730

S C H E D U L E S O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/01/26	$255	$326,867
Series A, 5.00%, 10/01/27	500	656,985
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	409,931
Series A, 5.00%, 10/01/28	500	673,320
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	646,478
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,166,109
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	831,330
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	479,788
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	560,435
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,198,720
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	395,175
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	382,041
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,295,200
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	595,075
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,577,740
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	613,830
Series A, 5.00%, 03/15/36 (Call 03/15/29)	2,000	2,563,900
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,279,840
Series A, 5.00%, 07/01/37 (Call 07/01/22)	760	836,107
Series A, 5.00%, 03/15/38 (Call 03/15/23)	500	564,540
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,269,690
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	604,275
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,265,470
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	427,077
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	298,148
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	529,740
Series A, 5.00%, 02/15/43 (Call 02/15/23)	500	562,375
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,162,463
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	572,830
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	127,574
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	116,167
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	297,060
Series A, 5.00%, 10/01/47	300	481,011
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	615,950
Series A, 5.00%, 10/01/48	500	806,740
Series A-2, 5.00%, 10/01/46	225	358,121
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	867,830
Series B, 5.00%, 10/01/22	125	140,596
Series B, 5.00%, 10/01/24	190	228,935
Series B, 5.00%, 02/15/26	1,970	2,446,228
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,196,150
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	950,947
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,147,366
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	596,175
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,251,270
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	480,264
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	545,465
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	619,270
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	588,100
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	637,595
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,276,849
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,222,020
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	232,965
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	264,535
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	577,480
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,259,960
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	625,505
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	530,195
Series C, 5.50%, 07/01/23 (NPFGC)	200	226,090
Series D, 5.00%, 02/15/23	200	226,462

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/15/25	$1,400	$1,689,156
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	250,858
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,173,160
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	325,260
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	270,980
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	465,480
Series E, 5.00%, 03/15/20	440	449,266
Series E, 5.00%, 05/15/20	520	534,591
Series E, 5.00%, 02/15/23	500	566,155
Series E, 5.00%, 02/15/24	1,000	1,169,630
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,216,010
Series E, 6.13%, 01/01/31 (Call 09/30/19)	5	5,019
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	444,236
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/26 (Call 06/15/22)	420	453,709
Series A, 5.00%, 06/15/20	2,065	2,129,531
Series A, 5.00%, 06/15/22	375	416,175
Series A, 5.00%, 06/15/23	250	287,095
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	711,021
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	708,966
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	359,346
Series A, 5.00%, 06/15/34 (Call 09/30/19)	180	180,484
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	251,496
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,216,990
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	1,023,969
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,529,760
Series A, 5.13%, 06/15/38 (Call 09/30/19)	120	120,341
Series B, 5.00%, 06/15/20	350	360,937
Series B, 5.00%, 05/15/21	1,000	1,067,660
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	534,455
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	96,057
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,256,360
Series D, 5.00%, 06/15/22	520	577,096
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,224,990
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	530	580,838
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,642,680
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	212,318
New York State Thruway Authority RB
5.00%, 01/01/24	500	585,080
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	639,229
Series A, 5.00%, 03/15/20	230	234,844
Series A, 5.00%, 03/15/21	250	265,110
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	88,459
Series A, 5.00%, 03/15/23	1,000	1,136,550
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	270,040
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	260,015
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	121,693
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	591,895
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	704,460
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,276,359
Series B, 5.50%, 04/01/20 (AMBAC)	260	266,599
Series I, 5.00%, 01/01/37 (Call 01/01/22)	300	325,455
Series I, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,082,730
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	150,861
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	115,956
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,283,427
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	555,094
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	297,105

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series K, 5.00%, 01/01/32 (Call 01/01/25)	$340	$402,931
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	576,990
Series L, 5.00%, 01/01/21	250	262,923
Series L, 5.00%, 01/01/25	200	241,328
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	1,022,755
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/22	545	598,693
Series A, 5.00%, 03/15/23	1,570	1,783,803
Series A, 5.00%, 03/15/24	1,295	1,519,929
Series A, 5.00%, 03/15/25	350	423,776
Series A, 5.00%, 03/15/26	500	623,030
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	192,662
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	915,082
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	264,890
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	489,624
Series A, 5.00%, 03/15/32 (Call 03/15/26)	600	732,264
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	624,985
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	422,320
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	242,098
Series A-1, 5.00%, 03/15/21	450	477,198
Series A-1, 5.00%, 03/15/22	400	439,408
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	568,085
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	590,424
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	268,250
Series C, 4.00%, 03/15/47 (Call 09/15/27)	500	566,145
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	795,319
Series C, 5.00%, 03/15/27	285	363,996
Series C, 5.00%, 03/15/39 (Call 09/15/27)	500	617,710
Series D, 5.00%, 03/15/22	1,050	1,153,446
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,136,170
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	113,580
Series E-B, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,504,445
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	442,108
4.00%, 09/01/43 (Call 09/01/28)	750	862,132
4.00%, 06/15/44 (Call 06/15/24)	250	275,153
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,161,200
5.00%, 07/15/24	125	148,524
5.00%, 11/15/25	100	123,702
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,321,830
5.00%, 09/01/34 (Call 09/01/24) (GOI)	250	294,410
5.00%, 07/15/35 (Call 07/15/28)	500	639,635
5.00%, 09/01/36 (Call 09/01/24) (GOI)	400	468,588
Series 116, 4.00%, 09/15/31 (Call 09/16/19)	500	500,500
Series 116, 4.50%, 09/15/39 (Call 09/16/19) (GOI)	475	475,556
Series 116, 5.00%, 09/15/36 (Call 09/16/19) (GOI)	200	200,266
Series 116, 5.00%, 01/15/41 (Call 01/15/21) (GOI)	250	262,393
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	275	284,240
Series 173, 4.00%, 12/01/31 (Call 06/01/22) (GOI)	250	267,915
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	182,046
Series 179, 5.00%, 12/01/21	795	865,246
Series 190, 5.00%, 05/01/33 (Call 05/01/20)	250	256,375
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,229,070
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	606,855
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	596,810
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,210,630
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	607,315
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	750	912,697
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	600,610
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	405	502,228

Security	Par (000)	Value

New York (continued)
Series 5, 5.38%, 03/01/28 (GOI)	$500	$602,950
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	1,935	1,943,978
Series A, 5.00%, 10/15/20	1,535	1,604,582
Series A, 5.00%, 10/15/21	900	976,842
Series A, 5.00%, 10/15/22	475	535,472
Series A, 5.00%, 10/15/23	300	349,536
Series A, 5.00%, 10/15/24	1,750	2,108,365
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,020	1,218,727
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,867,142
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,641,183
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	214,406
Series A, 5.00%, 03/01/21	810	860,471
Series A, 5.00%, 03/15/21	375	398,970
Series A, 5.00%, 02/15/22	500	548,810
Series A, 5.00%, 02/15/22 (Call 02/15/21)	100	105,978
Series A, 5.00%, 02/15/23	100	113,813
Series A, 5.00%, 03/01/23	1,000	1,139,880
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	419,843
Series A, 5.00%, 02/15/34 (Call 09/30/19)	475	476,354
Series A, 5.00%, 02/15/39 (Call 09/30/19)	450	451,269
Series C, 5.00%, 04/15/22	1,000	1,104,150
Series E, 4.25%, 12/15/41 (Call 12/15/21)	3,000	3,191,850
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,145,760
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	563,795
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	4,008,795
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	17,898
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	589,830
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	637,075
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	164,904
Town of Brookhaven NY GOL
4.00%, 03/15/28 (Call 03/15/24)	250	283,250
5.00%, 03/15/22	100	110,408
Town of Hempstead NY GOL, Series A, 5.00%, 06/15/22	1,950	2,164,110
Triborough Bridge & Tunnel Authority RB
Series A, 0.00%, 11/15/30(a)	445	349,672
Series A, 0.00%, 11/15/32(a)	200	147,262
Series A, 5.00%, 11/15/22	150	168,890
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	82,113
Series A, 5.00%, 11/15/23	745	868,104
Series A, 5.00%, 11/15/24	200	240,702
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	331,308
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	568,295
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	383,194
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	295,570
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	623,940
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,647,621
Series A, 5.25%, 01/01/28 (PR 01/01/22) (GOI)	425	467,746
Series B, 0.00%, 11/15/32(a)	700	522,186
Series B, 4.00%, 11/15/21	200	213,398
Series B, 5.00%, 11/15/19	675	680,434
Series B, 5.00%, 11/15/20	1,765	1,850,955
Series B, 5.00%, 11/15/21	520	566,124
Series B, 5.00%, 11/15/22	500	563,300
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	732,725
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	799,886
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	466,979

S C H E D U L E S O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/31 (Call 05/15/27)	$1,000	$1,264,500
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	404,999
Series B, 5.00%, 11/15/37 (Call 05/15/27)	400	495,828
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	309,018
Series B, 5.50%, 01/01/30 (PR 01/01/22) (GOI)	945	1,043,856
Series C, 5.00%, 11/15/25	500	622,245
Series C-1, 5.00%, 11/15/26	1,000	1,280,320
Series E, 5.50%, 11/15/19 (NPFGC)	255	257,313
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	788,704
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,226,120
5.00%, 12/15/35 (Call 12/15/25)	600	728,916
5.00%, 12/15/36 (Call 12/15/25)	150	182,039
5.00%, 12/15/37 (Call 12/15/25)	750	907,627
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,512,240
5.00%, 12/15/41 (Call 12/15/27)	255	319,951
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	460,871
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	530,740
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	641,808
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	732,368
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,452,000
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	869,490
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,151,180
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	1,995	2,286,051

		420,299,455

Total Municipal Debt Obligations — 97.2% (Cost: $399,217,072)		420,299,455

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.18%(d)(e)	11,064	$11,064,304

Total Short-Term Investments — 2.5% (Cost: $11,064,304)		11,064,304

Total Investments in Securities — 99.7% (Cost: $410,281,376)		431,363,759

Other Assets, Less Liabilities — 0.3%		1,098,933

Net Assets — 100.0%		$432,462,692

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds New York Money Fund Portfolio	3,236	7,828	11,064	$11,064,304	$44,637	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$420,299,455	$—	$420,299,455
Money Market Funds	11,064,304	—	—	11,064,304

	$11,064,304	$420,299,455	$—	$431,363,759

See notes to financial statements.

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	$500	$500,000
5.00%, 09/01/20	500	518,925
5.00%, 09/01/23 (PR 03/01/23)	2,500	2,791,650
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/20	2,175	2,203,058
Series B, 5.00%, 01/01/21	1,520	1,599,602
Series B, 5.00%, 01/01/22	5,795	6,314,580
Series B, 5.00%, 01/01/24	1,940	2,259,343
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/22)	7,625	8,147,465

		24,334,623

Alaska — 0.1%
Borough of Matanuska-Susitna AK RB, 5.50%, 09/01/23 (PR 09/01/19) (AGC)	2,000	2,000,000

Arizona — 2.7%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/20	1,740	1,796,585
Series A, 5.00%, 07/01/21	4,295	4,601,620
Series A, 5.00%, 07/01/22	1,450	1,609,558
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,500	1,607,100
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	2,125	2,125,000
Series A, 5.00%, 09/01/20	500	519,535
Series A, 5.00%, 09/01/21	1,105	1,190,317
Arizona Transportation Board RB
5.00%, 07/01/21	1,600	1,714,528
5.00%, 07/01/22	5,500	6,105,220
Series A, 5.00%, 07/01/22 (PR 01/01/21)	1,000	1,032,180
City of Chandler AZ GOL, 5.00%, 07/01/24	4,000	4,742,760
City of Phoenix AZ GO
4.00%, 07/01/22	400	432,912
4.00%, 07/01/23	7,000	7,771,820
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20	2,300	2,375,164
Series B, 5.00%, 07/01/20	500	516,385
Series B, 5.00%, 07/01/22	495	549,470
Maricopa County Community College District GO
5.00%, 07/01/20	1,675	1,729,739
5.00%, 07/01/21	4,000	4,287,080
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/21	1,000	1,052,370
5.00%, 01/01/23	2,200	2,482,480
5.00%, 12/01/23 (Call 12/01/21)	5,565	6,052,828
5.00%, 01/01/24	2,395	2,792,570
Series A, 5.00%, 01/01/22	3,910	4,265,302
Series B, 5.00%, 12/01/19	1,350	1,362,946
State of Arizona COP, Series A, 5.00%, 10/01/20	2,500	2,604,450

		65,319,919

Arkansas — 0.4%
State of Arkansas GO
4.00%, 06/15/20	2,550	2,609,109
5.00%, 06/15/21	6,235	6,671,637

		9,280,746

Security	Par (000)	Value

California — 12.4%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	$4,150	$676,866
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 04/01/20)(b)(c)	3,000	3,000,840
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,532,805
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,605	1,773,188
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	9,745	11,169,719
California Educational Facilities Authority RB, Series U-5, 5.00%, 05/01/21.	1,125	1,202,096
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	750	814,335
5.00%, 10/01/22	700	788,025
California State Public Works Board RB
Series A, 5.00%, 04/01/22	310	341,815
Series E, 5.00%, 09/01/20	1,000	1,039,880
Series F, 5.00%, 05/01/20	1,000	1,026,500
Series F, 5.00%, 05/01/21	725	773,191
Series G, 5.00%, 01/01/20	1,000	1,013,100
Series G, 5.00%, 01/01/21	1,580	1,664,040
Series H, 5.00%, 12/01/19	1,500	1,514,610
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	1,500	1,512,420
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	4,000	4,034,680
California State University RB
Series A, 5.00%, 11/01/21	1,255	1,365,214
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	1,100	1,152,866
Series B-3, 4.00%, 11/01/51 (Put 05/01/23)(b)(c)	3,900	4,307,277
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	1,250	1,285,775
City of Long Beach CA Harbor Revenue RB, Series A, 5.00%, 12/15/20.	1,500	1,576,530
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	540	562,194
City of Los Angeles CA RB, 5.00%, 06/25/20	3,000	3,096,420
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,639,436
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/21	1,300	1,393,288
El Camino Community College District GO, Series C, 0.00%, 08/01/20(a)	775	767,382
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,277,492
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	775	803,962
Series A, 5.00%, 08/01/22	845	945,589
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/21	3,000	3,226,650
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/24	1,000	1,194,010
Series A, 4.00%, 07/01/21	1,275	1,347,331
Series A, 5.00%, 07/01/20	300	310,209
Series A, 5.00%, 07/01/21	1,000	1,074,790
Series B, 5.00%, 01/01/22 (Call 12/01/21)	500	545,820
Series B, 5.00%, 07/01/23	2,500	2,886,425
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	1,000	1,147,650
Series A, 5.00%, 07/01/20	10,010	10,336,326
Series A, 5.00%, 07/01/21	3,460	3,707,667
Series A, 5.00%, 07/01/22	2,000	2,220,080
Series A, 5.00%, 07/01/23	6,045	6,937,544
Series A-2, 5.00%, 07/01/21	2,500	2,678,950

S C H E D U L E S O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/21	$500	$535,790
Series B-1, 5.00%, 07/01/23	500	573,825
Series C, 5.00%, 07/01/20	2,235	2,307,861
Series C, 5.00%, 07/01/21	475	509,001
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	720	744,566
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,068,240
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,115,090
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/24)	3,000	3,480,270
San Diego Association of Governments RB, 5.00%, 11/15/24 (Call 11/15/23)	1,500	1,741,680
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	7,000	7,340,830
San Diego Public Facilities Financing Authority Sewer Revenue RB, Series A, 5.00%, 05/15/21	1,000	1,070,120
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,000	967,940
Series A, 5.00%, 07/01/21	2,000	2,148,820
San Francisco City & County Airport Commission San Francisco International Airport RB 5.00%, 05/01/24	1,000	1,184,450
Second Series A, 5.00%, 05/01/21	1,000	1,066,980
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 04/01/23)(b)(c)	1,000	1,030,840
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,000	2,156,720
Southern California Public Power Authority RB
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)(c)	1,000	1,004,340
Series A, 2.25%, 07/01/40 (Put 11/01/20)(b)(c)	1,000	1,011,230
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	3,660	3,757,502
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,860	1,909,550
Series N, 5.00%, 05/01/20	4,540	4,660,946
Series N, 5.00%, 05/01/21	475	507,305
Series O, 5.00%, 05/01/21	8,325	8,891,183
Series O, 5.00%, 05/01/22	2,725	3,015,839
State of California Department of Water Resources RB
Series AX, 5.00%, 12/01/21	875	955,587
Series AX, 5.00%, 12/01/22	400	452,976
State of California GO
3.00%, 12/01/32 (Put 09/30/19)(b)(c)	1,250	1,253,987
4.00%, 11/01/19	5,000	5,024,250
4.00%, 05/01/23	900	995,697
4.00%, 12/01/30 (Put 06/01/20)(b)(c)	2,430	2,547,369
4.50%, 08/01/20	2,500	2,580,750
5.00%, 09/01/19	500	500,000
5.00%, 10/01/19	425	426,292
5.00%, 11/01/19	750	754,823
5.00%, 02/01/20	4,100	4,167,978
5.00%, 03/01/20	1,000	1,019,970
5.00%, 08/01/20	5,465	5,666,167
5.00%, 09/01/20	2,135	2,220,784
5.00%, 10/01/20	2,785	2,906,259
5.00%, 11/01/20	885	926,498
5.00%, 02/01/21	1,000	1,056,950
5.00%, 03/01/21 (Call 03/01/20)	1,300	1,325,961
5.00%, 04/01/21	2,000	2,127,280

Security	Par (000)	Value

California (continued)
5.00%, 08/01/21	$5,000	$5,384,000
5.00%, 09/01/21	8,595	9,278,131
5.00%, 10/01/21	300	324,825
5.00%, 11/01/21	1,235	1,341,235
5.00%, 02/01/22	2,900	3,173,557
5.00%, 04/01/22	3,000	3,302,250
5.00%, 05/01/22	2,500	2,759,875
5.00%, 08/01/22	5,345	5,951,818
5.00%, 09/01/22	2,100	2,345,132
5.00%, 10/01/22	1,500	1,679,865
5.00%, 11/01/22	2,300	2,583,107
5.00%, 04/01/23	3,500	3,986,430
5.00%, 08/01/23	6,570	7,566,143
5.00%, 09/01/23	5,620	6,489,864
5.00%, 09/01/23 (Call 09/01/22)	1,515	1,698,997
5.00%, 10/01/23	2,250	2,605,342
5.00%, 11/01/23	1,515	1,759,036
5.00%, 11/01/23 (Call 11/01/20)	3,315	3,472,728
5.00%, 03/01/24	2,715	3,186,541
5.00%, 04/01/24	4,750	5,589,847
5.00%, 09/01/24	4,000	4,769,880
5.25%, 09/01/22	665	747,513
5.25%, 02/01/23	1,715	1,956,798
Series B, 5.00%, 09/01/19	2,000	2,000,000
Series B, 5.00%, 08/01/20	5,000	5,184,050
Series B, 5.00%, 09/01/20	1,830	1,903,529
Series B, 5.00%, 09/01/21	5,000	5,397,400
Series B, 5.00%, 08/01/22	5,020	5,589,921
Series B, 5.00%, 09/01/22	3,000	3,350,190
University of California RB
Series AF, 5.00%, 05/15/20	1,000	1,028,850
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	5,755	6,610,884
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)(c)	900	901,485
Series E, 5.00%, 05/15/21 (Call 05/15/20)	1,635	1,682,170

		299,976,876

Colorado — 0.2%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/24) (HERBIP)	2,000	2,271,620
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/23) (SAW)	910	1,024,869
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC) (a)	1,550	1,485,846
University of Colorado RB, 5.00%, 06/01/41 (PR 06/01/23)	420	465,074

		5,247,409

Connecticut — 2.8%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	2,000	2,001,480
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,884,552
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	2,000	2,064,520
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	7,000	7,225,820
Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,951,640
State of Connecticut GO
5.00%, 02/15/20	3,000	3,050,940
5.00%, 09/15/21	1,000	1,076,800
5.00%, 05/15/22 (Call 05/15/21)	2,500	2,656,550
5.00%, 03/15/23	250	282,373
5.00%, 04/15/23	175	198,179
Series A, 5.00%, 04/15/20	2,000	2,046,560

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 10/15/21	$1,445	$1,560,441
Series A, 5.00%, 04/15/22	545	597,903
Series A, 5.00%, 10/15/23	575	661,388
Series B, 5.00%, 04/15/20	500	511,640
Series B, 5.00%, 05/15/20	500	513,215
Series B, 5.00%, 05/15/21	3,185	3,388,776
Series B, 5.00%, 04/15/23	3,000	3,397,350
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,091,380
Series B, 5.25%, 06/01/20 (AMBAC)	8,000	8,239,600
Series C, 5.00%, 06/15/23	500	569,195
Series D, 5.00%, 10/01/22 (Call 10/01/20)	1,000	1,040,010
Series E, 4.00%, 10/15/19	1,000	1,003,190
Series E, 5.00%, 10/15/21	500	539,945
Series E, 5.00%, 10/15/22	3,000	3,345,570
Series F, 5.00%, 09/15/20	750	779,257
Series F, 5.00%, 11/15/20	1,300	1,358,838
Series G, 5.00%, 11/01/20	1,500	1,565,700
Series G, 5.00%, 11/01/21	1,030	1,113,986
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/22	625	697,125
Series A, 5.00%, 08/01/20	2,500	2,586,700
Series A, 5.00%, 09/01/21	2,445	2,629,231
Series A, 5.00%, 08/01/22	1,550	1,720,314
Series A, 5.00%, 10/01/23	1,680	1,932,269
Series A, 5.00%, 09/01/24	1,545	1,825,016

		69,107,453

Delaware — 0.2%
Delaware Transportation Authority RB, 5.00%, 07/01/22	2,000	2,220,080
State of Delaware GO, 5.00%, 08/01/22	1,475	1,642,914

		3,862,994

District of Columbia — 0.6%
District of Columbia GO
Series A, 5.00%, 06/01/20	3,320	3,417,342
Series A, 5.00%, 06/01/21	675	721,130
Series A, 5.00%, 06/01/22	2,000	2,212,560
Series B, 5.00%, 06/01/22	2,000	2,212,560
Series B, 5.00%, 06/01/23	2,000	2,286,640
District of Columbia RB
5.00%, 12/01/23 (Call 12/01/22)	3,000	3,376,770
Series A, 5.00%, 12/01/19	1,625	1,640,535

		15,867,537

Florida — 1.8%
County of Miami-Dade FL Aviation Revenue RB
5.50%, 10/01/41 (PR 10/01/20)	5,000	5,238,850
Series B, 5.50%, 10/01/36 (PR 10/01/20)	8,000	8,026,720
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,000	2,237,240
5.00%, 10/01/23	150	173,300
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/21	1,900	2,050,271
Series A, 5.25%, 10/01/19	235	235,724
Series A, 6.25%, 10/01/31 (PR 10/01/19)	4,350	4,366,791
Florida’s Turnpike Enterprise RB, 5.00%, 07/01/21	500	535,320
State of Florida GO
5.00%, 06/01/21	480	512,630
5.00%, 06/01/24 (Call 06/01/21)	1,170	1,249,771
Series A, 5.00%, 06/01/20	2,000	2,058,340
Series A, 5.00%, 06/01/21 (Call 06/01/20)	3,000	3,087,030

Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 06/01/22	$1,000	$1,106,280
Series A, 5.00%, 06/01/23	3,650	4,176,001
Series D, 5.00%, 06/01/22	1,000	1,106,280
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	1,000	1,031,930
Series A, 5.00%, 07/01/21	2,500	2,674,700
Series A, 5.00%, 07/01/24	1,425	1,684,436
Tampa Bay Water RB, Series B, 5.00%, 10/01/19 (ETM)	1,630	1,634,713

		43,186,327

Georgia — 3.9%
City of Atlanta Department of Aviation RB, 5.00%, 01/01/22 (Call 01/01/20)	1,250	1,265,950
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 01/01/21	1,275	1,341,428
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,012,830
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.50%, 11/01/19 (NPFGC)	2,430	2,446,937
Series A, 6.00%, 11/01/27 (PR 11/01/19)	3,515	3,542,382
Series A, 6.00%, 11/01/28 (PR 11/01/19)	3,000	3,023,370
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,000	3,024,540
Series A, 6.25%, 11/01/39 (PR 11/01/19)	4,610	4,647,710
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/20 (GTD)	1,000	1,019,620
Series A, 5.00%, 03/01/21 (GTD)	2,320	2,457,414
Series B, 5.00%, 06/01/20	1,400	1,440,614
Series B, 5.00%, 06/01/21	500	533,810
Gwinnett County School District GO
5.00%, 08/01/20	4,110	4,258,248
5.00%, 08/01/21 (SAW)	7,000	7,526,540
5.00%, 02/01/22	800	875,464
5.00%, 08/01/22 (SAW)	2,250	2,505,442
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/21	1,000	1,048,700
Series B, 5.00%, 01/01/20	2,860	2,894,606
State of Georgia GO
5.00%, 02/01/20	750	762,218
5.00%, 07/01/25 (PR 07/01/22)	3,725	3,993,759
Series A, 5.00%, 07/01/23	4,990	5,730,815
Series A-1, 5.00%, 02/01/23	1,680	1,902,835
Series A-1, 5.00%, 02/01/24	4,795	5,612,692
Series C, 4.00%, 09/01/22	200	217,468
Series C, 4.00%, 10/01/22	1,000	1,089,720
Series C, 4.00%, 10/01/23 (Call 10/01/22)	245	266,981
Series C, 5.00%, 10/01/20	6,450	6,725,866
Series C, 5.00%, 07/01/21	3,710	3,977,676
Series C-1, 5.00%, 07/01/24	1,500	1,779,300
Series E, 5.00%, 12/01/22	5,930	6,678,781
Series E-2, 4.00%, 09/01/19	3,100	3,100,000
Series E-2, 5.00%, 09/01/20	2,500	2,598,675
Series I, 5.00%, 07/01/20	4,000	4,131,400

		93,433,791

Hawaii — 1.3%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/23)	11,705	12,995,359
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,076,090
State of Hawaii GO
5.00%, 11/01/23 (Call 11/01/22)	1,250	1,402,200
5.00%, 01/01/24	1,855	2,162,930

S C H E D U L E S O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series DZ, 5.00%, 12/01/19 (ETM)	$590	$595,499
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,348,798
Series DZ-2017, 5.00%, 12/01/19	530	535,093
Series DZ-2017, 5.00%, 12/01/19 (ETM)	20	20,191
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,175,800
Series EF, 5.00%, 11/01/19	2,000	2,012,600
Series EH, 5.00%, 08/01/21 (ETM)	675	725,504
Series EH-2017, 5.00%, 08/01/21	315	338,694
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,748
Series EP, 5.00%, 08/01/22	3,235	3,600,296
Series EY, 5.00%, 10/01/23	2,000	2,315,860
		31,315,662

Illinois — 3.7%
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	7,200	7,646,976
Series 2015-B, 5.00%, 01/01/20	4,500	4,555,665
Series 2015-B, 5.00%, 01/01/21	500	525,095
Series B, 5.00%, 01/01/20	300	303,711
Series B, 5.00%, 01/01/23	500	560,885
Series B, 6.00%, 01/01/41 (PR 07/01/21)	4,800	5,113,728
Series C, 6.50%, 01/01/41 (PR 01/01/21)	2,000	2,143,560
Illinois State Toll Highway Authority RB 5.00%, 12/01/20	3,300	3,454,440
Series A, 5.00%, 12/01/19	1,000	1,009,140
Series A, 5.00%, 12/01/22	1,000	1,119,810
Series D, 5.00%, 01/01/21	600	629,952
State of Illinois GO
5.00%, 01/01/20 (AGM)	400	404,684
5.00%, 02/01/20	1,500	1,520,280
5.00%, 08/01/20	1,500	1,544,130
5.00%, 02/01/21	1,500	1,567,080
5.00%, 07/01/21	1,000	1,057,540
5.00%, 10/01/21	1,955	2,080,511
5.00%, 02/01/22	2,675	2,860,484
5.00%, 02/01/23	650	709,001
5.00%, 08/01/23	325	358,618
5.00%, 10/01/23	5,100	5,648,964
5.00%, 12/01/23	1,400	1,556,534
5.00%, 02/01/24	1,120	1,239,974
Series A, 5.00%, 12/01/19	5,000	5,040,450
Series A, 5.00%, 12/01/20	1,000	1,039,470
Series A, 5.00%, 12/01/22	1,500	1,638,600
Series A, 5.25%, 05/01/23	1,000	1,105,850
Series B, 5.00%, 10/01/21	1,800	1,915,560
Series B, 5.00%, 10/01/22	1,600	1,740,528
Series D, 5.00%, 11/01/20	3,900	4,036,851
Series D, 5.00%, 11/01/21	6,900	7,322,487
Series D, 5.00%, 11/01/22	12,600	13,646,934
Series D, 5.00%, 11/01/23	4,705	5,185,804

		90,283,296

Indiana — 0.2%
Indiana Finance Authority RB, Series B, 5.00%, 02/01/23	3,350	3,793,138

Iowa — 0.0%
Iowa Finance Authority RB, 5.00%, 08/01/20	560	579,942

Kansas — 0.4%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,770	3,091,597
Series A, 5.00%, 09/01/23	1,000	1,153,090

Security	Par (000)	Value

Kansas (continued)
Series B, 5.00%, 09/01/19	$925	$925,000
Series B, 5.00%, 09/01/20	1,520	1,579,538
Series B, 5.00%, 09/01/21	1,000	1,078,030
Series C, 5.00%, 09/01/20	1,375	1,428,859

		9,256,114

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	700	700,000

Louisiana — 0.4%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	325	334,136
State of Louisiana GO
Series A, 5.00%, 11/15/19	1,100	1,108,514
Series A, 5.00%, 11/15/20 (Call 05/15/20)	1,000	1,027,350
Series C, 5.00%, 07/15/20	900	930,483
Series C, 5.00%, 07/15/22	6,455	7,163,307

		10,563,790

Maryland — 4.9%
County of Baltimore MD GO, 5.00%, 08/01/22	3,500	3,894,170
County of Howard MD GO, 5.00%, 02/15/23	5,000	5,665,150
County of Montgomery MD GO
5.00%, 10/01/21	500	540,405
5.00%, 07/01/22 (Call 07/01/21)	1,100	1,178,749
Series A, 5.00%, 11/01/19	3,630	3,652,724
Series A, 5.00%, 11/01/20	500	522,850
Series A, 5.00%, 07/01/21	2,190	2,346,760
Series B, 5.00%, 11/01/21	500	542,005
Series C, 5.00%, 10/01/22	5,170	5,784,920
State of Maryland Department of Transportation RB
4.00%, 09/01/19	1,000	1,000,000
4.00%, 09/01/21	4,000	4,232,680
5.00%, 09/01/21	875	943,101
5.00%, 10/01/21	2,000	2,162,060
5.00%, 09/01/22	2,000	2,232,200
5.00%, 10/01/22	2,000	2,238,540
5.00%, 02/15/23	3,215	3,642,691
5.00%, 10/01/23	2,250	2,602,418
State of Maryland GO
5.00%, 03/01/20	3,110	3,170,085
First Series, 5.00%, 06/01/21	6,855	7,319,769
First Series, 5.00%, 06/01/22	925	1,023,309
First Series, 5.00%, 06/01/23	325	371,836
First Series B, 5.00%, 03/15/20	2,000	2,041,680
Second Series E, 4.50%, 08/01/20	1,835	1,892,069
Series A, 5.00%, 03/01/21	3,950	4,180,324
Series A, 5.00%, 03/01/22	1,900	2,083,863
Series A, 5.00%, 03/15/22	2,500	2,745,625
Series A, 5.00%, 03/01/23	500	567,355
Series A, 5.00%, 03/15/23	4,860	5,521,786
Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,752,283
Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,385,480
Series A, 5.00%, 08/01/24	8,260	9,810,815
Series B, 4.00%, 08/01/23	3,875	4,308,186
Series B, 4.50%, 08/01/21	1,000	1,064,810
Series B, 5.00%, 08/01/20	6,000	6,213,660
Series B, 5.00%, 08/01/22	2,105	2,342,065
Series B, 5.00%, 08/01/24	4,845	5,754,649
Series C, 5.00%, 08/01/22	3,625	4,033,248

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series C, 5.00%, 08/01/23	$3,835	$4,411,707
Series C, 5.25%, 08/01/20	300	311,358

		118,487,385

Massachusetts — 6.9%
Commonwealth of Massachusetts GO, 5.00%, 01/01/24	7,000	8,155,490
Commonwealth of Massachusetts GOL
Series A, 5.00%, 04/01/20	7,400	7,567,906
Series A, 5.00%, 03/01/23	3,350	3,800,039
Series A, 5.00%, 04/01/25 (PR 10/01/21)	1,500	1,593,030
Series A, 5.00%, 04/01/28 (PR 10/01/21)	3,000	3,186,060
Series A, 5.00%, 04/01/29 (PR 10/01/21)	5,000	5,310,100
Series A, 5.25%, 08/01/20 (AGM)	1,700	1,764,685
Series A, 5.25%, 08/01/21	1,000	1,079,330
Series B, 5.00%, 08/01/20	5,000	5,178,950
Series B, 5.00%, 08/01/21	1,000	1,074,620
Series B, 5.00%, 07/01/22	4,300	4,770,635
Series B, 5.00%, 08/01/22	700	778,834
Series B, 5.00%, 07/01/23	2,055	2,356,756
Series B, 5.00%, 06/01/25 (PR 06/01/21)	500	514,660
Series B, 5.25%, 08/01/20	3,830	3,975,731
Series B, 5.25%, 08/01/21	2,165	2,336,749
Series B, 5.25%, 08/01/21 (AGM)	1,000	1,079,330
Series B, 5.25%, 09/01/21 (AGM)	255	276,099
Series B, 5.25%, 08/01/22	860	963,260
Series B, 5.25%, 09/01/24 (AGM)	7,760	9,339,315
Series C, 5.00%, 04/01/20	2,000	2,045,380
Series C, 5.00%, 08/01/20	4,895	5,070,192
Series C, 5.00%, 10/01/21	2,000	2,162,060
Series C, 5.00%, 04/01/22	2,200	2,419,868
Series C, 5.00%, 08/01/22	645	717,640
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,430	1,585,899
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	1,300	1,298,076
Series D, 5.00%, 10/01/26 (PR 10/01/22)	3,415	3,693,322
Series D, 5.00%, 08/01/33 (PR 08/01/21)	100	107,502
Series D, 5.50%, 10/01/19 (AMBAC)	2,000	2,006,660
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,518,900
Series E, 5.00%, 11/01/23	2,900	3,361,999
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,176,898
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,576,277
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,367,637
Massachusetts Bay Transportation Authority RB 5.00%, 07/01/23	4,200	4,826,934
Series A, 5.00%, 07/01/20	1,000	1,032,940
Series A, 5.25%, 07/01/21	500	538,325
Series B, 5.25%, 07/01/20	3,510	3,633,377
Series C, 5.25%, 07/01/21	2,020	2,174,086
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	300	311,016
5.00%, 08/01/22	2,375	2,647,555
5.25%, 08/01/20	475	493,516
Series 2014, 5.00%, 08/01/21	4,130	4,443,095
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,073,670
Series B-1, 5.00%, 10/15/20	1,510	1,576,893
Massachusetts School Building Authority RB 5.00%, 08/15/24 (Call 08/15/22)	5,000	5,568,950
Series A, 5.00%, 08/15/21	5,510	5,929,476
Series A, 5.00%, 08/15/23 (Call 08/15/22)	3,280	3,654,248
Series B, 5.00%, 08/15/20	2,020	2,095,386

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/23 (Call 01/01/20)	$2,205	$2,233,136
5.00%, 01/01/39 (Put 01/01/23)(b)(c)	3,500	3,926,195
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (Call 08/01/21)	400	430,080
5.50%, 08/01/20 (ETM) (AGM)	30	31,198
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,106,260
Series J, 5.50%, 08/01/20 (AGM)	850	884,654
Series J, 5.50%, 08/01/20 (ETM) (AGM)	120	124,847
Series J, 5.50%, 08/01/21 (AGM)	2,000	2,170,080

		166,115,806

Michigan — 0.6%
Michigan Finance Authority RB
5.00%, 01/01/20 (Call 09/11/19)	1,075	1,075,828
5.00%, 07/01/20 (Call 09/20/19)	1,000	1,018,110
5.00%, 01/01/21 (Call 01/01/20)	130	130,100
5.00%, 07/01/21 (AGM)	1,500	1,603,125
Michigan State Building Authority RB
Series I, 5.00%, 04/15/20	1,000	1,024,160
Series I, 5.00%, 04/15/21	2,810	2,986,187
State of Michigan GO
Series A, 5.00%, 12/01/21	350	381,091
Series A, 5.00%, 12/01/22	1,000	1,126,960
State of Michigan RB
5.00%, 03/15/20	1,055	1,076,986
5.00%, 03/15/21	100	105,981
5.00%, 03/15/22	975	1,069,253
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20 (Call 11/01/19)	1,000	1,006,230
5.00%, 11/15/22	1,370	1,539,743
University of Michigan RB, 4.00%, 04/01/49 (Put 01/01/24)(b)(c)	1,000	1,138,970

		15,282,724

Minnesota — 1.9%
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,000	3,484,170
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	3,185	3,247,330
Series A, 5.00%, 03/01/22	1,275	1,397,719
Series A, 5.00%, 03/01/23	3,075	3,486,958
State of Minnesota GO
5.00%, 08/01/23 (PR 02/01/21)	1,375	1,423,703
5.00%, 10/01/23	4,485	5,187,486
5.00%, 08/01/24	1,175	1,396,229
Series D, 5.00%, 08/01/20	1,330	1,377,481
Series D, 5.00%, 08/01/21	2,000	2,148,860
Series D, 5.00%, 08/01/22	2,920	3,248,850
Series D, 5.00%, 08/01/23	3,250	3,738,735
Series F, 5.00%, 10/01/19	4,500	4,513,275
Series F, 5.00%, 10/01/20	2,215	2,308,517
Series F, 5.00%, 10/01/21	2,095	2,264,297
Series H, 5.00%, 11/01/19	4,000	4,024,920
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,300	2,501,089

		45,749,619

Mississippi — 0.3%
State of Mississippi GO 5.00%, 10/01/20	2,850	2,971,268
Series A, 5.00%, 10/01/36 (PR 10/01/22)	2,785	3,011,977

S C H E D U L E S O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
Series C, 5.00%, 10/01/19	$1,400	$1,404,158
Series F, 5.00%, 11/01/21	750	812,835

		8,200,238

Missouri — 0.6%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	400	426,244
Series A, 5.00%, 05/01/22	1,495	1,650,809
Series A, 5.00%, 05/01/23	1,025	1,171,093
Series A, 5.00%, 05/01/24	2,750	3,250,335
Series B, 5.00%, 05/01/20	3,850	3,950,754
Series B, 5.00%, 05/01/22	1,500	1,656,750
University of Missouri RB, Series A, 5.00%, 11/01/19	3,465	3,486,691

		15,592,676

Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,054,758
Omaha Public Power District RB, Series B, 5.00%, 02/01/20	625	635,050

		1,689,808

Nevada — 0.5%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,750	1,932,980
Series A, 5.00%, 06/15/23	450	512,276
Series B, 5.00%, 06/15/20	2,000	2,060,260
Series B, 5.00%, 06/15/23	100	113,839
Series C, 5.00%, 06/15/22	500	552,280
County of Clark Department of Aviation RB, Series A, 5.00%, 07/01/23	4,500	5,151,645
County of Clark NV GOL, Series A, 5.00%, 11/01/20	1,120	1,169,851

		11,493,131

New Jersey —5.3%
New Jersey Economic Development Authority RB
5.00%, 03/01/20	1,100	1,120,262
5.00%, 09/01/20	270	280,001
5.00%, 09/01/20 (ETM)	730	757,485
Series A, 4.00%, 07/01/22	2,875	3,051,927
Series B, 5.00%, 11/01/19 (SAP)	1,000	1,005,920
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,043,210
Series B, 5.00%, 11/01/21 (SAP)	1,700	1,830,288
Series BBB, 5.00%, 06/15/22	2,500	2,734,750
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,121,701
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	510	536,852
Series II, 5.00%, 03/01/22	325	352,430
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	509,001
Series K, 5.25%, 12/15/20 (AMBAC)	2,680	2,816,412
Series K, 5.50%, 12/15/19 (AMBAC)	1,500	1,517,850
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,825	6,863,539
Series NN, 5.00%, 03/01/21 (SAP)	1,305	1,377,493
Series NN, 5.00%, 03/01/22	1,030	1,116,932
Series NN, 5.00%, 03/01/23	2,000	2,230,760
Series XX, 5.00%, 06/15/20 (SAP)	250	257,295
Series XX, 5.00%, 06/15/21 (SAP)	3,190	3,400,508
Series XX, 5.00%, 06/15/23 (SAP)	1,065	1,197,667
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/21	3,160	3,386,793
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/35 (PR 01/01/23)	1,105	1,205,776
Series A, 5.00%, 01/01/38 (PR 07/01/22)	10,725	11,910,541

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/23	$1,000	$1,140,440
5.25%, 12/15/19	2,845	2,876,864
5.25%, 12/15/21 (NPFGC)	495	537,461
Series A, 0.00%, 12/15/23(a)	2,000	1,850,560
Series A, 5.00%, 06/15/20	7,060	7,266,011
Series A, 5.00%, 06/15/21	1,000	1,063,070
Series A, 5.00%, 06/15/22	1,385	1,517,835
Series A, 5.00%, 06/15/23	700	789,950
Series A, 5.00%, 06/15/24	1,000	1,158,680
Series A, 5.25%, 12/15/19	1,000	1,011,200
Series A, 5.25%, 12/15/20	505	530,705
Series A, 5.25%, 12/15/22	440	492,782
Series A, 5.50%, 12/15/21	3,240	3,536,039
Series A, 5.50%, 12/15/22	6,270	7,091,495
Series A, 5.50%, 12/15/23	5,715	6,679,292
Series A-1, 5.00%, 06/15/20	1,850	1,901,633
Series A-1, 5.00%, 06/15/21	200	212,614
Series A-1, 5.00%, 06/15/24	410	475,469
Series AA, 5.00%, 06/15/22	110	120,582
Series AA, 5.00%, 06/15/22 (SAP)	810	887,922
Series B, 5.00%, 06/15/20	2,100	2,161,278
Series B, 5.00%, 06/15/21	3,715	3,960,153
Series B, 5.25%, 12/15/23 (AMBAC)	6,385	7,347,475
Series B, 5.50%, 12/15/20 (NPFGC)	3,500	3,689,245
Series B, 5.50%, 12/15/21 (NPFGC)	2,740	2,990,354
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	3,960	4,397,738
Series B, 5.00%, 01/01/20	1,150	1,164,490
Series B, 5.00%, 01/01/21	1,030	1,082,684
Series B, 5.00%, 01/01/23	1,500	1,688,925
Series C, 5.00%, 01/01/20	3,350	3,392,210
State of New Jersey GO
5.00%, 06/01/21	1,760	1,877,110
Series Q, 5.00%, 08/15/20	890	922,441
Series T, 5.00%, 06/01/22	575	634,794

		128,074,894

New Mexico — 0.6%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,160,300
5.00%, 06/15/21	1,555	1,663,617
5.00%, 06/15/22	600	664,482
Series A, 5.00%, 06/15/23	1,000	1,144,370
Series B, 5.00%, 06/15/20	1,125	1,159,706
Series B, 5.00%, 06/15/23 (Call 06/15/20)	1,175	1,210,685
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,587,930
Series B, 5.00%, 03/01/22	500	548,255
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	1,750	1,792,560
Series B, 4.00%, 07/01/21	1,000	1,053,360
Series B, 4.00%, 07/01/22	845	913,783
Series B, 4.00%, 07/01/23	380	421,142

		14,320,190

New York — 16.7%
City of New York NY GO
5.00%, 04/01/23 (Call 04/01/22)	1,160	1,276,557
Series A, 5.00%, 08/01/20	5,500	5,697,890
Series A, 5.00%, 08/01/21	6,105	6,562,996

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 08/01/22	$7,525	$8,370,132
Series A, 5.00%, 08/01/23	2,000	2,298,260
Series A, 5.00%, 08/01/24	600	711,390
Series B, 5.00%, 08/01/20	520	538,710
Series B, 5.00%, 08/01/21	4,470	4,805,339
Series C, 5.00%, 08/01/20	8,580	8,888,708
Series C, 5.00%, 08/01/21	2,445	2,628,424
Series C, 5.00%, 08/01/22	725	806,425
Series C, 5.00%, 08/01/23	5,040	5,791,615
Series C, 5.00%, 08/01/24	5,475	6,491,434
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,656,000
Series E, 5.00%, 08/01/21	1,880	2,021,038
Series E, 5.00%, 08/01/22	250	278,078
Series E, 5.00%, 08/01/23 (Call 02/01/20)	300	300,858
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,094,330
Series G, 5.00%, 08/01/22	750	834,233
Series G, 5.00%, 08/01/23	2,000	2,298,260
Series G-1, 5.00%, 04/01/22	2,000	2,199,340
Series I, 5.00%, 08/01/20	890	922,022
Series I, 5.00%, 08/01/22	2,025	2,252,428
Series J, 5.00%, 08/01/21	2,635	2,832,678
Series J, 5.00%, 08/01/22	1,105	1,229,103
Series J, 5.00%, 08/01/23	1,175	1,350,228
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	920	967,426
Series C, 5.00%, 10/01/21	400	432,068
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,097,620
Long Island Power Authority RB, Series A, 0.00%, 06/01/21 (AGM)(a)	1,000	977,710
Metropolitan Transportation Authority RB
5.00%, 05/15/22	1,500	1,647,615
5.00%, 11/15/22	3,755	4,205,149
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,085,640
Series A2, 5.00%, 11/15/23	1,065	1,230,043
Series B, 5.00%, 11/15/22	900	1,007,892
Series B, 5.00%, 11/15/23	2,115	2,442,762
Series B, 5.00%, 11/15/34 (PR 11/15/20)	2,000	2,015,960
Series B-4, 5.00%, 11/15/30 (Put 11/15/19)(b)(c)	1,500	1,510,590
Series C, 5.00%, 11/15/19	1,000	1,007,600
Series C, 5.00%, 11/15/21	2,000	2,167,340
Series C, 5.00%, 11/15/22	1,130	1,265,464
Series C-1, 5.00%, 11/15/23	565	652,558
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(b)(c)	500	512,285
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	500	508,035
Series D, 5.00%, 11/15/19	2,035	2,050,466
Series D, 5.00%, 11/15/20	1,860	1,945,560
Series D, 5.00%, 11/15/21	1,000	1,083,670
Series F, 5.00%, 11/15/19	3,450	3,476,220
Series F, 5.00%, 11/15/23 (Call 11/15/22)	760	850,850
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/20 (SAW)	70	72,395
5.00%, 07/15/20 (ETM) (SAW)	430	445,170
Series S-1, 5.00%, 07/15/24 (SAW)	1,000	1,186,100
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/20	585	611,805
5.00%, 08/01/21	210	225,754
5.00%, 11/01/22	2,175	2,442,003

Security	Par (000)	Value

New York (continued)
5.00%, 11/01/22 (Call 05/01/20)	$5,520	$5,665,176
5.00%, 08/01/23.	1,000	1,150,380
5.00%, 11/01/23 (Call 11/01/22)	435	488,544
Series A, 5.00%, 08/01/21	1,300	1,397,526
Series A, 5.00%, 08/01/23	1,000	1,150,380
Series A-1, 5.00%, 11/01/19	500	503,140
Series A-1, 5.00%, 11/01/21	380	412,178
Series A-1, 5.00%, 08/01/22	3,775	4,202,443
Series A-1, 5.00%, 08/01/23	1,740	2,001,661
Series A-1, 5.00%, 05/01/24	2,000	2,356,880
Series B, 4.50%, 11/01/19	580	583,184
Series B, 5.00%, 11/01/19	4,425	4,452,789
Series B, 5.00%, 11/01/21	745	808,087
Series C, 5.00%, 11/01/19	7,280	7,325,718
Series C, 5.00%, 11/01/20	3,000	3,137,460
Series C, 5.00%, 11/01/21	1,000	1,084,680
Series C, 5.00%, 11/01/23	510	591,473
Series F-1, 5.00%, 05/01/22	305	336,619
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	750	863,700
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,125	2,320,521
Series DD, 5.00%, 06/15/22	6,135	6,822,979
Series GG, 5.00%, 06/15/20	500	515,865
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	775	844,386
New York State Dormitory Authority RB
5.00%, 02/15/21	3,790	4,006,712
5.00%, 03/15/22	2,800	3,077,340
5.00%, 03/15/23	3,000	3,406,320
5.00%, 12/15/23 (Call 12/15/22)	3,500	3,949,575
5.00%, 03/15/24	4,335	5,084,391
5.50%, 05/15/21 (AMBAC, NPFGC)	200	215,034
Series A, 5.00%, 12/15/19	5,200	5,257,876
Series A, 5.00%, 03/15/20	1,340	1,368,220
Series A, 5.00%, 12/15/20	1,850	1,943,647
Series A, 5.00%, 02/15/21	9,000	9,514,620
Series A, 5.00%, 03/15/21	11,480	12,173,851
Series A, 5.00%, 12/15/21	700	762,083
Series A, 5.00%, 02/15/22	4,280	4,685,830
Series A, 5.00%, 03/15/22	2,825	3,104,081
Series A, 5.00%, 02/15/23	275	311,385
Series A, 5.00%, 03/15/23	1,065	1,211,225
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	331,971
Series A, 5.00%, 02/15/24	2,950	3,450,409
Series A, 5.00%, 03/15/24	5,550	6,517,608
Series B, 5.00%, 03/15/20	800	816,848
Series B, 5.00%, 03/15/21	1,720	1,823,957
Series B, 5.00%, 02/15/23	7,750	8,775,402
Series C, 5.00%, 03/15/22	525	576,450
Series C, 5.00%, 03/15/23	3,000	3,411,900
Series C, 5.00%, 03/15/24	500	587,330
Series D, 5.00%, 02/15/20	7,065	7,190,404
Series D, 5.00%, 02/15/22	2,235	2,446,923
Series D, 5.00%, 02/15/23	5,840	6,612,690
Series D, 5.00%, 02/15/24	1,500	1,754,445
Series E, 5.00%, 03/15/20	3,100	3,165,286
Series E, 5.00%, 03/15/21	2,975	3,154,809
Series E, 5.00%, 03/15/22	555	609,390
Series E, 5.00%, 03/15/23	425	482,562
Series E, 5.00%, 02/15/24	1,105	1,292,441

S C H E D U L E S O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/21	$3,900	$4,176,003
Series A, 5.00%, 06/15/23	3,000	3,445,140
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,500	1,661,640
New York State Thruway Authority RB
4.00%, 02/01/20 (Call 09/15/19)	5,000	5,007,200
5.00%, 01/01/22	500	546,285
5.00%, 03/15/22 (Call 09/15/20)	4,675	4,866,208
5.00%, 03/15/23 (Call 03/15/21)	1,235	1,309,718
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	884,587
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,445	2,640,991
Series B, 5.50%, 04/01/20 (AMBAC)	3,240	3,322,231
Series J, 5.00%, 01/01/24	500	585,080
Series L, 5.00%, 01/01/21	1,175	1,235,736
Series L, 5.00%, 01/01/23	1,150	1,301,294
New York State Urban Development Corp. RB 5.00%, 12/15/19	5,225	5,283,154
5.00%, 01/01/21 (Call 01/01/20)	650	658,574
5.50%, 03/15/20 (NPFGC)	700	716,583
Series A, 5.00%, 03/15/20	3,000	3,063,180
Series A, 5.00%, 03/15/21	6,500	6,892,860
Series A, 5.00%, 03/15/22	6,045	6,640,553
Series A, 5.00%, 03/15/23	4,160	4,726,509
Series A, 5.00%, 03/15/24	6,530	7,664,196
Series A-2, 5.00%, 01/01/20	1,500	1,519,785
Series C, 5.00%, 03/15/21	4,860	5,153,738
Series C, 5.00%, 12/15/21 (Call 12/15/19)	3,000	3,033,810
Series C, 5.00%, 03/15/24 (Call 03/15/23)	460	522,638
Series D, 5.00%, 03/15/21	340	360,550
Series D, 5.00%, 03/15/22	4,000	4,394,080
Series D, 5.00%, 03/15/24 (Call 03/15/23)	3,000	3,408,510
Series E, 5.00%, 03/15/21	3,225	3,419,919
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,400	1,590,638
Port Authority of New York & New Jersey RB, Series 179, 5.00%, 12/01/21	1,840	2,002,582
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	1,200	1,205,568
Series A, 5.00%, 10/15/20	1,425	1,489,595
Series A, 5.00%, 10/15/21	2,835	3,077,052
Series A, 5.00%, 10/15/22	1,000	1,127,310
Series A, 5.00%, 10/15/23	3,360	3,914,803
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23 (Call 11/15/22)	3,705	4,176,535
5.50%, 11/15/21 (NPFGC)	1,685	1,850,012
Series A, 5.00%, 11/15/22	2,635	2,966,826
Series A, 5.00%, 11/15/23 (Call 05/15/23)	1,510	1,726,761
Series B, 5.00%, 11/15/19	2,790	2,812,460
Series B, 5.00%, 11/15/20	6,700	7,026,290
Series E, 5.50%, 11/15/19 (NPFGC)	990	998,979

		404,755,173

North Carolina — 3.5%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	5,560	5,741,701
5.00%, 07/01/21	2,705	2,899,138
5.00%, 07/01/23	960	1,100,573
County of Guilford NC GO, 5.00%, 03/01/24	2,500	2,934,200
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	695	756,250
County of Wake NC GO 5.00%, 02/01/20	1,675	1,702,152
Series 2010C, 5.00%, 03/01/22	1,360	1,492,314

Security	Par (000)	Value

North Carolina (continued)
Series C, 5.00%, 03/01/20	$2,895	$2,951,510
Series C, 5.00%, 03/01/21	1,075	1,138,339
Series C, 5.00%, 03/01/23	4,865	5,523,964
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,469,545
Series B, 5.00%, 01/01/21 (ETM)	3,615	3,801,353
State of North Carolina GO
4.00%, 06/01/23	1,000	1,108,690
5.00%, 05/01/21	4,495	4,789,153
5.00%, 06/01/24	2,080	2,460,786
Series 2013-D, 4.00%, 06/01/20	1,000	1,022,030
Series A, 5.00%, 06/01/22	3,980	4,406,417
Series A, 5.00%, 06/01/23	4,000	4,581,200
Series C, 4.00%, 05/01/20	3,780	3,853,937
Series C, 4.00%, 05/01/21	600	629,424
Series C, 5.00%, 05/01/20	3,050	3,129,605
Series C, 5.00%, 05/01/22	2,590	2,859,230
Series D, 4.00%, 06/01/21	825	867,323
Series D, 4.00%, 06/01/22	2,250	2,430,405
Series E, 5.00%, 05/01/20	2,100	2,154,810
State of North Carolina RB
5.00%, 03/01/20	1,000	1,019,120
5.00%, 03/01/21	500	528,850
5.00%, 03/01/22	3,400	3,724,598
5.00%, 03/01/23	1,370	1,552,032
5.00%, 03/01/24	1,000	1,168,890
5.00%, 05/01/29 (PR 11/01/21)	500	532,635
Series B, 5.00%, 11/01/21	2,500	2,711,700
Series C, 5.00%, 05/01/21	2,300	2,450,512
Series C, 5.00%, 05/01/22	3,050	3,366,193

		83,858,579

Ohio — 1.8%
American Municipal Power Inc. RB, 5.00%, 02/15/24 (Call 02/15/20)	1,000	1,016,890
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	2,000	2,065,040
Series 1, 5.00%, 07/01/21	605	648,191
Series 1, 5.00%, 07/01/23	1,205	1,383,894
Series 2017-1, 5.00%, 04/01/24	7,000	8,234,240
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	5,370	5,840,734
5.00%, 06/01/22	2,000	2,213,140
5.00%, 06/01/23	3,925	4,489,062
5.00%, 12/01/23	680	790,446
State of Ohio GO
5.00%, 02/01/29 (PR 08/01/21)	500	537,510
Series A, 5.00%, 09/15/21	3,225	3,482,161
Series A, 5.00%, 12/15/22	2,000	2,252,060
Series A, 5.00%, 12/15/23	4,205	4,894,073
Series C, 5.00%, 09/15/21	2,000	2,159,480
Series Q, 5.00%, 05/01/26 (PR 05/01/23)	635	701,104
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,000	1,125,690
Series B, 5.00%, 12/15/19	1,000	1,011,050

		42,844,765

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.1%
Oklahoma Turnpike Authority RB 4.00%, 01/01/23	$250	$273,610
Series A, 5.00%, 01/01/22 (Call 01/01/21)	2,000	2,104,080

		2,377,690

Oregon — 1.0%
City of Portland OR Sewer System Revenue RB 5.00%, 06/15/23	2,000	2,291,140
Series A, 5.00%, 06/01/20	1,400	1,441,048
Series A, 5.00%, 06/01/21	1,000	1,068,340
Series B, 5.00%, 06/15/22	2,000	2,215,520
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/20 (GTD)	4,000	4,123,400
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,000	2,279,480
Series C, 5.00%, 04/01/24	500	588,895
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,000	1,124,240
Series A, 5.00%, 11/15/23	1,855	2,155,696
Series A, 5.00%, 11/15/24	5,565	6,672,546
State of Oregon GO, 5.00%, 05/01/23	100	114,253

		24,074,558

Pennsylvania — 3.1%
City of Philadelphia PA GO, 5.00%, 08/01/23	250	285,633
City of Philadelphia PA Water & Wastewater Revenue RB 5.00%, 01/01/21	200	210,284
Series A, 5.00%, 01/01/20	400	405,064
Commonwealth of Pennsylvania GO
5.00%, 03/15/20	5,075	5,180,205
5.00%, 04/01/21	2,000	2,122,420
5.00%, 07/15/21	4,000	4,288,520
5.00%, 09/15/23	2,925	3,368,284
5.00%, 06/01/25 (PR 06/01/23)	3,605	3,991,889
First Series, 5.00%, 06/01/20	825	848,875
First Series, 5.00%, 07/01/20	1,225	1,264,420
First Series, 5.00%, 03/15/21	1,000	1,059,500
First Series, 5.00%, 07/01/21	1,000	1,070,640
First Series, 5.00%, 08/15/21	1,600	1,720,528
First Series, 5.00%, 04/01/22	1,500	1,648,710
First Series, 5.00%, 07/01/22	1,445	1,601,869
First Series, 5.00%, 08/15/22	2,000	2,223,260
First Series, 5.00%, 01/01/23	2,675	3,011,007
First Series, 5.00%, 04/01/23	2,015	2,286,682
First Series, 5.00%, 01/01/24	2,000	2,324,620
First Series, 5.00%, 03/01/24	450	525,785
First Series, 5.00%, 07/01/24	640	755,533
Second Series, 5.00%, 09/15/20	2,135	2,220,763
Second Series, 5.00%, 01/15/21	3,500	3,685,710
Second Series, 5.00%, 09/15/21	3,000	3,237,960
Second Series, 5.00%, 01/15/22	4,385	4,784,649
Second Series, 5.00%, 10/15/23	495	571,522
Delaware River Port Authority RB
5.00%, 01/01/21	750	788,662
5.00%, 01/01/23	1,000	1,127,350
5.00%, 01/01/24	200	232,922
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20 (Call 09/20/19)	505	511,171
Series B, 5.00%, 01/01/20 (Call 09/20/19)	720	728,798

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission RB 5.00%, 06/01/20	$500	$514,355
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,200,095
Series B-1, 5.00%, 12/01/37 (PR 06/01/20)	4,650	4,693,896
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,000	2,019,480
Series D, 5.50%, 12/01/41 (PR 12/01/20)	5,000	5,053,200

		74,564,261

South Carolina — 0.2%
City of Charleston SC Waterworks &Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/22)	1,055	1,110,103
Greenville County School District RB
4.63%, 12/01/20 (AGC)	325	339,332
5.50%, 12/01/19.	2,000	2,021,440
South Carolina Transportation Infrastructure Bank RB, 5.00%, 10/01/24	2,000	2,379,160

		5,850,035

Tennessee — 1.2%
City of Memphis TN GO, Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,000	2,064,700
County of Shelby TN GO
Series A, 5.00%, 04/01/20	1,500	1,534,305
Series A, 5.00%, 03/01/23	500	567,725
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,165	1,292,509
5.00%, 07/01/23	1,000	1,147,240
5.00%, 07/01/23 (Call 07/01/22)	965	1,071,189
5.00%, 01/01/24.	3,000	3,493,830
Series A, 5.00%, 01/01/33 (PR 01/01/24)	4,750	5,348,167
State of Tennessee GO
Series A, 5.00%, 08/01/20	375	388,665
Series A, 5.00%, 08/01/21	6,770	7,284,588
Series A, 5.00%, 08/01/22	3,400	3,784,982

		27,977,900

Texas — 7.9%
Central Texas Regional Mobility Authority RB, Series B, 5.00%, 01/01/45 (Put 07/01/20)(b)(c)	500	514,605
Central Texas Turnpike System RB 0.00%, 08/15/21 (AMBAC)(a)	3,375	3,285,124
Series A, 5.00%, 08/15/42 (Put 04/01/20)(b)(c)	1,450	1,480,957
City of Dallas TX GOL 5.00%, 02/15/21	1,600	1,688,624
Series A, 5.00%, 02/15/20	1,295	1,317,287
City of Garland TX GOL, 5.00%, 02/15/21	1,005	1,062,315
City of Houston TX Combined Utility System Revenue RB 5.00%, 05/15/24	3,365	3,958,519
Series C, 5.00%, 05/15/20	1,000	1,027,350
City of Houston TX GOL
Series A, 5.00%, 03/01/20 (Call 10/11/19)	40	40,160
Series A, 5.00%, 03/01/23	1,500	1,696,005
City of San Antonio Texas Electric &Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,500	1,531,665
5.00%, 02/01/20	9,900	10,060,083
5.00%, 02/01/21	3,000	3,166,500
5.00%, 02/01/22	3,565	3,899,504
5.25%, 02/01/24	5,420	6,394,841
Series B, 2.00%, 02/01/33 (Put 06/01/21)(b)(c)	500	505,150
City of San Antonio Texas GOL, 5.00%, 02/01/20	1,500	1,524,120

S C H E D U L E S O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/21	$1,500	$1,583,250
County of Harris TX GOL, 5.00%, 10/01/21 (Call 10/01/20)	135	140,727
Cypress-Fairbanks Independent School District GO, Series A-3, 3.00%, 02/15/43 (Put 08/17/20) (PSF)(b)(c)	810	823,227
Fort Worth Independent School District GO
5.00%, 02/15/20 (PSF)	3,470	3,531,280
5.00%, 02/15/21 (PSF)	1,325	1,400,167
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,075	2,369,671
Houston Independent School District GOL
2.25%, 06/01/39 (Put 06/01/22) (PSF)(b)(c)	1,000	1,024,780
5.00%, 02/15/22 (PSF)	1,780	1,948,762
Series A, 5.00%, 02/15/20 (PSF)	5,000	5,087,650
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,848,490
Leander Independent School District GO
0.00%, 08/15/42 (PR 08/15/24) (PSF)(a)	5,000	1,808,050
0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	4,000	1,283,640
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	1,350	1,296,094
Series A, 5.00%, 08/15/20 (PSF)	5,000	5,186,600
Mesquite Independent School District GO, Series E, 5.00%, 08/15/20 (PSF)	100	103,732
North Texas Tollway Authority RB
5.00%, 01/01/23	1,500	1,687,365
5.00%, 01/01/24	1,500	1,740,705
5.00%, 09/01/31 (PR 09/01/22)	2,820	3,034,912
6.00%, 01/01/38 (PR 01/01/22)	5,225	5,559,348
Series A, 5.00%, 01/01/20	1,750	1,772,225
Series A, 5.00%, 01/01/21	500	525,775
Series A, 5.00%, 01/01/22	2,250	2,451,735
Series A, 5.00%, 01/01/23	1,200	1,351,980
Series A, 5.50%, 09/01/36 (PR 09/01/21)	1,000	1,086,030
Series B, 5.00%, 01/01/23	250	281,228
Series D, 5.00%, 09/01/28 (PR 09/01/22)	2,500	2,690,525
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,725,437
Series D, 5.25%, 09/01/27 (PR 09/01/22)	2,540	2,746,045
Northside Independent School District GO
1.45%, 06/01/47 (Put 06/01/20) (PSF)(b)(c)	1,000	1,001,610
2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,053,450
Plano Independent School District GO, Series B, 5.00%, 02/15/21 (PSF)	2,325	2,456,897
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,000	1,170,570
San Antonio Water System RB, Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	815,064
State of Texas GO
4.00%, 08/27/20	2,000	2,055,420
5.00%, 10/01/19	7,660	7,682,750
5.00%, 04/01/20	735	751,765
5.00%, 10/01/20	1,335	1,391,804
5.00%, 04/01/21	250	265,545
5.00%, 10/01/21	3,000	3,239,850
5.00%, 04/01/22	1,200	1,318,968
5.00%, 10/01/22	4,440	4,963,831
5.00%, 04/01/23	1,925	2,188,167
5.00%, 10/01/24 (Call 04/01/24)	4,000	4,695,320
Series A, 5.00%, 10/01/19	1,000	1,002,970

Security	Par (000)	Value

Texas (continued)
Texas State University System RB
Series A, 5.00%, 03/15/20	$3,000	$3,063,000
Series A, 5.00%, 03/15/21	1,250	1,324,575
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/20	9,500	9,904,225
5.00%, 10/01/21	1,120	1,211,470
5.00%, 10/01/22	2,000	2,239,180
5.00%, 10/01/24	3,735	4,455,295
Series A, 5.00%, 10/01/19	750	752,228
Series A, 5.00%, 04/01/21	2,615	2,777,601
Series A, 5.00%, 10/01/21	2,380	2,574,375
Series A, 5.00%, 04/01/22	2,050	2,255,984
Series A, 5.00%, 04/01/23	4,470	5,084,491
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,114,410
Series A, 5.00%, 08/15/23	3,000	3,456,780
Series B, 5.00%, 08/15/20	1,000	1,037,420
Series B, 5.00%, 08/15/22	2,125	2,368,121
Series B, 5.38%, 08/15/23	605	705,866
Series D, 5.00%, 08/15/21	3,400	3,659,522
Series D, 5.00%, 08/15/24	2,000	2,376,280
Series I, 5.00%, 08/15/21	750	807,248

		190,464,291

Utah — 1.4%
Intermountain Power Agency RB
5.00%, 07/01/21.	2,560	2,740,839
Series A, 5.00%, 07/01/22	2,000	2,215,360
State of Utah GO
5.00%, 07/01/22	2,400	2,665,512
5.00%, 07/01/23	1,955	2,247,624
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,660	2,850,908
Series A, 4.00%, 07/01/21	1,000	1,053,920
Series A, 5.00%, 07/01/20	2,800	2,891,756
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,891,481
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/24) (SAP)	10,000	11,516,900

		35,074,300

Virginia — 3.1%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	800	916,904
Commonwealth of Virginia GO
4.00%, 06/01/23	1,000	1,110,250
5.00%, 06/01/20	2,000	2,058,940
5.00%, 06/01/22	1,000	1,107,720
5.00%, 06/01/23	715	820,026
County of Fairfax VA GO
5.00%, 04/01/24 (SAW)	5,000	5,884,050
Series B, 5.00%, 10/01/22 (SAW)	250	279,898
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,554,400
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	1,980	1,992,494
University of Virginia RB, Series B, 5.00%, 08/01/21	440	472,921
Virginia College Building Authority RB
5.00%, 02/01/21	450	474,844
5.00%, 02/01/24	1,000	1,168,180
Series A, 5.00%, 02/01/28 (PR 02/01/24)	1,100	1,245,882
Series E, 5.00%, 02/01/23	6,715	7,593,591
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,025	1,186,919
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,070,683

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
5.00%, 03/15/24	$1,240	$1,455,971
5.00%, 09/15/24	3,765	4,491,043
5.00%, 05/15/25 (PR 11/15/21) (SAP)	3,000	3,200,340
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,333,900
5.00%, 05/15/32 (PR 11/15/21) (SAP)	1,250	1,333,475
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,055	1,125,453
Series A, 5.00%, 05/15/23	725	830,255
Series A, 5.00%, 05/15/24	1,795	2,118,818
Virginia Public Building Authority RB, 4.00%, 08/01/28 (PR 08/01/24)	8,675	9,659,439
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,500	2,567,175
5.00%, 08/01/20	5,000	5,179,400
5.00%, 08/01/22 (SAW)	3,915	4,358,295

		75,591,266

Washington — 2.9%
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 02/01/20	1,500	1,524,255
Energy Northwest RB
Series A, 5.00%, 07/01/20	2,145	2,214,927
Series A, 5.00%, 07/01/21	5,395	5,781,175
Series A, 5.00%, 07/01/22	1,195	1,326,498
Series A, 5.00%, 07/01/22 (Call 07/01/21)	3,250	3,482,667
Series A, 5.00%, 07/01/23	1,325	1,520,093
Series A, 5.00%, 07/01/23 (Call 07/01/21)	1,755	1,879,640
State of Washington GO
5.00%, 02/01/20	1,000	1,016,120
5.00%, 07/01/23	380	435,643
5.00%, 07/01/23 (Call 07/01/22)	1,200	1,331,700
5.00%, 08/01/23	2,000	2,299,100
5.00%, 07/01/24 (Call 07/01/22)	375	416,044
5.00%, 07/01/24 (Call 07/01/23)	4,020	4,611,905
5.00%, 08/01/24	2,805	3,327,207
Series 2010E, 5.00%, 02/01/20	2,500	2,540,300
Series 2011A, 5.00%, 08/01/33 (PR 08/01/21)	4,000	4,143,520
Series 2016-A, 5.00%, 07/01/21	2,250	2,410,627
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	215,004
Series B, 5.00%, 07/01/22	2,815	3,123,946
Series B, 5.00%, 07/01/23	1,160	1,329,859
Series C, 5.00%, 07/01/23 (Call 07/01/20)	2,505	2,586,237
Series C, 5.50%, 07/01/23	715	803,546
Series R, 5.00%, 07/01/23	5,000	5,732,150
Series R-2011A, 5.00%, 01/01/21	1,000	1,052,100
Series R-2011B, 5.00%, 07/01/20	520	536,910
Series R-2012C, 5.00%, 07/01/20	1,000	1,032,520
Series R-2015, 5.00%, 07/01/20	470	485,284
Series R-2015, 5.00%, 07/01/21	1,000	1,071,390
Series R-2015-C, 5.00%, 07/01/20	1,000	1,032,520
Series R-2015E, 5.00%, 07/01/20	2,250	2,323,170
Series R-2017A, 5.00%, 08/01/20	850	880,422
Series R-2017A, 5.00%, 08/01/21	2,625	2,820,877
State of Washington RB 5.00%, 09/01/19	500	500,000

Security	Par/ Shares (000)	Value

Washington (continued)
5.00%, 09/01/20	$1,010	$1,049,047
5.00%, 09/01/21	710	764,819
Series F, 5.00%, 09/01/20	1,045	1,085,400
Series F, 5.00%, 09/01/22	1,405	1,566,364

		70,252,986

Wisconsin — 2.4%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 1, 5.00%, 06/01/20, (ETM)	3,060	3,147,394
State of Wisconsin GO
5.00%, 11/01/20	4,500	4,705,110
5.00%, 05/01/22 (Call 05/01/21)	1,000	1,065,140
5.00%, 05/01/24 (Call 05/01/23)	115	131,168
Series 1, 5.00%, 05/01/20	1,000	1,025,970
Series 1, 5.00%, 11/01/20	465	486,195
Series 1, 5.00%, 05/01/21	1,950	2,076,945
Series 1, 5.00%, 11/01/21	2,000	2,169,360
Series 1, 5.00%, 05/01/23	2,000	2,281,960
Series 1, 5.00%, 11/01/23	940	1,090,165
Series 2, 5.00%, 11/01/19	2,175	2,188,594
Series 2, 5.00%, 11/01/20	5,000	5,227,900
Series 2, 5.00%, 11/01/21	2,000	2,169,360
Series 2, 5.00%, 11/01/22	11,045	12,393,594
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	225	243,850
Series 4, 5.00%, 05/01/20	3,750	3,847,387
State of Wisconsin RB, 5.00%, 05/01/22	6,000	6,620,340
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,250	2,410,200
Series 1, 5.00%, 07/01/22	1,765	1,959,221
Series A, 5.00%, 07/01/20 (AGM)	2,120	2,189,472
Series I, 5.00%, 07/01/20 (NPFGC)	1,605	1,657,596

		59,086,921

Total Municipal Debt Obligations — 99.1% (Cost: $2,368,011,039)		2,399,888,813

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 1.20%(d)(e)	339	339,004

Total Short-Term Investments — 0.0% (Cost: $338,763)		339,004

Total Investments in Securities — 99.1% (Cost: $2,368,349,802)		2,400,227,817

Other Assets, Less Liabilities — 0.9%		21,323,433

Net Assets — 100.0%		$2,421,551,250

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

S C H E D U L E S O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term National Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	1,972	(1,633)	339	$339,004	$85,525	$(76)		$(144)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$2,399,888,813	$—	$2,399,888,813
Money Market Funds	339,004	—	—	339,004

	$339,004	$2,399,888,813	$—	$2,400,227,817

See notes to financial statements.

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

August 31, 2019

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,349,544,335	$13,890,906,239	$420,299,455	$2,399,888,813
Affiliated(b)	12,199,570	166,604,809	11,064,304	339,004
Receivables:
Capital shares sold	24,719,820	—	—	—
Dividends	19,455	162,901	9,459	15,199
Interest	14,574,274	147,298,820	4,546,680	28,041,723

Total assets	1,401,057,454	14,204,972,769	435,919,898	2,428,284,739

LIABILITIES
Payables:
Investments purchased	24,682,198	39,686,222	3,367,685	6,591,551
Investment advisory fees	280,008	822,986	89,521	141,938

Total liabilities	24,962,206	40,509,208	3,457,206	6,733,489

NET ASSETS	$1,376,095,248	$14,164,463,561	$432,462,692	$2,421,551,250

NET ASSETS CONSIST OF:
Paid-in capital	$1,299,472,061	$13,397,686,908	$410,807,544	$2,387,819,576
Accumulated earnings	76,623,187	766,776,653	21,655,148	33,731,674

NET ASSETS	$1,376,095,248	$14,164,463,561	$432,462,692	$2,421,551,250

Shares outstanding	22,300,000	123,000,000	7,500,000	22,650,000

Net asset value	$61.71	$115.16	$57.66	$106.91

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$1,274,734,419	$13,127,824,137	$399,217,072	$2,368,011,039
(b) Investments, at cost — Affiliated	$12,199,570	$166,607,882	$11,064,304	$338,763

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	75

Statements of Operations  (unaudited)

Six Months Ended August 31, 2019

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$70,003	$857,484	$44,637	$85,525
Interest — Unaffiliated	14,230,816	163,011,932	4,719,536	19,183,077

Total investment income	14,300,819	163,869,416	4,764,173	19,268,602

EXPENSES
Investment advisory fees	1,522,630	4,498,061	475,950	803,124

Total expenses	1,522,630	4,498,061	475,950	803,124

Net investment income	12,778,189	159,371,355	4,288,223	18,465,478

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	30,227	4,280,783	(13,200)	(59,197)
Investments — Affiliated	—	11,610	—	(76)
In-kind redemptions — Unaffiliated	—	3,802,861	—	—

Net realized gain (loss)	30,227	8,095,254	(13,200)	(59,273)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	60,854,987	601,540,027	17,102,559	26,316,814
Investments — Affiliated	—	(5,043)	—	(144)

Net change in unrealized appreciation (depreciation)	60,854,987	601,534,984	17,102,559	26,316,670

Net realized and unrealized gain	60,885,214	609,630,238	17,089,359	26,257,397

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,663,403	$769,001,593	$21,377,582	$44,722,875

See notes to financial statements.

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,778,189	$22,551,710	$159,371,355	$255,061,402
Net realized gain (loss)	30,227	(1,360,540)	8,095,254	(5,799,194)
Net change in unrealized appreciation (depreciation)	60,854,987	9,174,256	601,534,984	137,231,913

Net increase in net assets resulting from operations	73,663,403	30,365,426	769,001,593	386,494,121

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,610,061)	(22,233,307)	(158,710,366)	(248,223,956)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	220,683,797	200,110,203	2,142,029,926	2,191,868,467

NET ASSETS
Total increase in net assets	281,737,139	208,242,322	2,752,321,153	2,330,138,632
Beginning of period	1,094,358,109	886,115,787	11,412,142,408	9,082,003,776

End of period	$1,376,095,248	$1,094,358,109	$14,164,463,561	$11,412,142,408

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Changes in Net Assets  (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,288,223	$7,719,773	$18,465,478	$24,794,084
Net realized loss	(13,200)	(95,844)	(59,273)	(678,053)
Net change in unrealized appreciation (depreciation)	17,102,559	3,085,991	26,316,670	15,606,041

Net increase in net assets resulting from operations	21,377,582	10,709,920	44,722,875	39,722,072

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,284,689)	(7,672,306)	(18,467,498)	(23,353,462)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	70,851,536	46,323,597	223,261,777	618,874,729

NET ASSETS
Total increase in net assets	87,944,429	49,361,211	249,517,154	635,243,339
Beginning of period	344,518,263	295,157,052	2,172,034,096	1,536,790,757

End of period	$432,462,692	$344,518,263	$2,421,551,250	$2,172,034,096

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Six Months Ended 08/31/19		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/19	02/28/18 (a)	02/28/17 (a)	02/29/16 (a)	02/28/15 (a)

Net asset value, beginning of period	$58.68		$58.11	$58.06	$59.43	$58.83	$56.71

Net investment income(b)	0.63		1.28	1.25	1.30	1.46	1.65
Net realized and unrealized gain (loss)(c)	3.03		0.56	0.04	(1.41)	0.64	2.11

Net increase (decrease) from investment operations	3.66		1.84	1.29	(0.11)	2.10	3.76

Distributions(d)
From net investment income		(0.63)	(1.27)	(1.24)	(1.26)	(1.50)	(1.64)

Total distributions		(0.63)	(1.27)	(1.24)	(1.26)	(1.50)	(1.64)

Net asset value, end of period	$61.71		$58.68	$58.11	$58.06	$59.43	$58.83

Total Return
Based on net asset value	6.28	%(e)	3.22%	2.21%	(0.21)%	3.69%	6.65%

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.10	%(f)	2.20%	2.12%	2.19%	2.49%	2.83%

Supplemental Data
Net assets, end of period (000)	$1,376,095		$1,094,358	$886,116	$725,797	$505,177	$382,373

Portfolio turnover rate(g)	6	%(e)	32%	32%	25%	8%	6%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$109.84		$108.64	$108.92	$111.33	$110.30	$107.15

Net investment income(a)	1.40		2.77	2.51	2.48	2.67	2.99
Net realized and unrealized gain (loss)(b)	5.33		1.14	(0.29)	(2.51)	1.12	3.14

Net increase (decrease) from investment operations	6.73		3.91	2.22	(0.03)	3.79	6.13

Distributions(c)
From net investment income		(1.41)	(2.71)	(2.50)	(2.38)	(2.76)	(2.98)

Total distributions		(1.41)	(2.71)	(2.50)	(2.38)	(2.76)	(2.98)

Net asset value, end of period	$115.16		$109.84	$108.64	$108.92	$111.33	$110.30

Total Return
Based on net asset value	6.17	%(d)	3.67%	2.04%	(0.05)%	3.54%	5.76%

Ratios to Average Net Assets
Total expenses	0.07	%(e)	0.12%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.07	%(e)	0.11%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.48	%(e)	2.55%	2.28%	2.23%	2.44%	2.74%

Supplemental Data
Net assets, end of period (000)	$14,164,464		$11,412,142	$9,082,004	$7,831,526	$6,268,018	$4,511,068

Portfolio turnover rate(f)	5	%(d)	10%	10%	8%	10%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Six Months Ended 08/31/19		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/19	02/28/18 (a)	02/28/17 (a)	02/29/16 (a)	02/28/15 (a)

Net asset value, beginning of period	$55.12		$54.66	$55.04	$56.36	$55.76	$54.02

Net investment income(b)	0.64		1.36	1.34	1.34	1.44	1.55
Net realized and unrealized gain (loss)(c)	2.55		0.46	(0.35)	(1.34)	0.61	1.75

Net increase from investment operations	3.19		1.82	0.99	0.00	2.05	3.30

Distributions(d)
From net investment income		(0.65)	(1.36)	(1.32)	(1.32)	(1.45)	(1.56)
From net realized gain	—		—	(0.05)	—	—	—

Total distributions		(0.65)	(1.36)	(1.37)	(1.32)	(1.45)	(1.56)

Net asset value, end of period	$57.66		$55.12	$54.66	$55.04	$56.36	$55.76

Total Return
Based on net asset value	5.82	%(e)	3.39%	1.79%	(0.01)%	3.79%	6.13%

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.25	%(f)	2.49%	2.40%	2.38%	2.60%	2.82%

Supplemental Data
Net assets, end of period (000)	$432,463		$344,518	$295,157	$242,190	$219,805	$167,265

Portfolio turnover rate(g)	5	%(e)	19%	31%	21%	11%	8%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$105.70		$104.90	$105.74	$106.40	$106.06	$106.55

Net investment income(a)	0.86		1.52	1.03	0.84	0.81	0.80
Net realized and unrealized gain (loss)(b)	1.22		0.72	(0.86)	(0.71)	0.35	(0.49)

Net increase from investment operations	2.08		2.24	0.17	0.13	1.16	0.31

Distributions(c)
From net investment income		(0.87)	(1.44)	(1.01)	(0.79)	(0.82)	(0.80)

Total distributions		(0.87)	(1.44)	(1.01)	(0.79)	(0.82)	(0.80)

Net asset value, end of period	$106.91		$105.70	$104.90	$105.74	$106.40	$106.06

Total Return
Based on net asset value	1.97	%(d)	2.15%	0.16%	0.14%	1.13%	0.26%

Ratios to Average Net Assets
Total expenses	0.07	%(e)	0.12%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.07	%(e)	0.11%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.61	%(e)	1.45%	0.97%	0.79%	0.76%	0.76%

Supplemental Data
Net assets, end of period (000)	$2,421,551		$2,172,034	$1,536,791	$1,438,050	$1,010,753	$890,876

Portfolio turnover rate(f)	12	%(d)	24%	21%	19%	23%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
California Muni Bond	$1,069,205,295
National Muni Bond	11,168,869,367
New York Muni Bond	338,404,750
Short-Term National Muni Bond	2,152,330,803

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

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Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
California Muni Bond	0.25%
National Muni Bond	0.07
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”).

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

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Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$286,649,038	$73,677,112
National Muni Bond	1,533,880,709	620,223,149
New York Muni Bond	84,475,440	17,039,149
Short-Term National Muni Bond	504,207,176	255,159,185

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
National Muni Bond	$1,431,907,448	$187,050,687
Short-Term National Muni Bond	40,169,311	—

6. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
California Muni Bond	$356,099
National Muni Bond	31,297,973
New York Muni Bond	104,043
Short-Term National Muni Bond	1,161,059

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$1,286,967,986	$74,900,279	$(124,360)	$74,775,919
National Muni Bond	13,294,575,312	763,520,219	(584,483)	762,935,736
New York Muni Bond	410,281,990	21,100,166	(18,397)	21,081,769
Short-Term National Muni Bond	2,368,381,266	32,127,521	(280,970)	31,846,551

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a municipal bond fund concentrates its investments in issuers located in a single state, it assumes the risk that economic, regulatory, political or social conditions affecting that state could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount

California Muni Bond
Shares sold	3,650,000	$220,683,797	5,100,000	$297,935,341
Shares redeemed	—	—	(1,700,000)	(97,825,138)

Net increase	3,650,000	$220,683,797	3,400,000	$200,110,203

National Muni Bond
Shares sold	22,000,000	$2,466,437,074	35,300,000	$3,820,998,888
Shares redeemed	(2,900,000)	(324,407,148)	(15,000,000)	(1,629,130,421)

Net increase	19,100,000	$2,142,029,926	20,300,000	$2,191,868,467

New York Muni Bond
Shares sold	1,250,000	$70,851,536	850,000	$46,323,597

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount

Short-Term National Muni Bond
Shares sold	2,100,000	$223,261,777	6,400,000	$671,135,283
Shares redeemed	—	—	(500,000)	(52,260,554)

Net increase	2,100,000	$223,261,777	5,900,000	$618,874,729

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Board Review and Approval of Investment Advisory Contract

iShares California Muni Bond ETF and iShares New York Muni Bond ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares National Muni Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and

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Board Review and Approval of Investment Advisory Contract  (continued)

shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

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Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Short-Term National Muni Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

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Board Review and Approval of Investment Advisory Contract  (continued)

(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond(a)	$0.632499	$—	$0.002004	$0.634503	100%	—%	0	%(b)	100%
National Muni Bond(a)	1.406410	—	0.005382	1.411792	100	—	0	(b)	100
New York Muni Bond(a)	0.640029	—	0.007531	0.647560	99	—	1		100
Short-Term National Muni Bond(a)	0.861703	—	0.004031	0.865734	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. — Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOI	General Obligation of the Issuer

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

TA	Tax Allocation

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-206-0819

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶ iShares	Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ

▶  iShares Short-Term Corporate Bond ETF  |  IGSB  |  NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Fund Summary as of August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofAML US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.79%	13.00%	4.23%	5.36%	13.00%	23.03%	68.52%
Fund Market	10.64	12.99	4.21	5.20	12.99	22.93	66.09
Index(a)	10.91	13.20	4.42	5.59	13.20	24.17	72.28

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,107.90	$0.32		$1,000.00	$1,024.80	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	1.9%
Aa	8.0
A	36.9
Baa	48.7
Ba	2.6
Not Rated	1.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-5 Years	35.7%
5-10 Years	30.5
10-15 Years	3.1
15-20 Years	7.4
More than 20 Years	23.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of August 31, 2019	iShares® Short-Term Corporate Bond ETF

Investment Objective

The iShares Short-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofAML 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.47%	6.68%	2.20%	2.31%	6.68%	11.49%	25.65%
Fund Market	4.37	6.72	2.21	2.14	6.72	11.55	23.56
Index(a)	4.52	6.87	2.43	2.64	6.87	12.77	29.77

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 1-5 Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,044.70	$0.31		$1,000.00	$1,024.80	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	1.4%
Aa	12.0
A	38.6
Baa	44.4
Ba	1.6
Not Rated	2.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.1%
1-2 Years	27.5
2-3 Years	24.7
3-4 Years	26.3
4-5 Years	20.2
5-6 Years	1.1
9-10 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$290	$297,935
3.75%, 02/15/23(a)	1,007	1,058,836
4.00%, 03/15/22	219	227,394
4.20%, 04/15/24	50	54,038
4.65%, 10/01/28 (Call 07/01/28)	410	465,336
5.40%, 10/01/48 (Call 04/01/48)	250	303,440
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	911	967,235
3.63%, 05/01/22	1,136	1,182,021
3.65%, 11/01/24 (Call 08/01/24)	935	989,515
WPP Finance 2010
3.63%, 09/07/22	350	362,002
3.75%, 09/19/24(a)	800	836,207
4.75%, 11/21/21	1,440	1,511,482

		8,255,441

Aerospace & Defense — 1.8%
Airbus Finance BV, 2.70%, 04/17/23(b)	450	459,352
BAE Systems Holdings Inc.
3.85%, 12/15/25 (Call 09/15/25)(b)	300	317,678
4.75%, 10/07/44(b)	250	301,339
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	50	49,719
2.13%, 03/01/22 (Call 02/01/22)	691	693,885
2.20%, 10/30/22 (Call 08/30/22)	525	527,218
2.35%, 10/30/21	225	226,659
2.60%, 10/30/25 (Call 07/30/25)(a)	560	573,041
2.80%, 03/01/23 (Call 02/01/23)	440	450,782
2.80%, 03/01/24 (Call 02/01/24)	600	618,488
2.80%, 03/01/27 (Call 12/01/26)	205	211,494
2.85%, 10/30/24 (Call 07/30/24)	490	505,860
2.95%, 02/01/30 (Call 11/01/29)	205	213,705
3.10%, 05/01/26 (Call 03/01/26)	400	422,654
3.20%, 03/01/29 (Call 12/01/28)	75	79,848
3.25%, 03/01/28 (Call 12/01/27)	615	657,481
3.38%, 06/15/46 (Call 12/15/45)(a)	240	245,970
3.45%, 11/01/28 (Call 08/01/28)	370	401,024
3.50%, 03/01/39 (Call 09/01/38)	415	444,754
3.50%, 03/01/45 (Call 09/01/44)(a)	375	387,146
3.55%, 03/01/38 (Call 09/01/37)	425	453,999
3.60%, 05/01/34 (Call 02/01/34)	60	66,315
3.63%, 03/01/48 (Call 09/01/47)	75	80,738
3.75%, 02/01/50 (Call 08/01/49)(a)	225	250,013
3.85%, 11/01/48 (Call 05/01/48)	440	495,232
3.95%, 08/01/59 (Call 02/01/59)	1,000	1,129,188
5.88%, 02/15/40	779	1,089,293
6.88%, 03/15/39	148	223,898
7.95%, 08/15/24(a)	685	865,137
Embraer Netherlands Finance BV
5.05%, 06/15/25(a)	854	935,397
5.40%, 02/01/27	665	750,203
Embraer SA, 5.15%, 06/15/22	500	530,312
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	413	412,530
2.13%, 08/15/26 (Call 05/15/26)	975	980,564
2.25%, 11/15/22 (Call 08/15/22)	481	486,661
2.63%, 11/15/27 (Call 08/15/27)	425	441,251
3.00%, 05/11/21(a)	1,420	1,447,219

Security	Par (000)	Value

Aerospace & Defense (continued)
3.38%, 05/15/23 (Call 04/15/23)	$275	$289,329
3.50%, 05/15/25 (Call 03/15/25)	705	758,754
3.75%, 05/15/28 (Call 02/15/28)(a)	650	732,741
3.88%, 07/15/21 (Call 04/15/21)(a)	276	284,987
L3 Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	125	131,681
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	220	235,900
3.85%, 06/15/23 (Call 05/15/23)(b)	325	343,317
3.95%, 05/28/24 (Call 02/28/24)(b)	242	258,444
4.40%, 06/15/28 (Call 03/15/28)(a)	25	28,253
4.40%, 06/15/28 (Call 03/15/28)(b)	370	418,142
4.85%, 04/27/35 (Call 10/27/34)	320	382,779
5.05%, 04/27/45 (Call 10/27/44)(a)	637	812,399
6.15%, 12/15/40	100	139,644
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	25	25,133
2.90%, 03/01/25 (Call 12/01/24)	955	995,410
3.10%, 01/15/23 (Call 11/15/22)	800	830,239
3.35%, 09/15/21	713	732,221
3.55%, 01/15/26 (Call 10/15/25)	1,088	1,179,965
3.60%, 03/01/35 (Call 09/01/34)	297	327,132
3.80%, 03/01/45 (Call 09/01/44)	710	807,900
4.07%, 12/15/42(a)	829	976,768
4.09%, 09/15/52 (Call 03/15/52)	965	1,163,674
4.50%, 05/15/36 (Call 11/15/35)	602	730,026
4.70%, 05/15/46 (Call 11/15/45)	799	1,041,265
Series B, 6.15%, 09/01/36(a)	175	246,958
Northrop Grumman Corp.
2.08%, 10/15/20	200	200,128
2.55%, 10/15/22 (Call 09/15/22)(a)	1,125	1,142,452
2.93%, 01/15/25 (Call 11/15/24)	1,093	1,131,268
3.20%, 02/01/27 (Call 11/01/26)	1,081	1,143,515
3.25%, 08/01/23	430	450,065
3.25%, 01/15/28 (Call 10/15/27)	1,083	1,150,150
3.50%, 03/15/21	407	415,736
3.85%, 04/15/45 (Call 10/15/44)	856	959,344
4.03%, 10/15/47 (Call 04/15/47)	590	683,775
4.75%, 06/01/43	350	432,436
5.05%, 11/15/40	475	591,565
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	36,944
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	573	580,413
3.13%, 10/15/20	819	829,036
4.20%, 12/15/44 (Call 06/15/44)	455	548,727
4.70%, 12/15/41	50	63,417
4.88%, 10/15/40	305	392,641
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	275	279,761
3.10%, 11/15/21 (Call 08/15/21)	149	151,749
3.20%, 03/15/24 (Call 01/15/24)	281	291,964
3.50%, 03/15/27 (Call 12/15/26)	1,398	1,503,195
3.70%, 12/15/23 (Call 09/15/23)	275	290,844
4.35%, 04/15/47 (Call 10/15/46)	735	867,339
4.80%, 12/15/43 (Call 06/15/43)	498	608,077
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	725	760,688
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	39	42,846
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	1,990	1,988,802
2.30%, 05/04/22 (Call 04/04/22)	300	302,606
2.65%, 11/01/26 (Call 08/01/26)	625	646,907

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
2.80%, 05/04/24 (Call 03/04/24)	$680	$700,656
3.10%, 06/01/22	921	950,409
3.13%, 05/04/27 (Call 02/04/27)	425	449,995
3.35%, 08/16/21	188	192,779
3.65%, 08/16/23 (Call 07/16/23)	1,055	1,119,615
3.75%, 11/01/46 (Call 05/01/46)	930	1,032,069
3.95%, 08/16/25 (Call 06/16/25)	684	751,261
4.05%, 05/04/47 (Call 11/04/46)(a)	275	318,096
4.13%, 11/16/28 (Call 08/16/28)(a)	1,880	2,150,525
4.15%, 05/15/45 (Call 11/16/44)	541	626,189
4.45%, 11/16/38 (Call 05/16/38)	500	607,111
4.50%, 06/01/42	1,650	1,991,163
4.63%, 11/16/48 (Call 05/16/48)	799	1,008,744
5.40%, 05/01/35	250	322,203
5.70%, 04/15/40	450	607,471
6.05%, 06/01/36	295	400,362
6.13%, 07/15/38	515	724,114
6.70%, 08/01/28	150	198,339
7.50%, 09/15/29	75	106,053

		65,042,652

Agriculture — 1.2%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	435	432,773
2.85%, 08/09/22	1,155	1,177,328
3.49%, 02/14/22	390	402,880
3.80%, 02/14/24 (Call 01/14/24)	170	180,041
3.88%, 09/16/46 (Call 03/16/46)	1,118	1,097,691
4.00%, 01/31/24(a)	1,095	1,169,363
4.25%, 08/09/42	465	479,164
4.40%, 02/14/26 (Call 12/14/25)	360	394,651
4.75%, 05/05/21(a)	1,431	1,492,835
4.80%, 02/14/29 (Call 11/14/28)	1,175	1,328,027
5.38%, 01/31/44	885	1,046,584
5.80%, 02/14/39 (Call 08/14/38)(a)	1,380	1,702,357
5.95%, 02/14/49 (Call 08/14/48)(a)	1,140	1,463,470
6.20%, 02/14/59 (Call 08/14/58)	238	305,977
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	640	656,163
3.38%, 03/15/22 (Call 02/15/22)(a)	880	912,532
4.02%, 04/16/43(a)	485	559,566
4.48%, 03/01/21	50	51,872
4.50%, 03/15/49 (Call 09/15/48)	625	799,032
5.77%, 03/01/41(c)	475	668,480
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	703	711,698
3.22%, 08/15/24 (Call 06/15/24)	940	965,843
3.56%, 08/15/27 (Call 05/15/27)	1,235	1,265,309
4.39%, 08/15/37 (Call 02/15/37)	1,540	1,549,467
4.54%, 08/15/47 (Call 02/15/47)	1,205	1,208,164
BAT International Finance PLC, 3.25%, 06/07/22(b)	550	562,718
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	570	576,721
3.25%, 08/15/26 (Call 05/15/26)(a)	904	902,666
3.75%, 09/25/27 (Call 06/25/27)(a)	350	361,041
4.35%, 03/15/24 (Call 02/15/24)	475	507,061
Cargill Inc.
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	350	378,292
3.88%, 05/23/49 (Call 11/23/48)(b)	250	293,785
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	500	512,524

Security	Par (000)	Value

Agriculture (continued)
3.75%, 07/21/22 (Call 05/21/22)(a)(b)	$400	$413,747
3.88%, 07/26/29 (Call 04/26/29)(b)	500	516,539
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	384	383,378
2.13%, 05/10/23 (Call 03/10/23)	593	591,997
2.38%, 08/17/22 (Call 07/17/22)	616	621,422
2.50%, 08/22/22	347	351,202
2.50%, 11/02/22 (Call 10/02/22)	325	328,593
2.63%, 02/18/22 (Call 01/18/22)	138	139,822
2.75%, 02/25/26 (Call 11/25/25)	594	605,589
2.88%, 05/01/24 (Call 04/01/24)(a)	50	51,312
2.90%, 11/15/21	897	911,719
3.13%, 08/17/27 (Call 05/17/27)	200	209,637
3.13%, 03/02/28 (Call 12/02/27)	299	307,578
3.25%, 11/10/24	545	570,186
3.38%, 08/11/25 (Call 05/11/25)	110	115,678
3.38%, 08/15/29 (Call 05/15/29)	510	534,578
3.60%, 11/15/23	100	105,544
3.88%, 08/21/42	58	59,547
4.13%, 05/17/21	300	309,235
4.13%, 03/04/43	783	836,184
4.25%, 11/10/44	796	870,471
4.38%, 11/15/41	437	489,521
4.50%, 03/20/42	160	181,740
4.88%, 11/15/43	505	597,140
6.38%, 05/16/38	735	1,008,238
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,416	2,614,797
4.85%, 09/15/23	158	172,585
5.70%, 08/15/35 (Call 02/15/35)	535	622,399
5.85%, 08/15/45 (Call 02/15/45)	1,157	1,302,532
6.15%, 09/15/43(a)	620	734,265
7.25%, 06/15/37	224	291,867

		42,965,117

Airlines — 0.1%
Delta Air Lines Inc.
2.60%, 12/04/20	1,074	1,077,393
3.40%, 04/19/21	385	390,288
3.63%, 03/15/22 (Call 02/15/22)	868	891,867
3.80%, 04/19/23 (Call 03/19/23)	286	297,491
4.38%, 04/19/28 (Call 01/19/28)(a)	595	642,727
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	175	176,140
2.75%, 11/16/22 (Call 10/16/22)	160	162,533
3.00%, 11/15/26 (Call 08/15/26)(a)	70	71,656
3.45%, 11/16/27 (Call 08/16/27)(a)	100	105,326

		3,815,421

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	180	182,893
2.38%, 11/01/26 (Call 08/01/26)	480	493,716
3.38%, 11/01/46 (Call 05/01/46)	151	164,115
3.63%, 05/01/43 (Call 11/01/42)	525	592,172
3.88%, 11/01/45 (Call 05/01/45)	385	449,873
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	760	815,686
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	590	607,085
4.25%, 04/01/25 (Call 01/01/25)	275	284,692

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	$295	$302,284

		3,892,516

Auto Manufacturers — 2.4%
American Honda Finance Corp.
1.65%, 07/12/21(a)	555	552,356
1.70%, 09/09/21	1,100	1,095,312
2.30%, 09/09/26	882	889,695
2.40%, 06/27/24	275	279,830
2.45%, 09/24/20	220	221,079
2.60%, 11/16/22(a)	1,010	1,029,430
2.65%, 02/12/21	200	201,736
2.90%, 02/16/24	75	77,768
3.45%, 07/14/23	290	305,560
3.50%, 02/15/28	125	136,230
3.55%, 01/12/24	783	836,053
3.63%, 10/10/23(a)	250	265,746
BMW Finance NV
2.25%, 08/12/22(b)	500	501,094
2.40%, 08/14/24 (Call 07/14/24)(b)	500	500,975
2.85%, 08/14/29 (Call 05/14/29)(b)	250	253,792
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(a)(b)	100	99,293
2.00%, 04/11/21 (Call 03/11/21)(b)	1,075	1,072,328
2.25%, 09/15/23 (Call 07/15/23)(b)	75	75,066
2.80%, 04/11/26 (Call 01/11/26)(b)	625	640,768
2.95%, 04/14/22(b)	50	51,101
3.10%, 04/12/21(b)	50	50,718
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	500	518,409
3.40%, 08/13/21(b)	324	331,177
3.45%, 04/12/23 (Call 03/12/23)(b)	490	511,193
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	854	934,980
3.95%, 08/14/28 (Call 05/14/28)(b)	775	860,642
Daimler Finance North America LLC
2.00%, 07/06/21(b)	1,100	1,093,107
3.00%, 02/22/21(a)(b)	1,720	1,735,611
3.30%, 05/19/25(b)	1,175	1,213,158
3.35%, 05/04/21(a)(b)	950	965,578
3.35%, 02/22/23(b)	1,005	1,035,734
3.40%, 02/22/22(b)	475	486,690
3.45%, 01/06/27(a)(b)	545	568,787
3.65%, 02/22/24(b)	250	261,759
3.70%, 05/04/23(b)	1,180	1,232,357
3.75%, 02/22/28(a)(b)	150	160,371
4.30%, 02/22/29(a)(b)	250	280,465
8.50%, 01/18/31	1,134	1,697,296
Ford Holdings LLC, 9.30%, 03/01/30(a)	325	426,855
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	817	838,492
4.75%, 01/15/43	394	355,467
5.29%, 12/08/46 (Call 06/08/46)(a)	329	316,544
6.38%, 02/01/29(a)	450	503,647
6.63%, 10/01/28	162	184,152
7.40%, 11/01/46	528	625,836
7.45%, 07/16/31	1,030	1,218,167
Ford Motor Credit Co. LLC
2.34%, 11/02/20	500	497,797
3.10%, 05/04/23	525	520,225
3.20%, 01/15/21	1,105	1,110,438
3.22%, 01/09/22	1,660	1,664,135
3.34%, 03/18/21	545	547,913

Security	Par (000)	Value

Auto Manufacturers (continued)
3.34%, 03/28/22 (Call 02/28/22)	$955	$959,975
3.47%, 04/05/21	400	403,912
3.66%, 09/08/24(a)	1,120	1,120,187
3.81%, 01/09/24 (Call 11/09/23)	550	554,608
3.82%, 11/02/27 (Call 08/02/27)	575	558,775
4.13%, 08/04/25	745	750,758
4.14%, 02/15/23 (Call 01/15/23)	1,050	1,076,714
4.25%, 09/20/22	1,285	1,328,915
4.38%, 08/06/23	1,050	1,087,027
4.39%, 01/08/26	250	254,188
4.69%, 06/09/25 (Call 04/09/25)	250	258,671
5.11%, 05/03/29 (Call 02/03/29)	200	206,574
5.58%, 03/18/24 (Call 02/18/24)	275	295,607
5.60%, 01/07/22	1,075	1,136,795
5.75%, 02/01/21(a)	375	389,390
5.88%, 08/02/21	600	631,541
General Motors Co.
4.00%, 04/01/25	75	77,500
4.20%, 10/01/27 (Call 07/01/27)	1,407	1,450,538
4.88%, 10/02/23	400	430,228
5.00%, 10/01/28 (Call 07/01/28)	552	594,964
5.00%, 04/01/35	275	282,631
5.15%, 04/01/38 (Call 10/01/37)	355	368,078
5.20%, 04/01/45	610	621,846
5.40%, 04/01/48 (Call 10/01/47)	375	387,613
5.95%, 04/01/49 (Call 10/01/48)	490	547,456
6.25%, 10/02/43	662	744,175
6.60%, 04/01/36 (Call 10/01/35)	985	1,143,394
6.75%, 04/01/46 (Call 10/01/45)	475	565,182
General Motors Financial Co. Inc.
2.45%, 11/06/20	500	499,869
3.15%, 06/30/22 (Call 05/30/22)	565	572,754
3.20%, 07/06/21 (Call 06/06/21)	1,440	1,457,699
3.25%, 01/05/23 (Call 12/05/22)	775	787,288
3.45%, 01/14/22 (Call 12/14/21)	692	705,222
3.45%, 04/10/22 (Call 02/10/22)	775	790,364
3.50%, 11/07/24 (Call 09/07/24)	366	371,001
3.55%, 04/09/21	295	299,929
3.55%, 07/08/22	745	763,412
3.70%, 11/24/20 (Call 10/24/20)	743	753,649
3.70%, 05/09/23 (Call 03/09/23)	675	692,359
3.85%, 01/05/28 (Call 10/05/27)	339	340,790
3.95%, 04/13/24 (Call 02/13/24)(a)	775	801,509
4.00%, 01/15/25 (Call 10/15/24)	350	360,206
4.00%, 10/06/26 (Call 07/06/26)	557	571,262
4.15%, 06/19/23 (Call 05/19/23)	240	250,577
4.20%, 03/01/21 (Call 02/01/21)	692	708,332
4.20%, 11/06/21	900	933,250
4.25%, 05/15/23(a)	553	578,957
4.30%, 07/13/25 (Call 04/13/25)	399	415,757
4.35%, 04/09/25 (Call 02/09/25)	630	659,952
4.35%, 01/17/27 (Call 10/17/26)	500	518,012
4.38%, 09/25/21	418	432,895
5.10%, 01/17/24 (Call 12/17/23)	190	205,395
5.25%, 03/01/26 (Call 12/01/25)	645	704,692
5.65%, 01/17/29 (Call 10/17/28)(a)	175	195,745
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(b)	555	566,552
3.55%, 05/21/21(b)	100	101,787
4.05%, 02/04/22(b)	915	948,218

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Hyundai Capital America
3.10%, 04/05/22(b)	$30	$30,413
3.25%, 09/20/22(b)	450	458,578
3.40%, 06/20/24(b)	400	407,240
3.75%, 07/08/21(b)	75	76,781
4.13%, 06/08/23(b)	1,245	1,308,417
4.30%, 02/01/24(b)	75	79,363
Hyundai Capital Services Inc., 3.00%, 03/06/22(b)	1,000	1,009,206
Nissan Motor Acceptance Corp.
1.90%, 09/14/21(b)	75	74,268
2.55%, 03/08/21(b)	500	500,465
2.60%, 09/28/22(b)	50	50,314
2.65%, 07/13/22(b)	50	50,220
2.80%, 01/13/22(b)	725	732,034
3.45%, 03/15/23(b)	278	286,962
3.65%, 09/21/21(b)	325	332,946
PACCAR Financial Corp.
2.05%, 11/13/20(a)	170	170,166
2.15%, 08/15/24	250	251,200
2.30%, 08/10/22	255	257,728
2.65%, 05/10/22(a)	425	433,528
2.85%, 03/01/22	830	847,457
3.10%, 05/10/21	280	285,373
3.15%, 08/09/21	300	306,609
Toyota Motor Corp.
3.18%, 07/20/21	275	281,453
3.42%, 07/20/23	275	291,661
3.67%, 07/20/28(a)	455	510,304
Toyota Motor Credit Corp.
1.90%, 04/08/21	450	450,120
2.15%, 09/08/22	308	310,666
2.25%, 10/18/23	125	126,505
2.60%, 01/11/22(a)	647	657,447
2.63%, 01/10/23	595	609,293
2.65%, 04/12/22	50	50,977
2.70%, 01/11/23	150	154,330
2.75%, 05/17/21	605	613,484
2.80%, 07/13/22	300	308,445
2.90%, 04/17/24	1,130	1,174,070
2.95%, 04/13/21	100	101,733
3.05%, 01/11/28(a)	300	319,663
3.20%, 01/11/27	600	648,356
3.30%, 01/12/22	670	691,599
3.40%, 09/15/21	1,015	1,044,505
3.40%, 04/14/25	615	660,636
3.45%, 09/20/23(a)	1,225	1,296,668
Volkswagen Group of America Finance LLC
3.88%, 11/13/20(b)	1,000	1,018,779
4.00%, 11/12/21(a)(b)	500	518,006
4.75%, 11/13/28(a)(b)	1,150	1,290,279

		88,125,835

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,325	1,412,801
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	775	832,761
4.40%, 10/01/46 (Call 04/01/46)	200	200,743
5.40%, 03/15/49 (Call 09/15/48)	190	216,726
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)(a)	505	537,702

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	$75	$75,620
5.25%, 01/15/25 (Call 01/15/20)	336	347,759
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	200	210,865
4.15%, 10/01/25 (Call 07/01/25)	455	494,383
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(b)	520	530,646
3.24%, 03/16/23 (Call 02/16/23)(b)	250	259,025
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	150	157,634

		5,276,665

Banks — 20.2%
ABN AMRO Bank NV
3.40%, 08/27/21(b)	1,000	1,022,829
4.75%, 07/28/25(b)	350	381,611
AIB Group PLC, 4.75%, 10/12/23(b)	650	688,290
ANZ New Zealand Int’l Ltd./London
2.88%, 01/25/22(b)	600	610,755
3.40%, 03/19/24(b)	950	997,790
ASB Bank Ltd.
3.13%, 05/23/24(b)	500	517,215
3.75%, 06/14/23(b)	100	105,516
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,125	1,148,791
Australia & New Zealand Banking Group Ltd.
3.30%, 05/17/21	250	255,646
4.40%, 05/19/26(b)	250	268,996
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	2,250	2,258,324
2.30%, 06/01/21	1,050	1,055,850
2.63%, 05/19/22(a)	1,200	1,225,400
2.63%, 11/09/22	300	306,274
2.70%, 11/16/20	250	252,129
3.70%, 11/16/25(a)	500	546,104
Axis Bank Ltd/Dubai, 2.88%, 06/01/21(b)	500	499,709
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	1,000	1,008,647
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)(b)	325	333,531
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22(b)	185	191,648
Banco Santander SA
2.71%, 06/27/24	400	407,120
3.13%, 02/23/23	550	562,512
3.31%, 06/27/29	200	209,376
3.50%, 04/11/22	1,000	1,030,536
3.80%, 02/23/28	585	619,518
3.85%, 04/12/23	600	626,935
4.25%, 04/11/27	550	595,817
4.38%, 04/12/28(a)	1,000	1,099,588
5.18%, 11/19/25(a)	200	220,985
Bancolombia SA, 5.95%, 06/03/21(a)	200	211,028
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	400	428,125
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)(a)	216	216,111
2.33%, 10/01/21 (Call 10/01/20)(d)	208	208,344
2.50%, 10/21/22 (Call 10/21/21)	1,325	1,337,782
2.63%, 04/19/21	1,325	1,337,401
2.74%, 01/23/22 (Call 01/23/21)(d)	445	448,463
2.82%, 07/21/23 (Call 07/21/22)(d)	1,200	1,224,753
2.88%, 04/24/23 (Call 04/24/22)(d)	580	590,711

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 12/20/23 (Call 12/20/22)(d)	$4,358	$4,473,281
3.09%, 10/01/25 (Call 10/01/24)(a)(d)	200	207,745
3.12%, 01/20/23 (Call 01/20/22)(d)	350	357,839
3.25%, 10/21/27 (Call 10/21/26)	1,320	1,392,790
3.30%, 01/11/23	1,540	1,600,842
3.37%, 01/23/26 (Call 01/23/25)(d)	1,460	1,530,473
3.42%, 12/20/28 (Call 12/20/27)(d)	1,992	2,107,251
3.46%, 03/15/25 (Call 03/15/24)(a)(d)	1,035	1,087,371
3.50%, 05/17/22 (Call 05/17/21)(d)	2,350	2,402,760
3.50%, 04/19/26	1,430	1,530,888
3.55%, 03/05/24 (Call 03/05/23)(d)	250	261,285
3.56%, 04/23/27 (Call 04/23/26)(d)	1,025	1,090,664
3.59%, 07/21/28 (Call 07/21/27)(d)	1,050	1,122,244
3.71%, 04/24/28 (Call 04/24/27)(d)	1,165	1,256,669
3.82%, 01/20/28 (Call 01/20/27)(d)	1,191	1,290,546
3.86%, 07/23/24 (Call 07/23/23)(d)	1,530	1,624,457
3.88%, 08/01/25(a)	1,125	1,227,366
3.95%, 01/23/49 (Call 01/23/48)(d)	500	581,544
3.97%, 03/05/29 (Call 03/05/28)(d)	1,195	1,313,257
3.97%, 02/07/30 (Call 02/07/29)(d)	450	499,099
4.00%, 04/01/24	945	1,021,786
4.00%, 01/22/25(a)	1,395	1,490,271
4.08%, 04/23/40 (Call 04/23/39)(d)	1,020	1,169,944
4.10%, 07/24/23	925	993,758
4.13%, 01/22/24	1,175	1,271,062
4.20%, 08/26/24	1,469	1,584,529
4.24%, 04/24/38 (Call 04/24/37)(d)	760	888,705
4.25%, 10/22/26	951	1,037,948
4.27%, 07/23/29 (Call 07/23/28)(a)(d)	2,317	2,614,478
4.33%, 03/15/50 (Call 03/15/49)(d)	1,275	1,556,406
4.44%, 01/20/48 (Call 01/20/47)(d)	1,105	1,357,114
4.45%, 03/03/26	1,900	2,090,113
4.88%, 04/01/44	117	151,324
5.00%, 01/21/44	697	907,093
5.70%, 01/24/22	22	23,874
5.88%, 02/07/42	1,224	1,754,101
6.11%, 01/29/37	1,290	1,726,419
6.22%, 09/15/26(a)	600	714,292
7.75%, 05/14/38	750	1,170,699
Series L, 3.95%, 04/21/25(a)	2,125	2,268,498
Series L, 4.18%, 11/25/27 (Call 11/25/26)	985	1,071,586
Series L, 4.75%, 04/21/45	377	462,592
Bank of America N.A.
3.34%, 01/25/23 (Call 01/25/22)(d)	325	334,959
6.00%, 10/15/36	751	1,051,765
Bank of China Ltd., 5.00%, 11/13/24(b)	1,250	1,366,406
Bank of Ireland Group PLC, 4.50%, 11/25/23(a)(b)	400	419,974
Bank of Montreal
1.90%, 08/27/21	740	740,319
2.35%, 09/11/22	532	539,473
2.50%, 06/28/24	200	202,829
2.55%, 11/06/22 (Call 10/06/22)	915	931,726
2.90%, 03/26/22	250	255,296
3.80%, 12/15/32 (Call 12/15/27)(d)	630	659,925
4.34%, 10/05/28 (Call 10/05/23)(d)	400	425,134
4.80%, (Call 08/25/24)(d)(e)	1,200	1,201,500
Series E, 3.30%, 02/05/24	1,710	1,791,739
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	893	895,144
2.20%, 08/16/23 (Call 06/16/23)(a)	322	324,460

Security	Par (000)	Value

Banks (continued)
2.45%, 11/27/20 (Call 10/27/20)	$549	$551,508
2.45%, 08/17/26 (Call 05/17/26)(a)	730	740,579
2.50%, 04/15/21 (Call 03/15/21)	805	811,827
2.66%, 05/16/23 (Call 05/16/22)(a)(d)	150	152,474
2.80%, 05/04/26 (Call 02/04/26)	194	201,241
2.95%, 01/29/23 (Call 12/29/22)	425	438,126
3.00%, 10/30/28 (Call 07/30/28)(a)	275	286,468
3.25%, 09/11/24 (Call 08/11/24)	225	237,143
3.25%, 05/16/27 (Call 02/16/27)	621	662,721
3.30%, 08/23/29 (Call 05/23/29)	260	277,405
3.40%, 05/15/24 (Call 04/15/24)	125	132,229
3.40%, 01/29/28 (Call 10/29/27)	840	909,956
3.44%, 02/07/28 (Call 02/07/27)(a)(d)	965	1,035,035
3.45%, 08/11/23	356	374,907
3.50%, 04/28/23	660	695,727
3.55%, 09/23/21 (Call 08/23/21)(a)	850	875,310
3.85%, 04/28/28(a)	250	283,860
3.95%, 11/18/25 (Call 10/18/25)(a)	50	54,990
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	351	374,519
Series G, 3.00%, 02/24/25 (Call 01/24/25)	330	343,371
Bank of New Zealand, 3.50%, 02/20/24(a)(b)	1,000	1,053,310
Bank of Nova Scotia (The)
2.38%, 01/18/23	240	242,509
2.45%, 03/22/21	1,975	1,989,490
2.45%, 09/19/22	245	249,265
2.70%, 03/07/22	831	846,647
2.70%, 08/03/26	1,050	1,075,854
2.80%, 07/21/21	825	838,435
3.13%, 04/20/21(a)	75	76,450
3.40%, 02/11/24(a)	564	594,342
4.38%, 01/13/21	55	56,812
4.50%, 12/16/25	511	560,813
4.65%, (Call 10/12/22)(d)(e)	700	689,234
Bank One Corp.
7.63%, 10/15/26	495	649,562
8.00%, 04/29/27	100	135,465
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	305	335,541
Banque Federative du Credit Mutuel SA
2.70%, 07/20/22(a)(b)	200	203,122
3.75%, 07/20/23(b)	1,340	1,414,236
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	470	472,051
5.14%, 10/14/20	750	767,820
10.18%, 06/12/21(b)	1,430	1,603,461
Barclays PLC
3.20%, 08/10/21(a)	500	504,470
3.25%, 01/12/21	655	660,338
3.65%, 03/16/25	1,990	2,027,133
3.68%, 01/10/23 (Call 01/10/22)	1,850	1,880,110
3.93%, 05/07/25 (Call 05/07/24)(d)	700	719,549
4.34%, 05/16/24 (Call 05/16/23)(d)	2,245	2,339,869
4.34%, 01/10/28 (Call 01/10/27)(a)	575	605,641
4.38%, 01/12/26	1,700	1,794,131
4.61%, 02/15/23 (Call 02/15/22)(d)	2,375	2,460,997
4.95%, 01/10/47	890	976,945
4.97%, 05/16/29 (Call 05/16/28)(d)	1,250	1,371,637
5.20%, 05/12/26(a)	200	212,330
5.25%, 08/17/45	500	559,912
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	1,370	1,371,182

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 08/01/24 (Call 07/01/24)	$1,000	$1,015,974
2.75%, 04/01/22 (Call 03/01/22)	950	966,832
2.85%, 10/26/24 (Call 09/26/24)	627	647,062
3.20%, 09/03/21 (Call 08/03/21)	725	740,542
3.75%, 12/06/23 (Call 11/06/23)	300	320,124
3.88%, 03/19/29 (Call 02/19/29)	225	248,016
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(b)	500	540,000
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)(a)	500	501,598
2.88%, 06/29/22 (Call 05/29/22)	250	254,291
3.50%, 06/11/21 (Call 05/11/21)	250	254,595
3.88%, 04/10/25 (Call 03/10/25)(a)	355	371,259
BNP Paribas SA
3.25%, 03/03/23	981	1,021,733
3.38%, 01/09/25(b)	900	932,681
3.50%, 03/01/23(b)	475	493,068
3.80%, 01/10/24(a)(b)	1,465	1,542,009
4.25%, 10/15/24	1,300	1,382,700
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(d)	1,660	1,765,240
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(d)	1,300	1,408,556
5.00%, 01/15/21	810	841,263
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(d)	1,375	1,621,215
7.20%, (Call 06/25/37)(a)(b)(d)(e)	600	664,500
BPCE SA
2.75%, 12/02/21	2,698	2,734,608
2.75%, 01/11/23(b)	1,385	1,413,576
3.00%, 05/22/22(b)	250	254,210
3.25%, 01/11/28(b)	1,875	1,972,372
3.50%, 10/23/27(b)	1,300	1,363,059
4.00%, 09/12/23(b)	500	529,105
4.00%, 04/15/24	250	269,594
4.50%, 03/15/25(b)	500	536,023
4.63%, 07/11/24(b)	500	534,354
4.63%, 09/12/28(b)	250	285,097
5.15%, 07/21/24(b)	325	356,811
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	1,116	1,131,782
3.63%, 09/16/25 (Call 08/16/25)	750	798,577
3.80%, 10/30/26 (Call 09/30/26)	250	271,106
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	832	846,621
2.61%, 07/22/23 (Call 07/22/22)(d)	500	504,600
2.70%, 02/02/21	1,375	1,389,109
3.50%, 09/13/23	575	608,469
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	1,635	1,637,286
2.65%, 08/08/22 (Call 07/08/22)	250	253,564
2.95%, 07/23/21 (Call 06/23/21)	300	303,773
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)(a)	100	100,101
2.84%, 05/20/22 (Call 05/20/21)(d)	500	505,577
3.17%, 02/19/22 (Call 02/19/21)(d)	500	507,440
Citigroup Inc.
2.35%, 08/02/21	200	201,281
2.65%, 10/26/20(a)	750	754,495
2.70%, 10/27/22 (Call 09/27/22)	840	854,332
2.75%, 04/25/22 (Call 03/25/22)	1,320	1,343,650
2.88%, 07/24/23 (Call 07/24/22)(d)	2,240	2,279,777
2.90%, 12/08/21 (Call 11/08/21)	135	137,340
3.14%, 01/24/23 (Call 01/24/22)(d)	750	766,919

Security	Par (000)	Value

Banks (continued)
3.20%, 10/21/26 (Call 07/21/26)(a)	$1,650	$1,721,452
3.30%, 04/27/25(a)	575	608,029
3.35%, 04/24/25 (Call 04/24/24)(d)	1,440	1,501,993
3.40%, 05/01/26	1,330	1,406,560
3.50%, 05/15/23	479	498,264
3.52%, 10/27/28 (Call 10/27/27)(d)	1,464	1,551,404
3.67%, 07/24/28 (Call 07/24/27)(d)	1,137	1,218,666
3.70%, 01/12/26	910	980,406
3.75%, 06/16/24	225	241,078
3.88%, 10/25/23	2,195	2,341,521
3.88%, 03/26/25	780	823,789
3.88%, 01/24/39 (Call 01/24/38)(d)	625	694,273
3.89%, 01/10/28 (Call 01/10/27)(d)	1,600	1,735,317
3.98%, 03/20/30 (Call 03/20/29)(d)	1,200	1,324,345
4.04%, 06/01/24 (Call 06/01/23)(d)	596	634,416
4.05%, 07/30/22	350	367,061
4.08%, 04/23/29 (Call 04/23/28)(d)	1,585	1,756,561
4.13%, 07/25/28(a)	660	719,683
4.28%, 04/24/48 (Call 04/24/47)(d)	485	591,927
4.30%, 11/20/26	622	678,650
4.40%, 06/10/25	1,312	1,424,827
4.45%, 09/29/27	2,207	2,428,160
4.50%, 01/14/22	1,009	1,064,585
4.60%, 03/09/26	950	1,045,306
4.65%, 07/30/45	775	966,343
4.65%, 07/23/48 (Call 06/23/48)	1,292	1,624,276
4.75%, 05/18/46	1,045	1,265,559
5.30%, 05/06/44	570	727,539
5.50%, 09/13/25	1,180	1,352,192
5.88%, 01/30/42	518	728,698
6.00%, 10/31/33	480	610,460
6.13%, 08/25/36	100	131,206
6.63%, 06/15/32	700	934,443
6.68%, 09/13/43	419	621,054
6.88%, 02/15/98(a)	250	367,481
8.13%, 07/15/39	685	1,144,747
Citizens Bank N.A./Providence RI
2.25%, 10/30/20 (Call 09/30/20)	275	275,392
2.55%, 05/13/21 (Call 04/13/21)	350	352,573
2.65%, 05/26/22 (Call 04/26/22)(a)	750	761,548
3.25%, 02/14/22 (Call 01/14/22)	450	462,009
3.70%, 03/29/23 (Call 02/28/23)	250	263,198
3.75%, 02/18/26 (Call 11/18/25)	675	728,865
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	36	36,121
2.85%, 07/27/26 (Call 04/27/26)	775	787,379
4.30%, 12/03/25 (Call 11/03/25)	656	708,715
Comerica Bank, 2.50%, 07/23/24	325	332,307
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	750	792,825
3.80%, 07/22/26	60	64,254
4.00%, 02/01/29 (Call 11/03/28)	675	751,309
Commerzbank AG, 8.13%, 09/19/23(b)	950	1,103,770
Commonwealth Bank of Australia
2.00%, 09/06/21(a)(b)	2,270	2,271,518
2.50%, 09/18/22(b)	750	761,223
2.63%, 09/06/26(b)	875	899,074
2.85%, 05/18/26(b)	550	572,328
3.35%, 06/04/24(a)(b)	400	423,360
3.45%, 03/16/23(b)	69	72,469

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 03/16/28(a)(b)	$100	$113,532
3.90%, 07/12/47(b)	175	200,148
4.32%, 01/10/48(a)(b)	1,000	1,120,589
4.50%, 12/09/25(b)	250	270,833
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	600	602,678
2.55%, 03/15/21	260	262,263
Cooperatieve Rabobank UA
2.63%, 07/22/24(b)	400	407,425
3.75%, 07/21/26	1,410	1,475,905
3.88%, 02/08/22	1,442	1,506,717
3.95%, 11/09/22	1,281	1,341,333
4.38%, 08/04/25	975	1,050,477
4.50%, 01/11/21	423	437,003
4.63%, 12/01/23	300	324,305
5.25%, 05/24/41	907	1,240,062
5.25%, 08/04/45	1,000	1,296,990
5.75%, 12/01/43	375	514,086
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,220	1,228,251
2.75%, 01/10/22	1,000	1,017,869
2.75%, 01/10/23	1,000	1,026,711
3.38%, 05/21/25	500	538,980
Credit Agricole SA, 4.00%, 01/10/33 (Call 01/10/28)(a)(b)(d)	2,750	2,871,711
Credit Agricole SA/London
3.25%, 10/04/24(a)(b)	1,250	1,292,504
3.75%, 04/24/23(b)	1,400	1,466,150
Credit Suisse AG/New York NY
3.00%, 10/29/21	1,000	1,019,734
3.63%, 09/09/24	1,175	1,251,367
Credit Suisse Group AG
3.57%, 01/09/23 (Call 01/09/22)(b)	850	871,501
3.87%, 01/12/29 (Call 01/12/28)(b)(d)	1,500	1,597,429
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(d)	1,350	1,429,354
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	1,710	1,861,388
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20(a)	744	752,331
3.45%, 04/16/21	750	763,543
3.75%, 03/26/25	1,250	1,321,043
3.80%, 09/15/22	1,330	1,388,007
4.55%, 04/17/26(a)	700	775,468
4.88%, 05/15/45	780	986,873
Danske Bank A/S
2.00%, 09/08/21(b)	250	247,917
2.70%, 03/02/22(a)(b)	600	603,450
2.80%, 03/10/21(a)(b)	675	678,888
5.00%, 01/12/22(b)	750	790,996
Deutsche Bank AG
3.13%, 01/13/21	455	453,875
3.38%, 05/12/21	1,440	1,440,569
4.10%, 01/13/26(a)	665	670,835
Deutsche Bank AG/London, 3.70%, 05/30/24	534	532,880
Deutsche Bank AG/New York NY
3.15%, 01/22/21	1,039	1,035,330
3.30%, 11/16/22	865	859,760
3.70%, 05/30/24	263	261,783
3.95%, 02/27/23	945	957,943
4.10%, 01/13/26	225	224,839
4.25%, 10/14/21	1,100	1,118,617

Security	Par (000)	Value

Banks (continued)
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	$350	$356,220
3.35%, 02/06/23 (Call 01/06/23)	475	491,527
3.45%, 07/27/26 (Call 04/27/26)	250	261,176
4.20%, 08/08/23	625	671,026
4.68%, 08/09/28 (Call 08/09/23)(a)(d)	975	1,019,655
DNB Bank ASA, 2.38%, 06/02/21(a)(b)	200	200,829
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	350	354,723
3.50%, 03/15/22 (Call 02/15/22)	491	507,279
3.95%, 03/14/28 (Call 02/14/28)(a)	1,088	1,205,790
4.30%, 01/16/24 (Call 12/16/23)	640	689,988
8.25%, 03/01/38	762	1,183,068
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	543	545,053
2.88%, 10/01/21 (Call 09/01/21)	925	939,177
3.35%, 07/26/21 (Call 06/26/21)	1,000	1,023,340
3.85%, 03/15/26 (Call 02/15/26)	200	215,374
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	100	100,772
4.63%, 02/13/47(a)	785	913,521
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)(a)	1,049	1,050,942
2.75%, 09/15/20 (Call 08/15/20)	934	938,788
2.88%, 02/25/21 (Call 01/25/21)	1,210	1,221,510
2.88%, 10/31/22 (Call 10/31/21)(d)	1,480	1,500,325
2.91%, 06/05/23 (Call 06/05/22)(d)	425	432,443
2.91%, 07/24/23 (Call 07/24/22)(d)	1,165	1,183,465
3.00%, 04/26/22 (Call 04/26/21)	1,540	1,560,241
3.20%, 02/23/23 (Call 01/23/23)	475	490,712
3.27%, 09/29/25 (Call 09/29/24)(d)	790	821,845
3.50%, 01/23/25 (Call 10/23/24)	2,010	2,112,556
3.50%, 11/16/26 (Call 11/16/25)	1,587	1,661,805
3.63%, 01/22/23	1,235	1,291,733
3.63%, 02/20/24 (Call 01/20/24)	805	848,904
3.69%, 06/05/28 (Call 06/05/27)(d)	1,275	1,355,527
3.75%, 05/22/25 (Call 02/22/25)	760	810,037
3.75%, 02/25/26 (Call 11/25/25)	1,495	1,594,555
3.81%, 04/23/29 (Call 04/23/28)(d)	1,645	1,767,458
3.85%, 07/08/24 (Call 04/08/24)	925	986,183
3.85%, 01/26/27 (Call 01/26/26)	1,869	1,993,340
4.00%, 03/03/24	1,945	2,090,518
4.02%, 10/31/38 (Call 10/31/37)(d)	1,500	1,662,040
4.22%, 05/01/29 (Call 05/01/28)(a)(d)	1,863	2,063,033
4.25%, 10/21/25	1,140	1,229,448
4.41%, 04/23/39 (Call 04/23/38)(d)	640	736,206
4.75%, 10/21/45 (Call 04/21/45)	1,300	1,606,377
4.80%, 07/08/44 (Call 01/08/44)	1,210	1,487,657
5.15%, 05/22/45	1,095	1,328,613
5.25%, 07/27/21	969	1,023,815
5.75%, 01/24/22	1,540	1,667,839
5.95%, 01/15/27	890	1,065,116
6.13%, 02/15/33	100	135,094
6.25%, 02/01/41	1,100	1,560,745
6.45%, 05/01/36	400	535,496
6.75%, 10/01/37	2,020	2,766,793
HSBC Bank USA N.A., 7.00%, 01/15/39(a)	250	368,375
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	540	685,698
5.88%, 11/01/34	515	672,270

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
2.65%, 01/05/22	$1,616	$1,632,217
2.95%, 05/25/21	1,880	1,901,768
3.03%, 11/22/23 (Call 11/22/22)(d)	400	406,543
3.26%, 03/13/23 (Call 03/13/22)(d)	575	587,098
3.40%, 03/08/21	1,400	1,422,354
3.60%, 05/25/23	300	313,493
3.80%, 03/11/25 (Call 03/11/24)(d)	1,295	1,352,323
3.90%, 05/25/26	400	428,133
3.95%, 05/18/24 (Call 05/18/23)(d)	1,490	1,563,696
3.97%, 05/22/30 (Call 05/22/29)(d)	495	531,354
4.00%, 03/30/22(a)	1,245	1,306,242
4.04%, 03/13/28 (Call 03/13/27)(d)	1,730	1,846,418
4.25%, 03/14/24	1,400	1,477,130
4.25%, 08/18/25(a)	863	913,306
4.29%, 09/12/26 (Call 09/12/25)(d)	500	538,657
4.30%, 03/08/26	1,915	2,084,017
4.38%, 11/23/26	1,575	1,692,827
4.58%, 06/19/29 (Call 06/19/28)(d)	1,475	1,648,733
4.88%, 01/14/22	447	474,028
5.10%, 04/05/21	664	693,091
5.25%, 03/14/44(a)	680	842,780
6.10%, 01/14/42	577	845,074
6.50%, 05/02/36	1,125	1,505,571
6.50%, 09/15/37	950	1,288,145
6.80%, 06/01/38	900	1,272,043
7.63%, 05/17/32	300	429,638
HSBC USA Inc.
3.50%, 06/23/24(a)	425	445,119
5.00%, 09/27/20	30	30,868
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	685	688,227
2.63%, 08/06/24 (Call 07/06/24)	775	788,120
4.00%, 05/15/25 (Call 04/15/25)	382	412,688
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)(a)	1,150	1,163,240
3.25%, 05/14/21 (Call 04/14/21)	740	752,662
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	200	210,500
ICICI Bank Ltd/Hong Kong, 5.75%, 11/16/20(b)	500	517,636
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	2,250	2,471,484
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	600	599,437
2.96%, 11/08/22	1,625	1,646,328
ING Bank NV
2.75%, 03/22/21(a)(b)	250	252,282
5.00%, 06/09/21(b)	250	261,997
5.80%, 09/25/23(b)	250	277,438
ING Groep NV
3.15%, 03/29/22	1,040	1,066,142
3.55%, 04/09/24	235	246,387
3.95%, 03/29/27	1,465	1,593,515
4.05%, 04/09/29	250	278,326
4.10%, 10/02/23	1,875	2,003,427
4.55%, 10/02/28	750	860,473
4.63%, 01/06/26(a)(b)	1,225	1,363,438
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	1,000	1,004,162
3.88%, 01/12/28(b)	250	249,477
6.50%, 02/24/21(b)	500	525,318

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase &Co.
2.30%, 08/15/21 (Call 08/15/20)	$460	$461,165
2.40%, 06/07/21 (Call 05/07/21)	1,230	1,237,564
2.55%, 10/29/20 (Call 09/29/20)	850	854,627
2.55%, 03/01/21 (Call 02/01/21)	1,275	1,285,083
2.70%, 05/18/23 (Call 03/18/23)	543	555,523
2.78%, 04/25/23 (Call 04/25/22)(d)	500	507,698
2.95%, 10/01/26 (Call 07/01/26)	1,485	1,540,116
2.97%, 01/15/23 (Call 01/15/22)	1,385	1,413,384
3.13%, 01/23/25 (Call 10/23/24)	1,292	1,347,140
3.20%, 01/25/23	1,480	1,537,233
3.20%, 06/15/26 (Call 03/15/26)	1,255	1,315,261
3.21%, 04/01/23 (Call 04/01/22)(d)	1,650	1,696,341
3.22%, 03/01/25 (Call 03/01/24)(d)	2,250	2,351,610
3.25%, 09/23/22(a)	1,587	1,644,777
3.30%, 04/01/26 (Call 01/01/26)	1,935	2,039,979
3.38%, 05/01/23	150	155,418
3.51%, 06/18/22 (Call 06/18/21)(a)(d)	525	537,422
3.51%, 01/23/29 (Call 01/23/28)(d)	2,404	2,575,685
3.54%, 05/01/28 (Call 05/01/27)(d)	664	711,666
3.56%, 04/23/24 (Call 04/23/23)(d)	1,785	1,874,223
3.63%, 05/13/24	1,900	2,031,707
3.63%, 12/01/27 (Call 12/01/26)(a)	1,075	1,142,593
3.70%, 05/06/30 (Call 05/06/29)(d)	925	1,010,363
3.78%, 02/01/28 (Call 02/01/27)(d)	1,297	1,410,966
3.80%, 07/23/24 (Call 07/23/23)(d)	789	838,021
3.88%, 02/01/24	795	854,812
3.88%, 09/10/24	1,419	1,517,223
3.88%, 07/24/38 (Call 07/24/37)(d)	1,337	1,498,372
3.90%, 07/15/25 (Call 04/15/25)	880	955,711
3.90%, 01/23/49 (Call 01/23/48)(d)	1,224	1,406,505
3.96%, 01/29/27 (Call 01/29/26)(d)	980	1,067,391
3.96%, 11/15/48 (Call 11/15/47)(d)	840	964,956
4.01%, 04/23/29 (Call 04/23/28)(d)	1,655	1,838,478
4.02%, 12/05/24 (Call 12/05/23)(d)	821	882,435
4.03%, 07/24/48 (Call 07/24/47)(d)	615	715,963
4.13%, 12/15/26	925	1,018,702
4.20%, 07/23/29 (Call 07/23/28)(a)(d)	550	620,368
4.25%, 10/15/20	442	452,831
4.25%, 10/01/27	975	1,088,731
4.26%, 02/22/48 (Call 02/22/47)(d)	460	558,853
4.35%, 08/15/21	380	396,503
4.45%, 12/05/29 (Call 12/05/28)(d)	1,343	1,543,889
4.50%, 01/24/22	2,203	2,331,502
4.63%, 05/10/21	875	911,845
4.85%, 02/01/44	955	1,237,018
4.95%, 06/01/45	430	552,777
5.40%, 01/06/42	355	484,940
5.50%, 10/15/40(a)	200	274,084
5.60%, 07/15/41	856	1,191,665
5.63%, 08/16/43	1,215	1,664,386
6.40%, 05/15/38	1,589	2,315,716
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,100	1,109,075
2.40%, 06/09/22(a)	300	303,619
2.50%, 11/22/21	810	818,010
3.40%, 05/20/26	250	263,415
3.90%, 04/13/29 (Call 03/13/29)	600	661,466
KeyCorp.
2.90%, 09/15/20	495	499,081

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 04/30/28	$840	$946,297
4.15%, 10/29/25	235	258,311
5.10%, 03/24/21	775	809,723
Lloyds Bank PLC
2.25%, 08/14/22	500	500,473
3.30%, 05/07/21	875	889,611
6.38%, 01/21/21	380	401,468
12.00%, (Call 12/16/24)(a)(b)(d)(e)	1,000	1,202,750
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(d)	1,410	1,414,429
3.00%, 01/11/22	1,150	1,165,015
3.10%, 07/06/21	900	913,187
3.57%, 11/07/28 (Call 11/07/27)(d)	1,190	1,217,603
3.75%, 01/11/27	1,525	1,591,629
4.05%, 08/16/23	875	917,397
4.34%, 01/09/48	730	734,521
4.38%, 03/22/28	375	408,556
4.45%, 05/08/25	675	727,555
4.50%, 11/04/24	1,020	1,067,059
4.55%, 08/16/28(a)	1,050	1,158,135
4.58%, 12/10/25	526	551,998
4.65%, 03/24/26	1,095	1,155,475
5.30%, 12/01/45(a)	350	401,459
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	458	483,197
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(b)(d)	1,745	1,784,128
3.76%, 11/28/28 (Call 11/28/27)(b)(d)	200	211,164
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(d)	1,555	1,792,564
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	825	835,044
2.63%, 01/25/21 (Call 12/25/20)	500	504,448
2.90%, 02/06/25 (Call 01/06/25)	250	259,617
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	1,000	1,000,452
2.53%, 09/13/23(a)	300	303,344
2.67%, 07/25/22	1,594	1,613,268
2.76%, 09/13/26	925	942,354
2.80%, 07/18/24	1,150	1,176,464
2.95%, 03/01/21	2,020	2,041,950
3.00%, 02/22/22	150	152,913
3.22%, 03/07/22	500	512,638
3.29%, 07/25/27(a)	465	493,235
3.41%, 03/07/24	1,025	1,077,317
3.46%, 03/02/23	220	229,172
3.54%, 07/26/21	155	158,853
3.68%, 02/22/27	741	802,905
3.74%, 03/07/29	1,300	1,435,645
3.76%, 07/26/23	1,587	1,677,929
3.85%, 03/01/26	1,175	1,275,383
3.96%, 03/02/28	100	111,319
4.05%, 09/11/28	500	562,433
4.15%, 03/07/39	575	664,416
4.29%, 07/26/38	575	676,182
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	625	672,910
Mizuho Financial Group Inc.
2.27%, 09/13/21	1,250	1,251,104
2.60%, 09/11/22	1,050	1,061,389
2.63%, 04/12/21(b)	250	251,507
2.84%, 07/16/25 (Call 07/16/24)(d)	400	408,229

Security	Par (000)	Value

Banks (continued)
2.84%, 09/13/26	$400	$411,150
2.95%, 02/28/22(a)	1,865	1,898,996
3.15%, 07/16/30 (Call 07/16/29)(d)	1,000	1,041,895
3.17%, 09/11/27	500	525,589
3.48%, 04/12/26(b)	700	743,352
3.55%, 03/05/23	850	887,842
3.66%, 02/28/27	755	820,079
3.92%, 09/11/24 (Call 09/11/23)(d)	950	1,007,005
4.25%, 09/11/29 (Call 09/11/28)(a)(d)	250	283,567
Morgan Stanley
2.50%, 04/21/21(a)	1,700	1,709,441
2.63%, 11/17/21	1,385	1,399,441
2.75%, 05/19/22	1,243	1,264,359
3.13%, 01/23/23	1,325	1,365,769
3.13%, 07/27/26	1,900	1,973,316
3.59%, 07/22/28 (Call 07/22/27)(d)	1,070	1,140,703
3.63%, 01/20/27	1,415	1,513,520
3.70%, 10/23/24(a)	1,450	1,548,660
3.75%, 02/25/23(a)	2,340	2,461,110
3.77%, 01/24/29 (Call 01/24/28)(d)	2,095	2,270,081
3.88%, 01/27/26	1,603	1,732,988
3.95%, 04/23/27	1,215	1,300,123
3.97%, 07/22/38 (Call 07/22/37)(d)	800	893,455
4.00%, 07/23/25	1,365	1,478,431
4.10%, 05/22/23	922	976,231
4.30%, 01/27/45	1,410	1,668,248
4.35%, 09/08/26	1,142	1,250,184
4.38%, 01/22/47	1,010	1,227,584
4.43%, 01/23/30 (Call 01/23/29)(a)(d)	770	877,007
4.46%, 04/22/39 (Call 04/22/38)(d)	605	717,695
4.88%, 11/01/22	1,798	1,934,191
5.00%, 11/24/25	770	868,639
5.50%, 07/28/21	920	976,106
5.75%, 01/25/21	800	839,548
6.38%, 07/24/42	1,300	1,924,099
7.25%, 04/01/32	390	565,504
Series F, 3.88%, 04/29/24	1,490	1,598,644
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	260	267,147
3.50%, 06/18/22	400	413,645
National Australia Bank Ltd./New York
1.88%, 07/12/21	950	948,684
2.50%, 05/22/22	1,225	1,244,435
2.63%, 01/14/21	500	504,600
2.80%, 01/10/22	800	816,136
2.88%, 04/12/23	775	797,002
3.00%, 01/20/23	1,745	1,803,992
3.38%, 01/14/26	500	536,592
3.70%, 11/04/21	625	647,488
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)(a)	700	701,827
NatWest Markets PLC
3.63%, 09/29/22(b)	225	230,222
6.13%, 01/11/21	222	232,446
NongHyup Bank, 2.88%, 07/17/22(b)	400	406,055
Nordea Bank AB, 4.88%, 01/14/21(b)	1,415	1,467,833
Nordea Bank Abp
2.25%, 05/27/21(b)	50	50,156
3.75%, 08/30/23(b)	1,530	1,608,387
4.63%, 09/13/33 (Call 09/13/28)(b)(d)	500	551,029

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.88%, 05/13/21(b)	$1,000	$1,037,701
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	275	294,337
3.38%, 08/23/21	513	527,587
3.45%, 11/04/20	795	808,691
3.65%, 08/03/28 (Call 05/03/28)	100	110,506
3.95%, 10/30/25	752	826,053
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	500	501,382
2.55%, 12/09/21 (Call 11/09/21)	750	758,581
2.63%, 02/17/22 (Call 01/18/22)	1,000	1,016,463
2.70%, 11/01/22 (Call 10/01/22)	500	508,317
2.95%, 01/30/23 (Call 12/30/22)	950	976,746
2.95%, 02/23/25 (Call 01/24/25)	200	208,215
3.10%, 10/25/27 (Call 09/25/27)	700	744,714
3.25%, 06/01/25 (Call 05/02/25)	500	528,227
4.05%, 07/26/28	800	895,447
4.20%, 11/01/25 (Call 10/02/25)	350	387,627
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	590	627,469
3.30%, 03/08/22 (Call 02/06/22)	1,162	1,199,620
3.45%, 04/23/29 (Call 01/23/29)	1,125	1,218,819
3.50%, 01/23/24 (Call 12/23/23)	1,150	1,222,852
3.90%, 04/29/24 (Call 03/29/24)	850	915,872
Regions Bank/Birmingham AL, 6.45%, 06/26/37	500	669,248
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)(a)	730	742,445
3.20%, 02/08/21 (Call 01/08/21)	25	25,339
3.80%, 08/14/23 (Call 07/14/23)	1,250	1,322,889
Royal Bank of Canada
2.15%, 10/26/20	150	150,374
2.35%, 10/30/20	1,495	1,502,281
2.50%, 01/19/21(a)	785	791,517
2.55%, 07/16/24	400	407,161
2.75%, 02/01/22(a)	2,040	2,083,638
2.80%, 04/29/22(a)	275	280,890
3.20%, 04/30/21	1,501	1,533,952
3.70%, 10/05/23	275	292,363
4.65%, 01/27/26(a)	875	975,778
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(d)	300	303,609
3.88%, 09/12/23	2,454	2,528,116
4.27%, 03/22/25 (Call 03/22/24)(d)	200	208,898
4.45%, 05/08/30 (Call 05/08/29)(d)	225	241,239
4.52%, 06/25/24 (Call 06/25/23)(d)	1,490	1,563,998
4.80%, 04/05/26	775	845,999
4.89%, 05/18/29 (Call 05/18/28)(a)(d)	425	466,239
5.08%, 01/27/30 (Call 01/27/29)(d)	950	1,064,384
5.13%, 05/28/24	1,695	1,793,818
6.00%, 12/19/23	1,760	1,916,554
6.10%, 06/10/23	1,140	1,236,228
6.13%, 12/15/22	1,325	1,433,373
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	947	974,120
3.70%, 03/28/22 (Call 02/28/22)	1,450	1,487,876
4.40%, 07/13/27 (Call 04/14/27)	825	888,214
4.50%, 07/17/25 (Call 04/17/25)	620	667,440
Series FXD, 3.50%, 06/07/24 (Call 05/07/24)	340	351,156
Santander UK Group Holdings PLC
2.88%, 10/16/20	674	676,476

Security	Par (000)	Value

Banks (continued)
2.88%, 08/05/21	$700	$702,463
3.13%, 01/08/21	1,120	1,126,018
3.37%, 01/05/24 (Call 01/05/23)(d)	1,515	1,542,421
3.57%, 01/10/23 (Call 01/10/22)	1,225	1,247,624
4.75%, 09/15/25(a)(b)	450	468,944
5.63%, 09/15/45(a)(b)	300	347,533
Santander UK PLC
2.50%, 01/05/21	200	200,731
2.88%, 06/18/24(a)	250	254,141
3.40%, 06/01/21	1,110	1,132,953
4.00%, 03/13/24	770	819,362
5.00%, 11/07/23(a)(b)	550	581,669
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	800	796,388
2.63%, 03/15/21	250	252,241
2.80%, 03/11/22(a)	250	254,408
Societe Generale SA
3.88%, 03/28/24(b)	950	1,000,204
4.25%, 09/14/23(b)	1,315	1,399,078
4.25%, 04/14/25(b)	360	375,786
4.75%, 11/24/25(b)	700	752,615
4.75%, 09/14/28(a)(b)	1,250	1,423,424
5.00%, 01/17/24(a)(b)	600	645,855
5.63%, 11/24/45(a)(b)	250	307,949
Standard Chartered PLC
3.05%, 01/15/21(a)(b)	1,000	1,006,857
3.79%, 05/21/25 (Call 05/21/24)(b)(d)	1,475	1,522,362
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(d)	1,540	1,589,506
3.95%, 01/11/23(b)	500	510,904
4.05%, 04/12/26(a)(b)	200	211,672
4.25%, 01/20/23 (Call 01/20/22)(b)(d)	500	516,810
4.30%, 02/19/27(b)	250	259,244
4.31%, 05/21/30 (Call 05/21/29)(b)(d)	500	540,884
4.87%, 03/15/33 (Call 03/15/28)(b)(d)	300	321,410
5.20%, 01/26/24(a)(b)	200	215,541
5.30%, 01/09/43(a)(b)	800	948,204
5.70%, 03/26/44(a)(b)	700	878,892
State Bank of India/London
4.38%, 01/24/24(b)	500	533,594
4.88%, 04/17/24(b)	250	272,216
State Street Corp.
2.65%, 05/15/23 (Call 05/15/22)(d)	300	304,767
2.65%, 05/19/26	532	550,092
3.10%, 05/15/23	445	461,658
3.30%, 12/16/24	454	479,900
3.55%, 08/18/25	375	403,463
3.70%, 11/20/23	360	383,969
3.78%, 12/03/24 (Call 12/03/23)(d)	60	63,992
4.14%, 12/03/29 (Call 12/03/28)(d)	935	1,075,497
4.38%, 03/07/21	322	333,943
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	250	251,024
3.20%, 07/18/22	250	257,547
3.40%, 07/11/24	350	369,577
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	559	558,321
2.44%, 10/19/21	975	980,871
2.63%, 07/14/26(a)	175	176,899
2.78%, 07/12/22	1,435	1,460,465
2.78%, 10/18/22	650	662,288

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 01/11/22	$300	$304,964
2.93%, 03/09/21	2,020	2,044,166
3.01%, 10/19/26	425	440,316
3.04%, 07/16/29	460	475,818
3.10%, 01/17/23	995	1,026,312
3.35%, 10/18/27	200	212,807
3.36%, 07/12/27	525	558,111
3.45%, 01/11/27	1,550	1,650,542
3.54%, 01/17/28	375	404,824
3.75%, 07/19/23	713	753,804
3.78%, 03/09/26(a)	1,175	1,270,327
3.94%, 07/19/28	1,045	1,164,171
4.31%, 10/16/28(a)	200	229,361
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	625	650,288
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	1,380	1,396,495
2.75%, 05/01/23 (Call 04/01/23)	225	229,492
2.80%, 05/17/22 (Call 04/17/22)	500	509,387
3.20%, 04/01/24 (Call 03/01/24)	225	235,538
3.30%, 05/15/26 (Call 04/15/26)	1,025	1,071,164
3.50%, 08/02/22 (Call 08/02/21)(d)	100	102,364
3.69%, 08/02/24 (Call 08/02/23)(d)	414	436,309
4.05%, 11/03/25 (Call 09/03/25)	100	109,759
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	760	770,220
2.90%, 03/03/21 (Call 02/03/21)	215	217,442
4.00%, 05/01/25 (Call 03/01/25)	830	904,282
SVB Financial Group, 3.50%, 01/29/25(a)	400	416,006
Svenska Handelsbanken AB
1.88%, 09/07/21	965	961,241
2.40%, 10/01/20	250	250,920
2.45%, 03/30/21	1,500	1,510,458
3.90%, 11/20/23	750	805,168
Swedbank AB, 2.65%, 03/10/21(b)	870	873,906
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	950	967,244
3.65%, 05/24/21 (Call 04/24/21)	250	255,090
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	375	375,750
Toronto-Dominion Bank (The)
1.80%, 07/13/21	925	922,790
2.50%, 12/14/20	1,421	1,430,331
2.55%, 01/25/21(a)	630	635,469
3.25%, 06/11/21	500	511,575
3.50%, 07/19/23	1,442	1,528,281
3.63%, 09/15/31 (Call 09/15/26)(a)(d)	725	756,806
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	100	100,530
2.95%, 07/15/22 (Call 06/15/22)	895	918,107
3.00%, 03/15/22 (Call 02/15/22)	400	410,309
3.00%, 07/30/29 (Call 04/30/29)	200	209,130
3.10%, 04/27/26 (Call 03/27/26)	259	271,576
3.60%, 09/11/24 (Call 08/11/24)	655	700,865
3.70%, 01/30/24 (Call 12/29/23)	610	653,020
3.90%, 04/26/28 (Call 03/24/28)	340	387,821
3.95%, 11/17/25 (Call 10/17/25)	275	303,567
4.13%, 05/24/21 (Call 04/23/21)	300	310,516
Series V, 2.38%, 07/22/26 (Call 06/22/26)	621	632,421
Series V, 2.63%, 01/24/22 (Call 12/23/21)	900	914,911
Series X, 3.15%, 04/27/27 (Call 03/27/27)	675	723,179

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	$750	$751,173
2.65%, 05/23/22 (Call 04/22/22)	3,250	3,312,713
2.80%, 01/27/25 (Call 12/27/24)	281	291,804
2.85%, 01/23/23 (Call 12/23/22)	500	514,995
3.40%, 07/24/23 (Call 06/23/23)	500	526,572
UBS AG/London, 4.50%, 06/26/48(b)	450	580,352
UBS Group Funding Switzerland AG
2.65%, 02/01/22(a)(b)	1,000	1,010,912
2.86%, 08/15/23 (Call 08/15/22)(a)(b)(d)	570	578,037
2.95%, 09/24/20(b)	1,000	1,008,879
3.00%, 04/15/21(a)(b)	1,000	1,012,908
3.49%, 05/23/23 (Call 05/23/22)(a)(b)	2,065	2,127,548
4.13%, 09/24/25(b)	150	163,218
4.25%, 03/23/28 (Call 03/23/27)(b)	1,420	1,570,105
UniCredit SpA, 6.57%, 01/14/22(b)	565	607,537
Wachovia Corp.
5.50%, 08/01/35	830	1,045,873
6.55%, 10/15/35	242	319,430
7.50%, 04/15/35	305	433,660
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	250	269,972
Wells Fargo &Co.
2.10%, 07/26/21	505	505,406
2.50%, 03/04/21	1,345	1,352,997
2.55%, 12/07/20	690	693,863
2.63%, 07/22/22	560	569,443
3.00%, 01/22/21	350	354,756
3.00%, 02/19/25	960	994,709
3.00%, 04/22/26	2,817	2,916,477
3.00%, 10/23/26	2,150	2,234,169
3.07%, 01/24/23 (Call 01/24/22)(a)	2,527	2,584,187
3.20%, 06/17/27 (Call 06/17/26)(d)	890	926,913
3.30%, 09/09/24	825	867,658
3.50%, 03/08/22(a)	1,356	1,403,768
3.55%, 09/29/25	897	954,263
3.58%, 05/22/28 (Call 05/22/27)(d)	1,010	1,082,840
3.75%, 01/24/24 (Call 12/24/23)	2,414	2,570,500
3.90%, 05/01/45(a)	1,290	1,509,243
4.10%, 06/03/26	2,284	2,473,324
4.13%, 08/15/23	1,442	1,538,895
4.15%, 01/24/29 (Call 10/24/28)	890	997,257
4.30%, 07/22/27	1,236	1,368,608
4.40%, 06/14/46	1,050	1,218,731
4.48%, 01/16/24	271	293,755
4.60%, 04/01/21(a)	811	842,854
4.65%, 11/04/44	1,214	1,457,950
4.75%, 12/07/46	1,116	1,367,206
4.90%, 11/17/45	913	1,135,799
5.38%, 02/07/35	775	1,014,029
5.38%, 11/02/43	767	1,012,457
5.61%, 01/15/44	1,120	1,502,680
Series M, 3.45%, 02/13/23	1,050	1,090,731
Wells Fargo Bank N.A.
2.90%, 05/27/22 (Call 05/27/21)(a)(d)	500	506,577
3.55%, 08/14/23 (Call 07/14/23)	925	976,996
3.63%, 10/22/21 (Call 09/21/21)	1,400	1,444,326
5.85%, 02/01/37	500	676,278
Wells Fargo Capital X, 5.95%, 12/01/86	325	405,181
Westpac Banking Corp.
2.00%, 08/19/21	650	650,706

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.10%, 05/13/21	$655	$656,631
2.50%, 06/28/22	417	423,913
2.60%, 11/23/20	1,545	1,556,426
2.65%, 01/25/21	1,560	1,574,652
2.70%, 08/19/26	426	441,745
2.75%, 01/11/23	2,675	2,747,065
2.85%, 05/13/26(a)	764	796,187
3.35%, 03/08/27	537	582,068
3.40%, 01/25/28	885	966,837
3.65%, 05/15/23	225	238,246
4.32%, 11/23/31 (Call 11/23/26)(a)(d)	755	803,410
Zions Bancorp. N.A., 3.50%, 08/27/21	1,369	1,400,604

		729,121,344

Beverages — 2.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	1,780	1,911,753
4.70%, 02/01/36 (Call 08/01/35)	1,780	2,068,685
4.90%, 02/01/46 (Call 08/01/45)	2,640	3,147,242
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	812	819,543
3.30%, 02/01/23 (Call 12/01/22)	706	735,000
3.65%, 02/01/26 (Call 11/01/25)	351	376,804
3.70%, 02/01/24	178	189,877
4.00%, 01/17/43	570	603,916
4.63%, 02/01/44	2,241	2,575,344
4.90%, 02/01/46 (Call 08/01/45)	1,140	1,355,408
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	338	348,032
4.00%, 04/13/28 (Call 01/13/28)	873	967,169
4.15%, 01/23/25 (Call 12/23/24)	606	663,478
4.38%, 04/15/38 (Call 10/15/37)	1,155	1,312,953
4.44%, 10/06/48 (Call 04/06/48)	1,098	1,246,815
4.60%, 04/15/48 (Call 10/15/47)	1,445	1,679,081
4.75%, 01/23/29 (Call 10/23/28)	3,149	3,676,825
4.75%, 04/15/58 (Call 10/15/57)	1,390	1,626,506
4.90%, 01/23/31 (Call 10/23/30)	1,615	1,933,479
4.95%, 01/15/42	1,315	1,575,914
5.45%, 01/23/39 (Call 07/23/38)	840	1,071,695
5.55%, 01/23/49 (Call 07/23/48)	1,780	2,338,014
5.80%, 01/23/59 (Call 07/23/58)	885	1,207,076
5.88%, 06/15/35	50	62,744
8.00%, 11/15/39	93	148,684
8.20%, 01/15/39	346	555,840
Bacardi Ltd.
4.45%, 05/15/25 (Call 03/15/25)(b)	600	645,912
4.70%, 05/15/28 (Call 02/15/28)(b)	960	1,066,515
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	150	172,675
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)(a)	195	199,007
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	75	80,142
4.50%, 07/15/45 (Call 01/15/45)	310	395,088
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	420	419,619
1.88%, 10/27/20	470	469,868
2.20%, 05/25/22	445	450,272
2.25%, 09/01/26	556	568,807
2.45%, 11/01/20	340	342,393
2.50%, 04/01/23	432	443,693
2.55%, 06/01/26	535	554,845

Security	Par (000)	Value

Beverages (continued)
2.88%, 10/27/25	$627	$660,553
3.15%, 11/15/20(a)	270	274,234
3.20%, 11/01/23	429	453,919
3.30%, 09/01/21	1,027	1,056,762
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	225	237,974
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	159,844
5.25%, 11/26/43	300	391,104
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	194	196,584
2.70%, 05/09/22 (Call 04/09/22)(a)	795	805,057
3.20%, 02/15/23 (Call 01/15/23)	530	546,773
3.50%, 05/09/27 (Call 02/09/27)	193	203,408
3.70%, 12/06/26 (Call 09/06/26)	588	630,881
4.10%, 02/15/48 (Call 08/15/47)(a)	585	632,137
4.25%, 05/01/23	865	926,627
4.40%, 11/15/25 (Call 09/15/25)	245	271,808
4.50%, 05/09/47 (Call 11/09/46)	270	308,069
4.65%, 11/15/28 (Call 08/15/28)(a)	465	532,454
4.75%, 11/15/24	75	83,532
4.75%, 12/01/25(a)	491	553,539
5.25%, 11/15/48 (Call 05/15/48)(a)	325	412,095
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	430	439,928
3.50%, 09/18/23 (Call 08/18/23)	200	211,264
3.88%, 05/18/28 (Call 02/18/28)	400	451,317
3.88%, 04/29/43 (Call 10/29/42)	85	98,260
5.88%, 09/30/36	278	386,003
Diageo Investment Corp.
2.88%, 05/11/22	615	631,039
4.25%, 05/11/42	610	731,032
7.45%, 04/15/35	50	76,908
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	250	253,672
4.38%, 05/10/43	150	175,500
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	1,900	2,045,587
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(a)	425	416,519
3.43%, 06/15/27 (Call 03/15/27)	120	124,776
3.55%, 05/25/21	794	813,047
4.06%, 05/25/23 (Call 04/25/23)	875	929,104
4.42%, 05/25/25 (Call 03/25/25)	1,157	1,265,616
4.50%, 11/15/45 (Call 05/15/45)	125	136,748
4.60%, 05/25/28 (Call 02/25/28)	1,385	1,564,294
4.99%, 05/25/38 (Call 11/25/37)	550	648,770
5.09%, 05/25/48 (Call 11/25/47)(a)	355	427,240
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	1,075	1,074,630
3.00%, 07/15/26 (Call 04/15/26)	645	652,755
3.50%, 05/01/22	562	580,189
4.20%, 07/15/46 (Call 01/15/46)(a)	930	948,243
5.00%, 05/01/42	779	865,181
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	530	528,854
2.00%, 04/15/21 (Call 03/15/21)	75	75,222
2.15%, 10/14/20 (Call 09/14/20)(a)	330	330,945
2.25%, 05/02/22 (Call 04/02/22)	237	239,695
2.38%, 10/06/26 (Call 07/06/26)	507	519,401
2.75%, 03/05/22(a)	500	513,800

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 03/01/23	$332	$342,556
2.75%, 04/30/25 (Call 01/30/25)	482	504,305
2.85%, 02/24/26 (Call 11/24/25)	815	852,466
3.00%, 08/25/21	800	817,589
3.00%, 10/15/27 (Call 07/15/27)	950	1,018,786
3.13%, 11/01/20	1,000	1,014,667
3.45%, 10/06/46 (Call 04/06/46)	1,095	1,208,574
3.60%, 03/01/24 (Call 12/01/23)	750	805,647
4.00%, 03/05/42	620	733,509
4.00%, 05/02/47 (Call 11/02/46)	620	748,767
4.25%, 10/22/44 (Call 04/22/44)	575	708,952
4.45%, 04/14/46 (Call 10/14/45)	649	822,274
4.60%, 07/17/45 (Call 01/17/45)	371	478,838
Pernod Ricard SA
4.25%, 07/15/22(b)	100	105,922
5.50%, 01/15/42(a)(b)	785	980,718

		78,643,176

Biotechnology — 1.3%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)(a)	475	478,138
2.60%, 08/19/26 (Call 05/19/26)	555	561,318
2.65%, 05/11/22 (Call 04/11/22)	1,430	1,451,737
2.70%, 05/01/22 (Call 03/01/22)	700	709,461
3.13%, 05/01/25 (Call 02/01/25)	705	735,952
3.20%, 11/02/27 (Call 08/02/27)(a)	875	921,086
3.45%, 10/01/20	963	977,726
3.63%, 05/15/22 (Call 02/15/22)	268	277,708
3.63%, 05/22/24 (Call 02/22/24)(a)	460	489,159
3.88%, 11/15/21 (Call 08/15/21)	1,402	1,449,809
4.10%, 06/15/21 (Call 03/15/21)	682	703,123
4.40%, 05/01/45 (Call 11/01/44)(a)	961	1,093,254
4.56%, 06/15/48 (Call 12/15/47)	448	523,033
4.66%, 06/15/51 (Call 12/15/50)	996	1,184,653
4.95%, 10/01/41	950	1,145,493
5.15%, 11/15/41 (Call 05/15/41)(a)	920	1,127,806
5.65%, 06/15/42 (Call 12/15/41)	565	720,715
6.38%, 06/01/37(a)	100	136,177
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	728	788,749
5.25%, 06/23/45 (Call 12/23/44)(a)	231	303,891
Biogen Inc.
2.90%, 09/15/20(a)	815	819,942
3.63%, 09/15/22	540	562,715
4.05%, 09/15/25 (Call 06/15/25)	1,007	1,093,354
5.20%, 09/15/45 (Call 03/15/45)	867	1,044,391
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	30	30,803
Celgene Corp.
2.25%, 08/15/21	60	60,076
2.75%, 02/15/23 (Call 01/15/23)	450	459,547
2.88%, 08/15/20	350	352,099
2.88%, 02/19/21	500	505,313
3.25%, 08/15/22	577	596,066
3.25%, 02/20/23 (Call 01/20/23)	550	571,756
3.45%, 11/15/27 (Call 08/15/27)	447	478,535
3.55%, 08/15/22	176	183,275
3.63%, 05/15/24 (Call 02/15/24)	1,009	1,068,697
3.88%, 08/15/25 (Call 05/15/25)	793	859,997
3.90%, 02/20/28 (Call 11/20/27)	1,040	1,155,113
3.95%, 10/15/20	450	458,802
4.00%, 08/15/23	250	267,088

Security	Par (000)	Value

Biotechnology (continued)
4.35%, 11/15/47 (Call 05/15/47)	$630	$757,435
4.55%, 02/20/48 (Call 08/20/47)	785	958,452
4.63%, 05/15/44 (Call 11/15/43)	500	608,651
5.00%, 08/15/45 (Call 02/15/45)	992	1,257,994
5.25%, 08/15/43	1,120	1,429,822
5.70%, 10/15/40	197	260,756
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	215	214,841
2.50%, 09/01/23 (Call 07/01/23)	846	860,856
2.55%, 09/01/20	1,180	1,186,279
2.95%, 03/01/27 (Call 12/01/26)(a)	1,265	1,313,430
3.25%, 09/01/22 (Call 07/01/22)	300	310,844
3.50%, 02/01/25 (Call 11/01/24)	1,050	1,119,280
3.65%, 03/01/26 (Call 12/01/25)	365	392,447
3.70%, 04/01/24 (Call 01/01/24)	990	1,051,834
4.00%, 09/01/36 (Call 03/01/36)(a)	200	227,935
4.15%, 03/01/47 (Call 09/01/46)(a)	825	932,822
4.40%, 12/01/21 (Call 09/01/21)(a)	480	503,404
4.50%, 04/01/21 (Call 01/01/21)	150	154,843
4.50%, 02/01/45 (Call 08/01/44)	843	982,984
4.60%, 09/01/35 (Call 03/01/35)	750	897,991
4.75%, 03/01/46 (Call 09/01/45)	1,350	1,641,413
4.80%, 04/01/44 (Call 10/01/43)	939	1,134,220
5.65%, 12/01/41 (Call 06/01/41)	492	651,642

		45,196,732

Building Materials — 0.3%
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	400	415,569
3.95%, 04/04/28 (Call 01/04/28)(b)	325	351,595
4.50%, 04/04/48 (Call 10/04/47)(b)	200	218,792
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	600	636,562
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	50	51,730
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	200	212,655
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(b)	575	623,813
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	560	589,841
3.90%, 02/14/26 (Call 11/14/25)	110	118,587
4.50%, 02/15/47 (Call 08/15/46)	761	856,214
4.63%, 07/02/44 (Call 01/02/44)	346	385,754
4.95%, 07/02/64 (Call 01/02/64)(c)	165	178,737
5.13%, 09/14/45 (Call 03/14/45)	3	3,583
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	340	351,436
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	150	152,001
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	400	412,941
4.25%, 12/15/47 (Call 06/15/47)	412	421,001
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)(a)	50	50,787
4.38%, 04/01/26 (Call 01/01/26)(a)	140	151,056
4.45%, 04/01/25 (Call 01/01/25)	825	898,366
4.50%, 05/15/47 (Call 11/15/46)	341	353,908
5.95%, 03/15/22	100	108,450
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	395	395,821
4.20%, 12/01/24 (Call 09/01/24)	275	291,589
4.30%, 07/15/47 (Call 01/15/47)	550	503,321
7.00%, 12/01/36	63	78,752

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(a)	$125	$131,968
4.50%, 04/01/25 (Call 01/01/25)	615	666,197
4.50%, 06/15/47 (Call 12/15/46)	327	354,176
4.70%, 03/01/48 (Call 09/01/47)	324	359,577

		10,324,779

Chemicals — 1.7%
Air Liquide Finance SA
1.75%, 09/27/21 (Call 08/27/21)(b)	975	968,455
2.25%, 09/27/23 (Call 07/27/23)(b)	450	453,963
3.50%, 09/27/46 (Call 03/27/46)(b)	200	217,101
Air Products & Chemicals Inc.
3.00%, 11/03/21(a)	200	205,134
3.35%, 07/31/24 (Call 04/30/24)	25	26,404
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	205	218,229
Braskem Finance Ltd.
5.75%, 04/15/21(b)	200	205,775
6.45%, 02/03/24(a)	650	715,812
Braskem Netherlands Finance BV, 4.50%, 01/10/28(b)	225	224,349
Cabot Corp.
3.70%, 07/15/22	50	51,464
4.00%, 07/01/29 (Call 04/01/29)	950	999,090
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	450	468,628
5.88%, 06/15/21	75	79,571
CF Industries Inc., 3.40%, 12/01/21(a)(b)	250	254,501
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	400	413,952
3.40%, 12/01/26 (Call 09/01/26)(b)	275	292,141
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	780	796,513
3.50%, 10/01/24 (Call 07/01/24)	426	446,606
3.63%, 05/15/26 (Call 03/15/26)(b)	415	436,383
4.13%, 11/15/21 (Call 08/15/21)	830	861,537
4.25%, 10/01/34 (Call 04/01/34)	852	931,843
4.38%, 11/15/42 (Call 05/15/42)	540	568,355
4.55%, 11/30/25 (Call 09/30/25)(b)	555	611,937
4.63%, 10/01/44 (Call 04/01/44)(a)	610	670,858
4.80%, 11/30/28 (Call 08/30/28)(b)	525	600,955
5.25%, 11/15/41 (Call 05/15/41)	315	363,558
5.55%, 11/30/48 (Call 05/30/48)(b)	495	612,630
7.38%, 11/01/29	595	795,307
9.40%, 05/15/39	275	452,310
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,695	1,825,619
4.49%, 11/15/25 (Call 09/15/25)	1,615	1,792,856
4.73%, 11/15/28 (Call 08/15/28)	875	1,011,573
5.32%, 11/15/38 (Call 05/15/38)	950	1,170,060
5.42%, 11/15/48 (Call 05/15/48)	1,365	1,757,872
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	22	22,015
3.50%, 12/01/21	50	51,238
3.60%, 08/15/22 (Call 05/15/22)	1,212	1,250,718
3.80%, 03/15/25 (Call 12/15/24)	1,446	1,518,404
4.65%, 10/15/44 (Call 04/15/44)(a)	675	736,589
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	480	484,958
2.70%, 11/01/26 (Call 08/01/26)	748	775,586
3.25%, 12/01/27 (Call 09/01/27)(a)	389	421,969

Security	Par (000)	Value

Chemicals (continued)
3.95%, 12/01/47 (Call 06/01/47)	$451	$530,058
4.35%, 12/08/21	443	465,745
5.50%, 12/08/41(a)	84	114,368
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)	410	423,296
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)(a)	795	846,717
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	250	255,448
4.38%, 06/01/47 (Call 12/01/46)	535	551,523
4.45%, 09/26/28 (Call 06/26/28)	305	337,647
5.00%, 09/26/48 (Call 03/26/48)	50	56,363
Lubrizol Corp. (The), 6.50%, 10/01/34	100	143,626
LYB International Finance BV
4.00%, 07/15/23	180	191,623
4.88%, 03/15/44 (Call 09/15/43)	550	609,120
5.25%, 07/15/43	569	657,045
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	857	884,675
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	475	500,839
5.75%, 04/15/24 (Call 01/15/24)(a)	500	567,032
6.00%, 11/15/21 (Call 08/17/21)	675	722,820
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	1,115	1,129,642
5.65%, 12/01/44 (Call 06/01/44)	250	251,185
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	100	102,481
3.75%, 11/15/21 (Call 08/15/21)	460	471,717
4.05%, 11/15/27 (Call 08/15/27)(a)	241	251,417
4.25%, 11/15/23 (Call 08/15/23)(a)	721	761,421
4.88%, 11/15/41 (Call 05/15/41)	100	101,490
5.63%, 11/15/43 (Call 05/15/43)(a)	435	483,317
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	329	336,242
3.15%, 10/01/22 (Call 07/01/22)	954	973,804
3.38%, 03/15/25 (Call 12/15/24)	131	136,811
3.50%, 06/01/23 (Call 03/01/23)	180	186,266
4.00%, 12/15/26 (Call 09/15/26)	850	917,152
4.13%, 03/15/35 (Call 09/15/34)	195	205,563
4.20%, 04/01/29 (Call 01/01/29)	185	206,703
4.90%, 06/01/43 (Call 12/01/42)	635	724,727
5.25%, 01/15/45 (Call 07/15/44)	430	516,614
5.63%, 12/01/40	251	308,537
5.88%, 12/01/36	550	681,462
6.13%, 01/15/41 (Call 07/15/40)	229	291,048
OCP SA, 5.63%, 04/25/24(b)	1,000	1,102,500
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	500	506,490
3.20%, 03/15/23 (Call 02/15/23)	270	279,840
3.60%, 11/15/20	100	101,834
3.75%, 03/15/28 (Call 12/15/27)(a)	433	474,442
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,582	1,595,586
2.45%, 02/15/22 (Call 11/15/21)	92	93,202
2.65%, 02/05/25 (Call 11/05/24)(a)	140	144,540
3.00%, 09/01/21	145	148,071
3.20%, 01/30/26 (Call 10/30/25)	475	506,683
4.05%, 03/15/21	52	53,620
Rohm & Haas Co., 7.85%, 07/15/29	805	1,097,007

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	$242	$248,590
3.75%, 03/15/27 (Call 12/15/26)	130	134,825
4.25%, 01/15/48 (Call 07/15/47)	345	341,414
4.55%, 03/01/29 (Call 12/01/28)	615	671,455
5.25%, 06/01/45 (Call 12/01/44)	100	112,648
SABIC Capital II BV, 4.00%, 10/10/23(b)	200	213,460
SASOL Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	510	565,941
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	594	603,187
2.95%, 08/15/29 (Call 05/15/29)	155	157,589
3.13%, 06/01/24 (Call 04/01/24)	200	207,689
3.45%, 08/01/25 (Call 05/01/25)	33	34,386
3.45%, 06/01/27 (Call 03/01/27)	998	1,056,004
3.95%, 01/15/26 (Call 10/15/25)	75	80,392
4.00%, 12/15/42 (Call 06/15/42)	325	343,942
4.20%, 01/15/22 (Call 10/15/21)	155	161,438
4.50%, 06/01/47 (Call 12/01/46)	975	1,109,383
Syngenta Finance NV
3.13%, 03/28/22	1,894	1,922,456
4.38%, 03/28/42	50	45,914
4.44%, 04/24/23 (Call 03/24/23)(a)(b)	700	733,384
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	558	592,185
5.18%, 04/24/28 (Call 01/24/28)(a)(b)	550	587,638
5.68%, 04/24/48 (Call 10/24/47)(b)	550	587,298
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)(a)	579	601,319
4.38%, 11/15/47 (Call 05/15/47)(a)	513	511,948
5.00%, 08/15/46 (Call 02/15/46)	540	585,173
Yara International ASA
3.80%, 06/06/26 (Call 03/06/26)(b)	400	412,678
4.75%, 06/01/28 (Call 03/01/28)(b)	459	504,841

		62,889,354

Commercial Services — 0.8%
Ashtead Capital Inc.
5.25%, 08/01/26 (Call 08/01/21)(b)	500	532,500
5.63%, 10/01/24 (Call 10/01/19)(a)(b)	125	128,750
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	100	100,287
3.38%, 09/15/25 (Call 06/15/25)(a)	1,133	1,221,076
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	433	440,146
5.25%, 10/01/25 (Call 07/01/25)	326	355,385
California Institute of Technology, 4.32%, 08/01/45	20	26,301
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	125	127,737
3.25%, 06/01/22 (Call 03/01/22)	280	288,251
3.70%, 04/01/27 (Call 01/01/27)	928	1,019,261
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	85	116,926
DP World Crescent Ltd., 3.91%, 05/31/23(b)	1,540	1,590,050
DP World PLC
5.63%, 09/25/48(b)	1,100	1,309,000
6.85%, 07/02/37(b)	150	202,266
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)(a)	105	107,806
3.95%, 06/15/23 (Call 05/15/23)(a)	894	943,855
7.00%, 07/01/37	235	306,009
ERAC USA Finance LLC
2.60%, 12/01/21 (Call 11/01/21)(b)	50	50,334

Security	Par (000)	Value

Commercial Services (continued)
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	$190	$198,189
3.80%, 11/01/25 (Call 08/01/25)(b)	250	268,857
3.85%, 11/15/24 (Call 08/15/24)(b)	55	58,894
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	600	664,941
5.63%, 03/15/42(a)(b)	130	167,033
7.00%, 10/15/37(a)(b)	935	1,348,036
Experian Finance PLC, 4.25%, 02/01/29 (Call 11/01/28)(b)	315	358,300
George Washington University (The)
4.87%, 09/15/45	130	175,134
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	291	359,169
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	215	223,256
4.13%, 08/01/23 (Call 07/01/23)	70	73,794
4.25%, 05/01/29 (Call 02/01/29)	525	569,026
4.75%, 02/15/25 (Call 11/15/24)(b)	525	572,197
4.75%, 08/01/28 (Call 05/01/28)	495	558,360
5.00%, 11/01/22 (Call 08/01/22)(a)(b)	525	560,394
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	150	187,397
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	75	89,628
Massachusetts Institute of Technology
4.68%, 07/01/14	180	270,742
5.60%, 07/01/11	400	700,752
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	350	355,017
3.25%, 01/15/28 (Call 10/15/27)	575	606,170
4.25%, 02/01/29 (Call 11/01/28)(a)	300	340,967
4.88%, 02/15/24 (Call 11/15/23)(a)	480	531,739
4.88%, 12/17/48 (Call 06/17/48)	375	474,928
5.50%, 09/01/20	100	103,226
Northwestern University
3.69%, 12/01/38	350	401,287
3.87%, 12/01/48	100	121,414
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)(a)	325	358,883
3.30%, 07/15/56 (Call 01/15/56)	140	157,848
Princeton University, 5.70%, 03/01/39	50	73,722
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	375	384,640
3.50%, 03/16/23 (Call 02/16/23)	940	979,604
4.00%, 03/18/29 (Call 12/18/28)	960	1,058,387
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	500	524,946
4.00%, 06/15/25 (Call 03/15/25)	855	940,741
4.40%, 02/15/26 (Call 11/15/25)	734	827,988
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	898	939,145
4.00%, 06/01/23 (Call 05/01/23)	289	305,061
4.45%, 06/01/28 (Call 03/01/28)	200	223,048
4.80%, 04/01/26 (Call 01/01/26)(a)	498	560,662
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	393	403,571
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	380	407,549
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	199	225,923
University of Southern California, 3.03%, 10/01/39	400	427,473
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)(a)	66	71,428
4.13%, 09/12/22	350	368,447
4.13%, 03/15/29 (Call 12/15/28)	320	357,025

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
William Marsh Rice University
3.57%, 05/15/45	$25	$28,555
3.77%, 05/15/55	200	240,720

		29,070,153

Computers — 2.1%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	195	194,036
2.10%, 09/12/22 (Call 08/12/22)	1,012	1,021,000
2.15%, 02/09/22(a)	947	955,217
2.25%, 02/23/21 (Call 01/23/21)	1,469	1,477,191
2.30%, 05/11/22 (Call 04/11/22)	675	684,106
2.40%, 01/13/23 (Call 12/13/22)	410	418,202
2.40%, 05/03/23	1,071	1,093,560
2.45%, 08/04/26 (Call 05/04/26)	938	959,627
2.50%, 02/09/22 (Call 01/09/22)	1,625	1,652,521
2.50%, 02/09/25	774	796,011
2.70%, 05/13/22(a)	1,265	1,295,347
2.75%, 01/13/25 (Call 11/13/24)	435	452,143
2.85%, 05/06/21	1,023	1,040,375
2.85%, 02/23/23 (Call 12/23/22)	735	759,368
2.85%, 05/11/24 (Call 03/11/24)	1,026	1,068,232
2.90%, 09/12/27 (Call 06/12/27)	1,511	1,587,655
3.00%, 02/09/24 (Call 12/09/23)	1,301	1,360,174
3.00%, 06/20/27 (Call 03/20/27)	50	53,031
3.00%, 11/13/27 (Call 08/13/27)	825	877,621
3.20%, 05/13/25	1,113	1,186,307
3.20%, 05/11/27 (Call 02/11/27)	797	853,716
3.25%, 02/23/26 (Call 11/23/25)	981	1,050,203
3.35%, 02/09/27 (Call 11/09/26)	1,012	1,093,644
3.45%, 05/06/24	972	1,041,116
3.45%, 02/09/45	1,170	1,265,614
3.75%, 09/12/47 (Call 03/12/47)	935	1,062,781
3.75%, 11/13/47 (Call 05/13/47)	881	1,008,962
3.85%, 05/04/43	1,204	1,373,504
3.85%, 08/04/46 (Call 02/04/46)	965	1,109,380
4.25%, 02/09/47 (Call 08/09/46)(a)	728	883,751
4.38%, 05/13/45	1,055	1,298,485
4.45%, 05/06/44	1,019	1,262,785
4.50%, 02/23/36 (Call 08/23/35)	940	1,158,869
4.65%, 02/23/46 (Call 08/23/45)	1,136	1,449,997
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)(b)	950	992,101
4.42%, 06/15/21 (Call 05/15/21)(a)(b)	1,785	1,840,902
4.90%, 10/01/26 (Call 08/01/26)(b)	1,265	1,352,011
5.30%, 10/01/29 (Call 07/01/29)(b)	750	812,674
5.45%, 06/15/23 (Call 04/15/23)(b)	1,513	1,644,280
6.02%, 06/15/26 (Call 03/15/26)(b)	1,820	2,053,623
8.10%, 07/15/36 (Call 01/15/36)(b)	950	1,204,349
8.35%, 07/15/46 (Call 01/15/46)(b)	1,025	1,346,291
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)(a)	335	354,773
4.45%, 09/18/22(a)	500	525,650
4.75%, 04/15/27 (Call 01/15/27)(a)	550	585,912
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	426	434,187
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)	189	193,258
3.60%, 10/15/20 (Call 09/15/20)	713	723,347
4.40%, 10/15/22 (Call 08/15/22)	318	336,979
4.90%, 10/15/25 (Call 07/15/25)(a)	1,210	1,339,799

Security	Par (000)	Value

Computers (continued)
6.20%, 10/15/35 (Call 04/15/35)	$480	$558,575
6.35%, 10/15/45 (Call 04/15/45)	716	830,437
HP Inc.
3.75%, 12/01/20(a)	125	127,309
4.05%, 09/15/22	100	105,597
4.30%, 06/01/21	1,042	1,080,527
6.00%, 09/15/41	792	887,468
IBM Credit LLC
2.20%, 09/08/22	200	201,152
2.65%, 02/05/21	710	716,776
3.00%, 02/06/23	800	823,142
International Business Machines Corp.
1.88%, 08/01/22	830	828,025
2.25%, 02/19/21	200	200,768
2.50%, 01/27/22	2,565	2,598,497
2.85%, 05/13/22(a)	675	690,769
2.88%, 11/09/22	800	820,643
2.90%, 11/01/21(a)	400	407,267
3.00%, 05/15/24	325	338,117
3.30%, 01/27/27	670	707,998
3.38%, 08/01/23(a)	770	808,269
3.45%, 02/19/26(a)	740	794,252
3.50%, 05/15/29	1,200	1,301,879
3.63%, 02/12/24	1,685	1,795,526
4.00%, 06/20/42	901	1,016,253
4.15%, 05/15/39	1,175	1,356,792
4.25%, 05/15/49	1,550	1,807,425
4.70%, 02/19/46(a)	265	327,592
5.60%, 11/30/39	422	568,256
5.88%, 11/29/32	415	561,120
6.22%, 08/01/27	200	251,792
6.50%, 01/15/28	150	194,041
7.00%, 10/30/25	275	348,398
7.13%, 12/01/96(a)	50	80,032
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	460	468,333
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	748	774,533
4.75%, 06/01/23	475	495,904
4.75%, 01/01/25(a)	670	697,359
4.88%, 03/01/24 (Call 01/01/24)	344	359,967
4.88%, 06/01/27 (Call 03/01/27)	480	493,883
5.75%, 12/01/34 (Call 06/01/34)	335	339,050

		77,348,390

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
2.30%, 05/03/22	735	745,264
2.45%, 11/15/21	197	200,302
3.25%, 03/15/24	315	335,831
3.70%, 08/01/47 (Call 02/01/47)(a)	190	225,252
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	200	202,503
3.15%, 03/15/27 (Call 12/15/26)	270	289,348
4.38%, 06/15/45 (Call 12/15/44)	100	124,370
6.00%, 05/15/37	75	105,162
Procter & Gamble Co. (The)
2.15%, 08/11/22	275	278,300
2.30%, 02/06/22	1,082	1,097,427
2.45%, 11/03/26	656	679,549
2.70%, 02/02/26	432	452,133
2.85%, 08/11/27	175	186,908

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.10%, 08/15/23	$311	$326,553
3.50%, 10/25/47	640	743,671
5.50%, 02/01/34	625	871,393
Unilever Capital Corp.
1.38%, 07/28/21(a)	535	529,987
2.00%, 07/28/26(a)	500	500,308
2.60%, 05/05/24 (Call 03/05/24)	450	462,456
2.75%, 03/22/21	200	202,605
2.90%, 05/05/27 (Call 02/05/27)	760	800,883
3.00%, 03/07/22	100	102,746
3.10%, 07/30/25	150	158,742
3.25%, 03/07/24 (Call 02/07/24)(a)	500	527,715
3.38%, 03/22/25 (Call 01/22/25)	100	106,812
3.50%, 03/22/28 (Call 12/22/27)(a)	875	964,429
4.25%, 02/10/21	700	722,557
5.90%, 11/15/32	467	645,013

		12,588,219

Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	400	431,746
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	75	80,821
4.20%, 05/15/47 (Call 11/15/46)	365	417,928
4.60%, 06/15/45 (Call 12/15/44)	768	918,526

		1,849,021

Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	170	174,640
3.50%, 01/15/25 (Call 11/15/24)	325	332,835
3.65%, 07/21/27 (Call 04/21/27)	1,450	1,487,223
3.95%, 02/01/22 (Call 01/01/22)	940	974,263
4.45%, 10/01/25 (Call 08/01/25)	1,600	1,715,898
4.50%, 05/15/21	520	536,410
4.63%, 10/30/20	150	153,645
4.63%, 07/01/22	250	264,357
5.00%, 10/01/21(a)	855	896,514
Affiliated Managers Group Inc.
3.50%, 08/01/25	125	130,295
4.25%, 02/15/24(a)	275	295,634
AIG Global Funding
2.30%, 07/01/22(b)	20	20,076
2.70%, 12/15/21(a)(b)	100	101,087
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	200	201,809
2.75%, 01/15/23 (Call 12/15/22)(a)	211	213,369
3.00%, 09/15/23 (Call 07/15/23)	649	660,473
3.25%, 03/01/25 (Call 01/01/25)(a)	1,150	1,174,613
3.50%, 01/15/22	250	257,004
3.63%, 04/01/27 (Call 01/01/27)	100	103,992
3.63%, 12/01/27 (Call 09/01/27)	856	891,768
3.75%, 02/01/22 (Call 12/01/21)(a)	205	211,198
3.75%, 06/01/26 (Call 04/01/26)	125	130,927
3.88%, 04/01/21 (Call 03/01/21)	595	608,741
3.88%, 07/03/23 (Call 06/03/23)	25	26,187
4.25%, 02/01/24 (Call 01/01/24)	525	560,346
4.25%, 09/15/24 (Call 06/15/24)	745	800,785
4.63%, 10/01/28 (Call 07/01/28)(a)	475	531,192
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	1,075	1,123,089

Security	Par (000)	Value

Diversified Financial Services (continued)
4.40%, 09/25/23 (Call 08/25/23)	$353	$372,980
5.13%, 03/15/21(a)	635	658,356
5.50%, 02/15/22	775	827,823
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)(a)	497	497,908
2.50%, 08/01/22 (Call 07/01/22)	406	411,707
2.50%, 07/30/24 (Call 06/30/24)	330	336,367
2.65%, 12/02/22	240	244,640
2.75%, 05/20/22 (Call 04/20/22)	550	560,664
3.00%, 10/30/24 (Call 09/29/24)	543	563,440
3.13%, 05/20/26 (Call 04/20/26)	180	189,046
3.38%, 05/17/21 (Call 04/17/21)	275	280,963
3.40%, 02/27/23 (Call 01/27/23)	476	497,218
3.40%, 02/22/24 (Call 01/22/24)	338	356,464
3.63%, 12/05/24 (Call 11/04/24)	740	787,176
3.70%, 11/05/21 (Call 10/05/21).	1,250	1,293,437
3.70%, 08/03/23 (Call 07/03/23)	1,375	1,457,167
4.05%, 12/03/42	452	538,830
4.20%, 11/06/25 (Call 10/06/25)	200	222,193
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	540	542,657
2.70%, 03/03/22 (Call 01/31/22)	924	942,398
3.30%, 05/03/27 (Call 04/03/27)	832	898,846
Series F, 2.60%, 09/14/20 (Call 08/14/20)	2,377	2,390,091
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	445	460,835
3.00%, 03/22/22	490	500,637
3.70%, 10/15/24	492	529,496
4.00%, 10/15/23	692	743,652
Avolon Holdings Funding Ltd.
3.63%, 05/01/22 (Call 04/01/22)(a)(b)	1,000	1,014,300
3.95%, 07/01/24 (Call 06/01/24)(b)	250	257,300
4.38%, 05/01/26 (Call 03/01/26)(a)(b)	250	259,575
5.13%, 10/01/23 (Call 09/01/23)(b)	325	345,053
5.25%, 05/15/24 (Call 04/15/24)(a)(b)	1,025	1,099,517
BGC Partners Inc., 5.38%, 07/24/23(a)	100	107,720
Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/45(b)	100	114,893
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(b)	250	248,594
3.88%, 04/27/26 (Call 01/27/26)(b)	1,000	1,056,563
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)	100	106,662
4.25%, 06/02/26 (Call 03/02/26)	275	296,741
4.70%, 09/20/47 (Call 03/20/47)	612	691,780
4.85%, 03/29/29 (Call 12/29/28)(a)	775	878,988
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	638	639,791
3.20%, 01/30/23 (Call 12/30/22)	660	679,348
3.20%, 02/05/25 (Call 01/05/25)	669	689,850
3.30%, 10/30/24 (Call 09/30/24)	842	873,151
3.45%, 04/30/21 (Call 03/30/21)	1,200	1,225,248
3.50%, 06/15/23	330	344,617
3.75%, 04/24/24 (Call 03/24/24)	715	757,437
3.75%, 07/28/26 (Call 06/28/26)	878	916,009
3.75%, 03/09/27 (Call 02/09/27)	1,130	1,196,779
3.80%, 01/31/28 (Call 12/31/27)	1,255	1,340,346
3.90%, 01/29/24 (Call 12/29/23)	365	387,324
4.20%, 10/29/25 (Call 09/29/25)	305	326,049
4.25%, 04/30/25 (Call 03/31/25)(a)	505	548,854
4.75%, 07/15/21	48	50,180

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	$380	$454,781
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	450	486,612
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	256	266,153
3.20%, 03/02/27 (Call 12/02/26)	275	291,408
3.20%, 01/25/28 (Call 10/25/27)	615	654,014
3.25%, 05/21/21 (Call 04/21/21)	475	485,554
3.25%, 05/22/29 (Call 02/22/29)(a)	720	773,228
3.45%, 02/13/26 (Call 11/13/25)	140	150,035
3.55%, 02/01/24 (Call 01/01/24)	900	956,418
3.85%, 05/21/25 (Call 03/21/25)	120	130,091
4.00%, 02/01/29 (Call 11/01/28)	250	282,819
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,000	1,058,532
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	100	105,561
CME Group Inc.
3.00%, 09/15/22	1,097	1,135,630
3.00%, 03/15/25 (Call 12/15/24)	269	283,304
3.75%, 06/15/28 (Call 03/15/28)(a)	100	112,683
4.15%, 06/15/48 (Call 12/15/47)	230	282,868
5.30%, 09/15/43 (Call 03/15/43)	439	610,043
Credit Suisse USA Inc., 7.13%, 07/15/32	970	1,437,491
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	490	515,807
3.95%, 11/06/24 (Call 08/06/24)	785	836,708
4.10%, 02/09/27 (Call 11/09/26)	162	174,381
4.50%, 01/30/26 (Call 11/30/25)	550	607,277
5.20%, 04/27/22	410	440,895
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	202	213,539
4.50%, 06/20/28 (Call 03/20/28)	350	384,492
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	830	887,911
Franklin Resources Inc.
2.80%, 09/15/22	162	166,008
2.85%, 03/30/25	405	419,190
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	2,415	2,398,561
3.37%, 11/15/25(a)	1,150	1,164,891
4.42%, 11/15/35	5,560	5,653,215
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	625	651,367
International Lease Finance Corp.
5.88%, 08/15/22	1,190	1,306,993
8.25%, 12/15/20	45	48,288
8.63%, 01/15/22	150	170,914
Invesco Finance PLC
3.75%, 01/15/26(a)	75	80,678
4.00%, 01/30/24	370	393,826
5.38%, 11/30/43	295	362,084
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	205	226,282
Jefferies Financial Group Inc.
5.50%, 10/18/23 (Call 01/18/23)	579	629,722
6.63%, 10/23/43 (Call 07/23/43)(a)	225	257,469
Jefferies Group LLC
6.25%, 01/15/36	470	548,492
6.45%, 06/08/27	150	176,431
6.50%, 01/20/43	230	267,972
6.88%, 04/15/21(a)	600	639,958
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	669	677,025
4.85%, 01/15/27	413	441,744

Security	Par (000)	Value

Diversified Financial Services (continued)
Lazard Group LLC
3.75%, 02/13/25	$505	$530,647
4.38%, 03/11/29 (Call 12/11/28)	457	502,417
4.50%, 09/19/28 (Call 06/19/28)	535	589,968
Legg Mason Inc.
3.95%, 07/15/24	50	53,185
4.75%, 03/15/26	330	363,906
5.63%, 01/15/44	629	714,737
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)(a)	280	281,234
2.95%, 11/21/26 (Call 08/21/26)	350	370,687
2.95%, 06/01/29 (Call 03/01/29)	95	101,607
3.38%, 04/01/24	650	694,053
3.50%, 02/26/28 (Call 11/26/27)	25	27,562
3.65%, 06/01/49 (Call 12/01/48)	115	133,536
3.80%, 11/21/46 (Call 05/21/46)	575	675,034
3.95%, 02/26/48 (Call 08/26/47)	75	90,448
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	300	307,216
3.56%, 02/28/24 (Call 01/28/24)(b)	400	418,097
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	400	421,766
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	340	368,833
4.25%, 06/01/24 (Call 03/01/24)	375	408,416
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	1,000	1,087,569
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	865	980,602
ORIX Corp.
2.90%, 07/18/22	475	485,189
3.25%, 12/04/24	325	339,381
3.70%, 07/18/27	160	172,973
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	400	431,672
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)(b)	250	285,907
Power Finance Corp. Ltd., 6.15%, 12/06/28(b)	500	589,662
Raymond James Financial Inc.
3.63%, 09/15/26(a)	225	237,223
4.95%, 07/15/46	540	660,890
5.63%, 04/01/24	45	51,150
REC Ltd., 5.25%, 11/13/23(b)	1,250	1,347,211
Stifel Financial Corp., 4.25%, 07/18/24	370	391,692
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	755	774,070
3.75%, 08/15/21 (Call 06/15/21)	970	991,840
3.95%, 12/01/27 (Call 09/01/27)	920	953,503
4.25%, 08/15/24 (Call 05/15/24)	1,092	1,161,119
4.50%, 07/23/25 (Call 04/23/25)	825	886,496
5.15%, 03/19/29 (Call 12/19/28)	83	93,446
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	885	906,216
3.30%, 04/01/27 (Call 01/01/27)	789	836,714
3.75%, 04/01/24 (Call 03/01/24)(a)	400	427,834
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	915	928,064
2.20%, 12/14/20 (Call 11/14/20)	920	924,270
2.75%, 09/15/27 (Call 06/15/27)(a)	225	237,990
2.80%, 12/14/22 (Call 10/14/22)	789	813,810
3.15%, 12/14/25 (Call 09/14/25)(a)	1,810	1,938,587
3.65%, 09/15/47 (Call 03/15/47)	510	594,571
4.15%, 12/14/35 (Call 06/14/35)	805	979,770
4.30%, 12/14/45 (Call 06/14/45)	1,526	1,937,563

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 6.20%, 11/17/36	$411	$449,168

		108,784,876

Electric — 7.6%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	1,000	1,033,500
4.38%, 04/23/25(b)	1,400	1,522,640
4.88%, 04/23/30(b)	2,000	2,307,500
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	25	27,477
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	475	478,411
3.80%, 10/01/47 (Call 04/01/47)	125	140,934
3.95%, 06/01/28 (Call 03/01/28)	100	111,596
Series E, 6.65%, 02/15/33(a)	500	697,646
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	380	398,841
3.75%, 12/01/47 (Call 06/01/47)(a)	280	311,322
4.00%, 12/01/46 (Call 06/01/46)	345	402,622
4.25%, 09/15/48 (Call 03/15/48)	75	90,736
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	460	514,682
4.15%, 08/15/44 (Call 02/15/44)	290	339,099
4.30%, 01/02/46 (Call 07/02/45)	100	121,602
6.00%, 03/01/39	150	213,305
Series 11-C, 5.20%, 06/01/41	175	218,066
Series A, 4.30%, 07/15/48 (Call 01/15/48)	75	91,632
Series B, 3.70%, 12/01/47 (Call 06/01/47)	110	122,576
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	100	109,068
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	347	348,423
3.65%, 02/15/26 (Call 11/15/25)(a)	500	530,413
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	235	247,924
3.70%, 12/01/47 (Call 06/01/47)	85	95,000
3.80%, 05/15/28 (Call 02/15/28)	75	83,481
4.15%, 03/15/46 (Call 09/15/45)	250	298,857
4.30%, 07/01/44 (Call 01/01/44)	315	369,947
4.50%, 03/15/49 (Call 09/15/48)	200	253,676
4.80%, 12/15/43 (Call 06/15/43)	450	563,677
American Electric Power Co. Inc.
2.15%, 11/13/20	270	270,270
3.20%, 11/13/27 (Call 08/13/27)	50	52,701
Series F, 2.95%, 12/15/22 (Call 09/15/22)	90	91,928
Series I, 3.65%, 12/01/21(a)	200	206,719
Series J, 4.30%, 12/01/28 (Call 09/01/28)	225	255,371
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	25	26,215
4.40%, 05/15/44 (Call 11/15/43)	505	601,471
7.00%, 04/01/38	575	843,964
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	125	127,371
2.95%, 09/15/27 (Call 06/15/27)	125	130,230
3.75%, 05/15/46 (Call 11/15/45)(a)	175	191,269
4.20%, 08/15/48 (Call 02/15/48)(a)	250	294,191
4.25%, 03/01/49 (Call 09/01/48)	250	297,191
4.50%, 04/01/42 (Call 10/01/41)	393	472,908
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)(a)	100	113,752

Security	Par (000)	Value

Electric (continued)
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	$350	$362,220
3.80%, 06/01/29 (Call 03/01/29)	250	272,584
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	35	41,980
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	250	251,889
2.80%, 08/15/22 (Call 05/15/22)	308	313,689
3.50%, 08/15/46 (Call 02/15/46)	90	95,898
3.75%, 08/15/47 (Call 02/15/47)	50	55,645
4.25%, 09/15/48 (Call 03/15/48)	420	518,265
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	200	201,180
2.80%, 01/15/23 (Call 12/15/22)	550	564,841
3.25%, 04/15/28 (Call 01/15/28)	50	53,145
3.50%, 02/01/25 (Call 11/01/24)	560	596,706
3.75%, 11/15/23 (Call 08/15/23)	369	392,255
3.80%, 07/15/48 (Call 01/15/48)	60	66,648
4.45%, 01/15/49 (Call 07/15/48)	600	733,670
4.50%, 02/01/45 (Call 08/01/44)	495	600,015
5.15%, 11/15/43 (Call 05/15/43)	801	1,047,705
5.95%, 05/15/37	625	873,322
6.13%, 04/01/36(a)	1,017	1,437,930
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	25	25,615
3.95%, 01/15/26 (Call 07/15/25)	200	213,468
4.20%, 09/15/46 (Call 03/15/46)	100	111,786
4.25%, 11/30/23 (Call 08/30/23)(a)	140	149,736
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	217,613
4.50%, 04/01/44 (Call 10/01/43)	350	436,304
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	35	43,206
Series K2, 6.95%, 03/15/33	80	117,526
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	50	50,268
CenterPoint Energy Inc.
3.85%, 02/01/24 (Call 01/01/24)	840	892,955
4.25%, 11/01/28 (Call 08/01/28)	315	350,119
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	635	662,319
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (Call 08/15/30)(b)	100	114,364
5.95%, 12/15/36(a)	655	851,161
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	100	102,928
3.60%, 11/15/25 (Call 08/15/25)	55	58,248
3.88%, 03/01/24 (Call 12/01/23)	100	106,201
4.70%, 03/31/43 (Call 09/30/42)	647	756,684
4.88%, 03/01/44 (Call 09/01/43)	675	827,147
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	200	207,750
Comision Federal de Electricidad
4.75%, 02/23/27(b)	750	781,172
4.88%, 01/15/24(b)	1,320	1,398,375
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	200	205,042
3.40%, 09/01/21 (Call 06/01/21)	510	521,460
3.65%, 06/15/46 (Call 12/15/45)	540	600,370
3.70%, 08/15/28 (Call 05/15/28)	415	460,065
3.70%, 03/01/45 (Call 09/01/44)	250	276,713
3.80%, 10/01/42 (Call 04/01/42)	100	111,551
4.00%, 03/01/48 (Call 09/01/47)	200	233,784
4.00%, 03/01/49 (Call 09/01/48)	35	41,192

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.70%, 01/15/44 (Call 07/15/43)	$100	$127,431
6.45%, 01/15/38	175	258,066
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	375	391,814
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	230	260,201
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	783	796,918
4.00%, 04/01/48 (Call 10/01/47)	275	323,512
4.30%, 04/15/44 (Call 10/15/43)	175	214,410
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	105	116,211
3.85%, 06/15/46 (Call 12/15/45)	825	916,509
3.95%, 03/01/43 (Call 09/01/42)	730	820,796
4.45%, 03/15/44 (Call 09/15/43)	930	1,114,973
4.50%, 12/01/45 (Call 06/01/45)	250	304,411
4.50%, 05/15/58 (Call 11/15/57)	335	405,267
4.63%, 12/01/54 (Call 06/01/54)	435	540,560
Series 07-A, 6.30%, 08/15/37(a)	458	649,132
Series 08-B, 6.75%, 04/01/38	430	642,161
Series 09-C, 5.50%, 12/01/39	30	40,293
Series 12-A, 4.20%, 03/15/42	400	464,022
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	290	324,098
Series A, 4.13%, 05/15/49 (Call 11/15/48)	325	379,797
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	250	265,164
Series C, 4.00%, 11/15/57 (Call 05/15/57)	80	90,052
Series C, 4.30%, 12/01/56 (Call 06/01/56)	10	11,843
Series E, 4.65%, 12/01/48 (Call 06/01/48)(a)	25	31,436
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)(a)	300	299,876
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	175	182,648
3.38%, 08/15/23 (Call 05/15/23)	373	392,576
3.80%, 11/15/28 (Call 08/15/28)	1,131	1,275,334
3.95%, 07/15/47 (Call 01/15/47)	175	205,026
4.05%, 05/15/48 (Call 11/15/47)	680	810,467
4.35%, 08/31/64 (Call 02/28/64)	120	147,279
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	125	132,681
Dominion Energy Inc.
2.72%, 08/15/21(a)(c)	525	529,395
3.07%, 08/15/24(c)	750	771,026
3.90%, 10/01/25 (Call 07/01/25)	685	738,354
4.25%, 06/01/28 (Call 03/01/28)	445	495,840
4.70%, 12/01/44 (Call 06/01/44)	235	278,693
5.75%, 10/01/54 (Call 10/01/24)(a)(d)	344	364,454
7.00%, 06/15/38	165	235,415
Series B, 2.75%, 01/15/22 (Call 12/15/21)	200	202,385
Series B, 2.75%, 09/15/22 (Call 06/15/22)	335	339,073
Series B, 5.95%, 06/15/35	600	773,284
Series C, 2.00%, 08/15/21 (Call 07/15/21)	75	74,695
Series C, 4.05%, 09/15/42 (Call 03/15/42)	100	107,526
Series C, 4.90%, 08/01/41 (Call 02/01/41)	630	755,415
Series F, 5.25%, 08/01/33	420	518,627
Dominion Energy South Carolina Inc.
4.35%, 02/01/42 (Call 08/01/41)	108	129,223
4.60%, 06/15/43 (Call 12/15/42)	365	450,903
5.10%, 06/01/65 (Call 12/01/64)	545	740,948
5.45%, 02/01/41 (Call 08/01/40)	25	33,236
6.05%, 01/15/38	225	312,353
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(a)	244	261,690

Security	Par (000)	Value

Electric (continued)
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	$455	$507,990
3.95%, 03/01/49 (Call 09/01/48)	310	371,945
4.30%, 07/01/44 (Call 01/01/44)	825	1,003,654
Series A, 4.05%, 05/15/48 (Call 11/15/47)	250	298,402
Series A, 6.63%, 06/01/36	75	108,168
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	650	665,344
3.80%, 03/15/27 (Call 12/15/26)(a)	739	800,457
6.38%, 04/15/33(a)	140	189,817
Series B, 3.30%, 06/15/22 (Call 04/15/22)	420	431,890
Series C, 3.40%, 06/15/29 (Call 03/15/29)	305	322,728
Series C, 3.50%, 06/01/24 (Call 03/01/24)	700	735,730
Series D, 3.70%, 08/01/23 (Call 07/01/23)	755	795,498
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)(a)	50	50,523
2.50%, 03/15/23 (Call 01/15/23)	205	208,873
2.95%, 12/01/26 (Call 09/01/26)	445	466,146
3.05%, 03/15/23 (Call 02/15/23)	478	494,466
3.20%, 08/15/49 (Call 02/15/49)	60	61,936
3.35%, 05/15/22	224	232,284
3.70%, 12/01/47 (Call 06/01/47)	1,125	1,251,381
3.75%, 06/01/45 (Call 12/01/44)	405	449,713
3.88%, 03/15/46 (Call 09/15/45)	444	507,308
3.90%, 06/15/21 (Call 03/15/21)	255	262,498
3.95%, 11/15/28 (Call 08/15/28)	785	889,931
3.95%, 03/15/48 (Call 09/15/47)	25	28,891
4.25%, 12/15/41 (Call 06/15/41)	760	895,786
5.30%, 02/15/40	70	92,591
6.05%, 04/15/38(a)	207	293,099
6.10%, 06/01/37	516	722,527
6.45%, 10/15/32	290	408,741
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	455	452,217
2.65%, 09/01/26 (Call 06/01/26)	835	844,975
3.05%, 08/15/22 (Call 05/15/22)	315	323,240
3.15%, 08/15/27 (Call 05/15/27)(a)	575	603,694
3.40%, 06/15/29 (Call 03/15/29)	160	169,828
3.55%, 09/15/21 (Call 06/15/21)	962	985,458
3.75%, 04/15/24 (Call 01/15/24)	835	887,327
3.75%, 09/01/46 (Call 03/01/46)	604	633,785
3.95%, 08/15/47 (Call 02/15/47)	210	230,005
4.80%, 12/15/45 (Call 06/15/45)	110	134,074
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	125	126,822
3.20%, 01/15/27 (Call 10/15/26)	625	662,626
3.40%, 10/01/46 (Call 04/01/46)	80	85,044
3.80%, 07/15/28 (Call 04/15/28)	100	111,619
3.85%, 11/15/42 (Call 05/15/42)	710	794,614
5.65%, 04/01/40	100	137,561
6.35%, 09/15/37	810	1,179,678
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	75	83,200
6.12%, 10/15/35	79	110,761
6.35%, 08/15/38	250	373,421
6.45%, 04/01/39	25	37,767
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)(a)	225	290,046
Duke Energy Ohio Inc.
3.65%, 02/01/29 (Call 11/01/28)	225	249,332
3.70%, 06/15/46 (Call 12/15/45)	350	388,111

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 02/01/49 (Call 08/01/48)	$75	$91,919
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	105	107,082
3.45%, 03/15/29 (Call 12/15/28)	74	80,695
3.70%, 10/15/46 (Call 04/15/46)	750	830,603
4.10%, 03/15/43 (Call 09/15/42)	650	754,586
4.15%, 12/01/44 (Call 06/01/44)	270	316,614
4.20%, 08/15/45 (Call 02/15/45)(a)	1,300	1,534,070
E.ON International Finance BV, 6.65%, 04/30/38(b)	400	556,510
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	600	596,421
2.95%, 03/15/23 (Call 01/15/23)	460	461,125
4.13%, 03/15/28 (Call 12/15/27)	225	234,770
5.75%, 06/15/27 (Call 04/15/27)	40	45,387
EDP Finance BV, 3.63%, 07/15/24(b)	700	725,396
El Paso Electric Co., 6.00%, 05/15/35	200	253,849
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	250	265,788
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,325	1,489,968
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	200	229,415
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	575	680,551
4.88%, 01/22/44(b)	585	693,383
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	500	604,593
5.00%, 09/21/48 (Call 03/21/48)(b)	1,060	1,294,742
5.25%, 10/13/55 (Call 04/13/55)(b)	500	611,448
5.60%, 01/27/40(b)	375	479,188
6.00%, 01/22/14(b)	250	316,176
6.95%, 01/26/39(b)	825	1,200,243
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	265	266,903
3.55%, 06/15/26 (Call 03/15/26)(a)	640	675,307
4.75%, 06/15/46 (Call 12/15/45)	949	1,124,524
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	285	295,153
Enel Finance International NV
2.75%, 04/06/23(a)(b)	1,050	1,056,842
2.88%, 05/25/22(b)	100	101,200
3.50%, 04/06/28(a)(b)	600	608,761
3.63%, 05/25/27(a)(b)	200	205,546
4.25%, 09/14/23(b)	935	994,434
4.63%, 09/14/25(b)	400	436,679
4.75%, 05/25/47(a)(b)	1,100	1,197,867
4.88%, 06/14/29(b)	1,710	1,909,827
6.80%, 09/15/37(a)(b)	650	858,646
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	100	105,438
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)(d)	200	236,000
Engie SA, 2.88%, 10/10/22(b)	50	51,177
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	374	402,368
3.75%, 02/15/21 (Call 11/15/20)	390	397,478
4.20%, 04/01/49 (Call 10/01/48)	195	235,266
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	1,005	1,025,398
4.00%, 07/15/22 (Call 05/15/22)	775	812,277
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	25	29,058
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	269	270,655
3.25%, 04/01/28 (Call 01/01/28)(a)	75	80,166
4.00%, 03/15/33 (Call 12/15/32)	85	98,610
4.20%, 09/01/48 (Call 03/01/48)	1,141	1,383,233

Security	Par (000)	Value

Electric (continued)
4.95%, 01/15/45 (Call 01/15/25)(a)	$255	$276,864
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	65	67,574
3.85%, 06/01/49 (Call 12/01/48)	100	114,378
Entergy Texas Inc.
4.00%, 03/30/29 (Call 12/30/28)	575	643,974
5.15%, 06/01/45 (Call 06/01/25)	75	80,584
Evergy Inc.
4.85%, 06/01/21 (Call 03/01/21)(a)	550	570,037
5.29%, 06/15/22 (Call 03/15/22)(a)(c)	625	668,607
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	125	125,536
2.80%, 05/01/23 (Call 02/01/23)	575	585,589
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,063	1,080,566
Series L, 2.90%, 10/01/24 (Call 08/01/24)	700	722,444
Series M, 3.30%, 01/15/28 (Call 10/15/27)	65	68,476
Series O, 4.25%, 04/01/29 (Call 01/01/29)	25	28,113
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	569	602,891
3.50%, 06/01/22 (Call 05/01/22)	655	673,287
3.95%, 06/15/25 (Call 03/15/25)	1,407	1,513,742
4.45%, 04/15/46 (Call 10/15/45)	1,065	1,232,498
5.10%, 06/15/45 (Call 12/15/44)	550	690,006
5.15%, 12/01/20 (Call 09/01/20)	330	339,423
5.63%, 06/15/35	785	990,082
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	110	113,121
4.00%, 10/01/20 (Call 07/01/20)	175	177,483
4.25%, 06/15/22 (Call 03/15/22)	859	901,264
5.60%, 06/15/42 (Call 12/15/41)	530	637,283
6.25%, 10/01/39	600	770,941
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	380	408,486
Series B, 4.25%, 03/15/23 (Call 12/15/22)	1,206	1,281,460
Series C, 4.85%, 07/15/47 (Call 01/15/47)	885	1,081,948
Series C, 7.38%, 11/15/31	750	1,075,071
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (Call 01/15/44)(b)	25	32,296
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	150	160,075
3.70%, 12/01/47 (Call 06/01/47)	85	96,271
3.80%, 12/15/42 (Call 06/15/42)	425	483,083
3.95%, 03/01/48 (Call 09/01/47)	100	118,096
3.99%, 03/01/49 (Call 09/01/48)	875	1,046,054
4.05%, 10/01/44 (Call 04/01/44)	400	473,318
4.13%, 02/01/42 (Call 08/01/41)	45	53,595
4.13%, 06/01/48 (Call 12/01/47)	899	1,091,850
5.25%, 02/01/41 (Call 08/01/40)	200	268,560
5.65%, 02/01/37	325	441,811
5.69%, 03/01/40	110	154,201
5.95%, 10/01/33	250	337,060
5.95%, 02/01/38(a)	350	501,667
5.96%, 04/01/39	165	237,512
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	296	294,743
3.06%, 10/04/26 (Call 07/04/26)	592	605,981
Georgia Power Co.
4.30%, 03/15/42	780	885,911
4.30%, 03/15/43	100	113,251
5.40%, 06/01/40	500	615,598

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 10-C, 4.75%, 09/01/40	$100	$118,433
Iberdrola International BV, 6.75%, 07/15/36	200	281,823
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	555	618,755
4.25%, 08/15/48 (Call 02/15/48)	466	564,657
Series K, 4.55%, 03/15/46 (Call 09/15/45)(a)	25	30,816
Series L, 3.75%, 07/01/47 (Call 01/01/47)	36	39,702
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	60	69,314
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	265	277,910
3.40%, 08/15/25 (Call 05/15/25)(a)	450	469,121
3.60%, 04/01/29 (Call 01/01/29)	35	37,976
3.70%, 09/15/46 (Call 03/15/46)	335	368,280
4.10%, 09/26/28 (Call 06/26/28)	350	392,098
4.70%, 10/15/43 (Call 04/15/43)	55	66,826
6.25%, 07/15/39	290	398,179
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	200	219,813
Series 6, 5.00%, 11/12/24(b)	1,125	1,245,586
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	563	571,468
3.25%, 06/30/26 (Call 03/30/26)	225	235,778
3.35%, 11/15/27 (Call 08/15/27)	350	374,804
5.30%, 07/01/43 (Call 01/01/43)	325	418,175
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	650	670,977
3.65%, 08/15/25 (Call 05/15/25)	100	107,509
4.20%, 06/15/47 (Call 12/15/46)	391	472,570
4.20%, 03/15/48 (Call 09/15/47)	240	287,658
5.30%, 10/01/41 (Call 04/01/41)	340	445,159
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	52	61,573
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	403	489,890
5.13%, 11/01/40 (Call 05/01/40)	310	402,974
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	200	204,625
Korea Southern Power Co. Ltd., 3.00%, 01/29/21(b)	250	253,359
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)(a)	32	32,481
4.38%, 10/01/21 (Call 07/01/21)	775	803,967
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	50	60,816
4.38%, 10/01/45 (Call 04/01/45)	415	495,129
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	500	526,595
Massachusetts Electric Co., 5.90%, 11/15/39(a)(b)	100	138,285
Metropolitan Edison Co.
4.00%, 04/15/25(b)	150	160,409
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	750	850,569
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	295	315,380
3.65%, 08/01/48 (Call 02/01/48)	550	616,170
3.70%, 09/15/23 (Call 06/15/23)(a)	186	197,444
3.95%, 08/01/47 (Call 02/01/47)	300	351,516
4.25%, 05/01/46 (Call 11/01/45)	450	547,808
4.40%, 10/15/44 (Call 04/15/44)	500	615,986
4.80%, 09/15/43 (Call 03/15/43)	100	128,043
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	1,315	1,464,941
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	175	193,496

Security	Par (000)	Value

Electric (continued)
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	$600	$811,631
Narragansett Electric Co. (The), 4.17%, 12/10/42(b)	100	111,217
National Grid USA, 5.80%, 04/01/35	205	255,861
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	380	384,313
2.90%, 03/15/21	361	366,021
3.05%, 02/15/22 (Call 11/15/21)	1,075	1,099,582
3.05%, 04/25/27 (Call 01/25/27)	555	588,640
3.25%, 11/01/25 (Call 08/01/25)	230	243,746
3.40%, 02/07/28 (Call 11/07/27)	470	509,848
3.70%, 03/15/29 (Call 12/15/28)	85	95,231
3.90%, 11/01/28 (Call 08/01/28)(a)	274	309,536
4.02%, 11/01/32 (Call 05/01/32)(a)	1,060	1,245,407
4.30%, 03/15/49 (Call 09/15/48)	400	493,368
4.40%, 11/01/48 (Call 05/01/48)	50	62,273
4.75%, 04/30/43 (Call 04/30/23)(d)	375	379,619
5.25%, 04/20/46 (Call 04/20/26)(a)(d)	175	185,265
Series C, 8.00%, 03/01/32	275	418,552
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	125	161,399
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	1,000	1,109,934
Series R, 6.75%, 07/01/37	35	52,061
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(b)	950	1,055,477
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	196	200,512
2.90%, 04/01/22	455	464,753
3.15%, 04/01/24 (Call 03/01/24)	310	322,672
3.25%, 04/01/26 (Call 02/01/26)	1,085	1,133,750
3.50%, 04/01/29 (Call 01/01/29)(a)	155	166,070
3.55%, 05/01/27 (Call 02/01/27)	1,365	1,458,706
3.63%, 06/15/23 (Call 03/15/23)	300	313,834
4.50%, 06/01/21 (Call 03/01/21)	175	180,844
4.80%, 12/01/77 (Call 12/01/27)(d)	150	150,122
Series H, 3.34%, 09/01/20(a)	500	505,256
Niagara Mohawk Power Corp.
3.51%, 10/01/24 (Call 07/01/24)(b)	65	68,854
4.28%, 12/15/28 (Call 09/15/28)(a)(b)	795	911,694
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	467	468,878
3.40%, 08/15/42 (Call 02/15/42)(a)	50	54,257
3.60%, 05/15/46 (Call 11/15/45)	35	39,036
3.60%, 09/15/47 (Call 03/15/47)	115	127,842
4.13%, 05/15/44 (Call 11/15/43)(a)	375	448,320
4.85%, 08/15/40 (Call 02/15/40)	500	625,623
6.20%, 07/01/37	10	14,473
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	370	426,398
NRG Energy Inc.
3.75%, 06/15/24 (Call 05/15/24)(b)	250	258,664
4.45%, 06/15/29 (Call 03/15/29)(b)	610	640,812
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	252,819
3.20%, 05/15/27 (Call 02/15/27)	701	744,010
3.25%, 11/15/25 (Call 08/15/25)	100	104,975
3.25%, 05/15/29 (Call 02/15/29)	500	536,812
5.50%, 03/15/40	200	272,828
Oglethorpe Power Corp.
4.20%, 12/01/42(a)	400	437,317
4.25%, 04/01/46 (Call 10/01/45)	65	69,431

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.55%, 06/01/44	$460	$509,205
5.25%, 09/01/50	261	338,993
5.38%, 11/01/40	95	120,080
5.95%, 11/01/39(a)	525	702,276
Ohio Edison Co., 6.88%, 07/15/36	250	356,862
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	915	1,066,780
Series D, 6.60%, 03/01/33	85	119,846
Series F, 5.85%, 10/01/35	250	330,750
Series M, 5.38%, 10/01/21	185	197,254
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	365	387,585
3.80%, 08/15/28 (Call 02/15/28)	550	605,936
4.15%, 04/01/47 (Call 10/01/46)	250	289,273
4.55%, 03/15/44 (Call 09/15/43)	25	29,896
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)(b)	250	258,099
2.95%, 04/01/25 (Call 01/01/25)	250	260,550
3.70%, 11/15/28 (Call 08/15/28)	339	378,510
3.75%, 04/01/45 (Call 10/01/44)	125	141,807
3.80%, 09/30/47 (Call 03/30/47)	50	57,597
3.80%, 06/01/49 (Call 12/01/48)(b)	550	640,342
4.10%, 06/01/22 (Call 03/01/22)	125	131,508
4.10%, 11/15/48 (Call 05/15/48)	243	294,342
5.30%, 06/01/42 (Call 12/01/41)	535	726,222
7.00%, 09/01/22(a)	772	881,690
7.50%, 09/01/38	66	109,437
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	552	563,867
2.95%, 06/01/23 (Call 03/01/23)	315	325,010
3.60%, 04/01/24 (Call 01/01/24)	186	198,124
3.85%, 06/15/21 (Call 03/15/21)	339	348,591
4.10%, 02/01/42 (Call 08/01/41)	290	336,824
4.13%, 01/15/49 (Call 07/15/48)	225	268,459
4.15%, 02/15/50 (Call 08/15/49)	320	384,382
5.75%, 04/01/37	500	675,800
6.00%, 01/15/39(a)	558	798,912
6.25%, 10/15/37	530	760,619
6.35%, 07/15/38	25	36,304
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	300	298,498
3.15%, 10/15/25 (Call 07/15/25)	285	297,903
4.80%, 10/15/43 (Call 04/15/43)	400	499,103
5.95%, 10/01/36	100	137,665
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	100	104,223
3.60%, 06/01/29 (Call 03/01/29)(b)	125	134,059
6.15%, 10/01/38	125	165,748
Perusahaan Listrik Negara PT
4.13%, 05/15/27(b)	1,000	1,068,437
5.45%, 05/21/28(b)	1,500	1,753,594
6.15%, 05/21/48(b)	600	777,750
6.25%, 01/25/49(a)(b)	600	789,000
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	190	201,882
4.15%, 03/15/43 (Call 09/15/42)	275	323,233
6.50%, 11/15/37	35	51,183
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	718	736,438
3.40%, 06/01/23 (Call 03/01/23)	500	516,665

Security	Par (000)	Value

Electric (continued)
3.50%, 12/01/22 (Call 09/01/22)	$730	$757,406
4.00%, 09/15/47 (Call 03/15/47)(a)	460	485,863
4.20%, 06/15/22 (Call 03/15/22)	380	398,825
4.70%, 06/01/43 (Call 12/01/42)	75	86,027
5.00%, 03/15/44 (Call 09/15/43)	404	486,138
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	245	249,312
3.95%, 06/01/47 (Call 12/01/46)	360	415,012
4.15%, 10/01/45 (Call 04/01/45)	150	176,140
4.15%, 06/15/48 (Call 12/15/47)	679	810,653
4.75%, 07/15/43 (Call 01/15/43)	50	63,029
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	460	470,223
4.40%, 01/15/21 (Call 10/15/20)	70	71,794
6.00%, 12/01/39	500	678,260
7.00%, 10/30/31	300	419,855
7.75%, 03/01/31	440	636,573
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	240	242,921
3.85%, 06/01/23 (Call 05/01/23)	996	1,052,119
8.63%, 04/15/31	285	403,676
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)(a)	743	749,482
2.90%, 05/15/25 (Call 11/15/24)	630	653,147
3.55%, 06/15/46 (Call 12/15/45)(a)	500	539,887
3.80%, 06/15/47 (Call 12/15/46)	250	284,712
4.10%, 06/15/48 (Call 12/15/47)	575	691,012
4.30%, 03/15/44 (Call 09/15/43)	25	30,351
4.75%, 08/15/41 (Call 02/15/41)	75	92,758
Series 17, 6.25%, 09/01/37	600	862,925
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	450	474,696
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	200	210,490
Public Service Co. of Oklahoma, 4.40%, 02/01/21	30	30,867
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	100	99,991
2.25%, 09/15/26 (Call 06/15/26)	735	734,187
2.38%, 05/15/23 (Call 02/15/23)	115	116,752
3.00%, 05/15/25 (Call 02/15/25)	100	105,518
3.00%, 05/15/27 (Call 02/15/27)	50	52,688
3.05%, 11/15/24 (Call 08/15/24)	70	73,185
3.20%, 08/01/49 (Call 02/01/49)	500	521,166
3.25%, 09/01/23 (Call 08/01/23)	775	814,543
3.60%, 12/01/47 (Call 06/01/47)	155	171,073
3.65%, 09/01/28 (Call 06/01/28)	995	1,103,875
3.85%, 05/01/49 (Call 11/01/48)	35	40,652
3.95%, 05/01/42 (Call 11/01/41)	125	142,290
4.15%, 11/01/45 (Call 05/01/45)(a)	300	352,800
5.38%, 11/01/39(a)	200	263,766
5.50%, 03/01/40	260	352,040
5.80%, 05/01/37	225	306,618
Series I, 4.00%, 06/01/44 (Call 12/01/43)	320	363,888
Series K, 4.05%, 05/01/45 (Call 11/01/44)	75	86,046
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	477	481,639
2.88%, 06/15/24 (Call 05/15/24)	75	77,188
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	505	521,709
5.63%, 07/15/22 (Call 04/15/22)	563	605,349

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 09/01/21	$200	$213,447
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	1,050	1,266,717
4.43%, 11/15/41 (Call 05/15/41)	140	162,411
5.76%, 10/01/39	130	180,528
5.80%, 03/15/40	300	416,210
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	300	302,463
3.00%, 08/15/21(a)	1,285	1,308,927
3.95%, 11/15/41	465	497,382
4.15%, 05/15/48 (Call 11/15/47)	638	748,474
4.30%, 04/01/42 (Call 10/01/41)	25	28,208
4.50%, 08/15/40(a)	60	71,257
6.00%, 06/01/39	200	269,273
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	100	105,133
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	177	194,127
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	1,000	1,061,000
5.50%, 04/08/44(b)	1,000	1,235,000
Sempra Energy
2.85%, 11/15/20 (Call 10/15/20)	100	100,807
2.88%, 10/01/22 (Call 07/01/22)	565	574,038
2.90%, 02/01/23 (Call 01/01/23)(a)	369	376,770
3.25%, 06/15/27 (Call 03/15/27)	660	683,525
3.40%, 02/01/28 (Call 11/01/27)(a)	655	682,491
3.55%, 06/15/24 (Call 03/15/24)	875	918,068
3.75%, 11/15/25 (Call 08/15/25)	388	413,138
3.80%, 02/01/38 (Call 08/01/37)	866	908,645
4.00%, 02/01/48 (Call 08/01/47)	300	325,674
4.05%, 12/01/23 (Call 09/01/23)	435	462,273
6.00%, 10/15/39	620	811,576
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	215	219,743
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	184	188,284
4.00%, 04/01/47 (Call 10/01/46)	895	975,678
4.50%, 09/01/40 (Call 03/01/40)	10	11,422
4.65%, 10/01/43 (Call 04/01/43)	860	1,018,834
5.50%, 03/15/40	140	178,009
5.63%, 02/01/36	200	248,783
6.00%, 01/15/34	187	234,631
6.05%, 03/15/39(a)	375	497,801
6.65%, 04/01/29	175	217,906
Series 04-G, 5.75%, 04/01/35	160	202,079
Series 05-E, 5.35%, 07/15/35	280	339,439
Series 06-E, 5.55%, 01/15/37(a)	430	539,940
Series 08-A, 5.95%, 02/01/38(a)	335	439,543
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	435	462,212
Series A, 4.20%, 03/01/29 (Call 12/01/28)	190	214,412
Series B, 3.65%, 03/01/28 (Call 12/01/27)	85	91,943
Series B, 4.88%, 03/01/49 (Call 09/01/48)	330	409,896
Series C, 3.60%, 02/01/45 (Call 08/01/44)	100	103,974
Series C, 4.13%, 03/01/48 (Call 09/01/47)	176	196,774
Series D, 3.40%, 06/01/23 (Call 05/01/23)	14	14,504
Series E, 3.70%, 08/01/25 (Call 06/01/25)	625	664,280
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	2,110	2,117,078
2.95%, 07/01/23 (Call 05/01/23)	900	926,365
3.25%, 07/01/26 (Call 04/01/26)	1,400	1,449,474
4.25%, 07/01/36 (Call 01/01/36)	544	600,914
4.40%, 07/01/46 (Call 01/01/46)(a)	1,304	1,472,228

Security	Par (000)	Value

Electric (continued)
Series B, 5.50%, 03/15/57 (Call 03/15/22)(d)	$325	$337,315
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	800	872,504
5.15%, 09/15/41	225	259,671
5.25%, 07/15/43	286	335,890
Series E, 2.50%, 12/15/21 (Call 11/15/21)	975	980,395
Series F, 4.95%, 12/15/46 (Call 06/15/46)	411	466,992
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	685	734,082
Series L, 3.85%, 02/01/48 (Call 08/01/47)	389	424,124
Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	850	954,825
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	25	26,165
3.70%, 08/15/47 (Call 02/15/47)	635	709,359
3.75%, 06/15/49 (Call 12/15/48)	250	280,733
6.00%, 10/01/36	355	462,137
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	450	475,736
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	100	107,813
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	1,300	1,389,249
3.75%, 05/02/23(b)	1,200	1,264,875
4.00%, 05/04/47(a)(b)	500	590,000
4.25%, 05/02/28(a)(b)	1,000	1,129,833
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	80	86,986
4.10%, 06/15/42 (Call 12/15/41)	55	63,249
4.20%, 05/15/45 (Call 11/15/44)	250	288,482
4.30%, 06/15/48 (Call 12/15/47)	310	373,091
4.35%, 05/15/44 (Call 11/15/43)	425	508,332
4.45%, 06/15/49 (Call 12/15/48)(a)	250	312,711
5.40%, 05/15/21	325	342,696
Toledo Edison Co. (The), 6.15%, 05/15/37	294	406,412
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	60	64,308
Tri-State Generation & Transmission Association Inc., 4.25%, 06/01/46 (Call 12/01/45)(a)	525	590,009
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	175	226,615
UIL Holdings Corp., 4.63%, 10/01/20	100	102,476
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	110	115,194
3.50%, 04/15/24 (Call 01/15/24)	524	555,395
3.50%, 03/15/29 (Call 12/15/28)	500	553,321
3.65%, 04/15/45 (Call 10/15/44)	275	304,716
3.90%, 09/15/42 (Call 03/15/42)	460	524,525
4.00%, 04/01/48 (Call 10/01/47)	500	586,221
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	750	764,255
4.45%, 02/15/44 (Call 08/15/43)	315	380,047
6.35%, 11/30/37	375	531,054
8.88%, 11/15/38	513	884,721
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	165	172,057
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	209,521
Series A, 3.15%, 01/15/26 (Call 10/15/25)	650	685,240
Series A, 3.50%, 03/15/27 (Call 12/15/26)	597	643,439
Series A, 6.00%, 05/15/37	410	561,182
Series B, 2.95%, 11/15/26 (Call 08/15/26)	500	523,189
Series B, 3.80%, 09/15/47 (Call 03/15/47)	303	340,430
Series B, 6.00%, 01/15/36	30	40,599

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 4.00%, 11/15/46 (Call 05/15/46)	$465	$530,274
Series D, 4.65%, 08/15/43 (Call 02/15/43)	135	166,174
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	115	116,263
4.30%, 07/15/29 (Call 04/15/29)(a)(b)	250	255,449
WEC Energy Group Inc.
3.10%, 03/08/22	335	343,131
3.55%, 06/15/25 (Call 03/15/25)	75	80,419
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	100	105,106
4.10%, 04/01/43 (Call 10/01/42)	225	259,816
4.13%, 03/01/42 (Call 09/01/41)	50	58,529
4.25%, 12/01/45 (Call 06/01/45)	385	462,387
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	250	253,722
4.30%, 12/15/45 (Call 06/15/45)	50	59,306
4.30%, 10/15/48 (Call 04/15/48)	150	182,572
5.70%, 12/01/36	350	470,050
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)(a)	350	369,560
3.05%, 10/15/27 (Call 07/15/27)	170	179,269
6.38%, 08/15/37	270	392,724
Wisconsin Public Service Corp.
3.35%, 11/21/21	10	10,289
3.67%, 12/01/42	150	166,389
4.75%, 11/01/44 (Call 05/01/44)	160	203,280
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	515	517,434
3.30%, 06/01/25 (Call 12/01/24)	160	167,808
3.35%, 12/01/26 (Call 06/01/26)(a)	400	425,296
4.00%, 06/15/28 (Call 12/15/27)(a)	635	706,525
4.80%, 09/15/41 (Call 03/15/41)	72	85,303
6.50%, 07/01/36	260	361,431

		274,017,930

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	285	289,935
2.63%, 02/15/23 (Call 11/15/22)	375	387,583
4.25%, 11/15/20	250	256,609
6.13%, 04/15/39	75	106,585
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	425	443,323

		1,484,035

Electronics — 0.4%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)(a)	249	255,873
3.20%, 10/01/22 (Call 07/01/22)	565	579,171
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	290	295,973
3.55%, 10/01/27 (Call 07/01/27)	100	102,724
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	315	325,502
4.00%, 02/01/22 (Call 11/01/21)	521	540,626
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	195	197,508
3.50%, 04/01/22 (Call 02/01/22)(a)	760	775,854
3.88%, 01/12/28 (Call 10/12/27)	400	413,149
4.00%, 04/01/25 (Call 01/01/25)	290	303,137
4.50%, 03/01/23 (Call 12/01/22)	670	706,878
Avnet Inc., 4.88%, 12/01/22	462	492,713

Security	Par (000)	Value

Electronics (continued)
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	$339	$361,177
4.88%, 06/15/29 (Call 03/15/29)	250	265,703
5.00%, 02/15/23	270	286,538
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	22	21,999
3.15%, 06/15/26 (Call 03/15/26)	595	609,206
4.30%, 06/15/46 (Call 12/15/45)	372	408,178
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	1,065	1,063,725
2.30%, 08/15/24 (Call 07/15/24)	500	510,778
2.50%, 11/01/26 (Call 08/01/26)	1,203	1,237,296
2.70%, 08/15/29 (Call 05/15/29)	1,600	1,676,160
3.35%, 12/01/23	25	26,471
4.25%, 03/01/21	512	529,674
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	208	210,109
4.70%, 09/15/22(a)	300	315,204
5.63%, 12/15/20	100	103,806
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	490	532,925
4.60%, 04/06/27 (Call 01/06/27)	161	177,241
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	130	136,560
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	703	721,007
4.95%, 02/15/27 (Call 11/16/26)	425	454,340
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	660	692,292
4.90%, 06/15/28 (Call 03/15/28)	350	383,586
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	25	25,915
3.45%, 08/01/24 (Call 05/01/24)(a)	125	131,468
3.50%, 02/03/22 (Call 11/03/21)(a)	150	153,987

		16,024,453

Engineering & Construction — 0.1%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	747	755,460
4.25%, 09/15/28 (Call 06/15/28)(a)	697	712,356
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	600	584,231
5.50%, 10/31/46 (Call 04/30/46)(b)	600	600,188
5.50%, 07/31/47 (Call 01/31/47)(b)	908	908,000
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	550	579,679
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(b)	200	221,435

		4,361,349

Environmental Control — 0.2%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	50	51,985
3.20%, 03/15/25 (Call 12/15/24)	279	292,469
3.38%, 11/15/27 (Call 08/15/27)	385	412,522
3.55%, 06/01/22 (Call 03/01/22)	701	725,747
3.95%, 05/15/28 (Call 02/15/28)	750	840,777
4.75%, 05/15/23 (Call 02/15/23)	100	108,789
5.25%, 11/15/21	417	444,288
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	250	268,577
4.25%, 12/01/28 (Call 09/01/28)	325	368,435
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	25	25,393

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
2.90%, 09/15/22 (Call 06/15/22)	$550	$564,091
2.95%, 06/15/24 (Call 05/15/24)(a)	325	337,997
3.13%, 03/01/25 (Call 12/01/24)	240	252,170
3.15%, 11/15/27 (Call 08/15/27)	826	879,832
3.20%, 06/15/26 (Call 04/15/26)	295	314,057
3.45%, 06/15/29 (Call 03/15/29)	85	92,970
3.90%, 03/01/35 (Call 09/01/34)	910	1,009,833
4.00%, 07/15/39 (Call 01/15/39)	425	490,653
4.10%, 03/01/45 (Call 09/01/44)	532	626,894
4.15%, 07/15/49 (Call 01/15/49)	60	71,408

		8,178,887

Food — 1.9%
Campbell Soup Co.
3.30%, 03/15/21	375	380,267
3.65%, 03/15/23 (Call 02/15/23)	409	425,958
3.80%, 08/02/42	975	936,673
3.95%, 03/15/25 (Call 01/15/25)	889	941,017
4.15%, 03/15/28 (Call 12/15/27)(a)	390	420,858
4.80%, 03/15/48 (Call 09/15/47)(a)	190	213,824
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	640	652,513
3.80%, 10/22/21	795	817,892
4.30%, 05/01/24 (Call 04/01/24)	325	349,152
4.60%, 11/01/25 (Call 09/01/25)	360	397,340
4.85%, 11/01/28 (Call 08/01/28)(a)	435	498,164
5.30%, 11/01/38 (Call 05/01/38)	710	831,198
5.40%, 11/01/48 (Call 05/01/48)	690	821,185
7.00%, 10/01/28	545	689,510
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(b)	200	199,512
2.59%, 11/02/23 (Call 09/02/23)(a)(b)	335	340,713
2.95%, 11/02/26 (Call 08/02/26)(b)	200	207,210
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	985	1,031,954
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	561	572,871
3.20%, 04/16/21	230	234,037
3.20%, 02/10/27 (Call 11/10/26)(a)	75	79,466
3.65%, 02/15/24 (Call 11/15/23)(a)	435	458,713
4.00%, 04/17/25 (Call 02/17/25)	855	927,250
4.20%, 04/17/28 (Call 01/17/28)	780	878,858
4.55%, 04/17/38 (Call 10/17/37)(a)	975	1,125,328
4.70%, 04/17/48 (Call 10/17/47)(a)	125	147,934
5.40%, 06/15/40	350	435,596
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	990	1,005,767
3.10%, 05/15/21	650	662,439
3.38%, 05/15/23 (Call 04/15/23)	775	814,772
4.13%, 12/01/20	175	179,468
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)(a)	450	462,106
4.63%, 11/01/20	275	283,149
6.63%, 04/15/37	309	409,770
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)(a)	735	782,393
3.50%, 10/15/21	150	154,298
3.50%, 03/15/25	485	509,770
4.25%, 03/15/35(a)	200	218,012
4.38%, 03/15/45	495	536,941
Kellogg Co.
2.65%, 12/01/23(a)	259	263,721

Security	Par (000)	Value

Food (continued)
3.25%, 04/01/26(a)	$562	$591,322
3.40%, 11/15/27 (Call 08/15/27)	729	770,749
4.00%, 12/15/20	75	76,724
4.30%, 05/15/28 (Call 02/15/28)(a)	420	472,288
4.50%, 04/01/46(a)	335	377,385
Series B, 7.45%, 04/01/31	325	457,518
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	100	126,812
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,515	1,489,696
3.38%, 06/15/21	250	253,427
3.50%, 06/06/22	1,159	1,186,422
3.50%, 07/15/22 (Call 05/15/22)	893	912,908
3.95%, 07/15/25 (Call 04/15/25)	601	623,527
4.00%, 06/15/23 (Call 05/15/23)(a)	350	363,668
4.38%, 06/01/46 (Call 12/01/45)	1,040	999,038
4.63%, 01/30/29 (Call 10/30/28)(a)	1,066	1,150,110
4.88%, 02/15/25 (Call 02/15/20)(b)	1,025	1,057,778
5.00%, 07/15/35 (Call 01/15/35)	1,447	1,547,866
5.00%, 06/04/42	620	639,383
5.20%, 07/15/45 (Call 01/15/45)	820	864,861
6.50%, 02/09/40	760	900,914
6.75%, 03/15/32	382	474,989
6.88%, 01/26/39	807	985,860
7.13%, 08/01/39(b)	115	144,174
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	310	311,546
2.65%, 10/15/26 (Call 07/15/26)	497	496,611
2.95%, 11/01/21 (Call 10/01/21)	284	288,482
3.30%, 01/15/21 (Call 12/15/20)	400	405,470
3.40%, 04/15/22 (Call 01/15/22)	225	231,939
3.70%, 08/01/27 (Call 05/01/27)	250	266,762
3.85%, 08/01/23 (Call 05/01/23)	686	725,954
3.88%, 10/15/46 (Call 04/15/46)	450	430,927
4.45%, 02/01/47 (Call 08/01/46)(a)	435	455,003
4.50%, 01/15/29 (Call 10/15/28)(a)	1,245	1,405,679
4.65%, 01/15/48 (Call 07/15/47)(a)	240	257,479
5.00%, 04/15/42 (Call 10/15/41)	515	566,745
5.15%, 08/01/43 (Call 02/01/43)	479	534,185
5.40%, 07/15/40 (Call 01/15/40)	173	195,595
5.40%, 01/15/49 (Call 07/15/48)	40	47,728
6.90%, 04/15/38	160	210,150
7.50%, 04/01/31	260	358,060
8.00%, 09/15/29	100	136,714
Mars Inc.
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	250	258,523
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	330	352,023
3.60%, 04/01/34 (Call 01/01/34)(a)(b)	580	651,000
3.88%, 04/01/39 (Call 10/01/38)(a)(b)	600	684,264
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	440	510,051
4.13%, 04/01/54 (Call 10/01/53)(b)	375	441,986
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	660	795,904
McCormick &Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	50	50,810
3.40%, 08/15/27 (Call 05/15/27)	297	314,646
4.20%, 08/15/47 (Call 02/15/47)(a)	75	85,369
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21 (Call 09/28/21)(a)(b)	1,275	1,271,304
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	700	737,153
3.63%, 02/13/26 (Call 12/13/25)	495	533,184

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.13%, 05/07/28 (Call 02/07/28)(a)	$670	$753,043
6.50%, 02/09/40	175	238,255
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(b)	250	255,588
3.35%, 09/24/23 (Call 08/24/23)(b)	650	686,472
3.63%, 09/24/28 (Call 06/24/28)(b)	1,200	1,345,888
3.90%, 09/24/38 (Call 03/24/38)(a)(b)	565	664,264
4.00%, 09/24/48 (Call 03/24/48)(b)	435	522,445
Smithfield Foods Inc.
3.35%, 02/01/22 (Call 01/01/22)(b)	125	125,331
4.25%, 02/01/27 (Call 11/01/26)(a)(b)	895	937,417
5.20%, 04/01/29 (Call 01/01/29)(b)	310	346,815
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	435	437,705
2.60%, 10/01/20 (Call 09/01/20)	475	476,870
3.25%, 07/15/27 (Call 04/15/27)	989	1,043,708
3.30%, 07/15/26 (Call 04/15/26)	588	618,448
3.75%, 10/01/25 (Call 07/01/25)	523	561,652
4.45%, 03/15/48 (Call 09/15/47)(a)	335	401,493
4.50%, 04/01/46 (Call 10/01/45)	75	88,820
4.85%, 10/01/45 (Call 04/01/45)	400	498,938
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	506	507,439
3.55%, 06/02/27 (Call 03/02/27)	835	896,075
3.90%, 09/28/23 (Call 08/28/23)(a)	545	579,750
3.95%, 08/15/24 (Call 05/15/24)	531	572,377
4.00%, 03/01/26 (Call 01/01/26)	270	294,231
4.35%, 03/01/29 (Call 12/01/28)	275	314,656
4.50%, 06/15/22 (Call 03/15/22)	657	697,295
4.55%, 06/02/47 (Call 12/02/46)	1,135	1,306,533
4.88%, 08/15/34 (Call 02/15/34)	306	367,067
5.10%, 09/28/48 (Call 03/28/48)	255	317,498
5.15%, 08/15/44 (Call 02/15/44)	140	170,735

		67,803,072

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	212,063
4.75%, 01/11/22 (Call 10/11/21)	250	260,312
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	152	158,624
6.75%, 02/15/44 (Call 08/15/43)	500	562,906
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	1,000	1,022,500
5.25%, 05/12/24(a)	35	37,472
5.50%, 01/17/27(a)	25	26,953
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(b)	100	101,983
3.60%, 03/01/25 (Call 12/01/24)(a)(b)	150	159,711
3.73%, 07/15/23 (Call 04/15/23)(b)	300	317,373
5.40%, 11/01/20(b)	250	259,224
7.25%, 06/01/28	175	237,724
7.75%, 11/15/29	425	620,400
8.00%, 01/15/24	650	806,788
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	784	801,742
3.65%, 06/15/24 (Call 03/15/24)	1,175	1,246,555
3.80%, 01/15/26 (Call 10/15/25)	155	166,008
4.35%, 08/15/48 (Call 02/15/48)	700	741,053
4.40%, 08/15/47 (Call 02/15/47)	800	852,722
4.75%, 02/15/22 (Call 11/15/21)	279	294,913

Security	Par (000)	Value

Forest Products & Paper (continued)
4.80%, 06/15/44 (Call 12/15/43)	$352	$385,913
5.00%, 09/15/35 (Call 03/15/35)	469	551,889
6.00%, 11/15/41 (Call 05/15/41)	210	260,925
7.30%, 11/15/39	375	524,012
8.70%, 06/15/38(a)	200	298,607
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	1,000	1,107,450

		12,015,822

Gas — 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)(a)	550	579,083
4.13%, 03/15/49 (Call 09/15/48)	300	361,853
4.15%, 01/15/43 (Call 07/15/42)	172	200,072
4.30%, 10/01/48 (Call 04/01/48)	100	122,558
5.50%, 06/15/41 (Call 12/15/40)	100	134,130
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	1,000	1,042,371
3.15%, 08/01/27 (Call 05/01/27)(b)	550	578,546
4.49%, 02/15/42(a)(b)	260	310,727
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	50	52,645
3.87%, 03/04/29 (Call 12/04/28)(b)	500	558,085
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	500	621,704
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	1,175	1,225,385
4.00%, 04/01/28 (Call 01/01/28)	584	636,270
4.10%, 09/01/47 (Call 03/01/47)	250	281,010
4.50%, 01/15/21 (Call 10/15/20)	331	339,595
5.85%, 01/15/41 (Call 07/15/40)	50	67,297
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	275	276,746
3.55%, 11/01/23 (Call 08/01/23)(a)	106	110,543
4.80%, 11/01/43 (Call 05/01/43)	225	277,243
KeySpan Gas East Corp., 5.82%, 04/01/41(a)(b)	625	850,878
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	275	284,176
3.95%, 09/15/27 (Call 06/15/27)	255	262,701
4.75%, 09/01/28 (Call 06/01/28)	150	162,939
4.90%, 12/01/21 (Call 09/01/21)(a)	120	124,823
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	500	511,916
3.49%, 05/15/27 (Call 02/15/27)	420	445,296
3.65%, 06/15/23 (Call 05/15/23)(a)	320	333,709
4.38%, 05/15/47 (Call 11/15/46)	735	846,629
4.80%, 02/15/44 (Call 08/15/43)	442	529,982
5.25%, 02/15/43 (Call 08/15/42)	342	422,800
5.65%, 02/01/45 (Call 08/01/44)	480	635,823
5.80%, 02/01/42 (Call 08/01/41)	240	314,848
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	345	434,443
4.66%, 02/01/44 (Call 08/01/43)	100	124,931
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	200	218,250
Piedmont Natural Gas Co. Inc.
3.50%, 06/01/29 (Call 03/01/29)	74	79,984
4.65%, 08/01/43 (Call 02/01/43)	225	275,776
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	494	515,197
3.95%, 02/15/50 (Call 08/15/49)	25	28,946
4.45%, 03/15/44 (Call 09/15/43)	450	533,435
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	520	526,528
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	25	29,674

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	$60	$72,969
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	245	247,308
3.25%, 06/15/26 (Call 03/15/26)	100	103,339
3.50%, 09/15/21 (Call 06/15/21)	895	914,752
3.88%, 11/15/25 (Call 08/15/25)	375	402,425
3.95%, 10/01/46 (Call 04/01/46)	100	107,315
4.40%, 06/01/43 (Call 12/01/42)	550	624,452
5.88%, 03/15/41 (Call 09/15/40)	75	98,197
6.00%, 10/01/34	125	164,525
Southern Star Central Corp., 5.13%, 07/15/22 (Call 09/30/19)(b)	750	758,632
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	100	108,980
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	245	271,320

		20,143,761

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	475	511,492
Stanley Black & Decker Inc.
2.90%, 11/01/22	290	297,333
3.40%, 12/01/21 (Call 09/01/21)	47	48,084
3.40%, 03/01/26 (Call 01/01/26)(a)	840	900,905
4.25%, 11/15/28 (Call 08/15/28)(a)	250	288,883
4.85%, 11/15/48 (Call 05/15/48)(a)	200	258,370

		2,305,067

Health Care – Products — 1.3%
Abbott Laboratories
2.55%, 03/15/22	50	50,823
2.90%, 11/30/21 (Call 10/30/21)(a)	1,454	1,482,556
2.95%, 03/15/25 (Call 12/15/24)	500	520,380
3.40%, 11/30/23 (Call 09/30/23)	1,120	1,180,140
3.75%, 11/30/26 (Call 08/30/26)	798	877,903
4.75%, 11/30/36 (Call 05/30/36)	1,010	1,265,597
4.75%, 04/15/43 (Call 10/15/42)	482	602,232
4.90%, 11/30/46 (Call 05/30/46)	1,455	1,944,273
5.30%, 05/27/40	643	846,014
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	399	407,795
3.50%, 08/15/46 (Call 02/15/46)	725	739,888
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,279	1,300,099
3.13%, 11/08/21	777	791,605
3.25%, 11/12/20	486	491,427
3.36%, 06/06/24 (Call 04/06/24)	1,120	1,168,953
3.70%, 06/06/27 (Call 03/06/27)	994	1,064,593
3.73%, 12/15/24 (Call 09/15/24)	803	854,363
4.67%, 06/06/47 (Call 12/06/46)(a)	665	804,169
4.69%, 12/15/44 (Call 06/15/44)	519	617,094
6.00%, 05/15/39	95	120,126
Boston Scientific Corp.
3.38%, 05/15/22(a)	930	960,302
3.45%, 03/01/24 (Call 02/01/24)	1,235	1,297,637
3.75%, 03/01/26 (Call 01/01/26)	175	187,876
3.85%, 05/15/25	860	929,254
4.00%, 03/01/28 (Call 12/01/27)	750	825,334
4.00%, 03/01/29 (Call 12/01/28)(a)	65	72,518
4.55%, 03/01/39 (Call 09/01/38)	315	377,992
4.70%, 03/01/49 (Call 09/01/48)	415	514,534
7.00%, 11/15/35	250	352,718

Security	Par (000)	Value

Health Care – Products (continued)
7.38%, 01/15/40	$25	$38,424
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	620	641,374
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	250,517
3.35%, 09/15/25 (Call 06/15/25)	300	320,705
4.38%, 09/15/45 (Call 03/15/45)	175	211,651
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	822	933,357
Koninklijke Philips NV, 5.00%, 03/15/42(a)	1,094	1,365,334
Life Technologies Corp., 5.00%, 01/15/21 (Call 10/15/20)	150	154,485
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	810	876,967
Medtronic Inc.
3.15%, 03/15/22	1,875	1,939,441
3.50%, 03/15/25	1,156	1,247,648
3.63%, 03/15/24 (Call 12/15/23)(a)	795	851,051
4.38%, 03/15/35	1,216	1,477,481
4.63%, 03/15/45	715	929,126
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)(a)	899	906,201
3.38%, 05/15/24 (Call 02/15/24)	100	105,382
3.38%, 11/01/25 (Call 08/01/25)(a)	495	527,380
3.50%, 03/15/26 (Call 12/15/25)	700	750,767
3.65%, 03/07/28 (Call 12/07/27)	226	248,335
4.10%, 04/01/43 (Call 10/01/42)	125	142,954
4.38%, 05/15/44 (Call 11/15/43)	500	592,456
4.63%, 03/15/46 (Call 09/15/45)	570	713,484
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	512	529,346
3.00%, 04/15/23 (Call 02/15/23)	890	915,441
3.15%, 01/15/23 (Call 10/15/22)	426	438,863
3.20%, 08/15/27 (Call 05/15/27)	810	852,610
3.30%, 02/15/22	270	278,256
3.60%, 08/15/21 (Call 05/15/21)	335	343,957
4.10%, 08/15/47 (Call 02/15/47)	450	518,232
4.15%, 02/01/24 (Call 11/01/23)	625	672,295
4.50%, 03/01/21	236	244,469
5.30%, 02/01/44 (Call 08/01/43)	430	561,065
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	879	897,437
3.38%, 11/30/21 (Call 08/30/21)	561	572,877
3.55%, 04/01/25 (Call 01/01/25)	1,112	1,170,775
3.70%, 03/19/23 (Call 02/19/23)	310	323,313
4.25%, 08/15/35 (Call 02/15/35)(a)	47	47,889
4.45%, 08/15/45 (Call 02/15/45)	75	81,571
5.75%, 11/30/39	125	150,778

		46,471,889

Health Care – Services — 1.9%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	992	1,005,344
2.80%, 06/15/23 (Call 04/15/23)	357	362,650
3.50%, 11/15/24 (Call 08/15/24)	548	572,552
3.88%, 08/15/47 (Call 02/15/47)	190	191,325
4.13%, 11/15/42 (Call 05/15/42)	266	275,207
4.50%, 05/15/42 (Call 11/15/41)	275	297,479
4.75%, 03/15/44 (Call 09/15/43)	475	529,389
6.63%, 06/15/36	749	992,661
6.75%, 12/15/37(a)	325	439,902

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Anthem Inc.
2.50%, 11/21/20	$100	$100,498
2.95%, 12/01/22 (Call 11/01/22)	696	712,036
3.13%, 05/15/22	650	665,825
3.30%, 01/15/23	730	754,237
3.35%, 12/01/24 (Call 10/01/24)	840	878,630
3.50%, 08/15/24 (Call 05/15/24)	428	448,752
3.65%, 12/01/27 (Call 09/01/27)	575	610,399
3.70%, 08/15/21 (Call 05/15/21)	1,537	1,577,277
4.10%, 03/01/28 (Call 12/01/27)	765	833,923
4.38%, 12/01/47 (Call 06/01/47)	550	616,790
4.55%, 03/01/48 (Call 09/01/47)	625	721,869
4.63%, 05/15/42	602	685,621
4.65%, 01/15/43	523	595,489
4.65%, 08/15/44 (Call 02/15/44)	365	420,275
4.85%, 08/15/54 (Call 02/15/54)	280	324,492
5.10%, 01/15/44	500	605,726
5.95%, 12/15/34(a)	400	520,458
Ascension Health, 3.95%, 11/15/46	420	504,103
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	515	628,929
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	200	244,567
Cigna Holding Co.
3.05%, 10/15/27 (Call 07/15/27)(a)	820	837,239
3.25%, 04/15/25 (Call 01/15/25)	475	491,259
3.88%, 10/15/47 (Call 04/15/47)	490	502,085
4.00%, 02/15/22 (Call 11/15/21)	136	141,491
4.50%, 03/15/21 (Call 12/15/20)	1,112	1,143,851
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	279	283,627
3.35%, 10/01/29 (Call 04/01/29)	151	155,283
3.82%, 10/01/49 (Call 04/01/49)	287	298,027
4.19%, 10/01/49 (Call 04/01/49)	125	133,416
4.35%, 11/01/42	250	272,375
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	250	303,214
Dignity Health, 3.13%, 11/01/22(a)	330	338,204
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	154	185,923
Fresenius Medical Care U.S. Finance II Inc., 4.13%, 10/15/20 (Call 07/17/20)(b)	1,000	1,014,718
Hackensack Meridian Health Inc., 4.50%, 07/01/57 (Call 01/01/57)	300	383,541
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	1,595	1,697,064
4.50%, 02/15/27 (Call 08/15/26)	520	563,646
4.75%, 05/01/23	1,062	1,141,519
5.00%, 03/15/24	550	600,687
5.13%, 06/15/39 (Call 12/15/38)	940	1,037,854
5.25%, 04/15/25	90	100,671
5.25%, 06/15/26 (Call 12/15/25)	625	705,331
5.25%, 06/15/49 (Call 12/15/48)	750	837,295
5.50%, 06/15/47 (Call 12/15/46)	930	1,068,220
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	196	199,964
3.15%, 12/01/22 (Call 09/01/22)	673	690,612
3.85%, 10/01/24 (Call 07/01/24)	590	622,734
3.95%, 03/15/27 (Call 12/15/26)	490	524,264
3.95%, 08/15/49 (Call 02/15/49)	100	104,372

Security	Par (000)	Value

Health Care – Services (continued)
4.63%, 12/01/42 (Call 06/01/42)(a)	$285	$327,020
4.95%, 10/01/44 (Call 04/01/44)	886	1,054,883
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(a)	280	299,078
3.50%, 04/01/22	240	250,222
4.15%, 05/01/47 (Call 11/01/46)	800	986,362
Laboratory Corp. of America Holdings
3.20%, 02/01/22(a)	150	153,531
3.25%, 09/01/24 (Call 07/01/24)	375	390,407
3.60%, 02/01/25 (Call 11/01/24)	905	951,243
3.60%, 09/01/27 (Call 06/01/27)	150	160,105
3.75%, 08/23/22 (Call 05/23/22)	298	309,648
4.70%, 02/01/45 (Call 08/01/44)	730	829,443
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	263	327,388
Series 2015, 4.20%, 07/01/55	175	222,922
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	300	341,550
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	75	90,370
4.06%, 08/01/56	350	422,593
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	285	320,138
4.26%, 11/01/47 (Call 11/01/46)	465	542,893
6.15%, 11/01/43	125	182,819
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	50	58,735
Quest Diagnostics Inc.
4.20%, 06/30/29 (Call 03/30/29)	750	833,944
4.25%, 04/01/24 (Call 01/01/24)(a)	125	134,405
4.70%, 04/01/21	225	233,279
4.70%, 03/30/45 (Call 09/30/44)	261	296,120
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	375	382,916
3.25%, 09/17/23 (Call 08/17/23)(b)	500	525,051
3.35%, 09/30/24 (Call 06/30/24)(b)	685	729,393
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	1,100	1,234,289
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	100	116,240
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	500	593,837
Toledo Hospital (The), 6.02%, 11/15/48	25	31,533
UnitedHealth Group Inc.
1.95%, 10/15/20	12	11,993
2.13%, 03/15/21	665	666,472
2.38%, 10/15/22	165	167,185
2.75%, 02/15/23 (Call 11/15/22)(a)	1,025	1,048,389
2.88%, 12/15/21	650	663,150
2.88%, 03/15/22 (Call 12/15/21)(a)	1,294	1,320,453
2.88%, 03/15/23	1,049	1,079,213
2.88%, 08/15/29	370	385,507
2.95%, 10/15/27	500	521,965
3.10%, 03/15/26	1,100	1,162,293
3.15%, 06/15/21	500	510,169
3.35%, 07/15/22	861	893,922
3.38%, 04/15/27	600	644,874
3.45%, 01/15/27	555	596,745
3.50%, 06/15/23	30	31,654
3.50%, 02/15/24	185	196,288
3.70%, 08/15/49 (Call 02/15/49)	245	268,642

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
3.75%, 07/15/25	$1,661	$1,806,773
3.75%, 10/15/47 (Call 04/15/47)	265	289,921
3.85%, 06/15/28	730	812,211
3.88%, 12/15/28(a)	450	505,055
3.95%, 10/15/42 (Call 04/15/42)	303	337,621
4.20%, 01/15/47 (Call 07/15/46)	50	58,571
4.25%, 03/15/43 (Call 09/15/42)	570	659,523
4.25%, 04/15/47 (Call 10/15/46)	555	651,003
4.25%, 06/15/48 (Call 12/15/47)	900	1,056,698
4.38%, 03/15/42 (Call 09/15/41)	285	334,487
4.45%, 12/15/48 (Call 06/15/48)	50	60,686
4.63%, 07/15/35	255	313,108
4.63%, 11/15/41 (Call 05/15/41)	525	638,046
4.70%, 02/15/21 (Call 11/15/20)	350	361,001
4.75%, 07/15/45	763	952,423
5.70%, 10/15/40 (Call 04/15/40)	150	205,162
5.80%, 03/15/36	343	472,145
5.95%, 02/15/41 (Call 08/15/40)	300	420,411
6.50%, 06/15/37	100	145,101
6.63%, 11/15/37(a)	350	515,994
6.88%, 02/15/38	675	1,018,146

		68,610,248

Holding Companies – Diversified — 0.1%
Apollo Investment Corp., 5.25%, 03/03/25	200	204,638
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	198	199,701
3.63%, 01/19/22 (Call 12/19/21)	455	463,157
4.20%, 06/10/24 (Call 05/10/24)	250	259,473
4.25%, 03/01/25 (Call 01/01/25)	425	440,404
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)(a)	250	254,791
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	750	786,797
Owl Rock Capital Corp., 5.25%, 04/15/24	200	210,157
Prospect Capital Corp., 5.88%, 03/15/23	379	399,816

		3,218,934

Home Builders — 0.1%
DR Horton Inc.
2.55%, 12/01/20	320	320,862
4.38%, 09/15/22 (Call 06/15/22)	620	650,872
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,035	1,075,919

		2,047,653

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	50	50,996
3.50%, 11/15/27 (Call 08/15/27)(a)	100	102,131
3.80%, 11/15/24 (Call 08/15/24)	200	205,924
4.40%, 03/15/29 (Call 12/15/28)(a)	400	430,354
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	500	524,615
Whirlpool Corp.
3.70%, 05/01/25	250	262,573
4.00%, 03/01/24	234	248,551
4.50%, 06/01/46 (Call 12/01/45)(a)	407	431,398
4.75%, 02/26/29 (Call 11/26/28)	650	731,396
4.85%, 06/15/21	195	203,199
5.15%, 03/01/43(a)	55	61,010

		3,252,147

Household Products & Wares — 0.3%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	100	102,568

Security	Par (000)	Value

Household Products & Wares (continued)
4.88%, 12/06/28 (Call 09/06/28)(a)	$600	$683,863
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	515	538,226
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	400	411,194
3.10%, 10/01/27 (Call 07/01/27)	500	528,348
3.80%, 11/15/21	200	207,343
3.90%, 05/15/28 (Call 02/15/28)	250	280,441
Kimberly-Clark Corp.
2.40%, 06/01/23	128	130,073
2.65%, 03/01/25(a)	265	271,444
3.05%, 08/15/25	490	516,774
3.20%, 04/25/29 (Call 01/25/29)	650	711,530
3.20%, 07/30/46 (Call 01/30/46)	395	412,617
3.70%, 06/01/43(a)	125	139,720
3.88%, 03/01/21	40	41,108
3.90%, 05/04/47 (Call 11/04/46)	290	339,818
3.95%, 11/01/28 (Call 08/01/28)	220	252,068
5.30%, 03/01/41	230	313,634
6.63%, 08/01/37(a)	150	226,430
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/25(b)	100	98,313
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 04/24/22)(b)	2,025	2,037,842
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	200	203,456
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	1,200	1,244,905
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/16/46)(b)	1,000	1,268,272

		10,959,987

Housewares — 0.1%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	950	978,026
4.00%, 06/15/22 (Call 03/15/22)(a)	10	10,271
4.20%, 04/01/26 (Call 01/01/26)	685	710,657
5.00%, 11/15/23 (Call 09/30/19)(a)	375	385,643
5.38%, 04/01/36 (Call 10/01/35)(a)	415	444,224
5.50%, 04/01/46 (Call 10/01/45)	675	731,762

		3,260,583

Insurance — 4.1%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	650	672,591
3.25%, 03/17/25	160	169,196
3.63%, 06/15/23	543	574,269
3.63%, 11/15/24	831	888,216
4.00%, 10/15/46 (Call 04/15/46)	300	335,921
4.75%, 01/15/49 (Call 07/15/48)	345	433,521
6.45%, 08/15/40	65	91,858
AIA Group Ltd.
3.60%, 04/09/29 (Call 01/09/29)(b)	500	542,135
4.50%, 03/16/46 (Call 09/16/45)(b)	500	621,875
Alleghany Corp.
4.95%, 06/27/22	100	107,091
5.63%, 09/15/20(a)	100	103,411
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	275	285,899
Allstate Corp. (The)
3.15%, 06/15/23	100	104,343
3.85%, 08/10/49 (Call 02/10/49)	225	259,602
4.20%, 12/15/46 (Call 06/15/46)(a)	630	764,686
4.50%, 06/15/43(a)	654	815,394

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.55%, 05/09/35	$238	$313,686
6.50%, 05/15/67 (Call 05/15/37)(d)	500	583,750
Series B, 5.75%, 08/15/53 (Call 08/15/23)(d)	515	548,475
Alterra Finance LLC, 6.25%, 09/30/20	100	104,259
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	204	212,010
4.50%, 06/15/47 (Call 12/15/46)	160	175,922
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	580	589,691
3.75%, 07/10/25 (Call 04/10/25)	1,045	1,112,804
3.88%, 01/15/35 (Call 07/15/34)	825	875,450
3.90%, 04/01/26 (Call 01/01/26)	985	1,057,186
4.13%, 02/15/24	1,106	1,191,779
4.20%, 04/01/28 (Call 01/01/28)	1,475	1,625,917
4.25%, 03/15/29 (Call 12/15/28)	375	415,699
4.38%, 01/15/55 (Call 07/15/54)	375	408,369
4.50%, 07/16/44 (Call 01/16/44)	827	944,657
4.75%, 04/01/48 (Call 10/01/47)	150	178,720
4.80%, 07/10/45 (Call 01/10/45)	961	1,143,892
4.88%, 06/01/22	1,117	1,196,994
6.25%, 05/01/36	315	420,315
6.40%, 12/15/20	322	339,312
8.18%, 05/15/68 (Call 05/15/38)(a)(d)	30	40,200
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(d)	124	131,142
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	970	1,052,154
4.50%, 12/15/28 (Call 09/15/28)	682	780,990
5.00%, 09/30/20	130	133,912
6.25%, 09/30/40	180	248,403
8.21%, 01/01/27(a)	100	125,000
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	25	25,237
3.50%, 06/14/24 (Call 03/14/24)	350	370,206
3.88%, 12/15/25 (Call 09/15/25)	407	441,314
4.25%, 12/12/42	185	200,203
4.60%, 06/14/44 (Call 03/14/44)	697	816,807
4.75%, 05/15/45 (Call 11/15/44)(a)	50	60,466
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	150	191,295
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	450	572,342
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	375	404,383
Assurant Inc.
4.00%, 03/15/23	50	52,172
4.20%, 09/27/23 (Call 08/27/23)	550	575,029
6.75%, 02/15/34	70	87,979
Athene Global Funding
2.75%, 06/25/24(b)	250	252,839
3.00%, 07/01/22(b)	1,205	1,228,376
4.00%, 01/25/22(b)	75	77,851
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	730	746,662
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	819	879,108
5.00%, 04/20/48 (Call 10/20/47)	750	817,934
AXA SA
6.38%, (Call 12/14/36)(b)(d)(e)	250	290,312
8.60%, 12/15/30(a)	575	836,625
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	275	290,127
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(a)	435	467,183

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	$805	$966,883
4.25%, 01/15/49 (Call 07/15/48)	1,020	1,237,969
4.30%, 05/15/43(a)	330	394,926
4.40%, 05/15/42	638	777,863
5.75%, 01/15/40(a)	190	272,115
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	100	100,630
2.75%, 03/15/23 (Call 01/15/23)	1,503	1,550,905
3.00%, 02/11/23(a)	434	449,252
3.13%, 03/15/26 (Call 12/15/25)	1,810	1,918,380
3.40%, 01/31/22	375	389,831
3.75%, 08/15/21(a)	825	853,933
4.50%, 02/11/43	703	883,996
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	1,140	1,125,130
4.70%, 06/22/47 (Call 12/22/46)	880	792,093
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	154	164,391
4.50%, 03/15/29 (Call 12/15/28)	500	551,622
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	200	299,504
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	580	597,186
3.15%, 03/15/25	675	713,550
3.35%, 05/15/24	601	636,549
3.35%, 05/03/26 (Call 02/03/26)(a)	825	885,031
4.35%, 11/03/45 (Call 05/03/45)	692	873,393
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	630	657,790
3.90%, 05/01/29 (Call 02/01/29)	275	300,041
3.95%, 05/15/24 (Call 02/15/24)	425	451,730
4.50%, 03/01/26 (Call 12/01/25)	745	820,754
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	100	110,500
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%, (Call 10/28/24)(b)(d)(e)	1,000	1,097,500
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	50	58,392
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(a)	220	239,922
Farmers Exchange Capital, 7.05%, 07/15/28(b)	500	625,177
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(b)(d)	500	531,875
Fidelity National Financial Inc.
4.50%, 08/15/28 (Call 05/15/28)	372	404,033
5.50%, 09/01/22	555	603,866
First American Financial Corp., 4.60%, 11/15/24	260	280,371
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	1,050	1,187,358
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)(b)	810	1,004,993
Guardian Life Global Funding
2.50%, 05/08/22(b)	1,200	1,213,649
2.90%, 05/06/24(b)	250	260,545
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)(b)	536	694,288
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 02/15/49)(a)(b)(d)	825	1,014,255
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	170	177,371
4.30%, 04/15/43	129	145,406
4.40%, 03/15/48 (Call 09/15/47)(a)	275	320,881

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.13%, 04/15/22	$140	$151,612
5.95%, 10/15/36	100	131,896
6.63%, 03/30/40(a)	775	1,090,570
Jackson National Life Global Funding
3.05%, 04/29/26(b)	750	780,370
3.25%, 01/30/24(b)	725	755,587
3.30%, 06/11/21(b)	550	561,260
3.30%, 02/01/22(b)	250	257,292
3.88%, 06/11/25(b)	605	655,275
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	165	175,774
4.57%, 02/01/29(a)(b)	815	927,306
4.85%, 08/01/44(b)	705	848,699
6.50%, 05/01/42(a)(b)	625	889,911
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	50	76,932
Lincoln National Corp.
3.35%, 03/09/25	443	459,994
3.63%, 12/12/26 (Call 09/15/26)	230	244,787
3.80%, 03/01/28 (Call 12/01/27)	115	123,570
4.00%, 09/01/23	125	133,406
4.20%, 03/15/22	512	535,988
4.35%, 03/01/48 (Call 09/01/47)(a)	375	421,373
6.30%, 10/09/37	185	247,635
7.00%, 06/15/40(a)	230	334,873
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	425	431,691
3.75%, 04/01/26 (Call 01/01/26)	535	576,395
4.13%, 05/15/43 (Call 11/15/42)	50	56,177
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(d)	455	478,789
4.15%, 03/04/26	1,005	1,114,274
4.90%, 09/17/20	255	261,744
5.38%, 03/04/46	410	553,471
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	120	124,238
4.30%, 11/01/47 (Call 05/01/47)	500	544,125
4.90%, 07/01/22	100	106,794
5.00%, 04/05/46	100	119,029
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	672	682,996
3.30%, 03/14/23 (Call 01/14/23)	678	704,306
3.50%, 03/10/25 (Call 12/10/24)(a)	986	1,049,721
3.75%, 03/14/26 (Call 12/14/25)	780	846,199
3.88%, 03/15/24 (Call 02/15/24)	387	415,123
4.05%, 10/15/23 (Call 07/15/23)	294	314,058
4.20%, 03/01/48 (Call 09/01/47)	250	292,617
4.35%, 01/30/47 (Call 07/30/46)	200	238,707
4.38%, 03/15/29 (Call 12/15/28)(a)	735	844,107
4.75%, 03/15/39 (Call 09/15/38)	730	913,610
4.80%, 07/15/21 (Call 04/15/21)	302	314,651
4.90%, 03/15/49 (Call 09/15/48)	50	64,765
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65(a)(b)	525	640,890
5.38%, 12/01/41(a)(b)	600	779,477
MassMutual Global Funding II
2.00%, 04/15/21(b)	500	500,146
2.75%, 06/22/24(b)	102	105,063
2.95%, 01/11/25(b)	500	520,381
3.40%, 03/08/26(b)	740	789,924
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	935	989,189

Security	Par (000)	Value

Insurance (continued)
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	$400	$519,358
MetLife Inc.
3.00%, 03/01/25	20	20,854
3.60%, 04/10/24	517	550,862
3.60%, 11/13/25 (Call 08/13/25)	445	483,214
4.05%, 03/01/45	785	898,674
4.13%, 08/13/42	515	590,678
4.60%, 05/13/46 (Call 11/13/45)(a)	510	634,472
4.88%, 11/13/43	821	1,041,489
5.70%, 06/15/35	555	760,888
5.88%, 02/06/41	650	905,170
6.38%, 06/15/34	300	428,374
6.40%, 12/15/66 (Call 12/15/31)(a)	585	682,584
9.25%, 04/08/38 (Call 04/08/33)(a)(b)	250	355,000
Series D, 4.37%, 09/15/23.	1,055	1,150,970
Series N, 3.05%, 12/15/22	812	838,666
Series N, 4.72%, 12/15/44(a)	767	955,744
Metropolitan Life Global Funding I
2.40%, 06/17/22(b)	550	555,467
2.65%, 04/08/22(b)	300	304,778
3.00%, 09/19/27(b)	225	235,990
3.38%, 01/11/22(a)(b)	1,090	1,124,749
3.45%, 10/09/21(a)(b)	275	283,129
3.45%, 12/18/26(a)(b)	375	403,648
3.60%, 01/11/24(b)	250	266,049
3.88%, 04/11/22(b)	869	908,869
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(d)	125	136,875
Nationwide Financial Services Inc., 5.30%, 11/18/44(b)	350	433,651
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(b)	25	37,064
9.38%, 08/15/39(a)(b)	650	1,125,237
New York Life Global Funding
1.70%, 09/14/21(b)	75	74,608
2.25%, 07/12/22(b)	1,050	1,057,995
2.30%, 06/10/22(a)(b)	1,400	1,412,705
2.88%, 04/10/24(b)	600	621,738
3.00%, 01/10/28(a)(b)	1,000	1,058,565
3.25%, 08/06/21(b)	500	512,134
New York Life Insurance Co.
4.45%, 05/15/69 (Call 11/15/68)(a)(b)	250	305,140
5.88%, 05/15/33(b)	625	850,405
6.75%, 11/15/39(a)(b)	1,190	1,819,648
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27)(b)(d)	500	521,875
5.10%, 10/16/44 (Call 10/16/24)(b)(d)	700	766,500
Northwestern Mutual Life Insurance Co. (The)
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	525	591,895
6.06%, 03/30/40(b)	250	357,674
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	450	584,797
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	310	342,563
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(b)(d)	750	806,250
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(a)	325	344,272
Pricoa Global Funding I, 3.45%, 09/01/23(b)	800	839,453

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	$25	$26,131
3.13%, 05/15/23	202	208,793
3.30%, 09/15/22	102	105,627
3.70%, 05/15/29 (Call 02/15/29)	170	184,721
4.30%, 11/15/46 (Call 05/15/46)(a)	615	713,769
6.05%, 10/15/36	132	179,481
Principal Life Global Funding II
2.63%, 11/19/20(b)	15	15,088
3.00%, 04/18/26(a)(b)	25	26,053
Progressive Corp. (The)
2.45%, 01/15/27	940	956,366
3.70%, 01/26/45	145	162,736
3.75%, 08/23/21	350	362,474
4.00%, 03/01/29 (Call 12/01/28)	700	795,303
4.13%, 04/15/47 (Call 10/15/46)	1,250	1,502,083
4.20%, 03/15/48 (Call 09/15/47)	250	304,319
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(a)(b)	560	619,370
Protective Life Global Funding
2.62%, 08/22/22(b)	700	711,227
3.10%, 04/15/24(b)	690	716,386
Prudential Financial Inc.
3.50%, 05/15/24(a)	243	259,328
3.88%, 03/27/28 (Call 12/27/27)	300	335,982
3.91%, 12/07/47 (Call 06/07/47)	558	621,093
3.94%, 12/07/49 (Call 06/07/49)	881	981,293
4.35%, 02/25/50 (Call 08/25/49)	690	823,685
4.42%, 03/27/48 (Call 09/27/47)	50	59,498
4.50%, 11/16/21	475	501,135
4.50%, 09/15/47 (Call 09/15/27)(a)(d)	355	358,550
4.60%, 05/15/44	505	623,051
5.20%, 03/15/44 (Call 03/15/24)(d)	130	136,175
5.38%, 05/15/45 (Call 05/15/25)(d)	1,271	1,356,106
5.63%, 06/15/43 (Call 06/15/23)(d)	507	543,301
5.70%, 12/14/36	135	180,568
5.70%, 09/15/48 (Call 09/15/28)(d)	200	218,392
5.88%, 09/15/42 (Call 09/15/22)(a)(d)	500	535,000
6.63%, 06/21/40	75	110,630
Series D, 6.63%, 12/01/37	281	405,252
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	275	295,711
5.00%, 06/01/21	525	550,256
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(b)	950	1,000,886
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	230	241,338
Securian Financial Group Inc., 4.80%, 04/15/48(b)	175	211,775
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	525	614,129
4.38%, 09/15/54 (Call 09/15/24)(b)(d)	735	776,624
4.90%, 09/15/44(b)	100	125,807
6.85%, 12/16/39(b)	565	852,203
Transatlantic Holdings Inc., 8.00%, 11/30/39	450	678,089
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	573	644,727
3.90%, 11/01/20	454	464,212
4.00%, 05/30/47 (Call 11/30/46)	635	749,001
4.05%, 03/07/48 (Call 09/07/47)	300	357,793
4.10%, 03/04/49 (Call 09/04/48)	575	690,592
4.30%, 08/25/45 (Call 02/25/45)	210	255,131

Security	Par (000)	Value

Insurance (continued)
4.60%, 08/01/43(a)	$210	$264,446
5.35%, 11/01/40	425	579,224
6.25%, 06/15/37	371	537,718
6.75%, 06/20/36	35	52,458
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	150	210,977
Trinity Acquisition PLC
4.63%, 08/15/23	189	204,014
6.13%, 08/15/43	75	97,844
Unum Group
4.00%, 03/15/24	375	398,274
4.00%, 06/15/29 (Call 03/15/29)(a)	525	548,736
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	1,225	1,265,594
3.65%, 06/15/26	380	403,302
4.70%, 01/23/48 (Call 01/23/28)(a)(d)	200	186,600
4.80%, 06/15/46	375	443,560
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	250	327,322
Western &Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)(b)	100	127,362
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	360	375,184
4.50%, 09/15/28 (Call 06/15/28)	1,050	1,180,758
5.05%, 09/15/48 (Call 03/15/48)	355	428,660
WR Berkley Corp.
4.63%, 03/15/22	755	800,642
4.75%, 08/01/44	180	213,961
5.38%, 09/15/20	120	123,741
XLIT Ltd.
4.45%, 03/31/25	190	207,645
5.50%, 03/31/45(a)	550	709,151

		149,552,875

Internet — 0.9%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	200	203,036
3.40%, 12/06/27 (Call 09/06/27)	1,300	1,360,866
3.60%, 11/28/24 (Call 08/28/24)(a)	1,515	1,598,037
4.00%, 12/06/37 (Call 06/06/37)	600	655,350
4.20%, 12/06/47 (Call 06/06/47)(a)	575	659,633
4.40%, 12/06/57 (Call 06/06/57)	405	481,837
4.50%, 11/28/34 (Call 05/28/34)	900	1,033,065
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	1,238	1,247,654
3.38%, 02/25/24	786	839,838
3.63%, 05/19/21	515	530,541
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	620	631,222
2.50%, 11/29/22 (Call 08/29/22)	533	543,450
2.80%, 08/22/24 (Call 06/22/24)	932	972,760
3.15%, 08/22/27 (Call 05/22/27)	1,847	1,984,379
3.30%, 12/05/21 (Call 10/05/21)	540	557,851
3.80%, 12/05/24 (Call 09/05/24)(a)	849	926,832
3.88%, 08/22/37 (Call 02/22/37)	1,800	2,099,772
4.05%, 08/22/47 (Call 02/22/47)(a)	1,300	1,594,703
4.25%, 08/22/57 (Call 02/22/57)(a)	425	541,153
4.80%, 12/05/34 (Call 06/05/34)	931	1,182,230
4.95%, 12/05/44 (Call 06/05/44)	965	1,294,268
5.20%, 12/03/25 (Call 09/03/25)	670	790,652
Baidu Inc.
2.88%, 07/06/22	665	670,001

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.50%, 11/28/22	$600	$618,750
3.63%, 07/06/27	405	419,555
3.88%, 09/29/23 (Call 08/29/23)	350	367,063
4.38%, 03/29/28 (Call 12/29/27)	500	546,406
4.88%, 11/14/28 (Call 08/14/28)	400	453,094
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	10	10,258
3.55%, 03/15/28 (Call 12/15/27)	150	162,464
3.60%, 06/01/26 (Call 03/01/26)	156	167,075
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	800	808,324
2.75%, 01/30/23 (Call 12/30/22)	298	303,729
2.88%, 08/01/21 (Call 06/01/21)	79	80,130
3.45%, 08/01/24 (Call 05/01/24)(a)	795	836,234
3.60%, 06/05/27 (Call 03/05/27)(a)	460	484,145
3.80%, 03/09/22 (Call 02/09/22)	710	737,140
4.00%, 07/15/42 (Call 01/15/42)	710	702,490
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	930	985,088
4.50%, 08/15/24 (Call 05/15/24)	325	354,707
5.00%, 02/15/26 (Call 11/15/25)	100	112,710
Tencent Holdings Ltd.
2.99%, 01/19/23 (Call 12/19/22)(b)	700	714,016
3.28%, 04/11/24 (Call 03/11/24)(b)	1,000	1,034,468
3.60%, 01/19/28 (Call 10/19/27)(b)	1,100	1,156,644
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	500	603,904

		34,057,524

Iron & Steel — 0.4%
ArcelorMittal
4.55%, 03/11/26(a)	745	780,815
5.50%, 03/01/21	600	625,987
6.13%, 06/01/25	650	731,663
7.00%, 10/15/39	855	1,022,826
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(b)	125	137,500
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)(a)	980	1,091,680
4.00%, 08/01/23 (Call 05/01/23)	605	645,352
4.13%, 09/15/22 (Call 06/15/22)	454	478,738
4.40%, 05/01/48 (Call 11/01/47)	180	212,140
5.20%, 08/01/43 (Call 02/01/43)	776	990,541
6.40%, 12/01/37	325	459,748
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	450	479,113
Vale Overseas Ltd.
4.38%, 01/11/22	664	686,203
5.88%, 06/10/21(a)	450	474,750
6.25%, 08/10/26	1,215	1,399,376
6.88%, 11/21/36	1,246	1,556,332
6.88%, 11/10/39	850	1,070,203
8.25%, 01/17/34	175	236,141

		13,079,108

Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20	420	427,754
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	725	757,754
4.63%, 07/28/45 (Call 01/28/45)	310	328,310
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	280	291,167

Security	Par (000)	Value

Leisure Time (continued)
5.25%, 11/15/22	$1,915	$2,086,258
7.50%, 10/15/27	25	31,796

		3,923,039

Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	95	98,527
4.38%, 09/15/28 (Call 06/15/28)	255	281,095
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	850	850,684
2.88%, 03/01/21 (Call 02/01/21)	155	156,349
3.25%, 09/15/22 (Call 06/15/22)	302	309,438
3.75%, 03/15/25 (Call 12/15/24)	510	538,847
4.50%, 10/01/34 (Call 04/01/34)	46	51,746
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	50	57,073
Series N, 3.13%, 10/15/21 (Call 07/15/21)	100	101,339
Series R, 3.13%, 06/15/26 (Call 03/15/26)(a)	140	142,821
Series X, 4.00%, 04/15/28 (Call 01/15/28)	720	782,201
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	600	639,375
5.13%, 08/08/25 (Call 06/08/25)	200	221,875
5.40%, 08/08/28 (Call 05/08/28)	700	796,010

		5,027,380

Machinery — 0.9%
ABB Finance USA Inc.
2.88%, 05/08/22	1,026	1,051,205
3.38%, 04/03/23 (Call 03/03/23)	400	418,226
3.80%, 04/03/28 (Call 01/03/28)	785	883,840
4.38%, 05/08/42	100	125,457
Caterpillar Financial Services Corp.
1.70%, 08/09/21	321	319,470
1.93%, 10/01/21	170	169,637
2.40%, 06/06/22	635	644,068
2.40%, 08/09/26(a)	915	935,785
2.55%, 11/29/22	515	523,950
2.63%, 03/01/23	25	25,572
2.75%, 08/20/21	80	81,276
2.85%, 06/01/22(a)	50	51,330
2.85%, 05/17/24	200	207,382
2.90%, 03/15/21	250	254,192
2.95%, 02/26/22	575	589,467
3.15%, 09/07/21	185	189,830
3.25%, 12/01/24	310	328,288
3.30%, 06/09/24	475	502,636
3.45%, 05/15/23	496	521,472
3.65%, 12/07/23(a)	739	787,429
3.75%, 11/24/23(a)	600	642,384
Series I, 2.65%, 05/17/21(a)	195	197,872
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	425	433,216
3.40%, 05/15/24 (Call 02/15/24)	470	500,357
3.80%, 08/15/42(a)	798	921,855
3.90%, 05/27/21	299	309,854
4.30%, 05/15/44 (Call 11/15/43)(a)	100	124,073
4.75%, 05/15/64 (Call 11/15/63)	303	394,999
5.20%, 05/27/41	475	642,511
5.30%, 09/15/35	340	438,129
CNH Industrial Capital LLC
4.20%, 01/15/24	750	791,291
4.38%, 11/06/20(a)	100	101,987

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.38%, 04/05/22	$61	$63,516
4.88%, 04/01/21	1,045	1,080,415
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	300	312,214
4.50%, 08/15/23	192	204,993
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	100	106,260
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)(a)	200	213,470
4.88%, 10/01/43 (Call 04/01/43)	100	127,386
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	947	964,771
3.90%, 06/09/42 (Call 12/09/41)(a)	165	195,611
5.38%, 10/16/29	371	468,935
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)(a)	175	179,797
5.38%, 10/15/35	85	106,494
5.38%, 03/01/41 (Call 12/01/40)	172	219,713
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	550	566,220
John Deere Capital Corp.
2.15%, 09/08/22	679	684,108
2.30%, 06/07/21	215	216,189
2.55%, 01/08/21	300	302,382
2.60%, 03/07/24	560	574,473
2.65%, 01/06/22(a)	305	310,791
2.65%, 06/24/24	687	707,115
2.65%, 06/10/26(a)	368	382,091
2.70%, 01/06/23	20	20,466
2.75%, 03/15/22	700	715,135
2.80%, 03/04/21	20	20,236
2.80%, 01/27/23(a)	472	485,457
2.80%, 03/06/23	760	782,025
2.80%, 09/08/27(a)	370	386,339
2.80%, 07/18/29	315	327,300
2.95%, 04/01/22(a)	230	235,451
3.13%, 09/10/21	110	112,690
3.15%, 10/15/21	170	174,173
3.20%, 01/10/22	150	154,475
3.35%, 06/12/24	595	633,237
3.40%, 09/11/25(a)	50	53,460
3.45%, 06/07/23	75	79,413
3.45%, 01/10/24	50	53,002
3.45%, 03/13/25(a)	861	926,200
3.45%, 03/07/29	325	356,613
3.65%, 10/12/23	560	598,345
Series 0014, 2.45%, 09/11/20	250	251,451
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	100	102,328
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)(a)	325	352,534
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	82,626
3.50%, 03/01/29 (Call 12/01/28)	390	429,694
4.20%, 03/01/49 (Call 09/01/48)	150	184,816
6.25%, 12/01/37	67	95,125
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	180	180,708
2.80%, 12/15/21 (Call 11/15/21)	60	60,860
2.95%, 09/15/29 (Call 06/15/29)	265	268,746
3.00%, 12/15/20 (Call 11/15/20)	125	126,238
3.13%, 11/15/22 (Call 08/15/22)	198	203,375
3.80%, 12/15/26 (Call 09/15/26)	280	303,441
4.20%, 09/15/28 (Call 06/15/28)	250	277,573

Security	Par (000)	Value

Machinery (continued)
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	$425	$434,082
4.38%, 08/15/23 (Call 05/15/23)	520	548,611
4.40%, 03/15/24 (Call 02/15/24)	705	754,976
4.95%, 09/15/28 (Call 06/15/28)	600	669,635
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)(a)	120	124,347
4.88%, 10/01/21	10	10,542

		33,671,709

Manufacturing —1.2%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	221	220,255
2.00%, 06/26/22(a)	875	882,351
2.00%, 02/14/25 (Call 01/14/25)	200	199,192
2.25%, 03/15/23 (Call 02/15/23)	250	253,434
2.25%, 09/19/26 (Call 06/19/26)(a)	200	201,191
2.38%, 08/26/29 (Call 05/26/29)	200	200,062
2.75%, 03/01/22 (Call 02/01/22)	365	373,254
2.88%, 10/15/27 (Call 07/15/27)	675	710,800
3.00%, 09/14/21 (Call 08/14/21)	5	5,110
3.00%, 08/07/25	580	610,344
3.13%, 09/19/46 (Call 03/19/46)	545	541,894
3.25%, 08/26/49 (Call 02/26/49)(a)	90	91,030
3.63%, 09/14/28 (Call 06/14/28)	250	276,240
3.63%, 10/15/47 (Call 04/15/47)	570	611,769
4.00%, 09/14/48 (Call 03/14/48)(a)	475	543,300
5.70%, 03/15/37(a)	655	877,231
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	367	381,743
3.75%, 11/15/22 (Call 08/15/22)	902	930,452
3.75%, 12/01/27 (Call 09/01/27)	575	607,310
Eaton Corp.
2.75%, 11/02/22	817	833,499
3.10%, 09/15/27 (Call 06/15/27)	65	68,296
3.92%, 09/15/47 (Call 03/15/47)(a)	150	164,719
4.00%, 11/02/32	413	475,326
4.15%, 11/02/42	558	632,296
General Electric Co.
2.70%, 10/09/22	2,305	2,290,003
3.10%, 01/09/23	1,051	1,054,101
3.15%, 09/07/22	456	458,547
3.38%, 03/11/24	220	222,914
3.45%, 05/15/24 (Call 02/13/24)	505	512,560
4.13%, 10/09/42	1,466	1,404,906
4.38%, 09/16/20	500	508,607
4.50%, 03/11/44	1,202	1,214,724
4.63%, 01/07/21	260	265,871
4.65%, 10/17/21	934	967,356
5.30%, 02/11/21	900	924,167
5.88%, 01/14/38	1,303	1,504,530
6.15%, 08/07/37	471	557,103
6.88%, 01/10/39	654	833,178
Series A, 6.75%, 03/15/32	1,470	1,802,263
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	515	559,741
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	765	796,015
3.38%, 09/15/21 (Call 06/15/21)	100	102,429
3.50%, 03/01/24 (Call 12/01/23)	416	440,416
3.90%, 09/01/42 (Call 03/01/42)	1,040	1,240,513
4.88%, 09/15/41 (Call 03/15/41)	200	262,410

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	$575	$580,847
3.75%, 08/21/28 (Call 05/21/28)	125	135,636
5.75%, 06/15/43	100	132,906
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	810	849,189
3.55%, 11/01/24 (Call 08/01/24)	94	99,066
3.80%, 03/21/29 (Call 12/21/28)	800	870,244
4.50%, 03/21/49 (Call 09/21/48)	300	352,000
4.65%, 11/01/44 (Call 05/01/44)	315	365,789
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	535	560,554
3.25%, 06/14/29 (Call 03/14/29)(a)	355	372,875
3.30%, 11/21/24 (Call 08/21/24)	350	368,032
4.00%, 06/14/49 (Call 12/14/48)	310	343,373
4.10%, 03/01/47 (Call 09/01/46)(a)	400	451,979
4.20%, 11/21/34 (Call 05/21/34)	364	413,858
Series A, 6.25%, 05/15/38	400	549,068
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(b)	250	248,223
2.70%, 03/16/22(b)	325	330,357
2.90%, 05/27/22(a)(b)	1,860	1,904,323
3.25%, 05/27/25(a)(b)	750	790,619
3.30%, 09/15/46(b)	2,355	2,413,809
3.40%, 03/16/27(b)	250	268,630
4.40%, 05/27/45(a)(b)	375	453,953
6.13%, 08/17/26(b)	50	61,955
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	25	25,903
3.65%, 03/15/27 (Call 12/15/26)	50	52,732
3.88%, 03/01/25 (Call 12/01/24)	205	218,351
4.00%, 03/15/26 (Call 12/15/25)	164	176,160

		42,003,883

Media — 3.0%
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	649	654,084
2.90%, 06/01/23 (Call 05/01/23)	258	263,413
2.90%, 01/15/27 (Call 10/15/26)	250	251,001
3.38%, 03/01/22 (Call 12/01/21)(a)	570	585,542
3.38%, 02/15/28 (Call 11/15/27)	178	183,005
3.50%, 01/15/25 (Call 10/15/24)	671	699,474
3.70%, 08/15/24 (Call 05/15/24)	613	646,898
3.70%, 06/01/28 (Call 03/01/28)	125	132,422
4.00%, 01/15/26 (Call 10/15/25)	591	633,242
4.60%, 01/15/45 (Call 07/15/44)(a)	395	446,505
4.85%, 07/01/42 (Call 01/01/42)	464	533,001
4.90%, 08/15/44 (Call 02/15/44)	552	641,960
5.50%, 05/15/33	218	263,643
5.90%, 10/15/40 (Call 04/15/40)	25	31,715
7.88%, 07/30/30	445	629,907
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	675	697,583
4.20%, 03/15/28 (Call 12/15/27)	701	745,872
4.46%, 07/23/22 (Call 05/23/22)	1,490	1,572,343
4.50%, 02/01/24 (Call 01/01/24)	425	456,976
4.91%, 07/23/25 (Call 04/23/25)	2,914	3,219,982
5.05%, 03/30/29 (Call 12/30/28)	525	593,337
5.38%, 04/01/38 (Call 10/01/37)	250	281,896
5.38%, 05/01/47 (Call 11/01/46)(a)	660	732,717

Security	Par (000)	Value

Media (continued)
5.75%, 04/01/48 (Call 10/01/47)	$1,335	$1,554,496
6.38%, 10/23/35 (Call 04/23/35)	1,645	2,007,464
6.48%, 10/23/45 (Call 04/23/45)	1,755	2,169,389
6.83%, 10/23/55 (Call 04/23/55)	275	350,529
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	459	564,706
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	280	278,911
2.35%, 01/15/27 (Call 10/15/26)	1,071	1,075,884
2.75%, 03/01/23 (Call 02/01/23)(a)	975	1,001,500
2.85%, 01/15/23	703	723,031
3.00%, 02/01/24 (Call 01/01/24)	1,019	1,059,455
3.13%, 07/15/22	1,000	1,035,628
3.15%, 03/01/26 (Call 12/01/25)	1,075	1,133,760
3.15%, 02/15/28 (Call 11/15/27)	396	417,129
3.20%, 07/15/36 (Call 01/15/36)	384	398,733
3.30%, 02/01/27 (Call 11/01/26)	25	26,608
3.38%, 02/15/25 (Call 11/15/24)	352	372,645
3.38%, 08/15/25 (Call 05/15/25)	630	669,804
3.40%, 07/15/46 (Call 01/15/46)	828	861,292
3.45%, 10/01/21	600	618,147
3.55%, 05/01/28 (Call 02/01/28)	625	677,920
3.60%, 03/01/24	1,270	1,353,754
3.70%, 04/15/24 (Call 03/15/24)	620	663,891
3.90%, 03/01/38 (Call 09/01/37)	605	678,148
3.95%, 10/15/25 (Call 08/15/25)	630	690,540
3.97%, 11/01/47 (Call 05/01/47)	1,051	1,185,341
4.00%, 08/15/47 (Call 02/15/47)	1,550	1,750,200
4.00%, 03/01/48 (Call 09/01/47)(a)	1,114	1,261,580
4.00%, 11/01/49 (Call 05/01/49)	740	836,798
4.05%, 11/01/52 (Call 05/01/52)	1,040	1,189,596
4.15%, 10/15/28 (Call 07/15/28)	1,390	1,577,249
4.20%, 08/15/34 (Call 02/15/34)	1,101	1,294,085
4.25%, 10/15/30 (Call 07/15/30)	678	787,037
4.25%, 01/15/33	905	1,051,208
4.40%, 08/15/35 (Call 02/15/35)	495	583,167
4.60%, 10/15/38 (Call 04/15/38)	910	1,101,056
4.60%, 08/15/45 (Call 02/15/45)	971	1,171,715
4.65%, 07/15/42	1,194	1,456,440
4.70%, 10/15/48 (Call 04/15/48)	919	1,151,465
4.75%, 03/01/44	1,055	1,301,766
4.95%, 10/15/58 (Call 04/15/58)	1,185	1,543,469
5.65%, 06/15/35	425	566,142
6.40%, 05/15/38	325	467,951
6.45%, 03/15/37	675	967,666
6.50%, 11/15/35	405	573,979
6.55%, 07/01/39	50	73,098
6.95%, 08/15/37	600	893,373
7.05%, 03/15/33	325	472,550
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(b)	25	25,983
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	1,150	1,212,285
4.60%, 08/15/47 (Call 02/15/47)(b)	576	641,220
4.70%, 12/15/42(a)(b)	750	809,558
8.38%, 03/01/39(a)(b)	250	375,441
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	100	102,063
3.25%, 04/01/23	535	551,674
3.30%, 05/15/22	285	293,049
3.45%, 03/15/25 (Call 12/15/24)	295	304,426

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.50%, 06/15/22 (Call 04/15/22)	$276	$284,077
3.90%, 11/15/24 (Call 08/15/24)	660	698,177
3.95%, 03/20/28 (Call 12/20/27)	907	952,059
4.13%, 05/15/29 (Call 02/15/29)(a)	495	529,461
4.38%, 06/15/21	300	311,090
4.88%, 04/01/43	590	627,501
4.90%, 03/11/26 (Call 12/11/25)	430	476,465
4.95%, 05/15/42(a)	35	37,331
5.00%, 09/20/37 (Call 03/20/37)	410	452,188
5.20%, 09/20/47 (Call 03/20/47)	1,170	1,323,411
6.35%, 06/01/40	938	1,162,320
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(b)	190	203,671
4.71%, 01/25/29 (Call 10/25/28)(b)	1,100	1,273,150
5.48%, 01/25/39 (Call 07/25/38)(b)	400	500,708
5.58%, 01/25/49 (Call 07/25/48)(a)(b)	685	892,115
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	200	214,750
5.00%, 05/13/45 (Call 11/13/44)(a)	200	216,000
5.25%, 05/24/49 (Call 11/24/48)	600	664,560
6.13%, 01/31/46 (Call 07/31/45)(a)	400	493,500
6.63%, 03/18/25	315	368,944
6.63%, 01/15/40	125	158,203
Myriad International Holdings BV, 4.85%, 07/06/27 (Call 04/06/27)(a)(b)	225	256,275
NBCUniversal Media LLC
2.88%, 01/15/23	367	377,680
4.38%, 04/01/21	637	660,462
4.45%, 01/15/43	980	1,150,838
5.95%, 04/01/41	360	500,779
Sky Ltd., 3.75%, 09/16/24(a)(b)	490	526,802
TCI Communications Inc., 7.13%, 02/15/28(a)	350	463,943
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(a)	55	57,213
5.65%, 11/23/43 (Call 05/23/43)	380	452,106
5.85%, 04/15/40	149	182,360
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	1,660	1,702,204
4.13%, 02/15/21 (Call 11/15/20)	150	153,058
4.50%, 09/15/42 (Call 03/15/42)	778	772,077
5.50%, 09/01/41 (Call 03/01/41)	789	861,277
5.88%, 11/15/40 (Call 05/15/40)	290	330,029
6.55%, 05/01/37	635	768,605
6.75%, 06/15/39	1,068	1,313,229
7.30%, 07/01/38	505	647,627
Time Warner Entertainment Co. LP
8.38%, 03/15/23	624	740,826
8.38%, 07/15/33	585	820,583
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	465	459,544
2.15%, 09/17/20	420	420,919
2.35%, 12/01/22	547	554,037
2.45%, 03/04/22	650	661,927
2.55%, 02/15/22	380	386,796
2.75%, 08/16/21	400	405,786
2.95%, 06/15/27(a)	265	285,120
3.00%, 02/13/26	450	474,528
3.00%, 07/30/46	205	211,377
3.15%, 09/17/25	341	365,888
3.70%, 12/01/42	200	227,455

Security	Par (000)	Value

Media (continued)
4.13%, 06/01/44(a)	$700	$852,859
4.38%, 08/16/41	265	326,494
Series B, 7.00%, 03/01/32	175	262,337
Series E, 4.13%, 12/01/41	175	209,721
Viacom Inc.
3.88%, 12/15/21(a)	350	361,782
3.88%, 04/01/24 (Call 01/01/24)	330	348,561
4.25%, 09/01/23 (Call 06/01/23)	625	667,166
4.38%, 03/15/43	685	726,211
4.50%, 03/01/21	200	205,983
5.25%, 04/01/44 (Call 10/01/43)	386	451,959
5.85%, 09/01/43 (Call 03/01/43)	464	585,546
6.88%, 04/30/36	809	1,088,546
Walt Disney Co. (The)
3.00%, 09/15/22(b)	910	939,873
3.38%, 11/15/26 (Call 08/15/26)(b)	595	642,560
3.70%, 09/15/24 (Call 06/15/24)(b)	320	344,828
3.70%, 10/15/25 (Call 07/15/25)(b)	420	456,229
4.00%, 10/01/23(b)	338	361,612
4.50%, 02/15/21(b)	565	585,619
4.75%, 09/15/44 (Call 03/15/44)(a)(b)	550	721,444
4.75%, 11/15/46 (Call 05/15/46)(b)	350	459,396
5.40%, 10/01/43(b)	375	521,233
6.15%, 03/01/37(b)	820	1,175,547
6.15%, 02/15/41(a)(b)	937	1,383,033
6.20%, 12/15/34(b)	100	141,630
6.40%, 12/15/35(a)(b)	135	195,443
6.65%, 11/15/37(b)	828	1,251,912
6.90%, 08/15/39(b)	200	311,492
7.75%, 12/01/45(b)	175	308,203
7.85%, 03/01/39(b)	150	249,548
8.15%, 10/17/36(b)	100	163,990

		108,184,300

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)(a)	1,075	1,096,379
3.25%, 06/15/25 (Call 03/15/25)	1,130	1,190,389
3.90%, 01/15/43 (Call 07/15/42)	130	148,008
4.20%, 06/15/35 (Call 12/15/34)	125	141,898
4.38%, 06/15/45 (Call 12/15/44)	20	24,511
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	370	400,658
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	25	26,964

		3,028,807

Mining — 1.2%
Anglo American Capital PLC
4.50%, 03/15/28 (Call 12/15/27)(b)	675	717,472
4.75%, 04/10/27(a)(b)	625	675,675
4.88%, 05/14/25(a)(b)	1,210	1,311,505
Barrick Gold Corp.
3.85%, 04/01/22	635	661,736
5.25%, 04/01/42	538	669,665
6.45%, 10/15/35	255	333,434
Barrick North America Finance LLC
5.70%, 05/30/41	550	711,754
5.75%, 05/01/43	400	537,809
7.50%, 09/15/38(a)	270	378,056
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	268	356,064
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	565	577,818

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
3.25%, 11/21/21	$25	$25,661
3.85%, 09/30/23	350	375,924
4.13%, 02/24/42	875	1,037,512
5.00%, 09/30/43	1,101	1,454,612
6.25%, 10/19/75 (Call 10/19/20)(b)(d)	565	587,295
6.75%, 10/19/75 (Call 10/20/25)(b)(d)	700	819,840
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	1,200	1,285,125
4.38%, 02/05/49 (Call 08/05/48)(b)	1,575	1,823,063
4.50%, 09/16/25(b)	1,000	1,106,563
4.50%, 08/01/47 (Call 02/01/47)(b)	1,200	1,409,625
Glencore Canada Corp., 6.20%, 06/15/35	400	466,816
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	330	346,539
4.95%, 11/15/21(b)	925	969,277
5.55%, 10/25/42(b)	450	499,581
6.00%, 11/15/41(b)	575	663,211
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	500	503,850
3.88%, 10/27/27 (Call 07/27/27)(b)	270	275,373
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	500	516,800
4.13%, 05/30/23(b)	918	966,753
4.13%, 03/12/24 (Call 02/12/24)(b)	300	315,817
4.63%, 04/29/24(b)	350	370,685
4.88%, 03/12/29 (Call 12/12/28)(b)	775	837,326
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/21(b)	600	631,500
5.71%, 11/15/23(b)	1,150	1,276,500
6.53%, 11/15/28(b)	200	247,750
6.76%, 11/15/48(b)	600	793,502
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	200	209,500
5.13%, 09/01/21 (Call 06/01/21)	600	621,750
5.95%, 03/15/24 (Call 12/15/23)	435	483,546
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)	400	402,367
Newcrest Finance Pty Ltd.
4.20%, 10/01/22(b)	800	839,688
4.45%, 11/15/21(b)	450	468,379
Newmont Goldcorp Corp.
3.50%, 03/15/22 (Call 12/15/21)	480	492,696
3.70%, 03/15/23 (Call 12/15/22)	1,064	1,108,276
4.88%, 03/15/42 (Call 09/15/41)	770	927,027
5.45%, 06/09/44 (Call 12/09/43)	545	701,142
5.88%, 04/01/35	200	256,063
6.25%, 10/01/39	566	777,131
Rio Tinto Alcan Inc., 6.13%, 12/15/33	568	786,666
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	1,302	1,410,645
5.20%, 11/02/40	561	738,700
7.13%, 07/15/28	465	638,393
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	516	614,110
4.75%, 03/22/42 (Call 09/22/41)	149	188,735
Southern Copper Corp.
3.50%, 11/08/22	65	66,645
3.88%, 04/23/25	375	392,213
5.25%, 11/08/42	865	986,478
5.88%, 04/23/45	725	891,523
6.75%, 04/16/40	195	254,475

Security	Par (000)	Value

Mining (continued)
7.50%, 07/27/35	$600	$810,188
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	285	289,551
5.40%, 02/01/43 (Call 08/01/42)	325	344,166
6.00%, 08/15/40 (Call 02/15/40)	100	110,423
6.13%, 10/01/35	945	1,105,079
6.25%, 07/15/41 (Call 01/15/41)	425	479,500
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	100	106,240

		44,038,783

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	610	695,226

Oil &Gas — 6.3%
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	504	518,826
4.85%, 03/15/21 (Call 02/15/21)	371	383,524
5.55%, 03/15/26 (Call 12/15/25)	802	908,233
6.20%, 03/15/40	621	762,097
6.45%, 09/15/36	607	763,764
6.60%, 03/15/46 (Call 09/15/45)	716	947,394
7.95%, 06/15/39	125	174,044
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	453	461,350
3.63%, 02/01/21 (Call 11/01/20)	6	6,081
4.25%, 01/15/30 (Call 10/15/29)(a)	575	585,745
4.25%, 01/15/44 (Call 07/15/43)	695	630,660
4.38%, 10/15/28 (Call 07/15/28)(a)	160	164,127
4.75%, 04/15/43 (Call 10/15/42)	1,243	1,201,218
5.10%, 09/01/40 (Call 03/01/40)	510	515,786
5.25%, 02/01/42 (Call 08/01/41)	385	396,915
BG Energy Capital PLC, 4.00%, 10/15/21(a)(b)	1,250	1,295,978
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	670	671,881
2.52%, 09/19/22 (Call 08/19/22)	550	558,025
2.75%, 05/10/23	553	566,516
3.02%, 01/16/27 (Call 10/16/26)	408	425,401
3.12%, 05/04/26 (Call 02/04/26)	322	337,450
3.22%, 11/28/23 (Call 09/28/23)	748	780,036
3.22%, 04/14/24 (Call 02/14/24)	600	627,164
3.25%, 05/06/22	150	154,864
3.41%, 02/11/26 (Call 12/11/25)	250	266,280
3.59%, 04/14/27 (Call 01/14/27)	972	1,044,257
3.79%, 02/06/24 (Call 01/06/24)	50	53,453
3.80%, 09/21/25 (Call 07/21/25)	895	968,913
3.94%, 09/21/28 (Call 06/21/28)	300	335,087
4.23%, 11/06/28 (Call 08/06/28)	750	854,343
4.50%, 10/01/20	345	354,024
4.74%, 03/11/21	250	260,307
BP Capital Markets PLC
2.50%, 11/06/22	547	554,815
3.06%, 03/17/22	605	621,729
3.25%, 05/06/22	765	788,009
3.28%, 09/19/27 (Call 06/19/27)	226	239,487
3.51%, 03/17/25	1,075	1,146,119
3.54%, 11/04/24	325	346,803
3.56%, 11/01/21	755	778,595
3.72%, 11/28/28 (Call 08/28/28)	764	838,481
3.81%, 02/10/24	905	968,777
3.99%, 09/26/23	625	671,689

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Burlington Resources LLC
5.95%, 10/15/36	$305	$417,828
7.20%, 08/15/31	200	287,379
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	455	462,061
3.45%, 11/15/21 (Call 08/15/21)	890	908,842
3.80%, 04/15/24 (Call 01/15/24)(a)	1,015	1,068,623
3.85%, 06/01/27 (Call 03/01/27)	598	634,571
3.90%, 02/01/25 (Call 11/01/24)	704	741,911
4.95%, 06/01/47 (Call 12/01/46)(a)	333	397,952
6.25%, 03/15/38(a)	901	1,156,758
6.45%, 06/30/33	820	1,065,840
6.50%, 02/15/37	200	261,941
6.75%, 02/01/39	210	285,227
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)(a)	399	401,782
4.25%, 04/15/27 (Call 01/15/27)(a)	970	1,012,684
5.25%, 06/15/37 (Call 12/15/36)	690	748,881
5.40%, 06/15/47 (Call 12/15/46)	569	646,698
6.75%, 11/15/39	626	773,700
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)(a)	740	743,282
2.36%, 12/05/22 (Call 09/05/22)	1,618	1,646,362
2.41%, 03/03/22 (Call 01/03/22)	925	938,252
2.42%, 11/17/20 (Call 10/17/20)	775	779,625
2.50%, 03/03/22 (Call 02/03/22)	539	548,356
2.57%, 05/16/23 (Call 03/16/23)	81	83,200
2.90%, 03/03/24 (Call 01/03/24)	539	562,190
2.95%, 05/16/26 (Call 02/16/26)	1,053	1,113,480
3.19%, 06/24/23 (Call 03/24/23)	746	780,995
3.33%, 11/17/25 (Call 08/17/25)	495	534,150
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	245	250,631
4.38%, 06/01/24 (Call 03/01/24)	795	838,226
4.38%, 03/15/29 (Call 12/15/28)	95	100,958
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	500	644,085
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	915	949,598
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	845	864,012
4.25%, 05/09/43	100	118,281
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(a)	250	294,531
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,550	1,629,922
4.38%, 05/02/28(a)	1,500	1,686,094
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	600	645,750
4.88%, 04/30/44	460	590,956
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	1,000	1,034,375
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	388	403,782
4.30%, 08/15/28 (Call 05/15/28)(a)	350	380,863
4.38%, 01/15/25 (Call 01/15/20)	330	342,324
4.85%, 08/15/48 (Call 02/15/48)	535	621,509
4.88%, 10/01/47 (Call 04/01/47)	312	362,313
Conoco Funding Co., 7.25%, 10/15/31	355	512,575
ConocoPhillips
5.90%, 10/15/32	855	1,145,848
5.90%, 05/15/38	449	621,317
6.50%, 02/01/39	717	1,053,095

Security	Par (000)	Value

Oil &Gas (continued)
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	$85	$90,048
4.30%, 11/15/44 (Call 05/15/44)	50	59,044
4.95%, 03/15/26 (Call 12/15/25)	1,067	1,238,805
5.95%, 03/15/46 (Call 09/15/45)	738	1,068,255
ConocoPhillips Holding Co., 6.95%, 04/15/29	670	922,939
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	525	532,484
4.38%, 01/15/28 (Call 10/15/27)	545	558,850
4.50%, 04/15/23 (Call 01/15/23)	61	63,158
4.90%, 06/01/44 (Call 12/01/43)	65	65,309
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	371	411,894
5.00%, 06/15/45 (Call 12/15/44)	537	631,248
5.60%, 07/15/41 (Call 01/15/41)	710	874,597
5.85%, 12/15/25 (Call 09/15/25)(a)	39	46,709
Ecopetrol SA
4.13%, 01/16/25(a)	825	864,703
5.38%, 06/26/26 (Call 03/26/26)(a)	905	1,013,317
5.88%, 09/18/23	1,165	1,299,441
5.88%, 05/28/45	800	942,500
7.38%, 09/18/43	770	1,035,169
Empresa Nacional del Petroleo
3.75%, 08/05/26(b)	450	470,644
4.50%, 09/14/47 (Call 03/14/47)(a)(b)	425	461,324
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	830	850,570
6.50%, 08/15/34	896	1,094,176
6.50%, 02/01/38(a)	215	261,862
7.38%, 11/01/31	325	414,811
8.13%, 09/15/30	250	339,305
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	205	224,970
Series X-R, 4.00%, 09/12/23(b)	600	633,558
Series X-R, 4.75%, 09/12/28(a)(b)	1,000	1,132,772
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	348	355,600
3.15%, 04/01/25 (Call 01/01/25)(a)	250	263,262
3.90%, 04/01/35 (Call 10/01/34)	336	377,582
4.10%, 02/01/21	520	535,019
4.15%, 01/15/26 (Call 10/15/25)(a)	210	234,298
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	335	333,188
3.00%, 10/01/22 (Call 09/01/22)	515	493,055
3.90%, 10/01/27 (Call 07/01/27)(a)	455	397,435
4.88%, 11/15/21(a)	499	513,777
Equinor ASA
2.45%, 01/17/23	1,219	1,238,173
2.65%, 01/15/24	735	755,553
2.75%, 11/10/21	250	254,043
2.90%, 11/08/20	150	151,634
3.15%, 01/23/22	967	995,083
3.25%, 11/10/24	425	450,715
3.63%, 09/10/28 (Call 06/10/28)(a)	500	552,113
3.70%, 03/01/24(a)	740	794,816
3.95%, 05/15/43	445	512,989
4.25%, 11/23/41	390	465,744
4.80%, 11/08/43	305	394,756
5.10%, 08/17/40	425	558,330
7.25%, 09/23/27	250	338,109

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
1.90%, 08/16/22(a)	$135	$135,858
2.02%, 08/16/24 (Call 07/16/24)	500	504,156
2.22%, 03/01/21 (Call 02/01/21)	1,425	1,433,671
2.40%, 03/06/22 (Call 01/06/22)	851	865,048
2.44%, 08/16/29 (Call 05/16/29)(a)	1,500	1,534,735
2.71%, 03/06/25 (Call 12/06/24)	370	384,080
2.73%, 03/01/23 (Call 01/01/23)	895	922,587
3.00%, 08/16/39 (Call 02/16/39)	1,250	1,285,446
3.04%, 03/01/26 (Call 12/01/25)(a)	1,195	1,268,765
3.10%, 08/16/49 (Call 02/16/49)	350	362,676
3.18%, 03/15/24 (Call 12/15/23)	450	474,658
3.57%, 03/06/45 (Call 09/06/44)	319	355,110
4.11%, 03/01/46 (Call 09/01/45)	1,352	1,640,530
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(b)	1,000	1,058,750
4.95%, 02/06/28(b)	1,000	1,085,000
7.29%, 08/16/37(b)	1,000	1,301,250
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	315	321,758
4.30%, 04/01/27 (Call 01/01/27)	435	455,364
5.60%, 02/15/41	557	619,325
5.80%, 04/01/47 (Call 10/01/46)	430	497,211
6.00%, 01/15/40	395	448,734
7.13%, 03/15/33	82	102,941
7.30%, 08/15/31	669	833,309
7.88%, 10/01/29	175	222,672
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	410	456,217
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	319,910
4.00%, 04/15/24 (Call 01/15/24)	325	344,135
4.40%, 04/15/29 (Call 01/15/29)	835	885,287
6.80%, 09/15/37	50	65,080
KazMunayGas National Co. JSC
5.38%, 04/24/30(b)	250	289,688
6.38%, 10/24/48(b)	850	1,073,391
Kerr-McGee Corp.
6.95%, 07/01/24	435	514,407
7.88%, 09/15/31	175	241,165
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	431	434,938
3.85%, 06/01/25 (Call 03/01/25)	920	957,266
4.40%, 07/15/27 (Call 04/15/27)	392	422,115
5.20%, 06/01/45 (Call 12/01/44)(a)	364	413,702
6.60%, 10/01/37	533	670,156
6.80%, 03/15/32	525	661,983
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	245	247,928
3.63%, 09/15/24 (Call 06/15/24)	75	78,719
3.80%, 04/01/28 (Call 01/01/28)	250	259,278
4.50%, 04/01/48 (Call 10/01/47)	230	244,774
4.75%, 12/15/23 (Call 10/15/23)	425	463,050
4.75%, 09/15/44 (Call 03/15/44)	410	441,826
5.00%, 09/15/54 (Call 03/15/54)	934	1,003,367
5.13%, 03/01/21	389	404,779
5.13%, 12/15/26 (Call 09/15/26)	575	643,879
5.38%, 10/01/22 (Call 09/30/19)(a)	50	50,581
6.50%, 03/01/41 (Call 09/01/40)	195	247,988
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	250	309,177

Security	Par (000)	Value

Oil & Gas (continued)
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)(a)	$490	$538,330
5.63%, 07/01/24(a)	400	440,031
5.75%, 01/30/22	530	566,359
Nexen Inc.
5.88%, 03/10/35	460	610,362
6.40%, 05/15/37	462	660,804
7.50%, 07/30/39	942	1,528,689
7.88%, 03/15/32	150	225,469
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	450	469,301
3.90%, 11/15/24 (Call 08/15/24)	155	162,423
4.15%, 12/15/21 (Call 09/15/21)	720	743,512
4.95%, 08/15/47 (Call 02/15/47)(a)	345	383,694
5.05%, 11/15/44 (Call 05/15/44)	420	466,683
5.25%, 11/15/43 (Call 05/15/43)	205	232,328
6.00%, 03/01/41 (Call 09/01/40)	720	853,304
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	410	411,793
2.70%, 02/15/23 (Call 11/15/22)	1,357	1,360,399
3.00%, 02/15/27 (Call 11/15/26)	565	560,072
3.13%, 02/15/22 (Call 11/15/21)	587	595,714
3.20%, 08/15/26 (Call 06/15/26)	500	505,309
3.40%, 04/15/26 (Call 01/15/26)	880	893,728
3.50%, 06/15/25 (Call 03/15/25)	515	529,638
3.50%, 08/15/29 (Call 05/15/29)	1,225	1,247,538
4.10%, 02/15/47 (Call 08/15/46)	348	345,469
4.20%, 03/15/48 (Call 09/15/47)	225	227,034
4.30%, 08/15/39 (Call 02/15/39)	750	786,028
4.40%, 04/15/46 (Call 10/15/45)	606	618,636
4.63%, 06/15/45 (Call 12/15/44)	840	887,187
Pertamina Persero PT
4.30%, 05/20/23(b)	1,000	1,053,437
5.63%, 05/20/43(b)	600	719,250
6.45%, 05/30/44(b)	1,000	1,319,375
6.50%, 05/27/41(b)	1,000	1,302,812
Petroleos del Peru SA, 4.75%, 06/19/32(b)	1,300	1,465,750
Petroleos Mexicanos
3.50%, 01/30/23(a)	465	451,748
4.25%, 01/15/25	450	429,953
4.50%, 01/23/26	550	520,300
4.63%, 09/21/23(a)	2,300	2,305,391
4.88%, 01/24/22	510	518,288
4.88%, 01/18/24(a)	530	532,120
5.35%, 02/12/28	2,156	2,041,732
5.38%, 03/13/22	885	904,912
5.50%, 01/21/21	1,450	1,480,406
5.50%, 06/27/44	548	467,828
5.63%, 01/23/46	1,115	956,324
6.35%, 02/12/48	2,170	1,994,772
6.38%, 02/04/21	440	452,320
6.38%, 01/23/45	2,500	2,304,297
6.50%, 03/13/27(b)	25	25,534
6.50%, 03/13/27	3,005	3,069,138
6.50%, 01/23/29(a)	50	50,469
6.50%, 06/02/41	1,025	953,557
6.63%, 06/15/35(a)	1,585	1,545,375
6.63%, 06/15/38	50	46,672
6.75%, 09/21/47	1,740	1,653,000
6.88%, 08/04/26(a)	2,075	2,175,637

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Petronas Capital Ltd.
3.13%, 03/18/22(b)	$550	$560,828
3.50%, 03/18/25(b)	1,225	1,302,328
4.50%, 03/18/45(b)	1,000	1,279,375
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	835	907,511
4.30%, 04/01/22	1,018	1,075,955
4.65%, 11/15/34 (Call 05/15/34)	839	973,107
4.88%, 11/15/44 (Call 05/15/44)(a)	988	1,183,042
5.88%, 05/01/42	458	606,519
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	324	328,752
3.95%, 07/15/22 (Call 04/15/22)	633	660,981
4.45%, 01/15/26 (Call 10/15/25)	100	110,036
Reliance Industries Ltd., 4.13%, 01/28/25(b)	500	534,531
Saudi Arabian Oil Co.
3.50%, 04/16/29(b)	1,400	1,493,800
4.25%, 04/16/39(b)	1,580	1,789,350
4.38%, 04/16/49(b)	1,800	2,050,652
Shell International Finance BV
1.75%, 09/12/21(a)	720	718,840
1.88%, 05/10/21	861	861,240
2.25%, 11/10/20	620	622,924
2.25%, 01/06/23	800	811,001
2.38%, 08/21/22	505	513,453
2.50%, 09/12/26	755	776,683
2.88%, 05/10/26(a)	1,050	1,099,952
3.25%, 05/11/25	1,015	1,078,879
3.40%, 08/12/23	386	408,236
3.50%, 11/13/23 (Call 10/13/23)(a)	830	883,136
3.75%, 09/12/46	689	784,922
3.88%, 11/13/28 (Call 08/13/28)	52	59,003
4.00%, 05/10/46	1,210	1,421,309
4.13%, 05/11/35	930	1,085,914
4.38%, 05/11/45	1,404	1,719,546
4.55%, 08/12/43	680	842,571
5.50%, 03/25/40	780	1,058,395
6.38%, 12/15/38	1,379	2,040,621
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	1,000	1,024,687
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)(b)	200	217,188
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	765	797,034
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(b)	400	397,625
2.75%, 05/03/21(b)	250	251,406
2.75%, 09/29/26(b)	500	505,313
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	2,000	2,010,000
3.00%, 04/12/22(b)	1,675	1,702,742
3.63%, 04/12/27(b)	1,000	1,064,634
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/49 (Call 02/08/49)(b)	1,000	1,087,085
3.75%, 09/12/23(b)	500	526,562
4.13%, 09/12/25(b)	500	545,937
4.25%, 09/12/28(a)(b)	1,125	1,259,648
4.60%, 09/12/48(b)	1,200	1,521,000
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	784	826,370
4.00%, 11/15/47 (Call 05/15/47)(a)	895	985,481

Security	Par (000)	Value

Oil & Gas (continued)
5.95%, 12/01/34	$85	$111,982
5.95%, 05/15/35	190	247,391
6.50%, 06/15/38	685	963,264
6.80%, 05/15/38	395	564,168
6.85%, 06/01/39	587	852,679
9.25%, 10/15/21	75	85,556
Total Capital Canada Ltd., 2.75%, 07/15/23	125	128,892
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	500	510,305
2.70%, 01/25/23	935	957,488
2.75%, 06/19/21	750	760,094
2.88%, 02/17/22	390	399,319
3.46%, 02/19/29 (Call 11/19/28)	250	274,174
3.46%, 07/12/49 (Call 01/12/49)(a)	525	566,349
3.70%, 01/15/24	352	375,258
3.75%, 04/10/24(a)	535	575,786
Total Capital SA
3.88%, 10/11/28	479	541,456
4.25%, 12/15/21	500	525,530
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	657	679,992
3.65%, 03/15/25	425	448,344
4.00%, 04/01/29 (Call 01/01/29)	625	666,736
4.35%, 06/01/28 (Call 03/01/28)	737	802,134
4.90%, 03/15/45	450	517,501
6.63%, 06/15/37	676	893,157
7.50%, 04/15/32	510	706,710
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	165	171,417
4.50%, 03/04/29 (Call 12/04/28)(b)	1,500	1,648,187
XTO Energy Inc., 6.75%, 08/01/37	120	178,740

		226,956,962

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)(a)	965	978,088
5.13%, 09/15/40(a)	735	828,601
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	285	289,781
3.34%, 12/15/27 (Call 09/15/27)	350	358,908
4.08%, 12/15/47 (Call 06/15/47)	640	626,229
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	267	272,985
3.50%, 08/01/23 (Call 05/01/23)	969	1,009,451
3.80%, 11/15/25 (Call 08/15/25)(a)	1,195	1,266,698
4.50%, 11/15/41 (Call 05/15/41)(a)	240	250,745
4.75%, 08/01/43 (Call 02/01/43)	414	443,791
4.85%, 11/15/35 (Call 05/15/35)	720	812,367
5.00%, 11/15/45 (Call 05/15/45)	1,333	1,492,358
6.70%, 09/15/38	150	201,750
7.45%, 09/15/39	369	521,103
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	561	561,295
3.95%, 12/01/42 (Call 06/01/42)	722	647,553
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(a)	601	597,147
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(a)(b)	750	765,119

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	$810	$856,424
3.90%, 05/17/28 (Call 02/17/28)(b)	1,000	1,063,526
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)(a)(b)	575	586,213
3.65%, 12/01/23 (Call 09/01/23)	510	539,096

		14,969,228

Packaging & Containers — 0.2%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(b)	50	51,744
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	140	147,067
4.50%, 11/01/23 (Call 08/01/23)	900	969,109
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	132	166,010
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)(a)	100	105,032
4.90%, 03/01/22(a)	70	74,241
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	335	341,674
3.38%, 09/15/27 (Call 06/15/27)	475	487,605
3.75%, 03/15/25 (Call 01/15/25)	570	601,945
3.90%, 06/01/28 (Call 03/01/28)	250	265,295
4.00%, 03/15/28 (Call 12/15/27)	75	79,981
4.20%, 06/01/32 (Call 03/01/32)(a)	1,235	1,369,025
4.65%, 03/15/26 (Call 01/15/26)(a)	465	513,912
4.90%, 03/15/29 (Call 12/15/28)(a)	300	342,612

		5,515,252

Pharmaceuticals — 5.4%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	1,255	1,259,029
2.85%, 05/14/23 (Call 03/14/23)	335	341,488
2.90%, 11/06/22	518	527,609
3.20%, 11/06/22 (Call 09/06/22)(a)	1,230	1,260,807
3.20%, 05/14/26 (Call 02/14/26)	1,420	1,453,492
3.38%, 11/14/21(a)	670	687,112
3.60%, 05/14/25 (Call 02/14/25)	1,575	1,642,076
3.75%, 11/14/23 (Call 10/14/23)	989	1,042,942
4.25%, 11/14/28 (Call 08/14/28)	1,254	1,366,334
4.30%, 05/14/36 (Call 11/14/35)(a)	1,365	1,455,413
4.40%, 11/06/42	815	862,688
4.45%, 05/14/46 (Call 11/14/45)	1,295	1,370,085
4.50%, 05/14/35 (Call 11/14/34)	1,070	1,166,286
4.70%, 05/14/45 (Call 11/14/44)	1,125	1,224,348
4.88%, 11/14/48 (Call 05/14/48)(a)	900	1,011,650
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	478	488,909
4.63%, 10/01/42 (Call 04/01/42)	25	26,494
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	2,063	2,119,036
3.80%, 03/15/25 (Call 12/15/24)(a)	1,322	1,388,614
4.55%, 03/15/35 (Call 09/15/34)(a)	1,290	1,387,323
4.75%, 03/15/45 (Call 09/15/44)	366	399,368
4.85%, 06/15/44 (Call 12/15/43)	1,046	1,146,947
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)(a)	975	983,136
3.38%, 09/15/20(a)	500	505,046
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	900	946,695
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	350	362,563
3.40%, 05/15/24 (Call 02/15/24)	280	290,869

Security	Par (000)	Value

Pharmaceuticals (continued)
3.45%, 12/15/27 (Call 09/15/27)	$380	$395,764
3.50%, 11/15/21 (Call 08/15/21)	770	788,522
4.25%, 03/01/45 (Call 09/01/44)	130	136,082
4.30%, 12/15/47 (Call 06/15/47)(a)	150	159,756
AstraZeneca PLC
2.38%, 11/16/20	1,320	1,323,464
2.38%, 06/12/22 (Call 05/12/22)	125	125,992
3.13%, 06/12/27 (Call 03/12/27)(a)	225	236,632
3.38%, 11/16/25	659	698,766
3.50%, 08/17/23 (Call 07/17/23)	925	968,826
4.00%, 01/17/29 (Call 10/17/28)	975	1,097,004
4.00%, 09/18/42	906	1,017,785
4.38%, 11/16/45	481	571,711
4.38%, 08/17/48 (Call 02/17/48)(a)	605	732,722
6.45%, 09/15/37	1,134	1,625,667
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	75	77,253
3.50%, 06/25/21 (Call 05/25/21)(b)	1,340	1,368,330
3.88%, 12/15/23 (Call 11/15/23)(b)	1,610	1,691,960
3.95%, 04/15/45 (Call 10/15/44)(b)	25	24,243
4.20%, 07/15/34 (Call 01/15/34)(b)	377	384,297
4.25%, 12/15/25 (Call 10/15/25)(b)	650	700,446
4.38%, 12/15/28 (Call 09/15/28)(b)	1,480	1,615,958
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	906	938,119
4.65%, 11/15/43 (Call 05/15/43)(b)	10	10,005
4.70%, 07/15/64 (Call 01/15/64)(b)	581	577,167
4.88%, 06/25/48 (Call 12/25/47)(b)	1,225	1,376,759
Bayer U.S. Finance LLC, 3.00%, 10/08/21(b)	1,125	1,139,136
Bristol-Myers Squibb Co.
2.00%, 08/01/22	370	370,198
2.90%, 07/26/24 (Call 06/26/24)(b)	1,205	1,249,054
3.20%, 06/15/26 (Call 04/15/26)(b)	440	464,847
3.25%, 02/27/27	780	836,224
3.25%, 08/01/42	100	101,505
3.40%, 07/26/29 (Call 04/26/29)(b)	2,450	2,651,972
4.13%, 06/15/39 (Call 12/15/38)(b)	1,380	1,608,301
4.25%, 10/26/49 (Call 04/26/49)(b)	1,275	1,529,492
4.50%, 03/01/44 (Call 09/01/43)(a)	550	670,411
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	610	613,867
3.08%, 06/15/24 (Call 04/15/24)	955	968,080
3.20%, 06/15/22	325	331,798
3.41%, 06/15/27 (Call 03/15/27)	250	252,990
3.50%, 11/15/24 (Call 08/15/24)	375	385,440
3.75%, 09/15/25 (Call 06/15/25)	560	583,692
4.37%, 06/15/47 (Call 12/15/46)(a)	505	486,815
4.50%, 11/15/44 (Call 05/15/44)	395	378,284
4.60%, 03/15/43(a)	255	248,345
4.63%, 12/15/20	100	103,022
Cigna Corp.
3.40%, 09/17/21(a)	825	845,781
3.75%, 07/15/23 (Call 06/15/23)	1,410	1,482,103
4.13%, 11/15/25 (Call 09/15/25)	1,310	1,424,986
4.38%, 10/15/28 (Call 07/15/28)	1,490	1,665,650
4.80%, 08/15/38 (Call 02/15/38)	1,090	1,259,801
4.90%, 12/15/48 (Call 06/15/48)	1,390	1,644,241
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,160	1,160,896
2.75%, 12/01/22 (Call 09/01/22)	740	751,202
2.88%, 06/01/26 (Call 03/01/26)	489	492,702

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 08/15/29 (Call 05/15/29)	$275	$279,258
3.35%, 03/09/21	744	758,618
3.38%, 08/12/24 (Call 05/12/24)	810	841,318
3.50%, 07/20/22 (Call 05/20/22)	954	988,153
3.70%, 03/09/23 (Call 02/09/23)	2,406	2,514,574
3.88%, 07/20/25 (Call 04/20/25)	1,370	1,452,957
4.00%, 12/05/23 (Call 09/05/23)	1,345	1,429,509
4.10%, 03/25/25 (Call 01/25/25)	3,083	3,300,203
4.30%, 03/25/28 (Call 12/25/27)	3,735	4,072,865
4.75%, 12/01/22 (Call 09/01/22)	125	133,578
4.78%, 03/25/38 (Call 09/25/37)	2,778	3,107,683
4.88%, 07/20/35 (Call 01/20/35)(a)	125	142,707
5.05%, 03/25/48 (Call 09/25/47)	3,167	3,688,608
5.13%, 07/20/45 (Call 01/20/45)(a)	2,013	2,338,984
5.30%, 12/05/43 (Call 06/05/43)	505	595,044
6.13%, 09/15/39(a)	168	210,623
6.25%, 06/01/27(a)	100	119,963
Eli Lilly & Co.
2.35%, 05/15/22	175	177,518
2.75%, 06/01/25 (Call 03/01/25)	595	619,179
3.10%, 05/15/27 (Call 02/15/27)	600	641,115
3.38%, 03/15/29 (Call 12/15/28)	490	538,121
3.70%, 03/01/45 (Call 09/01/44)	689	766,500
3.88%, 03/15/39 (Call 09/15/38)(a)	875	1,017,490
3.95%, 05/15/47 (Call 11/15/46)	875	1,019,176
3.95%, 03/15/49 (Call 09/15/48)	310	363,148
4.15%, 03/15/59 (Call 09/15/58)	635	760,705
5.50%, 03/15/27(a)	250	305,883
5.95%, 11/15/37	70	98,975
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(b)	295	299,338
3.25%, 03/19/25 (Call 12/19/24)(a)(b)	410	427,135
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	513	524,671
3.05%, 11/30/22 (Call 10/31/22)	259	265,297
3.30%, 02/25/21 (Call 01/25/21)	468	474,708
3.40%, 03/01/27 (Call 12/01/26)	830	864,044
3.50%, 06/15/24 (Call 03/15/24)	606	635,028
3.90%, 02/15/22	924	962,999
4.50%, 02/25/26 (Call 11/27/25)	807	892,270
4.75%, 11/15/21	776	817,326
4.80%, 07/15/46 (Call 01/15/46)	1,106	1,274,270
6.13%, 11/15/41	487	628,645
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	653	673,561
3.38%, 05/15/23	1,375	1,441,232
3.63%, 05/15/25	710	763,520
3.88%, 05/15/28	1,500	1,679,534
4.20%, 03/18/43	75	89,500
5.38%, 04/15/34	50	65,936
6.38%, 05/15/38(a)	1,809	2,642,952
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,614	1,652,107
2.88%, 06/01/22 (Call 05/01/22)	950	971,456
3.13%, 05/14/21	275	279,944
3.38%, 06/01/29 (Call 03/01/29)	325	353,844
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	743	742,009
2.05%, 03/01/23 (Call 01/01/23)	335	338,575
2.25%, 03/03/22 (Call 02/03/22)	700	708,990

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 12/05/21	$95	$96,313
2.45%, 03/01/26 (Call 12/01/25)(a)	659	679,773
2.63%, 01/15/25 (Call 11/15/24)	414	429,574
2.90%, 01/15/28 (Call 10/15/27)	605	642,091
2.95%, 03/03/27 (Call 12/03/26)	205	217,599
3.38%, 12/05/23	275	292,904
3.40%, 01/15/38 (Call 07/15/37)(a)	1,055	1,154,476
3.50%, 01/15/48 (Call 07/15/47)(a)	612	690,677
3.55%, 03/01/36 (Call 09/01/35)	915	1,022,144
3.63%, 03/03/37 (Call 09/03/36)	567	638,348
3.70%, 03/01/46 (Call 09/01/45)	713	825,123
3.75%, 03/03/47 (Call 09/03/46)(a)	1,135	1,325,888
4.38%, 12/05/33 (Call 06/05/33)	1,023	1,241,306
4.50%, 09/01/40(a)	65	80,908
4.50%, 12/05/43 (Call 06/05/43)(a)	225	285,252
4.85%, 05/15/41	55	72,704
4.95%, 05/15/33	75	96,620
5.95%, 08/15/37	412	596,719
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	508	513,905
2.85%, 03/15/23 (Call 12/15/22)	745	757,681
3.80%, 03/15/24 (Call 12/15/23)(a)	627	658,685
3.95%, 02/16/28 (Call 11/16/27)(a)	715	763,475
4.75%, 05/30/29 (Call 02/28/29)	500	568,956
4.88%, 03/15/44 (Call 09/15/43)	25	28,082
Mead Johnson Nutrition Co.
3.00%, 11/15/20	410	415,158
4.60%, 06/01/44 (Call 12/01/43)(a)	576	734,662
Merck & Co. Inc.
2.35%, 02/10/22	1,499	1,521,038
2.40%, 09/15/22 (Call 06/15/22)	530	538,358
2.75%, 02/10/25 (Call 11/10/24)	815	848,258
2.80%, 05/18/23	956	990,453
3.40%, 03/07/29 (Call 12/07/28)	780	858,547
3.60%, 09/15/42 (Call 03/15/42)	655	737,624
3.70%, 02/10/45 (Call 08/10/44)	1,175	1,344,721
3.88%, 01/15/21 (Call 10/15/20)	700	715,860
4.00%, 03/07/49 (Call 09/07/48)(a)	875	1,059,733
4.15%, 05/18/43(a)	836	1,015,169
Mylan Inc.
3.13%, 01/15/23(b)	945	956,622
4.20%, 11/29/23 (Call 08/29/23)	275	289,174
4.55%, 04/15/28 (Call 01/15/28)(a)	750	807,213
5.40%, 11/29/43 (Call 05/29/43)	778	851,584
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	1,185	1,198,557
3.95%, 06/15/26 (Call 03/15/26)	852	885,293
5.25%, 06/15/46 (Call 12/15/45)	435	478,473
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	870	884,146
2.40%, 09/21/22	1,005	1,022,777
3.00%, 11/20/25 (Call 08/20/25)	650	688,796
3.10%, 05/17/27 (Call 02/17/27)(a)	1,285	1,382,459
3.40%, 05/06/24	966	1,030,869
4.00%, 11/20/45 (Call 05/20/45)	927	1,108,434
4.40%, 05/06/44	770	971,001
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	375	384,704
4.38%, 03/15/26 (Call 12/15/25)	440	452,822

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
1.95%, 06/03/21	$594	$595,710
2.20%, 12/15/21	716	722,272
2.75%, 06/03/26	889	926,908
2.80%, 03/11/22	505	518,009
2.95%, 03/15/24 (Call 02/15/24)	155	161,542
3.00%, 06/15/23	580	604,164
3.00%, 12/15/26	939	993,266
3.20%, 09/15/23 (Call 08/15/23)	225	236,227
3.40%, 05/15/24	619	660,757
3.60%, 09/15/28 (Call 06/15/28)	700	767,832
3.90%, 03/15/39 (Call 09/15/38)	420	482,494
4.00%, 12/15/36	770	894,501
4.00%, 03/15/49 (Call 09/15/48)(a)	285	335,405
4.10%, 09/15/38 (Call 03/15/38)	380	449,572
4.13%, 12/15/46	574	687,000
4.20%, 09/15/48 (Call 03/15/48)	145	175,204
4.30%, 06/15/43	281	338,702
4.40%, 05/15/44	702	854,828
5.80%, 08/12/23	450	515,596
7.20%, 03/15/39	1,071	1,703,736
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	946	994,434
3.63%, 06/19/28 (Call 03/19/28)	806	904,894
4.00%, 03/29/21	350	361,178
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	1,760	1,765,424
2.88%, 09/23/23 (Call 07/23/23)	1,025	1,047,991
3.20%, 09/23/26 (Call 06/23/26)	1,856	1,929,996
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)(b)	800	828,947
4.40%, 11/26/23 (Call 10/26/23)(b)	1,360	1,473,881
5.00%, 11/26/28 (Call 08/26/28)(b)	825	976,305
Wyeth LLC
5.95%, 04/01/37	1,464	2,041,493
6.00%, 02/15/36	715	1,004,051
6.45%, 02/01/24	600	710,479
6.50%, 02/01/34	852	1,226,602
7.25%, 03/01/23(a)	575	678,906
Zeneca Wilmington Inc., 7.00%, 11/15/23(a)	346	409,952
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	600	620,933
3.25%, 08/20/21	345	351,738
3.25%, 02/01/23 (Call 11/01/22)	406	419,877
3.90%, 08/20/28 (Call 05/20/28)	165	182,884
3.95%, 09/12/47 (Call 03/12/47)	374	417,477
4.45%, 08/20/48 (Call 02/20/48)(a)	555	662,597
4.50%, 11/13/25 (Call 08/13/25)	720	802,508
4.70%, 02/01/43 (Call 08/01/42)	377	458,676

		194,558,426

Pipelines — 3.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)(b)	1,000	1,238,750
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	275	282,452
4.25%, 12/01/27 (Call 09/01/27)	240	253,918
5.20%, 12/01/47 (Call 06/01/47)	642	692,189
5.25%, 01/15/25 (Call 01/15/21)	150	157,723
6.25%, 10/15/22 (Call 09/16/19)	75	76,500
6.38%, 05/01/24 (Call 09/16/19)	250	262,125

Security	Par (000)	Value

Pipelines (continued)
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	$350	$373,771
4.25%, 07/15/27 (Call 04/15/27)(b)	650	701,636
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	50	50,639
4.45%, 07/15/27 (Call 04/15/27)(a)	525	546,312
4.80%, 05/03/29 (Call 02/03/29)	325	342,992
4.95%, 12/15/24 (Call 09/15/24)	735	790,146
5.95%, 06/01/26 (Call 03/01/26)	145	163,881
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	540	480,637
4.13%, 12/01/27 (Call 09/01/27)(a)	125	109,822
4.15%, 07/01/23 (Call 04/01/23)	415	414,329
4.88%, 02/01/21 (Call 11/01/20)	150	153,219
5.60%, 10/15/44 (Call 04/15/44)	135	114,274
5.85%, 11/15/43 (Call 05/15/43)	275	236,790
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	25	26,564
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	384	416,589
5.80%, 06/01/45 (Call 12/01/44)	530	668,807
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	375	427,220
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	350	359,844
4.40%, 03/15/27 (Call 12/15/26)	395	404,180
4.95%, 05/15/28 (Call 02/15/28)	465	493,473
5.00%, 05/15/44 (Call 11/15/43)	225	224,280
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	185,680
5.88%, 10/15/25 (Call 07/15/25)	600	700,600
7.38%, 10/15/45 (Call 04/15/45)	460	689,845
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	1,000	1,019,332
3.50%, 06/10/24 (Call 03/10/24)	304	318,374
3.70%, 07/15/27 (Call 04/15/27)	758	810,956
4.00%, 10/01/23 (Call 07/01/23)	740	783,249
4.25%, 12/01/26 (Call 09/01/26)	765	847,736
4.50%, 06/10/44 (Call 12/10/43)	560	615,868
5.50%, 12/01/46 (Call 06/01/46)(a)	550	711,933
5.50%, 07/15/77 (Call 07/15/27)(d)	300	300,855
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	725	745,831
4.05%, 03/15/25 (Call 12/15/24)	892	939,163
4.15%, 10/01/20 (Call 08/01/20)	450	456,762
4.25%, 03/15/23 (Call 12/15/22)	750	787,637
4.50%, 04/15/24 (Call 03/15/24)	220	235,834
4.65%, 06/01/21 (Call 03/01/21)	652	676,847
4.75%, 01/15/26 (Call 10/15/25)	815	890,975
4.90%, 02/01/24 (Call 11/01/23)	50	54,099
4.90%, 03/15/35 (Call 09/15/34)	393	411,325
4.95%, 06/15/28 (Call 03/15/28)	308	344,453
5.15%, 02/01/43 (Call 08/01/42)	530	556,413
5.15%, 03/15/45 (Call 09/15/44)	445	472,678
5.20%, 02/01/22 (Call 11/01/21)	855	906,958
5.25%, 04/15/29 (Call 01/15/29)	485	555,031
5.30%, 04/15/47 (Call 10/15/46)	436	473,822
5.50%, 06/01/27 (Call 03/01/27)(a)	80	91,927
5.95%, 10/01/43 (Call 04/01/43)	210	242,660
6.05%, 06/01/41 (Call 12/01/40)	491	564,128
6.13%, 12/15/45 (Call 06/15/45)	735	873,870

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.25%, 04/15/49 (Call 10/15/48)	$880	$1,088,498
6.50%, 02/01/42 (Call 08/01/41)	731	887,907
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	215	250,337
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	111	132,340
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,000	1,062,859
5.00%, 10/01/22 (Call 07/01/22)	665	707,820
5.88%, 03/01/22 (Call 12/01/21)	895	960,490
Enterprise Products Operating LLC
2.80%, 02/15/21	545	550,230
2.85%, 04/15/21 (Call 03/15/21)	341	344,819
3.13%, 07/31/29 (Call 04/30/29)	1,255	1,300,417
3.35%, 03/15/23 (Call 12/15/22)	890	924,051
3.50%, 02/01/22	200	206,799
3.70%, 02/15/26 (Call 11/15/25)	200	214,884
3.75%, 02/15/25 (Call 11/15/24)	1,058	1,134,159
3.90%, 02/15/24 (Call 11/15/23)	290	310,171
3.95%, 02/15/27 (Call 11/15/26)	710	775,228
4.05%, 02/15/22	869	908,982
4.15%, 10/16/28 (Call 07/16/28)	200	222,472
4.25%, 02/15/48 (Call 08/15/47)	870	945,584
4.45%, 02/15/43 (Call 08/15/42)	678	744,797
4.80%, 02/01/49 (Call 08/01/48)	740	872,014
4.85%, 08/15/42 (Call 02/15/42)	516	593,614
4.85%, 03/15/44 (Call 09/15/43)	856	996,485
4.90%, 05/15/46 (Call 11/15/45)	546	645,714
5.10%, 02/15/45 (Call 08/15/44)	949	1,135,960
5.20%, 09/01/20	280	288,020
5.38%, 02/15/78 (Call 02/15/28)(d)	500	487,200
5.70%, 02/15/42	30	37,956
5.95%, 02/01/41	862	1,114,863
6.13%, 10/15/39	85	110,299
6.45%, 09/01/40	260	351,543
7.55%, 04/15/38	250	363,035
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)(d)	425	406,088
Series D, 6.88%, 03/01/33	290	402,027
Series J, 5.75%, 03/01/35	116	137,861
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	375	369,814
4.13%, 12/01/26 (Call 09/01/26)	25	23,855
4.75%, 07/15/23 (Call 06/15/23)	665	670,364
5.50%, 07/15/28 (Call 04/15/28)	585	592,488
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	560	548,428
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/15/22)	550	564,243
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	530	549,242
3.50%, 03/01/21 (Call 01/01/21)	300	304,578
3.50%, 09/01/23 (Call 06/01/23)	760	789,755
3.95%, 09/01/22 (Call 06/01/22)	570	594,792
4.15%, 03/01/22	200	208,927
4.15%, 02/01/24 (Call 11/01/23)	415	441,612
4.25%, 09/01/24 (Call 06/01/24)	204	219,835
4.30%, 05/01/24 (Call 02/01/24)	160	171,798
4.70%, 11/01/42 (Call 05/01/42)	25	27,003
5.00%, 10/01/21 (Call 07/01/21)	420	439,505
5.00%, 08/15/42 (Call 02/15/42)	250	273,432
5.00%, 03/01/43 (Call 09/01/42)	175	192,721
5.30%, 09/15/20	480	494,165

Security	Par (000)	Value

Pipelines (continued)
5.40%, 09/01/44 (Call 03/01/44)	$805	$928,754
5.50%, 03/01/44 (Call 09/01/43)	662	781,287
5.80%, 03/01/21	75	78,739
5.80%, 03/15/35	200	237,433
6.50%, 02/01/37	119	148,069
6.50%, 09/01/39	230	294,862
6.55%, 09/15/40	410	521,055
6.95%, 01/15/38	460	610,699
7.30%, 08/15/33	245	332,140
7.40%, 03/15/31	25	32,642
7.50%, 11/15/40	449	628,382
7.75%, 03/15/32	485	662,441
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	155	159,277
4.30%, 06/01/25 (Call 03/01/25)	1,150	1,247,987
4.30%, 03/01/28 (Call 12/01/27)	825	903,640
5.05%, 02/15/46 (Call 08/15/45)	585	657,628
5.20%, 03/01/48 (Call 09/01/47)	325	383,297
5.30%, 12/01/34 (Call 06/01/34)	707	823,281
5.55%, 06/01/45 (Call 12/01/44)	969	1,162,416
5.63%, 11/15/23 (Call 08/15/23)(b)	550	613,844
7.75%, 01/15/32	441	619,606
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	90	94,024
4.20%, 03/15/45 (Call 09/15/44)	200	210,729
4.20%, 10/03/47 (Call 04/03/47)	75	80,308
4.25%, 02/01/21	180	184,973
4.85%, 02/01/49 (Call 08/01/48)	535	630,403
5.00%, 03/01/26 (Call 12/01/25)	370	419,837
5.15%, 10/15/43 (Call 04/15/43)	265	317,948
6.40%, 05/01/37	11	14,477
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	300	308,501
3.90%, 04/01/24 (Call 03/01/24)(b)	1,000	1,051,415
4.63%, 04/01/29 (Call 01/01/29)(b)	500	552,371
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	235	247,254
4.00%, 03/15/28 (Call 12/15/27)	795	833,429
4.13%, 03/01/27 (Call 12/01/26)	665	700,836
4.50%, 07/15/23 (Call 04/15/23)	615	656,184
4.50%, 04/15/38 (Call 10/15/37)	825	850,781
4.70%, 04/15/48 (Call 10/15/47)	375	385,981
4.80%, 02/15/29 (Call 11/15/28)	485	539,339
4.88%, 12/01/24 (Call 09/01/24)	375	411,258
4.88%, 06/01/25 (Call 03/01/25)(a)	996	1,099,488
4.90%, 04/15/58 (Call 10/15/57)	125	126,927
5.20%, 03/01/47 (Call 09/01/46)	845	919,981
5.50%, 02/15/49 (Call 08/15/48)	865	991,113
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	460	490,412
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)(a)	110	110,786
3.40%, 09/01/29 (Call 06/01/29)	250	250,958
4.00%, 07/13/27 (Call 04/13/27)	255	268,182
4.25%, 02/01/22 (Call 11/01/21)	150	155,859
4.35%, 03/15/29 (Call 12/15/28)(a)	630	681,671
4.45%, 09/01/49 (Call 03/01/49)	250	254,045
4.55%, 07/15/28 (Call 04/15/28)	225	245,663
4.95%, 07/13/47 (Call 01/06/47)	435	469,714
5.20%, 07/15/48 (Call 01/15/48)	980	1,103,041
7.50%, 09/01/23 (Call 06/01/23)	575	676,197

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	$425	$435,730
4.90%, 03/15/25 (Call 12/15/24)	518	566,259
5.00%, 09/15/23 (Call 06/15/23)	360	391,893
6.13%, 02/01/41 (Call 08/01/40)	350	426,478
6.20%, 09/15/43 (Call 03/15/43)	140	174,240
6.65%, 10/01/36	125	157,929
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	325	339,484
3.75%, 03/01/28 (Call 12/01/27)	621	648,496
4.90%, 10/01/46 (Call 04/01/46)	450	510,965
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	525	527,391
3.60%, 11/01/24 (Call 08/01/24)	425	436,581
3.65%, 06/01/22 (Call 03/01/22)	475	488,193
3.85%, 10/15/23 (Call 07/15/23)	254	263,622
4.30%, 01/31/43 (Call 07/31/42)	450	426,277
4.50%, 12/15/26 (Call 09/15/26)	390	418,049
4.65%, 10/15/25 (Call 07/15/25)	565	605,790
4.70%, 06/15/44 (Call 12/15/43)	200	199,915
4.90%, 02/15/45 (Call 08/15/44)	294	301,769
5.00%, 02/01/21 (Call 11/01/20)	250	256,862
5.15%, 06/01/42 (Call 12/01/41)	395	411,416
6.65%, 01/15/37	125	150,621
Rockies Express Pipeline LLC
4.95%, 07/15/29 (Call 04/15/29)(b)	435	443,473
7.50%, 07/15/38(a)(b)	380	429,875
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	920	976,869
5.00%, 03/15/27 (Call 09/15/26)	980	1,082,121
5.63%, 04/15/23 (Call 01/15/23)	1,145	1,248,378
5.63%, 03/01/25 (Call 12/01/24)	1,220	1,369,913
5.75%, 05/15/24 (Call 02/15/24)	600	669,950
5.88%, 06/30/26 (Call 12/31/25)	625	718,295
6.25%, 03/15/22 (Call 12/15/21)	1,400	1,511,702
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	160	164,609
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	195	203,780
3.50%, 03/15/25 (Call 12/15/24)	210	219,816
4.50%, 03/15/45 (Call 09/15/44)	695	759,656
4.75%, 03/15/24 (Call 12/15/23)	817	894,919
5.95%, 09/25/43 (Call 03/25/43)	185	235,283
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	440	451,162
4.00%, 10/01/27 (Call 07/01/27)	1,056	1,108,707
4.40%, 04/01/21 (Call 03/01/21)	237	243,966
4.65%, 02/15/22	225	236,246
4.95%, 01/15/43 (Call 07/15/42)	137	138,118
5.30%, 04/01/44 (Call 10/01/43)(a)	225	240,800
5.35%, 05/15/45 (Call 11/15/44)	485	528,313
5.40%, 10/01/47 (Call 04/01/47)	1,035	1,153,983
5.95%, 12/01/25 (Call 09/01/25)	170	195,818
6.10%, 02/15/42	300	348,963
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	145	151,647
4.38%, 03/13/25 (Call 12/13/24)	430	457,608
4.65%, 06/15/21 (Call 03/15/21)	100	103,177

Security	Par (000)	Value

Pipelines (continued)
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	$75	$93,216
7.00%, 10/15/28	100	128,021
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(b)	550	592,560
7.00%, 07/15/32	225	307,252
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,235	1,245,352
3.75%, 10/16/23 (Call 07/16/23)	245	258,071
3.80%, 10/01/20	255	259,108
4.25%, 05/15/28 (Call 02/15/28)	835	931,131
4.63%, 03/01/34 (Call 12/01/33)	1,008	1,151,935
4.75%, 05/15/38 (Call 11/15/37)	400	458,535
4.88%, 01/15/26 (Call 10/15/25)	670	757,388
4.88%, 05/15/48 (Call 11/15/47)	405	481,569
5.00%, 10/16/43 (Call 04/16/43)	350	412,184
5.10%, 03/15/49 (Call 09/15/48)	320	390,764
5.85%, 03/15/36	185	234,890
6.10%, 06/01/40	605	802,164
6.20%, 10/15/37	524	686,436
7.25%, 08/15/38	200	286,763
7.63%, 01/15/39	731	1,090,677
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(a)(d)	700	694,750
5.63%, 05/20/75 (Call 05/20/25)(d)	200	205,500
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(d)	400	422,000
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	330	353,209
4.60%, 03/15/48 (Call 09/15/47)	300	340,853
7.85%, 02/01/26 (Call 11/01/25)	290	371,233
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	625	678,884
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	375	371,849
4.00%, 07/01/22 (Call 04/01/22)	680	692,807
4.50%, 03/01/28 (Call 12/01/27)	50	49,903
4.75%, 08/15/28 (Call 05/15/28)	440	445,546
5.30%, 03/01/48 (Call 09/01/47)	250	228,348
5.38%, 06/01/21 (Call 03/01/21)	85	87,888
5.45%, 04/01/44 (Call 10/01/43)	287	266,585
5.50%, 08/15/48 (Call 02/15/48)	341	318,428
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	755	774,020
3.60%, 03/15/22 (Call 01/15/22)	875	900,889
3.70%, 01/15/23 (Call 10/15/22)	740	767,612
3.75%, 06/15/27 (Call 03/15/27)	855	891,553
3.90%, 01/15/25 (Call 10/15/24)	490	515,618
4.00%, 09/15/25 (Call 06/15/25)	793	845,426
4.30%, 03/04/24 (Call 12/04/23)	850	907,153
4.50%, 11/15/23 (Call 08/15/23)	367	395,081
4.85%, 03/01/48 (Call 09/01/47)(a)	328	358,702
4.90%, 01/15/45 (Call 07/15/44)	175	191,116
5.10%, 09/15/45 (Call 03/15/45)	405	454,011
5.40%, 03/04/44 (Call 09/04/43)	158	183,100
5.75%, 06/24/44 (Call 12/24/43)	115	137,762
5.80%, 11/15/43 (Call 05/15/43)	265	316,454
6.30%, 04/15/40	1,057	1,332,516
7.88%, 09/01/21	500	552,096
8.75%, 03/15/32	575	838,603

		135,864,165

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(b)	$50	$53,925
4.87%, 02/15/29 (Call 11/15/28)(b)	545	607,675
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	375	446,184
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	500	531,462

		1,639,246

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	395	419,401
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	515	572,523
5.25%, 03/15/25 (Call 12/15/24)(a)	750	842,763
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26(b)	175	180,013
Ontario Teachers’ Cadillac Fairview Properties Trust, 4.13%, 02/01/29 (Call 11/01/28)(b)	750	848,618
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20(b)	1,000	1,026,250

		3,889,568

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	435	460,145
3.45%, 04/30/25 (Call 02/28/25)	25	26,304
3.95%, 01/15/28 (Call 10/15/27)	25	27,263
4.00%, 01/15/24 (Call 12/15/23)(a)	635	682,618
4.50%, 07/30/29 (Call 04/30/29)	425	487,802
4.85%, 04/15/49 (Call 10/15/48)	100	125,294
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (Call 05/15/26)	525	543,791
3.63%, 11/15/27 (Call 08/15/27)	25	26,494
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)(a)	240	260,654
4.90%, 02/15/29 (Call 11/15/28)(a)	240	275,027
American Tower Corp.
2.95%, 01/15/25 (Call 12/15/24)	475	487,735
3.00%, 06/15/23	245	251,454
3.13%, 01/15/27 (Call 10/15/26)	578	597,508
3.30%, 02/15/21 (Call 01/15/21)	870	883,649
3.38%, 05/15/24 (Call 04/15/24)	150	156,693
3.38%, 10/15/26 (Call 07/15/26)	858	898,003
3.45%, 09/15/21	602	616,694
3.50%, 01/31/23	1,041	1,081,723
3.55%, 07/15/27 (Call 04/15/27)	165	175,395
3.60%, 01/15/28 (Call 10/15/27)	425	450,485
3.95%, 03/15/29 (Call 12/15/28)(a)	628	684,546
4.00%, 06/01/25 (Call 03/01/25)	625	672,283
4.40%, 02/15/26 (Call 11/15/25)	375	410,351
4.70%, 03/15/22	285	302,726
5.00%, 02/15/24	521	578,344
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)(a)	585	602,155
2.90%, 10/15/26 (Call 07/15/26)(a)	25	25,991
2.95%, 09/15/22 (Call 06/15/22)	200	205,605
2.95%, 05/11/26 (Call 02/11/26)	447	465,600
3.20%, 01/15/28 (Call 10/15/27)	130	138,060
3.30%, 06/01/29 (Call 03/01/29)	155	166,702
3.50%, 11/15/24 (Call 08/15/24)(a)	200	213,587
3.90%, 10/15/46 (Call 04/15/46)	305	351,803
4.35%, 04/15/48 (Call 10/15/47)	215	266,869

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	$507	$515,060
2.90%, 03/15/30 (Call 12/15/29)	480	485,660
3.13%, 09/01/23 (Call 06/01/23)	335	347,561
3.40%, 06/21/29 (Call 03/21/29)	390	413,399
3.65%, 02/01/26 (Call 11/03/25)	872	928,393
3.80%, 02/01/24 (Call 11/01/23)	485	515,703
3.85%, 02/01/23 (Call 11/01/22)	555	585,440
4.13%, 05/15/21 (Call 02/15/21)	175	180,363
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	250	263,507
4.55%, 10/01/29 (Call 07/01/29)	44	48,101
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	440	459,598
3.85%, 02/01/25 (Call 11/01/24)	150	157,641
3.88%, 08/15/22 (Call 06/15/22)	470	490,444
3.90%, 03/15/27 (Call 12/15/26)(a)	760	800,888
4.13%, 06/15/26 (Call 03/15/26)(a)	75	79,930
4.13%, 05/15/29 (Call 02/15/29)	275	297,413
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	100	102,540
CC Holdings GS VLLC/Crown Castle GS III Corp., 3.85%, 04/15/23	842	887,579
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	385	394,881
4.15%, 04/01/25 (Call 01/01/25)	200	209,596
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)(a)	725	741,403
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	225	224,999
3.20%, 09/01/24 (Call 07/01/24)	375	388,022
3.65%, 09/01/27 (Call 06/01/27)	742	787,350
3.70%, 06/15/26 (Call 03/15/26)	1,257	1,335,842
4.00%, 11/15/49 (Call 05/15/49)	150	161,101
4.45%, 02/15/26 (Call 11/15/25)	535	590,646
4.75%, 05/15/47 (Call 11/15/46)(a)	350	413,786
4.88%, 04/15/22	527	562,249
5.20%, 02/15/49 (Call 08/15/48)	85	107,677
5.25%, 01/15/23	2,060	2,253,594
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	30	30,586
4.00%, 11/15/25 (Call 08/15/25)(a)	257	275,222
4.38%, 02/15/29 (Call 11/15/28)	350	387,388
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	375	396,024
3.63%, 10/01/22 (Call 07/03/22)	200	207,834
3.70%, 08/15/27 (Call 05/15/27)	835	889,716
3.95%, 07/01/22 (Call 05/01/22)	75	78,549
4.45%, 07/15/28 (Call 04/15/28)(a)	500	558,483
4.75%, 10/01/25 (Call 07/01/25)	250	277,333
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	200	210,974
3.63%, 04/15/23 (Call 01/15/23)	50	52,347
3.75%, 12/01/24 (Call 09/01/24)(a)	350	374,337
4.38%, 06/15/22 (Call 03/15/22)	763	805,935
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	425	428,685
4.50%, 04/01/25 (Call 01/01/25)(a)	260	276,187
4.75%, 12/15/26 (Call 09/15/26)(a)	500	542,208
4.95%, 04/15/28 (Call 01/15/28)	175	192,149

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 07/15/23 (Call 04/15/23)	$150	$162,341
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	205	205,240
2.85%, 11/01/26 (Call 08/01/26)	195	202,142
3.00%, 07/01/29 (Call 04/01/29)	570	596,902
3.25%, 08/01/27 (Call 05/01/27)(a)	125	133,494
3.50%, 03/01/28 (Call 12/01/27)	250	270,913
4.15%, 12/01/28 (Call 09/01/28)	745	847,020
4.50%, 07/01/44 (Call 01/01/44)	495	611,437
4.50%, 06/01/45 (Call 12/01/44)	555	685,473
4.63%, 12/15/21 (Call 09/15/21)	50	52,623
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	120	123,921
3.50%, 04/01/25 (Call 01/01/25)	175	184,135
3.63%, 08/15/22 (Call 05/15/22)	500	519,224
3.63%, 05/01/27 (Call 02/01/27)	350	375,612
3.88%, 05/01/24 (Call 02/01/24)	450	480,162
4.00%, 03/01/29 (Call 12/01/28)	175	193,518
4.50%, 03/15/48 (Call 09/15/47)	100	118,494
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	300	315,211
3.63%, 08/01/46 (Call 02/01/46)	385	408,787
4.50%, 12/01/44 (Call 06/01/44)	350	425,074
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21 (Call 01/15/21)	900	918,045
5.25%, 06/01/25 (Call 03/01/25)	576	633,300
5.30%, 01/15/29 (Call 10/15/28)	235	261,327
5.38%, 11/01/23 (Call 08/01/23)	400	433,424
5.38%, 04/15/26 (Call 01/15/26)	605	664,084
5.75%, 06/01/28 (Call 03/03/28)	680	772,766
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	100	104,865
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	250	256,993
3.25%, 07/15/26 (Call 05/15/26)	30	31,030
3.40%, 02/01/25 (Call 11/01/24)(a)	350	365,354
3.50%, 07/15/29 (Call 04/15/29)	80	84,486
3.88%, 08/15/24 (Call 05/17/24)	752	808,216
4.00%, 12/01/22 (Call 10/01/22)	271	286,103
4.00%, 06/01/25 (Call 03/01/25)	614	657,463
4.20%, 03/01/24 (Call 12/01/23)	400	432,587
4.25%, 11/15/23 (Call 08/15/23)	416	446,939
6.75%, 02/01/41 (Call 08/01/40)	65	94,091
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)(a)	180	189,439
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	125	131,712
Highwoods Realty LP
4.13%, 03/15/28 (Call 12/15/27)	272	293,157
4.20%, 04/15/29 (Call 01/15/29)	500	541,634
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	130	126,496
4.25%, 02/15/21 (Call 11/15/20)	200	203,299
4.38%, 02/15/30 (Call 08/15/29)	221	218,951
4.50%, 06/15/23 (Call 12/15/22)	575	599,926
5.00%, 08/15/22 (Call 02/15/22)(a)	567	595,757
5.25%, 02/15/26 (Call 08/15/25)(a)	102	107,498
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	75	78,771
Series D, 3.75%, 10/15/23 (Call 07/15/23)	660	688,464

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Series E, 4.00%, 06/15/25 (Call 03/15/25)	$515	$544,889
Series F, 4.50%, 02/01/26 (Call 11/01/25)	185	202,553
Hudson Pacific Properties LP
3.95%, 11/01/27(a)	250	267,004
4.65%, 04/01/29 (Call 01/01/29)	60	67,419
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	250	262,090
4.25%, 08/15/29 (Call 05/15/29)(a)	155	170,843
4.75%, 12/15/28 (Call 09/15/28)	500	571,089
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	962	973,046
3.20%, 05/01/21 (Call 03/01/21)	150	152,325
3.30%, 02/01/25 (Call 12/01/24)	644	668,373
3.40%, 11/01/22 (Call 09/01/22)	75	77,679
3.80%, 04/01/27 (Call 01/01/27)	400	428,648
4.25%, 04/01/45 (Call 10/01/44)	197	214,818
4.45%, 09/01/47 (Call 03/01/47)	473	533,565
Lexington Realty Trust, 4.25%, 06/15/23 (Call 03/15/23)(a)	500	517,004
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	350	362,032
3.38%, 06/15/23 (Call 03/15/23)	10	10,378
4.38%, 02/01/29 (Call 11/01/28)	300	336,772
4.40%, 02/15/24 (Call 11/15/23)	350	379,418
4.75%, 10/01/20 (Call 07/01/20)	250	255,351
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	230	246,002
4.00%, 06/15/29 (Call 03/15/29)	325	350,962
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	380	393,666
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	200	214,376
3.95%, 03/15/29 (Call 12/15/28)	505	557,285
4.30%, 10/15/23 (Call 07/15/23)	305	328,032
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)(a)	246	253,851
3.60%, 12/15/26 (Call 09/15/26)	525	556,614
3.80%, 10/15/22 (Call 07/15/22)	198	206,352
4.00%, 11/15/25 (Call 08/15/25)	75	81,050
4.30%, 10/15/28 (Call 07/15/28)	275	308,600
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	450	459,801
4.25%, 05/15/24 (Call 02/15/24)	454	463,054
4.50%, 02/01/25 (Call 11/01/24)	485	501,209
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	590	621,727
4.50%, 04/01/27 (Call 01/01/27)(a)	625	669,080
4.75%, 01/15/28 (Call 10/15/27)	305	332,057
4.95%, 04/01/24 (Call 01/01/24)	25	26,914
5.25%, 01/15/26 (Call 10/15/25)	750	829,797
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	380	401,690
4.30%, 03/15/27 (Call 12/15/26)	75	80,497
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	455	499,520
4.25%, 08/15/23 (Call 05/15/23)	337	364,540
4.38%, 09/15/48 (Call 03/15/48)	100	126,654
Public Storage
2.37%, 09/15/22 (Call 08/15/22)(a)	100	101,273
3.09%, 09/15/27 (Call 06/15/27)	175	185,570
3.39%, 05/01/29 (Call 02/01/29)	130	141,579

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	$150	$156,100
3.25%, 10/15/22 (Call 07/15/22)	750	777,590
3.25%, 06/15/29 (Call 03/15/29)	295	312,840
3.65%, 01/15/28 (Call 10/15/27)	465	504,651
3.88%, 04/15/25 (Call 02/15/25)(a)	590	637,049
4.13%, 10/15/26 (Call 07/15/26)	395	439,066
4.65%, 08/01/23 (Call 05/01/23)	50	54,581
4.65%, 03/15/47 (Call 09/15/46)	435	555,153
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	280	291,825
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	500	506,328
3.60%, 02/01/27 (Call 11/01/26)	150	159,385
4.65%, 03/15/49 (Call 09/15/48)	100	122,239
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)	440	442,330
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	125	134,937
Sabra Health Care LP/Sabra Capital Corp., 4.80%, 06/01/24 (Call 05/01/24)	254	266,301
Scentre Group Trust 1 / Scentre Group Trust 2, 3.25%, 10/28/25 (Call 07/30/25)(b)	200	206,505
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/14/24)(a)(b)	300	313,101
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,560	1,574,264
2.50%, 09/01/20 (Call 06/01/20)	845	848,146
2.63%, 06/15/22 (Call 03/15/22)	625	635,942
2.75%, 02/01/23 (Call 11/01/22)	630	644,968
2.75%, 06/01/23 (Call 03/01/23)	25	25,647
3.25%, 11/30/26 (Call 08/30/26)	565	597,553
3.30%, 01/15/26 (Call 10/15/25)	541	571,753
3.38%, 10/01/24 (Call 07/01/24)	594	630,898
3.38%, 06/15/27 (Call 03/15/27)	475	507,504
3.38%, 12/01/27 (Call 09/01/27)	250	268,034
4.13%, 12/01/21 (Call 09/01/21)	175	182,200
4.25%, 10/01/44 (Call 04/01/44)(a)	520	618,136
4.25%, 11/30/46 (Call 05/30/46)(a)	45	54,141
6.75%, 02/01/40 (Call 11/01/39)	660	995,754
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	225	232,125
4.25%, 02/01/26 (Call 11/01/25)	400	426,414
4.63%, 07/15/22 (Call 04/15/22)	65	68,152
4.70%, 06/01/27 (Call 03/01/27)	140	154,744
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	10	10,567
Spirit Realty LP
4.00%, 07/15/29 (Call 04/15/29)	85	90,738
4.45%, 09/15/26 (Call 06/15/26)	165	178,599
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	700	777,465
Tanger Properties LP, 3.75%, 12/01/24 (Call 09/01/24)	65	66,853
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	375	385,526
3.00%, 08/15/31 (Call 05/15/31)	250	255,022
3.20%, 01/15/30 (Call 10/15/29)	250	261,377
3.50%, 01/15/28 (Call 10/15/27)	400	426,353
Series 0001, 4.63%, 01/10/22 (Call 10/10/21)	455	477,327
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)(a)	575	591,704
3.25%, 10/15/26 (Call 07/15/26)	450	465,204
3.50%, 04/15/24 (Call 03/15/24)	638	670,804
3.50%, 02/01/25 (Call 11/01/24)	350	368,253

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 05/01/24 (Call 02/01/24)	$400	$424,338
3.85%, 04/01/27 (Call 01/01/27)(a)	350	375,261
4.00%, 03/01/28 (Call 12/01/27)	115	124,909
4.13%, 01/15/26 (Call 10/15/25)	230	249,231
4.38%, 02/01/45 (Call 08/01/44)	305	342,919
4.40%, 01/15/29 (Call 10/15/28)	625	702,091
4.88%, 04/15/49 (Call 10/15/48)	380	464,464
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	715	766,028
4.60%, 02/06/24 (Call 11/06/23)	625	675,276
4.63%, 11/01/25 (Call 09/01/25)	750	825,507
4.88%, 06/01/26 (Call 03/01/26)	185	207,030
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	125	129,319
WEA Finance LLC
3.15%, 04/05/22 (Call 03/05/22)(b)	200	204,795
3.50%, 06/15/29 (Call 03/15/29)(b)	250	262,963
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	250	274,741
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	250	299,307
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	380	405,590
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	50	51,216
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)	500	508,510
3.63%, 03/15/24 (Call 02/15/24)	755	795,633
3.75%, 03/15/23 (Call 12/15/22)(a)	411	432,573
3.95%, 09/01/23 (Call 08/01/23)	632	673,225
4.00%, 06/01/25 (Call 03/01/25)	609	654,034
4.13%, 03/15/29 (Call 12/15/28)(a)	10	11,029
4.25%, 04/01/26 (Call 01/01/26)	225	245,630
4.25%, 04/15/28 (Call 01/15/28)	360	398,655
4.50%, 01/15/24 (Call 10/15/23)	25	27,058
4.95%, 01/15/21 (Call 09/07/19)	462	476,489
4.95%, 09/01/48 (Call 03/01/48)	185	228,868
5.25%, 01/15/22 (Call 09/07/19)	271	289,952
6.50%, 03/15/41 (Call 09/15/40)	625	865,502
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	310	317,889
4.63%, 09/15/23	250	271,260
6.88%, 12/15/33	240	325,881
7.38%, 03/15/32	872	1,241,019
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)	240	254,747
4.00%, 02/01/25 (Call 11/01/24)	375	395,579
4.60%, 04/01/24 (Call 01/01/24)	75	80,658

		104,769,948

Retail — 2.4%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)	557	580,965
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 06/26/22)(a)(b)	150	151,579
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	765	807,064
4.50%, 07/26/47 (Call 01/26/47)(a)(b)	325	363,999
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	280	282,729
3.50%, 11/15/24 (Call 09/15/24)	150	153,087
3.80%, 11/15/27 (Call 08/15/27)	100	101,926
4.50%, 10/01/25 (Call 07/01/25)	535	571,741
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	154,275
3.25%, 04/15/25 (Call 01/15/25)	110	114,172

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.70%, 04/15/22 (Call 01/15/22)	$351	$365,649
3.75%, 06/01/27 (Call 03/01/27)	458	493,956
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)(a)	600	654,606
5.50%, 03/15/21 (Call 12/15/20)	275	286,107
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	500	516,588
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	330	331,999
2.25%, 02/15/22(a)	370	374,464
2.30%, 05/18/22 (Call 04/18/22)(a)	810	820,526
2.75%, 05/18/24 (Call 03/18/24)	343	356,230
3.00%, 05/18/27 (Call 02/18/27)	231	246,329
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	645	688,899
4.55%, 02/15/48 (Call 08/15/47)	25	26,833
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	327	338,779
3.88%, 04/15/27 (Call 01/15/27)	960	1,036,519
4.13%, 05/01/28 (Call 02/01/28)	10	11,061
4.15%, 11/01/25 (Call 08/01/25)(a)	240	261,644
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	975	1,030,520
4.20%, 05/15/28 (Call 02/15/28)	425	452,785
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)(a)	570	571,112
2.13%, 09/15/26 (Call 06/15/26)	920	924,278
2.63%, 06/01/22 (Call 05/01/22)	895	916,455
2.70%, 04/01/23 (Call 01/01/23)	496	512,683
2.80%, 09/14/27 (Call 06/14/27)	50	52,384
2.95%, 06/15/29 (Call 03/15/29)	185	195,446
3.00%, 04/01/26 (Call 01/01/26)	585	620,123
3.35%, 09/15/25 (Call 06/15/25)	560	601,088
3.50%, 09/15/56 (Call 03/15/56)	857	937,034
3.75%, 02/15/24 (Call 11/15/23)	260	281,212
3.90%, 12/06/28 (Call 09/06/28)(a)	596	679,283
3.90%, 06/15/47 (Call 12/15/46)	427	495,352
4.20%, 04/01/43 (Call 10/01/42)	983	1,170,669
4.25%, 04/01/46 (Call 10/01/45)	812	987,624
4.40%, 04/01/21 (Call 01/01/21)	1,435	1,483,911
4.40%, 03/15/45 (Call 09/15/44)	519	643,645
4.50%, 12/06/48 (Call 06/06/48)	421	535,497
4.88%, 02/15/44 (Call 08/15/43)	837	1,091,467
5.40%, 09/15/40 (Call 03/15/40)	75	101,177
5.88%, 12/16/36	1,138	1,605,843
5.95%, 04/01/41 (Call 10/01/40)	852	1,224,031
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(a)	200	210,714
5.55%, 07/17/45 (Call 01/17/45)	665	693,190
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,070	1,077,372
3.10%, 05/03/27 (Call 02/03/27)	501	523,298
3.12%, 04/15/22 (Call 01/15/22)	510	522,870
3.13%, 09/15/24 (Call 06/15/24)	179	185,993
3.38%, 09/15/25 (Call 06/15/25)	427	450,413
3.65%, 04/05/29 (Call 01/05/29)	761	826,611
3.70%, 04/15/46 (Call 10/15/45)	580	591,861
3.75%, 04/15/21 (Call 01/15/21)	80	81,898
4.05%, 05/03/47 (Call 11/03/46)	957	1,039,321
4.25%, 09/15/44 (Call 03/15/44)	630	688,370

Security	Par (000)	Value

Retail (continued)
4.38%, 09/15/45 (Call 03/15/45)	$601	$670,155
4.55%, 04/05/49 (Call 10/05/48)(a)	60	70,254
4.65%, 04/15/42 (Call 10/15/41)	405	464,117
5.00%, 09/15/43 (Call 03/15/43)	270	314,314
5.50%, 10/15/35	440	533,455
6.50%, 03/15/29(a)	365	475,480
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	281	276,163
3.63%, 06/01/24 (Call 03/01/24)(a)	685	677,436
3.88%, 01/15/22 (Call 10/15/21)(a)	685	694,700
4.38%, 09/01/23 (Call 06/01/23)	340	347,113
4.50%, 12/15/34 (Call 06/15/34)	363	333,333
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	200	232,756
McDonald’s Corp.
2.63%, 01/15/22	626	636,101
2.75%, 12/09/20 (Call 11/09/20)	862	869,297
3.25%, 06/10/24	565	596,388
3.35%, 04/01/23 (Call 03/01/23)(a)	100	104,790
3.38%, 05/26/25 (Call 02/26/25)(a)	705	750,275
3.50%, 03/01/27 (Call 12/01/26)	820	884,665
3.63%, 05/20/21	30	30,753
3.63%, 05/01/43	640	666,698
3.70%, 01/30/26 (Call 10/30/25)	915	992,840
3.70%, 02/15/42	495	523,496
3.80%, 04/01/28 (Call 01/01/28)	250	276,896
4.45%, 03/01/47 (Call 09/01/46)	310	364,124
4.60%, 05/26/45 (Call 11/26/44)	560	669,202
4.70%, 12/09/35 (Call 06/09/35)	397	479,370
4.88%, 12/09/45 (Call 06/09/45)	713	882,425
6.30%, 10/15/37(a)	456	637,935
6.30%, 03/01/38	425	596,490
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	165	168,169
5.00%, 01/15/44 (Call 07/15/43)	575	558,291
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	50	52,968
3.60%, 09/01/27 (Call 06/01/27)	75	79,858
3.90%, 06/01/29 (Call 03/01/29)(a)	500	549,613
4.63%, 09/15/21 (Call 06/15/21)	252	262,526
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	280	280,388
2.45%, 06/15/26 (Call 03/15/26)(a)	405	410,830
2.70%, 06/15/22 (Call 04/15/22)(a)	200	204,105
3.10%, 03/01/23 (Call 02/01/23)(a)	525	543,719
3.50%, 03/01/28 (Call 12/01/27)(a)	275	298,891
3.55%, 08/15/29 (Call 05/15/29)(a)	340	371,744
3.75%, 12/01/47 (Call 06/01/47)	417	438,339
3.80%, 08/15/25 (Call 06/15/25)	925	1,002,991
3.85%, 10/01/23 (Call 07/01/23)	1,125	1,198,274
4.00%, 11/15/28 (Call 08/15/28)(a)	838	946,793
4.45%, 08/15/49 (Call 02/15/49)	250	292,554
4.50%, 11/15/48 (Call 05/15/48)	865	1,020,066
Target Corp.
2.50%, 04/15/26(a)	790	814,764
2.90%, 01/15/22	489	503,928
3.38%, 04/15/29 (Call 01/15/29)	825	904,560
3.50%, 07/01/24(a)	254	273,843
3.63%, 04/15/46	761	855,726
3.90%, 11/15/47 (Call 05/15/47)	870	1,027,185
4.00%, 07/01/42	777	910,588

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	$609	$612,700
2.50%, 05/15/23 (Call 02/15/23)	675	689,734
2.75%, 06/15/21 (Call 04/15/21)	150	152,193
Walgreen Co.
3.10%, 09/15/22	675	693,051
4.40%, 09/15/42	210	214,533
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	886	906,973
3.45%, 06/01/26 (Call 03/01/26)	875	908,403
3.80%, 11/18/24 (Call 08/18/24)	755	800,332
4.50%, 11/18/34 (Call 05/18/34)(a)	590	634,664
4.80%, 11/18/44 (Call 05/18/44)	1,249	1,324,408
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	1,074	1,100,922
2.65%, 12/15/24 (Call 10/15/24)	475	492,490
2.85%, 07/08/24 (Call 06/08/24)	300	313,673
3.05%, 07/08/26 (Call 05/08/26)	685	732,662
3.13%, 06/23/21(a)	470	481,478
3.25%, 07/08/29 (Call 04/08/29)	1,425	1,564,255
3.30%, 04/22/24 (Call 01/22/24)	835	886,113
3.40%, 06/26/23 (Call 05/26/23)	585	619,290
3.55%, 06/26/25 (Call 04/26/25)	950	1,031,620
3.63%, 12/15/47 (Call 06/15/47)(a)	1,010	1,179,952
3.70%, 06/26/28 (Call 03/26/28)	1,374	1,542,703
3.95%, 06/28/38 (Call 12/28/37)	1,220	1,464,553
4.00%, 04/11/43 (Call 10/11/42)	425	508,478
4.05%, 06/29/48 (Call 12/29/47)	1,322	1,645,369
4.30%, 04/22/44 (Call 10/22/43)	400	500,410
4.75%, 10/02/43 (Call 04/02/43)(a)	415	542,631
4.88%, 07/08/40	300	394,213
5.25%, 09/01/35	600	812,168
5.63%, 04/01/40	465	669,117
5.63%, 04/15/41	650	941,662
6.20%, 04/15/38	100	152,606

		87,632,346

Savings & Loans — 0.2%
Nationwide Building Society
3.62%, 04/26/23 (Call 04/26/22)(b)(d)	1,480	1,512,247
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(d)	1,000	1,027,069
3.90%, 07/21/25(a)(b)	200	213,540
4.00%, 09/14/26(a)(b)	200	204,413
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(d)	1,335	1,326,469
4.30%, 03/08/29 (Call 03/08/28)(b)(d)	300	323,178
4.36%, 08/01/24 (Call 08/01/23)(b)(d)	965	1,014,283

		5,621,199

Semiconductors — 1.5%
Altera Corp., 4.10%, 11/15/23	350	381,291
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	745	749,909
2.88%, 06/01/23 (Call 03/01/23)(a)	768	785,049
2.95%, 01/12/21	710	716,884
3.13%, 12/05/23 (Call 10/05/23)	610	629,251
3.50%, 12/05/26 (Call 09/05/26)(a)	662	697,642
3.90%, 12/15/25 (Call 09/15/25)	370	398,483
5.30%, 12/15/45 (Call 06/15/45)	300	383,822
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	200	201,340
3.30%, 04/01/27 (Call 01/01/27)(a)	485	522,458

Security	Par (000)	Value

Semiconductors (continued)
3.90%, 10/01/25 (Call 07/01/25)	$300	$329,086
4.30%, 06/15/21	300	312,363
4.35%, 04/01/47 (Call 10/01/46)(a)	585	716,651
5.10%, 10/01/35 (Call 04/01/35)	225	290,171
5.85%, 06/15/41	635	881,362
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	25	24,880
2.65%, 01/15/23 (Call 12/15/22)	570	568,976
3.00%, 01/15/22 (Call 12/15/21)	1,665	1,679,356
3.13%, 01/15/25 (Call 11/15/24)(a)	1,710	1,688,642
3.50%, 01/15/28 (Call 10/15/27)	525	508,802
3.63%, 01/15/24 (Call 11/15/23)	1,605	1,637,789
3.88%, 01/15/27 (Call 10/15/26)	2,902	2,903,278
Broadcom Inc.
3.13%, 10/15/22(b)	150	151,942
3.63%, 10/15/24 (Call 09/15/24)(a)(b)	775	785,731
4.25%, 04/15/26 (Call 02/15/26)(b)	555	570,585
4.75%, 04/15/29 (Call 01/15/29)(b)	675	710,943
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	430	428,806
2.35%, 05/11/22 (Call 04/11/22)(a)	404	409,259
2.60%, 05/19/26 (Call 02/19/26)	567	586,058
2.70%, 12/15/22	563	579,514
2.88%, 05/11/24 (Call 03/11/24)	100	104,401
3.10%, 07/29/22	800	829,837
3.15%, 05/11/27 (Call 02/11/27)	773	829,163
3.30%, 10/01/21	1,173	1,206,158
3.70%, 07/29/25 (Call 04/29/25)	720	785,410
3.73%, 12/08/47 (Call 06/08/47)(a)	1,191	1,356,423
4.00%, 12/15/32	798	950,351
4.10%, 05/19/46 (Call 11/19/45)	1,376	1,636,718
4.10%, 05/11/47 (Call 11/11/46)	740	883,832
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	245	271,534
4.13%, 11/01/21 (Call 09/01/21)	285	295,563
4.65%, 11/01/24 (Call 08/01/24)	765	844,508
5.00%, 03/15/49 (Call 09/15/48)	45	55,448
5.65%, 11/01/34 (Call 07/01/34)	50	60,224
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	125	126,410
3.75%, 03/15/26 (Call 01/15/26)	640	685,700
3.80%, 03/15/25 (Call 12/15/24)	575	615,626
4.00%, 03/15/29 (Call 12/15/28)(a)	255	282,980
4.88%, 03/15/49 (Call 09/15/48)	120	147,402
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	50	52,752
4.88%, 06/22/28 (Call 03/22/28)	290	327,201
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	622	641,059
3.45%, 06/15/27 (Call 03/15/27)	375	383,998
Microchip Technology Inc.
3.92%, 06/01/21(a)	1,000	1,021,336
4.33%, 06/01/23 (Call 05/01/23)	680	716,594
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	130	138,577
4.66%, 02/15/30 (Call 11/15/29)	825	858,903
4.98%, 02/06/26 (Call 12/06/25)	150	161,572
5.33%, 02/06/29 (Call 11/06/28)(a)	475	525,660

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	$1,295	$1,299,189
3.20%, 09/16/26 (Call 06/16/26)	675	709,152
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	400	414,661
4.13%, 06/01/21(b)	250	256,547
4.63%, 06/15/22(b)	660	695,093
4.63%, 06/01/23(b)	350	374,161
4.88%, 03/01/24 (Call 02/01/24)(a)(b)	180	196,051
5.35%, 03/01/26 (Call 01/01/26)(b)	1,175	1,326,495
5.55%, 12/01/28 (Call 09/01/28)(b)	890	1,038,286
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(b)	80	83,960
4.30%, 06/18/29 (Call 03/18/29)(b)	400	428,960
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	320	326,032
2.90%, 05/20/24 (Call 03/20/24)(a)	895	924,959
3.00%, 05/20/22(a)	1,347	1,385,332
3.25%, 05/20/27 (Call 02/20/27)	1,255	1,318,017
3.45%, 05/20/25 (Call 02/20/25)	599	636,490
4.30%, 05/20/47 (Call 11/20/46)(a)	915	1,036,901
4.65%, 05/20/35 (Call 11/20/34)	763	898,221
4.80%, 05/20/45 (Call 11/20/44)	865	1,043,732
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)	110	111,216
2.25%, 09/04/29 (Call 06/04/29)	45	45,152
2.90%, 11/03/27 (Call 08/03/27)	270	285,611
3.88%, 03/15/39 (Call 09/15/38)	600	704,052
4.15%, 05/15/48 (Call 11/15/47)	925	1,146,554
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	673	693,772
3.00%, 03/15/21	140	141,791

		55,546,050

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	100	105,330

Software — 2.2%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	339	339,094
2.60%, 06/15/22 (Call 05/15/22)	600	606,627
3.40%, 09/15/26 (Call 06/15/26)	1,030	1,085,828
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	365	386,597
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	214	224,091
4.38%, 06/15/25 (Call 03/15/25)(a)	315	339,439
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	1,350	1,376,294
4.50%, 08/15/23 (Call 05/15/23)	350	365,771
4.70%, 03/15/27 (Call 12/15/26)	191	200,798
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	150	162,101
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	675	727,337
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	150	153,017
4.80%, 03/01/26 (Call 12/01/25)	250	285,043
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	325	325,562
3.00%, 08/15/26 (Call 05/15/26)	824	853,885
3.50%, 04/15/23 (Call 01/15/23)	125	130,330

Security	Par (000)	Value

Software (continued)
3.63%, 10/15/20 (Call 09/15/20)	$825	$837,342
3.75%, 05/21/29 (Call 02/21/29)	165	181,006
3.88%, 06/05/24 (Call 03/05/24)(a)	200	214,357
4.50%, 10/15/22 (Call 08/15/22)	185	197,185
4.50%, 08/15/46 (Call 02/15/46)	275	323,043
5.00%, 10/15/25 (Call 07/15/25)	545	622,864
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)(a)	125	153,854
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	536	559,571
3.50%, 07/01/29 (Call 04/01/29)	1,505	1,594,474
3.80%, 10/01/23 (Call 09/01/23)	375	397,448
4.20%, 10/01/28 (Call 07/01/28)	95	106,730
4.40%, 07/01/49 (Call 01/01/49)	1,505	1,731,835
4.75%, 06/15/21	100	104,409
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	760	757,712
2.00%, 11/03/20 (Call 10/03/20)	420	420,951
2.00%, 08/08/23 (Call 06/08/23)	615	622,717
2.13%, 11/15/22(a)	344	348,583
2.38%, 02/12/22 (Call 01/12/22)	1,475	1,499,038
2.38%, 05/01/23 (Call 02/01/23)	520	531,961
2.40%, 02/06/22 (Call 01/06/22)(a)	630	640,822
2.40%, 08/08/26 (Call 05/08/26)	1,561	1,613,703
2.65%, 11/03/22 (Call 09/03/22)	710	730,414
2.70%, 02/12/25 (Call 11/12/24)	1,120	1,169,725
2.88%, 02/06/24 (Call 12/06/23)(a)	760	795,663
3.00%, 10/01/20	880	891,992
3.13%, 11/03/25 (Call 08/03/25)	1,570	1,681,448
3.30%, 02/06/27 (Call 11/06/26)	849	927,455
3.45%, 08/08/36 (Call 02/08/36)	1,169	1,313,188
3.50%, 02/12/35 (Call 08/12/34)	930	1,047,524
3.50%, 11/15/42	925	1,042,825
3.63%, 12/15/23 (Call 09/15/23)(a)	1,370	1,472,130
3.70%, 08/08/46 (Call 02/08/46)	1,788	2,102,301
3.75%, 05/01/43 (Call 11/01/42)(a)	560	652,924
3.75%, 02/12/45 (Call 08/12/44)	1,062	1,248,117
3.95%, 08/08/56 (Call 02/08/56)	705	864,964
4.00%, 02/12/55 (Call 08/12/54)	1,115	1,375,193
4.10%, 02/06/37 (Call 08/06/36)	1,325	1,600,036
4.20%, 11/03/35 (Call 05/03/35)	965	1,161,616
4.25%, 02/06/47 (Call 08/06/46)	1,255	1,602,387
4.45%, 11/03/45 (Call 05/03/45)	1,225	1,592,577
4.50%, 10/01/40(a)	150	192,236
4.50%, 02/06/57 (Call 08/06/56)	1,017	1,363,306
4.75%, 11/03/55 (Call 05/03/55)	635	879,914
4.88%, 12/15/43 (Call 06/15/43)	250	338,509
5.20%, 06/01/39	625	866,675
5.30%, 02/08/41	761	1,072,588
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(a)	1,555	1,554,886
2.40%, 09/15/23 (Call 07/15/23)	653	662,760
2.50%, 05/15/22 (Call 03/15/22)	1,812	1,838,757
2.50%, 10/15/22(a)	1,650	1,679,646
2.63%, 02/15/23 (Call 01/15/23)	375	383,142
2.65%, 07/15/26 (Call 04/15/26)	1,635	1,676,046
2.80%, 07/08/21	495	503,438
2.95%, 11/15/24 (Call 09/15/24)	933	976,964
2.95%, 05/15/25 (Call 02/15/25)	1,235	1,291,065
3.25%, 11/15/27 (Call 08/15/27)(a)	1,349	1,450,605
3.25%, 05/15/30 (Call 02/15/30)	1,224	1,321,450

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.40%, 07/08/24 (Call 04/08/24)	$775	$821,307
3.63%, 07/15/23	550	583,074
3.80%, 11/15/37 (Call 05/15/37)	725	810,279
3.85%, 07/15/36 (Call 01/15/36)	1,535	1,730,511
3.90%, 05/15/35 (Call 11/15/34)	853	965,425
4.00%, 07/15/46 (Call 01/15/46)	1,209	1,376,499
4.00%, 11/15/47 (Call 05/15/47)	1,520	1,745,657
4.13%, 05/15/45 (Call 11/15/44)	730	843,134
4.30%, 07/08/34 (Call 01/08/34)	847	997,047
4.38%, 05/15/55 (Call 11/15/54)	200	241,044
4.50%, 07/08/44 (Call 01/08/44)	782	948,640
5.38%, 07/15/40	861	1,154,105
6.13%, 07/08/39	368	524,575
6.50%, 04/15/38	805	1,195,195
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	25	26,140
3.70%, 04/11/28 (Call 01/11/28)	85	94,860
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,290	1,308,636
3.90%, 08/21/27 (Call 05/21/27)	385	393,296

		78,105,309

Telecommunications — 4.2%
America Movil SAB de CV
3.13%, 07/16/22	450	462,982
4.38%, 07/16/42(a)	450	521,297
4.38%, 04/22/49 (Call 10/22/48)(a)	350	413,997
6.13%, 11/15/37	200	272,750
6.13%, 03/30/40	1,525	2,116,891
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	467	473,904
2.80%, 02/17/21 (Call 01/17/21)	707	712,960
2.95%, 07/15/26 (Call 04/15/26)	965	983,484
3.00%, 02/15/22	400	408,973
3.00%, 06/30/22 (Call 04/30/22)	885	904,803
3.20%, 03/01/22 (Call 02/01/22)(a)	330	338,593
3.40%, 06/15/22	650	671,713
3.40%, 05/15/25 (Call 02/15/25)	755	791,074
3.55%, 06/01/24 (Call 03/01/24)	300	315,276
3.60%, 02/17/23 (Call 12/17/22)	805	841,427
3.60%, 07/15/25 (Call 04/15/25)	1,360	1,433,017
3.80%, 03/15/22	852	887,429
3.80%, 03/01/24 (Call 01/01/24)	810	861,266
3.80%, 02/15/27 (Call 11/15/26)	735	784,569
3.88%, 08/15/21(a)	1,288	1,332,375
3.88%, 01/15/26 (Call 10/15/25)	690	736,786
3.90%, 03/11/24 (Call 12/11/23)	1,185	1,264,952
3.95%, 01/15/25 (Call 10/15/24)	1,050	1,128,101
4.00%, 01/15/22	524	546,912
4.10%, 02/15/28 (Call 11/15/27)	1,128	1,232,784
4.13%, 02/17/26 (Call 11/17/25)	1,360	1,477,848
4.25%, 03/01/27 (Call 12/01/26)	935	1,028,763
4.30%, 02/15/30 (Call 11/15/29)	1,394	1,549,345
4.30%, 12/15/42 (Call 06/15/42)	906	953,310
4.35%, 03/01/29 (Call 12/01/28)	845	942,659
4.35%, 06/15/45 (Call 12/15/44)	1,376	1,463,718
4.45%, 05/15/21	441	458,023
4.45%, 04/01/24 (Call 01/01/24)	870	946,596
4.50%, 05/15/35 (Call 11/15/34)	1,238	1,377,282
4.50%, 03/09/48 (Call 09/09/47)	2,138	2,343,346
4.55%, 03/09/49 (Call 09/09/48)	1,564	1,709,522

Security	Par (000)	Value

Telecommunications (continued)
4.60%, 02/15/21 (Call 11/15/20)	$350	$360,402
4.65%, 06/01/44 (Call 12/01/43)	451	489,320
4.75%, 05/15/46 (Call 11/15/45)	1,485	1,658,480
4.80%, 06/15/44 (Call 12/15/43)	1,805	2,016,609
4.85%, 03/01/39 (Call 09/01/38)	790	908,165
4.85%, 07/15/45 (Call 01/15/45)	675	772,677
4.90%, 08/15/37 (Call 02/14/37)	1,164	1,336,096
4.90%, 06/15/42	515	582,354
5.15%, 03/15/42(a)	1,036	1,206,115
5.15%, 11/15/46 (Call 05/15/46)	1,210	1,422,899
5.15%, 02/15/50 (Call 08/14/49)	935	1,109,395
5.25%, 03/01/37 (Call 09/01/36)	800	948,180
5.30%, 08/15/58 (Call 02/14/58)	180	213,733
5.35%, 09/01/40	300	357,284
5.35%, 12/15/43	375	434,004
5.38%, 10/15/41	125	148,188
5.45%, 03/01/47 (Call 09/01/46)	860	1,050,077
5.55%, 08/15/41	293	354,075
5.65%, 02/15/47 (Call 08/15/46)	535	670,328
5.70%, 03/01/57 (Call 09/01/56)	705	892,629
6.00%, 08/15/40 (Call 05/15/40)	1,070	1,341,557
6.10%, 07/15/40	300	380,939
6.15%, 09/15/34(a)	75	96,310
6.25%, 03/29/41	233	300,092
6.38%, 03/01/41	692	904,239
7.13%, 03/15/26(a)	425	529,322
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	55	64,746
4.46%, 04/01/48 (Call 10/01/47)	860	1,033,830
Bharti Airtel Ltd., 4.38%, 06/10/25(b)	425	440,443
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	1,100	1,184,212
5.13%, 12/04/28 (Call 09/04/28)(a)	250	289,413
9.63%, 12/15/30	1,352	2,070,372
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	289	288,774
2.20%, 02/28/21	1,480	1,489,727
2.20%, 09/20/23 (Call 07/20/23)	915	928,760
2.50%, 09/20/26 (Call 06/20/26)	315	326,813
2.60%, 02/28/23	300	307,865
2.90%, 03/04/21	650	660,148
2.95%, 02/28/26	126	133,971
3.00%, 06/15/22(a)	350	361,847
3.50%, 06/15/25	375	407,292
3.63%, 03/04/24	522	563,609
5.50%, 01/15/40	978	1,371,560
5.90%, 02/15/39	1,240	1,800,819
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	335	342,004
4.38%, 11/15/57 (Call 05/15/57)	455	475,114
4.75%, 03/15/42	106	123,783
5.35%, 11/15/48 (Call 05/15/48)(a)	450	592,323
5.75%, 08/15/40	175	222,108
5.85%, 11/15/68 (Call 05/15/68)	25	31,181
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)(a)(b)	3,005	2,988,304
2.82%, 01/19/22 (Call 12/19/21)(b)	75	76,025
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	370	418,755
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	535	619,977
4.88%, 03/06/42(a)(b)	650	772,639

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
8.75%, 06/15/30	$1,641	$2,448,337
9.25%, 06/01/32	331	529,605
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(b)	225	237,656
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	250	268,047
4.50%, 03/15/24	709	771,175
5.95%, 03/15/41	335	371,756
Koninklijke KPN NV, 8.38%, 10/01/30(a)	425	582,875
Motorola Solutions Inc.
3.50%, 03/01/23	195	200,710
3.75%, 05/15/22	366	378,564
4.00%, 09/01/24	565	601,151
4.60%, 02/23/28 (Call 11/23/27)	505	547,373
4.60%, 05/23/29 (Call 02/23/29)	600	659,014
Ooredoo International Finance Ltd., 3.25%, 02/21/23(a)(b)	1,000	1,025,000
Orange SA
4.13%, 09/14/21	100	104,095
5.38%, 01/13/42	300	392,223
5.50%, 02/06/44 (Call 08/06/43)	430	572,275
9.00%, 03/01/31	941	1,488,828
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	385	397,629
3.00%, 03/15/23 (Call 12/15/22)	25	25,711
3.63%, 12/15/25 (Call 09/15/25)	524	562,638
4.10%, 10/01/23 (Call 07/01/23)	325	348,419
4.35%, 05/01/49 (Call 11/01/48)	608	712,477
4.50%, 03/15/43 (Call 09/15/42)	400	468,396
5.00%, 03/15/44 (Call 09/15/43)	853	1,064,972
5.45%, 10/01/43 (Call 04/01/43)	682	891,744
7.50%, 08/15/38	50	75,735
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	445	459,820
SES SA, 3.60%, 04/04/23(b)	670	682,303
Telefonica Emisiones SA
4.10%, 03/08/27(a)	1,175	1,285,662
4.57%, 04/27/23	850	919,343
4.67%, 03/06/38	710	784,924
4.90%, 03/06/48	975	1,089,510
5.21%, 03/08/47	1,425	1,659,187
5.46%, 02/16/21	741	775,541
5.52%, 03/01/49 (Call 09/01/48)	490	596,369
7.05%, 06/20/36	458	624,212
Telefonica Europe BV, 8.25%, 09/15/30	370	539,392
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	525	535,139
4.60%, 11/16/48 (Call 05/16/48)	300	361,949
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	277	280,835
2.63%, 08/15/26	1,635	1,671,113
3.13%, 03/16/22	1,282	1,320,157
3.38%, 02/15/25	1,163	1,234,170
3.50%, 11/01/24 (Call 08/01/24)	1,996	2,127,406
3.85%, 11/01/42 (Call 05/01/42)	875	946,346
3.88%, 02/08/29 (Call 11/08/28)(a)	1,120	1,248,388
4.02%, 12/03/29 (Call 09/03/29)(b)	2,974	3,358,058
4.13%, 03/16/27	1,640	1,829,603
4.13%, 08/15/46	1,050	1,193,043
4.15%, 03/15/24 (Call 12/15/23)	50	54,246
4.27%, 01/15/36	1,244	1,425,483
4.33%, 09/21/28	1,539	1,766,404

Security	Par (000)	Value

Telecommunications (continued)
4.40%, 11/01/34 (Call 05/01/34)	$1,641	$1,900,129
4.50%, 08/10/33	1,825	2,153,374
4.52%, 09/15/48	1,475	1,774,082
4.60%, 04/01/21	250	259,997
4.67%, 03/15/55	1,311	1,611,115
4.81%, 03/15/39	1,138	1,395,138
4.86%, 08/21/46	2,020	2,513,540
5.01%, 04/15/49	1,532	1,955,821
5.01%, 08/21/54	185	239,178
5.15%, 09/15/23	1,365	1,534,082
5.25%, 03/16/37	1,550	1,960,353
5.50%, 03/16/47	1,035	1,388,725
6.40%, 09/15/33	340	463,320
6.55%, 09/15/43	826	1,216,445
Vodafone Group PLC
3.75%, 01/16/24	1,185	1,251,940
4.13%, 05/30/25	1,270	1,378,314
4.38%, 05/30/28	1,996	2,238,850
4.38%, 02/19/43	835	891,520
4.88%, 06/19/49(a)	550	635,026
5.00%, 05/30/38	1,090	1,262,006
5.13%, 06/19/59	525	618,984
5.25%, 05/30/48	1,560	1,866,580
6.15%, 02/27/37	135	172,462
6.25%, 11/30/32	451	583,385
7.88%, 02/15/30	275	383,765

		151,701,749

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	250	262,305

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	105	106,207
3.50%, 09/15/27 (Call 06/15/27)(a)	1,475	1,504,245
5.10%, 05/15/44 (Call 11/15/43)	175	182,106

		1,792,558

Transportation — 2.0%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(a)(b)	250	259,628
AP Moller - Maersk AS, 4.50%, 06/20/29 (Call 03/20/29)(b)	250	264,624
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	638	659,996
3.00%, 04/01/25 (Call 01/01/25)	315	329,363
3.05%, 03/15/22 (Call 12/15/21)	1,032	1,059,859
3.05%, 09/01/22 (Call 06/01/22)	680	699,961
3.25%, 06/15/27 (Call 03/15/27)	175	187,244
3.40%, 09/01/24 (Call 06/01/24)	25	26,554
3.45%, 09/15/21 (Call 06/15/21)	600	615,809
3.65%, 09/01/25 (Call 06/01/25)	210	228,304
3.75%, 04/01/24 (Call 01/01/24)	643	687,922
3.85%, 09/01/23 (Call 06/01/23)	741	793,151
3.90%, 08/01/46 (Call 02/01/46)	775	885,706
4.05%, 06/15/48 (Call 12/15/47)(a)	124	145,691
4.10%, 06/01/21 (Call 03/01/21)	60	61,927
4.13%, 06/15/47 (Call 12/15/46)	180	214,646
4.15%, 04/01/45 (Call 10/01/44)	550	645,006
4.15%, 12/15/48 (Call 06/15/48)	390	467,336
4.38%, 09/01/42 (Call 03/01/42)	560	666,761
4.40%, 03/15/42 (Call 09/15/41)	630	748,250
4.45%, 03/15/43 (Call 09/15/42)	510	614,562

S C H E D U L E S O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.55%, 09/01/44 (Call 03/01/44)	$465	$566,452
4.70%, 09/01/45 (Call 03/01/45)	185	230,914
4.90%, 04/01/44 (Call 10/01/43)	762	976,540
4.95%, 09/15/41 (Call 03/15/41)	160	201,668
5.15%, 09/01/43 (Call 03/01/43)	220	285,738
5.40%, 06/01/41 (Call 12/01/40)	532	712,341
5.75%, 05/01/40 (Call 11/01/39)	457	626,893
6.15%, 05/01/37	62	87,441
7.00%, 12/15/25	50	63,711
7.95%, 08/15/30	339	501,470
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	80	80,226
2.85%, 12/15/21 (Call 09/15/21)	35	35,555
2.95%, 11/21/24 (Call 08/21/24)	450	467,151
3.20%, 08/02/46 (Call 02/02/46)	65	68,166
3.65%, 02/03/48 (Call 08/03/47)	125	143,348
4.45%, 01/20/49 (Call 07/20/48)	1,500	1,947,851
4.50%, 11/07/43 (Call 05/07/43)	50	61,544
6.25%, 08/01/34	156	223,486
6.38%, 11/15/37	305	454,815
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	700	724,550
3.70%, 02/01/26 (Call 11/01/25)	55	58,836
4.00%, 06/01/28 (Call 03/01/28)	125	140,782
4.80%, 09/15/35 (Call 03/15/35)	295	357,825
4.80%, 08/01/45 (Call 02/01/45)	25	32,383
5.95%, 05/15/37	262	356,471
6.13%, 09/15/15 (Call 03/15/15)	485	732,398
7.13%, 10/15/31(a)	695	996,109
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	25	27,982
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	102	104,088
3.25%, 06/01/27 (Call 03/01/27)	874	927,680
3.35%, 11/01/25 (Call 08/01/25)	460	488,519
3.40%, 08/01/24 (Call 05/01/24)(a)	250	265,036
3.70%, 10/30/20 (Call 07/30/20)	200	203,100
3.70%, 11/01/23 (Call 08/01/23)	1,095	1,164,079
3.80%, 03/01/28 (Call 12/01/27)	1,581	1,740,021
3.80%, 11/01/46 (Call 05/01/46)	490	524,731
3.95%, 05/01/50 (Call 11/01/49)	567	627,896
4.10%, 03/15/44 (Call 09/15/43)	402	448,405
4.25%, 06/01/21 (Call 03/01/21)	130	134,031
4.25%, 03/15/29 (Call 12/15/28)	285	328,221
4.25%, 11/01/66 (Call 05/01/66)	120	132,607
4.30%, 03/01/48 (Call 09/01/47)	440	511,510
4.40%, 03/01/43 (Call 09/01/42)	300	344,306
4.50%, 03/15/49 (Call 09/15/48)	235	282,144
4.75%, 05/30/42 (Call 11/30/41)	350	420,525
4.75%, 11/15/48 (Call 05/15/48)	85	104,709
5.50%, 04/15/41 (Call 10/15/40)	160	203,464
6.00%, 10/01/36	175	230,453
6.15%, 05/01/37	427	574,048
6.22%, 04/30/40	527	721,139
FedEx Corp.
2.63%, 08/01/22	611	621,536
3.20%, 02/01/25	178	186,423
3.25%, 04/01/26 (Call 01/01/26)	25	26,149
3.30%, 03/15/27 (Call 12/15/26)	215	224,263
3.40%, 02/15/28 (Call 11/15/27)(a)	579	604,753

Security	Par (000)	Value

Transportation (continued)
3.88%, 08/01/42	$150	$148,634
4.00%, 01/15/24	706	759,971
4.05%, 02/15/48 (Call 08/15/47)(a)	450	459,547
4.10%, 04/15/43	325	331,348
4.10%, 02/01/45	305	313,530
4.20%, 10/17/28 (Call 07/17/28)(a)	425	471,036
4.40%, 01/15/47 (Call 07/15/46)	445	476,375
4.55%, 04/01/46 (Call 10/01/45)	875	956,676
4.75%, 11/15/45 (Call 05/15/45)	1,076	1,204,452
4.90%, 01/15/34	50	59,285
4.95%, 10/17/48 (Call 04/17/48)	250	292,021
5.10%, 01/15/44	390	455,271
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	475	486,687
3.88%, 03/01/26 (Call 01/01/26)(a)	550	591,855
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	450	460,401
4.95%, 08/15/45 (Call 02/15/45)	250	308,945
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	150	162,001
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	35	35,969
2.90%, 06/15/26 (Call 03/15/26)	322	333,113
3.00%, 04/01/22 (Call 01/01/22)	330	337,005
3.15%, 06/01/27 (Call 03/01/27)	15	15,931
3.25%, 12/01/21 (Call 09/01/21)	2,505	2,559,533
3.65%, 08/01/25 (Call 06/01/25)	70	75,256
3.80%, 08/01/28 (Call 05/01/28)	975	1,089,020
3.94%, 11/01/47 (Call 05/01/47)	518	579,577
3.95%, 10/01/42 (Call 04/01/42)(a)	250	274,625
4.10%, 05/15/49 (Call 11/15/48)(a)	85	98,028
4.15%, 02/28/48 (Call 08/28/47)(a)	115	134,759
4.45%, 06/15/45 (Call 12/15/44)	680	811,064
4.65%, 01/15/46 (Call 07/15/45)	360	440,249
4.84%, 10/01/41(a)	457	564,200
5.10%, 08/01/18 (Call 02/01/18)	300	384,213
5.59%, 05/17/25	365	423,674
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(b)	600	653,250
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)(a)	50	50,448
2.50%, 09/01/24 (Call 08/01/24)	75	75,602
2.80%, 03/01/22 (Call 02/01/22)	250	253,610
3.40%, 03/01/23 (Call 02/01/23)	240	249,091
3.50%, 06/01/21(a)	75	76,975
3.65%, 03/18/24 (Call 02/18/24)(a)	400	423,144
3.75%, 06/09/23 (Call 05/09/23)(a)	75	79,009
3.88%, 12/01/23 (Call 11/01/23)	675	717,509
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)	500	634,277
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	150	153,771
2.75%, 03/01/26 (Call 12/01/25)	610	629,407
2.95%, 03/01/22	95	97,308
3.00%, 04/15/27 (Call 01/15/27)	300	312,986
3.25%, 08/15/25 (Call 05/15/25)(a)	780	821,906
3.38%, 02/01/35 (Call 08/01/34)	395	408,911
3.55%, 08/15/39 (Call 02/15/39)	105	111,648
3.75%, 07/15/25 (Call 05/15/25)	25	27,003
3.80%, 10/01/51 (Call 04/01/51)	1,205	1,312,081
3.88%, 02/01/55 (Call 08/01/54)	510	552,598
3.95%, 09/10/28 (Call 06/10/28)	1,370	1,540,407
3.95%, 08/15/59 (Call 02/15/59)	195	214,015

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.00%, 04/15/47 (Call 10/15/46)	$275	$310,536
4.05%, 11/15/45 (Call 05/15/45)	75	83,872
4.10%, 09/15/67 (Call 03/15/67)	105	111,911
4.15%, 01/15/45 (Call 07/15/44)	525	584,517
4.16%, 07/15/22 (Call 04/15/22)	929	979,804
4.25%, 04/15/43 (Call 10/15/42)	25	28,603
4.30%, 03/01/49 (Call 09/01/48)	595	707,245
4.38%, 09/10/38 (Call 03/10/38)	1,230	1,452,631
4.38%, 11/15/65 (Call 05/15/65)	370	422,578
4.50%, 09/10/48 (Call 03/10/48)	1,215	1,479,562
4.75%, 09/15/41 (Call 03/15/41)	100	119,971
4.80%, 09/10/58 (Call 03/10/58)	65	80,876
6.63%, 02/01/29(a)	25	33,215
United Parcel Service Inc.
2.05%, 04/01/21	140	140,127
2.20%, 09/01/24 (Call 08/01/24)	40	40,363
2.40%, 11/15/26 (Call 08/15/26)	205	207,755
2.45%, 10/01/22	845	859,550
2.50%, 04/01/23 (Call 03/01/23)	896	911,477
2.50%, 09/01/29 (Call 06/01/29)	105	106,072
2.80%, 11/15/24 (Call 09/15/24)	635	658,470
3.05%, 11/15/27 (Call 08/15/27)	506	533,595
3.13%, 01/15/21	531	539,472
3.40%, 03/15/29 (Call 12/15/28)	165	179,790
3.40%, 11/15/46 (Call 05/15/46)	315	328,717
3.40%, 09/01/49 (Call 03/01/49)	35	36,586
3.75%, 11/15/47 (Call 05/15/47)	920	1,015,817
4.25%, 03/15/49 (Call 09/15/48)	250	299,095
4.88%, 11/15/40 (Call 05/15/40)	75	93,044
6.20%, 01/15/38	1,181	1,653,111

		73,056,351

Trucking & Leasing — 0.2%
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27)(a)(b)	75	78,306
4.13%, 08/01/25 (Call 06/01/25)(b)	300	320,130
4.88%, 10/01/25 (Call 07/01/25)(b)	130	143,351
6.75%, 04/06/21(b)	500	534,073
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	50	51,429
3.50%, 03/15/28 (Call 12/15/27)	255	266,593
3.85%, 03/30/27 (Call 12/30/26)	247	262,843
3.90%, 03/30/23	100	104,759
4.35%, 02/15/24 (Call 01/15/24)	600	646,686
4.50%, 03/30/45 (Call 09/30/44)(a)	120	132,190
4.55%, 11/07/28 (Call 08/07/28)	280	314,330
4.70%, 04/01/29 (Call 01/01/29)	325	371,680
4.75%, 06/15/22	500	532,942
4.85%, 06/01/21	150	156,670
5.20%, 03/15/44 (Call 09/15/43)(a)	100	121,829
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	75	75,694
3.38%, 02/01/22 (Call 12/01/21)(b)	275	281,392
3.40%, 11/15/26 (Call 08/15/26)(b)	327	337,080
3.45%, 07/01/24 (Call 06/01/24)(b)	575	598,498
3.65%, 07/29/21 (Call 06/29/21)(a)(b)	115	117,707
3.90%, 02/01/24 (Call 01/01/24)(b)	400	422,981
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	525	558,606
4.13%, 08/01/23 (Call 07/01/23)(b)	235	249,035
4.20%, 04/01/27 (Call 01/01/27)(b)	100	107,804
4.25%, 01/17/23(a)(b)	100	106,156

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
4.45%, 01/29/26 (Call 11/29/25)(b)	$250	$273,644

		7,166,408

Water — 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	385	399,443
3.40%, 03/01/25 (Call 12/01/24)	335	353,039
3.45%, 06/01/29 (Call 03/01/29)	150	161,811
3.75%, 09/01/28 (Call 06/01/28)	495	546,043
3.75%, 09/01/47 (Call 03/01/47)	1,110	1,225,054
3.85%, 03/01/24 (Call 12/01/23)	745	794,500
4.20%, 09/01/48 (Call 03/01/48)(a)	65	76,621
4.30%, 12/01/42 (Call 06/01/42)	100	114,697
4.30%, 09/01/45 (Call 03/01/45)	675	806,344
6.59%, 10/15/37	477	684,256
Aqua America Inc., 3.57%, 05/01/29 (Call 02/01/29)	155	168,703
United Utilities PLC, 6.88%, 08/15/28	150	189,919

		5,520,430

Total Corporate Bonds & Notes — 97.0% (Cost: $3,290,751,366)		3,509,280,972

Foreign Government Obligations(f)

South Korea — 0.2%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	360	458,948
Korea Gas Corp., 3.13%, 07/20/27(a)(b)	1,225	1,299,406
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	370	390,119
3.75%, 07/25/23(b)	1,390	1,472,624
Korea National Oil Corp.
3.38%, 03/27/27(b)	500	535,156
4.00%, 01/23/24(b)	1,000	1,075,312

		5,231,565

Total Foreign Government Obligations — 0.2% (Cost: $4,767,373)		5,231,565

Short-Term Investments

Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(g)(h)(i)	298,405	298,554,242
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(g)(h)	70,732	70,732,000

		369,286,242

Total Short-Term Investments — 10.2% (Cost: $369,170,729)		369,286,242

Total Investments in Securities — 107.4% (Cost: $3,664,689,468)		3,883,798,779

Other Assets, Less Liabilities — (7.4)%		(266,904,653)

Net Assets — 100.0%		$3,616,894,126

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

S C H E D U L E S O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Broad USD Investment Grade Corporate Bond ETF

(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	298,764	(359)	298,405	$298,554,242	$409,293	(b)	$2,763		$29,045
BlackRock Cash Funds: Treasury, SL Agency Shares	60,825	9,907	70,732	70,732,000	740,691		—		—

				$369,286,242	$1,149,984		$2,763		$29,045

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$3,509,280,972	$—	$3,509,280,972
Foreign Government Obligations	—	5,231,565	—	5,231,565
Money Market Funds	369,286,242	—	—	369,286,242

	$369,286,242	$3,514,512,537	$—	$3,883,798,779

See notes to financial statements.

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.50%, 10/01/20	$702	$711,627
3.75%, 10/01/21	1,782	1,830,759
3.75%, 02/15/23(a)	4,760	5,005,022
4.00%, 03/15/22(a)	233	241,931
4.20%, 04/15/24	4,625	4,998,527
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22(a)	8,117	8,445,830
WPP Finance 2010
3.63%, 09/07/22	50	51,715
4.75%, 11/21/21	938	984,562

		22,269,973

Aerospace & Defense — 1.5%
Airbus Finance BV, 2.70%, 04/17/23(a)(b)	10,235	10,447,712
BAE Systems PLC, 4.75%, 10/11/21(a)(b)	315	330,355
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	10,192	10,161,099
1.88%, 06/15/23 (Call 04/15/23)(a)	205	203,846
2.13%, 03/01/22 (Call 02/01/22)	525	527,192
2.30%, 08/01/21	3,000	3,020,198
2.35%, 10/30/21	697	702,140
2.70%, 05/01/22(a)	1,150	1,172,056
2.80%, 03/01/23 (Call 02/01/23)	495	507,129
2.80%, 03/01/24 (Call 02/01/24)	4,410	4,545,889
8.75%, 08/15/21	292	328,404
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	278	277,684
2.25%, 11/15/22 (Call 08/15/22)(a)	2,171	2,196,552
2.38%, 11/15/24 (Call 09/15/24)	5,000	5,107,242
3.00%, 05/11/21	16,039	16,346,445
3.38%, 05/15/23 (Call 04/15/23)	1,850	1,946,395
3.88%, 07/15/21 (Call 04/15/21)(a)	309	319,061
L3Harris Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)(b)	7,660	8,091,728
4.95%, 02/15/21 (Call 11/15/20)(b)	949	978,314
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	13,035	13,104,293
3.10%, 01/15/23 (Call 11/15/22)	597	619,566
3.35%, 09/15/21	7,834	8,045,189
Northrop Grumman Corp.
2.08%, 10/15/20(a)	8,900	8,905,719
2.55%, 10/15/22 (Call 09/15/22)(a)	10,922	11,091,431
3.25%, 08/01/23(a)	8,452	8,846,392
3.50%, 03/15/21	2,937	3,000,043
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)(a)	7,310	7,404,573
3.13%, 10/15/20	9,285	9,398,780
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	9,777	9,946,266
3.10%, 11/15/21 (Call 08/15/21)(a)	250	254,612
3.20%, 03/15/24 (Call 01/15/24)	435	451,973
3.70%, 12/15/23 (Call 09/15/23)(a)	4,385	4,637,635
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	4,234	4,399,834
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	5,257	5,253,836
2.30%, 05/04/22 (Call 04/04/22)(a)	320	322,779
2.80%, 05/04/24 (Call 03/04/24)	2,550	2,627,460
3.10%, 06/01/22(a)	16,131	16,646,087

Security	Par (000)	Value

Aerospace & Defense (continued)
3.35%, 08/16/21	$1,924	$1,972,906
3.65%, 08/16/23 (Call 07/16/23)	14,555	15,446,448

		199,585,263

Agriculture — 1.6%
Altria Group Inc.
2.85%, 08/09/22	12,916	13,165,683
2.95%, 05/02/23(a)	400	409,373
3.49%, 02/14/22	7,302	7,543,150
3.80%, 02/14/24 (Call 01/14/24)(a)	7,173	7,596,653
4.00%, 01/31/24	8,092	8,641,539
4.75%, 05/05/21(a)	9,101	9,494,261
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (Call 02/15/22)	7,021	7,280,553
4.48%, 03/01/21	2,727	2,829,111
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)(a)	44,635	45,187,238
3.22%, 08/15/24 (Call 06/15/24)	150	154,124
BAT International Finance PLC, 3.25%, 06/07/22(a)(b)	2,110	2,158,792
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	5,956	6,026,226
3.50%, 11/24/20(a)	4,864	4,929,434
4.35%, 03/15/24 (Call 02/15/24)(a)	4,155	4,435,447
Imperial Brands Finance PLC
2.95%, 07/21/20(b)	100	100,523
3.13%, 07/26/24 (Call 06/26/24)(b)	5,000	5,082,585
3.50%, 02/11/23 (Call 11/11/22)(a)(b)	17,315	17,778,716
3.75%, 07/21/22 (Call 05/21/22)(a)(b)	845	874,042
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	1,661	1,658,310
2.13%, 05/10/23 (Call 03/10/23)(a)	3,785	3,778,595
2.38%, 08/17/22 (Call 07/17/22)	6,068	6,121,415
2.50%, 08/22/22	5,175	5,237,672
2.50%, 11/02/22 (Call 10/02/22)	9,224	9,325,975
2.63%, 02/18/22 (Call 01/18/22)(a)	1,340	1,357,690
2.63%, 03/06/23	2,033	2,069,799
2.88%, 05/01/24 (Call 04/01/24)	12,499	12,826,851
2.90%, 11/15/21	4,565	4,639,907
3.60%, 11/15/23	60	63,326
4.13%, 05/17/21	750	773,087
Reynolds American Inc.
4.00%, 06/12/22(a)	10,281	10,750,562
4.85%, 09/15/23	600	655,385

		202,946,024

Airlines — 0.2%
Delta Air Lines Inc.
2.60%, 12/04/20	1,771	1,776,595
3.40%, 04/19/21	6,688	6,779,851
3.63%, 03/15/22 (Call 02/15/22)(a)	1,915	1,967,657
3.80%, 04/19/23 (Call 03/19/23)	8,183	8,511,782
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	6,887	6,931,882
2.75%, 11/16/22 (Call 10/16/22)	10	10,158

		25,977,925

Apparel — 0.1%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	265	269,260
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)(a)	6,171	6,205,705
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	361	369,914

		6,844,879

S C H E D U L E S O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.65%, 07/12/21	$1,806	$1,797,396
1.70%, 09/09/21(a)	1,071	1,066,436
2.40%, 06/27/24(a)	5,280	5,372,734
2.45%, 09/24/20	7,370	7,406,138
2.60%, 11/16/22(a)	822	837,813
2.65%, 02/12/21	12,864	12,975,637
2.90%, 02/16/24	2,345	2,431,550
3.15%, 01/08/21	400	405,974
3.38%, 12/10/21	12,334	12,731,029
3.55%, 01/12/24	7,015	7,490,309
3.63%, 10/10/23(a)	5,600	5,952,702
3.80%, 09/20/21(b)	1,350	1,397,337
BMW Finance NV
2.25%, 08/12/22(b)	2,500	2,505,469
2.40%, 08/14/24 (Call 07/14/24)(b)	2,500	2,504,876
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(a)(b)	30	29,788
2.00%, 04/11/21 (Call 03/11/21)(b)	1,738	1,733,680
2.70%, 04/06/22 (Call 03/06/22)(a)(b)	2,752	2,788,197
2.95%, 04/14/22(a)(b)	11,602	11,857,516
3.10%, 04/12/21(b)	1,970	1,998,302
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	5,135	5,324,064
3.40%, 08/13/21(b)	7,585	7,753,016
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	13,225	13,797,006
Daimler Finance North America LLC
2.00%, 07/06/21(b)	1,590	1,580,037
2.20%, 10/30/21(b)	2,100	2,097,143
2.30%, 02/12/21(b)	1,294	1,293,652
2.55%, 08/15/22(b)	7,000	7,027,352
2.70%, 06/14/24(a)(b)	3,000	3,015,942
3.00%, 02/22/21(b)	745	751,762
3.35%, 05/04/21(b)	5,085	5,168,384
3.35%, 02/22/23(a)(b)	4,915	5,065,307
3.40%, 02/22/22(a)(b)	12,570	12,879,358
3.65%, 02/22/24(a)(b)	9,740	10,198,123
3.70%, 05/04/23(b)	8,560	8,939,811
3.75%, 11/05/21(a)(b)	5,920	6,094,286
3.88%, 09/15/21(b)	1,083	1,114,517
Ford Motor Credit Co. LLC
2.34%, 11/02/20	7,010	6,979,117
2.98%, 08/03/22 (Call 07/03/22)	534	533,267
3.10%, 05/04/23	11,390	11,286,414
3.20%, 01/15/21(a)	3,495	3,512,201
3.22%, 01/09/22	1,500	1,503,736
3.34%, 03/18/21	2,115	2,126,305
3.34%, 03/28/22 (Call 02/28/22)	471	473,454
3.47%, 04/05/21(a)	12,117	12,235,508
3.81%, 10/12/21	4,900	4,987,438
3.81%, 01/09/24 (Call 11/09/23)(a)	3,420	3,448,654
4.14%, 02/15/23 (Call 01/15/23)	5,740	5,886,035
4.25%, 09/20/22	10,362	10,716,119
5.58%, 03/18/24 (Call 02/18/24)	912	980,339
5.60%, 01/07/22	12,905	13,646,829
5.75%, 02/01/21	850	882,618
5.88%, 08/02/21	15,995	16,835,830
General Motors Co., 4.88%, 10/02/23	1,010	1,086,326
General Motors Financial Co. Inc.
2.45%, 11/06/20	4,990	4,988,697
3.15%, 06/30/22 (Call 05/30/22)(a)	12,019	12,183,937

Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 07/06/21 (Call 06/06/21)	$12,661	$12,816,620
3.25%, 01/05/23 (Call 12/05/22)	2,085	2,118,058
3.45%, 01/14/22 (Call 12/14/21)(a)	1,318	1,343,183
3.45%, 04/10/22 (Call 02/10/22)	475	484,417
3.55%, 04/09/21(a)	11,024	11,208,209
3.55%, 07/08/22(a)	6,150	6,301,995
3.70%, 11/24/20 (Call 10/24/20)	9,908	10,050,008
3.70%, 05/09/23 (Call 03/09/23)	11,656	11,955,754
3.95%, 04/13/24 (Call 02/13/24)	9,770	10,104,180
4.15%, 06/19/23 (Call 05/19/23)(a)	10,162	10,609,861
4.20%, 03/01/21 (Call 02/01/21)	8,450	8,649,425
4.20%, 11/06/21	6,522	6,762,948
4.25%, 05/15/23	585	612,459
4.38%, 09/25/21	760	787,082
5.10%, 01/17/24 (Call 12/17/23)	5,811	6,281,857
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(a)(b)	230	230,147
3.35%, 02/15/23 (Call 01/15/23)(b)	6,760	6,900,702
3.55%, 05/21/21(b)	330	335,896
4.05%, 02/04/22(b)	5,497	5,696,559
Hyundai Capital America
3.00%, 10/30/20(b)	612	615,442
3.25%, 09/20/22(b)	375	382,148
3.75%, 07/08/21(a)(b)	1,800	1,842,750
3.95%, 02/01/22(b)	7,800	7,989,540
4.13%, 06/08/23(b)	12,520	13,157,737
Hyundai Capital Services Inc.
3.00%, 03/06/22(b)	2,550	2,573,475
3.75%, 03/05/23(b)	2,000	2,077,017
Nissan Motor Acceptance Corp.
2.15%, 09/28/20(a)(b)	1,005	1,002,811
2.55%, 03/08/21(b)	400	400,372
2.80%, 01/13/22(a)(b)	9,770	9,864,790
3.15%, 03/15/21(b)	400	404,462
3.65%, 09/21/21(b)	5,720	5,859,856
3.88%, 09/21/23(a)(b)	5,050	5,320,961
PACCAR Financial Corp.
2.05%, 11/13/20(a)	561	561,548
2.15%, 08/15/24	5,000	5,024,002
2.25%, 02/25/21	540	542,402
2.30%, 08/10/22	530	535,670
2.65%, 05/10/22(a)	5,087	5,189,073
2.80%, 03/01/21	3,212	3,253,807
3.10%, 05/10/21	7,059	7,194,452
3.15%, 08/09/21	6,560	6,704,522
3.40%, 08/09/23	6,570	6,911,201
Toyota Motor Corp.
2.16%, 07/02/22(a)	5,040	5,084,451
3.18%, 07/20/21(a)	6,379	6,528,685
3.42%, 07/20/23	6,035	6,400,638
Toyota Motor Credit Corp.
1.90%, 04/08/21	1,007	1,007,269
2.15%, 09/08/22	1,150	1,159,956
2.25%, 10/18/23(a)	645	652,766
2.60%, 01/11/22(a)	1,101	1,118,778
2.63%, 01/10/23(a)	2,210	2,263,090
2.65%, 04/12/22	10,075	10,271,867
2.70%, 01/11/23	3,687	3,793,428
2.75%, 05/17/21	961	974,477
2.80%, 07/13/22(a)	115	118,237

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 04/17/24	$3,725	$3,870,273
2.95%, 04/13/21(a)	16,585	16,872,432
3.05%, 01/08/21(a)	3,304	3,356,917
3.30%, 01/12/22	6,791	7,009,925
3.35%, 01/08/24(a)	4,994	5,286,563
3.40%, 09/15/21(a)	2,535	2,608,689
3.45%, 09/20/23(a)	7,303	7,730,261
4.25%, 01/11/21	317	326,688
Volkswagen Group of America Finance LLC
4.00%, 11/12/21(b)	4,350	4,506,652
4.25%, 11/13/23(b)	10,465	11,188,565
4.63%, 11/13/25(a)(b)	1,375	1,526,718

		593,990,190

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	767	817,825
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)(a)	1,425	1,502,414
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(b)	4,980	5,081,953
3.24%, 03/16/23 (Call 02/16/23)(b)	750	777,076
ZF North America Capital Inc., 4.50%, 04/29/22(a)(b)	5,290	5,472,414

		13,651,682

Banks — 30.4%
ABN AMRO Bank NV
2.65%, 01/19/21(b)	1,593	1,602,500
3.40%, 08/27/21(b)	9,950	10,177,149
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	5,000	5,228,125
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)(c)	3,250	3,392,257
4.75%, 10/12/23(b)	5,600	5,929,884
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21(b)	1,250	1,261,655
2.75%, 02/03/21(b)	1,000	1,008,751
3.40%, 03/19/24(b)	10,050	10,555,564
ASB Bank Ltd.
3.13%, 05/23/24(b)	4,180	4,323,916
3.75%, 06/14/23(a)(b)	7,240	7,639,335
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	2,125	2,169,939
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	35	35,057
3.30%, 05/17/21(a)	7,445	7,613,126
4.88%, 01/12/21(a)(b)	1,100	1,141,944
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	9,180	9,213,961
2.30%, 06/01/21	1,075	1,080,989
2.55%, 11/23/21	3,619	3,665,121
2.63%, 11/09/22	9,300	9,494,493
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20(a)	8,085	8,154,909
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(b)	4,375	4,489,844
Banco Internacional del Peru SAA Interbank, 6.63%, 03/19/29 (Call 03/19/24)(b)(c)	100	113,094
Banco Santander Chile, 2.50%, 12/15/20 (Call 11/15/20)(a)(b)	1,300	1,291,875
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22(b)	2,185	2,263,523

Security	Par (000)	Value

Banks (continued)
Banco Santander SA
2.71%, 06/27/24	$10,325	$10,508,785
3.13%, 02/23/23	11,500	11,761,611
3.50%, 04/11/22	2,535	2,612,408
3.85%, 04/12/23(a)	235	245,550
Bancolombia SA, 5.95%, 06/03/21(a)	2,070	2,184,142
Bangkok Bank PCL/Hong Kong
3.88%, 09/27/22(b)	5,000	5,214,063
4.05%, 03/19/24(b)	4,340	4,645,156
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)(a)	9,761	9,765,998
2.33%, 10/01/21 (Call 10/01/20)(c)	4,764	4,771,870
2.37%, 07/21/21 (Call 07/21/20)(a)(c)	15,720	15,745,610
2.50%, 10/21/22 (Call 10/21/21)	2,375	2,397,911
2.63%, 10/19/20(a)	11,646	11,735,229
2.63%, 04/19/21	10,749	10,849,605
2.74%, 01/23/22 (Call 01/23/21)(a)(c)	6,627	6,678,578
2.82%, 07/21/23 (Call 07/21/22)(c)	2,851	2,909,809
2.88%, 04/24/23 (Call 04/24/22)(c)	5,756	5,862,296
3.00%, 12/20/23 (Call 12/20/22)(c)	33,738	34,630,466
3.12%, 01/20/23 (Call 01/20/22)(c)	2,139	2,186,910
3.30%, 01/11/23	26,798	27,856,725
3.46%, 03/15/25 (Call 03/15/24)(c)	11,920	12,523,156
3.50%, 05/17/22 (Call 05/17/21)(c)	27,313	27,926,210
3.55%, 03/05/24 (Call 03/05/23)(c)	22,640	23,661,997
3.86%, 07/23/24 (Call 07/23/23)(c)	11,859	12,591,136
4.00%, 04/01/24	11,565	12,504,713
4.10%, 07/24/23	844	906,737
4.13%, 01/22/24(a)	1,995	2,158,101
5.00%, 05/13/21	615	644,488
5.70%, 01/24/22	5,514	5,983,727
5.88%, 01/05/21	405	425,464
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	1,655	1,705,714
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	10,050	10,740,938
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	350	367,478
Bank of Montreal
1.90%, 08/27/21(a)	2,764	2,765,190
2.35%, 09/11/22	1,385	1,404,456
2.50%, 06/28/24	10,150	10,293,566
2.55%, 11/06/22 (Call 10/06/22)	1,967	2,002,956
2.90%, 03/26/22(a)	13,854	14,147,485
4.34%, 10/05/28 (Call 10/05/23)(c)	5,430	5,771,197
Series D, 3.10%, 04/13/21	11,854	12,072,094
Series E, 3.30%, 02/05/24(a)	18,652	19,543,581
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22	2,500	2,497,881
2.05%, 05/03/21 (Call 04/03/21)(a)	9,163	9,185,002
2.20%, 08/16/23 (Call 06/16/23)(a)	2,826	2,847,586
2.45%, 11/27/20 (Call 10/27/20)	11,892	11,946,317
2.50%, 04/15/21 (Call 03/15/21)(a)	7,038	7,097,684
2.60%, 02/07/22 (Call 01/07/22)(a)	1,677	1,704,489
2.66%, 05/16/23 (Call 05/16/22)(a)(c)	2,910	2,957,992
2.95%, 01/29/23 (Call 12/29/22)	2,466	2,542,165
3.40%, 05/15/24 (Call 04/15/24)	1,575	1,666,091
3.45%, 08/11/23	470	494,962
3.50%, 04/28/23	5,813	6,127,665
3.55%, 09/23/21 (Call 08/23/21)	8,846	9,109,399
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	3,413	3,641,691
Bank of New Zealand, 3.50%, 02/20/24(a)(b)	5,000	5,266,549

S C H E D U L E S O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The)
2.35%, 10/21/20	$5,626	$5,652,697
2.38%, 01/18/23	2,490	2,516,028
2.45%, 03/22/21(a)	9,329	9,397,446
2.45%, 09/19/22(a)	520	529,052
2.50%, 01/08/21	8,373	8,436,806
2.70%, 03/07/22	5,250	5,348,852
2.80%, 07/21/21(a)	1,510	1,534,590
3.13%, 04/20/21(a)	9,292	9,471,633
3.40%, 02/11/24(a)	6,550	6,902,380
4.38%, 01/13/21	3,251	3,358,125
4.65%, (Call 10/12/22)(a)(c)(d)	6,755	6,651,108
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21(a)(b)	400	403,374
3.75%, 07/20/23(a)(b)	13,645	14,400,936
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	11,980	12,032,274
5.14%, 10/14/20	6,398	6,550,015
10.18%, 06/12/21(a)(b)	850	953,106
Barclays PLC
3.20%, 08/10/21(a)	11,400	11,501,921
3.25%, 01/12/21(a)	9,292	9,367,724
3.68%, 01/10/23 (Call 01/10/22)	2,845	2,891,305
3.93%, 05/07/25 (Call 05/07/24)(c)	7,050	7,246,881
4.34%, 05/16/24 (Call 05/16/23)(c)	13,825	14,409,214
4.61%, 02/15/23 (Call 02/15/22)(c)	8,824	9,143,511
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	4,832	4,836,169
2.15%, 02/01/21 (Call 01/01/21)	6,295	6,305,714
2.50%, 08/01/24 (Call 07/01/24)	5,000	5,079,869
2.75%, 04/01/22 (Call 03/01/22)	713	725,633
3.05%, 06/20/22 (Call 05/20/22)(a)	7,320	7,509,152
3.20%, 09/03/21 (Call 08/03/21)	1,478	1,509,685
3.75%, 12/06/23 (Call 11/06/23)	6,172	6,586,010
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(b)	14,945	16,140,600
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)(a)	5,000	5,015,977
3.50%, 06/11/21 (Call 05/11/21)	9,825	10,005,575
BNP Paribas SA
2.95%, 05/23/22(a)(b)	1,497	1,522,055
3.25%, 03/03/23(a)	2,601	2,708,999
3.50%, 03/01/23(b)	11,075	11,496,262
3.80%, 01/10/24(a)(b)	700	736,796
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	15,010	16,263,401
5.00%, 01/15/21(a)	21,070	21,883,224
BNZ International Funding Ltd./London
2.10%, 09/14/21(b)	200	199,800
3.38%, 03/01/23(a)(b)	9,550	9,936,090
BPCE SA
2.65%, 02/03/21	3,425	3,449,506
2.75%, 12/02/21	930	942,619
2.75%, 01/11/23(a)(b)	5,200	5,307,288
3.00%, 05/22/22(a)(b)	14,500	14,744,174
4.00%, 09/12/23(a)(b)	3,000	3,174,633
4.00%, 04/15/24(a)	9,475	10,217,600
5.15%, 07/21/24(b)	5,711	6,269,996
5.70%, 10/22/23(b)	676	746,622
Branch Banking & Trust Co., 2.63%, 01/15/22 (Call 12/15/21)	4,601	4,666,067

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
2.10%, 10/05/20(a)	$9,068	$9,084,662
2.55%, 06/16/22	7,396	7,525,974
2.61%, 07/22/23 (Call 07/22/22)(c)	5,000	5,045,998
2.70%, 02/02/21	5,362	5,417,018
3.10%, 04/02/24	2,755	2,856,851
3.50%, 09/13/23	6,330	6,698,448
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	5,627	5,634,867
2.65%, 08/08/22 (Call 07/08/22)	2,025	2,053,865
2.95%, 07/23/21 (Call 06/23/21)	10,025	10,151,068
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)(a)	14,285	14,299,406
2.84%, 05/20/22 (Call 05/20/21)(c)	6,175	6,243,874
2.85%, 02/12/21 (Call 01/12/21)	22,635	22,898,430
3.17%, 02/19/22 (Call 02/19/21)(c)	6,535	6,632,236
3.40%, 07/23/21 (Call 06/23/21)	13,350	13,678,560
3.65%, 01/23/24 (Call 12/23/23)	26,030	27,719,570
Citigroup Inc.
2.35%, 08/02/21	3,032	3,051,414
2.65%, 10/26/20	15,724	15,818,229
2.70%, 03/30/21	9,702	9,800,583
2.70%, 10/27/22 (Call 09/27/22)	3,285	3,341,047
2.75%, 04/25/22 (Call 03/25/22)(a)	8,370	8,519,960
2.88%, 07/24/23 (Call 07/24/22)(c)	4,978	5,066,398
2.90%, 12/08/21 (Call 11/08/21)	2,211	2,249,328
3.14%, 01/24/23 (Call 01/24/22)(c)	22,758	23,271,392
3.35%, 04/24/25 (Call 04/24/24)(c)	1,000	1,043,051
3.50%, 05/15/23	2,613	2,718,086
3.75%, 06/16/24	327	350,366
3.88%, 10/25/23(a)	700	746,726
4.04%, 06/01/24 (Call 06/01/23)(a)(c)	21,538	22,926,276
4.05%, 07/30/22	12,088	12,677,229
4.50%, 01/14/22	9,680	10,213,268
Citizens Bank N.A./Providence RI
2.25%, 10/30/20 (Call 09/30/20)(a)	7,470	7,480,649
2.55%, 05/13/21 (Call 04/13/21)(a)	3,656	3,682,880
2.65%, 05/26/22 (Call 04/26/22)	1,460	1,482,481
3.25%, 02/14/22 (Call 01/14/22)	6,710	6,889,066
3.70%, 03/29/23 (Call 02/28/23)(a)	9,160	9,643,560
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	280	280,941
4.15%, 09/28/22(b)	200	208,766
Comerica Bank, 2.50%, 07/23/24	5,000	5,112,417
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	10,243	10,827,878
Commerzbank AG, 8.13%, 09/19/23(a)(b)	5,825	6,767,853
Commonwealth Bank of Australia
2.00%, 09/06/21(a)(b)	95	95,064
2.05%, 09/18/20(b)	1,560	1,561,459
2.75%, 03/10/22(b)	500	510,262
3.35%, 06/04/24(a)(b)	9,550	10,107,717
3.45%, 03/16/23(b)	4,925	5,172,574
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20(a)	10,201	10,246,530
2.55%, 03/15/21(a)	1,435	1,447,489
Cooperatieve Rabobank UA
2.63%, 07/22/24(a)(b)	4,180	4,257,589
3.88%, 02/08/22(a)	7,603	7,944,224
3.88%, 09/26/23(a)(b)	5,813	6,196,531
3.95%, 11/09/22	1,880	1,968,545

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 01/11/21(a)	$1,222	$1,262,454
4.63%, 12/01/23	9,030	9,761,591
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	13,450	13,540,968
2.75%, 01/10/22	2,035	2,071,363
2.75%, 01/10/23(a)	7,995	8,208,555
3.13%, 04/26/21	9,500	9,666,570
Credit Agricole SA/London
2.38%, 07/01/21(b)	850	853,838
3.38%, 01/10/22(b)	17,574	18,003,151
3.75%, 04/24/23(a)(b)	5,755	6,026,922
Credit Suisse AG/New York NY
3.00%, 10/29/21	16,600	16,927,590
4.38%, 08/05/20	95	97,047
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(a)(b)(c)	9,600	9,732,048
3.57%, 01/09/23 (Call 01/09/22)(a)(b)	2,175	2,230,016
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	6,870	7,273,821
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	9,130	9,232,234
3.45%, 04/16/21	10,385	10,572,521
3.80%, 09/15/22	2,921	3,048,397
3.80%, 06/09/23	12,275	12,885,467
Danske Bank A/S
2.00%, 09/08/21(b)	1,075	1,066,043
2.70%, 03/02/22(a)(b)	9,630	9,685,373
2.75%, 09/17/20(b)	200	200,691
2.80%, 03/10/21(a)(b)	750	754,320
3.88%, 09/12/23(b)	5,670	5,890,872
5.00%, 01/12/22(b)	600	632,797
5.38%, 01/12/24(a)(b)	8,740	9,637,710
Deutsche Bank AG, 3.38%, 05/12/21	6,749	6,751,665
Deutsche Bank AG/London, 3.70%, 05/30/24	1,778	1,774,272
Deutsche Bank AG/New York NY
3.13%, 01/13/21	62	61,728
3.15%, 01/22/21	15,611	15,555,854
3.30%, 11/16/22	1,838	1,826,866
3.38%, 05/12/21(a)	485	484,850
3.70%, 05/30/24	1,974	1,964,869
3.95%, 02/27/23	17,055	17,288,596
4.25%, 02/04/21(a)	675	682,579
4.25%, 10/14/21	6,450	6,559,163
Series D, 5.00%, 02/14/22	2,680	2,777,840
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	9,300	9,465,285
3.35%, 02/06/23 (Call 01/06/23)	11,685	12,091,571
4.20%, 08/08/23	820	880,386
4.68%, 08/09/28 (Call 08/09/23)(a)(c)	835	873,243
DNB Bank ASA
2.13%, 10/02/20(b)	1,975	1,975,968
2.38%, 06/02/21(a)(b)	350	351,451
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)(a)	1,500	1,520,242
3.50%, 03/15/22 (Call 02/15/22)(a)	410	423,593
3.65%, 01/25/24 (Call 12/25/23)	7,400	7,845,780
4.30%, 01/16/24 (Call 12/16/23)	1,235	1,331,462
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	5,320	5,332,045
2.25%, 06/14/21 (Call 05/14/21)	1,875	1,882,090
2.88%, 10/01/21 (Call 09/01/21)	9,015	9,153,171

Security	Par (000)	Value

Banks (continued)
3.35%, 07/26/21 (Call 06/26/21)(a)	$13,837	$14,159,959
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	2,031	2,055,968
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)(a)	2,795	2,816,573
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	4,223	4,230,817
2.60%, 12/27/20 (Call 12/27/19)	7,498	7,508,569
2.63%, 04/25/21 (Call 03/25/21)(a)	6,509	6,559,115
2.75%, 09/15/20 (Call 08/15/20)	8,426	8,469,193
2.88%, 02/25/21 (Call 01/25/21)	8,962	9,047,253
2.88%, 10/31/22 (Call 10/31/21)(c)	5,002	5,070,694
2.91%, 06/05/23 (Call 06/05/22)(a)(c)	13,186	13,416,936
2.91%, 07/24/23 (Call 07/24/22)(a)(c)	18,588	18,882,622
3.00%, 04/26/22 (Call 04/26/21)(a)	27,344	27,703,390
3.20%, 02/23/23 (Call 01/23/23)(a)	1,740	1,797,555
3.63%, 01/22/23(a)	19,772	20,680,278
3.63%, 02/20/24 (Call 01/20/24)	8,801	9,281,001
4.00%, 03/03/24	17,520	18,830,787
5.25%, 07/27/21	19,632	20,742,565
5.75%, 01/24/22	20,016	21,677,578
HSBC Bank PLC, 4.75%, 01/19/21(a)(b)	2,300	2,381,153
HSBC Holdings PLC
2.65%, 01/05/22(a)	21,085	21,296,594
2.95%, 05/25/21(a)	19,839	20,068,710
3.03%, 11/22/23 (Call 11/22/22)(c)	1,515	1,539,781
3.26%, 03/13/23 (Call 03/13/22)(c)	13,750	14,039,304
3.40%, 03/08/21	20,225	20,547,938
3.60%, 05/25/23(a)	1,885	1,969,779
3.80%, 03/11/25 (Call 03/11/24)(c)	4,725	4,934,150
3.95%, 05/18/24 (Call 05/18/23)(c)	21,555	22,621,123
4.00%, 03/30/22(a)	3,202	3,359,507
4.25%, 03/14/24(a)	10,160	10,719,743
4.88%, 01/14/22	107	113,470
5.10%, 04/05/21(a)	18,079	18,871,080
HSBC USA Inc.
3.50%, 06/23/24(a)	2,400	2,513,610
5.00%, 09/27/20	40	41,157
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)(a)	13,083	13,144,637
2.63%, 08/06/24 (Call 07/06/24)	1,935	1,967,757
3.15%, 03/14/21 (Call 02/14/21)	1,297	1,315,785
4.35%, 02/04/23(a)	1,000	1,058,565
7.00%, 12/15/20(a)	76	80,532
Huntington National Bank (The)
3.13%, 04/01/22 (Call 03/01/22)	3,965	4,065,086
3.25%, 05/14/21 (Call 04/14/21)	15,825	16,095,784
3.55%, 10/06/23 (Call 09/06/23)	500	527,874
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	10,260	10,250,381
2.91%, 11/13/20	300	301,245
2.96%, 11/08/22	6,535	6,620,772
ING Bank NV
2.75%, 03/22/21(a)(b)	1,210	1,221,045
5.00%, 06/09/21(b)	1,150	1,205,187
5.80%, 09/25/23(b)	1,325	1,470,420
ING Groep NV
3.15%, 03/29/22	10,625	10,892,075
3.55%, 04/09/24(a)	3,845	4,031,303
4.10%, 10/02/23	20,260	21,647,702

S C H E D U L E S O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)(b)	$3,075	$3,087,798
3.38%, 01/12/23(a)(b)	15,520	15,725,654
6.50%, 02/24/21(a)(b)	100	105,064
JPMorgan Chase &Co.
2.30%, 08/15/21 (Call 08/15/20)	17,709	17,753,841
2.40%, 06/07/21 (Call 05/07/21)(a)	6,910	6,952,496
2.55%, 10/29/20 (Call 09/29/20)	26,127	26,269,233
2.55%, 03/01/21 (Call 02/01/21)(a)	2,061	2,077,299
2.70%, 05/18/23 (Call 03/18/23)	1,732	1,771,944
2.78%, 04/25/23 (Call 04/25/22)(c)	2,378	2,414,613
2.97%, 01/15/23 (Call 01/15/22)(a)	2,424	2,473,676
3.20%, 01/25/23	21,600	22,435,299
3.21%, 04/01/23 (Call 04/01/22)(a)(c)	1,637	1,682,976
3.22%, 03/01/25 (Call 03/01/24)(a)(c)	19,260	20,129,782
3.25%, 09/23/22(a)	5,231	5,421,443
3.38%, 05/01/23	1,328	1,375,967
3.51%, 06/18/22 (Call 06/18/21)(a)(c)	27,285	27,930,575
3.56%, 04/23/24 (Call 04/23/23)(c)	22,895	24,039,401
3.63%, 05/13/24	2,585	2,764,190
3.80%, 07/23/24 (Call 07/23/23)(c)	2,740	2,910,238
3.88%, 02/01/24	8,408	9,040,579
4.02%, 12/05/24 (Call 12/05/23)(c)	16,555	17,793,801
4.25%, 10/15/20	16,542	16,947,369
4.35%, 08/15/21	15,722	16,404,799
4.50%, 01/24/22	8,555	9,054,017
4.63%, 05/10/21	5,857	6,103,629
JPMorgan Chase Bank N.A., 2.60%, 02/01/21 (Call 02/01/20)(c)	23,124	23,168,517
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	3,655	3,685,153
2.40%, 06/09/22(a)	775	784,350
2.50%, 11/22/21	5,635	5,690,721
3.30%, 02/01/22	2,825	2,912,291
3.35%, 06/15/21	3,150	3,219,465
3.38%, 03/07/23	9,370	9,778,060
KeyCorp.
2.90%, 09/15/20	1,653	1,666,627
5.10%, 03/24/21	3,190	3,332,924
Lloyds Bank PLC
2.25%, 08/14/22	5,000	5,004,728
3.30%, 05/07/21(a)	10,830	11,010,837
6.38%, 01/21/21	78	82,407
6.50%, 09/14/20(a)(b)	370	384,331
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(c)	16,220	16,270,949
3.00%, 01/11/22	4,324	4,380,455
3.10%, 07/06/21(a)	5,429	5,508,550
3.90%, 03/12/24	3,040	3,184,302
4.05%, 08/16/23(a)	13,535	14,190,829
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	8,060	8,503,416
Macquarie Bank Ltd., 6.63%, 04/07/21(b)	50	53,190
Macquarie Group Ltd., 3.19%, 11/28/23 (Call 11/28/22)(a)(b)(c)	16,960	17,340,294
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)(a)	4,455	4,494,632
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	17,165	17,172,754
2.53%, 09/13/23(a)	300	303,344
2.67%, 07/25/22(a)	20,593	20,841,928

Security	Par (000)	Value

Banks (continued)
2.80%, 07/18/24	$5,000	$5,115,063
2.95%, 03/01/21	9,800	9,906,490
3.00%, 02/22/22	16,879	17,206,760
3.22%, 03/07/22	585	599,786
3.41%, 03/07/24(a)	5,640	5,927,869
3.46%, 03/02/23	1,327	1,382,324
3.54%, 07/26/21	3,352	3,435,332
3.76%, 07/26/23	14,045	14,849,727
Mizuho Bank Ltd., 2.70%, 10/20/20(a)(b)	250	251,770
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	4,850	5,221,782
Mizuho Financial Group Inc.
2.27%, 09/13/21(a)	3,799	3,802,356
2.60%, 09/11/22	1,130	1,142,257
2.63%, 04/12/21(b)	200	201,206
2.72%, 07/16/23 (Call 07/16/22)(c)	5,000	5,059,295
2.95%, 02/28/22	26,080	26,555,392
3.55%, 03/05/23	9,910	10,351,197
3.92%, 09/11/24 (Call 09/11/23)(c)	6,985	7,404,136
Morgan Stanley
2.50%, 04/21/21	14,153	14,231,603
2.63%, 11/17/21	14,916	15,071,526
2.72%, 07/22/25 (Call 07/22/24)(c)	3,020	3,078,351
2.75%, 05/19/22	5,721	5,819,306
3.13%, 01/23/23	24,938	25,705,320
3.74%, 04/24/24 (Call 04/24/23)(c)	21,590	22,709,207
3.75%, 02/25/23(a)	2,685	2,823,965
4.10%, 05/22/23	20,951	22,183,323
4.88%, 11/01/22	2,575	2,770,045
5.50%, 07/28/21	17,901	18,992,682
5.75%, 01/25/21	11,605	12,178,689
Series F, 3.88%, 04/29/24(a)	11,465	12,300,974
MUFG Bank Ltd., 3.20%, 02/26/23(b)	400	413,989
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)(a)	14,229	14,613,612
National Australia Bank Ltd./New York
1.88%, 07/12/21	10,008	9,994,136
2.50%, 01/12/21	10,100	10,167,773
2.50%, 05/22/22(a)	825	838,089
2.63%, 01/14/21(a)	3,940	3,976,248
2.80%, 01/10/22	625	637,606
2.88%, 04/12/23	290	298,233
3.00%, 01/20/23	1,325	1,369,793
3.38%, 09/20/21	75	76,977
3.63%, 06/20/23	5,525	5,840,261
3.70%, 11/04/21	5,270	5,459,619
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	3,825	3,834,984
NatWest Markets PLC
3.63%, 09/29/22(b)	5,000	5,116,045
6.13%, 01/11/21(a)	285	298,411
NongHyup Bank, 2.88%, 07/17/22(b)	6,863	6,966,893
Nordea Bank Abp
2.25%, 05/27/21(b)	13,945	13,988,619
2.50%, 09/17/20(a)(b)	200	200,862
3.75%, 08/30/23(a)(b)	18,175	19,106,168
4.25%, 09/21/22(a)(b)	960	1,007,194
4.88%, 05/13/21(b)	695	721,203
Northern Trust Corp.
2.38%, 08/02/22	1,833	1,861,799

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 08/23/21	$52	$53,479
3.45%, 11/04/20	2,054	2,089,372
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(b)	425	453,555
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	1,085	1,087,998
2.45%, 11/05/20 (Call 10/06/20)	7,555	7,595,881
2.45%, 07/28/22 (Call 06/28/22)	500	506,564
2.50%, 01/22/21 (Call 12/23/20)	3,132	3,153,461
2.55%, 12/09/21 (Call 11/09/21)	2,090	2,113,912
2.63%, 02/17/22 (Call 01/18/22)	8,740	8,883,889
2.70%, 11/01/22 (Call 10/01/22)	2,875	2,922,822
2.95%, 01/30/23 (Call 12/30/22)	1,340	1,377,725
3.50%, 06/08/23 (Call 05/09/23)	10,975	11,576,317
3.80%, 07/25/23 (Call 06/25/23)	40	42,434
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(e)	75	76,744
3.30%, 03/08/22 (Call 02/06/22)(a)	134	138,338
3.50%, 01/23/24 (Call 12/23/23)	14,140	15,035,765
3.90%, 04/29/24 (Call 03/29/24)	2,350	2,532,117
RBC USA Holdco Corp., 5.25%, 09/15/20	77	79,461
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	6,585	6,643,459
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	3,551	3,611,539
3.20%, 02/08/21 (Call 01/08/21)	3,237	3,280,923
3.80%, 08/14/23 (Call 07/14/23)(a)	13,217	13,987,704
Royal Bank of Canada
2.15%, 10/26/20	5,561	5,574,865
2.35%, 10/30/20	8,155	8,194,716
2.50%, 01/19/21(a)	10,393	10,479,282
2.55%, 07/16/24	3,050	3,104,600
2.75%, 02/01/22(a)	12,690	12,961,455
2.80%, 04/29/22	3,865	3,947,786
3.20%, 04/30/21	12,295	12,564,914
3.70%, 10/05/23	6,186	6,576,575
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(c)	16,535	16,733,923
3.88%, 09/12/23	6,355	6,546,933
4.27%, 03/22/25 (Call 03/22/24)(c)	10,485	10,951,466
4.52%, 06/25/24 (Call 06/25/23)(c)	16,835	17,671,080
5.13%, 05/28/24	3,560	3,767,547
6.00%, 12/19/23	15,063	16,402,869
6.10%, 06/10/23	2,608	2,828,143
6.13%, 12/15/22	5,129	5,548,504
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	11,092	11,409,655
3.70%, 03/28/22 (Call 02/28/22)	4,914	5,042,360
4.45%, 12/03/21 (Call 11/03/21)	5,368	5,600,457
Series FXD, 3.50%, 06/07/24 (Call 05/07/24)(a)	5,130	5,298,323
Santander UK Group Holdings PLC
2.88%, 10/16/20(a)	1,104	1,108,056
2.88%, 08/05/21	7,223	7,248,411
3.13%, 01/08/21(a)	5,267	5,295,301
3.37%, 01/05/24 (Call 01/05/23)(a)(c)	12,925	13,158,936
3.57%, 01/10/23 (Call 01/10/22)	2,434	2,478,952
4.80%, 11/15/24 (Call 11/15/23)(a)(c)	5,520	5,908,392
Santander UK PLC
2.13%, 11/03/20	7,190	7,182,862
2.50%, 01/05/21	7,843	7,871,649
2.88%, 06/18/24(a)	3,000	3,049,692

Security	Par (000)	Value

Banks (continued)
3.40%, 06/01/21(a)	$9,708	$9,908,746
3.75%, 11/15/21	2,905	2,994,629
4.00%, 03/13/24	5,641	6,002,627
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	2,750	2,737,584
2.63%, 03/15/21	16,048	16,191,836
3.25%, 05/17/21(b)	500	509,228
Societe Generale SA
3.25%, 01/12/22(a)(b)	9,260	9,453,951
3.88%, 03/28/24(b)	6,935	7,301,492
4.25%, 09/14/23(b)	14,135	15,038,759
5.20%, 04/15/21(a)(b)	475	497,763
Standard Chartered PLC
3.05%, 01/15/21(a)(b)	8,800	8,860,339
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	4,300	4,438,072
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(c)	15,115	15,600,898
3.95%, 01/11/23(a)(b)	1,875	1,915,891
4.25%, 01/20/23 (Call 01/20/22)(a)(b)(c)	5,830	6,026,007
5.20%, 01/26/24(a)(b)	875	942,993
State Bank of India/London, 4.38%, 01/24/24(b)	5,000	5,335,938
State Street Corp.
1.95%, 05/19/21	5,700	5,699,863
2.65%, 05/15/23 (Call 05/15/22)(c)	748	759,886
3.10%, 05/15/23	1,271	1,318,580
3.70%, 11/20/23	3,500	3,733,033
3.78%, 12/03/24 (Call 12/03/23)(c)	7,490	7,988,334
4.38%, 03/07/21	215	222,974
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	7,565	7,555,809
2.44%, 10/19/21	16,667	16,767,355
2.70%, 07/16/24	3,450	3,505,943
2.78%, 07/12/22	2,514	2,558,612
2.78%, 10/18/22	2,215	2,256,873
2.85%, 01/11/22	5,590	5,682,490
2.93%, 03/09/21	9,122	9,231,130
3.10%, 01/17/23	1,405	1,449,214
3.75%, 07/19/23	22,300	23,576,207
3.94%, 10/16/23	14,612	15,626,767
4.44%, 04/02/24(a)(b)	950	1,018,795
Suncorp-Metway Ltd.
2.38%, 11/09/20(b)	100	100,305
3.30%, 04/15/24(b)	8,465	8,807,503
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	1,510	1,528,049
2.59%, 01/29/21 (Call 01/29/20)(c)	4,520	4,526,118
2.75%, 05/01/23 (Call 04/01/23)	225	229,492
2.80%, 05/17/22 (Call 04/17/22)	7,358	7,496,141
3.00%, 02/02/23 (Call 01/02/23)	375	385,809
3.20%, 04/01/24 (Call 03/01/24)(a)	11,160	11,682,672
3.50%, 08/02/22 (Call 08/02/21)(c)	9,169	9,385,721
3.53%, 10/26/21 (Call 10/26/20)(c)	3,302	3,351,765
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	3,779	3,829,817
2.90%, 03/03/21 (Call 02/03/21)	5,039	5,096,237
SVB Financial Group, 5.38%, 09/15/20	600	618,282
Svenska Handelsbanken AB
1.88%, 09/07/21(a)	525	522,955
1.95%, 09/08/20	6,070	6,068,675
2.40%, 10/01/20	9,386	9,420,540
2.45%, 03/30/21(a)	2,985	3,005,811

S C H E D U L E S O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.35%, 05/24/21(a)	$10,240	$10,468,330
3.90%, 11/20/23	6,340	6,806,351
Swedbank AB
2.65%, 03/10/21(b)	1,000	1,004,489
2.80%, 03/14/22(a)(b)	1,900	1,920,644
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	8,520	8,674,654
3.65%, 05/24/21 (Call 04/24/21)	10,095	10,300,551
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	5,721	5,732,442
Toronto-Dominion Bank (The)
1.80%, 07/13/21	1,342	1,338,794
1.85%, 09/11/20(a)	5,163	5,161,674
2.13%, 04/07/21	10,337	10,368,602
2.50%, 12/14/20(a)	6,014	6,053,493
2.55%, 01/25/21	7,088	7,149,527
2.65%, 06/12/24	6,265	6,428,089
3.15%, 09/17/20	7,384	7,484,184
3.25%, 06/11/21	11,396	11,659,814
3.25%, 03/11/24	7,153	7,525,111
3.50%, 07/19/23(a)	10,472	11,098,582
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	10,255	10,309,401
2.40%, 07/30/24 (Call 06/28/24)(a)	5,495	5,599,067
2.95%, 07/15/22 (Call 06/15/22)(a)	8,070	8,278,355
3.00%, 03/15/22 (Call 02/15/22)(a)	1,848	1,895,630
3.38%, 02/05/24 (Call 01/05/24)	9,560	10,116,888
3.70%, 01/30/24 (Call 12/29/23)	575	615,552
4.13%, 05/24/21 (Call 04/23/21)	5,055	5,232,198
Series V, 2.63%, 01/24/22 (Call 12/23/21)	8,313	8,450,725
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)(a)	1,467	1,469,295
2.85%, 01/23/23 (Call 12/23/22)	1,540	1,586,186
3.00%, 02/04/21 (Call 01/04/21)	1,000	1,013,581
3.05%, 07/24/20 (Call 06/24/20)	140	141,224
3.10%, 05/21/21 (Call 05/21/20)(a)(c)	16,540	16,666,410
3.15%, 04/26/21 (Call 03/26/21)	3,520	3,582,996
3.40%, 07/24/23 (Call 06/23/23)	2,775	2,922,475
UBS AG/London, 2.45%, 12/01/20 (Call 11/01/20)(b)	905	908,692
UBS AG/Stamford CT, 4.88%, 08/04/20	80	82,076
UBS Group Funding Switzerland AG
2.65%, 02/01/22(a)(b)	5,425	5,484,200
2.86%, 08/15/23 (Call 08/15/22)(a)(b)(c)	13,125	13,310,074
2.95%, 09/24/20(b)	2,730	2,754,239
3.00%, 04/15/21(a)(b)	6,660	6,745,970
3.49%, 05/23/23 (Call 05/23/22)(b)	15,525	15,995,243
UniCredit SpA
3.75%, 04/12/22(a)(b)	11,000	11,238,432
6.57%, 01/14/22(a)(b)	5,945	6,392,581
United Overseas Bank Ltd., 3.75%, 04/15/29 (Call 04/15/24)(b)(c)	1,000	1,040,264
Wells Fargo &Co.
2.10%, 07/26/21(a)	8,408	8,414,754
2.50%, 03/04/21	14,616	14,702,902
2.55%, 12/07/20	10,282	10,339,568
2.63%, 07/22/22	11,231	11,420,391
3.00%, 01/22/21(a)	399	404,421
3.07%, 01/24/23 (Call 01/24/22)(a)	7,007	7,165,572
3.50%, 03/08/22(a)	4,514	4,673,016
3.75%, 01/24/24 (Call 12/24/23)	21,031	22,394,442

Security	Par (000)	Value

Banks (continued)
4.13%, 08/15/23	$1,390	$1,483,401
4.48%, 01/16/24	835	905,112
4.60%, 04/01/21(a)	16,766	17,424,530
Series M, 3.45%, 02/13/23	21,035	21,850,982
Wells Fargo Bank N.A.
2.60%, 01/15/21	9,945	10,018,337
2.90%, 05/27/22 (Call 05/27/21)(a)(c)	11,000	11,144,700
3.33%, 07/23/21 (Call 07/23/20)(c)	19,675	19,878,137
3.55%, 08/14/23 (Call 07/14/23)(a)	12,600	13,308,268
3.63%, 10/22/21 (Call 09/21/21)	17,040	17,579,506
Westpac Banking Corp.
2.00%, 08/19/21(a)	3,755	3,759,076
2.10%, 05/13/21(a)	8,965	8,987,330
2.50%, 06/28/22(a)	6,987	7,102,830
2.60%, 11/23/20	8,519	8,582,000
2.65%, 01/25/21	11,110	11,214,346
2.75%, 01/11/23	3,129	3,213,296
2.80%, 01/11/22(a)	4,974	5,084,283
3.30%, 02/26/24	11,955	12,594,201
3.65%, 05/15/23(a)	5,965	6,316,177
Zions Bancorp. N.A.
3.35%, 03/04/22 (Call 02/04/22)	9,540	9,768,962
3.50%, 08/27/21	2,165	2,214,980

		3,922,059,031

Beverages — 2.2%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(a)	450	458,496
2.65%, 02/01/21 (Call 01/01/21)	18,311	18,481,092
3.30%, 02/01/23 (Call 12/01/22)	33,060	34,418,008
3.70%, 02/01/24(a)	4,658	4,968,808
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	887	899,753
3.50%, 01/12/24 (Call 12/12/23)(a)	1,470	1,557,512
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)	50	51,340
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	6,991	6,984,666
1.88%, 10/27/20	9,872	9,869,230
2.20%, 05/25/22(a)	813	822,631
2.45%, 11/01/20	6,657	6,703,847
2.50%, 04/01/23(a)	1,787	1,835,370
3.15%, 11/15/20(a)	3,129	3,178,065
3.20%, 11/01/23	5,881	6,222,603
3.30%, 09/01/21(a)	7,489	7,706,031
Constellation Brands Inc.
2.25%, 11/06/20	866	867,127
2.65%, 11/07/22 (Call 10/07/22)	940	952,522
3.20%, 02/15/23 (Call 01/15/23)	5,653	5,831,897
3.75%, 05/01/21	362	370,302
4.25%, 05/01/23(a)	11,907	12,755,311
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)	11,365	11,627,390
Diageo Investment Corp., 2.88%, 05/11/22	21,539	22,100,738
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	1,500	1,522,031
Heineken NV, 2.75%, 04/01/23(a)(b)	10,025	10,267,663
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	2,070	2,132,747
3.20%, 11/15/21 (Call 08/15/21)	250	253,732
3.55%, 05/25/21(a)	11,226	11,495,302
4.06%, 05/25/23 (Call 04/25/23)	14,845	15,762,913

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)(a)	$12,055	$12,050,849
3.50%, 05/01/22	716	739,174
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	3,028	3,021,451
2.00%, 04/15/21 (Call 03/15/21)	1,548	1,552,574
2.15%, 10/14/20 (Call 09/14/20)	6,960	6,979,930
2.25%, 05/02/22 (Call 04/02/22)	11,408	11,537,703
2.75%, 03/05/22(a)	9,249	9,504,273
2.75%, 03/01/23	6,100	6,293,949
3.00%, 08/25/21	557	569,247
3.10%, 07/17/22 (Call 05/17/22)	1,708	1,768,150
3.13%, 11/01/20	6,822	6,922,057
3.60%, 03/01/24 (Call 12/01/23)	5,302	5,695,388
Pernod Ricard SA
4.25%, 07/15/22(b)	15,190	16,089,555
4.45%, 01/15/22(b)	554	584,626
5.75%, 04/07/21(b)	350	369,534
Suntory Holdings Ltd., 2.55%, 06/28/22 (Call 05/28/22)(b)	1,310	1,315,826

		285,091,413

Biotechnology — 1.5%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)(a)	3,282	3,272,318
2.25%, 08/19/23 (Call 06/19/23)	1,679	1,690,093
2.65%, 05/11/22 (Call 04/11/22)	23,838	24,200,348
2.70%, 05/01/22 (Call 03/01/22)	2,411	2,443,586
3.45%, 10/01/20	4,702	4,773,903
3.63%, 05/15/22 (Call 02/15/22)(a)	3,332	3,452,703
3.63%, 05/22/24 (Call 02/22/24)	7,364	7,830,799
3.88%, 11/15/21 (Call 08/15/21)	10,512	10,870,462
4.10%, 06/15/21 (Call 03/15/21)(a)	3,261	3,362,000
Biogen Inc.
2.90%, 09/15/20	13,509	13,590,922
3.63%, 09/15/22	549	572,094
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	301	309,056
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	715	730,169
2.88%, 08/15/20	9,396	9,452,342
2.88%, 02/19/21	11,939	12,065,860
3.25%, 08/15/22	19,407	20,048,274
3.25%, 02/20/23 (Call 01/20/23)	6,110	6,351,687
3.55%, 08/15/22	12,863	13,394,703
3.95%, 10/15/20(a)	4,187	4,268,902
4.00%, 08/15/23	325	347,214
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)(a)	780	779,424
2.50%, 09/01/23 (Call 07/01/23)	1,374	1,398,128
2.55%, 09/01/20	18,308	18,405,422
3.25%, 09/01/22 (Call 07/01/22)	11,120	11,521,966
3.70%, 04/01/24 (Call 01/01/24)	10,180	10,815,826
4.40%, 12/01/21 (Call 09/01/21)(a)	581	609,328
4.50%, 04/01/21 (Call 01/01/21)	1,586	1,637,202

		188,194,731

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21	26	27,132
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	6,069	6,451,824
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(a)(b)	4,800	5,207,479

Security	Par (000)	Value

Building Materials (continued)
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	$3,260	$3,303,496
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)(a)	26	26,409
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	50	52,720

		15,069,060

Chemicals — 1.7%
Air Liquide Finance SA
1.75%, 09/27/21 (Call 08/27/21)(b)	1,150	1,142,281
2.25%, 09/27/23 (Call 07/27/23)(b)	2,875	2,900,322
Air Products & Chemicals Inc., 3.00%, 11/03/21(a)	1,360	1,394,909
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	50	51,003
3.65%, 07/15/24 (Call 04/15/24)	4,355	4,636,039
Braskem Finance Ltd.
5.75%, 04/15/21(b)	8,660	8,910,057
6.45%, 02/03/24(a)	1,250	1,376,563
Braskem Netherlands Finance BV, 3.50%, 01/10/23(b)	400	399,125
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	945	984,119
4.63%, 11/15/22	556	592,083
5.88%, 06/15/21	397	421,198
CF Industries Inc., 3.40%, 12/01/21(a)(b)	500	509,002
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)(a)	13,000	13,275,209
3.15%, 05/15/24 (Call 04/15/24)(a)(b)	4,180	4,311,769
4.13%, 11/15/21 (Call 08/15/21)	8,694	9,024,337
DuPont de Nemours Inc.
3.77%, 11/15/20	3,786	3,864,007
4.21%, 11/15/23 (Call 10/15/23)(a)	20,998	22,616,138
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	2,357	2,358,580
3.50%, 12/01/21	9,081	9,305,766
3.60%, 08/15/22 (Call 05/15/22)	2,214	2,284,728
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)(a)	1,037	1,047,712
3.25%, 01/14/23 (Call 11/14/22)	135	140,260
4.35%, 12/08/21	8,591	9,032,096
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	44	46,145
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	2,742	2,929,014
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)(a)	300	306,538
3.40%, 09/25/20	3,843	3,893,809
LYB International Finance BV, 4.00%, 07/15/23(a)	7,426	7,905,526
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)(a)	5,445	6,174,979
6.00%, 11/15/21 (Call 08/17/21)	4,932	5,281,408
Methanex Corp., 5.25%, 03/01/22	500	520,539
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)(a)	5,435	5,569,833
3.75%, 11/15/21 (Call 08/15/21)	199	204,069
4.25%, 11/15/23 (Call 08/15/23)	6,125	6,468,380
NewMarket Corp., 4.10%, 12/15/22	4,925	5,150,858
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	10,889	11,115,046
3.50%, 06/01/23 (Call 03/01/23)	529	547,414
3.63%, 03/15/24 (Call 12/15/23)(a)	2,675	2,814,095
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	5,000	5,030,125
3.20%, 03/15/23 (Call 02/15/23)	4,890	5,068,219

S C H E D U L E S O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.60%, 11/15/20(a)	$1,209	$1,231,172
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)(a)	1,319	1,330,327
2.25%, 09/24/20(a)	5,849	5,866,723
2.45%, 02/15/22 (Call 11/15/21)	505	511,597
2.70%, 02/21/23 (Call 11/21/22)(a)	125	127,756
3.00%, 09/01/21	4,692	4,791,381
4.05%, 03/15/21(a)	1,592	1,641,587
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	125	128,404
SABIC Capital II BV, 4.00%, 10/10/23(b)	4,600	4,909,580
Sasol Financing International Ltd., 4.50%, 11/14/22	5,000	5,139,062
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	5,225	5,634,836
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	10,072	10,227,777
3.13%, 06/01/24 (Call 04/01/24)(a)	1,190	1,235,748
4.20%, 01/15/22 (Call 10/15/21)	25	26,038
Syngenta Finance NV
3.13%, 03/28/22(a)	4,551	4,619,375
3.93%, 04/23/21(b)	5,455	5,550,380
4.44%, 04/24/23 (Call 03/24/23)(b)	350	366,692
Westlake Chemical Corp., 3.60%, 07/15/22 (Call 04/15/22)	807	825,020

		223,766,755

Commercial Services — 0.5%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	1,503	1,507,308
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,751	2,796,399
5.50%, 11/01/22 (Call 05/01/22)	159	170,337
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,848	1,888,468
3.25%, 06/01/22 (Call 03/01/22)	670	689,742
DP World Crescent Ltd., 3.91%, 05/31/23(b)	7,855	8,110,288
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	61	60,919
3.60%, 08/15/21	644	658,162
3.95%, 06/15/23 (Call 05/15/23)(a)	185	195,317
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)(a)	1,955	2,030,072
4.13%, 08/01/23 (Call 07/01/23)	995	1,048,929
5.00%, 11/01/22 (Call 08/01/22)(a)(b)	1,105	1,179,496
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(a)	10,421	10,570,390
2.75%, 12/15/21 (Call 11/15/21)(a)	801	811,804
3.25%, 06/07/21 (Call 05/07/21)	927	944,536
4.50%, 09/01/22 (Call 06/01/22)	176	186,908
4.88%, 02/15/24 (Call 11/15/23)(a)	565	625,901
5.50%, 09/01/20	4,296	4,434,610
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	11,815	12,118,721
3.50%, 03/16/23 (Call 02/16/23)	151	157,362
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)(a)	716	748,806
3.80%, 04/01/21 (Call 03/01/21)	6,489	6,624,684
4.00%, 06/01/23 (Call 05/01/23)	5,527	5,834,162

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc.
4.13%, 09/12/22	$124	$130,535
5.80%, 05/01/21	52	55,022

		63,578,878

Computers — 2.6%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	5,137	5,111,612
2.00%, 11/13/20	7,896	7,918,581
2.10%, 09/12/22 (Call 08/12/22)	2,405	2,426,388
2.15%, 02/09/22(a)	2,464	2,485,381
2.25%, 02/23/21 (Call 01/23/21)	15,678	15,765,420
2.30%, 05/11/22 (Call 04/11/22)	4,439	4,498,885
2.40%, 01/13/23 (Call 12/13/22)	2,495	2,544,912
2.40%, 05/03/23	23,121	23,608,029
2.50%, 02/09/22 (Call 01/09/22)(a)	11,418	11,611,376
2.70%, 05/13/22(a)	1,247	1,276,915
2.85%, 05/06/21	21,625	21,992,277
2.85%, 02/23/23 (Call 12/23/22)	12,947	13,376,240
2.85%, 05/11/24 (Call 03/11/24)	6,370	6,632,199
3.00%, 02/09/24 (Call 12/09/23)(a)	5,523	5,774,205
3.45%, 05/06/24(a)	5,451	5,838,605
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)(b)	9,050	9,451,068
4.42%, 06/15/21 (Call 05/15/21)(a)(b)	21,304	21,971,196
5.45%, 06/15/23 (Call 04/15/23)(b)	15,922	17,303,517
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)(a)	2,000	2,118,047
4.45%, 09/18/22(a)	5,495	5,776,897
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)(a)	1,236	1,259,753
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)(a)	3,832	3,918,332
3.60%, 10/15/20 (Call 09/15/20)	19,549	19,832,686
4.40%, 10/15/22 (Call 08/15/22)	7,277	7,711,311
HP Inc.
3.75%, 12/01/20(a)	291	296,376
4.05%, 09/15/22	1,891	1,996,840
4.30%, 06/01/21(a)	9,564	9,917,617
4.38%, 09/15/21(a)	158	163,884
4.65%, 12/09/21	1,851	1,950,206
IBM Credit LLC
1.80%, 01/20/21	525	523,945
2.65%, 02/05/21(a)	12,662	12,782,843
3.00%, 02/06/23	5,320	5,473,892
3.45%, 11/30/20	210	213,626
3.60%, 11/30/21	8,056	8,329,926
International Business Machines Corp.
1.88%, 08/01/22	13,294	13,262,363
2.50%, 01/27/22(a)	1,950	1,975,466
2.80%, 05/13/21	5,105	5,171,311
2.85%, 05/13/22(a)	7,058	7,222,890
2.88%, 11/09/22	485	497,515
2.90%, 11/01/21(a)	840	855,261
3.00%, 05/15/24(a)	7,550	7,854,719
3.38%, 08/01/23(a)	6,885	7,227,187
3.63%, 02/12/24	15,171	16,166,129
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)(a)	420	426,204
3.38%, 06/15/21 (Call 04/15/21)	911	926,748

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)(a)	$3,073	$3,182,004
4.75%, 06/01/23(a)	8,884	9,274,976
4.88%, 03/01/24 (Call 01/01/24)(a)	1,140	1,192,914

		337,088,674

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
1.95%, 02/01/23	599	604,210
2.25%, 11/15/22	5,850	5,926,402
2.30%, 05/03/22	5,365	5,439,919
3.25%, 03/15/24	145	154,589
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	5,155	5,138,395
Procter & Gamble Co. (The)
1.70%, 11/03/21	4,085	4,076,199
1.85%, 02/02/21	1,055	1,055,759
1.90%, 10/23/20	8,192	8,197,838
2.15%, 08/11/22(a)	3,725	3,769,694
2.30%, 02/06/22(a)	11,135	11,293,763
3.10%, 08/15/23(a)	734	770,707
Unilever Capital Corp.
1.38%, 07/28/21	125	123,829
2.60%, 05/05/24 (Call 03/05/24)(a)	1,975	2,029,668
2.75%, 03/22/21	7,880	7,982,643
3.00%, 03/07/22(a)	1,375	1,412,755
3.13%, 03/22/23 (Call 02/22/23)	3,975	4,134,066
3.25%, 03/07/24 (Call 02/07/24)(a)	3,800	4,010,631
4.25%, 02/10/21	6,425	6,632,041

		72,753,108

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	1,500	1,537,279
3.50%, 05/26/22 (Call 04/26/22)(a)	150	154,094
3.95%, 02/01/22 (Call 01/01/22)(a)	1,300	1,347,385
4.13%, 07/03/23 (Call 06/03/23)(a)	18,235	19,341,735
4.45%, 12/16/21 (Call 11/16/21)	300	311,719
4.50%, 05/15/21(a)	11,195	11,548,284
4.63%, 10/30/20	12,715	13,023,942
4.88%, 01/16/24 (Call 12/16/23)(a)	530	575,565
5.00%, 10/01/21(a)	4,651	4,876,826
AIG Global Funding, 3.35%, 06/25/21(b)	4,550	4,643,596
Air Lease Corp.
2.50%, 03/01/21	5,591	5,614,668
2.63%, 07/01/22 (Call 06/01/22)	4,190	4,227,901
2.75%, 01/15/23 (Call 12/15/22)(a)	240	242,694
3.00%, 09/15/23 (Call 07/15/23)	1,048	1,066,526
3.38%, 06/01/21 (Call 05/01/21)(a)	5,281	5,369,647
3.50%, 01/15/22	5,371	5,521,480
3.75%, 02/01/22 (Call 12/01/21)(a)	71	73,147
3.88%, 04/01/21 (Call 03/01/21)	492	503,362
3.88%, 07/03/23 (Call 06/03/23)	9,850	10,317,557
4.25%, 02/01/24 (Call 01/01/24)(a)	5,177	5,525,545
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	9,461	9,996,505
5.00%, 04/01/23(a)	4,330	4,631,566
5.13%, 03/15/21(a)	1,022	1,059,591
5.50%, 02/15/22	1,755	1,874,618

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	$8,765	$8,781,021
2.50%, 08/01/22 (Call 07/01/22)(a)	11,385	11,545,048
2.50%, 07/30/24 (Call 06/30/24)	3,270	3,333,092
2.65%, 12/02/22	12,434	12,674,403
2.75%, 05/20/22 (Call 04/20/22)	9,861	10,052,194
3.00%, 02/22/21 (Call 01/22/21)	975	988,357
3.38%, 05/17/21 (Call 04/17/21)	13,864	14,164,606
3.40%, 02/27/23 (Call 01/27/23)	2,809	2,934,210
3.40%, 02/22/24 (Call 01/22/24)(a)	11,444	12,069,151
3.70%, 11/05/21 (Call 10/05/21)	6,956	7,197,716
3.70%, 08/03/23 (Call 07/03/23)	1,390	1,473,063
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	8,520	8,561,929
2.70%, 03/03/22 (Call 01/31/22)	1,703	1,736,908
Series F, 2.60%, 09/14/20 (Call 08/14/20)	9,196	9,246,646
Ameriprise Financial Inc.
3.00%, 03/22/22	6,595	6,738,166
4.00%, 10/15/23	6,142	6,600,445
Avolon Holdings Funding Ltd.
3.63%, 05/01/22 (Call 04/01/22)(a)(b)	5,000	5,071,500
3.95%, 07/01/24 (Call 06/01/24)(a)(b)	12,510	12,875,292
5.13%, 10/01/23 (Call 09/01/23)(b)	610	647,637
5.25%, 05/15/24 (Call 04/15/24)(a)(b)	780	836,706
5.50%, 01/15/23 (Call 12/15/22)(b)	305	324,947
BGC Partners Inc., 5.38%, 07/24/23(a)	5,899	6,354,430
Blackstone Holdings Finance Co. LLC, 5.88%, 03/15/21(b)	45	47,566
BOC Aviation Ltd., 2.75%, 09/18/22 (Call 08/18/22)(a)(b)	511	511,898
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)(a)	2,065	2,202,565
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(a)(b)	2,330	2,469,494
Capital One Bank USA N.A., 3.38%, 02/15/23	12,455	12,850,722
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	87	87,244
3.05%, 03/09/22 (Call 02/09/22)	2,515	2,572,880
3.20%, 01/30/23 (Call 12/30/22)	11,540	11,878,304
3.45%, 04/30/21 (Call 03/30/21)	13,120	13,396,050
3.50%, 06/15/23	2,282	2,383,078
3.75%, 04/24/24 (Call 03/24/24)	2,197	2,327,396
3.90%, 01/29/24 (Call 12/29/23)	5,730	6,080,461
4.75%, 07/15/21	2,458	2,569,612
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	13,751	14,081,047
3.25%, 05/21/21 (Call 04/21/21)	10,615	10,850,844
3.55%, 02/01/24 (Call 01/01/24)	5,644	5,997,804
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	4,430	4,968,522
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	4,900	5,172,512
CME Group Inc., 3.00%, 09/15/22(a)	3,446	3,567,350
Daiwa Securities Group Inc., 3.13%, 04/19/22(a)(b)	5,050	5,144,234
Discover Financial Services, 3.85%, 11/21/22(a)	235	246,495
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	2,585	2,638,263
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	43,497	43,200,912
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(a)(b)	7,000	6,962,813
International Lease Finance Corp.
4.63%, 04/15/21	421	434,643
5.88%, 08/15/22(a)	2,552	2,802,897

S C H E D U L E S O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
8.25%, 12/15/20	$2,461	$2,640,818
8.63%, 01/15/22	445	507,046
Invesco Finance PLC, 3.13%, 11/30/22(a)	245	252,192
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	2,714	2,951,754
Jefferies Group LLC
5.13%, 01/20/23	315	339,670
6.88%, 04/15/21	180	191,987
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)(a)	2,689	2,700,852
3.38%, 04/01/24	975	1,041,080
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	4,250	4,352,221
3.56%, 02/28/24 (Call 01/28/24)(b)	500	522,621
3.96%, 09/19/23 (Call 08/19/23)(b)	16,465	17,360,935
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	210	228,713
ORIX Corp.
2.90%, 07/18/22	361	368,743
4.05%, 01/16/24(a)	7,360	7,934,033
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(a)(b)	110	110,803
4.50%, 03/15/23 (Call 02/15/23)(b)	970	1,003,562
5.25%, 08/15/22 (Call 07/15/22)(a)(b)	6,150	6,495,938
5.50%, 02/15/24(b)	10,660	11,527,724
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	5,000	5,266,250
Stifel Financial Corp., 3.50%, 12/01/20	466	472,046
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	878	889,847
3.75%, 08/15/21 (Call 06/15/21)	1,050	1,073,641
4.38%, 03/19/24 (Call 02/19/24)(a)	3,395	3,625,938
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	3,896	3,989,400
3.75%, 04/01/24 (Call 03/01/24)	1,618	1,730,587
USAA Capital Corp.
2.00%, 06/01/21(b)	150	150,340
2.63%, 06/01/21(b)	1,715	1,735,257
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	915	928,064
2.20%, 12/14/20 (Call 11/14/20)	21,888	21,989,582
2.80%, 12/14/22 (Call 10/14/22)	13,060	13,470,663
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	2,294	2,366,162
4.25%, 06/09/23 (Call 05/09/23)	10,253	10,843,454

		552,100,228

Electric — 4.7%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(b)	6,060	6,167,944
3.63%, 01/12/23(b)	6,650	6,872,775
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	995	1,002,145
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23	45	47,693
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)(a)	750	756,161
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	7,395	7,763,399
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)(a)	5,766	5,789,654
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	480	490,927
American Electric Power Co. Inc.
2.15%, 11/13/20	5,277	5,282,270
Series I, 3.65%, 12/01/21(a)	3,348	3,460,471

Security	Par (000)	Value

Electric (continued)
American Transmission Systems Inc., 5.25%, 01/15/22(b)	$10,400	$11,118,468
Appalachian Power Co., 4.60%, 03/30/21 (Call 12/30/20)	926	956,480
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)(a)	610	621,267
3.35%, 07/01/23 (Call 04/01/23)	1,097	1,150,295
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	4,277	4,302,224
2.80%, 01/15/23 (Call 12/15/22)	8,915	9,155,554
3.75%, 11/15/23 (Call 08/15/23)	301	319,969
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	305	326,210
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	220	222,022
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	10,852	10,939,535
2.50%, 09/01/24 (Call 08/01/24)	420	421,169
3.60%, 11/01/21	6,176	6,352,645
3.85%, 02/01/24 (Call 01/01/24)	1,855	1,971,943
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	155	164,868
Comision Federal de Electricidad
4.88%, 05/26/21(b)	55	56,959
4.88%, 01/15/24(a)(b)	8,740	9,258,937
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	5,401	5,522,366
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	825	839,665
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)(a)	6,322	6,319,379
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	201	205,972
3.38%, 08/15/23 (Call 05/15/23)	325	342,056
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	160	169,832
Dominion Energy Inc.
2.72%, 08/15/21(a)(e)	265	267,219
3.07%, 08/15/24(e)	7,500	7,710,264
4.10%, 04/01/21(a)(e)	476	489,595
Series B, 2.75%, 01/15/22 (Call 12/15/21)	780	789,302
Series C, 2.00%, 08/15/21 (Call 07/15/21)(a)	262	260,933
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(a)	424	454,740
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	461	466,662
3.45%, 10/01/20 (Call 07/01/20)	325	328,294
3.65%, 03/15/24 (Call 12/15/23)	1,175	1,249,270
DTE Energy Co.
Series B, 2.60%, 06/15/22	875	883,713
Series B, 3.30%, 06/15/22 (Call 04/15/22)	176	180,982
Series C, 2.53%, 10/01/24	5,000	5,043,363
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,555	1,634,372
Series D, 3.70%, 08/01/23 (Call 07/01/23)	10,791	11,369,821
Dubai Electricity & Water Authority, 7.38%, 10/21/20(b)	200	210,750
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	963	981,196
3.05%, 03/15/23 (Call 02/15/23)	502	519,292
3.35%, 05/15/22	6,404	6,640,838
3.90%, 06/15/21 (Call 03/15/21)	5,552	5,715,243
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	15,612	15,516,496
2.40%, 08/15/22 (Call 07/15/22)	375	379,456
3.05%, 08/15/22 (Call 05/15/22)	3,175	3,258,050
3.55%, 09/15/21 (Call 06/15/21)	636	651,509

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 04/15/24 (Call 01/15/24)	$5,219	$5,546,062
3.95%, 10/15/23 (Call 07/15/23)(a)	1,150	1,225,879
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)	76	77,108
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	513	546,577
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	912	931,383
3.00%, 09/15/21 (Call 06/15/21)	1,347	1,373,712
3.38%, 09/01/23 (Call 08/01/23)	5,040	5,307,082
Duquesne Light Holdings Inc., 6.40%, 09/15/20(b)	240	249,003
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	2,622	2,606,360
2.95%, 03/15/23 (Call 01/15/23)	3,528	3,536,626
Electricite de France SA
2.35%, 10/13/20 (Call 09/13/20)(a)(b)	7,292	7,320,056
5.25%, (Call 01/29/23)(b)(c)(d)	5,090	5,287,237
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	7,336	7,388,672
Enel Finance International NV
2.75%, 04/06/23(a)(b)	5,550	5,586,164
2.88%, 05/25/22(b)	10,235	10,357,779
4.25%, 09/14/23(a)(b)	17,785	18,915,508
Engie SA, 2.88%, 10/10/22(b)	500	511,775
Entergy Arkansas LLC
3.70%, 06/01/24 (Call 03/01/24)	900	962,013
3.75%, 02/15/21 (Call 11/15/20)	2,965	3,021,853
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	12,439	13,037,308
5.13%, 09/15/20 (Call 06/15/20)	2,436	2,486,899
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)	220	236,332
Evergy Inc.
4.85%, 06/01/21 (Call 03/01/21)	775	803,234
5.29%, 06/15/22 (Call 03/15/22)(a)(e)	1,275	1,363,959
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	2,887	2,899,376
2.80%, 05/01/23 (Call 02/01/23)	1,845	1,878,976
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,807	1,836,861
Series N, 3.80%, 12/01/23 (Call 11/01/23)	6,270	6,671,102
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	20	20,056
3.50%, 06/01/22 (Call 05/01/22)	9,363	9,624,402
5.15%, 12/01/20 (Call 09/01/20)(a)	9,532	9,804,188
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	763	784,647
4.00%, 10/01/20 (Call 07/01/20)	1,158	1,174,427
4.25%, 06/15/22 (Call 03/15/22)(a)	2,092	2,194,929
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	514	524,261
Series B, 4.25%, 03/15/23 (Call 12/15/22)	885	940,375
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)(a)	6,008	6,184,187
3.25%, 06/01/24 (Call 12/01/23)	3,760	3,969,203
Fortis Inc./Canada, 2.10%, 10/04/21 (Call 09/04/21)(a)	1,441	1,434,879
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	384	385,124
2.85%, 05/15/22	673	688,646
Series C, 2.00%, 09/08/20	7,654	7,656,310
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)	130	135,108
Israel Electric Corp. Ltd., 6.88%, 06/21/23(b)	2,000	2,295,000

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(a)	$3,650	$3,704,898
3.65%, 06/15/24 (Call 03/15/24)	720	760,044
Kansas City Power & Light Co., 3.15%, 03/15/23 (Call 12/15/22)	510	526,459
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)(a)	6,062	6,128,203
Korea East-West Power Co. Ltd., 3.88%, 07/19/23(b)	4,700	4,999,950
Korea Electric Power Corp., 2.50%, 06/24/24(b)	900	912,941
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	6,310	6,455,919
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)(a)	1,701	1,726,553
4.38%, 10/01/21 (Call 07/01/21)	315	326,774
MidAmerican Energy Co., 3.70%, 09/15/23 (Call 06/15/23)(a)	220	233,536
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	4,311	4,324,704
2.30%, 09/15/22 (Call 08/15/22)	495	499,276
2.40%, 04/25/22 (Call 03/25/22)	455	460,164
2.70%, 02/15/23 (Call 12/15/22)	1,295	1,326,647
2.90%, 03/15/21	8,787	8,909,223
2.95%, 02/07/24 (Call 12/07/23)(a)	1,720	1,783,052
3.05%, 02/15/22 (Call 11/15/21)	715	731,350
4.75%, 04/30/43 (Call 04/30/23)(a)(c)	745	754,177
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)(a)	2,280	2,332,481
2.90%, 04/01/22(a)	2,836	2,896,792
3.15%, 04/01/24 (Call 03/01/24)(a)	7,450	7,754,548
3.20%, 02/25/22	75	76,906
4.50%, 06/01/21 (Call 03/01/21)	650	671,706
Series H, 3.34%, 09/01/20	1,363	1,377,327
NRG Energy Inc., 3.75%, 06/15/24 (Call 05/15/24)(b)	1,745	1,805,475
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	430	434,848
NV Energy Inc., 6.25%, 11/15/20	7,204	7,530,274
Ohio Power Co., Series M, 5.38%, 10/01/21	7,780	8,295,314
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)(a)(b)	5,000	5,161,990
4.10%, 06/01/22 (Call 03/01/22)	515	541,814
7.00%, 09/01/22	365	416,861
PacifiCorp.
2.95%, 02/01/22 (Call 11/01/21)	609	622,093
2.95%, 06/01/23 (Call 03/01/23)	190	196,038
3.85%, 06/15/21 (Call 03/15/21)	381	391,779
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(b)	4,800	5,095,500
Pinnacle West Capital Corp., 2.25%, 11/30/20	6,526	6,525,354
PNM Resources Inc., 3.25%, 03/09/21(a)	77	77,875
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	5,065	5,381,737
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	5,592	5,778,387
3.50%, 12/01/22 (Call 09/01/22)	380	394,266
3.95%, 03/15/24 (Call 12/15/23)	211	224,025
4.20%, 06/15/22 (Call 03/15/22)	195	204,660
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	200	201,910
3.00%, 09/15/21 (Call 06/15/21)	170	172,992
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 05/01/21 (Call 02/01/21)(b)	75	77,643

S C H E D U L E S O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	$5,195	$5,310,458
4.40%, 01/15/21 (Call 10/15/20)	1,541	1,580,502
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	781	790,504
3.85%, 06/01/23 (Call 05/01/23)	13,585	14,350,438
4.30%, 11/15/23 (Call 08/15/23)	178	189,360
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	180	181,570
3.20%, 11/15/20 (Call 05/15/20)	560	564,355
Public Service Co. of Oklahoma, 4.40%, 02/01/21	200	205,782
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	2,126	2,125,812
2.38%, 05/15/23 (Call 02/15/23)	255	258,885
3.25%, 09/01/23 (Call 08/01/23)	4,280	4,498,378
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)(a)	1,745	1,737,132
2.65%, 11/15/22 (Call 10/15/22)(a)	3,103	3,133,180
2.88%, 06/15/24 (Call 05/15/24)	10,100	10,394,651
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	170	182,787
6.00%, 09/01/21	902	962,645
6.50%, 12/15/20	196	206,059
San Diego Gas & Electric Co.
3.00%, 08/15/21(a)	2,818	2,870,472
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	270	283,859
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(b)	4,600	4,731,100
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	5,000	5,305,000
Sempra Energy
2.85%, 11/15/20 (Call 10/15/20)	6,058	6,106,880
2.88%, 10/01/22 (Call 07/01/22)	5,385	5,471,139
2.90%, 02/01/23 (Call 01/01/23)(a)	2,565	2,619,008
3.55%, 06/15/24 (Call 03/15/24)	4,711	4,942,877
4.05%, 12/01/23 (Call 09/01/23)	290	308,182
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	2,302	2,355,596
Series A, 2.90%, 03/01/21	6,050	6,107,110
Series B, 2.40%, 02/01/22 (Call 12/01/21)	600	601,712
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	3,072	3,198,223
Series D, 3.40%, 06/01/23 (Call 05/01/23)	4,962	5,140,767
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)(a)	6,225	6,245,882
2.95%, 07/01/23 (Call 05/01/23)	14,625	15,053,430
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	2,625	2,724,471
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	1,315	1,322,276
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	75	78,496
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	3,750	3,861,328
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	2,000	2,156,250
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(a)(b)	9,140	9,254,250
3.75%, 05/02/23(a)(b)	7,550	7,958,172
Tucson Electric Power Co., 5.15%, 11/15/21 (Call 08/15/21)	520	544,642
UIL Holdings Corp., 4.63%, 10/01/20	26	26,644
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	562	595,672

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	$250	$254,751
3.45%, 02/15/24 (Call 11/15/23)	782	821,487
Series C, 2.75%, 03/15/23 (Call 12/15/22)	9,030	9,229,023
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(a)(b)	910	919,991
WEC Energy Group Inc.
3.10%, 03/08/22	3,687	3,776,489
3.38%, 06/15/21	2,396	2,448,641
Wisconsin Public Service Corp., 3.35%, 11/21/21	3,251	3,344,891
Xcel Energy Inc., 2.40%, 03/15/21 (Call 02/15/21)(a)	1,670	1,677,893

		611,366,819

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)(a)	8,141	8,281,957
2.63%, 02/15/23 (Call 11/15/22)	95	98,188
4.25%, 11/15/20	4,715	4,839,653
Schneider Electric SE, 2.95%, 09/27/22(a)(b)	800	819,441

		14,039,239

Electronics — 0.6%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	6,774	6,943,900
3.88%, 07/15/23 (Call 04/15/23)(a)	7,125	7,517,388
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	4,420	4,492,697
3.20%, 04/01/24 (Call 02/01/24)	915	945,505
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	5,184	5,469,338
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	127	130,064
4.88%, 12/01/22	7,835	8,355,849
Flex Ltd., 5.00%, 02/15/23	3,125	3,316,406
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	305	308,843
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	1,593	1,592,897
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	10,758	10,745,120
2.15%, 08/08/22 (Call 07/08/22)	1,280	1,293,673
2.30%, 08/15/24 (Call 07/15/24)	5,000	5,107,779
4.25%, 03/01/21	446	461,395
Jabil Inc.
4.70%, 09/15/22	1,791	1,881,768
5.63%, 12/15/20(a)	1,283	1,331,832
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)(a)	239	251,061
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)(a)	6,859	7,034,692
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)(a)	7,675	8,050,521

		75,230,728

Engineering & Construction — 0.0%
ABB Treasury Center USA Inc., 4.00%, 06/15/21(b)	4,900	5,061,833

Environmental Control — 0.3%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	15,309	15,849,439
4.75%, 05/15/23 (Call 02/15/23)	4,149	4,513,634
5.25%, 11/15/21	183	194,975
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	6,132	6,228,389
2.90%, 09/15/22 (Call 06/15/22)(a)	5,082	5,212,201
2.95%, 06/15/24 (Call 05/15/24)(a)	1,905	1,981,184
3.50%, 05/15/24 (Call 02/15/24)	310	328,899

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.60%, 03/01/21 (Call 12/01/20)	$986	$1,016,606

		35,325,327

Food — 1.8%
Campbell Soup Co.
3.30%, 03/15/21	9,138	9,266,350
3.65%, 03/15/23 (Call 02/15/23)	10,891	11,342,566
4.25%, 04/15/21(a)	196	202,115
Cencosud SA, 4.88%, 01/20/23(b)	4,720	4,890,894
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)(a)	2,440	2,487,704
3.25%, 09/15/22	535	547,615
3.80%, 10/22/21(a)	10,726	11,034,857
4.30%, 05/01/24 (Call 04/01/24)	2,300	2,470,924
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(b)	500	498,781
2.59%, 11/02/23 (Call 09/02/23)(a)(b)	5,500	5,593,795
3.00%, 06/15/22(a)(b)	1,000	1,021,624
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	410	415,484
3.15%, 12/15/21 (Call 09/15/21)	5,911	6,036,084
3.20%, 04/16/21	8,234	8,378,530
3.65%, 02/15/24 (Call 11/15/23)(a)	4,910	5,177,658
3.70%, 10/17/23 (Call 09/17/23)	7,058	7,466,342
Hershey Co. (The)
3.10%, 05/15/21(a)	2,607	2,656,890
3.38%, 05/15/23 (Call 04/15/23)	5,690	5,982,005
Ingredion Inc., 4.63%, 11/01/20	36	37,067
JM Smucker Co. (The)
3.00%, 03/15/22	75	76,134
3.50%, 10/15/21(a)	497	511,242
Kellogg Co.
2.65%, 12/01/23	1,801	1,833,825
3.13%, 05/17/22	577	592,746
4.00%, 12/15/20	1,285	1,314,535
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(b)	5,000	5,082,958
Kraft Heinz Foods Co.
3.38%, 06/15/21	4,612	4,675,226
3.50%, 06/06/22	7,009	7,174,831
3.50%, 07/15/22 (Call 05/15/22)	16,630	17,000,746
4.00%, 06/15/23 (Call 05/15/23)(a)	12,599	13,091,009
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	651	654,247
2.80%, 08/01/22 (Call 07/01/22)(a)	5,052	5,147,484
2.95%, 11/01/21 (Call 10/01/21)	293	297,625
3.30%, 01/15/21 (Call 12/15/20)	6,354	6,440,885
3.40%, 04/15/22 (Call 01/15/22)	858	884,461
3.85%, 08/01/23 (Call 05/01/23)	540	571,451
4.00%, 02/01/24 (Call 11/01/23)	2,080	2,231,970
McCormick &Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	150	152,429
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21 (Call 09/28/21)(b)	6,380	6,361,505
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	10,933	11,513,279
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(a)(b)	4,300	4,396,114
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	8,220	8,681,236
Seven & i Holdings Co. Ltd., 3.35%, 09/17/21(b)	2,515	2,575,558

Security	Par (000)	Value

Food (continued)
Smithfield Foods Inc., 2.65%, 10/03/21 (Call 09/03/21)(a)(b)	$266	$263,176
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	7,342	7,387,659
2.60%, 10/01/20 (Call 09/01/20)(a)	7,321	7,349,819
2.60%, 06/12/22(a)	1,944	1,968,401
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)(a)	6,176	6,193,563
3.90%, 09/28/23 (Call 08/28/23)(a)	5,310	5,648,573
4.50%, 06/15/22 (Call 03/15/22)	7,113	7,549,248
Wm Wrigley Jr Co., 3.38%, 10/21/20 (Call 09/21/20)(b)	2,700	2,737,665
Woolworths Group Ltd., 4.00%, 09/22/20(b)	200	203,364

		226,070,249

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 01/11/22 (Call 10/11/21)	290	301,963
Fibria Overseas Finance Ltd., 5.25%, 05/12/24(a)	1,120	1,199,100
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(b)	265	270,256
5.40%, 11/01/20(b)	858	889,657
8.00%, 01/15/24	180	223,418
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	1,468	1,557,398
4.75%, 02/15/22 (Call 11/15/21)	4,742	5,012,461
7.50%, 08/15/21	1,710	1,879,699

		11,333,952

Gas — 0.1%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	2,130	2,221,336
4.50%, 01/15/21 (Call 10/15/20)	520	533,503
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	1,994	2,006,659
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	455	470,182
NiSource Inc.
3.65%, 06/15/23 (Call 05/15/23)(a)	4,583	4,779,343
2.65%, 11/17/22 (Call 10/17/22)	604	612,795
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	4,975	5,428,969
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	545	550,134
3.50%, 09/15/21 (Call 06/15/21)	26	26,574
Southern Star Central Corp., 5.13%, 07/15/22 (Call 09/30/19)(b)	200	202,302

		16,831,797

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)	8,548	8,745,135

Health Care – Products — 1.1%
Abbott Laboratories
2.55%, 03/15/22	536	544,818
2.90%, 11/30/21 (Call 10/30/21)	10,077	10,274,908
3.40%, 11/30/23 (Call 09/30/23)(a)	7,590	7,997,556
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	21,455	21,808,936
3.13%, 11/08/21(a)	1,632	1,662,676
3.25%, 11/12/20	2,576	2,604,763
3.36%, 06/06/24 (Call 04/06/24)	5,865	6,121,348

S C H E D U L E S O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Boston Scientific Corp.
3.38%, 05/15/22	$2,579	$2,663,032
3.45%, 03/01/24 (Call 02/01/24)	12,480	13,112,966
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)(a)	1,077	1,114,129
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)(a)	7,212	7,226,913
Life Technologies Corp., 5.00%, 01/15/21 (Call 10/15/20)	260	267,774
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	53	54,499
3.15%, 03/15/22(a)	18,147	18,770,682
3.63%, 03/15/24 (Call 12/15/23)(a)	5,468	5,853,521
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	5,755	5,801,098
3.38%, 05/15/24 (Call 02/15/24)	1,702	1,793,609
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	8,455	8,696,691
3.15%, 01/15/23 (Call 10/15/22)	2,272	2,340,602
3.30%, 02/15/22	962	991,417
3.60%, 08/15/21 (Call 05/15/21)	4,384	4,501,214
4.15%, 02/01/24 (Call 11/01/23)	5,934	6,383,035
4.50%, 03/01/21	6,942	7,191,129
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	613	625,858
3.38%, 11/30/21 (Call 08/30/21)	610	622,914
3.70%, 03/19/23 (Call 02/19/23)(a)	7,953	8,294,554

		147,320,642

Health Care – Services — 1.3%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	4,524	4,584,857
2.80%, 06/15/23 (Call 04/15/23)	12,000	12,189,926
4.13%, 06/01/21 (Call 03/01/21)	1	515
Anthem Inc.
2.50%, 11/21/20	9,548	9,595,588
2.95%, 12/01/22 (Call 11/01/22)(a)	2,096	2,144,292
3.13%, 05/15/22	10,379	10,631,693
3.30%, 01/15/23	13,355	13,798,409
3.70%, 08/15/21 (Call 05/15/21)(a)	1,468	1,506,469
Cigna Holding Co.
4.00%, 02/15/22 (Call 11/15/21)	2,228	2,317,949
4.50%, 03/15/21 (Call 12/15/20)(a)	250	257,161
CommonSpirit Health, 2.95%, 11/01/22	5	5,091
Fresenius Medical Care U.S. Finance II Inc., 4.13%, 10/15/20 (Call 07/17/20)(a)(b)	1,325	1,344,501
HCA Inc.
4.75%, 05/01/23	11,489	12,349,255
5.00%, 03/15/24	6,950	7,590,496
Humana Inc.
2.50%, 12/15/20	4,672	4,680,413
2.90%, 12/15/22 (Call 11/15/22)(a)	350	357,079
3.15%, 12/01/22 (Call 09/01/22)(a)	6,545	6,716,280
Laboratory Corp. of America Holdings
3.20%, 02/01/22(a)	2,740	2,804,498
3.75%, 08/23/22 (Call 05/23/22)(a)	6,696	6,957,725
4.00%, 11/01/23 (Call 08/01/23)	3,327	3,529,743
4.63%, 11/15/20 (Call 08/15/20)	61	62,390
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	675	725,788
4.70%, 04/01/21(a)	6,835	7,086,490
Roche Holdings Inc.
1.75%, 01/28/22 (Call 12/28/21)(b)	333	331,491

Security	Par (000)	Value

Health Care – Services (continued)
2.88%, 09/29/21 (Call 07/29/21)(a)(b)	$1,985	$2,021,660
3.25%, 09/17/23 (Call 08/17/23)(a)(b)	6,535	6,862,412
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)(a)	75	79,255
UnitedHealth Group Inc.
1.95%, 10/15/20	6,216	6,212,171
2.13%, 03/15/21(a)	3,812	3,820,437
2.38%, 10/15/22	3,459	3,504,803
2.38%, 08/15/24	2,105	2,138,001
2.75%, 02/15/23 (Call 11/15/22)	1,630	1,667,194
2.88%, 12/15/21	772	787,619
2.88%, 03/15/22 (Call 12/15/21)(a)	3,248	3,314,399
2.88%, 03/15/23	482	495,882
3.15%, 06/15/21(a)	9,470	9,662,605
3.35%, 07/15/22	3,610	3,748,037
3.38%, 11/15/21 (Call 08/15/21)(a)	1,658	1,701,944
3.50%, 06/15/23(a)	9,543	10,069,121
3.50%, 02/15/24	2,114	2,242,990
3.88%, 10/15/20 (Call 07/15/20)	1,241	1,261,123
Universal Health Services Inc., 4.75%, 08/01/22 (Call 09/30/19)(a)(b)	850	859,673

		172,017,425

Holding Companies – Diversified — 0.3%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	6,172	6,225,021
3.63%, 01/19/22 (Call 12/19/21)	3,527	3,590,227
4.20%, 06/10/24 (Call 05/10/24)	3,585	3,720,848
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)	9,800	9,824,500
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	200	197,808
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	200	202,750
FS KKR Capital Corp.
4.63%, 07/15/24 (Call 06/15/24)	1,500	1,528,746
4.75%, 05/15/22 (Call 04/15/22)(a)	873	898,752
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	5,000	5,245,312
Prospect Capital Corp., 5.88%, 03/15/23(a)	1,315	1,387,223

		32,821,187

Home Builders — 0.2%
DR Horton Inc.
2.55%, 12/01/20	7,453	7,473,069
4.38%, 09/15/22 (Call 06/15/22)	75	78,734
4.75%, 02/15/23 (Call 11/15/22)	4,910	5,255,090
5.75%, 08/15/23 (Call 05/15/23)(a)	120	133,785
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)(a)	7,040	7,318,332

		20,259,010

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)	10	10,199
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	2,500	2,524,739
2.68%, 07/19/24 (Call 06/19/24)(b)	5,000	5,096,868
Whirlpool Corp.
4.00%, 03/01/24(a)	5,625	5,974,771
4.85%, 06/15/21(a)	1,924	2,004,900

		15,611,477

Household Products & Wares — 0.2%
Avery Dennison Corp., 3.35%, 04/15/23 (Call 01/15/23)	2,100	2,153,930
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)(a)	175	176,801

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
2.88%, 10/01/22	$440	$449,051
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	1,800	1,850,373
Kimberly-Clark Corp.
2.40%, 03/01/22	96	97,161
3.88%, 03/01/21(a)	187	192,181
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 04/24/22)(b)	14,989	15,084,053
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	11,410	11,607,183

		31,610,733

Housewares — 0.1%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	11,785	12,132,672
4.00%, 06/15/22 (Call 03/15/22)(a)	545	559,785

		12,692,457

Insurance — 3.0%
AEGON Funding Co. LLC, 5.75%, 12/15/20	1,126	1,178,018
Aflac Inc., 3.63%, 06/15/23	2,059	2,177,568
Alleghany Corp.
4.95%, 06/27/22	60	64,254
5.63%, 09/15/20	376	388,827
Allstate Corp. (The)
3.15%, 06/15/23	1,297	1,353,326
Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	6,220	6,624,300
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	11,784	11,980,893
4.13%, 02/15/24(a)	4,391	4,731,558
4.88%, 06/01/22(a)	11,095	11,889,571
6.40%, 12/15/20	7,232	7,620,831
Aon Corp., 5.00%, 09/30/20	1,901	1,958,205
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	276	278,620
3.50%, 06/14/24 (Call 03/14/24)	1,804	1,908,150
4.00%, 11/27/23 (Call 08/27/23)(a)	4,345	4,644,837
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,415	1,525,872
Assurant Inc.
4.00%, 03/15/23	1,035	1,079,968
4.20%, 09/27/23 (Call 08/27/23)	5,240	5,478,463
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	500	554,266
Athene Global Funding
2.75%, 06/25/24(b)	12,535	12,677,363
3.00%, 07/01/22(b)	2,000	2,038,798
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	2,169	2,193,561
3.00%, 05/15/22(a)	986	1,019,278
4.25%, 01/15/21(a)	1,619	1,672,370
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)(a)	5,870	5,907,010
2.75%, 03/15/23 (Call 01/15/23)	14,207	14,659,819
3.00%, 02/11/23(a)	700	724,600
3.40%, 01/31/22(a)	427	443,887
3.75%, 08/15/21(a)	6,610	6,841,811
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	665	706,824
5.75%, 08/15/21(a)	568	605,498
Dai-Ichi Life Insurance Co. Ltd. (The), 7.25%, (Call 07/25/21)(b)(c)(d)	5,200	5,604,560
Fidelity National Financial Inc., 5.50%, 09/01/22	358	389,521
Guardian Life Global Funding, 2.90%, 05/06/24(a)(b)	5,170	5,388,074

Security	Par (000)	Value

Insurance (continued)
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(c)(d)	$3,000	$2,996,250
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	1,577	1,707,806
Jackson National Life Global Funding
2.10%, 10/25/21(b)	100	100,015
2.25%, 04/29/21(b)	125	125,376
2.50%, 06/27/22(b)	320	323,702
2.65%, 06/21/24(b)	5,100	5,204,841
3.30%, 06/11/21(b)	6,255	6,383,057
3.30%, 02/01/22(b)	13,485	13,878,307
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	500	591,829
Liberty Mutual Group Inc., 4.25%, 06/15/23(a)(b)	10,316	10,989,605
Lincoln National Corp.
4.00%, 09/01/23	469	500,539
4.20%, 03/15/22(a)	75	78,514
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	6,040	6,135,094
Markel Corp.
3.63%, 03/30/23(a)	600	625,447
4.90%, 07/01/22	200	213,589
5.35%, 06/01/21	146	153,347
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	3,867	3,930,274
3.30%, 03/14/23 (Call 01/14/23)	66	68,561
3.50%, 12/29/20(a)	1,411	1,436,491
3.88%, 03/15/24 (Call 02/15/24)	13,530	14,513,219
4.05%, 10/15/23 (Call 07/15/23)	533	569,364
4.80%, 07/15/21 (Call 04/15/21)(a)	1,026	1,068,979
MassMutual Global Funding II
1.95%, 09/22/20(b)	600	599,670
2.00%, 04/15/21(b)	300	300,088
2.50%, 04/13/22(a)(b)	5,500	5,579,216
2.50%, 10/17/22(a)(b)	1,300	1,322,378
2.75%, 06/22/24(a)(b)	5,450	5,613,649
MetLife Inc.
3.60%, 04/10/24	4,170	4,443,121
Series D, 4.37%, 09/15/23	7,944	8,666,642
Series N, 3.05%, 12/15/22	2,379	2,457,127
Metropolitan Life Global Funding I
1.95%, 09/15/21(a)(b)	1,000	999,144
2.40%, 01/08/21(a)(b)	7,330	7,372,356
2.40%, 06/17/22(b)	2,070	2,090,577
2.65%, 04/08/22(b)	1,520	1,544,209
3.00%, 01/10/23(a)(b)	800	824,494
3.38%, 01/11/22(b)	150	154,782
3.45%, 10/09/21(a)(b)	8,620	8,874,800
3.60%, 01/11/24(b)	6,350	6,757,645
3.88%, 04/11/22(b)	1,100	1,150,467
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)	1,500	1,642,500
New York Life Global Funding
1.70%, 09/14/21(b)	5,678	5,648,333
1.95%, 09/28/20(b)	410	410,090
2.00%, 04/13/21(a)(b)	1,510	1,511,511
2.25%, 07/12/22(b)	5,000	5,038,073
2.30%, 06/10/22(a)(b)	210	211,906
2.88%, 04/10/24(a)(b)	5,275	5,466,114
2.95%, 01/28/21(b)	13,401	13,597,323
3.25%, 08/06/21(b)	4,800	4,916,483

S C H E D U L E S O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Nippon Life Insurance Co., 5.00%, 10/18/42 (Call 10/18/22)(b)(c)	$1,000	$1,061,250
Pricoa Global Funding I
2.55%, 11/24/20(a)(b)	1,450	1,461,208
3.45%, 09/01/23(a)(b)	9,330	9,790,116
Primerica Inc., 4.75%, 07/15/22	711	759,389
Principal Financial Group Inc., 3.30%, 09/15/22(a)	500	517,779
Principal Life Global Funding II
2.38%, 11/21/21(b)	200	201,153
2.63%, 11/19/20(a)(b)	3,597	3,618,184
ProAssurance Corp., 5.30%, 11/15/23(a)	1,275	1,396,855
Progressive Corp. (The), 3.75%, 08/23/21	1,860	1,926,290
Protective Life Global Funding
2.16%, 09/25/20(b)	575	575,545
2.62%, 08/22/22(b)	3,250	3,302,123
3.10%, 04/15/24(b)	9,940	10,320,105
3.40%, 06/28/21(b)	550	562,038
Prudential Financial Inc.
3.50%, 05/15/24(a)	6,685	7,134,174
4.50%, 11/15/20(a)	1,789	1,844,228
4.50%, 11/16/21	2,676	2,823,238
5.20%, 03/15/44 (Call 03/15/24)(a)(c)	930	974,175
5.63%, 06/15/43 (Call 06/15/23)(a)(c)	925	991,230
5.88%, 09/15/42 (Call 09/15/22)(c)	16,479	17,632,530
Reinsurance Group of America Inc., 5.00%, 06/01/21	581	608,950
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(a)(b)	12,110	12,758,668
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(b)(c)	3,000	3,390,000
Travelers Companies Inc. (The), 3.90%, 11/01/20	4,212	4,306,744
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	72	73,514
4.63%, 08/15/23	1,160	1,252,149
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	26	26,296
4.00%, 03/15/24(a)	332	352,605
5.63%, 09/15/20	351	362,836
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	4,321	4,503,249
Willis Towers Watson PLC, 5.75%, 03/15/21	26	27,338

		389,651,364

Internet — 0.6%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	3,180	3,228,272
3.13%, 11/28/21 (Call 09/28/21)	2,125	2,160,636
Alphabet Inc.
3.38%, 02/25/24	4,565	4,877,688
3.63%, 05/19/21	2,275	2,343,651
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(a)	7,474	7,609,277
2.50%, 11/29/22 (Call 08/29/22)(a)	1,866	1,902,586
3.30%, 12/05/21 (Call 10/05/21)	1,710	1,766,528
Baidu Inc.
2.88%, 07/06/22	500	503,760
3.88%, 09/29/23 (Call 08/29/23)	10,715	11,237,356
4.38%, 05/14/24 (Call 04/14/24)(a)	970	1,042,198
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	4,375	4,487,722
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	2,716	2,744,261

Security	Par (000)	Value

Internet (continued)
2.75%, 01/30/23 (Call 12/30/22)	$13,428	$13,686,141
2.88%, 08/01/21 (Call 06/01/21)	2,935	2,976,991
3.25%, 10/15/20 (Call 07/15/20)(a)	1,208	1,221,420
3.80%, 03/09/22 (Call 02/09/22)	2,799	2,905,994
JD.com Inc., 3.13%, 04/29/21(a)	1,125	1,129,922
Tencent Holdings Ltd., 2.99%, 01/19/23 (Call 12/19/22)(b)	8,960	9,139,403

		74,963,806

Iron & Steel — 0.3%
ArcelorMittal
3.60%, 07/16/24	4,410	4,473,428
5.50%, 03/01/21	2,829	2,951,527
6.25%, 02/25/22	6,506	7,061,109
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)(a)	748	797,890
4.13%, 09/15/22 (Call 06/15/22)	6,585	6,943,806
POSCO, 4.00%, 08/01/23(b)	5,000	5,279,780
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	1,435	1,527,838
Vale Overseas Ltd.
4.38%, 01/11/22	4,853	5,015,272
5.88%, 06/10/21(a)	1,385	1,461,175

		35,511,825

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	560	570,338
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	2,866	2,873,533
5.25%, 11/15/22	1,208	1,316,031

		4,759,902

Lodging — 0.3%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	4,800	4,978,191
5.38%, 08/15/21 (Call 05/15/21)	45	47,232
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	15,163	15,175,208
2.88%, 03/01/21 (Call 02/01/21)	354	357,080
3.13%, 02/15/23 (Call 11/15/22)	646	661,368
3.25%, 09/15/22 (Call 06/15/22)	1,120	1,147,586
3.38%, 10/15/20 (Call 07/15/20)	76	76,752
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	175	187,519
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)(a)	10,770	11,476,781

		34,107,717

Machinery — 1.4%
ABB Finance USA Inc.
2.88%, 05/08/22	7,091	7,265,202
3.38%, 04/03/23 (Call 03/03/23)	725	758,035
Caterpillar Financial Services Corp.
1.70%, 08/09/21(a)	4,360	4,339,212
1.85%, 09/04/20	5,128	5,127,795
2.40%, 06/06/22	1,276	1,294,222
2.55%, 11/29/22	495	503,602
2.75%, 08/20/21(a)	300	304,783
2.85%, 06/01/22(a)	1,865	1,914,626
2.85%, 05/17/24(a)	4,122	4,274,139
2.90%, 03/15/21	7,664	7,792,523
2.95%, 02/26/22	10,515	10,779,548
3.15%, 09/07/21	899	922,473
3.30%, 06/09/24	600	634,908
3.35%, 12/07/20	776	790,366
3.45%, 05/15/23	6,205	6,523,658

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.65%, 12/07/23	$3,560	$3,793,299
3.75%, 11/24/23(a)	325	347,958
Series I, 2.65%, 05/17/21(a)	8,369	8,492,263
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	535	545,343
3.40%, 05/15/24 (Call 02/15/24)(a)	5,418	5,767,941
3.90%, 05/27/21(a)	533	552,349
CNH Industrial Capital LLC
4.20%, 01/15/24	1,575	1,661,711
4.38%, 11/06/20(a)	677	690,452
4.38%, 04/05/22(a)	1,209	1,258,871
4.88%, 04/01/21	4,098	4,236,881
CNH Industrial NV, 4.50%, 08/15/23	6,704	7,157,660
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	1,125	1,200,767
Deere &Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	336	342,305
Dover Corp., 4.30%, 03/01/21 (Call 12/01/20)	243	248,927
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	585	593,063
4.00%, 11/15/23 (Call 08/15/23)(a)	80	82,359
IDEX Corp., 4.50%, 12/15/20 (Call 09/15/20)	10	10,232
John Deere Capital Corp.
2.15%, 09/08/22(a)	2,643	2,662,882
2.30%, 06/07/21	1,325	1,332,330
2.35%, 01/08/21(a)	7,217	7,262,630
2.55%, 01/08/21(a)	227	228,802
2.60%, 03/07/24	977	1,002,249
2.65%, 01/06/22(a)	449	457,525
2.65%, 06/24/24(a)	2,564	2,639,071
2.70%, 01/06/23	827	846,270
2.75%, 03/15/22	126	128,724
2.80%, 03/04/21(a)	1,120	1,133,228
2.80%, 03/06/23	6,592	6,783,038
2.88%, 03/12/21(a)	6,107	6,186,060
2.95%, 04/01/22(a)	15,618	15,988,125
3.13%, 09/10/21(a)	1,144	1,171,973
3.15%, 10/15/21(a)	666	682,349
3.20%, 01/10/22	1,139	1,172,980
3.35%, 06/12/24(a)	1,207	1,284,567
3.45%, 06/07/23(a)	5,592	5,921,004
3.45%, 01/10/24	1,455	1,542,360
3.65%, 10/12/23	6,065	6,480,286
3.90%, 07/12/21	171	177,055
Series 0014, 2.45%, 09/11/20	382	384,218
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	2,836	2,902,028
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	240	240,945
2.80%, 12/15/21 (Call 11/15/21)	76	77,090
3.00%, 12/15/20 (Call 11/15/20)	5,290	5,342,371
3.65%, 09/15/23 (Call 08/15/23)	8,993	9,472,387
Wabtec Corp.
4.38%, 08/15/23 (Call 05/15/23)	350	369,257
4.40%, 03/15/24 (Call 02/15/24)(a)	9,276	9,933,555

		184,012,832

Manufacturing — 0.9%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,724	1,718,190
1.75%, 02/14/23 (Call 01/14/23)	5,000	4,990,663
2.25%, 03/15/23 (Call 02/15/23)(a)	1,315	1,333,062
2.75%, 03/01/22 (Call 02/01/22)	5,326	5,446,447
3.00%, 09/14/21 (Call 08/14/21)	1,195	1,221,356

Security	Par (000)	Value

Manufacturing (continued)
3.25%, 02/14/24 (Call 01/14/24)	$820	$866,081
Eaton Corp., 2.75%, 11/02/22	11,728	11,964,840
General Electric Co.
2.70%, 10/09/22	18,399	18,279,290
3.10%, 01/09/23	1,275	1,278,762
3.15%, 09/07/22	759	763,239
3.38%, 03/11/24(a)	1,032	1,045,671
3.45%, 05/15/24 (Call 02/13/24)	2,170	2,202,486
4.38%, 09/16/20(a)	368	374,335
4.63%, 01/07/21	1,955	1,999,146
4.65%, 10/17/21(a)	11,176	11,575,128
5.30%, 02/11/21	11,381	11,686,605
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	50	51,215
3.50%, 03/01/24 (Call 12/01/23)(a)	2,664	2,820,357
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21(a)	11,771	11,890,692
4.25%, 06/15/23	1,670	1,786,181
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	1,835	1,876,872
3.50%, 09/15/22(a)	200	208,661
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(a)(b)	1,950	1,936,141
2.00%, 09/15/23(b)	5,000	4,991,779
2.70%, 03/16/22(a)(b)	10,100	10,266,490
3.13%, 03/16/24(a)(b)	4,025	4,189,567
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	165	177,829

		116,941,085

Media — 1.9%
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	1,523	1,534,930
2.90%, 06/01/23 (Call 05/01/23)	515	525,805
3.38%, 03/01/22 (Call 12/01/21)(a)	6,611	6,791,263
4.30%, 02/15/21 (Call 11/15/20)	5,576	5,699,602
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	17,907	18,896,605
4.50%, 02/01/24 (Call 01/01/24)	12,233	13,153,373
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	692	851,366
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,875	1,867,710
2.75%, 03/01/23 (Call 02/01/23)(a)	16,146	16,584,839
2.85%, 01/15/23	455	467,965
3.00%, 02/01/24 (Call 01/01/24)	10,935	11,369,124
3.13%, 07/15/22(a)	1,170	1,211,685
3.30%, 10/01/20	2,112	2,142,683
3.45%, 10/01/21	10,192	10,500,262
3.60%, 03/01/24	7,604	8,105,470
3.70%, 04/15/24 (Call 03/15/24)	7,777	8,327,551
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(a)(b)	8,585	8,758,775
3.25%, 12/15/22(a)(b)	5,110	5,251,772
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	11,258	11,490,234
3.25%, 04/01/23	135	139,207
3.30%, 05/15/22	34	34,960
3.50%, 06/15/22 (Call 04/15/22)	1,090	1,121,897
3.80%, 03/13/24 (Call 01/13/24)	513	538,249
4.38%, 06/15/21(a)	10,407	10,791,699

S C H E D U L E S O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Fox Corp.
3.67%, 01/25/22(b)	$783	$811,634
4.03%, 01/25/24 (Call 12/25/23)(b)	15,735	16,867,183
NBCUniversal Media LLC
2.88%, 01/15/23	6,406	6,592,423
4.38%, 04/01/21	15,207	15,767,101
Sky Ltd., 3.13%, 11/26/22(b)	465	479,736
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(a)	1,207	1,293,869
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	10,120	10,377,293
4.13%, 02/15/21 (Call 11/15/20)(a)	1,463	1,492,826
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	7,096	8,424,519
TWDC Enterprises 18 Corp.
2.15%, 09/17/20	4,514	4,523,874
2.30%, 02/12/21	2,197	2,207,982
2.35%, 12/01/22	1,900	1,924,443
2.45%, 03/04/22(a)	1,342	1,366,625
2.55%, 02/15/22	312	317,580
2.75%, 08/16/21	1,630	1,653,577
3.75%, 06/01/21	445	458,635
Viacom Inc.
3.88%, 12/15/21(a)	727	751,472
3.88%, 04/01/24 (Call 01/01/24)(a)	1,203	1,270,663
4.25%, 09/01/23 (Call 06/01/23)(a)	5,377	5,739,766
4.50%, 03/01/21(a)	5,956	6,134,171
Walt Disney Co. (The)
3.00%, 09/15/22(b)	6,484	6,696,851
4.00%, 10/01/23(b)	333	356,263
4.50%, 02/15/21(b)	7,499	7,772,664
Warner Media LLC, 4.00%, 01/15/22	25	26,091

		249,464,267

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)(a)	4,274	4,359,000

Mining — 0.8%
Anglo American Capital PLC
3.63%, 09/11/24(a)(b)	5,000	5,158,967
3.75%, 04/10/22(a)(b)	1,000	1,028,712
4.13%, 09/27/22(a)(b)	300	312,980
Barrick Gold Corp., 3.85%, 04/01/22(a)	767	799,294
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	1,146	1,171,999
3.25%, 11/21/21	695	713,365
3.85%, 09/30/23	640	687,403
6.25%, 10/19/75 (Call 10/19/20)(b)(c)	11,895	12,364,377
Corp. Nacional del Cobre de Chile, 4.50%, 08/13/23(b)	3,490	3,778,883
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	470	493,556
4.95%, 11/15/21(b)	5,500	5,763,267
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	2,655	2,675,443
4.13%, 05/30/23(a)(b)	10,050	10,583,735
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	8,970	9,442,942
4.63%, 04/29/24(b)	10,089	10,685,260
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(b)	8,480	9,412,800
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	1,392	1,442,460

Security	Par (000)	Value

Mining (continued)
5.95%, 03/15/24 (Call 12/15/23)	$2,034	$2,260,994
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 6.63%, 10/14/22(b)	10,000	10,975,000
Newmont Goldcorp Corp.
3.50%, 03/15/22 (Call 12/15/21)	3,953	4,057,558
3.63%, 06/09/21 (Call 04/09/21)	5,200	5,301,457
3.70%, 03/15/23 (Call 12/15/22)	5,756	5,995,526
Southern Copper Corp., 3.50%, 11/08/22	850	871,516

		105,977,494

Oil & Gas — 5.6%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	1,577	1,630,235
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	463	471,534
3.63%, 02/01/21 (Call 11/01/20)	284	287,856
BG Energy Capital PLC, 4.00%, 10/15/21(a)(b)	425	440,633
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	1,251	1,254,512
2.52%, 09/19/22 (Call 08/19/22)	6,080	6,168,714
2.75%, 05/10/23	6,527	6,686,523
3.22%, 11/28/23 (Call 09/28/23)	3,155	3,290,124
3.22%, 04/14/24 (Call 02/14/24)	3,127	3,268,569
3.25%, 05/06/22	6,387	6,594,106
3.79%, 02/06/24 (Call 01/06/24)	7,842	8,383,576
4.50%, 10/01/20	12,469	12,795,153
4.74%, 03/11/21	4,188	4,360,656
BP Capital Markets PLC
2.50%, 11/06/22	6,814	6,911,348
3.06%, 03/17/22	2,780	2,856,872
3.56%, 11/01/21	2,873	2,962,784
3.81%, 02/10/24	1,295	1,386,261
3.99%, 09/26/23	2,210	2,375,094
4.50%, 10/01/20	16	16,378
4.74%, 03/11/21	305	316,752
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	16,063	16,312,289
3.45%, 11/15/21 (Call 08/15/21)	549	560,623
3.80%, 04/15/24 (Call 01/15/24)(a)	3,131	3,296,413
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)(a)	1,103	1,110,690
3.80%, 09/15/23 (Call 06/15/23)	1,435	1,482,993
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)(a)	8,206	8,242,397
2.36%, 12/05/22 (Call 09/05/22)	11,120	11,314,921
2.41%, 03/03/22 (Call 01/03/22)	1,280	1,298,338
2.42%, 11/17/20 (Call 10/17/20)	8,194	8,242,903
2.50%, 03/03/22 (Call 02/03/22)(a)	1,814	1,845,487
2.57%, 05/16/23 (Call 03/16/23)	3,191	3,277,678
2.90%, 03/03/24 (Call 01/03/24)	1,419	1,480,050
3.19%, 06/24/23 (Call 03/24/23)	7,337	7,681,184
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	4,878	5,143,227
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)(b)	12,090	12,547,153
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	20,410	20,869,225
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	90	94,641
3.75%, 05/02/23(a)	840	878,850
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	1,795	1,931,869
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	7,490	7,747,469
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	3,928	3,969,585

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(a)	$5,525	$5,603,761
4.50%, 04/15/23 (Call 01/15/23)(a)	8,280	8,572,966
5.00%, 09/15/22 (Call 09/30/19)(a)	955	963,499
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	220	234,506
Ecopetrol SA, 5.88%, 09/18/23(a)	10,765	12,007,281
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	4,222	4,326,635
Eni SpA, Series X-R, 4.00%, 09/12/23(a)(b)	8,890	9,387,223
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	7,353	7,513,572
4.10%, 02/01/21	7,196	7,403,835
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)(a)	962	956,797
3.00%, 10/01/22 (Call 09/01/22)(a)	12,256	11,733,750
4.88%, 11/15/21(a)	1,253	1,290,106
Equinor ASA
2.45%, 01/17/23(a)	4,270	4,337,160
2.65%, 01/15/24	7,534	7,744,671
2.75%, 11/10/21	1,796	1,825,042
2.90%, 11/08/20(a)	7,745	7,829,379
3.15%, 01/23/22(a)	4,642	4,776,808
3.70%, 03/01/24(a)	4,463	4,793,600
Exxon Mobil Corp.
1.90%, 08/16/22(a)	1,075	1,081,836
2.02%, 08/16/24 (Call 07/16/24)(a)	3,000	3,024,935
2.22%, 03/01/21 (Call 02/01/21)	17,516	17,622,584
2.40%, 03/06/22 (Call 01/06/22)	2,060	2,094,005
2.73%, 03/01/23 (Call 01/01/23)	7,194	7,415,747
3.18%, 03/15/24 (Call 12/15/23)(a)	3,158	3,331,047
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(b)	10,000	10,587,500
6.51%, 03/07/22(b)	7,000	7,612,500
Harvest Operations Corp.
3.00%, 09/21/22(b)	4,000	4,088,750
4.20%, 06/01/23 (Call 05/01/23)(b)	5,000	5,349,737
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	735	760,951
4.00%, 04/15/24 (Call 01/15/24)	2,335	2,472,480
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	9,719	9,807,808
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	7,359	7,446,935
4.75%, 12/15/23 (Call 10/15/23)	8,871	9,665,214
5.13%, 03/01/21	8,613	8,962,377
Newfield Exploration Co., 5.75%, 01/30/22	3,435	3,670,647
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)(a)	4,688	4,841,088
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	2,178	2,187,524
2.70%, 08/15/22	550	555,119
2.70%, 02/15/23 (Call 11/15/22)	2,647	2,653,630
2.90%, 08/15/24 (Call 07/15/24)	5,000	5,044,895
3.13%, 02/15/22 (Call 11/15/21)	9,813	9,958,681
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	8,095	8,267,295
Pertamina Persero PT
4.30%, 05/20/23(b)	9,160	9,649,487
4.88%, 05/03/22(b)	8,750	9,247,656
Petroleos Mexicanos
3.50%, 01/30/23(a)	15,482	15,040,763
4.63%, 09/21/23	1,766	1,770,139
4.88%, 01/24/22(a)	6,220	6,321,075
4.88%, 01/18/24(a)	6,502	6,528,008

Security	Par (000)	Value

Oil & Gas (continued)
5.38%, 03/13/22	$12,520	$12,801,700
5.50%, 01/21/21	15,860	16,192,584
6.38%, 02/04/21	6,325	6,502,100
Petronas Capital Ltd., 3.13%, 03/18/22(b)	9,390	9,574,866
Phillips 66, 4.30%, 04/01/22	18,592	19,650,451
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	2,262	2,295,179
3.95%, 07/15/22 (Call 04/15/22)	6,561	6,851,020
Reliance Holding USA Inc.
4.50%, 10/19/20(b)	250	255,540
5.40%, 02/14/22(a)(b)	5,000	5,326,563
Saudi Arabian Oil Co.
2.75%, 04/16/22(b)	3,230	3,275,422
2.88%, 04/16/24(a)(b)	6,565	6,729,125
Shell International Finance BV
1.75%, 09/12/21(a)	7,075	7,063,601
1.88%, 05/10/21(a)	15,245	15,249,258
2.25%, 11/10/20	4,315	4,335,349
2.25%, 01/06/23	7,419	7,521,021
2.38%, 08/21/22	492	500,235
3.40%, 08/12/23	1,408	1,489,111
3.50%, 11/13/23 (Call 10/13/23)(a)	11,526	12,263,885
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	6,600	6,762,938
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	9,800	10,188,937
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	5,000	5,429,688
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(b)	8,340	8,290,481
2.75%, 05/03/21(b)	5,300	5,329,813
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	9,090	9,135,450
3.00%, 04/12/22(b)	5,800	5,896,063
Sinopec Group Overseas Development 2018 Ltd., 3.75%, 09/12/23(b)	1,000	1,053,125
Suncor Energy Inc., 9.25%, 10/15/21(a)	7,415	8,458,671
Total Capital Canada Ltd., 2.75%, 07/15/23(a)	5,668	5,844,465
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)(a)	2,000	2,013,182
2.70%, 01/25/23	1,950	1,996,899
2.75%, 06/19/21	8,366	8,478,597
2.88%, 02/17/22	6,994	7,161,117
3.70%, 01/15/24	671	715,336
3.75%, 04/10/24	6,663	7,170,956
Total Capital SA
4.13%, 01/28/21	8,935	9,194,848
4.25%, 12/15/21(a)	50	52,553
Woodside Finance Ltd., 4.60%, 05/10/21 (Call 02/10/21)(b)	5,000	5,154,040

		726,350,838

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)(a)	1,023	1,036,874
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	11,770	11,967,452
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	3,015	3,048,919
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	329	336,375
3.50%, 08/01/23 (Call 05/01/23)	6,352	6,617,163

S C H E D U L E S O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)(a)	$13,145	$13,151,911
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20(b)	700	699,910
2.65%, 11/20/22 (Call 10/20/22)(b)	12,920	13,180,456
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)(a)(b)	1,660	1,676,353
3.75%, 05/01/24 (Call 04/01/24)(a)(b)	6,805	7,195,020
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)(a)(b)	370	377,215
3.65%, 12/01/23 (Call 09/01/23)	6,256	6,612,911
Schlumberger Oilfield UK PLC, 4.20%, 01/15/21 (Call 10/15/20)(a)(b)	125	127,819
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	60	61,516

		66,089,894

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(b)	320	331,161
Packaging Corp. of America
2.45%, 12/15/20(a)	7,305	7,313,862
4.50%, 11/01/23 (Call 08/01/23)	574	618,076

		8,263,099

Pharmaceuticals — 4.9%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)(a)	16,229	16,281,099
2.85%, 05/14/23 (Call 03/14/23)	760	774,719
2.90%, 11/06/22	17,195	17,513,980
3.20%, 11/06/22 (Call 09/06/22)	6,770	6,939,563
3.38%, 11/14/21	5,587	5,729,693
3.75%, 11/14/23 (Call 10/14/23)	3,142	3,313,371
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	9,225	9,435,531
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	26,615	27,337,933
3.85%, 06/15/24 (Call 03/15/24)	4,525	4,772,605
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)(a)	275	277,295
3.38%, 09/15/20	220	222,220
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	50	52,594
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	7,204	7,483,632
3.50%, 11/15/21 (Call 08/15/21)	1,380	1,413,196
AstraZeneca PLC
2.38%, 11/16/20	11,162	11,191,292
2.38%, 06/12/22 (Call 05/12/22)(a)	2,778	2,800,047
3.50%, 08/17/23 (Call 07/17/23)	8,617	9,025,265
Bayer U.S. Finance II LLC
2.75%, 07/15/21(a)(b)	580	580,997
3.38%, 07/15/24 (Call 04/15/24)(b)	385	396,563
3.50%, 06/25/21 (Call 05/25/21)(b)	2,930	2,991,946
3.88%, 12/15/23 (Call 11/15/23)(a)(b)	16,885	17,744,558
Bayer U.S. Finance LLC, 3.00%, 10/08/21(b)	410	415,152
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	955	955,512
2.55%, 05/14/21(b)	2,300	2,327,624
2.60%, 05/16/22(b)	5,295	5,394,467
3.25%, 11/01/23(a)	160	168,703
7.15%, 06/15/23	5,550	6,550,365
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	10,937	11,006,329
3.08%, 06/15/24 (Call 04/15/24)	910	922,463

Security	Par (000)	Value

Pharmaceuticals (continued)
3.20%, 06/15/22	$8,072	$8,240,842
3.20%, 03/15/23	770	788,244
4.63%, 12/15/20	3,826	3,941,613
Cigna Corp.
3.20%, 09/17/20	1,089	1,098,970
3.40%, 09/17/21(a)	14,198	14,555,633
3.75%, 07/15/23 (Call 06/15/23)	16,866	17,728,474
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)(a)	8,935	8,941,902
2.63%, 08/15/24 (Call 07/15/24)(a)	1,120	1,127,830
2.75%, 12/01/22 (Call 09/01/22)	8,001	8,122,118
3.35%, 03/09/21(a)	6,878	7,013,136
3.50%, 07/20/22 (Call 05/20/22)	1,647	1,705,961
3.70%, 03/09/23 (Call 02/09/23)	33,539	35,052,494
4.00%, 12/05/23 (Call 09/05/23)(a)	2,925	3,108,784
4.13%, 05/15/21 (Call 02/15/21)	80	82,377
4.75%, 12/01/22 (Call 09/01/22)	6,020	6,433,109
Eli Lilly & Co., 2.35%, 05/15/22	2,365	2,399,025
EMD Finance LLC, 2.95%, 03/19/22 (Call 01/19/22)(b)	380	385,587
Express Scripts Holding Co.
2.60%, 11/30/20	9,305	9,344,561
3.00%, 07/15/23 (Call 05/15/23)	3,445	3,523,376
3.05%, 11/30/22 (Call 10/31/22)	2,655	2,719,550
3.30%, 02/25/21 (Call 01/25/21)	1,277	1,295,303
3.50%, 06/15/24 (Call 03/15/24)	4,475	4,689,358
3.90%, 02/15/22	11,652	12,143,787
4.75%, 11/15/21(a)	1,847	1,945,361
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,451	1,496,688
3.38%, 05/15/23(a)	7,526	7,888,517
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	17,231	17,637,828
2.88%, 06/01/22 (Call 05/01/22)	11,410	11,667,697
3.00%, 06/01/24 (Call 05/01/24)(a)	2,185	2,273,901
3.13%, 05/14/21(a)	9,612	9,784,810
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(a)	6,539	6,530,281
1.95%, 11/10/20	4,746	4,753,980
2.05%, 03/01/23 (Call 01/01/23)	934	943,967
2.25%, 03/03/22 (Call 02/03/22)	7,245	7,338,049
2.45%, 12/05/21	1,710	1,733,632
2.95%, 09/01/20	52	52,516
3.38%, 12/05/23	1,402	1,493,277
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)(a)	8,445	8,543,167
2.85%, 03/15/23 (Call 12/15/22)(a)	6,650	6,763,194
3.65%, 11/30/20	11,198	11,398,665
3.80%, 03/15/24 (Call 12/15/23)	528	554,682
Mead Johnson Nutrition Co., 3.00%, 11/15/20	536	542,743
Medco Health Solutions Inc., 4.13%, 09/15/20(a)	1,588	1,615,010
Merck & Co. Inc.
2.35%, 02/10/22(a)	1,541	1,563,656
2.40%, 09/15/22 (Call 06/15/22)	1,030	1,046,243
2.80%, 05/18/23	12,029	12,462,506
2.90%, 03/07/24 (Call 02/07/24)(a)	7,780	8,141,839
3.88%, 01/15/21 (Call 10/15/20)	1,781	1,821,353
Mylan Inc.
3.13%, 01/15/23(b)	1,775	1,796,829
4.20%, 11/29/23 (Call 08/29/23)	910	956,903

84	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)(a)	$14,813	$14,982,464
3.75%, 12/15/20 (Call 11/15/20)	6,719	6,841,497
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	11,667	11,856,697
2.40%, 09/21/22	2,726	2,774,220
3.40%, 05/06/24	4,409	4,705,072
Perrigo Finance Unlimited Co., 3.50%, 03/15/21 (Call 02/15/21)	33	33,176
Pfizer Inc.
1.95%, 06/03/21	1,754	1,759,050
2.20%, 12/15/21	1,079	1,088,451
2.80%, 03/11/22	9,190	9,426,744
2.95%, 03/15/24 (Call 02/15/24)	5,077	5,291,276
3.00%, 09/15/21(a)	2,603	2,663,156
3.00%, 06/15/23	6,430	6,697,886
3.20%, 09/15/23 (Call 08/15/23)	7,440	7,811,254
3.40%, 05/15/24(a)	830	885,991
5.80%, 08/12/23	710	813,496
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	9,425	9,907,553
4.00%, 03/29/21	6,924	7,145,128
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	34,841	34,948,383
2.88%, 09/23/23 (Call 07/23/23)(a)	9,494	9,706,949
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)(b)	5,740	5,947,697
4.40%, 11/26/23 (Call 10/26/23)(b)	9,550	10,349,679
Wyeth LLC
6.45%, 02/01/24(a)	3,015	3,570,157
7.25%, 03/01/23	120	141,685
Zeneca Wilmington Inc., 7.00%, 11/15/23	135	159,952
Zoetis Inc.
3.25%, 08/20/21	1,543	1,573,135
3.25%, 02/01/23 (Call 11/01/22)	14,266	14,753,616
3.45%, 11/13/20 (Call 10/13/20)	1,637	1,659,027

		638,701,433

Pipelines — 2.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
3.50%, 12/01/22 (Call 11/01/22)	3,110	3,194,281
APT Pipelines Ltd., 3.88%, 10/11/22(b)	90	93,837
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	75	75,958
4.95%, 12/15/24 (Call 09/15/24)	4,650	4,998,883
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	5,785	5,775,652
4.88%, 02/01/21 (Call 11/01/20)	2,790	2,849,875
Colonial Pipeline Co., 3.50%, 10/15/20 (Call 07/15/20)(b)	1,150	1,162,428
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	1,955	2,227,239
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)(a)	855	879,047
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	112	115,534
4.38%, 10/15/20 (Call 09/15/20)	9,057	9,247,613
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	6,035	6,151,668
3.50%, 06/10/24 (Call 03/10/24)	430	450,332
4.00%, 10/01/23 (Call 07/01/23)	1,245	1,317,764
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	1,073	1,103,830

Security	Par (000)	Value

Pipelines (continued)
4.15%, 10/01/20 (Call 08/01/20)(a)	$9,052	$9,188,025
4.25%, 03/15/23 (Call 12/15/22)	537	563,948
4.50%, 04/15/24 (Call 03/15/24)	10,475	11,228,901
4.65%, 06/01/21 (Call 03/01/21)	5,518	5,728,282
4.90%, 02/01/24 (Call 11/01/23)	769	832,046
5.20%, 02/01/22 (Call 11/01/21)	11,503	12,202,036
5.88%, 01/15/24 (Call 10/15/23)	850	950,950
7.50%, 10/15/20	1,621	1,708,426
7.60%, 02/01/24 (Call 11/01/23)	200	234,100
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	10,950	11,576,237
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	95	100,972
5.00%, 10/01/22 (Call 07/01/22)	2,101	2,236,285
5.75%, 09/01/20 (Call 06/01/20)(a)	4,925	5,040,193
5.88%, 03/01/22 (Call 12/01/21)	1,682	1,805,076
Enterprise Products Operating LLC
2.80%, 02/15/21	4,579	4,622,940
2.85%, 04/15/21 (Call 03/15/21)	4,393	4,442,193
3.35%, 03/15/23 (Call 12/15/22)	19,994	20,758,966
3.50%, 02/01/22(a)	7,795	8,059,974
3.90%, 02/15/24 (Call 11/15/23)	1,208	1,292,023
4.05%, 02/15/22	4,785	5,005,151
5.20%, 09/01/20	6,318	6,498,971
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)(c)	35	33,443
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	8,132	8,197,589
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/15/22)	4,604	4,723,228
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,309	1,356,524
3.50%, 03/01/21 (Call 01/01/21)	4,406	4,473,238
3.50%, 09/01/23 (Call 06/01/23)	2,687	2,792,200
3.95%, 09/01/22 (Call 06/01/22)	12,025	12,548,028
4.15%, 03/01/22	909	949,573
4.15%, 02/01/24 (Call 11/01/23)	1,850	1,968,632
4.30%, 05/01/24 (Call 02/01/24)	2,000	2,147,475
5.00%, 10/01/21 (Call 07/01/21)	778	814,130
5.30%, 09/15/20	147	151,338
5.80%, 03/01/21	246	258,265
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)(a)	13,638	14,014,337
5.00%, 02/15/21 (Call 01/15/21)(b)	275	284,694
5.63%, 11/15/23 (Call 08/15/23)(b)	235	262,279
6.50%, 09/15/20	35	36,458
Magellan Midstream Partners LP, 4.25%, 02/01/21	694	713,175
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	4,000	4,113,347
3.90%, 04/01/24 (Call 03/01/24)(b)	3,260	3,427,613
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	10,164	10,461,649
4.50%, 07/15/23 (Call 04/15/23)	2,163	2,307,847
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)(a)	1,285	1,294,178
4.25%, 02/01/22 (Call 11/01/21)(a)	5,329	5,537,155
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	10,239	10,497,515
5.00%, 09/15/23 (Call 06/15/23)	120	130,631
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	2,550	2,561,615

S C H E D U L E S O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.65%, 06/01/22 (Call 03/01/22)	$721	$741,026
3.85%, 10/15/23 (Call 07/15/23)	310	321,744
5.00%, 02/01/21 (Call 11/01/20)	834	856,893
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	8,505	8,799,742
5.63%, 04/15/23 (Call 01/15/23)	13,322	14,524,797
5.75%, 05/15/24 (Call 02/15/24)	5,470	6,107,710
6.25%, 03/15/22 (Call 12/15/21)	9,380	10,128,404
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	14	14,457
4.75%, 03/15/24 (Call 12/15/23)	6,114	6,697,101
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	525	554,412
4.40%, 04/01/21 (Call 03/01/21)	360	370,582
4.65%, 02/15/22	647	679,339
TC PipeLines LP, 4.65%, 06/15/21 (Call 03/15/21)	25	25,794
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	5,057	5,100,611
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	10,888	10,979,265
3.75%, 10/16/23 (Call 07/16/23)	400	421,341
3.80%, 10/01/20	9,634	9,789,191
9.88%, 01/01/21	4,201	4,614,809
Western Midstream Operating LP
4.00%, 07/01/22 (Call 04/01/22)	6,054	6,168,019
5.38%, 06/01/21 (Call 03/01/21)	717	741,360
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,856	1,902,757
3.60%, 03/15/22 (Call 01/15/22)	9,825	10,115,702
3.70%, 01/15/23 (Call 10/15/22)(a)	5,150	5,342,163
4.00%, 11/15/21 (Call 08/15/21)(a)	1,108	1,141,067
4.13%, 11/15/20 (Call 08/15/20)	846	860,140
4.30%, 03/04/24 (Call 12/04/23)	8,896	9,494,157
4.50%, 11/15/23 (Call 08/15/23)	335	360,632
4.55%, 06/24/24 (Call 03/24/24)(a)	5,467	5,920,370
7.88%, 09/01/21(a)	3,245	3,583,102

		376,132,479

Real Estate — 0.1%
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20(b)	6,400	6,568,000

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	5,831	6,198,238
4.00%, 01/15/24 (Call 12/15/23)(a)	8,811	9,471,724
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)(a)	462	467,709
3.75%, 04/15/23 (Call 01/15/23)	215	225,331
American Tower Corp.
2.25%, 01/15/22(a)	407	408,589
3.00%, 06/15/23	8,219	8,435,505
3.30%, 02/15/21 (Call 01/15/21)(a)	2,314	2,350,304
3.38%, 05/15/24 (Call 04/15/24)	7,800	8,148,016
3.45%, 09/15/21	1,416	1,450,563
3.50%, 01/31/23	10,160	10,557,455
4.70%, 03/15/22	883	937,919
5.00%, 02/15/24	4,123	4,576,802
5.90%, 11/01/21	74	79,699

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)(a)	$492	$498,369
4.20%, 12/15/23 (Call 09/16/23)	5,380	5,847,309
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	810 840,372
3.80%, 02/01/24 (Call 11/01/23)	1,463	1,555,616
3.85%, 02/01/23 (Call 11/01/22)	16,243	17,133,887
4.13%, 05/15/21 (Call 02/15/21)	2,875	2,963,106
5.63%, 11/15/20 (Call 09/18/19)	1,006	1,039,691
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	5,305	5,460,888
3.65%, 06/15/24 (Call 04/15/24)(a)	990	1,034,096
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	150	155,605
4.88%, 06/15/23 (Call 03/15/23)	5,000	5,471,784
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	10,865	11,453,146
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)(a)	10	10,226
3.70%, 06/15/21 (Call 04/15/21)(a)	86	87,157
5.25%, 02/15/24 (Call 11/15/23)	351	380,371
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,781	1,780,989
3.15%, 07/15/23 (Call 06/15/23)(a)	5,145	5,313,629
3.40%, 02/15/21 (Call 01/15/21)	4,732	4,803,144
4.88%, 04/15/22	8,088	8,628,968
5.25%, 01/15/23	7,658	8,377,682
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	285	306,134
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)(a)	210	212,882
3.63%, 10/01/22 (Call 07/03/22)(a)	5,410	5,621,907
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	5,555	5,815,794
3.88%, 02/15/21 (Call 12/15/20)	155	158,577
3.88%, 10/15/22 (Call 07/15/22)	50	52,411
4.38%, 06/15/22 (Call 03/15/22)	325	343,288
EPR Properties, 5.25%, 07/15/23 (Call 04/15/23)	107	115,803
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	9,698	10,041,284
4.63%, 12/15/21 (Call 09/15/21)	1,815	1,910,228
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	1,722	1,778,271
3.38%, 01/15/23 (Call 10/15/22)	11	11,364
3.63%, 08/15/22 (Call 05/15/22)(a)	160	166,152
3.88%, 05/01/24 (Call 02/01/24)	2,220	2,368,797
5.20%, 03/15/21 (Call 12/15/20)	185	192,045
Federal Realty Investment Trust
2.55%, 01/15/21 (Call 12/15/20)(a)	650	653,715
3.00%, 08/01/22 (Call 05/01/22)	233	238,635
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	320	322,445
4.38%, 04/15/21 (Call 01/15/21)(a)	1,456	1,485,193
4.88%, 11/01/20 (Call 08/01/20)	2,562	2,612,702
5.38%, 11/01/23 (Call 08/01/23)	2,442	2,646,054
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)(a)	920	945,733
4.00%, 12/01/22 (Call 10/01/22)	315	332,555
4.20%, 03/01/24 (Call 12/01/23)	1,696	1,834,167
4.25%, 11/15/23 (Call 08/15/23)(a)	401	430,823

86	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	$2,409	$2,452,164
3.38%, 07/15/21 (Call 05/15/21)(a)	26	26,473
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	4,098	4,165,599
4.50%, 06/15/23 (Call 12/15/22)	1,001	1,044,393
4.65%, 03/15/24 (Call 09/15/23)	883	922,250
5.00%, 08/15/22 (Call 02/15/22)	1,100	1,155,789
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)(a)	770	808,715
5.25%, 03/15/22 (Call 12/15/21)	279	296,292
Series D, 3.75%, 10/15/23 (Call 07/15/23)	1,440	1,502,102
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)(a)	55	55,927
3.13%, 06/01/23 (Call 03/01/23)	591	608,592
3.20%, 05/01/21 (Call 03/01/21)	843	856,067
3.40%, 11/01/22 (Call 09/01/22)(a)	210	217,500
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	2,945	3,085,230
4.40%, 02/15/24 (Call 11/15/23)	705	764,257
4.75%, 10/01/20 (Call 07/01/20)	810	827,338
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	241	259,199
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	8,785	9,155,548
3.90%, 06/15/24 (Call 03/15/24)	1,175	1,246,149
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	3,381	3,454,638
4.15%, 02/01/22 (Call 12/01/21)	2,810	2,873,835
4.25%, 05/15/24 (Call 02/15/24)	1,855	1,891,996
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	65	68,495
4.95%, 04/01/24 (Call 01/01/24)	50	53,827
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	50	50,743
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	1,297	1,402,994
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	3,890	3,939,516
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	4,617	4,706,705
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	10,016	10,384,454
4.65%, 08/01/23 (Call 05/01/23)	2,108	2,301,125
5.75%, 01/15/21 (Call 10/15/20)(a)	400	416,081
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	265	276,192
Sabra Health Care LP/Sabra Capital Corp., 4.80%, 06/01/24 (Call 05/01/24)	3,320	3,480,788
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 04/28/21 (Call 03/29/21)(b)	300	299,971
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	2,331	2,352,314
2.50%, 09/01/20 (Call 06/01/20)	1,380	1,385,138
2.50%, 07/15/21 (Call 04/15/21)(a)	526	530,402
2.63%, 06/15/22 (Call 03/15/22)(a)	1,669	1,698,220
2.75%, 02/01/23 (Call 11/01/22)(a)	329	336,816
2.75%, 06/01/23 (Call 03/01/23)(a)	13,010	13,346,921
3.38%, 03/15/22 (Call 12/15/21)(a)	1,471	1,519,069
3.75%, 02/01/24 (Call 11/01/23)	8,346	8,932,496
4.13%, 12/01/21 (Call 09/01/21)	3,582	3,729,371
4.38%, 03/01/21 (Call 12/01/20)	5,525	5,685,626
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	3,574	3,652,609

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	$496	$524,119
Tanger Properties LP, 3.88%, 12/01/23 (Call 09/01/23)(a)	232	240,369
UDR Inc., Series 0001, 4.63%, 01/10/22 (Call 10/10/21)	531	557,056
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)(a)	55	56,598
3.13%, 06/15/23 (Call 03/15/23)	9,274	9,570,391
3.50%, 04/15/24 (Call 03/15/24)(a)	8,770	9,220,922
3.75%, 05/01/24 (Call 02/01/24)(a)	412	437,069
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)(a)	1,896	1,949,107
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)(a)	2,825	2,905,075
4.60%, 02/06/24 (Call 11/06/23)	2,310	2,495,820
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	90	93,618
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	85	87,067
3.50%, 04/15/23 (Call 01/15/23)	365	376,724
4.45%, 01/15/24 (Call 10/15/23)(a)	125	133,571
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	6,765	7,129,084
3.75%, 03/15/23 (Call 12/15/22)(a)	623	655,701
3.95%, 09/01/23 (Call 08/01/23)(a)	12,195	12,990,468
5.25%, 01/15/22 (Call 09/07/19)	685	732,905
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)(a)	640	656,286
4.63%, 09/15/23	80	86,803
4.70%, 03/15/21 (Call 12/15/20)	576	593,690
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	847	910,903

		337,364,120

Retail — 1.9%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	77	80,313
4.50%, 12/01/23 (Call 09/01/23)(a)	8,836	9,514,276
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(a)(b)	940	949,894
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	551	556,371
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	150	150,933
3.13%, 04/18/24 (Call 03/18/24)	7,750	8,034,656
3.70%, 04/15/22 (Call 01/15/22)	2,988	3,112,702
4.00%, 11/15/20 (Call 08/15/20)	4,775	4,861,343
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	1,582	1,645,893
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	1,000	1,033,175
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)(a)	4,461	4,488,029
2.25%, 02/15/22	75	75,905
2.30%, 05/18/22 (Call 04/18/22)	2,150	2,177,940
2.75%, 05/18/24 (Call 03/18/24)	1,805	1,874,622
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	2,113	2,189,115
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	10,094	10,511,490
Family Dollar Stores Inc., 5.00%, 02/01/21(a)	527	543,763
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	17,724	17,758,569
2.63%, 06/01/22 (Call 05/01/22)	2,634	2,697,141
2.70%, 04/01/23 (Call 01/01/23)(a)	2,256	2,331,880
3.25%, 03/01/22	3,064	3,182,670
3.75%, 02/15/24 (Call 11/15/23)(a)	3,633	3,929,399
3.95%, 09/15/20 (Call 06/15/20)(a)	401	407,115
4.40%, 04/01/21 (Call 01/01/21)	6,196	6,407,189

S C H E D U L E S O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	$3,159	$3,238,717
3.75%, 04/15/21 (Call 01/15/21)(a)	1,423	1,456,769
3.80%, 11/15/21 (Call 08/15/21)	965	995,678
3.88%, 09/15/23 (Call 06/15/23)(a)	2,356	2,507,442
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	3,131	3,077,101
3.45%, 01/15/21 (Call 12/15/20)	2,080	2,096,812
3.63%, 06/01/24 (Call 03/01/24)(a)	385	380,749
3.88%, 01/15/22 (Call 10/15/21)(a)	51	51,722
4.38%, 09/01/23 (Call 06/01/23)	1,150	1,174,060
McDonald’s Corp.
2.63%, 01/15/22	2,736	2,780,147
2.75%, 12/09/20 (Call 11/09/20)	8,134	8,202,852
3.25%, 06/10/24	1,693	1,787,053
3.35%, 04/01/23 (Call 03/01/23)	10,870	11,390,659
3.63%, 05/20/21(a)	61	62,531
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	588	604,614
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	35	36,476
3.85%, 06/15/23 (Call 03/15/23)	100	105,595
4.63%, 09/15/21 (Call 06/15/21)	77	80,216
4.88%, 01/14/21 (Call 10/14/20)	111	114,241
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	3,576	3,580,961
2.20%, 11/22/20	7,503	7,515,436
2.70%, 06/15/22 (Call 04/15/22)(a)	5,156	5,261,836
3.10%, 03/01/23 (Call 02/01/23)(a)	11,644	12,059,178
3.85%, 10/01/23 (Call 07/01/23)	1,226	1,305,852
Target Corp., 2.90%, 01/15/22(a)	5,468	5,634,926
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)(a)	690	705,062
2.75%, 06/15/21 (Call 04/15/21)	863	875,616
Walgreen Co., 3.10%, 09/15/22	11,321	11,623,744
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	1,535	1,571,337
Walmart Inc.
1.90%, 12/15/20(a)	11,709	11,731,488
2.35%, 12/15/22 (Call 11/15/22)	8,005	8,152,636
2.55%, 04/11/23 (Call 01/11/23)(a)	3,281	3,363,246
2.85%, 07/08/24 (Call 06/08/24)	225	235,255
3.13%, 06/23/21(a)	15,067	15,434,949
3.25%, 10/25/20(a)	1,044	1,062,003
3.30%, 04/22/24 (Call 01/22/24)	3,965	4,207,709
3.40%, 06/26/23 (Call 05/26/23)	18,352	19,427,696
4.25%, 04/15/21(a)	75	78,109

		242,484,856

Savings & Loans — 0.1%
Nationwide Building Society
3.62%, 04/26/23 (Call 04/26/22)(b)(c)	4,664	4,765,620
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)	9,977	10,247,067
4.36%, 08/01/24 (Call 08/01/23)(b)(c)	1,990	2,091,630
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	2,010	2,080,028

		19,184,345

Semiconductors — 1.6%
Altera Corp., 4.10%, 11/15/23	25	27,235
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	4,406	4,435,035

Security	Par (000)	Value

Semiconductors (continued)
2.88%, 06/01/23 (Call 03/01/23)	$205	$209,551
2.95%, 01/12/21	7,451	7,523,238
3.13%, 12/05/23 (Call 10/05/23)	3,527	3,638,309
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	6,777	6,822,396
4.30%, 06/15/21(a)	3,433	3,574,473
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	6,109	6,079,769
2.65%, 01/15/23 (Call 12/15/22)	9,966	9,948,104
3.00%, 01/15/22 (Call 12/15/21)	6,012	6,063,837
3.63%, 01/15/24 (Call 11/15/23)(a)	13,463	13,738,041
Broadcom Inc.
3.13%, 04/15/21(b)	605	611,261
3.13%, 10/15/22(b)	9,811	9,937,987
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	857	854,621
2.35%, 05/11/22 (Call 04/11/22)(a)	2,067	2,093,905
2.70%, 12/15/22	11,122	11,448,230
2.88%, 05/11/24 (Call 03/11/24)	5,763	6,016,635
3.10%, 07/29/22(a)	1,749	1,814,230
3.30%, 10/01/21(a)	17,412	17,904,196
KLA Corp., 4.13%, 11/01/21 (Call 09/01/21)	1,303	1,351,292
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	1,399	1,414,779
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	2,740	2,890,809
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	5,000	5,153,209
Microchip Technology Inc.
3.92%, 06/01/21(a)	1,850	1,889,472
4.33%, 06/01/23 (Call 05/01/23)(a)	8,525	8,983,767
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)(a)	3,127	3,333,305
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	5,355	5,372,324
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	9,523	9,872,035
4.13%, 06/01/21(a)(b)	1,510	1,549,545
4.63%, 06/15/22(b)	700	737,220
4.63%, 06/01/23(b)	5,035	5,382,569
4.88%, 03/01/24 (Call 02/01/24)(a)(b)	6,145	6,692,963
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	12,478	12,713,207
2.90%, 05/20/24 (Call 03/20/24)	5,972	6,171,906
3.00%, 05/20/22(a)	14,329	14,736,761
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	590	591,004
2.25%, 05/01/23 (Call 02/01/23)(a)	1,035	1,046,437
2.63%, 05/15/24 (Call 03/15/24)(a)	485	500,254
2.75%, 03/12/21 (Call 02/12/21)(a)	1,290	1,306,527
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	1,330	1,371,050
3.00%, 03/15/21(a)	454	459,809

		206,261,297

Software — 1.8%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	6,114	6,115,691
2.60%, 06/15/22 (Call 05/15/22)	5,781	5,844,856
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	1,100	1,139,049
Broadridge Financial Solutions Inc., 3.95%, 09/01/20	52	52,861
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)(a)	7,462	7,607,339

88	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 08/15/23 (Call 05/15/23)(a)	$35	$36,577
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)(a)	8,891	9,069,855
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	4,126	4,133,140
3.50%, 04/15/23 (Call 01/15/23)	6,284	6,551,946
3.63%, 10/15/20 (Call 09/15/20)	9,194	9,331,539
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	10,375	10,599,108
3.50%, 10/01/22 (Call 07/01/22)	460	480,229
3.80%, 10/01/23 (Call 09/01/23)	6,093	6,457,743
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	6,011	5,992,905
2.00%, 11/03/20 (Call 10/03/20)(a)	11,253	11,278,480
2.00%, 08/08/23 (Call 06/08/23)	1,779	1,801,324
2.13%, 11/15/22(a)	220	222,931
2.38%, 02/12/22 (Call 01/12/22)	2,146	2,180,973
2.38%, 05/01/23 (Call 02/01/23)	6,815	6,971,756
2.40%, 02/06/22 (Call 01/06/22)(a)	12,379	12,591,637
2.65%, 11/03/22 (Call 09/03/22)(a)	1,164	1,197,467
2.88%, 02/06/24 (Call 12/06/23)	7,472	7,822,625
3.00%, 10/01/20	13,101	13,279,527
3.63%, 12/15/23 (Call 09/15/23)(a)	11,655	12,523,852
4.00%, 02/08/21	176	181,796
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(a)	4,240	4,239,689
2.40%, 09/15/23 (Call 07/15/23)	4,423	4,489,105
2.50%, 05/15/22 (Call 03/15/22)	23,583	23,931,239
2.50%, 10/15/22	17,265	17,575,202
2.63%, 02/15/23 (Call 01/15/23)	8,383	8,565,023
2.80%, 07/08/21	2,673	2,718,567
3.63%, 07/15/23(a)	5,673	6,014,145
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	9,534	9,968,783
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	6,765	6,862,731

		227,829,690

Telecommunications — 2.1%
America Movil SAB de CV, 3.13%, 07/16/22	25	25,721
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	782	793,561
2.80%, 02/17/21 (Call 01/17/21)(a)	13,832	13,948,597
3.00%, 02/15/22(a)	960	981,536
3.00%, 06/30/22 (Call 04/30/22)	15,995	16,352,906
3.20%, 03/01/22 (Call 02/01/22)(a)	2,749	2,820,582
3.40%, 06/15/22	65	67,171
3.55%, 06/01/24 (Call 03/01/24)	1,353	1,421,896
3.60%, 02/17/23 (Call 12/17/22)(a)	10,337	10,804,755
3.80%, 03/15/22	3,003	3,127,873
3.80%, 03/01/24 (Call 01/01/24)	9,107	9,683,390
3.88%, 08/15/21(a)	8,120	8,399,759
3.90%, 03/11/24 (Call 12/11/23)(a)	4,461	4,761,983
4.00%, 01/15/22	10,336	10,787,943
4.05%, 12/15/23	982	1,052,855
4.45%, 05/15/21	1,047	1,087,415
4.45%, 04/01/24 (Call 01/01/24)(a)	10,700	11,642,046
4.60%, 02/15/21 (Call 11/15/20)	1,999	2,058,411
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23(b)	205	217,268
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	6,775	7,293,667
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	13,763	13,752,217

Security	Par (000)	Value

Telecommunications (continued)
2.20%, 02/28/21	$13,068	$13,153,886
2.20%, 09/20/23 (Call 07/20/23)(a)	1,952	1,981,354
2.60%, 02/28/23	575	590,075
2.90%, 03/04/21(a)	227	230,544
3.00%, 06/15/22(a)	1,760	1,819,574
3.63%, 03/04/24	3,796	4,098,579
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	912	931,068
3.70%, 11/15/23 (Call 08/15/23)(a)	2,000	2,109,902
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)(a)(b)	663	659,316
2.49%, 09/19/23 (Call 07/19/23)(a)(b)	200	201,873
2.82%, 01/19/22 (Call 12/19/21)(b)	6,720	6,811,807
Juniper Networks Inc., 4.50%, 03/15/24(a)	5,815	6,324,937
Motorola Solutions Inc.
3.50%, 03/01/23	617	635,067
3.75%, 05/15/22	2,270	2,347,927
Ooredoo International Finance Ltd., 3.25%, 02/21/23(a)(b)	6,600	6,765,000
Orange SA, 4.13%, 09/14/21(a)	5,579	5,807,435
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	842	865,949
4.10%, 10/01/23 (Call 07/01/23)	7,776	8,336,323
SES SA, 3.60%, 04/04/23(b)	5,325	5,422,781
Telefonica Emisiones SA
4.57%, 04/27/23	975	1,054,541
5.46%, 02/16/21	15,225	15,934,701
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	9,165	9,291,901
2.95%, 03/15/22(a)	252	258,635
3.13%, 03/16/22(a)	13,045	13,433,265
3.45%, 03/15/21(a)	6,269	6,412,963
4.15%, 03/15/24 (Call 12/15/23)	816	885,303
4.60%, 04/01/21(a)	7,464	7,762,465
5.15%, 09/15/23	12,295	13,817,973
Vodafone Group PLC
2.95%, 02/19/23	100	102,798
3.75%, 01/16/24(a)	13,701	14,474,965

		273,604,459

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	5,774	6,058,197

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.15%, 05/15/21 (Call 03/15/21)	82	82,942

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	834	862,753
3.05%, 03/15/22 (Call 12/15/21)	916	940,728
3.05%, 09/01/22 (Call 06/01/22)(a)	3,506	3,608,914
3.45%, 09/15/21 (Call 06/15/21)	2,342	2,403,709
3.60%, 09/01/20 (Call 06/01/20)(a)	400	404,593
3.75%, 04/01/24 (Call 01/01/24)(a)	1,269	1,357,655
3.85%, 09/01/23 (Call 06/01/23)	1,686	1,804,658
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)(a)	540	541,524
2.85%, 12/15/21 (Call 09/15/21)	3,654	3,711,985
Canadian Pacific Railway Co., 4.50%, 01/15/22	750	789,582
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)(a)	1,107	1,124,159

S C H E D U L E S O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.70%, 11/01/23 (Call 08/01/23)	$6,475	$6,883,481
4.25%, 06/01/21 (Call 03/01/21)(a)	3,176	3,274,491
FedEx Corp.
2.63%, 08/01/22	1,702	1,731,350
3.40%, 01/14/22(a)	2,176	2,244,946
4.00%, 01/15/24	710	764,277
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	880	900,340
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	1,483	1,524,037
3.00%, 04/01/22 (Call 01/01/22)	35	35,743
3.25%, 12/01/21 (Call 09/01/21)	72	73,567
3.85%, 01/15/24 (Call 10/15/23)	240	256,532
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	160	160,118
2.50%, 09/01/22 (Call 08/01/22)	2,450	2,471,951
2.50%, 09/01/24 (Call 08/01/24)	700	705,615
2.80%, 03/01/22 (Call 02/01/22)	45	45,650
2.88%, 09/01/20 (Call 08/01/20)	4,236	4,258,588
2.88%, 06/01/22 (Call 05/01/22)	2,110	2,153,199
3.40%, 03/01/23 (Call 02/01/23)	2,205	2,288,523
3.45%, 11/15/21 (Call 10/15/21)	408	418,622
3.50%, 06/01/21(a)	1,688	1,732,461
3.65%, 03/18/24 (Call 02/18/24)(a)	5,305	5,611,951
3.75%, 06/09/23 (Call 05/09/23)(a)	4,330	4,561,480
3.88%, 12/01/23 (Call 11/01/23)	4,137	4,397,535
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	4,470	4,582,370
2.95%, 03/01/22(a)	2,898	2,968,402
2.95%, 01/15/23 (Call 10/15/22)(a)	276	283,590
3.15%, 03/01/24 (Call 02/01/24)	830	867,921
3.20%, 06/08/21(a)	6,204	6,323,828
3.50%, 06/08/23 (Call 05/08/23)(a)	7,700	8,101,619
3.75%, 03/15/24 (Call 12/15/23)	378	402,292
4.00%, 02/01/21 (Call 11/01/20)	2,566	2,624,836
4.16%, 07/15/22 (Call 04/15/22)	660	696,093
United Parcel Service Inc.
2.05%, 04/01/21	1,290	1,291,171
2.20%, 09/01/24 (Call 08/01/24)	1,990	2,008,078
2.35%, 05/16/22 (Call 04/16/22)	1,610	1,627,237
2.45%, 10/01/22	1,423	1,447,503
2.50%, 04/01/23 (Call 03/01/23)	3,285	3,341,743
3.13%, 01/15/21(a)	8,405	8,539,102

		109,150,502

Trucking & Leasing — 0.5%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(b)	5,000	5,074,846
3.88%, 05/01/23 (Call 04/01/23)(a)(b)	12,845	13,446,195
6.75%, 04/06/21(b)	400	427,258
7.13%, 10/15/20(a)(b)	750	789,710
GATX Corp.
3.90%, 03/30/23	250	261,898
4.35%, 02/15/24 (Call 01/15/24)	3,455	3,723,830
4.75%, 06/15/22	417	444,474
4.85%, 06/01/21	25	26,112
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	10,225	10,319,575
3.30%, 04/01/21 (Call 03/01/21)(a)(b)	1,120	1,137,552
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	2,500	2,602,167
3.65%, 07/29/21 (Call 06/29/21)(a)(b)	7,645	7,824,922
3.90%, 02/01/24 (Call 01/01/24)(b)	3,935	4,161,073

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
4.13%, 08/01/23 (Call 07/01/23)(b)	$2,665	$2,824,162
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21(b)	200	200,850
3.00%, 07/15/22 (Call 06/15/22)(b)	200	203,380
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	4,250	4,434,963
4.13%, 07/15/23 (Call 06/15/23)(b)	5,000	5,304,563

		63,207,530

Water — 0.0%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)(a)	245	261,278

Total Corporate Bonds & Notes — 98.0% (Cost: $12,336,258,938)		12,668,650,075

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp.
1.88%, 07/18/21(b)	1,400	1,393,000
2.75%, 07/20/22(b)	4,000	4,065,000
Korea Hydro & Nuclear Power Co. Ltd.
3.75%, 07/25/23(b)	200	211,888
4.75%, 07/13/21(b)	750	785,859
Korea National Oil Corp., 2.13%, 04/14/21(b)	1,050	1,051,641
Korea Resources Corp., 3.00%, 04/24/22(b)	4,000	4,061,250

		11,568,638

Total Foreign Government Obligations — 0.1% (Cost: $11,248,473)		11,568,638

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(g)(h)(i)	655,945	656,273,067
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(g)(h)	103,023	103,023,000

		759,296,067

Total Short-Term Investments — 5.9% (Cost: $759,035,599)		759,296,067

Total Investments in Securities — 104.0% (Cost: $13,106,543,010)		13,439,514,780

Other Assets, Less Liabilities — (4.0)%		(520,452,954)

Net Assets — 100.0%		$12,919,061,826

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

90	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Short-Term Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	827,428	(171,483)	655,945	$656,273,067	$871,767	(b)	$53,637		$467
BlackRock Cash Funds: Treasury, SL Agency Shares	83,189	19,834	103,023	103,023,000	1,594,278		—		—

				$759,296,067	$2,466,045		$53,637		$467

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended August 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$12,668,650,075	$—	$12,668,650,075
Foreign Government Obligations	—	11,568,638	—	11,568,638
Money Market Funds	759,296,067	—	—	759,296,067

	$759,296,067	$12,680,218,713	$—	$13,439,514,780

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	91

Statements of Assets and Liabilities  (unaudited)

August 31, 2019

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares Short-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,514,512,537	$12,680,218,713
Affiliated(c)	369,286,242	759,296,067
Cash	473,491	—
Receivables:
Investments sold	10,311,563	34,123,347
Securities lending income — Affiliated	72,691	150,703
Capital shares sold	411,100	2,493,097
Dividends	110,914	286,029
Interest	35,313,131	111,564,551

Total assets	3,930,491,669	13,588,132,507

LIABILITIES
Bank overdraft	—	4,946,338
Collateral on securities loaned, at value	298,448,163	655,904,654
Payables:
Investments purchased	14,968,964	7,594,222
Investment advisory fees	180,416	625,467

Total liabilities	313,597,543	669,070,681

NET ASSETS	$3,616,894,126	$12,919,061,826

NET ASSETS CONSIST OF:
Paid-in capital	$3,365,832,709	$12,654,848,488
Accumulated earnings	251,061,417	264,213,338

NET ASSETS	$3,616,894,126	$12,919,061,826

Shares outstanding	61,600,000	240,300,000

Net asset value	$58.72	$53.76

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$289,164,654	$636,673,845
(b) Investments, at cost — Unaffiliated	$3,295,518,739	$12,347,507,411
(c) Investments, at cost — Affiliated	$369,170,729	$759,035,599

See notes to financial statements.

92	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended August 31, 2019

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares Short-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$740,691	$1,594,278
Interest — Unaffiliated	57,889,219	185,181,737
Securities lending income — Affiliated — net	409,293	871,767
Other income — Unaffiliated	10,176	5,250

Total investment income	59,049,379	187,653,032

EXPENSES
Investment advisory fees	961,502	3,388,300

Total expenses	961,502	3,388,300

Net investment income	58,087,877	184,264,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	2,789,155	4,384,472
Investments — Affiliated	2,763	53,637
In-kind redemptions — Unaffiliated	36,137,066	12,469,646
Futures contracts	—	(2)

Net realized gain	38,928,984	16,907,753

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	231,870,648	306,327,781
Investments — Affiliated	29,045	467

Net change in unrealized appreciation (depreciation)	231,899,693	306,328,248

Net realized and unrealized gain	270,828,677	323,236,001

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$328,916,554	$507,500,733

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Statements of Changes in Net Assets

	iShares Broad USD Investment Grade Corporate Bond ETF		iShares Short-Term Corporate Bond ETF

	Six Months Ended		Six Months Ended
	08/31/19 (unaudited)	Year Ended 02/28/19	08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$58,087,877	$67,803,921	$184,264,732	$277,268,761
Net realized gain (loss)	38,928,984	(13,512,262)	16,907,753	(120,204,401)
Net change in unrealized appreciation (depreciation)	231,899,693	10,956,343	306,328,248	175,625,617

Net increase in net assets resulting from operations	328,916,554	65,248,002	507,500,733	332,689,977

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(56,288,545)	(64,150,294)	(180,335,161)	(268,538,135)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	664,781,946	1,202,522,620	2,304,011,323	(695,237,022)

NET ASSETS
Total increase (decrease) in net assets	937,409,955	1,203,620,328	2,631,176,895	(631,085,180)
Beginning of period	2,679,484,171	1,475,863,843	10,287,884,931	10,918,970,111

End of period	$3,616,894,126	$2,679,484,171	$12,919,061,826	$10,287,884,931

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

94	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF

	Six Months Ended
	08/31/19		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/19 (a)	02/28/18 (a)	02/28/17 (a)	02/29/16 (a)	02/28/15 (a)

Net asset value, beginning of period	$53.97		$54.46	$55.09	$53.84	$56.36	$54.81

Net investment income(b)	1.02		1.95	1.71	1.72	1.75	1.83
Net realized and unrealized gain (loss)(c)	4.74		(0.59)	(0.65)	1.25	(2.54)	1.57

Net increase (decrease) from investment operations	5.76		1.36	1.06	2.97	(0.79)	3.40

Distributions(d)
From net investment income		(1.01)	(1.85)	(1.69)	(1.72)	(1.73)	(1.85)

Total distributions		(1.01)	(1.85)	(1.69)	(1.72)	(1.73)	(1.85)

Net asset value, end of period	$58.72		$53.97	$54.46	$55.09	$53.84	$56.36

Total Return
Based on net asset value	10.79	%(e)	2.59%	1.92%	5.54%	(1.37)%	6.26%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.08%	0.15%	0.15%	0.15%	0.16%

Total expenses after fees waived	0.06	%(f)	0.08%	0.15%	0.15%	0.15%	0.16%

Net investment income	3.62	%(f)	3.65%	3.08%	3.10%	3.20%	3.29%

Supplemental Data
Net assets, end of period (000)	$3,616,894		$2,679,484	$1,475,864	$1,299,988	$732,167	$1,070,751

Portfolio turnover rate(g)	6	%(e)	27%	11%	12%	12%	10%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short-Term Corporate Bond ETF

	Six Months Ended
	08/31/19 (unaudited)		Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)	Year Ended 02/28/15 (a)

Net asset value, beginning of period	$52.28		$51.95	$52.60	$52.36	$52.68	$52.78

Net investment income(b)	0.84		1.37	0.89	0.79	0.65	0.50
Net realized and unrealized gain (loss)(c)	1.48		0.29	(0.66)	0.22	(0.33)	(0.10)

Net increase from investment operations	2.32		1.66	0.23	1.01	0.32	0.40

Distributions(d)
From net investment income		(0.84)	(1.33)	(0.88)	(0.77)	(0.64)	(0.50)

Total distributions		(0.84)	(1.33)	(0.88)	(0.77)	(0.64)	(0.50)

Net asset value, end of period	$53.76		$52.28	$51.95	$52.60	$52.36	$52.68

Total Return
Based on net asset value	4.47	%(e)	3.26%	0.42%	1.93%	0.63%	0.73%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.10%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.06	%(f)	0.09%	0.20%	0.20%	0.20%	0.20%

Net investment income	3.15	%(f)	2.64%	1.69%	1.49%	1.22%	0.94%

Supplemental Data
Net assets, end of period (000)	$12,919,062		$10,287,885	$10,918,970	$11,334,226	$10,759,746	$10,945,658

Portfolio turnover rate(g)	19	%(e)	80%	46%	35%	35%	17%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond	Diversified
Short-Term Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
Broad USD Investment Grade Corporate Bond	$2,968,176,645
Short-Term Corporate Bond	10,993,308,491

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

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Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$12,140,184	$12,140,184		$—	$—
Barclays Capital Inc.	2,641,966	2,641,966		—	—
BMO Capital Markets	1,422,334	1,422,334		—	—
BNP Paribas Prime Brokerage International Ltd.	8,862,341	8,862,341		—	—
BofA Securities, Inc.	11,887,681	11,887,681		—	—
CITADEL CLEARING LLC	12,470,587	12,470,587		—	—
Citigroup Global Markets Inc.	18,073,365	18,073,365		—	—
Credit Suisse Securities (USA) LLC	18,890,567	18,890,567		—	—
Deutsche Bank Securities Inc.	2,342,001	2,342,001		—	—
Goldman Sachs &Co.	42,494,249	42,494,249		—	—
HSBC Securities (USA) Inc.	18,133,166	18,133,166		—	—
Jefferies LLC	1,758,239	1,758,239		—	—
JPMorgan Securities LLC	41,097,693	41,097,693		—	—
Morgan Stanley & Co. LLC	19,471,582	19,471,582		—	—
MUFG Securities Americas Inc.	7,725,882	7,725,882		—	—
Nomura Securities International Inc.	678,329	678,329		—	—
RBC Capital Markets LLC	17,187,434	17,187,434		—	—
Scotia Capital (USA) Inc.	2,177,559	2,177,559		—	—
SG Americas Securities LLC	374,198	374,198		—	—
State Street Bank & Trust Company	2,637,766	2,637,766		—	—
TD Prime Services LLC	1,183,895	1,183,895		—	—
UBS AG	1,199,473	1,199,473		—	—
Wells Fargo Securities LLC	44,314,163	44,314,163		—	—

	$289,164,654	$289,164,654		$—	$—

Short-Term Corporate Bond
Barclays Bank PLC	$16,497,971	$16,497,971		$—	$—
Barclays Capital Inc.	4,682,357	4,682,357		—	—
BMO Capital Markets	3,563,155	3,563,155		—	—
BNP Paribas Prime Brokerage International Ltd.	4,432,595	4,432,595		—	—
BofA Securities, Inc.	20,594,169	20,594,169		—	—
CITADEL CLEARING LLC	7,386,239	7,386,239		—	—
Citigroup Global Markets Inc.	27,039,632	27,039,632		—	—
Credit Suisse Securities (USA) LLC	40,180,816	40,180,816		—	—
Deutsche Bank Securities Inc.	5,007,991	5,007,991		—	—
Goldman Sachs & Co.	70,643,881	70,643,881		—	—
HSBC Securities (USA) Inc.	41,865,793	41,865,793		—	—
Jefferies LLC	1,990,774	1,990,774		—	—
JPMorgan Securities LLC	72,731,179	72,731,179		—	—
Morgan Stanley & Co. LLC	45,422,039	45,422,039		—	—
MUFG Securities Americas Inc.	55,712,714	55,712,714		—	—
Nomura Securities International Inc.	2,354,737	2,354,737		—	—
RBC Capital Markets LLC	72,610,717	72,610,717		—	—
Scotia Capital (USA) Inc.	16,660,303	16,660,303		—	—
SG Americas Securities LLC	51,572	51,572		—	—
TD Prime Services LLC	7,204,246	7,204,246		—	—
Wells Fargo Securities LLC	120,040,965	120,040,965		—	—

	$636,673,845	$636,673,845		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Broad USD Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Short-Term Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended August 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Broad USD Investment Grade Corporate Bond	$148,410
Short-Term Corporate Bond	322,257

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$1,788,955	$—
Short-Term Corporate Bond	778,739,979	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$219,304,464	$194,738,137
Short-Term Corporate Bond	2,286,139,404	2,179,559,014

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$1,474,958,341	$849,742,468
Short-Term Corporate Bond	2,751,779,889	603,489,104

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Broad USD Investment Grade Corporate Bond	$14,164,466
Short-Term Corporate Bond	115,084,798

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond	$3,666,860,346	$219,921,095	$(2,982,662)	$216,938,433
Short-Term Corporate Bond	13,108,620,222	332,839,698	(1,945,140)	330,894,558

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares		Amount

Broad USD Investment Grade Corporate Bond
Shares sold	27,350,000	$1,536,204,495	23,050,000	(a)	$1,229,561,505
Shares redeemed	(15,400,000)	(871,422,549)	(500,000	)(a)	(27,038,885)

Net increase	11,950,000	$664,781,946	22,550,000		$1,202,522,620

Short-Term Corporate Bond
Shares sold	55,100,000	$2,918,139,446	22,600,000	(a)	$1,171,511,010
Shares redeemed	(11,600,000)	(614,128,123)	(36,000,000	)(a)	(1,866,748,032)

Net increase(decrease)	43,500,000	$2,304,011,323	(13,400,000)		$(695,237,022)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Board Review and Approval of Investment Advisory Contract

iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Short-Term Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its

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Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

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Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Broad USD Investment Grade Corporate Bond(a)	$0.995346	$—	$0.012056	$1.007402	99%	—%	1%	100%
Short-Term Corporate Bond(a)	0.828942	—	0.006436	0.835378	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	109

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-212-0819

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

       iShares Trust

▶	iShares Intermediate-Term Corporate Bond ETF | IGIB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF

Investment Objective

The iShares Intermediate-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofAML 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.17%	13.32%	3.97%	4.66%	13.32%	21.48%	57.73%
Fund Market	10.10	13.39	3.95	4.51	13.39	21.36	55.38
Index(a)	10.19	13.36	4.14	4.88	13.36	22.50	61.01

(a)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Intermediate Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 5-10 Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,101.70	$ 0.32		$ 1,000.00	$ 1,024.80	$ 0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	1.2%
Aa	4.8
A	34.6
Baa	54.5
Ba	2.5
Not Rated	2.4

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	1.6%
5-10 Years	95.2
10-15 Years	2.1
More than 20 Years	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$450	$510,735
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	5,684	6,034,870
3.65%, 11/01/24 (Call 08/01/24)	845	894,268
WPP Finance 2010, 3.75%, 09/19/24	4,315	4,510,291

		11,950,164

Aerospace & Defense — 1.8%
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)(b)	5,090	5,389,944
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	2,424	2,427,664
2.60%, 10/30/25 (Call 07/30/25)	2,555	2,614,500
2.70%, 02/01/27 (Call 12/01/26)	655	672,929
2.80%, 03/01/27 (Call 12/01/26)	955	985,253
2.85%, 10/30/24 (Call 07/30/24)	1,071	1,105,666
3.10%, 05/01/26 (Call 03/01/26)(b)	2,075	2,192,516
3.20%, 03/01/29 (Call 12/01/28)	2,115	2,251,706
3.25%, 03/01/28 (Call 12/01/27)	1,790	1,913,643
3.45%, 11/01/28 (Call 08/01/28)	2,481	2,689,029
Embraer Netherlands Finance BV
5.05%, 06/15/25(b)	3,810	4,173,141
5.40%, 02/01/27	2,856	3,221,925
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)(b)	2,375	2,388,553
2.38%, 11/15/24 (Call 09/15/24)	1,135	1,159,344
2.63%, 11/15/27 (Call 08/15/27)	1,835	1,905,165
3.50%, 05/15/25 (Call 03/15/25)	4,916	5,290,829
3.75%, 05/15/28 (Call 02/15/28)	2,510	2,829,507
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	35	37,530
3.85%, 12/15/26 (Call 09/15/26)(a)	1,316	1,426,316
4.40%, 06/15/28 (Call 03/15/28)(b)	4,615	5,215,471
4.40%, 06/15/28 (Call 03/15/28)(a)	6,315	7,136,663
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	1,677	1,747,960
3.55%, 01/15/26 (Call 10/15/25)	7,519	8,154,556
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	4,052	4,193,868
3.20%, 02/01/27 (Call 11/01/26)	4,330	4,580,406
3.25%, 01/15/28 (Call 10/15/27)	9,468	10,055,047
Raytheon Co., 3.15%, 12/15/24 (Call 09/15/24)(b)	1,442	1,521,774
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	6,071	6,527,823
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	2,615	2,743,723
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	1,120	1,175,045
4.60%, 06/15/28 (Call 03/15/28)(b)	2,651	2,912,422
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	3,303	3,418,772
3.13%, 05/04/27 (Call 02/04/27)	9,596	10,160,349
3.95%, 08/16/25 (Call 06/16/25)	6,502	7,141,378
4.13%, 11/16/28 (Call 08/16/28)	7,283	8,330,997

		129,691,414

Agriculture — 1.2%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(b)	2,540	2,526,998
4.40%, 02/14/26 (Call 12/14/25)	3,454	3,786,458
4.80%, 02/14/29 (Call 11/14/28)	11,403	12,888,076

Security	Par (000)	Value
Agriculture (continued)
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	$3,766	$3,861,110
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	11,701	12,022,694
3.56%, 08/15/27 (Call 05/15/27)	10,716	10,978,986
BAT International Finance PLC, 3.95%, 06/15/25(a)(b)	870	922,025
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)(b)	2,414	2,410,438
3.75%, 09/25/27 (Call 06/25/27)(b)	3,170	3,270,002
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(a)(b)	1,000	1,080,834
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(a)	3,000	3,075,144
3.88%, 07/26/29 (Call 04/26/29)(a)	1,000	1,033,077
4.25%, 07/21/25 (Call 04/21/25)(a)	5,000	5,330,684
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	1,148	1,170,398
3.13%, 08/17/27 (Call 05/17/27)	2,265	2,374,137
3.13%, 03/02/28 (Call 12/02/27)(b)	270	277,746
3.25%, 11/10/24	3,360	3,515,278
3.38%, 08/11/25 (Call 05/11/25)(b)	2,549	2,680,571
3.38%, 08/15/29 (Call 05/15/29)	2,400	2,515,661
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	12,406	13,426,811

		89,147,128

Airlines — 0.0%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	1,670	1,803,957
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)(b)	606	620,332
3.45%, 11/16/27 (Call 08/16/27)	825	868,936

		3,293,225

Apparel — 0.1%
Michael Kors USA Inc., 4.00%, 11/01/24 (Call 09/01/24)(a)(b)	550	558,058
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	3,126	3,215,325
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(b)	3,305	3,547,159
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)(b)	1,813	1,865,499
4.25%, 04/01/25 (Call 01/01/25)	1,020	1,055,950

		10,241,991

Auto Manufacturers — 1.7%
American Honda Finance Corp.
2.30%, 09/09/26	1,773	1,788,469
3.50%, 02/15/28	2,050	2,234,173
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)	1,000	1,015,169
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(a)	5,810	5,956,579
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	2,720	2,960,729
3.75%, 04/12/28 (Call 01/12/28)(a)	2,330	2,550,941
3.95%, 08/14/28 (Call 05/14/28)(a)	1,500	1,665,759
Daimler Finance North America LLC
3.10%, 08/15/29(a)	2,500	2,540,059
3.45%, 01/06/27(a)	3,805	3,971,075
3.75%, 02/22/28(a)(b)	5,055	5,404,506
4.30%, 02/22/29(a)(b)	1,500	1,682,790
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	5,864	6,018,258
6.38%, 02/01/29(b)	406	454,401
6.63%, 10/01/28	955	1,085,586
Ford Motor Credit Co. LLC
3.66%, 09/08/24(b)	1,840	1,840,307

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
3.82%, 11/02/27 (Call 08/02/27)(b)	$3,540	$3,440,108
4.13%, 08/04/25	7,986	8,047,723
4.39%, 01/08/26(b)	4,760	4,839,749
4.69%, 06/09/25 (Call 04/09/25)	2,420	2,503,934
5.11%, 05/03/29 (Call 02/03/29)	3,125	3,227,718
General Motors Co.
4.00%, 04/01/25	816	843,195
4.20%, 10/01/27 (Call 07/01/27)	141	145,363
5.00%, 10/01/28 (Call 07/01/28)	1,498	1,614,595
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)	2,626	2,661,880
3.85%, 01/05/28 (Call 10/05/27)	5,789	5,819,563
4.00%, 01/15/25 (Call 10/15/24)	7,045	7,250,431
4.00%, 10/06/26 (Call 07/06/26)	2,824	2,896,306
4.30%, 07/13/25 (Call 04/13/25)	3,220	3,355,232
4.35%, 04/09/25 (Call 02/09/25)	2,700	2,828,366
4.35%, 01/17/27 (Call 10/17/26)	3,124	3,236,538
5.25%, 03/01/26 (Call 12/01/25)	3,979	4,347,240
5.65%, 01/17/29 (Call 10/17/28)(b)	721	806,470
Hyundai Capital America, 2.75%, 09/27/26(a)	200	196,000
Kia Motors Corp., 3.50%, 10/25/27(a)	1,000	1,028,584
Toyota Motor Corp.
2.76%, 07/02/29(b)	1,365	1,424,242
3.67%, 07/20/28(b)	2,100	2,355,249
Toyota Motor Credit Corp.
3.05%, 01/11/28(b)	2,805	2,988,848
3.20%, 01/11/27(b)	2,091	2,259,521
3.40%, 04/14/25(b)	2,690	2,889,612
3.65%, 01/08/29	1,206	1,349,132
Volkswagen Group of America Finance LLC, 4.75%, 11/13/28(a)(b)	5,465	6,131,628

		119,656,028

Auto Parts & Equipment — 0.3%
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	2,330	2,503,656
4.35%, 03/15/29 (Call 12/15/28)(b)	1,727	1,889,520
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(b)	620	649,821
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	775	825,551
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	2,045	2,061,898
4.25%, 05/15/29 (Call 02/15/29)	2,160	2,238,538
5.25%, 01/15/25 (Call 01/15/20)(b)	3,960	4,098,592
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	1,980	2,151,381
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	4,225	4,440,029

		20,858,986

Banks — 23.6%
ABN AMRO Bank NV
4.75%, 07/28/25(a)	4,610	5,026,366
4.80%, 04/18/26(a)	3,760	4,140,274
ANZ New Zealand Int’l Ltd./London, 3.45%, 01/21/28(a)(b)	275	294,739
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26(a)(b)	8,335	8,968,319
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	36	39,320
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(a)	3,500	3,549,678

Security	Par (000)	Value
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 10/01/28 (Call 10/01/23)(a)(c)	$2,050	$2,178,766
Banco Santander SA
3.31%, 06/27/29	1,575	1,648,834
3.80%, 02/23/28(b)	2,584	2,736,469
4.25%, 04/11/27	3,585	3,883,642
4.38%, 04/12/28	5,496	6,043,334
5.18%, 11/19/25(b)	6,144	6,788,654
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(a)	1,000	1,135,625
Bank of America Corp.
3.09%, 10/01/25 (Call 10/01/24)(b)(c)	5,877	6,104,600
3.19%, 07/23/30 (Call 07/23/29)(c)	5,250	5,480,355
3.25%, 10/21/27 (Call 10/21/26)(b)	9,751	10,288,707
3.37%, 01/23/26 (Call 01/23/25)(c)	11,499	12,054,048
3.42%, 12/20/28 (Call 12/20/27)(c)	19,056	20,158,522
3.50%, 04/19/26(b)	6,791	7,270,114
3.56%, 04/23/27 (Call 04/23/26)(c)	11,725	12,476,129
3.59%, 07/21/28 (Call 07/21/27)(c)	5,280	5,643,282
3.71%, 04/24/28 (Call 04/24/27)(c)	9,523	10,272,323
3.82%, 01/20/28 (Call 01/20/27)(c)	6,457	6,996,687
3.88%, 08/01/25(b)	6,588	7,187,455
3.97%, 03/05/29 (Call 03/05/28)(c)	8,049	8,845,529
3.97%, 02/07/30 (Call 02/07/29)(c)	2,914	3,231,941
4.00%, 01/22/25(b)	5,387	5,754,905
4.20%, 08/26/24	11,485	12,388,237
4.25%, 10/22/26	5,328	5,815,126
4.27%, 07/23/29 (Call 07/23/28)(c)	9,763	11,016,467
4.45%, 03/03/26	11,761	12,937,800
6.22%, 09/15/26(b)	300	357,146
Series L, 3.95%, 04/21/25	10,310	11,006,220
Series L, 4.18%, 11/25/27 (Call 11/25/26)(b)	9,004	9,795,494
Bank of China Ltd., 5.00%, 11/13/24(a)	9,240	10,100,475
Bank of Montreal
3.80%, 12/15/32 (Call 12/15/27)(c)	3,201	3,353,048
4.80%, (Call 08/25/24)(c)(d)	50	50,063
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	2,566	2,603,185
2.80%, 05/04/26 (Call 02/04/26)	2,641	2,739,578
3.00%, 10/30/28 (Call 07/30/28)(b)	280	291,677
3.25%, 09/11/24 (Call 08/11/24)	385	405,778
3.25%, 05/16/27 (Call 02/16/27)	2,873	3,066,018
3.40%, 01/29/28 (Call 10/29/27)	3,201	3,467,584
3.44%, 02/07/28 (Call 02/07/27)(b)(c)	6,671	7,155,151
3.85%, 04/28/28(b)	3,760	4,269,260
3.95%, 11/18/25 (Call 10/18/25)(b)	1,385	1,523,210
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,525	2,627,307
Bank of Nova Scotia (The)
2.70%, 08/03/26	1,625	1,665,012
4.50%, 12/16/25	3,821	4,193,477
Bank One Corp.
7.63%, 10/15/26(b)	1,160	1,522,205
8.00%, 04/29/27(b)	2,215	3,000,547
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	521	573,170
Barclays PLC
3.65%, 03/16/25	10,840	11,042,274
4.34%, 01/10/28 (Call 01/10/27)	5,174	5,449,714
4.38%, 09/11/24	275	282,536
4.38%, 01/12/26	16,230	17,128,671
4.97%, 05/16/29 (Call 05/16/28)(c)	16,098	17,664,489

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
5.20%, 05/12/26	$358	$380,070
BB&T Corp.
2.85%, 10/26/24 (Call 09/26/24)	2,596	2,679,064
3.70%, 06/05/25 (Call 05/05/25)	3,216	3,470,642
3.88%, 03/19/29 (Call 02/19/29)(b)	3,085	3,400,576
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	2,821	2,950,202
BNP Paribas SA
3.38%, 01/09/25(a)	20,135	20,866,157
3.50%, 11/16/27(a)	5,275	5,545,331
4.25%, 10/15/24	2,240	2,382,498
4.38%, 05/12/26(a)	6,350	6,830,512
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(c)	4,700	4,997,969
4.40%, 08/14/28(a)	650	726,385
4.63%, 03/13/27(a)	5,000	5,471,857
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	1,930	2,275,597
BPCE SA
3.25%, 01/11/28(a)	3,250	3,418,777
3.38%, 12/02/26(b)	850	898,766
3.50%, 10/23/27(a)	4,600	4,823,131
4.50%, 03/15/25(a)	6,885	7,381,039
4.63%, 09/12/28(a)	2,000	2,280,780
5.15%, 07/21/24(a)(b)	7,810	8,574,448
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)(b)	6,545	6,968,914
3.80%, 10/30/26 (Call 09/30/26)	1,501	1,627,722
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	12,299	12,831,600
3.30%, 04/27/25(b)	3,200	3,383,811
3.40%, 05/01/26(b)	7,366	7,790,015
3.52%, 10/27/28 (Call 10/27/27)(c)	5,707	6,047,721
3.67%, 07/24/28 (Call 07/24/27)(c)	10,970	11,757,932
3.70%, 01/12/26(b)	10,830	11,667,907
3.88%, 03/26/25	3,620	3,823,225
3.89%, 01/10/28 (Call 01/10/27)(c)	11,759	12,753,494
3.98%, 03/20/30 (Call 03/20/29)(c)	6,924	7,641,472
4.00%, 08/05/24	1,935	2,067,726
4.08%, 04/23/29 (Call 04/23/28)(c)	6,985	7,741,061
4.13%, 07/25/28(b)	1,269	1,383,754
4.30%, 11/20/26	4,180	4,560,701
4.40%, 06/10/25	9,631	10,459,230
4.45%, 09/29/27	13,943	15,340,207
4.60%, 03/09/26	5,493	6,044,070
5.50%, 09/13/25(b)	3,939	4,513,800
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	2,885	3,115,224
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	2,050	2,082,745
4.30%, 12/03/25 (Call 11/03/25)	3,261	3,523,047
Comerica Bank, 4.00%, 07/27/25	500	542,056
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	2,984	3,321,341
Commonwealth Bank of Australia
2.63%, 09/06/26(a)	325	333,942
2.85%, 05/18/26(a)	7,525	7,830,482
3.90%, 03/16/28(a)(b)	5,850	6,641,624
Cooperatieve Rabobank UA
3.75%, 07/21/26	6,092	6,376,747
4.38%, 08/04/25(b)	6,750	7,272,534
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	5,720	6,165,926
Credit Agricole SA
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	4,850	5,064,654

Security	Par (000)	Value
Banks (continued)
4.38%, 03/17/25(a)	$4,150	$4,414,280
Credit Agricole SA/London, 3.25%, 10/04/24(a)	11,050	11,425,733
Credit Suisse AG/New York NY, 3.63%, 09/09/24	6,270	6,677,508
Credit Suisse Group AG
3.87%, 01/12/29 (Call 01/12/28)(a)(c)	6,625	7,055,312
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	9,725	10,585,966
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	9,057	9,571,753
4.55%, 04/17/26	4,947	5,480,343
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	2,700	2,913,987
Deutsche Bank AG, 4.10%, 01/13/26(b)	1,895	1,911,629
Deutsche Bank AG/London, 3.70%, 05/30/24(b)	3,344	3,336,988
Deutsche Bank AG/New York NY, 4.10%, 01/13/26	1,350	1,349,035
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	3,105	3,243,801
4.25%, 03/13/26	25	27,264
4.65%, 09/13/28 (Call 06/13/28)	1,502	1,698,671
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)(b)	2,756	3,054,373
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)	4,760	5,125,891
3.95%, 07/28/25 (Call 06/28/25)(b)	1,610	1,765,566
Goldman Sachs Group Inc. (The)
3.27%, 09/29/25 (Call 09/29/24)(b)(c)	7,973	8,294,396
3.50%, 01/23/25 (Call 10/23/24)	8,783	9,231,134
3.50%, 11/16/26 (Call 11/16/25)	8,937	9,358,253
3.69%, 06/05/28 (Call 06/05/27)(b)(c)	8,521	9,059,175
3.75%, 05/22/25 (Call 02/22/25)	8,464	9,021,256
3.75%, 02/25/26 (Call 11/25/25)	6,848	7,304,021
3.81%, 04/23/29 (Call 04/23/28)(c)	9,174	9,856,933
3.85%, 01/26/27 (Call 01/26/26)	8,774	9,357,712
4.22%, 05/01/29 (Call 05/01/28)(c)	10,163	11,254,217
4.25%, 10/21/25	6,295	6,788,924
5.95%, 01/15/27	257	307,567
HSBC Holdings PLC
3.90%, 05/25/26	7,588	8,121,678
3.97%, 05/22/30 (Call 05/22/29)(c)	6,370	6,837,823
4.04%, 03/13/28 (Call 03/13/27)(c)	8,708	9,293,991
4.25%, 08/18/25	4,764	5,041,705
4.29%, 09/12/26 (Call 09/12/25)(b)(c)	1,385	1,492,080
4.30%, 03/08/26	19,650	21,384,299
4.38%, 11/23/26(b)	5,527	5,940,479
4.58%, 06/19/29 (Call 06/19/28)(c)	12,355	13,810,234
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	2,305	2,490,171
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	4,035	4,246,838
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)(b)	7,000	7,689,063
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	3,270	3,455,981
ING Groep NV
3.95%, 03/29/27	5,334	5,801,918
4.05%, 04/09/29(b)	2,940	3,273,119
4.55%, 10/02/28	3,178	3,646,112
4.63%, 01/06/26(a)	6,565	7,306,916
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)	500	500,533
3.88%, 01/12/28(a)	500	498,953
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	6,121	6,348,182
3.13%, 01/23/25 (Call 10/23/24)	13,918	14,511,995

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.20%, 06/15/26 (Call 03/15/26)	$13,458	$14,104,208
3.30%, 04/01/26 (Call 01/01/26)	3,342	3,523,312
3.51%, 01/23/29 (Call 01/23/28)(c)	9,426	10,099,172
3.54%, 05/01/28 (Call 05/01/27)(c)	4,051	4,341,804
3.63%, 12/01/27 (Call 12/01/26)	3,924	4,170,731
3.70%, 05/06/30 (Call 05/06/29)(c)	8,125	8,874,814
3.78%, 02/01/28 (Call 02/01/27)(c)	12,233	13,307,898
3.88%, 09/10/24	14,425	15,423,497
3.90%, 07/15/25 (Call 04/15/25)	6,983	7,583,782
3.96%, 01/29/27 (Call 01/29/26)(c)	5,845	6,366,224
4.01%, 04/23/29 (Call 04/23/28)(c)	12,509	13,895,786
4.13%, 12/15/26	3,767	4,148,595
4.20%, 07/23/29 (Call 07/23/28)(c)	3,982	4,491,466
4.25%, 10/01/27	4,186	4,674,287
4.45%, 12/05/29 (Call 12/05/28)(c)	4,480	5,150,128
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	1,425	1,507,435
3.40%, 05/20/26	1,530	1,612,098
3.90%, 04/13/29 (Call 03/13/29)	2,000	2,204,888
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	100	128,085
KeyCorp.
4.10%, 04/30/28	2,460	2,771,298
4.15%, 10/29/25	3,650	4,012,059
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27)(c)	11,319	11,581,553
3.75%, 01/11/27(b)	11,974	12,497,159
4.38%, 03/22/28	4,153	4,524,625
4.45%, 05/08/25	6,135	6,612,666
4.50%, 11/04/24	3,600	3,766,089
4.55%, 08/16/28(b)	3,938	4,343,557
4.58%, 12/10/25	7,591	7,966,197
4.65%, 03/24/26	2,786	2,939,865
Macquarie Group Ltd.
3.76%, 11/28/28 (Call 11/28/27)(a)(c)	2,881	3,041,817
4.65%, 03/27/29 (Call 03/27/28)(a)(c)	3,510	3,936,140
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(c)	2,325	2,680,200
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	1,745	1,812,130
3.40%, 08/17/27(b)	660	717,222
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(b)	2,807	2,859,661
3.20%, 07/18/29	4,200	4,400,180
3.29%, 07/25/27(b)	2,653	2,814,089
3.68%, 02/22/27(b)	5,464	5,920,477
3.74%, 03/07/29	2,370	2,617,292
3.78%, 03/02/25	985	1,059,455
3.85%, 03/01/26	11,578	12,567,137
3.96%, 03/02/28	6,808	7,578,567
4.05%, 09/11/28(b)	1,118	1,257,599
Mizuho Financial Group Inc.
2.84%, 07/16/25 (Call 07/16/24)(c)	2,395	2,444,268
2.84%, 09/13/26	2,220	2,281,885
3.17%, 09/11/27	6,012	6,319,679
3.48%, 04/12/26(a)	9,175	9,743,220
3.66%, 02/28/27	1,925	2,090,929
4.02%, 03/05/28(b)	8,561	9,561,092
4.25%, 09/11/29 (Call 09/11/28)(c)	680	771,304
Morgan Stanley
3.13%, 07/27/26	12,458	12,938,719
3.59%, 07/22/28 (Call 07/22/27)(c)	12,096	12,895,272

Security	Par (000)	Value
Banks (continued)
3.63%, 01/20/27	$12,163	$13,009,851
3.70%, 10/23/24(b)	6,428	6,865,372
3.77%, 01/24/29 (Call 01/24/28)(c)	6,768	7,333,608
3.88%, 01/27/26	11,605	12,546,055
3.95%, 04/23/27(b)	8,408	8,997,068
4.00%, 07/23/25	7,349	7,959,699
4.35%, 09/08/26	6,819	7,464,980
4.43%, 01/23/30 (Call 01/23/29)(b)(c)	9,846	11,214,305
5.00%, 11/24/25	8,391	9,465,913
6.25%, 08/09/26	487	594,727
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	637	654,510
MUFG Bank Ltd., 3.25%, 09/08/24(a)	100	104,720
National Australia Bank Ltd.
3.50%, 01/10/27(a)(b)	1,475	1,605,398
3.93%, 08/02/34 (Call 08/02/29)(a)(c)	3,000	3,100,183
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,400	5,516,975
3.38%, 01/14/26	2,260	2,425,394
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(a)(c)	3,000	3,306,173
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	3,800	4,067,198
3.38%, 05/08/32 (Call 05/08/27)(c)	434	451,955
3.65%, 08/03/28 (Call 05/03/28)	2,185	2,414,566
3.95%, 10/30/25	2,574	2,827,473
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)(b)	1,538	1,601,170
3.10%, 10/25/27 (Call 09/25/27)	5,477	5,826,852
3.25%, 06/01/25 (Call 05/02/25)	5,850	6,180,261
3.25%, 01/22/28 (Call 12/23/27)(b)	4,414	4,753,963
3.30%, 10/30/24 (Call 09/30/24)	272	287,856
4.05%, 07/26/28	2,711	3,034,447
4.20%, 11/01/25 (Call 10/02/25)	1,505	1,666,797
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	2,615	2,781,070
3.45%, 04/23/29 (Call 01/23/29)	1,310	1,419,247
Royal Bank of Canada, 4.65%, 01/27/26(b)	5,177	5,773,263
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	16,670	18,197,167
4.89%, 05/18/29 (Call 05/18/28)(b)(c)	7,393	8,110,358
5.08%, 01/27/30 (Call 01/27/29)(b)(c)	1,921	2,152,297
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	5,471	5,890,207
4.50%, 07/17/25 (Call 04/17/25)	4,057	4,367,423
Santander UK Group Holdings PLC, 4.75%, 09/15/25(a)	4,750	4,949,967
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(a)(b)	2,250	2,433,161
Societe Generale SA
4.00%, 01/12/27(a)(b)	4,300	4,606,652
4.25%, 04/14/25(a)	6,475	6,758,928
4.25%, 08/19/26(a)(b)	425	446,214
4.75%, 11/24/25(a)(b)	4,535	4,875,868
4.75%, 09/14/28(a)(b)	1,800	2,049,730
Standard Chartered PLC
4.05%, 04/12/26(a)(b)	8,285	8,768,517
4.30%, 02/19/27(a)	147	152,436
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	2,250	2,433,977
4.87%, 03/15/33 (Call 03/15/28)(a)(c)	3,050	3,267,665
State Street Corp.
2.65%, 05/19/26	2,520	2,605,699
3.30%, 12/16/24	1,220	1,289,599

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.55%, 08/18/25(b)	$6,183	$6,652,295
4.14%, 12/03/29 (Call 12/03/28)(c)	175	201,296
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	2,685	2,835,183
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	14,591	14,749,316
3.01%, 10/19/26	2,865	2,968,247
3.04%, 07/16/29	2,920	3,020,413
3.35%, 10/18/27	2,072	2,204,685
3.36%, 07/12/27	7,435	7,903,910
3.45%, 01/11/27	2,918	3,107,278
3.54%, 01/17/28	6,699	7,231,784
3.78%, 03/09/26(b)	981	1,060,588
3.94%, 07/19/28	4,275	4,762,518
4.31%, 10/16/28(b)	236	270,646
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	2,005	2,095,302
4.05%, 11/03/25 (Call 09/03/25)	2,460	2,700,062
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	4,036	4,397,205
SVB Financial Group, 3.50%, 01/29/25	100	104,002
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(b)(c)	4,305	4,493,860
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	395	413,032
3.10%, 04/27/26 (Call 03/27/26)	4,678	4,905,141
3.60%, 09/11/24 (Call 08/11/24)	5,035	5,387,566
3.90%, 04/26/28 (Call 03/24/28)(b)	4,631	5,282,350
3.95%, 11/17/25 (Call 10/17/25)	1,241	1,369,914
Series V, 2.38%, 07/22/26 (Call 06/22/26)	2,975	3,029,714
Series X, 3.15%, 04/27/27 (Call 03/27/27)	5,283	5,660,081
U.S. Bank N.A./Cincinnati OH, 2.80%, 01/27/25 (Call 12/27/24)	2,455	2,549,393
UBS Group AG, 3.13%, 08/13/30 (Call 08/13/29)(a)(c)	3,000	3,075,703
UBS Group Funding Switzerland AG
4.13%, 09/24/25(a)(b)	6,855	7,459,056
4.13%, 04/15/26(a)(b)	7,581	8,297,723
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	7,625	8,431,022
UniCredit SpA, 7.30%, 04/02/34 (Call 04/02/29)(a)(c)	4,000	4,516,079
Wachovia Corp., 7.57%, 08/01/26(b)(e)	405	519,806
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	2,421	2,614,407
Wells Fargo & Co.
3.00%, 02/19/25	7,030	7,284,169
3.00%, 04/22/26	19,195	19,872,838
3.00%, 10/23/26	11,130	11,565,720
3.20%, 06/17/27 (Call 06/17/26)(c)	1,790	1,864,240
3.30%, 09/09/24	6,032	6,343,895
3.55%, 09/29/25	16,878	17,955,463
3.58%, 05/22/28 (Call 05/22/27)(c)	10,144	10,875,572
4.10%, 06/03/26	5,138	5,563,896
4.15%, 01/24/29 (Call 10/24/28)	5,374	6,021,641
4.30%, 07/22/27	9,256	10,249,056
Westpac Banking Corp.
2.70%, 08/19/26	3,005	3,116,064
2.85%, 05/13/26	7,048	7,344,931
3.35%, 03/08/27	3,640	3,945,489
3.40%, 01/25/28(b)	4,289	4,685,607
4.11%, 07/24/34 (Call 07/24/29)(c)	4,050	4,268,169
4.32%, 11/23/31 (Call 11/23/26)(b)(c)	2,613	2,780,544
Woori Bank, 5.13%, 08/06/28(a)	1,000	1,152,580

		1,703,579,756

Security	Par (000)	Value
Beverages — 2.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	$20,270	$21,770,353
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	650	697,785
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	9,693	10,738,572
4.15%, 01/23/25 (Call 12/23/24)	5,098	5,581,538
4.75%, 01/23/29 (Call 10/23/28)	12,739	14,874,269
Bacardi Ltd.
4.45%, 05/15/25 (Call 03/15/25)(a)	3,735	4,020,804
4.70%, 05/15/28 (Call 02/15/28)(a)	4,555	5,060,391
Coca-Cola Co. (The)
2.25%, 09/01/26(b)	6,029	6,167,872
2.55%, 06/01/26	1,059	1,098,282
2.88%, 10/27/25	5,134	5,408,736
2.90%, 05/25/27	1,227	1,308,186
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	830	877,861
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	925	954,195
3.50%, 05/09/27 (Call 02/09/27)	1,389	1,463,909
3.60%, 02/15/28 (Call 11/15/27)(b)	2,774	2,948,931
3.70%, 12/06/26 (Call 09/06/26)	2,425	2,601,846
4.40%, 11/15/25 (Call 09/15/25)	3,085	3,422,565
4.65%, 11/15/28 (Call 08/15/28)(b)	1,026	1,174,835
4.75%, 11/15/24	3,245	3,614,135
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)(b)	2,621	2,957,253
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)	4,125	4,441,077
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	1,217	1,192,714
3.40%, 11/15/25 (Call 08/15/25)	950	987,442
3.43%, 06/15/27 (Call 03/15/27)	1,581	1,643,919
4.42%, 05/25/25 (Call 03/25/25)	8,015	8,767,428
4.60%, 05/25/28 (Call 02/25/28)	7,230	8,165,954
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	8,236	8,335,028
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(b)	4,996	5,118,201
2.63%, 07/29/29 (Call 04/29/29)	1,000	1,038,923
2.75%, 04/30/25 (Call 01/30/25)	5,525	5,780,672
2.85%, 02/24/26 (Call 11/24/25)	2,983	3,120,132
3.00%, 10/15/27 (Call 07/15/27)(b)	4,189	4,492,311
3.50%, 07/17/25 (Call 04/17/25)	2,324	2,513,659

		152,339,778

Biotechnology — 1.0%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	4,631	4,683,721
3.13%, 05/01/25 (Call 02/01/25)	1,276	1,332,022
3.20%, 11/02/27 (Call 08/02/27)(b)	4,300	4,526,481
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	5,715	6,191,895
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	4,683	5,084,587
Celgene Corp.
3.45%, 11/15/27 (Call 08/15/27)	4,310	4,614,058
3.63%, 05/15/24 (Call 02/15/24)	6,000	6,354,990
3.88%, 08/15/25 (Call 05/15/25)	12,475	13,528,951
3.90%, 02/20/28 (Call 11/20/27)	3,060	3,398,699
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	5,245	5,445,805
3.50%, 02/01/25 (Call 11/01/24)	6,685	7,126,084

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Biotechnology (continued)
3.65%, 03/01/26 (Call 12/01/25)	$8,616	$9,263,894

		71,551,187

Building Materials — 0.3%
CRH America Finance Inc., 3.95%, 04/04/28 (Call 01/04/28)(a)(b)	6,000	6,490,986
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	250	265,819
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	596	627,759
3.90%, 02/14/26 (Call 11/14/25)	565	609,104
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)	375	387,614
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	1,675	1,729,190
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)(b)	2,090	2,125,541
4.38%, 04/01/26 (Call 01/01/26)(b)	725	782,256
4.45%, 04/01/25 (Call 01/01/25)	776	845,008
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	1,520	1,523,159
3.95%, 08/15/29 (Call 05/15/29)	1,495	1,545,892
4.20%, 12/01/24 (Call 09/01/24)	425	450,637
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(b)	1,255	1,324,962
4.50%, 04/01/25 (Call 01/01/25)(b)	1,695	1,836,104

		20,544,031

Chemicals — 2.1%
Air Liquide Finance SA, 2.50%, 09/27/26 (Call 06/27/26)(a)(b)	5,100	5,174,700
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	895	945,246
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	875	931,466
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(b)	1,365	1,463,660
Braskem Netherlands Finance BV, 4.50%, 01/10/28(a)	4,825	4,811,038
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	10	10,073
4.00%, 07/01/29 (Call 04/01/29)	1,500	1,577,510
CF Industries Inc., 4.50%, 12/01/26(a)(b)	1,300	1,409,515
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)	105	111,545
3.70%, 06/01/28 (Call 03/01/28)(a)	2,000	2,153,164
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)(b)	4,033	4,228,084
3.63%, 05/15/26 (Call 03/15/26)(a)	2,275	2,392,219
4.55%, 11/30/25 (Call 09/30/25)(a)	3,835	4,228,431
4.80%, 11/30/28 (Call 08/30/28)(a)	3,980	4,555,815
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)(b)	9,574	10,628,362
4.73%, 11/15/28 (Call 08/15/28)	7,239	8,368,890
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	5,151	5,408,921
4.50%, 12/01/28 (Call 09/01/28)	2,445	2,710,699
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(b)	1,949	2,020,879
3.25%, 12/01/27 (Call 09/01/27)(b)	3,536	3,835,687
Equate Petrochemical BV, 4.25%, 11/03/26(a)	4,000	4,333,750
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)(b)	3,226	3,435,861

Security	Par (000)	Value
Chemicals (continued)
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	$1,315	$1,455,755
LG Chem Ltd.
3.25%, 10/15/24(a)	395	408,693
3.63%, 04/15/29(a)	1,000	1,055,425
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(b)	5,779	5,965,623
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	760	769,980
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(b)	2,345	2,446,364
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)(b)	2,075	2,120,676
3.38%, 03/15/25 (Call 12/15/24)	572	597,374
4.00%, 12/15/26 (Call 09/15/26)	2,660	2,870,147
4.20%, 04/01/29 (Call 01/01/29)(b)	2,330	2,603,342
OCP SA
4.50%, 10/22/25(a)	3,000	3,180,000
5.63%, 04/25/24(a)	100	110,250
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	2,000	2,025,959
3.75%, 03/15/28 (Call 12/15/27)(b)	4,415	4,837,554
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)(b)	1,765	1,822,230
3.20%, 01/30/26 (Call 10/30/25)	1,515	1,616,054
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	1,255	1,301,579
4.55%, 03/01/29 (Call 12/01/28)	2,615	2,855,048
SABIC Capital II BV, 4.50%, 10/10/28(a)	3,000	3,390,000
SASOL Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	3,326	3,690,821
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	1,235	1,255,628
3.45%, 08/01/25 (Call 05/01/25)	563	586,651
3.45%, 06/01/27 (Call 03/01/27)(b)	7,209	7,627,989
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)	2,000	2,156,875
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(a)	2,000	2,169,399
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	1,910	2,027,012
5.18%, 04/24/28 (Call 01/24/28)(a)	4,595	4,909,450
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)(b)	2,861	2,971,282
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(a)(b)	4,450	4,894,428

		148,457,103

Commercial Services — 0.9%
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)(a)(b)	2,750	2,822,187
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	450	461,250
5.25%, 08/01/26 (Call 08/01/21)(a)(b)	3,200	3,408,000
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(b)	2,958	3,187,945
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	1,098	1,196,973
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	861	945,672
DP World Crescent Ltd., 4.85%, 09/26/28(a)	3,000	3,318,750
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	3,110	3,244,042
3.80%, 11/01/25 (Call 08/01/25)(a)	4,225	4,543,687
Experian Finance PLC, 4.25%, 02/01/29 (Call 11/01/28)(a)(b)	930	1,057,838

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	$1,000	$1,005,204
3.20%, 08/15/29 (Call 05/15/29)	2,500	2,562,706
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(a)(b)	2,050	2,179,560
4.25%, 05/01/29 (Call 02/01/29)	1,275	1,381,922
4.75%, 02/15/25 (Call 11/15/24)(a)(b)	2,495	2,719,300
4.75%, 08/01/28 (Call 05/01/28)	2,155	2,430,840
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)(b)	1,000	1,054,209
4.25%, 02/01/29 (Call 11/01/28)(b)	1,610	1,829,857
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	4,090	4,509,169
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,554	1,631,531
4.00%, 06/15/25 (Call 03/15/25)(b)	1,498	1,648,222
4.40%, 02/15/26 (Call 11/15/25)	2,404	2,711,829
Total System Services Inc.
4.45%, 06/01/28 (Call 03/01/28)	2,325	2,592,934
4.80%, 04/01/26 (Call 01/01/26)	2,270	2,555,630
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(a)	4,100	4,210,281
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)(b)	2,096	2,268,369
4.13%, 03/15/29 (Call 12/15/28)	2,371	2,645,331

		64,123,238

Computers — 1.9%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	10,942	11,194,286
2.50%, 02/09/25	3,840	3,949,202
2.75%, 01/13/25 (Call 11/13/24)	6,465	6,719,778
2.90%, 09/12/27 (Call 06/12/27)	8,228	8,645,417
3.00%, 06/20/27 (Call 03/20/27)(b)	3,459	3,668,650
3.00%, 11/13/27 (Call 08/13/27)	7,272	7,735,829
3.20%, 05/13/25	5,056	5,389,012
3.20%, 05/11/27 (Call 02/11/27)	3,786	4,055,416
3.25%, 02/23/26 (Call 11/23/25)	5,541	5,931,883
3.35%, 02/09/27 (Call 11/09/26)	3,761	4,064,421
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(a)	4,255	4,547,672
6.02%, 06/15/26 (Call 03/15/26)(a)	18,030	20,344,405
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(b)	2,140	2,279,731
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)(b)	8,555	9,472,712
International Business Machines Corp.
3.30%, 05/15/26	9,625	10,202,383
3.30%, 01/27/27	2,130	2,250,799
3.45%, 02/19/26(b)	7,536	8,088,493
3.50%, 05/15/29(b)	13,005	14,109,111
7.00%, 10/30/25	90	114,021
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(b)	817	831,800
Seagate HDD Cayman
4.75%, 01/01/25(b)	3,302	3,436,837
4.88%, 06/01/27 (Call 03/01/27)	2,959	3,044,583

		140,076,441

Cosmetics & Personal Care — 0.3%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	335	359,005
Procter & Gamble Co. (The)
2.45%, 11/03/26(b)	3,259	3,375,991

Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.70%, 02/02/26(b)	$1,350	$1,412,917
2.85%, 08/11/27	1,592	1,700,325
Unilever Capital Corp.
2.00%, 07/28/26(b)	3,921	3,923,416
2.90%, 05/05/27 (Call 02/05/27)	3,535	3,725,160
3.10%, 07/30/25	834	882,604
3.38%, 03/22/25 (Call 01/22/25)	1,100	1,174,932
3.50%, 03/22/28 (Call 12/22/27)(b)	4,562	5,028,257

		21,582,607

Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(a)	1,610	1,737,780

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	2,707	2,772,258
3.65%, 07/21/27 (Call 04/21/27)	3,924	4,024,735
3.88%, 01/23/28 (Call 10/23/27)(b)	5,162	5,355,171
4.45%, 10/01/25 (Call 08/01/25)	1,517	1,626,886
4.45%, 04/03/26 (Call 02/03/26)(b)	400	429,451
Affiliated Managers Group Inc., 3.50%, 08/01/25	350	364,827
Air Lease Corp.
3.25%, 03/01/25 (Call 01/01/25)(b)	3,890	3,973,255
3.63%, 04/01/27 (Call 01/01/27)	1,730	1,799,067
3.63%, 12/01/27 (Call 09/01/27)	1,840	1,916,885
3.75%, 06/01/26 (Call 04/01/26)	1,325	1,387,822
4.25%, 09/15/24 (Call 06/15/24)	910	978,140
4.63%, 10/01/28 (Call 07/01/28)(b)	3,095	3,461,135
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(b)	3,410	3,562,541
4.25%, 06/15/26 (Call 04/15/26)	1,125	1,158,679
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	6,983	7,245,857
3.13%, 05/20/26 (Call 04/20/26)	2,390	2,510,106
3.63%, 12/05/24 (Call 11/04/24)	2,225	2,366,845
4.20%, 11/06/25 (Call 10/06/25)(b)	3,478	3,863,942
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(b)	6,235	6,735,940
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(b)	885	916,491
3.70%, 10/15/24	3,362	3,618,220
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Call 03/01/26)(a)(b)	3,845	3,992,264
BOC Aviation Ltd., 3.88%, 04/27/26 (Call 01/27/26)(a)(b)	5,000	5,282,812
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	2,316	2,448,710
4.25%, 06/02/26 (Call 03/02/26)	971	1,047,765
4.85%, 03/29/29 (Call 12/29/28)(b)	3,510	3,980,967
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	3,345	3,449,250
3.30%, 10/30/24 (Call 09/30/24)(b)	2,885	2,991,736
3.75%, 07/28/26 (Call 06/28/26)(b)	4,869	5,079,779
3.75%, 03/09/27 (Call 02/09/27)	7,565	8,012,066
3.80%, 01/31/28 (Call 12/31/27)(b)	5,602	5,982,964
4.20%, 10/29/25 (Call 09/29/25)	3,642	3,893,341
4.25%, 04/30/25 (Call 03/31/25)(b)	2,430	2,641,022
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,682	1,818,847
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	770	800,539

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
3.20%, 03/02/27 (Call 12/02/26)	$1,645	$1,743,147
3.20%, 01/25/28 (Call 10/25/27)	2,801	2,978,689
3.25%, 05/22/29 (Call 02/22/29)(b)	3,590	3,855,399
3.45%, 02/13/26 (Call 11/13/25)	290	310,787
3.85%, 05/21/25 (Call 03/21/25)	5,630	6,103,422
4.00%, 02/01/29 (Call 11/01/28)(b)	580	656,141
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	450	476,339
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	3,515	3,701,914
3.75%, 06/15/28 (Call 03/15/28)(b)	3,301	3,719,672
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(b)	1,126	1,185,304
3.95%, 11/06/24 (Call 08/06/24)	1,600	1,705,393
4.10%, 02/09/27 (Call 11/09/26)(b)	6,284	6,764,260
4.50%, 01/30/26 (Call 11/30/25)(b)	4,461	4,925,567
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	1,950	2,061,392
4.50%, 06/20/28 (Call 03/20/28)(b)	1,871	2,055,385
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)(b)	2,235	2,390,942
Franklin Resources Inc., 2.85%, 03/30/25	1,185	1,226,518
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(b)	7,222	7,315,514
Invesco Finance PLC, 3.75%, 01/15/26(b)	695	747,615
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	845	932,722
Jefferies Group LLC, 6.45%, 06/08/27	450	529,294
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	3,296	3,525,396
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	2,036	2,117,610
3.75%, 02/13/25	2,235	2,348,509
4.38%, 03/11/29 (Call 12/11/28)	2,186	2,403,247
4.50%, 09/19/28 (Call 06/19/28)(b)	1,895	2,089,700
Legg Mason Inc.
3.95%, 07/15/24(b)	460	489,301
4.75%, 03/15/26	2,650	2,922,276
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	1,489	1,577,010
2.95%, 06/01/29 (Call 03/01/29)	1,295	1,385,061
3.50%, 02/26/28 (Call 11/26/27)	2,800	3,086,966
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(b)	2,005	2,175,030
Nuveen Finance LLC, 4.13%, 11/01/24(a)	6,000	6,525,416
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)	1,240	1,405,719
ORIX Corp.
3.25%, 12/04/24	2,240	2,339,120
3.70%, 07/18/27	2,050	2,216,212
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	2,125	2,293,259
Power Finance Corp. Ltd., 6.15%, 12/06/28(a)	2,000	2,358,646
Raymond James Financial Inc., 3.63%, 09/15/26(b)	2,105	2,219,357
Stifel Financial Corp., 4.25%, 07/18/24	1,815	1,921,409
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	1,702	1,744,990
3.95%, 12/01/27 (Call 09/01/27)(b)	2,888	2,993,171
4.25%, 08/15/24 (Call 05/15/24)	5,305	5,640,785
4.50%, 07/23/25 (Call 04/23/25)	4,001	4,299,237
5.15%, 03/19/29 (Call 12/19/28)	3,537	3,982,139
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	2,000	2,035,651
3.30%, 04/01/27 (Call 01/01/27)	1,852	1,963,998
3.63%, 04/01/25 (Call 01/01/25)	230	246,127

Security	Par (000)	Value
Diversified Financial Services (continued)
Visa Inc.
2.75%, 09/15/27 (Call 06/15/27)(b)	$880	$930,807
3.15%, 12/14/25 (Call 09/14/25)	14,249	15,261,286

		251,373,166

Electric — 6.0%
Abu Dhabi National Energy Co. PJSC
4.38%, 04/23/25(a)	2,025	2,202,390
4.38%, 06/22/26(a)	5,000	5,467,187
Adani Transmission Ltd., 4.00%, 08/03/26(a)(b)	1,000	1,025,625
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	2,640	2,946,125
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	460	482,808
Alabama Power Co., 2.80%, 04/01/25 (Call 01/01/25)	620	634,482
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(a)	1,935	2,110,466
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	2,225	2,360,339
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	2,850	3,172,288
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	300	316,207
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,405	2,729,627
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	50	52,430
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,000	1,060,623
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(b)	303	308,747
2.60%, 08/15/29 (Call 05/15/29)	2,500	2,531,685
3.15%, 05/15/25 (Call 02/15/25)	740	773,180
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)(b)	1,255	1,427,593
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	1,000	1,107,899
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,947	3,049,892
3.80%, 06/01/29 (Call 03/01/29)	3,600	3,925,216
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	800	806,046
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)	3,857	4,099,580
3.50%, 02/01/25 (Call 11/01/24)	1,210	1,289,312
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)(b)	750	768,463
3.95%, 01/15/26 (Call 07/15/25)	712	759,946
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,501	1,578,250
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	885	889,743
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	1,180	1,311,558
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(b)	985	1,027,376
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	865	890,326
3.45%, 08/15/27 (Call 05/15/27)	3,685	3,917,533
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(a)	2,410	2,503,387
Comision Federal de Electricidad, 4.75%, 02/23/27(a)	3,000	3,124,687
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	1,485	1,522,437
3.70%, 08/15/28 (Call 05/15/28)	2,020	2,239,352
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	922	963,339
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)(b)	1,560	1,655,226

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	$3,535	$3,912,436
Series B, 3.13%, 11/15/27 (Call 08/15/27)	1,400	1,484,918
Series D, 4.00%, 12/01/28 (Call 09/01/28)	710	807,396
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	10	10,437
3.80%, 11/15/28 (Call 08/15/28)	1,300	1,465,901
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,360	2,543,817
4.25%, 06/01/28 (Call 03/01/28)	4,887	5,445,326
5.75%, 10/01/54 (Call 10/01/24)(c)	153	162,097
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,325	1,342,421
Dominion Energy South Carolina Inc., 4.25%, 08/15/28 (Call 05/15/28)	1,040	1,211,024
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)(a)(b)	3,409	3,404,018
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	152	161,755
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	2,195	2,246,816
3.80%, 03/15/27 (Call 12/15/26)(b)	2,370	2,567,094
Series C, 2.53%, 10/01/24	1,000	1,008,673
Series C, 3.40%, 06/15/29 (Call 03/15/29)	1,300	1,375,563
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)(b)	1,000	1,010,462
2.95%, 12/01/26 (Call 09/01/26)	630	659,938
3.95%, 11/15/28 (Call 08/15/28)	905	1,025,971
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	8,098	8,194,741
3.15%, 08/15/27 (Call 05/15/27)(b)	732	768,529
3.40%, 06/15/29 (Call 03/15/29)(b)	1,925	2,043,248
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	1,400	1,484,283
3.80%, 07/15/28 (Call 04/15/28)	4,432	4,946,943
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	920	1,019,490
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	1,844	1,959,589
3.45%, 03/15/29 (Call 12/15/28)	1,620	1,766,556
3.70%, 09/01/28 (Call 06/01/28)	4,155	4,614,948
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(a)	215	221,406
Edison International
4.13%, 03/15/28 (Call 12/15/27)	2,626	2,740,025
5.75%, 06/15/27 (Call 04/15/27)	1,600	1,815,465
EDP Finance BV, 3.63%, 07/15/24(a)	3,535	3,663,250
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	1,021	1,085,476
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	10,100	11,357,489
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	2,923	3,084,256
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)(b)	1,250	1,314,062
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(b)	1,235	1,278,997
Enel Chile SA, 4.88%, 06/12/28	3,610	3,991,577
Enel Finance International NV
3.50%, 04/06/28(a)(b)	460	466,717
3.63%, 05/25/27(a)	10,400	10,688,404
4.63%, 09/14/25(a)	3,950	4,312,208
4.88%, 06/14/29(a)(b)	500	558,429
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)(b)	1,766	1,899,949
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(b)	6,459	6,590,094
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	80	92,987
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	830	835,108

Security	Par (000)	Value
Electric (continued)
3.12%, 09/01/27 (Call 06/01/27)	$5,317	$5,614,611
3.25%, 04/01/28 (Call 01/01/28)	45	48,099
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	125	129,949
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	1,050	1,175,953
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)(b)	575	601,094
Series H, 3.15%, 01/15/25 (Call 10/15/24)	240	249,651
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,755	1,811,270
Series M, 3.30%, 01/15/28 (Call 10/15/27)	4,720	4,972,422
Series O, 4.25%, 04/01/29 (Call 01/01/29)	25	28,113
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(b)	4,533	4,802,993
3.95%, 06/15/25 (Call 03/15/25)	4,578	4,925,311
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	6,454	6,937,817
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	835	891,083
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	3,769	3,858,011
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(b)	450	467,384
3.25%, 03/30/27 (Call 12/30/26)(b)	1,300	1,355,259
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	430	459,740
Iberdrola International BV, 5.81%, 03/15/25	35	40,778
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	3,410	3,801,718
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	922	966,915
3.60%, 04/01/29 (Call 01/01/29)(b)	930	1,009,065
4.10%, 09/26/28 (Call 06/26/28)	1,755	1,966,089
Israel Electric Corp. Ltd.
4.25%, 08/14/28(a)	3,000	3,297,187
Series 6, 5.00%, 11/12/24(a)	4,925	5,452,898
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	1,839	1,927,093
3.35%, 11/15/27 (Call 08/15/27)	2,347	2,513,332
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(a)(b)	1,650	1,807,098
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	2,000	2,076,875
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	810	870,825
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	560	589,786
Metropolitan Edison Co.
4.00%, 04/15/25(a)	550	588,165
4.30%, 01/15/29 (Call 10/15/28)(a)	1,000	1,134,092
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	365	388,391
3.50%, 10/15/24 (Call 07/15/24)	1,210	1,293,591
3.65%, 04/15/29 (Call 01/15/29)(b)	1,735	1,941,473
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)	5,150	5,737,222
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	225	248,527
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)(b)	825	855,096
3.05%, 04/25/27 (Call 01/25/27)	1,000	1,060,613
3.25%, 11/01/25 (Call 08/01/25)(b)	320	339,125
3.40%, 02/07/28 (Call 11/07/27)	4,892	5,306,763
3.70%, 03/15/29 (Call 12/15/28)	2,220	2,487,211
3.90%, 11/01/28 (Call 08/01/28)(b)	2,000	2,259,387

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	$1,275	$1,415,166
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (Call 02/01/26)	3,485	3,641,585
3.50%, 04/01/29 (Call 01/01/29)(b)	2,489	2,666,756
3.55%, 05/01/27 (Call 02/01/27)	6,087	6,504,865
4.80%, 12/01/77 (Call 12/01/27)(c)	85	85,069
5.65%, 05/01/79 (Call 05/01/29)(b)(c)	2,500	2,667,077
Niagara Mohawk Power Corp.
3.51%, 10/01/24 (Call 07/01/24)(a)(b)	401	424,775
4.28%, 12/15/28 (Call 09/15/28)(a)(b)	2,990	3,428,886
NRG Energy Inc.,
4.45%, 06/15/29 (Call 03/15/29)(a)	1,110	1,166,068
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	133	134,890
3.20%, 05/15/27 (Call 02/15/27)	2,642	2,804,102
3.25%, 11/15/25 (Call 08/15/25)	25	26,244
3.25%, 05/15/29 (Call 02/15/29)	2,575	2,764,584
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	2,045	2,252,980
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)(b)	1,525	1,702,739
PacifiCorp
3.35%, 07/01/25 (Call 04/01/25)	230	242,798
3.50%, 06/15/29 (Call 03/15/29)	995	1,097,302
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	1,685	1,761,289
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)	860	896,316
3.60%, 06/01/29 (Call 03/01/29)(a)	1,500	1,608,714
Perusahaan Listrik Negara PT
3.88%, 07/17/29(a)(b)	700	744,016
4.13%, 05/15/27(a)	1,500	1,602,656
5.45%, 05/21/28(a)	5,000	5,845,312
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	1,895	1,943,664
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	485	502,819
3.70%, 06/15/28 (Call 12/15/27)	2,821	3,151,469
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	1,366	1,364,489
3.00%, 05/15/25 (Call 02/15/25)	650	685,870
3.00%, 05/15/27 (Call 02/15/27)	1,525	1,606,979
3.15%, 08/15/24 (Call 05/15/24)	545	569,888
3.20%, 05/15/29 (Call 02/15/29)	2,075	2,234,337
3.65%, 09/01/28 (Call 06/01/28)	1,339	1,485,516
3.70%, 05/01/28 (Call 02/01/28)	860	957,443
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	2,485	2,567,224
Puget Sound Energy Inc., 7.02%, 12/01/27(b)	86	112,951
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,206	2,224,109
6.00%, 06/01/26	35	42,169
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(b)	2,216	2,294,986
3.40%, 02/01/28 (Call 11/01/27)	4,322	4,503,399
3.75%, 11/15/25 (Call 08/15/25)	37	39,397
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,145	1,170,261
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	2,450	2,494,639
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,107	2,377,717
Series B, 3.65%, 03/01/28 (Call 12/01/27)	3,950	4,272,650
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10,030	10,384,446
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(b)	1,817	1,981,675

Security	Par (000)	Value
Electric (continued)
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	$2,864	$2,904,129
Series M, 4.10%, 09/15/28 (Call 06/15/28)(b)	1,405	1,578,269
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(a)	2,000	2,177,977
SP PowerAssets Ltd., 3.25%, 11/24/25(a)	4,260	4,503,636
State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/27(a)	13,190	14,095,534
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	5,000	5,215,625
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)	395	423,364
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(a)	1,000	1,024,062
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(b)	421	432,876
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,528	1,600,156
3.50%, 03/15/29 (Call 12/15/28)	2,135	2,362,681
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 (Call 04/15/29)(b)	1,230	1,282,610
Series A, 3.10%, 05/15/25 (Call 02/15/25)	745	780,465
Series A, 3.15%, 01/15/26 (Call 10/15/25)	2,755	2,904,364
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,781	2,997,325
Series A, 3.80%, 04/01/28 (Call 01/01/28)	5,286	5,841,141
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,375	1,438,769
Vistra Operations Co. LLC, 4.30%, 07/15/29 (Call 04/15/29)(a)(b)	2,250	2,299,038
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	190	203,727
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,031	1,048,056
3.10%, 04/01/27 (Call 01/01/27)	890	935,441
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)(b)	1,075	1,135,078
3.05%, 10/15/27 (Call 07/15/27)	780	822,528
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	927	972,237
3.35%, 12/01/26 (Call 06/01/26)(b)	960	1,020,709
4.00%, 06/15/28 (Call 12/15/27)(b)	3,900	4,339,289

		428,751,106

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(b)	700	736,295
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)(b)	1,025	1,059,758
3.50%, 02/15/28 (Call 11/15/27)	2,570	2,680,800

		4,476,853

Electronics — 0.6%
Agilent Technologies Inc., 3.05%, 09/22/26
(Call 06/22/26)(b)	1,435	1,474,610
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,580	1,612,544
3.55%, 10/01/27 (Call 07/01/27)	950	975,881
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)(b)	2,200	2,481,442
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(b)	4,420	4,476,849
3.88%, 01/12/28 (Call 10/12/27)	651	672,401
4.00%, 04/01/25 (Call 01/01/25)	605	632,407
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	1,372	1,495,705
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)(b)	1,762	1,877,270

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electronics (continued)
4.88%, 06/15/29 (Call 03/15/29)(b)	$2,000	$2,125,625
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	2,103	2,153,211
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)(b)	3,405	3,502,071
2.70%, 08/15/29 (Call 05/15/29)	1,425	1,492,830
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	1,795	1,813,197
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	1,345	1,462,825
4.60%, 04/06/27 (Call 01/06/27)(b)	2,248	2,474,767
Legrand France SA, 8.50%, 02/15/25	550	715,800
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	1,944	2,078,202
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	792	856,025
4.90%, 06/15/28 (Call 03/15/28)(b)	2,941	3,223,221
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	2,688	2,786,350
3.70%, 02/15/26 (Call 11/15/25)	65	69,289

		40,452,522

Engineering & Construction — 0.2%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	535	541,059
4.25%, 09/15/28 (Call 06/15/28)(b)	1,540	1,573,928
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)	2,342	2,280,450
4.25%, 10/31/26 (Call 07/31/26)(a)	2,142	2,142,335
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(a)(b)	4,975	5,229,743
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(a)	510	564,659

		12,332,174

Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	2,000	2,100,341

Environmental Control — 0.4%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,475	1,533,563
3.20%, 03/15/25 (Call 12/15/24)	672	704,442
3.38%, 11/15/27 (Call 08/15/27)	955	1,023,268
3.95%, 05/15/28 (Call 02/15/28)	5,062	5,674,685
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	2,075	2,229,190
4.25%, 12/01/28 (Call 09/01/28)	3,668	4,158,219
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	1,510	1,586,569
3.15%, 11/15/27 (Call 08/15/27)	3,920	4,175,473
3.20%, 06/15/26 (Call 04/15/26)	2,950	3,140,570
3.45%, 06/15/29 (Call 03/15/29)(b)	1,045	1,142,982

		25,368,961

Food — 2.2%
Bestfoods, Series F, 6.63%, 04/15/28(b)	250	329,835
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,412	1,447,442
3.95%, 03/15/25 (Call 01/15/25)	1,925	2,037,634
4.15%, 03/15/28 (Call 12/15/27)(b)	5,334	5,756,040
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)(b)	5,000	4,870,500
5.15%, 02/12/25 (Call 11/12/24)(a)	500	521,250
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)(b)	6,596	7,280,156

Security	Par (000)	Value
Food (continued)
4.85%, 11/01/28 (Call 08/01/28)(b)	$5,025	$5,754,659
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	8,115	8,407,553
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(b)	690	715,244
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(b)	2,037	2,158,297
4.00%, 04/17/25 (Call 02/17/25)	2,350	2,548,581
4.20%, 04/17/28 (Call 01/17/28)	5,749	6,477,633
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)(b)	595	604,476
3.20%, 08/21/25 (Call 05/21/25)	370	393,165
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(b)	1,121	1,151,159
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)(b)	2,465	2,623,943
3.50%, 03/15/25	3,072	3,228,892
Kellogg Co.
3.25%, 04/01/26(b)	2,451	2,578,881
3.40%, 11/15/27 (Call 08/15/27)(b)	2,416	2,554,362
4.30%, 05/15/28 (Call 02/15/28)(b)	2,687	3,021,519
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	7,065	6,946,997
3.95%, 07/15/25 (Call 04/15/25)	4,064	4,216,326
4.63%, 01/30/29 (Call 10/30/28)(b)	6,669	7,195,201
4.88%, 02/15/25 (Call 02/15/20)(a)	4,065	4,194,992
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	4,332	4,328,609
3.70%, 08/01/27 (Call 05/01/27)	3,210	3,425,218
4.50%, 01/15/29 (Call 10/15/28)(b)	3,208	3,622,022
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(a)	1,500	1,551,138
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)(b)	1,110	1,156,990
3.40%, 08/15/27 (Call 05/15/27)(b)	4,825	5,111,669
Mondelez International Inc.
3.63%, 02/13/26 (Call 12/13/25)	3,665	3,947,715
4.13%, 05/07/28 (Call 02/07/28)(b)	2,215	2,489,537
Nestle Holdings Inc.
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	3,685	3,984,373
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	3,100	3,476,876
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	5,000	5,137,500
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	200	211,250
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)(a)	1,200	1,256,872
5.20%, 04/01/29 (Call 01/01/29)(a)	1,975	2,209,544
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(b)	2,350	2,479,995
3.30%, 07/15/26 (Call 04/15/26)	6,105	6,421,128
3.55%, 03/15/25 (Call 01/15/25)	1,325	1,412,421
3.75%, 10/01/25 (Call 07/01/25)	1,372	1,473,397
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(b)	2,734	2,933,977
3.95%, 08/15/24 (Call 05/15/24)(b)	6,085	6,559,164
4.00%, 03/01/26 (Call 01/01/26)	3,166	3,450,130
4.35%, 03/01/29 (Call 12/01/28)	2,216	2,535,558

		156,189,820

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,200	2,259,606
4.25%, 04/30/29 (Call 01/30/29)(a)	2,000	2,107,690

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Forest Products & Paper (continued)
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	$37	$37,833
5.50%, 01/17/27(b)	3,261	3,515,766
Georgia-Pacific LLC, 7.38%, 12/01/25	125	160,468
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(b)	5,071	5,185,760
3.80%, 01/15/26 (Call 10/15/25)	3,530	3,780,707
Inversiones CMPC SA, 4.38%, 04/04/27(a)	2,000	2,127,500
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	5,620	6,223,869

		25,399,199

Gas — 0.3%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(b)	1,015	1,068,671
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)	2,000	2,084,742
3.15%, 08/01/27 (Call 05/01/27)(a)	1,045	1,099,237
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29 (Call 12/04/28)(a)	4,425	4,939,052
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	1,060	1,154,874
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)(b)	185	197,230
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	2,260	2,328,252
4.75%, 09/01/28 (Call 06/01/28)	2,021	2,195,332
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	1,000	1,023,832
3.49%, 05/15/27 (Call 02/15/27)	2,048	2,171,346
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	1,275	1,378,095
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(b)	1,425	1,495,310
3.20%, 06/15/25 (Call 03/15/25)	625	651,818
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,986	2,010,933
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	605	625,199

		24,423,923

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	236	254,131
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	4,010	4,300,750
4.25%, 11/15/28 (Call 08/15/28)(b)	4,035	4,662,577

		9,217,458

Health Care - Products — 1.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	5,422	5,643,004
3.75%, 11/30/26 (Call 08/30/26)	6,714	7,386,264
3.88%, 09/15/25 (Call 06/15/25)(b)	965	1,053,113
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	2,710	2,769,734
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	5,642	6,042,692
3.73%, 12/15/24 (Call 09/15/24)	4,791	5,097,449
Boston Scientific Corp.
3.75%, 03/01/26 (Call 01/01/26)	4,571	4,907,310
3.85%, 05/15/25	1,797	1,941,709
4.00%, 03/01/28 (Call 12/01/27)	4,735	5,210,607
4.00%, 03/01/29 (Call 12/01/28)	1,264	1,410,190
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(b)	1,123	1,200,505
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	901	1,023,059

Security	Par (000)	Value
Health Care - Products (continued)
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	$2,423	$2,623,323
Medtronic Inc., 3.50%, 03/15/25	9,668	10,434,484
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25).	1,877	1,999,781
3.50%, 03/15/26 (Call 12/15/25)	5,092	5,461,293
3.65%, 03/07/28 (Call 12/07/27)(b)	1,661	1,825,152
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	5,155	5,329,641
3.20%, 08/15/27 (Call 05/15/27)(b)	3,484	3,667,277
3.65%, 12/15/25 (Call 09/15/25)(b)	1,600	1,725,779
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	6,573	6,920,420

		83,672,786

Health Care - Services — 1.6%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)(b)	200	220,594
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,815	1,896,316
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	2,874	3,006,171
3.50%, 08/15/24 (Call 05/15/24)	4,563	4,784,246
3.65%, 12/01/27 (Call 09/01/27)	2,556	2,713,355
4.10%, 03/01/28 (Call 12/01/27)	6,661	7,261,122
Cigna Holding Co.
3.05%, 10/15/27 (Call 07/15/27)(b)	3,197	3,264,211
3.25%, 04/15/25 (Call 01/15/25)(b)	3,986	4,122,439
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(a)	50	54,090
Fresenius Medical Care U.S. Finance III Inc., 3.75%, 06/15/29 (Call 03/15/29)(a)(b)	1,500	1,528,289
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	465	494,755
4.50%, 02/15/27 (Call 08/15/26)(b)	6,192	6,711,718
5.25%, 04/15/25	5,160	5,771,783
5.25%, 06/15/26 (Call 12/15/25)	8,496	9,587,994
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	1,000	1,010,081
3.85%, 10/01/24 (Call 07/01/24)	1,135	1,197,972
3.95%, 03/15/27 (Call 12/15/26)	3,855	4,124,567
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)(b)	1,315	1,404,597
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	2,260	2,352,854
3.60%, 02/01/25 (Call 11/01/24)	5,271	5,540,331
3.60%, 09/01/27 (Call 06/01/27)	2,033	2,169,962
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(b)	1,964	2,083,227
3.50%, 03/30/25 (Call 12/30/24)(b)	1,605	1,686,685
4.20%, 06/30/29 (Call 03/30/29)	3,230	3,591,517
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)(a)	2,495	2,582,811
3.35%, 09/30/24 (Call 06/30/24)(a)	3,150	3,354,141
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	2,500	2,805,202
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,019	1,151,322
UnitedHealth Group Inc.
2.88%, 08/15/29(b)	390	406,345
2.95%, 10/15/27	2,607	2,721,526
3.10%, 03/15/26	3,656	3,863,040
3.38%, 04/15/27(b)	3,215	3,455,452
3.45%, 01/15/27	2,310	2,483,750

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Services (continued)
3.70%, 12/15/25(b)	$1,114	$1,213,214
3.75%, 07/15/25(b)	6,622	7,203,163
3.85%, 06/15/28	7,944	8,838,637
3.88%, 12/15/28	626	702,588

		117,360,067

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	2,088	2,163,678
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,000	2,120,625
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)	250	263,360

		4,547,663

Home Furnishings — 0.2%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(a)(b)	2,000	2,125,000
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,825	1,863,884
3.80%, 11/15/24 (Call 08/15/24)(b)	1,200	1,235,542
4.40%, 03/15/29 (Call 12/15/28)(b)	2,797	3,009,253
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(a)	1,500	1,573,845
Whirlpool Corp.
3.70%, 05/01/25	131	137,589
4.75%, 02/26/29 (Call 11/26/28)(b)	3,535	3,977,667

		13,922,780

Household Products & Wares — 0.4%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)(b)	3,313	3,776,066
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(b)	1,351	1,411,929
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,850	1,954,887
3.50%, 12/15/24 (Call 09/15/24)	1,495	1,598,208
3.90%, 05/15/28 (Call 02/15/28)(b)	2,090	2,344,484
Kimberly-Clark Corp.
2.75%, 02/15/26	1,598	1,667,163
3.05%, 08/15/25	2,350	2,478,405
3.20%, 04/25/29 (Call 01/25/29)	1,840	2,014,177
3.95%, 11/01/28 (Call 08/01/28)	2,575	2,950,345
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	8,025	8,325,305

		28,520,969

Housewares — 0.1%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	8,154	8,459,411

Insurance — 3.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(b)(c)	3,010	3,190,600
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)(b)	1,700	1,759,084
3.25%, 03/17/25(b)	2,435	2,574,957
3.63%, 11/15/24	1,990	2,127,017
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)	200	207,813
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	4,000	4,337,079
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	1,500	1,650,118
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(b)	1,025	1,065,624
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(b)	1,650	1,782,429
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	890	924,944
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)(b)	5,832	6,210,405

Security	Par (000)	Value
Insurance (continued)
3.90%, 04/01/26 (Call 01/01/26)	$5,885	$6,316,281
4.20%, 04/01/28 (Call 01/01/28)	5,787	6,379,106
4.25%, 03/15/29 (Call 12/15/28)(b)	3,016	3,343,331
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)	370	391,312
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)(b)	3,050	3,308,319
4.50%, 12/15/28 (Call 09/15/28)	3,375	3,864,870
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	2,698	2,925,468
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	185	203,656
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	2,204	2,440,821
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	4,951	5,064,003
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	6,401	6,870,783
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	1,000	1,055,008
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,185	1,272,671
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)(b)	6,569	6,962,341
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(b)	6,108	6,028,326
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	1,553	1,657,789
4.50%, 03/15/29 (Call 12/15/28)(b)	2,686	2,963,312
Chubb INA Holdings Inc.
2.70%, 03/13/23	180	184,275
3.15%, 03/15/25	1,150	1,215,678
3.35%, 05/03/26 (Call 02/03/26)(b)	1,710	1,834,429
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)(b)	3,516	3,671,094
3.90%, 05/01/29 (Call 02/01/29)	1,065	1,161,979
4.50%, 03/01/26 (Call 12/01/25)	1,020	1,123,716
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	3,125	3,453,125
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(c)(d)	9,510	9,878,513
5.10%, (Call 10/28/24)(a)(c)(d)	2,000	2,195,000
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	1,000	1,057,410
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	3,940	4,296,791
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	1,436	1,559,653
First American Financial Corp., 4.60%, 11/15/24(b)	1,000	1,078,351
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	3,196	3,614,090
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)	125	140,408
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(b)	1,500	1,522,197
Jackson National Life Global Funding
3.05%, 04/29/26(a)	450	468,222
3.05%, 06/21/29(a)(b)	1,500	1,583,614
3.88%, 06/11/25(a)	4,035	4,370,304
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	397	422,648
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)	3,150	3,584,065
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	1,000	1,013,108
3.35%, 03/09/25(b)	925	960,484
3.63%, 12/12/26 (Call 09/15/26)(b)	945	1,005,753
3.80%, 03/01/28 (Call 12/01/27)	2,820	3,030,160

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	$2,824	$3,042,504
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)	2,059	2,166,651
4.15%, 03/04/26	6,289	6,972,807
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	1,217	1,259,977
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	2,295	2,423,116
3.50%, 03/10/25 (Call 12/10/24)(b)	4,858	5,171,952
3.75%, 03/14/26 (Call 12/14/25)	641	695,402
4.38%, 03/15/29 (Call 12/15/28)	4,535	5,208,196
MassMutual Global Funding II
2.95%, 01/11/25(a)	200	208,152
3.40%, 03/08/26(a)(b)	2,305	2,460,506
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	2,500	2,818,750
5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	5,000	5,550,000
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,996	3,169,638
MetLife Inc.
3.00%, 03/01/25(b)	3,690	3,847,541
3.60%, 11/13/25 (Call 08/13/25)	880	955,569
Metropolitan Life Global Funding I
3.00%, 09/19/27(a)	663	695,383
3.05%, 06/17/29(a)(b)	1,215	1,288,787
3.45%, 12/18/26(a)	5,850	6,296,913
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(a)(c)(d)	2,000	2,242,500
New York Life Global Funding, 3.00%, 01/10/28(a)	2,540	2,688,755
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	7,000	7,577,500
5.10%, 10/16/44 (Call 10/16/24)(a)(c)	8,885	9,729,075
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)(b)	1,785	1,898,196
4.88%, 10/01/24 (Call 09/01/24)	1,796	1,984,658
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	1,500	1,588,946
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	603	630,268
3.40%, 05/15/25 (Call 02/15/25)	2,230	2,355,525
3.70%, 05/15/29 (Call 02/15/29)(b)	3,330	3,618,357
Principal Life Global Funding II, 3.00%, 04/18/26(a)(b)	100	104,210
Progressive Corp. (The)
2.45%, 01/15/27	3,195	3,250,626
4.00%, 03/01/29 (Call 12/01/28)	500	568,074
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(a)	250	276,504
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	4,895	5,482,109
4.50%, 09/15/47 (Call 09/15/27)(c)	375	378,750
5.20%, 03/15/44 (Call 03/15/24)(c)	2,865	3,001,088
5.38%, 05/15/45 (Call 05/15/25)(c)	4,785	5,105,404
5.70%, 09/15/48 (Call 09/15/28)(c)	3,391	3,702,836
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	1,850	1,989,327
3.95%, 09/15/26 (Call 06/15/26)(b)	2,965	3,182,778
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	360	377,746
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(b)	2,725	2,895,270
Sumitomo Life Insurance Co., 4.00%, 09/14/77 (Call 09/14/27)(a)(c)	3,500	3,640,000

Security	Par (000)	Value
Insurance (continued)
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(c)	$3,000	$3,307,500
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(c)	615	649,829
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(b)	111	121,591
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(b)	2,135	2,231,527
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	3,100	3,202,728
3.65%, 06/15/26	508	539,151
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	3,792	4,264,222
XLIT Ltd., 4.45%, 03/31/25	2,719	2,971,511

		281,090,939

Internet — 1.4%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	8,733	9,141,879
3.60%, 11/28/24 (Call 08/28/24)	7,415	7,821,416
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	5,980	6,026,631
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)(b)	5,994	6,256,141
3.15%, 08/22/27 (Call 05/22/27)	8,770	9,422,309
3.80%, 12/05/24 (Call 09/05/24)(b)	4,881	5,328,466
5.20%, 12/03/25 (Call 09/03/25)	3,250	3,835,252
Baidu Inc.
3.63%, 07/06/27(b)	1,845	1,911,305
4.13%, 06/30/25	2,000	2,140,000
4.38%, 03/29/28 (Call 12/29/27)	3,600	3,934,125
4.88%, 11/14/28 (Call 08/14/28)	26	29,451
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	330	357,421
3.60%, 06/01/26 (Call 03/01/26)	6,012	6,438,825
3.65%, 03/15/25 (Call 12/15/24)	1,895	2,025,544
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)(b)	2,240	2,356,182
3.60%, 06/05/27 (Call 03/05/27)	4,545	4,783,559
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	4,903	5,193,428
4.50%, 08/15/24 (Call 05/15/24)	1,064	1,161,257
5.00%, 02/15/26 (Call 11/15/25)	1,410	1,589,208
JD.com Inc., 3.88%, 04/29/26	220	228,112
Tencent Holdings Ltd.
3.58%, 04/11/26 (Call 02/11/26)(a)	3,675	3,868,340
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	11,875	12,486,498
3.98%, 04/11/29 (Call 01/11/29)(a)	4,200	4,546,193

		100,881,542

Iron & Steel — 0.3%
ArcelorMittal
4.25%, 07/16/29(b)	2,070	2,094,273
4.55%, 03/11/26(b)	2,449	2,566,731
6.13%, 06/01/25(b)	2,776	3,124,766
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	2,000	2,140,000
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)(b)	4,186	4,663,034
Vale Overseas Ltd., 6.25%, 08/10/26	7,338	8,451,542

		23,040,346

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	746	779,703
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	4,170	4,336,306
7.50%, 10/15/27	25	31,796

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Leisure Time (continued)
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/20)(a)	$100	$107,125

		5,254,930

Lodging — 0.4%
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)(b)	2,455	2,706,226
4.85%, 03/15/26 (Call 12/15/25)	60	66,505
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	2,500	2,552,254
3.90%, 08/08/29 (Call 05/08/29)	2,500	2,574,534
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	1,155	1,220,329
3.75%, 10/01/25 (Call 07/01/25)	276	292,311
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,364	3,431,797
Series X, 4.00%, 04/15/28 (Call 01/15/28)	3,325	3,612,247
Sands China Ltd.
5.13%, 08/08/25 (Call 06/08/25)	6,048	6,709,500
5.40%, 08/08/28 (Call 05/08/28)(b)	5,295	6,021,245

		29,186,948

Machinery — 0.7%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	3,090	3,479,063
Caterpillar Financial Services Corp.
2.40%, 08/09/26	200	204,543
3.25%, 12/01/24	3,699	3,917,221
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(b)	2,595	2,700,655
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	1,790	1,839,071
John Deere Capital Corp.
2.65%, 06/10/26(b)	2,368	2,458,671
2.80%, 09/08/27	2,242	2,341,003
2.80%, 07/18/29	1,630	1,693,647
3.05%, 01/06/28	1,980	2,104,828
3.40%, 09/11/25	25	26,730
3.45%, 03/13/25	4,925	5,297,948
3.45%, 03/07/29(b)	1,255	1,377,075
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	2,585	2,737,234
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,760	1,909,107
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	509	525,708
3.50%, 03/01/29 (Call 12/01/28)	2,426	2,672,918
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	870	882,297
3.80%, 12/15/26 (Call 09/15/26)	2,716	2,943,376
3.85%, 12/15/25 (Call 09/15/25)	105	113,205
4.20%, 09/15/28 (Call 06/15/28)(b)	2,669	2,963,372
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)(b)	915	934,553
4.95%, 09/15/28 (Call 06/15/28)	5,106	5,698,595
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(b)	3,160	3,274,479

		52,095,299

Manufacturing — 1.1%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	3,000	2,987,882
2.25%, 09/19/26 (Call 06/19/26)(b)	2,434	2,448,499
2.38%, 08/26/29 (Call 05/26/29)	1,970	1,970,613
2.88%, 10/15/27 (Call 07/15/27)(b)	2,675	2,816,875
3.00%, 08/07/25	2,578	2,712,874
3.38%, 03/01/29 (Call 12/01/28)	2,305	2,498,375
3.63%, 09/14/28 (Call 06/14/28)	585	646,403

Security	Par (000)	Value
Manufacturing (continued)
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(b)	$1,995	$2,075,142
3.75%, 12/01/27 (Call 09/01/27)	395	417,195
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(b)	3,011	3,163,666
General Electric Co., 5.55%, 01/05/26	775	858,909
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	1,830	1,936,307
4.70%, 08/15/25 (Call 05/15/25)	1,020	1,108,613
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	3,465	3,605,479
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	1,211	1,314,041
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	2,630	2,757,242
3.55%, 11/01/24 (Call 08/01/24)	5,850	6,165,250
3.80%, 03/21/29 (Call 12/21/28)	2,878	3,130,704
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(b)	2,335	2,446,530
3.25%, 06/14/29 (Call 03/14/29)	1,430	1,502,003
3.30%, 11/21/24 (Call 08/21/24)	1,216	1,278,649
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	500	527,207
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(a)	10,375	10,446,983
3.25%, 05/27/25(a)(b)	2,075	2,187,380
3.40%, 03/16/27(a)(b)	8,805	9,461,161
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	2,236	2,358,156
3.88%, 03/01/25 (Call 12/01/24)(b)	1,520	1,618,989
3.90%, 09/17/29 (Call 06/17/29)	635	684,722
4.00%, 03/15/26 (Call 12/15/25)	590	633,747

		75,759,596

Media — 2.5%
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	2,903	2,914,624
3.38%, 02/15/28 (Call 11/15/27)	2,580	2,652,546
3.50%, 01/15/25 (Call 10/15/24)	1,767	1,841,983
3.70%, 08/15/24 (Call 05/15/24)	1,390	1,466,864
3.70%, 06/01/28 (Call 03/01/28)(b)	818	866,571
4.00%, 01/15/26 (Call 10/15/25)	2,810	3,010,848
4.20%, 06/01/29 (Call 03/01/29)(b)	2,635	2,906,834
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	2,998	3,098,303
4.20%, 03/15/28 (Call 12/15/27)	4,529	4,818,908
4.91%, 07/23/25 (Call 04/23/25)	16,507	18,240,305
5.05%, 03/30/29 (Call 12/30/28)	3,318	3,749,889
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	5,281	5,305,082
3.15%, 03/01/26 (Call 12/01/25)(b)	8,737	9,214,565
3.15%, 02/15/28 (Call 11/15/27)	4,763	5,017,131
3.30%, 02/01/27 (Call 11/01/26)	3,832	4,078,449
3.38%, 02/15/25 (Call 11/15/24)	6,029	6,382,613
3.38%, 08/15/25 (Call 05/15/25)	4,606	4,897,009
3.55%, 05/01/28 (Call 02/01/28)	3,495	3,790,931
3.95%, 10/15/25 (Call 08/15/25)	6,264	6,865,938
4.15%, 10/15/28 (Call 07/15/28)	15,196	17,243,079
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(a)(b)	1,960	2,019,463
3.35%, 09/15/26 (Call 06/15/26)(a)	4,160	4,323,522
3.50%, 08/15/27 (Call 05/15/27)(a)	4,280	4,511,807

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	$767	$791,508
3.90%, 11/15/24 (Call 08/15/24)	2,900	3,067,748
3.95%, 06/15/25 (Call 05/15/25)	2,957	3,107,066
3.95%, 03/20/28 (Call 12/20/27)(b)	6,860	7,200,800
4.13%, 05/15/29 (Call 02/15/29)(b)	1,050	1,123,100
4.90%, 03/11/26 (Call 12/11/25)	1,816	2,012,232
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(a)	6,675	7,725,708
Grupo Televisa SAB, 6.63%, 03/18/25	1,345	1,575,331
Myriad International Holdings BV, 4.85%, 07/06/27 (Call 04/06/27)(a)(b)	4,775	5,438,725
Sky Ltd., 3.75%, 09/16/24(a)	4,750	5,106,753
TCI Communications Inc.
7.13%, 02/15/28	206	273,063
7.88%, 02/15/26	1,000	1,318,515
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)(b)	190	197,644
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,026	3,978,762
2.95%, 06/15/27(b)	3,378	3,634,469
3.00%, 02/13/26	4,094	4,317,153
3.15%, 09/17/25	1,770	1,899,184
Walt Disney Co. (The)
3.38%, 11/15/26 (Call 08/15/26)(a)	3,301	3,564,856
3.70%, 09/15/24 (Call 06/15/24)(a)	178	191,811
3.70%, 10/15/25 (Call 07/15/25)(a)	2,265	2,460,380
4.00%, 10/01/23(a)	670	716,806

		178,918,878

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	4,251	4,478,182
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	485	509,151
4.50%, 12/15/28 (Call 09/15/28)	1,140	1,234,458

		6,221,791

Mining — 0.7%
Anglo American Capital PLC
3.63%, 09/11/24(a)(b)	250	257,948
4.00%, 09/11/27(a)(b)	200	206,315
4.50%, 03/15/28 (Call 12/15/27)(a)	7,775	8,264,219
4.75%, 04/10/27(a)(b)	600	648,648
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Call 10/20/25)(a)(b)(c)	7,000	8,198,400
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(a)	7,325	7,844,617
Glencore Funding LLC
3.88%, 10/27/27 (Call 07/27/27)(a)	150	152,985
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	5,955	6,155,093
4.88%, 03/12/29 (Call 12/12/28)(a)	1,614	1,743,800
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	3,000	3,716,250
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(b)	2,558	2,679,505
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(a)	2,490	2,504,735
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	5,303	5,745,508
7.13%, 07/15/28	230	315,765
Southern Copper Corp., 3.88%, 04/23/25	1,515	1,584,539

Security	Par (000)	Value
Mining (continued)
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)(b)	$1,095	$1,163,324
4.95%, 07/15/24 (Call 04/15/24)(b)	575	610,242

		51,791,893

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	1,240	1,413,247

Oil & Gas — 5.8%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	5,979	6,770,976
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)(b)	2,675	2,744,002
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	3,104	3,236,386
3.12%, 05/04/26 (Call 02/04/26)	4,078	4,273,671
3.41%, 02/11/26 (Call 12/11/25)	2,945	3,136,776
3.59%, 04/14/27 (Call 01/14/27)	2,981	3,202,602
3.80%, 09/21/25 (Call 07/21/25)	1,595	1,726,722
3.94%, 09/21/28 (Call 06/21/28)	937	1,046,588
4.23%, 11/06/28 (Call 08/06/28)	3,253	3,705,572
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(b)	8,599	9,112,172
3.51%, 03/17/25	6,450	6,876,714
3.54%, 11/04/24	2,634	2,810,703
3.72%, 11/28/28 (Call 08/28/28)	1,448	1,589,163
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	6,785	7,199,940
3.90%, 02/01/25 (Call 11/01/24)	1,455	1,533,353
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(b)	4,945	5,162,600
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)(b)	5,756	6,086,602
3.33%, 11/17/25 (Call 08/17/25)(b)	3,580	3,863,145
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(b)	3,120	3,191,714
4.38%, 03/15/29 (Call 12/15/28)(b)	2,727	2,898,024
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	7,310	7,686,922
4.38%, 05/02/28	3,915	4,400,705
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	6,115	6,363,724
4.30%, 08/15/28 (Call 05/15/28)	622	676,848
4.38%, 01/15/25 (Call 01/15/20)(b)	3,070	3,184,651
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)(b)	4,227	4,907,616
ConocoPhillips Holding Co., 6.95%, 04/15/29	3,396	4,678,063
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	1,730	1,773,966
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(a)	2,485	2,572,752
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)(b)	2,247	2,691,161
Ecopetrol SA
4.13%, 01/16/25(b)	2,105	2,206,303
5.38%, 06/26/26 (Call 03/26/26)(b)	7,305	8,179,317
Empresa Nacional del Petroleo, 3.75%, 08/05/26(a)	4,550	4,758,731
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)	2,510	2,754,513
Series X-R, 4.75%, 09/12/28(a)	2,000	2,265,544
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	598	629,723
4.15%, 01/15/26 (Call 10/15/25)(b)	1,971	2,199,053
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(b)	4,531	3,957,749

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Equinor ASA
3.25%, 11/10/24	$5,969	$6,330,163
3.63%, 09/10/28 (Call 06/10/28)(b)	6,435	7,105,700
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	4,000	4,047,459
2.44%, 08/16/29 (Call 05/16/29)	4,000	4,092,625
2.71%, 03/06/25 (Call 12/06/24)	4,705	4,884,050
3.04%, 03/01/26 (Call 12/01/25)(b)	3,787	4,020,765
Gazprom OAO Via Gaz Capital SA, 4.95%, 02/06/28(a)	5,000	5,425,000
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)(b)	60	65,249
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	660	674,160
4.30%, 04/01/27 (Call 01/01/27)	4,231	4,429,069
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	4,443	4,943,836
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	2,050	2,173,459
Kerr-McGee Corp., 6.95%, 07/01/24	796	941,305
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	3,235	3,366,038
4.40%, 07/15/27 (Call 04/15/27)(b)	5,939	6,395,251
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,021	1,071,624
3.80%, 04/01/28 (Call 01/01/28)	1,183	1,226,903
5.13%, 12/15/26 (Call 09/15/26)(b)	5,176	5,796,029
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	1,076	1,182,129
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	5,395	5,626,400
3.90%, 11/15/24 (Call 08/15/24)	1,122	1,175,734
8.00%, 04/01/27	100	129,245
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	1,626	1,611,817
3.20%, 08/15/26 (Call 06/15/26)	1,830	1,849,431
3.40%, 04/15/26 (Call 01/15/26)	3,742	3,800,376
3.50%, 06/15/25 (Call 03/15/25)	2,415	2,483,640
3.50%, 08/15/29 (Call 05/15/29)	5,645	5,748,857
Petroleos Mexicanos
4.25%, 01/15/25	2,480	2,369,516
4.50%, 01/23/26	3,950	3,736,700
5.35%, 02/12/28	7,425	7,031,475
6.50%, 03/13/27	22,100	22,571,698
6.50%, 01/23/29(b)	4,760	4,804,625
6.88%, 08/04/26(b)	10,865	11,391,952
Petronas Capital Ltd., 3.50%, 03/18/25(a)	5,000	5,315,625
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)(b)	2,006	2,180,200
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	5,425	5,969,438
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	3,300	3,534,094
Ras Laffan Liquefied Natural Gas Co. Ltd.
3 5.84%, 09/30/27(a)(b)	1,000	1,138,437
6.33%, 09/30/27(a)(b)	4,000	4,658,750
Reliance Industries Ltd., 4.13%, 01/28/25(a)	5,130	5,484,291
Saudi Arabian Oil Co., 3.50%, 04/16/29(a)	11,260	12,014,420
Shell International Finance BV
2.50%, 09/12/26(b)	4,468	4,596,318
2.88%, 05/10/26(b)	6,574	6,886,746
3.25%, 05/11/25	10,678	11,350,015
3.88%, 11/13/28 (Call 08/13/28)(b)	2,210	2,507,617
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	8,610	8,970,544

Security	Par (000)	Value
Oil & Gas (continued)
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(a)	$500	$505,313
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	3,350	3,566,525
Sinopec Group Overseas Development 2018 Ltd.
4.13%, 09/12/25(a)	2,000	2,183,750
4.25%, 09/12/28(a)(b)	2,615	2,927,983
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	1,531	1,613,741
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)	2,000	2,070,000
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	2,000	2,041,219
3.46%, 02/19/29 (Call 11/19/28)(b)	3,564	3,908,618
Total Capital SA, 3.88%, 10/11/28	2,740	3,097,266
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	6,502	6,729,543
3.65%, 03/15/25(b)	4,420	4,662,776
4.00%, 04/01/29 (Call 01/01/29)	3,350	3,573,707
4.35%, 06/01/28 (Call 03/01/28)(b)	3,251	3,538,314
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(a)	5,300	5,506,137
3.70%, 03/15/28 (Call 12/15/27)(a)	2,500	2,595,560
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	4,200	4,614,923

		416,298,916

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	3,315	3,399,372
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(b)	6,520	6,911,187
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	1,584	1,573,844
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(a)(b)	3,868	4,113,720
4.00%, 12/21/25 (Call 09/21/25)(a)	544	583,902
4.30%, 05/01/29 (Call 02/01/29)(a)(b)	4,160	4,567,058

		21,149,083

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)(b)	3,625	3,983,952
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)(a)	585	580,261
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)	730	761,625
3.65%, 09/15/24 (Call 06/15/24)(b)	260	273,125
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	2,760	2,814,987
3.38%, 09/15/27 (Call 06/15/27)	939	963,919
3.75%, 03/15/25 (Call 01/15/25)	3,895	4,113,291
3.90%, 06/01/28 (Call 03/01/28)	2,540	2,695,400
4.00%, 03/15/28 (Call 12/15/27)	2,335	2,490,070
4.65%, 03/15/26 (Call 01/15/26)	2,962	3,273,567
4.90%, 03/15/29 (Call 12/15/28)(b)	1,776	2,028,261

		23,978,458

Pharmaceuticals — 5.2%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	9,949	10,183,654
3.60%, 05/14/25 (Call 02/14/25)	11,482	11,970,994
4.25%, 11/14/28 (Call 08/14/28)	5,357	5,836,881
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)(b)	9,750	10,241,291

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	$2,525	$2,615,635
3.45%, 12/15/27 (Call 09/15/27)	2,370	2,468,319
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	821	863,443
3.38%, 11/16/25(b)	9,373	9,938,591
4.00%, 01/17/29 (Call 10/17/28)(b)	3,031	3,410,277
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(a)	17,050	18,373,239
4.38%, 12/15/28 (Call 09/15/28)(a)	10,235	11,175,226
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)	1,900	1,959,988
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (Call 04/15/26)(a)	9,475	10,010,063
3.25%, 02/27/27	2,208	2,367,157
3.40%, 07/26/29 (Call 04/26/29)(a)	7,680	8,313,122
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)(b)	6,914	6,996,694
3.50%, 11/15/24 (Call 08/15/24)(b)	510	524,198
3.75%, 09/15/25 (Call 06/15/25)	1,718	1,790,683
Cigna Corp.
4.13%, 11/15/25 (Call 09/15/25)	10,217	11,113,806
4.38%, 10/15/28 (Call 07/15/28)	11,048	12,350,404
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)(b)	11,364	11,450,026
3.00%, 08/15/26 (Call 06/15/26)	1,485	1,502,873
3.25%, 08/15/29 (Call 05/15/29)	550	558,515
3.38%, 08/12/24 (Call 05/12/24)	2,060	2,139,648
3.88%, 07/20/25 (Call 04/20/25)	4,588	4,865,815
4.10%, 03/25/25 (Call 01/25/25)	27,416	29,347,504
4.30%, 03/25/28 (Call 12/25/27)	27,154	29,610,326
6.25%, 06/01/27(b)	25	29,991
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	3,594	3,740,047
3.10%, 05/15/27 (Call 02/15/27)	4,546	4,857,516
3.38%, 03/15/29 (Call 12/15/28)(b)	2,806	3,081,567
5.50%, 03/15/27	25	30,588
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)	5,600	5,834,033
Express Scripts Holding Co.
3.40%, 03/01/27 (Call 12/01/26)	4,988	5,192,594
4.50%, 02/25/26 (Call 11/27/25)	6,043	6,681,519
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	6,162	6,626,490
3.88%, 05/15/28	5,006	5,605,164
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	6,392	6,593,492
2.63%, 01/15/25 (Call 11/15/24)(b)	3,352	3,478,098
2.90%, 01/15/28 (Call 10/15/27)	4,150	4,404,429
2.95%, 03/03/27 (Call 12/03/26)	1,789	1,898,951
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)(b)	2,342	2,500,782
4.75%, 05/30/29 (Call 02/28/29)	2,072	2,357,752
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	2,130	2,347,419
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	9,828	10,229,060
3.40%, 03/07/29 (Call 12/07/28)	6,111	6,726,388
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(b)	3,531	3,800,359
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	8,088	8,404,047

Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	$3,641	$3,858,317
3.10%, 05/17/27 (Call 02/17/27)(b)	2,530	2,721,884
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	4,851	4,976,529
4.38%, 03/15/26 (Call 12/15/25)	1,975	2,032,553
Pfizer Inc.
2.75%, 06/03/26(b)	6,923	7,218,207
3.00%, 12/15/26	5,777	6,110,859
3.45%, 03/15/29 (Call 12/15/28)(b)	5,826	6,360,029
3.60%, 09/15/28 (Call 06/15/28)	2,424	2,658,891
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	795	892,544
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	11,746	12,214,297
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(a)(b)	2,344	2,773,888
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(b)	2,880	2,980,479
3.90%, 08/20/28 (Call 05/20/28)	1,640	1,817,758
4.50%, 11/13/25 (Call 08/13/25)	478	532,776

		373,547,669

Pipelines — 4.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%, 12/01/27 (Call 09/01/27)	4,146	4,386,428
5.25%, 01/15/25 (Call 01/15/21)	1,640	1,724,440
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(a)	7,810	8,340,423
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)(b)	2,025	2,107,205
4.80%, 05/03/29 (Call 02/03/29)	1,975	2,084,335
4.95%, 12/15/24 (Call 09/15/24)	3,120	3,354,089
5.95%, 06/01/26 (Call 03/01/26)	1,785	2,017,431
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	2,019	1,797,047
4.13%, 12/01/27 (Call 09/01/27)(b)	1,900	1,669,293
4.35%, 10/15/24 (Call 07/15/24)	1,539	1,493,013
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	5,410	5,869,129
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	2,885	2,952,048
4.95%, 05/15/28 (Call 02/15/28)	3,715	3,942,481
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	3,545	4,139,378
Enbridge Inc.
3.70%, 07/15/27 (Call 04/15/27)	4,557	4,875,364
4.25%, 12/01/26 (Call 09/01/26)	4,781	5,298,075
5.50%, 07/15/77 (Call 07/15/27)(b)(c)	4,975	4,989,179
6.25%, 03/01/78 (Call 03/01/28)(b)(c)	275	286,688
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(b)(c)	650	680,524
Energy Transfer Operating LP
4.05%, 03/15/25 (Call 12/15/24)	8,275	8,712,525
4.20%, 04/15/27 (Call 01/15/27)	490	519,583
4.75%, 01/15/26 (Call 10/15/25)	3,777	4,129,093
4.95%, 06/15/28 (Call 03/15/28)(b)	3,912	4,374,998
5.25%, 04/15/29 (Call 01/15/29)(b)	4,360	4,989,555
5.50%, 06/01/27 (Call 03/01/27)(b)	2,845	3,269,147
Enterprise Products Operating LLC
3.13%, 07/31/29 (Call 04/30/29)	2,890	2,994,585
3.70%, 02/15/26 (Call 11/15/25)(b)	2,875	3,088,958
3.75%, 02/15/25 (Call 11/15/24)(b)	8,424	9,030,389
3.95%, 02/15/27 (Call 11/15/26)	2,075	2,265,632

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
4.15%, 10/16/28 (Call 07/16/28)	$3,525	$3,921,069
5.38%, 02/15/78 (Call 02/15/28)(c)	1,110	1,081,584
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)(c)	3,065	3,026,687
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	959	945,739
4.13%, 12/01/26 (Call 09/01/26)	511	487,596
5.50%, 07/15/28 (Call 04/15/28)	4,655	4,714,587
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24 (Call 06/01/24)	3,892	4,194,111
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	9,155	9,935,064
4.30%, 03/01/28 (Call 12/01/27)	5,901	6,463,487
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	1,546	1,754,236
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(a)(b)	3,000	3,314,224
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)(b)	3,865	4,066,539
4.00%, 03/15/28 (Call 12/15/27)	6,726	7,051,124
4.13%, 03/01/27 (Call 12/01/26)	2,806	2,957,211
4.80%, 02/15/29 (Call 11/15/28)(b)	702	780,652
4.88%, 12/01/24 (Call 09/01/24)(b)	5,797	6,357,493
4.88%, 06/01/25 (Call 03/01/25)	5,110	5,640,948
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,155	2,297,472
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	1,500	1,505,745
4.00%, 07/13/27 (Call 04/13/27)	4,180	4,396,085
4.35%, 03/15/29 (Call 12/15/28)(b)	2,210	2,391,258
4.55%, 07/15/28 (Call 04/15/28)(b)	1,594	1,740,387
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,375	1,503,099
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)(b)	676	706,127
3.61%, 02/15/25 (Call 11/15/24)	865	901,887
3.75%, 03/01/28 (Call 12/01/27)	4,408	4,603,172
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	520	534,170
4.50%, 12/15/26 (Call 09/15/26)	912	977,591
4.65%, 10/15/25 (Call 07/15/25)	7,415	7,950,319
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(b)	4,857	5,157,230
5.00%, 03/15/27 (Call 09/15/26)	5,852	6,461,806
5.63%, 03/01/25 (Call 12/01/24)	5,741	6,446,450
5.88%, 06/30/26 (Call 12/31/25)	6,067	6,972,630
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,009	2,099,452
3.50%, 03/15/25 (Call 12/15/24)	1,875	1,962,639
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	1,712	1,771,021
4.00%, 10/01/27 (Call 07/01/27)	2,549	2,676,226
5.95%, 12/01/25 (Call 09/01/25)	935	1,077,001
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	760	794,840
4.38%, 03/13/25 (Call 12/13/24)	880	936,500
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	550	683,587
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)(b)	10,430	11,630,777
4.88%, 01/15/26 (Call 10/15/25)	6,402	7,237,010
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(b)(c)	2,125	2,109,062
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	5,700	6,013,500

Security	Par (000)	Value
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	$3,034	$3,247,379
7.85%, 02/01/26 (Call 11/01/25)	3,391	4,340,867
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	2,000	2,145,000
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	2,000	2,319,063
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,387	2,592,795
4.50%, 03/15/28 (Call 12/15/27)	568	625,413
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	4,985	4,943,113
4.50%, 03/01/28 (Call 12/01/27)	563	561,904
4.65%, 07/01/26 (Call 04/01/26)	2,120	2,158,589
4.75%, 08/15/28 (Call 05/15/28)	850	860,714
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	3,886	4,052,136
3.90%, 01/15/25 (Call 10/15/24)	2,005	2,109,825
4.00%, 09/15/25 (Call 06/15/25)	2,156	2,298,536

		297,865,763

Private Equity — 0.1%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	2,285	2,464,394
4.87%, 02/15/29 (Call 11/15/28)(a)	2,755	3,071,822
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	1,500	1,594,387

		7,130,603

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	2,665	2,829,628
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)(b)	965	1,072,786
5.25%, 03/15/25 (Call 12/15/24)(b)	1,430	1,606,869
Ontario Teachers’ Cadillac Fairview Properties Trust, 4.13%, 02/01/29 (Call 11/01/28)(a)(b)	2,250	2,545,854

		8,055,137

Real Estate Investment Trusts — 5.1%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	551	579,733
3.80%, 04/15/26 (Call 02/15/26)	4,655	5,019,763
3.95%, 01/15/28 (Call 10/15/27)	1,837	2,003,261
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (Call 05/15/26)	3,550	3,677,061
3.63%, 11/15/27 (Call 08/15/27)	100	105,978
4.13%, 07/01/24 (Call 04/01/24)	2,044	2,202,781
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)(b)	1,675	1,819,148
4.90%, 02/15/29 (Call 11/15/28)(b)	2,450	2,807,564
American Tower Corp.
2.95%, 01/15/25 (Call 12/15/24)	2,200	2,258,984
3.13%, 01/15/27 (Call 10/15/26)	375	387,657
3.38%, 10/15/26 (Call 07/15/26)	6,136	6,422,085
3.55%, 07/15/27 (Call 04/15/27)	2,275	2,418,328
3.60%, 01/15/28 (Call 10/15/27)	1,125	1,192,460
3.95%, 03/15/29 (Call 12/15/28)	1,837	2,002,405
4.00%, 06/01/25 (Call 03/01/25)	3,100	3,334,526
4.40%, 02/15/26 (Call 11/15/25)	2,130	2,330,791
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(b)	1,820	1,892,127
2.95%, 05/11/26 (Call 02/11/26)	2,418	2,518,612

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.20%, 01/15/28 (Call 10/15/27)(b)	$1,050	$1,115,098
3.30%, 06/01/29 (Call 03/01/29)	2,005	2,156,376
3.35%, 05/15/27 (Call 02/15/27)	2,211	2,372,705
3.45%, 06/01/25 (Call 03/03/25)	130	138,580
3.50%, 11/15/24 (Call 08/15/24)(b)	1,245	1,329,579
3.50%, 11/15/25 (Call 08/15/25)	310	332,016
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(b)	4,102	4,167,214
3.20%, 01/15/25 (Call 10/15/24)	349	363,111
3.40%, 06/21/29 (Call 03/21/29)	2,430	2,575,793
3.65%, 02/01/26 (Call 11/03/25)	6,621	7,049,184
4.50%, 12/01/28 (Call 09/01/28)	3,088	3,566,445
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(b)	1,250	1,317,535
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	60	63,057
3.90%, 03/15/27 (Call 12/15/26)(b)	1,540	1,622,852
4.13%, 06/15/26 (Call 03/15/26)(b)	4,326	4,610,358
4.13%, 05/15/29 (Call 02/15/29)	2,235	2,417,160
Camden Property Trust
3.15%, 07/01/29 (Call 04/01/29)	2,500	2,645,797
4.10%, 10/15/28 (Call 07/15/28)(b)	1,162	1,316,042
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)(b)	2,280	2,338,517
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	2,220	2,415,612
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	1,515	1,547,400
3.20%, 09/01/24 (Call 07/01/24)	990	1,024,377
3.65%, 09/01/27 (Call 06/01/27)(b)	3,179	3,373,298
3.70%, 06/15/26 (Call 03/15/26)	2,364	2,512,275
3.80%, 02/15/28 (Call 11/15/27)	5,904	6,313,711
4.00%, 03/01/27 (Call 12/01/26)	486	525,836
4.30%, 02/15/29 (Call 11/15/28)	1,034	1,157,323
4.45%, 02/15/26 (Call 11/15/25)	4,905	5,415,171
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)(b)	710	723,868
4.00%, 11/15/25 (Call 08/15/25)	260	278,434
4.38%, 02/15/29 (Call 11/15/28)	1,950	2,158,306
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	1,570	1,658,020
3.70%, 08/15/27 (Call 05/15/27)	2,368	2,523,172
4.45%, 07/15/28 (Call 04/15/28)(b)	4,161	4,647,698
4.75%, 10/01/25 (Call 07/01/25)	1,475	1,636,264
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	2,400	2,531,688
3.75%, 12/01/24 (Call 09/01/24)	26	27,808
4.00%, 09/15/28 (Call 06/15/28)	3,110	3,433,110
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,845	1,860,999
4.50%, 04/01/25 (Call 01/01/25)	40	42,490
4.50%, 06/01/27 (Call 03/01/27)(b)	1,760	1,881,393
4.75%, 12/15/26 (Call 09/15/26)	1,960	2,125,457
4.95%, 04/15/28 (Call 01/15/28)	2,900	3,184,182
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	405	405,474
2.85%, 11/01/26 (Call 08/01/26)	2,205	2,285,756
3.00%, 07/01/29 (Call 04/01/29)	1,325	1,387,536
3.25%, 08/01/27 (Call 05/01/27)(b)	50	53,398
3.38%, 06/01/25 (Call 03/01/25)	325	347,002

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 03/01/28 (Call 12/01/27)	$2,625	$2,844,586
4.15%, 12/01/28 (Call 09/01/28)	2,020	2,296,618
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	1,000	1,025,083
3.38%, 04/15/26 (Call 01/15/26)(b)	2,000	2,112,745
3.50%, 04/01/25 (Call 01/01/25)	380	399,836
4.00%, 03/01/29 (Call 12/01/28)	3,256	3,600,537
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	2,550	2,679,296
3.25%, 07/15/27 (Call 04/15/27)	250	264,057
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	907	997,228
5.30%, 01/15/29 (Call 10/15/28)	4,970	5,526,789
5.38%, 04/15/26 (Call 01/15/26)(b)	3,936	4,320,390
5.75%, 06/01/28 (Call 03/03/28)	1,903	2,162,607
HCP Inc.
3.25%, 07/15/26 (Call 05/15/26)	2,590	2,678,920
3.40%, 02/01/25 (Call 11/01/24)	2,951	3,080,455
3.50%, 07/15/29 (Call 04/15/29)	2,045	2,159,668
3.88%, 08/15/24 (Call 05/17/24)(b)	2,617	2,812,634
4.00%, 06/01/25 (Call 03/01/25)	3,207	3,434,015
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)(b)	795	836,690
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	50	52,004
3.75%, 07/01/27 (Call 04/01/27)	2,380	2,507,790
Highwoods Realty LP
4.13%, 03/15/28 (Call 12/15/27)	1,500	1,616,673
4.20%, 04/15/29 (Call 01/15/29)	2,192	2,374,523
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	3,676	3,576,908
4.50%, 03/15/25 (Call 09/15/24)	1,463	1,487,118
4.95%, 02/15/27 (Call 08/15/26)	125	129,715
5.25%, 02/15/26 (Call 08/15/25)(b)	1,349	1,421,715
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)(b)	2,516	2,662,020
Hudson Pacific Properties LP
3.95%, 11/01/27	1,600	1,708,825
4.65%, 04/01/29 (Call 01/01/29)	2,150	2,415,863
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	1,707	1,789,548
4.38%, 10/01/25 (Call 07/01/25)	265	288,055
4.75%, 12/15/28 (Call 09/15/28)	2,000	2,284,355
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	2,632	2,662,221
3.30%, 02/01/25 (Call 12/01/24)	1,381	1,433,266
3.80%, 04/01/27 (Call 01/01/27)	1,050	1,125,202
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	710	712,200
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	565	584,423
3.75%, 04/01/25 (Call 01/01/25)	174	183,653
4.38%, 02/01/29 (Call 11/01/28)(b)	2,505	2,812,043
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	115	123,001
4.00%, 06/15/29 (Call 03/15/29)	2,350	2,537,726
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(b)	3,180	3,294,365
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)(b)	2,352	2,521,064
3.95%, 03/15/29 (Call 12/15/28)	1,830	2,019,467
4.00%, 11/15/25 (Call 08/15/25)	2,000	2,160,382

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)(b)	$485	$513,550
3.60%, 12/15/26 (Call 09/15/26)	115	121,925
4.00%, 11/15/25 (Call 08/15/25)	190	205,326
4.30%, 10/15/28 (Call 07/15/28)	3,160	3,546,091
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	1,148	1,186,366
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	439	464,056
4.50%, 04/01/27 (Call 01/01/27)(b)	1,001	1,071,599
4.75%, 01/15/28 (Call 10/15/27)	1,690	1,839,924
5.25%, 01/15/26 (Call 10/15/25)	4,655	5,150,275
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(b)	2,000	2,146,584
PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)	1,000	1,019,050
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)(b)	2,655	2,914,782
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	850	901,341
3.39%, 05/01/29 (Call 02/01/29)	2,600	2,831,571
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	1,916	1,993,917
3.25%, 06/15/29 (Call 03/15/29)	1,385	1,468,756
3.65%, 01/15/28 (Call 10/15/27)	4,346	4,716,586
3.88%, 07/15/24 (Call 04/15/24)(b)	1,450	1,559,919
3.88%, 04/15/25 (Call 02/15/25)(b)	666	719,110
4.13%, 10/15/26 (Call 07/15/26)	1,152	1,280,516
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	2,500	2,531,639
3.60%, 02/01/27 (Call 11/01/26)	2,890	3,070,813
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,000	1,079,496
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/14/24)(a)(b)	4,475	4,670,417
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(b)	1,432	1,514,506
3.30%, 01/15/26 (Call 10/15/25)	3,943	4,167,141
3.38%, 10/01/24 (Call 07/01/24)	3,594	3,817,253
3.38%, 06/15/27 (Call 03/15/27)	2,165	2,313,151
3.38%, 12/01/27 (Call 09/01/27)(b)	4,638	4,972,563
3.50%, 09/01/25 (Call 06/01/25)	519	552,725
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)(b)	2,431	2,507,986
4.25%, 02/01/26 (Call 11/01/25)(b)	1,552	1,654,485
4.70%, 06/01/27 (Call 03/01/27)(b)	538	594,659
Spirit Realty LP
4.00%, 07/15/29 (Call 04/15/29)	1,845	1,969,546
4.45%, 09/15/26 (Call 06/15/26)	642	694,911
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	2,100	2,291,625
4.63%, 03/15/29 (Call 12/15/28)	1,385	1,538,270
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)(b)	1,960	2,015,864
3.88%, 07/15/27 (Call 04/15/27)	1,095	1,123,725
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(b)	584	600,393
3.20%, 01/15/30 (Call 10/15/29)	1,000	1,045,509
3.50%, 07/01/27 (Call 04/01/27)	1,500	1,597,025
3.50%, 01/15/28 (Call 10/15/27)	176	187,595
3.75%, 07/01/24 (Call 04/01/24)(b)	25	26,556
4.40%, 01/26/29 (Call 10/26/28)	2,555	2,914,816

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	$2,295	$2,323,288
3.00%, 01/15/30 (Call 10/15/29)	2,500	2,519,915
3.25%, 10/15/26 (Call 07/15/26)	2,162	2,235,048
3.50%, 02/01/25 (Call 11/01/24)(b)	3,852	4,052,882
3.85%, 04/01/27 (Call 01/01/27)(b)	605	648,665
4.00%, 03/01/28 (Call 12/01/27)	2,520	2,737,132
4.13%, 01/15/26 (Call 10/15/25)	590	639,332
4.40%, 01/15/29 (Call 10/15/28)	1,575	1,769,270
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	2,432	2,605,566
4.63%, 11/01/25 (Call 09/01/25)	3,455	3,802,837
4.88%, 06/01/26 (Call 03/01/26)	200	223,816
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	160	165,529
WEA Finance LLC
3.50%, 06/15/29 (Call 03/15/29)(a)	2,500	2,629,625
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,246	2,468,270
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)	2,000	2,134,687
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	3,673	3,944,607
4.13%, 03/15/29 (Call 12/15/28)(b)	2,205	2,431,883
4.25%, 04/01/26 (Call 01/01/26)	3,185	3,477,031
4.25%, 04/15/28 (Call 01/15/28)	2,945	3,261,220
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	3,815	4,219,006
8.50%, 01/15/25	905	1,166,545
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)	475	504,187
4.00%, 02/01/25 (Call 11/01/24)	970	1,023,232
4.25%, 10/01/26 (Call 07/01/26)	1,000	1,078,862

		368,830,368

Retail — 2.5%
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(a)(b)	6,675	7,042,025
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	175	178,602
3.80%, 11/15/27 (Call 08/15/27)(b)	1,420	1,447,346
4.50%, 10/01/25 (Call 07/01/25)(b)	1,936	2,068,953
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(b)	1,015	1,059,139
3.25%, 04/15/25 (Call 01/15/25)	1,270	1,318,173
3.75%, 06/01/27 (Call 03/01/27)	1,175	1,267,244
3.75%, 04/18/29 (Call 01/18/29)	3,350	3,618,316
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(b)	2,309	2,519,144
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)	2,200	2,361,588
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)(b)	4,599	4,904,194
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(b)	1,855	1,981,251
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)(b)	4,032	4,353,380
4.13%, 05/01/28 (Call 02/01/28)	2,938	3,249,802
4.15%, 11/01/25 (Call 08/01/25)(b)	1,715	1,869,663
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	5,315	5,617,654
4.20%, 05/15/28 (Call 02/15/28)	4,473	4,765,432
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	2,000	2,028,125

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	$6,031	$6,059,043
2.80%, 09/14/27 (Call 06/14/27)	624	653,747
2.95%, 06/15/29 (Call 03/15/29)	1,050	1,109,291
3.00%, 04/01/26 (Call 01/01/26)	1,393	1,476,635
3.35%, 09/15/25 (Call 06/15/25)	4,887	5,245,564
3.90%, 12/06/28 (Call 09/06/28)	2,021	2,303,409
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)(b)	1,091	1,149,445
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	8,114	8,169,900
3.10%, 05/03/27 (Call 02/03/27)(b)	7,071	7,385,708
3.13%, 09/15/24 (Call 06/15/24)	1,810	1,880,716
3.38%, 09/15/25 (Call 06/15/25)	3,119	3,290,017
3.65%, 04/05/29 (Call 01/05/29)(b)	1,890	2,052,950
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	2,915	3,102,202
3.50%, 03/01/27 (Call 12/01/26)	3,888	4,194,607
3.70%, 01/30/26 (Call 10/30/25)	5,103	5,537,119
3.80%, 04/01/28 (Call 01/01/28)	2,885	3,195,377
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	1,932	1,969,104
6.95%, 03/15/28	118	139,619
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	750	794,524
3.60%, 09/01/27 (Call 06/01/27)	3,670	3,907,710
3.90%, 06/01/29 (Call 03/01/29)(b)	3,400	3,737,369
4.35%, 06/01/28 (Call 03/01/28)	305	342,113
SACI Falabella, 4.38%, 01/27/25 (Call 10/27/24)(a)	1,000	1,059,375
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)(b)	1,750	1,775,190
3.50%, 03/01/28 (Call 12/01/27)(b)	4,050	4,401,850
3.55%, 08/15/29 (Call 05/15/29)(b)	1,400	1,530,710
3.80%, 08/15/25 (Call 06/15/25)	4,504	4,883,755
4.00%, 11/15/28 (Call 08/15/28)(b)	1,028	1,161,460
Target Corp.
2.50%, 04/15/26(b)	2,500	2,578,368
3.38%, 04/15/29 (Call 01/15/29)	2,990	3,278,345
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(b)	2,751	2,767,714
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	6,440	6,685,843
3.80%, 11/18/24 (Call 08/18/24)	7,085	7,510,400
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(b)	3,100	3,214,146
3.05%, 07/08/26 (Call 05/08/26)	1,100	1,176,537
3.55%, 06/26/25 (Call 04/26/25)	8,678	9,423,577
3.70%, 06/26/28 (Call 03/26/28)	10,084	11,322,140

		182,115,610

Savings & Loans — 0.2%
Nationwide Building Society
3.90%, 07/21/25(a)(b)	2,000	2,135,405
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	1,500	1,578,140
4.00%, 09/14/26(a)(b)	400	408,827
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(c)	6,275	6,234,901
4.30%, 03/08/29 (Call 03/08/28)(a)(c)	4,625	4,982,324

		15,339,597

Security	Par (000)	Value
Semiconductors — 1.9%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(b)	$4,967	$5,234,421
3.90%, 12/15/25 (Call 09/15/25)	760	818,505
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(b)	5,303	5,712,571
3.90%, 10/01/25 (Call 07/01/25)	1,394	1,529,154
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(b)	3,898	3,849,314
3.50%, 01/15/28 (Call 10/15/27)	4,608	4,465,831
3.88%, 01/15/27 (Call 10/15/26)	17,850	17,857,862
Broadcom Inc.
3.63%, 10/15/24 (Call 09/15/24)(a)(b)	5,025	5,094,579
4.25%, 04/15/26 (Call 02/15/26)(a)	8,375	8,610,181
4.75%, 04/15/29 (Call 01/15/29)(a)	8,499	8,951,562
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(b)	2,960	3,059,489
3.15%, 05/11/27 (Call 02/11/27)	2,735	2,933,713
3.70%, 07/29/25 (Call 04/29/25)	5,842	6,372,727
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	1,821	2,018,218
4.65%, 11/01/24 (Call 08/01/24)	5,405	5,966,755
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	1,597	1,711,036
3.80%, 03/15/25 (Call 12/15/24)	1,460	1,563,155
4.00%, 03/15/29 (Call 12/15/28)(b)	4,839	5,369,965
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	2,420	2,730,439
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	616	630,780
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	1,000	1,031,448
4.98%, 02/06/26 (Call 12/06/25)	2,174	2,341,721
5.33%, 02/06/29 (Call 11/06/28)	3,321	3,675,194
5.50%, 02/01/25 (Call 09/30/19)	150	153,124
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	2,969	3,119,218
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)(a)	3,940	4,447,990
5.55%, 12/01/28 (Call 09/01/28)(a)(b)	406	473,645
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(a)	5,095	5,347,197
4.30%, 06/18/29 (Call 03/18/29)(a)	1,500	1,608,599
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)	7,956	8,355,490
3.45%, 05/20/25 (Call 02/20/25)(b)	6,920	7,353,111
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	270	270,909
2.90%, 11/03/27 (Call 08/03/27)(b)	1,755	1,856,470

		134,514,373

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(b)	3,405	3,586,486

Software — 2.0%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	4,550	4,796,618
3.40%, 06/15/27 (Call 03/15/27)	62	65,262
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)(b)	3,905	4,136,058
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)(b)	1,869	1,957,135
4.38%, 06/15/25 (Call 03/15/25)(b)	930	1,002,154

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(b)	$1,600	$1,672,548
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	1,455	1,529,637
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	761	822,394
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)(b)	2,395	2,580,701
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	1,135	1,294,096
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	4,218	4,370,980
3.75%, 05/21/29 (Call 02/21/29)(b)	2,880	3,159,385
5.00%, 10/15/25 (Call 07/15/25)	2,117	2,419,457
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	2,892	3,260,899
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)(b)	4,225	4,420,672
3.50%, 07/01/29 (Call 04/01/29)	7,420	7,861,130
3.85%, 06/01/25 (Call 03/01/25)	1,308	1,407,734
4.20%, 10/01/28 (Call 07/01/28)	5,872	6,597,018
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	14,775	15,273,836
2.70%, 02/12/25 (Call 11/12/24)	9,451	9,870,599
3.13%, 11/03/25 (Call 08/03/25)	4,674	5,005,788
3.30%, 02/06/27 (Call 11/06/26)(b)	15,028	16,416,714
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	7,872	8,069,623
2.95%, 11/15/24 (Call 09/15/24)	8,788	9,202,099
2.95%, 05/15/25 (Call 02/15/25)	7,276	7,606,307
3.25%, 11/15/27 (Call 08/15/27)(b)	7,707	8,287,483
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(b)	4,915	5,485,142
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)(b)	5,104	5,213,976

		143,785,445

Telecommunications — 3.2%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	3,200	3,442,532
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)	15,803	16,105,699
3.40%, 05/15/25 (Call 02/15/25)(b)	16,256	17,032,709
3.60%, 07/15/25 (Call 04/15/25)	6,790	7,154,550
3.80%, 02/15/27 (Call 11/15/26)(b)	5,929	6,328,856
3.88%, 01/15/26 (Call 10/15/25)	2,135	2,279,766
3.95%, 01/15/25 (Call 10/15/24)	3,583	3,849,510
4.10%, 02/15/28 (Call 11/15/27)	5,582	6,100,533
4.13%, 02/17/26 (Call 11/17/25)	13,152	14,291,664
4.25%, 03/01/27 (Call 12/01/26)(b)	5,099	5,610,332
4.35%, 03/01/29 (Call 12/01/28)(b)	8,936	9,968,755
7.13%, 03/15/26	335	417,230
Bharti Airtel Ltd., 4.38%, 06/10/25(a)	6,090	6,311,291
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(b)	1,930	2,234,267
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	3,405	3,532,695
2.95%, 02/28/26	2,156	2,292,395
3.50%, 06/15/25	1,685	1,830,097
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	2,575	2,735,969
4.38%, 06/21/28 (Call 03/21/28)(a)	6,355	7,192,397
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)	4,775	5,043,594
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	2,000	2,019,454
4.35%, 06/15/25 (Call 03/15/25)	1,611	1,727,292

Security	Par (000)	Value
Telecommunications (continued)
Motorola Solutions Inc.
4.00%, 09/01/24	$1,578	$1,678,968
4.60%, 02/23/28 (Call 11/23/27)(b)	3,281	3,556,298
4.60%, 05/23/29 (Call 02/23/29)	2,980	3,273,102
Ooredoo International Finance Ltd., 3.75%, 06/22/26(a)	5,000	5,318,750
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(b)	1,500	1,549,204
3.63%, 12/15/25 (Call 09/15/25)(b)	2,084	2,237,667
Saudi Telecom Co., 3.89%, 05/13/29(a)	2,000	2,155,625
Telefonica Emisiones SA, 4.10%, 03/08/27(b)	4,147	4,537,566
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(a)	880	913,701
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	799	814,431
3.70%, 09/15/27 (Call 06/15/27)(b)	2,010	2,164,091
Verizon Communications Inc.
2.63%, 08/15/26	7,310	7,471,460
3.38%, 02/15/25	4,379	4,646,975
3.50%, 11/01/24 (Call 08/01/24)	3,305	3,522,584
3.88%, 02/08/29 (Call 11/08/28)	6,155	6,860,559
4.02%, 12/03/29 (Call 09/03/29)(a)	12,126	13,691,935
4.13%, 03/16/27(b)	9,105	10,157,645
4.33%, 09/21/28	9,055	10,392,973
Vodafone Group PLC
4.13%, 05/30/25	9,879	10,721,546
4.38%, 05/30/28	8,153	9,144,960

		232,311,627

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	1,484	1,513,424

Transportation — 1.6%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(a)(b)	3,275	3,401,121
AP Moller - Maersk AS, 4.50%, 06/20/29 (Call 03/20/29)(a)	1,000	1,058,495
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	1,220	1,275,626
3.25%, 06/15/27 (Call 03/15/27)	4,786	5,120,847
3.40%, 09/01/24 (Call 06/01/24)	1,960	2,081,857
3.65%, 09/01/25 (Call 06/01/25)	1,390	1,511,157
7.00%, 12/15/25(b)	550	700,818
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	800	832,039
2.95%, 11/21/24 (Call 08/21/24)	354	367,492
6.90%, 07/15/28	461	622,672
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	3,594	3,720,049
3.70%, 02/01/26 (Call 11/01/25)	125	133,717
4.00%, 06/01/28 (Call 03/01/28)	3,595	4,048,877
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(b)	1,310	1,466,269
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	3,170	3,234,901
3.25%, 06/01/27 (Call 03/01/27)(b)	3,737	3,966,520
3.35%, 11/01/25 (Call 08/01/25)	1,127	1,196,872
3.40%, 08/01/24 (Call 05/01/24)(b)	1,205	1,277,474
3.80%, 03/01/28 (Call 12/01/27)	5,951	6,549,565
4.25%, 03/15/29 (Call 12/15/28)	1,649	1,899,073
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	1,000	1,012,441
3.20%, 02/01/25	1,720	1,801,390
3.25%, 04/01/26 (Call 01/01/26)(b)	3,945	4,126,262

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
3.30%, 03/15/27 (Call 12/15/26)	$1,481	$1,544,804
3.40%, 02/15/28 (Call 11/15/27)(b)	2,407	2,514,058
4.20%, 10/17/28 (Call 07/17/28)	3,246	3,597,608
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(b)	4,240	4,562,661
Kansas City Southern, 3.13%, 06/01/26 (Call 03/01/26)	75	77,031
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(a)	3,875	4,335,156
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,075	1,161,009
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(b)	1,994	2,062,817
3.15%, 06/01/27 (Call 03/01/27)	1,565	1,662,137
3.65%, 08/01/25 (Call 06/01/25)	1,880	2,021,169
3.80%, 08/01/28 (Call 05/01/28)	2,389	2,668,379
5.59%, 05/17/25	930	1,079,498
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)	4,375	4,653,906
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	2,254	2,325,711
3.00%, 04/15/27 (Call 01/15/27)	875	912,876
3.25%, 08/15/25 (Call 05/15/25)(b)	2,945	3,103,223
3.70%, 03/01/29 (Call 12/01/28)(b)	4,541	5,036,581
3.75%, 07/15/25 (Call 05/15/25)	4,277	4,619,595
3.95%, 09/10/28 (Call 06/10/28)	4,544	5,109,205
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	1,790	1,814,059
2.50%, 09/01/29 (Call 06/01/29)	1,005	1,015,258
2.80%, 11/15/24 (Call 09/15/24)	2,255	2,338,345
3.05%, 11/15/27 (Call 08/15/27)(b)	3,457	3,645,530
3.40%, 03/15/29 (Call 12/15/28)	1,994	2,172,740

		115,438,890

Trucking & Leasing — 0.3%
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27)(a)(b)	175	182,714
4.13%, 08/01/25 (Call 06/01/25)(a)	50	53,355
4.88%, 10/01/25 (Call 07/01/25)(a)	4,050	4,465,947
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(b)	785	804,369
3.25%, 09/15/26 (Call 06/15/26)	415	426,864
3.50%, 03/15/28 (Call 12/15/27)	1,505	1,573,423
3.85%, 03/30/27 (Call 12/30/26)	545	579,958
4.55%, 11/07/28 (Call 08/07/28)	1,080	1,212,416
4.70%, 04/01/29 (Call 01/01/29)(b)	2,190	2,504,548
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	375	399,004
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	4,700	5,066,768
4.45%, 01/29/26 (Call 11/29/25)(a)	2,500	2,736,437

		20,005,803

Water — 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	2,016	2,091,629
3.00%, 12/01/26 (Call 09/01/26)	20	20,513
3.40%, 03/01/25 (Call 12/01/24)	1,979	2,085,564

Security	Par/ Shares (000)	Value
Water (continued)
3.45%, 06/01/29 (Call 03/01/29)	$2,000	$2,157,486
3.75%, 09/01/28 (Call 06/01/28)	2,961	3,266,330
Aqua America Inc., 3.57%, 05/01/29 (Call 02/01/29)	2,315	2,519,666
United Utilities PLC, 6.88%, 08/15/28(b)	144	182,322

		12,323,510

Total Corporate Bonds & Notes — 99.0% (Cost: $6,671,369,558)		7,128,846,227

Foreign Government Obligations(f)

South Korea — 0.2%
Korea Gas Corp.
2.25%, 07/18/26(a)	2,000	1,996,250
3.13%, 07/20/27(a)(b)	4,365	4,630,127
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(a)	2,840	2,994,425
Korea National Oil Corp., 2.50%, 10/24/26(a)(b)	7,000	7,098,438

		16,719,240

Total Foreign Government Obligations — 0.2% (Cost: $14,849,062)		16,719,240

Short-Term Investments

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(g)(h)(i)	593,067	593,363,828
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(g)(h)	25,396	25,396,000

		618,759,828

Total Short-Term Investments — 8.6% (Cost: $618,472,312)		618,759,828

Total Investments in Securities — 107.8% (Cost: $7,304,690,932)		7,764,325,295

Other Assets, Less Liabilities — (7.8)%		(559,982,888)

Net Assets — 100.0%		$7,204,342,407

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate-Term Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	683,440	(90,373)	593,067	$593,363,828	$1,088,980	(b)	$39,984		$43,842
BlackRock Cash Funds: Treasury, SL Agency Shares	143,172	(117,776)	25,396	25,396,000	817,515		—		—

				$618,759,828	$1,906,495		$39,984		$43,842

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$7,128,846,227	$—	$7,128,846,227
Foreign Government Obligations	—	16,719,240	—	16,719,240
Money Market Funds	618,759,828	—	—	618,759,828

	$618,759,828	$7,145,565,467	$—	$7,764,325,295

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Statement of Assets and Liabilities  (unaudited)

August 31, 2019

iShares Intermediate-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$7,145,565,467
Affiliated(c)	618,759,828
Receivables:
Investments sold	58,726,282
Securities lending income — Affiliated	183,982
Capital shares sold	1,000,380
Dividends	55,116
Interest	70,800,029

Total assets	7,895,091,084

LIABILITIES
Bank overdraft	380
Collateral on securities loaned, at value	592,903,147
Payables:
Investments purchased	97,500,984
Investment advisory fees	344,166

Total liabilities	690,748,677

NET ASSETS	$7,204,342,407

NET ASSETS CONSIST OF:
Paid-in capital	$6,817,795,752
Accumulated earnings	386,546,655

NET ASSETS	$7,204,342,407

Shares outstanding	123,650,000

Net asset value	$58.26

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$574,439,923
(b) Investments, at cost — Unaffiliated	$6,686,218,620
(c) Investments, at cost — Affiliated	$618,472,312

See notes to financial statements.

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended August 31, 2019

iShares Intermediate-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$817,515
Interest — Unaffiliated	116,898,203
Securities lending income — Affiliated — net	1,088,980
Other income — Unaffiliated	14,900

Total investment income	118,819,598

EXPENSES
Investment advisory fees	1,826,335

Total expenses	1,826,335

Net investment income	116,993,263

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	23,005,078
Investments — Affiliated	39,984
In-kind redemptions — Unaffiliated	8,029,544

Net realized gain	31,074,606

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	463,097,841
Investments — Affiliated	43,842

Net change in unrealized appreciation (depreciation)	463,141,683

Net realized and unrealized gain	494,216,289

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$611,209,552

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statement of Changes in Net Assets

		iShares Intermediate-Term Corporate Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$116,993,263	$212,828,191
Net realized gain (loss)	31,074,606	(128,016,433)
Net change in unrealized appreciation (depreciation)	463,141,683	132,039,008

Net increase in net assets resulting from operations	611,209,552	216,850,766

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(113,986,998)	(213,637,628)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,163,308,475	(1,652,189,809)

NET ASSETS
Total increase (decrease) in net assets	1,660,531,029	(1,648,976,671)
Beginning of period	5,543,811,378	7,192,788,049

End of period	$7,204,342,407	$5,543,811,378

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Intermediate-Term Corporate Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19(a)	Year Ended 02/28/18(a)	Year Ended 02/28/17(a)	Year Ended 02/29/16(a)	Year Ended 02/28/15(a)

Net asset value, beginning of period	$53.88		$53.64	$54.53	$54.06	$55.16	$54.64

Net investment income(b)	1.04		1.83	1.40	1.34	1.34	1.34
Net realized and unrealized gain (loss)(c)	4.37		0.26	(0.91)	0.46	(1.09)	0.52

Net increase from investment operations	5.41		2.09	0.49	1.80	0.25	1.86

Distributions(d)
From net investment income		(1.03)	(1.85)	(1.38)	(1.33)	(1.35)	(1.34)

Total distributions		(1.03)	(1.85)	(1.38)	(1.33)	(1.35)	(1.34)

Net asset value, end of period	$58.26		$53.88	$53.64	$54.53	$54.06	$55.16

Total Return
Based on net asset value	10.17	%(e)	4.01%	0.87%	3.34%	0.51%	3.41%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.11%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.06	%(f)	0.10%	0.20%	0.20%	0.20%	0.20%

Net investment income	3.71	%(f)	3.45%	2.56%	2.44%	2.46%	2.45%

Supplemental Data
Net assets, end of period (000)	$7,204,342		$5,543,811	$7,192,788	$6,898,236	$6,054,686	$6,430,884

Portfolio turnover rate(g)	14	%(e)	86%	21%	16%	16%	7%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements  (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Intermediate-Term Corporate Bond	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The cost basis of securities at February 28, 2019 has been adjusted to $6,239,086,529.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements   (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Intermediate-Term Corporate Bond
Barclays Bank PLC	$43,552,103	$43,552,103		$—	$—
Barclays Capital Inc.	20,138,454	20,138,454		—	—
BMO Capital Markets	296,380	296,380		—	—
BNP Paribas Prime Brokerage International Ltd.	19,742,942	19,742,942		—	—
BofA Securities, Inc.	22,811,501	22,811,501		—	—
Citadel Clearing LLC	22,080,635	22,080,635		—	—
Citigroup Global Markets Inc.	36,288,548	36,288,548		—	—
Credit Suisse Securities (USA) LLC	37,586,900	37,586,900		—	—
Deutsche Bank Securities Inc.	5,308,242	5,308,242		—	—
Goldman Sachs & Co.	81,382,053	81,382,053		—	—
HSBC Securities (USA) Inc.	20,408,969	20,408,969		—	—
Jefferies LLC	7,064,816	7,064,816		—	—
JPMorgan Securities LLC	80,136,292	80,136,292		—	—
Morgan Stanley & Co. LLC	21,310,489	21,310,489		—	—
MUFG Securities Americas Inc.	12,603,364	12,603,364		—	—
Nomura Securities International Inc.	5,077,993	5,077,993		—	—
RBC Capital Markets LLC	41,029,719	41,029,719		—	—
Scotia Capital (USA) Inc.	2,315,463	2,315,463		—	—
TD Prime Services LLC	67,768	67,768		—	—
UBS AG	2,773,375	2,773,375		—	—
UBS Securities LLC	55,934	55,934		—	—
Wells Fargo Securities LLC	92,407,983	92,407,983		—	—

	$574,439,923	$574,439,923		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489
Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2019, the Fund paid BTC $374,729 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2019, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Intermediate-Term Corporate Bond	$28,811,308	$302,018,814	$ 8,999,973

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Intermediate-Term Corporate Bond	$988,663,019	$836,710,356

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate-Term Corporate Bond	$1,244,287,306	$154,989,696

7.    INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $121,712,986.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements   (unaudited) (continued)

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate-Term Corporate Bond	$7,306,744,066	$460,829,784	$(3,248,555)	$457,581,229

8.    PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares		Amount

Intermediate-Term Corporate Bond
Shares sold	23,550,000	$1,319,847,653	15,350,000	(a)	$816,424,802
Shares redeemed	(2,800,000)	(156,539,178)	(46,550,000	)(a)	(2,468,614,611)

Net increase(decrease)	20,750,000	$1,163,308,475	(31,200,000)		$(1,652,189,809)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.  LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Board Review and Approval of Investment Advisory Contract

iShares Intermediate-Term Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate-Term Corporate Bond(a)	$1.017996	$—	$0.009798	$1.027794	99%	—%	1%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	43

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Long-Term Corporate Bond ETF | IGLB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® Long-Term Corporate Bond ETF

Investment Objective

The iShares Long-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofAML 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	19.64%	20.74%	6.31%	7.74%	20.74%	35.77%	106.67%
Fund Market	19.69	20.99	6.17	7.74	20.99	34.92	106.57
Index(a)	19.93	21.13	6.63	8.20	21.13	37.82	115.24

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

(a)

Index returns through June 29, 2014 reflect the performance of the ICE BofAML 10+ Year US Corporate & Yankees Index. Index returns beginning on June 30, 2014 through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Long Credit Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 10+ Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,196.40	$ 0.33		$ 1,000.00	$ 1,024.80	$ 0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	2.8%
Aa	7.4
A	36.9
Baa	48.3
Ba	3.3
Not Rated	1.3

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

5-10 Years	0.2%
10-15 Years	7.8
15-20 Years	23.6
More than 20 Years	68.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	$465	$560,490
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	400	424,801
3.38%, 06/15/46 (Call 12/15/45)	160	163,980
3.50%, 03/01/39 (Call 09/01/38)	340	364,376
3.50%, 03/01/45 (Call 09/01/44)	25	25,810
3.55%, 03/01/38 (Call 09/01/37)	280	299,105
3.60%, 05/01/34 (Call 02/01/34)	875	967,088
3.65%, 03/01/47 (Call 09/01/46)	175	190,004
3.75%, 02/01/50 (Call 08/01/49)(b)	305	338,906
3.83%, 03/01/59 (Call 09/01/58)	150	163,710
3.85%, 11/01/48 (Call 05/01/48)	365	410,818
3.95%, 08/01/59 (Call 02/01/59)	370	417,800
5.88%, 02/15/40	150	209,748
6.13%, 02/15/33	50	68,217
6.63%, 02/15/38	66	97,265
6.88%, 03/15/39	582	880,465
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)(b)	200	230,541
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	350	418,664
5.05%, 04/27/45 (Call 10/27/44)(b)	250	318,838
6.15%, 12/15/40	130	181,537
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)(b)	579	637,743
3.80%, 03/01/45 (Call 09/01/44)	1,151	1,309,708
4.07%, 12/15/42(b)	530	624,472
4.09%, 09/15/52 (Call 03/15/52)	1,090	1,314,409
4.50%, 05/15/36 (Call 11/15/35)	715	867,058
4.70%, 05/15/46 (Call 11/15/45)	1,068	1,391,829
Series B, 6.15%, 09/01/36(b)	150	211,678
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	480	537,950
4.03%, 10/15/47 (Call 04/15/47)(b)	1,460	1,692,054
4.75%, 06/01/43	675	833,983
5.05%, 11/15/40(b)	200	249,080
Northrop Grumman Systems Corp., 7.75%, 02/15/31	350	517,210
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	100	120,599
4.70%, 12/15/41(b)	150	190,251
4.88%, 10/15/40	237	305,101
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	955	1,126,951
4.80%, 12/15/43 (Call 06/15/43)	310	378,522
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	825	915,545
4.05%, 05/04/47 (Call 11/04/46)	335	387,499
4.15%, 05/15/45 (Call 11/16/44)	630	729,204
4.45%, 11/16/38 (Call 05/16/38)(b)	599	727,318
4.50%, 06/01/42	1,340	1,617,066
4.63%, 11/16/48 (Call 05/16/48)	1,225	1,546,573
5.40%, 05/01/35	121	155,946
5.70%, 04/15/40(b)	820	1,106,948
6.05%, 06/01/36	190	257,860
6.13%, 07/15/38	1,090	1,532,591
7.50%, 09/15/29	330	466,633

		28,483,944

Security	Par (000)	Value

Agriculture — 1.5%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	$905	$888,560
4.25%, 08/09/42	790	814,064
4.50%, 05/02/43	670	712,395
5.38%, 01/31/44	920	1,087,974
5.80%, 02/14/39 (Call 08/14/38)	375	462,597
5.95%, 02/14/49 (Call 08/14/48)	1,290	1,656,032
6.20%, 02/14/59 (Call 08/14/58)	860	1,105,631
Archer-Daniels-Midland Co.
4.02%, 04/16/43	464	535,338
4.50%, 03/15/49 (Call 09/15/48)	485	620,049
4.54%, 03/26/42(b)	613	754,586
5.38%, 09/15/35	10	13,014
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	1,710	1,720,512
4.54%, 08/15/47 (Call 02/15/47)	1,540	1,544,044
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	750	881,355
Philip Morris International Inc.
3.88%, 08/21/42	604	620,111
4.13%, 03/04/43	490	523,282
4.25%, 11/10/44	565	617,860
4.38%, 11/15/41	882	988,003
4.50%, 03/20/42	400	454,349
4.88%, 11/15/43	805	951,876
6.38%, 05/16/38	945	1,296,306
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	586	681,731
5.85%, 08/15/45 (Call 02/12/45)	1,421	1,599,739
6.15%, 09/15/43	315	373,054
7.25%, 06/15/37	493	642,368

		21,544,830

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	300	326,057
3.63%, 05/01/43 (Call 11/01/42)	375	422,980
3.88%, 11/01/45 (Call 05/01/45)	605	706,943
VF Corp., 6.45%, 11/01/37	150	217,952

		1,673,932

Auto Manufacturers — 0.8%
Daimler Finance North America LLC, 8.50%, 01/18/31	1,156	1,730,224
Ford Holdings LLC, 9.30%, 03/01/30	896	1,176,805
Ford Motor Co.
4.75%, 01/15/43(b)	578	521,472
5.29%, 12/08/46 (Call 06/08/46)	955	918,843
7.40%, 11/01/46	339	401,815
7.45%, 07/16/31	1,060	1,253,648
General Motors Co.
5.00%, 04/01/35	563	578,622
5.15%, 04/01/38 (Call 10/01/37)	828	858,504
5.20%, 04/01/45	535	545,390
5.40%, 04/01/48 (Call 10/01/47)	665	687,367
5.95%, 04/01/49 (Call 10/01/48)	404	451,372
6.25%, 10/02/43	942	1,058,931
6.60%, 04/01/36 (Call 10/01/35)	840	975,077
6.75%, 04/01/46 (Call 10/01/45)	485	577,081

		11,735,151

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	100	100,371

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
5.40%, 03/15/49 (Call 09/15/48)	$306	$349,043
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	295	314,103
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	520	543,124

		1,306,641

Banks — 7.7%
Bank of America Corp.
3.19%, 07/23/30 (Call 07/23/29)(c)	745	777,688
3.95%, 01/23/49 (Call 01/23/48)(b)(c)	1,010	1,174,718
4.08%, 04/23/40 (Call 04/23/39)(c)	1,275	1,462,430
4.24%, 04/24/38 (Call 04/24/37)(c)	1,036	1,211,446
4.33%, 03/15/50 (Call 03/15/49)(c)	1,189	1,451,425
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	914	1,122,536
4.88%, 04/01/44	505	653,149
5.00%, 01/21/44	862	1,121,828
5.88%, 02/07/42	633	907,145
6.11%, 01/29/37	1,370	1,833,484
7.75%, 05/14/38	1,080	1,685,806
Series L, 4.75%, 04/21/45	568	696,955
Bank of America N.A., 6.00%, 10/15/36	1,060	1,484,515
Barclays PLC
4.95%, 01/10/47	1,615	1,772,770
5.25%, 08/17/45	605	677,494
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(b)(c)(d)	500	553,750
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(c)	933	1,036,410
4.28%, 04/24/48 (Call 10/24/47)(c)	658	803,068
4.65%, 07/30/45	860	1,072,329
4.65%, 07/23/48 (Call 06/23/48)	1,529	1,922,228
4.75%, 05/18/46	1,565	1,895,311
5.30%, 05/06/44	590	753,067
5.88%, 02/22/33	325	407,902
5.88%, 01/30/42	697	980,507
6.00%, 10/31/33	523	665,147
6.13%, 08/25/36	482	632,414
6.63%, 06/15/32	676	902,405
6.68%, 09/13/43	730	1,082,027
6.88%, 03/05/38	100	145,618
8.13%, 07/15/39	885	1,478,980
Commonwealth Bank of Australia
3.90%, 07/12/47(a)	100	114,370
4.32%, 01/10/48(a)(b)	750	840,442
Cooperatieve Rabobank UA
5.25%, 05/24/41	893	1,220,921
5.25%, 08/04/45	1,191	1,544,715
5.75%, 12/01/43	500	685,448
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	1,511	1,911,750
Fifth Third Bancorp., 8.25%, 03/01/38	720	1,117,860
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	600	672,627
4.63%, 02/13/47	285	331,661
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(c)	1,435	1,590,018
4.41%, 04/23/39 (Call 04/23/38)(c)	1,560	1,794,502
4.75%, 10/21/45 (Call 04/21/45)	1,139	1,407,433
4.80%, 07/08/44 (Call 01/08/44)	1,365	1,678,225
5.15%, 05/22/45	895	1,085,944
6.13%, 02/15/33	125	168,867
6.25%, 02/01/41	1,255	1,780,668
6.45%, 05/01/36	155	207,505

Security	Par (000)	Value

Banks (continued)
6.75%, 10/01/37	$3,570	$4,889,827
HSBC Bank USA N.A., 7.00%, 01/15/39(b)	265	390,478
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	595	755,537
HSBC Holdings PLC
5.25%, 03/14/44(b)	595	737,433
6.10%, 01/14/42	383	560,942
6.50%, 05/02/36	1,875	2,509,285
6.50%, 09/15/37	1,520	2,061,033
6.80%, 06/01/38	1,780	2,515,818
7.63%, 05/17/32	419	600,061
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(c)	1,920	2,151,739
3.90%, 01/23/49 (Call 01/23/48)(c)	1,390	1,597,257
3.96%, 11/15/48 (Call 11/15/47)(c)	1,370	1,573,797
4.03%, 07/24/48 (Call 07/24/47)(c)	1,260	1,466,851
4.26%, 02/22/48 (Call 02/22/47)(c)	1,170	1,421,429
4.85%, 02/01/44	545	705,942
4.95%, 06/01/45	1,080	1,388,369
5.40%, 01/06/42	605	826,447
5.50%, 10/15/40	1,030	1,411,532
5.60%, 07/15/41	805	1,120,667
5.63%, 08/16/43	1,105	1,513,701
6.40%, 05/15/38	1,590	2,317,174
Lloyds Banking Group PLC
4.34%, 01/09/48(b)	1,005	1,011,225
5.30%, 12/01/45	360	412,929
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	205	223,700
4.15%, 03/07/39	655	756,857
4.29%, 07/26/38	515	605,624
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(c)	601	671,208
4.30%, 01/27/45	1,490	1,762,900
4.38%, 01/22/47	1,435	1,744,142
4.46%, 04/22/39 (Call 04/22/38)(c)	1,600	1,898,035
6.38%, 07/24/42	1,245	1,842,695
7.25%, 04/01/32	573	830,856
Regions Bank/Birmingham AL, 6.45%, 06/26/37	265	354,702
Regions Financial Corp., 7.38%, 12/10/37	285	415,243
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)(b)	545	631,351
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	200	237,051
5.70%, 03/26/44(a)(b)	975	1,224,171
UBS AG/London, 4.50%, 06/26/48(a)(b)	335	432,040
Wachovia Corp.
5.50%, 08/01/35	887	1,117,698
6.55%, 10/15/35	260	343,189
7.50%, 04/15/35	125	177,730
Wells Fargo & Co.
3.90%, 05/01/45	1,302	1,523,282
4.40%, 06/14/46	1,475	1,712,027
4.65%, 11/04/44	1,500	1,801,421
4.75%, 12/07/46	1,090	1,335,354
4.90%, 11/17/45	1,125	1,399,533
5.38%, 02/07/35	360	471,033
5.38%, 11/02/43	1,335	1,762,229
5.61%, 01/15/44	1,420	1,905,184
Wells Fargo Bank N.A.
5.95%, 08/26/36	250	344,899
6.60%, 01/15/38	925	1,357,500

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo Capital X, 5.95%, 12/01/86	$438	$546,059
Westpac Banking Corp., 4.42%, 07/24/39	175	196,063

		114,080,757

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,767	4,377,941
4.90%, 02/01/46 (Call 08/01/45)	4,530	5,400,381
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	265	280,768
4.63%, 02/01/44	1,207	1,387,077
4.70%, 02/01/36 (Call 08/01/35)(b)	385	447,440
4.90%, 02/01/46 (Call 08/01/45)	919	1,092,649
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	685	705,330
4.38%, 04/15/38 (Call 10/15/37)	580	659,318
4.44%, 10/06/48 (Call 04/06/48)	1,025	1,163,921
4.60%, 04/15/48 (Call 10/15/47)	1,333	1,548,938
4.75%, 04/15/58 (Call 10/15/57)	875	1,023,880
4.90%, 01/23/31 (Call 10/23/30)	733	877,548
4.95%, 01/15/42	500	599,207
5.45%, 01/23/39 (Call 07/23/38)	1,570	2,003,049
5.55%, 01/23/49 (Call 07/23/48)	2,230	2,929,085
5.80%, 01/23/59 (Call 07/23/58)	1,910	2,605,102
8.00%, 11/15/39	275	439,657
8.20%, 01/15/39	562	902,839
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(a)	300	331,434
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	450	518,027
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	75	86,928
4.50%, 07/15/45 (Call 01/15/45)	213	271,464
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	306	398,926
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)(b)	500	540,288
4.50%, 05/09/47 (Call 11/09/46)	525	599,023
5.25%, 11/15/48 (Call 05/15/48)(b)	473	599,757
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)(b)	330	381,481
5.88%, 09/30/36	525	728,963
Diageo Investment Corp.
4.25%, 05/11/42	610	731,032
7.45%, 04/15/35	11	16,920
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	200	234,000
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	420	452,757
4.50%, 11/15/45 (Call 08/15/45)	350	382,894
4.99%, 05/25/38 (Call 11/25/37)	720	849,299
5.09%, 05/25/48 (Call 11/25/47)(b)	260	312,908
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)(b)	1,117	1,138,911
5.00%, 05/01/42	780	866,292
PepsiCo Inc.
3.38%, 07/29/49 (Call 01/29/49)	170	186,187
3.45%, 10/06/46 (Call 04/06/46)	1,210	1,335,501
3.60%, 08/13/42	380	426,850
4.00%, 03/05/42	487	576,159
4.00%, 05/02/47 (Call 11/02/46)	795	960,113
4.25%, 10/22/44 (Call 04/22/44)	490	604,150

Security	Par (000)	Value

Beverages (continued)
4.45%, 04/14/46 (Call 10/14/45)	$1,239	$1,569,796
4.60%, 07/17/45 (Call 01/17/45)	250	322,667
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	250	312,331

		44,179,188

Biotechnology —1.4%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	1,995	2,269,554
4.56%, 06/15/48 (Call 12/15/47)	840	980,686
4.66%, 06/15/51 (Call 12/15/50)	2,145	2,551,286
4.95%, 10/01/41	485	584,804
5.15%, 11/15/41 (Call 05/15/41)	635	778,431
5.65%, 06/15/42 (Call 12/15/41)	115	146,694
5.75%, 03/15/40(b)	320	419,787
6.38%, 06/01/37(b)	315	428,956
6.40%, 02/01/39	30	41,743
6.90%, 06/01/38	25	35,530
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(b)	180	236,798
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	1,030	1,240,742
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	585	703,332
4.55%, 02/20/48 (Call 08/20/47)	775	946,242
4.63%, 05/15/44 (Call 11/15/43)	360	438,229
5.00%, 08/15/45 (Call 02/15/45)	949	1,203,464
5.25%, 08/15/43	370	472,352
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	390	444,474
4.15%, 03/01/47 (Call 09/01/46)(b)	845	955,436
4.50%, 02/01/45 (Call 08/01/44)	1,220	1,422,587
4.60%, 09/01/35 (Call 03/01/35)	650	778,259
4.75%, 03/01/46 (Call 09/01/45)	1,298	1,578,188
4.80%, 04/01/44 (Call 10/01/43)(b)	1,195	1,443,443
5.65%, 12/01/41 (Call 06/01/41)	740	980,112

		21,081,129

Building Materials — 0.3%
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)	100	106,697
4.50%, 04/04/48 (Call 10/04/47)(a)	600	656,377
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	285	320,658
4.63%, 07/02/44 (Call 01/02/44)	395	440,384
4.95%, 07/02/64 (Call 01/02/64)(e)	215	232,900
5.13%, 09/14/45 (Call 03/14/45)	43	51,361
6.00%, 01/15/36(b)	135	169,156
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	690	705,075
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	450	467,034
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)(b)	750	686,347
4.40%, 01/30/48 (Call 07/30/47)	175	164,365
7.00%, 12/01/36	124	155,004
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	370	400,749
4.70%, 03/01/48 (Call 09/01/47)	400	443,922

		5,000,029

Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	280	317,484
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	238,000

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	$1,200	$1,312,455
4.38%, 11/15/42 (Call 05/15/42)	976	1,027,249
4.63%, 10/01/44 (Call 04/01/44)(b)	390	428,909
4.80%, 05/15/49 (Call 11/15/48)(a)	220	249,163
5.25%, 11/15/41 (Call 08/15/41)	1,050	1,211,858
5.55%, 11/30/48 (Call 05/30/48)(a)	285	352,726
7.38%, 11/01/29	480	641,593
9.40%, 05/15/39	346	569,089
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)(b)	1,490	1,835,147
5.42%, 11/15/48 (Call 05/15/48)	1,330	1,712,798
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)(b)	529	577,268
4.80%, 09/01/42 (Call 03/01/42)(b)	293	324,029
Ecolab Inc.
3.70%, 11/01/46 (Call 05/01/46)	150	164,413
3.95%, 12/01/47 (Call 06/01/47)	430	505,377
5.50%, 12/08/41(b)	193	262,774
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	240	247,412
5.00%, 09/26/48 (Call 03/26/48)(b)	200	225,452
Lubrizol Corp. (The), 6.50%, 10/01/34	450	646,317
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	830	919,217
5.25%, 07/15/43	465	536,952
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	903	952,122
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	275	276,303
Mexichem SAB de CV, 5.88%, 09/17/44(a)	400	427,125
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	393	450,146
5.63%, 11/15/43 (Call 05/15/43)(b)	675	749,975
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	672	708,403
4.90%, 06/01/43 (Call 12/01/42)	580	661,955
5.00%, 04/01/49 (Call 10/01/48)	370	441,508
5.25%, 01/15/45 (Call 07/15/44)	114	136,963
5.63%, 12/01/40	265	325,746
5.88%, 12/01/36	191	236,653
6.13%, 01/15/41 (Call 07/15/40)	575	730,797
OCP SA, 6.88%, 04/25/44(a)	200	248,687
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	390	430,068
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	405	400,790
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	510	539,725
4.50%, 06/01/47 (Call 12/01/46)	1,465	1,666,919
4.55%, 08/01/45 (Call 02/01/45)	95	107,150
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	700	747,470
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)(b)	355	354,272
5.00%, 08/15/46 (Call 02/15/46)	610	661,029

		25,559,488

Commercial Services — 0.9%
California Institute of Technology
4.32%, 08/01/45	12	15,781
4.70%, 11/01/11	100	139,811
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	200	275,121
DP World PLC
5.63%, 09/25/48(a)	450	535,500

Security	Par (000)	Value

Commercial Services (continued)
6.85%, 07/02/37(a)	$1,300	$1,752,969
Equifax Inc., 7.00%, 07/01/37	145	188,814
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	40	44,329
7.00%, 10/15/37(a)	1,215	1,751,726
George Washington University (The)
4.87%, 09/15/45	16	21,555
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	785	968,891
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	36	44,975
Massachusetts Institute of Technology
3.89%, 07/01/16	75	93,917
3.96%, 07/01/38	9	10,625
4.68%, 07/01/14	150	225,618
5.60%, 07/01/11	415	727,031
Moody’s Corp., 5.25%, 07/15/44	325	418,852
Northwestern University, 4.64%, 12/01/44	355	466,230
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	425	469,309
3.30%, 07/15/56 (Call 01/15/56)	335	377,709
Princeton University, 5.70%, 03/01/39	350	516,053
S&P Global Inc.
4.50%, 05/15/48 (Call 11/15/47)	200	253,976
6.55%, 11/15/37	191	276,609
Trustees of Dartmouth College, 3.47%, 06/01/46	260	287,954
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	139	158,527
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)(b)	455	516,559
University of Southern California
3.03%, 10/01/39	1,296	1,385,011
5.25%, 10/01/11	150	237,986
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	171	219,121
Wesleyan University, 4.78%, 07/01/16	50	63,431
William Marsh Rice University
3.57%, 05/15/45	331	378,064
3.77%, 05/15/55	125	150,450

		12,972,504

Computers — 1.8%
Apple Inc.
3.45%, 02/09/45	1,399	1,513,328
3.75%, 09/12/47 (Call 03/12/47)	685	778,615
3.75%, 11/13/47 (Call 05/13/47)(b)	960	1,099,437
3.85%, 05/04/43	1,670	1,905,109
3.85%, 08/04/46 (Call 02/04/46)	1,170	1,345,051
4.25%, 02/09/47 (Call 08/09/46)	1,085	1,317,128
4.38%, 05/13/45	1,320	1,624,644
4.45%, 05/06/44	570	706,367
4.50%, 02/23/36 (Call 08/23/35)	850	1,047,914
4.65%, 02/23/46 (Call 08/23/45)	1,584	2,021,826
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(a)	250	270,891
8.10%, 07/15/36 (Call 01/15/36)(a)	1,126	1,427,471
8.35%, 07/15/46 (Call 01/15/46)(a)	1,415	1,858,538
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	530	616,759
6.35%, 10/15/45 (Call 04/15/45)	1,070	1,241,017
HP Inc., 6.00%, 09/15/41	1,104	1,237,077
International Business Machines Corp.
4.00%, 06/20/42	1,210	1,364,779
4.15%, 05/15/39	1,915	2,211,282
4.25%, 05/15/49	425	495,584

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.70%, 02/19/46	$570	$704,632
5.60%, 11/30/39	515	693,488
5.88%, 11/29/32	341	461,065
7.13%, 12/01/96(b)	95	152,062
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	510	516,165

		26,610,229

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	270	320,094
4.00%, 08/15/45	280	340,189
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	50	55,129
4.15%, 03/15/47 (Call 09/15/46)	200	243,493
4.38%, 06/15/45 (Call 12/15/44)	535	665,377
6.00%, 05/15/37	225	315,487
Procter & Gamble Co. (The)
3.50%, 10/25/47	525	610,043
5.50%, 02/01/34(b)	1,225	1,707,931
5.80%, 08/15/34	25	35,972
Unilever Capital Corp., 5.90%, 11/15/32	935	1,291,408

		5,585,123

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	485	522,641
4.20%, 05/15/47 (Call 11/15/46)(b)	375	429,378
4.60%, 06/15/45 (Call 12/15/44)	885	1,058,457

		2,010,476

Diversified Financial Services — 1.7%
American Express Co., 4.05%, 12/03/42	875	1,043,090
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45(a)	400	459,573
5.00%, 06/15/44(a)	61	75,927
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	1,155	1,305,566
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	170	203,455
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	560	688,723
5.30%, 09/15/43 (Call 03/15/43)	395	548,900
Credit Suisse USA Inc., 7.13%, 07/15/32	668	989,942
FMR LLC, 6.50%, 12/14/40(a)	500	736,917
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	7,045	7,163,112
Invesco Finance PLC, 5.38%, 11/30/43	326	400,134
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)	135	154,482
Jefferies Group LLC
6.25%, 01/15/36	330	385,112
6.50%, 01/20/43	260	302,924
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	1,195	1,209,335
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	550	681,175
Legg Mason Inc., 5.63%, 01/15/44	715	812,459
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	517	600,330
3.80%, 11/21/46 (Call 05/21/46)(b)	315	369,801
3.95%, 02/26/48 (Call 08/26/47)	350	422,090
Raymond James Financial Inc., 4.95%, 07/15/46	675	826,112
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	704	820,741

Security	Par (000)	Value

Diversified Financial Services (continued)
4.15%, 12/14/35 (Call 06/14/35)	$1,354	$1,647,960
4.30%, 12/14/45 (Call 06/14/45)	1,680	2,133,096
Western Union Co. (The)
6.20%, 11/17/36	455	497,254
6.20%, 06/21/40	105	115,220

		24,593,430

Electric — 12.2%
Abu Dhabi National Energy Co. PJSC
4.88%, 04/23/30(a)	800	923,000
6.50%, 10/27/36(a)	1,000	1,405,000
AEP Texas Inc., Series G, 4.15%, 05/01/49 (Call 11/01/48)	235	278,924
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)(b)	250	277,966
3.80%, 06/15/49 (Call 12/15/48)(b)	185	208,865
4.00%, 12/01/46 (Call 06/01/46)	515	601,015
4.25%, 09/15/48 (Call 03/15/48)	320	387,139
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)(b)	325	363,634
3.85%, 12/01/42	100	112,509
4.10%, 01/15/42	85	95,497
4.15%, 08/15/44 (Call 02/15/44)	302	353,130
4.30%, 01/02/46 (Call 07/02/45)	425	516,808
5.70%, 02/15/33	50	66,064
6.00%, 03/01/39	270	383,948
6.13%, 05/15/38	510	718,999
Series B, 3.70%, 12/01/47 (Call 06/01/47)	160	178,292
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	590	659,411
4.15%, 03/15/46 (Call 09/15/45)	410	490,125
4.30%, 07/01/44 (Call 01/01/44)	75	88,083
4.50%, 03/15/49 (Call 09/15/48)	353	447,738
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	231	275,128
4.45%, 06/01/45 (Call 12/01/44)	275	330,769
7.00%, 04/01/38	395	579,766
Series L, 5.80%, 10/01/35	197	252,219
Series P, 6.70%, 08/15/37	30	42,588
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	400	492,255
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)(b)	680	743,217
4.25%, 03/01/49 (Call 09/01/48)	110	130,764
4.35%, 11/15/45 (Call 05/15/45)	60	71,673
4.50%, 04/01/42 (Call 10/01/41)	401	482,535
5.05%, 09/01/41 (Call 03/01/41)	160	199,831
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	100	119,941
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (Call 02/15/46)	625	665,959
3.75%, 08/15/47 (Call 02/15/47)	50	55,645
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	940	1,044,157
4.45%, 01/15/49 (Call 07/15/48)(b)	701	857,172
4.50%, 02/01/45 (Call 08/01/44)	575	696,988
5.15%, 11/15/43 (Call 05/15/43)	446	583,366
5.95%, 05/15/37	1,105	1,544,034
6.13%, 04/01/36	1,962	2,774,060
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	150	167,678
4.35%, 05/01/33 (Call 02/01/33)	920	1,068,278
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	545	592,995

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 03/01/48 (Call 09/01/47)	$285	$332,411
4.50%, 04/01/44 (Call 10/01/43)	275	342,810
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	625	771,531
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	300	309,247
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	285	341,060
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (Call 08/15/30)(a)	100	114,364
5.95%, 12/15/36	270	350,860
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	650	760,192
4.88%, 03/01/44 (Call 09/01/43)	531	650,689
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	195	207,614
Comision Federal de Electricidad
5.75%, 02/14/42(a)	600	653,250
6.13%, 06/16/45(a)	400	457,625
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	205	227,918
3.70%, 03/01/45 (Call 09/01/44)	275	304,385
3.80%, 10/01/42 (Call 04/01/42)	200	223,102
4.00%, 03/01/48 (Call 09/01/47)	590	689,664
4.00%, 03/01/49 (Call 09/01/48)	960	1,129,845
4.35%, 11/15/45 (Call 05/15/45)	350	427,139
4.60%, 08/15/43 (Call 02/15/43)	150	186,904
4.70%, 01/15/44 (Call 04/15/43)	285	363,179
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	250	282,827
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	675	794,076
4.30%, 04/15/44 (Call 10/15/43)	265	324,678
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	955	1,060,929
3.95%, 03/01/43 (Call 09/01/42)	320	359,801
4.45%, 03/15/44 (Call 09/15/43)	1,109	1,329,575
4.50%, 12/01/45 (Call 06/01/45)	312	379,905
4.50%, 05/15/58 (Call 11/15/57)	325	393,170
4.63%, 12/01/54 (Call 06/01/54)	623	774,181
5.70%, 06/15/40	370	506,484
Series 05-A, 5.30%, 03/01/35	125	161,885
Series 06-A, 5.85%, 03/15/36	125	167,966
Series 06-B, 6.20%, 06/15/36	290	402,994
Series 06-E, 5.70%, 12/01/36(b)	90	119,774
Series 07-A, 6.30%, 08/15/37	125	177,165
Series 08-B, 6.75%, 04/01/38	425	634,694
Series 09-C, 5.50%, 12/01/39	300	402,925
Series 12-A, 4.20%, 03/15/42	58	67,283
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	300	335,274
Series A, 4.13%, 05/15/49 (Call 11/15/48)	525	613,518
Series C, 4.30%, 12/01/56 (Call 06/01/56)	280	331,595
Series E, 4.65%, 12/01/48 (Call 06/01/48)	235	295,496
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	200	208,612
3.95%, 05/15/43 (Call 11/15/42)	245	284,885
3.95%, 07/15/47 (Call 01/15/47)	250	292,894
4.05%, 05/15/48 (Call 11/15/47)	335	399,274
4.35%, 04/15/49 (Call 10/15/48)	335	420,992
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	280	318,025
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	293,554

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	$426	$505,205
7.00%, 06/15/38	280	399,492
Series A, 4.60%, 03/15/49 (Call 09/15/48)	500	598,350
Series B, 5.95%, 06/15/35	340	438,194
Series C, 4.05%, 09/15/42 (Call 03/15/42)	340	365,588
Series C, 4.90%, 08/01/41 (Call 02/01/41)	557	667,883
Series E, 6.30%, 03/15/33	206	272,398
Series F, 5.25%, 08/01/33	425	524,801
Dominion Energy South Carolina Inc.
4.35%, 02/01/42 (Call 08/01/41)	435	520,482
4.60%, 06/15/43 (Call 12/15/42)	381	470,669
5.10%, 06/01/65 (Call 12/01/64)	115	156,347
5.30%, 05/15/33	5	6,410
5.45%, 02/01/41 (Call 08/01/40)	280	372,241
6.05%, 01/15/38	313	434,518
6.63%, 02/01/32	110	154,292
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	215	240,039
3.70%, 06/01/46 (Call 12/01/45)	135	149,118
3.75%, 08/15/47 (Call 02/15/47)	175	198,773
3.95%, 03/01/49 (Call 09/01/48)	1,130	1,355,800
4.30%, 07/01/44 (Call 01/01/44)	298	362,532
Series A, 4.00%, 04/01/43 (Call 10/01/42)	225	261,300
Series A, 4.05%, 05/15/48 (Call 11/15/47)(b)	230	274,530
DTE Energy Co., 6.38%, 04/15/33	135	183,038
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	180	185,809
3.70%, 12/01/47 (Call 06/01/47)	340	378,195
3.75%, 06/01/45 (Call 12/01/44)	240	266,497
3.88%, 03/15/46 (Call 09/15/45)	275	314,211
3.95%, 03/15/48 (Call 09/15/47)	660	762,715
4.00%, 09/30/42 (Call 03/30/42)	325	370,881
4.25%, 12/15/41 (Call 06/15/41)	400	471,466
5.30%, 02/15/40	440	582,003
6.00%, 01/15/38	172	240,141
6.05%, 04/15/38	335	474,339
6.10%, 06/01/37	135	189,033
6.45%, 10/15/32	196	276,253
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	848	889,818
4.20%, 06/15/49 (Call 12/15/48)	505	576,104
4.80%, 12/15/45 (Call 06/15/45)	491	598,459
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	280	297,654
3.85%, 11/15/42 (Call 05/15/42)	305	341,348
4.20%, 07/15/48 (Call 01/15/48)	25	29,985
5.65%, 04/01/40	150	206,341
6.35%, 09/15/37	700	1,019,475
6.40%, 06/15/38.	1,160	1,742,272
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	145	160,853
6.12%, 10/15/35	250	350,511
6.35%, 08/15/38	136	203,141
6.45%, 04/01/39	150	226,603
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	125	144,542
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	90	116,019
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	10	11,089
4.30%, 02/01/49 (Call 08/01/48)	745	913,065

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	$470	$512,242
3.70%, 10/15/46 (Call 04/15/46)(b)	380	420,839
4.10%, 05/15/42 (Call 11/15/41)	310	361,457
4.10%, 03/15/43 (Call 09/15/42)	261	302,995
4.15%, 12/01/44 (Call 06/01/44)	290	340,067
4.20%, 08/15/45 (Call 02/15/45)	320	377,617
4.38%, 03/30/44 (Call 09/30/43)	150	180,737
6.30%, 04/01/38	275	401,337
E.ON International Finance BV, 6.65%, 04/30/38(a)	450	626,074
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	100	120,200
6.00%, 05/15/35	150	190,387
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	840	963,542
4.88%, 09/21/38 (Call 03/21/38)(a)	1,100	1,301,923
4.88%, 01/22/44(a)	1,125	1,333,428
4.95%, 10/13/45 (Call 04/13/45)(a)	370	447,399
5.00%, 09/21/48 (Call 03/21/48)(a)	1,265	1,545,141
5.25%, 10/13/55 (Call 04/13/55)(a)	80	97,832
5.60%, 01/27/40(a)	75	95,838
6.00%, 01/22/14(a)	180	227,647
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	1,030	1,220,506
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)	400	465,000
Enel Finance International NV
4.75%, 05/25/47(a)	1,425	1,551,782
6.00%, 10/07/39(a)(b)	575	710,921
Entergy Arkansas LLC
4.20%, 04/01/49 (Call 10/01/48)	140	168,909
4.95%, 12/15/44 (Call 12/15/24)	20	21,719
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	370	390,346
4.00%, 03/15/33 (Call 12/15/32)(b)	815	945,492
4.20%, 09/01/48 (Call 03/01/48)	580	703,134
4.20%, 04/01/50 (Call 10/01/49)	175	213,194
4.95%, 01/15/45 (Call 01/15/25)	100	108,574
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	300	343,133
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	755	873,743
4.95%, 06/15/35 (Call 12/15/34)	285	335,741
5.10%, 06/15/45 (Call 12/15/44)	289	362,567
5.63%, 06/15/35	460	580,175
7.60%, 04/01/32	80	111,758
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	700	841,694
5.75%, 10/01/41 (Call 04/01/41)	110	131,001
6.25%, 10/01/39(b)	580	745,243
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	1,370	1,674,880
Series C, 7.38%, 11/15/31	1,137	1,629,808
FirstEnergy Transmission LLC, 4.55%, 04/01/49 (Call 10/01/48)(a)	230	275,091
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	580	656,907
3.80%, 12/15/42 (Call 06/15/42)	250	284,166
3.95%, 03/01/48 (Call 09/01/47)	845	997,914
3.99%, 03/01/49 (Call 09/01/48)	1,010	1,207,445
4.05%, 06/01/42 (Call 12/01/41)	535	629,849
4.05%, 10/01/44 (Call 04/01/44)	285	337,239
4.13%, 02/01/42 (Call 08/01/41)	310	369,211

Security	Par (000)	Value

Electric (continued)
4.13%, 06/01/48 (Call 12/01/47)	$467	$567,179
4.95%, 06/01/35	200	249,100
5.25%, 02/01/41 (Call 08/01/40)	200	268,560
5.65%, 02/01/37	146	198,475
5.69%, 03/01/40	149	208,873
5.95%, 02/01/38	670	960,333
5.96%, 04/01/39	100	143,947
Georgia Power Co.
4.30%, 03/15/42	1,120	1,272,078
4.30%, 03/15/43	296	335,222
5.40%, 06/01/40	75	92,340
Series 10-C, 4.75%, 09/01/40	338	400,304
Iberdrola International BV, 6.75%, 07/15/36	150	211,367
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	245	296,869
6.05%, 03/15/37	105	144,099
Series K, 4.55%, 03/15/46 (Call 09/15/45)(b)	270	332,811
Series L, 3.75%, 07/01/47 (Call 01/01/47)	150	165,423
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	435	478,215
4.70%, 10/15/43 (Call 04/15/43)	143	173,749
6.25%, 07/15/39	80	109,843
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	75	96,502
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	30	36,259
4.20%, 03/15/48 (Call 09/15/47)	260	311,630
5.30%, 10/01/41 (Call 04/01/41)	255	333,869
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	300	355,229
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	315	382,917
5.13%, 11/01/40 (Call 05/01/40)	631	820,246
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	50	61,469
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	350	425,711
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	400	448,123
3.95%, 08/01/47 (Call 02/01/47)	95	111,313
4.25%, 05/01/46 (Call 11/01/45)	111	135,126
4.25%, 07/15/49 (Call 01/15/49)	296	364,111
4.40%, 10/15/44 (Call 04/15/44)	400	492,789
4.80%, 09/15/43 (Call 03/15/43)	250	320,107
5.75%, 11/01/35	46	62,147
6.75%, 12/30/31	36	50,982
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	500	556,719
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	425	469,920
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	405	547,851
Narragansett Electric Co. (The), 4.17%, 12/10/42(a)	50	55,608
National Grid USA, 5.80%, 04/01/35	455	567,887
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)(b)	175	205,610
4.30%, 03/15/49 (Call 09/15/48)	945	1,165,582
4.40%, 11/01/48 (Call 05/01/48)	200	249,093
Series C, 8.00%, 03/01/32	496	754,916
Nevada Power Co.
Series N, 6.65%, 04/01/36	300	429,734
Series R, 6.75%, 07/01/37	195	290,056
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(b)	900	999,926

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)(b)	$510	$553,420
3.60%, 05/15/46 (Call 11/15/45)	75	83,649
4.00%, 08/15/45 (Call 02/15/45)	90	104,714
4.13%, 05/15/44 (Call 11/15/43)(b)	7	8,369
4.85%, 08/15/40 (Call 02/15/40)	25	31,281
5.35%, 11/01/39	105	142,207
6.25%, 06/01/36	331	476,438
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	896	1,032,575
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	110	133,415
5.50%, 03/15/40	346	471,993
Oglethorpe Power Corp.
4.20%, 12/01/42	300	327,988
4.25%, 04/01/46 (Call 10/01/45)	105	112,158
4.55%, 06/01/44	530	586,693
5.05%, 10/01/48 (Call 04/01/48)	310	386,284
5.25%, 09/01/50	160	207,812
5.38%, 11/01/40	445	562,479
5.95%, 11/01/39	220	294,287
Ohio Edison Co.
6.88%, 07/15/36	300	428,234
8.25%, 10/15/38	65	107,337
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	250	291,470
4.15%, 04/01/48 (Call 10/01/47)	130	155,918
Series D, 6.60%, 03/01/33	190	267,891
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	630	668,983
3.85%, 08/15/47 (Call 02/15/47)	270	300,980
4.15%, 04/01/47 (Call 10/01/46)(b)	405	468,623
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	250	283,614
3.80%, 09/30/47 (Call 03/30/47)	325	374,379
3.80%, 06/01/49 (Call 12/01/48)(a)	375	436,597
4.10%, 11/15/48 (Call 05/15/48)	175	211,975
4.55%, 12/01/41 (Call 06/01/41)	235	292,071
5.25%, 09/30/40(b)	305	414,187
5.30%, 06/01/42 (Call 12/01/41)	490	665,138
7.25%, 01/15/33	185	279,314
7.50%, 09/01/38	60	99,488
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	235	272,944
4.13%, 01/15/49 (Call 07/15/48)(b)	635	757,651
4.15%, 02/15/50 (Call 08/15/49)	700	840,835
5.75%, 04/01/37	40	54,064
6.00%, 01/15/39	660	944,949
6.10%, 08/01/36	780	1,080,869
6.25%, 10/15/37	65	93,283
6.35%, 07/15/38	180	261,389
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	515	594,508
4.15%, 10/01/44 (Call 04/01/44)	240	285,480
4.80%, 10/15/43 (Call 04/15/43)	150	187,163
5.95%, 10/01/36	111	152,809
Pennsylvania Electric Co., 6.15%, 10/01/38	75	99,449
Perusahaan Listrik Negara PT
4.88%, 07/17/49(a)	800	891,000
6.15%, 05/21/48(a)	1,000	1,296,250
6.25%, 01/25/49(a)(b)	500	657,500

Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$346	$406,686
6.50%, 11/15/37	180	263,227
7.90%, 12/15/38	75	119,358
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	545	575,642
4.70%, 06/01/43 (Call 12/01/42)	600	688,213
5.00%, 03/15/44 (Call 09/15/43)	430	517,424
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	345	397,720
4.13%, 06/15/44 (Call 12/15/43)	150	175,211
4.15%, 06/15/48 (Call 12/15/47)	305	364,137
6.25%, 05/15/39	315	459,042
Progress Energy Inc.
6.00%, 12/01/39	175	237,391
7.00%, 10/30/31	310	433,850
7.75%, 03/01/31	349	504,918
PSEG Power LLC, 8.63%, 04/15/31	520	736,531
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	260	280,741
3.60%, 09/15/42 (Call 03/15/42)	250	274,252
3.80%, 06/15/47 (Call 12/15/46)	300	341,655
3.95%, 03/15/43 (Call 09/15/42)	125	141,178
4.05%, 09/15/49 (Call 03/15/49)	805	967,247
4.10%, 06/15/48 (Call 12/15/47)	350	420,616
4.30%, 03/15/44 (Call 09/15/43)	205	248,879
4.75%, 08/15/41 (Call 02/15/41)	5	6,184
6.50%, 08/01/38	150	224,319
Series 17, 6.25%, 09/01/37	205	294,833
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	500	521,722
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	650	727,611
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	50	70,683
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)	325	338,758
3.60%, 12/01/47 (Call 06/01/47)	415	458,034
3.65%, 09/01/42 (Call 03/01/42)	235	259,708
3.80%, 03/01/46 (Call 09/01/45)	633	719,797
3.85%, 05/01/49 (Call 11/01/48)	100	116,149
3.95%, 05/01/42 (Call 11/01/41)	560	637,457
4.05%, 05/01/48 (Call 11/01/47)	155	183,700
4.15%, 11/01/45 (Call 05/01/45)	25	29,400
5.50%, 03/01/40	50	67,700
5.80%, 05/01/37	225	306,618
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	1,000	1,032,222
4.30%, 05/20/45 (Call 11/20/44)	321	384,502
4.43%, 11/15/41 (Call 05/15/41)	345	400,226
5.64%, 04/15/41 (Call 10/15/40)	235	318,443
5.76%, 10/01/39	225	312,453
5.80%, 03/15/40	56	77,692
6.27%, 03/15/37	285	403,399
San Diego Gas & Electric Co.
3.95%, 11/15/41	60	64,178
4.15%, 05/15/48 (Call 11/15/47)	465	545,518
4.50%, 08/15/40	395	469,110
6.00%, 06/01/39	163	219,457
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	279	305,997
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,200	1,482,000

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	$1,541	$1,616,884
4.00%, 02/01/48 (Call 08/01/47)	984	1,068,211
6.00%, 10/15/39	400	523,597
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	486	529,810
4.05%, 03/15/42 (Call 09/15/41)	130	140,423
4.50%, 09/01/40 (Call 03/01/40)	423	483,158
4.65%, 10/01/43 (Call 04/01/43)	799	946,568
5.50%, 03/15/40	227	288,629
5.63%, 02/01/36	275	342,076
6.00%, 01/15/34	363	455,460
6.05%, 03/15/39(b)	370	491,163
Series 04-G, 5.75%, 04/01/35	105	132,614
Series 05-B, 5.55%, 01/15/36	385	463,389
Series 05-E, 5.35%, 07/15/35	385	466,729
Series 06-E, 5.55%, 01/15/37(b)	350	439,486
Series 08-A, 5.95%, 02/01/38(b)	475	623,232
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	365	387,833
Series B, 4.88%, 03/01/49 (Call 09/01/48)	400	496,844
Series C, 3.60%, 02/01/45 (Call 08/01/44)	255	265,133
Series C, 4.13%, 03/01/48 (Call 09/01/47)	463	517,651
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	1,207	1,333,278
4.40%, 07/01/46 (Call 01/01/46)	905	1,021,753
Southern Power Co.
5.15%, 09/15/41	560	646,293
5.25%, 07/15/43	225	264,249
Series F, 4.95%, 12/15/46 (Call 06/15/46)	170	193,160
Southwestern Electric Power Co.
6.20%, 03/15/40	445	620,225
Series J, 3.90%, 04/01/45 (Call 10/01/44)	970	1,039,503
Series L, 3.85%, 02/01/48 (Call 08/01/47)	315	343,443
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	535	569,689
3.70%, 08/15/47 (Call 02/15/47)	320	357,472
4.50%, 08/15/41 (Call 02/15/41)	130	158,001
6.00%, 10/01/36	30	39,054
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	255	319,200
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)(b)	500	590,000
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	115	125,043
4.10%, 06/15/42 (Call 12/15/41)	235	270,245
4.20%, 05/15/45 (Call 11/15/44)	350	403,875
4.35%, 05/15/44 (Call 11/15/43)	200	239,215
4.45%, 06/15/49 (Call 12/15/48)	275	343,982
Toledo Edison Co. (The), 6.15%, 05/15/37(b)	335	463,088
Tri-State Generation & Transmission Association Inc., 4.25%, 06/01/46 (Call 12/01/45)	55	61,810
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	200	258,989
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	865	986,334
4.00%, 04/01/48 (Call 10/01/47)(b)	500	586,221
8.45%, 03/15/39	161	270,469
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	316	357,957
4.45%, 02/15/44 (Call 08/15/43)	510	615,315
4.60%, 12/01/48 (Call 06/01/48)	440	551,956

Security	Par (000)	Value

Electric (continued)
6.35%, 11/30/37	$25	$35,404
8.88%, 11/15/38	300	517,381
Series A, 6.00%, 05/15/37	100	136,874
Series B, 4.20%, 05/15/45 (Call 11/15/44)	7	8,191
Series B, 6.00%, 01/15/36	250	338,323
Series C, 4.00%, 11/15/46 (Call 05/15/46)	385	439,044
Series D, 4.65%, 08/15/43 (Call 02/15/43)	206	253,569
Westar Energy Inc.
3.25%, 09/01/49 (Call 03/01/49)	125	129,111
4.10%, 04/01/43 (Call 10/01/42)	55	63,511
4.13%, 03/01/42 (Call 09/01/41)(b)	325	380,440
4.25%, 12/01/45 (Call 06/01/45)	355	426,357
4.63%, 09/01/43 (Call 03/01/43)	195	239,468
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	370	450,343
5.70%, 12/01/36	5	6,715
Wisconsin Power & Light Co., 6.38%, 08/15/37	380	552,723
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	1,000	1,042,527
4.75%, 11/01/44 (Call 05/01/44)	215	273,157
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	200	236,953
6.50%, 07/01/36	225	312,777

		179,815,739

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	460	504,736
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)(b)	375	441,892
Tyco Electronics Group SA, 7.13%, 10/01/37	200	285,765

		1,232,393

Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	1,708	1,708,000

Environmental Control — 0.1%
Republic Services Inc., 5.70%, 05/15/41 (Call 11/15/40)	30	40,838
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	260	288,524
4.00%, 07/15/39 (Call 01/15/39)	455	525,287
4.10%, 03/01/45 (Call 09/01/44)	505	595,078
4.15%, 07/15/49 (Call 01/15/49)	275	327,286

		1,777,013

Food — 2.1%
Campbell Soup Co.
3.80%, 08/02/42	486	466,896
4.80%, 03/15/48 (Call 09/15/47)(b)	665	748,385
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	931	1,089,923
5.40%, 11/01/48 (Call 05/01/48)	820	975,901
8.25%, 09/15/30	150	213,511
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	30	32,495
4.55%, 04/17/38 (Call 10/17/37)	455	525,153
4.70%, 04/17/48 (Call 10/17/47)(b)	435	514,812
5.40%, 06/15/40	275	342,254
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(a)	200	222,375
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	200	220,124
Ingredion Inc., 6.63%, 04/15/37	200	265,223

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
4.25%, 03/15/35	$595	$648,587
4.38%, 03/15/45	200	216,946
Kellogg Co.
4.50%, 04/01/46(b)	380	428,078
Series B, 7.45%, 04/01/31(b)	711	1,000,908
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	252	319,567
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	2,104	2,021,130
5.00%, 07/15/35 (Call 01/15/35)	840	898,554
5.00%, 06/04/42	845	871,418
5.20%, 07/15/45 (Call 01/15/45)	1,092	1,151,742
6.50%, 02/09/40	660	782,373
6.75%, 03/15/32	275	341,943
6.88%, 01/26/39	1,035	1,264,393
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	605	579,357
4.45%, 02/01/47 (Call 08/01/46)(b)	420	439,313
4.65%, 01/15/48 (Call 07/15/47)	480	514,957
5.00%, 04/15/42 (Call 10/15/41)	475	522,726
5.15%, 08/01/43 (Call 02/01/43)	195	217,466
5.40%, 07/15/40 (Call 01/15/40)	450	508,772
5.40%, 01/15/49 (Call 07/15/48)	215	256,536
6.90%, 04/15/38	265	348,061
7.50%, 04/01/31	305	420,032
Mars Inc.
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	275	293,353
3.60%, 04/01/34 (Call 01/01/34)(a)(b)	30	33,672
3.88%, 04/01/39 (Call 10/01/38)(a)	375	427,665
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	675	773,856
3.95%, 04/01/49 (Call 10/01/48)(a)	750	869,405
4.13%, 04/01/54 (Call 10/01/53)(a)	475	559,849
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	275	331,627
McCormick &Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)(b)	100	113,825
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	625	743,558
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)(b)	1,330	1,563,665
4.00%, 09/24/48 (Call 03/24/48)(a)	915	1,098,937
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)(b)	420	503,365
4.50%, 04/01/46 (Call 10/01/45)	421	498,576
4.85%, 10/01/45 (Call 04/01/45)	235	293,126
5.38%, 09/21/35(b)	150	189,600
Tesco PLC, 6.15%, 11/15/37(a)	300	352,432
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	305	351,095
4.88%, 08/15/34 (Call 02/15/34)	430	515,813
5.10%, 09/28/48 (Call 03/28/48)	1,039	1,293,647
5.15%, 08/15/44 (Call 02/15/44)	535	652,452

		30,829,429

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	200	223,875
Domtar Corp., 6.75%, 02/15/44 (Call 08/15/43)	510	574,164
Georgia-Pacific LLC
7.75%, 11/15/29	275	401,435
8.88%, 05/15/31	424	684,778

Security	Par (000)	Value

Forest Products & Paper (continued)
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	$815	$862,797
4.40%, 08/15/47 (Call 02/15/47)	855	911,346
4.80%, 06/15/44 (Call 12/15/43)	700	767,440
5.00%, 09/15/35 (Call 03/15/35)	345	405,974
5.15%, 05/15/46 (Call 11/15/45)	385	445,197
6.00%, 11/15/41 (Call 05/15/41)	375	465,937
7.30%, 11/15/39	485	677,722
8.70%, 06/15/38	75	111,978
Stora Enso OYJ, 7.25%, 04/15/36(a)	460	539,925
Suzano Austria GmbH
5.00%, 01/15/30 (Call 11/15/29)	400	412,000
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	400	464,048

		7,948,616

Gas — 1.1%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	465	542,788
4.13%, 03/15/49 (Call 09/15/48)	240	289,482
4.15%, 01/15/43 (Call 07/15/42)	255	296,619
4.30%, 10/01/48 (Call 04/01/48)	200	245,116
5.50%, 06/15/41 (Call 12/15/40)	5	6,706
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	1,000	1,194,764
4.49%, 03/04/49 (Call 09/04/48)(a)	425	528,449
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	215	241,669
5.85%, 01/15/41 (Call 07/15/40)	235	316,296
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)	250	305,965
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	880	1,066,932
4.80%, 11/01/43 (Call 05/01/43)	115	141,702
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	250	340,351
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	340	525,854
Nakilat Inc., 6.07%, 12/31/33(a)	600	735,000
NiSource Inc.
3.95%, 03/30/48 (Call 12/30/47)(b)	245	268,139
4.38%, 05/15/47 (Call 11/15/46)	700	806,314
4.80%, 02/15/44 (Call 08/15/43)	983	1,178,671
5.25%, 02/15/43 (Call 08/15/42)	522	645,326
5.65%, 02/01/45 (Call 08/01/44)	586	776,234
5.80%, 02/01/42 (Call 08/01/41)	150	196,780
5.95%, 06/15/41 (Call 12/15/40)	235	313,914
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)(b)	335	421,851
4.66%, 02/01/44 (Call 08/01/43)	410	512,217
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	70	74,422
4.10%, 09/18/34 (Call 03/18/34)	50	56,567
4.65%, 08/01/43 (Call 02/01/43)	153	187,528
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	155	171,685
3.95%, 02/15/50 (Call 08/15/49)	150	173,676
4.45%, 03/15/44 (Call 09/15/43)(b)	470	557,143
5.13%, 11/15/40	80	103,371
Series UU, 4.13%, 06/01/48 (Call 12/01/47)(b)	280	332,347
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	185	224,989
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	250	268,288
4.40%, 06/01/43 (Call 12/01/42)	256	290,654
4.40%, 05/30/47 (Call 11/30/46)	145	165,241

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.88%, 03/15/41 (Call 09/15/40)	$517	$676,904
6.00%, 10/01/34	400	526,479
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	160	174,697
4.15%, 06/01/49 (Call 12/01/48)	325	374,159
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	100	119,357

		16,374,646

Hand & Machine Tools — 0.1%
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	300	358,788
Stanley Black & Decker Inc.
4.85%, 11/15/48 (Call 05/15/48)	150	193,778
5.20%, 09/01/40	235	300,139

		852,705

Health Care – Products — 1.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	1,770	2,217,928
4.75%, 04/15/43 (Call 10/15/42)	370	462,294
4.90%, 11/30/46 (Call 05/30/46)	2,415	3,227,093
5.30%, 05/27/40	290	381,561
6.00%, 04/01/39	200	280,683
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)(b)	873	890,928
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	1,065	1,287,879
4.69%, 12/15/44 (Call 06/15/44)	629	747,885
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)(b)	315	377,992
4.70%, 03/01/49 (Call 09/01/48)	1,275	1,580,797
7.00%, 11/15/35	130	183,413
7.38%, 01/15/40	270	414,975
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	370	447,491
Koninklijke Philips NV, 5.00%, 03/15/42(b)	930	1,160,659
Medtronic Inc.
4.38%, 03/15/35	1,670	2,029,106
4.63%, 03/15/45	1,611	2,093,456
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	475	543,225
4.38%, 05/15/44 (Call 12/15/43)	75	88,868
4.63%, 03/15/46 (Call 09/15/45)(b)	940	1,176,623
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	681	784,258
5.30%, 02/01/44 (Call 08/01/43)	442	576,723
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)(b)	465	473,791
4.45%, 08/15/45 (Call 07/15/45)	100	108,762
5.75%, 11/30/39	200	241,245

		21,777,635

Health Care – Services — 2.7%
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	75	93,476
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	205	206,429
4.13%, 11/15/42 (Call 05/15/42)	535	553,519
4.50%, 05/15/42 (Call 11/15/41)	475	513,827
4.75%, 03/15/44 (Call 09/15/43)	840	936,183
6.63%, 06/15/36	340	450,607
6.75%, 12/15/37	410	554,954
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	855	958,828
4.55%, 03/01/48 (Call 09/01/47)	465	537,070

Security	Par (000)	Value

Health Care – Services (continued)
4.63%, 05/15/42	$657	$748,261
4.65%, 01/15/43	1,019	1,160,237
4.65%, 08/15/44 (Call 02/15/44)	565	650,563
4.85%, 08/15/54 (Call 02/15/54)	275	318,698
5.10%, 01/15/44	795	963,104
Ascension Health
3.95%, 11/15/46	1,018	1,221,850
4.85%, 11/15/53	21	28,870
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	350	410,496
4.19%, 11/15/45 (Call 05/15/45)	201	245,466
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	1,047	1,072,822
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	500	519,211
4.35%, 11/01/42	575	626,462
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	230	278,957
Dignity Health
4.50%, 11/01/42	180	196,831
5.27%, 11/01/64	115	145,652
Hackensack Meridian Health Inc., 4.21%, 07/01/48 (Call 01/01/48)	75	91,804
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)	1,505	1,661,671
5.25%, 06/15/49 (Call 12/15/48)(b)	1,045	1,166,630
5.50%, 06/15/47 (Call 12/15/46)(b)	815	936,128
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	125	130,466
4.63%, 12/01/42 (Call 06/01/42)(b)	430	493,398
4.80%, 03/15/47 (Call 09/14/46)	215	252,593
4.95%, 10/01/44 (Call 04/01/44)	400	476,245
8.15%, 06/15/38	50	75,355
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	100	122,196
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	60	71,562
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	1,455	1,793,945
4.88%, 04/01/42	100	132,278
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	620	704,459
Mayo Clinic, Series 2013, 4.00%, 11/15/47	11	13,239
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	25	31,211
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(b)	325	404,567
Series 2015, 4.20%, 07/01/55	250	318,461
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	195	233,926
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	205	233,392
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	51	61,452
4.06%, 08/01/56	400	482,963
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	830	932,330
4.26%, 11/01/47 (Call 11/01/46)	210	245,177
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	25	35,634
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	250	285,687

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	$197	$223,508
Roche Holdings Inc., 4.00%, 11/28/44 (Call 05/28/44)(a)	200	244,325
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	25	31,995
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	375	445,378
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	185	221,087
Texas Health Resources, 4.33%, 11/15/55	9	11,464
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	115	137,134
6.02%, 11/15/48	525	662,198
UnitedHealth Group Inc.
3.70%, 08/15/49 (Call 02/15/49)	685	751,100
3.75%, 10/15/47 (Call 04/15/47)	515	563,431
3.88%, 08/15/59 (Call 02/15/59)	865	957,143
3.95%, 10/15/42 (Call 04/15/42)	557	620,643
4.20%, 01/15/47 (Call 07/15/46)	450	527,140
4.25%, 03/15/43 (Call 09/15/42)	705	815,725
4.25%, 04/15/47 (Call 10/15/46)	430	504,381
4.25%, 06/15/48 (Call 12/15/47)	917	1,076,658
4.38%, 03/15/42 (Call 09/15/41)	350	410,774
4.45%, 12/15/48 (Call 06/15/48)	440	534,036
4.63%, 07/15/35	1,249	1,533,614
4.63%, 11/15/41 (Call 05/15/41)	225	273,448
4.75%, 07/15/45	880	1,098,469
5.70%, 10/15/40 (Call 04/15/40)	225	307,743
5.80%, 03/15/36	340	468,015
5.95%, 02/15/41 (Call 08/15/40)	350	490,480
6.50%, 06/15/37	400	580,402
6.63%, 11/15/37	386	569,068
6.88%, 02/15/38	843	1,271,552
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	100	129,481

		40,239,534

Holding Companies – Diversified — 0.0%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	152,000

Home Furnishings — 0.1%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(b)	555	588,270
5.15%, 03/01/43	200	221,854

		810,124

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)(b)	530	553,639
3.90%, 05/04/47 (Call 11/04/46)	310	363,254
5.30%, 03/01/41	31	42,272
6.63%, 08/01/37	330	498,145

		1,457,310

Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	550	588,730
5.50%, 04/01/46 (Call 10/01/45)	258	279,696

		868,426

Insurance — 5.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	147,000
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	285	319,125

Security	Par (000)	Value

Insurance (continued)
4.75%, 01/15/49 (Call 07/15/48)	$610	$766,515
6.45%, 08/15/40	120	169,583
AIA Group Ltd., 4.50%, 03/16/46 (Call 09/16/45)(a)	200	248,750
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	75	106,253
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	140	166,202
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	695	801,880
4.20%, 12/15/46 (Call 06/15/46)(b)	445	540,135
4.50%, 06/15/43	435	542,349
5.35%, 06/01/33(b)	273	353,564
5.55%, 05/09/35	376	495,571
5.95%, 04/01/36(b)	150	209,253
6.50%, 05/15/67 (Call 05/15/37)(c)	195	227,663
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	340	373,834
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,011	1,072,825
4.38%, 01/15/55 (Call 07/15/54)	700	762,289
4.50%, 07/16/44 (Call 01/16/44)	1,078	1,231,366
4.70%, 07/10/35 (Call 01/10/35)	275	316,020
4.75%, 04/01/48 (Call 10/01/47)	815	971,047
4.80%, 07/10/45 (Call 01/10/45)	1,075	1,279,588
6.25%, 05/01/36	355	473,689
8.18%, 05/15/68 (Call 05/15/38)(b)(c)	150	201,000
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	670	785,166
4.75%, 05/15/45 (Call 11/15/44)(b)	361	436,563
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	245	312,448
Arch Capital Group Ltd., 7.35%, 05/01/34	270	400,056
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	270	343,405
Assurant Inc., 6.75%, 02/15/34	48	60,328
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	990	1,079,673
AXA SA, 8.60%, 12/15/30	800	1,164,000
AXIS Specialty Finance PLC, 5.15%, 04/01/45	125	140,469
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	975	1,171,069
4.25%, 01/15/49 (Call 07/15/48)	1,387	1,683,395
4.30%, 05/15/43	633	757,540
4.40%, 05/15/42	1,190	1,450,872
5.75%, 01/15/40(b)	470	673,127
Berkshire Hathaway Inc., 4.50%, 02/11/43	655	823,638
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	1,045	940,611
Chubb Corp. (The), 6.00%, 05/11/37	210	297,270
Chubb INA Holdings Inc.
4.15%, 03/13/43(b)	250	305,344
4.35%, 11/03/45 (Call 05/03/45)	860	1,085,430
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	215	251,087
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)(c)	315	374,078
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(c)	300	319,125
Guardian Life Insurance Co. of America (The)
4.85%, 01/24/77(a)(b)	200	259,063
4.88%, 06/19/64(a)	240	318,607
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 02/15/49)(a)(c)	550	676,170
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	195	203,455
4.30%, 04/15/43	104	117,227

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.40%, 03/15/48 (Call 09/15/47)	$400	$466,736
5.95%, 10/15/36	265	349,526
6.10%, 10/01/41	250	343,984
6.63%, 03/30/40	380	534,731
Liberty Mutual Group Inc.
4.50%, 06/15/49 (Call 12/15/48)(a)	517	594,432
4.85%, 08/01/44(a)	950	1,143,636
6.50%, 03/15/35(a)(b)	300	399,477
6.50%, 05/01/42(a)(b)	95	135,266
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)	70	107,705
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)(b)	720	809,036
6.30%, 10/09/37	116	155,274
7.00%, 06/15/40	585	851,742
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	275	308,975
6.00%, 02/01/35	150	197,671
Manulife Financial Corp., 5.38%, 03/04/46	630	850,456
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)(b)	115	125,149
5.00%, 04/05/46	510	607,047
5.00%, 05/20/49 (Call 11/20/48)	325	392,550
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)(b)	385	450,630
4.35%, 01/30/47 (Call 07/30/46)	527	628,992
4.75%, 03/15/39 (Call 09/15/38)	30	37,546
4.90%, 03/15/49 (Call 09/15/48)	765	990,904
5.88%, 08/01/33	75	99,640
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65(a)	500	610,372
4.90%, 04/01/77(a)	105	137,843
5.38%, 12/01/41(a)	25	32,478
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	155	201,251
MetLife Inc.
4.05%, 03/01/45(b)	781	894,094
4.13%, 08/13/42	881	1,010,462
4.60%, 05/13/46 (Call 12/13/45)(b)	310	385,660
4.88%, 11/13/43	910	1,154,391
5.70%, 06/15/35	425	582,662
5.88%, 02/06/41	565	786,802
6.38%, 06/15/34	415	592,584
6.40%, 12/15/66 (Call 12/15/31)	828	966,119
6.50%, 12/15/32	530	749,263
9.25%, 04/08/38 (Call 04/08/33)(a)(b)	125	177,500
10.75%, 08/01/69 (Call 08/01/34)	96	154,560
Series N, 4.72%, 12/15/44	870	1,084,090
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	75	101,428
Nationwide Financial Services Inc., 5.30%, 11/18/44(a)	300	371,701
Nationwide Mutual Insurance Co.
8.25%, 12/01/31(a)	200	299,148
9.38%, 08/15/39(a)	360	623,208
New York Life Insurance Co.
4.45%, 05/15/69 (Call 11/15/68)(a)(b)	250	305,140
5.88%, 05/15/33(a)	1,410	1,918,513
6.75%, 11/15/39(a)(b)	605	925,115
Northwestern Mutual Life Insurance Co. (The)
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	400	450,968
6.06%, 03/30/40(a)(b)	1,200	1,716,837
Ohio National Financial Services Inc., 6.63%, 05/01/31(a)	50	59,291
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)	300	389,865

Security	Par (000)	Value

Insurance (continued)
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(c)	$700	$752,500
Principal Financial Group Inc.
4.35%, 05/15/43(b)	325	373,502
4.63%, 09/15/42	40	47,913
6.05%, 10/15/36	191	259,703
Progressive Corp. (The)
3.70%, 01/26/45	185	207,629
4.13%, 04/15/47 (Call 10/15/46)	383	460,238
4.20%, 03/15/48 (Call 09/15/47)	890	1,083,375
4.35%, 04/25/44	171	208,271
6.25%, 12/01/32	220	306,295
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	509	566,553
3.94%, 12/07/49 (Call 06/07/49)	660	735,134
4.35%, 02/25/50 (Call 08/25/49)	654	780,710
4.42%, 03/27/48 (Call 09/27/47)	450	535,485
4.60%, 05/15/44	1,000	1,233,763
5.70%, 12/14/36	695	929,590
6.63%, 06/21/40	150	221,260
Series D, 6.63%, 12/01/37	50	72,109
Securian Financial Group Inc., 4.80%, 04/15/48(a)	315	381,195
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	230	278,187
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	1,675	1,959,365
4.90%, 09/15/44(a)	641	806,421
6.85%, 12/16/39(a)	60	90,499
Transatlantic Holdings Inc., 8.00%, 11/30/39	170	256,167
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	285	320,676
4.00%, 05/30/47 (Call 11/30/46)	497	586,226
4.05%, 03/07/48 (Call 09/07/47)	450	536,690
4.10%, 03/04/49 (Call 09/04/48)(b)	550	660,567
4.30%, 08/25/45 (Call 02/25/45)	340	413,069
4.60%, 08/01/43	91	114,593
5.35%, 11/01/40	638	869,517
6.25%, 06/15/37	625	905,859
6.75%, 06/20/36	470	704,437
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	351,628
Unum Group, 5.75%, 08/15/42(b)	260	322,722
Voya Financial Inc.
4.80%, 06/15/46	100	118,283
5.70%, 07/15/43	235	306,235
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	200	261,857
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)(b)	150	191,044
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	255	307,911
WR Berkley Corp., 4.75%, 08/01/44	210	249,621
XLIT Ltd., 5.50%, 03/31/45(b)	861	1,110,144

		76,344,110

Internet — 0.9%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	725	791,881
4.20%, 12/06/47 (Call 06/06/47)	1,025	1,175,867
4.40%, 12/06/57 (Call 06/06/57)	235	279,584
4.50%, 11/28/34 (Call 05/28/34)	560	642,796
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	1,537	1,792,972

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.05%, 08/22/47 (Call 02/22/47)(b)	$2,313	$2,837,345
4.25%, 08/22/57 (Call 02/22/57)	1,200	1,527,962
4.80%, 12/05/34 (Call 06/05/34)	1,680	2,133,347
4.95%, 12/05/44 (Call 06/05/44)	965	1,294,268
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	807	798,464
Tencent Holdings Ltd., 3.93%, 01/19/38 (Call 07/19/37)(a)	475	515,151

		13,789,637

Iron & Steel — 0.4%
ArcelorMittal
6.75%, 03/01/41	60	70,564
7.00%, 10/15/39	430	514,403
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	60	70,713
5.20%, 08/01/43 (Call 02/01/43)	694	885,871
6.40%, 12/01/37	265	374,872
Vale Overseas Ltd.
6.88%, 11/21/36	895	1,117,911
6.88%, 11/10/39	935	1,177,223
8.25%, 01/17/34	420	566,738
Vale SA, 5.63%, 09/11/42	405	453,347

		5,231,642

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	225	238,290

Lodging — 0.0%
Marriott International Inc./MD, 4.50%, 10/01/34 (Call 04/01/34)	100	112,492

Machinery — 0.4%
ABB Finance USA Inc., 4.38%, 05/08/42	412	516,885
Caterpillar Inc.
3.80%, 08/15/42	885	1,022,358
4.30%, 05/15/44 (Call 11/15/43)(b)	355	440,458
4.75%, 05/15/64 (Call 11/15/63)	325	423,679
5.20%, 05/27/41	445	601,932
5.30%, 09/15/35	86	110,821
6.05%, 08/15/36(b)	111	154,121
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	45	47,817
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	305	388,527
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	863	1,023,107
5.38%, 10/16/29	265	334,954
7.13%, 03/03/31	188	276,123
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	435	555,669
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	254	312,956
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	225	254,984

		6,464,391

Manufacturing — 1.5%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	1,000	994,301
3.63%, 10/15/47 (Call 04/15/47)	840	901,554
3.88%, 06/15/44	150	169,617
4.00%, 09/14/48 (Call 03/14/48)(b)	318	363,725
5.70%, 03/15/37	215	287,946
Eaton Corp.
4.00%, 11/02/32	985	1,133,646
4.15%, 11/02/42	575	651,560
General Electric Co.
4.13%, 10/09/42	1,209	1,158,616
4.50%, 03/11/44	1,470	1,485,561

Security	Par (000)	Value

Manufacturing (continued)
5.88%, 01/14/38	$1,518	$1,752,784
6.15%, 08/07/37	1,034	1,223,025
6.88%, 01/10/39	1,195	1,522,397
Series A, 6.75%, 03/15/32	2,450	3,003,771
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	870	1,037,737
4.88%, 09/15/41 (Call 03/15/41)	200	262,410
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	100	112,991
5.75%, 06/15/43	425	564,850
Ingersoll-Rand Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	405	475,199
4.65%, 11/01/44 (Call 05/01/44)	165	191,604
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	385	426,447
4.10%, 03/01/47 (Call 09/01/46)(b)	200	225,990
4.20%, 11/21/34 (Call 05/21/34)	287	326,311
4.45%, 11/21/44 (Call 05/21/44)	450	529,392
Series A, 6.25%, 05/15/38(b)	555	761,832
Siemens Financieringsmaatschappij NV
3.30%, 09/15/46(a)	1,110	1,137,719
4.20%, 03/16/47(a)	1,070	1,266,244
4.40%, 05/27/45(a)(b)	472	571,376

		22,538,605

Media — 5.1%
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)(b)	640	723,450
4.85%, 07/01/42 (Call 01/01/42)	325	373,330
4.90%, 08/15/44 (Call 02/15/44)	565	657,079
5.50%, 05/15/33	300	362,811
5.90%, 10/15/40 (Call 04/15/40)(b)	165	209,316
7.88%, 07/30/30	415	587,441
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/49 (Call 01/01/49)	175	191,081
5.38%, 04/01/38 (Call 10/01/37)	814	917,854
5.38%, 05/01/47 (Call 11/01/46)	1,775	1,970,565
5.75%, 04/01/48 (Call 10/01/47)	1,697	1,976,015
6.38%, 10/23/35 (Call 04/23/35)	1,530	1,867,125
6.48%, 10/23/45 (Call 04/23/45)	2,080	2,571,128
6.83%, 10/23/55 (Call 04/23/55)	235	299,543
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	905	939,722
3.40%, 07/15/46 (Call 01/15/46)	715	743,749
3.90%, 03/01/38 (Call 09/01/37)(b)	758	849,647
3.97%, 11/01/47 (Call 05/01/47)	1,505	1,697,372
4.00%, 08/15/47 (Call 02/15/47)	755	852,517
4.00%, 03/01/48 (Call 09/01/47)	734	831,239
4.00%, 11/01/49 (Call 05/01/49)	1,485	1,679,250
4.05%, 11/01/52 (Call 05/01/52)	675	772,094
4.20%, 08/15/34 (Call 02/15/34)	801	941,473
4.25%, 10/15/30 (Call 07/15/30)	1,130	1,311,729
4.25%, 01/15/33	2,355	2,735,464
4.40%, 08/15/35 (Call 02/25/35)	580	683,306
4.50%, 01/15/43	805	955,622
4.60%, 10/15/38 (Call 04/15/38)	1,515	1,833,077
4.60%, 08/15/45 (Call 02/15/45)	845	1,019,670
4.65%, 07/15/42	625	762,374
4.70%, 10/15/48 (Call 04/15/48)(b)	2,140	2,681,323
4.75%, 03/01/44	1,040	1,283,257

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.95%, 10/15/58 (Call 04/15/58)	$1,135	$1,478,343
5.65%, 06/15/35(b)	196	261,091
6.40%, 05/15/38	87	125,267
6.45%, 03/15/37	270	387,066
6.50%, 11/15/35	485	687,357
6.55%, 07/01/39	80	116,957
6.95%, 08/15/37	417	620,895
7.05%, 03/15/33	376	546,704
Cox Communications Inc.
4.60%, 08/15/47 (Call 02/15/47)(a)	235	261,609
4.70%, 12/15/42(a)	160	172,706
8.38%, 03/01/39(a)(b)	800	1,201,410
Discovery Communications LLC
4.88%, 04/01/43	605	643,455
4.95%, 05/15/42(b)	415	442,642
5.00%, 09/20/37 (Call 03/20/37)	830	915,405
5.20%, 09/20/47 (Call 03/20/47)(b)	870	984,075
5.30%, 05/15/49 (Call 11/15/48)	555	633,290
6.35%, 06/01/40	600	743,488
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)(a)	998	1,249,267
5.58%, 01/25/49 (Call 07/25/48)(a)(b)	795	1,035,374
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(b)	975	1,053,000
5.25%, 05/24/49 (Call 11/24/48)	250	276,900
6.63%, 01/15/40	360	455,625
NBCUniversal Media LLC
4.45%, 01/15/43	600	704,595
5.95%, 04/01/41	735	1,022,423
Thomson Reuters Corp.
5.50%, 08/15/35	150	175,103
5.65%, 11/23/43 (Call 05/23/43)	125	148,719
5.85%, 04/15/40	325	397,766
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	640	635,128
5.50%, 09/01/41 (Call 03/01/41)	835	911,491
5.88%, 11/15/40 (Call 05/15/40)	695	790,931
6.55%, 05/01/37	917	1,109,938
6.75%, 06/15/39	1,180	1,450,946
7.30%, 07/01/38	1,236	1,585,083
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	475	666,286
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	250	257,777
3.70%, 12/01/42	300	341,183
4.13%, 06/01/44	490	597,001
4.38%, 08/16/41	375	462,019
Series B, 7.00%, 03/01/32	200	299,814
Series E, 4.13%, 12/01/41	250	299,602
Viacom Inc.
4.38%, 03/15/43	790	837,528
5.25%, 04/01/44 (Call 10/01/43)	690	807,905
5.85%, 09/01/43 (Call 03/01/43)	705	889,677
6.88%, 04/30/36	600	807,327
Walt Disney Co. (The)
4.75%, 09/15/44 (Call 03/15/44)(a)(b)	350	459,101
4.95%, 10/15/45 (Call 04/15/45)(a)(b)	340	461,355
5.40%, 10/01/43(a)	400	555,982
6.15%, 03/01/37(a)	962	1,379,117
6.15%, 02/15/41(a)	835	1,232,479
6.20%, 12/15/34(a)	585	828,535

Security	Par (000)	Value

Media (continued)
6.40%, 12/15/35(a)(b)	$699	$1,011,960
6.55%, 03/15/33(a)	275	394,545
6.65%, 11/15/37(a)	705	1,065,940
6.90%, 08/15/39(a)	361	562,243
7.75%, 12/01/45(a)	450	792,521
7.85%, 03/01/39(a)	495	823,510
8.15%, 10/17/36(a)	100	163,990

		74,501,069

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	306	348,389

4.38%, 06/15/45 (Call 12/15/44)	171	209,568
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	410	442,216
5.25%, 10/01/54 (Call 04/01/54)	355	383,288
		1,383,461

Mining — 1.6%
Barrick Gold Corp.
5.25%, 04/01/42	802	998,273
6.45%, 10/15/35	25	32,690
Barrick North America Finance LLC
5.70%, 05/30/41	421	544,815
5.75%, 05/01/43	869	1,168,391
7.50%, 09/15/38(b)	222	310,846
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	474	629,754
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	624	739,894
5.00%, 09/30/43	1,037	1,370,057
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	1,100	1,233,031
4.38%, 02/05/49 (Call 08/05/48)(a)	1,225	1,417,938
4.50%, 08/01/47 (Call 02/01/47)(a)	1,000	1,174,688
5.63%, 10/18/43(a)	400	536,375
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	225	249,791
6.00%, 11/15/41(a)	35	40,369
6.90%, 11/15/37(a)(b)	100	126,285
Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48(a)	800	1,058,002
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	40	46,876
Newmont Goldcorp Corp.
4.88%, 03/15/42 (Call 09/15/41)	463	557,420
5.45%, 06/09/44 (Call 12/09/43)	439	564,773
5.88%, 04/01/35	250	320,079
6.25%, 10/01/39	898	1,232,975
Rio Tinto Alcan Inc.
5.75%, 06/01/35	136	178,415
6.13%, 12/15/33	501	693,872
7.25%, 03/15/31	606	868,004
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	465	612,291
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(b)	630	749,786
4.75%, 03/22/42 (Call 09/22/41)	415	525,671
Southern Copper Corp.
5.25%, 11/08/42	805	918,052
5.88%, 04/23/45	715	879,227
6.75%, 04/16/40	725	946,125
7.50%, 07/27/35	335	452,355

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	$85	$86,357
5.40%, 02/01/43 (Call 08/01/42)	610	645,973
6.00%, 08/15/40 (Call 02/15/40)	650	717,747
6.13%, 10/01/35	870	1,017,374
6.25%, 07/15/41 (Call 01/15/41)	415	468,218

		24,112,789

Oil & Gas — 7.5%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	670	892,231
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	665	684,562
6.20%, 03/15/40	660	809,958
6.45%, 09/15/36	1,075	1,352,630
6.60%, 03/15/46 (Call 09/15/45)	735	972,534
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	415	422,755
4.25%, 01/15/44 (Call 07/15/43)	798	724,125
4.75%, 04/15/43 (Call 10/15/42)	830	802,101
5.10%, 09/01/40 (Call 03/01/40)	1,205	1,218,671
5.25%, 02/01/42 (Call 08/01/41)	305	314,439
5.35%, 07/01/49 (Call 01/01/49)	250	260,514
7.75%, 12/15/29	55	71,645
Burlington Resources LLC
5.95%, 10/15/36	365	500,023
7.20%, 08/15/31	350	502,914
7.40%, 12/01/31	295	430,977
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	595	711,055
5.85%, 02/01/35	150	181,227
6.25%, 03/15/38	1,095	1,405,827
6.45%, 06/30/33	255	331,450
6.50%, 02/15/37	75	98,228
6.75%, 02/01/39	185	251,272
7.20%, 01/15/32	250	342,015
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	450	488,401
5.40%, 06/15/47 (Call 12/15/46)	920	1,045,627
6.75%, 11/15/39	718	887,406
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	400	473,125
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(b)	400	471,250
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	400	513,875
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	245	284,616
4.88%, 10/01/47 (Call 04/01/47)	950	1,103,195
Conoco Funding Co., 7.25%, 10/15/31	400	577,549
ConocoPhillips
5.90%, 10/15/32	493	660,706
5.90%, 05/15/38	575	795,673
6.50%, 02/01/39(b)	1,915	2,812,659
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	794	937,615
5.95%, 03/15/46 (Call 09/15/45)	250	361,875
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	895	899,255
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	639	709,434
5.00%, 06/15/45 (Call 12/15/44)	647	760,554
5.60%, 07/15/41 (Call 01/15/41)	1,325	1,632,170
7.95%, 04/15/32	150	218,784

Security	Par (000)	Value

Oil & Gas (continued)
Ecopetrol SA
5.88%, 05/28/45	$1,275	$1,502,109
7.38%, 09/18/43	565	759,572
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	750	814,102
Encana Corp.
6.50%, 08/15/34(b)	700	854,825
6.50%, 02/01/38	540	657,699
6.63%, 08/15/37	235	293,788
7.20%, 11/01/31	100	128,049
8.13%, 09/15/30	115	156,080
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)(b)	400	449,502
5.10%, 01/15/36 (Call 07/15/35)	195	241,797
Equinor ASA
3.95%, 05/15/43	669	771,212
4.25%, 11/23/41	525	626,963
4.80%, 11/08/43	588	761,038
5.10%, 08/17/40	327	429,586
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	375	385,634
3.10%, 08/16/49 (Call 02/16/49)	350	362,677
3.57%, 03/06/45 (Call 09/06/44)	467	519,863
4.11%, 03/01/46 (Call 09/01/45)	1,475	1,789,779
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(a)	1,200	1,561,500
Hess Corp.
5.60%, 02/15/41	1,172	1,303,141
5.80%, 04/01/47 (Call 10/01/46)	255	294,858
6.00%, 01/15/40	690	783,864
7.13%, 03/15/33	300	376,615
7.30%, 08/15/31	495	616,574
Husky Energy Inc., 6.80%, 09/15/37	108	140,572
KazMunayGas National Co. JSC
5.38%, 04/24/30(a)	400	463,500
6.38%, 10/24/48(a)	1,150	1,452,234
Kerr-McGee Corp., 7.88%, 09/15/31	339	467,171
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)(b)	685	778,533
6.60%, 10/01/37	459	577,114
6.80%, 03/15/32	431	543,456
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	798	849,259
4.75%, 09/15/44 (Call 03/15/44)	637	686,447
5.00%, 09/15/54 (Call 03/15/54)	470	504,906
5.85%, 12/15/45 (Call 06/15/45)	355	411,920
6.50%, 03/01/41 (Call 09/01/40)	585	743,963
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	330	408,114
Nexen Inc.
5.88%, 03/10/35	437	579,844
6.40%, 05/15/37	1,220	1,744,981
7.50%, 07/30/39	465	754,608
7.88%, 03/15/32	300	450,938
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)(b)	255	283,600
5.05%, 11/15/44 (Call 05/15/44)	955	1,061,149
5.25%, 11/15/43 (Call 05/15/43)	445	504,323
6.00%, 03/01/41 (Call 09/01/40)	920	1,090,333
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	535	531,109
4.20%, 03/15/48 (Call 09/15/47)	470	474,249

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.30%, 08/15/39 (Call 02/15/39)	$30	$31,441
4.40%, 04/15/46 (Call 10/15/45)	863	880,995
4.63%, 06/15/45 (Call 12/15/44)	570	602,020
Pertamina Persero PT
6.45%, 05/30/44(a)	1,600	2,111,000
6.50%, 11/07/48(a)	900	1,210,500
Petroleos del Peru SA
4.75%, 06/19/32(a)	600	676,500
5.63%, 06/19/47(a)(b)	700	853,510
Petroleos Mexicanos
5.50%, 06/27/44	700	597,590
5.63%, 01/23/46	990	849,113
6.35%, 02/12/48	1,785	1,640,861
6.38%, 01/23/45	1,715	1,580,748
6.50%, 06/02/41	1,930	1,795,479
6.63%, 06/15/35	2,775	2,705,625
6.63%, 06/15/38	300	280,031
6.75%, 09/21/47	3,315	3,149,250
Petronas Capital Ltd., 4.50%, 03/18/45(a)	900	1,151,438
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	1,000	1,159,841
4.88%, 11/15/44 (Call 05/15/44)(b)	1,035	1,239,320
5.88%, 05/01/42	896	1,186,553
PTT PCL, 5.88%, 08/03/35(a)	600	780,504
Saudi Arabian Oil Co.
4.25%, 04/16/39(a)	1,750	1,981,875
4.38%, 04/16/49(a)	1,640	1,868,372
Shell International Finance BV
3.63%, 08/21/42	158	173,941
3.75%, 09/12/46	755	860,110
4.00%, 05/10/46	1,220	1,433,055
4.13%, 05/11/35	1,165	1,360,312
4.38%, 05/11/45	1,465	1,794,255
4.55%, 08/12/43	1,025	1,270,052
5.50%, 03/25/40	1,139	1,545,527
6.38%, 12/15/38(b)	1,160	1,716,548
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	700	889,854
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)	500	575,625
4.25%, 04/12/47(a)	600	717,938
Sinopec Group Overseas Development 2018 Ltd., 4.60%, 09/12/48(a)	700	887,250
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	275	302,801
5.35%, 07/15/33	125	155,608
5.95%, 12/01/34	25	32,936
5.95%, 05/15/35	241	313,795
6.50%, 06/15/38	835	1,174,197
6.80%, 05/15/38	649	926,950
6.85%, 06/01/39	665	965,982
7.15%, 02/01/32	50	69,435
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(a)	200	268,438
Tosco Corp., 8.13%, 02/15/30	61	89,720
Total Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	710	735,278
Valero Energy Corp.
4.90%, 03/15/45	560	644,001
6.63%, 06/15/37	889	1,174,580
7.50%, 04/15/32	555	769,066

Security	Par (000)	Value

Oil & Gas (continued)
10.50%, 03/15/39	$100	$172,218

		110,210,110

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	475	535,491
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	1,485	1,453,046
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	200	208,954
4.75%, 08/01/43 (Call 02/01/43)	825	884,367
4.85%, 11/15/35 (Call 05/15/35)	525	592,351
5.00%, 11/15/45 (Call 05/15/45)	1,360	1,522,586
6.70%, 09/15/38	361	485,546
7.45%, 09/15/39	865	1,221,555
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	985	883,434

		7,787,330

Packaging & Containers — 0.1%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	529	665,299
WestRock MWV LLC
7.95%, 02/15/31	151	211,908
8.20%, 01/15/30	195	272,693
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)(b)	560	620,772

		1,770,672

Pharmaceuticals — 6.3%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	1,205	1,284,815
4.40%, 11/06/42	900	952,662
4.45%, 05/14/46 (Call 11/14/45)	1,094	1,157,431
4.50%, 05/14/35 (Call 11/14/34)	1,895	2,065,525
4.70%, 05/14/45 (Call 11/14/44)	1,625	1,768,503
4.88%, 11/14/48 (Call 05/14/48)(b)	1,135	1,275,804
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	275	291,439
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,375	1,478,736
4.75%, 03/15/45 (Call 09/15/44)	759	828,197
4.85%, 06/15/44 (Call 12/15/43)	525	575,667
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)(b)	200	209,357
4.30%, 12/15/47 (Call 06/15/47)(b)	420	447,317
AstraZeneca PLC
4.00%, 09/18/42	895	1,005,428
4.38%, 11/16/45	675	802,297
4.38%, 08/17/48 (Call 02/17/48)(b)	620	750,889
6.45%, 09/15/37	1,680	2,408,395
Bayer U.S. Finance II LLC
4.20%, 07/15/34 (Call 01/15/34)(a)	390	397,549
4.40%, 07/15/44 (Call 01/15/44)(a)	540	559,144
4.63%, 06/25/38 (Call 12/25/37)(a)	1,700	1,868,478
4.65%, 11/15/43 (Call 05/15/43)(a)	74	74,039
4.70%, 07/15/64 (Call 01/15/64)(a)	825	819,557
4.88%, 06/25/48 (Call 12/25/47)(a)	475	533,845
Bristol-Myers Squibb Co.
3.25%, 08/01/42	609	618,168
3.40%, 07/26/29 (Call 04/26/29)(a)	2,000	2,164,876
4.13%, 06/15/39 (Call 12/15/38)(a)	1,900	2,214,328
4.25%, 10/26/49 (Call 04/26/49)(a)	1,125	1,349,552
4.50%, 03/01/44 (Call 09/01/43)(b)	690	841,061
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)(b)	335	322,937
4.50%, 11/15/44 (Call 05/15/44)	430	411,803

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.60%, 03/15/43	$380	$370,082
Cigna Corp.
4.80%, 08/15/38 (Call 02/15/38)	1,195	1,381,158
4.90%, 12/15/48 (Call 06/15/48)(b)	1,825	2,158,806
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	3,430	3,837,060
4.88%, 07/20/35 (Call 01/20/35)(b)	860	981,821
5.05%, 03/25/48 (Call 09/25/47)	4,065	4,734,510
5.13%, 07/20/45 (Call 01/20/45)	2,020	2,347,117
5.30%, 12/05/43 (Call 06/05/43)	523	616,253
Eli Lilly &Co.
3.70%, 03/01/45 (Call 09/01/44)	850	945,609
3.88%, 03/15/39 (Call 09/15/38)(b)	549	638,403
3.95%, 05/15/47 (Call 11/15/46)	545	634,801
3.95%, 03/15/49 (Call 09/15/48)	925	1,083,587
4.15%, 03/15/59 (Call 09/15/58)(b)	848	1,015,871
5.55%, 03/15/37(b)	276	366,663
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	1,195	1,376,811
6.13%, 11/15/41	190	245,262
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	290	346,065
5.38%, 04/15/34	425	560,458
6.38%, 05/15/38(b)	1,950	2,848,953
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	680	744,117
3.50%, 01/15/48 (Call 07/15/47)(b)	516	582,336
3.55%, 03/01/36 (Call 09/01/35)	999	1,115,980
3.63%, 03/03/37 (Call 09/03/36)	1,155	1,300,338
3.70%, 03/01/46 (Call 09/01/45)(b)	560	648,063
3.75%, 03/03/47 (Call 09/03/46)	1,040	1,214,911
4.38%, 12/05/33 (Call 06/05/33)	1,004	1,218,252
4.50%, 09/01/40(b)	310	385,870
4.50%, 12/05/43 (Call 06/05/43)(b)	200	253,557
4.85%, 05/15/41	386	510,249
4.95%, 05/15/33	496	638,978
5.85%, 07/15/38(b)	105	149,734
5.95%, 08/15/37	605	876,250
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)(b)	513	654,309
5.90%, 11/01/39	290	409,201
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	580	653,164
3.70%, 02/10/45 (Call 08/10/44)	1,200	1,373,332
3.90%, 03/07/39 (Call 09/07/38)	1,395	1,648,041
4.00%, 03/07/49 (Call 09/07/48)(b)	515	623,728
4.15%, 05/18/43	1,270	1,542,182
6.55%, 09/15/37	75	112,479
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	34,046
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	425	464,673
5.40%, 11/29/43 (Call 05/29/43)	870	952,286
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	585	643,463
Novartis Capital Corp.
3.70%, 09/21/42	230	261,453
4.00%, 11/20/45 (Call 05/20/45)	1,205	1,440,845
4.40%, 05/06/44	1,070	1,349,314
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	175	172,166

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
3.90%, 03/15/39 (Call 09/15/38)	$325	$373,358
4.00%, 12/15/36	1,200	1,394,027
4.00%, 03/15/49 (Call 09/15/48)	325	382,479
4.10%, 09/15/38 (Call 03/15/38)	1,340	1,585,332
4.13%, 12/15/46	609	728,891
4.20%, 09/15/48 (Call 03/15/48)	150	181,246
4.30%, 06/15/43	695	837,716
4.40%, 05/15/44	1,000	1,217,703
5.60%, 09/15/40	140	194,168
7.20%, 03/15/39	1,845	2,935,008
Wyeth LLC
5.95%, 04/01/37	985	1,373,545
6.00%, 02/15/36	476	668,431
6.50%, 02/01/34	634	912,753
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	486	542,497
4.45%, 08/20/48 (Call 02/20/48)	330	393,976
4.70%, 02/01/43 (Call 08/01/42)	971	1,181,365

		92,842,901

Pipelines — 4.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,400	1,734,250
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.20%, 12/01/47 (Call 06/01/47)	140	150,945
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	399	337,743
5.85%, 11/15/43 (Call 05/15/43)	205	176,516
Colonial Pipeline Co.
4.25%, 04/15/48 (Call 10/15/47)(a)	20	22,811
7.63%, 04/15/32(a)	85	126,584
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	360	454,284
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50	70,092
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	145	144,536
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	393	473,359
7.38%, 10/15/45 (Call 04/15/45)	120	179,960
Series B, 7.50%, 04/15/38	250	360,582
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	675	742,341
5.50%, 12/01/46 (Call 05/29/46)(b)	415	537,186
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	275	287,823
5.15%, 02/01/43 (Call 08/01/42)	275	288,705
5.15%, 03/15/45 (Call 09/15/44)	491	521,539
5.30%, 04/15/47 (Call 10/15/46)	1,035	1,124,784
5.95%, 10/01/43 (Call 04/01/43)	405	467,987
6.05%, 06/01/41 (Call 12/01/40)	50	57,447
6.13%, 12/15/45 (Call 06/15/45)	665	790,645
6.25%, 04/15/49 (Call 10/15/48)	1,050	1,298,776
6.50%, 02/01/42 (Call 08/01/41)	775	941,352
6.63%, 10/15/36	205	251,367
7.50%, 07/01/38	290	381,356
8.25%, 11/15/29 (Call 08/15/29)	165	216,203
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	760	906,112
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	725	787,987
4.45%, 02/15/43 (Call 08/15/42)	600	659,113
4.80%, 02/01/49 (Call 08/01/48)	590	695,254

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 08/15/42 (Call 02/15/42)	$558	$641,932
4.85%, 03/15/44 (Call 09/15/43)	1,460	1,699,613
4.90%, 05/15/46 (Call 11/15/45)	765	904,710
4.95%, 10/15/54 (Call 04/15/54)	225	268,126
5.10%, 02/15/45 (Call 08/15/44)(b)	805	963,591
5.70%, 02/15/42	400	506,080
5.95%, 02/01/41	560	724,273
6.13%, 10/15/39	410	532,029
7.55%, 04/15/38(b)	150	217,821
Series D, 6.88%, 03/01/33	355	492,137
Series H, 6.65%, 10/15/34	141	195,763
Series J, 5.75%, 03/01/35	75	89,134
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)(b)	560	548,427
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	340	367,246
5.00%, 08/15/42 (Call 02/15/42)(b)	540	590,614
5.00%, 03/01/43 (Call 09/01/42)	375	412,973
5.40%, 09/01/44 (Call 03/01/44)	350	403,806
5.50%, 03/01/44 (Call 09/01/43)	625	737,620
5.80%, 03/15/35	300	356,150
6.38%, 03/01/41	490	616,142
6.50%, 02/01/37	50	62,214
6.50%, 09/01/39	317	406,397
6.55%, 09/15/40	210	266,882
6.95%, 01/15/38	835	1,108,551
7.30%, 08/15/33	51	69,139
7.40%, 03/15/31	148	193,238
7.50%, 11/15/40	170	237,918
7.75%, 03/15/32	100	136,586
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	1,001	1,125,275
5.20%, 03/01/48 (Call 09/01/47)(b)	525	619,172
5.30%, 12/01/34 (Call 06/01/34)	810	943,222
5.55%, 06/01/45 (Call 12/01/44)	1,045	1,253,586
7.75%, 01/15/32	1,087	1,527,236
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	115	120,142
4.20%, 03/15/45 (Call 09/15/44)	220	231,802
4.20%, 10/03/47 (Call 04/03/47)	535	572,862
4.25%, 09/15/46 (Call 03/15/46)	225	242,937
4.85%, 02/01/49 (Call 08/01/48)	410	483,113
5.15%, 10/15/43 (Call 04/15/43)	445	533,913
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,570	1,619,063
4.70%, 04/15/48 (Call 10/15/47)	798	821,367
4.90%, 04/15/58 (Call 10/15/57)	325	330,009
5.20%, 03/01/47 (Call 09/01/46)(b)	644	701,145
5.50%, 02/15/49 (Call 08/15/48)	1,045	1,197,356
Northern Natural Gas Co., 4.30%, 01/15/49 (Call 07/15/48)(a)	20	23,859
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	305	309,935
4.95%, 07/13/47 (Call 01/06/47)	275	296,945
5.20%, 07/15/48 (Call 01/15/48)	849	955,594
6.00%, 06/15/35	190	224,842
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	275	335,090
6.20%, 09/15/43 (Call 03/15/43)	140	174,240
6.65%, 10/01/36	210	265,321

Security	Par (000)	Value

Pipelines (continued)
6.85%, 10/15/37	$300	$389,168
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	110	119,495
4.90%, 10/01/46 (Call 04/01/46)	440	499,611
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	120	113,674
4.70%, 06/15/44 (Call 12/15/43)	410	409,825
4.90%, 02/15/45 (Call 08/15/44)	515	528,610
5.15%, 06/01/42 (Call 12/01/41)	685	713,469
6.65%, 01/15/37	250	301,243
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)(b)	50	55,290
7.50%, 07/15/38(a)	250	282,812
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	50	57,462
4.83%, 05/01/48 (Call 11/01/47)(a)	50	59,747
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(a)	45	50,590
8.00%, 03/01/32	75	107,394
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	515	562,911
5.95%, 09/25/43 (Call 03/25/43)	425	540,516
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	250	252,040
5.30%, 04/01/44 (Call 10/01/43)	496	530,831
5.35%, 05/15/45 (Call 11/15/44)	480	522,867
5.40%, 10/01/47 (Call 04/01/47)	940	1,048,062
6.10%, 02/15/42	225	261,722
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	220	237,024
7.00%, 07/15/32	340	464,292
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	855	977,088
4.75%, 05/15/38 (Call 11/15/37)	100	114,634
4.88%, 05/15/48 (Call 11/15/47)	720	856,123
5.00%, 10/16/43 (Call 04/16/43)	716	843,212
5.10%, 03/15/49 (Call 09/15/48)	490	598,358
5.60%, 03/31/34	200	250,087
5.85%, 03/15/36	150	190,451
6.10%, 06/01/40	392	519,749
6.20%, 10/15/37	808	1,058,473
7.25%, 08/15/38(b)	390	559,188
7.63%, 01/15/39	569	848,967
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	300	332,303
4.60%, 03/15/48 (Call 09/15/47)(b)	610	693,069
5.40%, 08/15/41 (Call 02/15/41)	151	182,136
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	440	401,893
5.45%, 04/01/44 (Call 10/01/43)	735	682,719
5.50%, 08/15/48 (Call 02/15/48)	210	196,099
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)(b)	405	442,910
4.90%, 01/15/45 (Call 07/15/44)	385	420,455
5.10%, 09/15/45 (Call 03/15/45)	1,044	1,170,339
5.40%, 03/04/44 (Call 09/04/43)	615	712,698
5.80%, 11/15/43 (Call 05/15/43)	75	89,562
6.30%, 04/15/40	815	1,027,436
8.75%, 03/15/32	65	94,799

		65,216,180

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	$85	$99,031
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	325	395,885
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	450	535,421

		1,030,337

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	940	994,337
4.70%, 07/01/30 (Call 04/01/30)	650	764,320
4.85%, 04/15/49 (Call 10/15/48)	130	162,882
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	195	224,923
4.15%, 07/01/47 (Call 01/01/47)	150	180,377
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	150	161,100
5.20%, 02/15/49 (Call 08/15/48)	185	234,356
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	808	998,063
4.50%, 06/01/45 (Call 12/01/44)	540	666,947
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	125	148,117
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	450	477,803
4.50%, 12/01/44 (Call 06/01/44)	372	451,793
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	165	238,847
Hospitality Properties Trust, 4.38%, 02/15/30 (Call 08/15/29)	425	421,060
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	315	343,490
4.45%, 09/01/47 (Call 03/01/47)(b)	450	507,620
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	520	663,631
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	370	432,464
4.65%, 03/15/49 (Call 09/15/48)	365	446,174
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)(b)	535	635,967
4.25%, 11/30/46 (Call 05/30/46)(b)	135	162,422
4.75%, 03/15/42 (Call 09/15/41)(b)	600	753,831
6.75%, 02/01/40 (Call 11/01/39)	625	942,949
Trust F/1401, 6.95%, 01/30/44 (Call 07/30/43)(a)	200	231,812
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	335	341,730
3.20%, 01/15/30 (Call 10/15/29)	250	261,377
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	217	243,978
4.88%, 04/15/49 (Call 10/15/48)(b)	345	421,684
5.70%, 09/30/43 (Call 03/30/43)	126	166,509
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	100	119,723
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)	200	240,548
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)	500	508,510
4.95%, 09/01/48 (Call 03/01/48)(b)	275	340,209
6.50%, 03/15/41 (Call 09/15/40)	405	560,845
Weyerhaeuser Co.
6.88%, 12/15/33	649	881,236
7.38%, 03/15/32	1,240	1,764,752

		17,096,386

Security	Par (000)	Value

Retail — 3.0%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)(b)	$150	$168,000
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	255	273,693
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	730	798,174
3.90%, 06/15/47 (Call 12/15/46)	440	510,433
4.20%, 04/01/43 (Call 10/01/42)	421	501,375
4.25%, 04/01/46 (Call 10/01/45)	1,000	1,216,285
4.40%, 03/15/45 (Call 09/15/44)	730	905,319
4.50%, 12/06/48 (Call 06/06/48)	1,002	1,274,508
4.88%, 02/15/44 (Call 08/15/43)	610	795,454
5.40%, 09/15/40 (Call 03/15/40)	171	230,684
5.88%, 12/16/36	1,913	2,699,454
5.95%, 04/01/41 (Call 10/01/40)	1,060	1,522,856
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	595	620,223
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)(b)	640	653,088
4.05%, 05/03/47 (Call 11/03/46)	1,242	1,348,836
4.25%, 09/15/44 (Call 03/15/44)	600	655,590
4.38%, 09/15/45 (Call 03/15/45)	570	635,588
4.55%, 04/05/49 (Call 10/05/48)(b)	225	263,453
4.65%, 04/15/42 (Call 10/15/41)	801	917,921
5.00%, 09/15/43 (Call 03/15/43)	30	34,924
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	375	312,130
4.50%, 12/15/34 (Call 06/15/34)	207	190,083
5.13%, 01/15/42 (Call 07/15/41)	105	96,090
Marks & Spencer PLC, 7.13%, 12/01/37(a)	100	116,378
McDonald’s Corp.
3.63%, 05/01/43	686	714,616
3.70%, 02/15/42	625	660,980
4.45%, 03/01/47 (Call 09/01/46)	310	364,124
4.45%, 09/01/48 (Call 03/01/48)(b)	205	243,519
4.60%, 05/26/45 (Call 11/26/44)	795	950,027
4.70%, 12/09/35 (Call 06/09/35)	623	752,260
4.88%, 07/15/40	21	25,553
4.88%, 12/09/45 (Call 06/09/45)	990	1,225,247
5.70%, 02/01/39	255	339,407
6.30%, 10/15/37(b)	583	815,605
6.30%, 03/01/38	439	616,139
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	530	514,599
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	300	315,352
4.30%, 06/15/45 (Call 12/10/44)(b)	265	298,713
4.45%, 08/15/49 (Call 02/15/49)	250	292,554
4.50%, 11/15/48 (Call 05/15/48)	740	872,657
Target Corp.
3.63%, 04/15/46	1,185	1,332,504
3.90%, 11/15/47 (Call 05/15/47)(b)	469	553,735
4.00%, 07/01/42	1,303	1,527,022
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	330	345,788
Walgreen Co., 4.40%, 09/15/42(b)	285	291,152
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	790	849,804
4.65%, 06/01/46 (Call 12/01/45)(b)	260	275,956
4.80%, 11/18/44 (Call 05/18/44)	1,185	1,256,544
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)(b)	805	940,457
3.95%, 06/28/38 (Call 12/28/37)	2,978	3,574,950
4.00%, 04/11/43 (Call 10/11/42)	640	765,708

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.05%, 06/29/48 (Call 12/29/47)	$1,290	$1,605,542
4.30%, 04/22/44 (Call 10/22/43)	275	344,032
4.75%, 10/02/43 (Call 04/02/43)	360	470,716
5.00%, 10/25/40	430	582,302
5.25%, 09/01/35	920	1,245,325
5.63%, 04/01/40	290	417,299
5.63%, 04/15/41	600	869,226
6.20%, 04/15/38	415	633,315
6.50%, 08/15/37	100	154,462

		43,777,730

Semiconductors — 1.0%
Analog Devices Inc.
4.50%, 12/05/36 (Call 06/05/36)	305	338,455
5.30%, 12/15/45 (Call 06/15/45)	160	204,705
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)(b)	720	882,032
5.10%, 10/01/35 (Call 04/01/35)	335	432,033
5.85%, 06/15/41	550	763,384
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)(b)	845	962,365
4.00%, 12/15/32	1,090	1,298,099
4.10%, 05/19/46 (Call 11/19/45)	1,405	1,671,213
4.10%, 05/11/47 (Call 11/11/46)	770	919,663
4.25%, 12/15/42	275	332,424
4.80%, 10/01/41	525	671,581
4.90%, 07/29/45 (Call 01/29/45)	175	229,860
KLA Corp.
5.00%, 03/15/49 (Call 09/15/48)	205	252,598
5.65%, 11/01/34 (Call 07/01/34)	225	271,008
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	375	460,631
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	210	218,630
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	1,136	1,287,344
4.65%, 05/20/35 (Call 11/20/34)	859	1,011,235
4.80%, 05/20/45 (Call 11/20/44)	980	1,182,494
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	1,255	1,555,595

		14,945,349

Software — 2.9%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	305	356,378
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	650	763,556
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)(b)	100	123,083
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,310	1,507,445
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	2,160	2,426,421
3.50%, 02/12/35 (Call 08/12/34)	1,045	1,177,057
3.50%, 11/15/42	490	552,415
3.70%, 08/08/46 (Call 02/08/46)	1,910	2,245,746
3.75%, 05/01/43 (Call 11/01/42)	375	437,226
3.75%, 02/12/45 (Call 08/12/44)	1,225	1,439,683
3.95%, 08/08/56 (Call 02/08/56)	1,205	1,478,413
4.00%, 02/12/55 (Call 08/12/54)	965	1,190,189
4.10%, 02/06/37 (Call 08/06/36)	1,895	2,288,353
4.20%, 11/03/35 (Call 05/03/35)	1,335	1,607,003
4.25%, 02/06/47 (Call 08/06/46)	1,125	1,436,402
4.45%, 11/03/45 (Call 05/03/45)	1,295	1,683,581
4.50%, 10/01/40	615	788,166
4.50%, 02/06/57 (Call 08/06/56)	1,455	1,950,453
4.75%, 11/03/55 (Call 05/03/55)	455	630,490

Security	Par (000)	Value

Software (continued)
4.88%, 12/15/43 (Call 06/15/43)	$560	$758,261
5.20%, 06/01/39	407	564,378
5.30%, 02/08/41	865	1,219,170
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	875	944,664
3.80%, 11/15/37 (Call 05/15/37)	935	1,044,980
3.85%, 07/15/36 (Call 01/15/36)	1,035	1,166,827
3.90%, 05/15/35 (Call 11/15/34)	760	860,167
4.00%, 07/15/46 (Call 01/15/46)	1,865	2,123,383
4.00%, 11/15/47 (Call 05/15/47)	1,300	1,492,996
4.13%, 05/15/45 (Call 11/15/44)	1,400	1,616,970
4.30%, 07/08/34 (Call 01/08/34)	1,730	2,036,471
4.38%, 05/15/55 (Call 11/15/54)	659	794,241
4.50%, 07/08/44 (Call 01/08/44)	495	600,482
5.38%, 07/15/40	930	1,246,594
6.13%, 07/08/39	825	1,176,017
6.50%, 04/15/38	641	951,702

		42,679,363

Telecommunications — 7.7%
America Movil SAB de CV
4.38%, 07/16/42(b)	443	513,188
4.38%, 04/22/49 (Call 10/22/48)	650	768,853
6.13%, 11/15/37	125	170,469
6.13%, 03/30/40	891	1,236,819
6.38%, 03/01/35	400	553,125
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)	2,510	2,789,710
4.30%, 12/15/42 (Call 06/15/42)	985	1,036,435
4.35%, 06/15/45 (Call 12/15/44)	1,620	1,723,272
4.50%, 05/15/35 (Call 11/15/34)	1,330	1,479,633
4.50%, 03/09/48 (Call 09/09/47)	2,055	2,252,375
4.55%, 03/09/49 (Call 09/09/48)	1,430	1,563,054
4.65%, 06/01/44 (Call 12/01/43)	270	292,941
4.75%, 05/15/46 (Call 11/15/45)	2,000	2,233,643
4.80%, 06/15/44 (Call 12/15/43)	2,125	2,374,124
4.85%, 03/01/39 (Call 09/01/38)	1,120	1,287,524
4.85%, 07/15/45 (Call 01/15/45)	653	747,493
4.90%, 08/15/37 (Call 02/14/37)	565	648,535
4.90%, 06/15/42	325	367,505
5.15%, 03/15/42	1,015	1,181,666
5.15%, 11/15/46 (Call 05/15/46)	960	1,128,911
5.15%, 02/15/50 (Call 08/14/49)	2,014	2,389,648
5.25%, 03/01/37 (Call 09/01/36)	1,570	1,860,803
5.30%, 08/15/58 (Call 02/14/58)	740	878,678
5.35%, 09/01/40	950	1,131,400
5.35%, 12/15/43	225	260,403
5.38%, 10/15/41	340	403,070
5.45%, 03/01/47 (Call 09/01/46)	1,310	1,599,537
5.55%, 08/15/41	326	393,954
5.65%, 02/15/47 (Call 08/15/46)	920	1,152,713
5.70%, 03/01/57 (Call 09/01/56)	604	764,749
6.00%, 08/15/40 (Call 05/15/40)	670	840,040
6.10%, 07/15/40	100	126,980
6.15%, 09/15/34(b)	50	64,207
6.25%, 03/29/41	250	321,987
6.30%, 01/15/38	25	32,360
6.35%, 03/15/40	255	333,274
6.38%, 03/01/41	695	908,159
6.45%, 06/15/34	25	31,405
6.55%, 02/15/39	125	166,128

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
AT&T Mobility LLC, 7.13%, 12/15/31	$25	$32,566
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)(b)	350	412,020
4.46%, 04/01/48 (Call 10/01/47)	1,184	1,423,319
British Telecommunications PLC, 9.63%, 12/15/30	2,197	3,364,354
Cisco Systems Inc.
5.50%, 01/15/40	1,505	2,110,631
5.90%, 02/15/39	1,510	2,192,933
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	1,000	1,044,206
4.70%, 03/15/37 (Call 09/15/36)	165	188,822
4.75%, 03/15/42	250	291,942
5.35%, 11/15/48 (Call 05/15/48)(b)	320	421,207
5.75%, 08/15/40	250	317,297
5.85%, 11/15/68 (Call 05/15/68)	50	62,362
7.25%, 08/15/36 (Call 08/15/26)	30	37,113
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)	650	753,243
4.88%, 03/06/42(a)	310	368,489
8.75%, 06/15/30	2,835	4,229,759
9.25%, 06/01/32	679	1,086,411
Juniper Networks Inc., 5.95%, 03/15/41	430	477,179
Koninklijke KPN NV, 8.38%, 10/01/30(b)	426	584,247
Motorola Solutions Inc., 5.50%, 09/01/44	470	508,768
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)(b)	400	459,375
Orange SA
5.38%, 01/13/42(b)	480	627,556
5.50%, 02/06/44 (Call 08/06/43)	400	532,349
9.00%, 03/01/31	1,397	2,210,301
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	770	895,347
4.50%, 03/15/43 (Call 09/15/42)	535	626,480
5.00%, 03/15/44 (Call 09/15/43)	825	1,030,014
5.45%, 10/01/43 (Call 04/01/43)	276	360,882
7.50%, 08/15/38	240	363,527
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	590	609,650
Telefonica Emisiones SA
4.67%, 03/06/38	490	541,708
4.90%, 03/06/48	1,050	1,173,319
5.21%, 03/08/47	1,245	1,449,606
5.52%, 03/01/49 (Call 09/01/48)	505	614,625
7.05%, 06/20/36	1,250	1,703,636
Telefonica Europe BV, 8.25%, 09/15/30	865	1,261,010
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)(b)	740	859,818
4.60%, 11/16/48 (Call 05/16/48)(b)	460	554,988
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	605	654,330
4.02%, 12/03/29 (Call 09/03/29)(a)	2,350	2,653,476
4.13%, 08/15/46	1,040	1,181,680
4.27%, 01/15/36	2,430	2,784,505
4.40%, 11/01/34 (Call 05/01/34)	1,690	1,956,867
4.50%, 08/10/33	2,325	2,743,340
4.52%, 09/15/48	2,335	2,808,461
4.67%, 03/15/55	1,272	1,563,187
4.75%, 11/01/41	808	980,261
4.81%, 03/15/39	1,125	1,379,201
4.86%, 08/21/46	2,105	2,619,308
5.01%, 04/15/49	2,110	2,693,722
5.01%, 08/21/54	280	362,000

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/16/37	$2,035	$2,573,754
5.50%, 03/16/47	1,300	1,744,293
5.85%, 09/15/35	150	198,527
6.40%, 02/15/38	50	68,211
6.55%, 09/15/43	950	1,399,059
7.75%, 12/01/30	125	184,636
Vodafone Group PLC
4.38%, 02/19/43	1,015	1,083,703
4.88%, 06/19/49(b)	525	606,161
5.00%, 05/30/38(b)	1,465	1,696,182
5.25%, 05/30/48	1,995	2,387,068
6.15%, 02/27/37	700	894,249
6.25%, 11/30/32	535	692,043
7.00%, 04/04/79 (Call 01/04/29)(c)	300	342,645
7.88%, 02/15/30	575	802,417

		112,843,115

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	530	551,520
6.35%, 03/15/40	285	341,561

		893,081

Transportation — 3.2%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	760	868,563
4.05%, 06/15/48 (Call 12/15/47)(b)	485	569,839
4.13%, 06/15/47 (Call 12/15/46)	174	207,492
4.15%, 04/01/45 (Call 10/01/44)	1,510	1,770,834
4.15%, 12/15/48 (Call 06/15/48)	495	593,158
4.38%, 09/01/42 (Call 03/01/42)	435	517,931
4.40%, 03/15/42 (Call 09/15/41)	615	730,434
4.45%, 03/15/43 (Call 09/15/42)	276	332,587
4.55%, 09/01/44 (Call 03/01/44)	570	694,361
4.70%, 09/01/45 (Call 03/01/45)	515	642,814
4.90%, 04/01/44 (Call 10/01/43)	420	538,250
4.95%, 09/15/41 (Call 03/15/41)	409	515,513
5.05%, 03/01/41 (Call 09/01/40)	56	71,056
5.15%, 09/01/43 (Call 03/01/43)	310	402,631
5.40%, 06/01/41 (Call 12/01/40)	435	582,459
5.75%, 05/01/40 (Call 11/01/39)	670	919,078
6.15%, 05/01/37	295	416,050
6.20%, 08/15/36	200	277,049
7.95%, 08/15/30	83	122,779
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	300	314,613
3.65%, 02/03/48 (Call 08/03/47)	535	613,529
4.45%, 01/20/49 (Call 07/20/48)	260	337,628
4.50%, 11/07/43 (Call 05/07/43)	50	61,544
6.20%, 06/01/36	200	293,348
6.25%, 08/01/34	186	266,465
6.38%, 11/15/37	225	335,519
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	237	287,473
4.80%, 08/01/45 (Call 02/01/45)	275	356,212
5.95%, 05/15/37	16	21,769
6.13%, 09/15/15 (Call 03/15/15)	603	910,590
7.13%, 10/15/31	865	1,239,761
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	568	608,260
3.95%, 05/01/50 (Call 11/01/49)	175	193,795

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.10%, 03/15/44 (Call 09/15/43)	$375	$418,288
4.25%, 11/01/66 (Call 05/01/66)	335	370,195
4.30%, 03/01/48 (Call 09/01/47)	856	995,119
4.40%, 03/01/43 (Call 09/01/42)	350	401,691
4.50%, 03/15/49 (Call 09/15/48)	635	762,389
4.50%, 08/01/54 (Call 02/01/54)	135	160,553
4.65%, 03/01/68 (Call 09/01/67)	135	156,006
4.75%, 05/30/42 (Call 11/30/41)	586	704,078
5.50%, 04/15/41 (Call 10/15/40)	230	292,479
6.00%, 10/01/36(b)	345	454,322
6.15%, 05/01/37	475	638,578
6.22%, 04/30/40	340	465,251
FedEx Corp.
3.88%, 08/01/42	260	257,632
3.90%, 02/01/35	625	655,099
4.05%, 02/15/48 (Call 08/15/47)	775	791,441
4.10%, 04/15/43	527	537,293
4.10%, 02/01/45	565	580,801
4.40%, 01/15/47 (Call 07/15/46)	470	503,137
4.55%, 04/01/46 (Call 10/01/45)	695	759,874
4.75%, 11/15/45 (Call 05/15/45)	475	531,705
4.90%, 01/15/34	430	509,848
4.95%, 10/17/48 (Call 04/17/48)	481	561,848
5.10%, 01/15/44(b)	835	974,747
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	140	156,497
4.95%, 08/15/45 (Call 02/15/45)	245	302,766
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	410	458,739
3.95%, 10/01/42 (Call 04/01/42)	170	186,745
4.05%, 08/15/52 (Call 02/15/52)	995	1,128,916
4.10%, 05/15/49 (Call 11/15/48)(b)	345	397,880
4.15%, 02/28/48 (Call 08/28/47)(b)	490	574,191
4.45%, 06/15/45 (Call 12/15/44)	310	369,750
4.65%, 01/15/46 (Call 07/15/45)	345	421,906
4.84%, 10/01/41	725	895,065
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	38,428
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(a)	250	317,139
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)	150	151,927
3.38%, 02/01/35 (Call 08/01/34)	410	424,439
3.60%, 09/15/37 (Call 03/15/37)	400	427,493
3.80%, 10/01/51 (Call 04/01/51)	890	969,089
3.88%, 02/01/55 (Call 08/01/54)	350	379,234
4.00%, 04/15/47 (Call 10/15/46)	150	169,383
4.05%, 11/15/45 (Call 05/15/45)	410	458,502
4.05%, 03/01/46 (Call 09/01/45)(b)	695	778,090
4.10%, 09/15/67 (Call 03/15/67)	210	223,822
4.15%, 01/15/45 (Call 07/15/44)	385	428,645
4.25%, 04/15/43 (Call 10/15/42)	331	378,698
4.30%, 06/15/42 (Call 12/15/41)	150	172,245
4.30%, 03/01/49 (Call 09/01/48)	653	776,187
4.38%, 09/10/38 (Call 03/10/38)	701	827,882
4.38%, 11/15/65 (Call 05/15/65)	521	595,036
4.50%, 09/10/48 (Call 03/10/48)	770	937,665
4.75%, 09/15/41 (Call 03/15/41)	193	231,544
4.80%, 09/10/58 (Call 03/10/58)	350	435,488
4.82%, 02/01/44 (Call 08/01/43)	235	289,207
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	110	114,790

Security	Par/ Shares (000)	Value

Transportation (continued)
3.40%, 09/01/49 (Call 03/01/49)	$165	$172,478
3.63%, 10/01/42	420	450,129
3.75%, 11/15/47 (Call 05/15/47)	245	270,516
4.25%, 03/15/49 (Call 09/15/48)	680	813,540
4.88%, 11/15/40 (Call 05/15/40)	415	514,844
6.20%, 01/15/38(b)	845	1,182,793
United Parcel Service of America Inc., 8.38%, 04/01/30(e)	30	43,275

		46,960,721

Trucking & Leasing — 0.0%
GATX Corp.
4.50%, 03/30/45 (Call 09/30/44)(b)	150	165,238
5.20%, 03/15/44 (Call 09/15/43)(b)	150	182,744

		347,982

Water — 0.2%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	630	695,301
4.00%, 12/01/46 (Call 06/01/46)	145	165,508
4.15%, 06/01/49 (Call 12/01/48)(b)	185	216,542
4.20%, 09/01/48 (Call 03/01/48)(b)	260	306,482
4.30%, 12/01/42 (Call 06/01/42)	76	87,170
4.30%, 09/01/45 (Call 03/01/45)	620	740,642
6.59%, 10/15/37	365	523,592
Aqua America Inc., 4.28%, 05/01/49 (Call 11/01/48)	60	71,290
Veolia Environnement SA, 6.75%, 06/01/38	179	253,419

		3,059,946

Total Corporate Bonds & Notes — 97.6% (Cost: $1,299,300,799)		1,438,438,110

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.25%(f)(g)(h)	84,030	84,071,980
BlackRock Cash Funds: Treasury, SLAgency Shares, 2.02%(f)(g)	25,351	25,351,000

		109,422,980

Total Short-Term Investments — 7.4% (Cost: $109,399,294)		109,422,980

Total Investments in Securities — 105.0% (Cost: $1,408,700,093)		1,547,861,090

Other Assets, Less Liabilities — (5.0)%		(73,357,199)

Net Assets — 100.0%		$1,474,503,891

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) August 31, 2019	iShares Long-Term Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	44,702	39,328	84,030	$84,071,980	$95,814	(b)	$3,890		$7,294
BlackRock Cash Funds: Treasury, SLAgency Shares	5,363	19,988	25,351	25,351,000	201,261		—		—

				$109,422,980	$297,075		$3,890		$7,294

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,438,438,110	$—	$1,438,438,110
Money Market Funds	109,422,980	—	—	109,422,980

	$109,422,980	$1,438,438,110	$—	$1,547,861,090

See notes to financial statements

28	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities  (unaudited)

August 31, 2019

iShares Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,438,438,110
Affiliated(c)	109,422,980
Cash	211,277
Receivables:
Investments sold	12,957,370
Securities lending income — Affiliated	19,323
Capital shares sold	572,747
Dividends	33,427
Interest	16,405,912

Total assets	1,578,061,146

LIABILITIES
Collateral on securities loaned, at value	84,037,865
Payables:
Investments purchased	19,454,964
Investment advisory fees	64,426

Total liabilities	103,557,255

NET ASSETS	$1,474,503,891

NET ASSETS CONSIST OF:
Paid-in capital	$1,349,950,529
Accumulated earnings	124,553,362

NET ASSETS	$1,474,503,891

Shares outstanding	21,800,000

Net asset value	$67.64

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$81,419,863
(b) Investments, at cost — Unaffiliated	$1,299,300,799
(c) Investments, at cost — Affiliated	$109,399,294

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statement of Operations  (unaudited)

Six Months Ended August 31, 2019

iShares Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$201,261
Interest — Unaffiliated	20,685,216
Securities lending income — Affiliated — net	95,814
Other income — Unaffiliated	8,670

Total investment income	20,990,961

EXPENSES
Investment advisory fees	288,195

Total expenses	288,195

Net investment income	20,702,766

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	900,621
Investments — Affiliated	3,890

Net realized gain	904,511

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	162,214,382
Investments — Affiliated	7,294

Net change in unrealized appreciation (depreciation)	162,221,676

Net realized and unrealized gain	163,126,187

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$183,828,953

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Changes in Net Assets

	iShares Long-Term Corporate Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,702,766	$26,509,461
Net realized gain (loss)	904,511	(15,176,798)
Net change in unrealized appreciation (depreciation)	162,221,676	(9,689,781)

Net increase in net assets resulting from operations	183,828,953	1,642,882

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,227,181)	(26,801,451)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	721 ,014,248	(100,635,843)

NET ASSETS
Total increase (decrease) in net assets	885,616,020	(125,794,412)
Beginning of period	588,887,871	714,682,283

End of period	$1,474,503,891	$588,887,871

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares Long-Term Corporate Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$57.73		$60.06	$59.77	$56.51	$62.53	$57.87

Net investment income(a)	1.30		2.56	2.48	2.48	2.55	2.59
Net realized and unrealized gain (loss)(b)	9.90		(2.31)	0.30	3.25	(6.02)	4.59

Net increase (decrease) from investment operations	11.20		0.25	2.78	5.73	(3.47)	7.18

Distributions(c)
From net investment income		(1.29)	(2.58)	(2.49)	(2.47)	(2.55)	(2.52)

Total distributions		(1.29)	(2.58)	(2.49)	(2.47)	(2.55)	(2.52)

Net asset value, end of period	$67.64		$57.73	$60.06	$59.77	$56.51	$62.53

Total Return
Based on net asset value	19.64	%(d)	0.53%	4.65%	10.21%	(5.53)%	12.64%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.11%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.06	%(e)	0.10%	0.20%	0.20%	0.20%	0.20%

Net investment income	4.16	%(e)	4.44%	4.05%	4.10%	4.40%	4.28%

Supplemental Data
Net assets, end of period (000)	$1,474,504		$588,888	$714,682	$830,758	$785,548	$850,376

Portfolio turnover rate(f)	7	%(d)	24%	12%	10%	11%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Long-Term Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The cost basis of securities at February 28, 2019 has been adjusted to $645,281,461.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Long-Term Corporate Bond
Barclays Bank PLC	$6,927,028	$6,927,028		$—	$—
BNP Paribas Prime Brokerage International Ltd.	8,405,570	8,405,570		—	—
BofA Securities, Inc.	3,097,189	3,097,189		—	—
Citadel Clearing LLC	6,037,520	6,037,520		—	—
Citigroup Global Markets Inc.	2,153,617	2,153,617		—	—
Credit Suisse Securities (USA) LLC	7,318,352	7,318,352		—	—
Goldman Sachs & Co.	11,072,238	11,072,238		—	—
HSBC Securities (USA) Inc.	5,286,947	5,286,947		—	—
Jefferies LLC	254,578	254,578		—	—
JPMorgan Securities LLC	8,364,785	8,364,785		—	—
Morgan Stanley & Co. LLC	5,706,137	5,706,137		—	—
MUFG Securities Americas Inc.	70,522	70,522		—	—
Nomura Securities International Inc.	828,201	828,201		—	—
Scotia Capital (USA) Inc.	406,376	406,376		—	—
State Street Bank & Trust Company	2,380,157	2,380,157		—	—
Wells Fargo Securities LLC	13,110,646	13,110,646		—	—

	$81,419,863	$81,419,863		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended August 31, 2019, the Fund paid BTC $35,550 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2019, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Long-Term Corporate Bond	$862,128	$15,057	$372

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Long-Term Corporate Bond	$88,080,126	$72,776,687

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Long-Term Corporate Bond	$689,018,914	$—

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $18,291,069.

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long-Term Corporate Bond	$1,409,695,005	$140,237,746	$(2,071,661)	$138,166,085

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19

iShares ETF	Shares	Amount	Shares	Amount

Long-Term Corporate Bond
Shares sold	11,600,000	$721,014,248	3,300,000	$190,580,512
Shares redeemed	—	—	(5,000,000)	(291,216,355)

Net increase(decrease)	11,600,000	$721,014,248	(1,700,000)	$(100,635,843)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Long-Term Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	39

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Long-Term Corporate Bond(a)	$1.261004	$—	$0.025647	$1.286651	98%	—%	2%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	41

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-214-0819

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Agency Bond ETF | AGZ | NYSE Arca

▶	iShares Government/Credit Bond ETF | GBF | NYSE Arca

▶	iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX

▶	iShares MBS ETF | MBB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.87%	7.78%	2.50%	2.47%	7.78%	13.13%	27.69%
Fund Market	5.88	7.93	2.51	2.46	7.93	13.21	27.52
Index	6.04	8.03	2.61	2.62	8.03	13.76	29.50

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,058.70	$ 1.03		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)
U. S. Government & Agency Obligations	84.9%
Foreign Government Obligations	15.1

(a)	Excludes money market funds.

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
0-1 Year	5.1%
1-5 Years	68.9
5-10 Years	7.4
10-15 Years	8.2
15-20 Years	8.9
More than 20 Years	1.5

FUND SUMMARY	3

Fund Summary as of August 31, 2019	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.30%	11.25%	3.41%	3.92%	11.25%	18.23%	46.91%
Fund Market	9.44	11.40	3.39	3.87	11.40	18.12	46.23
Index	9.34	11.42	3.58	4.14	11.42	19.22	49.98

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,093.00	$ 1.05		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments(a)
U. S. Government & Agency Obligations	56.2%
Corporate Bonds & Notes	38.2
Foreign Government Obligations	4.3
Municipal Debt Obligations	1.3

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	59.7%
Aa	4.2
A	15.1
Baa	19.3
Ba	0.8
Not Rated	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of August 31, 2019	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.69%	7.93%	2.46%	2.96%	7.93%	12.91%	33.91%
Fund Market	5.74	8.03	2.47	2.91	8.03	12.96	33.27
Index	5.78	8.12	2.65	3.17	8.12	13.95	36.66

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,056.90	$ 1.03		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments(a)
U. S. Government & Agency Obligations	62.2%
Corporate Bonds & Notes	33.4
Foreign Government Obligations	4.3
Municipal Debt Obligations	0.1

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	65.8%
Aa	3.9
A	13.5
Baa	15.5
Ba	0.7
Not Rated	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of August 31, 2019	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.83%	7.10%	2.58%	3.03%	7.10%	13.57%	34.78%
Fund Market	4.83	7.10	2.57	3.02	7.10	13.51	34.67
Index	4.79	7.06	2.75	3.22	7.06	14.54	37.23

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,048.30	$ 0.36		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY ISSUER
Issuer	Percentage of Total Investments(a)
Federal National Mortgage Association	46.2%
Government National Mortgage Association	28.9
Federal Home Loan Mortgage Corp.	24.9

(a)	Excludes money market funds.

ALLOCATION BY MATURITY
Maturity	Percent of Total Investment(a)
5-10 Years	1.8%
10-15 Years	8.9
15-20 Years	3.0
20-25 Years	9.1
25-30 Years	71.1
30-35 Years	6.0
35-40 Years	0.1

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (unaudited) August 31, 2019	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 0.0%
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	$19	$19,532

Total Corporate Bonds & Notes — 0.0% (Cost: $19,359)		19,532

Foreign Government Obligations(a)

Iraq — 5.4%
Iraq Government AID Bond, 2.15%, 01/18/22	31,000	31,385,330

Israel — 8.0%
Israel Government AID Bond 5.50%, 09/18/23	31,346	36,214,034
5.50%, 12/04/23	6,362	7,385,009
5.50%, 04/26/24	1,764	2,071,871
5.50%, 09/18/33	914	1,309,204
Series 2-Z, 0.00%, 09/15/20(b)	4	3,910

		46,984,028

Jordan — 0.9%
Hashemite Kingdom of Jordan Government AID Bond 2.58%, 06/30/22	3,913	4,028,433
3.00%, 06/30/25	1,290	1,381,100

		5,409,533

Tunisia — 0.7%
Tunisia Government AID Bond, 1.42%, 08/05/21	3,860	3,841,781

Ukraine — 0.0%
Ukraine Government AID Bond, 1.47%, 09/29/21	233	232,292

Total Foreign Government Obligations — 15.0% (Cost: $85,109,745)		87,852,964

U.S. Government Agency Obligations

Financial — 2.1%
Navient Solutions LLC, 0.00%, 10/03/22(b)	7,067	6,651,743
Private Export Funding Corp., Series KK, 3.55%, 01/15/24	5,045	5,432,305

		12,084,048

U.S. Government Agency Obligations — 82.0%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(b)	100	84,622
Federal Farm Credit Banks 1.75%, 07/01/22	19,865	19,969,689
1.77%, 06/26/23	600	605,292
1.85%, 08/05/22	630	636,067
1.85%, 07/26/24	720	732,672
1.90%, 06/24/21	6,840	6,872,900
2.35%, 02/12/21	800	807,328
2.54%, 04/05/21	29,000	29,375,840
2.80%, 12/17/21	4,000	4,104,120
2.85%, 09/20/21	5,175	5,296,664
2.88%, 05/26/21	8,000	8,168,960
2.90%, 05/01/30	1,000	1,085,660
3.00%, 10/19/21	600	616,812
3.05%, 11/15/21	900	926,775
3.13%, 12/28/26	2,000	2,184,580
3.17%, 03/07/28	5	5,521
3.19%, 01/16/29	1,000	1,107,670
3.35%, 03/23/33	100	113,497
5.13%, 07/09/29	267	341,378
5.41%, 04/17/36	250	354,825

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Banks 1.13%, 07/14/21	$19,350	$19,194,039
1.38%, 09/28/20	3,690	3,674,908
1.50%, 08/15/24	2,095	2,099,986
1.69%, 05/25/21 (Call 11/25/19)	2,820	2,812,414
1.80%, 08/28/20 (Call 11/28/19)	1,500	1,498,605
2.13%, 06/09/23	4,500	4,608,180
2.25%, 06/11/21	12,000	12,136,920
2.25%, 03/11/22	2,400	2,443,992
2.38%, 03/12/21	12,000	12,134,760
2.50%, 12/09/22	1,735	1,788,906
2.50%, 12/10/27	7,480	7,897,160
2.63%, 12/10/21	3,335	3,412,806
2.88%, 12/10/21	30,645	31,541,366
3.00%, 10/12/21	8,800	9,063,032
3.00%, 09/11/26	3,250	3,516,500
3.00%, 03/10/28	4,690	5,145,352
3.13%, 12/11/20	20,500	20,858,135
3.13%, 09/09/22	1,000	1,048,270
3.13%, 06/13/25	1,055	1,144,295
3.13%, 09/12/25	2,165	2,351,861
3.13%, 12/12/25	1,015	1,106,989
3.25%, 06/09/28	1,500	1,680,570
3.25%, 11/16/28	4,110	4,668,179
3.38%, 09/08/23	7,000	7,514,290
3.38%, 12/08/23	1,490	1,605,460
3.63%, 03/12/21	750	772,208
4.00%, 09/01/28	810	949,814
5.50%, 07/15/36	3,010	4,484,750
5.63%, 03/14/36	500	744,800
Federal Home Loan Mortgage Corp. 0.00%, 11/29/19(b)	4,227	4,202,864
1.85%, 07/13/20 (Call 10/13/19)	14,810	14,803,187
2.38%, 02/16/21	8,350	8,439,262
2.38%, 01/13/22	6,259	6,378,359
6.25%, 07/15/32	1,107	1,667,629
6.75%, 03/15/31	5,971	9,049,827
Federal National Mortgage Association 0.00%, 10/09/19(b)	14	13,970
1.25%, 08/17/21	393	390,681
1.50%, 07/30/20	2	1,995
1.88%, 09/24/26	218	223,385
2.00%, 01/05/22	4,125	4,167,941
2.13%, 04/24/26	9	9,349
2.25%, 04/12/22	5,500	5,609,890
2.38%, 01/19/23	4,902	5,047,884
2.88%, 10/30/20	46,000	46,626,060
5.63%, 07/15/37	2,094	3,200,218
6.03%, 10/08/27	1,620	2,150,096
6.09%, 09/27/27	700	924,973
6.21%, 08/06/38	2,166	3,509,592
6.25%, 05/15/29	4,076	5,748,342
6.32%, 12/20/27	292	391,152
6.63%, 11/15/30	1,936	2,887,660
7.13%, 01/15/30	5,682	8,572,774
7.25%, 05/15/30	11,699	17,910,584
Residual Funding Corp. Principal STRIPS 0.00%, 07/15/20(b)	8,991	8,847,684
0.00%, 10/15/20(b)	4,824	4,730,366
0.00%, 01/15/21(b)	3,595	3,511,273

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Resolution Funding Corp., Series B, 9.38%, 10/15/20	$1,149	$1,242,287
Resolution Funding Corp. Interest Strip, 0.00%, 10/15/27(b)	300	256,575
Tennessee Valley Authority 3.50%, 12/15/42	94	111,020
3.88%, 02/15/21	2,007	2,070,020
4.65%, 06/15/35	1,000	1,301,510
4.70%, 07/15/33	3,821	4,997,524
4.88%, 01/15/48	250	364,370
5.25%, 09/15/39	5,545	7,963,008
5.50%, 06/15/38	1,047	1,523,992
5.88%, 04/01/36	24,800	36,567,848
Tennessee Valley Authority Principal Strip, 0.00%, 11/01/25(b)	200	178,124

		480,882,694

Total U.S. Government Agency Obligations — 84.1% (Cost: $474,800,385)		492,966,742

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.02%(c)(d)	1,447	$1,447,000

Total Short-Term Investments — 0.3% (Cost: $1,447,000)		1,447,000

Total Investments in Securities — 99.4% (Cost: $561,376,489)		582,286,238

Other Assets, Less Liabilities — 0.6%		3,765,194

Net Assets — 100.0%		$586,051,432

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,804	(19,357)	1,447	$1,447,000	$73,962	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$19,532	$—	$19,532
Foreign Government Obligations	—	87,852,964	—	87,852,964
U.S. Government Agency Obligations	—	492,966,742	—	492,966,742
Money Market Funds	1,447,000	—	—	1,447,000

	$1,447,000	$580,839,238	$—	$582,286,238

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$25	$26,269
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)	50	53,107
3.63%, 05/01/22	50	52,002
WPP Finance 2010, 3.75%, 09/19/24	70	73,137

		204,515

Aerospace & Defense — 0.7%
Boeing Co. (The) 2.95%, 02/01/30 (Call 11/01/29)	30	31,257
3.10%, 05/01/26 (Call 03/01/26)	50	52,769
3.38%, 06/15/46 (Call 12/15/45)	25	25,703
3.60%, 05/01/34 (Call 02/01/34)	50	55,120
3.63%, 03/01/48 (Call 09/01/47)	25	26,816
3.75%, 02/01/50 (Call 08/01/49)	35	38,898
Embraer Netherlands Finance BV 5.05%, 06/15/25	25	27,391
5.40%, 02/01/27	50	56,576
General Dynamics Corp. 2.63%, 11/15/27 (Call 08/15/27)	25	25,929
3.50%, 05/15/25 (Call 03/15/25)	25	26,879
L3Harris Technologies Inc. 3.95%, 05/28/24 (Call 02/28/24)(a)	18	19,233
4.85%, 04/27/35 (Call 10/27/34)	15	17,927
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	75	75,382
2.90%, 03/01/25 (Call 12/01/24)	15	15,644
3.60%, 03/01/35 (Call 09/01/34)	45	49,185
3.80%, 03/01/45 (Call 09/01/44)	25	28,528
4.07%, 12/15/42	35	41,195
4.50%, 05/15/36 (Call 11/15/35)	15	18,084
Series B, 6.15%, 09/01/36	25	35,255
Northrop Grumman Corp. 3.25%, 08/01/23	50	52,319
3.25%, 01/15/28 (Call 10/15/27)	25	26,541
3.50%, 03/15/21	15	15,321
4.75%, 06/01/43	25	30,874
5.05%, 11/15/40	40	50,430
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	36,915
Raytheon Co., 4.20%, 12/15/44 (Call 06/15/44)	15	18,085
Rockwell Collins Inc. 3.20%, 03/15/24 (Call 01/15/24)	50	51,992
3.50%, 03/15/27 (Call 12/15/26)	50	53,811
4.80%, 12/15/43 (Call 06/15/43)	15	18,373
United Technologies Corp. 3.10%, 06/01/22	125	129,061
3.13%, 05/04/27 (Call 01/04/27)	30	31,781
3.75%, 11/01/46 (Call 05/01/46)	25	27,680
4.13%, 11/16/28 (Call 08/16/28)(b)	75	85,750
4.50%, 06/01/42	100	120,369

		1,417,073

Agriculture — 0.5%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)	50	49,653
2.95%, 05/02/23	25	25,616
4.80%, 02/14/29 (Call 11/14/28)	125	141,286
5.38%, 01/31/44	95	112,238
5.80%, 02/14/39 (Call 08/14/38)	40	49,321
Archer-Daniels-Midland Co., 4.54%, 03/26/42	25	30,871

Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp. 3.56%, 08/15/27 (Call 05/15/27)	$50	$51,235
4.39%, 08/15/37 (Call 02/15/37)	50	50,248
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(b)	45	45,576
Philip Morris International Inc. 2.50%, 08/22/22	25	25,278
2.63%, 03/06/23	25	25,456
4.25%, 11/10/44	50	54,584
4.88%, 11/15/43	50	59,074
6.38%, 05/16/38	50	68,318
Reynolds American Inc. 4.00%, 06/12/22	50	52,301
5.70%, 08/15/35 (Call 02/15/35)	25	28,690
5.85%, 08/15/45 (Call 02/12/45)	50	56,408

		926,153

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	99	104,577
Series 2014-1, Class A, 3.70%, 04/01/28	19	19,926
Series 2015-1, Class A, 3.38%, 05/01/27	24	25,164
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	11	11,515
Delta Air Lines Inc. 2.60%, 12/04/20	25	25,063
3.80%, 04/19/23 (Call 03/19/23)	50	51,982
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	26,398

		264,625

Apparel — 0.1%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)	25	25,706
3.88%, 11/01/45 (Call 05/01/45)	50	58,231
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	25	26,884
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	25	25,888

		136,709

Auto Manufacturers — 0.7%
American Honda Finance Corp. 2.30%, 09/09/26	15	15,092
2.40%, 06/27/24	50	50,817
2.65%, 02/12/21	25	25,229
3.45%, 07/14/23	15	15,829
3.50%, 02/15/28	35	38,228
Ford Motor Co. 4.75%, 01/15/43	70	63,001
6.63%, 10/01/28	80	90,640
Ford Motor Credit Co. LLC, 5.60%, 01/07/22	200	211,304
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	25	25,745
4.88%, 10/02/23	40	42,980
5.00%, 10/01/28 (Call 07/01/28)	50	53,821
5.00%, 04/01/35	25	25,576
5.40%, 04/01/48 (Call 10/01/47)	25	25,852
5.95%, 04/01/49 (Call 10/01/48)	25	27,817
6.25%, 10/02/43	25	28,073
General Motors Financial Co. Inc. 2.45%, 11/06/20	30	29,983
3.55%, 07/08/22	50	51,227
3.70%, 11/24/20 (Call 10/24/20)	75	76,000
4.15%, 06/19/23 (Call 05/19/23)	90	94,007
4.20%, 11/06/21	50	51,782

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.35%, 04/09/25 (Call 02/09/25)	$25	$26,164
PACCAR Financial Corp. 2.65%, 05/10/22	25	25,468
2.80%, 03/01/21	25	25,309
Toyota Motor Credit Corp. 2.15%, 09/08/22	100	100,783
2.25%, 10/18/23	25	25,342
2.65%, 04/12/22	25	25,496
2.90%, 04/17/24	25	26,044
2.95%, 04/13/21	25	25,433
3.40%, 09/15/21	25	25,752
3.40%, 04/14/25	25	26,833

		1,375,627

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	35	37,259

Banks — 8.1%
Australia & New Zealand Banking Group Ltd./New York NY, 2.30%, 06/01/21	250	251,312
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)	25	25,001
2.74%, 01/23/22 (Call 01/23/21)(c)	75	75,580
2.82%, 07/21/23 (Call 07/21/22)(c)	25	25,474
2.88%, 04/24/23 (Call 04/24/22)(c)	50	50,910
3.00%, 12/20/23 (Call 12/20/22)(c)	110	112,863
3.19%, 07/23/30 (Call 07/23/29)(c)	50	52,288
3.30%, 01/11/23	100	103,934
3.42%, 12/20/28 (Call 12/20/27)(c)	75	79,276
3.55%, 03/05/24 (Call 03/05/23)(c)	90	94,083
3.56%, 04/23/27 (Call 04/23/26)(c)	125	133,101
3.82%, 01/20/28 (Call 01/20/27)(c)	50	54,101
3.86%, 07/23/24 (Call 07/23/23)(c)	25	26,552
3.95%, 01/23/49 (Call 01/23/48)(c)	50	57,670
4.00%, 04/01/24	200	216,186
4.13%, 01/22/24	65	70,425
4.20%, 08/26/24	175	188,697
4.27%, 07/23/29 (Call 07/23/28)(c)	25	28,200
4.33%, 03/15/50 (Call 03/15/49)(c)	25	30,557
4.45%, 03/03/26	150	164,968
5.00%, 01/21/44	30	39,070
Bank of Montreal 1.90%, 08/27/21	85	84,984
2.50%, 06/28/24	50	50,724
2.90%, 03/26/22	75	76,609
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	175	175,306
2.45%, 11/27/20 (Call 10/27/20)	25	25,114
3.50%, 04/28/23	55	57,900
3.55%, 09/23/21 (Call 08/23/21)	20	20,624
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	25	26,666
Series G, 3.00%, 02/24/25 (Call 01/24/25)	25	26,029
Bank of Nova Scotia (The) 2.70%, 03/07/22	25	25,480
2.70%, 08/03/26	25	25,599
4.38%, 01/13/21	25	25,798
4.50%, 12/16/25	100	109,691
Barclays PLC, 3.93%, 05/07/25 (Call 05/07/24)(c)	200	205,594
BB&T Corp., 2.50%, 08/01/24 (Call 07/01/24)	50	50,783
BNP Paribas SA, 5.00%, 01/15/21	76	78,943
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	100	100,986

Security	Par (000)	Value

Banks (continued)
Citigroup Inc. 2.70%, 03/30/21	$100	$101,000
2.70%, 10/27/22 (Call 09/27/22)	150	152,514
3.14%, 01/24/23 (Call 01/24/22)(c)	50	51,117
3.52%, 10/27/28 (Call 10/27/27)(c)	50	53,110
3.70%, 01/12/26	180	193,774
3.75%, 06/16/24	50	53,535
3.88%, 03/26/25	50	52,896
3.88%, 01/24/39 (Call 01/22/38)(c)	25	27,849
3.98%, 03/20/30 (Call 03/20/29)(c)	50	55,229
4.04%, 06/01/24 (Call 06/01/23)(c)	90	95,771
4.08%, 04/23/29 (Call 04/23/28)(c)	50	55,235
4.13%, 07/25/28	25	27,223
4.40%, 06/10/25	50	54,257
4.65%, 07/23/48 (Call 06/23/48)	140	175,833
5.30%, 05/06/44	50	63,961
5.50%, 09/13/25	25	28,625
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	50	50,089
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	50	55,561
Cooperatieve Rabobank UA, 5.25%, 05/24/41	90	123,709
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	150	156,448
Deutsche Bank AG, 4.10%, 01/13/26(b)	25	25,158
Deutsche Bank AG/London, 3.70%, 05/30/24	100	99,717
Fifth Third Bancorp. 3.95%, 03/14/28 (Call 02/14/28)	65	72,084
4.30%, 01/16/24 (Call 12/16/23)	165	178,117
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	75	75,127
2.75%, 09/15/20 (Call 08/15/20)	300	301,584
2.88%, 02/25/21 (Call 01/25/21)	50	50,471
3.20%, 02/23/23 (Call 01/23/23)	50	51,639
3.27%, 09/29/25 (Call 09/29/24)(c)	50	51,900
3.50%, 01/23/25 (Call 10/23/24)	100	105,167
3.50%, 11/16/26 (Call 11/16/25)	50	52,474
3.75%, 05/22/25 (Call 02/22/25)	33	35,193
3.81%, 04/23/29 (Call 04/23/28)(c)	25	26,879
4.02%, 10/31/38 (Call 10/31/37)(c)	35	38,676
4.22%, 05/01/29 (Call 05/01/28)(c)	100	110,629
4.25%, 10/21/25	150	162,054
4.75%, 10/21/45 (Call 04/21/45)	25	30,883
5.75%, 01/24/22	147	159,130
5.95%, 01/15/27	27	32,243
6.25%, 02/01/41	25	35,452
6.75%, 10/01/37	100	136,722
HSBC Holdings PLC 3.95%, 05/18/24 (Call 05/18/23)(c)	200	209,726
4.00%, 03/30/22	250	261,385
4.04%, 03/13/28 (Call 03/13/27)(c)	250	267,077
6.80%, 06/01/38	150	211,086
JPMorgan Chase & Co. 2.55%, 10/29/20 (Call 09/29/20)	100	100,533
2.95%, 10/01/26 (Call 07/01/26)	75	77,535
2.97%, 01/15/23 (Call 01/15/22)	575	586,655
3.13%, 01/23/25 (Call 10/23/24)	25	26,048
3.21%, 04/01/23 (Call 04/01/22)(c)	25	25,685
3.25%, 09/23/22	25	25,906
3.51%, 06/18/22 (Call 06/18/21)(c)	100	102,395
3.51%, 01/23/29 (Call 01/23/28)(c)	50	53,567

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.54%, 05/01/28 (Call 05/01/27)(c)	$25	$26,802
3.56%, 04/23/24 (Call 04/23/23)(c)	173	181,524
3.80%, 07/23/24 (Call 07/23/23)(c)	75	79,558
3.88%, 07/24/38 (Call 07/24/37)(c)	25	28,047
3.90%, 01/23/49 (Call 01/23/48)(c)	25	28,751
3.96%, 11/15/48 (Call 11/15/47)(c)	150	173,542
4.20%, 07/23/29 (Call 07/23/28)(c)	55	62,011
4.25%, 10/01/27	50	55,754
4.26%, 02/22/48 (Call 02/22/47)(c)	25	30,331
5.60%, 07/15/41	25	34,780
6.40%, 05/15/38	35	50,875
KeyCorp., 5.10%, 03/24/21	85	88,818
KfW 0.00%, 04/18/36(d)	25	18,081
0.00%, 06/29/37(d)	10	7,048
1.63%, 03/15/21	100	99,986
2.00%, 05/02/25	50	51,384
2.13%, 06/15/22	145	147,498
2.13%, 01/17/23	25	25,520
2.38%, 08/25/21	100	101,571
2.50%, 02/15/22	250	255,967
2.50%, 11/20/24	429	451,051
2.63%, 01/25/22	75	76,968
2.88%, 04/03/28	25	27,674
Landwirtschaftliche Rentenbank 2.00%, 01/13/25	25	25,647
2.38%, 06/10/25	50	52,364
Series 37, 2.50%, 11/15/27	25	26,706
Lloyds Bank PLC, 3.30%, 05/07/21	200	203,350
Lloyds Banking Group PLC, 3.75%, 01/11/27	250	260,290
Mitsubishi UFJ Financial Group Inc. 2.67%, 07/25/22	25	25,314
2.80%, 07/18/24	200	204,608
3.46%, 03/02/23	25	26,049
3.68%, 02/22/27	50	54,079
3.78%, 03/02/25	25	26,836
3.96%, 03/02/28	50	55,671
Morgan Stanley 2.75%, 05/19/22	25	25,425
3.13%, 01/23/23	50	51,563
3.13%, 07/27/26	100	103,770
3.77%, 01/24/29 (Call 01/24/28)(c)	50	53,934
3.95%, 04/23/27	50	53,476
4.00%, 07/23/25	50	54,236
4.10%, 05/22/23	30	31,762
4.30%, 01/27/45	160	189,205
4.35%, 09/08/26	50	54,681
4.38%, 01/22/47	25	30,269
4.43%, 01/23/30 (Call 01/23/29)(c)	30	34,246
4.46%, 04/22/39 (Call 04/22/38)(c)	25	29,602
5.50%, 07/28/21	200	212,262
MUFG Americas Holdings Corp., 3.50%, 06/18/22	25	25,821
Northern Trust Corp. 2.38%, 08/02/22	25	25,336
3.15%, 05/03/29 (Call 02/03/29)	50	53,506
3.38%, 08/23/21	25	25,695
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)	200	212,588
3.45%, 04/23/29 (Call 01/23/29)	25	27,089
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	100	101,355

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada 2.15%, 10/26/20	$55	$55,131
2.35%, 10/30/20	40	40,194
2.55%, 07/16/24	25	25,447
2.80%, 04/29/22	50	51,039
4.65%, 01/27/26	25	27,865
Royal Bank of Scotland Group PLC 5.08%, 01/27/30 (Call 01/27/29)(c)	250	279,355
6.00%, 12/19/23	100	108,653
Santander Holdings USA Inc. 4.50%, 07/17/25 (Call 04/17/25)	75	80,702
Series FXD, 3.50%, 06/07/24 (Call 05/07/24)	50	51,676
Santander UK PLC 2.88%, 06/18/24	200	203,590
4.00%, 03/13/24	25	26,631
State Street Corp. 3.78%, 12/03/24 (Call 12/03/23)(c)	25	26,638
4.38%, 03/07/21	25	25,898
Sumitomo Mitsui Financial Group Inc. 2.63%, 07/14/26	50	50,582
2.78%, 10/18/22	50	50,933
2.93%, 03/09/21	110	111,231
3.10%, 01/17/23	25	25,822
3.35%, 10/18/27	75	79,829
3.45%, 01/11/27	90	95,773
3.54%, 01/17/28	25	27,012
SunTrust Bank/Atlanta GA 3.00%, 02/02/23 (Call 01/02/23)	75	77,196
3.20%, 04/01/24 (Call 03/01/24)	25	26,127
4.05%, 11/03/25 (Call 09/03/25)	85	93,269
SunTrust Banks Inc., 2.70%, 01/27/22 (Call 12/27/21)	25	25,326
SVB Financial Group, 3.50%, 01/29/25	80	83,198
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	119,424
Toronto-Dominion Bank (The) 1.80%, 07/13/21	200	199,522
2.13%, 04/07/21	75	75,229
2.50%, 12/14/20	50	50,343
2.55%, 01/25/21	50	50,426
3.25%, 06/11/21	25	25,575
U.S. Bancorp. 3.00%, 03/15/22 (Call 02/15/22)	25	25,627
Series V, 2.38%, 07/22/26 (Call 06/22/26)	95	96,760
Series V, 2.63%, 01/24/22 (Call 12/23/21)	25	25,426
Wells Fargo & Co. 2.55%, 12/07/20	50	50,271
3.20%, 06/17/27 (Call 06/17/26)(c)	90	93,955
3.30%, 09/09/24	50	52,559
3.50%, 03/08/22	25	25,880
3.55%, 09/29/25	25	26,613
3.58%, 05/22/28 (Call 05/22/27)(c)	50	53,635
3.75%, 01/24/24 (Call 12/24/23)	40	42,588
3.90%, 05/01/45	50	58,407
4.15%, 01/24/29 (Call 10/24/28)	50	56,065
4.48%, 01/16/24	405	438,967
4.65%, 11/04/44	25	29,906
4.75%, 12/07/46	50	61,165
4.90%, 11/17/45	25	30,999
5.61%, 01/15/44	25	33,490
Wells Fargo Capital X, 5.95%, 12/01/86	50	62,116

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp. 2.10%, 05/13/21	$30	$30,075
2.50%, 06/28/22	25	25,391
2.65%, 01/25/21	25	25,237
3.35%, 03/08/27	25	26,990
3.65%, 05/15/23	25	26,491

		16,582,236

Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)	35	37,606
4.70%, 02/01/36 (Call 08/01/35)	100	116,337
4.90%, 02/01/46 (Call 08/01/45)	275	327,767
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	45	46,817
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42	100	101,890
4.00%, 04/13/28 (Call 01/13/28)	25	27,763
4.60%, 04/15/48 (Call 10/15/47)	25	29,021
5.55%, 01/23/49 (Call 07/23/48)	75	98,501
8.00%, 11/15/39	50	78,490
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	103	105,270
Coca-Cola Co. (The) 2.90%, 05/25/27	15	15,996
3.20%, 11/01/23	100	105,819
3.30%, 09/01/21	50	51,442
Constellation Brands Inc. 3.20%, 02/15/23 (Call 01/15/23)	50	51,513
3.70%, 12/06/26 (Call 09/06/26)	100	106,975
Diageo Capital PLC, 5.88%, 09/30/36	25	34,727
Diageo Investment Corp. 2.88%, 05/11/22	25	25,643
8.00%, 09/15/22	25	29,391
Keurig Dr Pepper Inc. 3.43%, 06/15/27 (Call 03/15/27)	15	15,570
4.60%, 05/25/28 (Call 02/25/28)	100	112,910
5.09%, 05/25/48 (Call 11/25/47)	15	18,157
Molson Coors Brewing Co. 2.10%, 07/15/21 (Call 06/15/21)	25	24,952
5.00%, 05/01/42	115	127,995
PepsiCo Inc. 2.15%, 10/14/20 (Call 09/14/20)	40	40,104
2.63%, 07/29/29 (Call 04/29/29)	100	103,811
2.75%, 04/30/25 (Call 01/30/25)	46	48,095
3.00%, 10/15/27 (Call 07/15/27)	15	16,073
4.00%, 05/02/47 (Call 11/02/46)	50	60,139

		1,958,774

Biotechnology — 0.6%
Amgen Inc. 2.25%, 08/19/23 (Call 06/19/23)	35	35,266
2.60%, 08/19/26 (Call 05/19/26)	50	50,573
3.13%, 05/01/25 (Call 02/01/25)	100	104,341
3.45%, 10/01/20	25	25,346
3.63%, 05/15/22 (Call 02/15/22)	25	25,944
4.66%, 06/15/51 (Call 12/15/50)	100	118,869
6.40%, 02/01/39	25	34,390
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	8	10,559
Biogen Inc. 2.90%, 09/15/20	30	30,176

Security	Par (000)	Value

Biotechnology (continued)
4.05%, 09/15/25 (Call 06/15/25)	$25	$27,190
5.20%, 09/15/45 (Call 03/15/45)	25	29,987
Celgene Corp. 2.88%, 08/15/20	50	50,304
3.63%, 05/15/24 (Call 02/15/24)	250	265,280
4.00%, 08/15/23	25	26,736
4.35%, 11/15/47 (Call 05/15/47)	25	30,204
5.00%, 08/15/45 (Call 02/15/45)	25	32,162
Gilead Sciences Inc. 2.55%, 09/01/20	25	25,127
3.25%, 09/01/22 (Call 07/01/22)	25	25,860
3.50%, 02/01/25 (Call 11/01/24)	35	37,220
3.65%, 03/01/26 (Call 12/01/25)	50	53,756
4.00%, 09/01/36 (Call 03/01/36)	20	22,539
4.40%, 12/01/21 (Call 09/01/21)	25	26,159
4.60%, 09/01/35 (Call 03/01/35)	75	89,420
5.65%, 12/01/41 (Call 06/01/41)	25	32,964

		1,210,372

Building Materials — 0.1%
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)	50	56,167
5.13%, 09/14/45 (Call 03/14/45)	2	2,414
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	25,801
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	20	21,676
Owens Corning, 4.40%, 01/30/48 (Call 07/30/47)	15	14,052
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	25	27,048

		147,158

Chemicals — 0.7%
Air Products & Chemicals Inc., 2.75%, 02/03/23	25	25,711
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	40	42,010
Celanese U.S. Holdings LLC 3.50%, 05/08/24 (Call 04/08/24)	25	26,016
4.63%, 11/15/22	35	37,253
Dow Chemical Co. (The) 3.15%, 05/15/24 (Call 04/15/24)(a)	25	25,778
3.50%, 10/01/24 (Call 07/01/24)	75	78,614
3.63%, 05/15/26 (Call 03/15/26)(a)	30	31,619
4.25%, 10/01/34 (Call 04/01/34)	25	27,366
4.80%, 05/15/49 (Call 11/15/48)(a)	25	28,283
5.25%, 11/15/41 (Call 08/15/41)	15	17,223
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	100	123,187
Eastman Chemical Co. 3.60%, 08/15/22 (Call 05/15/22)	18	18,583
3.80%, 03/15/25 (Call 12/15/24)	85	89,389
4.50%, 12/01/28 (Call 09/01/28)	25	27,703
Ecolab Inc., 4.35%, 12/08/21	27	28,368
LYB International Finance BV, 5.25%, 07/15/43	25	28,852
Mosaic Co. (The) 3.75%, 11/15/21 (Call 08/15/21)	50	51,187
4.05%, 11/15/27 (Call 08/15/27)	80	83,494
4.25%, 11/15/23 (Call 08/15/23)	50	52,690
Nutrien Ltd. 3.15%, 10/01/22 (Call 07/01/22)	50	51,052
4.00%, 12/15/26 (Call 09/15/26)	50	54,209
4.90%, 06/01/43 (Call 12/01/42)	25	28,622
PPG Industries Inc. 3.60%, 11/15/20	25	25,436
3.75%, 03/15/28 (Call 12/15/27)(b)	10	10,990

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Praxair Inc. 2.25%, 09/24/20	$25	$25,075
2.45%, 02/15/22 (Call 11/15/21)	25	25,327
RPM International Inc. 4.25%, 01/15/48 (Call 07/15/47)	15	15,048
4.55%, 03/01/29 (Call 12/01/28)	20	21,895
Sherwin-Williams Co. (The) 2.75%, 06/01/22 (Call 05/01/22)	126	128,011
4.50%, 06/01/47 (Call 12/01/46)	25	28,476
Syngenta Finance NV, 3.13%, 03/28/22	29	29,286
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	50	51,836

		1,338,589

Commercial Services — 0.2%
Automatic Data Processing Inc. 2.25%, 09/15/20 (Call 08/15/20)	25	25,072
3.38%, 09/15/25 (Call 06/15/25)	16	17,237
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	50	54,402
IHS Markit Ltd., 4.25%, 05/01/29 (Call 02/01/29)	25	27,097
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	35	41,861
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	7	8,484
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	35	38,648
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	30	30,756
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	70	76,996
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	30	34,003
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	25	27,028

		381,584

Computers — 1.0%
Apple Inc. 2.00%, 11/13/20	25	25,067
2.15%, 02/09/22	120	121,078
2.40%, 01/13/23 (Call 12/13/22)	25	25,482
2.40%, 05/03/23	86	87,814
2.50%, 02/09/22 (Call 01/09/22)	73	74,227
2.50%, 02/09/25	53	54,501
2.75%, 01/13/25 (Call 11/13/24)	25	25,979
3.00%, 11/13/27 (Call 08/13/27)	25	26,620
3.20%, 05/11/27 (Call 02/11/27)	45	48,231
3.45%, 02/09/45	30	32,383
3.85%, 05/04/43	120	136,768
4.38%, 05/13/45	25	30,798
Dell International LLC/EMC Corp. 4.42%, 06/15/21 (Call 05/15/21)(a)	145	149,409
5.45%, 06/15/23 (Call 04/15/23)(a)	125	136,006
6.02%, 06/15/26 (Call 03/15/26)(a)	50	56,452
8.10%, 07/15/36 (Call 01/15/36)(a)	50	63,533
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	292	296,070
4.90%, 10/15/25 (Call 07/15/25)	20	22,148
HP Inc., 3.75%, 12/01/20	17	17,287
International Business Machines Corp. 2.90%, 11/01/21	100	101,813
3.38%, 08/01/23	100	104,933
3.50%, 05/15/29	100	108,524
4.15%, 05/15/39	100	115,683
4.70%, 02/19/46	40	49,345

Security	Par (000)	Value

Computers (continued)
5.60%, 11/30/39	$25	$33,500
6.22%, 08/01/27	25	31,618
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	40	41,242
4.75%, 06/01/23	25	26,066
4.75%, 01/01/25	100	104,277

		2,146,854

Cosmetics & Personal Care — 0.1%
Estee Lauder Companies Inc. (The), 4.15%, 03/15/47 (Call 09/15/46)	25	30,410
Procter & Gamble Co. (The) 2.15%, 08/11/22	15	15,195
2.30%, 02/06/22	100	101,406
3.10%, 08/15/23	40	42,223
Unilever Capital Corp., 5.90%, 11/15/32	25	34,506

		223,740

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	25	29,971

Diversified Financial Services — 1.5%
Affiliated Managers Group Inc., 3.50%, 08/01/25	25	26,059
Air Lease Corp. 2.50%, 03/01/21	25	25,095
2.75%, 01/15/23 (Call 12/15/22)	40	40,409
3.63%, 12/01/27 (Call 09/01/27)	25	26,013
3.75%, 06/01/26 (Call 04/01/26)	50	52,431
Aircastle Ltd., 5.50%, 02/15/22	100	106,661
American Express Co. 3.00%, 02/22/21 (Call 01/22/21)	25	25,347
3.38%, 05/17/21 (Call 04/17/21)	125	127,666
3.63%, 12/05/24 (Call 11/04/24)	25	26,645
4.05%, 12/03/42	25	29,838
4.20%, 11/06/25 (Call 10/06/25)	100	110,830
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/05/21)	150	150,702
Series F, 2.60%, 09/14/20 (Call 08/14/20)	30	30,158
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)	15	15,850
4.00%, 04/01/24 (Call 02/01/24)	40	42,716
Capital One Financial Corp. 3.30%, 10/30/24 (Call 09/30/24)	250	259,182
3.50%, 06/15/23	75	78,349
3.75%, 04/24/24 (Call 03/24/24)	20	21,144
3.75%, 03/09/27 (Call 02/09/27)	100	105,900
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	25	27,027
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	15	15,366
3.20%, 01/25/28 (Call 10/25/27)	25	26,534
3.25%, 05/21/21 (Call 04/21/21)	25	25,519
3.25%, 05/22/29 (Call 02/22/29)	25	26,836
3.45%, 02/13/26 (Call 11/13/25)	10	10,724
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	35	48,601
Credit Suisse USA Inc., 7.13%, 07/15/32	200	295,710
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	50	52,706
3.85%, 11/21/22	50	52,453
3.95%, 11/06/24 (Call 08/06/24)	25	26,669
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	25	27,496
Franklin Resources Inc., 2.85%, 03/30/25	15	15,533

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	$200	$198,634
4.42%, 11/15/35	200	203,250
Intercontinental Exchange Inc. 2.75%, 12/01/20 (Call 11/01/20)	25	25,216
3.75%, 12/01/25 (Call 09/01/25)	28	30,370
4.25%, 09/21/48 (Call 03/21/48)	50	60,795
International Lease Finance Corp. 8.25%, 12/15/20	20	21,466
8.63%, 01/15/22	50	57,009
Invesco Finance PLC, 4.00%, 01/30/24	25	26,598
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	75	80,162
Lazard Group LLC, 3.75%, 02/13/25	15	15,773
Mastercard Inc., 3.38%, 04/01/24	125	133,481
ORIX Corp., 3.25%, 12/04/24	25	26,108
Raymond James Financial Inc., 3.63%, 09/15/26	25	26,322
Stifel Financial Corp., 4.25%, 07/18/24	52	55,280
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	10	10,268
4.25%, 08/15/24 (Call 05/15/24)	25	26,570
4.50%, 07/23/25 (Call 04/24/25)	50	53,735
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	25	25,593
3.30%, 04/01/27 (Call 01/01/27)	13	13,784
Visa Inc. 4.15%, 12/14/35 (Call 06/14/35)	35	42,887
4.30%, 12/14/45 (Call 06/14/45)	50	63,389

		3,148,859

Electric — 2.4%
AEP Texas Inc., Series G, 4.15%, 05/01/49 (Call 11/01/48)	40	47,904
AEP Transmission Co. LLC 3.75%, 12/01/47 (Call 06/01/47)	25	27,938
3.80%, 06/15/49 (Call 12/15/48)	25	28,470
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	65	68,951
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	15	17,775
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	45	46,606
Baltimore Gas & Electric Co., 3.75%, 08/15/47 (Call 02/15/47)	70	78,401
Berkshire Hathaway Energy Co., 5.95%, 05/15/37	25	34,717
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	25	26,776
CenterPoint Energy Houston Electric LLC, 3.55%, 08/01/42 (Call 02/01/42)	15	16,298
CenterPoint Energy Inc., 3.85%, 02/01/24 (Call 01/01/24)	25	26,504
Commonwealth Edison Co., 4.00%, 03/01/49 (Call 09/01/48)	25	29,435
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	15	17,673
Consolidated Edison Co. of New York Inc. 4.45%, 03/15/44 (Call 09/15/43)	85	101,737
4.63%, 12/01/54 (Call 06/01/54)	25	30,663
Series 08-B, 6.75%, 04/01/38	15	22,412
Consumers Energy Co. 3.38%, 08/15/23 (Call 05/15/23)	25	26,320
4.05%, 05/15/48 (Call 11/15/47)	50	59,673
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	35	39,824
Dominion Energy Inc. 4.25%, 06/01/28 (Call 03/01/28)	40	44,699
Series B, 5.95%, 06/15/35	50	64,198
Series E, 6.30%, 03/15/33	25	33,371

Security	Par (000)	Value

Electric (continued)
Dominion Energy South Carolina Inc., 5.10%, 06/01/65 (Call 12/01/64)	$25	$33,947
DTE Electric Co. 3.65%, 03/15/24 (Call 12/15/23)	25	26,585
3.70%, 06/01/46 (Call 12/01/45)	25	28,263
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	50	51,193
3.80%, 03/15/27 (Call 12/15/26)	35	37,875
Duke Energy Carolinas LLC 2.45%, 08/15/29 (Call 05/15/29)	50	50,505
2.50%, 03/15/23 (Call 01/15/23)	25	25,474
2.95%, 12/01/26 (Call 09/01/26)	25	26,201
3.88%, 03/15/46 (Call 09/15/45)	25	28,467
5.30%, 02/15/40	30	39,847
Duke Energy Corp. 2.40%, 08/15/22 (Call 07/15/22)	46	46,492
3.55%, 09/15/21 (Call 06/15/21)	85	87,060
3.75%, 09/01/46 (Call 03/01/46)	100	105,483
3.95%, 08/15/47 (Call 02/15/47)	25	27,373
Duke Energy Florida LLC, 6.35%, 09/15/37	25	36,403
Duke Energy Indiana LLC, 6.45%, 04/01/39	25	37,504
Duke Energy Progress LLC 3.60%, 09/15/47 (Call 03/15/47)	15	16,302
4.10%, 03/15/43 (Call 09/15/42)	15	17,466
Edison International 2.40%, 09/15/22 (Call 08/15/22)	25	24,830
4.13%, 03/15/28 (Call 12/15/27)	35	36,542
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	15,614
Entergy Arkansas LLC 3.50%, 04/01/26 (Call 01/01/26)	75	80,504
3.75%, 02/15/21 (Call 11/15/20)	25	25,486
4.20%, 04/01/49 (Call 10/01/48)	25	30,150
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	15	16,013
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)	25	25,544
Series H, 3.15%, 01/15/25 (Call 10/15/24)	25	25,999
Series K, 2.75%, 03/15/22 (Call 02/15/22)	50	50,809
Exelon Corp. 2.45%, 04/15/21 (Call 03/15/21)	25	25,031
3.50%, 06/01/22 (Call 05/01/22)	80	82,202
4.45%, 04/15/46 (Call 10/15/45)	23	26,797
4.95%, 06/15/35 (Call 12/15/34)	25	30,031
Exelon Generation Co. LLC, 6.25%, 10/01/39	25	32,130
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	50	53,749
Series B, 4.25%, 03/15/23 (Call 12/15/22)	25	26,560
Series C, 4.85%, 07/15/47 (Call 01/15/47)	55	67,263
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	15	15,415
4.05%, 10/01/44 (Call 04/01/44)	25	29,531
4.13%, 06/01/48 (Call 12/01/47)	15	18,146
5.69%, 03/01/40	25	35,015
Georgia Power Co. 4.30%, 03/15/42	75	85,139
Series 10-C, 4.75%, 09/01/40	45	53,425
Hydro-Quebec, Series HK, 9.38%, 04/15/30	25	41,899
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	25	27,863
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	40	51,541
Kansas City Power & Light Co. 3.65%, 08/15/25 (Call 05/15/25)	25	26,820

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	$50	$59,466
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	15	19,516
Louisville Gas & Electric Co. 4.25%, 04/01/49 (Call 10/01/48)	25	30,443
Series 25, 3.30%, 10/01/25 (Call 04/01/25)	25	26,495
MidAmerican Energy Co., 4.25%, 05/01/46 (Call 11/01/45)	25	30,354
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/01/20 (Call 10/01/20)	25	25,094
3.40%, 02/07/28 (Call 11/07/27)	90	97,547
Nevada Power Co., Series N, 6.65%, 04/01/36	50	72,395
NextEra Energy Capital Holdings Inc. 3.15%, 04/01/24 (Call 03/01/24)	80	83,231
3.50%, 04/01/29 (Call 01/01/29)	50	53,658
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	25	25,090
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	25	26,926
Oglethorpe Power Corp., 5.95%, 11/01/39	25	33,294
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	25	29,239
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	15	17,277
Oncor Electric Delivery Co. LLC 3.70%, 11/15/28 (Call 08/15/28)(a)	30	33,462
3.80%, 06/01/49 (Call 12/01/48)(a)	25	29,113
4.55%, 12/01/41 (Call 06/01/41)	25	31,102
7.00%, 09/01/22	25	28,562
PacifiCorp, 4.15%, 02/15/50 (Call 08/15/49)	90	108,286
Pinnacle West Capital Corp., 2.25%, 11/30/20	125	124,899
PNM Resources Inc., 3.25%, 03/09/21	25	25,313
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	25	29,481
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	30	30,755
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	10	12,004
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	50	52,731
Public Service Co. of Colorado 3.70%, 06/15/28 (Call 12/15/27)	55	61,213
4.30%, 03/15/44 (Call 09/15/43)	25	30,269
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	25	26,020
Public Service Electric & Gas Co. 2.38%, 05/15/23 (Call 02/15/23)	25	25,356
3.20%, 05/15/29 (Call 02/15/29)	35	37,862
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	25	25,711
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	25	26,855
Puget Sound Energy Inc., 6.27%, 03/15/37	25	35,006
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	25	26,290
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	25	27,449
Sempra Energy 3.75%, 11/15/25 (Call 08/15/25)	25	26,608
4.00%, 02/01/48 (Call 08/01/47)	50	53,984
6.00%, 10/15/39	10	13,092
Southern California Edison Co. 4.65%, 10/01/43 (Call 04/01/43)	15	17,695
6.05%, 03/15/39	50	66,597
Series 08-A, 5.95%, 02/01/38	62	81,105
Series D, 3.40%, 06/01/23 (Call 05/01/23)	50	51,836
Southern Co. (The) 4.40%, 07/01/46 (Call 01/01/46)	25	28,187
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	50	51,788
Southern Power Co., Series F, 4.95%, 12/15/46 (Call 06/15/46)	25	28,494

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48 (Call 08/01/47)	$25	$27,231
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	26	26,668
Union Electric Co. 3.50%, 04/15/24 (Call 01/15/24)	15	15,912
3.90%, 09/15/42 (Call 03/15/42)	25	28,328
Virginia Electric & Power Co.
Series B, 4.20%, 05/15/45 (Call 11/15/44)	15	17,623
Series D, 4.65%, 08/15/43 (Call 02/15/43)	25	30,831
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	20	21,043
Wisconsin Public Service Corp. 3.35%, 11/21/21	10	10,287
4.75%, 11/01/44 (Call 05/01/44)	20	25,694
Xcel Energy Inc. 3.30%, 06/01/25 (Call 12/01/24)	40	41,924
3.35%, 12/01/26 (Call 06/01/26)	25	26,540

		4,822,064

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	30	30,794

Electronics — 0.2%
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)	50	50,736
4.50%, 03/01/23 (Call 12/01/22)	50	52,718
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	25	26,762
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	125	127,931
Honeywell International Inc. 2.30%, 08/15/24 (Call 07/15/24)	25	25,536
3.81%, 11/21/47 (Call 05/21/47)	25	29,496
Jabil Inc. 3.95%, 01/12/28 (Call 10/12/27)	25	25,404
5.63%, 12/15/20	25	25,967
Legrand France SA, 8.50%, 02/15/25	15	19,811
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	25	26,230
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	43	46,741
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	25	26,270

		483,602

Engineering & Construction — 0.0%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	40	40,476

Environmental Control — 0.1%
Republic Services Inc. 3.95%, 05/15/28 (Call 02/15/28)	40	44,816
4.75%, 05/15/23 (Call 02/15/23)	25	27,203
5.70%, 05/15/41 (Call 11/15/40)	10	13,588
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	25	26,796
Waste Management Inc. 3.13%, 03/01/25 (Call 12/01/24)	25	26,307
3.20%, 06/15/26 (Call 04/15/26)	10	10,622
3.45%, 06/15/29 (Call 03/15/29)	25	27,344
4.00%, 07/15/39 (Call 01/15/39)	10	11,540
4.10%, 03/01/45 (Call 09/01/44)	15	17,529

		205,745

Food — 0.8%
Campbell Soup Co. 2.50%, 08/02/22	25	25,131
3.65%, 03/15/23 (Call 02/15/23)	50	52,127
3.95%, 03/15/25 (Call 01/15/25)	50	52,985
4.15%, 03/15/28 (Call 12/15/27)	50	53,896

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	$85	$87,543
4.85%, 11/01/28 (Call 08/01/28)	25	28,534
7.00%, 10/01/28	15	19,053
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	25	25,317
4.70%, 04/17/48 (Call 10/17/47)	105	124,393
Hershey Co. (The) 3.10%, 05/15/21	25	25,457
3.38%, 05/15/23 (Call 04/15/23)	15	15,785
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	25	25,630
JM Smucker Co. (The), 3.50%, 03/15/25	95	99,840
Kellogg Co. 2.65%, 12/01/23	13	13,221
3.25%, 04/01/26	50	52,401
4.30%, 05/15/28 (Call 02/15/28)	50	56,195
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	5	6,192
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	50	49,186
3.38%, 06/15/21	25	25,381
3.95%, 07/15/25 (Call 04/15/25)	25	25,952
4.00%, 06/15/23 (Call 05/15/23)	80	83,126
4.38%, 06/01/46 (Call 12/01/45)	100	95,971
5.00%, 07/15/35 (Call 01/15/35)	25	26,784
5.20%, 07/15/45 (Call 01/15/45)	25	26,594
6.50%, 02/09/40	25	29,610
Kroger Co. (The) 3.30%, 01/15/21 (Call 12/15/20)	50	50,685
4.45%, 02/01/47 (Call 08/01/46)	95	99,130
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	25	28,078
Sysco Corp. 3.30%, 07/15/26 (Call 04/15/26)	125	131,191
3.55%, 03/15/25 (Call 01/15/25)	30	31,931
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	100	107,382
4.88%, 08/15/34 (Call 02/15/34)	25	30,045

		1,604,746

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 5.25%, 05/12/24	15	16,049
5.50%, 01/17/27	35	37,790
Georgia-Pacific LLC, 8.00%, 01/15/24	90	111,600
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)	50	51,115
3.65%, 06/15/24 (Call 03/15/24)	15	15,890
4.80%, 06/15/44 (Call 12/15/43)	25	27,666
7.30%, 11/15/39	25	34,701

		294,811

Gas — 0.2%
Atmos Energy Corp., 4.15%, 01/15/43 (Call 07/15/42)	25	29,275
CenterPoint Energy Resources Corp. 4.00%, 04/01/28 (Call 01/01/28)	15	16,432
4.50%, 01/15/21 (Call 10/15/20)	25	25,640
Dominion Energy Gas Holdings LLC 2.80%, 11/15/20 (Call 10/15/20)	41	41,269
4.60%, 12/15/44 (Call 06/15/44)	15	18,156
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)	50	51,593
3.95%, 09/15/27 (Call 06/15/27)	25	25,735

Security	Par (000)	Value

Gas (continued)
NiSource Inc. 3.49%, 05/15/27 (Call 02/15/27)	$25	$26,485
4.38%, 05/15/47 (Call 11/15/46)	65	75,123
4.80%, 02/15/44 (Call 08/15/43)	35	42,089
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	18,635
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29
(Call 03/01/29)	35	37,841
Southern California Gas Co., 3.95%, 02/15/50 (Call 08/15/49)	50	58,085
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	10	10,872

		477,230

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	65	69,784

Health Care – Products — 0.5%
Abbott Laboratories 3.75%, 11/30/26 (Call 08/30/26)	53	58,360
4.75%, 11/30/36 (Call 05/30/36)	25	31,319
4.90%, 11/30/46 (Call 05/30/46)	125	166,457
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	25	24,824
Becton Dickinson and Co. 3.25%, 11/12/20	25	25,279
3.73%, 12/15/24 (Call 09/15/24)	115	122,431
Boston Scientific Corp. 3.85%, 05/15/25	25	27,019
4.00%, 03/01/28 (Call 12/01/27)	60	66,163
Medtronic Inc. 2.75%, 04/01/23 (Call 01/01/23)	50	51,814
3.50%, 03/15/25	85	91,763
Stryker Corp. 3.38%, 05/15/24 (Call 02/15/24)	72	75,847
4.38%, 05/15/44 (Call 12/15/43)	25	29,562
Thermo Fisher Scientific Inc. 3.15%, 01/15/23 (Call 10/15/22)	75	77,308
3.65%, 12/15/25 (Call 09/09/25)	50	54,015
4.50%, 03/01/21	25	25,886
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	100	102,097
3.55%, 04/01/25 (Call 01/01/25)	25	26,289

		1,056,433

Health Care – Services — 0.7%
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	25	25,185
6.75%, 12/15/37	15	20,178
Anthem Inc. 2.95%, 12/01/22 (Call 11/01/22)	25	25,567
3.65%, 12/01/27 (Call 09/01/27)	60	63,661
4.10%, 03/01/28 (Call 12/01/27)	50	54,404
4.55%, 03/01/48 (Call 09/01/47)	25	28,848
4.65%, 01/15/43	25	28,422
Ascension Health, 3.95%, 11/15/46	25	29,711
Cigna Holding Co. 3.88%, 10/15/47 (Call 04/15/47)	25	25,589
4.00%, 02/15/22 (Call 11/15/21)	45	46,803
CommonSpirit Health, 4.35%, 11/01/42	25	27,127
HCA Inc. 5.00%, 03/15/24	95	104,026
5.25%, 06/15/26 (Call 12/15/25)	10	11,271
5.25%, 06/15/49 (Call 12/15/48)	50	56,155
Humana Inc. 2.50%, 12/15/20	25	25,044

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
3.13%, 08/15/29 (Call 05/15/29)	$25	$25,302
4.95%, 10/01/44 (Call 04/01/44)	17	20,237
Kaiser Foundation Hospitals, 4.88%, 04/01/42	25	32,852
Laboratory Corp. of America Holdings 3.25%, 09/01/24 (Call 07/01/24)	25	25,970
3.75%, 08/23/22 (Call 05/23/22)	25	26,021
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	15	18,543
Quest Diagnostics Inc., 4.70%, 04/01/21	25	25,913
UnitedHealth Group Inc. 2.88%, 03/15/22 (Call 12/15/21)	115	117,375
3.15%, 06/15/21	25	25,501
3.38%, 04/15/27	10	10,742
3.45%, 01/15/27	15	16,131
3.50%, 06/15/23	25	26,377
3.75%, 07/15/25	35	38,098
3.85%, 06/15/28	125	139,019
4.75%, 07/15/45	50	62,393
5.80%, 03/15/36	25	34,027
6.88%, 02/15/38	100	150,263

		1,366,755

Holding Companies – Diversified — 0.0%
Ares Capital Corp. 4.20%, 06/10/24 (Call 05/10/24)	25	25,924
4.25%, 03/01/25 (Call 01/01/25)	25	25,955

		51,879

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	25	25,487
Whirlpool Corp. 4.75%, 02/26/29 (Call 11/26/28)	25	28,177
4.85%, 06/15/21	50	52,227

		105,891

Household Products & Wares — 0.1%
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	25	25,680
3.90%, 05/15/28 (Call 02/15/28)	15	16,841
Kimberly-Clark Corp. 3.05%, 08/15/25	25	26,497
3.20%, 04/25/29 (Call 01/25/29)	50	54,512
3.95%, 11/01/28 (Call 08/01/28)	25	28,661

		152,191

Housewares — 0.0%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	75	77,771

Insurance — 1.2%
Aflac Inc., 3.63%, 11/15/24	45	48,030
Alleghany Corp., 4.95%, 06/27/22	10	10,725
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	25	25,918
Allstate Corp. (The) 4.50%, 06/15/43	23	28,758
5.55%, 05/09/35	15	19,696
Alterra Finance LLC, 6.25%, 09/30/20	25	26,036
American International Group Inc. 3.90%, 04/01/26 (Call 01/01/26)	75	80,395
4.13%, 02/15/24	3	3,231
4.38%, 01/15/55 (Call 07/15/54)	25	27,308
4.80%, 07/10/45 (Call 01/10/45)	115	136,581
6.25%, 05/01/36	25	33,386

Security	Par (000)	Value

Insurance (continued)
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	$50	$54,163
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	27,144
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	85	87,309
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	25	27,187
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	35	37,828
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	10	12,001
4.40%, 05/15/42	25	30,576
Berkshire Hathaway Inc. 3.13%, 03/15/26 (Call 12/15/25)	50	52,983
3.40%, 01/31/22	61	63,291
4.50%, 02/11/43	15	18,620
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)	25	24,691
4.70%, 06/22/47 (Call 12/22/46)	10	9,009
Chubb INA Holdings Inc. 2.70%, 03/13/23	25	25,598
3.35%, 05/15/24	25	26,564
3.35%, 05/03/26 (Call 02/03/26)	15	16,082
4.35%, 11/03/45 (Call 05/03/45)	25	31,528
CNA Financial Corp. 3.95%, 05/15/24 (Call 02/15/24)	15	16,021
4.50%, 03/01/26 (Call 12/01/25)	45	49,568
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	25	26,492
Hartford Financial Services Group Inc. (The), 6.10%, 10/01/41	25	33,378
Lincoln National Corp. 3.63%, 12/12/26 (Call 09/15/26)	15	15,936
7.00%, 06/15/40	50	71,903
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	25	25,511
Manulife Financial Corp., 4.15%, 03/04/26	65	72,114
Markel Corp., 5.00%, 05/20/49 (Call 11/20/48)	25	30,301
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	65	66,015
3.50%, 06/03/24 (Call 03/03/24)	25	26,352
3.75%, 03/14/26 (Call 12/14/25)	25	27,096
4.38%, 03/15/29 (Call 12/15/28)	100	115,026
MetLife Inc. 3.00%, 03/01/25	5	5,221
3.60%, 11/13/25 (Call 08/13/25)	25	27,132
4.05%, 03/01/45	25	28,660
4.13%, 08/13/42	105	120,626
4.60%, 05/13/46 (Call 12/13/45)	15	18,628
6.38%, 06/15/34	25	35,562
Series D, 4.37%, 09/15/23	50	54,429
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	65	71,839
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	15	15,852
Principal Financial Group Inc., 4.63%, 09/15/42	15	17,838
Progressive Corp. (The) 3.70%, 01/26/45	25	27,889
3.75%, 08/23/21	15	15,539
Prudential Financial Inc. 3.88%, 03/27/28 (Call 12/27/27)	15	16,797
4.50%, 11/16/21	25	26,321
5.20%, 03/15/44 (Call 03/15/24)(c)	50	51,891
5.38%, 05/15/45 (Call 05/15/25)(c)	75	79,366
5.63%, 06/15/43 (Call 06/15/23)(c)	70	74,945
5.70%, 12/14/36	25	33,748

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Reinsurance Group of America Inc., 5.00%, 06/01/21	$25	$26,158
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	25	26,549
Sompo International Holdings Ltd., 4.70%, 10/15/22	30	31,702
Travelers Companies Inc. (The) 3.90%, 11/01/20	34	34,744
4.60%, 08/01/43	25	31,788
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	25	27,348
Unum Group, 5.63%, 09/15/20	50	51,694

		2,512,617

Internet — 0.2%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 (Call 06/06/37)	50	55,099
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	50	50,961
2.50%, 11/29/22 (Call 08/29/22)	28	28,567
3.15%, 08/22/27 (Call 05/22/27)	25	26,859
3.88%, 08/22/37 (Call 02/22/37)	25	29,073
4.05%, 08/22/47 (Call 02/22/47)	125	152,562
4.25%, 08/22/57 (Call 02/22/57)	25	31,850
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	50	51,290
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	15	15,173
4.00%, 07/15/42 (Call 01/15/42)	40	39,663
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	20	21,827

		502,924

Iron & Steel — 0.1%
ArcelorMittal 3.60%, 07/16/24	70	71,070
6.13%, 06/01/25	50	56,255
Vale Overseas Ltd. 4.38%, 01/11/22	25	25,853
6.88%, 11/21/36	55	68,709

		221,887

Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20	100	101,793
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	50	52,067
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	25	27,271

		181,131

Lodging — 0.1%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	25	25,473
Marriott International Inc./MD, 3.75%, 10/01/25 (Call 07/01/25)	125	132,801

		158,274

Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	75	84,320
Caterpillar Financial Services Corp. 1.70%, 08/09/21	10	9,950
1.85%, 09/04/20	25	24,939
2.40%, 06/06/22	45	45,558
2.63%, 03/01/23	25	25,565
2.85%, 05/17/24	55	57,142
2.90%, 03/15/21	25	25,348
2.95%, 02/26/22	10	10,250
3.25%, 12/01/24	45	47,771
3.45%, 05/15/23	15	15,794
3.65%, 12/07/23	10	10,685
Series I, 2.65%, 05/17/21	40	40,480
Caterpillar Inc., 4.75%, 05/15/64 (Call 11/15/63)	15	19,467
CNH Industrial Capital LLC, 4.38%, 04/05/22	25	26,207

Security	Par (000)	Value

Machinery (continued)
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	$15	$19,361
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	15	15,275
3.90%, 06/09/42 (Call 12/09/41)	15	17,738
5.38%, 10/16/29	15	18,971
John Deere Capital Corp. 2.30%, 06/07/21	35	35,196
3.45%, 06/07/23	10	10,545
3.45%, 03/13/25	50	53,583
3.90%, 07/12/21	25	25,882
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	25	25,973
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	50	50,472
Wabtec Corp., 3.45%, 11/15/26 (Call 08/15/26)	25	25,520

		741,992

Manufacturing — 0.5%
3M Co. 2.25%, 03/15/23 (Call 02/15/23)	25	25,346
2.88%, 10/15/27 (Call 07/15/27)	25	26,298
3.88%, 06/15/44	15	16,957
4.00%, 09/14/48 (Call 03/14/48)	50	57,023
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	25	25,799
Eaton Corp. 4.00%, 11/02/32	15	17,407
4.15%, 11/02/42	45	50,943
General Electric Co. 4.38%, 09/16/20	200	203,616
4.50%, 03/11/44	25	25,315
4.65%, 10/17/21	36	37,253
5.88%, 01/14/38	165	190,308
Illinois Tool Works Inc. 3.38%, 09/15/21 (Call 06/15/21)	25	25,630
4.88%, 09/15/41 (Call 03/15/41)	15	19,534
Ingersoll-Rand Luxembourg Finance SA 3.80%, 03/21/29 (Call 12/21/28)	25	27,152
4.65%, 11/01/44 (Call 05/01/44)	15	17,494
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)	75	78,619
3.30%, 11/21/24 (Call 08/21/24)	50	52,556
4.20%, 11/21/34 (Call 05/21/34)	15	17,077
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	25	26,880

		941,207

Media — 1.2%
CBS Corp. 2.50%, 02/15/23 (Call 01/15/23)	70	70,470
2.90%, 01/15/27 (Call 10/15/26)	50	50,084
3.70%, 08/15/24 (Call 05/15/24)	15	15,826
7.88%, 07/30/30	25	35,277
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/28 (Call 12/15/27)	90	95,656
4.91%, 07/23/25 (Call 04/23/25)	100	110,321
5.38%, 05/01/47 (Call 11/01/46)	25	27,688
6.38%, 10/23/35 (Call 04/23/35)	75	91,600
6.48%, 10/23/45 (Call 04/23/45)	25	30,999
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	50	61,508
Comcast Corp. 2.85%, 01/15/23	25	25,750
3.38%, 02/15/25 (Call 11/15/24)	21	22,246

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.60%, 03/01/24	$20	$21,309
3.90%, 03/01/38 (Call 09/01/37)	25	28,085
3.97%, 11/01/47 (Call 05/01/47)	70	78,683
4.00%, 11/01/49 (Call 05/01/49)	57	64,462
4.05%, 11/01/52 (Call 05/01/52)	31	35,280
4.15%, 10/15/28 (Call 07/15/28)	150	170,232
4.25%, 01/15/33	85	98,557
4.60%, 10/15/38 (Call 04/15/38)	25	30,412
4.70%, 10/15/48 (Call 04/15/48)	75	94,039
4.95%, 10/15/58 (Call 04/15/58)	50	65,118
6.40%, 05/15/38	7	10,047
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	15	15,314
3.95%, 03/20/28 (Call 12/20/27)	75	79,021
4.38%, 06/15/21	65	67,383
5.00%, 09/20/37 (Call 03/20/37)	75	82,765
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	65	66,637
5.50%, 09/01/41 (Call 03/01/41)	25	26,838
5.88%, 11/15/40 (Call 05/15/40)	25	28,407
6.55%, 05/01/37	50	60,294
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	65	77,159
TWDC Enterprises 18 Corp. 3.00%, 02/13/26	75	79,354
3.70%, 12/01/42	40	45,170
Viacom Inc. 4.25%, 09/01/23 (Call 06/01/23)	85	90,628
4.38%, 03/15/43	100	106,423
5.85%, 09/01/43 (Call 03/01/43)	25	31,746
Walt Disney Co. (The) 3.00%, 09/15/22(a)	25	25,814
3.70%, 09/15/24 (Call 06/15/24)(a)	59	63,476
4.95%, 10/15/45 (Call 04/15/45)(a)	15	20,133
5.40%, 10/01/43(a)	25	34,656
6.20%, 12/15/34(a)	40	56,547
6.40%, 12/15/35(a)	25	36,196
6.55%, 03/15/33(a)	25	35,874

		2,463,484

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)	25	25,464
3.25%, 06/15/25 (Call 03/15/25)	25	26,364
4.38%, 06/15/45 (Call 12/15/44)	10	12,219
Timken Co. (The) 3.88%, 09/01/24 (Call 06/01/24)	50	52,490
4.50%, 12/15/28 (Call 09/15/28)	35	38,081

		154,618

Mining — 0.3%
Barrick North America Finance LLC, 5.75%, 05/01/43	35	46,939
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	50	51,064
5.00%, 09/30/43	25	33,089
Newmont Goldcorp Corp. 3.70%, 03/15/23 (Call 12/15/22)	25	26,014
4.88%, 03/15/42 (Call 09/15/41)	40	47,964
6.25%, 10/01/39	65	89,036
Rio Tinto Alcan Inc., 7.25%, 03/15/31	25	35,724
Southern Copper Corp. 3.88%, 04/23/25	15	15,705

Security	Par (000)	Value

Mining (continued)
5.88%, 04/23/45	$115	$141,682
6.75%, 04/16/40	15	19,631
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	25	26,543

		533,391

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	25	28,436

Oil & Gas — 2.1%
Anadarko Petroleum Corp. 4.85%, 03/15/21 (Call 02/15/21)	50	51,678
6.20%, 03/15/40	25	30,704
Apache Corp. 3.25%, 04/15/22 (Call 01/15/22)	11	11,201
4.75%, 04/15/43 (Call 10/15/42)	100	96,139
BP Capital Markets America Inc. 3.02%, 01/16/27 (Call 10/16/26)	260	271,235
3.22%, 11/28/23 (Call 09/28/23)	25	26,064
3.25%, 05/06/22	55	56,779
4.74%, 03/11/21	25	26,025
BP Capital Markets PLC, 3.06%, 03/17/22	40	41,078
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (Call 03/01/27)	25	26,468
4.95%, 06/01/47 (Call 12/01/46)	25	29,820
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	25	25,221
5.40%, 06/15/47 (Call 12/15/46)	30	33,926
Chevron Corp. 2.36%, 12/05/22 (Call 09/05/22)	59	60,002
2.42%, 11/17/20 (Call 10/17/20)	10	10,061
2.95%, 05/16/26 (Call 02/16/26)	40	42,289
3.19%, 06/24/23 (Call 03/24/23)	25	26,195
3.33%, 11/17/25 (Call 08/17/25)	20	21,565
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	10	10,550
ConocoPhillips, 6.50%, 02/01/39	100	146,659
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	50	59,016
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	70	71,988
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	29,297
Ecopetrol SA 5.38%, 06/26/26 (Call 03/26/26)	75	84,201
5.88%, 09/18/23	100	111,583
Encana Corp., 7.38%, 11/01/31	35	44,560
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	100	112,139
4.10%, 02/01/21	25	25,716
EQT Corp. 2.50%, 10/01/20 (Call 09/01/20)	25	24,905
3.90%, 10/01/27 (Call 07/01/27)	50	43,389
Equinor ASA 3.15%, 01/23/22	25	25,721
3.25%, 11/10/24	75	79,492
3.63%, 09/10/28 (Call 06/10/28)	25	27,785
4.80%, 11/08/43	65	84,118
Exxon Mobil Corp. 1.90%, 08/16/22	30	30,193
2.44%, 08/16/29 (Call 05/16/29)	50	51,166
3.04%, 03/01/26 (Call 12/01/25)	130	137,873
4.11%, 03/01/46 (Call 09/01/45)	15	18,178
Hess Corp., 5.60%, 02/15/41	25	27,836
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	25	27,809

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	$50	$53,026
Kerr-McGee Corp. 6.95%, 07/01/24	15	17,638
7.88%, 09/15/31	50	68,942
Marathon Petroleum Corp., 4.75%, 09/15/44 (Call 03/15/44)	25	27,168
Nexen Inc. 5.88%, 03/10/35	25	33,224
6.40%, 05/15/37	25	35,857
7.50%, 07/30/39	30	49,032
Noble Energy Inc. 4.15%, 12/15/21 (Call 09/15/21)	15	15,506
6.00%, 03/01/41 (Call 09/01/40)	35	42,037
Occidental Petroleum Corp. 3.40%, 04/15/26 (Call 01/15/26)	100	101,676
4.20%, 03/15/48 (Call 09/15/47)	25	25,107
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	51	52,067
Petroleos Mexicanos 3.50%, 01/30/23	50	48,541
4.63%, 09/21/23	25	25,095
4.88%, 01/18/24	30	30,208
5.50%, 01/21/21	50	51,037
5.50%, 06/27/44	30	25,709
6.35%, 02/12/48	120	110,412
6.38%, 02/04/21	25	25,794
6.38%, 01/23/45	50	46,114
6.50%, 06/02/41	30	28,131
6.75%, 09/21/47	135	127,857
Phillips 66 4.65%, 11/15/34 (Call 05/15/34)	25	28,925
4.88%, 11/15/44 (Call 05/15/44)	25	29,914
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	100	104,425
Shell International Finance BV 1.75%, 09/12/21	25	24,932
2.25%, 11/10/20	55	55,227
2.25%, 01/06/23	150	152,158
2.88%, 05/10/26	55	57,577
3.63%, 08/21/42	50	54,918
4.38%, 05/11/45	25	30,586
4.55%, 08/12/43	50	62,204
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	100	105,284
5.35%, 07/15/33	25	31,119
6.50%, 06/15/38	15	21,080
Total Capital Canada Ltd., 2.75%, 07/15/23	25	25,744
Total Capital International SA 3.70%, 01/15/24	75	80,247
3.75%, 04/10/24	25	26,889
Total Capital SA, 4.13%, 01/28/21	25	25,750
Valero Energy Corp. 4.00%, 04/01/29 (Call 01/01/29)	85	90,649
4.90%, 03/15/45	32	36,707

		4,245,137

Oil & Gas Services — 0.1%
Halliburton Co. 3.80%, 11/15/25 (Call 08/15/25)	100	105,865
4.85%, 11/15/35 (Call 05/15/35)	30	33,654
5.00%, 11/15/45 (Call 05/15/45)	55	61,521
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)	15	15,012

Security	Par (000)	Value

Oil & Gas Services (continued)
3.95%, 12/01/42 (Call 06/01/42)	$15	$13,292
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	25	26,415
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	25,543

		281,302

Packaging & Containers — 0.1%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	35	36,752
WestRock MWV LLC, 7.95%, 02/15/31	25	34,931
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	50	55,223

		126,906

Pharmaceuticals — 2.1%
AbbVie Inc. 2.85%, 05/14/23 (Call 03/14/23)	90	91,719
2.90%, 11/06/22	10	10,186
3.20%, 05/14/26 (Call 02/14/26)	40	40,935
3.60%, 05/14/25 (Call 02/14/25)	100	104,238
4.30%, 05/14/36 (Call 11/14/35)	25	26,638
4.40%, 11/06/42	38	39,986
4.45%, 05/14/46 (Call 11/14/45)	25	26,413
4.70%, 05/14/45 (Call 11/14/44)	75	81,434
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	125	127,891
Allergan Funding SCS 3.80%, 03/15/25 (Call 12/15/24)	50	52,580
3.85%, 06/15/24 (Call 03/15/24)	25	26,392
4.55%, 03/15/35 (Call 09/15/34)	60	64,210
4.75%, 03/15/45 (Call 09/15/44)	20	21,820
Allergan Inc./U.S., 3.38%, 09/15/20	10	10,099
AmerisourceBergen Corp., 4.25%, 03/01/45 (Call 09/01/44)	25	25,825
AstraZeneca PLC 2.38%, 11/16/20	50	50,135
3.38%, 11/16/25	50	53,065
3.50%, 08/17/23 (Call 07/17/23)	50	52,526
4.00%, 01/17/29 (Call 10/17/28)	25	28,092
4.38%, 08/17/48 (Call 02/17/48)	125	151,539
Bristol-Myers Squibb Co. 2.90%, 07/26/24 (Call 06/26/24)(a)	50	51,865
3.40%, 07/26/29 (Call 04/26/29)(a)	25	27,057
4.13%, 06/15/39 (Call 12/15/38)(a)	25	29,105
4.25%, 10/26/49 (Call 04/26/49)(a)	75	89,942
4.50%, 03/01/44 (Call 09/01/43)	15	18,310
Cardinal Health Inc. 3.41%, 06/15/27 (Call 03/15/27)	100	101,332
3.75%, 09/15/25 (Call 06/15/25)	25	26,030
4.37%, 06/15/47 (Call 12/15/46)	15	14,455
Cigna Corp. 3.20%, 09/17/20	200	202,068
4.38%, 10/15/28 (Call 07/15/28)	50	55,759
4.90%, 12/15/48 (Call 06/15/48)	25	29,634
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	100	101,536
3.25%, 08/15/29 (Call 05/15/29)	30	30,446
3.50%, 07/20/22 (Call 05/20/22)	25	25,891
4.10%, 03/25/25 (Call 01/25/25)	50	53,484
4.30%, 03/25/28 (Call 12/25/27)	185	201,765
4.78%, 03/25/38 (Call 09/25/37)	125	140,206
5.05%, 03/25/48 (Call 09/25/47)	75	87,513
5.13%, 07/20/45 (Call 01/20/45)	55	63,739

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co. 3.95%, 05/15/47 (Call 11/15/46)	$15	$17,533
3.95%, 03/15/49 (Call 09/15/48)	50	58,417
Express Scripts Holding Co. 3.40%, 03/01/27 (Call 12/01/26)	100	104,085
3.90%, 02/15/22	25	26,049
4.75%, 11/15/21	25	26,364
GlaxoSmithKline Capital Inc. 3.38%, 05/15/23	60	62,852
3.88%, 05/15/28	15	16,791
6.38%, 05/15/38	25	36,478
GlaxoSmithKline Capital PLC 2.88%, 06/01/22 (Call 05/01/22)	25	25,566
3.00%, 06/01/24 (Call 05/01/24)	35	36,464
3.13%, 05/14/21	25	25,471
3.38%, 06/01/29 (Call 03/01/29)	50	54,438
Johnson & Johnson 2.63%, 01/15/25 (Call 11/15/24)	50	51,880
3.55%, 03/01/36 (Call 09/01/35)	150	167,287
3.70%, 03/01/46 (Call 09/01/45)	30	34,751
3.75%, 03/03/47 (Call 09/03/46)	59	69,041
5.95%, 08/15/37	15	21,640
Mead Johnson Nutrition Co., 5.90%, 11/01/39	15	20,943
Merck & Co. Inc. 2.40%, 09/15/22 (Call 03/15/22)	20	20,358
2.75%, 02/10/25 (Call 11/10/24)	25	26,006
3.60%, 09/15/42 (Call 03/15/42)	15	16,811
3.70%, 02/10/45 (Call 08/10/44)	25	28,579
3.88%, 01/15/21 (Call 10/15/20)	120	122,662
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	35	37,641
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	25	25,982
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	125	127,017
3.00%, 11/20/25 (Call 08/20/25)	25	26,492
4.00%, 11/20/45 (Call 05/20/45)	30	35,827
Pfizer Inc. 3.40%, 05/15/24	60	63,898
4.10%, 09/15/38 (Call 03/15/38)	40	46,984
4.13%, 12/15/46	15	17,834
4.40%, 05/15/44	25	30,466
7.20%, 03/15/39	50	79,488
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	50	50,136
Wyeth LLC, 5.95%, 04/01/37	100	139,308
Zoetis Inc. 3.00%, 09/12/27 (Call 06/15/27)	52	53,934
3.25%, 02/01/23 (Call 11/01/22)	50	51,715
3.90%, 08/20/28 (Call 05/20/28)	50	55,377
4.50%, 11/13/25 (Call 08/13/25)	25	27,861

		4,376,286

Pipelines — 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 5.20%, 12/01/47 (Call 06/01/47)	5	5,401
5.25%, 01/15/25 (Call 01/15/21)	30	31,554
Boardwalk Pipelines LP 4.95%, 12/15/24 (Call 09/15/24)	25	26,853
5.95%, 06/01/26 (Call 03/01/26)	100	112,651
Buckeye Partners LP 4.15%, 07/01/23 (Call 04/01/23)	25	24,994
4.35%, 10/15/24 (Call 07/15/24)	70	67,768

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	$50	$54,169
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	25	25,686
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	15	22,443
Enbridge Inc. 3.50%, 06/10/24 (Call 03/10/24)	25	26,124
3.70%, 07/15/27 (Call 04/15/27)	70	74,836
Energy Transfer Operating LP 4.15%, 10/01/20 (Call 08/01/20)	50	50,794
4.90%, 03/15/35 (Call 09/15/34)	100	105,247
5.15%, 03/15/45 (Call 09/15/44)	25	26,690
6.25%, 04/15/49 (Call 10/15/48)	100	123,998
Enterprise Products Operating LLC 3.35%, 03/15/23 (Call 12/15/22)	25	25,966
3.75%, 02/15/25 (Call 11/15/24)	10	10,714
3.95%, 02/15/27 (Call 11/15/26)	200	217,996
4.25%, 02/15/48 (Call 08/15/47)	90	97,747
4.45%, 02/15/43 (Call 08/15/42)	25	27,615
4.90%, 05/15/46 (Call 11/15/45)	25	29,570
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	50	49,292
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	25	24,510
Kinder Morgan Energy Partners LP 5.00%, 10/01/21 (Call 07/01/21)	25	26,170
5.30%, 09/15/20	25	25,748
5.40%, 09/01/44 (Call 03/01/44)	25	29,116
5.63%, 09/01/41	25	29,336
Kinder Morgan Inc./DE 5.05%, 02/15/46 (Call 08/15/45)	65	73,365
5.30%, 12/01/34 (Call 06/01/34)	35	40,860
5.55%, 06/01/45 (Call 12/01/44)	85	101,708
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	25	26,745
MPLX LP 4.70%, 04/15/48 (Call 10/15/47)	50	51,257
4.88%, 06/01/25 (Call 03/01/25)	114	125,853
5.50%, 02/15/49 (Call 08/15/48)	25	28,620
ONEOK Inc., 3.40%, 09/01/29 (Call 06/01/29)	50	50,214
ONEOK Partners LP 5.00%, 09/15/23 (Call 06/15/23)	50	54,401
6.13%, 02/01/41 (Call 08/01/40)	25	30,428
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 01/01/27)	70	72,941
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/26 (Call 09/15/26)	15	16,092
4.90%, 02/15/45 (Call 08/15/44)	25	25,582
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	75	79,574
5.63%, 03/01/25 (Call 12/01/24)	100	112,319
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	60	62,730
Sunoco Logistics Partners Operations LP 4.00%, 10/01/27 (Call 07/01/27)	50	52,581
5.40%, 10/01/47 (Call 04/01/47)	25	27,880
5.95%, 12/01/25 (Call 08/01/25)	45	51,892
TransCanada PipeLines Ltd. 3.80%, 10/01/20	20	20,338
4.25%, 05/15/28 (Call 02/15/28)	70	78,104
4.63%, 03/01/34 (Call 12/01/33)	5	5,710
4.75%, 05/15/38 (Call 11/15/37)	20	23,122

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.88%, 05/15/48 (Call 11/15/47)	$15	$17,788
5.85%, 03/15/36	15	18,962
6.10%, 06/01/40	10	13,167
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/28 (Call 12/15/27)	70	75,006
5.40%, 08/15/41 (Call 02/15/41)	15	18,019
7.85%, 02/01/26 (Call 11/01/25)	10	12,803
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	50	50,935
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	70	73,135
4.30%, 03/04/24 (Call 12/04/23)	25	26,751
5.10%, 09/15/45 (Call 03/15/45)	20	22,363
6.30%, 04/15/40	50	62,680

		2,976,913

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	21,216
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	25	27,984

		49,200

Real Estate Investment Trusts — 1.3%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	25	26,183
American Tower Corp. 3.00%, 06/15/23	25	25,672
3.45%, 09/15/21	25	25,620
3.50%, 01/31/23	60	62,429
3.60%, 01/15/28 (Call 10/15/27)	25	26,489
4.00%, 06/01/25 (Call 03/01/25)	65	69,820
AvalonBay Communities Inc. 2.90%, 10/15/26 (Call 07/15/26)	46	47,886
2.95%, 09/15/22 (Call 06/15/22)	25	25,649
Boston Properties LP 3.65%, 02/01/26 (Call 11/03/25)	50	53,152
3.85%, 02/01/23 (Call 11/01/22)	52	54,755
4.13%, 05/15/21 (Call 02/15/21)	50	51,514
Brixmor Operating Partnership LP 3.90%, 03/15/27 (Call 12/15/26)	25	26,390
4.13%, 05/15/29 (Call 02/15/29)	40	43,248
Camden Property Trust, 2.95%, 12/15/22 (Call 02/02/22)	25	25,610
CC Holdings GS VLLC/Crown Castle GS III Corp., 3.85%, 04/15/23	70	73,803
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	100	102,178
Crown Castle International Corp. 3.65%, 09/01/27 (Call 06/01/27)	95	100,969
3.70%, 06/15/26 (Call 03/15/26)	15	15,957
4.45%, 02/15/26 (Call 11/15/25)	30	33,175
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	50	52,758
3.95%, 07/01/22 (Call 05/01/22)	50	52,359
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	25	26,310
ERP Operating LP 3.50%, 03/01/28 (Call 12/01/27)	25	27,067
4.50%, 06/01/45 (Call 12/01/44)	15	18,515
4.63%, 12/15/21 (Call 09/15/21)	50	52,619
Essex Portfolio LP 3.88%, 05/01/24 (Call 02/01/24)	35	37,165
4.50%, 03/15/48 (Call 09/15/47)	15	17,730

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	$25	$26,292
GLP Capital LP/GLP Financing II Inc. 5.38%, 11/01/23 (Call 08/01/23)	70	75,923
5.75%, 06/01/28 (Call 03/03/28)	25	28,497
HCP Inc. 3.40%, 02/01/25 (Call 11/01/24)	50	52,237
3.88%, 08/15/24 (Call 05/15/24)	25	26,857
4.00%, 12/01/22 (Call 10/01/22)	9	9,476
6.75%, 02/01/41 (Call 08/01/40)	50	71,781
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	15	15,741
Hospitality Properties Trust 4.65%, 03/15/24 (Call 09/15/23)	15	15,661
5.00%, 08/15/22 (Call 02/15/22)	25	26,285
5.25%, 02/15/26 (Call 08/15/25)	25	26,348
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/22)	25	26,069
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	15	16,517
Kimco Realty Corp. 3.13%, 06/01/23 (Call 03/01/23)	60	61,817
3.30%, 02/01/25 (Call 12/01/24)	40	41,453
Liberty Property LP 4.38%, 02/01/29 (Call 11/01/28)	25	28,025
4.40%, 02/15/24 (Call 11/15/23)	25	27,026
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	25	26,934
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	25	26,830
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	15	15,483
Omega Healthcare Investors Inc. 4.38%, 08/01/23 (Call 06/01/23)	25	26,353
4.75%, 01/15/28 (Call 10/15/27)	70	76,383
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	26,313
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	25	27,045
Realty Income Corp. 3.25%, 06/15/29 (Call 03/15/29)	30	31,771
3.88%, 07/15/24 (Call 04/15/24)	40	43,004
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	25	25,317
Simon Property Group LP 2.50%, 07/15/21 (Call 04/15/21)	25	25,207
3.38%, 10/01/24 (Call 07/01/24)	35	37,194
3.38%, 06/15/27 (Call 03/15/27)	50	53,366
4.13%, 12/01/21 (Call 09/01/21)	100	104,101
6.75%, 02/01/40 (Call 11/01/39)	25	37,736
UDR Inc. 3.50%, 01/15/28 (Call 10/15/27)	50	53,293
3.70%, 10/01/20 (Call 07/01/20)	50	50,678
Ventas Realty LP 3.00%, 01/15/30 (Call 10/15/29)	50	50,335
4.13%, 01/15/26 (Call 10/15/25)	30	32,609
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	25	26,778
Welltower Inc. 3.10%, 01/15/30 (Call 10/15/29)	25	25,411
3.75%, 03/15/23 (Call 12/15/22)	25	26,297
4.00%, 06/01/25 (Call 03/01/25)	40	42,926
4.50%, 01/15/24 (Call 10/15/23)	25	27,086
Weyerhaeuser Co., 3.25%, 03/15/23 (Call 12/15/22)	35	35,956
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	11	11,815

		2,717,248

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 1.1%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	$40	$40,380
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	100	104,283
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	25	26,001
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	35	37,284
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	26,716
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	40	43,298
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)	70	70,291
2.80%, 09/14/27 (Call 06/14/27)	25	26,187
2.95%, 06/15/29 (Call 03/15/29)	35	37,001
3.00%, 04/01/26 (Call 01/01/26)	50	52,889
3.25%, 03/01/22	25	25,959
3.75%, 02/15/24 (Call 11/15/23)	25	26,991
3.90%, 06/15/47 (Call 12/15/46)	35	40,663
4.20%, 04/01/43 (Call 10/01/42)	25	29,786
4.25%, 04/01/46 (Call 10/01/45)	25	30,387
5.88%, 12/16/36	50	70,747
Lowe’s Companies Inc. 3.12%, 04/15/22 (Call 01/15/22)	25	25,608
3.70%, 04/15/46 (Call 10/15/45)	60	61,201
3.80%, 11/15/21 (Call 08/15/21)	40	41,282
4.05%, 05/03/47 (Call 11/03/46)	50	54,095
4.25%, 09/15/44 (Call 03/15/44)	15	16,451
Macy’s Retail Holdings Inc. 3.63%, 06/01/24 (Call 03/01/24)(b)	55	54,264
3.88%, 01/15/22 (Call 10/15/21)	15	15,213
McDonald’s Corp. 3.35%, 04/01/23 (Call 03/01/23)	30	31,431
3.50%, 03/01/27 (Call 12/01/26)	50	53,918
3.70%, 01/30/26 (Call 10/30/25)	25	27,097
3.80%, 04/01/28 (Call 01/01/28)	50	55,285
4.60%, 05/26/45 (Call 11/26/44)	65	77,145
4.70%, 12/09/35 (Call 06/09/35)	21	25,269
4.88%, 12/09/45 (Call 06/09/45)	25	30,804
Nordstrom Inc. 4.00%, 10/15/21 (Call 07/15/21)	15	15,419
5.00%, 01/15/44 (Call 07/15/43)	40	38,570
O’Reilly Automotive Inc. 3.60%, 09/01/27 (Call 06/01/27)	25	26,614
3.90%, 06/01/29 (Call 03/01/29)	50	54,913
QVC Inc., 4.38%, 03/15/23	70	73,181
Starbucks Corp. 3.10%, 03/01/23 (Call 02/01/23)	100	103,575
3.75%, 12/01/47 (Call 06/01/47)	15	15,782
3.80%, 08/15/25 (Call 06/15/25)	25	27,084
Target Corp. 3.38%, 04/15/29 (Call 01/15/29)	50	54,762
4.00%, 07/01/42	56	65,535
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	50	51,873
3.80%, 11/18/24 (Call 08/18/24)	80	84,823
Walmart Inc. 2.35%, 12/15/22 (Call 11/15/22)	6	6,108
3.70%, 06/26/28 (Call 03/26/28)	50	56,143
5.00%, 10/25/40	20	26,889
5.25%, 09/01/35	65	87,836
5.63%, 04/01/40	25	35,728
5.63%, 04/15/41	5	7,262
6.20%, 04/15/38	50	76,132

		2,166,155

Security	Par (000)	Value

Semiconductors — 0.8%
Altera Corp., 4.10%, 11/15/23	$25	$27,233
Analog Devices Inc. 2.95%, 01/12/21	25	25,248
3.50%, 12/05/26 (Call 09/05/26)	50	52,888
Applied Materials Inc. 3.90%, 10/01/25 (Call 07/01/25)	25	27,377
5.10%, 10/01/35 (Call 04/01/35)	165	212,202
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	150	149,517
2.65%, 01/15/23 (Call 12/15/22)	75	74,634
3.88%, 01/15/27 (Call 10/15/26)	150	150,054
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	10	10,147
Intel Corp. 3.15%, 05/11/27 (Call 02/11/27)	85	91,312
3.70%, 07/29/25 (Call 04/29/25)	70	76,357
3.73%, 12/08/47 (Call 06/08/47)	15	17,059
4.10%, 05/11/47 (Call 11/11/46)	85	101,638
KLA Corp., 4.13%, 11/01/21 (Call 09/01/21)	27	27,982
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	25	25,276
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	75	78,139
QUALCOMM Inc. 3.00%, 05/20/22	20	20,566
3.25%, 05/20/27 (Call 02/20/27)	100	104,754
3.45%, 05/20/25 (Call 02/20/25)	70	74,263
4.65%, 05/20/35 (Call 11/20/34)	25	29,470
4.80%, 05/20/45 (Call 11/20/44)	25	30,143
Texas Instruments Inc. 2.75%, 03/12/21 (Call 02/12/21)	25	25,315
4.15%, 05/15/48 (Call 11/15/47)	70	86,367
Xilinx Inc., 3.00%, 03/15/21	25	25,325

		1,543,266

Software — 1.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	15	15,789
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	40	43,371
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	65	66,376
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)	55	56,939
3.63%, 10/15/20 (Call 09/15/20)	25	25,382
3.88%, 06/05/24 (Call 03/05/24)	25	26,773
5.00%, 10/15/25 (Call 07/15/25)	10	11,420
Fiserv Inc. 3.50%, 10/01/22 (Call 07/01/22)	50	52,103
3.50%, 07/01/29 (Call 04/01/29)	60	63,718
4.40%, 07/01/49 (Call 01/01/49)	35	40,318
Microsoft Corp. 2.00%, 11/03/20 (Call 10/03/20)	27	27,060
2.00%, 08/08/23 (Call 06/08/23)	25	25,309
2.38%, 02/12/22 (Call 01/12/22)	50	50,801
2.40%, 02/06/22 (Call 01/06/22)	5	5,085
2.70%, 02/12/25 (Call 11/12/24)	100	104,393
3.13%, 11/03/25 (Call 08/03/25)	20	21,441
3.30%, 02/06/27 (Call 11/06/26)	25	27,310
3.45%, 08/08/36 (Call 02/08/36)	50	56,154
3.50%, 11/15/42	40	45,136
3.70%, 08/08/46 (Call 02/08/46)	240	281,902
3.75%, 05/01/43 (Call 11/01/42)	25	29,133
4.00%, 02/08/21	50	51,625
4.50%, 02/06/57 (Call 08/06/56)	35	46,908
4.88%, 12/15/43 (Call 06/15/43)	25	33,679

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)	$10	$10,145
2.63%, 02/15/23 (Call 01/15/23)	95	97,156
2.65%, 07/15/26 (Call 04/15/26)	200	204,974
2.95%, 11/15/24 (Call 09/15/24)	55	57,349
2.95%, 05/15/25 (Call 02/15/25)	70	73,200
3.25%, 11/15/27 (Call 08/15/27)	39	41,839
3.90%, 05/15/35 (Call 11/15/34)	10	11,281
4.00%, 07/15/46 (Call 01/15/46)	25	28,530
4.00%, 11/15/47 (Call 05/15/47)	25	28,673
4.13%, 05/15/45 (Call 11/15/44)	50	57,600
5.38%, 07/15/40	50	66,649
6.13%, 07/08/39	25	35,602
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	25	25,357

		1,946,480

Telecommunications — 1.8%
AT&T Inc. 3.40%, 05/15/25 (Call 02/15/25)	50	52,454
3.55%, 06/01/24 (Call 03/01/24)	55	57,852
3.60%, 07/15/25 (Call 04/15/25)	25	26,389
3.80%, 02/15/27 (Call 11/15/26)	70	74,791
3.90%, 03/11/24 (Call 12/11/23)	75	80,006
4.10%, 02/15/28 (Call 11/15/27)	50	54,637
4.25%, 03/01/27 (Call 12/01/26)	70	77,052
4.35%, 03/01/29 (Call 12/01/28)	50	55,837
4.35%, 06/15/45 (Call 12/15/44)	50	53,299
4.45%, 05/15/21	70	72,714
4.45%, 04/01/24 (Call 01/01/24)	50	54,408
4.50%, 03/09/48 (Call 09/09/47)	50	54,595
4.65%, 06/01/44 (Call 12/01/43)	15	16,228
4.75%, 05/15/46 (Call 11/15/45)	50	55,836
4.80%, 06/15/44 (Call 12/15/43)	125	139,442
4.90%, 08/15/37 (Call 02/14/37)	50	57,326
5.15%, 11/15/46 (Call 05/15/46)	35	41,022
5.15%, 02/15/50 (Call 08/14/49)	35	41,587
5.25%, 03/01/37 (Call 09/01/36)	50	59,348
5.35%, 09/01/40	23	27,346
5.38%, 10/15/41	25	29,386
5.45%, 03/01/47 (Call 09/01/46)	25	30,684
5.55%, 08/15/41	50	60,461
British Telecommunications PLC, 9.63%, 12/15/30	75	114,967
Cisco Systems Inc. 2.20%, 02/28/21	10	10,056
2.60%, 02/28/23	55	56,548
3.50%, 06/15/25	145	157,634
3.63%, 03/04/24	25	26,989
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	140	142,412
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	37,371
Juniper Networks Inc., 4.50%, 03/15/24	15	16,287
Koninklijke KPN NV, 8.38%, 10/01/30	25	34,286
Motorola Solutions Inc. 3.50%, 03/01/23	35	36,087
4.60%, 05/23/29 (Call 02/23/29)	50	54,946
Orange SA, 9.00%, 03/01/31	25	39,526
Rogers Communications Inc. 4.10%, 10/01/23 (Call 07/01/23)	50	53,416
5.00%, 03/15/44 (Call 09/15/43)	125	156,409

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA 5.46%, 02/16/21	$25	$26,161
7.05%, 06/20/36	60	81,877
TELUS Corp. 3.70%, 09/15/27 (Call 06/15/27)	25	26,942
4.30%, 06/15/49 (Call 12/15/48)	50	58,232
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	25	25,367
3.13%, 03/16/22	50	51,554
3.38%, 02/15/25	50	53,050
3.50%, 11/01/24 (Call 08/01/24)	40	42,604
4.13%, 03/16/27	25	27,883
4.33%, 09/21/28	103	118,190
4.40%, 11/01/34 (Call 05/01/34)	25	29,010
4.52%, 09/15/48	100	119,962
4.67%, 03/15/55	274	336,094
4.86%, 08/21/46	50	62,266
6.55%, 09/15/43	25	36,509
Vodafone Group PLC 3.75%, 01/16/24	60	63,353
4.38%, 05/30/28	55	61,676
4.88%, 06/19/49	100	115,401
5.25%, 05/30/48	25	29,999

		3,575,764

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	25,433

Transportation — 0.8%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22 (Call 06/01/22)	45	46,267
3.75%, 04/01/24 (Call 01/01/24)	50	53,477
3.90%, 08/01/46 (Call 02/01/46)	25	28,537
4.15%, 04/01/45 (Call 10/01/44)	25	29,362
4.15%, 12/15/48 (Call 06/15/48)	25	29,942
4.45%, 03/15/43 (Call 09/15/42)	50	60,170
4.70%, 09/01/45 (Call 03/01/45)	50	62,876
6.15%, 05/01/37	18	25,422
6.20%, 08/15/36	10	14,084
Canadian National Railway Co. 2.75%, 03/01/26 (Call 12/01/25)	20	20,815
6.25%, 08/01/34	25	35,775
CSX Corp. 3.40%, 08/01/24 (Call 05/01/24)	25	26,510
3.80%, 03/01/28 (Call 12/01/27)	50	55,030
3.80%, 11/01/46 (Call 05/01/46)	25	26,868
6.15%, 05/01/37	25	33,350
FedEx Corp. 3.20%, 02/01/25	15	15,679
3.30%, 03/15/27 (Call 12/15/26)	35	36,398
3.40%, 02/15/28 (Call 11/15/27)	25	26,120
3.90%, 02/01/35	25	26,131
4.00%, 01/15/24	20	21,522
4.05%, 02/15/48 (Call 08/15/47)	165	168,981
4.55%, 04/01/46 (Call 10/01/45)	10	10,897
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	25	25,686
Norfolk Southern Corp. 3.80%, 08/01/28 (Call 05/01/28)	35	39,111
4.15%, 02/28/48 (Call 08/28/47)	50	58,041
4.84%, 10/01/41	25	30,869

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Ryder System Inc., 2.88%, 09/01/20 (Call 08/01/20)	$25	$25,130
Union Pacific Corp. 3.20%, 06/08/21	50	50,986
3.60%, 09/15/37 (Call 03/15/37)	15	16,078
3.75%, 03/15/24 (Call 12/15/23)	10	10,628
3.75%, 07/15/25 (Call 05/15/25)	25	27,034
3.95%, 09/10/28 (Call 06/10/28)	50	56,207
4.00%, 04/15/47 (Call 10/15/46)	15	17,042
4.05%, 11/15/45 (Call 05/15/45)	15	16,835
4.05%, 03/01/46 (Call 09/01/45)	15	16,994
4.38%, 09/10/38 (Call 03/10/38)	25	29,509
4.50%, 09/10/48 (Call 03/10/48)	100	122,155
United Parcel Service Inc. 2.45%, 10/01/22	25	25,446
2.80%, 11/15/24 (Call 09/15/24)	45	46,618
3.13%, 01/15/21	10	10,157
3.40%, 03/15/29 (Call 12/15/28)	55	59,827
3.75%, 11/15/47 (Call 05/15/47)	15	16,527
4.25%, 03/15/49 (Call 09/15/48)	50	59,503

		1,614,596

Trucking & Leasing — 0.0%
GATX Corp., 4.55%, 11/07/28 (Call 08/07/28)	15	16,782

Water — 0.1%
American Water Capital Corp. 3.40%, 03/01/25 (Call 12/01/24)	50	53,012
3.75%, 09/01/47 (Call 03/01/47)	10	11,008
6.59%, 10/15/37	40	58,043
Aqua America Inc., 4.28%, 05/01/49 (Call 11/01/48)	25	29,558
Veolia Environnement SA, 6.75%, 06/01/38	10	14,136

		165,757

Total Corporate Bonds & Notes — 37.6% (Cost: $71,631,436)		76,637,456

Foreign Government Obligations(e)

Canada — 0.5%
Canada Government International Bond, 2.00%, 11/15/22	25	25,409
Export Development Canada, 2.00%, 05/17/22	25	25,323
Province of Alberta Canada, 3.30%, 03/15/28	25	27,922
Province of British Columbia Canada 2.00%, 10/23/22	25	25,324
2.25%, 06/02/26	65	67,306
Province of Manitoba Canada, 2.10%, 09/06/22	70	70,918
Province of New Brunswick Canada, 3.63%, 02/24/28	25	28,298
Province of Ontario Canada 2.20%, 10/03/22	75	76,256
2.25%, 05/18/22	250	254,097
2.45%, 06/29/22	25	25,565
2.50%, 04/27/26	75	78,538
Province of Quebec Canada 2.50%, 04/20/26	80	83,911
2.63%, 02/13/23	50	51,681
2.75%, 04/12/27	25	26,768
Series PD, 7.50%, 09/15/29	25	37,628
Series QO, 2.88%, 10/16/24	100	106,237

		1,011,181

Security	Par (000)	Value

Colombia — 0.2%
Colombia Government International Bond 3.88%, 04/25/27 (Call 01/25/27)	$200	$216,144
6.13%, 01/18/41	100	133,553
8.13%, 05/21/24	50	62,619

		412,316

Hungary — 0.1%
Hungary Government International Bond 5.38%, 02/21/23	50	55,206
5.38%, 03/25/24	90	102,128
6.38%, 03/29/21	26	27,648

		184,982

Japan — 0.2%
Japan Bank for International Cooperation 2.25%, 11/04/26	200	205,594
3.13%, 07/20/21	200	205,158

		410,752

Mexico — 0.3%
Mexico Government International Bond 3.50%, 01/21/21(b)	25	25,569
3.63%, 03/15/22	200	207,168
4.75%, 03/08/44	58	64,103
5.55%, 01/21/45	50	61,569
5.75%, 10/12/10	70	82,947
6.05%, 01/11/40	34	43,548
6.75%, 09/27/34	50	67,845
8.30%, 08/15/31	25	36,830

		589,579

Panama — 0.1%
Panama Government International Bond 7.13%, 01/29/26	100	127,478
8.88%, 09/30/27	35	50,788
9.38%, 04/01/29	25	38,850

		217,116

Peru — 0.1%
Peruvian Government International Bond 4.13%, 08/25/27	40	45,869
5.63%, 11/18/50	25	38,234
6.55%, 03/14/37	80	121,576
8.75%, 11/21/33	25	42,731

		248,410

Philippines — 0.2%
Philippine Government International Bond 3.95%, 01/20/40	80	96,396
7.75%, 01/14/31	150	227,776
10.63%, 03/16/25	35	50,455

		374,627

Poland — 0.1%
Republic of Poland Government International Bond 3.25%, 04/06/26	25	26,856
4.00%, 01/22/24	50	54,464
5.00%, 03/23/22	35	37,734
5.13%, 04/21/21	150	157,689

		276,743

South Korea — 0.1%
Export-Import Bank of Korea, 2.38%, 04/21/27	200	202,466

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational — 2.0%
African Development Bank 1.25%, 07/26/21	$200	$198,670
2.13%, 11/16/22	25	25,465
Asian Development Bank 1.63%, 03/16/21	75	74,977
1.75%, 06/08/21	70	70,171
1.75%, 09/13/22	25	25,185
1.88%, 02/18/22	25	25,222
2.00%, 02/16/22(b)	200	202,334
2.00%, 01/22/25	90	92,272
2.50%, 11/02/27	50	53,512
2.75%, 01/19/28	200	218,944
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/24	25	25,864
Corp. Andina de Fomento, 4.38%, 06/15/22	50	52,880
Council of Europe Development Bank, 2.63%, 02/13/23	25	25,920
European Bank for Reconstruction & Development 1.88%, 02/23/22	100	100,849
2.00%, 02/01/21	25	25,112
European Investment Bank 1.88%, 02/10/25	100	102,072
2.00%, 12/15/22	250	254,080
2.25%, 03/15/22	25	25,465
2.38%, 05/13/21	90	91,147
2.38%, 06/15/22	25	25,599
2.50%, 04/15/21	75	76,042
2.50%, 03/15/23	250	258,650
2.88%, 09/15/20	50	50,569
2.88%, 08/15/23	25	26,328
3.13%, 12/14/23	100	106,776
3.25%, 01/29/24	25	26,894
4.00%, 02/16/21	50	51,674
Inter-American Development Bank 1.75%, 09/14/22	65	65,486
2.13%, 11/09/20	50	50,230
2.13%, 01/18/22	100	101,424
2.13%, 01/15/25	75	77,440
2.63%, 04/19/21	40	40,640
3.13%, 09/18/28	250	282,780
International Bank for Reconstruction & Development 1.38%, 05/24/21	50	49,804
1.63%, 09/04/20	250	249,615
1.63%, 03/09/21	25	25,001
1.63%, 02/10/22	25	25,070
2.00%, 01/26/22	50	50,582
2.13%, 03/03/25	40	41,366
2.50%, 11/25/24	500	525,610
2.50%, 07/29/25	50	52,820
2.50%, 11/22/27	25	26,832
2.75%, 07/23/21	25	25,544
3.00%, 09/27/23	25	26,488
International Finance Corp., 2.00%, 10/24/22	25	25,399

		4,054,804

Sweden — 0.2%
Svensk Exportkredit AB 1.75%, 08/28/20	90	89,914
1.75%, 03/10/21	200	200,134

		290,048

Security	Par (000)	Value

Uruguay — 0.1%
Uruguay Government International Bond 4.50%, 08/14/24	$25	$27,129
5.10%, 06/18/50	125	155,447
7.63%, 03/21/36	50	75,831

		258,407

Total Foreign Government Obligations — 4.2% (Cost: $8,069,179)		8,531,431

Municipal Debt Obligations

California — 0.5%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	175	303,588
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	25	33,539
State of California GO 3.38%, 04/01/25	25	26,942
4.50%, 04/01/33 (Call 04/01/28)	25	29,133
State of California GO BAB 7.30%, 10/01/39	95	151,045
7.50%, 04/01/34	200	315,528
7.55%, 04/01/39	50	83,828
University of California RB, Series AD, 4.86%, 05/15/12	50	69,164

		1,012,767

Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	50	50,416

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	28,708

Illinois — 0.2%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	100	129,660
State of Illinois GO, 5.10%, 06/01/33(b)	175	190,400

		320,060

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	37,543

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	25	34,043

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	25	29,257

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(d)	50	46,628
New Jersey State Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	25	39,893

		86,521

New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	66,052
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	125	181,451

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	$15	$19,593
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	100	137,514
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	56,299

		460,909

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	35,312
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	30,754
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,904

		95,970

Oregon — 0.1%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	25	35,016
State of Oregon GO, 5.89%, 06/01/27	50	61,468

		96,484

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	58,500
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48	100	138,782
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	41,845

		239,127

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	25	32,354

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	60,322

Total Municipal Debt Obligations — 1.3% (Cost: $2,272,461)		2,584,481

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Home Loan Banks 3.13%, 06/13/25	335	363,354
3.63%, 06/11/21	300	310,596
5.50%, 07/15/36	25	37,249
Federal Home Loan Mortgage Corp. 2.38%, 02/16/21	150	151,604
2.38%, 01/13/22	245	249,672
6.25%, 07/15/32	150	225,966
Federal National Mortgage Association 1.38%, 02/26/21	150	149,487
1.88%, 04/05/22	100	101,024
2.00%, 10/05/22	1,500	1,523,970
2.63%, 01/11/22	55	56,389
5.63%, 07/15/37	86	131,432
6.25%, 05/15/29	50	70,515
6.63%, 11/15/30	90	134,240
7.25%, 05/15/30	110	168,405
Tennessee Valley Authority, 3.50%, 12/15/42	50	59,053

		3,732,956

U.S. Government Obligations — 53.4%
U.S. Treasury Note/Bond 1.13%, 07/31/21	600	595,219

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 04/30/21	$1,500	$1,494,492
1.38%, 05/31/21	1,000	996,445
1.38%, 06/30/23	5,200	5,189,844
1.38%, 08/31/23	150	149,754
1.50%, 03/31/23	2,000	2,005,469
1.50%, 08/15/26	3,700	3,710,984
1.63%, 11/30/20	700	699,316
1.63%, 08/15/22	450	452,461
1.63%, 11/15/22	250	251,523
1.63%, 04/30/23	250	251,777
1.63%, 02/15/26	1,600	1,616,625
1.63%, 05/15/26	850	859,164
1.75%, 12/31/20	700	700,520
1.75%, 03/31/22	500	503,750
1.75%, 04/30/22	500	503,906
1.75%, 05/15/22	600	604,687
1.75%, 09/30/22	200	201,906
1.75%, 05/15/23	750	758,789
1.88%, 04/30/22	750	758,086
1.88%, 08/31/22	1,900	1,924,344
1.88%, 09/30/22	1,400	1,418,922
2.00%, 11/15/21	11,450	11,575,234
2.00%, 12/31/21	1,300	1,314,930
2.00%, 10/31/22	1,000	1,017,266
2.00%, 11/30/22	1,500	1,526,836
2.00%, 05/31/24	7,720	7,931,094
2.00%, 02/15/25	825	849,814
2.00%, 11/15/26	450	466,734
2.13%, 01/31/21	500	503,203
2.13%, 06/30/21	250	252,549
2.13%, 12/31/21	250	253,633
2.13%, 03/31/24	2,500	2,578,125
2.25%, 03/31/21	2,000	2,019,453
2.25%, 12/31/23	1,000	1,034,609
2.25%, 11/15/24	600	624,797
2.25%, 11/15/25	850	890,176
2.25%, 08/15/27	300	317,438
2.25%, 11/15/27	2,100	2,224,359
2.25%, 08/15/46	915	967,612
2.38%, 08/15/24	800	836,625
2.38%, 05/15/27	200	213,219
2.38%, 05/15/29	700	754,359
2.50%, 02/28/21	1,800	1,822,922
2.50%, 08/15/23	400	416,531
2.50%, 05/15/24	2,000	2,098,281
2.50%, 02/15/45	1,065	1,179,987
2.50%, 02/15/46	60	66,544
2.50%, 05/15/46	290	321,855
2.63%, 11/15/20	1,100	1,111,773
2.63%, 02/15/29	1,133	1,243,999
2.75%, 09/30/20	2,300	2,323,898
2.75%, 11/30/20	500	506,406
2.75%, 11/15/23	500	526,992
2.75%, 02/15/24	1,000	1,057,187
2.75%, 02/15/28	1,000	1,100,000
2.75%, 08/15/42	550	634,133
2.75%, 08/15/47	600	700,219
2.88%, 09/30/23	250	264,316
2.88%, 11/30/23	750	794,766
2.88%, 05/15/28	875	973,301

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 08/15/28	$1,000	$1,114,531
2.88%, 05/15/43	325	382,891
2.88%, 08/15/45	200	237,156
2.88%, 11/15/46	850	1,012,828
3.00%, 11/15/44	500	603,984
3.00%, 05/15/45	500	605,391
3.00%, 11/15/45	850	1,031,555
3.00%, 02/15/47	200	244,063
3.00%, 02/15/48	150	183,633
3.00%, 08/15/48	500	613,125
3.13%, 05/15/21	2,000	2,050,937
3.13%, 11/15/41	250	305,391
3.13%, 02/15/42	800	978,375
3.13%, 08/15/44	700	862,203
3.38%, 05/15/44	3,000	3,841,406
3.38%, 11/15/48	900	1,182,234
3.63%, 02/15/21	500	514,180
3.63%, 08/15/43	500	662,344
3.63%, 02/15/44	575	763,762
3.88%, 08/15/40	550	744,047
4.25%, 11/15/40	412	585,040
4.38%, 05/15/40	550	791,227
4.38%, 05/15/41	2,500	3,617,969
4.63%, 02/15/40	100	148,031
5.25%, 11/15/28	750	991,172
5.25%, 02/15/29	350	465,500
6.00%, 02/15/26	650	831,340
6.13%, 08/15/29	269	383,652
6.38%, 08/15/27	250	341,641
6.50%, 11/15/26	300	402,984
6.88%, 08/15/25	300	392,719

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
7.25%, 08/15/22	$400	$466,375
7.63%, 11/15/22	600	715,219

		109,010,063

Total U.S. Government & Agency Obligations — 55.2% (Cost: $106,618,765)		112,743,019

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(f)(g)(h)	2,203	2,203,213

Total Short-Term Investments — 1.1% (Cost: $2,203,213)		2,203,213

Total Investments in Securities — 99.4% (Cost: $190,795,054)		202,699,600

Other Assets, Less Liabilities — 0.6%		1,303,282

Net Assets — 100.0%		$204,002,882

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Zero-coupon bond.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161	1,042	2,203	$2,203,213	$28,693	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Government/Credit Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$76,637,456	$—	$76,637,456
Foreign Government Obligations	—	8,531,431	—	8,531,431
Municipal Debt Obligations	—	2,584,481	—	2,584,481
U.S. Government & Agency Obligations	—	112,743,019	—	112,743,019
Money Market Funds	2,203,213	—	—	2,203,213

	$2,203,213	$200,496,387	$—	$202,699,600

See notes to financial statements.

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The) 3.75%, 02/15/23	$130	$136,599
4.20%, 04/15/24	75	80,924
4.65%, 10/01/28 (Call 07/01/28)	75	84,886
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)	150	159,322
3.63%, 05/01/22	300	312,009
3.65%, 11/01/24 (Call 08/01/24)	45	47,582
WPP Finance 2010 3.63%, 09/07/22	50	51,706
3.75%, 09/19/24	195	203,740
4.75%, 11/21/21	175	183,876

		1,260,644

Aerospace & Defense — 0.5%
Boeing Co. (The) 1.65%, 10/30/20 (Call 09/30/20)	30	29,853
2.25%, 06/15/26 (Call 03/15/26)	185	185,253
2.30%, 08/01/21	200	201,044
2.35%, 10/30/21	25	25,142
2.60%, 10/30/25 (Call 07/30/25)	40	40,816
2.70%, 02/01/27 (Call 12/01/26)	135	138,741
2.80%, 03/01/23 (Call 02/01/23)	110	112,617
2.80%, 03/01/27 (Call 12/01/26)	115	118,390
2.85%, 10/30/24 (Call 07/30/24)	65	67,088
3.10%, 05/01/26 (Call 03/01/26)	100	105,537
3.20%, 03/01/29 (Call 12/01/28)	105	111,511
3.25%, 03/01/28 (Call 12/01/27)	120	127,585
8.75%, 08/15/21	40	44,919
Embraer Netherlands Finance BV 5.05%, 06/15/25	275	301,301
5.40%, 02/01/27	165	186,701
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)	50	49,954
2.13%, 08/15/26 (Call 05/15/26)	135	135,732
2.25%, 11/15/22 (Call 08/15/22)	175	176,942
2.38%, 11/15/24 (Call 09/15/24)	50	50,993
2.63%, 11/15/27 (Call 08/15/27)	225	233,356
3.00%, 05/11/21	345	351,576
3.38%, 05/15/23 (Call 04/15/23)	140	147,188
3.50%, 05/15/25 (Call 03/15/25)	100	107,515
3.75%, 05/15/28 (Call 02/15/28)	180	202,151
L3Harris Technologies Inc. 3.83%, 04/27/25 (Call 01/27/25)	225	241,130
3.85%, 06/15/23 (Call 05/15/23)(a)	25	26,406
3.85%, 12/15/26 (Call 09/15/26)(a)	220	238,539
4.40%, 06/15/28 (Call 03/15/28)	100	113,449
4.40%, 06/15/28 (Call 03/15/28)(a)	100	113,348
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	335	336,708
2.90%, 03/01/25 (Call 12/01/24)	200	208,590
3.10%, 01/15/23 (Call 11/15/22)	100	103,750
3.35%, 09/15/21	175	179,538
3.55%, 01/15/26 (Call 10/15/25)	325	352,898
Northrop Grumman Corp. 2.08%, 10/15/20	125	125,058
2.55%, 10/15/22 (Call 09/15/22)	230	233,434
2.93%, 01/15/25 (Call 11/15/24)	270	279,785
3.20%, 02/01/27 (Call 11/01/26)	175	184,574

Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 08/01/23	$225	$235,435
3.25%, 01/15/28 (Call 10/15/27)	350	371,577
3.50%, 03/15/21	100	102,143
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	575	583,044
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	180	183,073
3.20%, 03/15/24 (Call 01/15/24)	185	192,369
3.50%, 03/15/27 (Call 12/15/26)	260	279,815
3.70%, 12/15/23 (Call 09/15/23)	150	158,720
Spirit AeroSystems Inc. 3.85%, 06/15/26 (Call 03/15/26)	65	67,354
3.95%, 06/15/23 (Call 05/15/23)	75	77,954
4.60%, 06/15/28 (Call 03/15/28)	74	81,197
United Technologies Corp. 1.95%, 11/01/21 (Call 10/01/21)	80	79,903
2.30%, 05/04/22 (Call 04/04/22)	275	277,200
2.65%, 11/01/26 (Call 08/01/26)	400	412,312
2.80%, 05/04/24 (Call 03/04/24)	125	128,593
3.10%, 06/01/22	475	490,433
3.13%, 05/04/27 (Call 02/04/27)	495	524,393
3.35%, 08/16/21	125	128,106
3.65%, 08/16/23 (Call 07/16/23)	150	159,138
3.95%, 08/16/25 (Call 06/16/25)	85	93,328
4.13%, 11/16/28 (Call 08/16/28)(b)	350	400,169

		11,015,368

Agriculture — 0.4%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)	347	344,588
2.85%, 08/09/22	475	484,718
3.49%, 02/14/22	25	25,819
3.80%, 02/14/24 (Call 01/14/24)	55	58,176
4.00%, 01/31/24	365	389,148
4.40%, 02/14/26 (Call 12/14/25)	275	301,782
4.75%, 05/05/21	400	417,204
4.80%, 02/14/29 (Call 11/14/28)	175	197,801
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	350	358,183
4.48%, 03/01/21	100	103,303
BAT Capital Corp. 2.76%, 08/15/22 (Call 07/15/22)	445	450,603
3.22%, 08/15/24 (Call 06/15/24)	360	369,832
3.56%, 08/15/27 (Call 05/15/27)	625	640,444
Bunge Ltd. Finance Corp. 3.25%, 08/15/26 (Call 05/15/26)	150	149,928
3.50%, 11/24/20(b)	120	121,535
3.75%, 09/25/27 (Call 06/25/27)	135	139,084
4.35%, 03/15/24 (Call 02/15/24)	125	133,041
Philip Morris International Inc. 1.88%, 02/25/21 (Call 01/25/21)	220	219,602
2.13%, 05/10/23 (Call 03/10/23)	135	134,772
2.38%, 08/17/22 (Call 07/17/22)	75	75,634
2.50%, 08/22/22	150	151,668
2.63%, 02/18/22 (Call 01/18/22)	115	116,483
2.63%, 03/06/23	200	203,648
2.75%, 02/25/26 (Call 11/25/25)	25	25,474
2.88%, 05/01/24 (Call 04/01/24)	100	102,560
2.90%, 11/15/21	25	25,443
3.13%, 08/17/27 (Call 05/17/27)	150	156,027
3.25%, 11/10/24	275	287,683
3.38%, 08/11/25 (Call 05/11/25)	190	200,266

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.60%, 11/15/23	$150	$158,215
Reynolds American Inc. 4.45%, 06/12/25 (Call 03/12/25)	555	600,604
4.85%, 09/15/23	250	272,867

		7,416,135

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	124	130,721
Series 2015-1, Class A, 3.38%, 05/01/27	60	62,910
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	18	19,192
Delta Air Lines Inc. 2.60%, 12/04/20	120	120,300
3.40%, 04/19/21	125	126,883
3.63%, 03/15/22 (Call 02/15/22)	150	154,339
3.80%, 04/19/23 (Call 03/19/23)	25	25,991
4.38%, 04/19/28 (Call 01/19/28)	150	161,647
Delta Air Lines Inc. Pass Through Trust
Series 2017-1, Class A, 6.82%, 02/10/24	21	22,743
Series 2019-1, AA, 3.20%, 10/25/25	110	115,212
Southwest Airlines Co. 2.65%, 11/05/20 (Call 10/05/20)	200	201,132
3.00%, 11/15/26 (Call 08/15/26)	175	179,972
3.45%, 11/16/27 (Call 08/16/27)	50	52,796
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	19	20,392
Series 2014-2, Class A, 3.75%, 03/03/28	200	213,514

		1,607,744

Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	275	282,769
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	125	134,421
Tapestry Inc. 3.00%, 07/15/22 (Call 06/15/22)	75	75,400
4.13%, 07/15/27 (Call 04/15/27)	180	185,576
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	100	102,578

		780,744

Auto Manufacturers — 0.8%
American Honda Finance Corp. 1.65%, 07/12/21	175	173,936
2.20%, 06/27/22	95	95,726
2.30%, 09/09/26	150	150,917
2.40%, 06/27/24	150	152,452
2.45%, 09/24/20	200	200,948
2.60%, 11/16/22	25	25,501
2.65%, 02/12/21	200	201,830
2.90%, 02/16/24	175	181,505
3.38%, 12/10/21	50	51,555
3.45%, 07/14/23	215	226,881
3.50%, 02/15/28	100	109,224
3.55%, 01/12/24	200	213,280
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)(b)	310	318,482
6.63%, 10/01/28	100	113,300
Ford Motor Credit Co. LLC 2.98%, 08/03/22 (Call 07/03/22)	550	547,910
3.20%, 01/15/21	600	602,922
3.22%, 01/09/22	300	301,044
3.34%, 03/18/21	350	352,261
3.34%, 03/28/22 (Call 02/28/22)	290	291,795

Security	Par (000)	Value

Auto Manufacturers (continued)
3.81%, 10/12/21	$200	$203,674
3.81%, 01/09/24 (Call 11/09/23)	260	261,732
4.13%, 08/04/25	550	554,609
4.25%, 09/20/22	400	412,316
4.39%, 01/08/26	250	254,065
5.09%, 01/07/21	250	257,390
5.11%, 05/03/29 (Call 02/03/29)	300	309,612
5.88%, 08/02/21	400	421,148
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	55	56,639
4.88%, 10/02/23	50	53,725
5.00%, 10/01/28 (Call 07/01/28)	200	215,286
General Motors Financial Co. Inc. 2.45%, 11/06/20	275	274,843
3.15%, 06/30/22 (Call 05/30/22)	95	96,359
3.20%, 07/06/21 (Call 06/06/21)	350	354,102
3.25%, 01/05/23 (Call 12/05/22)	378	384,248
3.45%, 01/14/22 (Call 12/14/21)	200	203,846
3.45%, 04/10/22 (Call 02/10/22)	100	102,013
3.50%, 11/07/24 (Call 09/07/24)	280	284,337
3.55%, 04/09/21	50	50,859
3.55%, 07/08/22	250	256,137
3.70%, 11/24/20 (Call 10/24/20)	268	271,572
3.70%, 05/09/23 (Call 03/09/23)	250	256,482
3.85%, 01/05/28 (Call 10/05/27)	50	50,241
3.95%, 04/13/24 (Call 02/13/24)	25	25,836
4.00%, 01/15/25 (Call 10/15/24)	275	283,162
4.00%, 10/06/26 (Call 07/06/26)	225	230,240
4.15%, 06/19/23 (Call 05/19/23)	140	146,233
4.20%, 03/01/21 (Call 02/01/21)	500	511,890
4.20%, 11/06/21	300	310,692
4.35%, 04/09/25 (Call 02/09/25)	140	146,521
4.35%, 01/17/27 (Call 10/17/26)	290	301,249
4.38%, 09/25/21	325	337,038
5.10%, 01/17/24 (Call 12/17/23)	305	329,638
5.25%, 03/01/26 (Call 12/01/25)	280	306,032
PACCAR Financial Corp. 2.05%, 11/13/20	35	35,039
2.30%, 08/10/22	125	126,125
2.65%, 05/10/22	175	178,279
2.80%, 03/01/21	125	126,543
3.10%, 05/10/21	50	50,935
3.15%, 08/09/21	160	163,320
3.40%, 08/09/23	25	26,110
Toyota Motor Corp. 2.36%, 07/02/24	150	152,763
2.76%, 07/02/29	55	57,480
3.18%, 07/20/21	100	102,435
3.42%, 07/20/23	200	212,148
3.67%, 07/20/28	45	50,504
Toyota Motor Credit Corp. 2.15%, 09/08/22	225	226,762
2.60%, 01/11/22	225	228,726
2.63%, 01/10/23	225	230,571
2.65%, 04/12/22	325	331,448
2.90%, 04/17/24	150	156,262
2.95%, 04/13/21	125	127,165
3.05%, 01/08/21	160	162,552
3.05%, 01/11/28	150	159,906
3.20%, 01/11/27	175	189,056

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.35%, 01/08/24	$175	$185,290
3.40%, 09/15/21	225	231,768
3.40%, 04/14/25	150	160,996
3.45%, 09/20/23	225	238,279

		16,735,697

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	250	266,132
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)	25	26,791
4.35%, 03/15/29 (Call 12/15/28)	50	54,674
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	65	67,954
Lear Corp. 4.25%, 05/15/29 (Call 02/15/29)	200	207,856
5.25%, 01/15/25 (Call 01/15/20)	262	271,110
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	25	26,372
4.15%, 10/01/25 (Call 07/01/25)	250	272,085

		1,192,974

Banks — 9.8%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	350	357,574
Australia & New Zealand Banking Group Ltd./New York NY 2.30%, 06/01/21	500	502,625
2.55%, 11/23/21	250	253,023
2.63%, 05/19/22	300	305,787
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	400	403,264
Banco Santander SA 2.71%, 06/27/24	400	406,676
3.13%, 02/23/23	200	204,452
3.31%, 06/27/29	200	209,240
3.85%, 04/12/23	200	209,038
4.25%, 04/11/27	200	216,524
4.38%, 04/12/28	200	220,086
5.18%, 11/19/25	400	441,600
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)	400	400,012
2.33%, 10/01/21 (Call 10/01/20)(c)	250	250,325
2.50%, 10/21/22 (Call 10/21/21)	625	629,725
2.63%, 10/19/20	350	352,569
2.63%, 04/19/21	600	605,562
2.74%, 01/23/22 (Call 01/23/21)(c)	275	277,129
2.82%, 07/21/23 (Call 07/21/22)(c)	350	356,636
2.88%, 04/24/23 (Call 04/24/22)(c)	610	621,096
3.00%, 12/20/23 (Call 12/20/22)(c)	700	718,221
3.09%, 10/01/25 (Call 10/01/24)(c)	260	269,929
3.12%, 01/20/23 (Call 01/20/22)(c)	340	347,623
3.25%, 10/21/27 (Call 10/21/26)	225	237,341
3.30%, 01/11/23	550	571,637
3.37%, 01/23/26 (Call 01/23/25)(c)	250	261,415
3.42%, 12/20/28 (Call 12/20/27)(c)	963	1,017,901
3.46%, 03/15/25 (Call 03/15/24)(c)	310	326,132
3.50%, 05/17/22 (Call 05/17/21)(c)	75	76,684
3.50%, 04/19/26	500	535,690
3.55%, 03/05/24 (Call 03/05/23)(c)	125	130,671
3.56%, 04/23/27 (Call 04/23/26)(c)	325	346,063
3.59%, 07/21/28 (Call 07/21/27)(c)	600	640,212
3.71%, 04/24/28 (Call 04/24/27)(c)	750	807,915
3.82%, 01/20/28 (Call 01/20/27)(c)	300	324,609
3.86%, 07/23/24 (Call 07/23/23)(c)	400	424,824

Security	Par (000)	Value

Banks (continued)
3.88%, 08/01/25	$550	$599,648
3.97%, 03/05/29 (Call 03/05/28)(c)	500	549,085
3.97%, 02/07/30 (Call 02/07/29)(c)	650	720,648
4.00%, 04/01/24	475	513,442
4.00%, 01/22/25	600	641,064
4.10%, 07/24/23	550	589,968
4.13%, 01/22/24	677	733,502
4.20%, 08/26/24	545	587,657
4.25%, 10/22/26	355	386,900
4.27%, 07/23/29 (Call 07/23/28)(c)	425	479,396
4.45%, 03/03/26	350	384,926
Series L, 3.95%, 04/21/25	405	432,022
Series L, 4.18%, 11/25/27 (Call 11/25/26)	150	163,055
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	250	257,328
Bank of Montreal 1.90%, 08/27/21	690	689,869
2.35%, 09/11/22	575	582,739
2.50%, 06/28/24	100	101,447
2.55%, 11/06/22 (Call 10/06/22)	175	178,332
2.90%, 03/26/22	325	331,974
3.80%, 12/15/32 (Call 12/15/27)(c)	200	209,504
4.34%, 10/05/28 (Call 10/05/23)(c)	25	26,620
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	275	275,481
2.45%, 11/27/20 (Call 10/27/20)	290	291,317
2.45%, 08/17/26 (Call 05/17/26)	230	233,512
2.50%, 04/15/21 (Call 03/15/21)	380	383,074
2.60%, 02/07/22 (Call 01/07/22)	100	101,551
2.66%, 05/16/23 (Call 05/16/22)(c)	57	57,947
2.80%, 05/04/26 (Call 02/04/26)	225	233,514
2.95%, 01/29/23 (Call 12/29/22)	105	108,267
3.25%, 09/11/24 (Call 08/11/24)	190	200,207
3.25%, 05/16/27 (Call 02/16/27)	325	346,313
3.40%, 05/15/24 (Call 04/15/24)	175	185,094
3.45%, 08/11/23	100	105,378
3.50%, 04/28/23	100	105,272
3.85%, 04/28/28	175	197,755
3.95%, 11/18/25 (Call 10/18/25)	75	82,219
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	375	399,990
Series G, 3.00%, 02/24/25 (Call 01/24/25)	225	234,261
Bank of Nova Scotia (The) 2.35%, 10/21/20	325	326,495
2.38%, 01/18/23	25	25,284
2.45%, 03/22/21	450	453,199
2.45%, 09/19/22	293	297,808
2.50%, 01/08/21	250	251,778
2.70%, 03/07/22	420	428,056
2.80%, 07/21/21	200	203,068
4.38%, 01/13/21	175	180,588
4.50%, 12/16/25	400	438,764
Bank One Corp., 7.63%, 10/15/26	25	32,758
Barclays Bank PLC 2.65%, 01/11/21 (Call 12/11/20)	345	346,373
5.14%, 10/14/20	250	255,993
Barclays PLC 3.20%, 08/10/21	450	453,915
3.65%, 03/16/25	210	213,998
3.68%, 01/10/23 (Call 01/10/22)	325	330,278
3.93%, 05/07/25 (Call 05/07/24)(c)	300	308,391
4.34%, 05/16/24 (Call 05/16/23)(c)	200	208,360

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.34%, 01/10/28 (Call 01/10/27)	$300	$316,071
4.38%, 01/12/26	345	365,393
4.61%, 02/15/23 (Call 02/15/22)(c)	250	258,980
4.97%, 05/16/29 (Call 05/16/28)(c)	300	329,316
BB&T Corp. 2.05%, 05/10/21 (Call 04/09/21)	250	250,105
2.15%, 02/01/21 (Call 01/01/21)	225	225,281
2.75%, 04/01/22 (Call 03/01/22)	215	218,747
2.85%, 10/26/24 (Call 09/26/24)	250	257,970
3.05%, 06/20/22 (Call 05/20/22)	77	78,973
3.20%, 09/03/21 (Call 08/03/21)	150	153,219
3.70%, 06/05/25 (Call 05/05/25)	80	86,446
3.75%, 12/06/23 (Call 11/06/23)	515	548,341
3.95%, 03/22/22 (Call 02/22/22)	175	182,621
BBVA USA 3.50%, 06/11/21 (Call 05/11/21)	250	254,680
3.88%, 04/10/25 (Call 03/10/25)	250	261,330
BNP Paribas SA 3.25%, 03/03/23	165	171,856
4.25%, 10/15/24	250	266,045
5.00%, 01/15/21	700	727,111
BPCE SA 2.65%, 02/03/21	250	251,835
2.75%, 12/02/21	250	253,473
3.38%, 12/02/26	250	264,828
4.00%, 04/15/24	250	271,273
Branch Banking & Trust Co. 2.63%, 01/15/22 (Call 12/15/21)	250	253,385
2.85%, 04/01/21 (Call 03/01/21)	250	252,958
Canadian Imperial Bank of Commerce 2.10%, 10/05/20	350	350,623
2.55%, 06/16/22	375	381,705
2.61%, 07/22/23 (Call 07/22/22)(c)	25	25,242
2.70%, 02/02/21	270	272,662
3.50%, 09/13/23	200	211,586
Capital One N.A. 2.25%, 09/13/21 (Call 08/13/21)	350	350,042
2.95%, 07/23/21 (Call 06/23/21)	400	405,028
Citibank N.A. 2.13%, 10/20/20 (Call 09/20/20)	250	250,345
2.84%, 05/20/22 (Call 05/20/21)(c)	250	252,720
Citigroup Inc. 2.35%, 08/02/21	250	251,193
2.65%, 10/26/20	700	704,137
2.70%, 03/30/21	700	707,000
2.70%, 10/27/22 (Call 09/27/22)	255	259,274
2.75%, 04/25/22 (Call 03/25/22)	550	559,256
2.88%, 07/24/23 (Call 07/24/22)(c)	475	483,431
2.90%, 12/08/21 (Call 11/08/21)	450	457,362
3.14%, 01/24/23 (Call 01/24/22)(c)	285	291,364
3.20%, 10/21/26 (Call 07/21/26)	690	720,926
3.30%, 04/27/25	400	422,764
3.35%, 04/24/25 (Call 04/24/24)(c)	495	516,646
3.40%, 05/01/26	338	357,891
3.50%, 05/15/23	272	282,836
3.52%, 10/27/28 (Call 10/27/27)(c)	575	610,771
3.67%, 07/24/28 (Call 07/24/27)(c)	450	481,927
3.70%, 01/12/26	300	322,956
3.75%, 06/16/24	150	160,607
3.88%, 10/25/23	250	266,538

Security	Par (000)	Value

Banks (continued)
3.88%, 03/26/25	$250	$264,483
3.89%, 01/10/28 (Call 01/10/27)(c)	700	759,318
4.00%, 08/05/24	200	213,490
4.04%, 06/01/24 (Call 06/01/23)(c)	100	106,412
4.05%, 07/30/22	139	145,618
4.08%, 04/23/29 (Call 04/23/28)(c)	500	552,355
4.13%, 07/25/28	445	484,560
4.30%, 11/20/26	75	81,754
4.40%, 06/10/25	475	515,441
4.45%, 09/29/27	195	214,582
4.50%, 01/14/22	575	606,429
4.60%, 03/09/26	405	446,476
5.50%, 09/13/25	400	458,000
Citizens Bank N.A./Providence RI 2.55%, 05/13/21 (Call 04/13/21)	100	100,692
2.65%, 05/26/22 (Call 04/26/22)	250	253,285
3.70%, 03/29/23 (Call 02/28/23)	250	262,990
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	300	300,531
Comerica Inc. 3.70%, 07/31/23 (Call 06/30/23)	300	316,962
4.00%, 02/01/29 (Call 11/03/28)	125	138,904
Commonwealth Bank of Australia/New York NY 2.40%, 11/02/20	365	366,624
2.55%, 03/15/21	250	252,020
Cooperatieve Rabobank UA 3.75%, 07/21/26	250	261,740
3.88%, 02/08/22	550	574,843
3.95%, 11/09/22	250	261,498
4.50%, 01/11/21	375	387,379
4.63%, 12/01/23	250	270,345
Cooperatieve Rabobank UA/NY 2.50%, 01/19/21	400	402,756
2.75%, 01/10/22	250	254,465
2.75%, 01/10/23	250	256,253
3.13%, 04/26/21	250	254,423
Credit Suisse AG/New York NY 3.00%, 10/29/21	380	389,128
3.63%, 09/09/24	450	479,664
Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/20	275	277,970
3.45%, 04/16/21	345	351,345
3.75%, 03/26/25	390	412,195
3.80%, 09/15/22	450	469,345
3.80%, 06/09/23	250	262,405
4.55%, 04/17/26	500	554,130
Deutsche Bank AG 3.13%, 01/13/21	150	149,667
3.38%, 05/12/21	330	329,944
4.10%, 01/13/26	180	181,138
Deutsche Bank AG/London, 3.70%, 05/30/24	315	314,109
Deutsche Bank AG/New York NY 3.13%, 01/13/21	25	24,885
3.15%, 01/22/21	250	248,893
3.38%, 05/12/21	150	149,819
3.70%, 05/30/24	200	199,286
4.25%, 02/04/21	460	465,055
4.25%, 10/14/21	100	101,729
Series D, 5.00%, 02/14/22	200	207,114

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Discover Bank 3.35%, 02/06/23 (Call 01/06/23)	$250	$258,940
3.45%, 07/27/26 (Call 04/27/26)	250	261,000
4.68%, 08/09/28 (Call 08/09/23)(c)	350	365,813
Fifth Third Bancorp. 2.60%, 06/15/22 (Call 05/15/22)	95	96,266
3.50%, 03/15/22 (Call 02/15/22)	30	30,998
3.65%, 01/25/24 (Call 12/25/23)	125	132,451
3.95%, 03/14/28 (Call 02/14/28)	180	199,616
4.30%, 01/16/24 (Call 12/16/23)	275	296,862
Fifth Third Bank/Cincinnati OH 2.25%, 06/14/21 (Call 05/14/21)	300	301,005
3.85%, 03/15/26 (Call 02/15/26)	200	215,234
3.95%, 07/28/25 (Call 06/28/25)	200	219,176
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	352,684
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	280	280,476
2.60%, 12/27/20 (Call 12/27/19)	450	450,598
2.63%, 04/25/21 (Call 03/25/21)	340	342,604
2.75%, 09/15/20 (Call 08/15/20)	400	402,112
2.88%, 02/25/21 (Call 01/25/21)	250	252,355
2.88%, 10/31/22 (Call 10/31/21)(c)	625	633,187
2.91%, 07/24/23 (Call 07/24/22)(c)	550	558,761
3.00%, 04/26/22 (Call 04/26/21)	450	455,877
3.20%, 02/23/23 (Call 01/23/23)	105	108,442
3.27%, 09/29/25 (Call 09/29/24)(c)	500	519,000
3.50%, 01/23/25 (Call 10/23/24)	483	507,957
3.50%, 11/16/26 (Call 11/16/25)	675	708,399
3.63%, 01/22/23	350	366,320
3.63%, 02/20/24 (Call 01/20/24)	300	316,614
3.69%, 06/05/28 (Call 06/05/27)(c)	574	611,178
3.75%, 05/22/25 (Call 02/22/25)	300	319,938
3.75%, 02/25/26 (Call 11/25/25)	150	159,822
3.81%, 04/23/29 (Call 04/23/28)(c)	375	403,189
3.85%, 07/08/24 (Call 04/08/24)	450	479,542
3.85%, 01/26/27 (Call 01/26/26)	623	665,632
4.00%, 03/03/24	575	617,648
4.22%, 05/01/29 (Call 05/01/28)(c)	383	423,709
4.25%, 10/21/25	400	432,144
5.25%, 07/27/21	650	686,725
5.75%, 01/24/22	800	866,016
5.95%, 01/15/27	85	101,507
HSBC Holdings PLC 2.65%, 01/05/22	400	403,480
2.95%, 05/25/21	400	404,232
3.26%, 03/13/23 (Call 03/13/22)(c)	540	551,264
3.40%, 03/08/21	500	507,980
3.60%, 05/25/23	200	209,154
3.80%, 03/11/25 (Call 03/11/24)(c)	485	506,650
3.90%, 05/25/26	500	534,755
3.95%, 05/18/24 (Call 05/18/23)(c)	400	419,452
4.00%, 03/30/22	250	261,385
4.04%, 03/13/28 (Call 03/13/27)(c)	530	566,204
4.25%, 03/14/24	450	474,808
4.25%, 08/18/25	450	476,815
4.29%, 09/12/26 (Call 09/12/25)(c)	450	484,798
4.30%, 03/08/26	525	572,407
4.38%, 11/23/26	250	268,270
4.58%, 06/19/29 (Call 06/19/28)(c)	455	508,226
5.10%, 04/05/21	675	704,545

Security	Par (000)	Value

Banks (continued)
HSBC USA Inc., 3.50%, 06/23/24	$400	$421,992
Huntington Bancshares Inc./OH 2.30%, 01/14/22 (Call 12/14/21)	250	251,273
3.15%, 03/14/21 (Call 02/14/21)	50	50,695
4.00%, 05/15/25 (Call 04/15/25)	210	226,737
Huntington National Bank (The) 2.50%, 08/07/22 (Call 07/07/22)	350	353,692
3.25%, 05/14/21 (Call 04/14/21)	250	254,290
Industrial & Commercial Bank of China Ltd./New York NY 2.64%, 05/26/21	250	251,005
3.54%, 11/08/27	250	265,470
ING Groep NV 3.95%, 03/29/27	450	489,730
4.05%, 04/09/29	200	222,502
4.10%, 10/02/23	600	641,214
JPMorgan Chase & Co. 2.30%, 08/15/21 (Call 08/15/20)	50	50,098
2.40%, 06/07/21 (Call 05/07/21)	525	527,977
2.55%, 10/29/20 (Call 09/29/20)	700	703,731
2.55%, 03/01/21 (Call 02/01/21)	500	503,535
2.70%, 05/18/23 (Call 03/18/23)	500	511,315
2.78%, 04/25/23 (Call 04/25/22)(c)	400	406,296
2.95%, 10/01/26 (Call 07/01/26)	475	491,055
2.97%, 01/15/23 (Call 01/15/22)	500	510,135
3.13%, 01/23/25 (Call 10/23/24)	50	52,096
3.20%, 01/25/23	371	385,413
3.20%, 06/15/26 (Call 03/15/26)	425	444,907
3.22%, 03/01/25 (Call 03/01/24)(c)	450	469,260
3.25%, 09/23/22	750	777,165
3.30%, 04/01/26 (Call 01/01/26)	502	529,374
3.38%, 05/01/23	450	466,816
3.51%, 01/23/29 (Call 01/23/28)(c)	475	508,891
3.54%, 05/01/28 (Call 05/01/27)(c)	425	455,634
3.56%, 04/23/24 (Call 04/23/23)(c)	250	262,318
3.63%, 05/13/24	450	481,135
3.63%, 12/01/27 (Call 12/01/26)	315	334,943
3.78%, 02/01/28 (Call 02/01/27)(c)	550	598,405
3.80%, 07/23/24 (Call 07/23/23)(c)	400	424,312
3.88%, 02/01/24	475	510,758
3.88%, 09/10/24	425	454,121
3.90%, 07/15/25 (Call 04/15/25)	550	596,865
3.96%, 01/29/27 (Call 01/29/26)(c)	445	484,596
4.01%, 04/23/29 (Call 04/23/28)(c)	560	621,986
4.02%, 12/05/24 (Call 12/05/23)(c)	200	214,960
4.13%, 12/15/26	525	577,841
4.20%, 07/23/29 (Call 07/23/28)(c)	200	225,496
4.25%, 10/15/20	550	563,387
4.35%, 08/15/21	550	573,908
4.45%, 12/05/29 (Call 12/05/28)(c)	250	287,252
4.50%, 01/24/22	700	740,159
4.63%, 05/10/21	400	416,700
KeyBank N.A./Cleveland OH 2.30%, 09/14/22	250	251,898
2.40%, 06/09/22	350	353,776
2.50%, 11/22/21	410	413,637
KeyCorp. 2.90%, 09/15/20	350	352,814
4.10%, 04/30/28	250	280,882
4.15%, 10/29/25	120	131,864
5.10%, 03/24/21	350	365,722

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KfW 1.63%, 03/15/21	$1,600	$1,599,776
1.75%, 09/15/21	300	301,128
1.88%, 11/30/20	500	501,000
1.88%, 12/15/20	150	150,347
2.00%, 09/29/22	75	76,148
2.00%, 10/04/22	500	507,615
2.00%, 05/02/25	1,050	1,079,064
2.13%, 03/07/22	1,105	1,122,006
2.13%, 06/15/22	1,225	1,246,107
2.13%, 01/17/23	425	433,831
2.38%, 12/29/22	1,096	1,127,400
2.50%, 02/15/22	50	51,194
2.50%, 11/20/24	1,600	1,682,240
2.63%, 04/12/21	825	838,060
2.63%, 01/25/22	1,025	1,051,896
2.63%, 02/28/24(b)	50	52,494
2.75%, 09/08/20	275	277,635
2.75%, 10/01/20	1,275	1,288,413
2.88%, 04/03/28	420	464,919
3.13%, 12/15/21	500	517,645
Korea Development Bank (The) 2.00%, 09/12/26	200	197,616
3.00%, 09/14/22	300	308,595
3.00%, 01/13/26	200	209,646
4.63%, 11/16/21	300	316,809
Landwirtschaftliche Rentenbank 1.75%, 07/27/26	150	152,010
2.00%, 01/13/25	425	435,995
2.25%, 10/01/21	500	506,800
2.38%, 06/10/25	575	602,180
Series 36, 2.00%, 12/06/21	200	201,878
Series 37, 2.50%, 11/15/27	200	213,646
Lloyds Bank PLC 3.30%, 05/07/21	200	203,350
6.38%, 01/21/21	175	184,746
Lloyds Banking Group PLC 3.00%, 01/11/22	250	253,300
3.10%, 07/06/21	200	202,794
3.57%, 11/07/28 (Call 11/07/27)(c)	250	256,105
3.75%, 01/11/27	250	260,290
4.05%, 08/16/23	200	209,910
4.38%, 03/22/28	200	217,782
4.45%, 05/08/25	200	215,560
4.50%, 11/04/24	400	419,064
4.55%, 08/16/28(b)	200	220,296
4.58%, 12/10/25	250	262,138
4.65%, 03/24/26	400	421,612
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	155	163,468
Manufacturers & Traders Trust Co. 2.50%, 05/18/22 (Call 04/18/22)	300	303,570
2.63%, 01/25/21 (Call 12/25/20)	250	252,133
2.90%, 02/06/25 (Call 01/06/25)	250	259,150
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	550	549,466
2.62%, 07/18/22	200	202,374
2.67%, 07/25/22	455	460,710
2.76%, 09/13/26	250	255,038
2.80%, 07/18/24	200	204,608
2.95%, 03/01/21	510	515,528

Security	Par (000)	Value

Banks (continued)
3.20%, 07/18/29	$200	$209,520
3.22%, 03/07/22	100	102,544
3.29%, 07/25/27	25	26,432
3.41%, 03/07/24	350	367,745
3.46%, 03/02/23	100	104,196
3.68%, 02/22/27	150	162,237
3.74%, 03/07/29	375	413,801
3.76%, 07/26/23	350	369,859
3.78%, 03/02/25	274	294,125
3.85%, 03/01/26	475	514,757
3.96%, 03/02/28	125	139,179
4.05%, 09/11/28	275	309,171
Mizuho Financial Group Inc. 2.27%, 09/13/21	475	475,100
2.60%, 09/11/22	250	252,833
2.84%, 07/16/25 (Call 07/16/24)(c)	200	204,120
3.17%, 09/11/27	250	262,253
3.55%, 03/05/23	250	261,165
3.66%, 02/28/27	255	275,617
3.92%, 09/11/24 (Call 09/11/23)(c)	200	211,668
4.02%, 03/05/28	250	279,250
Morgan Stanley 2.50%, 04/21/21	590	593,457
2.63%, 11/17/21	505	509,676
2.72%, 07/22/25 (Call 07/22/24)(c)	125	127,570
2.75%, 05/19/22	550	559,339
3.13%, 01/23/23	585	603,281
3.13%, 07/27/26	575	596,677
3.59%, 07/22/28 (Call 07/22/27)(c)	500	532,190
3.63%, 01/20/27	500	535,240
3.70%, 10/23/24	625	667,244
3.74%, 04/24/24 (Call 04/24/23)(c)	390	409,878
3.75%, 02/25/23	175	184,063
3.77%, 01/24/29 (Call 01/24/28)(c)	274	295,561
3.88%, 01/27/26	665	719,005
3.95%, 04/23/27	420	449,198
4.00%, 07/23/25	600	650,832
4.10%, 05/22/23	225	238,212
4.35%, 09/08/26	600	656,172
4.43%, 01/23/30 (Call 01/23/29)(c)	250	285,382
4.88%, 11/01/22	500	537,770
5.00%, 11/24/25	325	366,671
5.50%, 07/28/21	560	594,334
5.75%, 01/25/21	500	524,605
Series F, 3.88%, 04/29/24	625	670,569
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	280	287,322
National Australia Bank Ltd./New York 1.88%, 07/12/21	50	49,937
2.50%, 05/22/22	400	405,708
2.50%, 07/12/26	275	280,838
2.63%, 01/14/21	250	252,113
2.80%, 01/10/22	250	255,038
3.38%, 01/14/26	250	268,228
3.63%, 06/20/23	250	264,800
Northern Trust Corp. 3.15%, 05/03/29 (Call 02/03/29)	100	107,012
3.38%, 08/23/21	350	359,723
3.45%, 11/04/20	138	140,313
3.95%, 10/30/25	215	236,491

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Oesterreichische Kontrollbank AG 1.50%, 10/21/20	$600	$598,230
1.88%, 01/20/21	300	300,660
2.38%, 10/01/21	200	203,098
2.88%, 03/13/23	150	156,807
PNC Bank N.A. 2.15%, 04/29/21 (Call 03/30/21)	250	250,510
2.45%, 11/05/20 (Call 10/06/20)	250	251,275
2.50%, 01/22/21 (Call 12/23/20)	250	251,675
2.70%, 11/01/22 (Call 10/01/22)	300	305,004
3.25%, 06/01/25 (Call 05/02/25)	500	527,830
3.25%, 01/22/28 (Call 12/23/27)	500	536,955
4.20%, 11/01/25 (Call 10/02/25)	250	276,835
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)	150	159,441
3.30%, 03/08/22 (Call 02/06/22)	400	412,904
3.45%, 04/23/29 (Call 01/23/29)	500	541,770
3.50%, 01/23/24 (Call 12/23/23)	50	53,133
3.90%, 04/29/24 (Call 03/29/24)	375	403,620
RBC USA Holdco Corp., 5.25%, 09/15/20	300	309,780
Regions Financial Corp. 2.75%, 08/14/22 (Call 07/14/22)	75	76,247
3.20%, 02/08/21 (Call 01/08/21)	300	304,065
3.80%, 08/14/23 (Call 07/14/23)	400	423,256
Royal Bank of Canada 2.15%, 10/26/20	34	34,081
2.35%, 10/30/20	594	596,887
2.80%, 04/29/22	100	102,078
3.20%, 04/30/21	775	791,337
3.70%, 10/05/23	220	233,862
4.65%, 01/27/26	345	384,534
Royal Bank of Scotland Group PLC 3.88%, 09/12/23	550	566,670
4.27%, 03/22/25 (Call 03/22/24)(c)	535	558,160
4.52%, 06/25/24 (Call 06/25/23)(c)	565	592,713
4.80%, 04/05/26	450	491,899
4.89%, 05/18/29 (Call 05/18/28)(c)	450	493,884
5.08%, 01/27/30 (Call 01/27/29)(c)	400	446,968
6.00%, 12/19/23	250	271,633
Santander Holdings USA Inc. 3.40%, 01/18/23 (Call 12/18/22)	150	154,089
3.70%, 03/28/22 (Call 02/28/22)	225	230,819
4.40%, 07/13/27 (Call 04/14/27)	244	262,539
4.45%, 12/03/21 (Call 11/03/21)	200	208,562
4.50%, 07/17/25 (Call 04/17/25)	245	263,627
Series FXD, 3.50%, 06/07/24 (Call 05/07/24)	200	206,702
Santander UK Group Holdings PLC 2.88%, 10/16/20	265	266,182
2.88%, 08/05/21	250	251,050
3.13%, 01/08/21	220	221,736
3.57%, 01/10/23 (Call 01/10/22)	100	101,737
3.82%, 11/03/28 (Call 11/03/27)(c)	200	206,432
Santander UK PLC 2.13%, 11/03/20	200	199,398
2.88%, 06/18/24	200	203,590
3.40%, 06/01/21	250	255,045
3.75%, 11/15/21	200	205,922
4.00%, 03/13/24	250	266,305
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	750	746,437

Security	Par (000)	Value

Banks (continued)
State Street Corp. 1.95%, 05/19/21	$295	$295,091
2.65%, 05/19/26	395	407,004
3.30%, 12/16/24	200	211,322
3.55%, 08/18/25	325	349,697
3.70%, 11/20/23	200	213,296
3.78%, 12/03/24 (Call 12/03/23)(c)	130	138,516
4.38%, 03/07/21	300	310,779
Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	500	501,565
3.65%, 07/23/25	250	269,308
Sumitomo Mitsui Financial Group Inc. 2.06%, 07/14/21	80	79,838
2.63%, 07/14/26	50	50,582
2.70%, 07/16/24	400	406,768
2.78%, 10/18/22	330	336,158
2.85%, 01/11/22	250	254,120
2.93%, 03/09/21	375	379,196
3.01%, 10/19/26	250	259,613
3.04%, 07/16/29	230	238,163
3.10%, 01/17/23	275	284,039
3.35%, 10/18/27	285	303,351
3.36%, 07/12/27	250	266,318
3.45%, 01/11/27	350	372,449
3.54%, 01/17/28	135	145,862
3.75%, 07/19/23	200	211,540
3.78%, 03/09/26	460	497,297
3.94%, 10/16/23	250	267,075
4.31%, 10/16/28	250	286,580
SunTrust Bank/Atlanta GA 2.45%, 08/01/22 (Call 07/01/22)	225	227,626
2.75%, 05/01/23 (Call 04/01/23)	200	204,132
3.00%, 02/02/23 (Call 01/02/23)	150	154,392
3.30%, 05/15/26 (Call 04/15/26)	250	262,398
3.50%, 08/02/22 (Call 08/02/21)(c)	50	51,275
3.69%, 08/02/24 (Call 08/02/23)(c)	200	210,798
4.05%, 11/03/25 (Call 09/03/25)	50	54,864
SunTrust Banks Inc. 2.70%, 01/27/22 (Call 12/27/21)	200	202,608
2.90%, 03/03/21 (Call 02/03/21)	340	343,771
4.00%, 05/01/25 (Call 03/01/25)	175	190,516
SVB Financial Group, 3.50%, 01/29/25	160	166,395
Svenska Handelsbanken AB 1.88%, 09/07/21	250	248,800
2.40%, 10/01/20	375	376,995
2.45%, 03/30/21	250	251,468
3.35%, 05/24/21	250	255,585
3.90%, 11/20/23	250	268,530
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	254,930
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	140	141,415
Toronto-Dominion Bank (The) 1.80%, 07/13/21	275	274,343
2.13%, 04/07/21	400	401,224
2.50%, 12/14/20	425	427,915
2.55%, 01/25/21	325	327,769
2.65%, 06/12/24	100	102,605
3.15%, 09/17/20	300	303,741
3.25%, 06/11/21	200	204,600
3.25%, 03/11/24	100	105,081
3.50%, 07/19/23	100	106,014

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp. 2.35%, 01/29/21 (Call 12/29/20)	$275	$276,425
2.40%, 07/30/24 (Call 06/28/24)	100	101,790
2.95%, 07/15/22 (Call 06/15/22)	286	293,347
3.10%, 04/27/26 (Call 03/27/26)	185	193,678
3.60%, 09/11/24 (Call 08/11/24)	275	294,181
3.70%, 01/30/24 (Call 12/29/23)	175	187,577
3.90%, 04/26/28 (Call 03/24/28)	200	228,230
3.95%, 11/17/25 (Call 10/17/25)	250	275,380
4.13%, 05/24/21 (Call 04/23/21)	325	336,092
Series V, 2.38%, 07/22/26 (Call 06/22/26)	315	320,837
Series V, 2.63%, 01/24/22 (Call 12/23/21)	165	167,812
Series X, 3.15%, 04/27/27 (Call 03/27/27)	325	348,091
U.S. Bank N.A./Cincinnati OH 2.80%, 01/27/25 (Call 12/27/24)	250	259,255
2.85%, 01/23/23 (Call 12/23/22)	350	360,552
3.45%, 11/16/21 (Call 10/15/21)	250	257,668
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	50	54,153
Wells Fargo & Co. 2.10%, 07/26/21	725	725,478
2.50%, 03/04/21	690	694,099
2.55%, 12/07/20	560	563,035
2.63%, 07/22/22	50	50,804
3.00%, 02/19/25	640	662,970
3.00%, 04/22/26	670	694,301
3.00%, 10/23/26	625	648,456
3.07%, 01/24/23 (Call 01/24/22)	375	383,557
3.20%, 06/17/27 (Call 06/17/26)(c)	445	464,553
3.30%, 09/09/24	600	630,714
3.50%, 03/08/22	700	724,647
3.55%, 09/29/25	525	558,873
3.58%, 05/22/28 (Call 05/22/27)(c)	510	547,077
3.75%, 01/24/24 (Call 12/24/23)	365	388,619
4.10%, 06/03/26	535	578,635
4.13%, 08/15/23	50	53,329
4.15%, 01/24/29 (Call 10/24/28)	280	313,964
4.30%, 07/22/27	474	524,851
4.48%, 01/16/24	325	352,258
4.60%, 04/01/21	475	493,672
Series M, 3.45%, 02/13/23	475	493,002
Wells Fargo Bank N.A. 2.60%, 01/15/21	250	251,833
2.90%, 05/27/22 (Call 05/27/21)(c)	250	253,308
3.63%, 10/22/21 (Call 09/21/21)	250	257,923
Westpac Banking Corp. 2.00%, 08/19/21	300	300,069
2.10%, 05/13/21	300	300,753
2.50%, 06/28/22	300	304,686
2.60%, 11/23/20	300	302,169
2.65%, 01/25/21	200	201,894
2.70%, 08/19/26	325	336,437
2.75%, 01/11/23	250	256,788
2.80%, 01/11/22	200	204,140
2.85%, 05/13/26	310	323,792
3.35%, 03/08/27	320	345,472
3.40%, 01/25/28	165	180,152
3.65%, 05/15/23	275	291,404
Zions Bancorp. N.A., 3.35%, 03/04/22 (Call 02/04/22)	250	256,013

		199,840,158

Security	Par (000)	Value

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	$725	$778,991
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	1,203	1,251,565
Anheuser-Busch InBev Worldwide Inc. 4.00%, 04/13/28 (Call 01/13/28)	775	860,653
4.75%, 01/23/29 (Call 10/23/28)	550	641,745
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	153,306
Coca-Cola Co. (The) 1.55%, 09/01/21	200	199,260
1.88%, 10/27/20	250	249,942
2.25%, 09/01/26	215	219,066
2.45%, 11/01/20	225	226,463
2.50%, 04/01/23	25	25,650
2.55%, 06/01/26	150	155,684
2.88%, 10/27/25	250	263,685
2.90%, 05/25/27	175	186,625
3.15%, 11/15/20	219	222,318
3.20%, 11/01/23	345	365,076
3.30%, 09/01/21	305	313,793
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	125	131,661
Constellation Brands Inc. 2.70%, 05/09/22 (Call 04/09/22)	300	303,666
3.20%, 02/15/23 (Call 01/15/23)	225	231,806
3.60%, 02/15/28 (Call 11/15/27)	125	133,000
3.70%, 12/06/26 (Call 09/06/26)	465	497,434
4.25%, 05/01/23	125	133,998
4.40%, 11/15/25 (Call 09/15/25)	150	166,388
4.75%, 11/15/24	50	55,663
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	150	153,495
3.50%, 09/18/23 (Call 08/18/23)	200	211,182
3.88%, 05/18/28 (Call 02/18/28)	200	224,932
Diageo Investment Corp., 2.88%, 05/11/22	325	333,362
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)	280	275,990
3.13%, 12/15/23 (Call 10/15/23)	275	283,137
3.55%, 05/25/21	290	296,655
4.06%, 05/25/23 (Call 04/25/23)	155	164,588
4.42%, 05/25/25 (Call 03/25/25)	225	246,150
4.60%, 05/25/28 (Call 02/25/28)	360	406,476
Molson Coors Brewing Co. 2.10%, 07/15/21 (Call 06/15/21)	200	199,614
3.00%, 07/15/26 (Call 04/15/26)	415	419,416
PepsiCo Inc. 2.15%, 10/14/20 (Call 09/14/20)	350	350,910
2.25%, 05/02/22 (Call 04/02/22)	275	278,096
2.38%, 10/06/26 (Call 07/06/26)	300	307,548
2.75%, 03/05/22	400	411,252
2.75%, 03/01/23	20	20,665
2.75%, 04/30/25 (Call 01/30/25)	200	209,108
2.85%, 02/24/26 (Call 11/24/25)	300	315,186
3.00%, 08/25/21	201	205,518
3.10%, 07/17/22 (Call 05/17/22)	100	103,416
3.13%, 11/01/20	200	202,656
3.50%, 07/17/25 (Call 04/17/25)	200	216,206
3.60%, 03/01/24 (Call 12/01/23)	275	295,056

		13,898,052

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.5%
Amgen Inc. 1.85%, 08/19/21 (Call 07/19/21)	$180	$179,228
2.60%, 08/19/26 (Call 05/19/26)	340	343,896
2.65%, 05/11/22 (Call 04/11/22)	375	380,602
3.13%, 05/01/25 (Call 02/01/25)	50	52,171
3.45%, 10/01/20	135	136,866
3.63%, 05/22/24 (Call 02/22/24)	400	425,396
3.88%, 11/15/21 (Call 08/15/21)	350	361,875
4.10%, 06/15/21 (Call 03/15/21)	300	309,252
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	320	347,021
Biogen Inc. 2.90%, 09/15/20	525	528,082
3.63%, 09/15/22	75	78,065
4.05%, 09/15/25 (Call 06/15/25)	375	407,854
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	165	169,115
Celgene Corp. 2.25%, 08/15/21	200	200,452
2.88%, 08/15/20	250	251,523
3.25%, 08/15/22	260	268,258
3.25%, 02/20/23 (Call 01/20/23)	25	25,908
3.45%, 11/15/27 (Call 08/15/27)	50	53,613
3.55%, 08/15/22	225	234,450
3.63%, 05/15/24 (Call 02/15/24)	175	185,696
3.88%, 08/15/25 (Call 05/15/25)	565	612,539
3.90%, 02/20/28 (Call 11/20/27)	400	442,064
3.95%, 10/15/20	245	249,804
4.00%, 08/15/23	350	374,304
Gilead Sciences Inc. 1.95%, 03/01/22 (Call 02/01/22)	170	170,558
2.55%, 09/01/20	575	577,915
2.95%, 03/01/27 (Call 12/01/26)	195	202,552
3.25%, 09/01/22 (Call 07/01/22)	205	212,048
3.50%, 02/01/25 (Call 11/01/24)	350	372,200
3.65%, 03/01/26 (Call 12/01/25)	575	618,200
3.70%, 04/01/24 (Call 01/01/24)	425	451,813
4.50%, 04/01/21 (Call 01/01/21)	100	103,250

		9,326,570

Building Materials — 0.1%
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(d)	49	51,576
3.90%, 02/14/26 (Call 11/14/25)	37	39,918
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	80	81,409
Martin Marietta Materials Inc., 3.50%, 12/15/27
(Call 09/15/27)	200	206,404
Masco Corp. 3.50%, 04/01/21 (Call 03/01/21)	50	50,730
4.38%, 04/01/26 (Call 01/01/26)	115	124,639
4.45%, 04/01/25 (Call 01/01/25)	225	244,375
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	150	158,676

		957,727

Chemicals — 0.5%
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	225	238,043
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	100	106,381
Cabot Corp. 3.70%, 07/15/22	130	133,873
4.00%, 07/01/29 (Call 04/01/29)	100	105,025

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC 3.50%, 05/08/24 (Call 04/08/24)	$50	$52,032
4.63%, 11/15/22	85	90,472
Dow Chemical Co. (The) 3.00%, 11/15/22 (Call 08/15/22)	270	275,629
3.15%, 05/15/24 (Call 04/15/24)(a)	50	51,556
3.50%, 10/01/24 (Call 07/01/24)	250	262,047
4.13%, 11/15/21 (Call 08/15/21)	195	202,426
4.55%, 11/30/25 (Call 09/30/25)(a)	200	220,988
4.80%, 11/30/28 (Call 08/30/28)(a)	150	171,712
DuPont de Nemours Inc. 4.21%, 11/15/23 (Call 10/15/23)	275	296,065
4.49%, 11/15/25 (Call 09/15/25)	275	305,585
4.73%, 11/15/28 (Call 08/15/28)	475	549,983
Eastman Chemical Co. 3.50%, 12/01/21	50	51,193
3.60%, 08/15/22 (Call 05/15/22)	270	278,743
3.80%, 03/15/25 (Call 12/15/24)	175	184,035
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	180	181,764
2.70%, 11/01/26 (Call 08/01/26)	200	207,596
3.25%, 01/14/23 (Call 11/14/22)	140	145,586
3.25%, 12/01/27 (Call 09/01/27)	50	54,100
4.35%, 12/08/21	150	157,602
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	90	94,754
Huntsman International LLC 4.50%, 05/01/29 (Call 02/01/29)	35	37,355
5.13%, 11/15/22 (Call 08/15/22)	50	53,491
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	27,959
LYB International Finance BV, 4.00%, 07/15/23	100	106,352
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	190	196,061
LyondellBasell Industries NV 5.75%, 04/15/24 (Call 01/15/24)	250	283,387
6.00%, 11/15/21 (Call 08/17/21)	225	240,813
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	200	202,242
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	25	25,592
3.75%, 11/15/21 (Call 08/15/21)	50	51,188
4.05%, 11/15/27 (Call 08/15/27)	185	193,081
4.25%, 11/15/23 (Call 08/15/23)	225	237,105
Nutrien Ltd. 3.00%, 04/01/25 (Call 01/01/25)	150	153,254
3.15%, 10/01/22 (Call 07/01/22)	150	153,158
3.50%, 06/01/23 (Call 03/01/23)	125	129,591
3.63%, 03/15/24 (Call 12/15/23)	150	157,331
4.00%, 12/15/26 (Call 09/15/26)	150	162,629
4.20%, 04/01/29 (Call 01/01/29)	65	72,571
PPG Industries Inc. 3.20%, 03/15/23 (Call 02/15/23)	75	77,720
3.60%, 11/15/20	300	305,226
3.75%, 03/15/28 (Call 12/15/27)(b)	150	164,845
Praxair Inc. 2.20%, 08/15/22 (Call 05/15/22)	150	151,230
2.25%, 09/24/20	50	50,149
2.65%, 02/05/25 (Call 11/05/24)	70	72,251
2.70%, 02/21/23 (Call 11/21/22)	140	143,298
3.00%, 09/01/21	100	102,102
3.20%, 01/30/26 (Call 10/30/25)	150	160,233

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.05%, 03/15/21	$100	$103,038
RPM International Inc. 3.75%, 03/15/27 (Call 12/15/26)	100	103,772
4.55%, 03/01/29 (Call 12/01/28)	100	109,474
SASOL Financing USA LLC 5.88%, 03/27/24 (Call 02/27/24)	250	269,707
6.50%, 09/27/28 (Call 06/27/28)	200	221,880
Sherwin-Williams Co. (The) 2.75%, 06/01/22 (Call 05/01/22)	225	228,591
3.13%, 06/01/24 (Call 04/01/24)	100	103,890
3.45%, 06/01/27 (Call 03/01/27)	275	290,150
4.20%, 01/15/22 (Call 10/15/21)	275	286,979
Syngenta Finance NV, 3.13%, 03/28/22	100	100,986
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	174	180,389

		10,126,260

Commercial Services — 0.2%
Automatic Data Processing Inc. 2.25%, 09/15/20 (Call 08/15/20)	390	391,119
3.38%, 09/15/25 (Call 06/15/25)	230	247,777
Block Financial LLC 4.13%, 10/01/20 (Call 09/01/20)	175	177,886
5.25%, 10/01/25 (Call 07/01/25)	125	136,005
5.50%, 11/01/22 (Call 05/01/22)	25	26,758
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	150	164,512
Equifax Inc. 2.30%, 06/01/21 (Call 05/01/21)	50	49,924
3.30%, 12/15/22 (Call 09/15/22)	200	206,076
3.95%, 06/15/23 (Call 05/15/23)	50	52,613
Global Payments Inc. 2.65%, 02/15/25 (Call 01/15/25)	25	25,124
3.20%, 08/15/29 (Call 05/15/29)	25	25,610
IHS Markit Ltd. 3.63%, 05/01/24 (Call 04/01/24)	45	46,912
4.13%, 08/01/23 (Call 07/01/23)	175	184,607
4.25%, 05/01/29 (Call 02/01/29)	100	108,390
4.75%, 08/01/28 (Call 05/01/28)	25	28,212
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	265	268,623
4.50%, 09/01/22 (Call 06/01/22)	50	53,125
4.88%, 02/15/24 (Call 11/15/23)	200	221,512
5.50%, 09/01/20	270	278,599
RELX Capital Inc. 3.50%, 03/16/23 (Call 02/16/23)	300	312,369
4.00%, 03/18/29 (Call 12/18/28)	135	148,833
S&P Global Inc. 2.95%, 01/22/27 (Call 10/22/26)	370	388,119
4.00%, 06/15/25 (Call 03/15/25)	50	54,997
Total System Services Inc. 4.00%, 06/01/23 (Call 05/01/23)	150	158,100
4.80%, 04/01/26 (Call 01/01/26)	165	185,632
Verisk Analytics Inc. 4.00%, 06/15/25 (Call 03/15/25)	200	216,226
5.80%, 05/01/21	105	111,013

		4,268,673

Computers — 1.0%
Apple Inc. 1.55%, 08/04/21 (Call 07/04/21)	415	412,888
2.00%, 11/13/20	250	250,665
2.10%, 09/12/22 (Call 08/12/22)	25	25,214

Security	Par (000)	Value

Computers (continued)
2.15%, 02/09/22	$450	$454,041
2.25%, 02/23/21 (Call 01/23/21)	605	608,442
2.30%, 05/11/22 (Call 04/11/22)	350	354,571
2.40%, 01/13/23 (Call 12/13/22)	250	254,823
2.40%, 05/03/23	590	602,443
2.45%, 08/04/26 (Call 05/04/26)	130	132,640
2.50%, 02/09/22 (Call 01/09/22)	315	320,295
2.50%, 02/09/25	235	241,655
2.70%, 05/13/22	275	281,594
2.75%, 01/13/25 (Call 11/13/24)	340	353,314
2.85%, 05/06/21	600	610,230
2.85%, 02/23/23 (Call 12/23/22)	440	454,854
2.85%, 05/11/24 (Call 03/11/24)	50	52,061
2.90%, 09/12/27 (Call 06/12/27)	525	552,505
3.00%, 02/09/24 (Call 12/09/23)	5	5,228
3.20%, 05/13/25	440	468,987
3.20%, 05/11/27 (Call 02/11/27)	445	476,955
3.25%, 02/23/26 (Call 11/23/25)	610	652,450
3.35%, 02/09/27 (Call 11/09/26)	405	437,509
3.45%, 05/06/24	577	617,621
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (Call 06/15/24)(a)	250	260,793
4.42%, 06/15/21 (Call 05/15/21)(a)	650	669,766
4.90%, 10/01/26 (Call 08/01/26)(a)	300	320,181
5.45%, 06/15/23 (Call 04/15/23)(a)	750	816,037
6.02%, 06/15/26 (Call 03/15/26)(a)	770	869,361
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	275	291,241
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	150	151,952
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	750	760,455
4.40%, 10/15/22 (Call 08/15/22)	340	360,006
4.90%, 10/15/25 (Call 07/15/25)	420	465,104
HP Inc. 4.05%, 09/15/22	164	172,635
4.30%, 06/01/21	75	77,721
4.65%, 12/09/21	50	52,710
IBM Credit LLC 1.80%, 01/20/21	100	99,765
2.65%, 02/05/21	300	302,832
3.00%, 02/06/23	150	155,040
3.45%, 11/30/20	500	508,675
3.60%, 11/30/21	150	155,139
International Business Machines Corp. 1.88%, 08/01/22	200	199,484
2.85%, 05/13/22	350	358,050
2.88%, 11/09/22	250	256,438
2.90%, 11/01/21	200	203,626
3.00%, 05/15/24	470	488,711
3.38%, 08/01/23	300	314,799
3.45%, 02/19/26	250	268,235
3.50%, 05/15/29	600	651,144
3.63%, 02/12/24	400	425,868
7.00%, 10/30/25	100	126,691
NetApp Inc. 3.30%, 09/29/24 (Call 07/29/24)	72	73,394
3.38%, 06/15/21 (Call 04/15/21)	60	60,986
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	100	103,106
4.75%, 06/01/23	275	286,723
4.75%, 01/01/25	75	78,208

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.88%, 03/01/24 (Call 01/01/24)	$200	$208,522
4.88%, 06/01/27 (Call 03/01/27)	150	154,533

		19,368,916

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co. 2.25%, 11/15/22	300	305,100
2.30%, 05/03/22	150	152,762
2.45%, 11/15/21	200	202,464
Estee Lauder Companies Inc. (The) 1.70%, 05/10/21 (Call 04/10/21)	90	89,681
3.15%, 03/15/27 (Call 12/15/26)	155	165,695
Procter & Gamble Co. (The) 1.70%, 11/03/21	210	209,588
1.90%, 10/23/20	350	350,024
2.30%, 02/06/22	275	278,866
2.45%, 11/03/26	250	258,755
2.70%, 02/02/26	160	167,314
2.85%, 08/11/27	200	213,106
Unilever Capital Corp. 1.38%, 07/28/21(b)	150	148,557
2.00%, 07/28/26	250	249,360
2.20%, 05/05/22 (Call 04/05/22)	250	251,920
2.60%, 05/05/24 (Call 03/05/24)	200	205,772
2.90%, 05/05/27 (Call 02/05/27)	250	264,465
3.00%, 03/07/22	100	102,746
3.25%, 03/07/24 (Call 02/07/24)	220	232,415
3.50%, 03/22/28 (Call 12/22/27)	100	110,515
4.25%, 02/10/21	250	257,963

		4,217,068

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.88%, 08/14/24 (Call 07/14/24)	150	150,140
3.88%, 01/23/28 (Call 10/23/27)	350	363,884
3.95%, 02/01/22 (Call 01/01/22)	200	206,870
4.13%, 07/03/23 (Call 06/03/23)	325	344,409
4.45%, 10/01/25 (Call 08/01/25)	150	160,380
4.50%, 05/15/21	300	309,942
4.63%, 10/30/20	350	358,652
5.00%, 10/01/21	150	157,639
Affiliated Managers Group Inc. 3.50%, 08/01/25	100	104,235
4.25%, 02/15/24	100	107,421
Air Lease Corp. 2.50%, 03/01/21	201	201,760
2.63%, 07/01/22 (Call 06/01/22)	165	166,134
2.75%, 01/15/23 (Call 12/15/22)	165	166,686
3.00%, 09/15/23 (Call 07/15/23)	70	71,237
3.25%, 03/01/25 (Call 01/01/25)	75	76,544
3.38%, 06/01/21 (Call 05/01/21)	110	111,801
3.50%, 01/15/22	25	25,712
3.63%, 04/01/27 (Call 01/01/27)	105	109,070
3.63%, 12/01/27 (Call 09/01/27)	150	156,080
3.75%, 02/01/22 (Call 12/01/21)	50	51,556
3.88%, 07/03/23 (Call 06/03/23)	150	157,556
4.25%, 09/15/24 (Call 06/15/24)	175	187,451
4.63%, 10/01/28 (Call 07/01/28)	50	55,780
Aircastle Ltd. 4.13%, 05/01/24 (Call 02/01/24)	175	182,973
4.25%, 06/15/26 (Call 04/15/26)	100	102,953

Security	Par (000)	Value

Diversified Financial Services (continued)
4.40%, 09/25/23 (Call 08/25/23)	$75	$78,921
5.50%, 02/15/22	125	133,326
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	625	633,644
2.65%, 12/02/22	500	510,015
2.75%, 05/20/22 (Call 04/20/22)	200	203,884
3.00%, 02/22/21 (Call 01/22/21)	131	132,816
3.00%, 10/30/24 (Call 09/29/24)	175	181,583
3.13%, 05/20/26 (Call 04/20/26)	100	104,821
3.38%, 05/17/21 (Call 04/17/21)	400	408,532
3.40%, 02/22/24 (Call 01/22/24)	100	105,329
3.63%, 12/05/24 (Call 11/04/24)	150	159,868
3.70%, 11/05/21 (Call 10/05/21)	200	206,848
4.20%, 11/06/25 (Call 10/06/25)	350	387,905
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/04/21)	630	632,948
2.70%, 03/03/22 (Call 01/31/22)	560	570,741
3.30%, 05/03/27 (Call 04/03/27)	200	215,450
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	145	149,678
3.00%, 03/22/22	65	66,429
4.00%, 10/15/23	190	203,965
BGC Partners Inc., 5.38%, 07/24/23	75	80,435
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)	100	105,669
4.00%, 04/01/24 (Call 02/01/24)	25	26,698
4.25%, 06/02/26 (Call 03/02/26)	100	107,607
4.85%, 03/29/29 (Call 12/29/28)	200	226,578
Capital One Financial Corp. 3.05%, 03/09/22 (Call 02/09/22)	75	76,652
3.20%, 01/30/23 (Call 12/30/22)	370	381,263
3.20%, 02/05/25 (Call 01/05/25)	300	309,321
3.30%, 10/30/24 (Call 09/30/24)	345	357,672
3.45%, 04/30/21 (Call 03/30/21)	175	178,694
3.75%, 04/24/24 (Call 03/24/24)	200	211,444
3.75%, 07/28/26 (Call 06/28/26)	225	234,324
3.75%, 03/09/27 (Call 02/09/27)	325	344,175
3.80%, 01/31/28 (Call 12/31/27)	345	368,060
3.90%, 01/29/24 (Call 12/29/23)	100	106,189
4.20%, 10/29/25 (Call 09/29/25)	200	213,550
4.25%, 04/30/25 (Call 03/31/25)	200	217,458
4.75%, 07/15/21	275	287,444
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	175	179,270
3.00%, 03/10/25 (Call 12/10/24)	80	83,175
3.20%, 03/02/27 (Call 12/02/26)	215	227,614
3.20%, 01/25/28 (Call 10/25/27)	200	212,268
3.25%, 05/21/21 (Call 04/21/21)	200	204,152
3.55%, 02/01/24 (Call 01/01/24)	100	106,405
3.85%, 05/21/25 (Call 03/21/25)	250	270,745
CME Group Inc. 3.00%, 09/15/22	200	207,044
3.00%, 03/15/25 (Call 12/15/24)	215	226,111
3.75%, 06/15/28 (Call 03/15/28)	25	28,226
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	175	184,473
3.85%, 11/21/22	200	209,812
3.95%, 11/06/24 (Call 08/06/24)	200	213,352
4.10%, 02/09/27 (Call 11/09/26)	110	118,534
4.50%, 01/30/26 (Call 11/30/25)	150	165,618

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
E*TRADE Financial Corp. 2.95%, 08/24/22 (Call 07/24/22)	$90	$91,829
4.50%, 06/20/28 (Call 03/20/28)	150	164,974
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	100	106,897
Franklin Resources Inc. 2.80%, 09/15/22	150	153,836
2.85%, 03/30/25	100	103,555
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	991	984,231
3.37%, 11/15/25	350	354,487
Intercontinental Exchange Inc. 2.35%, 09/15/22 (Call 08/15/22)	100	101,059
2.75%, 12/01/20 (Call 11/01/20)	332	334,868
3.10%, 09/15/27 (Call 06/15/27)	150	158,310
3.45%, 09/21/23 (Call 08/21/23)	200	210,318
3.75%, 12/01/25 (Call 09/01/25)	215	233,195
4.00%, 10/15/23	190	204,430
International Lease Finance Corp. 4.63%, 04/15/21	25	25,830
5.88%, 08/15/22	155	170,165
8.25%, 12/15/20	200	214,658
8.63%, 01/15/22	100	114,019
Invesco Finance PLC 3.13%, 11/30/22	150	154,103
3.75%, 01/15/26	50	53,665
4.00%, 01/30/24	230	244,704
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	75	82,355
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	125	135,939
Jefferies Group LLC 5.13%, 01/20/23	140	150,828
6.88%, 04/15/21	200	213,582
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	150	160,324
Lazard Group LLC 3.75%, 02/13/25	140	147,218
4.38%, 03/11/29 (Call 12/11/28)	100	109,901
4.50%, 09/19/28 (Call 06/19/28)	100	110,286
Legg Mason Inc., 4.75%, 03/15/26	65	71,698
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)	195	207,057
2.95%, 06/01/29 (Call 03/01/29)	35	37,395
3.38%, 04/01/24	215	229,588
3.50%, 02/26/28 (Call 11/26/27)	100	110,637
Nasdaq Inc. 3.85%, 06/30/26 (Call 03/30/26)	100	108,585
4.25%, 06/01/24 (Call 03/01/24)	175	190,571
ORIX Corp. 2.90%, 07/18/22	65	66,355
3.25%, 12/04/24	230	240,194
4.05%, 01/16/24	200	214,258
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	90	92,519
Raymond James Financial Inc., 3.63%, 09/15/26	150	157,932
Stifel Financial Corp. 3.50%, 12/01/20	20	20,239
4.25%, 07/18/24	145	154,147
Synchrony Financial 2.85%, 07/25/22 (Call 06/25/22)	35	35,457
3.70%, 08/04/26 (Call 05/04/26)	175	179,681
3.95%, 12/01/27 (Call 09/01/27)	95	98,402

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 08/15/24 (Call 05/15/24)	$200	$212,562
4.38%, 03/19/24 (Call 02/19/24)	85	90,811
4.50%, 07/23/25 (Call 04/23/25)	225	241,807
5.15%, 03/19/29 (Call 12/19/28)	175	196,934
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	240	245,688
3.30%, 04/01/27 (Call 01/01/27)	85	90,126
3.75%, 04/01/24 (Call 03/01/24)	200	213,882
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	10	10,114
2.20%, 12/14/20 (Call 11/14/20)	580	582,848
2.75%, 09/15/27 (Call 06/15/27)	260	274,573
2.80%, 12/14/22 (Call 10/14/22)	470	484,683
3.15%, 12/14/25 (Call 09/14/25)	545	582,959
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	175	185,612

		26,560,480

Electric — 1.5%
AEP Texas Inc. 2.40%, 10/01/22 (Call 09/01/22)	125	126,066
3.95%, 06/01/28 (Call 03/01/28)	25	27,883
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	155	163,235
Ameren Corp. 2.70%, 11/15/20 (Call 10/15/20)	150	150,714
3.65%, 02/15/26 (Call 11/15/25)	125	132,599
Ameren Illinois Co. 2.70%, 09/01/22 (Call 06/01/22)	150	152,951
3.80%, 05/15/28 (Call 02/15/28)	25	27,892
American Electric Power Co. Inc. 3.20%, 11/13/27 (Call 08/13/27)	75	79,435
Series F, 2.95%, 12/15/22 (Call 09/15/22)	175	178,789
Series I, 3.65%, 12/01/21	25	25,824
Series J, 4.30%, 12/01/28 (Call 09/01/28)	140	158,683
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	145	151,215
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	150	170,652
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	112	115,996
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	165	172,514
Berkshire Hathaway Energy Co. 3.50%, 02/01/25 (Call 11/01/24)	50	53,345
3.75%, 11/15/23 (Call 08/15/23)	70	74,479
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	250	267,762
CenterPoint Energy Houston Electric LLC 1.85%, 06/01/21 (Call 05/01/21)	100	99,700
2.25%, 08/01/22 (Call 05/01/22)	100	100,713
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	104,913
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	35	35,248
2.50%, 09/01/24 (Call 08/01/24)	45	45,170
3.85%, 02/01/24 (Call 01/01/24)	100	106,017
4.25%, 11/01/28 (Call 08/01/28)	100	111,087
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	145	151,495
Commonwealth Edison Co. 3.70%, 08/15/28 (Call 05/15/28)	150	166,372
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	160	167,450
Consolidated Edison Co. of New York Inc. 3.80%, 05/15/28 (Call 02/15/28)	180	199,850
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	113,767

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	$25	$24,961
Consumers Energy Co. 2.85%, 05/15/22 (Call 02/15/22)	50	51,169
3.38%, 08/15/23 (Call 05/15/23)	200	210,558
3.80%, 11/15/28 (Call 08/15/28)	175	196,878
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	25	26,438
Dominion Energy Inc. 3.90%, 10/01/25 (Call 07/01/25)	150	161,776
4.25%, 06/01/28 (Call 03/01/28)	25	27,937
Series B, 2.75%, 01/15/22 (Call 12/15/21)	200	202,498
Series C, 2.00%, 08/15/21 (Call 07/15/21)	115	114,371
Series D, 2.85%, 08/15/26 (Call 05/15/26)	25	25,393
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	220	222,776
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	150	153,581
3.80%, 03/15/27 (Call 12/15/26)	150	162,322
Series B, 3.30%, 06/15/22 (Call 04/15/22)	225	231,347
Series C, 3.40%, 06/15/29 (Call 03/15/29)	85	89,962
Series D, 3.70%, 08/01/23 (Call 07/01/23)	40	42,185
Duke Energy Carolinas LLC 2.45%, 08/15/29 (Call 05/15/29)	100	101,011
2.50%, 03/15/23 (Call 01/15/23)	350	356,629
2.95%, 12/01/26 (Call 09/01/26)	60	62,881
3.05%, 03/15/23 (Call 02/15/23)	225	233,743
3.95%, 11/15/28 (Call 08/15/28)	25	28,292
Duke Energy Corp. 1.80%, 09/01/21 (Call 08/01/21)	200	198,896
2.65%, 09/01/26 (Call 06/01/26)	240	242,981
3.05%, 08/15/22 (Call 05/15/22)	225	230,544
3.15%, 08/15/27 (Call 05/15/27)	150	157,459
3.55%, 09/15/21 (Call 06/15/21)	175	179,240
3.75%, 04/15/24 (Call 01/15/24)	255	270,971
Duke Energy Florida LLC 3.20%, 01/15/27 (Call 10/15/26)	25	26,563
3.80%, 07/15/28 (Call 04/15/28)	175	195,342
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	100	101,994
3.00%, 09/15/21 (Call 06/15/21)	150	152,804
3.25%, 08/15/25 (Call 05/15/25)	215	228,003
3.38%, 09/01/23 (Call 08/01/23)	25	26,322
3.45%, 03/15/29 (Call 12/15/28)	50	54,517
3.70%, 09/01/28 (Call 06/01/28)	90	100,112
Edison International 2.40%, 09/15/22 (Call 08/15/22)	240	238,366
2.95%, 03/15/23 (Call 01/15/23)	100	100,004
4.13%, 03/15/28 (Call 12/15/27)	150	156,608
5.75%, 06/15/27 (Call 04/15/27)	30	34,109
Emera U.S. Finance LP 2.70%, 06/15/21 (Call 05/15/21)	200	201,386
3.55%, 06/15/26 (Call 03/15/26)	175	183,988
Enel Chile SA, 4.88%, 06/12/28	25	27,795
Entergy Arkansas LLC 3.50%, 04/01/26 (Call 01/01/26)	125	134,174
3.70%, 06/01/24 (Call 03/01/24)	225	240,727
3.75%, 02/15/21 (Call 11/15/20)	150	152,913
Entergy Corp. 2.95%, 09/01/26 (Call 06/01/26)	255	260,605
4.00%, 07/15/22 (Call 05/15/22)	255	267,237
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	20	23,244

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	$30	$30,186
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	100	112,029
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	50	51,825
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)	50	51,087
Series K, 2.75%, 03/15/22 (Call 02/15/22)	75	76,214
Series L, 2.90%, 10/01/24 (Call 08/01/24)	100	103,145
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	78,913
Series N, 3.80%, 12/01/23 (Call 11/01/23)	75	79,912
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	125	132,360
3.50%, 06/01/22 (Call 05/01/22)	250	256,882
3.95%, 06/15/25 (Call 03/15/25)	175	188,533
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	150	154,142
4.00%, 10/01/20 (Call 07/01/20)	72	72,978
4.25%, 06/15/22 (Call 03/15/22)	200	210,194
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	220	224,418
Series B, 3.90%, 07/15/27 (Call 04/15/27)	285	306,369
Series B, 4.25%, 03/15/23 (Call 12/15/22)	200	212,480
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	250	263,742
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	180	184,221
Georgia Power Co. 2.40%, 04/01/21 (Call 03/01/21)	50	50,129
3.25%, 03/30/27 (Call 12/30/26)	175	183,081
Series C, 2.00%, 09/08/20	128	127,780
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	50	53,429
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	25	27,863
Interstate Power & Light Co. 3.25%, 12/01/24 (Call 09/01/24)	125	131,283
4.10%, 09/26/28 (Call 06/26/28)	100	112,116
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)	115	116,524
3.25%, 06/30/26 (Call 03/30/26)	85	88,660
3.35%, 11/15/27 (Call 08/15/27)	100	106,375
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	150	160,917
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	50	50,548
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	150	152,214
MidAmerican Energy Co. 3.50%, 10/15/24 (Call 07/15/24)	232	247,451
3.65%, 04/15/29 (Call 01/15/29)	250	279,657
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/01/20 (Call 10/01/20)	150	150,564
2.40%, 04/25/22 (Call 03/25/22)	100	101,124
2.70%, 02/15/23 (Call 12/15/22)	150	153,314
2.95%, 02/07/24 (Call 12/07/23)	30	31,132
3.05%, 02/15/22 (Call 11/15/21)	150	153,098
3.25%, 11/01/25 (Call 08/01/25)	160	169,414
3.40%, 11/15/23 (Call 08/15/23)	150	157,393
3.40%, 02/07/28 (Call 11/07/27)	175	189,675
3.70%, 03/15/29 (Call 12/15/28)	75	83,799
3.90%, 11/01/28 (Call 08/01/28)	100	112,210
NextEra Energy Capital Holdings Inc. 2.80%, 01/15/23 (Call 12/15/22)	250	255,737
3.15%, 04/01/24 (Call 03/01/24)	250	260,097
3.20%, 02/25/22	50	51,303
3.25%, 04/01/26 (Call 02/01/26)	170	177,550

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.50%, 04/01/29 (Call 01/01/29)	$175	$187,805
3.55%, 05/01/27 (Call 02/01/27)	250	266,807
4.50%, 06/01/21 (Call 03/01/21)	125	129,195
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	155	155,560
NSTAR Electric Co. 2.38%, 10/15/22 (Call 07/15/22)	225	227,522
3.20%, 05/15/27 (Call 02/15/27)	195	206,920
3.25%, 05/15/29 (Call 02/15/29)	150	161,553
NV Energy Inc., 6.25%, 11/15/20	25	26,124
Ohio Power Co., Series M, 5.38%, 10/01/21	150	160,036
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	109,951
Oncor Electric Delivery Co. LLC 3.70%, 11/15/28 (Call 08/15/28)	55	61,384
4.10%, 06/01/22 (Call 03/01/22)	25	26,316
7.00%, 09/01/22	375	428,422
PacifiCorp 2.95%, 02/01/22 (Call 11/01/21)	150	153,165
3.85%, 06/15/21 (Call 03/15/21)	100	102,827
Pinnacle West Capital Corp., 2.25%, 11/30/20	250	249,797
PNM Resources Inc., 3.25%, 03/09/21	125	126,566
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	175	185,502
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)	150	153,776
3.95%, 03/15/24 (Call 12/15/23)	150	159,181
4.20%, 06/15/22 (Call 03/15/22)	100	104,888
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	150	152,526
Progress Energy Inc. 3.15%, 04/01/22 (Call 01/01/22)	205	209,610
4.40%, 01/15/21 (Call 10/15/20)	175	179,468
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	225	227,680
3.85%, 06/01/23 (Call 05/01/23)	213	224,634
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	100	111,297
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	132,030
Public Service Electric & Gas Co. 1.90%, 03/15/21 (Call 02/15/21)	60	59,977
2.25%, 09/15/26 (Call 06/15/26)	125	125,501
2.38%, 05/15/23 (Call 02/15/23)	125	126,779
3.00%, 05/15/27 (Call 02/15/27)	100	105,361
3.25%, 09/01/23 (Call 08/01/23)	125	131,119
3.70%, 05/01/28 (Call 02/01/28)	125	139,070
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	100	102,845
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	235	242,200
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	100	100,987
3.00%, 08/15/21	195	197,935
Sempra Energy 2.88%, 10/01/22 (Call 07/01/22)	169	171,587
2.90%, 02/01/23 (Call 01/01/23)	125	127,596
3.25%, 06/15/27 (Call 03/15/27)	175	181,081
3.40%, 02/01/28 (Call 11/01/27)	150	156,234
3.55%, 06/15/24 (Call 03/15/24)	50	52,436
3.75%, 11/15/25 (Call 08/15/25)	150	159,648
4.05%, 12/01/23 (Call 09/01/23)	100	106,465

Security	Par (000)	Value

Electric (continued)
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	$298	$304,982
Southern California Edison Co. 2.85%, 08/01/29 (Call 05/01/29)	250	255,205
3.88%, 06/01/21 (Call 03/01/21)	75	76,778
Series A, 2.90%, 03/01/21	25	25,233
Series A, 4.20%, 03/01/29 (Call 12/01/28)	90	101,514
Series D, 3.40%, 06/01/23 (Call 05/01/23)	245	253,996
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)	250	250,800
2.95%, 07/01/23 (Call 05/01/23)	250	256,977
3.25%, 07/01/26 (Call 04/01/26)	425	439,943
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	75	77,683
Southern Power Co. 4.15%, 12/01/25 (Call 09/01/25)	100	108,809
Series E, 2.50%, 12/15/21 (Call 11/15/21)	50	50,092
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	25	25,409
Series M, 4.10%, 09/15/28 (Call 06/15/28)	200	224,798
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	102,569
UIL Holdings Corp., 4.63%, 10/01/20	120	122,759
Union Electric Co. 3.50%, 04/15/24 (Call 01/15/24)	125	132,603
3.50%, 03/15/29 (Call 12/15/28)	25	27,589
Virginia Electric & Power Co. 2.95%, 01/15/22 (Call 10/15/21)	100	101,838
3.45%, 02/15/24 (Call 11/15/23)	200	209,994
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	209,546
Series A, 3.15%, 01/15/26 (Call 10/15/25)	255	268,683
Series A, 3.50%, 03/15/27 (Call 12/15/26)	75	80,777
Series A, 3.80%, 04/01/28 (Call 01/01/28)	175	193,382
Series B, 2.95%, 11/15/26 (Call 08/15/26)	175	183,101
Series C, 2.75%, 03/15/23 (Call 12/15/22)	125	127,434
WEC Energy Group Inc. 3.10%, 03/08/22	35	35,810
3.55%, 06/15/25 (Call 03/15/25)	25	26,773
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	130	136,777
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	200	203,134
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	145	151,579
Xcel Energy Inc. 2.40%, 03/15/21 (Call 02/15/21)	150	150,636
3.30%, 06/01/25 (Call 12/01/24)	110	115,290
3.35%, 12/01/26 (Call 06/01/26)	175	185,776

		29,395,127

Electrical Components & Equipment — 0.0%
Emerson Electric Co. 2.63%, 02/15/23 (Call 11/15/22)	225	232,247
3.15%, 06/01/25 (Call 03/01/25)	125	132,116
Hubbell Inc. 3.35%, 03/01/26 (Call 12/01/25)	100	103,195
3.50%, 02/15/28 (Call 11/15/27)	165	172,765

		640,323

Electronics — 0.2%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	335	353,676
Amphenol Corp. 3.13%, 09/15/21 (Call 08/15/21)	200	203,102
4.00%, 02/01/22 (Call 11/01/21)	50	51,885

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)	$175	$177,576
3.50%, 04/01/22 (Call 02/01/22)	100	102,046
4.00%, 04/01/25 (Call 01/01/25)	100	104,679
Avnet Inc. 4.63%, 04/15/26 (Call 01/15/26)	125	136,361
4.88%, 12/01/22	100	106,550
Flex Ltd. 4.88%, 06/15/29 (Call 03/15/29)	50	53,174
5.00%, 02/15/23	225	240,534
Fortive Corp. 2.35%, 06/15/21 (Call 05/15/21)	225	225,128
3.15%, 06/15/26 (Call 03/15/26)	205	209,807
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)	425	424,299
2.15%, 08/08/22 (Call 07/08/22)	75	75,803
2.50%, 11/01/26 (Call 08/01/26)	245	251,512
3.35%, 12/01/23	150	158,539
Jabil Inc. 3.95%, 01/12/28 (Call 10/12/27)	100	101,615
4.70%, 09/15/22	120	126,257
5.63%, 12/15/20	175	181,769
Keysight Technologies Inc. 4.55%, 10/30/24 (Call 07/30/24)	150	162,736
4.60%, 04/06/27 (Call 01/06/27)	174	193,377
Legrand France SA, 8.50%, 02/15/25	115	151,881
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	225	236,065
Tech Data Corp. 3.70%, 02/15/22 (Call 01/15/22)	50	51,321
4.95%, 02/15/27 (Call 11/16/26)	115	123,167
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	25	26,299
4.90%, 06/15/28 (Call 03/15/28)	125	136,401
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)	50	51,824
3.70%, 02/15/26 (Call 11/15/25)	140	148,821

		4,566,204

Engineering & Construction — 0.0%
Fluor Corp. 3.50%, 12/15/24 (Call 09/15/24)	109	110,298
4.25%, 09/15/28 (Call 06/15/28)	50	50,941

		161,239

Environmental Control — 0.1%
Republic Services Inc. 2.90%, 07/01/26 (Call 04/01/26)	25	25,923
3.20%, 03/15/25 (Call 12/15/24)	100	104,756
3.38%, 11/15/27 (Call 08/15/27)	40	42,878
3.55%, 06/01/22 (Call 03/01/22)	125	129,281
3.95%, 05/15/28 (Call 02/15/28)	200	224,080
4.75%, 05/15/23 (Call 02/15/23)	150	163,216
5.25%, 11/15/21	180	191,659
Waste Connections Inc. 3.50%, 05/01/29 (Call 02/01/29)	100	107,185
4.25%, 12/01/28 (Call 09/01/28)	75	84,891
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	180	182,223
2.90%, 09/15/22 (Call 06/15/22)	65	66,479
2.95%, 06/15/24 (Call 05/15/24)	30	31,170
3.13%, 03/01/25 (Call 12/01/24)	50	52,615

Security	Par (000)	Value

Environmental Control (continued)
3.15%, 11/15/27 (Call 08/15/27)	$190	$202,259
3.20%, 06/15/26 (Call 04/15/26)	50	53,112
3.45%, 06/15/29 (Call 03/15/29)	50	54,689
3.50%, 05/15/24 (Call 02/15/24)	200	211,898
4.60%, 03/01/21 (Call 12/01/20)	125	128,777

		2,057,091

Food — 0.5%
Campbell Soup Co. 3.30%, 03/15/21	375	380,617
3.30%, 03/19/25 (Call 12/19/24)	150	154,064
3.65%, 03/15/23 (Call 02/15/23)	100	104,255
3.95%, 03/15/25 (Call 01/15/25)	150	158,957
4.15%, 03/15/28 (Call 12/15/27)	225	242,532
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	60	61,795
3.80%, 10/22/21	300	309,321
4.30%, 05/01/24 (Call 04/01/24)	200	215,040
4.85%, 11/01/28 (Call 08/01/28)	180	205,443
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	225	227,848
3.20%, 04/16/21	55	55,961
3.20%, 02/10/27 (Call 11/10/26)	130	137,504
3.65%, 02/15/24 (Call 11/15/23)	250	264,127
4.00%, 04/17/25 (Call 02/17/25)	175	189,716
Hershey Co. (The) 2.30%, 08/15/26 (Call 05/15/26)	175	177,761
3.10%, 05/15/21	100	101,829
3.38%, 05/15/23 (Call 04/15/23)	150	157,851
4.13%, 12/01/20	150	153,698
Ingredion Inc. 3.20%, 10/01/26 (Call 07/01/26)	135	138,399
4.63%, 11/01/20	50	51,214
JM Smucker Co. (The), 3.50%, 03/15/25	350	367,832
Kellogg Co. 2.65%, 12/01/23	146	148,479
3.25%, 04/01/26	165	172,923
3.40%, 11/15/27 (Call 08/15/27)	125	132,250
4.00%, 12/15/20	28	28,630
4.30%, 05/15/28 (Call 02/15/28)	115	129,249
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	340	334,465
3.38%, 06/15/21	175	177,664
3.50%, 06/06/22	375	383,587
3.50%, 07/15/22 (Call 05/15/22)	275	280,827
3.95%, 07/15/25 (Call 04/15/25)	430	446,366
4.00%, 06/15/23 (Call 05/15/23)	150	155,861
Kroger Co. (The) 2.60%, 02/01/21 (Call 01/01/21)	100	100,499
2.65%, 10/15/26 (Call 07/15/26)	225	224,390
2.80%, 08/01/22 (Call 07/01/22)	80	81,415
2.95%, 11/01/21 (Call 10/01/21)	150	152,396
3.30%, 01/15/21 (Call 12/15/20)	125	126,714
3.70%, 08/01/27 (Call 05/01/27)	75	79,894
3.85%, 08/01/23 (Call 05/01/23)	100	105,827
4.00%, 02/01/24 (Call 11/01/23)	125	133,819
4.50%, 01/15/29 (Call 10/15/28)(b)	100	112,946
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)	115	116,817
3.40%, 08/15/27 (Call 05/15/27)	300	318,093

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc. 3.63%, 05/07/23 (Call 04/07/23)	$200	$210,618
3.63%, 02/13/26 (Call 12/13/25)	100	107,786
4.13%, 05/07/28 (Call 02/07/28)	220	247,086
Sysco Corp. 2.60%, 10/01/20 (Call 09/01/20)	190	190,711
2.60%, 06/12/22	100	101,390
3.25%, 07/15/27 (Call 04/15/27)	150	158,037
3.30%, 07/15/26 (Call 04/15/26)	235	246,640
3.55%, 03/15/25 (Call 01/15/25)	175	186,266
3.75%, 10/01/25 (Call 07/01/25)	25	26,841
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	280	300,670
3.95%, 08/15/24 (Call 05/15/24)	297	320,169
4.00%, 03/01/26 (Call 01/01/26)	55	59,949
4.35%, 03/01/29 (Call 12/01/28)	55	62,848
4.50%, 06/15/22 (Call 03/15/22)	385	408,200

		10,426,086

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	150	156,266
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	425	454,712
Georgia-Pacific LLC, 8.00%, 01/15/24	215	266,600
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)	275	281,132
3.65%, 06/15/24 (Call 03/15/24)	210	222,455
3.80%, 01/15/26 (Call 10/15/25)	25	26,745
4.75%, 02/15/22 (Call 11/15/21)	80	84,523

		1,492,433

Gas — 0.1%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	15	15,777
CenterPoint Energy Resources Corp. 3.55%, 04/01/23 (Call 03/01/23)	100	104,240
4.00%, 04/01/28 (Call 01/01/28)	90	98,592
4.50%, 01/15/21 (Call 10/15/20)	95	97,430
Dominion Energy Gas Holdings LLC 2.80%, 11/15/20 (Call 10/15/20)	275	276,804
3.60%, 12/15/24 (Call 09/15/24)	175	186,240
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)	150	154,780
4.75%, 09/01/28 (Call 06/01/28)	50	54,018
5.20%, 07/15/25 (Call 04/15/25)	125	137,108
NiSource Inc. 2.95%, 09/01/29 (Call 06/01/29)	100	102,359
3.49%, 05/15/27 (Call 02/15/27)	200	211,882
3.65%, 06/15/23 (Call 05/15/23)	50	52,358
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	26,457
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	150	152,659
Southern Co. Gas Capital Corp. 2.45%, 10/01/23 (Call 08/01/23)	150	151,161
3.50%, 09/15/21 (Call 06/15/21)	35	35,789
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	54,360

		1,912,014

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	100	107,360
Stanley Black & Decker Inc. 2.90%, 11/01/22	50	51,166
3.40%, 12/01/21 (Call 09/01/21)	155	158,678
3.40%, 03/01/26 (Call 01/01/26)	100	106,950

Security	Par (000)	Value

Hand & Machine Tools (continued)
4.25%, 11/15/28 (Call 08/15/28)	$50	$57,633

		481,787

Health Care – Products — 0.5%
Abbott Laboratories 2.55%, 03/15/22	300	304,674
2.90%, 11/30/21 (Call 10/30/21)	615	626,519
2.95%, 03/15/25 (Call 12/15/24)	225	234,783
3.40%, 11/30/23 (Call 09/30/23)	258	271,883
3.75%, 11/30/26 (Call 08/30/26)	265	291,802
3.88%, 09/15/25 (Call 06/15/25)	45	49,235
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	255	260,401
Becton Dickinson and Co. 2.89%, 06/06/22 (Call 05/06/22)	225	228,688
3.13%, 11/08/21	250	254,720
3.25%, 11/12/20	325	328,620
3.36%, 06/06/24 (Call 04/06/24)	240	250,507
3.70%, 06/06/27 (Call 03/06/27)	229	245,538
3.73%, 12/15/24 (Call 09/15/24)	383	407,749
Boston Scientific Corp. 3.45%, 03/01/24 (Call 02/01/24)	165	173,496
3.75%, 03/01/26 (Call 01/01/26)	250	268,217
3.85%, 05/15/25	175	189,130
4.00%, 03/01/28 (Call 12/01/27)	150	165,407
4.00%, 03/01/29 (Call 12/01/28)	155	172,520
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	200	206,468
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	50	56,879
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	150	162,900
Medtronic Inc. 3.15%, 03/15/22	415	429,060
3.50%, 03/15/25	434	468,529
3.63%, 03/15/24 (Call 12/15/23)	150	160,584
Stryker Corp. 2.63%, 03/15/21 (Call 02/15/21)	305	307,355
3.38%, 05/15/24 (Call 02/15/24)	250	263,357
3.38%, 11/01/25 (Call 08/01/25)	195	207,706
3.50%, 03/15/26 (Call 12/15/25)	85	91,145
Thermo Fisher Scientific Inc. 2.95%, 09/19/26 (Call 06/19/26)	235	242,999
3.00%, 04/15/23 (Call 02/15/23)	170	174,818
3.15%, 01/15/23 (Call 10/15/22)	200	206,154
3.20%, 08/15/27 (Call 05/15/27)	150	157,875
3.60%, 08/15/21 (Call 05/15/21)	200	205,180
3.65%, 12/15/25 (Call 09/15/25)	120	129,637
4.15%, 02/01/24 (Call 11/01/23)	225	242,024
4.50%, 03/01/21	209	216,403
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	200	204,194
3.38%, 11/30/21 (Call 08/30/21)	100	102,142
3.55%, 04/01/25 (Call 01/01/25)	350	368,049
3.70%, 03/19/23 (Call 02/19/23)	145	151,112

		9,478,459

Health Care – Services — 0.5%
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	180	182,439
2.80%, 06/15/23 (Call 04/15/23)	260	264,194
3.50%, 11/15/24 (Call 08/15/24)	215	224,638

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Anthem Inc. 2.50%, 11/21/20	$225	$225,916
2.95%, 12/01/22 (Call 11/01/22)	150	153,405
3.13%, 05/15/22	175	179,317
3.30%, 01/15/23	225	232,288
3.35%, 12/01/24 (Call 10/01/24)	170	177,570
3.50%, 08/15/24 (Call 05/15/24)	180	188,696
3.65%, 12/01/27 (Call 09/01/27)	75	79,577
3.70%, 08/15/21 (Call 05/15/21)	200	204,994
4.10%, 03/01/28 (Call 12/01/27)	285	310,103
Cigna Holding Co. 3.05%, 10/15/27 (Call 07/15/27)	175	178,262
3.25%, 04/15/25 (Call 01/15/25)	220	227,627
4.00%, 02/15/22 (Call 11/15/21)	150	156,009
4.50%, 03/15/21 (Call 12/15/20)	140	143,927
CommonSpirit Health, 2.95%, 11/01/22	175	178,313
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	65	69,213
5.25%, 04/15/25	750	838,777
5.25%, 06/15/26 (Call 12/15/25)	400	450,820
Humana Inc. 2.50%, 12/15/20	65	65,116
2.90%, 12/15/22 (Call 11/15/22)	55	56,038
3.13%, 08/15/29 (Call 05/15/29)	100	101,207
3.15%, 12/01/22 (Call 09/01/22)	125	128,279
3.85%, 10/01/24 (Call 07/01/24)	100	105,704
3.95%, 03/15/27 (Call 12/15/26)	150	160,613
Laboratory Corp. of America Holdings 3.20%, 02/01/22	225	230,085
3.60%, 02/01/25 (Call 11/01/24)	315	331,084
3.60%, 09/01/27 (Call 06/01/27)	75	79,841
3.75%, 08/23/22 (Call 05/23/22)	300	312,249
Quest Diagnostics Inc. 3.45%, 06/01/26 (Call 03/01/26)	50	52,767
3.50%, 03/30/25 (Call 12/30/24)	150	157,584
4.20%, 06/30/29 (Call 03/30/29)	100	111,223
4.70%, 04/01/21	150	155,478
UnitedHealth Group Inc. 1.95%, 10/15/20	250	249,837
2.13%, 03/15/21	225	225,473
2.38%, 10/15/22	75	75,969
2.38%, 08/15/24	25	25,404
2.88%, 12/15/21	200	203,948
2.88%, 03/15/22 (Call 12/15/21)	225	229,646
2.88%, 03/15/23	225	231,905
2.95%, 10/15/27	50	52,215
3.10%, 03/15/26	250	263,107
3.15%, 06/15/21	100	102,003
3.35%, 07/15/22	125	129,764
3.38%, 04/15/27	250	268,537
3.45%, 01/15/27	200	215,086
3.50%, 06/15/23	125	131,886
3.50%, 02/15/24	225	238,826
3.75%, 07/15/25	350	380,978
3.85%, 06/15/28	170	189,066
3.88%, 12/15/28	75	84,232
4.70%, 02/15/21 (Call 11/15/20)	200	206,238

		10,217,473

Holding Companies – Diversified — 0.0%
Apollo Investment Corp., 5.25%, 03/03/25	50	51,026

Security	Par (000)	Value

Holding Companies – Diversified (continued)
Ares Capital Corp. 3.50%, 02/10/23 (Call 01/10/23)	$75	$75,586
3.63%, 01/19/22 (Call 12/19/21)	100	101,736
4.20%, 06/10/24 (Call 05/10/24)	100	103,696
4.25%, 03/01/25 (Call 01/01/25)	175	181,687
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	50	50,862

		564,593

Home Builders — 0.0%
DR Horton Inc. 2.55%, 12/01/20	40	40,073
5.75%, 08/15/23 (Call 05/15/23)	100	111,515
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	100	104,057

		255,645

Home Furnishings — 0.0%
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	50	50,974
3.80%, 11/15/24 (Call 08/15/24)	100	103,993
4.40%, 03/15/29 (Call 12/15/28)	100	107,337
Whirlpool Corp. 4.75%, 02/26/29 (Call 11/26/28)	75	84,530
4.85%, 06/15/21	195	203,687

		550,521

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	60	62,405
Clorox Co. (The) 3.50%, 12/15/24 (Call 09/15/24)	100	106,865
3.80%, 11/15/21	200	206,310
3.90%, 05/15/28 (Call 02/15/28)	250	280,680
Kimberly-Clark Corp. 2.75%, 02/15/26	205	213,868
3.05%, 08/15/25	300	317,964
3.95%, 11/01/28 (Call 08/01/28)	140	160,503

		1,348,595

Housewares — 0.0%
Newell Brands Inc. 3.85%, 04/01/23 (Call 02/01/23)	215	222,250
4.20%, 04/01/26 (Call 01/01/26)	540	559,953

		782,203

Insurance — 0.9%
Aflac Inc. 3.63%, 11/15/24	400	426,932
4.00%, 02/15/22	200	209,236
Alleghany Corp., 4.95%, 06/27/22	300	321,750
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	150	155,505
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	140	151,015
Alterra Finance LLC, 6.25%, 09/30/20	100	104,143
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	150	155,849
American International Group Inc. 3.30%, 03/01/21 (Call 02/01/21)	318	323,107
3.75%, 07/10/25 (Call 04/10/25)	200	212,920
3.90%, 04/01/26 (Call 01/01/26)	335	359,100
4.13%, 02/15/24	300	323,052
4.20%, 04/01/28 (Call 01/01/28)	270	297,108
4.25%, 03/15/29 (Call 12/15/28)	25	27,715
4.88%, 06/01/22	300	321,423
6.40%, 12/15/20	250	263,322

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp. 3.75%, 05/02/29 (Call 02/02/29)	$200	$216,652
4.50%, 12/15/28 (Call 09/15/28)	125	142,720
5.00%, 09/30/20	350	359,982
Aon PLC 2.80%, 03/15/21 (Call 02/15/21)	75	75,629
3.50%, 06/14/24 (Call 03/14/24)	125	132,104
3.88%, 12/15/25 (Call 09/15/25)	225	244,294
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	185	204,088
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	25	26,967
Assurant Inc., 4.00%, 03/15/23	40	41,613
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	75	82,956
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	225	231,111
AXA Equitable Holdings Inc. 3.90%, 04/20/23 (Call 03/20/23)	25	26,266
4.35%, 04/20/28 (Call 01/20/28)	325	348,068
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	50	52,873
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	150	162,122
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21	250	258,185
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)	300	301,779
2.75%, 03/15/23 (Call 01/15/23)	400	412,644
3.00%, 02/11/23	50	51,952
3.13%, 03/15/26 (Call 12/15/25)	500	529,830
3.40%, 01/31/22	225	233,449
3.75%, 08/15/21	47	48,728
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	315	311,100
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	100	110,027
Chubb INA Holdings Inc. 2.30%, 11/03/20 (Call 10/03/20)	70	70,273
2.70%, 03/13/23	300	307,173
2.88%, 11/03/22 (Call 09/03/22)	85	87,483
3.35%, 05/03/26 (Call 02/03/26)	45	48,247
Cincinnati Financial Corp., 6.92%, 05/15/28	74	97,853
CNA Financial Corp. 3.45%, 08/15/27 (Call 05/10/27)	35	36,684
3.95%, 05/15/24 (Call 02/15/24)	150	160,211
4.50%, 03/01/26 (Call 12/01/25)	170	187,258
Enstar Group Ltd. 4.50%, 03/10/22 (Call 02/10/22)	25	25,875
4.95%, 06/01/29 (Call 03/01/29)	100	105,968
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	50	54,511
Fidelity National Financial Inc., 5.50%, 09/01/22	200	217,926
First American Financial Corp., 4.60%, 11/15/24	100	108,229
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	115	129,355
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	50	50,707
Lincoln National Corp. 3.35%, 03/09/25	117	121,809
3.63%, 12/12/26 (Call 09/15/26)	195	207,172
3.80%, 03/01/28 (Call 12/01/27)	50	53,629
4.20%, 03/15/22	40	41,878
4.85%, 06/24/21	94	98,257
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	175	188,611
Manulife Financial Corp. 4.15%, 03/04/26	255	282,907
4.90%, 09/17/20	90	92,381

Security	Par (000)	Value

Insurance (continued)
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	$90	$93,247
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	125	126,953
3.30%, 03/14/23 (Call 01/14/23)	145	150,552
3.50%, 06/03/24 (Call 03/03/24)	350	368,928
3.50%, 03/10/25 (Call 12/10/24)	50	53,219
3.75%, 03/14/26 (Call 12/14/25)	200	216,770
3.88%, 03/15/24 (Call 02/15/24)	65	69,770
4.38%, 03/15/29 (Call 12/15/28)	50	57,513
4.80%, 07/15/21 (Call 04/15/21)	250	260,347
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	25	26,364
MetLife Inc. 3.00%, 03/01/25	140	146,195
3.60%, 04/10/24	225	239,814
3.60%, 11/13/25 (Call 08/13/25)	80	86,822
Series D, 4.37%, 09/15/23	250	272,147
Series N, 3.05%, 12/15/22	125	128,974
Old Republic International Corp. 3.88%, 08/26/26 (Call 07/26/26)	75	79,537
4.88%, 10/01/24 (Call 09/01/24)	200	221,044
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	100	105,680
Primerica Inc., 4.75%, 07/15/22	175	186,184
Principal Financial Group Inc. 3.10%, 11/15/26 (Call 08/15/26)	90	93,965
3.40%, 05/15/25 (Call 02/15/25)	150	158,529
3.70%, 05/15/29 (Call 02/15/29)	50	54,350
Progressive Corp. (The) 2.45%, 01/15/27	250	253,610
3.75%, 08/23/21	100	103,590
Prudential Financial Inc. 3.50%, 05/15/24	330	351,598
3.88%, 03/27/28 (Call 12/27/27)	150	167,966
4.50%, 11/16/21	250	263,207
4.50%, 09/15/47 (Call 09/15/27)(c)	50	50,429
5.20%, 03/15/44 (Call 03/15/24)(c)	200	207,566
5.63%, 06/15/43 (Call 06/15/23)(c)	20	21,413
5.70%, 09/15/48 (Call 09/15/28)(c)	200	217,142
5.88%, 09/15/42 (Call 09/15/22)(c)	250	267,500
Reinsurance Group of America Inc. 3.90%, 05/15/29 (Call 02/15/29)	150	161,519
5.00%, 06/01/21	200	209,260
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	150	159,291
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	175	191,438
Unum Group 4.00%, 03/15/24	225	238,945
4.00%, 06/15/29 (Call 03/15/29)	25	26,209
5.63%, 09/15/20	225	232,625
Voya Financial Inc., 3.65%, 06/15/26	150	159,207
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	200	224,812
Willis Towers Watson PLC, 5.75%, 03/15/21	100	105,139
WR Berkley Corp., 4.63%, 03/15/22	300	317,697
XLIT Ltd., 4.45%, 03/31/25	150	163,736

		18,322,516

Internet — 0.4%
Alibaba Group Holding Ltd. 2.80%, 06/06/23 (Call 05/06/23)	100	101,705
3.13%, 11/28/21 (Call 09/28/21)	200	203,600
3.40%, 12/06/27 (Call 09/06/27)	570	598,397
3.60%, 11/28/24 (Call 08/28/24)	200	211,378

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Alphabet Inc. 2.00%, 08/15/26 (Call 05/15/26)	$340	$342,513
3.38%, 02/25/24	200	213,820
3.63%, 05/19/21	295	304,180
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	100	101,922
2.50%, 11/29/22 (Call 08/29/22)	200	204,050
2.80%, 08/22/24 (Call 06/22/24)	290	302,708
3.15%, 08/22/27 (Call 05/22/27)	605	649,994
3.30%, 12/05/21 (Call 10/05/21)	425	438,995
3.80%, 12/05/24 (Call 09/05/24)	180	196,589
5.20%, 12/03/25 (Call 09/03/25)	225	265,664
Baidu Inc. 3.50%, 11/28/22	300	308,715
3.63%, 07/06/27	375	389,362
3.88%, 09/29/23 (Call 08/29/23)	200	210,004
4.13%, 06/30/25	200	214,286
Booking Holdings Inc. 2.75%, 03/15/23 (Call 02/15/23)	175	179,515
3.55%, 03/15/28 (Call 12/15/27)	100	108,053
3.60%, 06/01/26 (Call 03/01/26)	250	267,830
3.65%, 03/15/25 (Call 12/15/24)	75	80,194
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	250	252,882
2.75%, 01/30/23 (Call 12/30/22)	150	152,868
2.88%, 08/01/21 (Call 06/01/21)	150	152,069
3.25%, 10/15/20 (Call 07/15/20)	145	146,372
3.45%, 08/01/24 (Call 05/01/24)	150	157,473
3.60%, 06/05/27 (Call 03/05/27)	99	104,247
3.80%, 03/09/22 (Call 02/09/22)	75	78,123
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	210	237,865

		7,175,373

Iron & Steel — 0.1%
ArcelorMittal 3.60%, 07/16/24	100	101,529
4.25%, 07/16/29	200	201,532
4.55%, 03/11/26	165	173,111
6.13%, 06/01/25	200	225,018
Nucor Corp. 3.95%, 05/01/28 (Call 02/01/28)	50	55,739
4.00%, 08/01/23 (Call 05/01/23)	350	373,034
4.13%, 09/15/22 (Call 06/15/22)	100	105,349
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	100	106,284
Vale Overseas Ltd. 4.38%, 01/11/22	264	273,002
6.25%, 08/10/26	355	408,779

		2,023,377

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	280	285,020
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	125	130,169
Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	80	80,275
3.70%, 03/15/28 (Call 12/15/27)	75	77,635
5.25%, 11/15/22	211	230,167

		803,266

Lodging — 0.1%
Choice Hotels International Inc., 5.75%, 07/01/22	95	102,117

Security	Par (000)	Value

Lodging (continued)
Hyatt Hotels Corp. 3.38%, 07/15/23 (Call 04/15/23)	$85	$88,036
4.38%, 09/15/28 (Call 06/15/28)	50	55,145
Las Vegas Sands Corp. 3.20%, 08/08/24 (Call 07/08/24)	100	101,890
3.50%, 08/18/26 (Call 06/18/26)	135	137,703
3.90%, 08/08/29 (Call 05/08/29)	40	41,214
Marriott International Inc./MD 2.30%, 01/15/22 (Call 12/15/21)	40	40,065
2.88%, 03/01/21 (Call 02/01/21)	100	100,745
3.25%, 09/15/22 (Call 06/15/22)	250	256,437
3.38%, 10/15/20 (Call 07/15/20)	105	106,044
3.75%, 03/15/25 (Call 12/15/24)	65	68,579
Series R, 3.13%, 06/15/26 (Call 03/15/26)	325	332,332
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	200	213,240
5.13%, 08/08/25 (Call 06/08/25)	200	221,710
5.40%, 08/08/28 (Call 05/08/28)	300	344,835

		2,210,092

Machinery — 0.4%
ABB Finance USA Inc. 2.88%, 05/08/22	275	281,398
3.38%, 04/03/23 (Call 03/03/23)	150	156,585
3.80%, 04/03/28 (Call 01/03/28)	200	224,854
Caterpillar Financial Services Corp. 1.70%, 08/09/21	170	169,150
1.85%, 09/04/20	90	89,780
1.93%, 10/01/21	15	14,971
2.40%, 06/06/22	105	106,301
2.55%, 11/29/22	300	305,445
2.90%, 03/15/21	25	25,349
2.95%, 02/26/22	165	169,118
3.15%, 09/07/21	175	179,214
3.25%, 12/01/24	50	53,079
3.30%, 06/09/24	175	185,010
3.45%, 05/15/23	250	263,232
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	315	320,150
3.40%, 05/15/24 (Call 02/15/24)	20	21,288
3.90%, 05/27/21	315	325,836
CNH Industrial Capital LLC 3.88%, 10/15/21	50	51,236
4.38%, 04/05/22	325	340,694
4.88%, 04/01/21	55	57,028
CNH Industrial NV 3.85%, 11/15/27 (Call 08/15/27)	90	93,762
4.50%, 08/15/23	89	95,159
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	125	127,295
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	125	128,994
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	15	15,469
John Deere Capital Corp. 2.15%, 09/08/22	75	75,568
2.35%, 01/08/21	160	160,992
2.55%, 01/08/21	150	151,216
2.65%, 01/06/22	190	193,564
2.65%, 06/24/24	135	139,055
2.70%, 01/06/23	60	61,508
2.80%, 03/04/21	225	227,853
2.80%, 03/06/23	430	442,251
2.80%, 09/08/27	100	104,473

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.80%, 07/18/29	$25	$26,003
2.95%, 04/01/22	50	51,355
3.05%, 01/06/28	100	106,188
3.13%, 09/10/21	30	30,683
3.15%, 10/15/21	175	179,133
3.35%, 06/12/24	150	159,112
3.45%, 06/07/23	300	316,362
3.45%, 03/13/25	200	214,334
Series 0014, 2.45%, 09/11/20	195	195,661
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	50	52,683
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	50	54,247
Rockwell Automation Inc. 2.88%, 03/01/25 (Call 12/01/24)	125	129,868
3.50%, 03/01/29 (Call 12/01/28)	85	93,740
Roper Technologies Inc. 2.35%, 09/15/24 (Call 08/15/24)	50	50,219
2.95%, 09/15/29 (Call 06/15/29)	90	91,328
3.00%, 12/15/20 (Call 11/15/20)	225	227,124
3.13%, 11/15/22 (Call 08/15/22)	250	256,972
3.80%, 12/15/26 (Call 09/15/26)	40	43,299
4.20%, 09/15/28 (Call 06/15/28)	65	72,162
Wabtec Corp. 3.45%, 11/15/26 (Call 08/15/26)	200	204,160
4.40%, 03/15/24 (Call 02/15/24)	230	246,201
4.95%, 09/15/28 (Call 06/15/28)	174	194,147
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	100	103,831

		8,455,689

Manufacturing — 0.3%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	200	199,248
1.75%, 02/14/23 (Call 01/14/23)	50	49,926
2.00%, 06/26/22	60	60,352
2.00%, 02/14/25 (Call 01/14/25)	200	199,212
2.25%, 03/15/23 (Call 02/15/23)	100	101,383
2.25%, 09/19/26 (Call 06/19/26)	50	50,463
2.38%, 08/26/29 (Call 05/26/29)	100	100,017
2.75%, 03/01/22 (Call 02/01/22)	75	76,701
2.88%, 10/15/27 (Call 07/15/27)	25	26,299
3.00%, 09/14/21 (Call 08/14/21)	130	132,629
3.00%, 08/07/25	150	157,953
3.25%, 02/14/24 (Call 01/14/24)	175	184,662
3.38%, 03/01/29 (Call 12/01/28)	150	162,556
3.63%, 09/14/28 (Call 06/14/28)	165	182,355
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	75	77,396
Eaton Corp. 2.75%, 11/02/22	560	571,010
3.10%, 09/15/27 (Call 06/15/27)	100	105,064
General Electric Co. 2.70%, 10/09/22	425	421,919
3.10%, 01/09/23	250	250,665
3.15%, 09/07/22	250	251,250
3.38%, 03/11/24	190	192,327
3.45%, 05/15/24 (Call 02/13/24)	195	197,646
4.38%, 09/16/20	150	152,712
4.63%, 01/07/21	315	321,577
4.65%, 10/17/21	250	258,700
5.30%, 02/11/21	200	205,526
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	25	27,185

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)	$320	$332,573
3.38%, 09/15/21 (Call 06/15/21)	275	281,924
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 02/21/21	250	252,405
3.75%, 08/21/28 (Call 05/21/28)	50	54,172
4.25%, 06/15/23	375	401,111
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	125	135,760
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)	175	183,445
3.25%, 06/14/29 (Call 03/14/29)	30	31,554
3.30%, 11/21/24 (Call 08/21/24)	175	183,946
3.50%, 09/15/22	25	26,047
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	100	104,820
Textron Inc. 3.65%, 03/15/27 (Call 12/15/26)	210	221,581
3.90%, 09/17/29 (Call 06/17/29)	65	70,109

		6,996,180

Media — 0.8%
CBS Corp. 2.50%, 02/15/23 (Call 01/15/23)	190	191,275
2.90%, 06/01/23 (Call 05/01/23)	50	50,971
2.90%, 01/15/27 (Call 10/15/26)	225	225,380
3.38%, 03/01/22 (Call 12/01/21)	200	205,202
3.38%, 02/15/28 (Call 11/15/27)	90	92,604
3.50%, 01/15/25 (Call 10/15/24)	150	156,559
3.70%, 08/15/24 (Call 05/15/24)	175	184,634
4.00%, 01/15/26 (Call 10/15/25)	175	187,530
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/28 (Call 12/15/27)	275	292,284
4.46%, 07/23/22 (Call 05/23/22)	665	701,535
4.50%, 02/01/24 (Call 01/01/24)	125	134,458
4.91%, 07/23/25 (Call 04/23/25)	910	1,003,921
5.05%, 03/30/29 (Call 12/30/28)	250	282,430
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	315	387,504
Comcast Corp. 1.63%, 01/15/22 (Call 12/15/21)	155	154,298
2.35%, 01/15/27 (Call 10/15/26)	346	347,028
2.75%, 03/01/23 (Call 02/01/23)	310	318,463
2.85%, 01/15/23	50	51,499
3.00%, 02/01/24 (Call 01/01/24)	345	358,414
3.13%, 07/15/22	400	413,932
3.15%, 03/01/26 (Call 12/01/25)	485	510,914
3.30%, 02/01/27 (Call 11/01/26)	165	175,162
3.38%, 02/15/25 (Call 11/15/24)	225	238,347
3.38%, 08/15/25 (Call 05/15/25)	150	159,420
3.45%, 10/01/21	455	468,659
3.55%, 05/01/28 (Call 02/01/28)	375	406,537
3.60%, 03/01/24	270	287,669
3.70%, 04/15/24 (Call 03/15/24)	350	374,748
3.95%, 10/15/25 (Call 08/15/25)	325	356,184
4.15%, 10/15/28 (Call 07/15/28)	680	771,718
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	140	142,934
3.25%, 04/01/23	100	102,985
3.30%, 05/15/22	150	154,072
3.45%, 03/15/25 (Call 12/15/24)	150	154,779

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.90%, 11/15/24 (Call 08/15/24)	$150	$158,289
3.95%, 03/20/28 (Call 12/20/27)	340	358,231
4.13%, 05/15/29 (Call 02/15/29)	120	128,384
4.38%, 06/15/21	150	155,499
4.90%, 03/11/26 (Call 12/11/25)	90	99,739
Fox Corp. 4.03%, 01/25/24 (Call 12/25/23)(a)	115	123,281
4.71%, 01/25/29 (Call 10/25/28)(a)	385	445,795
Grupo Televisa SAB, 6.63%, 03/18/25	100	117,301
NBCUniversal Media LLC 2.88%, 01/15/23	300	309,165
4.38%, 04/01/21	75	77,760
Thomson Reuters Corp. 3.35%, 05/15/26 (Call 02/15/26)	25	25,844
4.30%, 11/23/23 (Call 08/23/23)	25	26,797
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	210	215,288
4.13%, 02/15/21 (Call 11/15/20)	234	238,734
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	100	118,706
TWDC Enterprises 18 Corp. 1.85%, 07/30/26	215	212,360
2.15%, 09/17/20	213	213,688
2.35%, 12/01/22	175	177,672
2.45%, 03/04/22	175	177,723
2.55%, 02/15/22	150	152,564
2.75%, 08/16/21	200	203,182
2.95%, 06/15/27(b)	175	187,848
3.00%, 02/13/26	110	116,387
3.15%, 09/17/25	215	230,284
3.75%, 06/01/21	175	180,323
Viacom Inc. 3.88%, 12/15/21	100	103,415
3.88%, 04/01/24 (Call 01/01/24)	100	105,413
4.25%, 09/01/23 (Call 06/01/23)	355	378,505
Walt Disney Co. (The) 3.00%, 09/15/22(a)	225	232,328
3.38%, 11/15/26 (Call 08/15/26)(a)	85	91,924
3.70%, 09/15/24 (Call 06/15/24)(a)	20	21,517
3.70%, 10/15/25 (Call 07/15/25)(a)	130	141,336
4.50%, 02/15/21(a)	50	51,801

		15,621,132

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	300	316,365
Timken Co. (The) 3.88%, 09/01/24 (Call 06/01/24)	150	157,469
4.50%, 12/15/28 (Call 09/15/28)	100	108,803

		582,637

Mining — 0.1%
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	150	153,191
3.25%, 11/21/21	230	236,008
Kinross Gold Corp. 4.50%, 07/15/27 (Call 04/15/27)	120	125,635
5.95%, 03/15/24 (Call 12/15/23)	150	167,034
Newmont Goldcorp Corp. 3.50%, 03/15/22 (Call 12/15/21)	205	210,437
3.70%, 03/15/23 (Call 12/15/22)	215	223,720
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	570	617,287

Security	Par (000)	Value

Mining (continued)
Southern Copper Corp. 3.50%, 11/08/22	$170	$174,551
3.88%, 04/23/25	125	130,876
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	100	106,360

		2,145,099

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	100	113,745

Oil & Gas — 1.8%
Anadarko Petroleum Corp. 4.85%, 03/15/21 (Call 02/15/21)	279	288,363
5.55%, 03/15/26 (Call 12/15/25)	225	254,830
Apache Corp. 3.25%, 04/15/22 (Call 01/15/22)	126	128,302
4.38%, 10/15/28 (Call 07/15/28)	160	163,982
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	300	300,387
2.52%, 09/19/22 (Call 08/19/22)	155	157,187
2.75%, 05/10/23	200	204,904
3.02%, 01/16/27 (Call 10/16/26)	475	495,525
3.12%, 05/04/26 (Call 02/04/26)	320	335,491
3.22%, 11/28/23 (Call 09/28/23)	325	338,835
3.22%, 04/14/24 (Call 02/14/24)	300	313,557
3.25%, 05/06/22	150	154,853
3.41%, 02/11/26 (Call 12/11/25)	150	159,680
3.80%, 09/21/25 (Call 07/21/25)	195	211,113
3.94%, 09/21/28 (Call 06/21/28)	275	306,039
4.50%, 10/01/20	130	133,416
BP Capital Markets PLC 3.06%, 03/17/22	125	128,369
3.51%, 03/17/25	300	319,743
3.54%, 11/04/24	323	344,651
3.56%, 11/01/21	406	418,582
3.72%, 11/28/28 (Call 08/28/28)	50	54,958
3.81%, 02/10/24	25	26,764
3.99%, 09/26/23	275	295,641
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	100	101,528
3.80%, 04/15/24 (Call 01/15/24)	175	184,062
3.85%, 06/01/27 (Call 03/01/27)	275	291,151
3.90%, 02/01/25 (Call 11/01/24)	150	157,742
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	300	302,649
4.25%, 04/15/27 (Call 01/15/27)	280	293,051
Chevron Corp. 2.10%, 05/16/21 (Call 04/15/21)	250	251,103
2.36%, 12/05/22 (Call 09/05/22)	325	330,518
2.41%, 03/03/22 (Call 01/03/22)	208	210,860
2.42%, 11/17/20 (Call 10/17/20)	275	276,686
2.57%, 05/16/23 (Call 03/16/23)	100	102,640
2.90%, 03/03/24 (Call 01/03/24)	250	260,917
2.95%, 05/16/26 (Call 02/16/26)	425	449,323
3.19%, 06/24/23 (Call 03/24/23)	450	471,505
3.33%, 11/17/25 (Call 08/17/25)	150	161,738
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	200	204,352
4.38%, 06/01/24 (Call 03/01/24)	170	179,357
4.38%, 03/15/29 (Call 12/15/28)	45	47,747
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	700	715,757
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	225,246

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	$550	$593,208
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	350	363,993
4.38%, 01/15/25 (Call 01/15/20)	125	129,764
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	255	296,246
Continental Resources Inc./OK 3.80%, 06/01/24 (Call 03/01/24)	75	76,068
4.38%, 01/15/28 (Call 10/15/27)	225	231,390
4.50%, 04/15/23 (Call 01/15/23)	100	103,519
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	150	179,546
Ecopetrol SA 4.13%, 01/16/25	300	315,630
5.38%, 06/26/26 (Call 03/26/26)	200	224,536
5.88%, 09/18/23	400	446,332
Eni USA Inc., 7.30%, 11/15/27	75	97,536
EOG Resources Inc. 4.10%, 02/01/21	525	540,041
4.15%, 01/15/26 (Call 10/15/25)	280	312,119
EQT Corp. 2.50%, 10/01/20 (Call 09/01/20)	15	14,943
3.00%, 10/01/22 (Call 09/01/22)	165	157,773
3.90%, 10/01/27 (Call 07/01/27)	265	229,964
4.88%, 11/15/21	200	206,246
Equinor ASA 2.45%, 01/17/23	370	376,405
2.65%, 01/15/24	15	15,430
2.75%, 11/10/21	135	137,257
3.25%, 11/10/24	350	370,961
3.63%, 09/10/28 (Call 06/10/28)	275	305,635
Exxon Mobil Corp. 1.90%, 08/16/22	55	55,354
2.22%, 03/01/21 (Call 02/01/21)	522	525,169
2.28%, 08/16/26 (Call 06/16/26)	200	202,444
2.40%, 03/06/22 (Call 01/06/22)	250	253,885
2.44%, 08/16/29 (Call 05/16/29)	100	102,332
2.71%, 03/06/25 (Call 12/06/24)	375	389,002
2.73%, 03/01/23 (Call 01/01/23)	200	206,122
3.04%, 03/01/26 (Call 12/01/25)	440	466,646
3.18%, 03/15/24 (Call 12/15/23)	175	184,702
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	20	21,699
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	170	173,815
4.30%, 04/01/27 (Call 01/01/27)	160	167,155
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	250	278,092
Husky Energy Inc. 4.00%, 04/15/24 (Call 01/15/24)	100	105,665
4.40%, 04/15/29 (Call 01/15/29)	200	212,104
Kerr-McGee Corp., 6.95%, 07/01/24	150	176,381
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)	50	50,417
3.85%, 06/01/25 (Call 03/01/25)	289	301,745
4.40%, 07/15/27 (Call 04/15/27)	186	199,967
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	130	131,716
3.63%, 09/15/24 (Call 06/15/24)	215	226,057
3.80%, 04/01/28 (Call 01/01/28)	25	25,923
4.75%, 12/15/23 (Call 10/15/23)	100	108,794
5.13%, 03/01/21	305	317,325
5.13%, 12/15/26 (Call 09/15/26)	50	55,967
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	250	274,517

Security	Par (000)	Value

Oil & Gas (continued)
Noble Energy Inc. 3.85%, 01/15/28 (Call 10/15/27)	$150	$156,374
3.90%, 11/15/24 (Call 08/15/24)	40	41,942
4.15%, 12/15/21 (Call 09/15/21)	425	439,339
Occidental Petroleum Corp. 2.60%, 04/15/22 (Call 03/15/22)	75	75,359
2.70%, 08/15/22	70	70,658
2.70%, 02/15/23 (Call 11/15/22)	225	225,378
3.00%, 02/15/27 (Call 11/15/26)	40	39,664
3.13%, 02/15/22 (Call 11/15/21)	110	111,639
3.20%, 08/15/26 (Call 06/15/26)	170	171,831
3.40%, 04/15/26 (Call 01/15/26)	275	279,609
3.50%, 06/15/25 (Call 03/15/25)	180	184,991
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	265	270,544
Petroleos Mexicanos 3.50%, 01/30/23	475	461,139
4.25%, 01/15/25	250	239,775
4.50%, 01/23/26	250	235,820
4.63%, 09/21/23	400	401,524
4.88%, 01/24/22	447	453,566
4.88%, 01/18/24	280	281,938
5.35%, 02/12/28	475	450,338
5.38%, 03/13/22	250	255,940
5.50%, 01/21/21	550	561,412
6.38%, 02/04/21	325	335,325
6.50%, 03/13/27	800	819,752
6.50%, 01/23/29	250	252,672
6.88%, 08/04/26	550	577,775
Phillips 66 3.90%, 03/15/28 (Call 12/15/27)	50	54,279
4.30%, 04/01/22	460	486,238
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	55	55,790
3.95%, 07/15/22 (Call 04/15/22)	230	240,178
4.45%, 01/15/26 (Call 10/15/25)	185	203,287
Shell International Finance BV 1.75%, 09/12/21	250	249,315
1.88%, 05/10/21	250	250,035
2.25%, 11/10/20	175	175,723
2.25%, 01/06/23	235	238,382
2.38%, 08/21/22	200	203,260
2.50%, 09/12/26	225	231,035
2.88%, 05/10/26	370	387,334
3.25%, 05/11/25	475	504,977
3.40%, 08/12/23	200	211,586
3.50%, 11/13/23 (Call 10/13/23)	200	212,772
3.88%, 11/13/28 (Call 08/13/28)	120	136,064
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	25	26,321
Total Capital Canada Ltd., 2.75%, 07/15/23	175	180,205
Total Capital International SA 2.22%, 07/12/21 (Call 06/12/21)	100	100,570
2.43%, 01/10/25 (Call 10/10/24)	100	102,037
2.70%, 01/25/23	300	307,089
2.88%, 02/17/22	275	281,603
3.46%, 02/19/29 (Call 11/19/28)	200	218,910
3.70%, 01/15/24	225	240,741
3.75%, 04/10/24	239	257,056
Total Capital SA 3.88%, 10/11/28	25	28,231
4.13%, 01/28/21	225	231,748

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	$380	$392,814
3.65%, 03/15/25	135	142,490
4.00%, 04/01/29 (Call 01/01/29)	250	266,615

		35,701,630

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	150	151,892
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	275	282,123
Halliburton Co. 3.50%, 08/01/23 (Call 05/01/23)	150	156,375
3.80%, 11/15/25 (Call 08/15/25)	450	476,392
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	425	425,340
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	100	99,039
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	270	285,287
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	145	148,151

		2,024,599

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	150	155,257
Packaging Corp. of America 3.65%, 09/15/24 (Call 06/15/24)	40	42,002
4.50%, 11/01/23 (Call 08/01/23)	225	242,696
WestRock RKT LLC 4.00%, 03/01/23 (Call 12/01/22)	175	183,790
4.90%, 03/01/22	50	53,037
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	100	102,126
3.38%, 09/15/27 (Call 06/15/27)	90	92,523
3.75%, 03/15/25 (Call 01/15/25)	125	132,131
3.90%, 06/01/28 (Call 03/01/28)	95	100,797
4.65%, 03/15/26 (Call 01/15/26)	160	176,917
4.90%, 03/15/29 (Call 12/15/28)(b)	40	45,629

		1,326,905

Pharmaceuticals — 1.8%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)	595	596,737
2.85%, 05/14/23 (Call 03/14/23)	325	331,207
2.90%, 11/06/22	750	763,927
3.20%, 05/14/26 (Call 02/14/26)	425	434,936
3.38%, 11/14/21	125	128,166
3.60%, 05/14/25 (Call 02/14/25)	675	703,606
4.25%, 11/14/28 (Call 08/14/28)	200	217,870
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	275	281,361
Allergan Funding SCS 3.45%, 03/15/22 (Call 01/15/22)	500	513,465
3.80%, 03/15/25 (Call 12/15/24)	575	604,670
3.85%, 06/15/24 (Call 03/15/24)	220	232,252
Allergan Inc./U.S. 2.80%, 03/15/23 (Call 12/15/22)	150	151,422
3.38%, 09/15/20	150	151,482
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	100	103,484
3.40%, 05/15/24 (Call 02/15/24)	175	181,750
3.45%, 12/15/27 (Call 09/15/27)	175	182,599
3.50%, 11/15/21 (Call 08/15/21)	125	127,848
AstraZeneca PLC 2.38%, 11/16/20	375	376,012

Security	Par (000)	Value

Pharmaceuticals (continued)
2.38%, 06/12/22 (Call 05/12/22)	$70	$70,619
3.13%, 06/12/27 (Call 03/12/27)	60	63,029
3.38%, 11/16/25	450	477,585
3.50%, 08/17/23 (Call 07/17/23)	225	236,365
Bristol-Myers Squibb Co. 2.00%, 08/01/22	200	201,016
2.90%, 07/26/24 (Call 06/26/24)(a)	500	518,645
3.25%, 11/01/23	200	210,860
3.25%, 02/27/27	130	139,160
3.40%, 07/26/29 (Call 04/26/29)(a)	300	324,681
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	155	155,987
3.08%, 06/15/24 (Call 04/15/24)	300	304,608
3.41%, 06/15/27 (Call 03/15/27)	275	278,663
3.50%, 11/15/24 (Call 08/15/24)	175	180,110
4.63%, 12/15/20	200	206,010
Cigna Corp. 3.20%, 09/17/20	400	404,136
3.40%, 09/17/21	80	81,920
3.75%, 07/15/23 (Call 06/15/23)	365	383,900
4.13%, 11/15/25 (Call 09/15/25)	120	130,120
4.38%, 10/15/28 (Call 07/15/28)	525	585,469
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	205	205,078
2.63%, 08/15/24 (Call 07/15/24)	45	45,307
2.75%, 12/01/22 (Call 09/01/22)	325	329,992
2.88%, 06/01/26 (Call 03/01/26)	300	301,545
3.00%, 08/15/26 (Call 06/15/26)	25	25,289
3.25%, 08/15/29 (Call 05/15/29)	310	314,607
3.35%, 03/09/21	266	271,067
3.38%, 08/12/24 (Call 05/12/24)	310	322,000
3.50%, 07/20/22 (Call 05/20/22)	300	310,686
3.70%, 03/09/23 (Call 02/09/23)	925	966,976
3.88%, 07/20/25 (Call 04/20/25)	240	254,546
4.00%, 12/05/23 (Call 09/05/23)	275	291,978
4.10%, 03/25/25 (Call 01/25/25)	675	722,041
4.30%, 03/25/28 (Call 12/25/27)	1,575	1,717,726
4.75%, 12/01/22 (Call 09/01/22)	215	229,925
Eli Lilly & Co. 3.10%, 05/15/27 (Call 02/15/27)	215	229,710
3.38%, 03/15/29 (Call 12/15/28)	275	301,933
Express Scripts Holding Co. 3.00%, 07/15/23 (Call 05/15/23)	250	255,833
3.05%, 11/30/22 (Call 10/31/22)	250	255,928
3.30%, 02/25/21 (Call 01/25/21)	235	238,457
3.40%, 03/01/27 (Call 12/01/26)	140	145,719
3.50%, 06/15/24 (Call 03/15/24)	250	261,800
3.90%, 02/15/22	300	312,588
4.50%, 02/25/26 (Call 11/27/25)	425	469,748
4.75%, 11/15/21	300	316,365
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	415	427,338
3.38%, 05/15/23	100	104,754
3.63%, 05/15/25	85	91,679
3.88%, 05/15/28	275	307,829
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	650	664,605
2.88%, 06/01/22 (Call 05/01/22)	75	76,697
3.00%, 06/01/24 (Call 05/01/24)	100	104,184
3.13%, 05/14/21	250	254,710

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)	$225	$224,510
2.05%, 03/01/23 (Call 01/01/23)	265	268,384
2.45%, 03/01/26 (Call 12/01/25)	425	438,672
2.90%, 01/15/28 (Call 10/15/27)	25	26,540
2.95%, 09/01/20	100	101,055
2.95%, 03/03/27 (Call 12/03/26)	215	228,726
3.38%, 12/05/23	250	266,933
3.55%, 05/15/21	300	308,568
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	215	217,668
2.85%, 03/15/23 (Call 12/15/22)	125	127,079
3.65%, 11/30/20	200	203,432
3.80%, 03/15/24 (Call 12/15/23)	150	157,425
3.95%, 02/16/28 (Call 11/16/27)	65	69,240
Mead Johnson Nutrition Co. 3.00%, 11/15/20	260	262,421
4.13%, 11/15/25 (Call 08/15/25)	235	258,451
Merck & Co. Inc. 2.35%, 02/10/22	375	380,715
2.75%, 02/10/25 (Call 11/10/24)	535	556,528
2.80%, 05/18/23	390	403,954
2.90%, 03/07/24 (Call 02/07/24)	100	104,600
3.40%, 03/07/29 (Call 12/07/28)	350	384,982
Mylan Inc. 4.20%, 11/29/23 (Call 08/29/23)	50	52,543
4.55%, 04/15/28 (Call 01/15/28)	50	53,777
Mylan NV 3.15%, 06/15/21 (Call 05/15/21)	545	551,218
3.95%, 06/15/26 (Call 03/15/26)	564	586,148
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	350	355,649
2.40%, 09/21/22	350	356,265
3.10%, 05/17/27 (Call 02/17/27)	325	349,424
3.40%, 05/06/24	425	454,274
Perrigo Finance Unlimited Co. 3.90%, 12/15/24 (Call 09/15/24)	250	254,923
4.38%, 03/15/26 (Call 12/15/25)	200	205,722
Pfizer Inc. 1.95%, 06/03/21	100	100,179
2.20%, 12/15/21	270	272,252
2.75%, 06/03/26	375	391,421
2.80%, 03/11/22	50	51,243
2.95%, 03/15/24 (Call 02/15/24)	65	68,000
3.00%, 09/15/21	125	127,806
3.00%, 06/15/23	250	260,703
3.00%, 12/15/26	365	386,360
3.20%, 09/15/23 (Call 08/15/23)	50	52,617
3.40%, 05/15/24	255	271,565
3.45%, 03/15/29 (Call 12/15/28)	100	109,308
3.60%, 09/15/28 (Call 06/15/28)	525	578,686
Sanofi 3.38%, 06/19/23 (Call 05/19/23)	200	210,944
3.63%, 06/19/28 (Call 03/19/28)	200	224,312
4.00%, 03/29/21	375	386,640
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (Call 08/23/21)	820	822,230
2.88%, 09/23/23 (Call 07/23/23)	175	178,847
3.20%, 09/23/26 (Call 06/23/26)	640	665,139

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. 4.40%, 11/26/23 (Call 10/26/23)(a)	$250	$270,903
5.00%, 11/26/28 (Call 08/26/28)(a)	250	295,635
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	150	155,579
3.25%, 08/20/21	95	96,920
3.25%, 02/01/23 (Call 11/01/22)	275	284,433
3.90%, 08/20/28 (Call 05/20/28)	140	155,057
4.50%, 11/13/25 (Call 08/13/25)	125	139,303

		36,930,225

Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.50%, 12/01/22 (Call 11/01/22)	275	282,510
4.25%, 12/01/27 (Call 09/01/27)	85	89,981
Boardwalk Pipelines LP 3.38%, 02/01/23 (Call 11/01/22)	150	152,072
4.80%, 05/03/29 (Call 02/03/29)	100	105,058
5.95%, 06/01/26 (Call 03/01/26)	140	157,711
Buckeye Partners LP 3.95%, 12/01/26 (Call 09/01/26)	125	111,040
4.13%, 12/01/27 (Call 09/01/27)	25	21,967
4.15%, 07/01/23 (Call 04/01/23)	170	169,957
4.35%, 10/15/24 (Call 07/15/24)	100	96,811
4.88%, 02/01/21 (Call 11/01/20)	75	76,471
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	200	216,676
Enable Midstream Partners LP 3.90%, 05/15/24 (Call 02/15/24)	150	154,115
4.95%, 05/15/28 (Call 02/15/28)	130	137,436
Enbridge Energy Partners LP 4.20%, 09/15/21 (Call 06/15/21)	155	160,175
4.38%, 10/15/20 (Call 09/15/20)	225	229,707
5.88%, 10/15/25 (Call 07/15/25)	115	134,726
Enbridge Inc. 3.50%, 06/10/24 (Call 03/10/24)	175	182,864
3.70%, 07/15/27 (Call 04/15/27)	200	213,818
4.25%, 12/01/26 (Call 09/01/26)	200	220,350
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	140	143,938
4.05%, 03/15/25 (Call 12/15/24)	225	236,954
4.15%, 10/01/20 (Call 08/01/20)	293	297,653
4.20%, 04/15/27 (Call 01/15/27)	25	26,513
4.50%, 04/15/24 (Call 03/15/24)	267	286,478
4.65%, 06/01/21 (Call 03/01/21)	325	335,637
4.75%, 01/15/26 (Call 10/15/25)	490	536,285
4.90%, 02/01/24 (Call 11/01/23)	50	54,040
4.95%, 06/15/28 (Call 03/15/28)	274	306,354
5.20%, 02/01/22 (Call 11/01/21)	330	349,529
5.25%, 04/15/29 (Call 01/15/29)	250	286,165
5.50%, 06/01/27 (Call 03/01/27)	25	28,589
Energy Transfer Partners LP/Regency Energy Finance Corp. 5.00%, 10/01/22 (Call 07/01/22)	225	239,875
5.88%, 03/01/22 (Call 12/01/21)	125	134,158
Enterprise Products Operating LLC 2.80%, 02/15/21	100	100,938
2.85%, 04/15/21 (Call 03/15/21)	205	207,286
3.13%, 07/31/29 (Call 04/30/29)	200	207,226
3.35%, 03/15/23 (Call 12/15/22)	400	415,452
3.50%, 02/01/22	100	103,403

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.70%, 02/15/26 (Call 11/15/25)	$75	$80,652
3.75%, 02/15/25 (Call 11/15/24)	249	266,789
3.90%, 02/15/24 (Call 11/15/23)	295	315,544
3.95%, 02/15/27 (Call 11/15/26)	215	234,346
4.15%, 10/16/28 (Call 07/16/28)	50	55,561
5.20%, 09/01/20	180	185,161
5.38%, 02/15/78 (Call 02/15/28)(c)	200	193,294
EQM Midstream Partners LP 4.00%, 08/01/24 (Call 05/01/24)	200	196,078
4.75%, 07/15/23 (Call 06/15/23)	25	25,208
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	175	181,128
3.50%, 03/01/21 (Call 01/01/21)	237	240,588
3.50%, 09/01/23 (Call 06/01/23)	25	25,981
3.95%, 09/01/22 (Call 06/01/22)	190	198,225
4.15%, 03/01/22	150	156,777
4.25%, 09/01/24 (Call 06/01/24)	165	177,489
4.30%, 05/01/24 (Call 02/01/24)	125	134,251
5.00%, 10/01/21 (Call 07/01/21)	100	104,678
Kinder Morgan Inc./DE 3.15%, 01/15/23 (Call 12/15/22)	225	231,095
4.30%, 06/01/25 (Call 03/01/25)	275	298,493
4.30%, 03/01/28 (Call 12/01/27)	280	306,818
6.50%, 09/15/20	200	208,320
Magellan Midstream Partners LP, 4.25%, 02/01/21	325	334,126
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	50	51,441
4.00%, 03/15/28 (Call 12/15/27)	304	318,291
4.13%, 03/01/27 (Call 12/01/26)	350	368,235
4.50%, 07/15/23 (Call 04/15/23)	75	79,939
4.80%, 02/15/29 (Call 11/15/28)	25	27,747
4.88%, 12/01/24 (Call 09/01/24)	224	245,853
4.88%, 06/01/25 (Call 03/01/25)	325	358,790
ONEOK Inc. 2.75%, 09/01/24 (Call 08/01/24)(b)	45	45,311
3.40%, 09/01/29 (Call 06/01/29)	100	100,429
4.00%, 07/13/27 (Call 04/13/27)	75	78,866
4.25%, 02/01/22 (Call 11/01/21)	200	207,564
4.55%, 07/15/28 (Call 04/15/28)	130	142,125
7.50%, 09/01/23 (Call 06/01/23)	25	29,407
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	215	220,252
4.90%, 03/15/25 (Call 12/15/24)	50	54,987
5.00%, 09/15/23 (Call 06/15/23)	200	217,606
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	125	130,253
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24 (Call 08/01/24)	195	200,641
3.65%, 06/01/22 (Call 03/01/22)	75	76,992
3.85%, 10/15/23 (Call 07/15/23)	150	155,747
4.50%, 12/15/26 (Call 09/15/26)	140	150,191
4.65%, 10/15/25 (Call 07/15/25)	275	294,456
5.00%, 02/01/21 (Call 11/01/20)	50	51,398
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	74	78,513
5.00%, 03/15/27 (Call 09/15/26)	175	193,363
5.63%, 02/01/21 (Call 11/01/20)	145	150,007
5.63%, 04/15/23 (Call 01/15/23)	275	300,033
5.63%, 03/01/25 (Call 12/01/24)	525	589,675
5.75%, 05/15/24 (Call 02/15/24)	400	446,804
5.88%, 06/30/26 (Call 12/31/25)	380	436,096

Security	Par (000)	Value

Pipelines (continued)
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	$108	$112,914
3.50%, 03/15/25 (Call 12/15/24)	205	214,274
Sunoco Logistics Partners Operations LP 3.45%, 01/15/23 (Call 10/15/22)	100	102,576
4.25%, 04/01/24 (Call 01/01/24)	62	65,628
4.40%, 04/01/21 (Call 03/01/21)	75	77,107
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	70	73,488
4.38%, 03/13/25 (Call 12/13/24)	175	186,814
4.65%, 06/15/21 (Call 03/15/21)	50	51,527
TransCanada PipeLines Ltd. 2.50%, 08/01/22	320	322,675
3.75%, 10/16/23 (Call 07/16/23)	200	210,668
4.25%, 05/15/28 (Call 02/15/28)	350	390,519
4.88%, 01/15/26 (Call 10/15/25)	25	28,243
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/28 (Call 12/15/27)	175	187,516
7.85%, 02/01/26 (Call 11/01/25)	175	224,058
Western Midstream Operating LP 3.95%, 06/01/25 (Call 03/01/25)	75	74,330
4.00%, 07/01/22 (Call 04/01/22)	180	183,366
4.65%, 07/01/26 (Call 04/01/26)	250	254,657
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	225	230,530
3.60%, 03/15/22 (Call 01/15/22)	325	334,558
3.75%, 06/15/27 (Call 03/15/27)	330	344,781
3.90%, 01/15/25 (Call 10/15/24)	273	287,474
4.00%, 11/15/21 (Call 08/15/21)	170	175,086
4.00%, 09/15/25 (Call 06/15/25)	75	79,659
4.30%, 03/04/24 (Call 12/04/23)	110	117,706

		21,491,686

Real Estate — 0.0%
CBRE Services Inc. 4.88%, 03/01/26 (Call 12/01/25)	25	27,985
5.25%, 03/15/25 (Call 12/15/24)	200	225,326

		253,311

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc. 3.45%, 04/30/25 (Call 02/28/25)	125	131,506
3.80%, 04/15/26 (Call 02/15/26)	85	91,323
3.95%, 01/15/28 (Call 10/15/27)	100	109,064
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	200	207,432
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)	160	173,734
American Tower Corp. 2.25%, 01/15/22	180	180,515
2.95%, 01/15/25 (Call 12/15/24)	100	102,656
3.13%, 01/15/27 (Call 10/15/26)	75	77,245
3.38%, 05/15/24 (Call 04/15/24)	100	104,382
3.38%, 10/15/26 (Call 07/15/26)	270	282,447
3.50%, 01/31/23	200	208,096
3.55%, 07/15/27 (Call 04/15/27)	205	217,392
3.60%, 01/15/28 (Call 10/15/27)	25	26,490
3.95%, 03/15/29 (Call 12/15/28)	100	109,034
4.00%, 06/01/25 (Call 03/01/25)	125	134,269
4.40%, 02/15/26 (Call 11/15/25)	80	87,919
4.70%, 03/15/22	315	334,606

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.00%, 02/15/24	$250	$277,602
AvalonBay Communities Inc. 2.95%, 09/15/22 (Call 06/15/22)	275	282,133
2.95%, 05/11/26 (Call 02/11/26)	250	260,490
3.35%, 05/15/27 (Call 02/15/27)	100	107,238
3.45%, 06/01/25 (Call 03/03/25)	150	159,654
3.50%, 11/15/25 (Call 08/15/25)	57	60,954
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	225	228,575
3.13%, 09/01/23 (Call 06/01/23)	250	258,567
3.20%, 01/15/25 (Call 10/15/24)	225	233,827
3.65%, 02/01/26 (Call 11/03/25)	240	255,130
3.80%, 02/01/24 (Call 11/01/23)	250	265,492
3.85%, 02/01/23 (Call 11/01/22)	150	157,948
4.13%, 05/15/21 (Call 02/15/21)	225	231,815
4.50%, 12/01/28 (Call 09/01/28)	50	57,645
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	105,673
Brixmor Operating Partnership LP 3.25%, 09/15/23 (Call 07/15/23)	200	205,908
3.65%, 06/15/24 (Call 04/15/24)	175	182,670
3.88%, 08/15/22 (Call 06/15/22)	20	20,852
3.90%, 03/15/27 (Call 12/15/26)	100	105,559
4.13%, 06/15/26 (Call 03/15/26)	150	160,200
Camden Property Trust 2.95%, 12/15/22 (Call 09/15/22)	50	51,219
4.10%, 10/15/28 (Call 07/15/28)	100	113,112
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	210	221,409
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	150	153,267
Corporate Office Properties LP 3.70%, 06/15/21 (Call 04/15/21)	125	126,541
5.00%, 07/01/25 (Call 04/01/25)	100	108,794
Crown Castle International Corp. 2.25%, 09/01/21 (Call 08/01/21)	145	144,957
3.20%, 09/01/24 (Call 07/01/24)	150	155,258
3.40%, 02/15/21 (Call 01/15/21)	200	203,018
3.65%, 09/01/27 (Call 06/01/27)	25	26,571
3.70%, 06/15/26 (Call 03/15/26)	250	265,942
3.80%, 02/15/28 (Call 11/15/27)	325	348,172
4.00%, 03/01/27 (Call 12/01/26)	100	108,277
4.45%, 02/15/26 (Call 11/15/25)	265	293,048
4.88%, 04/15/22	75	79,980
5.25%, 01/15/23	385	421,398
CubeSmart LP 3.13%, 09/01/26 (Call 06/01/26)	20	20,345
4.00%, 11/15/25 (Call 08/15/25)	125	134,103
4.38%, 12/15/23 (Call 09/15/23)	100	107,244
4.38%, 02/15/29 (Call 11/15/28)	100	111,096
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	200	211,032
3.63%, 10/01/22 (Call 07/03/22)	318	329,880
3.70%, 08/15/27 (Call 05/15/27)	200	212,802
4.45%, 07/15/28 (Call 04/15/28)	111	123,844
Duke Realty LP 3.38%, 12/15/27 (Call 09/15/27)	100	105,541
3.88%, 10/15/22 (Call 07/15/22)	200	209,302
4.00%, 09/15/28 (Call 06/15/28)	25	27,552
4.38%, 06/15/22 (Call 03/15/22)	200	210,478

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties 4.50%, 06/01/27 (Call 03/01/27)	$50	$53,318
4.75%, 12/15/26 (Call 09/15/26)	154	167,187
4.95%, 04/15/28 (Call 01/15/28)	150	164,685
ERP Operating LP 2.85%, 11/01/26 (Call 08/01/26)	195	202,463
3.00%, 04/15/23 (Call 01/15/23)	275	284,806
3.25%, 08/01/27 (Call 05/01/27)	50	53,358
4.15%, 12/01/28 (Call 09/01/28)	100	113,716
4.63%, 12/15/21 (Call 09/15/21)	100	105,239
Essex Portfolio LP 3.25%, 05/01/23 (Call 02/01/23)	130	133,878
3.50%, 04/01/25 (Call 01/01/25)	75	78,927
3.88%, 05/01/24 (Call 02/01/24)	390	414,121
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	100	105,168
GLP Capital LP/GLP Financing II Inc. 5.30%, 01/15/29 (Call 10/15/28)	25	27,905
5.38%, 11/01/23 (Call 08/01/23)	200	216,922
5.38%, 04/15/26 (Call 01/15/26)	300	329,472
5.75%, 06/01/28 (Call 03/03/28)	225	256,475
HCP Inc. 3.15%, 08/01/22 (Call 05/01/22)	250	256,100
3.88%, 08/15/24 (Call 05/17/24)	245	263,199
4.00%, 06/01/25 (Call 03/01/25)	220	235,510
4.25%, 11/15/23 (Call 08/15/23)	118	126,752
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	20	20,988
Healthcare Trust of America Holdings LP 2.95%, 07/01/22 (Call 06/01/22)	160	162,162
3.75%, 07/01/27 (Call 04/01/27)	150	158,512
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	150	163,216
Hospitality Properties Trust 3.95%, 01/15/28 (Call 07/15/27)	150	146,024
4.25%, 02/15/21 (Call 11/15/20)	25	25,365
4.65%, 03/15/24 (Call 09/15/23)	175	182,709
5.00%, 08/15/22 (Call 02/15/22)	335	352,216
5.25%, 02/15/26 (Call 08/15/25)	50	52,697
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	350	364,962
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	265,377
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	100	112,349
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)	185	193,934
4.38%, 10/01/25 (Call 07/01/25)	100	108,480
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)	190	192,098
3.13%, 06/01/23 (Call 03/01/23)	150	154,542
3.20%, 05/01/21 (Call 03/01/21)	133	134,982
3.30%, 02/01/25 (Call 12/01/24)	90	93,269
3.80%, 04/01/27 (Call 01/01/27)	150	160,368
Liberty Property LP 4.38%, 02/01/29 (Call 11/01/28)	25	28,025
4.40%, 02/15/24 (Call 11/15/23)	250	270,262
4.75%, 10/01/20 (Call 07/01/20)	250	255,255
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	150	161,605
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	125	129,434
Mid-America Apartments LP 3.95%, 03/15/29 (Call 12/15/28)	70	77,288

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.30%, 10/15/23 (Call 07/15/23)	$300	$321,960
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	100	105,655
Office Properties Income Trust 4.25%, 05/15/24 (Call 02/15/24)	50	51,110
4.50%, 02/01/25 (Call 11/01/24)	100	103,222
Omega Healthcare Investors Inc. 4.50%, 04/01/27 (Call 01/01/27)	150	160,617
4.75%, 01/15/28 (Call 10/15/27)	154	168,042
4.95%, 04/01/24 (Call 01/01/24)	150	160,969
5.25%, 01/15/26 (Call 10/15/25)	150	166,161
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	26,313
Piedmont Operating Partnership LP 3.40%, 06/01/23 (Call 03/01/23)	150	152,030
4.45%, 03/15/24 (Call 12/15/23)	100	105,666
Prologis LP 3.75%, 11/01/25 (Call 08/01/25)	250	274,310
3.88%, 09/15/28 (Call 06/15/28)	50	56,232
4.25%, 08/15/23 (Call 05/15/23)	225	243,403
Public Storage 3.09%, 09/15/27 (Call 06/15/27)	100	105,906
3.39%, 05/01/29 (Call 02/01/29)	55	59,823
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	315	321,596
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)	115	119,469
3.25%, 10/15/22 (Call 07/15/22)	325	336,667
3.65%, 01/15/28 (Call 10/15/27)	95	103,143
3.88%, 07/15/24 (Call 04/15/24)	100	107,511
3.88%, 04/15/25 (Call 02/15/25)	100	108,341
4.65%, 08/01/23 (Call 05/01/23)	250	272,825
Regency Centers LP 2.95%, 09/15/29 (Call 06/15/29)	200	202,534
3.60%, 02/01/27 (Call 11/01/26)	61	64,783
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	100	108,066
Sabra Health Care LP/Sabra Capital Corp., 4.80%, 06/01/24 (Call 05/01/24)	50	52,541
Simon Property Group LP 2.35%, 01/30/22 (Call 10/30/21)	100	100,948
2.50%, 09/01/20 (Call 06/01/20)	125	125,443
2.63%, 06/15/22 (Call 03/15/22)	100	101,717
2.75%, 02/01/23 (Call 11/01/22)	200	205,146
2.75%, 06/01/23 (Call 03/01/23)	71	72,893
3.25%, 11/30/26 (Call 08/30/26)	200	211,628
3.30%, 01/15/26 (Call 10/15/25)	200	211,288
3.38%, 10/01/24 (Call 07/01/24)	215	228,478
3.38%, 06/15/27 (Call 03/15/27)	175	186,783
3.38%, 12/01/27 (Call 09/01/27)	32	34,271
3.75%, 02/01/24 (Call 11/01/23)	200	214,094
4.13%, 12/01/21 (Call 09/01/21)	150	156,151
4.38%, 03/01/21 (Call 12/01/20)	200	205,830
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	75	77,521
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	100	108,195
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	100	110,797
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	25	24,777
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)	125	128,373
3.50%, 07/01/27 (Call 04/01/27)	100	106,153
3.50%, 01/15/28 (Call 10/15/27)	100	106,586
3.75%, 07/01/24 (Call 04/01/24)	135	143,447

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP 3.00%, 01/15/30 (Call 10/15/29)	$100	$100,670
3.10%, 01/15/23 (Call 12/15/22)	25	25,728
3.13%, 06/15/23 (Call 03/15/23)	50	51,578
3.25%, 10/15/26 (Call 07/15/26)	300	310,449
3.50%, 04/15/24 (Call 03/15/24)	180	189,495
3.50%, 02/01/25 (Call 11/01/24)	50	52,625
3.75%, 05/01/24 (Call 02/01/24)	100	105,933
3.85%, 04/01/27 (Call 01/01/27)	100	107,247
4.13%, 01/15/26 (Call 10/15/25)	50	54,349
VEREIT Operating Partnership LP 4.13%, 06/01/21 (Call 05/01/21)	200	205,342
4.60%, 02/06/24 (Call 11/06/23)	100	107,998
4.88%, 06/01/26 (Call 03/01/26)	250	280,170
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	75	77,840
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	275	281,754
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	85	89,552
3.75%, 03/15/23 (Call 12/15/22)	20	21,037
4.00%, 06/01/25 (Call 03/01/25)	254	272,578
4.13%, 03/15/29 (Call 12/15/28)	95	104,666
4.25%, 04/15/28 (Call 01/15/28)	275	304,315
4.50%, 01/15/24 (Call 10/15/23)	220	238,361
4.95%, 01/15/21 (Call 09/07/19)	100	103,566
5.25%, 01/15/22 (Call 09/07/19)	100	106,433
Weyerhaeuser Co., 4.63%, 09/15/23	125	135,669
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	305	327,588

		28,949,901

Retail — 0.9%
Advance Auto Parts Inc. 4.50%, 01/15/22 (Call 10/15/21)	50	52,242
4.50%, 12/01/23 (Call 09/01/23)	225	242,674
AutoNation Inc. 3.35%, 01/15/21 (Call 12/15/20)	155	156,471
3.80%, 11/15/27 (Call 08/15/27)	125	127,124
4.50%, 10/01/25 (Call 07/01/25)	40	42,618
AutoZone Inc. 3.13%, 04/18/24 (Call 03/18/24)	50	51,927
3.13%, 04/21/26 (Call 01/21/26)	175	182,334
3.25%, 04/15/25 (Call 01/15/25)	165	171,323
3.70%, 04/15/22 (Call 01/15/22)	200	208,566
3.75%, 04/18/29 (Call 01/18/29)	100	108,132
Best Buy Co. Inc. 4.45%, 10/01/28 (Call 07/01/28)	25	27,280
5.50%, 03/15/21 (Call 12/15/20)	263	273,525
Costco Wholesale Corp. 2.15%, 05/18/21 (Call 04/18/21)	225	226,327
2.25%, 02/15/22	195	197,180
2.30%, 05/18/22 (Call 04/18/22)	90	91,121
3.00%, 05/18/27 (Call 02/18/27)	275	292,949
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	150	160,296
Dollar General Corp. 3.25%, 04/15/23 (Call 01/15/23)	200	206,876
3.88%, 04/15/27 (Call 01/15/27)	150	162,366
4.13%, 05/01/28 (Call 02/01/28)	125	138,283
4.15%, 11/01/25 (Call 08/01/25)	25	27,420
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	25	26,390
4.20%, 05/15/28 (Call 02/15/28)	300	319,590

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The) 2.00%, 04/01/21 (Call 03/01/21)	$295	$295,442
2.13%, 09/15/26 (Call 06/15/26)	205	205,853
2.63%, 06/01/22 (Call 05/01/22)	225	230,353
2.70%, 04/01/23 (Call 01/01/23)	150	154,965
2.80%, 09/14/27 (Call 06/14/27)	255	267,105
2.95%, 06/15/29 (Call 03/15/29)	65	68,715
3.00%, 04/01/26 (Call 01/01/26)	275	290,887
3.25%, 03/01/22	25	25,959
3.35%, 09/15/25 (Call 06/15/25)	165	177,022
3.75%, 02/15/24 (Call 11/15/23)	250	269,907
3.90%, 12/06/28 (Call 09/06/28)	125	141,996
4.40%, 04/01/21 (Call 01/01/21)	132	136,545
Kohl’s Corp. 3.25%, 02/01/23 (Call 11/01/22)	35	35,637
4.25%, 07/17/25 (Call 04/17/25)	150	158,000
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	350	352,215
3.10%, 05/03/27 (Call 02/03/27)	250	260,987
3.12%, 04/15/22 (Call 01/15/22)	75	76,823
3.13%, 09/15/24 (Call 06/15/24)	100	104,132
3.38%, 09/15/25 (Call 06/15/25)	200	211,086
3.65%, 04/05/29 (Call 01/05/29)	200	217,128
3.80%, 11/15/21 (Call 08/15/21)	240	247,692
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)	150	147,372
3.63%, 06/01/24 (Call 03/01/24)(b)	125	123,326
3.88%, 01/15/22 (Call 10/15/21)	190	192,696
4.38%, 09/01/23 (Call 06/01/23)	50	51,135
McDonald’s Corp. 2.63%, 01/15/22	250	253,995
2.63%, 09/01/29 (Call 06/01/29)	200	202,082
2.75%, 12/09/20 (Call 11/09/20)	310	312,638
3.25%, 06/10/24	125	132,006
3.35%, 04/01/23 (Call 03/01/23)	200	209,542
3.50%, 03/01/27 (Call 12/01/26)	240	258,809
3.70%, 01/30/26 (Call 10/30/25)	275	298,070
3.80%, 04/01/28 (Call 01/01/28)	125	138,213
Nordstrom Inc. 4.00%, 10/15/21 (Call 07/15/21)	175	179,890
4.00%, 03/15/27 (Call 12/15/26)	100	101,921
6.95%, 03/15/28	85	100,385
O’Reilly Automotive Inc. 3.55%, 03/15/26 (Call 12/15/25)	215	227,728
3.85%, 06/15/23 (Call 03/15/23)	190	200,498
4.63%, 09/15/21 (Call 06/15/21)	115	119,906
QVC Inc. 4.38%, 03/15/23	100	104,545
4.45%, 02/15/25 (Call 11/15/24)	115	119,232
4.85%, 04/01/24	100	105,966
5.13%, 07/02/22	120	127,188
Starbucks Corp. 2.10%, 02/04/21 (Call 01/04/21)	75	75,084
2.45%, 06/15/26 (Call 03/15/26)	210	212,959
2.70%, 06/15/22 (Call 04/15/22)	175	178,511
3.10%, 03/01/23 (Call 02/01/23)	200	207,150
3.50%, 03/01/28 (Call 12/01/27)(b)	200	216,644
3.80%, 08/15/25 (Call 06/15/25)	200	216,672
3.85%, 10/01/23 (Call 07/01/23)	140	149,108

Security	Par (000)	Value

Retail (continued)
Target Corp. 2.50%, 04/15/26	$200	$206,196
2.90%, 01/15/22	265	272,870
3.50%, 07/01/24	255	274,689
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)	300	301,857
2.50%, 05/15/23 (Call 02/15/23)	125	127,650
Walgreen Co., 3.10%, 09/15/22	175	179,793
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	400	414,980
3.80%, 11/18/24 (Call 08/18/24)	400	424,116
Walmart Inc. 1.90%, 12/15/20	325	325,666
2.35%, 12/15/22 (Call 11/15/22)	250	254,512
2.55%, 04/11/23 (Call 01/11/23)	95	97,454
2.65%, 12/15/24 (Call 10/15/24)	305	316,126
2.85%, 07/08/24 (Call 06/08/24)	425	444,541
3.05%, 07/08/26 (Call 05/08/26)	340	363,518
3.13%, 06/23/21	395	404,654
3.30%, 04/22/24 (Call 01/22/24)	325	344,978
3.40%, 06/26/23 (Call 05/26/23)	520	549,999
3.55%, 06/26/25 (Call 04/26/25)	330	358,090
3.70%, 06/26/28 (Call 03/26/28)	105	117,901
5.88%, 04/05/27	175	220,412

		18,384,736

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	167	172,979

Semiconductors — 0.7%
Altera Corp., 4.10%, 11/15/23	250	272,335
Analog Devices Inc. 2.50%, 12/05/21 (Call 11/05/21)	75	75,689
2.88%, 06/01/23 (Call 03/01/23)	150	153,634
2.95%, 01/12/21	145	146,438
3.50%, 12/05/26 (Call 09/05/26)	305	322,620
3.90%, 12/15/25 (Call 09/15/25)	75	80,974
Applied Materials Inc. 2.63%, 10/01/20 (Call 09/01/20)	135	135,774
3.30%, 04/01/27 (Call 01/01/27)	200	214,526
3.90%, 10/01/25 (Call 07/01/25)	210	229,967
4.30%, 06/15/21	250	260,500
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	400	398,712
2.65%, 01/15/23 (Call 12/15/22)	200	199,024
3.00%, 01/15/22 (Call 12/15/21)	435	438,667
3.13%, 01/15/25 (Call 11/15/24)	260	256,888
3.50%, 01/15/28 (Call 10/15/27)	25	24,300
3.63%, 01/15/24 (Call 11/15/23)	375	383,134
3.88%, 01/15/27 (Call 10/15/26)	950	950,342
Broadcom Inc. 3.13%, 10/15/22(a)	300	303,837
3.63%, 10/15/24 (Call 09/15/24)(a)	400	405,900
4.25%, 04/15/26 (Call 02/15/26)(a)	500	514,225
4.75%, 04/15/29 (Call 01/15/29)(a)	500	526,920
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	50	49,851
2.60%, 05/19/26 (Call 02/19/26)	300	310,224
2.88%, 05/11/24 (Call 03/11/24)	325	338,920
3.10%, 07/29/22	300	311,100

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.15%, 05/11/27 (Call 02/11/27)	$235	$252,451
3.30%, 10/01/21	500	515,220
3.70%, 07/29/25 (Call 04/29/25)	300	327,243
KLA Corp. 4.13%, 11/01/21 (Call 09/01/21)	250	259,092
4.65%, 11/01/24 (Call 08/01/24)	329	363,680
Lam Research Corp. 2.80%, 06/15/21 (Call 05/15/21)	80	80,884
3.75%, 03/15/26 (Call 01/15/26)	30	32,137
3.80%, 03/15/25 (Call 12/15/24)	200	214,358
4.00%, 03/15/29 (Call 12/15/28)	130	144,040
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	115	118,386
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)	250	257,457
4.64%, 02/06/24 (Call 01/06/24)	40	42,600
4.98%, 02/06/26 (Call 12/06/25)	150	162,405
5.33%, 02/06/29 (Call 11/06/28)	100	110,308
NVIDIA Corp. 2.20%, 09/16/21 (Call 08/16/21)	225	225,702
3.20%, 09/16/26 (Call 06/16/26)	225	236,871
NXP BV/NXP Funding LLC 4.88%, 03/01/24 (Call 02/01/24)(a)	100	108,856
5.35%, 03/01/26 (Call 01/01/26)(a)	50	56,479
NXP BV/NXP Funding LLC/NXP USA Inc. 3.88%, 06/18/26 (Call 04/18/26)(a)	60	63,070
4.30%, 06/18/29 (Call 03/18/29)(a)	305	326,310
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)	95	96,726
2.90%, 05/20/24 (Call 03/20/24)	150	154,881
3.00%, 05/20/22	465	478,155
3.25%, 05/20/27 (Call 02/20/27)	525	549,958
3.45%, 05/20/25 (Call 02/20/25)	350	371,315
Texas Instruments Inc. 2.63%, 05/15/24 (Call 03/15/24)	55	56,711
2.75%, 03/12/21 (Call 02/12/21)	425	430,351
2.90%, 11/03/27 (Call 08/03/27)	60	63,472
Xilinx Inc. 2.95%, 06/01/24 (Call 04/01/24)	220	226,457
3.00%, 03/15/21	100	101,299

		13,731,375

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	115	121,131

Software — 0.8%
Activision Blizzard Inc. 2.30%, 09/15/21 (Call 08/15/21)	50	50,035
3.40%, 09/15/26 (Call 06/15/26)	300	315,774
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	375	397,222
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)	195	203,484
4.38%, 06/15/25 (Call 03/15/25)	125	135,535
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	200	208,980
CA Inc. 3.60%, 08/15/22 (Call 07/15/22)	239	243,723
4.70%, 03/15/27 (Call 12/15/26)	150	157,538
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	150	160,965

Security	Par (000)	Value

Software (continued)
Electronic Arts Inc. 3.70%, 03/01/21 (Call 02/01/21)	$150	$153,176
4.80%, 03/01/26 (Call 12/01/25)	145	165,280
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	175	175,240
3.00%, 08/15/26 (Call 05/15/26)	225	232,933
3.50%, 04/15/23 (Call 01/15/23)	190	198,485
3.63%, 10/15/20 (Call 09/15/20)	100	101,526
3.75%, 05/21/29 (Call 02/21/29)	50	54,769
4.50%, 10/15/22 (Call 08/15/22)	150	159,956
5.00%, 10/15/25 (Call 07/15/25)	150	171,301
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	175	197,057
Fiserv Inc. 2.75%, 07/01/24 (Call 06/01/24)	240	245,597
3.20%, 07/01/26 (Call 05/01/26)	200	208,900
3.50%, 07/01/29 (Call 04/01/29)	435	461,957
3.85%, 06/01/25 (Call 03/01/25)	225	242,012
4.20%, 10/01/28 (Call 07/01/28)	150	167,885
4.75%, 06/15/21	250	261,367
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)	630	627,871
2.00%, 11/03/20 (Call 10/03/20)	580	581,288
2.00%, 08/08/23 (Call 06/08/23)	300	303,702
2.13%, 11/15/22	125	126,753
2.38%, 02/12/22 (Call 01/12/22)	525	533,405
2.40%, 02/06/22 (Call 01/06/22)	445	452,578
2.40%, 08/08/26 (Call 05/08/26)	900	929,628
2.65%, 11/03/22 (Call 09/03/22)	50	51,433
2.70%, 02/12/25 (Call 11/12/24)	450	469,768
2.88%, 02/06/24 (Call 12/06/23)	385	403,056
3.13%, 11/03/25 (Call 08/03/25)	720	771,869
3.63%, 12/15/23 (Call 09/15/23)	475	510,107
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	490	489,819
2.40%, 09/15/23 (Call 07/15/23)	525	532,607
2.50%, 05/15/22 (Call 03/15/22)	625	634,031
2.50%, 10/15/22	505	513,832
2.63%, 02/15/23 (Call 01/15/23)	290	296,583
2.65%, 07/15/26 (Call 04/15/26)	565	579,052
2.80%, 07/08/21	350	355,820
2.95%, 11/15/24 (Call 09/15/24)	400	417,084
2.95%, 05/15/25 (Call 02/15/25)	350	365,998
3.25%, 11/15/27 (Call 08/15/27)	375	402,300
3.40%, 07/08/24 (Call 04/08/24)	125	132,490
3.63%, 07/15/23	273	289,921
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	25	27,892
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)	345	349,920
3.90%, 08/21/27 (Call 05/21/27)	174	177,739

		16,397,243

Telecommunications — 0.9%
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	50	50,728
2.95%, 07/15/26 (Call 04/15/26)	250	254,705
3.00%, 02/15/22	400	408,420
3.00%, 06/30/22 (Call 04/30/22)	375	383,332
3.20%, 03/01/22 (Call 02/01/22)	225	230,839
3.40%, 06/15/22	225	231,768
3.40%, 05/15/25 (Call 02/15/25)	665	697,632
3.55%, 06/01/24 (Call 03/01/24)	165	173,557

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.60%, 02/17/23 (Call 12/17/22)	$125	$130,640
3.60%, 07/15/25 (Call 04/15/25)	300	316,671
3.80%, 03/15/22	300	312,300
3.80%, 03/01/24 (Call 01/01/24)	150	159,358
3.80%, 02/15/27 (Call 11/15/26)	180	192,321
3.88%, 08/15/21	275	284,243
3.90%, 03/11/24 (Call 12/11/23)	300	320,025
3.95%, 01/15/25 (Call 10/15/24)	245	263,047
4.00%, 01/15/22	150	156,616
4.05%, 12/15/23	200	214,798
4.10%, 02/15/28 (Call 11/15/27)	275	300,506
4.13%, 02/17/26 (Call 11/17/25)	475	516,814
4.25%, 03/01/27 (Call 12/01/26)	390	429,289
4.35%, 03/01/29 (Call 12/01/28)	365	407,610
4.45%, 05/15/21	300	311,631
4.45%, 04/01/24 (Call 01/01/24)	310	337,330
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	215,318
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	350	349,762
2.20%, 02/28/21	430	432,425
2.20%, 09/20/23 (Call 07/20/23)	200	202,940
2.50%, 09/20/26 (Call 06/20/26)	250	259,542
2.60%, 02/28/23	175	179,924
2.95%, 02/28/26	215	228,732
3.00%, 06/15/22	45	46,507
3.50%, 06/15/25	25	27,178
3.63%, 03/04/24	220	237,499
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	135	137,326
Juniper Networks Inc., 4.50%, 03/15/24	175	190,010
Motorola Solutions Inc. 3.50%, 03/01/23	55	56,709
3.75%, 05/15/22	135	139,631
4.00%, 09/01/24	125	132,154
4.60%, 02/23/28 (Call 11/23/27)	75	81,485
4.60%, 05/23/29 (Call 02/23/29)	25	27,473
Orange SA, 4.13%, 09/14/21	150	155,963
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	180	185,724
3.63%, 12/15/25 (Call 09/15/25)	135	144,624
4.10%, 10/01/23 (Call 07/01/23)	225	240,374
Telefonica Emisiones SA 4.10%, 03/08/27	250	273,230
5.46%, 02/16/21	500	523,210
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	25	26,942
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	275	279,037
2.63%, 08/15/26	440	450,498
2.95%, 03/15/22	365	374,209
3.13%, 03/16/22	100	103,108
3.38%, 02/15/25	525	557,020
3.45%, 03/15/21	250	255,570
3.50%, 11/01/24 (Call 08/01/24)	350	372,788
3.88%, 02/08/29 (Call 11/08/28)	55	61,232
4.13%, 03/16/27	645	719,375
4.15%, 03/15/24 (Call 12/15/23)	149	161,656
4.33%, 09/21/28	600	688,488
5.15%, 09/15/23	675	758,619
Vodafone Group PLC 3.75%, 01/16/24	310	327,323

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 05/30/25	$295	$320,161
4.38%, 05/30/28	500	560,690
7.00%, 04/04/79 (Call 01/04/29)(c)	350	399,808

		17,968,444

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	100	104,746

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.15%, 05/15/21 (Call 03/15/21)	145	146,087
3.50%, 09/15/27 (Call 06/15/27)	145	147,513

		293,600

Transportation — 0.5%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	190	196,287
3.00%, 04/01/25 (Call 01/01/25)	285	298,110
3.05%, 03/15/22 (Call 12/15/21)	160	164,011
3.05%, 09/01/22 (Call 06/01/22)	75	77,112
3.25%, 06/15/27 (Call 03/15/27)	25	26,874
3.40%, 09/01/24 (Call 06/01/24)	150	159,310
3.45%, 09/15/21 (Call 06/15/21)	100	102,630
3.75%, 04/01/24 (Call 01/01/24)	100	106,955
3.85%, 09/01/23 (Call 06/01/23)	220	236,097
Canadian National Railway Co. 2.85%, 12/15/21 (Call 09/15/21)	215	218,332
2.95%, 11/21/24 (Call 08/21/24)	320	333,197
Canadian Pacific Railway Co. 2.90%, 02/01/25 (Call 11/01/24)	250	259,092
4.00%, 06/01/28 (Call 03/01/28)	50	56,191
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	100	111,497
CSX Corp. 3.25%, 06/01/27 (Call 03/01/27)	100	105,856
3.35%, 11/01/25 (Call 08/01/25)	200	212,574
3.40%, 08/01/24 (Call 05/01/24)	100	106,038
3.70%, 10/30/20 (Call 07/30/20)	200	202,950
3.80%, 03/01/28 (Call 12/01/27)	425	467,755
4.25%, 06/01/21 (Call 03/01/21)	100	103,086
FedEx Corp. 3.10%, 08/05/29 (Call 05/05/29)	200	202,296
3.25%, 04/01/26 (Call 01/01/26)	120	125,434
3.30%, 03/15/27 (Call 12/15/26)	165	171,592
3.40%, 02/15/28 (Call 11/15/27)	200	208,958
4.00%, 01/15/24	355	382,015
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)	300	308,235
3.88%, 03/01/26 (Call 01/01/26)	136	146,019
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	100	102,680
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	26,817
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	165	169,534
2.90%, 06/15/26 (Call 03/15/26)	205	213,360
3.00%, 04/01/22 (Call 01/01/22)	100	102,240
3.25%, 12/01/21 (Call 09/01/21)	50	51,082
3.80%, 08/01/28 (Call 05/01/28)	65	72,634
3.85%, 01/15/24 (Call 10/15/23)	225	240,406
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	115	115,086
2.50%, 09/01/22 (Call 08/01/22)	105	105,884
2.50%, 09/01/24 (Call 08/01/24)	75	75,617

60	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.88%, 09/01/20 (Call 08/01/20)	$205	$206,064
3.65%, 03/18/24 (Call 02/18/24)	60	63,484
3.75%, 06/09/23 (Call 05/09/23)	40	42,143
3.88%, 12/01/23 (Call 11/01/23)	275	292,861
Union Pacific Corp. 2.75%, 03/01/26 (Call 12/01/25)	425	438,281
3.00%, 04/15/27 (Call 01/15/27)	415	435,177
3.15%, 03/01/24 (Call 02/01/24)	30	31,356
3.20%, 06/08/21	125	127,465
3.50%, 06/08/23 (Call 05/08/23)	60	63,106
3.70%, 03/01/29 (Call 12/01/28)	45	49,969
3.75%, 07/15/25 (Call 05/15/25)	135	145,984
3.95%, 09/10/28 (Call 06/10/28)	125	140,518
4.00%, 02/01/21 (Call 11/01/20)	225	229,954
4.16%, 07/15/22 (Call 04/15/22)	300	316,248
United Parcel Service Inc. 2.05%, 04/01/21	175	175,037
2.35%, 05/16/22 (Call 04/16/22)	25	25,261
2.40%, 11/15/26 (Call 08/15/26)	125	126,628
2.45%, 10/01/22	600	610,698
3.05%, 11/15/27 (Call 08/15/27)	380	404,328
3.13%, 01/15/21	250	253,930

		10,542,335

Trucking & Leasing — 0.0%
GATX Corp. 3.25%, 09/15/26 (Call 06/15/26)	130	133,632
3.50%, 03/15/28 (Call 12/15/27)	50	52,210
3.85%, 03/30/27 (Call 12/30/26)	50	53,112
4.35%, 02/15/24 (Call 01/15/24)	150	161,644
4.70%, 04/01/29 (Call 01/01/29)	100	114,389
4.85%, 06/01/21	50	52,196

		567,183

Water — 0.0%
American Water Capital Corp. 2.95%, 09/01/27 (Call 06/01/27)	170	176,275
3.40%, 03/01/25 (Call 12/01/24)	125	132,530
3.45%, 06/01/29 (Call 03/01/29)	100	107,886
3.75%, 09/01/28 (Call 06/01/28)	100	110,243
Aqua America Inc., 3.57%, 05/01/29 (Call 02/01/29)	65	70,444

		597,378

Total Corporate Bonds & Notes — 33.1% (Cost: $646,530,966)		672,911,516

Foreign Government Obligations(e)

Canada — 0.5%
Canada Government International Bond, 2.00%, 11/15/22	175	177,860
Export Development Canada 1.50%, 05/26/21	100	99,806
2.00%, 11/30/20	250	250,875
2.00%, 05/17/22	150	151,937
2.75%, 03/15/23	400	417,112
Hydro-Quebec, 9.40%, 02/01/21	252	277,996
Province of Alberta Canada 2.20%, 07/26/22	225	228,580
3.30%, 03/15/28	750	837,652
3.35%, 11/01/23	200	213,656
Province of British Columbia Canada 2.00%, 10/23/22	150	151,944

Security	Par (000)	Value

Canada (continued)
2.25%, 06/02/26	$250	$258,870
2.65%, 09/22/21	275	280,651
Province of Manitoba Canada 2.05%, 11/30/20	200	200,736
2.10%, 09/06/22	175	177,294
2.13%, 05/04/22	150	151,862
2.13%, 06/22/26	200	204,128
3.05%, 05/14/24	75	79,740
Province of New Brunswick Canada 2.50%, 12/12/22	50	51,200
3.63%, 02/24/28	100	113,193
Province of Ontario Canada 2.20%, 10/03/22	225	228,769
2.25%, 05/18/22	725	736,883
2.40%, 02/08/22	325	330,925
2.50%, 09/10/21	200	203,310
2.50%, 04/27/26	350	366,509
2.55%, 02/12/21	500	505,780
3.20%, 05/16/24	600	642,738
Province of Quebec Canada 2.38%, 01/31/22	150	152,771
2.50%, 04/20/26	325	340,889
2.63%, 02/13/23	350	361,770
2.75%, 08/25/21	50	51,066
2.75%, 04/12/27	250	267,683
Series NN, 7.13%, 02/09/24	250	306,142
Series QO, 2.88%, 10/16/24	350	371,829

		9,192,156

Chile — 0.0%
Chile Government International Bond 2.25%, 10/30/22	250	252,598
3.24%, 02/06/28 (Call 11/06/27)	400	437,060
3.25%, 09/14/21	250	256,925

		946,583

Colombia — 0.1%
Colombia Government International Bond 3.88%, 04/25/27 (Call 01/25/27)	730	788,926
4.00%, 02/26/24 (Call 11/26/23)	200	213,068
4.38%, 07/12/21	350	363,772
4.50%, 01/28/26 (Call 10/28/25)	300	332,436
8.13%, 05/21/24	400	500,948

		2,199,150

Germany — 0.1%
FMS Wertmanagement, 2.75%, 01/30/24	1,000	1,053,610

Hungary — 0.1%
Hungary Government International Bond 5.38%, 02/21/23	374	412,941
5.38%, 03/25/24	270	306,383
5.75%, 11/22/23	430	489,761
6.38%, 03/29/21	500	531,700

		1,740,785

Indonesia — 0.1%
Indonesia Government International Bond 2.95%, 01/11/23	200	202,824
4.10%, 04/24/28	550	603,488
4.75%, 02/11/29	250	289,050

		1,095,362

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel — 0.0%
Israel Government International Bond 2.88%, 03/16/26	$350	$374,357
4.00%, 06/30/22	200	212,262

		586,619

Italy — 0.0%
Republic of Italy Government International Bond, 6.88%, 09/27/23	485	559,496

Japan — 0.3%
Japan Bank for International Cooperation 1.88%, 07/21/26	500	502,180
2.00%, 11/04/21	300	301,479
2.13%, 11/16/20	350	351,158
2.13%, 02/10/25	400	407,464
2.25%, 11/04/26	250	256,993
2.38%, 07/21/22	350	356,485
2.38%, 11/16/22	400	407,820
2.50%, 06/01/22	500	510,470
2.75%, 01/21/26	250	264,440
2.75%, 11/16/27	250	266,970
2.88%, 06/01/27	400	429,584
2.88%, 07/21/27	300	322,521
3.13%, 07/20/21	250	256,448
3.25%, 07/20/28	250	279,382
3.38%, 10/31/23	500	532,260
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	308,487
Japan International Cooperation Agency, 2.13%, 10/20/26	280	284,864

		6,039,005

Mexico — 0.2%
Mexico Government International Bond 3.50%, 01/21/21	225	230,119
3.60%, 01/30/25	500	520,510
3.63%, 03/15/22	550	569,712
3.75%, 01/11/28	750	784,207
4.00%, 10/02/23	550	582,951
4.13%, 01/21/26	500	532,420
4.15%, 03/28/27	700	751,065

		3,970,984

Panama — 0.1%
Panama Government International Bond 3.75%, 03/16/25 (Call 12/16/24)	250	268,423
3.88%, 03/17/28 (Call 12/17/27)	200	221,960
4.00%, 09/22/24 (Call 06/22/24)	250	270,452
7.13%, 01/29/26	350	446,173
8.88%, 09/30/27	250	362,772

		1,569,780

Peru — 0.0%
Peruvian Government International Bond 4.13%, 08/25/27	330	378,421
7.35%, 07/21/25	380	491,617

		870,038

Philippines — 0.1%
Philippine Government International Bond 3.00%, 02/01/28	600	638,220
4.00%, 01/15/21	300	307,473
5.50%, 03/30/26	362	435,902
10.63%, 03/16/25	300	432,469

		1,814,064

Security	Par (000)	Value

Poland — 0.1%
Republic of Poland Government International Bond 3.00%, 03/17/23	$350	$363,895
3.25%, 04/06/26	550	590,837
4.00%, 01/22/24	300	326,784
5.00%, 03/23/22	325	350,386
5.13%, 04/21/21	400	420,504

		2,052,406

South Korea — 0.1%
Export-Import Bank of Korea 2.63%, 05/26/26	200	205,820
2.75%, 01/25/22	500	507,935
2.88%, 01/21/25	400	416,456
3.00%, 11/01/22	200	205,680
3.25%, 11/10/25	300	320,352
3.25%, 08/12/26	200	213,630
4.00%, 01/29/21	100	102,692
5.00%, 04/11/22	400	429,592
Korea International Bond 2.75%, 01/19/27	200	210,206
3.50%, 09/20/28	200	224,072
5.63%, 11/03/25	150	181,648

		3,018,083

Supranational — 2.3%
African Development Bank 1.25%, 07/26/21	350	347,672
2.13%, 11/16/22	300	305,577
2.38%, 09/23/21	428	434,715
2.63%, 03/22/21	470	477,097
Asian Development Bank 1.63%, 03/16/21	650	649,805
1.75%, 06/08/21	500	501,225
1.75%, 09/13/22	825	831,088
1.88%, 02/18/22	795	802,060
2.00%, 02/16/22(b)	275	278,209
2.00%, 01/22/25	470	481,867
2.00%, 04/24/26	550	565,961
2.25%, 01/20/21	705	710,577
2.50%, 11/02/27	500	535,125
2.63%, 01/30/24	500	524,555
2.63%, 01/12/27	500	537,310
2.75%, 03/17/23	850	886,652
2.75%, 01/19/28	250	273,680
Corp. Andina de Fomento 2.13%, 09/27/21	525	523,798
4.38%, 06/15/22	400	423,044
Council of Europe Development Bank 1.63%, 03/16/21	225	224,885
2.63%, 02/13/23	295	305,853
European Bank for Reconstruction & Development 1.50%, 11/02/21	250	249,583
1.88%, 02/23/22	150	151,274
2.00%, 02/01/21	365	366,632
2.13%, 03/07/22	350	355,085
2.75%, 04/26/21	100	101,798
2.75%, 03/07/23	300	312,567
European Investment Bank 1.38%, 09/15/21	450	448,357
1.63%, 06/15/21	1,250	1,250,775
1.88%, 02/10/25	650	663,468

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.00%, 03/15/21	$1,375	$1,382,604
2.00%, 12/15/22	50	50,816
2.13%, 10/15/21	75	75,882
2.13%, 04/13/26	600	623,232
2.25%, 03/15/22	1,050	1,069,519
2.25%, 08/15/22	850	868,581
2.38%, 05/13/21	520	526,630
2.38%, 06/15/22	781	799,705
2.38%, 05/24/27	354	375,990
2.50%, 04/15/21	300	304,170
2.50%, 03/15/23	1,075	1,112,195
2.63%, 03/15/24	100	105,045
2.88%, 09/15/20	900	910,233
2.88%, 12/15/21(b)	250	257,435
2.88%, 08/15/23	150	157,968
3.13%, 12/14/23	500	533,880
3.25%, 01/29/24	1,200	1,290,900
4.00%, 02/16/21	675	697,599
Inter-American Development Bank
1.25%, 09/14/21	575	571,389
1.75%, 04/14/22	725	729,401
1.75%, 09/14/22	540	544,039
1.88%, 03/15/21	175	175,625
2.13%, 11/09/20	675	678,105
2.13%, 01/18/22	500	507,120
2.13%, 01/15/25	775	800,218
2.38%, 07/07/27	150	158,814
2.50%, 01/18/23	750	774,585
2.63%, 04/19/21	800	812,792
3.00%, 02/21/24	625	665,906
3.13%, 09/18/28	675	763,506
International Bank for Reconstruction & Development
1.38%, 05/24/21	1,125	1,120,579
1.38%, 09/20/21	50	49,807
1.63%, 09/04/20	240	239,630
1.63%, 03/09/21	1,200	1,200,060
1.63%, 02/10/22	100	100,280
1.75%, 04/19/23	50	50,453
1.88%, 10/07/22	650	657,436
1.88%, 10/27/26	350	358,571
2.00%, 01/26/22	1,475	1,492,154
2.13%, 11/01/20	450	452,083
2.13%, 02/13/23(b)	200	204,414
2.13%, 03/03/25	250	258,540
2.25%, 06/24/21	1,003	1,014,675
2.50%, 03/19/24	70	73,191
2.50%, 11/25/24	540	567,659
2.50%, 07/29/25	900	950,760
2.50%, 11/22/27	140	150,259
2.75%, 07/23/21	925	945,128
3.00%, 09/27/23	700	741,664
7.63%, 01/19/23	900	1,079,262
International Finance Corp.
1.13%, 07/20/21	250	247,938
2.00%, 10/24/22	225	228,587
2.13%, 04/07/26	250	259,350
2.25%, 01/25/21	400	403,184
2.88%, 07/31/23	50	52,599

Security	Par (000)	Value

Supranational (continued)
Nordic Investment Bank 2.13%, 02/01/22	$250	$253,568
2.25%, 02/01/21	250	252,035

		46,248,044

Sweden — 0.1%
Svensk Exportkredit AB 1.75%, 03/10/21	850	850,569
2.88%, 03/14/23	600	626,964

		1,477,533

Uruguay — 0.0%
Uruguay Government International Bond 4.38%, 10/27/27	275	305,751
4.50%, 08/14/24	200	217,030
8.00%, 11/18/22	200	226,934

		749,715

Total Foreign Government Obligations — 4.2% (Cost: $82,486,103)		85,183,413

Municipal Debt Obligations

California — 0.0%
State of California GO 3.38%, 04/01/25	200	215,534
6.20%, 10/01/19	20	20,060
State of California GO BAB, 5.70%, 11/01/21	300	323,160

		558,754

Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	250	252,083

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(b)	314	328,694

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series B, 0.00%, 02/15/20 (AGM)(f)	50	49,532
Series B, 0.00%, 02/15/23 (AGM)(f)	600	559,536

		609,068

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	241,950
Series B, 5.68%, 06/30/28 (NPFGC)	255	312,582

		554,532

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	264,787

Total Municipal Debt Obligations — 0.1% (Cost: $2,455,144)		2,567,918

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.6%
Federal Farm Credit Banks, 2.85%, 09/20/21	2,555	2,615,068
Federal Home Loan Banks 1.13%, 07/14/21	525	520,769
1.38%, 09/28/20	500	497,955
1.75%, 06/12/20	350	349,790
2.13%, 06/09/23	5,000	5,120,200
2.63%, 10/01/20	315	318,115
2.75%, 12/13/24	250	265,490

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.88%, 09/11/20	$600	$606,750
3.00%, 12/09/22	2,095	2,188,982
3.00%, 03/10/28	75	82,282
3.13%, 06/13/25	3,730	4,045,707
3.25%, 06/09/28	300	336,114
3.63%, 06/11/21	3,100	3,209,492
Federal Home Loan Mortgage Corp.
2.38%, 02/16/21	2,260	2,284,159
2.38%, 01/13/22	1,250	1,273,837
Federal National Mortgage Association
1.25%, 05/06/21	550	547,267
1.38%, 02/26/21	625	622,863
1.38%, 10/07/21	3,850	3,827,824
1.88%, 04/05/22	250	252,560
1.88%, 09/24/26	300	307,410
2.00%, 01/05/22	1,000	1,010,410
2.00%, 10/05/22	350	355,593
2.38%, 01/19/23	670	689,939
2.63%, 01/11/22	255	261,441
2.63%, 09/06/24	850	898,884
6.25%, 05/15/29	410	578,219
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,785

		33,092,905

U.S. Government Obligations — 60.1%
U.S. Treasury Note/Bond
1.13%, 02/28/21	7,250	7,196,191
1.13%, 07/31/21	8,000	7,936,250
1.13%, 09/30/21	22,500	22,320,703
1.25%, 03/31/21	10,600	10,539,547
1.25%, 10/31/21	10,000	9,944,531
1.25%, 07/31/23	9,500	9,435,430
1.38%, 09/30/20	10,000	9,957,422
1.38%, 10/31/20	9,000	8,962,031
1.38%, 01/31/21	588	585,611
1.38%, 04/30/21	5,900	5,878,336
1.38%, 05/31/21	2,400	2,391,469
1.38%, 06/30/23	29,100	29,043,164
1.38%, 08/31/23	20,200	20,166,859
1.38%, 09/30/23	4,600	4,592,094
1.50%, 02/28/23	7,600	7,619,594
1.50%, 03/31/23	4,000	4,010,938
1.50%, 08/15/26	13,000	13,038,594
1.63%, 10/15/20	3,000	2,995,898
1.63%, 11/30/20	20,750	20,729,736
1.63%, 08/15/22	5,750	5,781,445
1.63%, 08/31/22	1,000	1,005,391
1.63%, 11/15/22	9,019	9,073,960
1.63%, 04/30/23	10,250	10,322,871
1.63%, 05/31/23	1,000	1,007,266
1.63%, 10/31/23	6,000	6,049,219
1.63%, 02/15/26	8,300	8,386,242
1.63%, 05/15/26	11,000	11,118,594
1.75%, 10/31/20	400	399,984
1.75%, 11/15/20	4,000	4,001,875
1.75%, 12/31/20	6,000	6,004,453
1.75%, 02/28/22	194	195,349
1.75%, 03/31/22	4,200	4,231,500
1.75%, 05/15/22	4,000	4,031,250
1.75%, 06/30/22	6,000	6,052,500
1.75%, 09/30/22	5,800	5,855,281

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 01/31/23	$16,200	$16,372,125
1.75%, 05/15/23	22,445	22,708,027
1.88%, 11/30/21	6,000	6,050,156
1.88%, 01/31/22	7,300	7,366,727
1.88%, 02/28/22	3,000	3,029,297
1.88%, 03/31/22	6,000	6,062,344
1.88%, 04/30/22	4,000	4,043,125
1.88%, 07/31/22	6,900	6,984,094
1.88%, 08/31/22	5,000	5,064,062
1.88%, 09/30/22	5,000	5,067,578
1.88%, 10/31/22	9,000	9,123,750
1.88%, 08/31/24	2,000	2,044,219
2.00%, 09/30/20	16,000	16,038,125
2.00%, 11/30/20	11,080	11,119,386
2.00%, 02/28/21	10,950	11,010,310
2.00%, 05/31/21	9,000	9,065,039
2.00%, 08/31/21	26,250	26,491,992
2.00%, 10/31/21	1,000	1,010,312
2.00%, 11/15/21	9,600	9,705,000
2.00%, 12/31/21	13,520	13,675,269
2.00%, 07/31/22	7,000	7,113,750
2.00%, 11/30/22	13,200	13,436,156
2.00%, 02/15/23	8,345	8,505,380
2.00%, 04/30/24	10,550	10,826,113
2.00%, 05/31/24	6,000	6,164,062
2.00%, 06/30/24	12,000	12,327,188
2.00%, 02/15/25	12,000	12,360,938
2.00%, 08/15/25	19,200	19,806,000
2.00%, 11/15/26	11,900	12,342,531
2.13%, 01/31/21	7,000	7,044,844
2.13%, 06/30/21	2,600	2,626,508
2.13%, 08/15/21	17,295	17,486,866
2.13%, 09/30/21	6,000	6,073,594
2.13%, 12/31/21	4,250	4,311,758
2.13%, 06/30/22	8,000	8,153,125
2.13%, 12/31/22	9,400	9,612,969
2.13%, 11/30/23	9,300	9,568,102
2.13%, 02/29/24	30,800	31,740,844
2.13%, 03/31/24	26,000	26,812,500
2.13%, 07/31/24	7,750	8,010,957
2.13%, 09/30/24	3,000	3,103,359
2.13%, 11/30/24	6,000	6,212,344
2.13%, 05/15/25	13,550	14,060,242
2.25%, 03/31/21	10,300	10,400,184
2.25%, 04/30/21	1,000	1,010,586
2.25%, 12/31/23	8,000	8,276,875
2.25%, 01/31/24	6,300	6,522,469
2.25%, 10/31/24	7,000	7,288,750
2.25%, 11/15/24	14,000	14,578,594
2.25%, 11/15/25	12,000	12,567,188
2.25%, 02/15/27	10,900	11,508,016
2.25%, 08/15/27	22,500	23,807,812
2.25%, 11/15/27	24,300	25,739,016
2.38%, 12/31/20	5,100	5,145,820
2.38%, 08/15/24	11,200	11,712,750
2.38%, 05/15/27	14,000	14,925,312
2.38%, 05/15/29	6,000	6,465,937
2.50%, 01/31/21	7,000	7,080,117
2.50%, 02/28/21	20,000	20,254,688
2.50%, 03/31/23	10,000	10,374,219

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 08/15/23	$2,040	$2,124,309
2.50%, 05/15/24	21,025	22,058,182
2.63%, 11/15/20	10,875	10,991,397
2.63%, 06/15/21	1,300	1,324,020
2.63%, 06/30/23	4,750	4,961,895
2.63%, 01/31/26	6,500	6,963,633
2.63%, 02/15/29	17,422	19,128,812
2.75%, 09/30/20	15,000	15,155,859
2.75%, 04/30/23	19,500	20,412,539
2.75%, 07/31/23	20,000	20,998,438
2.75%, 11/15/23	7,150	7,535,988
2.75%, 02/15/28	30,690	33,759,000
2.88%, 09/30/23	8,000	8,458,125
2.88%, 08/15/28	15,650	17,442,414
3.13%, 05/15/21	10,600	10,869,969
3.63%, 02/15/21	8,606	8,850,061
5.25%, 11/15/28	13,750	18,171,484
5.25%, 02/15/29	3,650	4,854,500
5.50%, 08/15/28	8,500	11,344,844
6.00%, 02/15/26	2,500	3,197,461
6.50%, 11/15/26	4,000	5,373,125
6.75%, 08/15/26	1,000	1,349,687
6.88%, 08/15/25	2,000	2,618,125
7.50%, 11/15/24	3,750	4,889,941
7.63%, 11/15/22	3,000	3,576,094
7.88%, 02/15/21	19,165	20,856,910
8.00%, 11/15/21	3,700	4,211,641

		1,219,729,431

Total U.S. Government & Agency Obligations — 61.7% (Cost: $1,217,835,790)		1,252,822,336

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.02%(g)(h)(i)	11,800	$11,800,013

Total Short-Term Investments — 0.6% (Cost: $ 11,800,013)		11,800,013

Total Investments in Securities — 99.7% (Cost: $ 1,961,108,016)		2,025,285,196
Other Assets, Less Liabilities — 0.3%		6,067,411

Net Assets — 100.0%		$2,031,352,607

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	20,814	(9,014)	11,800	$11,800,013	$93,702	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Intermediate Government/Credit Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$672,911,516	$—	$672,911,516
Foreign Government Obligations	—	85,183,413	—	85,183,413
Municipal Debt Obligations	—	2,567,918	—	2,567,918
U.S. Government & Agency Obligations	—	1,252,822,336	—	1,252,822,336
Money Market Funds	11,800,013	—	—	11,800,013

	$11,800,013	$2,013,485,183	$—	$2,025,285,196

See notes to financial statements.

66	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations — 99.5%

Mortgage-Backed Securities — 99.5%
Federal Home Loan Mortgage Corp. 2.00%, 03/01/28	$46	$137,075
2.00%, 05/01/28	27	27,076
2.00%, 08/01/28	459	459,351
2.00%, 09/01/28	93	266,484
2.00%, 12/01/28	56	56,393
2.00%, 01/01/30	295	295,203
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(a)	581	588,437
2.50%, 03/01/27	85	86,783
2.50%, 06/01/27	84	85,054
2.50%, 07/01/27	627	636,486
2.50%, 08/01/27	801	1,519,146
2.50%, 09/01/27	1,727	1,753,716
2.50%, 11/01/27	699	709,290
2.50%, 12/01/27	13	13,185
2.50%, 01/01/28	22	21,935
2.50%, 02/01/28	10,438	10,727,368
2.50%, 03/01/28	1,610	1,635,072
2.50%, 04/01/28	856	1,050,765
2.50%, 05/01/28	31	223,765
2.50%, 06/01/28	94	318,139
2.50%, 07/01/28	830	841,521
2.50%, 09/01/28	85	1,719,444
2.50%, 07/01/29	655	4,643,059
2.50%, 08/01/29	421	515,828
2.50%, 10/01/29	319	324,482
2.50%, 12/01/29	2,815	2,861,407
2.50%, 01/01/30	1,150	1,169,323
2.50%, 02/01/30	247	2,312,653
2.50%, 03/01/30	231	9,101,948
2.50%, 04/01/30	492	10,957,345
2.50%, 05/01/30	2,402	10,635,561
2.50%, 06/01/30	27,825	28,869,244
2.50%, 07/01/30	536	1,878,141
2.50%, 08/01/30	33	1,473,289
2.50%, 09/01/30	623	891,639
2.50%, 10/01/30	20	20,532
2.50%, 12/01/30	26	26,782
2.50%, 01/01/31	74	94,963
2.50%, 04/01/31	13	13,645
2.50%, 06/01/31	1,689	1,717,087
2.50%, 08/01/31	2,433	2,474,281
2.50%, 09/01/31	1,454	2,196,126
2.50%, 10/01/31	777	12,099,803
2.50%, 11/01/31	2,769	11,245,874
2.50%, 12/01/31	16,834	31,422,828
2.50%, 01/01/32	33,502	35,693,316
2.50%, 02/01/32	14,319	24,758,394
2.50%, 07/01/32	764	3,343,001
2.50%, 08/01/32	740	2,305,385
2.50%, 09/01/32	7,905	17,562,585
2.50%, 10/01/32	1,037	2,980,249
2.50%, 11/01/32	37,934	38,538,977
2.50%, 12/01/32	1,202	1,943,063
2.50%, 01/01/33	4,958	16,840,051
2.50%, 02/01/33	2,134	2,168,536
2.50%, 04/01/33	1,335	5,328,745
2.50%, 08/01/33	883	895,181

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 06/01/34	$1,696	$1,718,630
2.50%, 01/01/43	135	136,838
2.50%, 02/01/43	196	1,670,248
2.50%, 03/01/43	189	191,397
2.50%, 04/01/43	61	669,230
2.50%, 06/01/43	572	580,158
2.50%, 07/01/43	2,518	2,553,372
2.50%, 08/01/43	288	292,516
2.50%, 04/01/45	230	232,922
2.50%, 07/01/45	50	50,476
2.50%, 01/01/46	208	210,657
2.50%, 08/01/46	202	203,726
2.50%, 11/01/46	160	161,305
2.50%, 01/01/47	66	66,619
2.50%, 02/01/47	39	39,720
2.50%, 03/01/47	4,142	4,186,195
2.52%, 08/01/43, (12 mo. LIBOR US + 1.600%)(a)	215	217,684
2.96%, 05/01/42, (12 mo. LIBOR US + 1.808%)(a)	874	895,000
3.00%, 01/01/21	1	23,967
3.00%, 04/01/21	27	26,840
3.00%, 08/01/21	1	1,390
3.00%, 09/01/21	71	104,957
3.00%, 10/01/21	78	78,702
3.00%, 12/01/21	53	53,540
3.00%, 10/01/22	19	19,464
3.00%, 12/01/22	50	60,851
3.00%, 02/01/23	94	96,482
3.00%, 12/01/25	28	28,362
3.00%, 01/01/26	48	49,737
3.00%, 10/01/26	606	623,279
3.00%, 11/01/26	434	714,071
3.00%, 12/01/26	46	556,600
3.00%, 01/01/27	32	32,417
3.00%, 02/01/27	737	1,574,315
3.00%, 03/01/27	25	25,526
3.00%, 04/01/27	252	2,099,992
3.00%, 05/01/27	197	8,725,484
3.00%, 06/01/27	361	3,387,388
3.00%, 07/01/27	200	205,601
3.00%, 08/01/27	185	829,797
3.00%, 09/01/27	308	8,491,784
3.00%, 11/01/27	1,016	1,251,430
3.00%, 12/01/27	459	775,918
3.00%, 01/01/28	115	368,523
3.00%, 04/01/28	96	98,239
3.00%, 05/01/28	681	701,940
3.00%, 06/01/28	723	2,142,832
3.00%, 07/01/28	37	37,956
3.00%, 08/01/28	1,194	1,226,857
3.00%, 09/01/28	4,294	4,663,574
3.00%, 10/01/28	461	950,698
3.00%, 11/01/28	182	187,626
3.00%, 01/01/29	763	786,781
3.00%, 04/01/29	8	15,336,379
3.00%, 05/01/29	10,540	12,001,659
3.00%, 06/01/29	723	743,813
3.00%, 07/01/29	1,018	1,046,909
3.00%, 09/01/29	87	89,257
3.00%, 10/01/29	14	335,033
3.00%, 11/01/29	1,761	2,624,968

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/29	$499	$513,033
3.00%, 01/01/30	380	390,643
3.00%, 02/01/30	4,825	4,979,986
3.00%, 03/01/30	43	924,030
3.00%, 05/01/30	5,470	6,375,137
3.00%, 06/01/30	4,955	8,068,686
3.00%, 07/01/30	3,952	4,704,004
3.00%, 08/01/30	502	849,226
3.00%, 09/01/30	4,836	5,901,155
3.00%, 10/01/30	1,333	1,370,952
3.00%, 11/01/30	1,215	1,936,588
3.00%, 12/01/30	1,445	1,485,835
3.00%, 01/01/31	2,466	2,542,756
3.00%, 02/01/31	10,394	10,695,633
3.00%, 03/01/31	5,879	6,221,126
3.00%, 05/01/31	15,503	15,951,997
3.00%, 06/01/31	9,883	11,413,898
3.00%, 07/01/31	835	858,843
3.00%, 09/01/31	3,008	3,095,437
3.00%, 12/01/31	1,169	1,209,116
3.00%, 01/01/32	4,736	4,872,751
3.00%, 02/01/32	873	2,521,525
3.00%, 03/01/32	1,694	11,316,042
3.00%, 04/01/32	5,584	5,736,251
3.00%, 07/01/32	673	3,107,644
3.00%, 08/01/32	2,530	2,609,022
3.00%, 09/01/32	4,027	6,883,719
3.00%, 10/01/32	842	870,663
3.00%, 11/01/32	1,962	13,425,663
3.00%, 12/01/32	1,720	15,495,081
3.00%, 01/01/33	1,992	8,805,939
3.00%, 02/01/33	6,818	7,932,094
3.00%, 03/01/33	244	2,999,215
3.00%, 04/01/33	16,457	16,884,837
3.00%, 05/01/33	1,481	27,543,975
3.00%, 07/01/33	1,610	1,651,756
3.00%, 08/01/33	2,137	2,204,623
3.00%, 09/01/33	2,065	2,118,642
3.00%, 11/01/33	1,079	1,115,938
3.00%, 12/01/33	86	88,255
3.00%, 03/01/34	315	323,675
3.00%, 05/01/34	2,430	2,505,721
3.00%, 06/01/34	1,163	1,203,372
3.00%, 07/01/34	4,411	4,525,683
3.00%, 08/01/42	17	17,243
3.00%, 10/01/42	1,445	1,492,826
3.00%, 11/01/42	1,817	1,876,483
3.00%, 12/01/42	57	58,826
3.00%, 01/01/43	3,605	5,310,861
3.00%, 02/01/43	223	6,086,600
3.00%, 03/01/43	1,865	2,711,125
3.00%, 04/01/43	1,578	2,403,659
3.00%, 05/01/43	2,242	2,367,704
3.00%, 06/01/43	2,221	2,427,406
3.00%, 07/01/43	3,582	5,261,688
3.00%, 08/01/43	360	2,276,256
3.00%, 09/01/43	2,750	4,556,690
3.00%, 10/01/43	2,013	2,078,626
3.00%, 04/01/44	75	77,793
3.00%, 01/01/45	25	25,363

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/45	$3,912	$4,043,074
3.00%, 03/01/45	305	746,677
3.00%, 04/01/45	77,082	80,227,361
3.00%, 05/01/45	2,323	17,266,417
3.00%, 06/01/45	1,807	1,932,453
3.00%, 07/01/45	4,337	4,912,893
3.00%, 08/01/45	805	870,941
3.00%, 10/01/45	545	561,684
3.00%, 11/01/45	1,399	1,445,263
3.00%, 12/01/45	18,385	19,453,130
3.00%, 01/01/46	5,450	5,617,586
3.00%, 02/01/46	351	393,118
3.00%, 03/01/46	1,106	1,137,539
3.00%, 04/01/46	211	1,398,311
3.00%, 05/01/46	1,752	1,801,707
3.00%, 06/01/46	2,963	3,046,790
3.00%, 07/01/46	1,490	1,593,448
3.00%, 08/01/46	36,620	52,326,131
3.00%, 09/01/46	14,666	36,251,136
3.00%, 10/01/46	289	69,414,324
3.00%, 11/01/46	24,530	94,413,121
3.00%, 12/01/46	60,967	131,604,500
3.00%, 01/01/47	29,530	55,149,686
3.00%, 02/01/47	79,490	88,278,849
3.00%, 03/01/47	2,613	2,685,987
3.00%, 04/01/47	2,163	3,539,217
3.00%, 05/01/47	35,415	36,555,076
3.00%, 06/01/47	23,875	26,404,973
3.00%, 07/01/47	1,893	40,615,633
3.00%, 08/01/47	6,585	10,805,602
3.00%, 09/01/47	1,732	1,814,908
3.00%, 10/01/47	11,359	11,677,801
3.00%, 11/01/47	2,248	3,999,712
3.00%, 12/01/47	2,296	8,704,594
3.00%, 01/01/48	299	17,052,166
3.00%, 02/01/48	1,926	3,448,999
3.00%, 03/01/48	6,953	7,172,800
3.00%, 07/01/48	1,880	1,921,228
3.00%, 09/01/48	668	2,126,964
3.00%, 10/01/48	1,650	1,686,567
3.00%, 11/01/48	3,817	3,900,369
3.00%, 12/01/48	33,194	41,518,676
3.00%, 05/01/49	769	8,269,926
3.00%, 06/01/49	2,714	2,769,321
3.00%, 07/01/49	2,470	2,543,502
3.00%, 08/01/49	6,579	6,775,307
3.50%, 08/01/20	35	34,595
3.50%, 01/01/21	63	93,933
3.50%, 03/01/21	7	80,324
3.50%, 04/01/21	180	180,912
3.50%, 07/01/21	30	29,816
3.50%, 08/01/23	8	8,664
3.50%, 10/01/23	88	131,043
3.50%, 11/01/23	9	8,954
3.50%, 10/01/25	50	262,452
3.50%, 11/01/25	2,750	9,677,877
3.50%, 12/01/25	20	77,677
3.50%, 01/01/26	58	343,252
3.50%, 02/01/26	610	1,010,824
3.50%, 03/01/26	1,914	2,036,080

68	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/26	$170	$231,099
3.50%, 05/01/26	37	74,804
3.50%, 06/01/26	709	755,684
3.50%, 07/01/26	666	827,709
3.50%, 08/01/26	997	1,296,486
3.50%, 09/01/26	25	25,920
3.50%, 10/01/26	2,550	2,681,148
3.50%, 01/01/27	78	81,192
3.50%, 02/01/27	6	6,413
3.50%, 03/01/27	497	519,815
3.50%, 04/01/27	41	42,290
3.50%, 01/01/28	592	622,824
3.50%, 12/01/28	110	168,380
3.50%, 02/01/29	48	50,260
3.50%, 03/01/29	30	31,567
3.50%, 06/01/29	2,143	2,772,210
3.50%, 07/01/29	323	335,525
3.50%, 08/01/29	387	402,795
3.50%, 09/01/29	53	67,662
3.50%, 10/01/29	1,118	2,493,265
3.50%, 11/01/29	21	21,301
3.50%, 01/01/30	26	27,415
3.50%, 02/01/30	254	263,924
3.50%, 06/01/30	289	302,634
3.50%, 09/01/30	45	46,279
3.50%, 05/01/31	2,654	5,677,131
3.50%, 07/01/31	1,112	1,169,162
3.50%, 01/01/32	1,280	2,590,264
3.50%, 03/01/32	491	509,384
3.50%, 04/01/32	2,476	4,792,929
3.50%, 05/01/32	845	3,732,233
3.50%, 06/01/32	2,590	4,733,540
3.50%, 07/01/32	1,812	4,197,181
3.50%, 08/01/32	887	2,875,539
3.50%, 09/01/32	3,652	3,797,234
3.50%, 01/01/33	775	2,334,356
3.50%, 02/01/33	1,281	2,539,751
3.50%, 03/01/33	3,104	5,583,822
3.50%, 04/01/33	1,232	1,298,387
3.50%, 06/01/33	3,339	3,493,117
3.50%, 07/01/33	2,791	4,855,588
3.50%, 09/01/33	2,600	4,007,432
3.50%, 11/01/33	929	3,178,459
3.50%, 02/01/34	1,192	1,252,269
3.50%, 03/01/34	1,113	3,004,745
3.50%, 05/01/34	1,865	1,967,003
3.50%, 06/01/34	14,779	15,367,254
3.50%, 07/01/34	1,327	1,379,066
3.50%, 05/01/35	13,552	14,317,896
3.50%, 06/01/38	34,584	35,853,937
3.50%, 02/01/41	41	43,101
3.50%, 09/01/41	1,808	1,896,483
3.50%, 10/01/41	42	43,614
3.50%, 11/01/41	1,909	2,160,974
3.50%, 01/01/42	482	506,430
3.50%, 02/01/42	681	758,737
3.50%, 03/01/42	4,093	4,541,843
3.50%, 04/01/42	1,368	2,196,696
3.50%, 05/01/42	2,818	3,094,986
3.50%, 06/01/42	1,020	1,418,036

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/42	$161	$168,690
3.50%, 09/01/42	7,071	9,508,177
3.50%, 10/01/42	2,363	3,625,150
3.50%, 11/01/42	2,224	2,328,884
3.50%, 01/01/43	2,009	2,103,006
3.50%, 02/01/43	1,532	2,053,614
3.50%, 04/01/43	650	723,700
3.50%, 05/01/43	5,882	6,155,402
3.50%, 06/01/43	2,830	6,207,457
3.50%, 07/01/43	2,825	4,373,644
3.50%, 08/01/43	39	40,611
3.50%, 09/01/43	43	45,287
3.50%, 01/01/44	735	769,376
3.50%, 04/01/44	14,807	15,719,665
3.50%, 08/01/44	287	1,596,671
3.50%, 09/01/44	4,760	4,984,156
3.50%, 10/01/44	3,801	33,968,761
3.50%, 11/01/44	640	1,806,163
3.50%, 12/01/44	10,372	10,885,261
3.50%, 02/01/45	1,998	2,762,049
3.50%, 03/01/45	13,752	14,404,541
3.50%, 06/01/45	1,245	2,950,860
3.50%, 07/01/45	2,771	6,429,422
3.50%, 08/01/45	1,899	25,136,162
3.50%, 09/01/45	34	35,230
3.50%, 11/01/45	279	1,276,163
3.50%, 12/01/45	8,163	21,490,648
3.50%, 01/01/46	2,128	15,680,602
3.50%, 03/01/46	5,815	60,483,721
3.50%, 04/01/46	6,984	8,200,650
3.50%, 05/01/46	13,591	53,037,184
3.50%, 06/01/46	9,378	13,992,970
3.50%, 07/01/46	1,768	19,008,175
3.50%, 08/01/46	12,064	18,644,816
3.50%, 09/01/46	7,481	21,986,906
3.50%, 10/01/46	1,812	2,229,838
3.50%, 11/01/46	1,915	4,061,366
3.50%, 12/01/46	4,295	20,340,280
3.50%, 01/01/47	1,109	5,088,747
3.50%, 02/01/47	20,099	22,747,247
3.50%, 03/01/47	33,001	34,214,874
3.50%, 04/01/47	2,574	17,023,944
3.50%, 05/01/47	9,924	12,559,408
3.50%, 06/01/47	901	934,544
3.50%, 07/01/47	16,554	17,163,697
3.50%, 08/01/47	934	11,773,227
3.50%, 09/01/47	50,875	86,218,347
3.50%, 10/01/47	3,288	4,006,406
3.50%, 11/01/47	4,262	6,641,509
3.50%, 12/01/47	5,820	29,122,338
3.50%, 01/01/48	22,273	28,453,366
3.50%, 02/01/48	16,081	73,604,384
3.50%, 03/01/48	29,773	58,396,926
3.50%, 04/01/48	5,897	12,666,984
3.50%, 05/01/48	20,098	36,489,953
3.50%, 06/01/48	26,316	47,139,493
3.50%, 07/01/48	118,055	123,534,805
3.50%, 08/01/48	1,857	69,359,393
3.50%, 09/01/48	4,932	7,389,560
3.50%, 10/01/48	6,381	8,242,540

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/48	$2,299		$2,935,882
3.50%, 12/01/48	974		10,084,452
3.50%, 01/01/49	12,251		12,614,212
3.50%, 02/01/49	1,592		2,839,341
3.50%, 03/01/49	1,615		25,096,697
3.50%, 04/01/49	11,797		35,263,847
3.50%, 05/01/49	2,661		24,275,549
3.50%, 06/01/49	34,875		54,413,030
3.50%, 07/01/49	43,322		67,955,309
4.00%, 02/01/20	0		2,022
4.00%, 07/01/20	26		25,854
4.00%, 08/01/20	0	(b)	356
4.00%, 09/01/20	1		1,241
4.00%, 10/01/20	2		2,320
4.00%, 12/01/20	3		2,599
4.00%, 04/01/21	273		275,902
4.00%, 04/01/23	1		547
4.00%, 04/01/24	8		21,659
4.00%, 05/01/24	17		61,066
4.00%, 06/01/24	3		3,286
4.00%, 07/01/24	12		22,749
4.00%, 08/01/24	5		5,263
4.00%, 09/01/24	26		27,234
4.00%, 11/01/24	16		27,543
4.00%, 12/01/24	4		33,712
4.00%, 01/01/25	16		30,207
4.00%, 02/01/25	4		69,678
4.00%, 03/01/25	16		34,915
4.00%, 04/01/25	15		79,847
4.00%, 05/01/25	1,667		1,766,854
4.00%, 06/01/25	4		34,963
4.00%, 07/01/25	11		32,134
4.00%, 08/01/25	5		112,433
4.00%, 09/01/25	2		2,052
4.00%, 10/01/25	1,140		1,298,274
4.00%, 02/01/26	1,152		1,221,217
4.00%, 03/01/26	3		2,979
4.00%, 04/01/26	18		22,567
4.00%, 05/01/26	44		68,068
4.00%, 07/01/26	32		33,063
4.00%, 11/01/28	41		43,451
4.00%, 05/01/33	4,940		5,168,928
4.00%, 09/01/33	2		1,842
4.00%, 11/01/33	117		121,708
4.00%, 01/01/34	1,155		1,208,828
4.00%, 11/01/34	1,088		1,169,968
4.00%, 07/01/38	9,248		9,794,929
4.00%, 04/01/39	5		43,311
4.00%, 06/01/39	60		79,388
4.00%, 07/01/39	36		182,479
4.00%, 08/01/39	24		26,173
4.00%, 09/01/39	17		25,636
4.00%, 10/01/39	40		100,618
4.00%, 11/01/39	40		43,115
4.00%, 12/01/39	30		77,297
4.00%, 01/01/40	107		113,876
4.00%, 02/01/40	26		35,591
4.00%, 03/01/40	12		12,870
4.00%, 05/01/40	47		50,054
4.00%, 06/01/40	15		16,492

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/40	$38	$45,496
4.00%, 10/01/40	107	418,739
4.00%, 12/01/40	328	2,775,643
4.00%, 02/01/41	91	832,461
4.00%, 04/01/41	72	121,566
4.00%, 06/01/41	73	77,797
4.00%, 07/01/41	51	54,532
4.00%, 08/01/41	116	155,085
4.00%, 09/01/41	3,949	7,312,750
4.00%, 10/01/41	38	373,342
4.00%, 11/01/41	10	903,558
4.00%, 12/01/41	143	233,004
4.00%, 01/01/42	75	105,785
4.00%, 02/01/42	11,779	12,588,378
4.00%, 03/01/42	20	143,127
4.00%, 07/01/42	968	1,047,495
4.00%, 08/01/42	4,233	4,489,456
4.00%, 04/01/43	5,562	5,901,317
4.00%, 08/01/43	201	214,395
4.00%, 10/01/43	697	751,114
4.00%, 11/01/43	13	14,132
4.00%, 12/01/43	1,931	2,070,332
4.00%, 01/01/44	130	184,417
4.00%, 02/01/44	1,578	3,050,046
4.00%, 03/01/44	71	74,881
4.00%, 04/01/44	775	1,270,724
4.00%, 05/01/44	1,006	1,694,200
4.00%, 06/01/44	1,582	3,391,840
4.00%, 07/01/44	1,967	9,007,738
4.00%, 08/01/44	81	96,179
4.00%, 09/01/44	1,235	1,392,902
4.00%, 10/01/44	826	874,721
4.00%, 11/01/44	1,071	1,145,187
4.00%, 12/01/44	3,873	5,711,244
4.00%, 01/01/45	2,444	3,187,263
4.00%, 02/01/45	12,959	16,303,815
4.00%, 04/01/45	15,151	16,494,840
4.00%, 06/01/45	43	45,888
4.00%, 07/01/45	4,430	4,697,848
4.00%, 08/01/45	56	58,810
4.00%, 09/01/45	8,968	9,807,550
4.00%, 10/01/45	4,124	5,086,486
4.00%, 11/01/45	1,092	1,170,785
4.00%, 12/01/45	1,592	1,688,298
4.00%, 01/01/46	528	3,013,205
4.00%, 02/01/46	2,974	3,177,606
4.00%, 03/01/46	4,625	5,360,817
4.00%, 04/01/46	1,625	1,713,687
4.00%, 05/01/46	13,682	18,099,983
4.00%, 06/01/46	321	413,940
4.00%, 07/01/46	692	6,377,418
4.00%, 08/01/46	286	300,340
4.00%, 09/01/46	3,292	3,453,879
4.00%, 10/01/46	3,709	3,913,346
4.00%, 11/01/46	54,847	57,539,140
4.00%, 01/01/47	535	573,257
4.00%, 02/01/47	15,630	20,729,187
4.00%, 04/01/47	757	801,330
4.00%, 05/01/47	3,197	3,400,342
4.00%, 06/01/47	9,648	10,326,721

70	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/47	$2,659		$4,755,088
4.00%, 08/01/47	3,550		9,542,615
4.00%, 09/01/47	502		4,067,140
4.00%, 10/01/47	2,163		4,873,956
4.00%, 11/01/47	9,007		15,729,627
4.00%, 12/01/47	9,601		28,693,469
4.00%, 01/01/48	1,003		16,146,262
4.00%, 02/01/48	4,535		35,633,810
4.00%, 04/01/48	1,561		2,240,246
4.00%, 05/01/48	1,335		2,150,121
4.00%, 06/01/48	12,362		50,840,989
4.00%, 07/01/48	111,598		116,974,798
4.00%, 08/01/48	7,145		7,452,709
4.00%, 09/01/48	45,987		52,964,322
4.00%, 10/01/48	21,494		64,210,398
4.00%, 11/01/48	2,112		4,448,204
4.00%, 12/01/48	36,150		97,020,763
4.00%, 01/01/49	400		63,906,907
4.00%, 02/01/49	265		8,612,652
4.00%, 03/01/49	1,860		35,122,306
4.00%, 04/01/49	2,795		9,948,548
4.00%, 05/01/49	232		3,730,070
4.00%, 06/01/49	39,095		40,679,902
4.00%, 07/01/49	1,895		3,153,061
4.00%, 08/01/49	1,794		1,914,409
4.37%, 06/01/43, (12 mo. LIBOR US + 1.495%)(a)	273		284,792
4.50%, 11/01/19	0	(b)	153
4.50%, 12/01/19	0		5,846
4.50%, 02/01/20	1		1,305
4.50%, 03/01/20	1		2,014
4.50%, 04/01/20	0	(b)	170
4.50%, 09/01/20	0	(b)	313
4.50%, 12/01/20	2		1,535
4.50%, 01/01/21	1		750
4.50%, 06/01/21	1		1,635
4.50%, 04/01/22	201		202,779
4.50%, 03/01/23	5		4,936
4.50%, 04/01/23	5		5,083
4.50%, 05/01/23	144		160,670
4.50%, 06/01/23	6		5,704
4.50%, 01/01/24	9		13,978
4.50%, 02/01/24	2		2,177
4.50%, 04/01/24	46		47,892
4.50%, 07/01/24	121		561,800
4.50%, 08/01/24	185		192,570
4.50%, 09/01/24	323		364,059
4.50%, 10/01/24	461		489,129
4.50%, 11/01/24	54		75,006
4.50%, 04/01/25	15		22,813
4.50%, 05/01/25	6		6,539
4.50%, 07/01/25	14		14,821
4.50%, 08/01/25	29		51,955
4.50%, 09/01/25	29		30,248
4.50%, 09/01/26	51		53,553
4.50%, 08/01/30	1,698		1,813,252
4.50%, 08/01/33	3		3,474
4.50%, 03/01/34	1		1,231
4.50%, 04/01/34	2		4,166
4.50%, 05/01/34	0	(b)	421
4.50%, 06/01/35	3		3,714

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/35	$74	$119,473
4.50%, 10/01/35	4	7,293
4.50%, 11/01/35	29	30,430
4.50%, 01/01/36	13	13,393
4.50%, 08/01/36	18	19,574
4.50%, 07/01/38	4	3,907
4.50%, 10/01/38	1	1,237
4.50%, 02/01/39	2	103,301
4.50%, 03/01/39	4,660	5,737,857
4.50%, 04/01/39	1	110,026
4.50%, 05/01/39	5,072	5,774,059
4.50%, 06/01/39	74	211,006
4.50%, 07/01/39	26	260,171
4.50%, 08/01/39	8	168,610
4.50%, 09/01/39	67	701,364
4.50%, 10/01/39	5,909	6,559,070
4.50%, 11/01/39	16	191,130
4.50%, 12/01/39	52	242,109
4.50%, 01/01/40	28	83,949
4.50%, 02/01/40	32	768,501
4.50%, 03/01/40	22	23,386
4.50%, 04/01/40	211	228,554
4.50%, 05/01/40	19	176,073
4.50%, 06/01/40	9	70,007
4.50%, 07/01/40	55	141,926
4.50%, 08/01/40	44	531,394
4.50%, 09/01/40	4,317	4,895,356
4.50%, 10/01/40	42	45,705
4.50%, 11/01/40	7	7,315
4.50%, 01/01/41	5	13,287
4.50%, 02/01/41	827	8,129,308
4.50%, 03/01/41	258	406,346
4.50%, 04/01/41	58	373,234
4.50%, 05/01/41	6,603	7,688,625
4.50%, 06/01/41	13	827,196
4.50%, 07/01/41	54	209,505
4.50%, 08/01/41	1,223	1,778,313
4.50%, 10/01/41	81	87,883
4.50%, 11/01/41	23	24,904
4.50%, 03/01/42	50	72,009
4.50%, 05/01/42	5,217	5,656,952
4.50%, 09/01/43	1,510	2,815,247
4.50%, 10/01/43	1,556	2,670,089
4.50%, 11/01/43	61	583,293
4.50%, 12/01/43	26	27,792
4.50%, 01/01/44	295	318,433
4.50%, 02/01/44	1,713	1,907,226
4.50%, 03/01/44	1,127	3,406,840
4.50%, 04/01/44	14	15,328
4.50%, 05/01/44	146	801,832
4.50%, 06/01/44	586	1,725,533
4.50%, 07/01/44	606	1,084,586
4.50%, 08/01/44	35	96,449
4.50%, 09/01/44	33	104,832
4.50%, 10/01/44	1,403	2,174,417
4.50%, 11/01/44	1,843	2,332,725
4.50%, 12/01/44	1,191	4,233,165
4.50%, 01/01/45	4,683	5,353,983
4.50%, 03/01/45	954	1,025,689
4.50%, 06/01/45	960	1,028,303

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 07/01/45	$1,816		$4,396,558
4.50%, 08/01/45	1,738		1,861,915
4.50%, 09/01/45	1,278		2,430,094
4.50%, 10/01/45	1,189		1,273,756
4.50%, 11/01/45	109		116,657
4.50%, 01/01/46	493		668,992
4.50%, 02/01/46	657		706,562
4.50%, 03/01/46	867		962,188
4.50%, 04/01/46	948		1,080,144
4.50%, 05/01/46	789		4,816,167
4.50%, 06/01/46	12,920		14,009,902
4.50%, 07/01/46	3,619		4,003,643
4.50%, 08/01/46	457		487,840
4.50%, 09/01/46	4,068		8,392,849
4.50%, 01/01/47	359		390,585
4.50%, 02/01/47	2,609		2,818,529
4.50%, 04/01/47	656		707,485
4.50%, 05/01/47	4,975		5,281,016
4.50%, 06/01/47	210		2,722,898
4.50%, 08/01/47	1,139		3,070,738
4.50%, 09/01/47	1,764		1,905,109
4.50%, 05/01/48	17,377		22,344,842
4.50%, 06/01/48	14,252		23,415,167
4.50%, 07/01/48	12,200		19,391,569
4.50%, 08/01/48	3,944		4,281,723
4.50%, 09/01/48	8,024		8,466,414
4.50%, 10/01/48	2,096		22,990,662
4.50%, 11/01/48	1,127		6,194,906
4.50%, 12/01/48	4,690		6,052,705
4.50%, 01/01/49	8,691		13,556,896
4.50%, 02/01/49	991		12,061,527
4.50%, 03/01/49	2,629		12,616,974
4.50%, 04/01/49	5,704		11,326,521
4.50%, 06/01/49	14,347		15,137,133
4.55%, 08/01/41, (12 mo. LIBOR US + 1.776%)(a)	126		131,614
4.58%, 07/01/41, (12 mo. LIBOR US + 1.890%)(a)	78		82,733
4.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	995		1,046,554
4.65%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	327		342,241
4.67%, 11/01/41, (12 mo. LIBOR US + 1.887%)(a)	1,198		1,259,065
4.68%, 12/01/38, (12 mo. LIBOR US + 1.795%)(a)	552		575,659
4.76%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	394		413,406
4.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	471		493,690
4.85%, 12/01/33, (1 year CMT + 2.250%)(a)	74		77,789
4.85%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	597		625,954
5.00%, 11/01/19	0	(b)	126
5.00%, 12/01/19	0	(b)	354
5.00%, 03/01/20	1		1,144
5.00%, 06/01/20	1		999
5.00%, 08/01/20	1		1,198
5.00%, 10/01/20	0	(b)	261
5.00%, 12/01/20	0	(b)	84
5.00%, 01/01/21	0		784
5.00%, 02/01/21	0	(b)	125
5.00%, 03/01/21	1		1,093
5.00%, 04/01/21	1		7,641
5.00%, 07/01/21	1		637
5.00%, 10/01/21	0	(b)	190
5.00%, 12/01/21	1		796
5.00%, 01/01/22	6		6,632
5.00%, 02/01/22	2		2,295

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/22	$1		$1,105
5.00%, 08/01/22	1		771
5.00%, 09/01/22	3		3,390
5.00%, 11/01/22	2		3,013
5.00%, 12/01/22	1		1,098
5.00%, 05/01/23	3		3,384
5.00%, 06/01/23	3		58,331
5.00%, 07/01/23	7		7,304
5.00%, 08/01/23	2		2,578
5.00%, 09/01/23	0	(b)	445
5.00%, 10/01/23	1		1,150
5.00%, 12/01/23	28		29,202
5.00%, 01/01/24	4		4,180
5.00%, 07/01/24	4		4,134
5.00%, 10/01/24	27		28,254
5.00%, 12/01/24	154		162,661
5.00%, 06/01/25	5		5,525
5.00%, 08/01/25	914		977,299
5.00%, 06/01/26	130		148,817
5.00%, 02/01/30	6		6,501
5.00%, 04/01/33	11		11,546
5.00%, 06/01/33	458		503,971
5.00%, 08/01/33	66		97,869
5.00%, 09/01/33	28		335,057
5.00%, 10/01/33	72		191,442
5.00%, 11/01/33	42		146,885
5.00%, 12/01/33	1,292		1,411,371
5.00%, 01/01/34	13		14,375
5.00%, 03/01/34	16		26,525
5.00%, 04/01/34	11		31,281
5.00%, 05/01/34	7		110,016
5.00%, 06/01/34	1		43,336
5.00%, 11/01/34	11		12,411
5.00%, 12/01/34	2		685,113
5.00%, 01/01/35	5		5,376
5.00%, 02/01/35	9		12,012
5.00%, 04/01/35	6		6,007
5.00%, 05/01/35	1		34,356
5.00%, 06/01/35	14		22,551
5.00%, 07/01/35	3,107		5,829,672
5.00%, 08/01/35	79		160,345
5.00%, 09/01/35	154		225,684
5.00%, 10/01/35	4		21,075
5.00%, 11/01/35	1		85,808
5.00%, 12/01/35	3		130,344
5.00%, 01/01/36	695		774,073
5.00%, 03/01/36	2		2,556
5.00%, 04/01/36	19		20,400
5.00%, 06/01/36	10		103,861
5.00%, 07/01/36	1		977
5.00%, 08/01/36	40		43,762
5.00%, 10/01/36	129		140,963
5.00%, 11/01/36	1,149		2,060,714
5.00%, 01/01/37	975		1,128,078
5.00%, 02/01/37	864		941,155
5.00%, 06/01/37	2		45,623
5.00%, 01/01/38	8		8,918
5.00%, 02/01/38	1,218		1,454,408
5.00%, 03/01/38	2,454		6,199,597
5.00%, 04/01/38	80		116,594

72	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/38	$3		$3,212
5.00%, 06/01/38	12		17,944
5.00%, 09/01/38	2		25,853
5.00%, 11/01/38	22		23,576
5.00%, 12/01/38	747		873,877
5.00%, 01/01/39	251		317,884
5.00%, 02/01/39	63		71,151
5.00%, 03/01/39	26		28,437
5.00%, 05/01/39	6		262,629
5.00%, 06/01/39	5		5,238
5.00%, 07/01/39	27		29,796
5.00%, 08/01/39	6,486		7,257,061
5.00%, 09/01/39	4		83,621
5.00%, 10/01/39	1,186		1,361,539
5.00%, 12/01/39	34		76,073
5.00%, 01/01/40	458		728,525
5.00%, 02/01/40	59		154,662
5.00%, 03/01/40	1,357		2,874,678
5.00%, 04/01/40	467		526,138
5.00%, 06/01/40	4		4,938
5.00%, 07/01/40	241		496,473
5.00%, 08/01/40	3,613		5,393,317
5.00%, 09/01/40	2,525		2,883,833
5.00%, 11/01/40	304		334,918
5.00%, 02/01/41	416		608,454
5.00%, 03/01/41	4		4,268
5.00%, 04/01/41	113		123,043
5.00%, 05/01/41	7		7,573
5.00%, 07/01/41	588		705,906
5.00%, 08/01/41	4,110		4,476,107
5.00%, 09/01/41	357		388,629
5.00%, 10/01/41	61		230,655
5.00%, 11/01/41	40		43,184
5.00%, 04/01/44	164		178,373
5.00%, 06/01/44	585		639,206
5.00%, 03/01/47	2,154		5,679,479
5.00%, 05/01/47	66		70,236
5.00%, 07/01/47	7,129		7,646,278
5.00%, 03/01/48	1,711		4,570,006
5.00%, 04/01/48	7,688		8,210,533
5.00%, 05/01/48	5,298		5,680,546
5.00%, 06/01/48	1,011		1,135,784
5.00%, 07/01/48	3,593		3,852,364
5.00%, 08/01/48	13,073		15,377,141
5.00%, 09/01/48	2,277		2,510,541
5.00%, 10/01/48	5,306		12,663,717
5.00%, 11/01/48	2,958		3,241,493
5.00%, 01/01/49	2,854		7,110,270
5.00%, 02/01/49	373		2,253,583
5.00%, 03/01/49	3,922		4,201,132
5.00%, 04/01/49	900		2,591,629
5.00%, 05/01/49	911		975,470
5.00%, 08/01/49	27,831		29,980,615
5.50%, 09/01/19	0	(b)	7
5.50%, 04/01/20	0	(b)	167
5.50%, 05/01/20	0	(b)	227
5.50%, 06/01/20	0	(b)	416
5.50%, 11/01/20	0	(b)	157
5.50%, 12/01/20	0	(b)	442
5.50%, 03/01/21	0	(b)	174

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 05/01/21	$0		$727
5.50%, 06/01/21	1		541
5.50%, 08/01/21	0	(b)	201
5.50%, 01/01/22	2		2,207
5.50%, 02/01/22	0	(b)	114
5.50%, 05/01/22	0	(b)	367
5.50%, 09/01/22	1		1,495
5.50%, 10/01/22	1		972
5.50%, 01/01/23	0		1,175
5.50%, 04/01/23	8		8,861
5.50%, 07/01/24	1		1,449
5.50%, 02/01/29	1		691
5.50%, 04/01/29	5		5,532
5.50%, 07/01/31	0	(b)	257
5.50%, 11/01/31	0	(b)	363
5.50%, 12/01/31	2		2,178
5.50%, 01/01/32	0		2,766
5.50%, 02/01/32	2		1,966
5.50%, 04/01/32	27		29,119
5.50%, 09/01/32	25		85,461
5.50%, 10/01/32	22		28,098
5.50%, 11/01/32	2		1,862
5.50%, 12/01/32	3		74,572
5.50%, 01/01/33	13		16,509
5.50%, 03/01/33	7		7,967
5.50%, 04/01/33	0		36,168
5.50%, 05/01/33	13		14,940
5.50%, 06/01/33	35		42,301
5.50%, 07/01/33	27		51,051
5.50%, 08/01/33	3		2,916
5.50%, 09/01/33	3		3,447
5.50%, 10/01/33	203		302,264
5.50%, 11/01/33	30		33,738
5.50%, 12/01/33	1		1,393
5.50%, 01/01/34	1		126,845
5.50%, 02/01/34	49		1,976,620
5.50%, 03/01/34	145		536,618
5.50%, 07/01/34	3		21,942
5.50%, 08/01/34	15		16,641
5.50%, 09/01/34	3		3,621
5.50%, 10/01/34	12		264,601
5.50%, 11/01/34	1		3,779
5.50%, 12/01/34	296		405,661
5.50%, 01/01/35	1,971		3,240,708
5.50%, 02/01/35	795		893,489
5.50%, 03/01/35	8		29,124
5.50%, 04/01/35	249		282,534
5.50%, 05/01/35	1,230		1,499,804
5.50%, 06/01/35	2,754		3,933,870
5.50%, 07/01/35	18		23,116
5.50%, 08/01/35	99		123,876
5.50%, 09/01/35	5		8,430
5.50%, 10/01/35	132		195,245
5.50%, 11/01/35	1		39,146
5.50%, 12/01/35	676		882,378
5.50%, 01/01/36	13		39,964
5.50%, 02/01/36	1		29,392
5.50%, 03/01/36	47		68,383
5.50%, 04/01/36	8		9,242
5.50%, 05/01/36	830		1,218,808

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 06/01/36	$5		$33,324
5.50%, 07/01/36	1,340		1,738,309
5.50%, 08/01/36	204		230,534
5.50%, 09/01/36	1		821
5.50%, 11/01/36	10		32,039
5.50%, 12/01/36	0		17,350
5.50%, 01/01/37	4		151,582
5.50%, 02/01/37	6		57,937
5.50%, 03/01/37	4		10,950
5.50%, 04/01/37	38		42,410
5.50%, 05/01/37	8		114,171
5.50%, 07/01/37	3		20,497
5.50%, 09/01/37	18		20,443
5.50%, 11/01/37	4		42,031
5.50%, 12/01/37	9		19,088
5.50%, 01/01/38	5		74,402
5.50%, 02/01/38	1		14,835
5.50%, 04/01/38	984		1,728,590
5.50%, 05/01/38	580		770,915
5.50%, 06/01/38	11		147,715
5.50%, 07/01/38	31		264,176
5.50%, 08/01/38	48		64,907
5.50%, 09/01/38	19		240,464
5.50%, 10/01/38	7		101,822
5.50%, 11/01/38	4		32,414
5.50%, 12/01/38	8		264,793
5.50%, 01/01/39	3,012		3,488,872
5.50%, 02/01/39	71		101,450
5.50%, 03/01/39	2		2,656
5.50%, 04/01/39	27		30,739
5.50%, 05/01/39	37		41,412
5.50%, 06/01/39	76		86,118
5.50%, 09/01/39	1,968		2,220,416
5.50%, 10/01/39	10		10,826
5.50%, 11/01/39	2,762		3,186,641
5.50%, 12/01/39	381		441,797
5.50%, 01/01/40	80		206,655
5.50%, 02/01/40	65		72,869
5.50%, 03/01/40	13		15,136
5.50%, 05/01/40	24		26,684
5.50%, 06/01/40	51		57,189
5.50%, 03/01/41	19		21,416
5.50%, 06/01/41	8,356		9,463,972
6.00%, 05/01/21	0	(b)	17
6.00%, 07/01/21	0	(b)	598
6.00%, 01/01/22	0	(b)	143
6.00%, 09/01/22	1		902
6.00%, 11/01/22	2		2,028
6.00%, 12/01/22	73		75,941
6.00%, 10/01/25	0	(b)	454
6.00%, 11/01/25	0	(b)	369
6.00%, 02/01/26	1		1,050
6.00%, 08/01/26	2		2,623
6.00%, 02/01/28	0	(b)	154
6.00%, 04/01/28	1		2,774
6.00%, 05/01/28	0	(b)	46
6.00%, 06/01/28	0		5,384
6.00%, 07/01/28	9		9,601
6.00%, 11/01/28	2		1,694
6.00%, 12/01/28	1		717

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 01/01/29	$3		$11,087
6.00%, 02/01/29	0	(b)	910
6.00%, 03/01/29	8		9,780
6.00%, 05/01/29	1		10,418
6.00%, 06/01/29	1		683
6.00%, 07/01/29	2		3,206
6.00%, 09/01/29	1		1,035
6.00%, 12/01/30	8		8,817
6.00%, 03/01/31	1		1,654
6.00%, 04/01/31	1		641
6.00%, 06/01/31	2		3,073
6.00%, 08/01/31	0	(b)	308
6.00%, 10/01/31	1		543
6.00%, 11/01/31	1		1,021
6.00%, 12/01/31	2		2,411
6.00%, 01/01/32	8		45,611
6.00%, 02/01/32	2		6,488
6.00%, 03/01/32	27		34,758
6.00%, 04/01/32	1		1,102
6.00%, 09/01/32	3		3,631
6.00%, 10/01/32	7		9,726
6.00%, 11/01/32	4		7,527
6.00%, 12/01/32	1		116,347
6.00%, 01/01/33	6		8,434
6.00%, 02/01/33	7		6,947
6.00%, 03/01/33	1		15,350
6.00%, 04/01/33	4		6,068
6.00%, 05/01/33	0	(b)	506
6.00%, 09/01/33	7		7,839
6.00%, 10/01/33	26		30,979
6.00%, 11/01/33	5		47,390
6.00%, 05/01/34	18		20,878
6.00%, 06/01/34	4		37,191
6.00%, 07/01/34	4		13,720
6.00%, 08/01/34	1		9,705
6.00%, 10/01/34	5		15,019
6.00%, 12/01/34	5		6,075
6.00%, 05/01/35	11		12,786
6.00%, 06/01/35	2		9,988
6.00%, 07/01/35	0		5,306
6.00%, 08/01/35	50		58,614
6.00%, 09/01/35	4		4,950
6.00%, 12/01/35	22		26,909
6.00%, 01/01/36	1		9,095
6.00%, 02/01/36	1		15,534
6.00%, 03/01/36	4		5,079
6.00%, 05/01/36	3		31,026
6.00%, 06/01/36	37		45,299
6.00%, 07/01/36	12		17,462
6.00%, 08/01/36	5		6,726
6.00%, 09/01/36	599		744,243
6.00%, 10/01/36	774		904,608
6.00%, 11/01/36	25		57,094
6.00%, 12/01/36	44		214,570
6.00%, 01/01/37	1		7,358
6.00%, 02/01/37	663		781,907
6.00%, 03/01/37	6		8,006
6.00%, 05/01/37	3		16,582
6.00%, 07/01/37	17		23,195
6.00%, 08/01/37	13		33,425

74	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 09/01/37	$2		$17,820
6.00%, 10/01/37	3		49,286
6.00%, 11/01/37	2		29,404
6.00%, 12/01/37	32		114,224
6.00%, 01/01/38	17		146,641
6.00%, 02/01/38	4		5,083
6.00%, 04/01/38	58		67,711
6.00%, 05/01/38	61		72,263
6.00%, 06/01/38	19		30,513
6.00%, 07/01/38	33		52,784
6.00%, 08/01/38	0		36,411
6.00%, 09/01/38	5		2,813,431
6.00%, 10/01/38	1		2,581
6.00%, 11/01/38	9		10,714
6.00%, 12/01/38	4		4,240
6.00%, 01/01/39	43		50,228
6.00%, 02/01/39	4		4,837
6.00%, 11/01/39	8		8,910
6.00%, 12/01/39	2		2,063
6.00%, 04/01/40	16		18,784
6.00%, 07/01/40	7,737		9,039,810
6.50%, 01/01/24	1		1,058
6.50%, 03/01/24	1		889
6.50%, 04/01/24	0	(b)	330
6.50%, 06/01/24	0	(b)	180
6.50%, 07/01/24	2		1,703
6.50%, 09/01/24	10		11,167
6.50%, 12/01/25	1		833
6.50%, 01/01/26	1		950
6.50%, 02/01/26	0		808
6.50%, 03/01/26	1		584
6.50%, 04/01/26	2		2,633
6.50%, 03/01/27	1		548
6.50%, 10/01/27	0	(b)	14
6.50%, 04/01/28	0	(b)	433
6.50%, 05/01/28	2		1,731
6.50%, 06/01/28	1		877
6.50%, 07/01/28	2		1,933
6.50%, 09/01/28	1		2,104
6.50%, 10/01/28	0		1,996
6.50%, 12/01/28	4		5,590
6.50%, 01/01/29	2		5,757
6.50%, 02/01/29	1		5,318
6.50%, 03/01/29	4		6,796
6.50%, 04/01/29	1		7,808
6.50%, 05/01/29	0		5,998
6.50%, 06/01/29	0	(b)	1,182
6.50%, 07/01/29	0	(b)	1,409
6.50%, 08/01/29	3		5,440
6.50%, 09/01/29	4		12,441
6.50%, 08/01/30	2		2,096
6.50%, 01/01/31	0	(b)	397
6.50%, 03/01/31	1		1,198
6.50%, 05/01/31	2		6,933
6.50%, 06/01/31	0		12,886
6.50%, 07/01/31	3		3,746
6.50%, 08/01/31	1		6,328
6.50%, 09/01/31	1		2,459
6.50%, 10/01/31	1		2,633
6.50%, 11/01/31	1		1,091

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 12/01/31	$7		$8,062
6.50%, 01/01/32	0	(b)	60
6.50%, 02/01/32	5		6,994
6.50%, 03/01/32	0		8,900
6.50%, 04/01/32	6		7,266
6.50%, 05/01/32	0	(b)	426
6.50%, 07/01/32	2		1,795
6.50%, 08/01/32	1		15,567
6.50%, 09/01/32	1		1,585
6.50%, 10/01/32	3		4,056
6.50%, 11/01/32	1		1,357
6.50%, 12/01/32	4		4,123
6.50%, 12/01/33	8		8,842
6.50%, 01/01/34	0	(b)	289
6.50%, 04/01/34	33		39,070
6.50%, 07/01/34	2		2,296
6.50%, 09/01/34	5		8,714
6.50%, 01/01/35	4		4,755
6.50%, 04/01/35	1		1,307
6.50%, 08/01/35	6		7,166
6.50%, 02/01/36	1		564
6.50%, 06/01/36	1		1,583
6.50%, 08/01/36	3		3,168
6.50%, 09/01/36	60		74,005
6.50%, 10/01/36	16		23,129
6.50%, 11/01/36	2		2,073
6.50%, 08/01/37	6		7,412
6.50%, 10/01/37	17		24,203
6.50%, 11/01/37	7		8,432
6.50%, 12/01/37	1		28,852
6.50%, 01/01/38	1		1,026
6.50%, 02/01/38	25		35,977
6.50%, 07/01/38	5		5,949
6.50%, 08/01/38	1		1,279
6.50%, 09/01/38	11		12,269
6.50%, 10/01/38	2		2,638
6.50%, 11/01/38	4		4,231
6.50%, 12/01/38	4		5,196
6.50%, 01/01/39	8		14,302
6.50%, 09/01/39	40		47,467
7.00%, 04/01/23	0	(b)	430
7.00%, 07/01/23	0	(b)	668
7.00%, 09/01/23	0	(b)	206
7.00%, 02/01/24	0	(b)	72
7.00%, 05/01/24	0	(b)	392
7.00%, 06/01/24	0	(b)	37
7.00%, 07/01/24	0	(b)	172
7.00%, 12/01/25	0	(b)	45
7.00%, 03/01/26	0		2,370
7.00%, 05/01/26	0	(b)	60
7.00%, 06/01/26	0	(b)	482
7.00%, 12/01/26	0	(b)	425
7.00%, 01/01/27	0	(b)	371
7.00%, 02/01/27	1		997
7.00%, 03/01/27	0	(b)	397
7.00%, 04/01/27	0	(b)	85
7.00%, 05/01/27	0	(b)	99
7.00%, 09/01/27	2		1,964
7.00%, 10/01/27	1		752
7.00%, 11/01/27	1		748

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 12/01/27	$2		$2,070
7.00%, 05/01/28	1		1,271
7.00%, 07/01/28	0	(b)	66
7.00%, 10/01/28	1		641
7.00%, 11/01/28	2		2,651
7.00%, 12/01/28	4		4,264
7.00%, 03/01/29	1		867
7.00%, 06/01/29	4		5,246
7.00%, 07/01/29	1		6,497
7.00%, 09/01/29	0	(b)	483
7.00%, 10/01/29	2		2,378
7.00%, 01/01/30	0	(b)	24
7.00%, 02/01/30	1		639
7.00%, 05/01/30	0	(b)	285
7.00%, 12/01/30	0	(b)	621
7.00%, 01/01/31	0		1,841
7.00%, 02/01/31	1		1,655
7.00%, 05/01/31	0	(b)	615
7.00%, 07/01/31	2		1,775
7.00%, 08/01/31	2		2,633
7.00%, 09/01/31	1		6,459
7.00%, 12/01/31	2		2,794
7.00%, 02/01/32	3		3,690
7.00%, 03/01/32	6		7,246
7.00%, 05/01/32	2		3,098
7.00%, 06/01/32	2		3,351
7.00%, 07/01/32	7		8,414
7.00%, 08/01/32	4		5,057
7.00%, 09/01/32	2		1,925
7.00%, 11/01/32	2		1,879
7.00%, 10/01/33	14		16,607
7.00%, 11/01/36	2		4,339
7.00%, 12/01/36	9		10,470
7.00%, 09/01/38	6		6,496
7.50%, 02/01/22	0	(b)	359
7.50%, 05/01/22	0	(b)	11
7.50%, 12/01/22	0	(b)	56
7.50%, 01/01/23	0	(b)	255
7.50%, 04/01/23	3		2,704
7.50%, 01/01/24	0	(b)	96
7.50%, 05/01/24	0	(b)	96
7.50%, 06/01/24	0	(b)	37
7.50%, 11/01/25	0	(b)	421
7.50%, 01/01/26	0		1,792
7.50%, 03/01/26	1		625
7.50%, 04/01/26	0	(b)	283
7.50%, 05/01/26	0	(b)	387
7.50%, 10/01/26	0	(b)	406
7.50%, 12/01/26	0	(b)	64
7.50%, 01/01/27	0	(b)	457
7.50%, 04/01/27	0	(b)	364
7.50%, 06/01/27	0	(b)	153
7.50%, 08/01/27	1		580
7.50%, 09/01/27	0	(b)	139
7.50%, 12/01/27	1		1,353
7.50%, 03/01/28	1		1,618
7.50%, 07/01/28	0	(b)	361
7.50%, 11/01/28	0	(b)	435
7.50%, 07/01/29	15		17,146
7.50%, 12/01/29	0	(b)	128

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 01/01/30	$0		$775
7.50%, 03/01/30	0	(b)	196
7.50%, 05/01/30	0	(b)	226
7.50%, 06/01/30	0	(b)	69
7.50%, 07/01/30	0	(b)	33
7.50%, 08/01/30	0		1,207
7.50%, 09/01/30	2		1,627
7.50%, 10/01/30	0		1,649
7.50%, 11/01/30	1		1,570
7.50%, 12/01/30	2		2,169
7.50%, 01/01/31	0	(b)	89
7.50%, 02/01/31	0	(b)	351
7.50%, 09/01/31	3		3,812
7.50%, 01/01/32	2		2,182
8.00%, 02/01/22	0	(b)	76
8.00%, 07/01/22	1		1,368
8.00%, 08/01/22	0	(b)	146
8.00%, 11/01/22	0	(b)	9
8.00%, 12/01/22	1		1,017
8.00%, 12/01/23	0	(b)	57
8.00%, 04/01/24	0	(b)	127
8.00%, 05/01/24	0	(b)	58
8.00%, 05/01/25	0	(b)	324
8.00%, 10/01/25	0	(b)	117
8.00%, 11/01/25	1		602
8.00%, 09/01/26	2		1,912
8.00%, 10/01/26	0	(b)	487
8.00%, 11/01/26	0	(b)	710
8.00%, 03/01/27	0	(b)	559
8.00%, 05/01/27	1		735
8.00%, 06/01/27	0	(b)	318
8.00%, 09/01/27	0	(b)	244
8.00%, 11/01/27	0	(b)	223
8.00%, 10/01/29	0	(b)	173
8.00%, 11/01/29	1		1,157
8.00%, 12/01/29	0	(b)	471
8.00%, 01/01/30	0	(b)	135
8.00%, 03/01/30	1		1,170
8.00%, 07/01/30	0	(b)	127
8.00%, 06/01/31	4		3,963
8.50%, 02/01/22	0	(b)	131
8.50%, 03/01/23	1		661
8.50%, 06/01/24	0	(b)	46
8.50%, 11/01/24	0	(b)	102
8.50%, 01/01/25	0	(b)	148
8.50%, 03/01/25	0	(b)	231
8.50%, 06/01/25	0	(b)	96
8.50%, 09/01/25	0	(b)	334
8.50%, 07/01/30	0		603
9.00%, 05/01/20	0	(b)	6
9.00%, 09/01/20	0	(b)	2
9.00%, 07/01/21	0	(b)	1
9.00%, 08/01/21	0	(b)	20
9.00%, 01/01/22	0	(b)	13
9.00%, 03/01/24	0	(b)	5
9.00%, 02/01/25	1		587
9.00%, 04/01/25	0	(b)	296
9.00%, 10/01/25	0	(b)	178
9.50%, 12/01/19	0	(b)	1
9.50%, 09/01/20	0	(b)	1

76	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
9.50%, 10/01/20	$0	(b)	$4
9.50%, 08/01/21	0	(b)	7
9.50%, 09/01/21	0	(b)	12
9.50%, 12/01/22	0	(b)	16
9.50%, 06/01/25	0	(b)	169
10.00%, 05/01/20	0	(b)	11
10.00%, 04/01/25	0	(b)	75
Federal National Mortgage Association 2.00%, 05/01/26	811		808,823
2.00%, 08/01/28	15		437,053
2.00%, 11/01/28	83		83,508
2.00%, 01/01/29	12		12,358
2.00%, 05/01/29	521		521,388
2.00%, 01/01/30	28		91,734
2.00%, 04/01/30	119		118,702
2.00%, 11/01/31	685		681,687
2.00%, 01/01/32	170		196,965
2.00%, 02/01/32	78		77,898
2.00%, 03/01/32	628		625,196
2.00%, 04/01/32	193		191,753
2.00%, 07/01/32	41		40,637
2.00%, 11/01/32	21		21,312
2.02%, 06/01/43, (12 mo. LIBOR US + 1.535%)(a)	3,460		3,503,961
2.50%, 07/01/22	936		947,812
2.50%, 05/01/23	493		499,258
2.50%, 03/01/25	623		631,890
2.50%, 11/01/26	33		33,022
2.50%, 03/01/27	788		799,276
2.50%, 05/01/27	6,800		6,901,067
2.50%, 07/01/27	77		86,356
2.50%, 09/01/27	2,215		2,248,887
2.50%, 10/01/27	6,719		6,818,899
2.50%, 11/01/27	1,009		2,340,746
2.50%, 12/01/27	1,034		1,152,679
2.50%, 01/01/28	1,907		5,675,080
2.50%, 02/01/28	58		97,939
2.50%, 03/01/28	3,408		3,460,040
2.50%, 04/01/28	1,742		1,768,830
2.50%, 05/01/28	1,596		1,648,266
2.50%, 06/01/28	13		4,414,583
2.50%, 07/01/28	1,195		1,577,664
2.50%, 08/01/28	776		1,032,580
2.50%, 09/01/28	927		5,235,217
2.50%, 10/01/28	477		748,030
2.50%, 12/01/28	314		319,078
2.50%, 05/01/29	39		39,840
2.50%, 06/01/29	968		983,617
2.50%, 09/01/29	561		610,533
2.50%, 11/01/29	39		39,772
2.50%, 12/01/29	2,380		3,352,818
2.50%, 01/01/30	2,023		6,052,899
2.50%, 02/01/30	416		1,157,053
2.50%, 03/01/30	25		25,513
2.50%, 04/01/30	225		4,002,059
2.50%, 05/01/30	4,498		35,269,636
2.50%, 06/01/30	5,087		80,679,219
2.50%, 07/01/30	191		28,588,431
2.50%, 08/01/30	363		6,034,123
2.50%, 09/01/30	278		3,610,312
2.50%, 10/01/30	510		1,663,160

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/01/30	$715	$1,079,393
2.50%, 12/01/30	2,400	3,195,895
2.50%, 01/01/31	26	122,637
2.50%, 03/01/31	4,600	7,200,827
2.50%, 04/01/31	2,673	4,811,440
2.50%, 05/01/31	2,252	2,653,895
2.50%, 06/01/31	1,135	1,610,174
2.50%, 08/01/31	734	1,192,564
2.50%, 09/01/31	4,377	6,244,489
2.50%, 10/01/31	5,417	33,689,150
2.50%, 11/01/31	11,443	19,947,005
2.50%, 12/01/31	876	11,127,961
2.50%, 01/01/32	1,467	1,490,946
2.50%, 02/01/32	18,540	20,366,853
2.50%, 03/01/32	8,958	11,430,156
2.50%, 04/01/32	4,261	4,679,801
2.50%, 05/01/32	448	40,076,881
2.50%, 06/01/32	3,877	3,940,108
2.50%, 08/01/32	64	64,849
2.50%, 09/01/32	2,586	2,623,522
2.50%, 10/01/32	5,411	7,497,504
2.50%, 11/01/32	5,452	5,603,785
2.50%, 12/01/32	6,646	7,223,135
2.50%, 01/01/33	498	10,828,474
2.50%, 02/01/33	2,420	2,460,103
2.50%, 07/01/34	517	524,185
2.50%, 08/01/34	2,481	2,514,895
2.50%, 09/01/34(c)	23,933	24,251,295
2.50%, 10/01/42	815	824,706
2.50%, 11/01/42	470	475,816
2.50%, 12/01/42	52	52,770
2.50%, 01/01/43	2,022	2,045,992
2.50%, 02/01/43	2,929	3,036,447
2.50%, 03/01/43	1,953	1,979,903
2.50%, 06/01/43	3,026	5,273,058
2.50%, 07/01/43	63	63,444
2.50%, 08/01/43	663	671,789
2.50%, 04/01/45	102	103,703
2.50%, 05/01/45	868	878,807
2.50%, 07/01/45	82	83,428
2.50%, 05/01/46	51	119,295
2.50%, 08/01/46	41	41,414
2.50%, 09/01/46	129	211,747
2.50%, 11/01/46	16	16,223
2.50%, 01/01/47	24	75,791
2.50%, 02/01/47	24	2,034,793
2.50%, 04/01/47	7,722	7,801,056
2.50%, 09/01/49(c)	2,485	2,499,981
3.00%, 12/01/20	40	56,235
3.00%, 03/01/21	2	2,086
3.00%, 04/01/21	2	1,901
3.00%, 05/01/21	3	2,528
3.00%, 08/01/21	98	98,753
3.00%, 09/01/21	10	9,752
3.00%, 10/01/21	40	39,863
3.00%, 02/01/22	10	9,919
3.00%, 03/01/22	3	3,108
3.00%, 07/01/22	132	133,164
3.00%, 09/01/22	6	6,584
3.00%, 12/01/22	23	23,876

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/25	$62	$63,804
3.00%, 12/01/25	77	79,348
3.00%, 01/01/26	66	68,137
3.00%, 07/01/26	20	20,322
3.00%, 09/01/26	55	112,281
3.00%, 10/01/26	29	29,665
3.00%, 11/01/26	633	1,159,452
3.00%, 12/01/26	382	391,980
3.00%, 01/01/27	13	5,314,867
3.00%, 02/01/27	88	131,699
3.00%, 03/01/27	6	460,188
3.00%, 04/01/27	36	193,492
3.00%, 06/01/27	695	2,087,109
3.00%, 07/01/27	2,772	4,296,683
3.00%, 08/01/27	7,364	7,567,966
3.00%, 09/01/27	8	8,615
3.00%, 10/01/27	821	1,159,020
3.00%, 11/01/27	7,081	10,133,099
3.00%, 01/01/28	3,444	3,542,341
3.00%, 03/01/28	703	737,902
3.00%, 05/01/28	35	36,432
3.00%, 08/01/28	3,028	3,212,963
3.00%, 09/01/28	646	665,284
3.00%, 11/01/28	1,013	5,868,118
3.00%, 12/01/28	38	108,609
3.00%, 01/01/29	3,120	3,204,591
3.00%, 02/01/29	17	82,895
3.00%, 03/01/29	1,192	1,234,839
3.00%, 04/01/29	430	2,875,511
3.00%, 05/01/29	387	684,323
3.00%, 06/01/29	33	34,348
3.00%, 07/01/29	10	1,759,061
3.00%, 08/01/29	246	3,149,555
3.00%, 09/01/29	302	944,537
3.00%, 10/01/29	5,948	7,947,950
3.00%, 11/01/29	1,143	10,629,108
3.00%, 12/01/29	660	901,564
3.00%, 01/01/30	22	1,292,321
3.00%, 02/01/30	1,206	6,839,605
3.00%, 03/01/30	2,696	31,541,727
3.00%, 04/01/30	1,465	14,406,340
3.00%, 05/01/30	895	11,095,873
3.00%, 06/01/30	29	2,454,904
3.00%, 07/01/30	2,430	15,038,623
3.00%, 08/01/30	53	1,624,808
3.00%, 09/01/30	14	7,249,155
3.00%, 10/01/30	929	3,065,670
3.00%, 11/01/30	2,330	2,735,142
3.00%, 01/01/31	58	10,900,177
3.00%, 02/01/31	11,426	11,787,703
3.00%, 03/01/31	10,604	26,079,020
3.00%, 04/01/31	1,354	1,396,749
3.00%, 05/01/31	7,241	24,618,851
3.00%, 06/01/31	3,380	11,012,716
3.00%, 07/01/31	1,969	2,025,074
3.00%, 08/01/31	101	363,772
3.00%, 09/01/31	4,147	15,495,764
3.00%, 12/01/31	6,169	6,352,431
3.00%, 01/01/32	9,017	15,133,508
3.00%, 02/01/32	5,075	24,485,849

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/32	$7,806	$8,047,654
3.00%, 04/01/32	2,282	3,420,501
3.00%, 06/01/32	1,447	14,109,301
3.00%, 07/01/32	832	2,498,525
3.00%, 08/01/32	4,133	6,005,566
3.00%, 09/01/32	3,790	29,932,434
3.00%, 10/01/32	690	1,658,492
3.00%, 11/01/32	574	7,992,060
3.00%, 12/01/32	11,203	38,468,825
3.00%, 02/01/33	4,988	8,706,262
3.00%, 03/01/33	1,935	1,984,079
3.00%, 04/01/33	1,333	1,374,154
3.00%, 05/01/33	1,618	8,606,561
3.00%, 07/01/33	22,329	22,897,622
3.00%, 08/01/33	327	335,436
3.00%, 09/01/33	472	1,470,198
3.00%, 10/01/33	2,614	3,259,837
3.00%, 12/01/33	15,758	16,159,942
3.00%, 01/01/34	2,033	2,085,026
3.00%, 02/01/34	1,533	1,572,119
3.00%, 04/01/34	674	691,631
3.00%, 06/01/34	1,246	1,288,383
3.00%, 09/01/34(c)	12,064	12,370,077
3.00%, 12/01/35	37,262	38,536,481
3.00%, 12/01/36	7,853	8,105,727
3.00%, 01/01/37	16,273	16,804,049
3.00%, 02/01/37	18,847	19,463,025
3.00%, 08/01/42	1,529	1,578,033
3.00%, 09/01/42	5,231	5,505,830
3.00%, 10/01/42	1,102	3,083,662
3.00%, 11/01/42	580	36,724,857
3.00%, 12/01/42	698	18,854,381
3.00%, 01/01/43	601	14,899,865
3.00%, 02/01/43	1,069	8,829,582
3.00%, 03/01/43	253	21,704,344
3.00%, 04/01/43	2,749	19,393,083
3.00%, 05/01/43	26	31,908,986
3.00%, 06/01/43	258	10,268,484
3.00%, 07/01/43	262	3,292,730
3.00%, 08/01/43	892	27,188,447
3.00%, 09/01/43	17,729	42,191,629
3.00%, 10/01/43	1,318	1,461,012
3.00%, 11/01/43	99	101,933
3.00%, 12/01/43	1,512	1,577,377
3.00%, 01/01/44	2,000	33,117,069
3.00%, 02/01/44	22,400	25,939,540
3.00%, 07/01/44	106,105	109,466,170
3.00%, 10/01/44	55,474	79,687,548
3.00%, 11/01/44	6,032	6,223,448
3.00%, 12/01/44	769	792,213
3.00%, 01/01/45	10,075	10,468,948
3.00%, 02/01/45	697	7,227,248
3.00%, 03/01/45	202	208,088
3.00%, 04/01/45	316	4,300,801
3.00%, 05/01/45	32	56,415,542
3.00%, 06/01/45	39	129,668
3.00%, 07/01/45	927	9,034,281
3.00%, 08/01/45	6,978	14,464,818
3.00%, 09/01/45	752	2,381,507
3.00%, 10/01/45	890	943,624

78	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/45	$626		$2,545,350
3.00%, 01/01/46	2,019		13,814,053
3.00%, 02/01/46	3,440		5,221,776
3.00%, 03/01/46	2,294		3,000,309
3.00%, 04/01/46	7,202		9,629,986
3.00%, 05/01/46	1,433		7,927,623
3.00%, 06/01/46	1,448		4,953,506
3.00%, 07/01/46	6,019		44,695,738
3.00%, 08/01/46	23,811		30,169,609
3.00%, 09/01/46	619		638,537
3.00%, 10/01/46	5,440		40,606,258
3.00%, 11/01/46	3,544		36,223,523
3.00%, 12/01/46	7,165		169,279,335
3.00%, 01/01/47	18,508		85,074,188
3.00%, 02/01/47	82,952		113,540,770
3.00%, 03/01/47	19,153		58,985,784
3.00%, 04/01/47	5,833		49,553,286
3.00%, 05/01/47	2,241		2,295,941
3.00%, 06/01/47	54		55,406
3.00%, 07/01/47	29,354		30,163,574
3.00%, 08/01/47	3,199		3,287,550
3.00%, 09/01/47	41		42,113
3.00%, 10/01/47	20		733,778
3.00%, 11/01/47	469		510,348
3.00%, 12/01/47	14,563		20,754,819
3.00%, 02/01/48	6,039		6,186,752
3.00%, 03/01/48	1,854		3,110,130
3.00%, 04/01/48	29		106,063
3.00%, 05/01/48	514		1,659,274
3.00%, 07/01/48	3,656		3,734,330
3.00%, 11/01/48	374		383,397
3.00%, 12/01/48	20,305		20,801,677
3.00%, 03/01/49	5,094		5,193,492
3.00%, 04/01/49	3,318		8,304,582
3.00%, 05/01/49	12,760		13,150,961
3.00%, 06/01/49	5,923		9,676,053
3.00%, 09/01/49(c)	142,950		145,775,497
3.50%, 01/01/20	0	(b)	150
3.50%, 06/01/20	0	(b)	332
3.50%, 03/01/23	7		7,339
3.50%, 08/01/25	92		114,027
3.50%, 09/01/25	998		1,063,012
3.50%, 10/01/25	71		656,163
3.50%, 11/01/25	90		180,122
3.50%, 12/01/25	1,648		2,701,144
3.50%, 01/01/26	183		355,091
3.50%, 02/01/26	213		238,685
3.50%, 03/01/26	91		202,757
3.50%, 04/01/26	740		813,192
3.50%, 05/01/26	6		129,536
3.50%, 06/01/26	42		129,124
3.50%, 07/01/26	8		8,065
3.50%, 08/01/26	117		327,397
3.50%, 09/01/26	13		14,803,539
3.50%, 10/01/26	16		301,529
3.50%, 12/01/26	97		109,962
3.50%, 01/01/27	599		893,961
3.50%, 02/01/27	57		58,573
3.50%, 03/01/27	1,043		1,086,740
3.50%, 04/01/27	2,280		2,375,432

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/27	$283	$1,143,576
3.50%, 01/01/28	973	1,009,342
3.50%, 07/01/28	1,857	1,937,182
3.50%, 10/01/28	884	922,893
3.50%, 11/01/28	194	201,979
3.50%, 12/01/28	372	435,819
3.50%, 01/01/29	456	581,637
3.50%, 03/01/29	884	930,965
3.50%, 07/01/29	29	30,560
3.50%, 08/01/29	102	114,893
3.50%, 09/01/29	20	20,360
3.50%, 11/01/29	4,071	4,403,093
3.50%, 12/01/29	1,898	3,116,097
3.50%, 04/01/30	568	590,111
3.50%, 08/01/30	554	580,347
3.50%, 11/01/30	873	936,525
3.50%, 02/01/31	79	82,732
3.50%, 03/01/31	1,138	4,534,419
3.50%, 04/01/31	34	35,269
3.50%, 05/01/31	507	531,751
3.50%, 06/01/31	14,321	15,030,030
3.50%, 07/01/31	1,893	1,983,205
3.50%, 08/01/31	327	341,658
3.50%, 12/01/31	2,345	2,457,993
3.50%, 01/01/32	6,993	10,071,156
3.50%, 02/01/32	1,818	1,903,674
3.50%, 03/01/32	415	431,354
3.50%, 04/01/32	774	6,120,763
3.50%, 05/01/32	4,274	5,605,969
3.50%, 06/01/32	1,415	2,721,669
3.50%, 07/01/32	1,038	4,300,681
3.50%, 09/01/32	1,559	1,616,976
3.50%, 11/01/32	1,313	4,638,421
3.50%, 12/01/32	1,277	1,340,750
3.50%, 01/01/33	2,268	2,370,812
3.50%, 02/01/33	2,098	3,652,715
3.50%, 03/01/33	207	12,777,620
3.50%, 04/01/33	219	228,584
3.50%, 05/01/33	881	926,781
3.50%, 09/01/33	4,480	4,702,934
3.50%, 10/01/33	967	1,017,996
3.50%, 11/01/33	1,039	1,083,765
3.50%, 01/01/34	1,012	2,220,719
3.50%, 02/01/34	13,126	17,513,436
3.50%, 03/01/34	1,419	1,490,908
3.50%, 04/01/34	2,132	6,306,832
3.50%, 05/01/34	2,616	9,740,321
3.50%, 06/01/34	1,797	1,895,541
3.50%, 08/01/34	22,167	23,038,668
3.50%, 09/01/34(c)	41,357	42,859,422
3.50%, 02/01/35	1,668	1,757,469
3.50%, 06/01/35	11,456	18,774,688
3.50%, 01/01/38	12,708	13,211,177
3.50%, 02/01/38	7,714	8,019,778
3.50%, 10/01/40	53	55,379
3.50%, 11/01/40	45	46,705
3.50%, 12/01/40	1,628	1,994,401
3.50%, 01/01/41	179	187,602
3.50%, 02/01/41	16	50,662
3.50%, 03/01/41	23	109,766

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/41	$50	$51,836
3.50%, 10/01/41	34	35,588
3.50%, 11/01/41	391	410,583
3.50%, 12/01/41	690	1,064,560
3.50%, 01/01/42	320	758,795
3.50%, 02/01/42	2,343	2,901,958
3.50%, 03/01/42	37	1,094,946
3.50%, 04/01/42	82	798,137
3.50%, 05/01/42	449	5,843,746
3.50%, 06/01/42	52	63,276
3.50%, 08/01/42	813	38,352,696
3.50%, 09/01/42	4,322	6,731,438
3.50%, 10/01/42	935	1,647,652
3.50%, 11/01/42	403	422,143
3.50%, 12/01/42	3,197	23,044,940
3.50%, 01/01/43	763	1,230,459
3.50%, 04/01/43	765	896,604
3.50%, 05/01/43	1,336	2,009,905
3.50%, 06/01/43	5,705	19,679,945
3.50%, 07/01/43	1,654	1,730,832
3.50%, 08/01/43	14	14,195
3.50%, 09/01/43	506	529,704
3.50%, 11/01/43	809	846,340
3.50%, 01/01/44	42	43,706
3.50%, 02/01/44	59	1,163,667
3.50%, 04/01/44	97	101,795
3.50%, 05/01/44	73	76,330
3.50%, 06/01/44	89	92,502
3.50%, 09/01/44	817	4,239,376
3.50%, 10/01/44	6,419	15,212,554
3.50%, 11/01/44	953	998,115
3.50%, 02/01/45	1,285	13,034,297
3.50%, 03/01/45	4,583	4,807,091
3.50%, 04/01/45	4,281	4,508,409
3.50%, 05/01/45	2,119	2,279,807
3.50%, 06/01/45	761	4,165,454
3.50%, 07/01/45	11,415	19,660,969
3.50%, 08/01/45	1,043	29,383,596
3.50%, 09/01/45	76,681	91,649,166
3.50%, 10/01/45	7,717	25,588,868
3.50%, 11/01/45	4,668	7,840,629
3.50%, 12/01/45	4,788	21,889,247
3.50%, 01/01/46	2,149	27,198,347
3.50%, 02/01/46	123,086	132,071,312
3.50%, 03/01/46	5,263	36,262,939
3.50%, 04/01/46	24,374	51,469,376
3.50%, 05/01/46	7,932	14,952,224
3.50%, 05/20/46	1,145	1,197,575
3.50%, 06/01/46	28,405	32,733,022
3.50%, 07/01/46	7,895	47,919,725
3.50%, 08/01/46	1,621	9,976,340
3.50%, 09/01/46	17,302	24,234,414
3.50%, 10/01/46	5,439	24,744,783
3.50%, 11/01/46	935	36,914,644
3.50%, 12/01/46	7,059	131,292,324
3.50%, 01/01/47	2,399	99,650,108
3.50%, 02/01/47	7,153	53,464,227
3.50%, 03/01/47	2,119	4,105,581
3.50%, 04/01/47	1,074	37,293,633
3.50%, 05/01/47	8,725	47,809,265

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/47	$12,891		$46,772,043
3.50%, 07/01/47	2,961		16,530,940
3.50%, 08/01/47	5,184		65,515,430
3.50%, 09/01/47	9,926		22,395,750
3.50%, 10/01/47	1,967		21,085,876
3.50%, 11/01/47	2,872		126,126,040
3.50%, 11/20/47	1,263		1,322,466
3.50%, 12/01/47	8,321		54,332,352
3.50%, 01/01/48	3,415		66,881,507
3.50%, 02/01/48	82,075		189,500,684
3.50%, 03/01/48	2,484		40,196,559
3.50%, 04/01/48	4,028		22,368,431
3.50%, 05/01/48	6,045		8,519,847
3.50%, 06/01/48	5,621		22,697,702
3.50%, 07/01/48	7,036		7,434,551
3.50%, 08/01/48	3,587		5,141,746
3.50%, 10/01/48	1,693		2,163,052
3.50%, 11/01/48	17,083		19,950,192
3.50%, 12/01/48	1,987		4,303,589
3.50%, 01/01/49	3,446		11,316,370
3.50%, 02/01/49	8,306		28,586,339
3.50%, 03/01/49	56,754		85,216,500
3.50%, 04/01/49	999		33,133,858
3.50%, 05/01/49	1,026		64,983,117
3.50%, 06/01/49	7,773		11,524,576
3.50%, 07/01/49	6,492		10,742,698
3.50%, 09/01/49(c)	32,694		33,602,963
3.50%, 11/01/51	13,076		13,807,273
4.00%, 01/01/20	0	(b)	212
4.00%, 05/01/20	2		1,982
4.00%, 10/01/20	1		834
4.00%, 12/01/20	2		2,244
4.00%, 02/01/21	1		683
4.00%, 04/01/21	1		760
4.00%, 02/01/22	21		20,682
4.00%, 03/01/22	34		40,900
4.00%, 04/01/23	7		9,844
4.00%, 02/01/24	6		10,048
4.00%, 03/01/24	868		905,263
4.00%, 04/01/24	80		94,938
4.00%, 05/01/24	11		21,852
4.00%, 06/01/24	37		58,084
4.00%, 07/01/24	2		169,220
4.00%, 08/01/24	5		17,395
4.00%, 09/01/24	41		43,490
4.00%, 10/01/24	19		62,026
4.00%, 11/01/24	6		10,117
4.00%, 12/01/24	16		54,733
4.00%, 01/01/25	16		16,761
4.00%, 02/01/25	9		35,394
4.00%, 03/01/25	63		83,704
4.00%, 04/01/25	14		84,990
4.00%, 05/01/25	19		125,740
4.00%, 06/01/25	16		21,588
4.00%, 07/01/25	262		294,323
4.00%, 08/01/25	12		18,323
4.00%, 09/01/25	14		206,348
4.00%, 10/01/25	2,397		2,507,168
4.00%, 11/01/25	1,085		1,191,926
4.00%, 12/01/25	27		28,177

80	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/26	$18	$69,688
4.00%, 03/01/26	839	1,098,440
4.00%, 05/01/26	12	30,729
4.00%, 06/01/26	2,948	5,175,566
4.00%, 07/01/26	221	303,716
4.00%, 08/01/26	56	58,439
4.00%, 09/01/26	1,802	1,950,722
4.00%, 03/01/27	1,780	1,936,740
4.00%, 08/01/27	562	587,588
4.00%, 02/01/29	664	694,019
4.00%, 12/01/30	1,697	1,791,190
4.00%, 01/01/31	1,065	1,123,944
4.00%, 02/01/31	817	862,528
4.00%, 10/01/31	2,486	2,627,972
4.00%, 02/01/32	5,895	6,231,295
4.00%, 04/01/32	29	30,271
4.00%, 06/01/32	33	34,571
4.00%, 07/01/32	1,093	1,162,107
4.00%, 05/01/33	602	629,455
4.00%, 07/01/33	650	679,862
4.00%, 08/01/33	1,315	1,411,384
4.00%, 10/01/33	951	1,018,730
4.00%, 01/01/34	3,012	3,152,701
4.00%, 05/01/34	987	1,051,749
4.00%, 09/01/34(c)	8,221	8,559,139
4.00%, 10/01/37	59,834	63,073,127
4.00%, 06/01/38	1,644	1,721,530
4.00%, 03/01/39	19	45,532
4.00%, 04/01/39	36	93,749
4.00%, 05/01/39	34	65,078
4.00%, 08/01/39	90	471,975
4.00%, 10/01/39	7	7,818
4.00%, 11/01/39	7	56,316
4.00%, 12/01/39	10	15,403
4.00%, 02/01/40	31	33,248
4.00%, 05/01/40	30	37,651
4.00%, 07/01/40	88	93,623
4.00%, 08/01/40	1,675	2,820,620
4.00%, 09/01/40	52	55,353
4.00%, 10/01/40	112	1,229,676
4.00%, 11/01/40	139	189,780
4.00%, 12/01/40	831	2,232,443
4.00%, 01/01/41	1,043	6,990,637
4.00%, 02/01/41	1,203	2,032,364
4.00%, 03/01/41	312	678,843
4.00%, 04/01/41	5	4,910
4.00%, 05/01/41	743	998,196
4.00%, 08/01/41	8	8,575
4.00%, 09/01/41	15	560,785
4.00%, 10/01/41	420	1,199,443
4.00%, 11/01/41	26	435,707
4.00%, 12/01/41	567	1,860,054
4.00%, 01/01/42	2,042	2,508,337
4.00%, 02/01/42	377	487,297
4.00%, 03/01/42	14,469	15,928,863
4.00%, 05/01/42	62	1,328,304
4.00%, 06/01/42	28	85,777
4.00%, 12/01/42	704	760,743
4.00%, 08/01/43	88	100,764
4.00%, 09/01/43	19	111,859

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/43	$336	$400,073
4.00%, 12/01/43	20	20,828
4.00%, 01/01/44	64	162,796
4.00%, 02/01/44	35	36,691
4.00%, 03/01/44	1,981	3,213,776
4.00%, 04/01/44	1,547	2,170,251
4.00%, 05/01/44	5,625	11,110,703
4.00%, 06/01/44	6,324	6,863,628
4.00%, 07/01/44	14,635	18,125,373
4.00%, 08/01/44	24	25,473
4.00%, 09/01/44	539	580,478
4.00%, 10/01/44	7,962	9,268,166
4.00%, 11/01/44	6,245	7,637,185
4.00%, 12/01/44	810	4,431,288
4.00%, 01/01/45	1,030	29,859,124
4.00%, 02/01/45	832	16,847,600
4.00%, 03/01/45	5,344	14,646,963
4.00%, 06/01/45	12,914	16,024,606
4.00%, 07/01/45	33,490	39,916,504
4.00%, 08/01/45	1,405	1,626,815
4.00%, 09/01/45	9,724	50,178,249
4.00%, 10/01/45	5,042	9,297,825
4.00%, 11/01/45	680	7,094,844
4.00%, 12/01/45	230	682,214
4.00%, 01/01/46	699	3,141,279
4.00%, 02/01/46	880	3,725,975
4.00%, 03/01/46	451	10,302,512
4.00%, 04/01/46	3,093	15,663,326
4.00%, 05/01/46	13,696	18,903,182
4.00%, 06/01/46	1,980	38,030,956
4.00%, 07/01/46	228	238,564
4.00%, 08/01/46	12,002	31,768,526
4.00%, 09/01/46	699	12,161,197
4.00%, 10/01/46	857	921,798
4.00%, 11/01/46	1,986	19,237,831
4.00%, 01/01/47	2,708	5,916,123
4.00%, 02/01/47	8,618	31,245,877
4.00%, 03/01/47	2,164	29,868,890
4.00%, 04/01/47	706	27,311,293
4.00%, 05/01/47	15,908	20,429,594
4.00%, 06/01/47	6,803	51,987,390
4.00%, 07/01/47	2,439	21,379,225
4.00%, 08/01/47	1,944	109,224,087
4.00%, 09/01/47	406	97,199,204
4.00%, 10/01/47	13,249	28,986,281
4.00%, 11/01/47	7,776	47,453,428
4.00%, 12/01/47	2,616	9,936,895
4.00%, 01/01/48	1,709	20,962,414
4.00%, 02/01/48	100,634	134,146,762
4.00%, 03/01/48	1,231	4,214,074
4.00%, 04/01/48	62,706	104,477,536
4.00%, 05/01/48	29,210	38,487,115
4.00%, 06/01/48	1,071	18,702,826
4.00%, 07/01/48	23,429	53,926,318
4.00%, 08/01/48	2,019	17,439,033
4.00%, 09/01/48	29,311	37,673,897
4.00%, 10/01/48	81,345	84,804,688
4.00%, 11/01/48	1,664	60,558,035
4.00%, 12/01/48	29,569	59,212,557
4.00%, 01/01/49	5,680	74,671,966

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/49	$1,113		$31,206,769
4.00%, 03/01/49	1,305		18,210,468
4.00%, 04/01/49	2,981		30,053,899
4.00%, 05/01/49	17,924		19,130,209
4.00%, 06/01/49	13,168		124,483,878
4.00%, 07/01/49	16,050		82,190,777
4.00%, 08/01/49	3,365		20,199,046
4.00%, 09/01/49(c)	72,392		75,157,301
4.00%, 01/01/57	9,636		10,343,540
4.00%, 02/01/57	10,763		11,552,814
4.41%, 04/01/43, (12 mo. LIBOR US + 1.530%)(a)	135		140,257
4.42%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	170		178,619
4.44%, 08/01/42, (12 mo. LIBOR US + 1.695%)(a)	2,439		2,561,063
4.50%, 11/01/19	0	(b)	45
4.50%, 01/01/20	0		1,090
4.50%, 02/01/20	5		5,490
4.50%, 03/01/20	0	(b)	208
4.50%, 04/01/20	0	(b)	171
4.50%, 07/01/20	0	(b)	6
4.50%, 09/01/20	0		4,848
4.50%, 10/01/20	0	(b)	353
4.50%, 11/01/20	0	(b)	487
4.50%, 12/01/20	1		643
4.50%, 02/01/21	3		3,461
4.50%, 02/01/22	1		591
4.50%, 05/01/22	1		1,497
4.50%, 07/01/22	0	(b)	437
4.50%, 08/01/22	13		13,074
4.50%, 11/01/22	115		116,245
4.50%, 04/01/23	9		18,271
4.50%, 05/01/23	2		2,895
4.50%, 06/01/23	107		116,128
4.50%, 01/01/24	2		2,099
4.50%, 02/01/24	3		4,831
4.50%, 03/01/24	53		54,845
4.50%, 04/01/24	1		1,513
4.50%, 07/01/24	13		13,106
4.50%, 08/01/24	4		21,036
4.50%, 10/01/24	979		1,031,188
4.50%, 11/01/24	5		12,610
4.50%, 12/01/24	72		86,863
4.50%, 01/01/25	4		3,923
4.50%, 02/01/25	1,158		1,257,210
4.50%, 04/01/25	1,239		1,316,888
4.50%, 05/01/25	27		67,562
4.50%, 06/01/25	1,161		1,218,010
4.50%, 09/01/25	29		31,005
4.50%, 04/01/26	42		44,400
4.50%, 01/01/27	686		712,731
4.50%, 11/01/28	2		1,957
4.50%, 08/01/31	3,514		3,745,491
4.50%, 08/01/33	25		70,842
4.50%, 09/01/33	4		13,196
4.50%, 10/01/33	12		39,993
4.50%, 11/01/33	18		67,849
4.50%, 12/01/33	2,106		2,258,941
4.50%, 04/01/34	7		7,617
4.50%, 05/01/34	2		24,629
4.50%, 06/01/34	212		241,408
4.50%, 08/01/34	2		1,741

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/34	$0	(b)	$256
4.50%, 01/01/35	2		2,106
4.50%, 02/01/35	1		1,247
4.50%, 03/01/35	5		5,020
4.50%, 05/01/35	1		1,241
4.50%, 07/01/35	1		705
4.50%, 08/01/35	3		3,083
4.50%, 09/01/35	2		20,450
4.50%, 10/01/35	4		4,196
4.50%, 12/01/35	2		89,031
4.50%, 01/01/36	1		1,342
4.50%, 03/01/36	5		4,970
4.50%, 07/01/37	8		7,985
4.50%, 03/01/38	8		8,367
4.50%, 04/01/38	1		134,049
4.50%, 05/01/38	4		4,035
4.50%, 06/01/38	27		60,656
4.50%, 09/01/38	40,938		43,442,115
4.50%, 11/01/38	8		8,600
4.50%, 01/01/39	4		22,501
4.50%, 02/01/39	1		58,666
4.50%, 03/01/39	28		136,291
4.50%, 04/01/39	64		300,647
4.50%, 05/01/39	1,810		2,006,931
4.50%, 06/01/39	2		411,611
4.50%, 07/01/39	240		393,344
4.50%, 08/01/39	61		345,689
4.50%, 09/01/39	14		206,708
4.50%, 10/01/39	61		255,763
4.50%, 11/01/39	54		96,695
4.50%, 12/01/39	21		645,922
4.50%, 01/01/40	11		507,962
4.50%, 02/01/40	13		224,931
4.50%, 03/01/40	145		156,879
4.50%, 04/01/40	25		170,796
4.50%, 05/01/40	119		458,218
4.50%, 06/01/40	84		91,109
4.50%, 07/01/40	51		167,119
4.50%, 08/01/40	49		113,266
4.50%, 09/01/40	3,947		4,739,303
4.50%, 10/01/40	22		560,758
4.50%, 12/01/40	3,205		5,650,413
4.50%, 01/01/41	6,045		6,554,860
4.50%, 02/01/41	18		79,728
4.50%, 03/01/41	32		1,058,924
4.50%, 04/01/41	1,957		21,238,062
4.50%, 05/01/41	4,418		14,541,816
4.50%, 06/01/41	4,107		4,865,784
4.50%, 07/01/41	82		651,732
4.50%, 08/01/41	7,088		7,797,949
4.50%, 09/01/41	13,341		14,648,530
4.50%, 10/01/41	14		320,418
4.50%, 11/01/41	396		858,569
4.50%, 12/01/41	5,942		6,660,001
4.50%, 01/01/42	1,460		5,058,140
4.50%, 04/01/42	20		21,205
4.50%, 07/01/42	10		10,799
4.50%, 09/01/42	3,313		3,775,213
4.50%, 10/01/42	3,414		4,925,386
4.50%, 09/01/43	4,912		6,511,820

82	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/43	$1,338	$2,419,931
4.50%, 11/01/43	11	3,458,783
4.50%, 12/01/43	2,333	3,005,027
4.50%, 01/01/44	4	848,516
4.50%, 02/01/44	2,630	3,566,374
4.50%, 03/01/44	18,194	19,934,215
4.50%, 04/01/44	869	3,694,966
4.50%, 05/01/44	15	1,498,514
4.50%, 06/01/44	2,216	3,843,129
4.50%, 07/01/44	268	409,350
4.50%, 08/01/44	2,237	2,915,702
4.50%, 09/01/44	247	272,284
4.50%, 10/01/44	55	85,073
4.50%, 11/01/44	7	468,944
4.50%, 12/01/44	18,892	21,247,092
4.50%, 01/01/45	2,117	2,369,142
4.50%, 02/01/45	20,297	22,039,914
4.50%, 04/01/45	9	10,048
4.50%, 05/01/45	19	20,317
4.50%, 08/01/45	5,186	5,631,079
4.50%, 10/01/45	74	79,101
4.50%, 11/01/45	1,229	1,545,974
4.50%, 12/01/45	384	637,184
4.50%, 01/01/46	448	479,834
4.50%, 02/01/46	8,726	16,918,966
4.50%, 03/01/46	133	64,313,885
4.50%, 04/01/46	99	12,322,450
4.50%, 05/01/46	89	3,114,079
4.50%, 06/01/46	2,628	2,908,662
4.50%, 07/01/46	222	2,213,699
4.50%, 08/01/46	6,736	25,085,094
4.50%, 09/01/46	759	1,050,710
4.50%, 10/01/46	1,008	2,786,214
4.50%, 11/01/46	323	344,992
4.50%, 12/01/46	880	1,585,749
4.50%, 01/01/47	578	4,451,503
4.50%, 02/01/47	191	1,601,798
4.50%, 03/01/47	390	4,082,495
4.50%, 04/01/47	220	13,266,532
4.50%, 05/01/47	2,049	3,656,381
4.50%, 06/01/47	80	12,323,252
4.50%, 07/01/47	546	3,240,319
4.50%, 08/01/47	613	3,363,485
4.50%, 09/01/47	857	2,938,764
4.50%, 10/01/47	2,283	15,733,188
4.50%, 11/01/47	6,016	6,514,137
4.50%, 12/01/47	2,314	2,618,836
4.50%, 01/01/48	5,798	7,811,060
4.50%, 02/01/48	392	8,391,238
4.50%, 03/01/48	541	1,585,254
4.50%, 04/01/48	12,347	16,285,065
4.50%, 05/01/48	19,408	25,479,759
4.50%, 06/01/48	4,437	6,990,773
4.50%, 07/01/48	4,973	7,287,231
4.50%, 08/01/48	7,774	58,792,593
4.50%, 09/01/48	1,061	3,598,557
4.50%, 10/01/48	2,780	6,145,536
4.50%, 11/01/48	7,918	25,049,000
4.50%, 12/01/48	10,175	33,526,064
4.50%, 01/01/49	4,462	44,598,039

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/49	$2,084		$58,933,739
4.50%, 03/01/49	1,807		13,880,663
4.50%, 04/01/49	1,870		3,403,177
4.50%, 05/01/49	28,682		54,135,003
4.50%, 07/01/49	32,011		33,958,100
4.50%, 08/01/49	15,136		16,056,914
4.50%, 09/01/49(c)	31,295		32,947,767
4.57%, 09/01/41, (12 mo. LIBOR US + 1.822%)(a)	105		110,932
4.63%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	1,014		1,066,927
4.78%, 12/01/38, (12 mo. LIBOR US + 1.809%)(a)	284		293,065
4.92%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	1,437		1,499,400
5.00%, 10/01/19	0	(b)	135
5.00%, 12/01/19	0	(b)	6
5.00%, 02/01/20	0	(b)	286
5.00%, 04/01/20	0	(b)	32
5.00%, 06/01/20	0	(b)	757
5.00%, 07/01/20	0	(b)	717
5.00%, 08/01/20	1		2,230
5.00%, 09/01/20	0		7,099
5.00%, 10/01/20	1		6,895
5.00%, 11/01/20	19		19,469
5.00%, 12/01/20	1		713
5.00%, 08/01/21	2		2,199
5.00%, 10/01/21	0	(b)	353
5.00%, 11/01/21	0	(b)	285
5.00%, 03/01/22	6		5,815
5.00%, 01/01/23	2		1,902
5.00%, 02/01/23	4		4,025
5.00%, 05/01/23	1		934
5.00%, 06/01/23	3		6,187
5.00%, 07/01/23	1,138		1,186,404
5.00%, 08/01/23	2		1,803
5.00%, 09/01/23	0		25,591
5.00%, 10/01/23	1		895
5.00%, 11/01/23	2		2,548
5.00%, 12/01/23	394		415,525
5.00%, 01/01/24	2		19,397
5.00%, 02/01/24	22		22,603
5.00%, 12/01/24	15		16,061
5.00%, 05/01/25	29		29,413
5.00%, 09/01/25	23		23,823
5.00%, 11/01/32	4		4,124
5.00%, 03/01/33	3		3,220
5.00%, 04/01/33	2		2,450
5.00%, 05/01/33	19		50,710
5.00%, 06/01/33	7		7,584
5.00%, 07/01/33	201		221,789
5.00%, 08/01/33	2		81,631
5.00%, 09/01/33	32		102,569
5.00%, 10/01/33	1		1,570
5.00%, 11/01/33	3,297		3,600,336
5.00%, 02/01/34	7		7,198
5.00%, 03/01/34	19		55,498
5.00%, 04/01/34	33		48,719
5.00%, 05/01/34	58		120,010
5.00%, 06/01/34	1		1,576
5.00%, 07/01/34	24		25,903
5.00%, 08/01/34	52		56,975
5.00%, 09/01/34	9		10,022
5.00%, 10/01/34	3		25,945

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 12/01/34	$2		$5,033
5.00%, 01/01/35	224		244,388
5.00%, 02/01/35	19		73,802
5.00%, 03/01/35	6		11,369
5.00%, 04/01/35	19		27,480
5.00%, 05/01/35	11		19,272
5.00%, 06/01/35	179		203,657
5.00%, 07/01/35	73		225,580
5.00%, 08/01/35	1		39,770
5.00%, 09/01/35	322		409,434
5.00%, 10/01/35	6		95,700
5.00%, 11/01/35	37		96,288
5.00%, 12/01/35	5		17,606
5.00%, 01/01/36	36		39,169
5.00%, 02/01/36	19		20,661
5.00%, 03/01/36	1,159		1,304,408
5.00%, 04/01/36	0		1,833
5.00%, 05/01/36	927		1,009,782
5.00%, 06/01/36	3		86,262
5.00%, 07/01/36	50		54,932
5.00%, 08/01/36	2		1,791
5.00%, 11/01/36	6		5,999
5.00%, 12/01/36	4		4,110
5.00%, 02/01/37	2		29,507
5.00%, 03/01/37	18		19,978
5.00%, 04/01/37	5		5,072
5.00%, 05/01/37	19		27,069
5.00%, 06/01/37	14		14,708
5.00%, 07/01/37	878		1,014,938
5.00%, 01/01/38	13		14,641
5.00%, 02/01/38	1,328		1,575,397
5.00%, 03/01/38	3		74,299
5.00%, 04/01/38	6		122,819
5.00%, 05/01/38	5		10,945
5.00%, 06/01/38	4		6,787
5.00%, 07/01/38	76		89,388
5.00%, 11/01/38	0	(b)	418
5.00%, 12/01/38	9		9,517
5.00%, 01/01/39	512		572,692
5.00%, 02/01/39	53		85,176
5.00%, 03/01/39	917		1,096,763
5.00%, 04/01/39	4,285		4,795,836
5.00%, 06/01/39	1,378		1,609,687
5.00%, 07/01/39	15		67,164
5.00%, 08/01/39	896		981,451
5.00%, 09/01/39	1,202		1,358,967
5.00%, 10/01/39	739		858,777
5.00%, 11/01/39	58		161,206
5.00%, 12/01/39	863		1,468,634
5.00%, 01/01/40	21		274,745
5.00%, 02/01/40	104		113,430
5.00%, 03/01/40	418		524,808
5.00%, 04/01/40	2,119		2,410,464
5.00%, 05/01/40	222		496,082
5.00%, 06/01/40	14		671,966
5.00%, 07/01/40	245		3,229,601
5.00%, 08/01/40	9,420		10,773,982
5.00%, 09/01/40	72		626,670
5.00%, 10/01/40	189		207,913
5.00%, 11/01/40	39		43,308

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 01/01/41	$49		$53,546
5.00%, 02/01/41	15		1,538,601
5.00%, 03/01/41	2,751		2,994,002
5.00%, 04/01/41	5,446		6,681,990
5.00%, 05/01/41	5,218		21,551,490
5.00%, 06/01/41	304		1,798,376
5.00%, 07/01/41	1,570		1,943,073
5.00%, 08/01/41	2,187		3,052,692
5.00%, 08/01/43	57		62,479
5.00%, 09/01/43	431		1,346,962
5.00%, 10/01/43	2,091		2,280,257
5.00%, 11/01/43	46		50,093
5.00%, 12/01/43	331		373,705
5.00%, 01/01/44	3,650		4,231,461
5.00%, 02/01/44	41		44,343
5.00%, 03/01/44	569		1,744,047
5.00%, 06/01/44	54		58,061
5.00%, 07/01/44	250		363,304
5.00%, 08/01/44	350		478,243
5.00%, 09/01/44	2,175		2,437,892
5.00%, 11/01/44	2,800		3,059,771
5.00%, 01/01/45	30		32,807
5.00%, 07/01/45	9,211		10,132,800
5.00%, 03/01/47	634		681,592
5.00%, 04/01/47	279		299,312
5.00%, 05/01/47	169		4,987,284
5.00%, 07/01/47	268		287,419
5.00%, 08/01/47	457		692,428
5.00%, 09/01/47	1,479		3,079,076
5.00%, 11/01/47	238		254,926
5.00%, 03/01/48	3,426		6,771,828
5.00%, 04/01/48	1,936		5,798,641
5.00%, 06/01/48	1,814		1,944,053
5.00%, 07/01/48	9,089		10,624,801
5.00%, 08/01/48	1,919		35,985,575
5.00%, 09/01/48	5,342		11,187,115
5.00%, 10/01/48	1,330		11,270,336
5.00%, 11/01/48	2,444		3,942,788
5.00%, 12/01/48	1,038		1,116,120
5.00%, 01/01/49	1,566		36,028,276
5.00%, 02/01/49	2,191		5,331,709
5.00%, 03/01/49	2,193		7,614,223
5.00%, 04/01/49	3,030		28,650,324
5.00%, 08/01/49	2,097		2,284,732
5.00%, 09/01/49(c)	62		66,204
5.50%, 11/01/19	0	(b)	39
5.50%, 12/01/19	2		1,515
5.50%, 01/01/20	0	(b)	155
5.50%, 06/01/20	1		737
5.50%, 01/01/21	1		1,412
5.50%, 03/01/21	21		21,524
5.50%, 04/01/21	1		1,207
5.50%, 05/01/21	1		1,415
5.50%, 06/01/21	0	(b)	496
5.50%, 10/01/21	1		1,188
5.50%, 11/01/21	2		2,286
5.50%, 12/01/21	1		1,083
5.50%, 03/01/22	2		3,655
5.50%, 04/01/22	1		1,012
5.50%, 05/01/22	2		2,501

84	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 11/01/22	$2		$6,034
5.50%, 02/01/23	5		4,987
5.50%, 03/01/23	3		2,614
5.50%, 04/01/23	6		6,380
5.50%, 09/01/23	3		3,189
5.50%, 10/01/23	3		2,921
5.50%, 11/01/23	1		1,469
5.50%, 12/01/23	3		3,041
5.50%, 01/01/25	3		2,713
5.50%, 05/01/25	2		2,009
5.50%, 03/01/28	640		700,369
5.50%, 10/01/28	0	(b)	448
5.50%, 12/01/28	0	(b)	493
5.50%, 07/01/29	7		7,105
5.50%, 04/01/31	3		2,820
5.50%, 11/01/31	3		2,897
5.50%, 12/01/31	4		23,012
5.50%, 01/01/32	1		13,721
5.50%, 02/01/32	4		4,348
5.50%, 11/01/32	1		7,247
5.50%, 12/01/32	13		15,819
5.50%, 01/01/33	5		40,838
5.50%, 02/01/33	3		12,209
5.50%, 03/01/33	53		66,291
5.50%, 04/01/33	65		147,690
5.50%, 05/01/33	1,188		1,393,191
5.50%, 06/01/33	52		110,208
5.50%, 07/01/33	44		270,891
5.50%, 08/01/33	8		8,435
5.50%, 09/01/33	0		10,942
5.50%, 10/01/33	206		474,535
5.50%, 11/01/33	2,363		2,677,698
5.50%, 12/01/33	2		2,209
5.50%, 01/01/34	7		84,879
5.50%, 02/01/34	12		57,894
5.50%, 03/01/34	5		24,069
5.50%, 04/01/34	27		129,919
5.50%, 05/01/34	63		122,703
5.50%, 06/01/34	28		65,220
5.50%, 07/01/34	14		33,013
5.50%, 09/01/34	1,716		1,926,285
5.50%, 10/01/34	2		1,715
5.50%, 11/01/34	43		54,043
5.50%, 12/01/34	1		31,322
5.50%, 01/01/35	71		90,166
5.50%, 02/01/35	13		157,758
5.50%, 03/01/35	4		81,571
5.50%, 04/01/35	5		54,037
5.50%, 05/01/35	11		28,621
5.50%, 06/01/35	2		54,666
5.50%, 07/01/35	46		56,076
5.50%, 08/01/35	10		31,260
5.50%, 09/01/35	444		515,238
5.50%, 10/01/35	8		27,924
5.50%, 11/01/35	7		103,176
5.50%, 12/01/35	43		100,973
5.50%, 01/01/36	3		53,822
5.50%, 02/01/36	3		128,609
5.50%, 03/01/36	4		4,102
5.50%, 04/01/36	2,872		3,328,632

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 05/01/36	$593	$816,462
5.50%, 06/01/36	3	3,175
5.50%, 07/01/36	11	29,978
5.50%, 08/01/36	48	53,840
5.50%, 09/01/36	4,444	5,103,311
5.50%, 10/01/36	2	33,400
5.50%, 11/01/36	8	40,903
5.50%, 12/01/36	1	116,484
5.50%, 01/01/37	1	67,180
5.50%, 02/01/37	2	148,348
5.50%, 03/01/37	72	96,720
5.50%, 04/01/37	13	33,204
5.50%, 05/01/37	339	615,441
5.50%, 06/01/37	36	302,588
5.50%, 07/01/37	5	62,786
5.50%, 08/01/37	2,376	4,330,753
5.50%, 09/01/37	1	1,141
5.50%, 10/01/37	5	6,647
5.50%, 11/01/37	11	24,152
5.50%, 12/01/37	14	133,355
5.50%, 01/01/38	3	37,384
5.50%, 02/01/38	7	87,193
5.50%, 03/01/38	1,224	1,710,048
5.50%, 04/01/38	1	111,885
5.50%, 05/01/38	5	653,406
5.50%, 06/01/38	10	603,779
5.50%, 07/01/38	995	1,271,845
5.50%, 08/01/38	6	143,453
5.50%, 09/01/38	3	19,590
5.50%, 10/01/38	4	6,264
5.50%, 11/01/38	1,193	2,248,444
5.50%, 12/01/38	2	88,533
5.50%, 01/01/39	15	155,118
5.50%, 02/01/39	63	71,088
5.50%, 03/01/39	25	28,128
5.50%, 04/01/39	25	40,069
5.50%, 05/01/39	212	238,629
5.50%, 06/01/39	150	376,076
5.50%, 07/01/39	38	43,038
5.50%, 08/01/39	3	3,415
5.50%, 09/01/39	76	85,645
5.50%, 10/01/39	9	15,814
5.50%, 11/01/39	69	77,590
5.50%, 12/01/39	17	165,996
5.50%, 01/01/40	82	92,388
5.50%, 03/01/40	191	214,470
5.50%, 04/01/40	188	211,602
5.50%, 05/01/40	296	333,705
5.50%, 06/01/40	11	246,717
5.50%, 07/01/40	3,146	3,680,664
5.50%, 09/01/40	8,794	9,955,638
5.50%, 07/01/41	430	699,838
5.50%, 09/01/41	5,925	17,334,432
5.50%, 05/01/44	12,798	14,374,731
5.50%, 01/01/47	2,320	2,618,917
5.50%, 06/01/48	332	608,524
5.50%, 11/01/48	467	504,434
5.50%, 12/01/48	1,811	1,957,331
5.50%, 02/01/49	1,275	1,697,884
5.50%, 03/01/49	588	635,628

SCHEDULE OF INVESTMENTS	85

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 09/01/49(c)	$9,704		$10,489,797
6.00%, 12/01/20	0	(b)	77
6.00%, 08/01/21	1		3,556
6.00%, 10/01/21	1		2,732
6.00%, 02/01/22	1		719
6.00%, 03/01/22	5		4,999
6.00%, 08/01/22	0	(b)	463
6.00%, 11/01/23	1		715
6.00%, 05/01/24	0	(b)	370
6.00%, 07/01/24	0	(b)	230
6.00%, 12/01/24	2		1,688
6.00%, 03/01/28	1		1,162
6.00%, 04/01/28	0	(b)	496
6.00%, 10/01/28	0	(b)	265
6.00%, 11/01/28	0		1,079
6.00%, 12/01/28	1		3,509
6.00%, 01/01/29	1		6,885
6.00%, 02/01/29	1		15,729
6.00%, 03/01/29	2		3,997
6.00%, 04/01/29	2		5,260
6.00%, 05/01/29	0	(b)	496
6.00%, 06/01/29	0		1,326
6.00%, 07/01/29	3		3,582
6.00%, 04/01/30	2		2,769
6.00%, 04/01/31	2		2,237
6.00%, 05/01/31	2		10,567
6.00%, 10/01/31	6		6,090
6.00%, 11/01/31	5		14,660
6.00%, 02/01/32	5		6,189
6.00%, 03/01/32	1		7,036
6.00%, 04/01/32	7		7,275
6.00%, 06/01/32	2		1,861
6.00%, 09/01/32	6		6,716
6.00%, 11/01/32	34		79,007
6.00%, 12/01/32	16		59,729
6.00%, 01/01/33	3		38,220
6.00%, 02/01/33	12		15,622
6.00%, 03/01/33	9		47,698
6.00%, 05/01/33	5		5,287
6.00%, 10/01/33	5		6,325
6.00%, 11/01/33	4		4,883
6.00%, 12/01/33	12		40,109
6.00%, 02/01/34	8		9,590
6.00%, 03/01/34	744		2,081,904
6.00%, 04/01/34	6		6,915
6.00%, 05/01/34	364		569,262
6.00%, 08/01/34	398		758,591
6.00%, 09/01/34	4		33,876
6.00%, 10/01/34	3		32,359
6.00%, 11/01/34	195		228,276
6.00%, 12/01/34	3		25,547
6.00%, 01/01/35	51		59,240
6.00%, 02/01/35	2		20,160
6.00%, 04/01/35	4		7,855
6.00%, 06/01/35	16		21,738
6.00%, 07/01/35	80		235,091
6.00%, 09/01/35	26		32,151
6.00%, 10/01/35	18		72,247
6.00%, 12/01/35	37		48,556
6.00%, 01/01/36	3		14,796

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 02/01/36	$4		$4,954
6.00%, 03/01/36	2		2,191
6.00%, 05/01/36	1		58,323
6.00%, 06/01/36	1,034		1,267,565
6.00%, 07/01/36	4		21,914
6.00%, 08/01/36	1,023		1,194,931
6.00%, 10/01/36	4		50,949
6.00%, 11/01/36	38		118,839
6.00%, 12/01/36	13		20,377
6.00%, 01/01/37	5		5,793
6.00%, 02/01/37	21		133,512
6.00%, 03/01/37	44		72,023
6.00%, 04/01/37	1		42,564
6.00%, 06/01/37	10		58,966
6.00%, 07/01/37	1		44,616
6.00%, 08/01/37	4		34,004
6.00%, 09/01/37	4		32,638
6.00%, 10/01/37	3		16,544
6.00%, 11/01/37	2		70,324
6.00%, 12/01/37	5		60,023
6.00%, 01/01/38	22		208,090
6.00%, 02/01/38	5		58,569
6.00%, 03/01/38	603		766,555
6.00%, 04/01/38	56		65,854
6.00%, 05/01/38	342		1,669,757
6.00%, 07/01/38	6		40,127
6.00%, 08/01/38	56		145,126
6.00%, 09/01/38	3		61,955
6.00%, 10/01/38	4		40,084
6.00%, 11/01/38	22		24,836
6.00%, 12/01/38	12		14,248
6.00%, 02/01/39	8		8,720
6.00%, 06/01/39	5,354		6,254,966
6.00%, 09/01/39	3		3,891
6.00%, 10/01/39	349		511,683
6.00%, 04/01/40	72		83,669
6.00%, 09/01/40	8		9,322
6.00%, 10/01/40	29		119,630
6.00%, 07/01/41	1,516		1,776,234
6.00%, 02/01/49	1,304		1,525,374
6.00%, 09/01/49(c)	2,896		3,190,250
6.50%, 07/01/20	0	(b)	8
6.50%, 08/01/23	1		1,592
6.50%, 09/01/23	0	(b)	144
6.50%, 12/01/23	1		1,294
6.50%, 01/01/24	2		2,947
6.50%, 03/01/24	0	(b)	70
6.50%, 04/01/24	0	(b)	151
6.50%, 06/01/24	2		1,620
6.50%, 10/01/24	0	(b)	138
6.50%, 11/01/24	0	(b)	369
6.50%, 06/01/25	0	(b)	362
6.50%, 08/01/25	1		732
6.50%, 10/01/25	0	(b)	443
6.50%, 12/01/25	0	(b)	472
6.50%, 01/01/26	0		3,024
6.50%, 02/01/26	1		627
6.50%, 03/01/26	1		1,702
6.50%, 04/01/26	0	(b)	759
6.50%, 05/01/26	0		1,422

86	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 06/01/26	$0	(b)	$111
6.50%, 09/01/26	5		8,699
6.50%, 11/01/26	1		1,831
6.50%, 03/01/27	0		653
6.50%, 04/01/27	1		565
6.50%, 09/01/27	0	(b)	83
6.50%, 11/01/27	0	(b)	240
6.50%, 12/01/27	2		4,242
6.50%, 01/01/28	1		966
6.50%, 02/01/28	0	(b)	116
6.50%, 04/01/28	1		3,569
6.50%, 05/01/28	1		3,434
6.50%, 08/01/28	0		16,087
6.50%, 09/01/28	0		2,326
6.50%, 10/01/28	0		7,147
6.50%, 11/01/28	0	(b)	1,763
6.50%, 12/01/28	2		3,156
6.50%, 01/01/29	3		4,581
6.50%, 02/01/29	7		9,162
6.50%, 03/01/29	1		8,492
6.50%, 04/01/29	2		3,924
6.50%, 05/01/29	1		3,237
6.50%, 06/01/29	1		22,585
6.50%, 07/01/29	1		6,808
6.50%, 08/01/29	1		645
6.50%, 09/01/29	1		1,322
6.50%, 11/01/29	0	(b)	495
6.50%, 05/01/30	0	(b)	401
6.50%, 10/01/30	0	(b)	178
6.50%, 12/01/30	1		894
6.50%, 01/01/31	0	(b)	169
6.50%, 03/01/31	1		1,664
6.50%, 04/01/31	0		5,174
6.50%, 05/01/31	0		10,283
6.50%, 06/01/31	0	(b)	123
6.50%, 07/01/31	1		7,528
6.50%, 08/01/31	4		6,161
6.50%, 09/01/31	0		5,105
6.50%, 10/01/31	10		15,604
6.50%, 11/01/31	4		4,575
6.50%, 12/01/31	1		7,372
6.50%, 02/01/32	0		5,201
6.50%, 03/01/32	16		25,383
6.50%, 04/01/32	1		1,084
6.50%, 05/01/32	2		16,598
6.50%, 06/01/32	5		6,771
6.50%, 07/01/32	6		17,695
6.50%, 08/01/32	1		34,276
6.50%, 09/01/32	15		27,519
6.50%, 11/01/32	1		726
6.50%, 01/01/33	1		1,304
6.50%, 03/01/33	6		6,365
6.50%, 05/01/33	1		1,845
6.50%, 06/01/33	12		13,245
6.50%, 07/01/33	0	(b)	99
6.50%, 09/01/33	0	(b)	522
6.50%, 11/01/33	8		9,033
6.50%, 01/01/34	16		18,722
6.50%, 03/01/34	1		668
6.50%, 05/01/34	31		36,092

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 08/01/34	$18		$20,599
6.50%, 09/01/34	13		64,610
6.50%, 10/01/34	5		5,994
6.50%, 11/01/34	2		2,301
6.50%, 04/01/35	6		6,771
6.50%, 01/01/36	4		3,792
6.50%, 02/01/36	7		13,743
6.50%, 05/01/36	1		1,130
6.50%, 06/01/36	0		1,121
6.50%, 07/01/36	1		3,752
6.50%, 08/01/36	37		77,446
6.50%, 09/01/36	306		377,046
6.50%, 10/01/36	56		78,445
6.50%, 11/01/36	0		2,159
6.50%, 12/01/36	40		55,305
6.50%, 02/01/37	7		7,940
6.50%, 03/01/37	1		6,436
6.50%, 04/01/37	25		27,095
6.50%, 06/01/37	5		5,201
6.50%, 07/01/37	77		109,757
6.50%, 08/01/37	930		2,911,568
6.50%, 09/01/37	0		24,371
6.50%, 10/01/37	133		217,609
6.50%, 11/01/37	28		52,390
6.50%, 12/01/37	102		124,594
6.50%, 01/01/38	5		5,878
6.50%, 02/01/38	7		14,290
6.50%, 03/01/38	2		43,807
6.50%, 05/01/38	86		110,857
6.50%, 06/01/38	34		37,689
6.50%, 09/01/38	3		14,993
6.50%, 12/01/38	12		13,851
6.50%, 01/01/39	6		14,454
6.50%, 03/01/39	4		11,671
6.50%, 05/01/39	6		7,471
6.50%, 10/01/39	2,370		3,150,806
6.50%, 05/01/40	1,609		1,914,836
7.00%, 06/01/23	0	(b)	30
7.00%, 07/01/23	1		1,324
7.00%, 09/01/23	0	(b)	554
7.00%, 10/01/23	0		1,853
7.00%, 11/01/23	0	(b)	150
7.00%, 12/01/23	0		1,322
7.00%, 01/01/24	0	(b)	295
7.00%, 02/01/24	2		8,389
7.00%, 03/01/24	1		1,384
7.00%, 05/01/24	3		3,036
7.00%, 06/01/24	1		1,342
7.00%, 10/01/24	0	(b)	86
7.00%, 11/01/24	1		1,170
7.00%, 07/01/25	0	(b)	52
7.00%, 08/01/25	0	(b)	594
7.00%, 09/01/25	0	(b)	473
7.00%, 10/01/25	0	(b)	422
7.00%, 11/01/25	0	(b)	33
7.00%, 12/01/25	2		6,826
7.00%, 02/01/26	0		1,482
7.00%, 03/01/26	0		1,391
7.00%, 04/01/26	1		688
7.00%, 05/01/26	0		3,659

SCHEDULE OF INVESTMENTS	87

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 08/01/26	$0	(b)	$479
7.00%, 11/01/26	7		8,030
7.00%, 02/01/27	0	(b)	69
7.00%, 04/01/27	0	(b)	253
7.00%, 07/01/27	0	(b)	478
7.00%, 08/01/27	2		2,323
7.00%, 09/01/27	1		1,977
7.00%, 11/01/27	0	(b)	360
7.00%, 12/01/27	1		629
7.00%, 03/01/28	1		1,476
7.00%, 04/01/28	1		4,160
7.00%, 07/01/28	1		2,019
7.00%, 08/01/28	1		584
7.00%, 01/01/29	1		1,363
7.00%, 02/01/29	0		2,222
7.00%, 05/01/29	2		1,881
7.00%, 06/01/29	1		1,345
7.00%, 07/01/29	0	(b)	260
7.00%, 08/01/29	0		2,276
7.00%, 09/01/29	1		785
7.00%, 10/01/29	0	(b)	492
7.00%, 01/01/30	0	(b)	112
7.00%, 02/01/30	0	(b)	562
7.00%, 09/01/30	1		855
7.00%, 11/01/30	4		4,010
7.00%, 12/01/30	0	(b)	167
7.00%, 02/01/31	0		2,269
7.00%, 03/01/31	0	(b)	77
7.00%, 09/01/31	1		1,954
7.00%, 10/01/31	0	(b)	293
7.00%, 11/01/31	0	(b)	64
7.00%, 12/01/31	2		1,634
7.00%, 03/01/32	8		10,055
7.00%, 04/01/32	48		64,707
7.00%, 05/01/32	7		26,603
7.00%, 07/01/32	1		1,066
7.00%, 08/01/32	2		2,302
7.00%, 10/01/32	1		1,585
7.00%, 12/01/32	14		15,897
7.00%, 09/01/33	3		2,839
7.00%, 01/01/36	4		5,136
7.00%, 07/01/36	2		1,727
7.00%, 08/01/36	2		2,311
7.00%, 01/01/37	4		4,467
7.00%, 03/01/37	5		6,054
7.00%, 04/01/37	861		1,047,537
7.00%, 05/01/37	4		11,276
7.00%, 06/01/37	0		25,910
7.00%, 09/01/37	1		1,335
7.00%, 12/01/37	12		22,158
7.00%, 05/01/38	1		849
7.00%, 12/01/38	2		7,712
7.00%, 01/01/39	1		919
7.50%, 07/01/22	0	(b)	112
7.50%, 08/01/22	0	(b)	48
7.50%, 11/01/22	2		2,217
7.50%, 12/01/22	0	(b)	301
7.50%, 02/01/23	0	(b)	55
7.50%, 06/01/23	0	(b)	181
7.50%, 03/01/24	0	(b)	301

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 04/01/24	$1		$8,786
7.50%, 05/01/24	1		998
7.50%, 06/01/24	0	(b)	127
7.50%, 07/01/24	1		1,028
7.50%, 08/01/24	0	(b)	532
7.50%, 09/01/24	0	(b)	144
7.50%, 09/01/25	0	(b)	627
7.50%, 10/01/25	1		764
7.50%, 11/01/25	1		1,112
7.50%, 12/01/25	0		1,035
7.50%, 05/01/26	0	(b)	301
7.50%, 07/01/26	0	(b)	34
7.50%, 08/01/26	0	(b)	432
7.50%, 01/01/27	0	(b)	39
7.50%, 04/01/27	1		627
7.50%, 07/01/27	1		726
7.50%, 09/01/27	0	(b)	198
7.50%, 11/01/27	0	(b)	332
7.50%, 01/01/28	0	(b)	322
7.50%, 04/01/28	1		825
7.50%, 07/01/29	2		1,758
7.50%, 08/01/29	5		5,211
7.50%, 09/01/29	2		3,059
7.50%, 10/01/29	0	(b)	243
7.50%, 03/01/30	0	(b)	310
7.50%, 05/01/30	0	(b)	226
7.50%, 06/01/30	1		1,019
7.50%, 12/01/30	0		3,615
7.50%, 01/01/31	0	(b)	383
7.50%, 03/01/31	0	(b)	34
7.50%, 05/01/31	8		10,965
7.50%, 06/01/31	1		1,381
7.50%, 07/01/32	0	(b)	232
7.50%, 10/01/32	0		571
7.50%, 03/01/33	3		2,944
7.50%, 06/01/33	0	(b)	467
7.50%, 12/01/37	1		1,017
8.00%, 02/01/22	0	(b)	5
8.00%, 04/01/22	0	(b)	22
8.00%, 11/01/22	0	(b)	14
8.00%, 02/01/23	1		620
8.00%, 10/01/23	1		553
8.00%, 07/01/24	0	(b)	113
8.00%, 09/01/24	0	(b)	164
8.00%, 08/01/25	0		1,524
8.00%, 10/01/25	0	(b)	616
8.00%, 12/01/25	0	(b)	364
8.00%, 01/01/26	1		572
8.00%, 09/01/26	1		1,377
8.00%, 01/01/27	0	(b)	108
8.00%, 07/01/27	1		1,361
8.00%, 08/01/27	0	(b)	325
8.00%, 06/01/28	1		751
8.00%, 07/01/29	1		707
8.00%, 08/01/29	1		2,861
8.00%, 04/01/30	0	(b)	186
8.00%, 06/01/30	0	(b)	438
8.00%, 10/01/30	0	(b)	389
8.00%, 09/01/31	3		3,347
8.00%, 04/01/32	0	(b)	379

88	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.50%, 10/01/22	$0	(b)	$73
8.50%, 11/01/24	0	(b)	2
8.50%, 06/01/25	0	(b)	89
8.50%, 09/01/25	0	(b)	117
8.50%, 12/01/25	0	(b)	292
8.50%, 12/01/26	1		1,023
8.50%, 03/01/27	7		7,495
8.50%, 02/01/28	2		2,302
8.50%, 08/01/29	1		593
8.50%, 04/01/30	1		1,799
8.50%, 05/01/32	4		5,193
9.00%, 05/01/21	0	(b)	62
9.00%, 07/01/22	0	(b)	19
9.00%, 01/01/23	0	(b)	75
9.00%, 12/01/24	0	(b)	85
9.00%, 11/01/26	0	(b)	24
9.00%, 06/01/27	0	(b)	501
9.00%, 06/01/30	0	(b)	297
9.00%, 09/01/30	1		569
9.00%, 10/01/30	0	(b)	117
9.50%, 11/01/19	0	(b)	1
9.50%, 01/01/20	0	(b)	1
9.50%, 08/01/20	0	(b)	24
9.50%, 01/01/21	0	(b)	3
10.00%, 01/01/20	0	(b)	1
Government National Mortgage Association 2.50%, 03/20/27	110		112,043
2.50%, 08/20/27	141		144,027
2.50%, 09/20/27	171		174,420
2.50%, 01/20/28	577		587,976
2.50%, 04/20/28	323		328,550
2.50%, 11/20/30	256		259,948
2.50%, 04/20/32	808		817,559
2.50%, 03/15/43	85		87,082
2.50%, 03/20/43	369		376,696
2.50%, 04/15/43	41		42,245
2.50%, 01/20/45	36		36,671
2.50%, 04/15/45	115		117,702
2.50%, 06/15/45	89		90,616
2.50%, 09/15/46	40		40,938
2.50%, 10/15/46	421		428,132
2.50%, 11/20/46	643		654,854
2.50%, 12/20/46	167		170,399
2.50%, 01/20/47	14,470		14,730,706
2.50%, 11/20/47	217		220,228
2.50%, 08/20/49	4,000		4,065,815
2.50%, 09/01/49(c)	21,673		22,015,749
3.00%, 01/20/27	412		424,741
3.00%, 04/15/27	185		190,101
3.00%, 04/20/27	224		231,337
3.00%, 05/20/27	9,477		9,768,693
3.00%, 07/15/27	4,844		4,988,171
3.00%, 09/15/27	49		50,540
3.00%, 09/20/27	339		349,051
3.00%, 10/15/27	1,217		1,253,281
3.00%, 11/20/27	51		52,806
3.00%, 01/20/28	49		50,702
3.00%, 09/20/28	130		133,634
3.00%, 10/20/28	179		184,706
3.00%, 11/20/28	464		477,714

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/20/29	$134	$138,515
3.00%, 05/20/29	370	381,173
3.00%, 10/20/30	47	48,306
3.00%, 12/20/31	513	527,593
3.00%, 01/20/42	33	34,251
3.00%, 04/15/42	563	599,938
3.00%, 07/20/42	408	423,664
3.00%, 08/15/42	667	691,162
3.00%, 08/20/42	409	425,071
3.00%, 09/15/42	311	560,607
3.00%, 09/20/42	1,145	1,189,515
3.00%, 10/15/42	1,056	1,143,339
3.00%, 10/20/42	509	528,285
3.00%, 11/20/42	849	881,553
3.00%, 12/15/42	411	425,766
3.00%, 12/20/42	3,041	3,158,740
3.00%, 01/20/43	21,780	22,625,239
3.00%, 02/15/43	753	779,739
3.00%, 02/20/43	451	468,015
3.00%, 03/15/43	27	28,183
3.00%, 04/15/43	45	609,884
3.00%, 05/15/43	33	307,381
3.00%, 06/15/43	11	167,828
3.00%, 07/15/43	153	188,818
3.00%, 09/15/43	73	76,122
3.00%, 09/20/43	2,473	2,567,137
3.00%, 11/20/43	86	88,968
3.00%, 12/20/43	24	25,252
3.00%, 01/15/44	552	572,183
3.00%, 01/20/44	7,270	7,546,176
3.00%, 02/20/44	2,055	2,132,896
3.00%, 03/20/44	2,297	2,384,521
3.00%, 04/20/44	43	44,439
3.00%, 05/15/44	31	31,877
3.00%, 06/20/44	418	434,116
3.00%, 07/20/44	1,628	1,686,848
3.00%, 08/20/44	51,318	53,175,666
3.00%, 09/20/44	1,984	2,055,310
3.00%, 10/15/44	1,942	2,216,287
3.00%, 10/20/44	8,244	8,557,325
3.00%, 12/20/44	64	66,473
3.00%, 01/20/45	96	98,967
3.00%, 03/15/45	62	129,077
3.00%, 03/20/45	59	60,937
3.00%, 04/20/45	895	926,255
3.00%, 05/15/45	2,953	3,053,773
3.00%, 05/20/45	19,335	20,020,117
3.00%, 07/15/45	65	114,718
3.00%, 07/20/45	1,606	1,663,245
3.00%, 08/15/45	6,753	6,975,802
3.00%, 08/20/45	86,237	89,291,130
3.00%, 10/20/45	10,563	18,171,284
3.00%, 11/20/45	5,643	5,843,243
3.00%, 12/20/45	5,861	6,068,416
3.00%, 01/20/46	1,078	1,115,827
3.00%, 02/20/46	35,795	37,063,001
3.00%, 04/20/46	16,396	16,938,438
3.00%, 05/20/46	29,848	30,835,893
3.00%, 06/20/46	35,262	36,428,370
3.00%, 07/15/46	840	869,568

SCHEDULE OF INVESTMENTS	89

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/20/46	$58,096	$60,018,849
3.00%, 08/20/46	99,094	102,373,551
3.00%, 09/20/46	72,553	74,953,421
3.00%, 10/20/46	24,416	25,223,596
3.00%, 11/15/46	281	291,079
3.00%, 11/20/46	17,277	17,848,631
3.00%, 12/15/46	7,673	11,682,040
3.00%, 12/20/46	99,836	103,140,075
3.00%, 01/20/47	58,798	60,743,312
3.00%, 02/15/47	12,922	22,004,271
3.00%, 02/20/47	18,402	19,011,204
3.00%, 03/20/47	49,911	51,562,871
3.00%, 04/20/47	2,953	3,047,703
3.00%, 06/15/47	243	251,624
3.00%, 06/20/47	4,506	4,651,298
3.00%, 07/20/47	7,879	8,132,590
3.00%, 08/20/47	3,064	3,162,288
3.00%, 09/15/47	148	153,443
3.00%, 09/20/47	22,803	23,537,125
3.00%, 11/20/47	55,314	57,093,611
3.00%, 12/15/47	49	50,940
3.00%, 12/20/47	75	77,212
3.00%, 01/20/48	7,136	7,365,372
3.00%, 02/20/48	5,621	7,996,859
3.00%, 03/20/48	8,441	8,712,131
3.00%, 04/20/48	5,099	5,262,564
3.00%, 05/20/48	6,645	6,858,404
3.00%, 09/20/48	5,049	5,211,764
3.00%, 10/20/48	4,258	4,395,126
3.00%, 11/20/48	7,212	7,443,526
3.00%, 12/20/48	4,971	5,130,607
3.00%, 01/20/49	1,673	1,727,222
3.00%, 02/20/49	1,853	1,912,166
3.00%, 05/20/49	998	1,029,803
3.00%, 06/20/49	1,332	1,373,673
3.00%, 07/20/49	717	739,645
3.00%, 09/01/49(c)	59,182	61,018,722
3.50%, 08/15/24	691	717,246
3.50%, 12/15/25	17	17,808
3.50%, 02/15/26	95	393,411
3.50%, 05/15/26	53	54,904
3.50%, 12/20/26	220	228,631
3.50%, 03/20/27	41	42,139
3.50%, 04/20/27	117	121,900
3.50%, 01/20/29	25	26,419
3.50%, 07/15/29	385	400,692
3.50%, 02/20/31	88	90,285
3.50%, 01/15/41	42	44,191
3.50%, 01/20/41	192	201,991
3.50%, 09/15/41	466	491,379
3.50%, 10/15/41	59	62,130
3.50%, 11/15/41	143	150,618
3.50%, 11/20/41	142	149,385
3.50%, 12/15/41	4,631	4,984,406
3.50%, 01/15/42	246	399,851
3.50%, 01/20/42	311	327,930
3.50%, 02/15/42	142	592,991
3.50%, 02/20/42	190	200,359
3.50%, 03/15/42	42	523,201
3.50%, 03/20/42	25,943	27,407,466

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/15/42	$651	$1,719,574
3.50%, 05/15/42	503	1,327,410
3.50%, 06/15/42	355	374,902
3.50%, 07/15/42	23	892,319
3.50%, 08/15/42	65	79,104
3.50%, 08/20/42	489	1,842,907
3.50%, 09/15/42	817	3,020,523
3.50%, 09/20/42	34,318	36,256,110
3.50%, 10/15/42	580	2,234,762
3.50%, 10/20/42	35,852	37,875,819
3.50%, 11/15/42	1,004	1,666,511
3.50%, 11/20/42	35,789	37,810,108
3.50%, 12/20/42	26,984	28,507,107
3.50%, 01/15/43	268	579,297
3.50%, 01/20/43	2,422	4,059,882
3.50%, 02/15/43	179	189,035
3.50%, 03/15/43	167	14,017,452
3.50%, 03/20/43	83	87,476
3.50%, 04/15/43	71	170,753
3.50%, 04/20/43	1,575	3,235,442
3.50%, 05/15/43	960	1,959,632
3.50%, 06/15/43	373	13,919,286
3.50%, 10/15/43	188	198,238
3.50%, 10/20/43	3,419	3,600,133
3.50%, 01/20/44	8	8,817
3.50%, 02/20/44	389	2,061,194
3.50%, 04/20/44	758	797,034
3.50%, 07/15/44	67	70,441
3.50%, 09/15/44	361	640,966
3.50%, 09/20/44	22,379	23,518,476
3.50%, 10/20/44	3,226	3,401,057
3.50%, 12/15/44	329	343,976
3.50%, 12/20/44	2,319	2,436,729
3.50%, 01/15/45	137	144,142
3.50%, 03/15/45	122	301,895
3.50%, 04/15/45	55	70,731
3.50%, 04/20/45	31,209	32,684,692
3.50%, 05/20/45	231	241,427
3.50%, 09/20/45	7,823	8,279,489
3.50%, 10/20/45	660	690,908
3.50%, 11/20/45	29,037	30,409,731
3.50%, 12/20/45	22,819	23,898,419
3.50%, 01/20/46	1,357	1,421,002
3.50%, 02/20/46	939	983,656
3.50%, 03/20/46	57,060	59,655,482
3.50%, 04/20/46	34,552	36,123,049
3.50%, 05/20/46	5,719	5,979,236
3.50%, 06/15/46	1,666	1,737,695
3.50%, 06/20/46	98,720	103,210,140
3.50%, 07/15/46	4,642	6,012,063
3.50%, 07/20/46	9,307	9,729,930
3.50%, 08/15/46	721	752,432
3.50%, 08/20/46	312	325,905
3.50%, 09/15/46	6,105	6,368,125
3.50%, 09/20/46	19,390	20,272,207
3.50%, 10/20/46	1,173	1,225,992
3.50%, 11/20/46	14,550	16,857,425
3.50%, 12/20/46	28,685	29,989,348
3.50%, 01/20/47	84,602	88,450,020
3.50%, 02/20/47	186,709	195,200,535

90	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/20/47	$55,618	$57,883,772
3.50%, 04/20/47	30,391	37,146,862
3.50%, 05/20/47	3,251	3,383,622
3.50%, 06/15/47	1,648	1,717,380
3.50%, 06/20/47	14,550	15,142,918
3.50%, 07/20/47	2,092	4,171,737
3.50%, 08/20/47	35,029	55,590,427
3.50%, 09/15/47	1,840	1,917,499
3.50%, 09/20/47	60,254	102,026,079
3.50%, 10/15/47	2,542	3,187,614
3.50%, 10/20/47	38,325	63,987,004
3.50%, 11/15/47	69	72,337
3.50%, 11/20/47	52,859	55,011,944
3.50%, 12/15/47	26,203	45,162,860
3.50%, 12/20/47	25,469	38,495,188
3.50%, 01/15/48	9,528	9,929,919
3.50%, 01/20/48	23,737	47,038,771
3.50%, 02/15/48	926	964,775
3.50%, 02/20/48	2,821	34,005,282
3.50%, 03/20/48	37,577	39,034,423
3.50%, 04/15/48	4,623	4,817,338
3.50%, 04/20/48	2,726	26,807,133
3.50%, 05/15/48	320	333,875
3.50%, 05/20/48	286	297,243
3.50%, 06/20/48	1,019	1,058,864
3.50%, 07/20/48	16,995	17,654,123
3.50%, 08/20/48	20,451	21,244,256
3.50%, 09/15/48	1,292	1,369,319
3.50%, 09/20/48	5,310	7,867,710
3.50%, 12/20/48	3,214	3,338,543
3.50%, 01/20/49	12,084	12,575,772
3.50%, 04/20/49	3,944	4,104,069
3.50%, 06/20/49	4,184	5,488,951
3.50%, 07/20/49	18,584	19,335,986
3.50%, 09/01/49(c)	357,795	371,771,367
4.00%, 07/15/24	35	36,246
4.00%, 08/15/24	71	74,241
4.00%, 12/15/24	55	57,771
4.00%, 11/15/25	77	79,972
4.00%, 05/15/26	61	64,185
4.00%, 07/20/26	33	34,481
4.00%, 06/15/39	171	180,670
4.00%, 07/20/40	101	107,914
4.00%, 08/15/40	86	91,544
4.00%, 09/15/40	5	381,534
4.00%, 10/15/40	50	267,452
4.00%, 11/15/40	107	261,658
4.00%, 11/20/40	320	487,352
4.00%, 12/15/40	79	107,544
4.00%, 01/15/41	75	558,892
4.00%, 01/20/41	154	164,540
4.00%, 02/15/41	1,033	5,359,040
4.00%, 03/15/41	1,209	1,294,077
4.00%, 04/15/41	2,782	3,973,317
4.00%, 05/15/41	720	945,309
4.00%, 06/15/41	1	990
4.00%, 07/15/41	1,721	2,040,930
4.00%, 07/20/41	43	46,329
4.00%, 08/15/41	24	129,056
4.00%, 08/20/41	81	85,882

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/15/41	$167	$589,985
4.00%, 09/20/41	250	266,130
4.00%, 10/15/41	29	89,842
4.00%, 11/15/41	44	47,437
4.00%, 11/20/41	636	678,406
4.00%, 12/15/41	1,223	1,469,580
4.00%, 12/20/41	199	212,322
4.00%, 01/15/42	747	870,847
4.00%, 01/20/42	625	666,311
4.00%, 02/15/42	678	3,536,939
4.00%, 02/20/42	248	264,670
4.00%, 03/15/42	5,154	5,999,586
4.00%, 04/15/42	3,422	3,746,674
4.00%, 05/15/42	997	1,069,625
4.00%, 05/20/42	16	16,807
4.00%, 06/20/42	22	23,398
4.00%, 07/20/42	403	429,534
4.00%, 08/15/42	1,301	1,396,285
4.00%, 10/15/42	535	573,758
4.00%, 11/20/42	813	867,400
4.00%, 04/20/43	387	412,622
4.00%, 05/15/43	55	58,389
4.00%, 06/20/43	62	66,104
4.00%, 08/15/43	10	10,740
4.00%, 09/15/43	235	250,505
4.00%, 09/20/43	68	72,808
4.00%, 11/15/43	42	44,529
4.00%, 03/15/44	113	337,849
4.00%, 03/20/44	636	675,568
4.00%, 04/15/44	17	18,477
4.00%, 04/20/44	1,049	1,113,570
4.00%, 05/15/44	248	262,188
4.00%, 07/15/44	87	92,234
4.00%, 07/20/44	1,118	1,186,640
4.00%, 08/15/44	35	36,771
4.00%, 08/20/44	5,295	5,620,936
4.00%, 09/15/44	245	280,658
4.00%, 10/20/44	12,301	13,058,587
4.00%, 01/15/45	54	56,642
4.00%, 01/20/45	12,583	13,358,073
4.00%, 02/15/45	9	9,410
4.00%, 03/15/45	107	113,458
4.00%, 04/15/45	39	41,468
4.00%, 04/20/45	495	534,861
4.00%, 05/15/45	111	118,394
4.00%, 06/15/45	33	34,767
4.00%, 06/20/45	604	639,735
4.00%, 07/15/45	104	156,578
4.00%, 08/15/45	118	137,767
4.00%, 08/20/45	2,042	2,163,060
4.00%, 09/15/45	281	626,273
4.00%, 09/20/45	22,664	25,197,634
4.00%, 10/20/45	958	1,014,609
4.00%, 11/15/45	181	191,752
4.00%, 11/20/45	1,493	1,581,565
4.00%, 01/20/46	3,974	4,209,663
4.00%, 03/20/46	25,385	26,893,270
4.00%, 04/20/46	14,936	15,823,421
4.00%, 05/15/46	22	23,535
4.00%, 07/20/46	3,583	3,773,687

SCHEDULE OF INVESTMENTS	91

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/20/46	$6,825	$7,187,995
4.00%, 10/15/46	269	284,477
4.00%, 11/20/46	13,360	14,069,899
4.00%, 12/15/46	4,361	4,821,703
4.00%, 12/20/46	7,010	7,383,075
4.00%, 01/20/47	23,298	24,536,061
4.00%, 03/20/47	889	936,114
4.00%, 04/20/47	59,880	63,014,463
4.00%, 07/20/47	23,754	24,997,135
4.00%, 08/20/47	21,584	30,660,723
4.00%, 09/20/47	1,852	1,948,436
4.00%, 10/15/47	180	189,908
4.00%, 10/20/47	5,277	5,552,840
4.00%, 11/20/47	110,322	116,098,005
4.00%, 12/20/47	14,447	20,241,354
4.00%, 01/20/48	16,023	24,631,999
4.00%, 02/20/48	707	743,513
4.00%, 03/20/48	114,647	124,705,771
4.00%, 04/20/48	34,151	44,622,370
4.00%, 05/15/48	368	387,296
4.00%, 05/20/48	24,106	33,489,349
4.00%, 06/20/48	41,892	50,804,377
4.00%, 07/20/48	7,655	7,974,350
4.00%, 08/20/48	79,518	82,833,748
4.00%, 09/20/48	65,343	68,067,402
4.00%, 10/20/48	8,541	8,896,714
4.00%, 11/20/48	6,758	23,204,036
4.00%, 12/20/48	21,053	21,930,517
4.00%, 02/20/49	1,462	1,522,580
4.00%, 04/20/49	10,266	10,728,884
4.00%, 06/15/49	35,901	42,948,033
4.00%, 06/20/49	3,908	4,124,006
4.00%, 07/20/49	24,030	47,503,469
4.00%, 09/01/49(c)	141,423	147,408,097
4.50%, 04/20/26	31	32,499
4.50%, 07/15/33	3	2,824
4.50%, 08/15/33	7	37,440
4.50%, 11/20/33	5	5,098
4.50%, 06/15/34	5	5,331
4.50%, 01/15/35	2	1,876
4.50%, 06/20/35	28	30,321
4.50%, 08/15/35	8	13,798
4.50%, 10/15/35	3	3,338
4.50%, 03/15/39	12	199,541
4.50%, 03/20/39	83	89,550
4.50%, 04/15/39	463	805,876
4.50%, 05/15/39	9	226,101
4.50%, 06/15/39	3	217,546
4.50%, 07/15/39	892	1,180,531
4.50%, 08/15/39	655	3,494,792
4.50%, 09/15/39	31	59,053
4.50%, 10/15/39	11	11,914
4.50%, 11/15/39	14	130,927
4.50%, 11/20/39	1,083	1,162,144
4.50%, 12/15/39	14	176,689
4.50%, 01/15/40	261	346,884
4.50%, 01/20/40	1,196	1,283,789
4.50%, 02/15/40	27	360,179
4.50%, 03/15/40	16	184,402
4.50%, 04/15/40	29	90,193

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 05/15/40	$22	$52,970
4.50%, 05/20/40	194	208,683
4.50%, 06/15/40	884	6,320,371
4.50%, 07/15/40	2,628	3,016,148
4.50%, 08/15/40	6,873	10,202,964
4.50%, 08/20/40	1,915	2,059,740
4.50%, 09/15/40	214	405,427
4.50%, 10/15/40	175	189,254
4.50%, 10/20/40	4,991	5,368,659
4.50%, 12/15/40	40	42,822
4.50%, 01/15/41	19	19,991
4.50%, 01/20/41	187	201,692
4.50%, 02/15/41	18	19,656
4.50%, 02/20/41	78	83,430
4.50%, 03/15/41	59	247,461
4.50%, 03/20/41	287	308,092
4.50%, 04/15/41	77	164,760
4.50%, 04/20/41	4,522	11,267,665
4.50%, 05/15/41	22	131,411
4.50%, 06/15/41	78	111,008
4.50%, 06/20/41	6,446	6,928,931
4.50%, 07/15/41	49	102,284
4.50%, 07/20/41	589	642,272
4.50%, 08/15/41	9	104,512
4.50%, 08/20/41	117	125,672
4.50%, 09/15/41	49	63,336
4.50%, 09/20/41	3,268	3,512,837
4.50%, 11/20/41	3,429	3,685,428
4.50%, 12/20/41	108	116,038
4.50%, 01/20/42	214	229,648
4.50%, 02/20/42	111	119,293
4.50%, 03/20/42	28	30,092
4.50%, 04/20/42	51	54,730
4.50%, 05/20/42	41	43,695
4.50%, 08/20/43	26	28,274
4.50%, 09/20/43	94	100,625
4.50%, 08/20/44	51	54,956
4.50%, 09/20/44	324	347,669
4.50%, 10/20/44	229	245,059
4.50%, 11/20/44	362	387,642
4.50%, 06/20/45	392	420,389
4.50%, 09/15/45	77	82,256
4.50%, 10/15/45	53	55,939
4.50%, 10/20/45	139	148,844
4.50%, 11/20/45	7,908	8,476,339
4.50%, 12/20/45	427	458,127
4.50%, 02/15/46	576	627,381
4.50%, 02/20/46	2,052	2,199,219
4.50%, 05/20/46	320	342,913
4.50%, 07/20/46	778	834,108
4.50%, 08/15/46	86	91,617
4.50%, 09/15/46	271	288,267
4.50%, 09/20/46	1,221	1,311,730
4.50%, 10/15/46	65	68,972
4.50%, 10/20/46	4,549	4,889,844
4.50%, 11/20/46	1,384	1,487,453
4.50%, 02/20/47	841	889,955
4.50%, 04/20/47	1,233	1,304,753
4.50%, 05/20/47	4,035	4,271,630
4.50%, 06/15/47	40	184,666

92	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/20/47	$3,547	$3,754,292
4.50%, 08/15/47	81	164,297
4.50%, 10/20/47	6,233	8,255,923
4.50%, 01/20/48	718	755,728
4.50%, 02/20/48	11,994	12,627,819
4.50%, 03/20/48	6,556	6,902,741
4.50%, 04/20/48	36,677	38,614,849
4.50%, 06/20/48	80,481	84,136,261
4.50%, 07/20/48	51,043	53,361,093
4.50%, 08/20/48	34,378	35,939,060
4.50%, 11/20/48	1,313	1,958,523
4.50%, 12/20/48	2,833	37,272,882
4.50%, 01/20/49	7,355	7,688,940
4.50%, 02/20/49	22,835	27,113,771
4.50%, 03/20/49	14,404	15,057,751
4.50%, 04/20/49	1,783	1,907,761
4.50%, 05/20/49	5,042	5,450,344
4.50%, 07/20/49	46,661	49,199,854
4.50%, 09/01/49(c)	16,150	150,760,637
5.00%, 11/15/24	491	520,064
5.00%, 03/15/33	7	7,832
5.00%, 05/20/33	352	377,795
5.00%, 06/15/33	2	12,739
5.00%, 07/15/33	4	46,717
5.00%, 08/15/33	101	161,872
5.00%, 09/15/33	28	95,477
5.00%, 10/15/33	26	56,163
5.00%, 01/15/34	1	1,438
5.00%, 01/20/34	3	3,525
5.00%, 02/15/34	57	62,038
5.00%, 04/15/34	5	5,123
5.00%, 05/15/34	3	6,725
5.00%, 06/15/34	4	46,069
5.00%, 07/15/34	21	22,541
5.00%, 12/15/34	4	4,042
5.00%, 01/15/35	3	22,300
5.00%, 03/15/35	1	1,519
5.00%, 05/15/35	4	4,540
5.00%, 07/20/35	1,479	1,592,041
5.00%, 08/15/35	34	48,649
5.00%, 09/15/35	11	16,740
5.00%, 10/15/35	28	111,192
5.00%, 11/15/35	6	22,127
5.00%, 12/15/35	15	16,543
5.00%, 04/20/36	48	51,692
5.00%, 09/15/36	35	38,431
5.00%, 12/15/36	5,817	6,386,392
5.00%, 04/20/37	2	2,467
5.00%, 12/15/37	2	2,500
5.00%, 01/15/38	1	1,562
5.00%, 02/15/38	1	760
5.00%, 03/15/38	1	850
5.00%, 03/20/38	12	12,430
5.00%, 04/15/38	2	33,550
5.00%, 04/20/38	293	315,648
5.00%, 05/15/38	51	143,752
5.00%, 05/20/38	3	3,592
5.00%, 06/15/38	13	55,343
5.00%, 06/20/38	28	29,970
5.00%, 07/15/38	4	7,558

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/15/38	$62	$74,383
5.00%, 08/20/38	21	22,200
5.00%, 10/15/38	18	24,188
5.00%, 10/20/38	31	33,776
5.00%, 12/15/38	2	20,679
5.00%, 01/15/39	1,654	2,502,310
5.00%, 02/15/39	65	573,734
5.00%, 03/15/39	94	139,179
5.00%, 04/15/39	8	113,072
5.00%, 05/15/39	6	28,126
5.00%, 05/20/39	12	13,383
5.00%, 06/15/39	73	197,903
5.00%, 06/20/39	57	61,877
5.00%, 07/15/39	5,472	6,407,214
5.00%, 08/15/39	88	188,594
5.00%, 09/15/39	3	691,729
5.00%, 10/15/39	25	72,152
5.00%, 10/20/39	1,899	2,051,645
5.00%, 11/15/39	5	123,731
5.00%, 12/15/39	38	40,721
5.00%, 02/15/40	35	668,543
5.00%, 03/15/40	79	84,143
5.00%, 04/15/40	29	31,445
5.00%, 05/15/40	1,088	1,519,532
5.00%, 05/20/40	26	27,989
5.00%, 06/15/40	8	271,583
5.00%, 06/20/40	68	73,820
5.00%, 07/15/40	74	80,994
5.00%, 07/20/40	7,096	7,723,959
5.00%, 08/15/40	22	23,670
5.00%, 08/20/40	2,047	2,228,530
5.00%, 12/15/40	150	164,000
5.00%, 01/20/41	120	130,679
5.00%, 02/20/41	56	60,488
5.00%, 04/15/41	25	27,165
5.00%, 04/20/41	3	2,992
5.00%, 05/20/41	79	86,120
5.00%, 06/20/41	17	18,161
5.00%, 07/20/41	20	21,265
5.00%, 09/20/41	27	29,072
5.00%, 10/20/41	17	19,035
5.00%, 11/20/41	5,678	6,133,445
5.00%, 12/20/41	40	43,364
5.00%, 02/20/42	192	207,543
5.00%, 03/20/42	30	32,725
5.00%, 07/20/42	1,055	1,139,957
5.00%, 08/20/42	61	65,593
5.00%, 10/20/42	4	4,312
5.00%, 01/20/43	319	344,380
5.00%, 04/20/43	72	77,571
5.00%, 05/20/43	51	55,030
5.00%, 11/20/43	180	196,798
5.00%, 01/20/44	264	287,492
5.00%, 03/15/44	4,846	5,361,130
5.00%, 05/20/44	506	550,595
5.00%, 06/20/44	73	79,356
5.00%, 07/20/44	406	442,513
5.00%, 08/20/44	198	215,436
5.00%, 12/20/44	610	664,216
5.00%, 04/20/45	261	283,574

SCHEDULE OF INVESTMENTS	93

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 09/20/45	$20	$21,314
5.00%, 10/20/45	74	80,658
5.00%, 02/20/46	1,508	1,643,085
5.00%, 04/20/46	272	295,936
5.00%, 05/20/46	27	28,897
5.00%, 07/20/46	28	30,909
5.00%, 04/20/47	347	365,978
5.00%, 07/15/47	669	732,018
5.00%, 08/15/47	360	387,901
5.00%, 03/20/48	2,019	2,128,050
5.00%, 04/20/48	14,603	15,336,212
5.00%, 05/20/48	6,564	6,893,807
5.00%, 08/20/48	3,495	6,298,145
5.00%, 09/20/48	2,523	6,420,515
5.00%, 11/20/48	16,844	37,461,916
5.00%, 12/20/48	4,320	5,947,582
5.00%, 01/20/49	11,394	11,959,358
5.00%, 02/20/49	4,637	4,867,362
5.00%, 04/20/49	3,959	4,155,206
5.00%, 05/20/49	7,425	7,793,020
5.00%, 09/01/49(c)	49,446	51,941,478
5.50%, 01/15/24	16	17,323
5.50%, 12/15/31	11	45,700
5.50%, 01/15/32	2	1,993
5.50%, 05/20/32	1	1,077
5.50%, 10/15/32	3	3,592
5.50%, 11/15/32	3	3,175
5.50%, 01/15/33	2	10,775
5.50%, 02/15/33	5	22,150
5.50%, 03/15/33	9	42,736
5.50%, 04/15/33	22	50,525
5.50%, 05/15/33	18	56,859
5.50%, 06/15/33	1	6,886
5.50%, 07/15/33	3	17,408
5.50%, 08/15/33	3	74,994
5.50%, 09/15/33	18	20,801
5.50%, 10/15/33	8	9,133
5.50%, 11/15/33	6	66,109
5.50%, 12/15/33	8	14,137
5.50%, 01/15/34	2	54,162
5.50%, 02/15/34	1	1,583
5.50%, 03/15/34	12	21,980
5.50%, 04/15/34	9	34,656
5.50%, 05/15/34	12	74,617
5.50%, 06/15/34	18	36,579
5.50%, 07/15/34	19	21,845
5.50%, 10/15/34	3	8,679
5.50%, 11/15/34	26	29,605
5.50%, 11/20/34	1,762	2,017,733
5.50%, 12/15/34	8	9,029
5.50%, 02/15/35	50	57,249
5.50%, 03/15/35	2	41,581
5.50%, 04/15/35	8	36,478
5.50%, 05/15/35	13	30,974
5.50%, 06/15/35	29	37,032
5.50%, 07/15/35	18	31,016
5.50%, 08/15/35	8	9,551
5.50%, 09/15/35	6	32,300
5.50%, 10/15/35	10	20,024
5.50%, 11/15/35	2	6,958

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 12/15/35	$3	$23,334
5.50%, 01/15/36	8	9,126
5.50%, 02/15/36	4	4,240
5.50%, 03/15/36	1,299	1,557,741
5.50%, 03/20/36	367	417,288
5.50%, 04/15/36	6	10,230
5.50%, 07/15/36	2	2,311
5.50%, 07/20/36	485	551,010
5.50%, 11/20/36	1	983
5.50%, 12/15/36	11	12,628
5.50%, 01/15/37	1	643
5.50%, 03/15/37	88	98,139
5.50%, 04/15/37	30	34,591
5.50%, 05/15/37	4	4,015
5.50%, 07/15/37	5	5,137
5.50%, 01/15/38	2	2,748
5.50%, 01/20/38	2	1,819
5.50%, 02/15/38	8	25,080
5.50%, 03/15/38	5	5,894
5.50%, 05/15/38	12	29,314
5.50%, 06/15/38	6	230,481
5.50%, 06/20/38	1,981	2,262,609
5.50%, 07/15/38	5	56,028
5.50%, 07/20/38	23	25,690
5.50%, 08/15/38	69	150,767
5.50%, 09/15/38	16	31,147
5.50%, 09/20/38	15	17,383
5.50%, 10/15/38	1,189	1,419,053
5.50%, 10/20/38	55	69,762
5.50%, 11/15/38	17	43,175
5.50%, 11/20/38	1	1,354
5.50%, 12/15/38	7	24,199
5.50%, 12/20/38	52	59,864
5.50%, 01/15/39	5	125,805
5.50%, 01/20/39	24	27,479
5.50%, 02/15/39	9	9,817
5.50%, 02/20/39	93	106,879
5.50%, 03/20/39	1,395	1,599,988
5.50%, 04/15/39	16	17,678
5.50%, 05/15/39	3	3,813
5.50%, 11/15/39	8	9,733
5.50%, 12/15/39	349	402,389
5.50%, 01/15/40	2,761	3,198,270
5.50%, 03/15/40	47	53,876
5.50%, 04/15/40	138	156,502
5.50%, 07/15/40	4	4,371
5.50%, 07/20/40	2,872	3,358,547
5.50%, 11/15/40	25	29,216
5.50%, 12/20/40	13	15,539
5.50%, 04/20/41	50	58,570
5.50%, 10/20/41	45	52,115
5.50%, 11/20/41	45	52,509
5.50%, 01/20/42	10	11,369
5.50%, 07/20/42	15	17,273
5.50%, 11/20/42	112	129,815
5.50%, 06/20/43	265	306,145
5.50%, 07/20/43	63	72,375
5.50%, 04/20/44	82	94,769
5.50%, 08/20/44	76	86,798
5.50%, 01/20/47	51	57,612

94	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 02/20/47	$64		$73,076
5.50%, 03/20/48	180		199,818
5.50%, 04/20/48	298		327,261
5.50%, 11/20/48	3,908		4,154,368
6.00%, 01/15/24	3		2,790
6.00%, 04/15/26	0		2,074
6.00%, 05/15/26	3		2,698
6.00%, 04/15/28	1		916
6.00%, 05/15/28	3		3,304
6.00%, 07/20/28	0	(b)	370
6.00%, 09/15/28	0	(b)	310
6.00%, 09/20/28	1		633
6.00%, 10/15/28	0	(b)	484
6.00%, 12/15/28	1		1,742
6.00%, 01/15/29	10		20,357
6.00%, 02/15/29	1		42,915
6.00%, 03/15/29	1		1,349
6.00%, 04/15/29	0		7,604
6.00%, 05/15/29	3		3,670
6.00%, 05/20/29	1		1,584
6.00%, 06/15/29	4		4,709
6.00%, 07/15/29	0	(b)	380
6.00%, 08/20/29	0	(b)	329
6.00%, 01/15/30	0	(b)	75
6.00%, 06/15/31	1		1,015
6.00%, 10/15/31	5		5,713
6.00%, 11/15/31	2		2,468
6.00%, 12/15/31	5		7,041
6.00%, 01/15/32	1		813
6.00%, 02/15/32	0		8,543
6.00%, 03/15/32	2		2,360
6.00%, 04/15/32	7		8,300
6.00%, 05/15/32	0		3,372
6.00%, 06/15/32	2		2,410
6.00%, 07/15/32	2		2,798
6.00%, 08/15/32	6		8,226
6.00%, 09/15/32	9		10,650
6.00%, 10/15/32	1		19,293
6.00%, 12/15/32	1		71,254
6.00%, 01/15/33	3		5,025
6.00%, 02/15/33	8		18,157
6.00%, 04/15/33	3		3,084
6.00%, 06/15/33	18		20,024
6.00%, 08/15/33	2		1,971
6.00%, 09/15/33	26		98,194
6.00%, 11/15/33	11		12,866
6.00%, 12/15/33	19		113,873
6.00%, 07/15/34	10		11,340
6.00%, 08/15/34	7		8,453
6.00%, 09/15/34	5		6,016
6.00%, 10/15/34	26		29,985
6.00%, 11/15/34	1		1,507
6.00%, 09/15/35	4		4,004
6.00%, 11/15/35	5		6,155
6.00%, 12/15/35	22		30,317
6.00%, 01/15/36	3		3,970
6.00%, 01/20/36	5		6,381
6.00%, 04/15/36	10		11,497
6.00%, 06/15/36	17		19,154
6.00%, 07/15/36	5		8,837

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 08/15/36	$21		$31,499
6.00%, 10/15/36	2		6,432
6.00%, 11/15/36	3		30,048
6.00%, 01/15/37	25		41,454
6.00%, 01/20/37	2		2,811
6.00%, 02/15/37	2		2,497
6.00%, 03/15/37	2,613		3,055,199
6.00%, 04/15/37	34		52,803
6.00%, 05/15/37	1		44,361
6.00%, 06/15/37	4		6,121
6.00%, 08/15/37	2		2,077
6.00%, 09/15/37	8		8,313
6.00%, 10/20/37	42		49,219
6.00%, 11/15/37	2		2,019
6.00%, 11/20/37	39		45,194
6.00%, 12/15/37	6		11,388
6.00%, 01/15/38	17		49,014
6.00%, 02/15/38	1		22,067
6.00%, 03/15/38	4		8,253
6.00%, 05/15/38	1		29,048
6.00%, 06/15/38	8		9,815
6.00%, 06/20/38	29		33,599
6.00%, 08/15/38	5		22,384
6.00%, 09/20/38	3,110		3,623,712
6.00%, 10/15/38	1		2,931
6.00%, 11/15/38	8		14,130
6.00%, 12/15/38	1,268		1,529,714
6.00%, 01/15/39	12		140,506
6.00%, 06/15/39	10		11,229
6.00%, 09/15/39	60		94,303
6.00%, 09/20/39	210		244,020
6.00%, 11/15/39	498		585,188
6.00%, 12/15/39	8		8,850
6.00%, 04/20/40	390		450,723
6.00%, 12/15/40	15		17,246
6.00%, 12/20/40	9		11,251
6.00%, 11/20/41	5		5,316
6.00%, 01/20/42	38		45,048
6.00%, 04/20/42	8		9,659
6.00%, 07/20/45	297		346,347
6.00%, 01/20/46	950		1,098,961
6.00%, 09/01/49(c)	7,000		7,691,523
6.50%, 05/15/23	1		537
6.50%, 09/15/23	2		2,939
6.50%, 10/15/23	0	(b)	395
6.50%, 11/15/23	0	(b)	554
6.50%, 12/15/23	0	(b)	191
6.50%, 01/15/24	2		1,797
6.50%, 04/15/24	0	(b)	689
6.50%, 05/15/24	0		789
6.50%, 07/15/24	1		1,285
6.50%, 10/15/24	0	(b)	324
6.50%, 03/15/26	1		1,409
6.50%, 04/15/26	1		753
6.50%, 03/15/28	1		1,202
6.50%, 04/15/28	0	(b)	254
6.50%, 06/15/28	0		960
6.50%, 08/15/28	0	(b)	285
6.50%, 09/15/28	0		3,801
6.50%, 10/15/28	10		13,518

SCHEDULE OF INVESTMENTS	95

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 10/20/28	$1		$945
6.50%, 11/15/28	5		7,466
6.50%, 12/15/28	3		15,468
6.50%, 01/15/29	5		12,728
6.50%, 02/15/29	0	(b)	276
6.50%, 03/15/29	1		3,506
6.50%, 04/15/29	1		4,261
6.50%, 05/15/29	0	(b)	198
6.50%, 05/20/29	1		709
6.50%, 06/15/29	1		548
6.50%, 07/15/29	4		19,566
6.50%, 08/15/29	9		9,820
6.50%, 09/15/29	2		1,765
6.50%, 12/15/29	0	(b)	276
6.50%, 05/15/31	2		4,334
6.50%, 06/15/31	1		3,598
6.50%, 07/15/31	1		683
6.50%, 09/15/31	1		8,730
6.50%, 11/15/31	0		39,243
6.50%, 12/15/31	1		15,134
6.50%, 01/15/32	1		3,601
6.50%, 02/20/32	0	(b)	366
6.50%, 03/15/32	6		7,057
6.50%, 04/15/32	5		10,246
6.50%, 05/20/32	14		16,514
6.50%, 06/15/32	0		2,003
6.50%, 07/15/32	3		2,823
6.50%, 08/15/32	5		5,771
6.50%, 09/15/32	2		2,388
6.50%, 10/15/32	1		4,246
6.50%, 12/15/32	2		2,319
6.50%, 01/15/33	3		6,922
6.50%, 03/15/33	4		7,979
6.50%, 04/15/33	3		3,462
6.50%, 05/15/33	4		4,369
6.50%, 07/15/34	2		2,595
6.50%, 08/15/34	3		3,389
6.50%, 08/20/34	1		1,573
6.50%, 11/15/34	4		5,082
6.50%, 12/15/35	5		5,970
6.50%, 02/15/36	7		7,748
6.50%, 04/15/36	18		20,534
6.50%, 10/15/36	12		25,987
6.50%, 05/15/37	39		43,899
6.50%, 07/15/37	4		4,981
6.50%, 08/15/37	1		7,328
6.50%, 11/15/37	3		9,530
6.50%, 12/15/37	10		14,435
6.50%, 01/15/38	2		2,469
6.50%, 05/15/38	4		4,736
6.50%, 08/15/38	2		2,212
6.50%, 08/20/38	14		17,309
6.50%, 09/15/38	4		4,028
6.50%, 10/20/38	1,320		1,581,568
6.50%, 11/15/38	16		22,120
6.50%, 12/15/38	4		24,905
6.50%, 01/15/39	0	(b)	485
7.00%, 11/15/22	1		1,226
7.00%, 06/15/23	1		856
7.00%, 07/15/23	1		1,216

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 08/15/23	$1		$4,518
7.00%, 09/15/23	0	(b)	226
7.00%, 10/15/23	1		871
7.00%, 11/15/23	3		3,355
7.00%, 12/15/23	0	(b)	1,049
7.00%, 01/15/24	0	(b)	862
7.00%, 04/15/24	0		749
7.00%, 05/15/24	0		1,674
7.00%, 06/15/24	1		862
7.00%, 09/15/24	1		1,294
7.00%, 10/15/24	2		2,400
7.00%, 11/15/24	1		939
7.00%, 01/15/25	0	(b)	292
7.00%, 07/15/25	0	(b)	429
7.00%, 09/15/25	0	(b)	302
7.00%, 10/15/25	0	(b)	337
7.00%, 12/15/25	0		1,279
7.00%, 01/15/26	0	(b)	270
7.00%, 02/15/26	0	(b)	452
7.00%, 04/15/26	0		968
7.00%, 06/15/26	1		1,464
7.00%, 11/15/26	1		718
7.00%, 02/15/27	2		1,661
7.00%, 05/15/27	1		870
7.00%, 06/15/27	2		1,699
7.00%, 10/15/27	1		1,313
7.00%, 11/15/27	2		1,782
7.00%, 12/15/27	3		6,202
7.00%, 01/15/28	1		1,057
7.00%, 02/15/28	0	(b)	74
7.00%, 03/15/28	0		1,383
7.00%, 04/15/28	4		5,108
7.00%, 06/15/28	1		4,763
7.00%, 07/15/28	1		2,468
7.00%, 08/15/28	1		2,776
7.00%, 09/15/28	1		6,526
7.00%, 10/15/28	1		609
7.00%, 11/15/28	6		8,221
7.00%, 12/15/28	0		3,557
7.00%, 03/15/29	7		10,600
7.00%, 04/15/29	0		5,698
7.00%, 05/15/29	0	(b)	173
7.00%, 06/15/29	1		1,334
7.00%, 07/15/29	1		1,095
7.00%, 08/15/29	0		3,785
7.00%, 11/15/29	0	(b)	161
7.00%, 12/15/29	1		1,176
7.00%, 12/15/30	2		2,464
7.00%, 02/15/31	1		1,526
7.00%, 07/15/31	3		6,406
7.00%, 08/15/31	0		3,541
7.00%, 09/15/31	1		4,063
7.00%, 10/15/31	0	(b)	300
7.00%, 11/15/31	5		5,939
7.00%, 02/15/32	1		2,298
7.00%, 04/15/32	3		3,460
7.00%, 05/15/32	2		2,838
7.00%, 09/15/37	2		2,042
7.00%, 12/15/37	8		8,775
7.50%, 04/15/22	0	(b)	110

96	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 05/15/22	$1		$595
7.50%, 12/15/22	1		514
7.50%, 01/15/23	1		735
7.50%, 05/15/23	0	(b)	157
7.50%, 06/15/23	0	(b)	218
7.50%, 07/15/23	0	(b)	440
7.50%, 08/15/23	0	(b)	127
7.50%, 11/15/23	0	(b)	244
7.50%, 12/15/23	0	(b)	278
7.50%, 02/15/24	1		1,379
7.50%, 04/15/24	1		1,520
7.50%, 05/15/24	2		3,755
7.50%, 06/15/24	0		1,710
7.50%, 08/15/24	1		610
7.50%, 08/15/25	0	(b)	127
7.50%, 09/15/25	1		2,128
7.50%, 11/15/25	0	(b)	376
7.50%, 12/15/25	0	(b)	424
7.50%, 03/15/26	2		2,106
7.50%, 06/15/26	1		627
7.50%, 08/15/26	0	(b)	194
7.50%, 01/15/27	0	(b)	378
7.50%, 06/15/27	1		727
7.50%, 10/15/27	0	(b)	1,309
7.50%, 12/15/27	2		2,058
7.50%, 01/15/28	0	(b)	151
7.50%, 06/15/28	3		2,585
7.50%, 07/15/28	3		5,822
7.50%, 08/15/28	0	(b)	441
7.50%, 09/15/28	2		2,164
7.50%, 12/15/28	0	(b)	213
7.50%, 01/15/29	0	(b)	73
7.50%, 03/15/29	2		2,063
7.50%, 04/15/29	0	(b)	249
7.50%, 08/15/29	1		969
7.50%, 09/15/29	0	(b)	136
7.50%, 10/15/29	0	(b)	247
7.50%, 11/15/29	0	(b)	149
7.50%, 12/15/29	2		2,719
7.50%, 06/15/30	2		2,078
7.50%, 08/15/30	4		3,862
7.50%, 10/15/30	0	(b)	257
7.50%, 11/15/30	0	(b)	52
7.50%, 12/15/30	1		773
7.50%, 03/15/32	2		1,812
8.00%, 12/15/21	0	(b)	294
8.00%, 01/15/22	0	(b)	24
8.00%, 04/15/22	0	(b)	152
8.00%, 07/15/22	0	(b)	154
8.00%, 08/15/22	0	(b)	586
8.00%, 02/15/23	1		1,689
8.00%, 03/15/23	0	(b)	125
8.00%, 10/15/23	1		826
8.00%, 12/15/23	1		1,310
8.00%, 03/15/24	0	(b)	226
8.00%, 04/15/24	1		1,227
8.00%, 06/15/25	0	(b)	179
8.00%, 07/15/25	1		1,582
8.00%, 08/15/25	1		986
8.00%, 09/15/25	0	(b)	381

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 10/15/25	$1		$962
8.00%, 11/15/25	1		580
8.00%, 04/15/26	2		1,516
8.00%, 05/15/26	0	(b)	453
8.00%, 06/15/26	1		1,425
8.00%, 07/15/26	0		881
8.00%, 08/15/26	0	(b)	331
8.00%, 09/15/26	1		1,726
8.00%, 02/15/27	2		1,833
8.00%, 08/15/27	2		1,932
8.00%, 12/15/27	0	(b)	462
8.00%, 04/15/28	0	(b)	139
8.00%, 08/20/29	0	(b)	218
8.00%, 09/15/29	1		710
8.00%, 10/15/29	0	(b)	499
8.00%, 11/15/29	1		1,283
8.00%, 01/15/30	0	(b)	69
8.00%, 02/15/30	0	(b)	335
8.00%, 06/15/30	0		1,156
8.00%, 06/20/30	0	(b)	104
8.00%, 12/15/30	3		2,818
8.00%, 07/15/31	0	(b)	226
8.00%, 08/15/31	1		531
8.00%, 03/15/32	2		1,917
8.50%, 06/15/21	0	(b)	50
8.50%, 09/15/21	0	(b)	181
8.50%, 11/15/21	0	(b)	120
8.50%, 01/15/22	0	(b)	104
8.50%, 04/15/22	1		1,217
8.50%, 06/15/22	0	(b)	148
8.50%, 08/15/22	0	(b)	163
8.50%, 09/15/22	0	(b)	91
8.50%, 12/15/22	0		1,522
8.50%, 05/15/23	0	(b)	188
8.50%, 08/15/24	0	(b)	351
8.50%, 09/15/24	0	(b)	259
8.50%, 10/15/24	0	(b)	65
8.50%, 03/15/25	1		1,092
8.50%, 04/15/25	0	(b)	285
8.50%, 09/15/26	0	(b)	484
8.50%, 01/15/27	0	(b)	109
8.50%, 07/15/27	0	(b)	332
8.50%, 08/15/27	1		871
8.50%, 02/15/30	1		1,326
8.50%, 06/15/30	0	(b)	67
8.50%, 07/15/30	1		629
8.50%, 08/15/30	0	(b)	435
8.50%, 04/15/31	0	(b)	114
9.00%, 09/15/20	0	(b)	9
9.00%, 12/15/21	0	(b)	43
9.00%, 08/15/24	0	(b)	240
9.00%, 10/15/24	0	(b)	254
9.00%, 11/15/24	0	(b)	167
9.00%, 03/15/25	1		705
9.00%, 05/15/25	0	(b)	252
9.50%, 09/15/20	0	(b)	116
9.50%, 11/15/20	0	(b)	5
9.50%, 04/15/21	0	(b)	63
9.50%, 08/15/21	0	(b)	18
9.50%, 11/15/21	0	(b)	26

SCHEDULE OF INVESTMENTS	97

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

Mortgage-Backed Securities (continued)
9.50%, 08/15/22	$0	(b)	$36
9.50%, 12/15/24	0	(b)	364
9.50%, 01/15/25	0	(b)	186
9.50%, 02/15/25	1		513
9.50%, 06/15/25	0	(b)	78
10.00%, 01/15/21	0	(b)	160

			18,806,761,104

Total U.S. Government & Agency Obligations — 99.5% (Cost: $18,376,142,309)			18,806,761,104

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.25%(d)(e)(f)	1,327,407		1,328,071,105
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.02%(d)(e)	100		100,000

			1,328,171,105

Total Short-Term Investments — 7.0% (Cost: $1,327,692,223)			1,328,171,105

Total Investments Before Investments Sold Short — 106.5% (Cost: $19,703,834,532)			20,134,932,209

Security	Par (000)	Value
Investments Sold Short — (0.1)%

U.S. Government Agency Obligations — (0.1)%
Federal National Mortgage Association, 4.00%, 09/01/49	$(15,000)	$(15,573,047)

Total U.S. Government Agency Obligations (Proceeds $15,588,281)		(15,573,047)

Total Investments Sold Short (Proceeds $15,588,281)		(15,573,047)

Total Investments, Net of Investments Sold Short — 106.4% (Cost $19,688,246,251)		20,119,359,162

Other Assets, Less Liabilities — (6.4)%		(1,210,126,818)

Net Assets — 100.0%		$18,909,232,344

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Rounds to less than 1,000.
(c)	TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,738,666	(411,259)	1,327,407	$1,328,071,105	$17,875,222	$212,548		$(83,132)
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	1,162	—		—

				$1,328,171,105	$17,876,384	$212,548		$(83,132)

(a) Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$18,806,761,104	$—	$18,806,761,104
Money Market Funds	1,328,171,105	—	—	1,328,171,105

	1,328,171,105	18,806,761,104	—	20,134,932,209

Liabilities
U.S. Government Agency Obligations	—	(15,573,047)	—	(15,573,047)

	$1,328,171,105	$18,791,188,057	$—	$20,119,359,162

See notes to financial statements.

98	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

August 31, 2019

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$580,839,238	$200,496,387	$2,013,485,183	$18,806,761,104
Affiliated(c)	1,447,000	2,203,213	11,800,013	1,328,171,105
Cash	238	852	80	—
Receivables:
Investments sold	—	3,569,390	37,818,927	439,743,075
Securities lending income — Affiliated	—	338	1,682	—
Dividends	2,493	2,620	11,243	2,365,036
Interest	4,980,854	1,483,262	13,618,456	52,566,227

Total assets	587,269,823	207,756,062	2,076,735,584	20,629,606,547

LIABILITIES
Investments sold short at value(d)	—	—	—	15,573,047
Cash received:
Collateral — TBA commitments	—	—	—	1,070,000
Collateral on securities loaned, at value	—	657,213	2,987,013	—
Payables:
Investments purchased	1,118,975	3,061,546	42,054,239	1,702,704,526
Interest on short sales	—	—	—	18,333
Investment advisory fees	99,416	34,421	341,725	1,008,297

Total liabilities	1,218,391	3,753,180	45,382,977	1,720,374,203

NET ASSETS	$586,051,432	$204,002,882	$2,031,352,607	$18,909,232,344

NET ASSETS CONSIST OF:
Paid-in capital	$564,480,072	$188,737,975	$1,966,519,029	$18,655,637,935
Accumulated earnings	21,571,360	15,264,907	64,833,578	253,594,409

NET ASSETS	$586,051,432	$204,002,882	$2,031,352,607	$18,909,232,344

Shares outstanding	5,000,000	1,700,000	17,850,000	174,300,000

Net asset value	$117.21	$120.00	$113.80	$108.49

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$640,047	$2,895,989	$—
(b) Investments, at cost — Unaffiliated	$559,929,489	$188,591,841	$1,949,308,003	$18,376,142,309
(c) Investments, at cost — Affiliated	$1,447,000	$2,203,213	$11,800,013	$1,327,692,223
(d) Proceeds received from investments sold short	$—	$—	$—	$15,588,281

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Operations  (unaudited)

Six Months Ended August 31, 2019

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — Affiliated	$72,378	$27,004	$77,621	$17,876,384
Interest — Unaffiliated	6,996,213	3,636,585	26,316,560	235,145,280
Securities lending income — Affiliated — net	1,584	1,689	16,081	—
Other income — Unaffiliated	—	20	800	—

Total investment income	7,070,175	3,665,298	26,411,062	253,021,664

EXPENSES
Investment advisory fees	533,636	253,982	2,083,928	6,644,480

Total expenses	533,636	253,982	2,083,928	6,644,480
Less:
Investment advisory fees waived	—	—	—	(399,893)

Total expenses after fees waived	533,636	253,982	2,083,928	6,244,587

Net investment income	6,536,539	3,411,316	24,327,134	246,777,077

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)from:
Investments — Unaffiliated	720,279	185,506	(144,175)	27,928,351
Investments — Affiliated	—	—	—	212,548
In-kind redemptions — Unaffiliated	1,759,356	4,105,241	4,756,755	—

Net realized gain	2,479,635	4,290,747	4,612,580	28,140,899

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	21,309,913	13,471,210	84,636,761	512,376,100
Investments — Affiliated	—	—	—	(83,132)
Short sales — Unaffiliated	—	—	—	15,234

Net change in unrealized appreciation (depreciation)	21,309,913	13,471,210	84,636,761	512,308,202

Net realized and unrealized gain	23,789,548	17,761,957	89,249,341	540,449,101

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,326,087	$21,173,273	$113,576,475	$787,226,178

See notes to financial statements.

100	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,536,539	$10,292,495	$3,411,316	$3,202,850
Net realized gain (loss)	2,479,635	(4,038,444)	4,290,747	(1,848,648)
Net change in unrealized appreciation (depreciation)	21,309,913	6,726,414	13,471,210	1,273,633

Net increase in net assets resulting from operations	30,326,087	12,980,465	21,173,273	2,627,835

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,643,356)	(9,925,793)	(3,044,580)	(3,293,312)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(65,265,030)	178,882,169	85,765,745	(43,689,977)

NET ASSETS
Total increase (decrease) in net assets	(41,582,299)	181,936,841	103,894,438	(44,355,454)
Beginning of period	627,633,731	445,696,890	100,108,444	144,463,898

End of period	$586,051,432	$627,633,731	$204,002,882	$100,108,444

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets  (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,327,134	$44,831,216	$246,777,077	$358,963,102
Net realized gain (loss)	4,612,580	(6,749,335)	28,140,899	(47,199,770)
Net change in unrealized appreciation (depreciation)	84,636,761	24,966,893	512,308,202	111,603,712

Net increase in net assets resulting from operations	113,576,475	63,048,774	787,226,178	423,367,044

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(24,456,566)	(44,165,855)	(249,274,100)	(327,920,987)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(263,807,263)	284,753,843	2,779,035,647	3,620,422,447

NET ASSETS
Total increase (decrease) in net assets	(174,687,354)	303,636,762	3,316,987,725	3,715,868,504
Beginning of period	2,206,039,961	1,902,403,199	15,592,244,619	11,876,376,115

End of period	$2,031,352,607	$2,206,039,961	$18,909,232,344	$15,592,244,619

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

102	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$112.08		$111.42	$113.11	$114.67	$113.83	$111.90

Net investment income(a)	1.41		2.57	1.83	1.50	1.51	1.50
Net realized and unrealized gain (loss)(b)	5.12		0.57	(1.70)	(1.34)	0.79	1.94

Net increase from investment operations	6.53		3.14	0.13	0.16	2.30	3.44

Distributions(c)
From net investment income	(1.40)		(2.48)	(1.82)	(1.51)	(1.46)	(1.51)
From net realized gain	—		—	—	(0.21)	—	—

Total distributions	(1.40)		(2.48)	(1.82)	(1.72)	(1.46)	(1.51)

Net asset value, end of period	$117.21		$112.08	$111.42	$113.11	$114.67	$113.83

Total Return
Based on net asset value	5.87	%(d)	2.86%	0.10%	0.14%	2.05%	3.08%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.45	%(e)	2.31%	1.62%	1.31%	1.33%	1.33%

Supplemental Data
Net assets, end of period (000)	$586,051		$627,634	$445,697	$616,435	$579,107	$455,334

Portfolio turnover rate(f)	19	%(d)	69%	78%	71%	96%	68%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$111.23		$111.13	$113.20	$113.77	$115.05	$111.80

Net investment income(a)	1.55		2.87	2.57	2.37	2.31	2.32
Net realized and unrealized gain (loss)(b)	8.71		0.13	(1.99)	(0.57)	(1.30)	3.28

Net increase from investment operations	10.26		3.00	0.58	1.80	1.01	5.60

Distributions(c)
From net investment income	(1.49)		(2.90)	(2.65)	(2.37)	(2.29)	(2.35)

Total distributions	(1.49)		(2.90)	(2.65)	(2.37)	(2.29)	(2.35)

Net asset value, end of period	$120.00		$111.23	$111.13	$113.20	$113.77	$115.05

Total Return
Based on net asset value	9.30	%(d)	2.76%	0.48%	1.57%	0.93%	5.05%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.69	%(e)	2.60%	2.26%	2.06%	2.04%	2.05%

Supplemental Data
Net assets, end of period (000)	$204,003		$100,108	$144,464	$152,823	$352,680	$241,609

Portfolio turnover rate(f)	9	%(d)	24%	17%	14%	15%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

104	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$108.94		$108.09	$110.32	$111.23	$111.39	$110.48

Net investment income(a)	1.30		2.41	2.10	1.97	1.94	1.91
Net realized and unrealized gain (loss)(b)	4.85		0.82	(2.22)	(0.94)	(0.18)	0.90

Net increase (decrease) from investment operations	6.15		3.23	(0.12)	1.03	1.76	2.81

Distributions(c)
From net investment income	(1.29)		(2.38)	(2.11)	(1.94)	(1.92)	(1.90)

Total distributions	(1.29)		(2.38)	(2.11)	(1.94)	(1.92)	(1.90)

Net asset value, end of period	$113.80		$108.94	$108.09	$110.32	$111.23	$111.39

Total Return
Based on net asset value	5.69	%(d)	3.04%	(0.14)%	0.94%	1.62%	2.56%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.33	%(e)	2.24%	1.90%	1.77%	1.75%	1.72%

Supplemental Data
Net assets, end of period (000)	$2,031,353		$2,206,040	$1,902,403	$2,322,324	$2,002,215	$1,654,167

Portfolio turnover rate(f)	9	%(d)	21%	19%	20%	20%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$105.07		$104.27	$106.68	$109.39	$109.92	$106.71

Net investment income(a)	1.57		3.04	2.26	1.65	1.45	1.42
Net realized and unrealized gain (loss)(b)	3.46		0.56	(2.24)	(1.61)	0.98	3.61

Net increase from investment operations	5.03		3.60	0.02	0.04	2.43	5.03

Distributions(c)
From net investment income	(1.61)		(2.80)	(2.39)	(1.90)	(1.57)	(0.85)
From net realized gain	—		—	—	(0.85)	(1.39)	(0.97)
Return of capital	—		—	(0.04)	—	—	—

Total distributions	(1.61)		(2.80)	(2.43)	(2.75)	(2.96)	(1.82)

Net asset value, end of period	$108.49		$105.07	$104.27	$106.68	$109.39	$109.92

Total Return
Based on net asset value	4.83	%(d)	3.53%	(0.01)%	0.03%	2.27%	4.75%

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.09%	0.14%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.07	%(e)	0.08%	0.13%	0.25%	0.25%	0.25%

Net investment income	2.92	%(e)	2.93%	2.12%	1.52%	1.32%	1.31%

Supplemental Data
Net assets, end of period (000)	$18,909,232		$15,592,245	$11,876,376	$10,230,652	$7,712,148	$6,870,259

Portfolio turnover rate(f)(g)	113	%(d)	343%	745%	748%	920%	936%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

106	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
Government/Credit Bond	. $	101,081,438
Intermediate Government/Credit Bond		2,225,442,194

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (unaudited) (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Short Positions: From time to time, in order to track the performance of its benchmark index, a fund may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. A fund may also experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under Investment Valuation and Fair Value Measurements. The obligation to deliver the securities is recorded as a liability in the statement of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the statement of operations. Upon receipt of the securities related to the corporate actions or purchase of the securities related to the short

108	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

position, a realized gain (loss) is recorded. Dividends or interest on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short positions, if any, are included in the schedule of investments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Government/Credit Bond
BNP Paribas Prime Brokerage International Ltd.	$85,757	$85,757		$—	$—
Citigroup Global Markets Inc.	202,334	202,334		—	—
Deutsche Bank Securities Inc.	25,158	25,158		—	—
JPMorgan Securities LLC	272,534	272,534		—	—
RBC Capital Markets LLC	54,264	54,264		—	—

	$640,047	$640,047		$—	$—

Intermediate Government/Credit Bond
Barclays Bank PLC	$112,946	$112,946		$—	$—
Barclays Capital Inc.	505,480	505,480		—	—
BMO Capital Markets	148,557	148,557		—	—
BNP Paribas Prime Brokerage International Ltd.	62,888	62,888		—	—
BofA Securities, Inc.	220,042	220,042		—	—
Citigroup Global Markets Inc.	482,623	482,623		—	—
JPMorgan Securities LLC	647,316	647,316		—	—
Morgan Stanley & Co. LLC	257,435	257,435		—	—
MUFG Securities Americas Inc.	45,311	45,311		—	—
RBC Capital Markets LLC	98,661	98,661		—	—
UBS AG	216,644	216,644		—	—
Wells Fargo Securities LLC	98,086	98,086		—	—

	$2,895,989	$2,895,989		$—	$—

(a) Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0700%
Over $121 billion, up to and including $181 billion	0.0665
Over $181 billion, up to and including $231 billion	0.0632
Over $231 billion, up to and including $281 billion	0.0601
Over $281 billion	0.0571

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to June 20, 2019, for its investment advisory services to the iShares MBS ETF , BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0900%
Over $121 billion, up to and including $181 billion	0.0855
Over $181 billion, up to and including $231 billion	0.0813
Over $231 billion, up to and including $281 billion	0.0772
Over $281 billion	0.0734

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in order to limit total annual operating expenses after fee waiver to 0.07% of average daily net assets. Prior to June 20, 2019, BFA had contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2023 in order to limit total annual operating expenses after fee waiver to 0.09% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending

110	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended August 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Agency Bond	$537
Government/Credit Bond	542
Intermediate Government/Credit Bond	4,891

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Agency Bond	$1,353,099	$—	$—
Government/Credit Bond	60,289	150,489	(6,259)
Intermediate Government/Credit Bond	—	22,949,572	133,348

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Agency Bond	$95,239,257	$168,794,104	$3,660,095	$—
Government/Credit Bond	16,460,390	14,829,528	8,114,414	5,833,834
Intermediate Government/Credit Bond	157,582,350	148,115,299	34,296,044	42,990,002
MBS	18,811,043,970	17,721,978,385	—	1,255,690,734

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Agency Bond	$108,845,671	$78,656,520
Government/Credit Bond	189,401,538	108,863,027
Intermediate Government/Credit Bond	126,348,245	385,523,185
MBS	2,961,361,581	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Agency Bond	$2,680,637
Government/Credit Bond	1,490,177
Intermediate Government/Credit Bond	7,733,326
MBS	233,515,181

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agency Bond	$561,489,929	$20,964,607	$(168,298)	$20,796,309
Government/Credit Bond	190,802,272	11,942,587	(45,259)	11,897,328
Intermediate Government/Credit Bond	1,961,263,032	64,564,795	(542,631)	64,022,164
MBS	19,704,411,240	437,722,389	(7,186,186)	430,536,203

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits

112	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Agency Bond
Shares sold	1,100,000	$126,541,280	2,500,000	$278,457,419
Shares redeemed	(1,700,000)	(191,806,310)	(900,000)	(99,575,250)

Net increase (decrease)	(600,000)	$(65,265,030)	1,600,000	$178,882,169

Government/Credit Bond
Shares sold	1,750,000	$196,421,118	50,000	$5,573,390
Shares redeemed	(950,000)	(110,655,373)	(450,000)	(49,263,367)

Net increase (decrease)	800,000	$85,765,745	(400,000)	$(43,689,977)

Intermediate Government/Credit Bond
Shares sold	1,150,000	$128,126,773	6,200,000	$668,103,285
Shares redeemed	(3,550,000)	(391,934,036)	(3,550,000)	(383,349,442)

Net increase (decrease)	(2,400,000)	$(263,807,263)	2,650,000	$284,753,843

MBS
Shares sold	32,900,000	$3,529,789,912	51,600,000	$5,388,456,765
Shares redeemed	(7,000,000)	(750,754,265)	(17,100,000)	(1,768,034,318)

Net increase	25,900,000	$2,779,035,647	34,500,000	$3,620,422,447

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “ Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements  (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

114	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iShares Agency Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Government/Credit Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its

116	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

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Board Review and Approval of Investment Advisory Contract  (continued)

revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Intermediate Government/Credit Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

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Board Review and Approval of Investment Advisory Contract  (continued)

(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares MBS ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and

120	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale

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Board Review and Approval of Investment Advisory Contract  (continued)

are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. During the June 17-19, 2019 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund at each breakpoint tier. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

122	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Agency Bond(a)	$1.375069	$—	$0.027793	$1.402862	98%	—%	2%	100%
Government/Credit Bond	1.490651	—	—	1.490651	100	—	—	100
Intermediate Government/Credit Bond	1.294029	—	—	1.294029	100	—	—	100
MBS	1.606369	—	—	1.606369	100	—	—	100

(a) The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	123

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

124	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

STRIPS	Separate Trading of Registered Interest & Principal of Securities

GLOSSARY OF TERMS USED IN THIS REPORT	125

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

       iShares Trust

▶	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

▶	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.26%	6.69%	3.85%	7.25%	6.69%	20.77%	101.39%
Fund Market	4.37	6.51	3.81	7.06	6.51	20.58	97.77
Index	4.46	7.12	4.42	7.62	7.12	24.11	108.47

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/19)	(08/31/19)	the Period	(a)	(03/01/19)	(08/31/19)	the Period	(a)	Ratio
$ 1,000.00	$ 1,042.60	$ 2.52		$ 1,000.00	$ 1,022.70	$ 2.49		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	0.9%
Ba	47.3
B	38.8
Caa	11.0
Ca	0.7
C	0.2
Not Rated	1.1

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
0-1 Year	0.2%
1-5 Years	42.3
5-10 Years	56.3
10-15 Years	0.9
More than 20 Years	0.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of August 31, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.04%	15.58%	4.80%	6.14%	15.58%	26.42%	81.53%
Fund Market	12.94	15.62	4.79	6.00	15.62	26.34	79.06
Index	13.10	15.70	5.02	6.32	15.70	27.75	84.52

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/19)	(08/31/19)	the Period	(a)	(03/01/19)	(08/31/19)	the Period	(a)	Ratio
$ 1,000.00	$1,130.40	$0.75		$1,000.00	$1,024.40	$0.71		0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	3.1%
Aa	7.6
A	39.9
Baa	45.7
Ba	2.7
Not Rated	1.0

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-5 Years	20.3%
5-10 Years	37.1
10-15 Years	3.5
15-20 Years	10.5
More than 20 Years	28.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/20)(a)	$12,300	$12,550,271
5.38%, 01/15/24 (Call 01/15/20)(a)	8,293	8,532,288
5.75%, 02/01/26 (Call 02/01/21)(a)	10,614	11,277,375
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	11,844	12,261,713
5.63%, 02/15/24 (Call 02/15/20)(a)	11,364	11,717,095
5.88%, 03/15/25 (Call 09/15/19)(a)	9,373	9,694,494

		66,033,236
Aerospace & Defense — 2.6%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	25,444	27,131,255
5.40%, 04/15/21 (Call 01/15/21)(a)	25,077	25,859,147
5.87%, 02/23/22(a)	12,417	13,208,584
6.15%, 08/15/20(a)	11,815	12,176,303
Bombardier Inc.
5.75%, 03/15/22(b)	10,584	10,689,840
6.00%, 10/15/22 (Call 04/15/20)(a)(b)	22,700	22,537,695
6.13%, 01/15/23(a)(b)	24,850	24,716,431
7.50%, 12/01/24 (Call 12/01/20)(b)	19,976	19,853,148
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	29,847	29,138,134
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	40,943	39,615,259
8.75%, 12/01/21(a)(b)	18,407	19,983,344
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/20)(a)	23,288	23,688,262
6.25%, 03/15/26 (Call 03/15/22)(b)	80,049	86,351,258
6.38%, 06/15/26 (Call 06/15/21)(a)	17,696	18,536,029
6.50%, 07/15/24 (Call 07/15/20)(a)	22,912	23,716,662
6.50%, 05/15/25 (Call 05/15/20)(a)	13,874	14,469,976
7.50%, 03/15/27 (Call 03/15/22)(a)(b)	10,902	11,719,650
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)	8,700	9,143,156
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(a)	11,279	11,304,360

		443,838,493
Agriculture — 0.3%
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(a)(b)	13,987	14,686,350
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	19,435	21,038,388
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	17,295	17,026,116

		52,750,854
Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(b)	6,141	6,586,223
American Airlines Group Inc., 5.00%, 06/01/22(b)	13,087	13,594,121
United Airlines Holdings Inc., 4.25%, 10/01/22(a)	5,834	6,021,417

		26,201,761
Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	16,338	17,068,874
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	18,734	19,749,008

		36,817,882
Auto Manufacturers — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	8,026	8,186,520
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	19,657	20,206,977
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,434	10,117,965
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(a)	29,509	31,520,039

Security	Par (000)	Value
Auto Manufacturers (continued)
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	$9,052	$7,110,669
5.63%, 02/01/23 (Call 02/01/20)(a)(b)	10,252	9,828,888
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)(b)	23,312	23,670,422
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	36,641	32,656,291

		143,297,771
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	17,239	13,364,488
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	14,727	15,095,236
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(a)	14,603	13,726,528
6.25%, 03/15/26 (Call 03/15/21)	7,859	7,252,383
6.50%, 04/01/27 (Call 04/01/22)(a)	10,215	9,372,262
6.63%, 10/15/22 (Call 10/15/19)(a)	9,445	9,527,644
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	6,828	6,971,673
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(a)	7,250	7,401,344
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(a)	14,051	13,567,997
5.00%, 05/31/26 (Call 05/31/21)(a)	18,254	18,196,135
5.13%, 11/15/23 (Call 11/15/19)(a)	18,894	19,153,770
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	18,128	18,807,800
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	40,348	39,339,300

		191,776,560
Banks — 1.2%
Barclays PLC, 5.09%, 06/20/30 (Call 06/20/29)(a)(c)	5,157	5,355,335
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)(a)	9,896	10,119,353
4.75%, 02/16/24 (Call 11/16/23)(a)	9,653	10,376,975
5.00%, 08/15/22	21,286	22,685,554
5.00%, 08/01/23(a)	14,677	15,899,320
5.25%, 03/07/25 (Call 12/07/24)(a)	10,681	11,962,720
6.13%, 03/09/28(a)	8,182	9,805,975
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(a)(c)	28,959	26,693,691
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(a)(c)	19,556	17,490,085
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(a)(c)(d)	11,739	11,724,326
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)(b)	8,145	7,134,674
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	13,865	12,097,212
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	39,480	40,445,096
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(b)(c)	1,098	1,121,423
7.30%, 04/02/34 (Call 04/02/29)(b)(c)	732	826,442

		203,738,181
Building Materials — 0.8%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)(a)(b)	3,399	3,547,706
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	11,291	12,330,139
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/20)(a)	18,052	18,182,155
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	19,306	19,503,887
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	9,380	9,625,387
5.38%, 11/15/24 (Call 11/15/19)(b)	20,673	21,288,313
5.50%, 02/15/23 (Call 02/15/20)(a)(b)	11,217	11,489,413

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Building Materials (continued)
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	$20,709	$21,760,412
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)	11,814	12,005,978

		129,733,390
Chemicals — 1.4%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(a)	18,926	19,862,610
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)(a)	13,813	15,192,142
10.00%, 10/15/25 (Call 10/15/20)(a)	9,736	10,973,811
CF Industries Inc., 3.45%, 06/01/23(a)	12,549	12,761,266
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(a)	9,432	8,423,113
6.63%, 05/15/23 (Call 05/15/20)(a)	18,183	18,501,202
7.00%, 05/15/25 (Call 05/15/20)(a)	13,961	13,835,724
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	20,876	21,397,900
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	9,841	10,089,661
5.25%, 08/01/23 (Call 08/01/20)(a)(b)	9,445	9,604,090
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	20,776	21,762,860
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	10,043	10,031,701
5.13%, 09/15/27 (Call 03/15/22)(a)	9,791	10,084,730
5.63%, 08/01/29 (Call 08/01/24)	17,178	17,861,427
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	8,224	7,627,760
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	12,286	11,654,636
WR Grace &Co.-Conn, 5.13%, 10/01/21(b)	13,495	14,048,858

		233,713,491
Coal — 0.1%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/20)(b)	6,484	6,687,204
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	7,642	7,976,338

		14,663,542
Commercial Services — 3.5%
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(a)	7,537	5,679,444
7.88%, 12/01/22 (Call 12/01/19)	17,937	17,062,571
8.75%, 12/01/20 (Call 09/30/19)(a)	8,333	7,895,517
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/20)(a)	8,377	8,555,011
5.75%, 07/15/27 (Call 06/15/22)(a)(b)	6,137	6,250,228
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	23,481	24,300,083
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(b)	18,043	17,794,909
6.25%, 10/15/22 (Call 10/15/19)	8,562	8,684,337
7.13%, 08/01/26 (Call 08/01/22)(a)(b)	7,917	8,075,340
7.63%, 06/01/22 (Call 06/01/20)(b)	25,334	26,373,753
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(a)(b)	23,115	23,866,237
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/25 (Call 02/01/20)(a)(b)	10,246	10,144,608
5.50%, 10/01/21 (Call 10/01/19)(a)(b)	11,604	11,637,652
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 09/30/19)(a)	13,863	13,863,000
5.00%, 04/15/22 (Call 04/15/20)(a)(b)	44,284	44,611,830

Security	Par (000)	Value
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	$13,431	$13,867,507
5.75%, 04/15/26(a)(b)	14,054	14,634,983
9.25%, 05/15/23 (Call 05/15/20)(a)(b)	24,394	25,652,730
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)(b)	23,491	25,575,826
8.25%, 11/15/26 (Call 11/15/21)(a)(b)	32,455	36,576,188
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(a)	10,093	10,530,874
5.13%, 06/01/29 (Call 06/01/24)(a)	13,788	14,729,223
5.38%, 05/15/24 (Call 05/15/20)(a)	15,507	15,972,210
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)(b)	12,467	13,054,570
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/20)(a)	17,997	18,445,050
4.63%, 10/15/25 (Call 10/15/20)(a)	15,144	15,542,077
4.88%, 01/15/28 (Call 01/15/23)(a)	32,676	34,268,955
5.25%, 01/15/30 (Call 01/15/25)(a)	14,500	15,485,546
5.50%, 07/15/25 (Call 07/15/20)(a)	16,253	17,005,676
5.50%, 05/15/27 (Call 05/15/22)(a)	20,212	21,687,678
5.88%, 09/15/26 (Call 09/15/21)(a)	19,496	20,909,460
6.50%, 12/15/26 (Call 12/15/21)(a)	23,149	25,262,793
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	21,513	23,074,844

		597,070,710
Computers — 1.6%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	29,319	26,771,912
Dell Inc., 4.63%, 04/01/21(a)	7,033	7,194,618
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/20)(a)(b)	28,867	29,343,646
7.13%, 06/15/24 (Call 06/15/20)(a)(b)	30,803	32,586,494
EMC Corp.
2.65%, 06/01/20	4	3,994
3.38%, 06/01/23 (Call 03/01/23)(a)	18,498	18,419,692
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	18,194	11,371,250
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/20)(b)	16,325	12,937,563
9.25%, 03/01/21 (Call 03/01/20)(a)(b)	13,324	12,457,940
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	7,247	7,333,058
NCR Corp.
4.63%, 02/15/21 (Call 09/07/19)(a)	9,443	9,448,382
5.00%, 07/15/22 (Call 07/15/20)(a)	11,419	11,522,716
5.75%, 09/01/27 (Call 09/01/22)(b)	9,402	9,929,076
5.88%, 12/15/21 (Call 12/15/19)	6,379	6,437,655
6.13%, 09/01/29 (Call 09/01/24)(b)	9,366	9,940,791
6.38%, 12/15/23 (Call 12/15/19)(a)	13,212	13,601,651
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	46,920	48,020,274

		267,320,712
Cosmetics & Personal Care — 0.4%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(b)	8,128	8,384,590
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(b)	10,681	11,149,896
Avon Products Inc., 7.00%, 03/15/23	10,780	11,164,038

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.70%, 05/19/21(a)	$10,937	$11,140,115
4.70%, 05/24/22(a)	7,881	8,047,486
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/20)(b)	14,005	14,030,530
5.00%, 07/01/25 (Call 07/01/20)(a)(b)	6,285	6,530,508

		70,447,163
Distribution & Wholesale — 0.0%
Anixter Inc., 5.13%, 10/01/21(a)	6,816	7,126,980

Diversified Financial Services — 3.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	17,660	18,763,750
9.75%, 07/15/27 (Call 07/15/22)(b)	20,929	21,870,805
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)(a)	12,970	13,692,429
4.13%, 02/13/22(a)	13,079	13,622,171
4.25%, 04/15/21(a)	11,612	11,975,223
4.63%, 05/19/22(a)	8,148	8,606,325
4.63%, 03/30/25	9,381	10,272,118
5.13%, 09/30/24	15,312	17,194,101
5.75%, 11/20/25 (Call 10/20/25)(a)	19,525	22,408,306
7.50%, 09/15/20	6,290	6,606,578
Avolon Holdings Funding Ltd., 5.50%, 01/15/23 (Call 12/15/22)(b)	233	248,238
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/24 (Call 08/15/20)(b)	1,354	1,346,384
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	9,315	9,699,244
5.25%, 10/01/25 (Call 10/01/20)(b)	6,019	6,142,690
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)(b)	18,647	19,310,460
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	13,945	14,759,911
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 09/30/19)(a)	9,421	9,433,257
Navient Corp.
5.00%, 10/26/20(a)	7,852	8,047,482
5.50%, 01/25/23(a)	20,430	21,489,806
5.88%, 03/25/21	12,176	12,770,554
5.88%, 10/25/24(a)	10,393	10,942,478
6.13%, 03/25/24(a)	15,005	15,982,790
6.50%, 06/15/22(a)	17,415	18,851,737
6.63%, 07/26/21	13,061	13,975,270
6.75%, 06/25/25(a)	10,151	10,935,323
6.75%, 06/15/26(a)	10,342	11,065,940
7.25%, 01/25/22(a)	12,655	13,905,947
7.25%, 09/25/23(a)	9,085	10,085,770
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	18,880	19,682,400
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	25,280	26,354,400
Springleaf Finance Corp.
5.63%, 03/15/23(a)	15,493	16,687,252
6.13%, 05/15/22(a)	19,202	20,721,015
6.13%, 03/15/24 (Call 09/15/23)	26,828	29,301,542
6.63%, 01/15/28 (Call 07/15/27)	17,712	19,488,735
6.88%, 03/15/25(a)	23,857	27,056,393
7.13%, 03/15/26(a)	30,556	34,901,980
7.75%, 10/01/21	11,306	12,373,562

Security	Par (000)	Value
Diversified Financial Services (continued)
8.25%, 12/15/20(a)	$17,829	$19,035,132

		579,607,498
Electric — 2.5%
AES Corp./VA
4.00%, 03/15/21(a)	9,791	9,960,303
4.50%, 03/15/23 (Call 03/15/20)(a)	8,639	8,880,028
4.88%, 05/15/23 (Call 05/15/20)(a)	12,968	13,130,100
5.13%, 09/01/27 (Call 09/01/22)(a)	8,112	8,665,831
5.50%, 04/15/25 (Call 04/15/20)(a)	11,628	12,122,364
6.00%, 05/15/26 (Call 05/15/21)(a)	9,037	9,675,788
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	21,968	22,297,520
5.38%, 01/15/23 (Call 10/15/19)(a)	24,205	24,462,178
5.50%, 02/01/24 (Call 02/01/20)(a)	11,125	11,195,492
5.75%, 01/15/25 (Call 10/15/19)(a)	22,657	22,996,855
5.88%, 01/15/24 (Call 11/01/19)(a)(b)	8,892	9,084,568
6.00%, 01/15/22 (Call 11/01/19)(b)	14,504	14,558,390
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 08/15/20)(a)	10,824	11,114,895
5.75%, 10/15/25 (Call 10/15/21)(a)(b)	10,140	10,571,153
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	14,715	15,289,621
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	10,901	11,255,283
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	10,610	10,903,433
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(b)	14,498	15,461,392
5.75%, 01/15/28 (Call 01/15/23)(a)	14,899	16,044,361
6.63%, 01/15/27 (Call 07/15/21)(a)	24,434	26,494,546
7.25%, 05/15/26 (Call 05/15/21)(a)	19,147	21,013,833
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	11,703	8,894,280
6.63%, 01/15/28 (Call 01/15/23)(b)	9,395	9,091,620
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	13,391	13,391,000
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	13,443	12,189,920
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/20)(a)	9,048	9,243,411
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	24,399	25,291,935
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	18,853	19,875,775
5.63%, 02/15/27 (Call 02/15/22)(b)	24,868	26,331,847

		429,487,722
Electrical Components & Equipment — 0.2%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	12,568	12,732,628
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	8,921	9,401,898
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	11,356	12,425,695

		34,560,221
Electronics — 0.5%
ADT Security Corp. (The)
3.50%, 07/15/22(a)	19,881	20,005,256
4.13%, 06/15/23(a)	14,318	14,563,068
6.25%, 10/15/21	18,625	19,754,141
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	8,779	9,199,075
5.00%, 10/01/25(a)(b)	12,545	13,289,860
5.63%, 11/01/24(a)(b)	8,465	9,179,234

		85,990,634

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	$11,925	$12,192,819
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	13,140	13,643,787

		25,836,606
Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(a)	20,182	21,019,688
5.88%, 10/15/24 (Call 07/15/24)	14,889	16,080,120
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	19,632	17,300,700

		54,400,508
Entertainment — 2.2%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	10,702	10,161,549
5.88%, 11/15/26 (Call 11/15/21)(a)	13,028	11,969,475
6.13%, 05/15/27 (Call 05/15/22)(a)	10,327	9,496,537
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(b)	35,096	35,690,070
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)(b)	11,126	12,071,710
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/27 (Call 04/15/22)(a)	4,695	5,063,558
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	10,015	10,315,951
5.50%, 04/01/27 (Call 04/01/22)(b)	12,391	13,165,438
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)	12,833	13,082,308
5.13%, 12/15/22 (Call 12/15/19)(a)	7,515	7,640,138
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	18,135	19,199,196
6.00%, 09/15/26 (Call 09/15/21)(a)	9,842	10,765,456
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	29,519	31,216,342
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	13,974	15,361,575
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	20,977	23,043,797
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)(a)(b)	11,104	11,539,832
6.38%, 02/01/24 (Call 02/01/21)(b)	11,841	12,475,271
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	24,575	25,353,276
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	23,199	24,605,671
10.00%, 12/01/22 (Call 12/01/19)(a)	21,142	21,987,680
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/20)(a)(b)	17,546	18,160,110
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	8,419	9,030,689
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	20,026	21,227,560

		372,623,189
Environmental Control — 0.3%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/20)(a)	7,396	7,617,880
5.88%, 07/01/25 (Call 07/01/20)	6,339	6,576,712
6.00%, 01/01/27 (Call 01/01/22)(a)	7,225	7,477,875
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)(b)	9,092	9,143,552
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	7,177	7,392,310
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	10,553	11,555,535

		49,763,864

Security	Par (000)	Value
Food — 2.3%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)(a)	$23,820	$24,415,500
5.88%, 02/15/28 (Call 08/15/22)(b)	4,748	5,003,727
6.63%, 06/15/24 (Call 06/15/20)(a)	24,788	25,992,578
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	11,634	12,951,776
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/20)(a)	12,853	12,885,133
5.25%, 04/01/25 (Call 04/01/20)(a)	19,253	19,589,927
JBS Investments GmbH, 6.25%, 02/05/23 (Call 02/05/20)(a)(b)	15,419	15,742,799
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)(b)	18,963	19,771,135
5.88%, 07/15/24 (Call 07/15/20)(a)(b)	15,686	16,156,580
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	17,014	18,970,610
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(b)	6,383	6,765,980
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	25,449	28,210,216
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	14,068	14,703,487
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	18,960	19,793,055
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)(b)	20,208	21,044,739
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	15,997	17,210,105
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(b)	32,045	33,428,482
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	18,212	19,060,690
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	14,938	15,792,603
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	18,363	19,435,451
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	25,126	26,792,067

		393,716,640
Food Service — 0.4%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(a)	9,186	9,433,283
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	12,056	12,432,750
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	24,813	25,774,504
5.13%, 01/15/24 (Call 01/15/20)	16,708	17,247,836

		64,888,373
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(a)	14,800	15,685,688
5.63%, 05/20/24 (Call 03/20/24)(a)	11,924	12,673,662
5.75%, 05/20/27 (Call 02/20/27)(a)	8,417	8,906,028
5.88%, 08/20/26 (Call 05/20/26)(a)	13,429	14,583,222

		51,848,600
Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(b)	10,674	11,387,824
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	6,104	6,643,822

		18,031,646
Health Care - Products — 0.8%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	26,598	28,526,355
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	41,084	46,288,398
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(b)	18,075	18,511,813
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	8,417	8,698,443

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Products (continued)
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/20)(b)	$471	$482,775
12.50%, 11/01/21 (Call 05/01/20)(a)(b)	438	474,454
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 09/30/19)(a)(b)	26,406	25,562,685
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	8,306	8,731,683
4.88%, 06/01/26 (Call 06/01/21)	6,008	6,317,052

		143,593,658
Health Care - Services — 7.2%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 02/15/20)	12,708	12,841,434
Centene Corp.
4.75%, 05/15/22 (Call 05/15/20)	19,462	19,916,924
4.75%, 01/15/25 (Call 01/15/20)(a)	22,127	22,956,762
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	34,466	36,803,226
5.63%, 02/15/21 (Call 02/15/20)(a)	25,774	26,110,941
6.13%, 02/15/24 (Call 02/15/20)(a)	17,869	18,728,946
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/20)(a)	19,817	19,826,290
6.25%, 03/31/23 (Call 03/31/20)(a)	62,303	60,284,383
6.88%, 02/01/22 (Call 02/01/20)(a)	46,779	32,250,710
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	32,939	31,825,593
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	23,559	17,951,958
8.63%, 01/15/24 (Call 01/15/21)(a)(b)	20,637	20,869,166
9.88%, 06/30/23 (Call 06/30/20)(a)(b)(e)	34,908	28,973,640
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(a)	29,184	29,184,000
5.13%, 07/15/24 (Call 07/15/20)(a)	34,470	35,063,229
5.75%, 08/15/22 (Call 08/15/20)(a)	23,691	23,905,403
Encompass Health Corp., 5.75%, 11/01/24 (Call 11/01/19)(a)	21,981	22,310,715
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	23,035	12,456,897
HCA Healthcare Inc., 6.25%, 02/15/21	17,882	18,800,577
HCA Inc.
5.38%, 02/01/25(a)	52,952	58,810,080
5.38%, 09/01/26 (Call 03/01/26)(a)	20,338	22,674,141
5.63%, 09/01/28 (Call 03/01/28)(a)	28,997	33,029,395
5.88%, 05/01/23(a)	23,013	25,443,748
5.88%, 02/15/26 (Call 08/15/25)(a)	30,672	35,015,867
5.88%, 02/01/29 (Call 08/01/28)(a)	20,110	23,126,500
7.50%, 02/15/22(a)	37,862	42,416,420
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/19)(a)(b)	13,270	13,342,862
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	21,003	20,576,376
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	12,723	13,560,768
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)(b)	30,883	27,578,012
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/20)(a)(b)	14,429	15,407,467
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	27,752	29,721,895
Tenet Healthcare Corp.
4.38%, 10/01/21(a)	17,999	18,782,534
4.50%, 04/01/21	15,062	15,589,977
4.63%, 07/15/24 (Call 07/15/20)(a)	34,970	35,830,846
4.63%, 09/01/24 (Call 09/01/21)(b)	8,364	8,614,920

Security	Par (000)	Value
Health Care - Services (continued)
4.88%, 01/01/26 (Call 03/01/22)(b)	$29,128	$29,929,020
5.13%, 05/01/25 (Call 05/01/20)(a)	27,906	27,975,765
5.13%, 11/01/27 (Call 11/01/22)(b)	21,556	22,283,515
6.00%, 10/01/20	31,014	32,240,976
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	27,970	29,069,308
6.75%, 06/15/23(a)	37,553	38,674,896
7.00%, 08/01/25 (Call 08/01/20)(a)	8,329	8,412,290
8.13%, 04/01/22(a)	55,089	59,382,846
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)(a)	25,281	26,456,769
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	12,857	13,695,383

		1,218,703,370
Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 02/01/20)(a)	25,052	25,490,410
6.25%, 02/01/22 (Call 02/01/20)	22,763	23,449,685
6.25%, 05/15/26 (Call 05/15/22)(b)	26,819	28,059,435
6.38%, 12/15/25 (Call 12/15/20)(a)	13,566	14,418,962
6.75%, 02/01/24 (Call 02/01/20)(a)	8,893	9,315,417

		100,733,909
Home Builders — 1.5%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(a)	9,300	8,846,625
8.75%, 03/15/22 (Call 03/15/20)(a)	10,273	10,724,279
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 09/30/19)(a)(b)	7,212	7,229,654
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 07/01/20)(a)(b)	10,671	10,826,777
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/20)(b)	6,787	5,759,406
10.50%, 07/15/24 (Call 07/15/20)(a)(b)	7,064	5,567,315
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	6,896	7,452,948
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)(a)	10,151	10,459,971
4.50%, 04/30/24 (Call 01/30/24)(a)	12,581	13,423,665
4.75%, 04/01/21 (Call 02/01/21)	9,828	10,121,169
4.75%, 11/15/22 (Call 08/15/22)(a)	10,707	11,286,998
4.75%, 05/30/25 (Call 02/28/25)(a)	11,119	11,886,211
4.75%, 11/29/27 (Call 05/29/27)(a)	15,722	17,122,241
4.88%, 12/15/23 (Call 09/15/23)(a)	6,666	7,147,499
5.88%, 11/15/24 (Call 05/15/24)(a)	9,291	10,367,450
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(a)	6,511	7,184,482
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	8,225	8,396,889
5.00%, 01/15/27 (Call 10/15/26)	11,439	12,302,824
5.50%, 03/01/26 (Call 12/01/25)	12,987	14,215,692
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	2,152	2,273,997
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	9,990	10,679,934
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(a)	6,679	6,949,500
4.38%, 04/15/23 (Call 01/15/23)	6,694	7,011,268
4.88%, 03/15/27 (Call 12/15/26)(a)	8,652	9,389,583
5.88%, 02/15/22 (Call 11/15/21)(a)	8,370	8,925,260
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	8,059	8,655,366

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Home Builders (continued)
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)	$7,498	$7,539,004

		251,746,007
Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(a)	10,152	10,608,840
5.63%, 10/15/23 (Call 10/15/19)(a)	7,478	7,710,352

		18,319,192
Household Products & Wares — 0.2%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/20)(a)(b)	852	752,955
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/19)(a)(b)	6,508	6,553,033
6.38%, 03/01/24 (Call 03/01/20)(a)(b)	10,750	11,246,648
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)(a)	18,135	18,926,645

		37,479,281
Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)(b)	17,254	15,906,031
8.13%, 02/15/24 (Call 02/15/21)(b)	13,242	14,304,808
10.13%, 08/01/26 (Call 08/01/22)(b)	7,128	7,301,745
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	712	786,760
Genworth Holdings Inc., 7.63%, 09/24/21	15,533	16,170,501
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	27,338	27,730,984
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	455	469,788
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(c)	12	12,598

		82,683,215
Internet — 2.3%
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(b)	7,989	8,368,477
6.38%, 06/01/24 (Call 06/01/20)(a)	6,172	6,501,431
Netflix Inc.
4.38%, 11/15/26(a)	20,158	20,764,540
4.88%, 04/15/28	31,600	33,115,631
5.38%, 02/01/21(a)	8,704	9,008,277
5.38%, 11/15/29(a)(b)	18,758	20,399,325
5.50%, 02/15/22(a)	12,436	13,244,340
5.75%, 03/01/24(a)	7,330	8,073,642
5.88%, 02/15/25	15,890	17,580,696
5.88%, 11/15/28(a)	34,843	38,925,077
6.38%, 05/15/29(a)(b)	16,052	18,535,084
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)(a)	6,123	6,252,157
4.20%, 09/15/20(a)	12,762	12,963,401
5.00%, 04/15/25 (Call 04/15/20)(b)	23,537	23,654,685
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)(b)	9,276	9,706,672
8.00%, 11/01/26 (Call 11/01/21)(b)	30,817	32,386,741
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/20)	14,105	14,351,837
4.75%, 07/15/27 (Call 07/15/22)	10,117	10,698,247
5.25%, 04/01/25 (Call 01/01/25)(a)	8,509	9,306,719
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)(b)	34,347	35,205,675
6.00%, 04/01/23 (Call 04/01/20)(a)	27,485	28,275,194

Security	Par (000)	Value
Internet (continued)
6.38%, 05/15/25 (Call 05/15/20)(a)	$17,787	$18,298,376

		395,616,224
Iron &Steel — 0.7%
AK Steel Corp., 7.63%, 10/01/21 (Call 10/01/19)	10,670	10,606,647
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)(a)	8,302	8,512,144
7.88%, 08/15/23 (Call 05/15/23)(a)	10,060	10,827,075
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)(b)	8,316	8,506,575
5.75%, 03/01/25 (Call 03/01/20)(a)	8,704	8,780,508
5.88%, 06/01/27 (Call 06/01/22)(a)(b)	14,533	14,169,675
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)(a)	7,599	7,940,955
5.13%, 10/01/21 (Call 10/01/19)(a)	12,006	12,039,497
5.25%, 04/15/23 (Call 04/15/20)(a)	9,472	9,624,144
5.50%, 10/01/24 (Call 10/01/19)(a)	8,435	8,692,268
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(a)	14,657	12,962,358
6.88%, 08/15/25 (Call 08/15/20)(a)	13,897	13,236,892

		125,898,738
Leisure Time — 0.3%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/19)(a)(b)	8,294	8,516,901
5.38%, 04/15/23 (Call 04/15/20)(a)(b)	9,028	9,261,599
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)(b)	15,313	15,949,447
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	13,286	13,650,528

		47,378,475
Lodging — 2.3%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)(a)	13,506	14,269,652
6.38%, 04/01/26 (Call 04/01/21)(a)	13,824	14,634,030
6.88%, 05/15/23 (Call 05/15/20)	13,550	14,052,448
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)(b)	9,000	9,022,500
10.75%, 09/01/24 (Call 09/01/19)(a)(b)	12,077	12,146,443
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)(a)	19,477	19,876,888
4.88%, 01/15/30 (Call 01/15/25)(a)(b)	21,665	23,182,170
5.13%, 05/01/26 (Call 05/01/21)	28,740	30,286,571
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(a)	16,289	16,837,402
4.88%, 04/01/27 (Call 04/01/22)(a)	10,004	10,536,713
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 11/15/19)(a)(b)	15,728	16,103,506
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(a)	10,751	11,144,559
5.50%, 04/15/27 (Call 01/15/27)(a)	19,884	21,519,252
5.75%, 06/15/25 (Call 03/15/25)(a)	19,919	21,910,900
6.00%, 03/15/23(a)	22,901	25,190,708
6.63%, 12/15/21(a)	22,532	24,500,846
7.75%, 03/15/22	17,834	19,995,135
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	6,214	6,295,559
4.25%, 03/01/22 (Call 12/01/21)	12,833	13,147,408
5.75%, 04/01/27 (Call 01/01/27)	7,155	7,638,708
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(b)	8,581	8,829,849

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Lodging (continued)
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	$18,358	$19,000,530
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	36,475	38,481,125

		398,602,902
Machinery — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(b)	15,421	14,629,469

Media — 12.0%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/20)(a)(b)	40,324	41,584,125
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	54,399	57,798,937
Altice Finco SA, 8.13%, 01/15/24 (Call 12/15/19)(b)	8,829	9,149,051
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(b)	29,402	30,431,070
7.75%, 05/15/22 (Call 05/15/20)(a)(b)	12,134	12,443,720
10.50%, 05/15/27 (Call 05/15/22)(b)	31,264	33,940,980
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/19)(a)	12,096	12,276,593
4.75%, 08/01/25 (Call 08/01/21)(a)	15,996	16,333,773
5.00%, 04/01/24 (Call 04/01/20)(a)	20,719	21,411,626
Cablevision Systems Corp., 5.88%, 09/15/22(a)	11,241	12,015,109
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(b)	8,775	8,888,582
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	47,762	50,083,620
5.13%, 02/15/23 (Call 02/15/20)(a)	20,287	20,640,438
5.13%, 05/01/23 (Call 05/01/20)(a)(b)	21,779	22,279,917
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	63,114	66,805,172
5.25%, 03/15/21 (Call 09/30/19)(a)	5,508	5,514,885
5.25%, 09/30/22 (Call 09/30/19)(a)	23,232	23,535,410
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	13,606	14,133,233
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	29,755	31,800,656
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	27,094	28,595,460
5.75%, 09/01/23 (Call 03/01/20)	10,518	10,730,674
5.75%, 01/15/24 (Call 07/15/20)(a)	17,427	17,819,108
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	50,138	53,083,607
5.88%, 04/01/24 (Call 04/01/20)(b)	33,236	34,728,157
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	15,697	16,736,926
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (Call 02/15/21)(a)(b)	42,620	46,721,749
Series A, 6.50%, 11/15/22 (Call 11/15/19)(a)	13,788	14,093,519
Series B, 6.50%, 11/15/22 (Call 11/15/19)	38,983	39,827,762
CSC Holdings LLC
5.13%, 12/15/21 (Call 09/10/19)(b)	22,188	22,204,664
5.25%, 06/01/24(a)	14,987	16,054,824
5.38%, 07/15/23 (Call 07/15/20)(a)(b)	19,699	20,216,099
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	19,928	21,278,321
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	30,444	32,194,530
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	25,340	27,113,800
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	18,807	19,606,298
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	34,001	38,081,120
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	18,214	19,524,825
6.75%, 11/15/21(a)	19,979	21,650,243
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	19,848	22,246,349
7.75%, 07/15/25 (Call 07/15/20)(b)	11,312	12,176,308
10.88%, 10/15/25 (Call 10/15/20)(a)(b)	31,427	35,778,904
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	27,963	29,361,150
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	27,659	28,972,802
DISH DBS Corp.
5.00%, 03/15/23(a)	28,730	28,334,963

Security	Par (000)	Value
Media (continued)
5.88%, 07/15/22(a)	$38,711	$40,174,760
5.88%, 11/15/24(a)	39,104	37,189,128
6.75%, 06/01/21(a)	38,191	40,232,691
7.75%, 07/01/26(a)	40,332	39,626,190
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)(b)	12,164	12,573,015
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	13,908	14,551,245
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	14,861	16,273,786
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 08/15/22)(b)	7,929	8,336,788
6.38%, 05/01/26 (Call 05/01/22)(a)	15,556	16,810,203
8.38%, 05/01/27 (Call 05/01/22)	28,994	31,349,762
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)	25,983	27,405,975
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	17,544	18,280,409
5.88%, 11/15/22 (Call 11/15/19)(a)	8,428	8,613,587
Nexstar Escrow Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)(b)	23,653	24,687,819
Quebecor Media Inc., 5.75%, 01/15/23(a)	17,559	19,014,813
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	10,035	10,077,649
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	11,139	11,475,955
6.13%, 10/01/22 (Call 10/01/19)(a)	8,538	8,660,566
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	21,015	21,415,598
4.63%, 05/15/23 (Call 05/15/20)(a)(b)	10,967	11,158,929
4.63%, 07/15/24 (Call 07/15/21)(b)	15,507	16,178,659
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	30,333	32,039,231
5.38%, 04/15/25 (Call 04/15/20)(a)(b)	20,089	20,842,338
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	20,405	21,578,288
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	27,154	29,586,048
TEGNA Inc.
5.13%, 07/15/20 (Call 09/30/19)	957	960,350
6.38%, 10/15/23 (Call 10/15/19)(a)	11,697	12,018,668
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(b)	18,800	19,563,750
Tribune Media Co., 5.88%, 07/15/22 (Call 07/15/20)	19,596	19,859,566
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)(b)	17,359	18,111,106
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(a)(b)	10,622	10,971,862
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(a)(b)	22,499	22,261,354
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	27,990	26,931,390
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	10,215	10,663,047
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	20,506	21,100,920
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(a)(c)	12,227	12,740,458
6.25%, 02/28/57 (Call 02/28/27)(a)(c)	13,269	14,215,661
Videotron Ltd.
5.00%, 07/15/22(a)	14,664	15,409,515
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	10,033	10,572,274
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	11,126	12,030,856
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(b)	751	780,822
6.00%, 10/15/24 (Call 10/15/19)(a)(b)	9,045	9,352,266
Virgin Media Secured Finance PLC
5.25%, 01/15/26 (Call 01/15/20)(b)	18,789	19,305,698
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	13,544	14,221,958

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
5.50%, 05/15/29 (Call 05/15/24)(b)	$28,037	$29,263,619
Ziggo Bond Co. BV
5.88%, 01/15/25 (Call 01/15/20)(a)(b)	7,649	7,942,530
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	10,859	11,360,259
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(b)	38,196	40,145,589

		2,046,116,009
Mining — 1.7%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	9,321	9,749,377
6.75%, 09/30/24 (Call 09/30/19)(a)(b)	13,632	14,309,989
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	9,800	10,574,886
Constellium SE
5.75%, 05/15/24 (Call 05/15/20)(a)(b)	7,093	7,296,924
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	9,109	9,496,132
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	12,252	12,826,312
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	14,650	15,108,466
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	10,354	10,786,495
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	13,293	13,844,897
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(a)	39,142	39,655,739
3.88%, 03/15/23 (Call 12/15/22)(a)	40,124	40,541,289
4.55%, 11/14/24 (Call 08/14/24)(a)	17,999	18,146,392
5.00%, 09/01/27 (Call 09/01/22)(a)	11,138	11,110,155
5.25%, 09/01/29 (Call 09/01/24)(a)	3,870	3,837,144
6.88%, 02/15/23 (Call 02/15/20)(a)	15,902	16,749,208
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	29,391	31,044,244
6.25%, 08/15/24 (Call 08/15/20)(a)(b)	24,092	25,217,010

		290,294,659
Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/20)	9,422	9,624,455
5.00%, 09/01/25 (Call 03/01/20)(a)	13,774	14,428,265
5.50%, 12/01/24 (Call 06/01/24)	9,719	10,611,933
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	9,993	9,968,017
4.63%, 05/15/22 (Call 04/15/22)	7,221	7,111,377
4.63%, 03/15/24 (Call 12/15/23)(a)	9,318	8,488,698
4.70%, 04/01/23 (Call 03/01/23)	8,303	7,897,324
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)(a)	22,021	22,431,141
4.50%, 05/15/21(a)	21,413	22,006,140

		112,567,350
Oil & Gas — 7.5%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(b)	15,973	16,387,979
5.88%, 03/31/25 (Call 03/31/21)(a)(b)	4,420	4,650,202
6.00%, 07/01/22 (Call 07/01/20)(a)(b)	2,686	2,764,733
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(a)	12,399	10,836,453
5.13%, 12/01/22 (Call 06/01/20)(a)	21,687	20,011,020
5.38%, 11/01/21 (Call 11/01/19)(a)	18,766	18,226,477
5.63%, 06/01/23 (Call 06/01/20)(a)	14,241	13,137,322
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)(b)	11,366	9,288,153
10.00%, 04/01/22 (Call 04/01/20)(b)	18,114	18,236,269

Security	Par (000)	Value
Oil & Gas (continued)
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/19)(a)(b)	$37,925	$21,633,053
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)(a)	11,616	11,267,520
6.38%, 07/01/26 (Call 07/01/21)(a)	8,312	8,070,062
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 09/30/19)(a)	16,634	16,426,075
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/20)	9,070	7,516,763
7.00%, 10/01/24 (Call 04/01/21)(a)	18,000	13,712,728
7.50%, 10/01/26 (Call 10/01/21)(a)	8,222	5,658,498
8.00%, 01/15/25 (Call 01/15/20)(a)	25,957	19,708,779
8.00%, 03/15/26 (Call 03/15/22)(b)	17,488	12,530,638
8.00%, 06/15/27 (Call 06/15/22)(a)	22,282	16,090,850
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	5,075	5,366,813
CNX Resources Corp.
5.88%, 04/15/22 (Call 04/15/20)	18,105	17,493,956
7.25%, 03/14/27 (Call 03/14/22)(b)	9,554	8,025,360
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	22,664	22,414,696
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)(b)	9,298	6,462,110
9.00%, 05/15/21 (Call 12/15/19)(b)	11,502	10,524,330
9.25%, 03/31/22 (Call 03/31/20)(a)(b)	11,201	9,430,842
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)(a)	9,666	8,771,895
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	20,622	21,320,682
5.38%, 05/31/25 (Call 05/31/20)	17,382	18,316,282
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	9,447	9,819,345
5.75%, 01/30/28 (Call 01/30/23)(b)	9,682	10,182,237
EP Energy LLC/Everest Acquisition Finance Inc.
7.75%, 05/15/26 (Call 05/15/21)(a)(b)	21,487	17,959,550
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	10,048	4,253,355
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	2,485	186,375
9.38%, 05/01/24 (Call 05/01/20)(a)(b)	9,371	702,825
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)(b)	13,396	8,848,192
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	8,342	6,279,253
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)(a)	12,283	8,935,883
6.38%, 05/15/25 (Call 05/15/20)(a)	12,727	9,224,199
6.38%, 01/15/26 (Call 01/15/21)(a)	8,626	6,250,256
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/20)(b)	8,691	8,017,448
5.75%, 10/01/25 (Call 04/01/20)(b)	10,140	9,474,562
6.25%, 11/01/28 (Call 11/01/23)(b)	11,980	11,021,600
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(a)	19,898	19,351,328
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/20)(b)	15,462	14,727,555
6.50%, 01/15/25 (Call 01/15/20)(b)	13,240	13,299,580
7.00%, 03/31/24 (Call 09/30/19)(a)(b)	19,332	18,395,003
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	12,268	8,589,522
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	10,372	8,189,019
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	8,364	8,381,923
4.20%, 12/01/22 (Call 09/01/22)	11,426	11,522,407

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
5.75%, 08/15/25 (Call 08/18/20)(a)	$10,628	$10,757,662
6.88%, 08/15/24 (Call 08/15/20)(a)	12,199	12,788,618
Nabors Industries Inc.
4.63%, 09/15/21	11,645	11,157,972
5.00%, 09/15/20(a)	2,975	2,960,125
5.50%, 01/15/23 (Call 11/15/22)(a)	14,002	12,503,086
5.75%, 02/01/25 (Call 11/01/24)(a)	14,654	11,714,041
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	13,383	10,898,781
7.95%, 04/01/25 (Call 01/01/25)(a)	9,224	5,946,186
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	7,552	6,088,800
6.88%, 03/15/22 (Call 09/15/19)	17,252	15,893,405
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(a)(b)	14,375	13,105,209
Parkland Fuel Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	10,803	11,383,661
6.00%, 04/01/26 (Call 04/01/21)(a)(b)	9,036	9,505,440
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	9,099	9,274,156
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	11,689	11,924,404
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	13,073	13,514,040
6.25%, 06/01/24 (Call 06/01/20)(b)	8,021	8,301,735
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/19)	9,684	9,974,520
7.25%, 06/15/25 (Call 06/15/20)(a)	13,349	13,812,952
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(a)	11,059	10,618,944
6.13%, 09/15/24 (Call 09/15/19)(a)	8,267	8,246,333
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	10,170	9,421,310
5.13%, 10/06/24 (Call 10/06/20)(b)	9,356	8,768,276
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	12,202	10,615,740
5.38%, 10/01/22 (Call 07/01/22)(a)	10,305	9,369,902
5.63%, 03/01/26 (Call 12/01/25)	9,113	7,482,912
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(a)	15,430	12,778,302
5.00%, 08/15/22 (Call 05/15/22)(a)	11,669	10,997,708
5.00%, 03/15/23 (Call 12/15/22)(a)	14,334	12,685,590
5.75%, 06/01/21 (Call 03/01/21)(a)	8,622	8,557,335
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)(a)	13,249	10,797,935
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 09/30/19)(a)(b)(f)	6,261	626,100
7.38%, 11/01/21 (Call 07/31/20)(a)(b)(f)	5,232	523,200
13.00%, 11/30/20 (Call 11/30/19)(b)(f)	9,480	9,006,000
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)(b)	12,863	12,292,204
6.75%, 05/01/23 (Call 05/01/20)(a)(b)	8,287	8,379,797
6.88%, 06/30/23 (Call 06/30/20)(a)(b)	9,559	9,681,973
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)(a)	9,588	8,389,500
5.63%, 06/01/25 (Call 06/01/20)(a)	10,239	8,694,133
6.13%, 11/15/22 (Call 11/15/19)(a)	8,730	8,158,912
6.63%, 01/15/27 (Call 01/15/22)(a)	10,151	8,628,350
6.75%, 09/15/26 (Call 09/15/21)(a)	8,971	7,675,048
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	18,450	16,189,875
7.50%, 04/01/26 (Call 04/01/21)	12,836	11,234,067

Security	Par (000)	Value
Oil & Gas (continued)
7.75%, 10/01/27 (Call 10/01/22)(a)	$9,010	$7,866,518
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	19,381	19,853,412
5.50%, 02/15/26 (Call 02/15/21)	14,128	14,681,868
6.00%, 04/15/27 (Call 04/15/22)	10,346	10,922,624
Series WI, 5.88%, 03/15/28 (Call 03/15/23)(a)	9,259	9,681,442
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)(b)	11,959	12,127,102
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)(b)	15,242	13,906,964
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	13,234	12,076,025
9.00%, 07/15/23 (Call 07/15/20)(a)(b)	22,464	23,249,791
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	9,595	9,724,768
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	10,164	10,610,264
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	8,365	8,286,980
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)(a)	19,343	12,230,579
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(a)	16,306	15,249,371
6.25%, 04/01/23 (Call 01/01/23)(a)	8,442	6,602,347
6.63%, 01/15/26 (Call 10/15/25)(a)	20,906	15,181,937
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	13,719	13,924,785
5.75%, 06/01/26 (Call 06/01/21)	8,378	8,692,175
6.00%, 01/15/22 (Call 10/15/21)	11,217	11,581,552
8.25%, 08/01/23 (Call 06/01/23)(a)	9,562	10,690,627

		1,266,357,327
Oil & Gas Services — 0.4%
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	7,447	4,833,103
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	10,213	6,612,917
SESI LLC
7.13%, 12/15/21 (Call 12/15/19)(a)	13,172	9,286,260
7.75%, 09/15/24 (Call 09/15/20)(a)	9,990	6,052,275
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(b)	6,797	7,172,373
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	5,871	5,997,227
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	13,919	14,290,174
6.88%, 09/01/27 (Call 09/01/22)(a)(b)	14,305	14,680,506

		68,924,835
Packaging & Containers — 3.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	8,169	8,265,844
4.25%, 09/15/22 (Call 03/15/20)(a)(b)	13,974	14,181,427
4.63%, 05/15/23 (Call 05/15/20)(a)(b)	20,834	21,302,973
5.25%, 08/15/27 (Call 08/15/22)(b)	4,554	4,592,582
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	32,820	34,378,950
Ball Corp.
4.00%, 11/15/23(a)	17,938	18,929,396
4.38%, 12/15/20(a)	17,613	18,034,062
4.88%, 03/15/26 (Call 12/15/25)(a)	13,741	15,063,571
5.00%, 03/15/22	14,407	15,292,742
5.25%, 07/01/25(a)	18,373	20,623,692

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Packaging & Containers (continued)
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	$10,087	$10,054,596
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	23,627	24,854,924
5.13%, 07/15/23 (Call 07/15/20)(a)	14,801	15,171,814
5.50%, 05/15/22 (Call 05/15/20)(a)	9,690	9,852,792
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	9,498	9,997,102
6.00%, 10/15/22 (Call 10/15/19)(a)	7,751	7,906,625
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	19,593	20,593,027
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	7,628	7,958,546
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(a)	15,904	16,676,836
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)(b)	11,838	10,654,200
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	10,291	9,249,036
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)(a)	177	181,858
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(b)	12,394	12,781,312
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	13,586	13,687,895
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)(b)	27,841	28,690,730
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	26,668	25,501,275
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	9,417	9,675,433
5.88%, 08/15/23(b)	11,674	12,445,943
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)(b)	29,030	29,808,004
5.75%, 10/15/20 (Call 10/15/19)(a)	39,480	39,578,209
7.00%, 07/15/24 (Call 07/15/20)(a)(b)	15,958	16,528,064
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	6,271	6,581,751
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	10,174	10,898,898
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	6,717	7,142,900
5.50%, 09/15/25 (Call 06/15/25)(b)	8,763	9,540,716
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	6,913	7,154,415
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	5,674	6,007,348
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	2,670	2,878,594

		552,718,082
Pharmaceuticals — 3.9%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)(b)	33,894	37,572,895
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	31,936	36,142,571
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/01/20)(b)	7,569	7,658,693
5.50%, 11/01/25 (Call 11/01/20)(b)	32,893	34,498,139
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	8,631	9,241,238
5.88%, 05/15/23 (Call 05/15/20)(b)	31,109	31,536,749
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	62,069	63,936,035
6.50%, 03/15/22 (Call 03/15/20)(a)(b)	23,404	24,223,140
7.00%, 03/15/24 (Call 03/15/20)(a)(b)	37,234	39,351,062
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	14,703	15,418,338
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	14,775	15,668,426
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	28,584	32,214,580
Elanco Animal Health Inc.
3.91%, 08/27/21	7,028	7,160,120
4.27%, 08/28/23 (Call 07/28/23)(a)	13,634	14,262,841

Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 08/28/28 (Call 05/28/28)(a)	$14,924	$16,248,438
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/20)(a)(b)	27,656	18,387,092
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	21,886	13,788,180
Mallinckrodt International Finance SA, 4.75%, 04/15/23(a)	7,055	3,007,194
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	12,721	5,827,808
5.63%, 10/15/23 (Call 10/15/19)(a)(b)	12,262	6,150,159
5.75%, 08/01/22 (Call 08/01/20)(a)(b)	14,637	8,573,623
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	31,227	29,190,219
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21(a)	58,246	54,605,625
2.80%, 07/21/23(a)	60,520	50,988,100
3.15%, 10/01/26(a)	71,033	52,317,701
6.00%, 04/15/24 (Call 01/15/24)(a)	24,286	22,159,275
6.75%, 03/01/28 (Call 12/01/27)(a)	23,413	19,734,818

		669,863,059
Pipelines — 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)(a)	12,774	12,039,495
5.75%, 03/01/27 (Call 03/01/22)(b)	12,789	11,709,928
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	14,151	12,815,499
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/19)(a)(b)	16,902	16,979,749
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(a)(c)	7,350	5,530,875
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(a)	31,798	35,216,285
5.88%, 03/31/25 (Call 10/02/24)(a)	29,423	32,916,981
7.00%, 06/30/24 (Call 01/01/24)	24,770	28,557,747
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)(a)	26,468	27,487,727
5.63%, 10/01/26 (Call 10/01/21)	22,666	23,940,962
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	11,641	11,608,172
5.75%, 04/01/25 (Call 04/01/20)(a)	10,918	11,163,655
6.25%, 04/01/23 (Call 04/01/20)(a)	13,320	13,626,193
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(a)	9,804	9,886,158
4.75%, 09/30/21 (Call 06/30/21)(b)	9,777	10,044,645
5.13%, 05/15/29 (Call 02/15/29)(a)	12,749	13,052,426
5.38%, 07/15/25 (Call 04/15/25)(a)	15,258	16,143,918
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	9,958	8,873,289
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)(a)	319	312,142
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(a)	14,739	14,114,128
4.40%, 04/01/24 (Call 01/01/24)(a)	10,242	10,139,580
4.85%, 07/15/26 (Call 04/15/26)(a)	11,459	11,274,838
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/20)(a)	7,200	7,185,857
6.25%, 05/15/26 (Call 02/15/21)	9,962	9,513,710
6.50%, 10/01/25 (Call 10/01/20)	11,081	10,776,273
6.75%, 08/01/22 (Call 08/01/20)	13,790	13,939,621

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)(b)	$8,386	$8,542,364
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)(a)	12,465	12,648,135
7.50%, 04/15/26 (Call 04/15/22)(b)	9,541	9,588,705
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)(b)	879	905,370
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	504	535,035
NuStar Logistics LP
4.80%, 09/01/20(a)	7,491	7,598,683
5.63%, 04/28/27 (Call 01/28/27)(a)	10,143	10,548,720
6.00%, 06/01/26 (Call 03/01/26)(a)	9,540	10,257,736
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 07/15/20)(a)	9,419	9,074,547
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)(b)	10,269	10,179,146
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	17,127	16,698,825
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	14,326	13,484,348
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/20)(a)	9,464	9,452,170
5.00%, 01/15/28 (Call 01/15/23)(a)	16,064	16,144,320
5.13%, 02/01/25 (Call 02/01/20)(a)	9,451	9,687,275
5.25%, 05/01/23 (Call 11/01/19)	12,785	13,004,774
5.38%, 02/01/27 (Call 02/01/22)(a)	9,307	9,622,880
5.88%, 04/15/26 (Call 04/15/21)(a)	19,365	20,361,136
6.50%, 07/15/27 (Call 07/15/22)(b)	15,618	16,945,530
6.75%, 03/15/24 (Call 09/15/19)(a)	11,714	12,167,918
6.88%, 01/15/29 (Call 01/15/24)(a)(b)	14,746	16,294,330

		612,591,800
Real Estate — 0.5%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	18,745	19,297,587
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)(a)	22,561	23,096,824
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	11,609	9,993,414
5.25%, 12/01/21 (Call 12/01/19)(a)(b)	13,923	13,532,321
9.38%, 04/01/27 (Call 04/01/22)(a)(b)	13,458	11,641,170

		77,561,316
Real Estate Investment Trusts — 3.0%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	20,591	21,672,645
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(a)	8,433	5,426,636
5.95%, 12/15/26 (Call 09/15/26)(a)	11,200	7,360,620
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)(a)	12,260	12,692,931
5.38%, 03/15/27 (Call 03/15/22)(a)	10,506	11,202,023
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/20)(a)	15,297	15,645,903
5.38%, 04/01/23 (Call 04/01/20)(a)	18,753	19,143,492
5.38%, 05/15/27 (Call 05/15/22)(a)	23,071	24,909,470
5.75%, 01/01/25 (Call 01/01/20)(a)	11,904	12,409,920
5.88%, 01/15/26 (Call 01/15/21)	20,842	22,200,108
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	25,038	25,865,676

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(a)(b)	$10,166	$10,237,281
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	18,460	18,951,983
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	16,641	17,219,969
5.75%, 08/15/24 (Call 08/15/20)(a)	19,450	19,717,437
6.00%, 08/15/23 (Call 08/15/20)(a)	12,213	12,494,948
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)(a)	6,054	6,105,762
5.25%, 09/15/22 (Call 09/15/19)(a)	6,492	6,675,724
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(a)	8,742	9,157,245
5.63%, 05/01/24 (Call 02/01/24)(a)	21,031	22,986,870
5.75%, 02/01/27 (Call 11/01/26)(a)(b)	14,226	15,735,608
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	14,704	15,214,045
5.00%, 10/15/27 (Call 09/07/22)(a)	27,537	29,395,747
5.25%, 08/01/26 (Call 08/01/21)(a)	10,116	10,688,161
6.38%, 03/01/24 (Call 03/01/20)(a)	10,428	10,936,365
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)(a)	12,780	13,027,613
4.88%, 07/15/22 (Call 07/15/20)(a)	13,838	14,053,873
4.88%, 09/01/24 (Call 09/01/19)(a)	20,000	20,762,500
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)(a)	1,287	1,290,305
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(a)	8,524	8,591,979
4.75%, 03/15/25 (Call 09/15/24)	9,952	10,182,488
5.00%, 12/15/21 (Call 09/15/21)(a)	12,742	13,223,011
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)(b)	9,784	8,269,518
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/20)(b)	10,093	9,631,806
8.25%, 10/15/23 (Call 04/15/20)(a)	19,542	17,294,670
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(a)	14,703	13,809,413

		514,183,745
Retail — 3.3%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	30,540	31,462,561
4.63%, 01/15/22 (Call 10/01/19)(b)	22,836	22,921,635
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	53,346	55,079,745
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	26,173	25,853,472
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 09/30/19)(a)	6,854	5,858,028
6.75%, 01/15/22 (Call 11/15/19)(a)	7,980	6,761,055
6.75%, 06/15/23 (Call 06/15/20)(a)	8,785	7,338,220
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)(b)	27,203	27,864,185
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	13,004	13,637,945
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/20)(b)	11,412	9,593,721
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	4,749	2,396,761
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	13,661	14,302,623
5.00%, 06/01/24 (Call 06/01/20)(a)(b)	19,086	19,800,234
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	19,000	20,117,947

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
L Brands Inc.
5.25%, 02/01/28(a)	$10,398	$9,538,061
5.63%, 02/15/22(a)	14,989	15,740,324
5.63%, 10/15/23(a)	8,673	9,102,856
6.63%, 04/01/21	7,791	8,216,766
7.50%, 06/15/29 (Call 06/15/24)	10,918	10,699,640
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.00%, 10/25/24 (Call 10/15/19)(b)	9,510	3,150,187
8.75%, 10/25/24 (Call 10/15/19)(a)(b)	5,464	1,848,653
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(a)	8,210	8,595,943
5.75%, 10/01/22 (Call 10/01/19)(a)	9,086	9,200,938
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(b)	26,685	26,178,268
7.13%, 03/15/23 (Call 03/15/20)(b)	38,705	35,884,954
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	12,952	12,150,595
QVC Inc.
4.38%, 03/15/23	13,047	13,565,381
4.45%, 02/15/25 (Call 11/15/24)	11,876	12,296,805
4.85%, 04/01/24	11,314	11,955,412
5.13%, 07/02/22	7,941	8,377,375
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/20)(a)(b)	32,311	26,101,230
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(b)	40,541	40,946,410
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	20,364	20,567,640
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/20)(a)	8,482	8,651,725

		555,757,295
Semiconductors — 0.2%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	9,557	10,400,329
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	14,304	15,224,820

		25,625,149
Software — 2.2%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(a)	11,679	12,006,255
5.00%, 10/15/24 (Call 07/15/24)(a)	8,168	8,604,477
5.25%, 05/15/29 (Call 05/15/24)(b)	10,357	10,711,128
5.88%, 06/15/26 (Call 06/15/21)(a)	10,518	11,159,289
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	19,608	19,799,996
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(b)	11,956	12,980,978
10.25%, 02/15/27 (Call 02/15/22)(b)	16,661	18,222,969
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	32,308	32,833,005
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	17,760	18,689,228
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	20,929	22,094,810
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	7,944	8,328,788
5.25%, 11/15/24 (Call 11/15/19)(a)(b)	15,317	15,902,109
5.38%, 05/15/27 (Call 05/15/22)(b)	10,642	11,436,297
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	16,337	17,180,652
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/20)(b)	14,951	15,364,489
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	14,964	15,971,575

Security	Par (000)	Value
Software (continued)
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	$24,248	$22,247,540
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/20)(a)(b)	41,017	43,478,020
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	38,194	40,103,700
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/20)(a)(b)	8,317	8,240,068
10.50%, 02/01/24 (Call 02/01/20)(a)(b)	16,088	15,148,445

		380,503,818
Telecommunications — 10.1%
Altice France SA/France
6.25%, 05/15/24 (Call 05/15/20)(a)(b)	17,084	17,657,534
7.38%, 05/01/26 (Call 05/01/21)(a)(b)	102,752	109,786,402
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	34,670	38,223,675
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	21,874	23,258,952
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	8,896	9,650,381
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(a)	10,647	10,896,539
Series S, 6.45%, 06/15/21(a)	22,681	23,900,104
Series T, 5.80%, 03/15/22(a)	26,346	27,729,165
Series W, 6.75%, 12/01/23(a)	14,455	15,754,444
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	20,564	22,825,629
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)(b)	13,434	12,263,322
CommScope Inc.
5.00%, 06/15/21 (Call 09/10/19)(a)(b)	9,389	9,389,094
5.50%, 03/01/24 (Call 03/01/21)(a)(b)	24,041	24,425,932
5.50%, 06/15/24 (Call 06/15/20)(a)(b)	12,683	11,922,020
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	27,540	28,015,448
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	20,159	19,755,820
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	13,266	11,093,693
6.00%, 06/15/25 (Call 06/15/20)(b)	30,545	27,378,684
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(a)	16,557	8,319,893
7.13%, 01/15/23(a)	13,990	7,127,127
7.63%, 04/15/24(a)	16,108	8,119,237
8.00%, 04/01/27 (Call 04/01/22)(b)	32,007	33,406,986
8.50%, 04/01/26 (Call 04/01/21)(b)	30,574	29,695,380
8.75%, 04/15/22	7,698	4,003,682
10.50%, 09/15/22 (Call 06/15/22)	39,325	20,587,530
11.00%, 09/15/25 (Call 06/15/25)	66,792	33,805,101
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	19,808	20,674,600
Hughes Satellite Systems Corp.
5.25%, 08/01/26(a)	14,212	15,075,379
6.63%, 08/01/26(a)	15,452	16,697,818
7.63%, 06/15/21	17,786	19,244,007
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/20)(a)(b)	19,304	19,502,318
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	6,595	6,934,519
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	26,783	23,914,916
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/20)	38,864	35,366,240
8.00%, 02/15/24 (Call 02/15/20)(a)(b)	27,591	28,729,129
8.50%, 10/15/24 (Call 10/15/20)(b)	57,805	57,371,462
9.50%, 09/30/22(a)(b)	8,751	10,140,221

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
9.75%, 07/15/25 (Call 07/15/21)(b)	$37,393	$38,391,434
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/20)(a)	18,903	15,105,522
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(b)(c)	12,414	13,232,845
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/20)(a)	13,276	13,492,266
5.25%, 03/15/26 (Call 03/15/21)(a)	13,547	14,161,142
5.38%, 08/15/22 (Call 09/30/19)	18,708	18,801,540
5.38%, 01/15/24 (Call 01/15/20)	19,514	19,923,558
5.38%, 05/01/25 (Call 05/01/20)	14,697	15,326,215
5.63%, 02/01/23 (Call 02/01/20)(a)	9,040	9,180,075
6.13%, 01/15/21 (Call 09/30/19)(a)	2,453	2,462,199
Nokia OYJ
3.38%, 06/12/22(a)	8,260	8,393,537
4.38%, 06/12/27(a)	10,990	11,429,600
Qwest Corp., 6.75%, 12/01/21(a)	17,437	18,788,368
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)(b)	6,981	7,304,574
Sprint Communications Inc.
6.00%, 11/15/22	45,520	48,507,022
7.00%, 08/15/20	22,602	23,460,876
11.50%, 11/15/21	19,131	22,426,827
Sprint Corp.
7.13%, 06/15/24	47,356	52,357,978
7.25%, 09/15/21	44,200	47,545,940
7.63%, 02/15/25 (Call 11/15/24)	30,618	34,421,331
7.63%, 03/01/26 (Call 11/01/25)	30,579	34,517,783
7.88%, 09/15/23	82,889	93,353,736
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	29,688	31,685,082
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	17,754	18,387,285
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	9,252	9,525,281
4.50%, 02/01/26 (Call 02/01/21)	22,058	22,905,698
4.75%, 02/01/28 (Call 02/01/23)	29,200	30,768,916
5.13%, 04/15/25 (Call 04/15/20)	9,814	10,224,421
5.38%, 04/15/27 (Call 04/15/22)	10,914	11,806,832
6.00%, 03/01/23 (Call 09/01/19)	17,620	17,928,350
6.00%, 04/15/24 (Call 04/15/20)	19,172	20,010,775
6.38%, 03/01/25 (Call 09/01/19)	34,664	35,894,572
6.50%, 01/15/24 (Call 01/15/20)(a)	12,295	12,809,853
6.50%, 01/15/26 (Call 01/15/21)(a)	39,988	42,937,115
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(b)	14,087	14,222,000
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	10,434	11,086,125
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	23,179	18,115,837

		1,713,534,893
Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	30,481	31,361,139

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/20)(a)(b)	9,110	6,034,562

Security	Par/ Shares (000)	Value
Transportation (continued)
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	$9,057	$9,358,145
6.50%, 06/15/22 (Call 06/15/20)(a)(b)	22,230	22,653,759
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	20,753	22,465,123

		60,511,589
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)(b)	9,338	9,618,140
6.75%, 03/15/22 (Call 03/15/20)(a)(b)	12,112	12,657,040

		22,275,180

Total Corporate Bonds & Notes — 97.0% (Cost: $16,771,959,248)		16,481,417,912

Preferred Stocks

Internet & Direct Marketing Retail — 0.0%
MYT Holding Co., 10.00%, 06/07/29(b)	1,682	1,564,379

Total Preferred Stocks — 0.0% (Cost $1,572,782)		1,564,379

Short-Term Investments

Money Market Funds — 20.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(g)(h)(i)	3,200,875	3,202,475,310
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(g)(h)	325,896	325,896,000

		3,528,371,310

Total Short-Term Investments — 20.7% (Cost: $3,526,988,351)		3,528,371,310

Total Investments in Securities — 117.7% (Cost: $20,300,520,381)		20,011,353,601

Other Assets, Less Liabilities — (17.7)%		(3,012,200,934)

Net Assets — 100.0%		$16,999,152,667

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
August 31, 2019

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,540,731	(339,856)	3,200,875	$3,202,475,310	$8,352,168	(b)	$89,769		$200,518
BlackRock Cash Funds: Treasury, SL Agency Shares	195,221	130,675	325,896	325,896,000	1,631,556		—		—

				$3,528,371,310	$9,983,724		$89,769		$200,518

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$16,481,417,912	$—	$16,481,417,912
Preferred Stocks	1,564,379	—	—	1,564,379
Money Market Funds	3,528,371,310	—	—	3,528,371,310

	$3,529,935,689	$16,481,417,912	$—	$20,011,353,601

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	$9,687	$10,287,933
3.63%, 05/01/22(a)	2,122	2,208,040
3.65%, 11/01/24 (Call 08/01/24)(a)	9,497	10,040,753
WPP Finance 2010, 3.75%, 09/19/24(a)	10,646	11,117,698

		33,654,424

Aerospace & Defense — 2.0%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	12,480	12,812,024
2.95%, 02/01/30 (Call 11/01/29)	11,055	11,512,723
3.20%, 03/01/29 (Call 12/01/28)	4,600	4,893,229
3.25%, 02/01/35 (Call 11/01/34)	9,000	9,560,182
3.60%, 05/01/34 (Call 02/01/34)	8,297	9,160,962
3.75%, 02/01/50 (Call 08/01/49)(a)	12,090	13,473,885
3.90%, 05/01/49 (Call 11/01/48)(a)	8,136	9,214,174
3.95%, 08/01/59 (Call 02/01/59)	10,000	11,314,843
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)(a)	9,523	9,620,331
3.38%, 05/15/23 (Call 04/15/23)	10,357	10,887,042
3.50%, 05/15/25 (Call 03/15/25)	15,045	16,186,300
3.75%, 05/15/28 (Call 02/15/28)(a)	6,989	7,846,258
L3Harris Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)(b)	13,201	13,943,051
4.40%, 06/15/28 (Call 03/15/28)(a)	225	254,455
4.40%, 06/15/28 (Call 03/15/28)(b)	11,005	12,445,691
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	9,749	10,166,448
3.55%, 01/15/26 (Call 10/15/25)(a)	24,512	26,580,825
3.80%, 03/01/45 (Call 09/01/44)	15,132	17,257,247
4.07%, 12/15/42(a)	17,202	20,289,016
4.09%, 09/15/52 (Call 03/15/52)	20,191	24,379,369
4.70%, 05/15/46 (Call 11/15/45)	11,231	14,632,671
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)(a)	17,453	17,726,544
2.93%, 01/15/25 (Call 11/15/24)	16,954	17,557,834
3.20%, 02/01/27 (Call 11/01/26)(a)	7,298	7,707,038
3.25%, 08/01/23(a)	4,747	4,950,033
3.25%, 01/15/28 (Call 10/15/27)	40,785	43,291,418
4.03%, 10/15/47 (Call 04/15/47)(a)	15,453	17,932,850
4.75%, 06/01/43	14,277	17,698,323
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	12,703	12,877,636
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	13,023	13,242,180
3.20%, 03/15/24 (Call 01/15/24)	8,190	8,512,249
3.50%, 03/15/27 (Call 12/15/26)	17,251	18,544,556
4.35%, 04/15/47 (Call 10/15/46)(a)	6,045	7,147,768
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	14,800	15,271,974
2.80%, 05/04/24 (Call 03/04/24)(a)	15,189	15,648,855
3.13%, 05/04/27 (Call 02/04/27)(a)	9,820	10,385,542
3.65%, 08/16/23 (Call 07/16/23)(a)	22,693	24,080,028
3.75%, 11/01/46 (Call 05/01/46)	8,488	9,414,876
3.95%, 08/16/25 (Call 06/16/25)(a)	13,463	14,780,469
4.13%, 11/16/28 (Call 08/16/28)(a)	27,144	31,037,001
4.15%, 05/15/45 (Call 11/16/44)	12,632	14,646,292
4.45%, 11/16/38 (Call 05/16/38)(a)	19,000	22,965,560
4.50%, 06/01/42	37,779	45,511,764
4.63%, 11/16/48 (Call 05/16/48)	21,999	27,837,114

Security	Par (000)	Value
Aerospace & Defense (continued)
5.70%, 04/15/40(a)	$15,920	$21,572,342
6.13%, 07/15/38	11,055	15,479,262

		722,250,234

Agriculture — 1.6%
Altria Group Inc.
2.85%, 08/09/22	10,561	10,773,486
3.80%, 02/14/24 (Call 01/14/24)(a)	15,542	16,454,015
3.88%, 09/16/46 (Call 03/16/46)	18,331	18,058,191
4.00%, 01/31/24(a)	15,436	16,469,090
4.25%, 08/09/42(a)	12,707	13,134,329
4.40%, 02/14/26 (Call 12/14/25)	15,524	17,019,829
4.80%, 02/14/29 (Call 11/14/28)	40,993	46,373,700
5.38%, 01/31/44	8,538	10,140,649
5.80%, 02/14/39 (Call 08/14/38)	27,168	33,551,831
5.95%, 02/14/49 (Call 08/14/48)(a)	30,131	38,755,019
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10,803	11,041,946
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)(a)	3,444	3,486,867
3.22%, 08/15/24 (Call 06/15/24)	21,782	22,355,596
3.56%, 08/15/27 (Call 05/15/27)	41,558	42,582,720
4.39%, 08/15/37 (Call 02/15/37)	29,433	29,576,689
4.54%, 08/15/47 (Call 02/15/47)(a)	33,325	33,391,887
Philip Morris International Inc.
2.50%, 11/02/22 (Call 10/02/22)(a)	11,187	11,310,395
2.75%, 02/25/26 (Call 11/25/25)	3,692	3,760,191
2.88%, 05/01/24 (Call 04/01/24)	13,924	14,273,128
3.25%, 11/10/24(a)	10,457	10,939,986
3.38%, 08/11/25 (Call 05/11/25)	6,319	6,663,227
3.38%, 08/15/29 (Call 05/15/29)	22,049	23,103,520
3.88%, 08/21/42	9,030	9,361,326
4.13%, 03/04/43	6,274	6,705,937
4.25%, 11/10/44	14,566	15,921,254
4.38%, 11/15/41	13,353	14,775,866
4.88%, 11/15/43(a)	5,501	6,479,949
6.38%, 05/16/38	19,229	26,344,072
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(a)	36,771	39,788,708
5.70%, 08/15/35 (Call 02/15/35)(a)	6,531	7,451,025
5.85%, 08/15/45 (Call 02/15/45)	23,260	26,392,150

		586,436,578

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	9,907	10,188,451
3.88%, 11/01/45 (Call 05/01/45)(a)	13,045	15,199,260

		25,387,711

Auto Manufacturers — 1.6%
Daimler Finance North America LLC
3.65%, 02/22/24(a)(b)	5,855	6,119,036
8.50%, 01/18/31	18,957	28,438,224
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	22,419	23,039,009
4.75%, 01/15/43	24,141	21,765,007
5.29%, 12/08/46 (Call 06/08/46)(a)	14,925	14,339,607
7.45%, 07/16/31(a)	19,837	23,507,996
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(a)	4,220	4,211,214
3.10%, 05/04/23	8,500	8,408,586
3.34%, 03/28/22 (Call 02/28/22)(a)	4,028	4,045,386

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
3.66%, 09/08/24	$14,929	$14,910,840
3.81%, 01/09/24 (Call 11/09/23)	7,008	7,052,708
3.82%, 11/02/27 (Call 08/02/27)(a)	14,445	14,048,511
4.13%, 08/04/25	22,197	22,348,546
4.14%, 02/15/23 (Call 01/15/23)	6,605	6,766,379
4.25%, 09/20/22(a)	10,841	11,167,789
4.38%, 08/06/23(a)	13,166	13,624,037
4.39%, 01/08/26(a)	12,209	12,413,838
5.11%, 05/03/29 (Call 02/03/29)	15,405	15,885,718
5.58%, 03/18/24 (Call 02/18/24)	14,790	15,882,003
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	11,817	12,165,900
4.88%, 10/02/23(a)	6,971	7,491,355
5.00%, 10/01/28 (Call 07/01/28)	12,030	12,953,641
5.00%, 04/01/35(a)	11,055	11,365,736
5.15%, 04/01/38 (Call 10/01/37)	15,714	16,251,675
5.20%, 04/01/45	16,042	16,215,550
5.40%, 04/01/48 (Call 10/01/47)	12,295	12,733,795
5.95%, 04/01/49 (Call 10/01/48)(a)	11,573	12,950,778
6.25%, 10/02/43	14,779	16,587,191
6.60%, 04/01/36 (Call 10/01/35)(a)	13,591	15,754,797
6.75%, 04/01/46 (Call 10/01/45)	8,272	9,778,052
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	4,318	4,377,044
3.25%, 01/05/23 (Call 12/05/22)	4,638	4,724,813
3.45%, 01/14/22 (Call 12/14/21)(a)	14,306	14,582,787
3.45%, 04/10/22 (Call 02/10/22)	11,500	11,728,722
3.50%, 11/07/24 (Call 09/07/24)	11,991	12,176,317
3.70%, 05/09/23 (Call 03/09/23)(a)	18,094	18,558,314
3.95%, 04/13/24 (Call 02/13/24)(a)	13,165	13,607,042
4.00%, 01/15/25 (Call 10/15/24)(a)	9,673	9,957,487
4.00%, 10/06/26 (Call 07/06/26)(a)	8,844	9,049,364
4.15%, 06/19/23 (Call 05/19/23)(a)	3,955	4,129,758
4.30%, 07/13/25 (Call 04/13/25)	9,329	9,737,464
4.35%, 04/09/25 (Call 02/09/25)(a)	8,779	9,188,532
4.35%, 01/17/27 (Call 10/17/26)	6,022	6,246,047
5.10%, 01/17/24 (Call 12/17/23)	9,112	9,833,802
5.25%, 03/01/26 (Call 12/01/25)	12,109	13,231,635
Toyota Motor Corp., 3.42%, 07/20/23(a)	3,636	3,851,841
Toyota Motor Credit Corp.
2.15%, 09/08/22(a)	6,776	6,830,704
3.20%, 01/11/27(a)	13,694	14,787,882
3.45%, 09/20/23(a)	8,231	8,687,942

		597,510,401

Banks — 24.6%
Australia & New Zealand Banking Group Ltd./New York NY
2.63%, 11/09/22(a)	11,021	11,249,633
3.70%, 11/16/25(a)	13,117	14,293,752
Banco Santander SA
2.71%, 06/27/24(a)	6,600	6,715,194
3.13%, 02/23/23	12,087	12,353,470
3.31%, 06/27/29	14,700	15,304,152
3.50%, 04/11/22	3,762	3,874,205
3.80%, 02/23/28(a)	10,760	11,388,599
3.85%, 04/12/23(a)	17,515	18,301,945
4.25%, 04/11/27	13,962	15,138,583
4.38%, 04/12/28(a)	12,642	13,896,225
5.18%, 11/19/25(a)	2,498	2,757,792

Security	Par (000)	Value
Banks (continued)
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	$15,272	$15,414,865
2.82%, 07/21/23 (Call 07/21/22)(a)(c)	7,842	8,004,113
2.88%, 04/24/23 (Call 04/24/22)(a)(c)	4,409	4,491,671
3.00%, 12/20/23 (Call 12/20/22)(c)	45,839	47,047,591
3.09%, 10/01/25 (Call 10/01/24)(a)(c)	18,974	19,702,753
3.12%, 01/20/23 (Call 01/20/22)(a)(c)	2,777	2,841,171
3.19%, 07/23/30 (Call 07/23/29)(c)	12,700	13,257,239
3.25%, 10/21/27 (Call 10/21/26)(a)	20,503	21,604,354
3.30%, 01/11/23	40,225	41,795,287
3.37%, 01/23/26 (Call 01/23/25)(c)	22,582	23,654,080
3.42%, 12/20/28 (Call 12/20/27)(c)	64,902	68,569,969
3.46%, 03/15/25 (Call 03/15/24)(c)	25,775	27,042,901
3.50%, 04/19/26(a)	30,079	32,176,821
3.55%, 03/05/24 (Call 03/05/23)(a)(c)	19,388	20,288,902
3.56%, 04/23/27 (Call 04/23/26)(a)(c)	11,735	12,486,953
3.59%, 07/21/28 (Call 07/21/27)(c)	16,720	17,854,527
3.71%, 04/24/28 (Call 04/24/27)(c)	18,561	19,983,712
3.82%, 01/20/28 (Call 01/20/27)(c)	21,811	23,620,746
3.86%, 07/23/24 (Call 07/23/23)(c)	33,472	35,509,615
3.88%, 08/01/25	23,651	25,732,106
3.95%, 01/23/49 (Call 01/23/48)(a)(c)	15,113	17,584,397
3.97%, 03/05/29 (Call 03/05/28)(a)(c)	35,773	39,301,048
3.97%, 02/07/30 (Call 02/07/29)(c)	32,557	36,058,919
4.00%, 04/01/24(a)	23,488	25,389,556
4.00%, 01/22/25(a)	29,480	31,484,021
4.08%, 04/23/40 (Call 04/23/39)(c)	20,310	23,303,570
4.10%, 07/24/23	23,788	25,526,106
4.13%, 01/22/24(a)	23,347	25,292,400
4.20%, 08/26/24	11,313	12,194,700
4.24%, 04/24/38 (Call 04/24/37)(c)	23,880	27,931,383
4.25%, 10/22/26	21,667	23,664,502
4.27%, 07/23/29 (Call 07/23/28)(a)(c)	35,812	40,411,167
4.33%, 03/15/50 (Call 03/15/49)(a)(c)	24,581	30,042,908
4.44%, 01/20/48 (Call 01/20/47)(c)	20,350	25,069,482
4.45%, 03/03/26	24,706	27,166,522
5.00%, 01/21/44(a)	20,347	26,568,801
5.88%, 02/07/42	18,356	26,295,847
6.11%, 01/29/37(a)	20,139	26,932,988
7.75%, 05/14/38(a)	12,819	20,066,893
Series L, 3.95%, 04/21/25(a)	27,112	28,885,740
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	16,690	18,172,686
Bank of America N.A., 6.00%, 10/15/36	14,170	19,851,358
Bank of Montreal
2.35%, 09/11/22	9,876	10,003,601
2.50%, 06/28/24(a)	16,935	17,170,175
2.55%, 11/06/22 (Call 10/06/22)	9,072	9,241,095
Series E, 3.30%, 02/05/24	27,239	28,542,010
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)(a)	14,158	14,262,349
2.45%, 08/17/26 (Call 05/17/26)(a)	9,488	9,625,737
2.80%, 05/04/26 (Call 02/04/26)	8,178	8,477,466
2.95%, 01/29/23 (Call 12/29/22)	9,000	9,267,657
3.25%, 05/16/27 (Call 02/16/27)(a)	4,203	4,497,558
3.30%, 08/23/29 (Call 05/23/29)	12,334	13,150,881
3.40%, 01/29/28 (Call 10/29/27)(a)	13,096	14,222,822
3.45%, 08/11/23	14,114	14,845,390
3.50%, 04/28/23	10,227	10,782,381
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	6,188	6,585,211
Series G, 3.00%, 02/24/25 (Call 01/24/25)	8,126	8,463,684

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (The)
2.45%, 09/19/22(a)	$4,254	$4,328,050
2.70%, 08/03/26	14,419	14,763,330
2.80%, 07/21/21	4,025	4,085,377
3.40%, 02/11/24(a)	18,707	19,698,942
4.50%, 12/16/25	18,511	20,284,443
Barclays PLC
3.65%, 03/16/25	30,170	30,786,720
3.68%, 01/10/23 (Call 01/10/22)(a)	10,728	10,900,337
3.93%, 05/07/25 (Call 05/07/24)(c)	7,957	8,163,133
4.34%, 05/16/24 (Call 05/16/23)(a)(c)	21,581	22,479,242
4.34%, 01/10/28 (Call 01/10/27)(a)	16,498	17,348,084
4.38%, 09/11/24	13,794	14,165,223
4.38%, 01/12/26	24,224	25,644,142
4.84%, 05/09/28 (Call 05/07/27)(a)	22,323	23,147,989
4.95%, 01/10/47(a)	23,809	26,173,441
4.97%, 05/16/29 (Call 05/16/28)(a)(c)	22,514	24,687,193
5.20%, 05/12/26	27,876	29,600,543
5.25%, 08/17/45	15,438	17,309,493
BB&T Corp.
2.50%, 08/01/24 (Call 07/01/24)	10,450	10,608,364
2.85%, 10/26/24 (Call 09/26/24)(a)	13,189	13,593,384
3.70%, 06/05/25 (Call 05/05/25)	14,195	15,319,045
3.75%, 12/06/23 (Call 11/06/23)(a)	14,475	15,399,258
BNP Paribas SA
3.25%, 03/03/23(a)	12,430	12,979,979
4.25%, 10/15/24(a)	13,686	14,552,550
BPCE SA
2.75%, 12/02/21	1,956	1,981,918
4.00%, 04/15/24(a)	17,813	19,280,681
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	12,615	13,433,890
3.80%, 10/30/26 (Call 09/30/26)	9,054	9,829,324
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	21,799	22,603,608
3.50%, 09/13/23	14,983	15,855,133
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)	7,631	7,739,039
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	24,505	26,096,441
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)(a)	15,260	15,520,801
2.88%, 07/24/23 (Call 07/24/22)(c)	21,702	22,089,020
3.14%, 01/24/23 (Call 01/24/22)(c)	3,004	3,071,958
3.20%, 10/21/26 (Call 07/21/26)(a)	34,395	35,859,488
3.30%, 04/27/25(a)	21,034	22,232,942
3.35%, 04/24/25 (Call 04/24/24)(c)	28,560	29,783,916
3.40%, 05/01/26	16,790	17,767,836
3.50%, 05/15/23(a)	14,500	15,081,009
3.52%, 10/27/28 (Call 10/27/27)(c)	29,067	30,762,295
3.67%, 07/24/28 (Call 07/24/27)(a)(c)	27,609	29,590,327
3.70%, 01/12/26	19,078	20,528,659
3.88%, 10/25/23(a)	17,449	18,607,926
3.88%, 03/26/25	18,646	19,708,850
3.88%, 01/24/39 (Call 01/24/38)(c)	13,822	15,494,582
3.89%, 01/10/28 (Call 01/10/27)(a)(c)	33,723	36,575,069
3.98%, 03/20/30 (Call 03/20/29)(a)(c)	23,295	25,662,045
4.00%, 08/05/24(a)	7,698	8,200,050
4.04%, 06/01/24 (Call 06/01/23)(a)(c)	17,293	18,403,982
4.05%, 07/30/22(a)	3,905	4,094,891
4.08%, 04/23/29 (Call 04/23/28)(a)(c)	9,676	10,711,628
4.13%, 07/25/28(a)	25,930	28,251,943

Security	Par (000)	Value
Banks (continued)
4.28%, 04/24/48 (Call 04/24/47)(a)(c)	$11,070	$13,387,392
4.30%, 11/20/26(a)	13,686	14,925,352
4.40%, 06/10/25	21,872	23,746,164
4.45%, 09/29/27	49,086	53,891,775
4.60%, 03/09/26	10,328	11,360,940
4.65%, 07/30/45(a)	14,469	18,060,442
4.65%, 07/23/48 (Call 06/23/48)	35,623	44,715,550
4.75%, 05/18/46	24,028	29,058,173
5.30%, 05/06/44	11,311	14,532,779
5.50%, 09/13/25(a)	15,782	18,082,686
5.88%, 01/30/42	13,079	18,519,116
6.63%, 06/15/32	12,818	17,111,821
6.68%, 09/13/43	9,944	14,771,844
8.13%, 07/15/39	18,988	31,741,193
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	7,204	7,771,950
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	23,274	24,356,406
3.95%, 11/09/22(a)	14,391	15,057,113
4.38%, 08/04/25	18,486	19,896,694
4.63%, 12/01/23(a)	6,326	6,837,291
5.25%, 05/24/41(a)	20,817	28,598,453
5.25%, 08/04/45(a)	13,069	16,937,670
5.75%, 12/01/43(a)	16,187	22,125,564
Cooperatieve Rabobank UA/NY
2.75%, 01/10/23(a)	22,665	23,232,001
3.38%, 05/21/25(a)	19,734	21,265,135
Credit Suisse AG/New York NY, 3.63%, 09/09/24	39,110	41,642,259
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25(a)	24,507	25,895,591
3.80%, 09/15/22	21,771	22,660,850
3.80%, 06/09/23	27,998	29,391,259
4.55%, 04/17/26	21,882	24,197,531
4.88%, 05/15/45(a)	26,527	33,526,247
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	3,524	3,508,136
Deutsche Bank AG/New York NY
3.30%, 11/16/22(a)	11,120	11,042,564
3.70%, 05/30/24	14,519	14,461,008
3.95%, 02/27/23	9,277	9,394,023
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)(a)	7,718	7,988,111
3.45%, 07/27/26 (Call 04/27/26)	10,792	11,274,367
4.20%, 08/08/23	13,876	14,896,885
4.65%, 09/13/28 (Call 06/13/28)(a)	7,530	8,509,788
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	9,876	10,460,332
3.95%, 03/14/28 (Call 02/14/28)(a)	3,170	3,511,413
4.30%, 01/16/24 (Call 12/16/23)(a)	12,478	13,458,193
8.25%, 03/01/38	10,792	16,777,905
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)(a)	12,129	13,032,671
3.95%, 07/28/25 (Call 06/28/25)(a)	4,542	4,976,196
Goldman Sachs Group Inc. (The)
2.91%, 07/24/23 (Call 07/24/22)(a)(c)	19,511	19,845,910
3.20%, 02/23/23 (Call 01/23/23)(a)	19,065	19,686,113
3.27%, 09/29/25 (Call 09/29/24)(a)(c)	28,160	29,246,621
3.50%, 01/23/25 (Call 10/23/24)	29,903	31,424,928
3.50%, 11/16/26 (Call 11/16/25)	30,202	31,610,932
3.63%, 01/22/23	21,978	23,018,445
3.63%, 02/20/24 (Call 01/20/24)(a)	13,376	14,091,813

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.69%, 06/05/28 (Call 06/05/27)(c)	$28,509	$30,286,091
3.75%, 05/22/25 (Call 02/22/25)	29,849	31,840,513
3.75%, 02/25/26 (Call 11/25/25)	17,740	18,929,263
3.81%, 04/23/29 (Call 04/23/28)(a)(c)	34,104	36,639,479
3.85%, 07/08/24 (Call 04/08/24)(a)	26,367	28,093,137
3.85%, 01/26/27 (Call 01/26/26)	29,596	31,590,927
4.00%, 03/03/24	28,918	31,047,253
4.02%, 10/31/38 (Call 10/31/37)(c)	31,886	35,236,645
4.22%, 05/01/29 (Call 05/01/28)(a)(c)	41,479	45,870,365
4.25%, 10/21/25(a)	24,120	25,990,716
4.41%, 04/23/39 (Call 04/23/38)(c)	20,545	23,660,279
4.75%, 10/21/45 (Call 04/21/45)	22,174	27,481,484
4.80%, 07/08/44 (Call 01/08/44)	21,631	26,658,860
5.15%, 05/22/45	23,711	28,805,816
5.95%, 01/15/27	7,329	8,794,864
6.13%, 02/15/33	3,590	4,873,960
6.25%, 02/01/41	26,456	37,593,669
6.75%, 10/01/37	66,873	91,622,911
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	8,004	10,145,536
5.88%, 11/01/34	14,283	18,585,847
HSBC Holdings PLC
3.03%, 11/22/23 (Call 11/22/22)(c)	17,534	17,802,621
3.26%, 03/13/23 (Call 03/13/22)(a)(c)	16,092	16,384,504
3.60%, 05/25/23	25,195	26,300,151
3.80%, 03/11/25 (Call 03/11/24)(c)	13,685	14,274,715
3.90%, 05/25/26	27,691	29,623,882
3.95%, 05/18/24 (Call 05/18/23)(a)(c)	14,821	15,525,648
3.97%, 05/22/30 (Call 05/22/29)(a)(c)	20,696	22,170,236
4.00%, 03/30/22(a)	13,280	13,919,629
4.04%, 03/13/28 (Call 03/13/27)(a)(c)	24,587	26,255,759
4.25%, 03/14/24	3,203	3,377,899
4.25%, 08/18/25(a)	31,688	33,581,555
4.29%, 09/12/26 (Call 09/12/25)(a)(c)	21,724	23,390,144
4.30%, 03/08/26	41,314	44,944,022
4.38%, 11/23/26(a)	13,156	14,132,559
4.58%, 06/19/29 (Call 06/19/28)(a)(c)	45,068	50,262,479
5.25%, 03/14/44(a)	15,331	18,949,133
6.10%, 01/14/42(a)	10,520	15,422,263
6.50%, 05/02/36	23,764	31,774,312
6.50%, 09/15/37	33,845	45,929,066
6.80%, 06/01/38	20,845	29,495,037
HSBC USA Inc., 3.50%, 06/23/24(a)	4,559	4,806,592
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	5,092	5,364,962
ING Groep NV
3.15%, 03/29/22	2,203	2,256,572
3.55%, 04/09/24(a)	6,850	7,173,271
3.95%, 03/29/27	15,335	16,636,026
4.05%, 04/09/29(a)	8,500	9,449,056
4.10%, 10/02/23	19,605	20,930,763
4.55%, 10/02/28(a)	28,325	32,502,974
JPMorgan Chase &Co.
2.70%, 05/18/23 (Call 03/18/23)	22,724	23,216,956
2.78%, 04/25/23 (Call 04/25/22)(c)	1,941	1,972,273
2.95%, 10/01/26 (Call 07/01/26)(a)	31,341	32,479,600
2.97%, 01/15/23 (Call 01/15/22)(a)	18,765	19,155,941
3.13%, 01/23/25 (Call 10/23/24)	28,425	29,629,512
3.20%, 01/25/23	33,457	34,733,462
3.20%, 06/15/26 (Call 03/15/26)	19,145	20,052,760

Security	Par (000)	Value
Banks (continued)
3.22%, 03/01/25 (Call 03/01/24)(a)(c)	$20,776	$21,678,063
3.25%, 09/23/22(a)	30,430	31,508,753
3.30%, 04/01/26 (Call 01/01/26)	34,397	36,247,638
3.38%, 05/01/23	19,440	20,166,539
3.51%, 01/23/29 (Call 01/23/28)(a)(c)	36,993	39,649,356
3.54%, 05/01/28 (Call 05/01/27)(c)	29,743	31,812,048
3.56%, 04/23/24 (Call 04/23/23)(a)(c)	28,353	29,766,890
3.63%, 05/13/24(a)	18,555	19,839,505
3.63%, 12/01/27 (Call 12/01/26)	14,917	15,854,090
3.70%, 05/06/30 (Call 05/06/29)(a)(c)	19,840	21,651,918
3.78%, 02/01/28 (Call 02/01/27)(a)(c)	4,212	4,578,824
3.80%, 07/23/24 (Call 07/23/23)(a)(c)	29,247	31,034,284
3.88%, 02/01/24	15,076	16,207,360
3.88%, 09/10/24	29,139	31,136,697
3.88%, 07/24/38 (Call 07/24/37)(a)(c)	30,255	33,970,765
3.90%, 07/15/25 (Call 04/15/25)(a)	29,340	31,851,284
3.90%, 01/23/49 (Call 01/23/48)(c)	22,937	26,366,072
3.96%, 01/29/27 (Call 01/29/26)(a)(c)	22,740	24,763,239
3.96%, 11/15/48 (Call 11/15/47)(c)	33,712	38,993,275
4.01%, 04/23/29 (Call 04/23/28)(c)	30,369	33,816,112
4.02%, 12/05/24 (Call 12/05/23)(a)(c)	27,520	29,530,278
4.03%, 07/24/48 (Call 07/24/47)(c)	17,887	20,880,871
4.13%, 12/15/26(a)	10,737	11,821,766
4.20%, 07/23/29 (Call 07/23/28)(a)(c)	35,474	39,979,485
4.25%, 10/01/27	8,178	9,128,200
4.26%, 02/22/48 (Call 02/22/47)(c)	22,132	26,912,519
4.45%, 12/05/29 (Call 12/05/28)(a)(c)	22,399	25,687,433
4.50%, 01/24/22	6,980	7,386,462
4.85%, 02/01/44(a)	10,917	14,101,880
4.95%, 06/01/45	23,227	29,805,091
5.40%, 01/06/42	17,998	24,549,297
5.50%, 10/15/40(a)	15,073	20,618,357
5.60%, 07/15/41	18,799	26,100,067
5.63%, 08/16/43	16,854	23,120,809
6.40%, 05/15/38	25,914	37,892,003
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	11,295	11,374,227
3.30%, 06/01/25	10,296	10,898,296
KeyCorp., 4.10%, 04/30/28(a)	8,766	9,837,549
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(c)	31,259	31,305,563
3.57%, 11/07/28 (Call 11/07/27)(c)	28,206	28,819,780
3.75%, 01/11/27	13,460	14,018,692
3.90%, 03/12/24(a)	8,015	8,386,637
4.05%, 08/16/23	22,531	23,652,192
4.34%, 01/09/48(a)	17,656	17,694,843
4.38%, 03/22/28	15,385	16,714,466
4.45%, 05/08/25(a)	26,170	28,169,118
4.50%, 11/04/24	8,894	9,280,236
4.55%, 08/16/28(a)	11,366	12,504,978
4.58%, 12/10/25	19,695	20,662,288
4.65%, 03/24/26(a)	17,435	18,351,891
5.30%, 12/01/45(a)	8,132	9,314,888
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,460	2,595,209
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	9,676	10,045,407
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22(a)	11,570	11,708,544
2.76%, 09/13/26(a)	18,135	18,511,446
2.80%, 07/18/24(a)	10,225	10,457,271

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.20%, 07/18/29	$17,425	$18,247,035
3.29%, 07/25/27(a)	11,217	11,871,275
3.41%, 03/07/24(a)	24,411	25,614,968
3.46%, 03/02/23	24,304	25,312,439
3.68%, 02/22/27(a)	18,915	20,468,069
3.74%, 03/07/29	26,361	29,065,509
3.75%, 07/18/39(a)	14,005	15,320,201
3.76%, 07/26/23(a)	6,000	6,341,737
3.78%, 03/02/25	6,631	7,128,166
3.85%, 03/01/26	31,895	34,586,944
3.96%, 03/02/28(a)	9,583	10,666,198
4.05%, 09/11/28(a)	12,970	14,595,590
Mizuho Financial Group Inc.
2.60%, 09/11/22(a)	8,967	9,070,466
2.84%, 07/16/25 (Call 07/16/24)(c)	6,385	6,508,688
2.84%, 09/13/26(a)	13,829	14,210,732
3.15%, 07/16/30 (Call 07/16/29)(c)	8,250	8,600,052
3.17%, 09/11/27	6,606	6,934,037
3.55%, 03/05/23(a)	9,320	9,731,933
3.92%, 09/11/24 (Call 09/11/23)(c)	17,039	18,036,422
4.02%, 03/05/28(a)	17,415	19,439,168
4.25%, 09/11/29 (Call 09/11/28)(a)(c)	19,179	21,727,870
Morgan Stanley
2.72%, 07/22/25 (Call 07/22/24)(c)	16,350	16,643,886
3.13%, 01/23/23(a)	24,902	25,651,368
3.13%, 07/27/26	33,633	34,925,029
3.59%, 07/22/28 (Call 07/22/27)(c)	36,766	39,169,710
3.63%, 01/20/27	32,577	34,827,025
3.70%, 10/23/24(a)	34,713	37,026,844
3.74%, 04/24/24 (Call 04/24/23)(c)	38,579	40,572,122
3.75%, 02/25/23	28,653	30,134,607
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	25,928	28,006,471
3.88%, 01/27/26	39,852	43,065,857
3.95%, 04/23/27(a)	28,081	30,041,666
3.97%, 07/22/38 (Call 07/22/37)(a)(c)	24,711	27,622,299
4.00%, 07/23/25(a)	33,885	36,687,140
4.10%, 05/22/23(a)	15,318	16,211,361
4.30%, 01/27/45(a)	25,885	30,692,895
4.35%, 09/08/26	23,999	26,276,392
4.38%, 01/22/47	28,917	35,144,279
4.43%, 01/23/30 (Call 01/23/29)(a)(c)	35,520	40,431,382
4.46%, 04/22/39 (Call 04/22/38)(a)(c)	12,795	15,165,933
4.88%, 11/01/22	23,279	25,019,187
5.00%, 11/24/25(a)	17,138	19,302,452
6.38%, 07/24/42	27,152	40,431,150
7.25%, 04/01/32	16,135	23,256,326
Series F, 3.88%, 04/29/24(a)	32,451	34,807,472
National Australia Bank Ltd./New York
2.50%, 07/12/26	15,643	15,969,803
3.00%, 01/20/23	9,301	9,608,242
3.38%, 01/14/26(a)	5,363	5,752,901
3.63%, 06/20/23	10,830	11,465,249
Northern Trust Corp., 3.95%, 10/30/25(a)	8,965	9,872,524
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	1,367	1,385,386
2.55%, 12/09/21 (Call 11/09/21)	5,912	5,988,551
2.63%, 02/17/22 (Call 01/18/22)	2,762	2,807,215
2.70%, 11/01/22 (Call 10/01/22)(a)	11,914	12,127,112
2.95%, 01/30/23 (Call 12/30/22)	5,682	5,837,952
2.95%, 02/23/25 (Call 01/24/25)(a)	12,022	12,540,993

Security	Par (000)	Value
Banks (continued)
3.10%, 10/25/27 (Call 09/25/27)(a)	$13,889	$14,738,372
3.25%, 06/01/25 (Call 05/02/25)(a)	14,663	15,480,870
3.50%, 06/08/23 (Call 05/09/23)	11,010	11,607,811
3.80%, 07/25/23 (Call 06/25/23)	8,734	9,262,779
4.05%, 07/26/28(a)	17,699	19,779,857
PNC Financial Services Group Inc. (The)
2.60%, 07/23/26 (Call 05/23/26)	175	178,816
3.15%, 05/19/27 (Call 04/19/27)(a)	3,033	3,224,787
3.30%, 03/08/22 (Call 02/06/22)(a)	10,551	10,889,730
3.45%, 04/23/29 (Call 01/23/29)	9,029	9,777,970
3.50%, 01/23/24 (Call 12/23/23)(a)	8,781	9,334,576
3.90%, 04/29/24 (Call 03/29/24)(a)	4,993	5,367,484
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	6,328	6,433,671
3.80%, 08/14/23 (Call 07/14/23)(a)	7,697	8,139,568
Royal Bank of Canada
2.55%, 07/16/24(a)	8,518	8,671,324
3.70%, 10/05/23	25,988	27,625,413
4.65%, 01/27/26(a)	15,390	17,116,950
Royal Bank of Scotland Group PLC
3.88%, 09/12/23(a)	31,999	32,959,444
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	17,437	18,184,441
4.45%, 05/08/30 (Call 05/08/29)(a)(c)	14,095	15,078,123
4.52%, 06/25/24 (Call 06/25/23)(a)(c)	16,827	17,638,151
4.80%, 04/05/26(a)	15,895	17,342,769
4.89%, 05/18/29 (Call 05/18/28)(a)(c)	33,102	36,294,913
5.08%, 01/27/30 (Call 01/27/29)(a)(c)	19,783	22,102,124
5.13%, 05/28/24(a)	27,883	29,361,689
6.00%, 12/19/23(a)	21,244	23,085,243
6.10%, 06/10/23(a)	10,026	10,860,928
6.13%, 12/15/22	28,235	30,491,276
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	6,576	6,761,677
4.40%, 07/13/27 (Call 04/14/27)(a)	9,863	10,620,194
4.50%, 07/17/25 (Call 04/17/25)(a)	8,937	9,614,176
Series FXD, 3.50%, 06/07/24 (Call 05/07/24)(a)	12,525	12,925,395
Santander UK Group Holdings PLC
3.37%, 01/05/24 (Call 01/05/23)(a)(c)	17,493	17,747,619
3.57%, 01/10/23 (Call 01/10/22)(a)	9,006	9,175,260
3.82%, 11/03/28 (Call 11/03/27)(a)(c)	12,874	13,245,011
4.80%, 11/15/24 (Call 11/15/23)(c)	13,243	14,173,929
Santander UK PLC
2.88%, 06/18/24(a)	8,740	8,882,830
4.00%, 03/13/24(a)	12,368	13,156,402
State Street Corp.
2.65%, 05/19/26	10,024	10,322,427
3.10%, 05/15/23(a)	12,187	12,630,324
3.30%, 12/16/24	13,483	14,214,410
3.55%, 08/18/25(a)	10,996	11,832,929
3.70%, 11/20/23(a)	6,860	7,311,772
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	5,518	5,686,017
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	28,040	28,327,780
2.70%, 07/16/24(a)	17,000	17,250,978
2.78%, 07/12/22(a)	20,482	20,844,689
2.78%, 10/18/22	15,311	15,589,261
3.01%, 10/19/26(a)	15,551	16,134,047
3.04%, 07/16/29	10,150	10,496,409
3.10%, 01/17/23	19,175	19,772,133
3.35%, 10/18/27(a)	8,942	9,526,832

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.36%, 07/12/27	$22,323	$23,751,701
3.45%, 01/11/27(a)	13,257	14,135,484
3.54%, 01/17/28	16,134	17,447,603
3.75%, 07/19/23	14,540	15,379,944
3.78%, 03/09/26(a)	21,839	23,598,966
3.94%, 10/16/23(a)	977	1,042,503
3.94%, 07/19/28	400	446,065
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	12,893	13,048,080
3.20%, 04/01/24 (Call 03/01/24)(a)	1,510	1,577,419
3.30%, 05/15/26 (Call 04/15/26)	3,541	3,707,620
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)(a)	7,435	7,530,394
4.00%, 05/01/25 (Call 03/01/25)	15,893	17,281,584
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	3,269	3,325,826
Toronto-Dominion Bank (The)
1.80%, 07/13/21	1,897	1,891,789
2.65%, 06/12/24(a)	20,130	20,640,579
3.25%, 03/11/24	17,861	18,776,876
3.50%, 07/19/23(a)	11,292	11,963,736
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)(a)	2,876	3,007,283
3.10%, 04/27/26 (Call 03/27/26)	9,838	10,319,524
3.38%, 02/05/24 (Call 01/05/24)(a)	10,033	10,607,619
3.60%, 09/11/24 (Call 08/11/24)(a)	8,104	8,668,892
3.70%, 01/30/24 (Call 12/29/23)	6,427	6,906,314
3.90%, 04/26/28 (Call 03/24/28)(a)	14,230	16,205,043
3.95%, 11/17/25 (Call 10/17/25)(a)	9,480	10,463,512
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	18,772	19,113,213
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	15,167	16,245,874
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	17,489	18,139,533
2.85%, 01/23/23 (Call 12/23/22)(a)	8,896	9,180,112
3.40%, 07/24/23 (Call 06/23/23)	10,012	10,542,293
Wachovia Corp., 5.50%, 08/01/35	6,471	8,154,396
Wells Fargo &Co.
2.63%, 07/22/22	19,038	19,348,428
3.00%, 02/19/25(a)	28,452	29,443,160
3.00%, 04/22/26	38,991	40,372,623
3.00%, 10/23/26	46,819	48,529,462
3.07%, 01/24/23 (Call 01/24/22)(a)	41,479	42,414,878
3.20%, 06/17/27 (Call 06/17/26)(a)(c)	26,655	27,785,023
3.30%, 09/09/24(a)	12,054	12,668,009
3.50%, 03/08/22(a)	1,142	1,181,364
3.55%, 09/29/25(a)	32,539	34,639,145
3.58%, 05/22/28 (Call 05/22/27)(a)(c)	35,878	38,397,884
3.75%, 01/24/24 (Call 12/24/23)(a)	41,455	44,073,688
3.90%, 05/01/45(a)	21,274	24,934,166
4.10%, 06/03/26	33,019	35,688,586
4.13%, 08/15/23	9,461	10,094,869
4.15%, 01/24/29 (Call 10/24/28)(a)	28,932	32,394,998
4.30%, 07/22/27(a)	29,373	32,518,945
4.40%, 06/14/46(a)	25,960	30,300,660
4.65%, 11/04/44(a)	23,235	27,840,679
4.75%, 12/07/46	24,673	30,252,128
4.90%, 11/17/45	24,669	30,683,581
5.38%, 02/07/35(a)	5,879	7,663,608
5.38%, 11/02/43	22,608	29,717,603
5.61%, 01/15/44	30,097	40,400,308
Series M, 3.45%, 02/13/23	25,578	26,525,384

Security	Par (000)	Value
Banks (continued)
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)(a)	$28,703	$30,299,541
5.85%, 02/01/37	10,531	14,236,662
6.60%, 01/15/38(a)	18,568	27,253,795
Westpac Banking Corp.
2.50%, 06/28/22(a)	3,574	3,630,527
2.70%, 08/19/26(a)	5,067	5,244,413
2.75%, 01/11/23	11,234	11,533,286
2.85%, 05/13/26(a)	22,305	23,262,025
3.30%, 02/26/24	13,414	14,147,290
3.35%, 03/08/27(a)	9,797	10,592,634
3.40%, 01/25/28(a)	14,031	15,375,298
3.65%, 05/15/23	9,546	10,113,011
4.42%, 07/24/39	12,675	14,189,439

		8,989,436,482
Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	63,915	68,575,126
4.70%, 02/01/36 (Call 08/01/35)	60,081	69,750,634
4.90%, 02/01/46 (Call 08/01/45)(a)	117,696	140,579,010
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	1	510
3.30%, 02/01/23 (Call 12/01/22)	37,542	39,051,166
3.65%, 02/01/26 (Call 11/01/25)	2,239	2,403,771
3.70%, 02/01/24	11,122	11,863,697
4.00%, 01/17/43(a)	5,181	5,464,393
4.63%, 02/01/44(a)	13,418	15,386,349
4.90%, 02/01/46 (Call 08/01/45)	9,296	11,011,544
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(a)	9,115	9,325,505
4.00%, 04/13/28 (Call 01/13/28)(a)	32,103	35,565,530
4.15%, 01/23/25 (Call 12/23/24)	40,239	44,039,895
4.38%, 04/15/38 (Call 10/15/37)	13,056	14,833,897
4.44%, 10/06/48 (Call 04/06/48)	22,003	24,955,407
4.60%, 04/15/48 (Call 10/15/47)(a)	29,834	34,607,983
4.75%, 01/23/29 (Call 10/23/28)	46,201	53,928,039
4.75%, 04/15/58 (Call 10/15/57)(a)	20,810	24,386,146
4.90%, 01/23/31 (Call 10/23/30)	13,442	16,090,032
4.95%, 01/15/42	18,240	21,761,217
5.45%, 01/23/39 (Call 07/23/38)	31,530	40,269,476
5.55%, 01/23/49 (Call 07/23/48)	43,763	57,519,667
5.80%, 01/23/59 (Call 07/23/58)(a)	23,032	31,537,453
8.20%, 01/15/39	7,954	12,753,199
Coca-Cola Co. (The)
2.25%, 09/01/26(a)	13,567	13,846,537
2.50%, 04/01/23(a)	9,054	9,291,677
2.88%, 10/27/25	26,393	27,790,303
3.20%, 11/01/23(a)	13,497	14,274,339
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	1,725	1,779,007
4.25%, 05/01/23(a)	11,437	12,238,584
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)(a).	23,279	23,783,188
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)(b)	200	212,372
4.06%, 05/25/23 (Call 04/25/23)(a)	18,780	19,940,675
4.42%, 05/25/25 (Call 03/25/25)	6,401	7,000,774
4.60%, 05/25/28 (Call 02/25/28)(a)	18,583	20,981,733
5.09%, 05/25/48 (Call 11/25/47)(a)	11,221	13,568,839

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)(a)	$3,861	$3,851,294
3.00%, 07/15/26 (Call 04/15/26)(a)	15,993	16,125,133
4.20%, 07/15/46 (Call 01/15/46)(a)	19,776	20,187,276
5.00%, 05/01/42(a)	19,432	21,604,704
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(a)	14,417	14,762,777
2.63%, 07/29/29 (Call 04/29/29)	10,500	10,883,537
2.75%, 03/01/23	12,068	12,444,176
2.75%, 04/30/25 (Call 01/30/25)(a)	18,088	18,886,453
2.85%, 02/24/26 (Call 11/24/25)	8,672	9,069,572
3.00%, 10/15/27 (Call 07/15/27)(a)	8,658	9,239,979
3.38%, 07/29/49 (Call 01/29/49)	6,920	7,606,057
3.45%, 10/06/46 (Call 04/06/46)	18,784	20,736,197
3.60%, 03/01/24 (Call 12/01/23)(a)	20,880	22,380,211
4.00%, 03/05/42(a)	13,004	15,397,732
4.00%, 05/02/47 (Call 11/02/46)	11,082	13,341,897
4.45%, 04/14/46 (Call 10/14/45)(a)	12,707	16,120,001

		1,183,004,670
Biotechnology — 1.9%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)(a)	5,734	5,771,948
2.60%, 08/19/26 (Call 05/19/26)	14,291	14,455,589
3.13%, 05/01/25 (Call 02/01/25)(a)	18,958	19,769,279
3.20%, 11/02/27 (Call 08/02/27)(a)	5,039	5,314,186
3.63%, 05/22/24 (Call 02/22/24)(a)	13,357	14,192,472
4.40%, 05/01/45 (Call 11/01/44)(a)	30,751	35,033,126
4.56%, 06/15/48 (Call 12/15/47)(a)	22,626	26,467,990
4.66%, 06/15/51 (Call 12/15/50)(a)	25,776	30,712,862
5.15%, 11/15/41 (Call 05/15/41)	20,114	24,806,254
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	13,913	15,072,049
Biogen Inc.
3.63%, 09/15/22	14,296	14,875,114
4.05%, 09/15/25 (Call 06/15/25)	15,426	16,726,557
5.20%, 09/15/45 (Call 03/15/45)(a)	19,286	23,051,125
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	13,495	13,775,861
3.25%, 02/20/23 (Call 01/20/23)	9,430	9,779,108
3.45%, 11/15/27 (Call 08/15/27)	19,328	20,726,934
3.63%, 05/15/24 (Call 02/15/24)	13,766	14,572,719
3.88%, 08/15/25 (Call 05/15/25)	35,512	38,518,400
3.90%, 02/20/28 (Call 11/20/27)	17,480	19,349,806
4.35%, 11/15/47 (Call 05/15/47)	13,373	16,068,002
4.55%, 02/20/48 (Call 08/20/47)	18,816	23,297,894
4.63%, 05/15/44 (Call 11/15/43)	7,837	9,460,552
5.00%, 08/15/45 (Call 02/15/45)	24,552	31,166,039
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	9,656	9,823,261
2.95%, 03/01/27 (Call 12/01/26)(a)	20,809	21,662,502
3.25%, 09/01/22 (Call 07/01/22)(a)	10,763	11,132,495
3.50%, 02/01/25 (Call 11/01/24)(a)	8,348	8,872,664
3.65%, 03/01/26 (Call 12/01/25)(a)	25,723	27,654,941
3.70%, 04/01/24 (Call 01/01/24)(a)	20,300	21,547,252
4.00%, 09/01/36 (Call 03/01/36)(a)	13,844	15,652,119
4.15%, 03/01/47 (Call 09/01/46)(a)	20,563	23,336,040
4.50%, 02/01/45 (Call 08/01/44)	15,212	17,858,587
4.60%, 09/01/35 (Call 03/01/35)(a)	13,355	15,977,070
4.75%, 03/01/46 (Call 09/01/45)(a)	24,001	29,203,502
4.80%, 04/01/44 (Call 10/01/43)(a)	24,632	29,802,816

Security	Par (000)	Value
Biotechnology (continued)
5.65%, 12/01/41 (Call 06/01/41)	$13,093	$17,306,042

		692,793,157
Chemicals — 1.2%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)(a)	8,296	8,471,295
3.50%, 10/01/24 (Call 07/01/24)(a)	6,268	6,554,602
3.63%, 05/15/26 (Call 03/15/26)(b)	9,115	9,589,349
4.13%, 11/15/21 (Call 08/15/21)(a)	1,699	1,762,632
4.38%, 11/15/42 (Call 05/15/42)(a)	15,710	16,500,896
4.80%, 05/15/49 (Call 11/15/48)(b)	11,785	13,363,015
5.25%, 11/15/41 (Call 05/15/41)	12,569	14,634,549
5.55%, 11/30/48 (Call 05/30/48)(b)	2,923	3,640,929
7.38%, 11/01/29(a)	11,483	15,312,374
9.40%, 05/15/39	11,883	19,678,511
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)(a)	25,385	27,327,833
4.49%, 11/15/25 (Call 09/15/25)	32,220	35,755,117
4.73%, 11/15/28 (Call 08/15/28)(a)	22,722	26,305,371
5.32%, 11/15/38 (Call 05/15/38)(a)	18,763	23,152,769
5.42%, 11/15/48 (Call 05/15/48)(a)	25,851	33,321,456
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)(a)	3,503	3,612,538
4.65%, 10/15/44 (Call 04/15/44)(a)	9,504	10,369,261
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	17,037	17,660,527
LYB International Finance BV
4.00%, 07/15/23(a)	12,260	13,040,154
4.88%, 03/15/44 (Call 09/15/43)	3,591	3,977,968
5.25%, 07/15/43(a)	15,886	18,441,195
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	5,963	6,149,863
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	13,549	14,220,274
5.75%, 04/15/24 (Call 01/15/24)	9,149	10,371,317
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	10,018	10,544,658
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	12,715	14,201,344
5.00%, 04/01/49 (Call 10/01/48)	9,655	11,555,370
Rohm & Haas Co., 7.85%, 07/15/29	14,155	19,280,611
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)(a)	27,366	28,895,562
4.50%, 06/01/47 (Call 12/01/46)(a)	11,802	13,461,708

		451,153,048
Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	11,135	12,003,483
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	8,000	8,042,614
3.20%, 08/15/29 (Call 05/15/29)	10,000	10,227,248
4.15%, 08/15/49 (Call 02/15/49)	5,600	5,910,274
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	2,580	2,914,417
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)(a)	7,905	8,090,893
4.00%, 03/18/29 (Call 12/18/28)	13,407	14,739,520
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)(a)	7,340	8,278,302
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)(a)	7,811	8,723,730

		78,930,481

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Computers — 3.5%
Apple Inc.
2.10%, 09/12/22 (Call 08/12/22)(a)	$6,816	$6,876,153
2.40%, 01/13/23 (Call 12/13/22)(a)	4,579	4,661,415
2.40%, 05/03/23(a)	62,240	63,554,839
2.45%, 08/04/26 (Call 05/04/26)	28,401	29,019,597
2.50%, 02/09/25(a)	18,835	19,351,650
2.75%, 01/13/25 (Call 11/13/24)(a)	14,636	15,131,806
2.85%, 02/23/23 (Call 12/23/22)(a)	19,896	20,505,838
2.85%, 05/11/24 (Call 03/11/24)(a)	19,609	20,396,164
2.90%, 09/12/27 (Call 06/12/27)	24,125	25,384,231
3.00%, 02/09/24 (Call 12/09/23)(a)	19,179	20,050,060
3.00%, 06/20/27 (Call 03/20/27)(a)	14,174	15,026,293
3.00%, 11/13/27 (Call 08/13/27)(a)	15,564	16,539,298
3.20%, 05/13/25(a)	27,309	29,209,597
3.20%, 05/11/27 (Call 02/11/27)	28,199	30,225,795
3.25%, 02/23/26 (Call 11/23/25)(a)	35,596	38,108,900
3.35%, 02/09/27 (Call 11/09/26)(a)	24,783	26,759,211
3.45%, 05/06/24	27,082	29,000,527
3.45%, 02/09/45(a)	20,591	22,254,003
3.75%, 09/12/47 (Call 03/12/47)	13,960	15,905,625
3.75%, 11/13/47 (Call 05/13/47)(a)	15,445	17,715,097
3.85%, 05/04/43	37,383	42,697,947
3.85%, 08/04/46 (Call 02/04/46)	21,143	24,388,338
4.25%, 02/09/47 (Call 08/09/46)(a)	13,621	16,601,554
4.38%, 05/13/45	23,604	29,104,369
4.45%, 05/06/44(a)	15,659	19,431,048
4.50%, 02/23/36 (Call 08/23/35)(a)	17,436	21,577,568
4.65%, 02/23/46 (Call 08/23/45)	40,422	51,648,459
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)(b)	15,505	16,172,451
4.90%, 10/01/26 (Call 08/01/26)(b)	30,525	32,648,288
5.30%, 10/01/29 (Call 07/01/29)(b)	20,760	22,474,662
5.45%, 06/15/23 (Call 04/15/23)(b)	36,088	39,307,501
6.02%, 06/15/26 (Call 03/15/26)(b)	45,390	51,243,803
8.10%, 07/15/36 (Call 01/15/36)(b)	16,194	20,719,687
8.35%, 07/15/46 (Call 01/15/46)(b)	26,621	35,103,579
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)(a)	18,595	19,691,138
4.90%, 10/15/25 (Call 07/15/25)(a)	25,448	28,242,702
6.20%, 10/15/35 (Call 04/15/35)	6,046	7,076,320
6.35%, 10/15/45 (Call 04/15/45)	18,433	21,378,844
HP Inc., 6.00%, 09/15/41	13,426	15,005,200
IBM Credit LLC, 3.00%, 02/06/23(a)	10,746	11,091,834
International Business Machines Corp.
2.88%, 11/09/22	8,004	8,194,540
3.00%, 05/15/24	39,948	41,576,085
3.30%, 05/15/26	32,388	34,341,187
3.38%, 08/01/23(a)	17,102	17,957,298
3.45%, 02/19/26(a)	12,252	13,124,814
3.50%, 05/15/29(a)	42,840	46,464,701
3.63%, 02/12/24(a)	19,757	21,058,433
4.00%, 06/20/42	13,394	15,118,337
4.15%, 05/15/39	26,447	30,748,332
4.25%, 05/15/49	34,275	40,215,214
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)(a)	2,608	2,686,762
4.75%, 06/01/23(a)	11,503	12,006,256
4.75%, 01/01/25(a)	8,400	8,738,847

		1,283,512,197

Security	Par (000)	Value
Cosmetics & Personal Care — 0.2%
Procter &Gamble Co. (The)
2.45%, 11/03/26(a)	$15,511	$16,022,368
2.85%, 08/11/27(a)	13,841	14,708,742
3.10%, 08/15/23(a)	17,189	18,074,478
5.55%, 03/05/37	760	1,072,457
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	3,494	3,520,947
2.90%, 05/05/27 (Call 02/05/27)(a)	2,949	3,111,580
3.50%, 03/22/28 (Call 12/22/27)(a)	9,514	10,553,899
5.90%, 11/15/32(a)	17,063	23,574,720

		90,639,191
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	10,000	10,016,740
3.50%, 01/15/25 (Call 11/15/24)(a)	11,509	11,786,336
3.65%, 07/21/27 (Call 04/21/27)	10,412	10,663,885
4.88%, 01/16/24 (Call 12/16/23)	2,175	2,356,194
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)(a)	3,743	3,810,986
3.75%, 06/01/26 (Call 04/01/26)(a)	8,035	8,432,125
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	21,566	21,867,555
2.50%, 07/30/24 (Call 06/30/24)	10,735	10,926,302
2.65%, 12/02/22	12,990	13,237,951
3.00%, 10/30/24 (Call 09/29/24)	22,825	23,653,611
3.13%, 05/20/26 (Call 04/20/26)(a)	10,212	10,731,662
3.40%, 02/27/23 (Call 01/27/23)	15,903	16,600,382
3.40%, 02/22/24 (Call 01/22/24)	21,811	22,980,113
3.70%, 08/03/23 (Call 07/03/23)(a)	18,545	19,646,881
4.05%, 12/03/42	12,154	14,488,448
4.20%, 11/06/25 (Call 10/06/25)(a)	6,433	7,136,862
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	2,226	2,268,893
3.30%, 05/03/27 (Call 04/03/27)(a)	18,507	19,932,594
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	10,450	11,227,938
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)(a)	5,130	5,464,746
4.70%, 09/20/47 (Call 03/20/47)	15,342	17,236,818
4.85%, 03/29/29 (Call 12/29/28)(a)	50	56,655
Capital One Bank USA N.A., 3.38%, 02/15/23(a)	10,397	10,716,908
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)(a)	3,822	3,906,881
3.20%, 01/30/23 (Call 12/30/22)(a)	15,585	16,033,636
3.20%, 02/05/25 (Call 01/05/25)	9,381	9,663,793
3.30%, 10/30/24 (Call 09/30/24)(a)	12,499	12,946,742
3.50%, 06/15/23(a)	7,978	8,324,651
3.75%, 04/24/24 (Call 03/24/24)(a)	5,135	5,439,970
3.75%, 07/28/26 (Call 06/28/26)(a)	16,789	17,491,598
3.75%, 03/09/27 (Call 02/09/27)(a)	14,393	15,269,904
3.80%, 01/31/28 (Call 12/31/27)(a)	19,439	20,728,216
3.90%, 01/29/24 (Call 12/29/23)(a)	16,954	17,974,100
4.20%, 10/29/25 (Call 09/29/25)	21,906	23,393,253
4.25%, 04/30/25 (Call 03/31/25)(a)	7,377	8,037,472
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	10,051	10,282,538
3.85%, 05/21/25 (Call 03/21/25)(a)	15,771	17,090,257
CME Group Inc.
3.00%, 09/15/22(a)	6,049	6,246,415
3.00%, 03/15/25 (Call 12/15/24)	11,284	11,879,255

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
5.30%, 09/15/43 (Call 03/15/43)	$8,288	$11,577,296
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	12,956	13,887,536
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	23,322	23,645,012
4.42%, 11/15/35	140,061	142,556,915
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	20,476	22,208,157
3.75%, 09/21/28 (Call 06/21/28)(a)	2,050	2,278,080
4.00%, 10/15/23(a)	10,682	11,475,019
4.25%, 09/21/48 (Call 03/21/48)	15,984	19,637,292
International Lease Finance Corp., 5.88%, 08/15/22(a)	3,314	3,639,538
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	7,086	7,701,236
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	9,988	10,133,049
4.85%, 01/15/27	5,593	5,982,939
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	8,381	8,899,245
2.95%, 06/01/29 (Call 03/01/29)(a)	18,327	19,587,225
3.38%, 04/01/24(a)	5,315	5,675,617
3.65%, 06/01/49 (Call 12/01/48)(a)	11,372	13,151,079
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)(a)	15,767	16,360,468
4.25%, 08/15/24 (Call 05/15/24)	16,774	17,833,236
4.50%, 07/23/25 (Call 04/23/25)	7,114	7,646,684
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)(a)	6,249	6,395,492
3.30%, 04/01/27 (Call 01/01/27)(a)	6,201	6,573,650
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	9,244	9,346,057
2.75%, 09/15/27 (Call 06/15/27)(a)	6,448	6,793,263
2.80%, 12/14/22 (Call 10/14/22)	27,441	28,294,130
3.15%, 12/14/25 (Call 09/14/25)(a)	46,799	50,096,514
3.65%, 09/15/47 (Call 03/15/47)(a)	13,974	16,324,764
4.15%, 12/14/35 (Call 06/14/35)(a)	26,136	31,997,996
4.30%, 12/14/45 (Call 06/14/45)	34,472	43,963,665

		1,043,610,420
Electric — 1.7%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	6,047	6,691,389
4.45%, 01/15/49 (Call 07/15/48)(a)	16,899	20,685,856
4.50%, 02/01/45 (Call 08/01/44)(a)	11,805	14,272,532
5.15%, 11/15/43 (Call 05/15/43)(a)	10,465	13,669,539
6.13%, 04/01/36(a)	9,248	13,083,401
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	2,981	3,501,198
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	4,090	4,819,678
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	9,016	10,772,101
4.63%, 12/01/54 (Call 06/01/54)(a)	10,030	12,400,002
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	14,056	15,153,582
Duke Energy Carolinas LLC, 5.30%, 02/15/40	7,490	9,917,509
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	19,066	19,292,733
3.15%, 08/15/27 (Call 05/15/27)(a)	7,206	7,554,867
3.75%, 04/15/24 (Call 01/15/24)	9,342	9,925,804
3.75%, 09/01/46 (Call 03/01/46)	28,285	29,711,893

Security	Par (000)	Value
Electric (continued)
Duke Energy Florida LLC, 6.40%, 06/15/38	$7,335	$11,021,631
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(a)	14,148	14,880,271
4.75%, 06/15/46 (Call 12/15/45)	9,794	11,612,965
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	9,850	10,073,906
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	7,833	8,286,085
3.50%, 06/01/22 (Call 05/01/22)(a)	4,728	4,860,981
3.95%, 06/15/25 (Call 03/15/25)(a)	7,119	7,668,329
4.45%, 04/15/46 (Call 10/15/45)	15,324	17,876,027
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	3,480	4,239,018
6.25%, 10/01/39(a)	13,887	17,825,256
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	16,301	17,497,311
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	6,722	7,134,504
Series C, 4.85%, 07/15/47 (Call 01/15/47)(a)	14,038	17,228,310
Series C, 7.38%, 11/15/31	21,689	31,030,513
Florida Power & Light Co., 3.95%, 03/01/48 (Call 09/01/47)(a)	6,794	8,033,246
Georgia Power Co., 4.30%, 03/15/42	15,639	17,811,381
MidAmerican Energy Co., 4.25%, 07/15/49 (Call 01/15/49)(a)	8,482	10,405,721
NextEra Energy Capital Holdings Inc.
3.15%, 04/01/24 (Call 03/01/24)(a)	10,577	10,988,431
3.55%, 05/01/27 (Call 02/01/27)	13,983	14,943,382
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	4,385	4,511,960
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,646	3,760,249
3.40%, 02/01/28 (Call 11/01/27)(a)	7,289	7,587,192
3.80%, 02/01/38 (Call 08/01/37)	13,120	13,767,191
4.00%, 02/01/48 (Call 08/01/47)	13,987	15,163,069
6.00%, 10/15/39(a)	6,242	8,184,054
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)(a)	14,641	16,002,402
4.65%, 10/01/43 (Call 04/01/43)	12,718	15,034,086
Series C, 4.13%, 03/01/48 (Call 09/01/47)	14,381	16,124,481
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	19,664	20,216,826
3.25%, 07/01/26 (Call 04/01/26)	20,489	21,216,950
4.40%, 07/01/46 (Call 01/01/46)(a)	24,392	27,567,031
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	5,425	5,706,610
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	9,799	10,555,547

		620,267,000
Electronics — 0.1%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	3,743	3,832,414
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	1,734	1,730,855
2.30%, 08/15/24 (Call 07/15/24)	5,000	5,085,045
2.50%, 11/01/26 (Call 08/01/26)(a)	23,903	24,529,196
2.70%, 08/15/29 (Call 05/15/29)	3,000	3,141,556

		38,319,066
Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	2,890	2,938,189
3.55%, 06/01/22 (Call 03/01/22)	5,703	5,899,383
3.95%, 05/15/28 (Call 02/15/28)(a)	6,449	7,198,960

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Environmental Control (continued)
Waste Management Inc.
2.95%, 06/15/24 (Call 05/15/24)(a)	$7,610	$7,911,151
3.15%, 11/15/27 (Call 08/15/27)(a)	14,790	15,752,485
3.20%, 06/15/26 (Call 04/15/26)	7,992	8,530,873
3.45%, 06/15/29 (Call 03/15/29)(a)	13,473	14,732,709
4.10%, 03/01/45 (Call 09/01/44)(a)	5,335	6,241,253
4.15%, 07/15/49 (Call 01/15/49)	15,396	18,334,110

		87,539,113
Food — 1.5%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(a)	16,522	17,243,412
3.95%, 03/15/25 (Call 01/15/25)(a)	6,652	7,048,404
4.15%, 03/15/28 (Call 12/15/27)(a)	8,279	8,923,879
4.80%, 03/15/48 (Call 09/15/47)(a)	2,958	3,338,240
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)(a)	6,639	6,833,661
4.30%, 05/01/24 (Call 04/01/24)	15,794	16,952,673
4.60%, 11/01/25 (Call 09/01/25)	5,707	6,298,403
4.85%, 11/01/28 (Call 08/01/28)(a)	14,929	17,069,832
5.30%, 11/01/38 (Call 05/01/38)	20,427	23,852,463
5.40%, 11/01/48 (Call 05/01/48)(a)	5,399	6,430,153
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	8,087	8,467,627
3.70%, 10/17/23 (Call 09/17/23)	12,901	13,641,004
4.00%, 04/17/25 (Call 02/17/25)(a)	10,427	11,310,640
4.20%, 04/17/28 (Call 01/17/28)	16,408	18,465,557
JM Smucker Co. (The)
3.50%, 10/15/21(a)	3,371	3,455,488
3.50%, 03/15/25	4,810	5,052,049
Kellogg Co., 3.25%, 04/01/26(a)	7,234	7,591,629
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	12,399	12,186,196
3.95%, 07/15/25 (Call 04/15/25)	29,534	30,635,949
4.00%, 06/15/23 (Call 05/15/23)	20,704	21,490,458
4.38%, 06/01/46 (Call 12/01/45)	38,345	36,844,472
4.63%, 01/30/29 (Call 10/30/28)(a)	21,121	22,783,176
5.00%, 07/15/35 (Call 01/15/35)	10,649	11,400,873
5.00%, 06/04/42	22,959	23,694,795
5.20%, 07/15/45 (Call 01/15/45)	25,652	27,130,171
6.50%, 02/09/40	7,526	8,953,237
6.88%, 01/26/39(a)	6,645	8,163,001
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	8,368	8,340,319
4.45%, 02/01/47 (Call 08/01/46)(a)	11,331	11,863,109
McCormick &Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	6,128	6,227,446
3.40%, 08/15/27 (Call 05/15/27)(a)	8,016	8,492,724
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	11,281	11,851,122
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	10,354	10,888,426
3.30%, 07/15/26 (Call 04/15/26)	2,261	2,371,412
3.75%, 10/01/25 (Call 07/01/25)(a)	6,824	7,325,601
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	12,551	13,429,606
3.95%, 08/15/24 (Call 05/15/24)	6,041	6,507,127
4.00%, 03/01/26 (Call 01/01/26)(a)	16,038	17,474,960
4.35%, 03/01/29 (Call 12/01/28)(a)	18,643	21,321,716
4.50%, 06/15/22 (Call 03/15/22)	2,797	2,965,397
4.55%, 06/02/47 (Call 12/02/46)	9,103	10,488,305

Security	Par (000)	Value
Food (continued)
5.10%, 09/28/48 (Call 03/28/48)	$18,362	$22,868,731

		547,673,443
Forest Products & Paper — 0.2%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	13,323	13,630,765
3.65%, 06/15/24 (Call 03/15/24)	8,463	8,970,863
4.35%, 08/15/48 (Call 02/15/48)	11,937	12,653,893
4.40%, 08/15/47 (Call 02/15/47)(a)	9,698	10,331,388
4.75%, 02/15/22 (Call 11/15/21)	4,057	4,286,383
4.80%, 06/15/44 (Call 12/15/43)	14,119	15,588,939

		65,462,231
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	4,629	5,493,636
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	5,000	5,116,422
3.49%, 05/15/27 (Call 02/15/27)(a)	14,067	14,891,948
3.95%, 03/30/48 (Call 09/30/47)	11,218	12,261,191
4.38%, 05/15/47 (Call 11/15/46)(a)	14,035	16,200,123
4.80%, 02/15/44 (Call 08/15/43)	8,008	9,638,055

		63,601,375
Health Care - Products — 1.5%
Abbott Laboratories
2.55%, 03/15/22(a)	4,880	4,953,632
2.90%, 11/30/21 (Call 10/30/21)(a)	2,830	2,883,381
2.95%, 03/15/25 (Call 12/15/24)	15,209	15,859,043
3.40%, 11/30/23 (Call 09/30/23)(a)	10,174	10,705,384
3.75%, 11/30/26 (Call 08/30/26)(a)	11,033	12,139,080
4.75%, 11/30/36 (Call 05/30/36)	33,984	42,548,637
4.90%, 11/30/46 (Call 05/30/46)	30,406	40,475,655
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	16,274	16,534,981
3.36%, 06/06/24 (Call 04/06/24)(a)	17,543	18,279,252
3.70%, 06/06/27 (Call 03/06/27)	20,459	21,929,994
3.73%, 12/15/24 (Call 09/15/24)(a)	19,729	20,981,863
4.67%, 06/06/47 (Call 12/06/46)(a)	13,329	16,107,506
4.69%, 12/15/44 (Call 06/15/44)	11,907	14,063,614
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)(a)	9,454	9,940,623
3.75%, 03/01/26 (Call 01/01/26)	11,483	12,322,220
3.85%, 05/15/25	8,055	8,685,729
4.00%, 03/01/28 (Call 12/01/27)(a)	13,535	14,876,865
4.00%, 03/01/29 (Call 12/01/28)(a)	14,392	16,008,689
4.55%, 03/01/39 (Call 09/01/38)(a)	8,040	9,658,913
4.70%, 03/01/49 (Call 09/01/48)	13,462	16,784,189
Medtronic Inc.
3.50%, 03/15/25	33,648	36,296,155
4.38%, 03/15/35	26,991	32,862,493
4.63%, 03/15/45	23,104	30,060,360
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	4,817	5,120,669
3.50%, 03/15/26 (Call 12/15/25)(a)	10,831	11,599,819
4.63%, 03/15/46 (Call 09/15/45)	11,392	14,253,331
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)(a)	22,022	22,761,067
3.00%, 04/15/23 (Call 02/15/23)(a)	4,852	4,987,224
3.15%, 01/15/23 (Call 10/15/22)(a)	4,082	4,203,320
3.20%, 08/15/27 (Call 05/15/27)(a)	8,820	9,273,550
3.30%, 02/15/22(a)	4,255	4,378,974

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Products (continued)
4.10%, 08/15/47 (Call 02/15/47)(a)	$8,210	$9,401,766
4.15%, 02/01/24 (Call 11/01/23)	7,805	8,394,016
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	2,898	2,947,618
3.55%, 04/01/25 (Call 01/01/25)	16,895	17,779,085

		540,058,697
Health Care - Services — 2.3%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	11,517	11,678,851
2.80%, 06/15/23 (Call 04/15/23)(a)	19,120	19,422,058
3.50%, 11/15/24 (Call 08/15/24)	11,805	12,332,756
3.88%, 08/15/47 (Call 02/15/47)(a)	8,250	8,313,095
6.63%, 06/15/36(a)	11,526	15,168,637
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)(a)	11,420	11,671,740
3.30%, 01/15/23	8,480	8,739,031
3.35%, 12/01/24 (Call 10/01/24)(a)	9,797	10,247,543
3.50%, 08/15/24 (Call 05/15/24)	8,044	8,420,623
3.65%, 12/01/27 (Call 09/01/27)(a)	15,412	16,305,289
4.10%, 03/01/28 (Call 12/01/27)(a)	14,492	15,786,518
4.38%, 12/01/47 (Call 06/01/47)(a)	12,680	14,196,046
4.55%, 03/01/48 (Call 09/01/47)(a)	11,076	12,822,716
4.63%, 05/15/42(a)	13,356	15,225,840
4.65%, 01/15/43	11,037	12,551,234
4.65%, 08/15/44 (Call 02/15/44)(a)	12,338	14,119,511
Cigna Holding Co.
3.25%, 04/15/25 (Call 01/15/25)(a)	19,967	20,648,594
3.88%, 10/15/47 (Call 04/15/47)	7,930	8,141,886
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	10,000	10,167,883
3.35%, 10/01/29 (Call 04/01/29)	10,000	10,282,890
4.19%, 10/01/49 (Call 04/01/49)	10,000	10,696,034
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)(a)	19,224	20,481,457
4.50%, 02/15/27 (Call 08/15/26)(a)	9,735	10,558,338
4.75%, 05/01/23	10,845	11,655,748
5.00%, 03/15/24(a)	24,471	26,789,701
5.13%, 06/15/39 (Call 12/15/38)	15,906	17,602,636
5.25%, 04/15/25	17,170	19,213,688
5.25%, 06/15/26 (Call 12/15/25)	24,316	27,430,977
5.25%, 06/15/49 (Call 12/15/48)(a)	25,305	28,428,879
5.50%, 06/15/47 (Call 12/15/46)(a)	15,714	18,128,810
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	12,075	14,410,012
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)(a)	16,732	20,622,920
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(a)	12,151	12,762,729
4.70%, 02/01/45 (Call 08/01/44)	4,292	4,839,349
UnitedHealth Group Inc.
2.38%, 10/15/22	9,330	9,449,376
2.38%, 08/15/24	9,580	9,716,937
2.88%, 03/15/23	7,771	8,009,900
2.88%, 08/15/29(a)	14,587	15,198,898
2.95%, 10/15/27(a)	17,915	18,696,863
3.10%, 03/15/26(a)	9,312	9,799,154
3.45%, 01/15/27	4,534	4,874,883
3.50%, 06/15/23	8,943	9,438,710
3.50%, 02/15/24	5,924	6,286,464
3.50%, 08/15/39 (Call 02/15/39)	15,210	16,263,443
3.70%, 08/15/49 (Call 02/15/49)(a)	15,875	17,447,743

Security	Par (000)	Value
Health Care - Services (continued)
3.75%, 07/15/25(a)	$22,984	$25,009,784
3.75%, 10/15/47 (Call 04/15/47)	9,325	10,141,422
3.85%, 06/15/28(a)	12,967	14,412,271
3.88%, 12/15/28	7,261	8,144,647
3.88%, 08/15/59 (Call 02/15/59)	15,890	17,501,400
4.20%, 01/15/47 (Call 07/15/46)	13,899	16,188,429
4.25%, 03/15/43 (Call 09/15/42)(a)	7,714	8,946,582
4.25%, 06/15/48 (Call 12/15/47)	18,700	21,985,418
4.45%, 12/15/48 (Call 06/15/48)	8,798	10,692,236
4.63%, 07/15/35(a)	13,250	16,280,663
4.75%, 07/15/45	18,014	22,506,549
5.80%, 03/15/36(a)	11,766	16,132,658
6.88%, 02/15/38	15,064	22,642,335

		835,630,784
Holding Companies - Diversified — 0.0%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	400	402,776

Housewares — 0.1%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	18,050	18,639,834
4.20%, 04/01/26 (Call 01/01/26)	30,699	31,821,893

		50,461,727
Insurance — 2.2%
Aflac Inc., 3.63%, 11/15/24	7,157	7,643,816
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)(a)	20,512	21,839,789
3.88%, 01/15/35 (Call 07/15/34)(a)	18,396	19,548,064
3.90%, 04/01/26 (Call 01/01/26)	5,600	6,001,586
4.13%, 02/15/24(a)	17,132	18,441,543
4.20%, 04/01/28 (Call 01/01/28)(a)	8,042	8,839,603
4.38%, 01/15/55 (Call 07/15/54)	9,287	10,098,016
4.50%, 07/16/44 (Call 01/16/44)(a)	28,498	32,602,399
4.75%, 04/01/48 (Call 10/01/47)	9,832	11,728,836
4.80%, 07/10/45 (Call 01/10/45)(a)	10,634	12,627,823
4.88%, 06/01/22(a)	2,416	2,584,672
6.25%, 05/01/36	7,596	10,158,823
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)(a)	850	920,011
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	14,116	15,310,994
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a).	10,505	10,788,650
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)(a)	11,645	12,233,544
4.35%, 04/20/28 (Call 01/20/28)	20,767	22,248,881
5.00%, 04/20/48 (Call 10/20/47)	19,553	21,227,550
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22(a)	4,875	5,021,525
4.20%, 08/15/48 (Call 02/15/48)(a)	30,433	36,663,706
4.25%, 01/15/49 (Call 07/15/48)	28,903	35,030,057
5.75%, 01/15/40(a)	3,946	5,616,400
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	23,995	24,732,714
3.13%, 03/15/26 (Call 12/15/25)(a)	29,690	31,442,524
4.50%, 02/11/43(a)	11,416	14,170,738
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	16,053	15,773,052
4.70%, 06/22/47 (Call 12/22/46)(a)	18,330	16,512,515
Chubb Corp. (The), 6.00%, 05/11/37(a)	10,769	15,328,188
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	8,806	9,069,653
3.15%, 03/15/25(a)	15,668	16,543,993
3.35%, 05/03/26 (Call 02/03/26)(a)	13,149	14,098,890

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
4.35%, 11/03/45 (Call 05/03/45)(a)	$15,662	$19,803,691
Manulife Financial Corp.
4.15%, 03/04/26(a)	4,464	4,951,208
5.38%, 03/04/46(a)	8,339	11,174,260
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)	12,091	12,955,644
4.38%, 03/15/29 (Call 12/15/28)(a)	23,071	26,481,595
4.90%, 03/15/49 (Call 09/15/48)(a)	13,025	16,888,697
MetLife Inc.
3.60%, 04/10/24(a)	12,604	13,426,332
4.05%, 03/01/45(a)	12,727	14,607,260
4.13%, 08/13/42(a)	11,768	13,512,036
4.60%, 05/13/46 (Call 11/13/45)(a)	6,234	7,763,833
4.88%, 11/13/43	11,538	14,647,814
5.70%, 06/15/35(a)	12,790	17,478,251
5.88%, 02/06/41	10,737	14,959,731
6.38%, 06/15/34	8,271	11,750,577
Series D, 4.37%, 09/15/23	10,276	11,205,653
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	9,384	11,289,334
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)(a)	11,996	13,347,971
3.94%, 12/07/49 (Call 06/07/49)(a)	7,251	8,070,813
4.35%, 02/25/50 (Call 08/25/49)	10,299	12,308,415
4.60%, 05/15/44	12,904	15,652,202
5.70%, 12/14/36(a)	8,524	11,416,397
Travelers Companies Inc. (The)
5.35%, 11/01/40(a)	8,671	11,881,682
6.25%, 06/15/37(a)	9,658	14,029,625

		794,451,576
Internet — 1.1%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	11,984	12,085,418
3.38%, 02/25/24	14,369	15,344,506
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(a)	6,418	6,541,893
2.50%, 11/29/22 (Call 08/29/22)(a)	13,142	13,408,338
2.80%, 08/22/24 (Call 06/22/24)	29,589	30,821,669
3.15%, 08/22/27 (Call 05/22/27)	37,254	40,029,591
3.30%, 12/05/21 (Call 10/05/21)	2,973	3,069,132
3.80%, 12/05/24 (Call 09/05/24)(a)	13,489	14,704,557
3.88%, 08/22/37 (Call 02/22/37)	35,044	40,879,951
4.05%, 08/22/47 (Call 02/22/47)(a)	43,158	53,106,890
4.25%, 08/22/57 (Call 02/22/57)(a)	18,120	23,132,912
4.80%, 12/05/34 (Call 06/05/34)	18,801	23,916,130
4.95%, 12/05/44 (Call 06/05/44)(a)	18,768	25,187,455
5.20%, 12/03/25 (Call 09/03/25)	6,913	8,158,602
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	14,367	15,381,664
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	11,556	11,681,616
2.75%, 01/30/23 (Call 12/30/22)(a)	4,239	4,315,637
3.45%, 08/01/24 (Call 05/01/24)(a)	9,882	10,387,528
3.60%, 06/05/27 (Call 03/05/27)(a)	10,233	10,749,004
3.80%, 03/09/22 (Call 02/09/22)	3,380	3,514,690
4.00%, 07/15/42 (Call 01/15/42)	6,747	6,692,600
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)(a)	21,693	22,972,694
5.00%, 02/15/26 (Call 11/15/25)(a)	1,580	1,771,213

		397,853,690

Security	Par (000)	Value
Iron &Steel — 0.1%
ArcelorMittal
3.60%, 07/16/24	$9,365	$9,498,306
4.25%, 07/16/29(a)	5,000	5,059,662
4.55%, 03/11/26(a)	6,956	7,323,281

		21,881,249
Lodging — 0.1%
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	15,000	15,307,382
3.50%, 08/18/26 (Call 06/18/26)	7,000	7,146,882
3.90%, 08/08/29 (Call 05/08/29)	7,000	7,206,877
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)(a)	150	153,801

		29,814,942
Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	11,282	11,552,480
3.80%, 04/03/28 (Call 01/03/28)	5,963	6,713,394
4.38%, 05/08/42	6,210	7,787,917
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)(a)	9,536	10,148,235
3.80%, 08/15/42(a)	19,500	22,568,259
5.20%, 05/27/41	10,328	13,993,540
Deere &Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	7,354	7,488,521
3.90%, 06/09/42 (Call 12/09/41)(a)	14,436	17,115,325
John Deere Capital Corp.
2.80%, 03/06/23	10,387	10,680,255
3.45%, 03/13/25	4,154	4,444,542
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)(a)	2,155	2,392,457
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	2,155	2,206,017
4.40%, 03/15/24 (Call 02/15/24)	5,396	5,778,894
4.95%, 09/15/28 (Call 06/15/28)	10,061	11,201,573

		134,071,409
Manufacturing — 1.1%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	5,250	5,236,385
2.38%, 08/26/29 (Call 05/26/29)	9,915	9,915,506
2.88%, 10/15/27 (Call 07/15/27)(a)	7,120	7,481,328
3.25%, 02/14/24 (Call 01/14/24)(a)	929	979,746
3.25%, 08/26/49 (Call 02/26/49)	8,000	8,112,071
3.38%, 03/01/29 (Call 12/01/28)(a)	8,461	9,157,250
3.63%, 09/14/28 (Call 06/14/28)(a)	3,425	3,786,037
4.00%, 09/14/48 (Call 03/14/48)(a)	16,606	18,994,527
Eaton Corp.
2.75%, 11/02/22	18,760	19,136,817
4.15%, 11/02/42	7,121	8,061,498
General Electric Co.
2.70%, 10/09/22	38,640	38,352,657
3.10%, 01/09/23	12,360	12,390,701
3.15%, 09/07/22(a)	14,780	14,878,887
3.38%, 03/11/24(a)	10,206	10,340,495
4.13%, 10/09/42(a)	21,181	20,600,973
4.50%, 03/11/44	25,664	25,969,556
5.88%, 01/14/38	37,813	43,644,680
6.15%, 08/07/37	9,218	10,907,770
6.88%, 01/10/39	24,585	31,375,264
Series A, 6.75%, 03/15/32	30,255	37,233,276

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	$3,852	$4,007,287
3.90%, 09/01/42 (Call 03/01/42)(a)	15,884	18,903,180
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	18,864	20,551,651
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	15,295	16,065,458
4.00%, 06/14/49 (Call 12/14/48)	11,366	12,670,910

		408,753,910
Media — 4.8%
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)	7,190	7,702,292
7.88%, 07/30/30(a)	6,922	9,822,366
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	18,770	19,399,861
4.20%, 03/15/28 (Call 12/15/27)	10,141	10,786,969
4.50%, 02/01/24 (Call 01/01/24)	10,195	10,972,892
4.91%, 07/23/25 (Call 04/23/25)	55,288	61,078,583
5.05%, 03/30/29 (Call 12/30/28)	22,622	25,555,711
5.13%, 07/01/49 (Call 01/01/49)	12,230	13,407,212
5.38%, 04/01/38 (Call 10/01/37)	9,774	11,035,967
5.38%, 05/01/47 (Call 11/01/46)	26,334	29,274,697
5.75%, 04/01/48 (Call 10/01/47)	31,474	36,740,038
6.38%, 10/23/35 (Call 04/23/35)(a)	16,320	19,954,298
6.48%, 10/23/45 (Call 04/23/45)	43,879	54,701,514
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	12,863	15,828,933
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	12,276	12,321,727
2.75%, 03/01/23 (Call 02/01/23)(a)	10,648	10,935,086
2.85%, 01/15/23	10,738	11,054,145
3.00%, 02/01/24 (Call 01/01/24)	16,491	17,148,659
3.13%, 07/15/22(a)	10,273	10,632,607
3.15%, 03/01/26 (Call 12/01/25)(a)	22,352	23,548,880
3.15%, 02/15/28 (Call 11/15/27)(a)	15,532	16,369,562
3.20%, 07/15/36 (Call 01/15/36)(a)	12,575	13,003,567
3.30%, 02/01/27 (Call 11/01/26)	13,596	14,456,509
3.38%, 02/15/25 (Call 11/15/24)	14,163	14,989,454
3.38%, 08/15/25 (Call 05/15/25)(a)	16,881	17,941,829
3.40%, 07/15/46 (Call 01/15/46)	13,178	13,781,262
3.55%, 05/01/28 (Call 02/01/28)	14,893	16,140,338
3.60%, 03/01/24	18,503	19,736,212
3.70%, 04/15/24 (Call 03/15/24)	20,367	21,782,545
3.90%, 03/01/38 (Call 09/01/37)(a)	15,872	17,887,103
3.95%, 10/15/25 (Call 08/15/25)	29,788	32,619,439
3.97%, 11/01/47 (Call 05/01/47)	24,170	27,217,491
4.00%, 08/15/47 (Call 02/15/47)(a)	13,490	15,263,096
4.00%, 03/01/48 (Call 09/01/47)	11,207	12,658,852
4.00%, 11/01/49 (Call 05/01/49)	24,165	27,370,115
4.05%, 11/01/52 (Call 05/01/52)(a)	19,018	21,773,902
4.15%, 10/15/28 (Call 07/15/28)	39,939	45,300,583
4.20%, 08/15/34 (Call 02/15/34)(a)	15,134	17,718,256
4.25%, 10/15/30 (Call 07/15/30)	29,651	34,408,058
4.25%, 01/15/33	23,534	27,340,170
4.40%, 08/15/35 (Call 02/15/35)	12,848	15,063,738
4.60%, 10/15/38 (Call 04/15/38)	30,031	36,571,770
4.60%, 08/15/45 (Call 02/15/45)(a)	20,991	25,380,321
4.65%, 07/15/42	16,414	20,038,439
4.70%, 10/15/48 (Call 04/15/48)(a)	47,220	59,515,729

Security	Par (000)	Value
Media (continued)
4.75%, 03/01/44	$11,700	$14,449,587
4.95%, 10/15/58 (Call 04/15/58)	28,780	37,621,357
5.65%, 06/15/35(a)	8,751	11,540,570
6.45%, 03/15/37(a)	6,430	9,173,236
6.50%, 11/15/35(a)	12,215	17,243,810
6.95%, 08/15/37	12,127	18,090,217
7.05%, 03/15/33	11,019	16,022,944
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	15,703	16,022,438
3.95%, 03/20/28 (Call 12/20/27)(a)	29,493	31,067,354
4.13%, 05/15/29 (Call 02/15/29)(a)	10,123	10,850,580
4.88%, 04/01/43	12,777	13,751,134
5.00%, 09/20/37 (Call 03/20/37)(a)	17,600	19,430,224
5.20%, 09/20/47 (Call 03/20/47)(a)	13,561	15,390,909
5.30%, 05/15/49 (Call 11/15/48)	7,795	8,992,008
6.35%, 06/01/40(a)	4,381	5,439,071
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(a)(b)	10,591	11,357,859
4.71%, 01/25/29 (Call 10/25/28)(a)(b)	26,228	30,332,008
5.48%, 01/25/39 (Call 07/25/38)(a)(b)	17,116	21,425,230
5.58%, 01/25/49 (Call 07/25/48)(a)(b)	18,665	24,331,412
NBCUniversal Media LLC
2.88%, 01/15/23	12,026	12,393,509
4.45%, 01/15/43(a)	10,524	12,374,219
5.95%, 04/01/41(a)	4,330	6,028,342
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	3,433	3,520,537
4.50%, 09/15/42 (Call 03/15/42)	13,172	13,207,638
5.50%, 09/01/41 (Call 03/01/41)	12,357	13,511,364
5.88%, 11/15/40 (Call 05/15/40)(a)	14,784	16,888,708
6.55%, 05/01/37(a)	11,976	14,483,759
6.75%, 06/15/39(a)	21,359	26,530,403
7.30%, 07/01/38	18,360	23,622,977
Time Warner Entertainment Co. LP
8.38%, 03/15/23	9,569	11,374,321
8.38%, 07/15/33	14,794	20,580,766
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	13,442	13,303,756
2.35%, 12/01/22(a)	10,057	10,203,687
2.95%, 06/15/27(a)	14,371	15,348,784
3.00%, 02/13/26	11,056	11,680,188
3.15%, 09/17/25(a)	7,305	7,820,190
4.13%, 06/01/44(a)	9,570	11,568,587
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)(a)	10,475	11,175,437
4.38%, 03/15/43(a)	21,200	22,477,048
5.85%, 09/01/43 (Call 03/01/43)	13,173	16,607,609
6.88%, 04/30/36	13,956	18,775,913
Walt Disney Co. (The)
6.15%, 03/01/37(b)	12,108	17,360,883
6.15%, 02/15/41(a)(b)	15,368	22,622,478
6.20%, 12/15/34(b)	11,229	15,884,434
6.40%, 12/15/35(a)(b)	14,095	20,423,857
6.65%, 11/15/37(a)(b)	16,633	25,141,200

		1,743,673,319

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)(a)	$10,265	$10,438,331
3.25%, 06/15/25 (Call 03/15/25)(a)	7,598	7,998,525

		18,436,856
Mining — 0.6%
Barrick Gold Corp., 5.25%, 04/01/42	8,995	11,298,104
Barrick North America Finance LLC
5.70%, 05/30/41	11,146	14,559,835
5.75%, 05/01/43(a)	7,416	9,983,489
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	12,597	16,754,385
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	10,643	12,609,174
5.00%, 09/30/43	29,869	39,469,966
Newmont Goldcorp Corp.
3.50%, 03/15/22 (Call 12/15/21)	6,862	7,045,510
3.70%, 03/15/23 (Call 12/15/22)(b)	69	72,146
4.88%, 03/15/42 (Call 09/15/41)	12,317	14,710,948
6.25%, 10/01/39	10,309	14,026,597
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	6,964	9,633,975
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)(a)	11,681	12,646,901
5.20%, 11/02/40	14,791	19,492,809
7.13%, 07/15/28(a)	11,183	15,365,527
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	10,308	12,241,868
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	9,472	10,709,000

		220,620,234
Oil & Gas — 5.7%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	8,466	11,363,090
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)(a)	15,519	17,575,406
6.20%, 03/15/40	6,969	8,587,731
6.45%, 09/15/36	22,975	28,805,724
6.60%, 03/15/46 (Call 09/15/45)	14,999	19,827,765
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	5,162	5,256,310
4.25%, 01/15/44 (Call 07/15/43)	14,234	12,910,416
4.75%, 04/15/43 (Call 10/15/42)	13,537	13,091,342
5.10%, 09/01/40 (Call 03/01/40)(a)	21,092	21,311,631
BP Capital Markets America Inc.
2.75%, 05/10/23	12,303	12,601,532
3.02%, 01/16/27 (Call 10/16/26)	8,993	9,375,894
3.12%, 05/04/26 (Call 02/04/26)(a)	12,258	12,826,184
3.22%, 11/28/23 (Call 09/28/23)	10,369	10,812,078
3.22%, 04/14/24 (Call 02/14/24)(a)	9,461	9,882,189
3.25%, 05/06/22	6,011	6,201,563
3.41%, 02/11/26 (Call 12/11/25)	1,325	1,410,395
3.79%, 02/06/24 (Call 01/06/24)(a)	10,480	11,190,534
3.80%, 09/21/25 (Call 07/21/25)(a)	15,525	16,807,129
3.94%, 09/21/28 (Call 06/21/28)	1,799	2,003,094
4.23%, 11/06/28 (Call 08/06/28)(a)	25,624	29,175,914
BP Capital Markets PLC
2.50%, 11/06/22(a)	9,168	9,304,586
3.06%, 03/17/22	5,472	5,631,021
3.28%, 09/19/27 (Call 06/19/27)(a)	20,698	21,899,030
3.51%, 03/17/25(a)	13,608	14,488,541
3.54%, 11/04/24(a)	14,788	15,763,425
3.72%, 11/28/28 (Call 08/28/28)(a)	9,002	9,878,297
3.81%, 02/10/24	13,833	14,806,345

Security	Par (000)	Value
Oil & Gas (continued)
3.99%, 09/26/23	$12,417	$13,344,155
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)(a)	3,228	3,274,021
3.85%, 06/01/27 (Call 03/01/27)(a)	15,376	16,290,804
4.95%, 06/01/47 (Call 12/01/46)(a)	12,417	14,803,294
6.25%, 03/15/38(a)	12,314	15,824,026
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)(a)	7,641	7,973,030
5.40%, 06/15/47 (Call 12/15/46)	11,976	13,623,551
6.75%, 11/15/39	16,676	20,542,384
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)(a)	18,380	18,681,452
2.57%, 05/16/23 (Call 03/16/23)(a)	11,427	11,731,372
2.90%, 03/03/24 (Call 01/03/24)	11,645	12,133,885
2.95%, 05/16/26 (Call 02/16/26)(a)	30,262	31,993,510
3.19%, 06/24/23 (Call 03/24/23)(a)	24,186	25,347,262
3.33%, 11/17/25 (Call 08/17/25)(a)	14,358	15,470,011
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(a)	11,775	12,044,982
4.38%, 06/01/24 (Call 03/01/24)	1,193	1,257,530
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	13,798	14,349,040
4.30%, 08/15/28 (Call 05/15/28)(a)	13,144	14,289,040
4.88%, 10/01/47 (Call 04/01/47)(a)	10,931	12,732,248
ConocoPhillips, 6.50%, 02/01/39(a)	23,769	34,892,818
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	13,673	16,142,668
4.95%, 03/15/26 (Call 12/15/25)(a)	17,497	20,317,140
ConocoPhillips Holding Co., 6.95%, 04/15/29(a)	10,269	14,136,315
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)(a)	16,380	16,870,388
4.50%, 04/15/23 (Call 01/15/23)(a)	11,293	11,683,357
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	7,730	8,590,111
5.00%, 06/15/45 (Call 12/15/44)	10,338	12,125,639
5.60%, 07/15/41 (Call 01/15/41)	16,069	19,809,725
Encana Corp., 6.50%, 08/15/34(a)	12,937	15,777,413
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)(a)	8,849	9,036,047
4.15%, 01/15/26 (Call 10/15/25)(a)	12,642	14,101,467
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(a)	2,767	2,667,824
3.90%, 10/01/27 (Call 07/01/27)(a)	14,760	12,840,455
4.88%, 11/15/21(a)	5,778	5,950,002
Equinor ASA
2.45%, 01/17/23(a)	12,947	13,144,393
2.65%, 01/15/24	15,089	15,450,371
3.70%, 03/01/24(a)	15,280	16,420,565
3.95%, 05/15/43(a)	8,658	10,021,992
4.80%, 11/08/43	7,157	9,278,213
5.10%, 08/17/40	9,066	11,917,433
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	10,000	10,086,723
2.28%, 08/16/26 (Call 06/16/26)	14,000	14,175,130
2.40%, 03/06/22 (Call 01/06/22)	6,450	6,552,409
2.44%, 08/16/29 (Call 05/16/29)(a)	10,350	10,593,908
2.71%, 03/06/25 (Call 12/06/24)(a)	21,834	22,649,423
2.73%, 03/01/23 (Call 01/01/23)(a)	16,558	17,066,634
3.00%, 08/16/39 (Call 02/16/39)	5,275	5,439,633
3.04%, 03/01/26 (Call 12/01/25)	29,324	31,101,498

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
3.10%, 08/16/49 (Call 02/16/49)	$20,000	$20,778,848
3.18%, 03/15/24 (Call 12/15/23)(a)	9,272	9,779,224
3.57%, 03/06/45 (Call 09/06/44)	8,075	8,970,656
4.11%, 03/01/46 (Call 09/01/45)	30,374	36,934,854
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	11,717	12,258,342
5.60%, 02/15/41	10,597	11,797,144
6.00%, 01/15/40	9,341	10,620,361
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	250	264,195
4.40%, 04/15/29 (Call 01/15/29)	1,968	2,084,093
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	3,134	3,159,007
3.85%, 06/01/25 (Call 03/01/25)	7,185	7,519,895
4.40%, 07/15/27 (Call 04/15/27)(a)	19,420	20,908,178
6.60%, 10/01/37	7,901	9,980,938
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	9,587	10,051,059
4.75%, 09/15/44 (Call 03/15/44)	7,579	8,212,864
5.13%, 12/15/26 (Call 09/15/26)(a)	237	265,333
6.50%, 03/01/41 (Call 09/01/40)	17,912	22,753,888
Newfield Exploration Co., 5.63%, 07/01/24(a)	6,240	6,868,400
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)(a)	1,633	1,689,247
5.05%, 11/15/44 (Call 05/15/44)(a)	14,491	16,149,362
5.25%, 11/15/43 (Call 05/15/43)	8,290	9,396,738
6.00%, 03/01/41 (Call 09/01/40)	11,639	13,976,656
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	11,492	11,520,501
2.90%, 08/15/24 (Call 07/15/24)	25,000	25,169,955
3.00%, 02/15/27 (Call 11/15/26)	6,851	6,790,469
3.13%, 02/15/22 (Call 11/15/21)(a)	2,995	3,039,635
3.20%, 08/15/26 (Call 06/15/26)	10,000	10,105,431
3.40%, 04/15/26 (Call 01/15/26)	12,640	12,832,302
3.50%, 06/15/25 (Call 03/15/25)	9,205	9,467,429
3.50%, 08/15/29 (Call 05/15/29)	17,220	17,543,486
4.10%, 02/15/47 (Call 08/15/46)(a)	15,988	15,814,962
4.20%, 03/15/48 (Call 09/15/47)	5,337	5,339,365
4.30%, 08/15/39 (Call 02/15/39)	10,000	10,488,627
4.40%, 04/15/46 (Call 10/15/45)	8,502	8,696,052
4.40%, 08/15/49 (Call 02/15/49)	5,150	5,373,401
4.63%, 06/15/45 (Call 12/15/44)	13,424	14,187,858
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	7,581	8,226,354
4.65%, 11/15/34 (Call 05/15/34)	14,454	16,810,084
4.88%, 11/15/44 (Call 05/15/44)(a)	18,972	22,778,986
5.88%, 05/01/42(a)	15,277	20,216,754
Shell International Finance BV
2.25%, 01/06/23(a)	10,298	10,434,726
2.38%, 08/21/22(a)	10,450	10,608,227
2.50%, 09/12/26(a)	15,742	16,158,360
2.88%, 05/10/26(a)	23,091	24,170,749
3.25%, 05/11/25	32,352	34,331,273
3.40%, 08/12/23	7,268	7,687,864
3.50%, 11/13/23 (Call 10/13/23)(a)	9,888	10,521,209
3.75%, 09/12/46	12,866	14,648,642
3.88%, 11/13/28 (Call 08/13/28)(a)	20,776	23,535,144
4.00%, 05/10/46(a)	30,970	36,441,674
4.13%, 05/11/35	14,479	16,915,164
4.38%, 05/11/45(a)	39,899	48,956,057

Security	Par (000)	Value

Oil & Gas (continued)
4.55%, 08/12/43(a)	$16,717	$20,801,740
5.50%, 03/25/40	12,481	16,923,573
6.38%, 12/15/38	24,340	36,049,677
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	3,374	3,551,703
4.00%, 11/15/47 (Call 05/15/47)(a)	11,299	12,421,674
6.50%, 06/15/38	11,633	16,121,779
6.80%, 05/15/38(a)	15,250	21,795,841
6.85%, 06/01/39	7,017	10,200,949
Total Capital Canada Ltd., 2.75%, 07/15/23(a)	2,217	2,282,248
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	12,000	12,252,976
2.70%, 01/25/23(a)	12,977	13,286,113
2.83%, 01/10/30 (Call 10/10/29)	17,021	17,630,816
2.88%, 02/17/22(a)	3,480	3,562,391
3.46%, 02/19/29 (Call 11/19/28)(a)	17,445	19,082,306
3.46%, 07/12/49 (Call 01/12/49)(a)	11,932	12,886,121
3.70%, 01/15/24	9,251	9,900,942
3.75%, 04/10/24(a)	10,250	11,026,821
Total Capital SA, 3.88%, 10/11/28	12,794	14,460,934
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	14,906	15,407,447
4.00%, 04/01/29 (Call 01/01/29)	10,870	11,579,024
4.35%, 06/01/28 (Call 03/01/28)(a)	11,148	12,151,715
6.63%, 06/15/37(a)	18,484	24,255,757
7.50%, 04/15/32(a)	6,544	8,955,557

		2,087,150,583

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40(a)	4,318	4,882,223
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)(a)	11,808	12,003,019
3.34%, 12/15/27 (Call 09/15/27)(a)	20,602	21,125,173
4.08%, 12/15/47 (Call 06/15/47)(a)	23,130	22,728,613
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)(a)	15,175	15,818,538
3.80%, 11/15/25 (Call 08/15/25)(a)	20,924	22,147,273
4.75%, 08/01/43 (Call 02/01/43)(a)	12,927	13,869,619
4.85%, 11/15/35 (Call 05/15/35)	9,483	10,686,447
5.00%, 11/15/45 (Call 05/15/45)	24,021	26,938,603
6.70%, 09/15/38(a)	9,333	12,225,170
7.45%, 09/15/39(a)	11,727	16,541,881
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)(a)	9,557	9,554,543
3.95%, 12/01/42 (Call 06/01/42)	9,619	8,524,692
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	12,140	12,826,149

		209,871,943

Packaging & Containers — 0.1%
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)	9,131	10,127,704
4.90%, 03/15/29 (Call 12/15/28)(a)	12,310	14,030,950

		24,158,654
Pharmaceuticals — 8.2%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)(a)	13,728	13,953,767
2.90%, 11/06/22(a)	36,051	36,716,790
3.20%, 11/06/22 (Call 09/06/22)(a)	14,069	14,427,351
3.20%, 05/14/26 (Call 02/14/26)	19,768	20,212,363

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
3.60%, 05/14/25 (Call 02/14/25)	$36,003	$37,426,004
3.75%, 11/14/23 (Call 10/14/23)	12,881	13,572,389
4.25%, 11/14/28 (Call 08/14/28)	16,106	17,519,300
4.30%, 05/14/36 (Call 11/14/35)	16,381	17,452,201
4.40%, 11/06/42	33,063	34,675,142
4.45%, 05/14/46 (Call 11/14/45)(a)	26,573	27,980,402
4.50%, 05/14/35 (Call 11/14/34)	26,185	28,455,148
4.70%, 05/14/45 (Call 11/14/44)	31,558	34,356,563
4.88%, 11/14/48 (Call 05/14/48)(a)	15,825	17,813,718
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	14,664	15,000,100
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	2,953	3,031,835
3.80%, 03/15/25 (Call 12/15/24)(a)	40,903	42,988,337
3.85%, 06/15/24 (Call 03/15/24)	12,675	13,369,130
4.55%, 03/15/35 (Call 09/15/34)(a)	21,551	23,138,052
4.75%, 03/15/45 (Call 09/15/44)(a)	11,307	12,374,193
4.85%, 06/15/44 (Call 12/15/43)	9,826	10,784,196
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	454	472,597
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)(a)	12,285	12,847,579
3.38%, 11/16/25(a)	23,760	25,190,632
3.50%, 08/17/23 (Call 07/17/23)(a)	10,771	11,310,083
4.00%, 01/17/29 (Call 10/17/28)(a)	16,374	18,401,543
4.00%, 09/18/42(a)	14,945	16,805,111
4.38%, 11/16/45	10,396	12,481,995
4.38%, 08/17/48 (Call 02/17/48)(a)	7,087	8,591,839
6.45%, 09/15/37(a)	30,147	43,260,312
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	9,595	9,605,577
2.90%, 07/26/24 (Call 06/26/24)(b)	33,793	35,028,357
3.20%, 06/15/26 (Call 04/15/26)(b)	24,571	25,983,570
3.25%, 02/27/27	9,052	9,694,066
3.40%, 07/26/29 (Call 04/26/29)(a)(b)	48,970	53,001,254
4.13%, 06/15/39 (Call 12/15/38)(b)	21,494	25,074,451
4.25%, 10/26/49 (Call 04/26/49)(a)(b)	47,065	56,384,948
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)(a)	9,890	9,948,852
3.08%, 06/15/24 (Call 04/15/24)	5,776	5,858,604
3.41%, 06/15/27 (Call 03/15/27)(a)	16,973	17,179,977
Cigna Corp.
3.75%, 07/15/23 (Call 06/15/23)	30,681	32,222,496
4.13%, 11/15/25 (Call 09/15/25)	28,443	30,960,925
4.38%, 10/15/28 (Call 07/15/28)	45,879	51,185,668
4.80%, 08/15/38 (Call 02/15/38)(a)	33,724	39,223,002
4.90%, 12/15/48 (Call 06/15/48)(a)	28,952	34,255,613
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	6,120	6,161,651
2.75%, 12/01/22 (Call 09/01/22)(a)	7,376	7,487,069
2.88%, 06/01/26 (Call 03/01/26)	17,635	17,730,915
3.00%, 08/15/26 (Call 06/15/26)	5,000	5,059,620
3.25%, 08/15/29 (Call 05/15/29)	12,735	12,926,930
3.50%, 07/20/22 (Call 05/20/22)(a)	8,715	9,026,675
3.70%, 03/09/23 (Call 02/09/23)(a)	68,332	71,379,518
3.88%, 07/20/25 (Call 04/20/25)	36,329	38,520,838
4.00%, 12/05/23 (Call 09/05/23)	13,826	14,672,529
4.10%, 03/25/25 (Call 01/25/25)(a)	61,317	65,520,385
4.30%, 03/25/28 (Call 12/25/27)	107,130	116,708,933
4.78%, 03/25/38 (Call 09/25/37)	57,322	64,199,660
5.05%, 03/25/48 (Call 09/25/47)(a)	86,599	101,288,736

Security	Par (000)	Value
Pharmaceuticals (continued)
5.13%, 07/20/45 (Call 01/20/45)	$45,569	$53,039,627
5.30%, 12/05/43 (Call 06/05/43)(a)	12,835	15,174,312
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)(a)	12,956	13,479,523
3.10%, 05/15/27 (Call 02/15/27)	10,541	11,254,039
3.38%, 03/15/29 (Call 12/15/28)(a)	12,813	14,058,541
3.70%, 03/01/45 (Call 09/01/44)	8,623	9,626,233
3.88%, 03/15/39 (Call 09/15/38)(a)	15,008	17,380,763
3.95%, 05/15/47 (Call 11/15/46)	4,711	5,497,217
3.95%, 03/15/49 (Call 09/15/48)	18,346	21,543,436
4.15%, 03/15/59 (Call 09/15/58)(a)	13,603	16,301,008
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	9,212	9,415,168
3.40%, 03/01/27 (Call 12/01/26)	19,729	20,495,142
3.50%, 06/15/24 (Call 03/15/24)	12,227	12,807,840
3.90%, 02/15/22	1,167	1,214,977
4.50%, 02/25/26 (Call 11/27/25)	12,988	14,343,729
4.80%, 07/15/46 (Call 01/15/46)	17,385	19,923,492
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	10,816	11,143,049
3.38%, 05/15/23	22,215	23,270,999
3.63%, 05/15/25	11,792	12,717,127
3.88%, 05/15/28(a)	18,969	21,235,145
6.38%, 05/15/38(a)	34,229	50,051,235
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	3,949	4,036,672
3.00%, 06/01/24 (Call 05/01/24)(a)	7,630	7,939,310
3.38%, 06/01/29 (Call 03/01/29)	13,735	14,943,528
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)(a)	22,499	23,200,305
2.63%, 01/15/25 (Call 11/15/24)	9,816	10,188,149
2.90%, 01/15/28 (Call 10/15/27)(a)	23,636	25,044,727
2.95%, 03/03/27 (Call 12/03/26)(a)	10,775	11,450,190
3.38%, 12/05/23(a)	7,677	8,209,239
3.40%, 01/15/38 (Call 07/15/37)(a)	10,594	11,688,092
3.50%, 01/15/48 (Call 07/15/47)	10,962	12,408,414
3.55%, 03/01/36 (Call 09/01/35)(a)	13,267	14,837,059
3.63%, 03/03/37 (Call 09/03/36)(a)	18,567	20,912,950
3.70%, 03/01/46 (Call 09/01/45)(a)	15,060	17,441,475
3.75%, 03/03/47 (Call 09/03/46)(a)	15,100	17,741,499
4.38%, 12/05/33 (Call 06/05/33)	13,235	16,137,823
5.95%, 08/15/37(a)	10,366	14,957,698
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	7,095	7,445,297
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	7,555	8,299,964
Merck &Co. Inc.
2.35%, 02/10/22	2,810	2,849,180
2.40%, 09/15/22 (Call 06/15/22)(a)	9,907	10,074,560
2.75%, 02/10/25 (Call 11/10/24)	31,993	33,282,203
2.80%, 05/18/23(a)	20,328	21,053,191
2.90%, 03/07/24 (Call 02/07/24)(a)	8,171	8,546,106
3.40%, 03/07/29 (Call 12/07/28)(a)	19,186	21,117,485
3.70%, 02/10/45 (Call 08/10/44)(a)	34,349	39,374,513
3.90%, 03/07/39 (Call 09/07/38)(a)	13,402	15,877,560
4.00%, 03/07/49 (Call 09/07/48)(a)	13,949	16,891,260
4.15%, 05/18/43(a)	9,288	11,313,347
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	15,425	16,568,804
5.20%, 04/15/48 (Call 10/15/47)(a)	4,013	4,374,243

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)(a)	$33,873	$35,210,286
3.95%, 06/15/26 (Call 03/15/26)(b)	1,922	1,997,477
5.25%, 06/15/46 (Call 12/15/45)(a)	11,743	12,858,553
Novartis Capital Corp.
2.40%, 09/21/22(a)	11,524	11,732,288
3.00%, 11/20/25 (Call 08/20/25)(a)	14,579	15,449,616
3.10%, 05/17/27 (Call 02/17/27)(a)	11,302	12,148,070
3.40%, 05/06/24	18,882	20,182,209
4.00%, 11/20/45 (Call 05/20/45)	13,741	16,459,359
4.40%, 05/06/44	25,520	32,204,010
Pfizer Inc.
2.75%, 06/03/26(a)	13,944	14,529,479
2.95%, 03/15/24 (Call 02/15/24)(a)	5,524	5,782,718
3.00%, 06/15/23	11,785	12,275,910
3.00%, 12/15/26(a)	18,082	19,120,106
3.20%, 09/15/23 (Call 08/15/23)(a)	11,551	12,165,181
3.40%, 05/15/24(a)	10,304	11,016,225
3.45%, 03/15/29 (Call 12/15/28)(a)	20,581	22,528,714
3.60%, 09/15/28 (Call 06/15/28)	13,060	14,382,721
3.90%, 03/15/39 (Call 09/15/38)	13,203	15,255,034
4.00%, 12/15/36	13,559	15,722,738
4.00%, 03/15/49 (Call 09/15/48)(a)	11,455	13,493,516
4.13%, 12/15/46	16,727	19,908,226
4.20%, 09/15/48 (Call 03/15/48)	12,694	15,371,676
4.30%, 06/15/43	11,222	13,473,785
4.40%, 05/15/44(a)	10,269	12,493,893
7.20%, 03/15/39	24,640	39,209,748
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	5,902	6,201,104
3.63%, 06/19/28 (Call 03/19/28)	2,172	2,431,821
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	29,390	30,038,405
3.20%, 09/23/26 (Call 06/23/26)	15,594	16,215,730
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)(a)(b)	15,465	16,734,618
5.00%, 11/26/28 (Call 08/26/28)(a)(b)	25,980	30,753,500
Wyeth LLC
5.95%, 04/01/37	23,458	32,510,728
6.50%, 02/01/34	15,192	21,804,295
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(a)	11,601	12,001,396
3.25%, 02/01/23 (Call 11/01/22)(a)	15,634	16,179,614
4.50%, 11/13/25 (Call 08/13/25)	6,016	6,696,666
4.70%, 02/01/43 (Call 08/01/42)(a)	13,907	16,890,912

		2,996,507,263

Pipelines — 3.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%, 12/01/27 (Call 09/01/27)	4,306	4,558,719
5.25%, 01/15/25 (Call 01/15/21)(a)	2,085	2,197,069
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)(a)	12,436	13,209,651
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	2,367	2,504,011
4.25%, 12/01/26 (Call 09/01/26)(a)	14,005	15,410,505
5.50%, 12/01/46 (Call 06/01/46)(a)	11,098	14,327,509
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	7,511	7,721,041
4.05%, 03/15/25 (Call 12/15/24)	14,573	15,351,243
4.25%, 03/15/23 (Call 12/15/22)	2,395	2,515,550

Security	Par (000)	Value
Pipelines (continued)
4.50%, 04/15/24 (Call 03/15/24)(a)	$11,205	$12,001,862
4.75%, 01/15/26 (Call 10/15/25)(a)	10,051	10,999,606
4.95%, 06/15/28 (Call 03/15/28)	6,797	7,589,629
5.15%, 03/15/45 (Call 09/15/44)	15,530	16,639,563
5.20%, 02/01/22 (Call 11/01/21)	2,422	2,565,528
5.25%, 04/15/29 (Call 01/15/29)(a)	21,498	24,594,647
5.30%, 04/15/47 (Call 10/15/46)	12,093	13,305,219
5.50%, 06/01/27 (Call 03/01/27)(a)	1,912	2,183,116
5.88%, 01/15/24 (Call 10/15/23)(a)	5,100	5,702,988
6.13%, 12/15/45 (Call 06/15/45)	13,042	15,521,768
6.25%, 04/15/49 (Call 10/15/48)	20,065	24,919,255
6.50%, 02/01/42 (Call 08/01/41)(a)	13,779	16,746,768
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	10,080	12,073,656
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)(a)	8,036	8,623,349
Enterprise Products Operating LLC
3.13%, 07/31/29 (Call 04/30/29)	14,260	14,768,265
3.35%, 03/15/23 (Call 12/15/22)(a)	13,515	14,038,543
3.70%, 02/15/26 (Call 11/15/25)(a)	12,513	13,439,494
3.75%, 02/15/25 (Call 11/15/24)(a)	15,616	16,731,888
3.90%, 02/15/24 (Call 11/15/23)	3,214	3,435,761
4.15%, 10/16/28 (Call 07/16/28)(a)	16,115	17,937,337
4.20%, 01/31/50 (Call 07/31/49)(a)	13,410	14,624,430
4.25%, 02/15/48 (Call 08/15/47)	8,684	9,461,260
4.45%, 02/15/43 (Call 08/15/42)	13,574	14,954,485
4.80%, 02/01/49 (Call 08/01/48)(a)	15,909	18,775,299
4.85%, 08/15/42 (Call 02/15/42)(a)	9,584	11,103,859
4.85%, 03/15/44 (Call 09/15/43)	18,397	21,385,247
4.90%, 05/15/46 (Call 11/15/45)(a)	13,069	15,500,915
5.10%, 02/15/45 (Call 08/15/44)(a)	11,699	14,026,490
5.95%, 02/01/41	9,441	12,197,217
EQM Midstream Partners LP
4.75%, 07/15/23 (Call 06/15/23)(a)	4,663	4,699,339
5.50%, 07/15/28 (Call 04/15/28)	13,419	13,562,845
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)(a)	8,235	8,591,631
5.50%, 03/01/44 (Call 09/01/43)	10,679	12,620,409
6.95%, 01/15/38	13,297	17,621,058
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)(a)	10,390	10,675,894
4.30%, 06/01/25 (Call 03/01/25)(a)	9,774	10,606,136
4.30%, 03/01/28 (Call 12/01/27)(a)	16,775	18,357,543
5.05%, 02/15/46 (Call 08/15/45)	13,352	15,133,609
5.20%, 03/01/48 (Call 09/01/47)(a)	11,525	13,588,230
5.30%, 12/01/34 (Call 06/01/34)	8,221	9,620,834
5.55%, 06/01/45 (Call 12/01/44)	20,166	24,225,916
7.75%, 01/15/32	6,216	8,727,716
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	17,063	17,889,423
4.13%, 03/01/27 (Call 12/01/26)(a)	16,896	17,780,060
4.50%, 07/15/23 (Call 04/15/23)(a)	13,452	14,344,451
4.50%, 04/15/38 (Call 10/15/37)	20,689	21,355,639
4.70%, 04/15/48 (Call 10/15/47)	13,755	14,232,711
4.80%, 02/15/29 (Call 11/15/28)(a)	10,793	11,972,162
4.88%, 12/01/24 (Call 09/01/24)	10,504	11,509,785
4.88%, 06/01/25 (Call 03/01/25)	15,614	17,228,819
5.20%, 03/01/47 (Call 09/01/46)(a)	8,841	9,666,672
5.50%, 02/15/49 (Call 08/15/48)(a)	22,171	25,468,400
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	7,000	7,023,147

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
4.45%, 09/01/49 (Call 03/01/49)	$5,000	$5,084,257
4.55%, 07/15/28 (Call 04/15/28)	16,075	17,545,957
5.20%, 07/15/48 (Call 01/15/48)	9,493	10,685,824
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	9,542	9,769,456
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	9,066	9,329,634
3.65%, 06/01/22 (Call 03/01/22)(a)	3,317	3,402,676
4.50%, 12/15/26 (Call 09/15/26)	5,579	5,986,445
4.65%, 10/15/25 (Call 07/15/25)(a)	17,865	19,151,566
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(a)	13,490	14,303,902
5.00%, 03/15/27 (Call 09/15/26)	21,679	23,927,364
5.63%, 04/15/23 (Call 01/15/23)	17,637	19,206,206
5.63%, 03/01/25 (Call 12/01/24)	22,828	25,617,783
5.75%, 05/15/24 (Call 02/15/24)(a)	21,391	23,930,580
5.88%, 06/30/26 (Call 12/31/25)(a)	14,287	16,402,388
6.25%, 03/15/22 (Call 12/15/21)	4,362	4,714,710
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	4,903	5,354,815
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	3,025	3,177,828
5.35%, 05/15/45 (Call 11/15/44)	10,514	11,431,874
5.40%, 10/01/47 (Call 04/01/47)	13,509	15,066,615
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	9,701	9,781,944
4.25%, 05/15/28 (Call 02/15/28)(a)	20,687	23,064,454
4.63%, 03/01/34 (Call 12/01/33)	17,542	20,069,204
4.88%, 01/15/26 (Call 10/15/25)	2,314	2,615,402
4.88%, 05/15/48 (Call 11/15/47)(a)	7,957	9,464,304
5.10%, 03/15/49 (Call 09/15/48)	18,845	23,098,827
6.10%, 06/01/40(a)	11,924	15,563,845
6.20%, 10/15/37	7,068	9,269,910
7.63%, 01/15/39	12,466	18,639,639
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	12,070	15,448,662
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)(a)	7,418	7,599,278
3.60%, 03/15/22 (Call 01/15/22)(a)	12,909	13,289,319
3.75%, 06/15/27 (Call 03/15/27)(a)	14,565	15,177,476
3.90%, 01/15/25 (Call 10/15/24)	10,005	10,538,050
4.00%, 09/15/25 (Call 06/15/25)	9,400	9,999,710
4.30%, 03/04/24 (Call 12/04/23)	14,339	15,281,346
4.85%, 03/01/48 (Call 09/01/47)(a)	12,046	13,225,409
5.10%, 09/15/45 (Call 03/15/45)	10,123	11,356,028
6.30%, 04/15/40	16,190	20,331,137

		1,308,048,995
Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)(a)	9,205	9,736,324
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	11,387	11,912,020
3.50%, 01/31/23	14,492	15,099,663
3.55%, 07/15/27 (Call 04/15/27)(a)	9,138	9,713,397
3.80%, 08/15/29 (Call 05/15/29)(a)	23,907	25,764,146
4.00%, 06/01/25 (Call 03/01/25)(a)	7,434	7,990,151
5.00%, 02/15/24(a)	10,438	11,561,507
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	16,349	16,603,876
3.20%, 01/15/25 (Call 10/15/24)(a)	9,301	9,671,629
3.40%, 06/21/29 (Call 03/21/29)(a)	9,980	10,573,697

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.65%, 02/01/26 (Call 11/03/25)	$9,461	$10,068,111
3.85%, 02/01/23 (Call 11/01/22)	11,179	11,790,172
4.50%, 12/01/28 (Call 09/01/28)(a)	12,559	14,462,461
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	9,402	9,907,484
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	7,990	8,249,714
3.20%, 09/01/24 (Call 07/01/24)(a)	6,838	7,069,043
3.65%, 09/01/27 (Call 06/01/27)	9,068	9,626,585
3.70%, 06/15/26 (Call 03/15/26)	11,901	12,716,154
3.80%, 02/15/28 (Call 11/15/27)(a)	16,716	17,924,926
4.45%, 02/15/26 (Call 11/15/25)	12,989	14,415,690
5.25%, 01/15/23	14,643	16,018,710
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	11,850	12,500,219
3.70%, 08/15/27 (Call 05/15/27)	15,097	16,081,635
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	9,703	11,996,973
4.63%, 12/15/21 (Call 09/15/21)(a)	2,037	2,143,788
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)(a)	11,199	12,188,682
5.30%, 01/15/29 (Call 10/15/28)	6,321	7,052,067
5.38%, 04/15/26 (Call 01/15/26)	10,408	11,458,679
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)(a)	11,920	12,801,111
4.00%, 06/01/25 (Call 03/01/25)	4,846	5,188,816
4.25%, 11/15/23 (Call 08/15/23)(a)	3,350	3,617,352
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)(a)	6,357	6,588,470
4.65%, 08/01/23 (Call 05/01/23)(a)	1,568	1,711,504
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	12,444	13,162,604
3.30%, 01/15/26 (Call 10/15/25)(a)	8,300	8,764,212
3.38%, 10/01/24 (Call 07/01/24)	13,763	14,602,375
3.38%, 06/15/27 (Call 03/15/27)	7,793	8,331,420
3.38%, 12/01/27 (Call 09/01/27)(a)	7,374	7,896,612
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	2,973	3,339,164
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)	15,250	15,501,619
4.00%, 06/01/25 (Call 03/01/25)	19,561	20,984,509
4.25%, 04/15/28 (Call 01/15/28)(a)	6,658	7,371,422
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	475	523,608
7.38%, 03/15/32	22,645	32,183,869

		496,866,170

Retail — 3.6%
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)(a)	7,810	7,905,321
2.75%, 05/18/24 (Call 03/18/24)(a)	7,893	8,188,235
3.00%, 05/18/27 (Call 02/18/27)(a)	14,427	15,343,058
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	4,999	5,175,038
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)(a)	10,096	10,497,605
4.00%, 05/15/25 (Call 03/15/25)(a)	6,967	7,349,704
4.20%, 05/15/28 (Call 02/15/28)	23,437	24,966,740
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	12,079	12,099,841
2.70%, 04/01/23 (Call 01/01/23)(a)	9,744	10,057,269
2.80%, 09/14/27 (Call 06/14/27)(a)	13,406	14,031,521

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
2.95%, 06/15/29 (Call 03/15/29)(a)	$14,770	$15,607,499
3.00%, 04/01/26 (Call 01/01/26)(a)	10,922	11,527,310
3.35%, 09/15/25 (Call 06/15/25)(a)	10,270	11,017,324
3.50%, 09/15/56 (Call 03/15/56)	8,807	9,594,164
3.75%, 02/15/24 (Call 11/15/23)(a)	12,374	13,364,075
3.90%, 12/06/28 (Call 09/06/28)(a)	9,841	11,179,282
3.90%, 06/15/47 (Call 12/15/46)(a)	7,974	9,258,117
4.20%, 04/01/43 (Call 10/01/42)(a)	15,785	18,828,356
4.25%, 04/01/46 (Call 10/01/45)	19,589	23,793,571
4.40%, 03/15/45 (Call 09/15/44)	15,186	18,846,446
4.50%, 12/06/48 (Call 06/06/48)	20,435	26,007,616
4.88%, 02/15/44 (Call 08/15/43)	13,741	17,902,771
5.88%, 12/16/36(a)	34,205	48,315,790
5.95%, 04/01/41 (Call 10/01/40)	11,955	17,259,673
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	14,071	14,165,452
3.10%, 05/03/27 (Call 02/03/27)(a)	11,988	12,517,237
3.12%, 04/15/22 (Call 01/15/22)	5,889	6,033,475
3.38%, 09/15/25 (Call 06/15/25)(a)	9,630	10,154,531
3.65%, 04/05/29 (Call 01/05/29)(a)	15,254	16,533,271
3.70%, 04/15/46 (Call 10/15/45)(a)	12,953	13,255,256
4.05%, 05/03/47 (Call 11/03/46)	15,706	17,043,140
4.38%, 09/15/45 (Call 03/15/45)(a)	14,324	15,916,082
4.55%, 04/05/49 (Call 10/05/48)(a)	18,471	21,652,107
4.65%, 04/15/42 (Call 10/15/41)	10,861	12,467,129
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	4,444	4,367,150
McDonald’s Corp.
2.63%, 09/01/29 (Call 06/01/29)	10,000	10,096,745
3.35%, 04/01/23 (Call 03/01/23)(a)	12,905	13,521,694
3.50%, 03/01/27 (Call 12/01/26)(a)	6,737	7,263,425
3.63%, 09/01/49 (Call 03/01/49)	10,000	10,348,899
3.70%, 01/30/26 (Call 10/30/25)	17,535	19,003,034
3.80%, 04/01/28 (Call 01/01/28)	5,746	6,353,572
4.45%, 03/01/47 (Call 09/01/46)	20,759	24,398,661
4.45%, 09/01/48 (Call 03/01/48)(a)	14,696	17,400,975
4.70%, 12/09/35 (Call 06/09/35)(a)	13,283	15,995,071
4.88%, 12/09/45 (Call 06/09/45)	4,690	5,796,049
6.30%, 10/15/37(a)	13,237	18,553,245
6.30%, 03/01/38	6,578	9,134,999
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	4,570	4,865,153
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	9,432	9,766,500
3.55%, 08/15/29 (Call 05/15/29)(a)	14,059	15,364,637
3.80%, 08/15/25 (Call 06/15/25)(a)	18,588	20,151,033
3.85%, 10/01/23 (Call 07/01/23)(a)	6,581	7,010,750
4.00%, 11/15/28 (Call 08/15/28)(a)	8,074	9,114,549
4.45%, 08/15/49 (Call 02/15/49)(a)	5,455	6,393,354
4.50%, 11/15/48 (Call 05/15/48)(a)	18,699	21,968,288
Target Corp.
2.50%, 04/15/26(a)	11,563	11,919,738
3.38%, 04/15/29 (Call 01/15/29)	8,981	9,840,091
3.50%, 07/01/24(a)	13,807	14,869,652
3.63%, 04/15/46(a)	16,138	18,117,234
3.90%, 11/15/47 (Call 05/15/47)(a)	12,453	14,713,566
4.00%, 07/01/42	10,887	12,784,200
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	13,424	13,505,462
Walgreen Co., 3.10%, 09/15/22(a)	13,128	13,466,983

Security	Par (000)	Value
Retail (continued)
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	$24,352	$25,246,951
3.80%, 11/18/24 (Call 08/18/24)(a)	18,136	19,209,976
4.80%, 11/18/44 (Call 05/18/44)(a)	17,825	18,925,187
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)(a)	14,336	14,596,062
2.55%, 04/11/23 (Call 01/11/23)	23,173	23,740,521
2.65%, 12/15/24 (Call 10/15/24)(a)	18,247	18,909,271
2.85%, 07/08/24 (Call 06/08/24)(a)	13,867	14,497,431
3.05%, 07/08/26 (Call 05/08/26)(a)	11,211	11,998,278
3.25%, 07/08/29 (Call 04/08/29)	17,750	19,441,472
3.30%, 04/22/24 (Call 01/22/24)	20,654	21,930,981
3.40%, 06/26/23 (Call 05/26/23)	29,386	31,080,932
3.55%, 06/26/25 (Call 04/26/25)(a)	24,727	26,848,359
3.63%, 12/15/47 (Call 06/15/47)(a)	22,252	26,025,850
3.70%, 06/26/28 (Call 03/26/28)	43,361	48,722,310
3.95%, 06/28/38 (Call 12/28/37)	21,229	25,428,712
4.05%, 06/29/48 (Call 12/29/47)	40,465	50,444,037
5.25%, 09/01/35(a)	27,016	36,514,499
5.63%, 04/01/40(a)	3,406	4,897,250
5.63%, 04/15/41	6,170	8,961,283
6.20%, 04/15/38(a)	3,829	5,827,996

		1,327,186,073

Semiconductors — 2.1%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	8,517	8,972,983
3.90%, 12/15/25 (Call 09/15/25)	17,664	19,059,684
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	22,346	23,916,294
4.35%, 04/01/47 (Call 10/01/46)(a)	5,997	7,360,894
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	10,588	10,527,233
3.13%, 01/15/25 (Call 11/15/24)(a)	27,331	26,984,238
3.50%, 01/15/28 (Call 10/15/27)	15,510	15,054,906
3.63%, 01/15/24 (Call 11/15/23)(a)	21,906	22,164,762
3.88%, 01/15/27 (Call 10/15/26)	52,668	52,667,684
Broadcom Inc.
3.63%, 10/15/24 (Call 09/15/24)(b)	25,917	26,243,036
4.25%, 04/15/26 (Call 02/15/26)(a)(b)	28,756	29,706,363
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	34,690	36,530,207
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	17,036	17,626,814
2.70%, 12/15/22(a)	15,050	15,490,790
2.88%, 05/11/24 (Call 03/11/24)(a)	12,299	12,818,354
3.15%, 05/11/27 (Call 02/11/27)	10,986	11,807,298
3.70%, 07/29/25 (Call 04/29/25)(a)	23,704	25,860,694
3.73%, 12/08/47 (Call 06/08/47)(a)	23,211	26,463,253
4.00%, 12/15/32	14,647	17,382,614
4.10%, 05/19/46 (Call 11/19/45)	17,936	21,360,666
4.10%, 05/11/47 (Call 11/11/46)(a)	15,375	18,434,879
4.80%, 10/01/41(a)	4,636	5,937,595
4.90%, 07/29/45 (Call 01/29/45)(a)	7,361	9,693,558
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)(a)	14,302	15,840,428
4.65%, 11/01/24 (Call 08/01/24)	12,178	13,462,697
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	9,965	10,671,795
4.00%, 03/15/29 (Call 12/15/28)	18,811	20,814,550
4.88%, 03/15/49 (Call 09/15/48)	5,410	6,641,452

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)(a)	$10,087	$10,595,678
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	9,945	10,252,880
4.66%, 02/15/30 (Call 11/15/29)	10,820	11,310,700
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	11,135	11,688,480
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)(b)	767	833,952
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(a)(b)	11,965	12,630,027
4.30%, 06/18/29 (Call 03/18/29)(b)	13,582	14,550,224
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	17,460	17,785,859
2.90%, 05/20/24 (Call 03/20/24)(a)	21,585	22,286,342
3.00%, 05/20/22(a)	2,643	2,717,663
3.25%, 05/20/27 (Call 02/20/27)	18,593	19,503,272
3.45%, 05/20/25 (Call 02/20/25)(a)	20,109	21,349,325
4.30%, 05/20/47 (Call 11/20/46)(a)	15,169	17,225,480
4.65%, 05/20/35 (Call 11/20/34)(a)	11,903	14,002,569
4.80%, 05/20/45 (Call 11/20/44)(a)	17,383	20,998,775
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	2,460	2,892,268
4.15%, 05/15/48 (Call 11/15/47)(a)	16,242	20,151,108

		760,270,323

Software — 4.0%
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)(a)	12,587	13,040,132
3.50%, 04/15/23 (Call 01/15/23)(a)	1,984	2,072,102
3.75%, 05/21/29 (Call 02/21/29)(a)	9,784	10,722,974
5.00%, 10/15/25 (Call 07/15/25)	13,884	15,859,878
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	26,295	26,884,389
3.20%, 07/01/26 (Call 05/01/26)(a)	21,790	22,813,102
3.50%, 07/01/29 (Call 04/01/29)	37,564	39,844,458
3.80%, 10/01/23 (Call 09/01/23)	9,641	10,235,133
3.85%, 06/01/25 (Call 03/01/25)(a)	12,593	13,551,301
4.20%, 10/01/28 (Call 07/01/28)	7,954	8,849,379
4.40%, 07/01/49 (Call 01/01/49)	26,426	30,471,110
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	18,299	18,525,915
2.13%, 11/15/22(a)	5,859	5,937,256
2.38%, 05/01/23 (Call 02/01/23)(a)	14,067	14,384,899
2.40%, 08/08/26 (Call 05/08/26)(a)	44,219	45,694,088
2.65%, 11/03/22 (Call 09/03/22)(a)	11,946	12,287,969
2.70%, 02/12/25 (Call 11/12/24)(a)	26,298	27,449,595
2.88%, 02/06/24 (Call 12/06/23)	21,508	22,519,487
3.13%, 11/03/25 (Call 08/03/25)	29,780	31,908,796
3.30%, 02/06/27 (Call 11/06/26)(a)	44,817	48,901,276
3.45%, 08/08/36 (Call 02/08/36)	24,638	27,696,601
3.50%, 02/12/35 (Call 08/12/34)	14,607	16,447,370
3.50%, 11/15/42	9,764	11,022,636
3.63%, 12/15/23 (Call 09/15/23)(a)	15,189	16,312,898
3.70%, 08/08/46 (Call 02/08/46)	51,318	60,441,232
3.75%, 02/12/45 (Call 08/12/44)(a)	20,224	23,790,359
3.95%, 08/08/56 (Call 02/08/56)	25,256	31,009,759
4.00%, 02/12/55 (Call 08/12/54)	28,059	34,674,658
4.10%, 02/06/37 (Call 08/06/36)(a)	31,487	38,233,663
4.20%, 11/03/35 (Call 05/03/35)(a)	13,458	16,410,158
4.25%, 02/06/47 (Call 08/06/46)	32,280	41,240,596
4.45%, 11/03/45 (Call 05/03/45)	40,060	52,155,792

Security	Par (000)	Value
Software (continued)
4.50%, 10/01/40(a)	$14,764	$18,952,266
4.50%, 02/06/57 (Call 08/06/56)	26,023	35,057,119
4.75%, 11/03/55 (Call 05/03/55)	11,808	16,420,622
5.20%, 06/01/39	6,915	9,581,613
5.30%, 02/08/41(a)	12,618	17,626,309
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	28,814	29,244,657
2.50%, 10/15/22	24,670	25,094,566
2.63%, 02/15/23 (Call 01/15/23)	15,445	15,785,309
2.65%, 07/15/26 (Call 04/15/26)(a)	36,357	37,258,468
2.95%, 11/15/24 (Call 09/15/24)	24,133	25,184,159
2.95%, 05/15/25 (Call 02/15/25)(a)	30,631	32,008,678
3.25%, 11/15/27 (Call 08/15/27)(a)	37,327	40,077,768
3.40%, 07/08/24 (Call 04/08/24)(a)	25,209	26,692,638
3.63%, 07/15/23(a)	12,865	13,665,278
3.80%, 11/15/37 (Call 05/15/37)(a)	26,257	29,346,821
3.85%, 07/15/36 (Call 01/15/36)	16,741	18,783,636
3.90%, 05/15/35 (Call 11/15/34)(a)	16,602	18,798,989
4.00%, 07/15/46 (Call 01/15/46)	36,452	41,724,953
4.00%, 11/15/47 (Call 05/15/47)	32,359	37,220,150
4.13%, 05/15/45 (Call 11/15/44)(a)	22,712	26,244,334
4.30%, 07/08/34 (Call 01/08/34)	28,849	33,934,398
4.38%, 05/15/55 (Call 11/15/54)	7,786	9,475,934
4.50%, 07/08/44 (Call 01/08/44)(a)	12,153	14,758,269
5.38%, 07/15/40	27,582	36,963,165
6.13%, 07/08/39	11,151	15,898,885
6.50%, 04/15/38(a)	6,365	9,398,572
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	18,045	18,874,787
3.70%, 04/11/28 (Call 01/11/28)	19,188	21,407,288
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)(a)	14,608	14,923,144

		1,481,791,736

Telecommunications — 6.7%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	10,414	10,563,387
3.00%, 02/15/22	2,866	2,929,429
3.00%, 06/30/22 (Call 04/30/22)(a)	10,960	11,195,734
3.20%, 03/01/22 (Call 02/01/22)(a)	1,466	1,503,925
3.40%, 05/15/25 (Call 02/15/25)(a)	49,349	51,710,152
3.55%, 06/01/24 (Call 03/01/24)	8,029	8,444,722
3.60%, 02/17/23 (Call 12/17/22)(a)	17,243	18,011,858
3.60%, 07/15/25 (Call 04/15/25)	21,792	22,988,631
3.80%, 03/01/24 (Call 01/01/24)	9,930	10,552,743
3.80%, 02/15/27 (Call 11/15/26)	11,711	12,554,357
3.90%, 03/11/24 (Call 12/11/23)(a)	4,400	4,690,969
3.95%, 01/15/25 (Call 10/15/24)	21,083	22,644,266
4.10%, 02/15/28 (Call 11/15/27)(a)	15,361	16,773,485
4.13%, 02/17/26 (Call 11/17/25)	35,144	38,172,819
4.25%, 03/01/27 (Call 12/01/26)(a)	24,258	26,664,847
4.30%, 02/15/30 (Call 11/15/29)	37,976	42,204,901
4.30%, 12/15/42 (Call 06/15/42)	26,936	28,379,336
4.35%, 03/01/29 (Call 12/01/28)(a)	27,420	30,599,160
4.35%, 06/15/45 (Call 12/15/44)	36,302	38,626,156
4.45%, 04/01/24 (Call 01/01/24)	20,112	21,840,144
4.50%, 05/15/35 (Call 11/15/34)(a)	33,340	37,128,998
4.50%, 03/09/48 (Call 09/09/47)(a)	52,088	56,921,428
4.55%, 03/09/49 (Call 09/09/48)	30,122	32,994,259
4.75%, 05/15/46 (Call 11/15/45)(a)	44,089	49,334,881
4.80%, 06/15/44 (Call 12/15/43)	32,166	35,962,357
4.85%, 03/01/39 (Call 09/01/38)(a)	20,916	24,071,814

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
4.85%, 07/15/45 (Call 01/15/45)	$9,657	$10,918,527
4.90%, 08/15/37 (Call 02/14/37)	15,253	17,534,780
5.15%, 03/15/42(a)	16,524	19,214,122
5.15%, 11/15/46 (Call 05/15/46)	25,470	29,886,465
5.15%, 02/15/50 (Call 08/14/49)(a)	14,829	17,627,398
5.25%, 03/01/37 (Call 09/01/36)(a)	34,548	40,983,605
5.35%, 09/01/40	20,047	23,849,780
5.45%, 03/01/47 (Call 09/01/46)	20,637	25,229,927
5.55%, 08/15/41	7,847	9,480,587
5.65%, 02/15/47 (Call 08/15/46)(a)	20,062	25,092,982
5.70%, 03/01/57 (Call 09/01/56)	15,732	20,034,446
6.00%, 08/15/40 (Call 05/15/40)(a)	11,503	14,441,382
6.30%, 01/15/38(a)	505	649,469
6.38%, 03/01/41	10,507	13,744,283
British Telecommunications PLC, 9.63%, 12/15/30(a)	28,840	44,210,532
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	20,393	20,696,323
2.50%, 09/20/26 (Call 06/20/26)(a)	11,173	11,591,280
2.95%, 02/28/26(a)	6,263	6,657,710
3.63%, 03/04/24	15,784	17,003,882
5.50%, 01/15/40(a)	25,276	35,497,963
5.90%, 02/15/39	17,263	25,049,342
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	38,863	58,278,551
Orange SA
5.38%, 01/13/42(a)	8,765	11,447,190
5.50%, 02/06/44 (Call 08/06/43)(a)	7,504	10,043,983
9.00%, 03/01/31	35,642	56,303,956
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	12,077	12,938,339
4.30%, 02/15/48 (Call 08/15/47)(a)	6,794	7,902,027
4.35%, 05/01/49 (Call 11/01/48)	21,445	25,117,926
5.00%, 03/15/44 (Call 09/15/43)(a)	9,259	11,597,185
Telefonica Emisiones SA
4.10%, 03/08/27(a)	17,635	19,325,121
4.57%, 04/27/23(a)	9,596	10,381,511
4.67%, 03/06/38(a)	9,147	10,139,853
4.90%, 03/06/48(a)	17,446	19,552,687
5.21%, 03/08/47	32,448	37,778,898
5.52%, 03/01/49 (Call 09/01/48)	13,855	16,938,361
7.05%, 06/20/36	22,353	30,507,276
Telefonica Europe BV, 8.25%, 09/15/30(a)	9,226	13,432,437
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	2,627	3,185,361
Verizon Communications Inc.
2.63%, 08/15/26	29,509	30,198,876
3.38%, 02/15/25	33,195	35,234,338
3.50%, 11/01/24 (Call 08/01/24)	24,744	26,377,752
3.85%, 11/01/42 (Call 05/01/42)	11,356	12,273,753
3.88%, 02/08/29 (Call 11/08/28)	7,621	8,497,574
4.02%, 12/03/29 (Call 09/03/29)(b)	41,445	46,750,938
4.13%, 03/16/27(a)	37,606	41,921,973
4.13%, 08/15/46	20,253	23,064,987
4.27%, 01/15/36	31,431	35,991,016
4.33%, 09/21/28	85,739	98,196,157
4.40%, 11/01/34 (Call 05/01/34)	26,936	31,256,645
4.50%, 08/10/33	37,838	44,644,432
4.52%, 09/15/48	51,216	61,618,707
4.67%, 03/15/55	36,327	44,702,862
4.75%, 11/01/41	2,597	3,155,371
4.81%, 03/15/39	16,636	20,420,282

Security	Par (000)	Value
Telecommunications (continued)
4.86%, 08/21/46	$42,413	$53,011,682
5.01%, 04/15/49	39,798	51,068,997
5.01%, 08/21/54(a)	19,640	25,408,649
5.15%, 09/15/23(a)	6,939	7,802,702
5.25%, 03/16/37	31,044	39,198,219
5.50%, 03/16/47	21,946	29,525,962
6.55%, 09/15/43	8,761	13,051,999
Vodafone Group PLC
3.75%, 01/16/24(a)	30,490	32,199,800
4.13%, 05/30/25(a)	22,650	24,583,039
4.38%, 05/30/28(a)	41,320	46,339,884
4.38%, 02/19/43	16,551	17,699,113
4.88%, 06/19/49(a)	22,537	26,062,733
5.00%, 05/30/38	13,638	15,859,412
5.25%, 05/30/48	32,063	38,277,480
6.15%, 02/27/37(a)	17,775	22,756,785

		2,448,882,324

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50 (Call 08/15/49)	4,045	4,446,577
3.85%, 09/01/23 (Call 06/01/23)(a)	5,055	5,383,829
3.90%, 08/01/46 (Call 02/01/46)	11,346	12,986,975
4.05%, 06/15/48 (Call 12/15/47)(a)	9,373	11,108,251
4.13%, 06/15/47 (Call 12/15/46)(a)	8,701	10,396,057
4.15%, 04/01/45 (Call 10/01/44)	16,802	19,745,810
4.15%, 12/15/48 (Call 06/15/48)	8,597	10,321,710
4.45%, 03/15/43 (Call 09/15/42)(a)	15,111	18,251,386
4.55%, 09/01/44 (Call 03/01/44)	9,328	11,454,680
4.90%, 04/01/44 (Call 10/01/43)(a)	9,219	11,831,579
5.75%, 05/01/40 (Call 11/01/39)(a)	8,316	11,455,373
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	5,876	9,067,391
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	14,494	15,353,384
3.80%, 03/01/28 (Call 12/01/27)	8,530	9,389,638
3.80%, 11/01/46 (Call 05/01/46)(a)	5,571	5,998,240
4.10%, 03/15/44 (Call 09/15/43)(a)	12,901	14,405,271
4.25%, 03/15/29 (Call 12/15/28)(a)	8,186	9,389,270
4.30%, 03/01/48 (Call 09/01/47)	8,726	10,130,198
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	10,950	11,057,182
3.25%, 04/01/26 (Call 01/01/26)(a)	7,570	7,904,514
4.00%, 01/15/24(a)	9,719	10,460,292
4.05%, 02/15/48 (Call 08/15/47)(a)	11,620	11,912,982
4.40%, 01/15/47 (Call 07/15/46)(a)	12,657	13,595,256
4.55%, 04/01/46 (Call 10/01/45)	15,984	17,465,559
4.75%, 11/15/45 (Call 05/15/45)	17,534	19,616,262
4.95%, 10/17/48 (Call 04/17/48)	6,628	7,743,372
5.10%, 01/15/44(a)	8,709	10,175,616
Norfolk Southern Corp., 5.10%, 08/01/18
(Call 02/01/18)	5,075	6,470,555
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)(a)	9,172	10,168,262
3.80%, 10/01/51 (Call 04/01/51)(a)	6,260	6,867,067
3.95%, 09/10/28 (Call 06/10/28)	41,714	46,881,639
4.30%, 03/01/49 (Call 09/01/48)	7,545	8,995,778
4.38%, 09/10/38 (Call 03/10/38)	11,457	13,553,010
4.50%, 09/10/48 (Call 03/10/48)	17,761	21,627,920
United Parcel Service Inc.
2.45%, 10/01/22	8,329	8,462,358

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
2.50%, 04/01/23 (Call 03/01/23)	$16,111	$16,389,435
3.05%, 11/15/27 (Call 08/15/27)(a)	14,812	15,664,426
3.40%, 03/15/29 (Call 12/15/28)	1,468	1,596,283
3.75%, 11/15/47 (Call 05/15/47)(a)	12,904	14,271,949
4.25%, 03/15/49 (Call 09/15/48)	3,859	4,605,026
6.20%, 01/15/38(a)	19,272	27,343,944

		513,944,306

Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)(a)	15,701	17,340,748
6.59%, 10/15/37	2,169	3,146,796

		20,487,544

Total Corporate Bonds & Notes — 98.7% (Cost: $33,807,584,286)		36,072,458,305

U.S. Government Obligations

U.S. Government Obligations — 0.1%
U.S. Treasury Note/Bond
2.13%, 03/31/24	10,000	10,312,500
2.25%, 01/31/24(a)	20,000	20,706,250

		31,018,750

Total U.S. Government Obligations — 0.1% (Cost: $30,520,603)		31,018,750

Security	Shares (000)	Value
Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(d)(e)(f)	2,044,236	$2,045,258,538
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(d)(e)	302,032	302,032,000

		2,347,290,538

Total Short-Term Investments — 6.4% (Cost: $2,346,268,420)		2,347,290,538

Total Investments in Securities — 105.2% (Cost: $36,184,373,309)		38,450,767,593

Other Assets, Less Liabilities — (5.2)%		(1,913,623,823)

Net Assets — 100.0%		$36,537,143,770

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,058,759	(1,014,523)	2,044,236	$2,045,258,538	$3,414,462	(b)	$363,961	$(104,401)
BlackRock Cash Funds: Treasury, SL Agency Shares	188,176	113,856	302,032	302,032,000	1,273,537		—	—

				$2,347,290,538	$4,687,999		$363,961	$(104,401)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
August 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$36,072,458,305	$—	$36,072,458,305
U.S. Government Obligations	—	31,018,750	—	31,018,750
Money Market Funds	2,347,290,538	—	—	2,347,290,538

	$2,347,290,538	$36,103,477,055	$—	$38,450,767,593

See notes to financial statements.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

August 31, 2019

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$16,482,982,291	$36,103,477,055
Affiliated(c)	3,528,371,310	2,347,290,538
Cash	258,952	910
Receivables:
Investments sold	3,255,678	99,987,794
Securities lending income — Affiliated	1,331,705	559,488
Capital shares sold	24,650,271	3,484,767
Dividends	486,194	143,293
Interest	274,024,391	354,025,014

Total assets	20,315,360,792	38,908,968,859

LIABILITIES
Collateral on securities loaned, at value	3,200,472,059	2,043,698,605
Payables:
Investments purchased	95,979,000	323,435,662
Capital shares redeemed	12,536,452	282,406
Investment advisory fees	7,220,614	4,408,416

Total liabilities	3,316,208,125	2,371,825,089

NET ASSETS	$16,999,152,667	$36,537,143,770

NET ASSETS CONSIST OF:
Paid-in capital	$18,096,562,252	$34,008,259,824
Accumulated earnings (loss)	(1,097,409,585)	2,528,883,946

NET ASSETS	$16,999,152,667	$36,537,143,770

Shares outstanding	195,300,000	283,900,000

Net asset value	$87.04	$128.70

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$3,077,072,732	$1,982,596,179
(b) Investments, at cost — Unaffiliated	$16,773,532,030	$33,838,104,889
(c) Investments, at cost — Affiliated	$3,526,988,351	$2,346,268,420

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (unaudited)

Six Months Ended August 31, 2019

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,631,556	$1,273,537
Interest — Unaffiliated	452,991,057	615,848,101
Securities lending income — Affiliated — net	8,352,168	3,414,462
Other income — Unaffiliated	224,862	43,940

Total investment income	463,199,643	620,580,040

EXPENSES
Investment advisory fees	41,056,559	24,712,746

Total expenses	41,056,559	24,712,746

Net investment income	422,143,084	595,867,294

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(67,489,811)	11,385,725
Investments — Affiliated	89,769	363,961
In-kind redemptions — Unaffiliated	130,015,993	404,400,906

Net realized gain	62,615,951	416,150,592

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	168,805,412	3,165,170,813
Investments — Affiliated	200,518	(104,401)

Net change in unrealized appreciation (depreciation)	169,005,930	3,165,066,412

Net realized and unrealized gain	231,621,881	3,581,217,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$653,764,965	$4,177,084,298

See notes to financial statements.

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares		iShares
	iBoxx $ High Yield Corporate Bond ETF		iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$422,143,084	$778,825,420	$595,867,294	$1,169,111,054
Net realized gain (loss)	62,615,951	(173,614,491)	416,150,592	(610,308,414)
Net change in unrealized appreciation (depreciation)	169,005,930	137,998,380	3,165,066,412	227,024,396

Net increase in net assets resulting from operations	653,764,965	743,209,309	4,177,084,298	785,827,036

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(432,926,101)	(786,516,158)	(600,177,678)	(1,173,825,530)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,436,449,833	113,715,886	440,263,760	245,691,487

NET ASSETS
Total increase (decrease) in net assets	1,657,288,697	70,409,037	4,017,170,380	(142,307,007)
Beginning of period	15,341,863,970	15,271,454,933	32,519,973,390	32,662,280,397

End of period	$16,999,152,667	$15,341,863,970	$36,537,143,770	$32,519,973,390

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$85.71		$86.13	$88.08	$79.10	$91.71	$94.64

Net investment income(a)	2.18		4.46	4.42	4.64	4.79	4.96
Net realized and unrealized gain (loss)(b)	1.42		(0.36)	(1.92)	8.89	(12.62)	(2.89)

Net increase (decrease) from investment operations	3.60		4.10	2.50	13.53	(7.83)	2.07

Distributions(c)
From net investment income		(2.27)	(4.52)	(4.45)	(4.55)	(4.78)	(5.00)

Total distributions		(2.27)	(4.52)	(4.45)	(4.55)	(4.78)	(5.00)

Net asset value, end of period	$87.04		$85.71	$86.13	$88.08	$79.10	$91.71

Total Return
Based on net asset value	4.26	%(d)	4.95%	2.87%	17.54%	(8.76)%	2.22%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.49%	0.49%	0.49%	0.50%	0.50%

Net investment income	5.03	%(e)	5.25%	5.05%	5.46%	5.60%	5.37%

Supplemental Data
Net assets, end of period (000)	$16,999,153		$15,341,864	$15,271,455	$18,594,499	$15,543,922	$18,021,179

Portfolio turnover rate(f)	8	%(d)	14%	17%	13%	11%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$115.89		$117.11	$118.42	$114.80	$121.46	$117.02

Net investment income(a)	2.13		4.15	3.86	3.88	4.00	4.06
Net realized and unrealized gain (loss)(b)	12.82		(1.20)	(1.39)	3.63	(6.70)	4.42

Net increase (decrease) from investment operations	14.95		2.95	2.47	7.51	(2.70)	8.48

Distributions(c)
From net investment income		(2.14)	(4.17)	(3.78)	(3.89)	(3.96)	(4.04)

Total distributions		(2.14)	(4.17)	(3.78)	(3.89)	(3.96)	(4.04)

Net asset value, end of period	$128.70		$115.89	$117.11	$118.42	$114.80	$121.46

Total Return
Based on net asset value	13.04	%(d)	2.64%	2.06%	6.57%	(2.19)%	7.35%

Ratios to Average Net Assets
Total expenses	0.14	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.49	%(e)	3.62%	3.22%	3.24%	3.44%	3.42%

Supplemental Data
Net assets, end of period (000)	$36,537,144		$32,519,973	$32,662,280	$31,238,193	$25,071,298	$22,044,157

Portfolio turnover rate(f)	5	%(d)	10%	10%	11%	13%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Notes to Financial Statements  (unaudited)

1.   ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBoxx $ High Yield Corporate Bond	Diversified

iBoxx $ Investment Grade Corporate Bond	Diversified

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment- in-kind interest income, if any, are recognized daily on the accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF

iBoxx $ High Yield Corporate Bond	$19,265,736,511

iBoxx $ Investment Grade Corporate Bond	36,295,104,150

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.   INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.   SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (unaudited) (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$23,911,422	$23,911,422		$—	$—
Barclays Capital Inc.	245,456,723	245,456,723		—	—
BMO Capital Markets	17,015,948	17,015,948		—	—
BNP Paribas Prime Brokerage International Ltd	145,604,521	145,604,521		—	—
BNP Paribas Securities Corp.	621,030	621,030		—	—
BofA Securities, Inc.	122,088,655	122,088,655		—	—
Citadel Clearing LLC	220,261,488	220,261,488		—	—
Citigroup Global Markets Inc.	136,089,865	136,089,865		—	—
Credit Suisse Securities (USA) LLC	39,892,838	39,892,838		—	—
Deutsche Bank Securities Inc.	63,489,001	63,489,001		—	—
Goldman Sachs & Co.	626,373,730	626,373,730		—	—
HSBC Securities (USA) Inc.	8,020,214	8,020,214		—	—
Jefferies LLC	13,161,903	13,161,903		—	—
JPMorgan Securities LLC	631,827,512	631,827,512		—	—
Morgan Stanley & Co. LLC	43,794,488	43,794,488		—	—
MUFG Securities Americas Inc.	36,934	36,934		—	—
Nomura Securities International Inc.	14,454,749	14,454,749		—	—
RBC Capital Markets LLC	351,125,599	351,125,599		—	—
Scotia Capital (USA) Inc.	1,832,368	1,832,368		—	—
State Street Bank & Trust Company	17,905,797	17,905,797		—	—
TD Prime Services LLC	7,286,391	7,286,391		—	—
UBS AG	40,734,621	40,734,621		—	—
UBS Securities LLC	9,852,018	9,852,018		—	—
Wells Fargo Securities LLC	296,234,917	296,234,917		—	—

	$3,077,072,732	$3,077,072,732		$—	$—

iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$67,462,591	$67,462,591		$—	$—
Barclays Capital Inc.	34,240,082	34,240,082		—	—
BMO Capital Markets	5,298,675	5,298,675		—	—
BNP Paribas Prime Brokerage International Ltd	122,891,585	122,891,585		—	—
BNP Paribas Securities Corp.	3,010,154	3,010,154		—	—
BofA Securities, Inc.	58,222,808	58,222,808		—	—
Citadel Clearing LLC	116,787,377	116,787,377		—	—
Citigroup Global Markets Inc.	58,282,961	58,282,961		—	—
Credit Suisse Securities (USA) LLC	121,385,377	121,385,377		—	—
Deutsche Bank Securities Inc.	4,572,119	4,572,119		—	—
Goldman Sachs & Co.	253,508,049	253,508,049		—	—
HSBC Securities (USA) Inc.	205,297,497	205,297,497		—	—
Jefferies LLC	20,815,941	20,815,941		—	—
JPMorgan Securities LLC	296,177,737	296,177,737		—	—
Morgan Stanley & Co. LLC	58,099,998	58,099,998		—	—
MUFG Securities Americas Inc.	24,689,871	24,689,871		—	—
Nomura Securities International Inc.	5,159,845	5,159,845		—	—
RBC Capital Markets LLC	181,730,010	181,730,010		—	—
Scotia Capital (USA) Inc.	5,581,277	5,581,277		—	—
SG Americas Securities LLC	3,007,214	3,007,214		—	—
State Street Bank & Trust Company	48,570,737	48,570,737		—	—
TD Prime Services LLC	11,861,305	11,861,305		—	—
UBS AG	1,945,054	1,945,054		—	—
UBS Securities LLC	578,604	578,604		—	—
Wells Fargo Securities LLC	273,419,311	273,419,311		—	—

	$1,982,596,179	$1,982,596,179		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$2,482,034
iBoxx $ Investment Grade Corporate Bond	1,233,582

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate Bond	$—	$504,528,075	$2,619,447

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.   PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$1,682,251,883	$1,362,853,889
iBoxx $ Investment Grade Corporate Bond	127,087,124	106,855,211	2,844,252,382	1,636,765,707

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$15,499,719,348	$14,590,404,487
iBoxx $ Investment Grade Corporate Bond	10,856,253,087	11,669,317,883

7.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBoxx $ High Yield Corporate Bond	$880,749,485
iBoxx $ Investment Grade Corporate Bond	240,484,386

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$20,340,674,501	$188,686,011	$(518,006,911)	$(329,320,900)
iBoxx $ Investment Grade Corporate Bond	36,190,956,874	2,306,086,302	(46,275,583)	2,259,810,719

8.   PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	08/31/19		02/28/19
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	189,600,000	$16,342,890,302	455,300,000	$38,560,415,044
Shares redeemed	(173,300,000)	(14,906,440,469)	(453,600,000)	(38,446,699,158)

Net increase	16,300,000	$1,436,449,833	1,700,000	$113,715,886

iBoxx $ Investment Grade Corporate Bond
Shares sold	101,200,000	$12,271,662,282	210,900,000	$24,164,921,854
Shares redeemed	(97,900,000)	(11,831,398,522)	(209,200,000)	(23,919,230,367)

Net increase	3,300,000	$440,263,760	1,700,000	$245,691,487

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.   LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

11.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iShares iBoxx $ High Yield Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory Contract  (continued)

its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares iBoxx $ Investment Grade Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory Contract  (continued)

the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate Bond(a)	$2.192015	$—	$0.073773	$2.265788	97%	—%	3%	100%

iBoxx $ Investment Grade Corporate Bond(a)	2.122571	—	0.018483	2.141054	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	59

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

60	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca

▶	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg Barclays U.S. Universal 5-10 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	6.70%	9.47%	3.56%	9.47%	10.41%
Fund Market	6.70	9.33	3.65	9.33	10.70
Index	6.86	9.68	3.58	9.68	10.48

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$1,067.00	$0.26		$1,000.00	$1,024.90	$0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U. S. Government & Agency Obligations	68.7%
Corporate Bonds & Notes	25.8
Foreign Government Obligations	3.8
Collaterized Mortgage Obligations	1.7

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	70.7%
Aa	4.4
A	6.7
Baa	9.7
Ba	3.8
B	2.9
Caa	0.6
Not Rated	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of August 31, 2019	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	20.24%	21.87%	6.69%	7.75%	21.87%	38.21%	106.76%
Fund Market	20.11	21.96	6.56	7.75	21.96	37.42	106.79
Index	20.26	21.92	6.78	7.94	21.92	38.83	110.20

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the ICE BofAML 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$1,202.40	$0.33		$1,000.00	$1,024.80	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

Corporate Bonds & Notes	50.6%
U. S. Government & Agency Obligations	38.8
Foreign Government Obligations	7.7
Municipal Debt Obligations	2.9

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	41.8%
Aa	6.3
A	19.5
Baa	26.2
Ba	3.5
B	1.3
Caa	0.3
Not Rated	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.7%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51	$200	$228,484
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	57,264
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	150	165,642
Series 2018-C6, Class A4, 4.41%, 11/10/51	100	117,131
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50	130	139,145
Freddie Mac Multifamily Structured Pass Through Certificates, 3.77%, 12/25/28	100	114,087
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	151,184
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52	110	120,011
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	125	140,717
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	170	175,733
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48	50	54,468

		1,463,866

Total Collaterized Mortgage Obligations — 1.7% (Cost: $1,390,130)		1,463,866

Corporate Bonds & Notes

Advertising — 0.1%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	5	5,316
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	35	37,175
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	10	10,371
WPP Finance 2010, 3.75%, 09/19/24	5	5,224

		58,086

Aerospace & Defense — 0.6%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	25	26,600
BAE Systems Holdings Inc., 3.80%, 10/07/24(a)	25	26,529
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	20	20,027
2.85%, 10/30/24 (Call 07/30/24)	30	30,964
Bombardier Inc.
7.50%, 03/15/25 (Call 03/15/20)(a)	25	24,392
7.88%, 04/15/27 (Call 04/15/22)(a)	10	9,678
Embraer Netherlands Finance BV, 5.05%, 06/15/25	5	5,478
General Dynamics Corp.
3.50%, 05/15/25 (Call 03/15/25)	4	4,301
3.75%, 05/15/28 (Call 02/15/28)	25	28,076
L3Harris Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)(a)	2	2,169
4.40%, 06/15/28 (Call 03/15/28)(a)	4	4,534
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	25	27,146
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	30	31,087
3.20%, 02/01/27 (Call 11/01/26)	20	21,094
3.25%, 01/15/28 (Call 10/15/27)	4	4,247
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	25	26,905
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	25	27,431

Security	Par (000)	Value

Aerospace & Defense (continued)
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	$50	$53,957
6.50%, 07/15/24 (Call 09/30/19)	25	25,891
7.50%, 03/15/27 (Call 03/15/22)(a)	10	10,750
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	25	25,770
3.13%, 05/04/27 (Call 02/04/27)	25	26,485
4.13%, 11/16/28 (Call 08/16/28)	25	28,583

		492,094

Agriculture — 0.2%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	30	33,909
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	10,234
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	2	2,049
BAT International Finance PLC, 3.95%, 06/15/25(a)	10	10,573
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(a)	25	27,018
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	10	10,402
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	60	64,930
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	25	24,601

		183,716

Airlines — 0.1%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 05/15/25(a)	7	7,871
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 05/01/27	24	25,164
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	18	19,192
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	26,398
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	19	20,392
Series 2016-2, Class AA, 2.88%, 10/07/28	5	4,699

		103,716

Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	5	5,268
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	5	5,141
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	6	6,452
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	25,775
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	9,753
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(a)	5	5,328

		57,717

Auto Manufacturers — 0.4%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(a)	25	25,712
American Honda Finance Corp.
2.30%, 09/09/26	10	10,061
3.50%, 02/15/28	6	6,553
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(a)	6	6,118
3.75%, 04/12/28 (Call 01/12/28)(a)	25	27,280
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	50	51,368
6.63%, 10/01/28	5	5,665
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	5	5,382
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	25,120
4.00%, 01/15/25 (Call 10/15/24)	10	10,297
4.30%, 07/13/25 (Call 04/13/25)	30	31,315
5.25%, 03/01/26 (Call 12/01/25)	10	10,930
5.65%, 01/17/29 (Call 10/17/28)	15	16,747

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	$25	$25,381
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	25	22,351
Toyota Motor Corp., 2.76%, 07/02/29	4	4,180
Toyota Motor Credit Corp., 3.40%, 04/14/25	30	32,199

		316,659

Auto Parts & Equipment — 0.2%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	10	10,237
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	25	22,935
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	26,791
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	25	25,521
Delphi Technologies PLC, 5.00%, 10/01/25(a)	10	8,626
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 05/31/21)(b)	10	9,953
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	6	6,047
5.25%, 01/15/25 (Call 01/15/20)	30	31,043
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	10	10,883
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	5	5,185
8.50%, 05/15/27 (Call 05/15/22)(a)	15	14,626
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(b)	10	7,767

		179,614

Banks — 4.1%
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	75	79,114
3.37%, 01/23/26 (Call 01/23/25)(c)	45	47,055
3.42%, 12/20/28 (Call 12/20/27)(c)	25	26,425
3.59%, 07/21/28 (Call 07/21/27)(c)	25	26,676
3.82%, 01/20/28 (Call 01/20/27)(c)	10	10,820
3.88%, 08/01/25	10	10,903
3.97%, 02/07/30 (Call 02/07/29)(c)	50	55,434
4.27%, 07/23/29 (Call 07/23/28)(c)	56	63,167
4.45%, 03/03/26	50	54,989
Series L, 4.18%, 11/25/27 (Call 11/25/26)	50	54,351
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(c)	25	26,188
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	25	26,139
3.25%, 09/11/24 (Call 08/11/24)	30	31,612
3.25%, 05/16/27 (Call 02/16/27)	55	58,607
Bank of Nova Scotia (The), 4.50%, 12/16/25	50	54,845
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	8	8,811
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	25	25,797
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	26,121
3.40%, 05/01/26	8	8,471
3.52%, 10/27/28 (Call 10/27/27)(c)	50	53,110
3.67%, 07/24/28 (Call 07/24/27)(c)	25	26,774
3.89%, 01/10/28 (Call 01/10/27)(c)	25	27,119
4.08%, 04/23/29 (Call 04/23/28)(c)	7	7,733
4.13%, 07/25/28	25	27,222
4.40%, 06/10/25	40	43,406
4.45%, 09/29/27	25	27,510
4.60%, 03/09/26	35	38,584
5.50%, 09/13/25	30	34,350
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	25	26,965

Security	Par (000)	Value

Banks (continued)
Commonwealth Bank of Australia
2.63%, 09/06/26(a)	$8	$8,239
2.85%, 05/18/26(a)	33	34,460
Deutsche Bank AG, 4.10%, 01/13/26	30	30,190
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	25	27,724
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	25	21,763
8.25%, 04/15/25 (Call 04/15/21)(a)	10	8,720
Goldman Sachs Group Inc. (The)
3.27%, 09/29/25 (Call 09/29/24)(c)	20	20,760
3.50%, 01/23/25 (Call 10/23/24)	75	78,875
3.50%, 11/16/26 (Call 11/16/25)	8	8,396
3.69%, 06/05/28 (Call 06/05/27)(c)	25	26,619
3.81%, 04/23/29 (Call 04/23/28)(c)	35	37,631
3.85%, 01/26/27 (Call 01/26/26)	40	42,737
4.22%, 05/01/29 (Call 05/01/28)(c)	25	27,657
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	8 8,638
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	15	15,507
3.30%, 04/01/26 (Call 01/01/26)	30	31,636
3.51%, 01/23/29 (Call 01/23/28)(c)	25	26,784
3.78%, 02/01/28 (Call 02/01/27)(c)	65	70,721
3.90%, 07/15/25 (Call 04/15/25)	15	16,278
3.96%, 01/29/27 (Call 01/29/26)(c)	25	27,224
4.01%, 04/23/29 (Call 04/23/28)(c)	75	83,302
4.13%, 12/15/26	25	27,516
4.20%, 07/23/29 (Call 07/23/28)(c)	25	28,187
KeyCorp., 4.10%, 04/30/28	75	84,265
KfW
2.00%, 05/02/25	35	35,969
2.50%, 11/20/24	60	63,084
2.88%, 04/03/28	25	27,674
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	30,402
2.00%, 01/13/25	35	35,905
2.38%, 06/10/25	10	10,473
Series 37, 2.50%, 11/15/27	30	32,047
Macquarie Bank Ltd., 3.90%, 01/15/26(a)	8	8,630
Macquarie Group Ltd., 5.03%, 01/15/30 (Call 01/15/29)(a)(c)	25	28,840
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	25	27,040
3.74%, 03/07/29	25	27,587
3.78%, 03/02/25	25	26,836
3.96%, 03/02/28	15	16,701
4.05%, 09/11/28	25	28,106
Morgan Stanley
3.13%, 07/27/26	25	25,943
3.59%, 07/22/28 (Call 07/22/27)(c)	25	26,610
3.70%, 10/23/24	50	53,379
3.77%, 01/24/29 (Call 01/24/28)(c)	50	53,934
3.88%, 01/27/26	50	54,060
3.95%, 04/23/27	5	5,348
4.00%, 07/23/25	30	32,542
4.35%, 09/08/26	15	16,404
5.00%, 11/24/25	20	22,564
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	20	20,523
Northern Trust Corp., 3.95%, 10/30/25	50	54,998

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	$5	$5,315
3.45%, 04/23/29 (Call 01/23/29)	75	81,265
Royal Bank of Canada, 4.65%, 01/27/26	55	61,302
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	10	10,760
4.50%, 07/17/25 (Call 04/17/25)	45	48,421
State Street Corp., 2.65%, 05/19/26	48	49,459
Sumitomo Mitsui Financial Group Inc.
3.36%, 07/12/27	75	79,895
3.54%, 01/17/28	25	27,012
3.78%, 03/09/26	25	27,027
SunTrust Bank/Atlanta GA, 4.05%, 11/03/25 (Call 09/03/25)	10	10,973
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	25	27,217
SVB Financial Group, 3.50%, 01/29/25	45	46,799
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	7	7,335
3.60%, 09/11/24 (Call 08/11/24)	10	10,698
3.95%, 11/17/25 (Call 10/17/25)	25	27,538
Series V, 2.38%, 07/22/26 (Call 06/22/26)	40	40,741
Series X, 3.15%, 04/27/27 (Call 03/27/27)	30	32,131
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	27,076
Wells Fargo & Co.
3.00%, 02/19/25	35	36,256
3.00%, 04/22/26	30	31,088
3.00%, 10/23/26	35	36,314
3.30%, 09/09/24	25	26,280
3.55%, 09/29/25	30	31,936
3.58%, 05/22/28 (Call 05/22/27)(c)	35	37,544
4.10%, 06/03/26	10	10,816
4.15%, 01/24/29 (Call 10/24/28)	75	84,097
Westpac Banking Corp.
2.70%, 08/19/26	25	25,880
3.35%, 03/08/27	25	26,990
4.11%, 07/24/34 (Call 07/24/29)(c)	31	32,659

		3,568,550

Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25	26,862
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	10	10,723
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	2	2,221
4.15%, 01/23/25 (Call 12/23/24)	55	60,244
4.75%, 01/23/29 (Call 10/23/28)	25	29,170
Coca-Cola Co. (The)
2.25%, 09/01/26	25	25,473
2.88%, 10/27/25	2	2,109
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	25	26,744
4.40%, 11/15/25 (Call 09/15/25)	2	2,218
4.65%, 11/15/28 (Call 08/15/28)	15	17,231
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)	2	2,154
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)	20	21,880
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	5	5,053
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	55	56,384
2.75%, 04/30/25 (Call 01/30/25)	25	26,138

		314,604

Security	Par (000)	Value

Biotechnology —0.1%
Amgen Inc., 3.20%, 11/02/27 (Call 08/02/27)	$2	$2,105
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2	2,169
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	20	21,752
Celgene Corp., 3.88%, 08/15/25 (Call 05/15/25)	25	27,103
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	10	10,387
3.50%, 02/01/25 (Call 11/01/24)	20	21,269
3.65%, 03/01/26 (Call 12/01/25)	30	32,254

		117,039

Building Materials — 0.1%
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)	5	4,738
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(a)	25	24,521
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	25,800
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	10	10,861
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	25,875
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(a)	25	26,362

		118,157

Chemicals — 0.6%
CF Industries Inc., 4.50%, 12/01/26(a)	25	27,245
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/20)	25	24,743
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(d)	200	227,872
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	25	26,205
4.80%, 11/30/28 (Call 08/30/28)(a)	50	57,237
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	25	27,780
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	25	27,050
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)	10	10,407
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)	10	9,441
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	27,105
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	35	36,928
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	25	23,732
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(a)	6	6,599

		532,344

Commercial Services — 0.4%
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(a)	5	3,459
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 03/15/20)(a)	10	10,167
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	10,880
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	5	5,089
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	45	49,354
ERAC USA Finance LLC, 3.85%, 11/15/24 (Call 08/15/24)(a)	25	26,772
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(a)	5	5,240
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	10	10,335
IHS Markit Ltd., 4.75%, 02/15/25 (Call 11/15/24)(a)	30	32,722
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	5	5,444
8.25%, 11/15/26 (Call 11/15/21)(a)	10	11,276
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	35	38,498
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(a)(b)	25	16,775
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(a)	25	25,643
United Rentals North America Inc.
5.50%, 05/15/27 (Call 05/15/22)	25	26,822
5.88%, 09/15/26 (Call 09/15/21)	10	10,723

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	$10	$10,811
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	5	5,352

		305,362

Computers — 0.6%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	55	56,117
2.75%, 01/13/25 (Call 11/13/24)	30	31,175
2.90%, 09/12/27 (Call 06/12/27)	30	31,572
3.20%, 05/13/25	25	26,647
3.20%, 05/11/27 (Call 02/11/27)	20	21,436
3.25%, 02/23/26 (Call 11/23/25)	25	26,740
3.35%, 02/09/27 (Call 11/09/26)	10	10,803
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	10	9,127
Dell International LLC/EMC Corp., 6.02%, 06/15/26 (Call 03/15/26)(a)	60	67,742
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	6	6,383
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	40	44,295
International Business Machines Corp.
3.30%, 05/15/26	100	106,126
7.00%, 10/30/25	25	31,673
Seagate HDD Cayman, 4.75%, 01/01/25	25	26,069
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(a)	5	5,134
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	25,568

		526,607

Cosmetics & Personal Care — 0.0%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	5	4,678
Procter & Gamble Co. (The)
2.45%, 11/03/26	10	10,350
2.70%, 02/02/26	2	2,092
2.85%, 08/11/27	10	10,655

		27,775

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(a)	5	5,321
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)	5	5,093
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)	10	10,473

		20,887

Diversified Financial Services — 1.1%
Air Lease Corp.
3.25%, 03/01/25 (Call 01/01/25)	10	10,206
3.63%, 12/01/27 (Call 09/01/27)	25	26,013
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	8	8,236
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	10	10,621
9.75%, 07/15/27 (Call 07/15/22)(a)	5	5,227
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	25	28,679
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	8	8,386
3.63%, 12/05/24 (Call 11/04/24)	25	26,645
4.20%, 11/06/25 (Call 10/06/25)	25	27,707
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	21,545
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	8	8,258
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Call 03/01/26)(a)	25	26,085

Security	Par (000)	Value

Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(a)	$15	$15,587
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	80	82,938
3.75%, 03/09/27 (Call 02/09/27)	5	5,295
3.80%, 01/31/28 (Call 12/31/27)	50	53,342
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	25	26,533
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	10	10,517
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	10	8,706
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	26,353
3.95%, 11/06/24 (Call 08/06/24)	25	26,669
4.10%, 02/09/27 (Call 11/09/26)	25	26,939
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	26,363
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(e)	10	9,951
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	30	32,539
Jefferies Group LLC, 6.45%, 06/08/27	10	11,744
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	25	25,447
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	8	8,320
Legg Mason Inc., 4.75%, 03/15/26	15	16,546
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	25	26,415
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	4	4,274
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	5	5,429
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(a)	10	10,586
Navient Corp.
5.88%, 10/25/24	25	26,324
6.75%, 06/25/25	10	10,758
NFP Corp., 6.88%, 07/15/25 (Call 07/15/20)(a)	10	9,924
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)	6	6,808
ORIX Corp., 3.70%, 07/18/27	25	27,052
Quicken Loans Inc., 5.75%, 05/01/25 (Call 05/01/20)(a)	25	26,060
Springleaf Finance Corp., 6.88%, 03/15/25	25	28,332
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	25,669
5.15%, 03/19/29 (Call 12/19/28)	10	11,253
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	26,508
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	55	58,831

		925,620

Electric — 1.3%
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/24(d)	200	211,476
AES Corp./VA, 5.50%, 04/15/25 (Call 04/15/20)	10	10,432
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(a)	10	10,942
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	10	10,608
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	26,478
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	25,892
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)	5	5,076
5.75%, 01/15/25 (Call 10/15/19)	10	10,150
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)	5	5,067
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	8	8,485

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	$10	$10,466
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	15	16,762
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	25	25,597
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	35	35,435
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	25	26,512
3.70%, 09/01/28 (Call 06/01/28)	30	33,371
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	10	10,441
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)	30	31,815
Enel Chile SA, 4.88%, 06/12/28	50	55,590
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	8	8,587
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,651
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	25	26,933
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	10	10,750
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)	15	16,344
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	9	9,600
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	25	26,069
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	8,549
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	15	15,999
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)	6	6,675
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/25 (Call 10/27/24)	25	25,877
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	10	10,672
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	25	25,640
NRG Energy Inc., 7.25%, 05/15/26 (Call 05/15/21)	25	27,427
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	15	15,917
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	25	26,289
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	10,252
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	27,824
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	30	33,377
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	10	10,306
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	25	25,247
Southern California Edison Co., Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,279
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10	10,352
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	20	21,762
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	15,245
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(a)	10	9,010
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)	70	73,341
Series A, 3.80%, 04/01/28 (Call 01/01/28)	25	27,626
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	10	10,365
5.50%, 09/01/26 (Call 09/01/21)(a)	5	5,264
5.63%, 02/15/27 (Call 02/15/22)(a)	10	10,597

		1,139,421

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)	25	26,306

Security	Par (000)	Value

Electrical Components & Equipment (continued)
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	$10	$10,203

		36,509

Electronics — 0.1%
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	25	25,368
3.88%, 01/12/28 (Call 10/12/27)	6	6,187
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	10,235
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	25	25,664
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	6	6,097
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	10	10,849
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	26,550
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	10	10,870

		121,820

Energy – Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	10	10,408

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	25	26,133
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	10	8,814
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	10	10,119
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(a)	10	9,308

		54,374

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)	25	22,944
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(a)	10	10,628
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	10	10,592
Scientific Games International Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	25	25,816
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	10	10,606

		80,586

Environmental Control — 0.1%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	22,408
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	4	4,288
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	15	15,784
3.15%, 11/15/27 (Call 08/15/27)	25	26,613
3.20%, 06/15/26 (Call 04/15/26)	10	10,622

		79,715

Food — 0.6%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/30/19)	10	10,276
6.63%, 06/15/24 (Call 09/30/19)	25	26,200
7.50%, 03/15/26 (Call 03/15/22)(a)	5	5,567
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	2	2,119
4.15%, 03/15/28 (Call 12/15/27)	25	26,948
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	25	27,585
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	25	27,102
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/20)(a)	25	26,103
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(a)	10	11,069
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	52,900

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$35	$34,430
4.88%, 02/15/25 (Call 02/15/20)(a)	30	30,910
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	10	10,653
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	25	26,133
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	20	22,462
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	5	5,208
5.88%, 09/30/27 (Call 09/30/22)(a)	5	5,387
Post Holdings Inc.
5.63%, 01/15/28 (Call 12/01/22)(a)	5	5,290
5.75%, 03/01/27 (Call 03/01/22)(a)	25	26,635
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)	25	23,681
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(a)	25	27,948
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	10	10,536
3.30%, 07/15/26 (Call 04/15/26)	10	10,495
3.55%, 03/15/25 (Call 01/15/25)	15	15,966
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	15	16,107
4.00%, 03/01/26 (Call 01/01/26)	25	27,250

		514,960

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(a)	25	25,936

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	10,797
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	25	26,745

		37,542

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	26,498
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)	25	26,099
3.15%, 08/01/27 (Call 05/01/27)(a)	10	10,505
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	10,955
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	26,485

		100,542

Hand & Machine Tools — 0.0%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	5	5,422

Health Care – Products — 0.4%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	25	27,528
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(a)	25	28,171
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	25	26,805
3.73%, 12/15/24 (Call 09/15/24)	2	2,129
Boston Scientific Corp.
3.75%, 03/01/26 (Call 01/01/26)	2	2,146
4.00%, 03/01/28 (Call 12/01/27)	50	55,135
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	10	11,376
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	25	25,600
4.63%, 02/01/28 (Call 02/01/23)(a)	5	5,153
Medtronic Inc., 3.50%, 03/15/25	44	47,501
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	2	2,130
3.50%, 03/15/26 (Call 12/15/25)	30	32,169

Security	Par (000)	Value

Health Care – Products (continued)
3.65%, 03/07/28 (Call 12/07/27)	$2	$2,192
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	35	36,191
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	35	36,805

		341,031

Health Care – Services — 0.8%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	25	26,526
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/20)(a)	25	25,528
Centene Corp., 4.75%, 01/15/25 (Call 01/15/20)	25	25,927
Charles River Laboratories International Inc., 5.50%, 04/01/26 (Call 04/01/21)(a)	25	26,751
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(a)	25	25,248
Cigna Holding Co., 3.25%, 04/15/25 (Call 01/15/25)	20	20,693
DaVita Inc., 5.13%, 07/15/24 (Call 09/16/19)	25	25,425
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	50	53,241
5.25%, 06/15/26 (Call 12/15/25)	30	33,812
5.38%, 02/01/25	50	55,538
5.63%, 09/01/28 (Call 03/01/28)	25	28,479
5.88%, 02/01/29 (Call 08/01/28)	5	5,743
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	25	26,426
3.95%, 03/15/27 (Call 12/15/26)	8	8,566
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	30	31,532
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	10	9,851
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	25	26,727
Tenet Healthcare Corp.
4.88%, 01/01/26 (Call 03/01/22)(a)	25	25,694
5.13%, 05/01/25 (Call 05/01/20)	25	25,039
5.13%, 11/01/27 (Call 11/01/22)(a)	20	20,666
6.25%, 02/01/27 (Call 02/01/22)(a)	10	10,401
UnitedHealth Group Inc.
2.95%, 10/15/27	20	20,886
3.10%, 03/15/26	8	8,419
3.75%, 07/15/25	30	32,655
3.88%, 12/15/28	25	28,077
WellCare Health Plans Inc., 5.25%, 04/01/25 (Call 04/01/20)	10	10,482
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)	10	8,915

		647,247

Holding Companies – Diversified — 0.3%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	10	10,382
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(d)	200	221,420
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	25	26,593

		258,395

Home Builders — 0.1%
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/20)	10	10,069
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	5	5,643
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	25	27,187
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	27,337

		70,236

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	10	10,195

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	$15	$15,601
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	20	22,455

		38,056

Housewares — 0.0%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	30	31,109

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(a)	10	9,204
Aflac Inc., 3.63%, 11/15/24	25	26,683
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	10	10,601
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	40	42,878
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	27,144
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	25	27,579
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(a)	10	9,958
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	25,679
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28).	50	53,549
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	27,020
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	30	31,790
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	25	24,691
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	15	16,016
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	26,203
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	27,255
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)	25	28,043
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	5	5,073
Jackson National Life Global Funding, 3.88%, 06/11/25(a)	30	32,494
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)	25	28,388
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	31,873
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	8	8,622
Manulife Financial Corp., 4.15%, 03/04/26	25	27,736
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	25,902
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	20	21,677
4.38%, 03/15/29 (Call 12/15/28)	6	6,902
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,273
MetLife Inc., 3.60%, 11/13/25 (Call 08/13/25)	30	32,558
New York Life Global Funding, 3.00%, 01/10/28(a)	25	26,443
Principal Life Global Funding II, 3.00%, 04/18/26(a)	15	15,587
Progressive Corp. (The), 2.45%, 01/15/27	25	25,361
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	25	27,994
4.50%, 09/15/47 (Call 09/15/27)(c)	25	25,214
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	25	25,763
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(a)	5	5,002
Voya Financial Inc., 3.65%, 06/15/26	15	15,921

		808,076

Internet — 0.3%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	30	30,222
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	45	48,347
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	25	26,731
Match Group Inc., 5.63%, 02/15/29 (Call 02/15/24)(a)	5	5,416
Netflix Inc.
4.38%, 11/15/26(b)	25	25,753
5.88%, 02/15/25	5	5,519
5.88%, 11/15/28	25	28,026

Security	Par (000)	Value

Internet (continued)
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(a)	$10	$10,501
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	26,545
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	25	25,753

		232,813

Iron & Steel — 0.1%
AK Steel Corp., 7.00%, 03/15/27 (Call 03/15/22)	5	4,179
ArcelorMittal, 6.13%, 06/01/25	25	28,127
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	7	7,050
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	25,874
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)(b)	25	23,745
Vale Overseas Ltd., 6.25%, 08/10/26	30	34,545

		123,520

Lodging — 0.2%
Boyd Gaming Corp., 6.38%, 04/01/26 (Call 04/01/21)	25	26,492
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)	25	26,356
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	25,759
Marriott International Inc./MD, Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	6,504
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)	25	27,078
Wyndham Destinations Inc., 5.75%, 04/01/27 (Call 01/01/27)	25	26,640
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	25	26,359

		165,188

Machinery — 0.1%
Caterpillar Financial Services Corp., 3.25%, 12/01/24	30	31,847
John Deere Capital Corp., 3.45%, 03/13/25	30	32,150
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	5	5,268
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	4	4,441
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	10	9,089
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)	25	23,756
Wabtec Corp., 4.95%, 09/15/28 (Call 06/15/28)	15	16,737

		123,288

Manufacturing — 0.2%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	25	26,299
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	20	20,839
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5	5,196
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	25	27,152
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(a)	10	9,709
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	25	26,207
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	30	31,654

		147,056

Media — 1.0%
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/20)	25	25,824
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	30	30,051
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	15	15,742
5.13%, 05/01/27 (Call 05/01/22)(a)	50	52,928
5.50%, 05/01/26 (Call 05/01/21)(a)	25	26,375
5.75%, 02/15/26 (Call 02/15/21)(a)	25	26,467
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	25	26,571
4.91%, 07/23/25 (Call 04/23/25)	38	41,922

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	$10	$10,030
3.15%, 03/01/26 (Call 12/01/25)	25	26,336
3.30%, 02/01/27 (Call 11/01/26)	25	26,540
3.95%, 10/15/25 (Call 08/15/25)	6	6,576
4.15%, 10/15/28 (Call 07/15/28)	50	56,744
Cox Communications Inc.
3.50%, 08/15/27 (Call 05/15/27)(a)	25	26,349
3.85%, 02/01/25 (Call 11/01/24)(a)	25	26,540
CSC Holdings LLC, 5.25%, 06/01/24	50	53,500
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	40	41,993
6.63%, 08/15/27 (Call 08/15/22)(a)	10	10,458
Discovery Communications LLC
3.90%, 11/15/24 (Call 08/15/24)	5	5,276
3.95%, 06/15/25 (Call 05/15/25)	5	5,250
4.90%, 03/11/26 (Call 12/11/25)	30	33,246
DISH DBS Corp.
5.88%, 11/15/24	25	23,810
7.75%, 07/01/26	10	9,829
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(a)	25	28,948
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(a)	25	26,120
iHeartCommunications Inc., 8.38%, 05/01/27 (Call 05/01/22)	10	10,805
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	25	26,384
Nexstar Escrow Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	10	10,435
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 09/16/19)(a)	25	25,749
Sirius XM Radio Inc.
5.00%, 08/01/27 (Call 08/01/22)(a)	25	26,401
5.38%, 07/15/26 (Call 07/15/21)(a)	25	26,464
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	6	6,203
TWDC Enterprises 18 Corp., 1.85%, 07/30/26	25	24,693
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(a)	25	24,170
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(a)	25	26,395
Walt Disney Co. (The), 3.70%, 10/15/25 (Call 07/15/25)(a)	20	21,744

		892,868

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	15	15,818
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	15	15,747

		31,565

Mining — 0.4%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(d)	200	214,120
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	25	25,274
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(a)	35	36,055
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(a)	25	26,414
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	5	5,415
7.13%, 07/15/28	4	5,487
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	25	26,590

		339,355

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	4	4,550

Oil & Gas — 2.0%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	10	11,326
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/20)(b)	25	21,749
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	6	6,149

Security	Par (000)	Value

Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(a)	$5	$4,104
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	26,080
3.12%, 05/04/26 (Call 02/04/26)	10	10,484
4.23%, 11/06/28 (Call 08/06/28)	35	39,844
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	15,872
Callon Petroleum Co., 6.38%, 07/01/26 (Call 07/01/21)	25	24,202
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	37,056
Chesapeake Energy Corp.
7.50%, 10/01/26 (Call 10/01/21)	25	17,277
8.00%, 06/15/27 (Call 06/15/22)	10	7,214
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	25	26,431
3.33%, 11/17/25 (Call 08/17/25)	2	2,157
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	6	6,131
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	225,246
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)	5	3,771
Concho Resources Inc., 3.75%, 10/01/27 (Call 07/01/27)	6	6,240
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	30	34,852
ConocoPhillips Holding Co., 6.95%, 04/15/29	4	5,510
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	25	25,710
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(a)	5	3,591
Ecopetrol SA, 4.13%, 01/16/25	100	105,210
Endeavor Energy Resources LP/EER Finance Inc., 5.50%, 01/30/26 (Call 01/30/21)(a)	5	5,208
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	2	2,107
4.15%, 01/15/26 (Call 10/15/25)	10	11,147
EP Energy LLC/Everest Acquisition Finance Inc., 7.75%, 05/15/26 (Call 05/15/21)(a)	25	20,948
Equinor ASA, 3.25%, 11/10/24	35	37,096
Extraction Oil & Gas Inc., 5.63%, 02/01/26 (Call 02/01/21)(a)	10	6,667
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	25	25,933
3.04%, 03/01/26 (Call 12/01/25)	25	26,514
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	25	18,307
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 04/01/20)(a)	25	23,474
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	16,686
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(a)	5	4,124
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(a)	10	3,294
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	26,877
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	10	11,193
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	25	17,511
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	10	7,979
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	6	6,588
Noble Holding International Ltd., 7.88%, 02/01/26 (Call 02/01/21)(a)	5	4,094
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	2	1,983
3.40%, 04/15/26 (Call 01/15/26)	25	25,419
3.50%, 06/15/25 (Call 03/15/25)	2	2,055
Parkland Fuel Corp., 5.88%, 07/15/27 (Call 07/15/22)(a)	10	10,535

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 01/15/20)(a)	$25	$25,487
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	25	25,882
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/21)	5	4,802
Petrobras Global Finance BV
6.00%, 01/27/28	100	110,066
8.75%, 05/23/26	50	62,682
Petroleos Mexicanos, 6.50%, 03/13/27	200	204,938
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(b)	25	20,732
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/20)(a)	5	4,795
Shell International Finance BV
2.50%, 09/12/26	8	8,215
3.25%, 05/11/25	25	26,578
SM Energy Co., 6.75%, 09/15/26 (Call 09/15/21)	10	8,562
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	25	21,893
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	5	4,941
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	10	10,528
Total Capital SA, 3.88%, 10/11/28	4	4,517
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	25	26,016
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	25	15,891
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	30	31,012
4.00%, 04/01/29 (Call 01/01/29)	20	21,329
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)	25	18,165
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(a)	30	31,139
4.50%, 03/04/29 (Call 12/04/28)(a)	20	22,011
WPX Energy Inc., 5.75%, 06/01/26 (Call 06/01/21)	5	5,185
YPF SA, 8.50%, 07/28/25(d)	25	16,579

		1,713,890

Oil & Gas Services — 0.1%
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(a)	5	3,146
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	30	31,760
Hi-Crush Inc., 9.50%, 08/01/26 (Call 08/01/21)(a)	5	3,074
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(a)	10	10,622
4.00%, 12/21/25 (Call 09/21/25)(a)	2	2,140
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)(a)	5	5,132

		55,874

Packaging & Containers — 0.3%
Ball Corp.
4.88%, 03/15/26 (Call 12/15/25)	5	5,481
5.25%, 07/01/25	30	33,662
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	30	29,863
4.88%, 07/15/26 (Call 07/15/22)(a)	20	21,054
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	10	10,437
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(a)	10	9,050
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	25	25,800
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	30	31,631
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(a)	10	10,280
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 04/15/20)(a)	10	9,545

Security	Par (000)	Value

Packaging & Containers (continued)
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)	$10	$9,098
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	30	30,638
3.38%, 09/15/27 (Call 06/15/27)	10	10,280

		236,819

Pharmaceuticals — 1.1%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	15	15,351
3.60%, 05/14/25 (Call 02/14/25)	25	26,060
4.25%, 11/14/28 (Call 08/14/28)	25	27,234
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	30	31,548
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	10,434
AstraZeneca PLC, 3.38%, 11/16/25	10	10,613
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	25	27,727
9.25%, 04/01/26 (Call 04/01/22)(a)	10	11,344
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	25	26,254
6.13%, 04/15/25 (Call 04/15/20)(a)	25	25,836
7.00%, 01/15/28 (Call 01/15/23)(a)	10	10,492
7.25%, 05/30/29 (Call 05/30/24)(a)	10	10,592
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)(a)	55	58,170
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	50	52,060
Cigna Corp.
4.13%, 11/15/25 (Call 09/15/25)	25	27,108
4.38%, 10/15/28 (Call 07/15/28)	35	39,031
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	2	2,010
3.25%, 08/15/29 (Call 05/15/29)	25	25,372
3.88%, 07/20/25 (Call 04/20/25)	10	10,606
4.10%, 03/25/25 (Call 01/25/25)	55	58,833
4.30%, 03/25/28 (Call 12/25/27)	55	59,984
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	2	2,079
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)	20	20,667
Express Scripts Holding Co., 3.40%, 03/01/27 (Call 12/01/26).	5	5,204
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	2	2,157
3.88%, 05/15/28	30	33,581
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	25,804
2.63%, 01/15/25 (Call 11/15/24)	10	10,376
2.95%, 03/03/27 (Call 12/03/26)	5	5,319
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.50%, 04/15/25 (Call 04/15/20)(a)	5	2,301
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	2	2,200
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	30	31,207
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	2	2,151
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	30	31,178
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	2	2,119
3.10%, 05/17/27 (Call 02/17/27)	25	26,879
NVA Holdings Inc./United States, 6.88%, 04/01/26 (Call 04/01/21)(a)	5	5,345
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	20	18,674
Pfizer Inc.
2.75%, 06/03/26	30	31,314
3.00%, 12/15/26	35	37,048
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	30	31,178

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	$25	$18,449
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	25,930
3.90%, 08/20/28 (Call 05/20/28)	4	4,430
4.50%, 11/13/25 (Call 08/13/25)	2	2,229

		944,478

Pipelines — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27 (Call 09/01/27)	15	15,879
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/22)(a)	10	9,171
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(a)	20	21,355
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	25	26,853
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	21,967
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	25	27,688
Cheniere Energy Partners LP, 5.63%, 10/01/26 (Call 10/01/21)	25	26,416
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)	5	5,112
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	12	12,247
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	10	11,018
Energy Transfer Operating LP
4.05%, 03/15/25 (Call 12/15/24)	25	26,328
4.95%, 06/15/28 (Call 03/15/28)	25	27,952
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	10	9,854
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	8	8,603
4.15%, 10/16/28 (Call 07/16/28)	50	55,560
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/21)	25	23,878
6.50%, 10/01/25 (Call 10/01/20)	5	4,864
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	25	27,395
MPLX LP
4.80%, 02/15/29 (Call 11/15/28)	4	4,440
4.88%, 12/01/24 (Call 09/01/24)	15	16,463
4.88%, 06/01/25 (Call 03/01/25)	25	27,599
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(a)	25	26,617
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	25	27,332
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	25	25,723
4.65%, 10/15/25 (Call 07/15/25)	5	5,354
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	10	10,610
5.00%, 03/15/27 (Call 09/15/26)	5	5,525
5.63%, 03/01/25 (Call 12/01/24)	25	28,080
5.88%, 06/30/26 (Call 12/31/25)	20	22,952
SemGroup Corp., 7.25%, 03/15/26 (Call 03/15/21)	5	4,781
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	6	6,273
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/20)	10	8,565
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	25	28,829
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	10	9,408
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/22)(a)	25	27,099

Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	$25	$27,894
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	25	26,788
7.85%, 02/01/26 (Call 11/01/25)	10	12,803
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	25	25,300
Williams Companies Inc. (The), 4.00%, 09/15/25 (Call 06/15/25)	10	10,621

		751,196

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(a)	25	26,947

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	22,388
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	5	5,124
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	25	25,750

		53,262

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc., 3.80%, 04/15/26 (Call 02/15/26)	30	32,232
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	15	15,692
4.00%, 06/01/25 (Call 03/01/25)	25	26,854
4.40%, 02/15/26 (Call 11/15/25)	15	16,485
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	25	26,706
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	25	28,822
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	30	32,040
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	10	10,527
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	5	5,440
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	35	37,495
4.45%, 02/15/26 (Call 11/15/25)	6	6,635
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	5	5,320
4.75%, 10/01/25 (Call 07/01/25)	25	27,706
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	5	5,428
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	25	26,667
ERP Operating LP
3.25%, 08/01/27 (Call 05/01/27)	10	10,672
3.50%, 03/01/28 (Call 12/01/27)	50	54,133
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	25	25,830
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	25	26,383
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	10	8,652
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	30	33,024
5.38%, 04/15/26 (Call 01/15/26)	30	32,947
HCP Inc., 4.00%, 06/01/25 (Call 03/01/25)	30	32,115
Hospitality Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	30	30,559
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	25	26,538

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	$10	$11,235
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(a)	25	25,684
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	25	26,207
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	15	15,545
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	25	27,307
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	11,041
4.00%, 11/15/25 (Call 08/15/25)	2	2,160
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	10	10,391
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	26,529
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	10	10,565
5.25%, 01/15/26 (Call 10/15/25)	25	27,693
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	5	5,486
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	20	21,181
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	10	10,389
3.88%, 04/15/25 (Call 02/15/25)	10	10,834
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	5	5,310
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/30/19)	25	25,968
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	25,047
Simon Property Group LP
3.30%, 01/15/26 (Call 10/15/25)	25	26,411
3.38%, 10/01/24 (Call 07/01/24)	10	10,627
3.38%, 12/01/27 (Call 09/01/27)	8	8,568
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	25	25,559
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	25	26,312
4.40%, 01/15/29 (Call 10/15/28)	6	6,739
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	10	10,711
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(a)	25	26,329
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	25	26,828

		1,051,558

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	25	25,818
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	15	15,302
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	26,962
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	10	9,862
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	5	5,326
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	37,285
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(a)	25	25,650
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	25	26,187
3.35%, 09/15/25 (Call 06/15/25)	40	42,914
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(a)	10	10,099
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(a)	25	26,559
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	25	26,333
L Brands Inc., 6.69%, 01/15/27	5	4,944

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	$8	$8,352
3.38%, 09/15/25 (Call 06/15/25)	25	26,386
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	15	15,965
3.70%, 01/30/26 (Call 10/30/25)	30	32,517
3.80%, 04/01/28 (Call 01/01/28)	15	16,586
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/22)	25	26,416
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	4	4,476
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(a)	21	20,581
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	25	25,054
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	25	25,240
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	6	6,499
3.80%, 08/15/25 (Call 06/15/25)	30	32,501
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 09/30/19)	25	25,484
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	10	10,375
3.80%, 11/18/24 (Call 08/18/24)	30	31,809
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	25	25,912
3.70%, 06/26/28 (Call 03/26/28)	40	44,915

		662,309

Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	5	5,446
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	10	10,797
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	6	6,570
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	15	14,820
3.50%, 01/15/28 (Call 10/15/27)	15	14,580
3.88%, 01/15/27 (Call 10/15/26)	50	50,018
Broadcom Inc., 4.25%, 04/15/26 (Call 02/15/26)(a)	35	35,996
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(a)	5	5,165
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	30	31,022
3.70%, 07/29/25 (Call 04/29/25)	30	32,724
Micron Technology Inc., 5.50%, 02/01/25 (Call 09/30/19)	25	25,604
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)	25	28,240
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	12	12,731
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	5	5,289

		279,002

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	25	26,333

Software — 0.5%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	5	5,263
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(a)	5	5,187
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	20,870
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	6	6,269
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	5	5,168
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	25	25,146
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	5	5,421
10.25%, 02/15/27 (Call 02/15/22)(a)	5	5,467

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	$12	$12,423
3.75%, 05/21/29 (Call 02/21/29)	25	27,384
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	10	10,756
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	25	25,823
2.70%, 02/12/25 (Call 11/12/24)	10	10,439
3.13%, 11/03/25 (Call 08/03/25)	55	58,962
3.30%, 02/06/27 (Call 11/06/26)	10	10,924
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	25	26,458
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	5	5,342
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	55	56,368
3.25%, 11/15/27 (Call 08/15/27)	25	26,820
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	25	22,938
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	22,313
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	20	20,996
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	15	15,322

		432,059

Telecommunications — 1.2%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	25	26,227
3.60%, 07/15/25 (Call 04/15/25)	25	26,389
3.80%, 02/15/27 (Call 11/15/26)	10	10,685
3.95%, 01/15/25 (Call 10/15/24)	10	10,737
4.10%, 02/15/28 (Call 11/15/27)	50	54,637
4.13%, 02/17/26 (Call 11/17/25)	30	32,641
4.35%, 03/01/29 (Call 12/01/28)	20	22,335
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(d)	200	216,078
CenturyLink Inc., Series G, 6.88%, 01/15/28	10	10,010
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	30	31,145
3.50%, 06/15/25	25	27,178
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/22)(a)	10	10,166
8.25%, 03/01/27 (Call 03/01/22)(a)	5	4,899
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(a)	25	22,400
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(a)	10	10,432
8.50%, 04/01/26 (Call 04/01/21)(a)	25	24,280
11.00%, 09/15/25 (Call 06/15/25)	25	12,658
Hughes Satellite Systems Corp., 5.25%, 08/01/26	25	26,447
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (Call 10/15/20)(a)	20	19,820
9.75%, 07/15/25 (Call 07/15/21)(a)	25	25,657
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)	10	10,714
Sprint Capital Corp., 6.88%, 11/15/28	25	27,842
Sprint Corp.
7.13%, 06/15/24	25	27,620
7.63%, 02/15/25 (Call 11/15/24)	10	11,223
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	15	15,286
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	25	26,317
6.50%, 01/15/26 (Call 01/15/21)	25	26,892
Verizon Communications Inc.
2.63%, 08/15/26	10	10,239
3.50%, 11/01/24 (Call 08/01/24)	48	51,125
4.13%, 03/16/27	65	72,495

Security	Par (000)	Value

Telecommunications (continued)
4.33%, 09/21/28	$4	$4,590
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)	25	25,242
Vodafone Group PLC
4.38%, 05/30/28	50	56,069
7.00%, 04/04/79 (Call 01/04/29)(c)	25	28,558
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	25	19,429

		1,038,462

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	2	2,035
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)	25	25,743

		27,778

Transportation — 0.5%
Burlington Northern Santa Fe LLC, 3.65%, 09/01/25 (Call 06/01/25)	30	32,572
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	30	31,237
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	15	15,546
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	30	33,018
FedEx Corp.
3.20%, 02/01/25	25	26,131
3.40%, 02/15/28 (Call 11/15/27)	6	6,269
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(d)	200	223,496
Norfolk Southern Corp.
3.65%, 08/01/25 (Call 06/01/25)	15	16,190
3.80%, 08/01/28 (Call 05/01/28)	15	16,762
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	25	25,781
3.25%, 01/15/25 (Call 10/15/24)	10	10,524

		437,526

Trucking & Leasing — 0.1%
Aviation Capital Group LLC, 4.88%, 10/01/25 (Call 07/01/25)(a)	25	27,643
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	25,699
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (Call 08/15/26)(a)	25	25,758

		79,100

Total Corporate Bonds & Notes — 25.6% (Cost: $21,110,675)		22,136,923

Foreign Government Obligations(f)

Argentina — 0.1%
Argentine Republic Government International Bond, 7.50%, 04/22/26	150	57,828

Brazil — 0.3%
Brazilian Government International Bond
4.63%, 01/13/28 (Call 10/13/27)	200	215,684
10.13%, 05/15/27	25	35,981

		251,665

Canada — 0.2%
Province of Alberta Canada, 3.30%, 03/15/28	25	27,922
Province of British Columbia Canada, 2.25%, 06/02/26	5	5,177
Province of Ontario Canada, 2.50%, 04/27/26	55	57,594
Province of Quebec Canada
2.50%, 04/20/26	10	10,489
2.75%, 04/12/27	50	53,537

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Series QO, 2.88%, 10/16/24	$25	$26,559

		181,278

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 01/25/27(d)	100	109,902

Ecuador — 0.2%
Ecuador Government International Bond, 9.65%, 12/13/26(d)	200	208,182

El Salvador — 0.0%
El Salvador Government International Bond, 5.88%, 01/30/25(d)	25	25,479

Indonesia — 0.3%
Indonesia Government International Bond, 3.85%, 07/18/27(d)	200	214,576

Lebanon — 0.1%
Lebanon Government International Bond
6.25%, 06/12/25(d)	50	34,697
6.60%, 11/27/26(d)	25	16,885

		51,582

Panama — 0.0%
Panama Government International Bond, 8.88%, 09/30/27	25	36,277

Peru — 0.2%
Peruvian Government International Bond, 7.35%, 07/21/25	100	129,373

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	25	26,856

Qatar — 0.3%
Qatar Government International Bond, 4.50%, 04/23/28(d)	200	234,640

Russia — 0.3%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(d)	200	213,176

Saudi Arabia — 0.3%
Saudi Government International Bond, 4.00%, 04/17/25(d)	200	218,210

South Africa — 0.1%
Republic of South Africa Government International Bond, 4.67%, 01/17/24	100	105,347

South Korea — 0.2%
Korea International Bond, 2.50%, 06/19/29	200	207,556

Sri Lanka — 0.2%
Sri Lanka Government International Bond, 6.13%, 06/03/25(d)	200	193,644

Supranational — 0.5%
Asian Development Bank
2.00%, 01/22/25	25	25,631
2.00%, 04/24/26	10	10,290
2.50%, 11/02/27	35	37,459
2.63%, 01/12/27	30	32,239
2.75%, 01/19/28(b)	20	21,894
European Investment Bank
0.00%, 11/06/26(g)	30	26,591
1.88%, 02/10/25	5	5,104
2.13%, 04/13/26	25	25,968
2.50%, 10/15/24	25	26,260
Inter-American Development Bank
2.13%, 01/15/25	65	67,115

Security	Par (000)	Value

Supranational (continued)
2.38%, 07/07/27	$5	$5,294
3.13%, 09/18/28	50	56,556
International Bank for Reconstruction & Development
2.13%, 03/03/25	25	25,854
2.50%, 07/29/25	50	52,820

		419,075

Turkey — 0.2%
Turkey Government International Bond, 4.25%, 04/14/26	200	175,258

Ukraine — 0.2%
Ukraine Government International Bond, 7.75%, 09/01/25(d)	150	159,688

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	25	27,795

Venezuela — 0.0%
Venezuela Government International Bond
7.65%, 04/21/25(d)(h)	15	2,207
8.25%, 10/13/24(d)(h)	25	3,696
9.25%, 05/07/28(d)(h)	40	5,977

		11,880

Total Foreign Government Obligations — 3.8% (Cost: $3,210,367)		3,259,267

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 48.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	22	21,945
3.00%, 07/01/46	24	24,936
3.00%, 08/01/46	183	188,360
3.00%, 09/01/46	91	93,841
3.00%, 10/01/46	46	47,446
3.00%, 12/01/46	123	126,883
3.00%, 01/01/47	93	95,292
3.00%, 02/01/47	280	288,312
3.00%, 06/01/47	145	148,560
3.00%, 08/01/47	33	33,591
3.00%, 09/01/47	71	73,616
3.00%, 10/01/47	55	56,355
3.00%, 05/01/49	113	115,423
3.00%, 06/01/49	31	31,234
3.50%, 06/01/34	48	50,135
3.50%, 10/01/42	113	117,910
3.50%, 10/01/44	73	76,245
3.50%, 03/01/46	239	252,054
3.50%, 12/01/46	47	49,378
3.50%, 01/01/47	49	50,801
3.50%, 04/01/47	183	189,746
3.50%, 07/01/47	74	76,117
3.50%, 08/01/47	21	21,345
3.50%, 09/01/47	227	236,482
3.50%, 12/01/47	22	22,896
3.50%, 02/01/48	267	276,352
3.50%, 03/01/48	118	122,562
3.50%, 05/01/48	91	93,947
3.50%, 06/01/48	118	121,905
3.50%, 04/01/49	196	204,220
3.50%, 05/01/49	26	27,073
3.50%, 06/01/49	270	282,810

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/49	$609	$627,638
4.00%, 09/01/45	46	48,366
4.00%, 02/01/46	313	329,995
4.00%, 10/01/46	23	24,150
4.00%, 10/01/47	12	12,679
4.00%, 01/01/48	126	131,559
4.00%, 02/01/48	44	45,851
4.00%, 06/01/48	67	71,194
4.00%, 12/01/48	199	207,842
4.00%, 01/01/49	30	31,506
4.00%, 03/01/49	95	99,105
4.00%, 06/01/49	126	130,936
4.50%, 10/01/48	74	79,874
4.50%, 11/01/48	92	98,731
4.50%, 01/01/49	95	101,079
5.00%, 12/01/41	551	606,377
Federal National Mortgage Association
2.50%, 09/01/34(i)	25	25,332
2.50%, 04/01/47	75	76,036
2.50%, 09/01/49(i)	38	38,229
3.00%, 01/01/31	76	78,256
3.00%, 02/01/31	21	21,716
3.00%, 02/01/32	22	22,366
3.00%, 06/01/32	20	20,791
3.00%, 11/01/32	21	21,405
3.00%, 12/01/32	21	21,584
3.00%, 01/01/33	22	22,310
3.00%, 02/01/33	20	21,101
3.00%, 09/01/34(i)	397	407,072
3.00%, 11/01/42	13	13,212
3.00%, 09/01/43	15	15,773
3.00%, 01/01/44	22	22,896
3.00%, 10/01/44	267	274,465
3.00%, 03/01/45	135	139,749
3.00%, 05/01/45	63	65,055
3.00%, 08/01/46	67	68,373
3.00%, 11/01/46	171	176,420
3.00%, 12/01/46	110	113,170
3.00%, 01/01/47	159	162,682
3.00%, 02/01/47	603	619,634
3.00%, 03/01/47	330	339,407
3.00%, 07/01/47	160	164,614
3.00%, 08/01/47	23	23,469
3.00%, 09/01/49(i)	2,187	2,230,227
3.00%, 09/01/49	250	257,651
3.50%, 03/01/33	22	23,061
3.50%, 04/01/33	41	43,337
3.50%, 05/01/33	23	23,811
3.50%, 08/01/34	51	52,487
3.50%, 09/01/34(i)	194	201,048
3.50%, 02/01/45	27	28,695
3.50%, 01/01/46	36	37,726
3.50%, 03/01/46	145	151,738
3.50%, 07/01/46	18	18,793
3.50%, 08/01/46	866	903,699
3.50%, 10/01/46	224	232,569
3.50%, 12/01/46	147	153,499
3.50%, 01/01/47	102	106,231
3.50%, 02/01/47	82	85,071
3.50%, 05/01/47	40	42,169

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/47	$23	$24,061
3.50%, 01/01/48	163	169,484
3.50%, 02/01/48	489	508,825
3.50%, 03/01/48	25	25,427
3.50%, 04/01/48	45	47,524
3.50%, 05/01/48	25	26,594
3.50%, 06/01/48	190	195,809
3.50%, 12/01/48	120	123,056
3.50%, 04/01/49	27	27,985
3.50%, 06/01/49	29	30,373
3.50%, 09/01/49(i)	2,336	2,400,970
3.50%, 11/01/51	636	671,460
4.00%, 05/01/33	30	31,473
4.00%, 06/01/33	31	32,635
4.00%, 07/01/33	23	24,251
4.00%, 09/01/34(i)	125	130,149
4.00%, 06/01/38	30	31,796
4.00%, 01/01/45	133	140,604
4.00%, 03/01/45	23	23,872
4.00%, 06/01/45	46	49,276
4.00%, 06/01/46	177	192,298
4.00%, 07/01/46	1,061	1,112,351
4.00%, 02/01/47	95	100,633
4.00%, 08/01/47	24	25,617
4.00%, 09/01/47	190	200,352
4.00%, 10/01/47	117	126,494
4.00%, 01/01/48	202	212,094
4.00%, 06/01/48	45	46,889
4.00%, 09/01/48	28	29,076
4.00%, 10/01/48	165	172,005
4.00%, 11/01/48	204	212,370
4.00%, 12/01/48	106	110,625
4.00%, 01/01/49	47	49,447
4.00%, 02/01/49	55	57,019
4.00%, 03/01/49	60	63,253
4.00%, 04/01/49	135	144,401
4.00%, 05/01/49	79	84,680
4.00%, 06/01/49	524	549,150
4.00%, 07/01/49	147	155,046
4.00%, 08/01/49	339	353,807
4.00%, 09/01/49(i)	1,695	1,759,754
4.00%, 02/01/57	46	49,338
4.50%, 09/01/34(i)	25	25,694
4.50%, 01/01/44	377	400,084
4.50%, 02/01/46	47	50,974
4.50%, 04/01/47	25	26,860
4.50%, 10/01/47	51	55,166
4.50%, 03/01/48	35	37,306
4.50%, 06/01/48	32	34,963
4.50%, 07/01/48	17	18,371
4.50%, 08/01/48	90	96,590
4.50%, 10/01/48	24	25,498
4.50%, 12/01/48	108	115,589
4.50%, 05/01/49	172	182,660
4.50%, 07/01/49	88	93,207
4.50%, 08/01/49	81	85,634
4.50%, 09/01/49(i)	1,234	1,299,171
5.00%, 03/01/48	18	19,576
5.00%, 04/01/48	76	80,628
5.00%, 05/01/48	37	40,620

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/48	$61	$66,356
5.00%, 01/01/49	60	64,877
5.00%, 04/01/49	74	80,011
5.00%, 09/01/49(i)	168	179,392
5.50%, 01/01/47	31	35,391
6.00%, 02/01/49	68	79,434
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25	88	93,549
Series K056, Class A2, 2.53%, 05/25/26	35	36,341
Series K066, Class A2, 3.12%, 06/25/27	100	107,929
Series K078, Class A2, 3.85%, 06/25/28	175	199,596
Series K090, Class A2, 3.42%, 02/25/29	100	111,410
Freddie Mac Multifamily Structured Pass Through Certificates, 2.99%, 05/25/31	70	75,641
Government National Mortgage Association
2.50%, 01/20/47	60	61,149
2.50%, 09/01/49(i)	32	32,506
3.00%, 05/20/45	281	290,575
3.00%, 10/20/45	24	25,251
3.00%, 02/20/46	85	87,615
3.00%, 05/20/46	65	67,312
3.00%, 06/20/46	82	85,126
3.00%, 07/20/46	69	71,256
3.00%, 08/20/46	372	383,815
3.00%, 09/20/46	219	226,111
3.00%, 12/20/46	112	115,327
3.00%, 02/20/47	64	66,586
3.00%, 11/20/47	498	513,745
3.00%, 12/20/47	403	416,254
3.00%, 09/01/49(i)	525	541,293
3.50%, 09/20/42	572	603,989
3.50%, 10/20/42	24	24,918
3.50%, 12/20/42	449	474,831
3.50%, 04/20/43	169	178,556
3.50%, 11/20/45	148	155,369
3.50%, 12/20/45	14	14,881
3.50%, 03/20/46	176	184,301
3.50%, 04/20/46	82	85,383
3.50%, 06/20/46	301	314,984
3.50%, 12/20/46	69	71,975
3.50%, 01/20/47	20	21,305
3.50%, 02/20/47	54	56,747
3.50%, 03/20/47	26	27,150
3.50%, 09/20/47	91	94,852
3.50%, 11/20/47	57	59,350
3.50%, 12/15/47	89	94,584
3.50%, 04/20/48	129	136,221
3.50%, 08/20/48	196	203,680
3.50%, 01/20/49	80	83,628
3.50%, 09/01/49(i)	1,855	1,927,461
4.00%, 04/20/47	392	412,523
4.00%, 07/20/47	85	89,890
4.00%, 11/20/47	145	152,159
4.00%, 03/20/48	232	244,208
4.00%, 04/20/48	125	129,951
4.00%, 05/20/48	173	179,987
4.00%, 08/20/48	304	316,914
4.00%, 09/20/48	261	271,884
4.00%, 11/20/48	47	48,865
4.00%, 07/20/49	127	132,436

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/49(i)	$942	$981,869
4.50%, 10/20/46	135	145,532
4.50%, 06/20/47	21	22,635
4.50%, 04/20/48	78	82,364
4.50%, 06/20/48	41	43,379
4.50%, 08/20/48	310	323,874
4.50%, 12/20/48	61	63,765
4.50%, 01/20/49	30	31,427
4.50%, 02/20/49	53	55,579
4.50%, 03/20/49	73	76,435
4.50%, 07/20/49	138	145,204
4.50%, 09/01/49(i)	615	643,444
5.00%, 04/20/48	70	74,006
5.00%, 05/20/48	151	159,078
5.00%, 11/20/48	41	43,015
5.00%, 05/20/49	27	28,088
5.00%, 09/01/49(i)	623	654,442

		41,523,463

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
2.75%, 12/13/24	50	53,098
3.00%, 03/10/28	10	10,971
3.13%, 06/13/25	135	146,426
Federal National Mortgage Association, 1.88%, 09/24/26	25	25,617
Tennessee Valley Authority
2.88%, 09/15/24	25	26,586
2.88%, 02/01/27	25	26,849

		289,547

U.S. Government Obligations — 19.6%
U.S. Treasury Note/Bond
1.50%, 08/15/26	625	626,856
1.63%, 05/15/26	500	505,391
2.00%, 02/15/25	425	437,783
2.00%, 08/15/25	900	928,406
2.00%, 11/15/26	750	777,891
2.13%, 05/15/25	150	155,649
2.25%, 10/31/24	1,190	1,239,088
2.25%, 11/15/24	150	156,199
2.25%, 12/31/24	600	625,453
2.25%, 11/15/25	180	188,508
2.25%, 03/31/26	230	241,428
2.25%, 02/15/27	475	501,496
2.25%, 08/15/27	900	952,313
2.25%, 11/15/27	970	1,027,442
2.38%, 05/15/27	575	613,004
2.38%, 05/15/29	500	538,828
2.63%, 01/31/26	1,000	1,071,328
2.63%, 02/15/29	760	834,456
2.75%, 08/31/25	450	483,609
2.75%, 02/15/28	250	275,000
2.88%, 04/30/25	1,050	1,131,703
2.88%, 05/15/28	950	1,056,727
2.88%, 08/15/28	300	334,359
3.13%, 11/15/28	540	614,756
5.25%, 02/15/29	750	997,500
6.00%, 02/15/26	100	127,898
6.50%, 11/15/26	60	80,597

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.63%, 02/15/27	$350	$476,875

		17,000,543

Total U.S. Government & Agency Obligations — 67.9% (Cost: $57,087,698)		58,813,553

Short-Term Investments

Money Market Funds — 17.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(j)(k)(l)	15,082	15,089,929
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(j)(k)	273	273,269

		15,363,198

Total Short-Term Investments — 17.7% (Cost: $15,360,545)		15,363,198

Total Investments in Securities — 116.7% (Cost: $98,159,415)		101,036,807

Other Assets, Less Liabilities — (16.7)%		(14,461,007)

Net Assets — 100.0%		$86,575,800

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	8,922	6,160	15,082	$15,089,929	$137,250	(b)	$402		$993
BlackRock Cash Funds: Treasury, SL Agency Shares	431	(158)	273	273,269	2,481		—		—

				$15,363,198	$139,731		$402		$993

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 5-10 Year USD Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$1,463,866	$—	$1,463,866
Corporate Bonds & Notes	—	22,136,923	—	22,136,923
Foreign Government Obligations	—	3,259,267	—	3,259,267
U.S. Government & Agency Obligations	—	58,813,553	—	58,813,553
Money Market Funds	15,363,198	—	—	15,363,198

	$15,363,198	$85,673,609	$—	$101,036,807

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$59,251

Aerospace & Defense — 1.0%
Arconic Inc., 5.95%, 02/01/37	40	43,948
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	25	29,992
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	100	106,308
3.38%, 06/15/46 (Call 12/15/45)	87	89,447
3.55%, 03/01/38 (Call 09/01/37)	225	241,398
3.65%, 03/01/47 (Call 09/01/46)	10	10,758
3.75%, 02/01/50 (Call 08/01/49)	100	111,137
5.88%, 02/15/40	10	13,869
6.13%, 02/15/33	50	67,832
6.88%, 03/15/39	60	90,289
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)	26	29,680
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	15	17,927
5.05%, 04/27/45 (Call 10/27/44)	50	64,009
6.15%, 12/15/40	10	13,943
Lockheed Martin Corp. 3.60%, 03/01/35 (Call 09/01/34)	50	54,649
3.80%, 03/01/45 (Call 09/01/44)	35	39,940
4.07%, 12/15/42	100	117,701
4.09%, 09/15/52 (Call 03/15/52)	40	48,140
4.50%, 05/15/36 (Call 11/15/35)	80	96,446
4.70%, 05/15/46 (Call 11/15/45)	167	216,562
5.72%, 06/01/40	25	34,580
Series B, 6.15%, 09/01/36	50	70,510
Northrop Grumman Corp. 3.85%, 04/15/45 (Call 10/15/44)	100	111,091
4.03%, 10/15/47 (Call 04/15/47)	143	165,548
4.75%, 06/01/43	28	34,579
5.05%, 11/15/40	35	44,127
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	36,915
Raytheon Co. 4.20%, 12/15/44 (Call 06/15/44)	10	12,057
4.70%, 12/15/41	10	12,645
4.88%, 10/15/40	26	33,464
Rockwell Collins Inc. 4.35%, 04/15/47 (Call 10/15/46)	25	29,539
4.80%, 12/15/43 (Call 06/15/43)	65	79,615
United Technologies Corp. 3.75%, 11/01/46 (Call 05/01/46)	125	138,397
4.05%, 05/04/47 (Call 11/04/46)	25	28,835
4.15%, 05/15/45 (Call 11/16/44)	100	116,595
4.45%, 11/16/38 (Call 05/16/38)	50	60,480
4.50%, 06/01/42	254	305,737
4.63%, 11/16/48 (Call 05/16/48)	85	107,346
5.40%, 05/01/35	25	31,991
5.70%, 04/15/40	15	20,337
6.05%, 06/01/36	25	34,027
6.13%, 07/15/38	107	149,963
7.50%, 09/15/29	95	134,565

		3,296,918

Agriculture — 0.7%
Altria Group Inc. 3.88%, 09/16/46 (Call 03/16/46)	75	73,836

Security	Par (000)	Value

Agriculture (continued)
4.25%, 08/09/42	$128	$131,972
4.50%, 05/02/43	30	31,780
5.38%, 01/31/44	74	87,427
5.80%, 02/14/39 (Call 08/14/38)	35	43,156
5.95%, 02/14/49 (Call 08/14/48)	200	257,320
6.20%, 02/14/59 (Call 08/14/58)	100	129,101
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	50	56,413
4.02%, 04/16/43	110	126,924
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	200	200,992
4.54%, 08/15/47 (Call 02/15/47)	150	150,240
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	100	117,674
Philip Morris International Inc. 3.88%, 08/21/42	44	45,487
4.13%, 03/04/43	80	85,598
4.25%, 11/10/44	80	87,335
4.38%, 11/15/41	110	121,814
4.50%, 03/20/42	100	112,061
4.88%, 11/15/43	60	70,889
6.38%, 05/16/38	15	20,496
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	85	97,544
5.85%, 08/15/45 (Call 02/12/45)	125	141,021
6.15%, 09/15/43	35	40,999
7.25%, 06/15/37	51	66,675

		2,296,754

Airlines — 0.0%
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	68	70,996

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	35	38,054
3.63%, 05/01/43 (Call 11/01/42)	35	39,233
3.88%, 11/01/45 (Call 05/01/45)	80	93,169
VF Corp., 6.45%, 11/01/37	36	52,199

		222,655

Auto Manufacturers — 0.4%
Daimler Finance North America LLC, 8.50%, 01/18/31	100	149,796
Ford Motor Co.
4.75%, 01/15/43	180	162,002
5.29%, 12/08/46 (Call 06/08/46)	85	81,552
7.40%, 11/01/46	25	29,559
7.45%, 07/16/31	125	147,675
General Motors Co.
5.00%, 04/01/35	68	69,567
5.15%, 04/01/38 (Call 10/01/37)	135	140,060
5.20%, 04/01/45	85	86,165
5.40%, 04/01/48 (Call 10/01/47)	25	25,852
5.95%, 04/01/49 (Call 10/01/48)	50	55,634
6.25%, 10/02/43	88	98,817
6.60%, 04/01/36 (Call 10/01/35)	56	64,810
6.75%, 04/01/46 (Call 10/01/45)	78	92,247

		1,203,736

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	25,035
5.40%, 03/15/49 (Call 09/15/48)	35	40,309

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	$50	$52,671
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	35	36,733

		154,748

Banks — 4.0%
Bank of America Corp. 4.08%, 04/23/40 (Call 04/23/39)(b)	100	114,956
4.24%, 04/24/38 (Call 04/24/37)(b)	256	299,548
4.33%, 03/15/50 (Call 03/15/49)(b)	50	61,113
4.44%, 01/20/48 (Call 01/20/47)(b)	305	375,241
4.88%, 04/01/44	20	25,785
5.00%, 01/21/44	176	229,210
5.88%, 02/07/42	60	85,663
7.75%, 05/14/38	185	289,462
Series L, 4.75%, 04/21/45	105	128,946
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	25	28,835
Barclays PLC, 4.95%, 01/10/47	285	313,018
Citigroup Inc. 3.88%, 01/24/39 (Call 01/22/38)(b)	15	16,709
4.28%, 04/24/48 (Call 10/24/47)(b)	77	93,047
4.65%, 07/30/45	77	95,934
4.65%, 07/23/48 (Call 06/23/48)	110	138,154
4.75%, 05/18/46	120	144,133
5.30%, 05/06/44	164	209,794
5.88%, 01/30/42	25	35,139
6.13%, 08/25/36	100	131,735
6.63%, 06/15/32	138	184,092
6.68%, 09/13/43	45	66,687
8.13%, 07/15/39	175	292,602
Commonwealth Bank of Australia, 3.90%, 07/12/47(a)	265	306,804
Cooperatieve Rabobank UA 5.25%, 05/24/41	25	34,364
5.25%, 08/04/45	250	324,112
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	135,596
Fifth Third Bancorp., 8.25%, 03/01/38	112	173,815
Goldman Sachs Capital I, 6.35%, 02/15/34	180	234,560
Goldman Sachs Group Inc. (The) 4.02%, 10/31/38 (Call 10/31/37)(b)	65	71,826
4.41%, 04/23/39 (Call 04/23/38)(b)	60	69,031
4.75%, 10/21/45 (Call 04/21/45)	125	154,415
4.80%, 07/08/44 (Call 01/08/44)	165	203,296
5.15%, 05/22/45	200	243,044
6.25%, 02/01/41	195	276,524
6.45%, 05/01/36	75	99,701
6.75%, 10/01/37	323	441,612
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30)(a)(b)(c)	50	80,696
HSBC Holdings PLC 6.10%, 01/14/42	115	168,045
6.50%, 05/02/36	210	281,324
6.50%, 09/15/37	250	339,660
6.80%, 06/01/38	150	211,086
JPMorgan Chase &Co. 3.88%, 07/24/38 (Call 07/24/37)(b)	221	247,931
3.90%, 01/23/49 (Call 01/23/48)(b)	75	86,252
3.96%, 11/15/48 (Call 11/15/47)(b)	225	260,314
4.03%, 07/24/48 (Call 07/24/47)(b)	115	132,279
4.26%, 02/22/48 (Call 02/22/47)(b)	100	121,322
4.85%, 02/01/44	100	129,268
4.95%, 06/01/45	175	224,416
5.40%, 01/06/42	5	6,829

Security	Par (000)	Value

Banks (continued)
5.50%, 10/15/40	$100	$137,134
5.60%, 07/15/41	147	204,503
5.63%, 08/16/43	75	102,856
6.40%, 05/15/38	185	268,909
KfW
0.00%, 04/18/36(e)	145	104,871
0.00%, 06/29/37(e)	150	105,721
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	228,604
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	75	86,748
4.29%, 07/26/38	100	117,356
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)	100	111,784
4.30%, 01/27/45	180	212,855
4.38%, 01/22/47	125	151,346
4.46%, 04/22/39 (Call 04/22/38)(b)	37	43,811
6.38%, 07/24/42	125	185,844
7.25%, 04/01/32	119	172,228
RBS Capital Trust II, 6.43%, (Call 01/03/34)(b)(c)	25	33,169
Regions Financial Corp., 7.38%, 12/10/37	25	36,054
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(c)	50	67,165
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	251,060
Wachovia Corp., 5.50%, 08/01/35	40	50,518
Wells Fargo & Co. 3.90%, 05/01/45	65	75,929
4.40%, 06/14/46	85	98,763
4.65%, 11/04/44	135	161,494
4.75%, 12/07/46	125	152,914
4.90%, 11/17/45	185	229,391
5.38%, 02/07/35	91	118,596
5.38%, 11/02/43	150	196,902
5.61%, 01/15/44	225	301,405
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	367,085
Wells Fargo Capital X, 5.95%, 12/01/86	25	31,058
Westpac Banking Corp., 4.42%, 07/24/39	100	111,763

		12,935,761

Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	250	290,843
4.90%, 02/01/46 (Call 08/01/45)	575	685,331
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	10	10,564
4.63%, 02/01/44	100	114,298
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	70	71,323
4.38%, 04/15/38 (Call 10/15/37)	10	11,354
4.44%, 10/06/48 (Call 04/06/48)	251	285,023
4.60%, 04/15/48 (Call 10/15/47)	225	261,191
4.75%, 04/15/58 (Call 10/15/57)	50	58,432
4.90%, 01/23/31 (Call 10/23/30)	375	449,595
5.45%, 01/23/39 (Call 07/23/38)	25	31,851
5.55%, 01/23/49 (Call 07/23/48)	100	131,335
5.80%, 01/23/59 (Call 07/23/58)	115	157,150
5.88%, 06/15/35	75	93,107
8.20%, 01/15/39	405	648,263
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	82	104,066
Constellation Brands Inc. 4.10%, 02/15/48 (Call 08/15/47)	60	64,863

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.50%, 05/09/47 (Call 11/09/46)	$80	$91,106
5.25%, 11/15/48 (Call 05/15/48)	25	31,577
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	25	28,964
5.88%, 09/30/36	35	48,617
Diageo Investment Corp., 4.25%, 05/11/42	112	135,104
Heineken NV, 4.35%, 03/29/47 (Call 09/29/46)(a)	25	29,396
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	75	80,891
4.50%, 11/15/45 (Call 08/15/45)	85	92,965
4.99%, 05/25/38 (Call 11/25/37)	15	17,643
5.09%, 05/25/48 (Call 11/25/47)(d)	30	36,313
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	95	96,724
5.00%, 05/01/42	100	111,300
PepsiCo Inc.
3.38%, 07/29/49 (Call 01/29/49)	50	54,891
3.45%, 10/06/46 (Call 04/06/46)	175	193,155
3.60%, 08/13/42	75	84,116
4.00%, 03/05/42	10	11,824
4.00%, 05/02/47 (Call 11/02/46)	94	113,062
4.25%, 10/22/44 (Call 04/22/44)	50	61,219
4.45%, 04/14/46 (Call 10/14/45)	75	95,002
4.60%, 07/17/45 (Call 01/17/45)	25	32,126

		4,914,584

Biotechnology — 0.7%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	100	113,771
4.56%, 06/15/48 (Call 12/15/47)	100	116,631
4.66%, 06/15/51 (Call 12/15/50)	285	338,777
5.15%, 11/15/41 (Call 05/15/41)	175	215,079
5.65%, 06/15/42 (Call 12/15/41)	50	64,115
5.75%, 03/15/40	15	19,581
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	23	30,358
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	119	142,739
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	250	302,035
4.63%, 05/15/44 (Call 11/15/43)	105	126,776
5.00%, 08/15/45 (Call 02/15/45)	75	96,485
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	17	19,158
4.15%, 03/01/47 (Call 09/01/46)	160	181,134
4.50%, 02/01/45 (Call 08/01/44)	125	146,095
4.60%, 09/01/35 (Call 03/01/35)	155	184,802
4.75%, 03/01/46 (Call 09/01/45)	140	169,663
4.80%, 04/01/44 (Call 10/01/43)	80	96,630
5.65%, 12/01/41 (Call 06/01/41)	25	32,964

		2,396,793

Building Materials — 0.2%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	44,934
4.63%, 07/02/44 (Call 01/02/44)	100	111,125
4.95%, 07/02/64 (Call 01/02/64)(f)	18	19,504
5.13%, 09/14/45 (Call 03/14/45)	4	4,828
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	56,321
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	42	43,455
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	45	41,260
4.40%, 01/30/48 (Call 07/30/47)	25	23,419

Security	Par (000)	Value

Building Materials (continued)
7.00%, 12/01/36	$20	$25,161
Votorantim Cimentos International SA, 7.25%, 04/05/41(g)	200	247,932
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)	80	86,632
4.70%, 03/01/48 (Call 09/01/47)	25	27,726

		732,297

Chemicals — 1.0%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	50	54,056
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	35	39,723
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	27,756
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(g)	200	238,308
CF Industries Inc.
4.95%, 06/01/43	67	66,173
5.15%, 03/15/34	35	36,251
5.38%, 03/15/44	50	50,647
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	16,420
4.38%, 11/15/42 (Call 05/15/42)	112	118,014
4.63%, 10/01/44 (Call 04/01/44)	60	65,896
4.80%, 05/15/49 (Call 11/15/48)(a)	30	33,940
5.25%, 11/15/41 (Call 08/15/41)	13	14,927
5.55%, 11/30/48 (Call 05/30/48)(a)	40	49,765
7.38%, 11/01/29	255	341,050
9.40%, 05/15/39	31	51,369
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	185	227,896
5.42%, 11/15/48 (Call 05/15/48)	75	96,473
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	84	91,132
4.80%, 09/01/42 (Call 03/01/42)	20	22,152
Ecolab Inc. 3.95%, 12/01/47 (Call 06/01/47)	87	101,954
5.50%, 12/08/41	20	27,401
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	65	66,946
Israel Chemicals Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)	35	41,703
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	133	147,070
5.25%, 07/15/43	78	90,017
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	25	25,164
Mexichem SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(g)	200	205,012
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	35	40,169
5.63%, 11/15/43 (Call 05/15/43)	75	83,203
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	35	36,824
4.90%, 06/01/43 (Call 12/01/42)	50	57,243
5.00%, 04/01/49 (Call 10/01/48)	70	83,581
5.25%, 01/15/45 (Call 07/15/44)	20	24,047
5.63%, 12/01/40	21	25,782
6.13%, 01/15/41 (Call 07/15/40)	50	63,355
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	50	49,964
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	10	10,944
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	40	40,127
Sherwin-Williams Co. (The) 4.00%, 12/15/42 (Call 06/15/42)	50	52,522
4.50%, 06/01/47 (Call 12/01/46)	100	113,902
4.55%, 08/01/45 (Call 02/01/45)	10	11,224
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	25	26,520

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	$60	$59,651
5.00%, 08/15/46 (Call 02/15/46)	55	59,110

		3,185,383

Commercial Services — 0.7%
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	17	23,247
DP World PLC, 6.85%, 07/02/37(a)	200	270,244
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	125	137,394
5.63%, 03/15/42(a)	10	12,780
7.00%, 10/15/37(a)	145	207,393
George Washington University (The) 4.87%, 09/15/45	25	33,454
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	49	60,449
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	75	93,265
Massachusetts Institute of Technology 3.89%, 07/01/16	50	62,371
3.96%, 07/01/38	75	88,271
4.68%, 07/01/14	55	81,959
5.60%, 07/01/11	55	94,966
Moody’s Corp., 4.88%, 12/17/48 (Call 06/17/48)	25	31,462
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	25	27,606
4.88%, 10/15/40	105	143,834
Princeton University, 5.70%, 03/01/39	100	146,113
S&P Global Inc., 4.50%, 05/15/48 (Call 11/15/47)	25	31,948
United Rentals North America Inc., 5.25%, 01/15/30 (Call 01/15/25)	75	80,130
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	190	215,350
University of Southern California, 3.03%, 10/01/39	50	53,320
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	10	12,797
William Marsh Rice University, 3.57%, 05/15/45	180	205,151

		2,113,504

Computers — 0.9%
Apple Inc.
3.45%, 02/09/45	160	172,709
3.75%, 11/13/47 (Call 05/13/47)	10	11,438
3.85%, 05/04/43	220	250,741
3.85%, 08/04/46 (Call 02/04/46)	145	166,727
4.25%, 02/09/47 (Call 08/09/46)	85	103,201
4.38%, 05/13/45	105	129,353
4.45%, 05/06/44	75	93,019
4.50%, 02/23/36 (Call 08/23/35)	135	166,737
4.65%, 02/23/46 (Call 08/23/45)	280	357,285
Dell Inc.
5.40%, 09/10/40	25	24,662
6.50%, 04/15/38	25	26,043
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	110	139,773
8.35%, 07/15/46 (Call 01/15/46)(a)	175	230,419
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	78	91,240
6.35%, 10/15/45 (Call 04/15/45)	100	116,573
HP Inc., 6.00%, 09/15/41	100	112,012
International Business Machines Corp.
4.00%, 06/20/42	209	235,043
4.15%, 05/15/39	100	115,683
4.25%, 05/15/49	100	117,021

Security	Par (000)	Value

Computers (continued)
4.70%, 02/19/46	$100	$123,363
5.60%, 11/30/39	90	120,599
Leidos Holdings Inc., Series 1, 5.95%, 12/01/40 (Call 06/01/40)	25	26,668
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	50	50,768

		2,981,077

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.95%, 03/15/43	25	27,585
Colgate-Palmolive Co., 4.00%, 08/15/45	120	145,474
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	10	12,164
4.38%, 06/15/45 (Call 12/15/44)	50	61,917
6.00%, 05/15/37	35	48,754
Procter & Gamble Co. (The), 3.50%, 10/25/47	100	116,332
Unilever Capital Corp., 5.90%, 11/15/32	100	138,025

		550,251

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	75	80,008
4.20%, 05/15/47 (Call 11/15/46)	35	40,112
4.60%, 06/15/45 (Call 12/15/44)	100	119,884

		240,004

Diversified Financial Services — 1.0%
Ally Financial Inc. 8.00%, 11/01/31	175	245,061
American Express Co., 4.05%, 12/03/42	150	179,027
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44(a)	45	55,755
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	80	89,744
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	71,065
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	57	79,150
Credit Suisse USA Inc., 7.13%, 07/15/32	125	184,819
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	785	797,756
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	40	48,636
Invesco Finance PLC, 5.38%, 11/30/43	10	12,176
Jefferies Group LLC
6.25%, 01/15/36	75	88,367
6.50%, 01/20/43	25	29,183
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	135	136,505
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	35	43,061
Legg Mason Inc., 5.63%, 01/15/44	75	85,418
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	65	75,362
3.80%, 11/21/46 (Call 05/21/46)	70	82,082
3.95%, 02/26/48 (Call 08/26/47)	70	84,352
Navient Corp., 5.63%, 08/01/33	50	42,336
Raymond James Financial Inc., 4.95%, 07/15/46	95	115,544
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	25	29,102
4.15%, 12/14/35 (Call 06/14/35)	180	220,563
4.30%, 12/14/45 (Call 06/14/45)	200	253,556
Western Union Co. (The), 6.20%, 11/17/36	26	28,529

		3,077,149

Electric — 5.8%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)(d)	225	318,312
AEP Transmission Co. LLC, 3.80%, 06/15/49 (Call 12/15/48)	50	56,939

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	$10	$11,126
4.15%, 08/15/44 (Call 02/15/44)	50	58,412
4.30%, 01/02/46 (Call 07/02/45)	20	24,129
6.00%, 03/01/39	100	141,592
Series A, 4.30%, 07/15/48 (Call 01/15/48)	50	60,620
Series B, 3.70%, 12/01/47 (Call 06/01/47)	125	138,965
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	125	139,506
4.15%, 03/15/46 (Call 09/15/45)	60	71,423
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	12,120
7.00%, 04/01/38	76	111,104
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	35	38,232
4.35%, 11/15/45 (Call 05/15/45)	40	47,401
4.50%, 04/01/42 (Call 10/01/41)	26	31,153
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	40	48,526
Baltimore Gas & Electric Co., 3.75%, 08/15/47 (Call 02/15/47)	25	28,001
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	70	84,322
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	83,126
4.45%, 01/15/49 (Call 07/15/48)	50	61,046
4.50%, 02/01/45 (Call 08/01/44)	103	124,580
5.15%, 11/15/43 (Call 05/15/43)	85	110,763
6.13%, 04/01/36	250	353,590
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	75	86,824
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	50	54,326
3.95%, 03/01/48 (Call 09/01/47)	50	58,611
4.50%, 04/01/44 (Call 10/01/43)	100	124,460
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	75	92,209
Comision Federal de Electricidad, 6.13%, 06/16/45(g)	200	229,180
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	100	110,874
3.70%, 03/01/45 (Call 09/01/44)	100	111,417
4.00%, 03/01/49 (Call 09/01/48)	40	47,096
5.90%, 03/15/36	25	34,489
6.45%, 01/15/38	25	36,903
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	28,242
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	100	121,112
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	11,912
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	25	27,780
4.45%, 03/15/44 (Call 09/15/43)	175	209,459
4.50%, 12/01/45 (Call 06/01/45)	40	48,594
4.50%, 05/15/58 (Call 11/15/57)	50	60,592
4.63%, 12/01/54 (Call 06/01/54)	100	122,650
Series 06-A, 5.85%, 03/15/36	10	13,385
Series 07-A, 6.30%, 08/15/37	25	35,505
Series 08-B, 6.75%, 04/01/38	105	156,880
Series 09-C, 5.50%, 12/01/39	10	13,525
Series A, 4.13%, 05/15/49 (Call 11/15/48)	25	29,247
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	83,869
Series C, 4.30%, 12/01/56 (Call 06/01/56)	25	29,391
Consumers Energy Co.
4.05%, 05/15/48 (Call 11/15/47)	100	119,347
4.35%, 04/15/49 (Call 10/15/48)	25	31,256

Security	Par (000)	Value

Electric (continued)
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	$50	$56,892
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	10	11,936
7.00%, 06/15/38	60	85,931
Series A, 4.60%, 03/15/49 (Call 09/15/48)	50	60,007
Series B, 5.95%, 06/15/35	175	224,693
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	72,579
Series E, 6.30%, 03/15/33	25	33,371
Series F, 5.25%, 08/01/33	50	61,861
Dominion Energy South Carolina Inc.
4.35%, 02/01/42 (Call 08/01/41)	28	33,564
4.60%, 06/15/43 (Call 12/15/42)	30	37,172
5.10%, 06/01/65 (Call 12/01/64)	50	67,894
5.45%, 02/01/41 (Call 08/01/40)	25	33,351
6.05%, 01/15/38	61	84,815
6.63%, 02/01/32	10	13,755
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	100	111,844
3.75%, 08/15/47 (Call 02/15/47)	25	28,487
3.95%, 03/01/49 (Call 09/01/48)	25	29,668
4.30%, 07/01/44 (Call 01/01/44)	50	60,695
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	11,609
Series A, 4.05%, 05/15/48 (Call 11/15/47)	60	71,712
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	125	139,411
3.75%, 06/01/45 (Call 12/01/44)	25	27,865
3.88%, 03/15/46 (Call 09/15/45)	85	96,786
4.25%, 12/15/41 (Call 06/15/41)	40	47,365
5.30%, 02/15/40	13	17,267
6.00%, 01/15/38	30	42,022
6.10%, 06/01/37	18	25,262
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	110	116,031
3.95%, 08/15/47 (Call 02/15/47)	35	38,322
4.20%, 06/15/49 (Call 12/15/48)	110	125,551
4.80%, 12/15/45 (Call 06/15/45)	50	60,924
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	25	26,443
3.85%, 11/15/42 (Call 05/15/42)	25	28,022
5.65%, 04/01/40	10	13,882
6.35%, 09/15/37	25	36,403
6.40%, 06/15/38	53	79,282
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	35	38,848
6.12%, 10/15/35	50	69,614
6.45%, 04/01/39	25	37,504
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	11,140
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	50	54,342
3.70%, 10/15/46 (Call 04/15/46)	50	55,488
4.10%, 03/15/43 (Call 09/15/42)	25	29,111
4.15%, 12/01/44 (Call 06/01/44)	45	52,964
4.20%, 08/15/45 (Call 02/15/45)	60	71,214
4.38%, 03/30/44 (Call 09/30/43)	25	30,338
6.30%, 04/01/38	100	145,664
E.ON International Finance BV, 6.65%, 04/30/38(a)	90	124,512
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	50	57,517
4.88%, 01/22/44(a)	225	265,932

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.00%, 09/21/48 (Call 03/21/48)(a)	$50	$60,991
5.25%, 10/13/55 (Call 04/13/55)(a)	50	61,364
6.00%, 01/22/14(a)	55	69,283
6.95%, 01/26/39(a)	100	145,586
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	95	112,271
Enel Finance International NV
4.75%, 05/25/47(a)	35	37,895
4.88%, 06/14/29(a)	25	27,877
6.00%, 10/07/39(a)	100	123,340
6.80%, 09/15/37(a)	100	131,797
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	25	30,150
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	10,536
4.00%, 03/15/33 (Call 12/15/32)	50	58,229
4.20%, 09/01/48 (Call 03/01/48)	50	60,567
4.95%, 01/15/45 (Call 01/15/25)	50	53,611
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	109	124,559
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	100	116,508
5.10%, 06/15/45 (Call 12/15/44)	65	81,968
5.63%, 06/15/35	75	94,773
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	85	102,471
6.25%, 10/01/39	125	160,651
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	85	103,952
Series C, 7.38%, 11/15/31	100	142,939
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	30,042
5.45%, 07/15/44 (Call 01/15/44)(a)	75	97,330
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	115	130,079
3.95%, 03/01/48 (Call 09/01/47)	50	58,831
4.05%, 06/01/42 (Call 12/01/41)	90	105,411
4.05%, 10/01/44 (Call 04/01/44)	35	41,344
4.13%, 02/01/42 (Call 08/01/41)	25	29,581
4.13%, 06/01/48 (Call 12/01/47)	75	90,731
5.63%, 04/01/34	25	33,856
5.69%, 03/01/40	25	35,015
5.95%, 02/01/38	75	107,458
5.96%, 04/01/39	75	107,829
Georgia Power Co.
4.30%, 03/15/42	90	102,167
Series 10-C, 4.75%, 09/01/40	50	59,361
Great River Energy, 6.25%, 07/01/38(a)	43	51,255
Hydro-Quebec, Series HK, 9.38%, 04/15/30	50	83,799
Iberdrola International BV, 6.75%, 07/15/36	25	35,175
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	12,053
Series K, 4.55%, 03/15/46 (Call 09/15/45)	200	246,718
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	26	29,821
Interstate Power & Light Co. 3.70%, 09/15/46 (Call 03/15/46)	30	32,351
6.25%, 07/15/39	25	34,473
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	11,016
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	50	59,974
4.20%, 03/15/48 (Call 09/15/47)	25	29,894

Security	Par (000)	Value

Electric (continued)
5.30%, 10/01/41 (Call 04/01/41)	$50	$65,669
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	25	30,421
5.13%, 11/01/40 (Call 05/01/40)	50	65,054
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	28,624
5.90%, 11/15/39(a)	75	103,424
MidAmerican Energy Co.
3.95%, 08/01/47 (Call 02/01/47)	50	58,534
4.25%, 05/01/46 (Call 11/01/45)	60	72,850
4.25%, 07/15/49 (Call 01/15/49)	35	42,848
Minejesa Capital BV, 5.63%, 08/10/37(g)	200	222,770
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	35	47,574
National Grid USA, 5.80%, 04/01/35	25	31,023
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	60	73,858
4.40%, 11/01/48 (Call 05/01/48)	50	62,328
Series C, 8.00%, 03/01/32	26	39,107
Nevada Power Co., Series R, 6.75%, 07/01/37	25	37,087
Niagara Mohawk Power Corp.
4.12%, 11/28/42(a)	75	86,479
4.28%, 10/01/34 (Call 04/01/34)(a)	25	29,598
Northern States Power Co./MN 3.40%, 08/15/42 (Call 02/15/42)	76	82,359
3.60%, 05/15/46 (Call 11/15/45)	110	122,309
4.13%, 05/15/44 (Call 11/15/43)	75	89,635
5.35%, 11/01/39	50	67,837
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	50	57,735
NSTAR Electric Co., 4.40%, 03/01/44 (Call 09/01/43)	35	42,600
Oglethorpe Power Corp. 5.25%, 09/01/50	10	12,804
5.38%, 11/01/40	20	25,423
5.95%, 11/01/39	100	133,175
Ohio Power Co. 4.00%, 06/01/49 (Call 12/01/48)	50	58,478
4.15%, 04/01/48 (Call 10/01/47)	50	59,930
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	25	26,655
3.85%, 08/15/47 (Call 02/15/47)	50	54,629
4.15%, 04/01/47 (Call 10/01/46)	20	23,036
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	28,262
3.80%, 06/01/49 (Call 12/01/48)(a)	150	174,679
5.30%, 06/01/42 (Call 12/01/41)	100	135,274
7.25%, 01/15/33	50	75,375
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	110	127,618
4.13%, 01/15/49 (Call 07/15/48)	25	29,942
5.75%, 04/01/37	50	67,482
6.00%, 01/15/39	75	107,251
6.25%, 10/15/37	75	107,543
PECO Energy Co., 3.70%, 09/15/47 (Call 03/15/47)	25	28,042
Perusahaan Listrik Negara PT, 6.15%, 05/21/48(g)	200	259,206
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	23,585
6.50%, 11/15/37	100	145,259
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	25	26,478
4.70%, 06/01/43 (Call 12/01/42)	40	46,181
5.00%, 03/15/44 (Call 09/15/43)	65	78,638

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	$85	$98,854
4.15%, 10/01/45 (Call 04/01/45)	15	17,806
4.75%, 07/15/43 (Call 01/15/43)	50	63,861
Progress Energy Inc.
6.00%, 12/01/39	50	67,668
7.00%, 10/30/31	10	13,980
7.75%, 03/01/31	105	151,685
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	54,601
4.10%, 06/15/48 (Call 12/15/47)	25	30,022
4.30%, 03/15/44 (Call 09/15/43)	20	24,215
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	60	66,449
Public Service Electric &Gas Co. 3.60%, 12/01/47 (Call 06/01/47)	50	55,528
3.65%, 09/01/42 (Call 03/01/42)	10	11,037
3.80%, 03/01/46 (Call 09/01/45)	70	79,870
3.85%, 05/01/49 (Call 11/01/48)	50	57,797
3.95%, 05/01/42 (Call 11/01/41)	100	114,459
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	30	36,169
4.30%, 05/20/45 (Call 11/20/44)	15	17,954
5.64%, 04/15/41 (Call 10/15/40)	16	21,595
5.76%, 10/01/39	25	34,556
5.80%, 03/15/40	10	13,782
6.27%, 03/15/37	95	133,024
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	40	46,704
4.50%, 08/15/40	100	118,231
6.00%, 06/01/39	25	33,804
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(g)	300	370,626
Sempra Energy 3.80%, 02/01/38 (Call 08/01/37)	50	52,498
4.00%, 02/01/48 (Call 08/01/47)	50	53,985
6.00%, 10/15/39	75	98,190
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	154	168,177
4.05%, 03/15/42 (Call 09/15/41)	56	60,669
4.65%, 10/01/43 (Call 04/01/43)	105	123,863
6.05%, 03/15/39	75	99,896
Series 05-E, 5.35%, 07/15/35	35	42,603
Series 06-E, 5.55%, 01/15/37	10	12,545
Series 08-A, 5.95%, 02/01/38	116	151,744
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	50	53,063
Series B, 4.88%, 03/01/49 (Call 09/01/48)	10	12,411
Series C, 3.60%, 02/01/45 (Call 08/01/44)	25	25,984
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	95	105,106
4.40%, 07/01/46 (Call 01/01/46)	75	84,562
Southern Power Co.
5.15%, 09/15/41	35	40,329
Series F, 4.95%, 12/15/46 (Call 06/15/46)	10	11,398
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	60	64,852
Southwestern Public Service Co.
3.70%, 08/15/47 (Call 02/15/47)	25	27,871
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	30,947
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	244,308

Security	Par (000)	Value

Electric (continued)
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	$35	$38,364
4.10%, 06/15/42 (Call 12/15/41)	50	57,424
4.30%, 06/15/48 (Call 12/15/47)	35	42,085
4.35%, 05/15/44 (Call 11/15/43)	25	29,594
Toledo Edison Co. (The), 6.15%, 05/15/37	10	13,780
TransAlta Corp., 6.50%, 03/15/40	25	25,508
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	13,785
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	50	54,954
3.90%, 09/15/42 (Call 03/15/42)	25	28,328
5.30%, 08/01/37	35	45,158
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	50	60,510
8.88%, 11/15/38	25	43,269
Series B, 4.20%, 05/15/45 (Call 11/15/44)	10	11,749
Series B, 6.00%, 01/15/36	75	101,652
Series C, 4.00%, 11/15/46 (Call 05/15/46)	75	85,913
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	50	57,522
4.13%, 03/01/42 (Call 09/01/41)	26	29,986
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	50	61,174
5.70%, 12/01/36	20	27,265
Wisconsin Power & Light Co., 6.38%, 08/15/37	25	36,090
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	12,847
Xcel Energy Inc., 6.50%, 07/01/36	80	110,799

		18,709,569

Electronics — 0.1%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	56	48,813
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	95	104,589
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	35	41,294
Series 30, 5.38%, 03/01/41	25	34,355

		229,051

Energy – Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	83	90,714

Engineering & Construction — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00% 06/05/34(e)(g)	150	103,336
Mexico City Airport Trust, 5.50%, 10/31/46(g)	200	200,126

		303,462

Environmental Control — 0.1%
Waste Management Inc. 3.90%, 03/01/35 (Call 09/01/34)	20	22,334
4.00%, 07/15/39 (Call 01/15/39)	40	46,158
4.10%, 03/01/45 (Call 09/01/44)	75	87,646
4.15%, 07/15/49 (Call 01/15/49)	110	130,233

		286,371

Food — 1.1%
Campbell Soup Co. 3.80%, 08/02/42	36	34,598
4.80%, 03/15/48 (Call 09/15/47)	50	56,429
Conagra Brands Inc. 5.30%, 11/01/38 (Call 05/01/38)	25	29,048
5.40%, 11/01/48 (Call 05/01/48)	100	118,895
8.25%, 09/15/30	10	13,953

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
General Mills Inc. 4.15%, 02/15/43 (Call 08/15/42)	$125	$134,614
4.55%, 04/17/38 (Call 10/17/37)	10	11,535
5.40%, 06/15/40	25	31,004
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	35	38,367
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)(a)	100	106,016
JM Smucker Co. (The) 4.25%, 03/15/35	74	80,047
4.38%, 03/15/45	35	37,997
Kellogg Co. 4.50%, 04/01/46	75	84,365
Series B, 7.45%, 04/01/31	60	84,553
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	57	70,593
Kraft Heinz Foods Co. 4.38%, 06/01/46 (Call 12/01/45)	190	182,345
5.00%, 07/15/35 (Call 01/15/35)	115	123,204
5.00%, 06/04/42	75	77,220
5.20%, 07/15/45 (Call 01/15/45)	130	138,287
6.50%, 02/09/40	54	63,957
6.75%, 03/15/32	10	12,426
6.88%, 01/26/39	125	153,315
7.13%, 08/01/39(a)	50	62,660
Kroger Co. (The) 3.88%, 10/15/46 (Call 04/15/46)	50	47,744
4.45%, 02/01/47 (Call 08/01/46)	100	104,347
4.65%, 01/15/48 (Call 07/15/47)(d)	45	48,118
5.15%, 08/01/43 (Call 02/01/43)	45	50,269
5.40%, 07/15/40 (Call 01/15/40)	25	28,349
5.40%, 01/15/49 (Call 07/15/48)	25	29,744
7.50%, 04/01/31	45	61,773
Mars Inc. 3.20%, 04/01/30 (Call 01/01/30)(a)	94	100,609
3.60%, 04/01/34 (Call 01/01/34)(a)	75	84,245
3.95%, 04/01/49 (Call 10/01/48)(a)	75	87,186
4.20%, 04/01/59 (Call 10/01/58)(a)	75	90,346
McCormick &Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	50	56,838
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	80	93,772
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	265	311,730
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	70	73,980
Safeway Inc., 7.25%, 02/01/31	25	24,948
Sysco Corp. 4.45%, 03/15/48 (Call 09/15/47)	50	59,870
4.85%, 10/01/45 (Call 04/01/45)	50	62,253
5.38%, 09/21/35	16	20,402
Tesco PLC, 6.15%, 11/15/37(a)	110	129,711
Tyson Foods Inc. 4.55%, 06/02/47 (Call 12/02/46)	65	74,724
4.88%, 08/15/34 (Call 02/15/34)	75	90,135
5.15%, 08/15/44 (Call 02/15/44)	135	163,987

		3,640,508

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	66	96,175
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	82	86,571
4.40%, 08/15/47 (Call 02/15/47)	114	120,232
4.80%, 06/15/44 (Call 12/15/43)	130	143,863
5.15%, 05/15/46 (Call 11/15/45)	10	11,517
6.00%, 11/15/41 (Call 05/15/41)	20	24,856

Security	Par (000)	Value

Forest Products & Paper (continued)
7.30%, 11/15/39	$31	$43,030

		526,244

Gas — 0.4%
Atmos Energy Corp. 4.13%, 10/15/44 (Call 04/15/44)	25	29,627
4.15%, 01/15/43 (Call 07/15/42)	100	117,099
4.30%, 10/01/48 (Call 04/01/48)	25	30,659
5.50%, 06/15/41 (Call 12/15/40)	50	67,336
Boston Gas Co., 4.49%, 02/15/42(a)	25	30,253
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48 (Call 09/15/47)(a)	35	41,833
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	50	61,898
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	100	136,686
NiSource Inc. 4.38%, 05/15/47 (Call 11/15/46)	110	127,131
4.80%, 02/15/44 (Call 08/15/43)	50	60,127
5.25%, 02/15/43 (Call 08/15/42)	25	30,914
5.65%, 02/01/45 (Call 08/01/44)	65	84,770
5.95%, 06/15/41 (Call 12/15/40)	26	34,226
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	90	111,809
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	26,563
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	20	22,248
3.95%, 02/15/50 (Call 08/15/49)	25	29,043
5.13%, 11/15/40	20	25,959
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	15	17,874
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	15	18,249
Southern Co. Gas Capital Corp. 4.40%, 06/01/43 (Call 12/01/42)	50	56,609
4.40%, 05/30/47 (Call 11/30/46)	50	57,098
5.88%, 03/15/41 (Call 09/15/40)	71	94,099
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	25	27,502

		1,339,612

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.85%, 11/15/48 (Call 05/15/48)	50	64,105

Health Care – Products — 0.7%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)	260	325,720
4.75%, 04/15/43 (Call 10/15/42)	50	62,116
4.90%, 11/30/46 (Call 05/30/46)	175	233,040
5.30%, 05/27/40	60	79,115
6.15%, 11/30/37	16	22,774
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	95	96,447
Becton Dickinson and Co. 4.67%, 06/06/47 (Call 12/06/46)	61	73,728
4.69%, 12/15/44 (Call 06/15/44)	69	81,716
Boston Scientific Corp. 4.55%, 03/01/39 (Call 09/01/38)	50	59,766
7.38%, 01/15/40	50	77,363
Koninklijke Philips NV, 5.00%, 03/15/42	119	148,306
Medtronic Inc. 4.38%, 03/15/35	150	181,137
4.63%, 03/15/45	155	201,240
Stryker Corp. 4.38%, 05/15/44 (Call 12/15/43)	60	70,949
4.63%, 03/15/46 (Call 09/15/45)	100	125,534

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Thermo Fisher Scientific Inc. 4.10%, 08/15/47 (Call 02/15/47)	$91	$103,811
5.30%, 02/01/44 (Call 08/01/43)	45	57,932
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 07/15/45)	100	107,998

		2,108,692

Health Care – Services — 1.3%
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	50	50,370
4.13%, 11/15/42 (Call 05/15/42)	25	25,868
4.50%, 05/15/42 (Call 11/15/41)	65	70,285
4.75%, 03/15/44 (Call 09/15/43)	60	67,494
6.63%, 06/15/36	69	91,889
6.75%, 12/15/37	35	47,081
Anthem Inc. 4.38%, 12/01/47 (Call 06/01/47)	74	83,014
4.63%, 05/15/42	100	114,390
4.65%, 01/15/43	135	153,480
4.65%, 08/15/44 (Call 02/15/44)	140	159,958
5.10%, 01/15/44	25	30,188
Ascension Health, 3.95%, 11/15/46	160	190,151
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	75	90,841
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	20	24,225
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	100	102,356
CommonSpirit Health 3.82%, 10/01/49 (Call 04/01/49)	47	48,704
4.19%, 10/01/49 (Call 04/01/49)	25	26,681
4.35%, 11/01/42	35	37,979
HCA Inc. 5.13%, 06/15/39 (Call 12/15/38)	130	143,524
5.50%, 06/15/47 (Call 12/15/46)	125	144,300
7.50%, 11/06/33	25	29,495
7.50%, 11/15/95	10	11,085
Humana Inc. 4.63%, 12/01/42 (Call 06/01/42)	46	52,670
4.80%, 03/15/47 (Call 09/14/46)	50	59,120
4.95%, 10/01/44 (Call 04/01/44)	25	29,760
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	165	201,628
4.88%, 04/01/42	30	39,423
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	103	116,197
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	25	30,602
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	100	124,345
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	10	10,979
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	100	119,216
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	100	110,477
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	89	104,293
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	17	20,149
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	42,935
Tenet Healthcare Corp., 6.88%, 11/15/31	35	31,361
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	50	59,506
UnitedHealth Group Inc. 3.75%, 10/15/47 (Call 04/15/47)	82	89,115
3.88%, 08/15/59 (Call 02/15/59)	85	93,690

Security	Par (000)	Value

Health Care – Services (continued)
3.95%, 10/15/42 (Call 04/15/42)	$95	$105,201
4.20%, 01/15/47 (Call 07/15/46)	25	29,168
4.25%, 03/15/43 (Call 09/15/42)	83	95,941
4.25%, 04/15/47 (Call 10/15/46)	125	146,621
4.38%, 03/15/42 (Call 09/15/41)	75	88,615
4.45%, 12/15/48 (Call 06/15/48)	25	30,339
4.63%, 07/15/35	200	245,520
4.63%, 11/15/41 (Call 05/15/41)	45	54,696
4.75%, 07/15/45	155	193,418
5.80%, 03/15/36	54	73,498
6.88%, 02/15/38	67	100,676

		4,242,517

Holding Companies – Diversified — 0.0%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	152,892

Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	51,156
PulteGroup Inc. 6.00%, 02/15/35	25	26,494
6.38%, 05/15/33	25	27,599
7.88%, 06/15/32	25	30,420

		135,669

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	50	52,734

Household Products & Wares — 0.1%
Kimberly-Clark Corp. 3.20%, 07/30/46 (Call 01/30/46)	95	99,402
3.90%, 05/04/47 (Call 11/04/46)	50	58,701
5.30%, 03/01/41	25	34,005
6.63%, 08/01/37	25	37,786
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(a)	50	63,186

		293,080

Housewares — 0.0%
Newell Brands Inc., 5.38%, 04/01/36 (Call 10/01/35)	105	112,622

Insurance — 2.7%
Aflac Inc. 4.00%, 10/15/46 (Call 04/15/46)	75	84,113
4.75%, 01/15/49 (Call 07/15/48)	35	43,937
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	25	29,627
Allstate Corp. (The) 4.20%, 12/15/46 (Call 06/15/46)	70	84,132
4.50%, 06/15/43	45	56,266
5.35%, 06/01/33	50	64,749
5.55%, 05/09/35	60	78,783
6.50%, 05/15/67 (Call 05/15/37)(b)	25	29,445
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	65	72,823
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	177	187,245
4.38%, 01/15/55 (Call 07/15/54)	105	114,694
4.50%, 07/16/44 (Call 01/16/44)	220	251,148
4.70%, 07/10/35 (Call 01/10/35)	50	57,657
4.80%, 07/10/45 (Call 01/10/45)	25	29,692
Aon PLC 4.60%, 06/14/44 (Call 03/14/44)	80	94,028
4.75%, 05/15/45 (Call 11/15/44)	59	71,306
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	64,005
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	50	63,860

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	$75	$81,561
AXA SA, 8.60%, 12/15/30	161	232,927
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	100	120,013
4.25%, 01/15/49 (Call 07/15/48)	100	121,755
4.30%, 05/15/43	25	29,915
4.40%, 05/15/42	175	214,028
5.75%, 01/15/40	48	67,975
Berkshire Hathaway Inc., 4.50%, 02/11/43	112	139,031
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	135	121,616
Chubb Corp. (The) 6.00%, 05/11/37	16	22,658
Series 1, 6.50%, 05/15/38	20	29,935
Chubb INA Holdings Inc. 4.15%, 03/13/43	25	30,411
4.35%, 11/03/45 (Call 05/03/45)	15	18,917
6.70%, 05/15/36	25	37,246
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	100	118,793
Genworth Holdings Inc., 6.50%, 06/15/34	25	23,881
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	25	31,047
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)	75	98,730
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43	60	67,812
4.40%, 03/15/48 (Call 09/15/47)	65	75,877
6.10%, 10/01/41	65	86,781
Liberty Mutual Group Inc. 4.85%, 08/01/44(a)	150	180,358
6.50%, 05/01/42(a)	75	106,741
7.80%, 03/07/87(a)	40	50,407
Lincoln National Corp. 4.35%, 03/01/48 (Call 09/01/47)	50	56,274
7.00%, 06/15/40	65	93,475
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	70	78,527
Manulife Financial Corp., 5.38%, 03/04/46	65	87,300
Markel Corp. 4.30%, 11/01/47 (Call 05/01/47)	45	48,893
5.00%, 04/05/46	65	77,280
5.00%, 05/20/49 (Call 11/20/48)	50	60,602
Marsh & McLennan Companies Inc. 4.20%, 03/01/48 (Call 09/01/47)	105	122,570
4.75%, 03/15/39 (Call 09/15/38)	40	49,725
4.90%, 03/15/49 (Call 09/15/48)	75	97,112
Massachusetts Mutual Life Insurance Co. 4.50%, 04/15/65(a)	25	30,470
4.90%, 04/01/77(a)	50	65,313
8.88%, 06/01/39(a)	14	24,506
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	25	32,415
MetLife Inc. 4.05%, 03/01/45	75	85,980
4.13%, 08/13/42	151	173,472
4.88%, 11/13/43	141	178,428
5.70%, 06/15/35	53	72,158
6.38%, 06/15/34	63	89,617
6.40%, 12/15/66 (Call 12/15/31)	125	145,496
6.50%, 12/15/32	55	77,652
Series N, 4.72%, 12/15/44	75	93,608
Nationwide Financial Services Inc., 6.75%, 05/15/87	10	11,280

Security	Par (000)	Value

Insurance (continued)
Nationwide Mutual Insurance Co. 7.88%, 04/01/33(a)	$100	$146,172
9.38%, 08/15/39(a)	25	43,410
New York Life Insurance Co. 5.88%, 05/15/33(a)	95	128,915
6.75%, 11/15/39(a)	110	167,896
Northwestern Mutual Life Insurance Co. (The) 3.85%, 09/30/47 (Call 03/30/47)(a)	20	22,657
6.06%, 03/30/40(a)	154	218,317
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	100	109,188
Principal Financial Group Inc. 4.35%, 05/15/43	26	30,004
4.63%, 09/15/42	100	118,923
Progressive Corp. (The) 4.13%, 04/15/47 (Call 10/15/46)	165	198,502
4.20%, 03/15/48 (Call 09/15/47)	35	42,519
4.35%, 04/25/44	35	42,627
Provident Financing Trust I, 7.41%, 03/15/38	25	28,254
Prudential Financial Inc. 3.91%, 12/07/47 (Call 06/07/47)	75	83,245
3.94%, 12/07/49 (Call 06/07/49)	100	111,120
4.35%, 02/25/50 (Call 08/25/49)	50	59,528
4.60%, 05/15/44	100	122,784
5.70%, 12/14/36	51	68,846
Series D, 6.63%, 12/01/37	50	72,204
Securian Financial Group Inc., 4.80%, 04/15/48(a)	50	60,868
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	75	87,913
Teachers Insurance & Annuity Association of America 4.27%, 05/15/47 (Call 11/15/46)(a)	125	145,417
4.90%, 09/15/44(a)	125	156,841
6.85%, 12/16/39(a)	78	117,562
Transatlantic Holdings Inc., 8.00%, 11/30/39	35	52,693
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	100	112,745
4.00%, 05/30/47 (Call 11/30/46)	25	29,635
4.10%, 03/04/49 (Call 09/04/48)	75	90,010
4.30%, 08/25/45 (Call 02/25/45)	40	49,497
4.60%, 08/01/43	25	31,788
5.35%, 11/01/40	2	2,708
6.25%, 06/15/37	120	173,608
6.75%, 06/20/36	50	75,062
Unum Group, 5.75%, 08/15/42	75	91,516
Voya Financial Inc., 5.70%, 07/15/43	35	45,618
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	58,479
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	31,783
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	20	24,233
WR Berkley Corp., 4.75%, 08/01/44	35	41,676
XLIT Ltd. 5.25%, 12/15/43	10	13,434
5.50%, 03/31/45	75	96,896

		8,843,171

Internet — 0.4%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	210	242,042
Amazon.com Inc. 3.88%, 08/22/37 (Call 02/22/37)	242	281,424
4.05%, 08/22/47 (Call 02/22/47)	262	319,771
4.25%, 08/22/57 (Call 02/22/57)	40	50,960
4.80%, 12/05/34 (Call 06/05/34)	105	133,569

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.95%, 12/05/44 (Call 06/05/44)	$145	$194,251
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	50	49,579
Netflix Inc., 5.38%, 11/15/29(a)	70	76,108

		1,347,704

Iron & Steel — 0.2%
ArcelorMittal, 7.00%, 10/15/39	10	11,967
Cleveland-Cliffs Inc., 6.25%, 10/01/40	25	22,262
Nucor Corp. 4.40%, 05/01/48 (Call 11/01/47)	20	23,532
5.20%, 08/01/43 (Call 02/01/43)	60	76,430
6.40%, 12/01/37	35	49,446
U.S. Steel Corp., 6.65%, 06/01/37	25	20,501
Vale Overseas Ltd. 6.88%, 11/21/36	137	171,149
6.88%, 11/10/39	125	157,424
8.25%, 01/17/34	25	33,789
Vale SA, 5.63%, 09/11/42	50	55,967

		622,467

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	10	10,521

Lodging — 0.0%
Hilton Domestic Operating Co. Inc., 4.88%, 01/15/30 (Call 01/15/25)(a)	80	85,690

Machinery — 0.3%
ABB Finance USA Inc., 4.38%, 05/08/42	97	120,674
Caterpillar Inc. 3.80%, 08/15/42	60	69,142
4.30%, 05/15/44 (Call 11/15/43)	65	80,786
4.75%, 05/15/64 (Call 11/15/63)	75	97,336
5.20%, 05/27/41	66	89,153
6.05%, 08/15/36	25	34,660
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	10,691
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	35	45,174
Deere &Co., 3.90%, 06/09/42 (Call 12/09/41)	154	182,114
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	45	57,195
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	93	114,422

		901,347

Manufacturing — 0.7%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)	35	34,476
3.63%, 10/15/47 (Call 04/15/47)	10	10,745
3.88%, 06/15/44	45	50,871
4.00%, 09/14/48 (Call 03/14/48)	85	96,940
5.70%, 03/15/37	97	131,862
Eaton Corp. 3.92%, 09/15/47 (Call 02/15/47)	10	11,047
4.00%, 11/02/32	100	116,045
4.15%, 11/02/42	100	113,206
General Electric Co. 4.13%, 10/09/42	165	159,149
4.50%, 03/11/44	125	126,572
5.88%, 01/14/38	150	173,007
6.15%, 08/07/37	15	17,678
6.88%, 01/10/39	135	171,821
Series A, 6.75%, 03/15/32	260	319,475
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	53	63,120

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	$50	$56,722
5.75%, 06/15/43	65	86,306
Parker-Hannifin Corp. 4.00%, 06/14/49 (Call 12/14/48)	10	11,161
4.10%, 03/01/47 (Call 09/01/46)	55	61,746
4.20%, 11/21/34 (Call 05/21/34)	70	79,694
4.45%, 11/21/44 (Call 05/21/44)	75	87,381
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	294,812

		2,273,836

Media — 2.6%
CBS Corp. 4.60%, 01/15/45 (Call 07/15/44)	60	67,531
4.85%, 07/01/42 (Call 01/01/42)	54	61,859
4.90%, 08/15/44 (Call 02/15/44)	35	40,798
5.90%, 10/15/40 (Call 04/15/40)	10	12,647
7.88%, 07/30/30	85	119,942
Charter Communications Operating LLC/Charter Communications Operating Capital 5.13%, 07/01/49 (Call 01/01/49)	100	108,883
5.38%, 04/01/38 (Call 10/01/37)	65	73,249
5.38%, 05/01/47 (Call 11/01/46)	220	243,654
5.75%, 04/01/48 (Call 10/01/47)	50	58,232
6.38%, 10/23/35 (Call 04/23/35)	165	201,519
6.48%, 10/23/45 (Call 04/23/45)	215	266,587
6.83%, 10/23/55 (Call 04/23/55)	75	95,387
Comcast Corp. 3.20%, 07/15/36 (Call 01/15/36)	140	144,215
3.40%, 07/15/46 (Call 01/15/46)	100	103,857
3.90%, 03/01/38 (Call 09/01/37)	25	28,085
3.97%, 11/01/47 (Call 05/01/47)	105	118,025
4.00%, 08/15/47 (Call 02/15/47)	50	56,338
4.00%, 03/01/48 (Call 09/01/47)	40	45,144
4.00%, 11/01/49 (Call 05/01/49)	136	153,804
4.05%, 11/01/52 (Call 05/01/52)	126	143,396
4.20%, 08/15/34 (Call 02/15/34)	140	162,854
4.25%, 10/15/30 (Call 07/15/30)	50	58,054
4.25%, 01/15/33	159	184,360
4.40%, 08/15/35 (Call 02/25/35)	125	146,260
4.50%, 01/15/43	75	88,841
4.60%, 10/15/38 (Call 04/15/38)	150	182,472
4.60%, 08/15/45 (Call 02/15/45)	125	150,972
4.65%, 07/15/42	75	91,213
4.70%, 10/15/48 (Call 04/15/48)	250	313,465
4.75%, 03/01/44	75	91,849
4.95%, 10/15/58 (Call 04/15/58)	200	260,472
5.65%, 06/15/35	25	33,180
6.40%, 05/15/38	54	77,502
6.40%, 03/01/40	25	35,733
6.45%, 03/15/37	25	35,643
6.50%, 11/15/35	75	105,580
6.95%, 08/15/37	100	149,952
7.05%, 03/15/33	42	61,076
Cox Communications Inc. 4.50%, 06/30/43 (Call 12/30/42)(a)	85	90,043
4.70%, 12/15/42(a)	100	107,112
4.80%, 02/01/35 (Call 08/01/34)(a)	25	27,024
Discovery Communications LLC 4.88%, 04/01/43	75	80,461
4.95%, 05/15/42	65	69,766

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.00%, 09/20/37 (Call 03/20/37)	$95	$104,835
5.20%, 09/20/47 (Call 03/20/47)	60	67,901
5.30%, 05/15/49 (Call 11/15/48)	50	57,361
6.35%, 06/01/40	60	74,281
Fox Corp. 5.48%, 01/25/39 (Call 07/25/38)(a)	75	93,722
5.58%, 01/25/49 (Call 07/25/48)(a)	95	123,809
Grupo Televisa SAB 6.13%, 01/31/46 (Call 06/30/45)	200	246,634
6.63%, 01/15/40	25	31,619
Liberty Interactive LLC, 8.25%, 02/01/30	40	42,280
NBCUniversal Media LLC 4.45%, 01/15/43	50	58,855
5.95%, 04/01/41	125	173,602
Thomson Reuters Corp. 5.65%, 11/23/43 (Call 05/23/43)	40	48,450
5.85%, 04/15/40	70	86,367
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	105	103,590
5.50%, 09/01/41 (Call 03/01/41)	115	123,452
5.88%, 11/15/40 (Call 05/15/40)	65	73,858
6.55%, 05/01/37	155	186,913
6.75%, 06/15/39	35	43,341
7.30%, 07/01/38	130	166,222
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	25	34,986
TWDC Enterprises 18 Corp. 3.00%, 07/30/46	25	25,761
3.70%, 12/01/42	10	11,293
4.13%, 06/01/44	60	73,061
4.38%, 08/16/41	10	12,252
Series B, 7.00%, 03/01/32	31	46,082
Series E, 4.13%, 12/01/41	25	29,924
Viacom Inc. 4.38%, 03/15/43	125	133,029
5.25%, 04/01/44 (Call 10/01/43)	25	29,560
5.85%, 09/01/43 (Call 03/01/43)	85	107,936
6.88%, 04/30/36	69	92,782
Walt Disney Co. (The) 4.75%, 09/15/44 (Call 03/15/44)(a)	50	65,406
4.75%, 11/15/46 (Call 05/15/46)(a)	25	32,931
4.95%, 10/15/45 (Call 04/15/45)(a)	10	13,422
5.40%, 10/01/43(a)	60	83,175
6.15%, 03/01/37(a)	74	105,812
6.15%, 02/15/41(a)	80	117,886
6.20%, 12/15/34(a)	61	86,234
6.40%, 12/15/35(a)	117	169,395
6.65%, 11/15/37(a)	100	151,452
6.90%, 08/15/39(a)	50	78,020
7.75%, 12/01/45(a)	30	52,758

		8,207,285

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)	75	85,328
4.38%, 06/15/45 (Call 12/15/44)	25	30,548

		115,876

Mining — 0.9%
Barrick Gold Corp. 5.25%, 04/01/42	127	158,198
6.45%, 10/15/35	40	52,079

Security	Par (000)	Value

Mining (continued)
Barrick North America Finance LLC 5.70%, 05/30/41	$49	$63,185
5.75%, 05/01/43	58	77,784
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	25	33,085
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	65	77,054
5.00%, 09/30/43	195	258,094
Corp. Nacional del Cobre de Chile 4.25%, 07/17/42(a)	200	224,114
4.38%, 02/05/49	200	232,108
4.50%, 08/01/47 (Call 02/01/47)(g)	200	235,038
Freeport-McMoRan Inc. 5.40%, 11/14/34 (Call 05/14/34)	50	47,944
5.45%, 03/15/43 (Call 09/15/42)	120	109,090
Glencore Finance Canada Ltd. 5.55%, 10/25/42(a)	70	77,707
6.90%, 11/15/37(a)	24	30,490
Newcrest Finance Pty Ltd., 5.75%, 11/15/41(a)	35	42,346
Newmont Goldcorp Corp. 4.88%, 03/15/42 (Call 09/15/41)	60	71,947
5.45%, 06/09/44 (Call 12/09/43)	35	45,156
5.88%, 04/01/35	50	65,575
6.25%, 10/01/39	75	102,734
Rio Tinto Alcan Inc. 5.75%, 06/01/35	50	65,524
6.13%, 12/15/33	2	2,772
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	70	92,435
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	65	76,848
4.75%, 03/22/42 (Call 09/22/41)	75	95,111
Southern Copper Corp. 5.25%, 11/08/42	105	120,384
5.88%, 04/23/45	160	197,123
6.75%, 04/16/40	10	13,087
Teck Resources Ltd. 5.20%, 03/01/42 (Call 09/01/41)	25	25,387
5.40%, 02/01/43 (Call 08/01/42)	50	52,251
6.00%, 08/15/40 (Call 02/15/40)	60	66,027
6.13%, 10/01/35	35	40,886
6.25%, 07/15/41 (Call 01/15/41)	31	35,181

		2,886,744

Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	45	45,467

Oil &Gas — 4.1%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	62	83,395
Anadarko Petroleum Corp. 4.50%, 07/15/44 (Call 01/15/44)	50	51,694
6.20%, 03/15/40	54	66,321
6.45%, 09/15/36	150	188,641
6.60%, 03/15/46 (Call 09/15/45)	80	105,335
7.95%, 06/15/39	25	35,128
Apache Corp. 4.25%, 01/15/30 (Call 10/15/29)	25	25,411
4.25%, 01/15/44 (Call 07/15/43)	35	31,656
4.75%, 04/15/43 (Call 10/15/42)	169	162,475
5.10%, 09/01/40 (Call 03/01/40)	90	90,679
5.25%, 02/01/42 (Call 08/01/41)	10	10,298
5.35%, 07/01/49 (Call 01/01/49)	25	26,112
Burlington Resources LLC, 7.20%, 08/15/31	75	107,770

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd. 4.95%, 06/01/47 (Call 12/01/46)	$85	$101,387
6.25%, 03/15/38	155	198,862
Cenovus Energy Inc. 5.25%, 06/15/37 (Call 12/15/36)	60	65,025
5.40%, 06/15/47 (Call 12/15/46)	60	67,853
6.75%, 11/15/39	100	122,904
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	236,572
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	105	122,283
Conoco Funding Co., 7.25%, 10/15/31	75	107,997
ConocoPhillips 5.90%, 10/15/32	85	113,464
5.90%, 05/15/38	50	69,075
6.50%, 02/01/39	200	293,318
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	34	40,131
5.95%, 03/15/46 (Call 09/15/45)	50	72,220
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	60	60,025
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	64	71,275
5.00%, 06/15/45 (Call 12/15/44)	100	117,187
5.60%, 07/15/41 (Call 01/15/41)	105	129,194
Diamond Offshore Drilling Inc. 4.88%, 11/01/43 (Call 05/01/43)	58	33,307
5.70%, 10/15/39	35	21,814
Ecopetrol SA 5.88%, 05/28/45	200	236,386
7.38%, 09/18/43	50	67,363
Encana Corp. 6.50%, 08/15/34	54	66,222
6.50%, 02/01/38	35	43,269
6.63%, 08/15/37	40	49,650
7.38%, 11/01/31	25	31,829
8.13%, 09/15/30	65	86,067
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	60	67,283
Equinor ASA 3.95%, 05/15/43	100	115,495
4.25%, 11/23/41	115	136,759
4.80%, 11/08/43	75	97,059
Exxon Mobil Corp. 3.10%, 08/16/49 (Call 02/16/49)	50	51,871
3.57%, 03/06/45 (Call 09/06/44)	75	83,244
4.11%, 03/01/46 (Call 09/01/45)	200	242,374
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(g)	200	260,336
Hess Corp. 5.60%, 02/15/41	75	83,506
5.80%, 04/01/47 (Call 10/01/46)	60	69,223
6.00%, 01/15/40	85	96,144
7.30%, 08/15/31	31	38,636
Husky Energy Inc., 6.80%, 09/15/37	45	59,042
KazMunayGas National Co. JSC, 6.38%, 10/24/48(g)	250	315,800
Kerr-McGee Corp., 7.88%, 09/15/31	25	34,471
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)	45	51,125
6.60%, 10/01/37	75	94,298
6.80%, 03/15/32	20	25,089
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)	40	42,136
4.75%, 09/15/44 (Call 03/15/44)	85	92,369

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 03/01/41 (Call 09/01/40)	$88	$111,876
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	35	43,432
Murphy Oil Corp., 5.63%, 12/01/42 (Call 06/01/42)	35	30,469
Nexen Inc. 5.88%, 03/10/35	100	132,896
6.40%, 05/15/37	210	301,197
Noble Energy Inc. 4.95%, 08/15/47 (Call 02/15/47)	25	27,932
5.05%, 11/15/44 (Call 05/15/44)	100	111,064
5.25%, 11/15/43 (Call 05/15/43)	15	16,937
6.00%, 03/01/41 (Call 09/01/40)	98	117,703
Noble Holding International Ltd. 5.25%, 03/15/42	40	17,548
6.05%, 03/01/41	25	11,265
6.20%, 08/01/40	26	11,991
8.95%, 04/01/45 (Call 10/01/44)	25	13,881
Occidental Petroleum Corp. 4.10%, 02/15/47 (Call 08/15/46)	110	108,787
4.20%, 03/15/48 (Call 09/15/47)	10	10,043
4.40%, 04/15/46 (Call 10/15/45)	124	126,644
4.63%, 06/15/45 (Call 12/15/44)	65	68,693
Pertamina Persero PT 5.63%, 05/20/43(g)	200	240,830
6.00%, 05/03/42(g)	200	250,262
Petrobras Global Finance BV 6.85%, 06/05/15	200	223,566
6.88%, 01/20/40	14	16,008
6.90%, 03/19/49	151	171,519
7.25%, 03/17/44	130	154,357
Petroleos del Peru SA, 4.75%, 06/19/32(g)	200	225,692
Petroleos Mexicanos 5.50%, 06/27/44	100	85,697
5.63%, 01/23/46	200	171,046
6.38%, 01/23/45	220	202,902
6.50%, 06/02/41	425	398,527
6.63%, 06/15/35	100	97,580
6.75%, 09/21/47	364	344,741
Petronas Capital Ltd., 4.50%, 03/18/45(g)	200	256,864
Phillips 66 4.65%, 11/15/34 (Call 05/15/34)	124	143,469
4.88%, 11/15/44 (Call 05/15/44)	190	227,343
Pride International LLC, 7.88%, 08/15/40	25	14,724
Rowan Companies Inc. 5.40%, 12/01/42 (Call 06/01/42)	25	11,835
5.85%, 01/15/44 (Call 07/15/43)(d)	25	12,347
Saudi Arabian Oil Co. 4.25%, 04/16/39(g)	200	226,604
4.38%, 04/16/49(g)	200	228,058
Shell International Finance BV 3.63%, 08/21/42	25	27,459
3.75%, 09/12/46	105	119,380
4.00%, 05/10/46	185	217,070
4.13%, 05/11/35	92	107,022
4.38%, 05/11/45	200	244,684
4.55%, 08/12/43	30	37,322
5.50%, 03/25/40	75	101,728
6.38%, 12/15/38	224	330,922
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(g)	300	360,273

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Suncor Energy Inc. 4.00%, 11/15/47 (Call 05/15/47)	$55	$60,530
5.35%, 07/15/33	10	12,448
5.95%, 12/01/34	50	66,470
6.50%, 06/15/38	120	168,636
6.80%, 05/15/38	115	164,221
6.85%, 06/01/39	25	36,407
7.15%, 02/01/32	26	36,101
Total Capital International SA, 3.46%, 07/12/49 (Call 01/12/49)	100	107,873
Transocean Inc. 6.80%, 03/15/38	65	42,911
7.50%, 04/15/31	40	30,987
9.35%, 12/15/41	25	20,837
Valaris PLC, 5.75%, 10/01/44 (Call 04/01/44)	50	24,901
Valero Energy Corp. 4.90%, 03/15/45	60	68,826
6.63%, 06/15/37	160	209,566
7.50%, 04/15/32	6	8,217
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(g)	50	29,907

		13,266,881

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	100	112,718
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	101	98,960
Halliburton Co. 4.50%, 11/15/41 (Call 05/15/41)	50	51,830
4.75%, 08/01/43 (Call 02/01/43)	68	72,786
4.85%, 11/15/35 (Call 05/15/35)	91	102,083
5.00%, 11/15/45 (Call 05/15/45)	145	162,191
6.70%, 09/15/38	63	83,719
7.45%, 09/15/39	27	38,082
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	89	78,864

		801,233

Packaging & Containers — 0.1%
Sealed Air Corp., 6.88%, 07/15/33(a)	25	29,141
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	64	80,489
WestRock MWV LLC, 8.20%, 01/15/30	10	13,987
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	65	71,790

		195,407

Pharmaceuticals — 3.0%
AbbVie Inc. 4.30%, 05/14/36 (Call 11/14/35)	230	245,070
4.40%, 11/06/42	155	163,099
4.45%, 05/14/46 (Call 11/14/45)	160	169,042
4.50%, 05/14/35 (Call 11/14/34)	125	135,767
4.70%, 05/14/45 (Call 11/14/44)	195	211,729
4.88%, 11/14/48 (Call 05/14/48)	35	39,309
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	10	10,704
Allergan Funding SCS 4.55%, 03/15/35 (Call 09/15/34)	139	148,752
4.75%, 03/15/45 (Call 09/15/44)	80	87,282
4.85%, 06/15/44 (Call 12/15/43)	108	118,423
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	60	61,981
4.30%, 12/15/47 (Call 06/15/47)	60	63,416
AstraZeneca PLC 4.00%, 09/18/42	40	44,952
4.38%, 11/16/45	53	63,358
4.38%, 08/17/48 (Call 02/17/48)	65	78,800

Security	Par (000)	Value

Pharmaceuticals (continued)
6.45%, 09/15/37	$225	$322,573
Bayer U.S. Finance II LLC 4.20%, 07/15/34 (Call 01/15/34)(a)	145	151,518
4.40%, 07/15/44 (Call 01/15/44)(a)	90	92,411
4.63%, 06/25/38 (Call 12/25/37)(a)	85	93,583
4.70%, 07/15/64 (Call 01/15/64)(a)	81	80,269
4.88%, 06/25/48 (Call 12/25/47)(a)	50	56,214
Bristol-Myers Squibb Co. 3.25%, 08/01/42	110	112,086
4.13%, 06/15/39 (Call 12/15/38)(a)	225	261,943
4.25%, 10/26/49 (Call 04/26/49)(a)	100	119,923
Cardinal Health Inc. 4.37%, 06/15/47 (Call 12/15/46)	50	48,184
4.50%, 11/15/44 (Call 05/15/44)	65	63,010
4.60%, 03/15/43	15	14,754
Cigna Corp. 4.80%, 08/15/38 (Call 02/15/38)	100	115,530
4.90%, 12/15/48 (Call 06/15/48)	285	337,828
CVS Health Corp. 4.78%, 03/25/38 (Call 09/25/37)	210	235,546
4.88%, 07/20/35 (Call 01/20/35)	115	129,895
5.05%, 03/25/48 (Call 09/25/47)	525	612,591
5.13%, 07/20/45 (Call 01/20/45)	225	260,752
5.30%, 12/05/43 (Call 06/05/43)	122	144,691
6.13%, 09/15/39	35	44,192
Eli Lilly & Co. 3.70%, 03/01/45 (Call 09/01/44)	129	143,685
3.88%, 03/15/39 (Call 09/15/38)	45	52,226
3.95%, 05/15/47 (Call 11/15/46)	100	116,885
3.95%, 03/15/49 (Call 09/15/48)	25	29,209
4.15%, 03/15/59 (Call 09/15/58)	25	29,927
5.55%, 03/15/37	75	100,394
Express Scripts Holding Co. 4.80%, 07/15/46 (Call 01/15/46)	85	97,431
6.13%, 11/15/41	51	66,015
GlaxoSmithKline Capital Inc. 4.20%, 03/18/43	93	110,733
5.38%, 04/15/34	65	85,472
6.38%, 05/15/38	135	196,980
Johnson & Johnson 3.40%, 01/15/38 (Call 07/15/37)	131	143,886
3.50%, 01/15/48 (Call 07/15/47)	53	59,921
3.55%, 03/01/36 (Call 09/01/35)	140	156,135
3.63%, 03/03/37 (Call 09/03/36)	110	123,864
3.70%, 03/01/46 (Call 09/01/45)	120	139,006
4.38%, 12/05/33 (Call 06/05/33)	59	71,910
4.50%, 09/01/40	50	62,830
4.50%, 12/05/43 (Call 06/05/43)	45	57,487
4.95%, 05/15/33	50	64,423
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	75	93,396
5.90%, 11/01/39	25	34,905
Merck &Co. Inc. 3.60%, 09/15/42 (Call 03/15/42)	96	107,587
3.70%, 02/10/45 (Call 08/10/44)	175	200,055
4.15%, 05/18/43	115	139,793
6.50%, 12/01/33	65	95,563
Mylan Inc. 5.20%, 04/15/48 (Call 10/15/47)	25	27,246
5.40%, 11/29/43 (Call 05/29/43)	75	80,660

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	$100	$109,317
Novartis Capital Corp. 3.70%, 09/21/42	10	11,347
4.00%, 11/20/45 (Call 05/20/45)	67	80,014
4.40%, 05/06/44	167	210,178
Pfizer Inc. 3.90%, 03/15/39 (Call 09/15/38)	10	11,477
4.00%, 12/15/36	150	174,153
4.10%, 09/15/38 (Call 03/15/38)	35	41,111
4.13%, 12/15/46	44	52,314
4.20%, 09/15/48 (Call 03/15/48)	100	121,055
4.30%, 06/15/43	60	72,083
4.40%, 05/15/44	115	140,144
5.60%, 09/15/40	60	82,807
7.20%, 03/15/39	175	278,210
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	8,009
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	106,210
Wyeth LLC 5.95%, 04/01/37	150	208,962
6.00%, 02/15/36	10	13,912
6.50%, 02/01/34	50	71,895
Zoetis Inc. 3.95%, 09/12/47 (Call 03/12/47)	100	110,574
4.70%, 02/01/43 (Call 08/01/42)	85	103,283

		9,633,856

Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(g)	200	247,538
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.20%, 12/01/47 (Call 06/01/47)	50	54,006
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	11,374
Buckeye Partners LP 5.60%, 10/15/44 (Call 04/15/44)	35	29,666
5.85%, 11/15/43 (Call 05/15/43)	25	21,564
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	37,099
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44).	50	63,053
DCP Midstream Operating LP 5.60%, 04/01/44 (Call 10/01/43)	40	37,758
6.45%, 11/03/36(a)	15	15,667
6.75%, 09/15/37(a)	25	26,354
8.13%, 08/16/30	25	31,402
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	65	64,388
Enbridge Energy Partners LP 5.50%, 09/15/40 (Call 03/15/40)	46	55,088
7.38%, 10/15/45 (Call 04/15/45)	50	74,810
Series B, 7.50%, 04/15/38	25	36,171
Enbridge Inc. 4.50%, 06/10/44 (Call 12/10/43)	35	38,309
5.50%, 12/01/46 (Call 05/29/46)(d)	39	50,355
Energy Transfer Operating LP 4.90%, 03/15/35 (Call 09/15/34)	70	73,673
5.15%, 03/15/45 (Call 09/15/44)	50	53,381
5.30%, 04/15/47 (Call 10/15/46)	60	65,876
5.95%, 10/01/43 (Call 04/01/43)	60	69,146
6.05%, 06/01/41 (Call 12/01/40)	50	57,688
6.13%, 12/15/45 (Call 06/15/45)	90	106,951
6.25%, 04/15/49 (Call 10/15/48)	25	31,000
6.50%, 02/01/42 (Call 08/01/41)	125	151,851
6.63%, 10/15/36	60	72,901

Security	Par (000)	Value

Pipelines (continued)
7.50%, 07/01/38	$25	$32,862
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	75	89,602
EnLink Midstream Partners LP 5.05%, 04/01/45 (Call 10/01/44)	40	32,954
5.45%, 06/01/47 (Call 12/01/46)	40	33,994
5.60%, 04/01/44 (Call 10/01/43)	15	12,749
Enterprise Products Operating LLC 4.25%, 02/15/48 (Call 08/15/47)	10	10,861
4.45%, 02/15/43 (Call 08/15/42)	54	59,649
4.80%, 02/01/49 (Call 08/01/48)	50	58,663
4.85%, 08/15/42 (Call 02/15/42)	233	268,910
4.85%, 03/15/44 (Call 09/15/43)	79	91,774
4.90%, 05/15/46 (Call 11/15/45)	15	17,742
4.95%, 10/15/54 (Call 04/15/54)	30	36,062
5.10%, 02/15/45 (Call 08/15/44)	189	226,492
5.70%, 02/15/42	50	63,251
5.95%, 02/01/41	27	34,665
6.13%, 10/15/39	60	78,112
6.45%, 09/01/40	50	68,163
7.55%, 04/15/38	10	14,406
Series D, 6.88%, 03/01/33	10	13,852
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	25	24,383
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	50	53,807
5.00%, 08/15/42 (Call 02/15/42)	55	59,415
5.00%, 03/01/43 (Call 09/01/42)	55	61,134
5.40%, 09/01/44 (Call 03/01/44)	50	58,232
5.50%, 03/01/44 (Call 09/01/43)	85	100,109
5.80%, 03/15/35	20	23,691
6.38%, 03/01/41	60	75,374
6.50%, 09/01/39	10	12,825
6.55%, 09/15/40	50	64,003
6.95%, 01/15/38	85	112,618
Kinder Morgan Inc./DE 5.05%, 02/15/46 (Call 08/15/45)	75	84,652
5.20%, 03/01/48 (Call 09/01/47)	60	70,604
5.30%, 12/01/34 (Call 06/01/34)	75	87,557
5.55%, 06/01/45 (Call 12/01/44)	105	125,639
7.75%, 01/15/32	75	105,421
7.80%, 08/01/31	70	96,354
Magellan Midstream Partners LP 4.20%, 10/03/47 (Call 04/03/47)	60	64,189
4.25%, 09/15/46 (Call 03/15/46)	15	16,322
4.85%, 02/01/49 (Call 08/01/48)	50	58,871
5.15%, 10/15/43 (Call 04/15/43)	25	29,892
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	150	154,461
4.70%, 04/15/48 (Call 10/15/47)	60	61,509
5.20%, 03/01/47 (Call 09/01/46)	115	125,595
5.50%, 02/15/49 (Call 08/15/48)	105	120,203
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	60	78,445
ONEOK Inc. 4.45%, 09/01/49 (Call 03/01/49)	50	50,809
5.20%, 07/15/48 (Call 01/15/48)	75	83,938
6.00%, 06/15/35	10	11,825
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	100	121,710
6.20%, 09/15/43 (Call 03/15/43)	60	74,661
6.85%, 10/15/37	35	45,286

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	$75	$85,249
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 06/15/44 (Call 12/15/43)	60	60,377
4.90%, 02/15/45 (Call 08/15/44)	60	61,396
5.15%, 06/01/42 (Call 12/01/41)	55	57,301
6.65%, 01/15/37	10	12,076
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)	25	26,329
Spectra Energy Partners LP 4.50%, 03/15/45 (Call 09/15/44)	75	81,826
5.95%, 09/25/43 (Call 03/25/43)	20	26,111
Sunoco Logistics Partners Operations LP 5.30%, 04/01/44 (Call 10/01/43)	65	69,261
5.35%, 05/15/45 (Call 11/15/44)	9	9,769
5.40%, 10/01/47 (Call 04/01/47)	129	143,860
6.10%, 02/15/42	10	11,558
Texas Eastern Transmission LP 4.15%, 01/15/48 (Call 07/15/47)(a)	50	53,319
7.00%, 07/15/32	25	33,817
TransCanada PipeLines Ltd. 4.63%, 03/01/34 (Call 12/01/33)	150	171,291
4.75%, 05/15/38 (Call 11/15/37)	25	28,903
4.88%, 05/15/48 (Call 11/15/47)	50	59,293
5.00%, 10/16/43 (Call 04/16/43)	25	29,320
5.10%, 03/15/49 (Call 09/15/48)	53	64,874
5.60%, 03/31/34	50	61,870
6.10%, 06/01/40	28	36,868
6.20%, 10/15/37	12	15,656
7.25%, 08/15/38	95	136,549
7.63%, 01/15/39	84	125,143
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)	75	84,478
Western Midstream Operating LP 5.30%, 03/01/48 (Call 09/01/47)	10	9,091
5.45%, 04/01/44 (Call 10/01/43)	110	102,134
Williams Companies Inc. (The) 4.85%, 03/01/48 (Call 09/01/47)	100	109,843
4.90%, 01/15/45 (Call 07/15/44)	50	54,641
5.10%, 09/15/45 (Call 03/15/45)	100	111,815
5.40%, 03/04/44 (Call 09/04/43)	10	11,397
5.75%, 06/24/44 (Call 12/24/43)	50	60,071
6.30%, 04/15/40	85	106,556
8.75%, 03/15/32	26	37,662
Series A, 7.50%, 01/15/31	25	33,189

		7,318,259

Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	50	57,524
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	10	12,140
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	35	41,600

		111,264

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(g)	200	284,266

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities Inc. 4.00%, 02/01/50 (Call 08/01/49)	50	55,467
4.70%, 07/01/30 (Call 04/01/30)	10	11,727

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc. 4.15%, 07/01/47 (Call 01/01/47)	$10	$12,000
4.35%, 04/15/48 (Call 10/15/47)	50	61,877
Crown Castle International Corp. 4.75%, 05/15/47 (Call 11/15/46)	50	59,857
5.20%, 02/15/49 (Call 08/15/48)	25	31,637
ERP Operating LP 4.50%, 07/01/44 (Call 01/01/44)	50	61,349
4.50%, 06/01/45 (Call 12/01/44)	50	61,717
Essex Portfolio LP 3.00%, 01/15/30 (Call 10/15/29)	200	205,216
4.50%, 03/15/48 (Call 09/15/47)	10	11,820
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	90	108,992
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	10	14,356
Kimco Realty Corp. 4.25%, 04/01/45 (Call 10/01/44)	90	97,011
4.45%, 09/01/47 (Call 03/01/47)	25	28,067
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	75	95,531
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	50	50,633
Simon Property Group LP 4.25%, 10/01/44 (Call 04/01/44)(d)	70	83,357
4.25%, 11/30/46 (Call 05/30/46)	25	30,087
4.75%, 03/15/42 (Call 09/15/41)	20	25,010
6.75%, 02/01/40 (Call 11/01/39)	65	98,114
Ventas Realty LP 4.38%, 02/01/45 (Call 08/01/44)	40	44,844
5.70%, 09/30/43 (Call 03/30/43)	85	112,293
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(d)	50	59,921
Welltower Inc. 4.95%, 09/01/48 (Call 03/01/48)	25	30,759
6.50%, 03/15/41 (Call 09/15/40)	50	68,459
Weyerhaeuser Co., 7.38%, 03/15/32	125	177,649

		1,697,750

Retail — 1.5%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	70	78,376
Bed Bath & Beyond Inc. 4.92%, 08/01/34 (Call 02/01/34)(d)	35	25,874
5.17%, 08/01/44 (Call 02/01/44)	40	27,846
Home Depot Inc. (The) 3.50%, 09/15/56 (Call 03/15/56)	75	81,892
3.90%, 06/15/47 (Call 12/15/46)	72	83,649
4.20%, 04/01/43 (Call 10/01/42)	40	47,657
4.25%, 04/01/46 (Call 10/01/45)	115	139,781
4.40%, 03/15/45 (Call 09/15/44)	75	92,644
4.88%, 02/15/44 (Call 08/15/43)	99	128,592
5.40%, 09/15/40 (Call 03/15/40)	15	20,325
5.88%, 12/16/36	227	321,194
5.95%, 04/01/41 (Call 10/01/40)	117	168,655
JC Penney Corp. Inc. 6.38%, 10/15/36(d)	10	2,599
7.40%, 04/01/37(d)	25	6,725
7.63%, 03/01/97	25	6,199
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	55	57,236
L Brands Inc. 6.75%, 07/01/36	50	42,175
6.88%, 11/01/35	50	42,405
6.95%, 03/01/33	35	28,445
7.60%, 07/15/37	25	21,231

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc. 3.70%, 04/15/46 (Call 10/15/45)	$66	$67,321
4.05%, 05/03/47 (Call 11/03/46)	150	162,286
4.25%, 09/15/44 (Call 03/15/44)	40	43,870
4.38%, 09/15/45 (Call 03/15/45)	67	74,762
4.65%, 04/15/42 (Call 10/15/41)	80	91,920
5.50%, 10/15/35	20	24,361
Macy’s Retail Holdings Inc., 4.50%, 12/15/34 (Call 06/15/34)	7	6,429
McDonald’s Corp. 3.63%, 05/01/43	35	36,272
3.63%, 09/01/49 (Call 03/01/49)	50	51,608
3.70%, 02/15/42	40	42,027
4.45%, 03/01/47 (Call 09/01/46)	90	105,627
4.60%, 05/26/45 (Call 11/26/44)	70	83,079
4.70%, 12/09/35 (Call 06/09/35)	58	69,790
4.88%, 07/15/40	25	30,162
4.88%, 12/09/45 (Call 06/09/45)	150	184,821
6.30%, 10/15/37	50	69,756
6.30%, 03/01/38	60	83,561
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	55	53,034
QVC Inc., 5.45%, 08/15/34 (Call 02/15/34)	25	25,495
Starbucks Corp. 3.75%, 12/01/47 (Call 06/01/47)	125	131,517
4.30%, 06/15/45 (Call 12/10/44)	10	11,231
4.45%, 08/15/49 (Call 02/15/49)	75	87,753
Target Corp. 3.63%, 04/15/46	110	123,419
3.90%, 11/15/47 (Call 05/15/47)	75	88,479
4.00%, 07/01/42	100	117,026
Walgreen Co., 4.40%, 09/15/42	25	25,321
Walgreens Boots Alliance Inc. 4.50%, 11/18/34 (Call 05/18/34)	10	10,697
4.65%, 06/01/46 (Call 12/01/45)	100	105,906
4.80%, 11/18/44 (Call 05/18/44)	90	95,269
Walmart Inc. 3.63%, 12/15/47 (Call 06/15/47)	144	167,435
3.95%, 06/28/38 (Call 12/28/37)	75	89,986
4.00%, 04/11/43 (Call 10/11/42)	58	69,467
4.05%, 06/29/48 (Call 12/29/47)	220	273,955
4.30%, 04/22/44 (Call 10/22/43)	79	99,285
5.00%, 10/25/40	35	47,056
5.25%, 09/01/35	185	249,994
5.63%, 04/01/40	15	21,437
5.63%, 04/15/41	5	7,262
6.20%, 04/15/38	50	76,132
6.50%, 08/15/37	30	46,306
Yum! Brands Inc., 6.88%, 11/15/37	50	55,735

		4,730,349

Semiconductors — 0.5%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	40	51,033
Applied Materials Inc. 4.35%, 04/01/47 (Call 10/01/46)	90	110,063
5.10%, 10/01/35 (Call 04/01/35)	35	45,012
5.85%, 06/15/41	70	96,566
Intel Corp. 3.73%, 12/08/47 (Call 06/08/47)	225	255,884
4.00%, 12/15/32	60	71,422
4.10%, 05/19/46 (Call 11/19/45)	76	90,139
4.10%, 05/11/47 (Call 11/11/46)	70	83,702
4.25%, 12/15/42	25	30,189

Security	Par (000)	Value

Semiconductors (continued)
4.80%, 10/01/41	$50	$63,974
KLA Corp., 5.00%, 03/15/49 (Call 09/15/48)	25	30,933
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	65	79,715
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)	97	110,151
4.65%, 05/20/35 (Call 11/20/34)	105	123,773
4.80%, 05/20/45 (Call 11/20/44)	95	114,543
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	115	141,888

		1,498,987

Software — 1.4%
Fidelity National Information Services Inc. 4.50%, 08/15/46 (Call 02/15/46)	55	64,445
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	50	61,447
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	160	184,312
Microsoft Corp. 3.45%, 08/08/36 (Call 02/08/36)	90	101,078
3.50%, 02/12/35 (Call 08/12/34)	115	129,316
3.50%, 11/15/42	100	112,839
3.70%, 08/08/46 (Call 02/08/46)	255	299,521
3.75%, 02/12/45 (Call 08/12/44)	115	134,706
3.95%, 08/08/56 (Call 02/08/56)	169	206,134
4.00%, 02/12/55 (Call 08/12/54)	150	184,340
4.10%, 02/06/37 (Call 08/06/36)	175	211,563
4.20%, 11/03/35 (Call 05/03/35)	55	66,783
4.25%, 02/06/47 (Call 08/06/46)	175	223,347
4.45%, 11/03/45 (Call 05/03/45)	160	207,875
4.50%, 10/01/40	30	38,402
4.50%, 02/06/57 (Call 08/06/56)	140	187,632
4.75%, 11/03/55 (Call 05/03/55)	65	89,990
4.88%, 12/15/43 (Call 06/15/43)	45	60,623
5.20%, 06/01/39	30	41,459
5.30%, 02/08/41	142	199,422
Oracle Corp. 3.25%, 05/15/30 (Call 02/15/30)	170	183,357
3.80%, 11/15/37 (Call 05/15/37)	123	137,391
3.85%, 07/15/36 (Call 01/15/36)	80	89,755
3.90%, 05/15/35 (Call 11/15/34)	75	84,608
4.00%, 07/15/46 (Call 01/15/46)	190	216,824
4.00%, 11/15/47 (Call 05/15/47)	125	143,364
4.13%, 05/15/45 (Call 11/15/44)	130	149,761
4.30%, 07/08/34 (Call 01/08/34)	110	129,589
4.38%, 05/15/55 (Call 11/15/54)	85	102,636
4.50%, 07/08/44 (Call 01/08/44)	51	61,775
5.38%, 07/15/40	144	191,951
6.13%, 07/08/39	79	112,502
6.50%, 04/15/38	75	110,357

		4,519,104

Telecommunications — 4.0%
America Movil SAB de CV 6.13%, 11/15/37	25	34,173
6.13%, 03/30/40	254	352,273
6.38%, 03/01/35	40	55,266
AT&T Inc. 4.30%, 02/15/30 (Call 11/15/29)	115	127,636
4.30%, 12/15/42 (Call 06/15/42)	150	157,930
4.35%, 06/15/45 (Call 12/15/44)	220	234,513
4.50%, 05/15/35 (Call 11/15/34)	210	233,554
4.50%, 03/09/48 (Call 09/09/47)	285	311,194
4.55%, 03/09/49 (Call 09/09/48)	125	136,610

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.65%, 06/01/44 (Call 12/01/43)	$75	$81,140
4.75%, 05/15/46 (Call 11/15/45)	200	223,346
4.80%, 06/15/44 (Call 12/15/43)	200	223,108
4.85%, 03/01/39 (Call 09/01/38)	65	74,724
4.85%, 07/15/45 (Call 01/15/45)	41	46,514
4.90%, 08/15/37 (Call 02/14/37)	50	57,327
4.90%, 06/15/42	135	152,002
5.15%, 03/15/42	75	86,783
5.15%, 11/15/46 (Call 05/15/46)	115	134,787
5.15%, 02/15/50 (Call 08/14/49)	150	178,228
5.25%, 03/01/37 (Call 09/01/36)	250	296,740
5.30%, 08/15/58 (Call 02/14/58)	25	29,409
5.35%, 09/01/40	135	160,510
5.35%, 12/15/43	70	82,666
5.38%, 10/15/41	10	11,754
5.45%, 03/01/47 (Call 09/01/46)	100	122,734
5.55%, 08/15/41	35	42,323
5.65%, 02/15/47 (Call 08/15/46)	120	149,930
5.70%, 03/01/57 (Call 09/01/56)	115	145,791
6.00%, 08/15/40 (Call 05/15/40)	75	94,305
6.10%, 07/15/40	25	31,945
6.25%, 03/29/41	30	38,531
6.38%, 03/01/41	100	130,730
6.50%, 09/01/37	50	65,445
6.55%, 02/15/39	25	33,157
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	75	88,624
4.46%, 04/01/48 (Call 10/01/47)	80	96,532
British Telecommunications PLC, 9.63%, 12/15/30	200	306,578
CenturyLink Inc.
Series P, 7.60%, 09/15/39	50	48,055
Series U, 7.65%, 03/15/42	25	23,876
Cisco Systems Inc.
5.50%, 01/15/40	140	196,237
5.90%, 02/15/39	150	217,206
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	105	108,942
4.70%, 03/15/37 (Call 09/15/36)	10	11,335
4.75%, 03/15/42	70	81,708
5.75%, 08/15/40	45	57,480
Deutsche Telekom International Finance BV 4.88%, 03/06/42(a)	50	59,518
8.75%, 06/15/30	299	446,954
9.25%, 06/01/32	85	135,928
Embarq Corp., 8.00%, 06/01/36	102	99,969
Frontier Communications Corp., 9.00%, 08/15/31	50	25,324
Juniper Networks Inc., 5.95%, 03/15/41	40	44,564
Koninklijke KPN NV, 8.38%, 10/01/30	25	34,286
Motorola Solutions Inc., 5.50%, 09/01/44	30	32,146
Nokia OYJ, 6.63%, 05/15/39	25	28,712
Orange SA
5.38%, 01/13/42	38	49,390
5.50%, 02/06/44 (Call 08/06/43)	45	60,270
9.00%, 03/01/31	165	260,870
Qwest Corp. 6.88%, 09/15/33 (Call 09/15/19)	89	89,624
7.13%, 11/15/43 (Call 11/15/19)	25	25,049
Rogers Communications Inc. 4.30%, 02/15/48 (Call 08/15/47)	60	69,727
4.35%, 05/01/49 (Call 11/01/48)	50	58,573

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 03/15/43 (Call 09/15/42)	$60	$70,109
5.00%, 03/15/44 (Call 09/15/43)	100	125,127
5.45%, 10/01/43 (Call 04/01/43)	25	32,480
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	49	50,576
Sprint Capital Corp., 8.75%, 03/15/32	140	175,295
Telecom Italia Capital SA 6.00%, 09/30/34	75	76,448
6.38%, 11/15/33	75	79,377
7.20%, 07/18/36	65	72,230
7.72%, 06/04/38	58	66,774
Telefonica Emisiones SA 4.67%, 03/06/38	25	27,591
4.90%, 03/06/48	150	167,736
5.21%, 03/08/47	200	232,650
5.52%, 03/01/49 (Call 09/01/48)	25	30,400
7.05%, 06/20/36	150	204,691
Telefonica Europe BV, 8.25%, 09/15/30	65	94,691
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	100	116,464
U.S. Cellular Corp., 6.70%, 12/15/33	25	26,641
Verizon Communications Inc. 3.85%, 11/01/42 (Call 05/01/42)	105	113,738
4.13%, 08/15/46	150	170,451
4.27%, 01/15/36	35	40,056
4.40%, 11/01/34 (Call 05/01/34)	175	203,070
4.50%, 08/10/33	100	117,895
4.52%, 09/15/48	315	377,880
4.67%, 03/15/55	247	302,975
4.75%, 11/01/41	112	135,720
4.81%, 03/15/39	100	122,023
4.86%, 08/21/46	325	404,729
5.01%, 04/15/49	269	344,664
5.01%, 08/21/54	40	51,584
5.25%, 03/16/37	210	265,062
5.50%, 03/16/47	105	141,622
5.85%, 09/15/35	50	65,556
6.40%, 09/15/33	15	20,424
6.55%, 09/15/43	132	192,766
Vodafone Group PLC 4.38%, 02/19/43	102	109,099
4.88%, 06/19/49	50	57,701
5.00%, 05/30/38	250	290,077
5.25%, 05/30/48	50	59,997
6.15%, 02/27/37	225	287,651
6.25%, 11/30/32	33	42,428
7.88%, 02/15/30	90	125,110

		12,786,113

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 5.10%, 05/15/44 (Call 11/15/43)	75	78,448
6.35%, 03/15/40	30	35,579
Mattel Inc. 5.45%, 11/01/41 (Call 05/01/41)	26	20,466
6.20%, 10/01/40(d)	25	21,267

		155,760

Transportation — 1.6%
Burlington Northern Santa Fe LLC 3.55%, 02/15/50 (Call 08/15/49)	30	32,884
3.90%, 08/01/46 (Call 02/01/46)	65	74,196
4.13%, 06/15/47 (Call 12/15/46)	35	41,589

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.15%, 04/01/45 (Call 10/01/44)	$110	$129,191
4.15%, 12/15/48 (Call 06/15/48)	60	71,861
4.38%, 09/01/42 (Call 03/01/42)	10	11,928
4.45%, 03/15/43 (Call 09/15/42)	39	46,933
4.55%, 09/01/44 (Call 03/01/44)	90	109,961
4.90%, 04/01/44 (Call 10/01/43)	79	100,966
5.05%, 03/01/41 (Call 09/01/40)	25	32,074
5.15%, 09/01/43 (Call 03/01/43)	125	162,382
5.40%, 06/01/41 (Call 12/01/40)	10	13,355
5.75%, 05/01/40 (Call 11/01/39)	190	260,748
6.15%, 05/01/37	25	35,309
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	26,471
3.65%, 02/03/48 (Call 08/03/47)	50	57,035
6.20%, 06/01/36	35	50,874
6.38%, 11/15/37	73	108,455
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	55	66,924
4.80%, 08/01/45 (Call 02/01/45)	25	32,150
5.95%, 05/15/37	26	35,353
6.13%, 09/15/15 (Call 03/15/15)	78	119,216
7.13%, 10/15/31	15	21,536
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	73	78,454
3.95%, 05/01/50 (Call 11/01/49)	75	82,765
4.10%, 03/15/44 (Call 09/15/43)	53	59,164
4.25%, 11/01/66 (Call 05/01/66)	75	81,683
4.30%, 03/01/48 (Call 09/01/47)	25	29,034
4.50%, 08/01/54 (Call 02/01/54)	25	29,415
4.75%, 05/30/42 (Call 11/30/41)	60	71,845
5.50%, 04/15/41 (Call 10/15/40)	25	32,126
6.00%, 10/01/36	56	73,457
6.15%, 05/01/37	15	20,010
6.22%, 04/30/40	40	54,796
FedEx Corp.
3.88%, 08/01/42	15	14,770
3.90%, 02/01/35	75	78,393
4.05%, 02/15/48 (Call 08/15/47)	65	66,568
4.10%, 04/15/43	40	40,922
4.10%, 02/01/45	60	61,330
4.40%, 01/15/47 (Call 07/15/46)	47	50,153
4.55%, 04/01/46 (Call 10/01/45)	75	81,727
4.75%, 11/15/45 (Call 05/15/45)	108	120,922
4.90%, 01/15/34	25	29,643
5.10%, 01/15/44	108	125,925
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	55,269
4.70%, 05/01/48 (Call 11/01/47)	50	60,918
4.95%, 08/15/45 (Call 02/15/45)	10	12,243
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(g)	200	218,080
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	84	94,079
3.95%, 10/01/42 (Call 04/01/42)	51	56,664
4.05%, 08/15/52 (Call 02/15/52)	75	85,407
4.10%, 05/15/49 (Call 11/15/48)	80	92,315
4.65%, 01/15/46 (Call 07/15/45)	50	61,247
4.84%, 10/01/41	40	49,390
5.10%, 08/01/18 (Call 02/01/18)	50	63,659
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	95	100,016

Security	Par (000)	Value

Transportation (continued)
3.55%, 08/15/39 (Call 02/15/39)	$50	$53,550
3.80%, 10/01/51 (Call 04/01/51)	104	113,672
3.88%, 02/01/55 (Call 08/01/54)	30	32,623
4.00%, 04/15/47 (Call 10/15/46)	85	96,571
4.05%, 11/15/45 (Call 05/15/45)	10	11,223
4.05%, 03/01/46 (Call 09/01/45)	30	33,988
4.10%, 09/15/67 (Call 03/15/67)	50	54,579
4.25%, 04/15/43 (Call 10/15/42)	10	11,440
4.30%, 03/01/49 (Call 09/01/48)	50	59,552
4.38%, 09/10/38 (Call 03/10/38)	50	59,018
4.38%, 11/15/65 (Call 05/15/65)	124	141,178
4.75%, 09/15/41 (Call 03/15/41)	10	12,039
4.80%, 09/10/58 (Call 03/10/58)	60	74,915
4.82%, 02/01/44 (Call 08/01/43)	50	61,251
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	45	46,809
3.63%, 10/01/42	60	64,340
3.75%, 11/15/47 (Call 05/15/47)	117	128,908
4.88%, 11/15/40 (Call 05/15/40)	85	104,717
6.20%, 01/15/38	75	106,576
XPO CNW Inc., 6.70%, 05/01/34	25	24,526

		5,165,255

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	15	18,256

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	25	27,520
4.20%, 09/01/48 (Call 03/01/48)	45	52,892
4.30%, 12/01/42 (Call 06/01/42)	25	28,811
4.30%, 09/01/45 (Call 03/01/45)	10	11,817
6.59%, 10/15/37	90	130,597
Aqua America Inc., 4.28%, 05/01/49 (Call 11/01/48)	35	41,380

		293,017

Total Corporate Bonds & Notes — 49.9% (Cost: $145,475,874)		160,535,568

Foreign Government Obligations(h)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(g)	200	211,122

Argentina — 0.2%
Argentine Republic Government International Bond
3.75%, 12/31/38(f)	75	23,907
6.88%, 01/11/48	200	75,620
7.13%, 07/06/36	150	55,677
7.13%, 06/28/17(d)	190	73,925
7.63%, 04/22/46	150	57,006
8.28%, 12/31/33	210	84,030
Series NY, 3.75%, 12/31/38(d)(f)	400	144,572
Series NY, 8.28%, 12/31/33	225	92,052

		606,789

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(g)	200	241,648

Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(g)	200	202,898

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil — 0.3%
Brazilian Government International Bond
5.00%, 01/27/45(d)	$200	$213,400
5.63%, 01/07/41	250	286,325
5.63%, 02/21/47	200	229,494
7.13%, 01/20/37	200	259,518

		988,737

Canada — 0.1%
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	265	398,851

Chile — 0.1%
Chile Government International Bond
3.63%, 10/30/42	150	173,430
3.86%, 06/21/47	200	242,338

		415,768

Colombia — 0.4%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	400	483,016
5.63%, 02/26/44 (Call 08/26/43)	200	257,766
6.13%, 01/18/41	200	267,106
7.38%, 09/18/37	100	145,839

		1,153,727

Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(g)	200	201,330

Dominican Republic — 0.1%
Dominican Republic International Bond
6.85%, 01/27/45(g)	200	229,838
7.45%, 04/30/44(g)	200	242,396

		472,234

Egypt — 0.1%
Egypt Government International Bond
6.88%, 04/30/40(g)	200	197,028
8.50%, 01/31/47(g)	200	217,250

		414,278

El Salvador — 0.1%
El Salvador Government International Bond
7.65%, 06/15/35(g)	150	160,990
8.25%, 04/10/32(g)	60	68,209

		229,199

Ghana — 0.1%
Ghana Government International Bond
8.13%, 03/26/32(g)	200	195,708
10.75%, 10/14/30(g)	200	249,468

		445,176

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	168,555

Indonesia — 0.6%
Indonesia Government International Bond
4.35%, 01/11/48	400	455,820
4.63%, 04/15/43(g)	200	229,408
5.13%, 01/15/45(g)	200	246,174
5.25%, 01/17/42(g)	200	248,046
5.25%, 01/08/47(g)	200	251,508
6.63%, 02/17/37(g)	100	139,186
7.75%, 01/17/38(g)	100	153,651
8.50%, 10/12/35(g)	100	160,137

		1,883,930

Security	Par (000)	Value

Israel — 0.1%
Israel Government AID Bond, 5.50%, 09/18/33	$40	$57,296
Israel Government International Bond, 4.50%, 01/30/43	200	254,106

		311,402

Italy — 0.0%
Republic of Italy Government International Bond, 5.38%, 06/15/33	50	58,507

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 12/30/19)(f)(g)	176	174,332

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	259,958

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(g)	200	244,106

Kenya — 0.1%
Kenya Government International Bond, 8.00%, 05/22/32(g)	200	211,774

Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(g)	200	133,092
7.25%, 03/23/37(g)	50	33,318

		166,410

Mexico — 0.7%
Mexico Government International Bond
4.35%, 01/15/47	200	210,376
4.50%, 01/31/50 (Call 07/31/49)	200	214,318
4.60%, 01/23/46	200	216,772
4.75%, 03/08/44	500	552,615
5.55%, 01/21/45	250	307,845
5.75%, 10/12/10	200	236,992
6.75%, 09/27/34	160	217,106
7.50%, 04/08/33	100	141,116
8.30%, 08/15/31	75	110,488

		2,207,628

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(g)	200	192,680
8.75%, 01/21/31(g)	200	219,956

		412,636

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(g)	200	186,054
6.75%, 01/17/48(g)	200	188,150

		374,204

Panama — 0.2%
Panama Government International Bond
4.30%, 04/29/53	200	245,774
4.50%, 05/15/47 (Call 11/15/46)	200	248,736
6.70%, 01/26/36	200	292,324

		786,834

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(g)	200	251,270

Peru — 0.2%
Peruvian Government International Bond 2.84%, 06/20/30	100	105,977

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
5.63%, 11/18/50	$150	$229,403
6.55%, 03/14/37	100	151,970
8.75%, 11/21/33	77	131,613

		618,963

Philippines — 0.4%
Philippine Government International Bond
3.70%, 02/02/42	200	236,860
3.95%, 01/20/40	300	361,485
6.38%, 01/15/32	165	232,295
6.38%, 10/23/34	100	147,151
7.75%, 01/14/31	100	151,851
9.50%, 02/02/30	100	165,733

		1,295,375

Qatar — 0.5%
Qatar Government International Bond
4.63%, 06/02/46(g)	200	256,560
4.82%, 03/14/49(g)	200	258,042
5.10%, 04/23/48(g)	600	802,986
9.75%, 06/15/30(a)	200	339,252

		1,656,840

Romania — 0.1%
Romanian Government International Bond
5.13%, 06/15/48(g)	100	116,745
6.13%, 01/22/44(g)	100	131,440

		248,185

Russia — 0.4%
Russian Foreign Bond — Eurobond, 7.50%, 03/31/30(f)(g)	37	42,354
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(g)	400	452,244
5.25%, 06/23/47(g)	400	476,400
5.63%, 04/04/42(g)	200	247,348
7.50%, 03/31/30(f)(g)	184	207,535

		1,425,881

Saudi Arabia — 0.4%
Saudi Government International Bond
4.50%, 04/17/30(g)	200	233,706
4.50%, 10/26/46(g)	400	465,976
4.63%, 10/04/47(g)	217	256,405
5.00%, 04/17/49(g)	200	250,744
5.25%, 01/16/50(g)	200	258,606

		1,465,437

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(g)	200	198,124

South Africa — 0.2%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	197,872
5.38%, 07/24/44	200	205,054
6.25%, 03/08/41	100	113,557

		516,483

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	253,044

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka, 7.55%, 03/28/30	200	200,798

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	134,233

Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank
3.20%, 08/07/42	$50	$59,775
3.88%, 10/28/41	30	39,445
4.38%, 01/24/44	35	50,066
International Bank for Reconstruction & Development, 4.75%, 02/15/35	70	95,792

		379,311

Turkey — 0.4%
Turkey Government International Bond
4.88%, 04/16/43	200	153,874
5.75%, 05/11/47	200	164,204
6.00%, 01/14/41	300	255,720
6.63%, 02/17/45	200	181,474
6.75%, 05/30/40	100	93,441
6.88%, 03/17/36	135	129,554
8.00%, 02/14/34	200	212,764
11.88%, 01/15/30(d)	100	133,791

		1,324,822

Ukraine — 0.1%
Ukraine Government International Bond, 7.38%, 09/25/32(g)	200	206,126

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, 4.13%, 10/11/47(g)	200	249,192

Uruguay — 0.3%
Uruguay Government International Bond
4.38%, 01/23/31 (Call 10/23/30)	100	112,537
4.98%, 04/20/55	100	123,192
5.10%, 06/18/50	250	310,895
7.63%, 03/21/36	100	151,661
7.88%, 01/15/33	90	136,939

		835,224

Venezuela — 0.0%
Venezuela Government International Bond
7.00%, 03/31/38(g)(i)	80	11,813
9.38%, 01/13/34(i)	70	10,346
11.95%, 08/05/31(g)(i)	250	37,681

		59,840

Total Foreign Government Obligations — 7.6% (Cost: $23,230,573)		24,426,948

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	65,877

California — 1.1%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	175	303,588
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	166,361
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	72,121
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	84,917
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	60	82,621
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	82,841

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	$50	$70,358
Series A, 6.60%, 07/01/50	100	169,726
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	201,235
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	230,239
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	76,050
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	127,141
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	114,418
State of California GO BAB
7.30%, 10/01/39	185	294,141
7.50%, 04/01/34	120	189,317
7.55%, 04/01/39	200	335,312
7.60%, 11/01/40	305	525,030
7.95%, 03/01/36 (Call 03/01/20)	100	102,843
University of California RB, Series AQ, 4.77%, 05/15/15	100	138,488
University of California RB BAB, 5.77%, 05/15/43	50	69,665

		3,436,412

Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	20	31,506

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	55	74,929
Project M, Series 2010-A, 6.66%, 04/01/57	50	71,771

		146,700

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	200	267,902
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	75,909
State of Illinois GO, 5.10%, 06/01/33(d)	550	598,400
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	124,911

		1,067,122

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	70,134

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	100	136,171
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	34,484
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	68,496

		239,151

New Jersey — 0.2%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	100	129,836
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	100	159,572
Series F, 7.41%, 01/01/40	150	246,946

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 6.10%, 12/15/28 (Call 12/15/20)	$75	$78,452

		614,806

New York — 0.6%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	134,560
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	247,622
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	67,390
5.57%, 11/01/38	150	200,484
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	145,161
5.72%, 06/15/42	150	222,887
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	130,620
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	69,631
Port Authority of New York & New Jersey RB 6.04%, 12/01/29	190	255,259
Series 168, 4.93%, 10/01/51	80	110,011
Series 174, 4.46%, 10/01/62	150	194,676
Series 181, 4.96%, 08/01/46	50	67,579

		1,845,880

Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	207,107
Series E, 6.27%, 02/15/50	50	70,625
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	75	106,954
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	133,831
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,904

		548,421

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	50	70,032

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	58,857

Texas — 0.3%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	62,169
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	35,503
5.81%, 02/01/41	50	73,125
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	50	75,031
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	42,002
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	42,515
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	83,691
State of Texas GO BAB, 5.52%, 04/01/39	100	140,605
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	75	93,260

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	$150	$193,915

		841,816

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	67,024

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	26,852

Total Municipal Debt Obligations — 2.8% (Cost: $8,037,981)		9,130,590

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association, 3.61%, 02/25/31	300	339,650
Freddie Mac Multifamily Structured Pass Through Certificates, 2.99%, 05/25/31	90	97,253

		436,903

U.S. Government Agency Obligations — 1.1%
Federal Home Loan Banks, 5.50%, 07/15/36	150	223,493
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	375	564,915
6.75%, 03/15/31	450	682,033
Federal National Mortgage Association
6.63%, 11/15/30	200	298,312
7.25%, 05/15/30	330	505,213
Tennessee Valley Authority
4.70%, 07/15/33	40	52,316
3.50%, 12/15/42	50	59,053
5.25%, 09/15/39	65	93,345
5.38%, 04/01/56	500	827,420
7.13%, 05/01/30	225	337,597

		3,643,697

U.S. Government Obligations — 37.1%
U.S. Treasury Note/Bond
2.25%, 08/15/46	4,450	4,705,875
2.50%, 02/15/45	6,500	7,201,797
2.50%, 02/15/46	3,175	3,521,273
2.50%, 05/15/46	3,750	4,161,914
2.75%, 08/15/42	1,800	2,075,344
2.75%, 08/15/47	3,550	4,142,961
2.75%, 11/15/47	3,500	4,087,891
2.88%, 05/15/43	2,800	3,298,750
2.88%, 08/15/45	3,975	4,713,480
2.88%, 11/15/46	3,150	3,753,422
2.88%, 05/15/49(d)	2,000	2,406,875
3.00%, 05/15/45	4,075	4,933,934
3.00%, 11/15/45	2,100	2,548,547
3.00%, 02/15/47	4,275	5,216,836
3.00%, 05/15/47	2,740	3,344,513
3.00%, 02/15/48	7,250	8,875,586
3.00%, 08/15/48	3,710	4,549,387
3.00%, 02/15/49	2,055	2,528,613
3.13%, 11/15/41	1,200	1,465,875

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 08/15/44	$2,050	$2,525,023
3.13%, 05/15/48	2,885	3,614,364
3.38%, 05/15/44	1,450	1,856,680
3.50%, 02/15/39	790	1,011,570
3.63%, 08/15/43	2,950	3,907,828
3.63%, 02/15/44	2,350	3,121,461
3.75%, 11/15/43	2,000	2,702,500
3.88%, 08/15/40	1,450	1,961,578
4.25%, 05/15/39	1,000	1,407,344
4.25%, 11/15/40	1,000	1,420,000
4.38%, 11/15/39	2,530	3,627,388
4.38%, 05/15/40	1,095	1,575,260
4.50%, 08/15/39	2,450	3,560,539
4.75%, 02/15/37	850	1,241,664
4.75%, 02/15/41	2,000	3,026,250
5.00%, 05/15/37	500	751,797
5.38%, 02/15/31	2,275	3,189,266
6.25%, 05/15/30	800	1,172,625

		119,206,010

Total U.S. Government & Agency Obligations — 38.3% (Cost: $107,593,595)		123,286,610

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(j)(k)(l)	6,404	6,404,198

Total Short-Term Investments — 2.0% (Cost: $6,404,198)		6,404,198

Total Investments in Securities — 100.6% (Cost: $290,742,221)		323,783,914

Other Assets, Less Liabilities — (0.6)%		(1,946,223)

Net Assets — 100.0%		$321,837,691

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is on loan.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core 10+ Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	3,140	3,264	6,404	$6,404,198	$18,064	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$160,535,568	$—	$160,535,568
Foreign Government Obligations	—	24,426,948	—	24,426,948
Municipal Debt Obligations	—	9,130,590	—	9,130,590
U.S. Government & Agency Obligations	—	123,286,610	—	123,286,610
Money Market Funds	6,404,198	—	—	6,404,198

	$6,404,198	$317,379,716	$—	$323,783,914

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

August 31, 2019

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$85,673,609	$317,379,716
Affiliated(c)	15,363,198	6,404,198
Cash	—	983
Receivables:
Investments sold	2,711,091	1,363,076
Securities lending income — Affiliated	257	1,592
Capital shares sold	590,948	144,220
Dividends	24,467	2,702
Interest	478,922	2,790,144

Total assets	104,842,492	328,086,631

LIABILITIES
Collateral on securities loaned, at value	173,269	4,223,198
Payables:
Investments purchased	18,090,280	2,009,090
Investment advisory fees	3,143	16,652

Total liabilities	18,266,692	6,248,940

NET ASSETS	$86,575,800	$321,837,691

NET ASSETS CONSIST OF:
Paid-in capital	$83,831,763	$285,781,239
Accumulated earnings	2,744,037	36,056,452

NET ASSETS	$86,575,800	$321,837,691

Shares outstanding	1,700,000	4,550,000

Net asset value	$50.93	$70.73

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$168,092	$4,098,327
(b) Investments, at cost — Unaffiliated	$82,798,870	$284,338,023
(c) Investments, at cost — Affiliated	$15,360,545	$6,404,198

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Operations  (unaudited)

Six Months Ended August 31, 2019

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$138,413	$11,066
Interest — Unaffiliated	987,890	5,137,123
Securities lending income — Affiliated — net	1,318	6,998
Other income — Unaffiliated	—	1,849

Total investment income	1,127,621	5,157,036

EXPENSES
Investment advisory fees	20,871	82,256

Total expenses	20,871	82,256
Less:
Investment advisory fees waived	(4,958)	—

Total expenses after fees waived	15,913	82,256

Net investment income	1,111,708	5,074,780

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	279,194	212,681
Investments — Affiliated	402	—
In-kind redemptions — Unaffiliated	—	4,259,857

Net realized gain	279,596	4,472,538

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	3,125,307	42,763,521
Investments — Affiliated	993	—

Net change in unrealized appreciation (depreciation)	3,126,300	42,763,521

Net realized and unrealized gain	3,405,896	47,236,059

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,517,604	$52,310,839

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF			iShares Core 10+ Year USD Bond ETF

	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,111,708	$1,594,564	$5,074,780	$8,559,778
Net realized gain (loss)	279,596	(351,125)	4,472,538	(4,531,437)
Net change in unrealized appreciation (depreciation)	3,126,300	698,508	42,763,521	(153,392)

Net increase in net assets resulting from operations	4,517,604	1,941,947	52,310,839	3,874,949

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,050,826)	(1,504,671)	(4,955,462)	(8,781,514)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	24,921,835	19,223,456	46,697,286	(39,640,555)

NET ASSETS
Total increase (decrease) in net assets	28,388,613	19,660,732	94,052,663	(44,547,120)
Beginning of period	58,187,187	38,526,455	227,785,028	272,332,148

End of period	$86,575,800	$58,187,187	$321,837,691	$227,785,028

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF

	Six Months Ended				Period From
	08/31/19		Year Ended	Year Ended	11/01/16	(a)
	(unaudited)		02/28/19	02/28/18	to 02/28/17

Net asset value, beginning of period	$48.49		$48.16	$49.20	$50.00

Net investment income(b)	0.80		1.54	1.24	0.40
Net realized and unrealized gain (loss)(c)	2.42		0.25	(0.88)		(0.91)

Net increase (decrease) from investment operations	3.22		1.79	0.36		(0.51)

Distributions(d)
From net investment income		(0.78)	(1.46)	(1.35)		(0.29)
Return of capital	—		—	(0.05)	—

Total distributions		(0.78)	(1.46)	(1.40)		(0.29)

Net asset value, end of period	$50.93		$48.49	$48.16	$49.20

Total Return
Based on net asset value	6.70	%(e)	3.81%	0.70%	(1.01	)%(e)

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.07%	0.08	%(f)

Total expenses after fees waived	0.05	%(f)	0.04%	0.05%	0.06	%(f)

Net investment income	3.20	%(f)	3.22%	2.51%	2.53	%(f)

Supplemental Data
Net assets, end of period (000)	$86,576		$58,187	$38,526	$24,602

Portfolio turnover rate(g)(h)	196	%(e)	481%	504%	108	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF

	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$59.94		$61.20	$61.86	$60.60	$64.40	$58.28

Net investment income(a)	1.20		2.39	2.39	2.41	2.44	2.46
Net realized and unrealized gain (loss)(b)	10.78		(1.21)	(0.49)	1.27	(3.78)	5.97

Net increase (decrease) from investment operations	11.98		1.18	1.90	3.68	(1.34)	8.43

Distributions(c)
From net investment income		(1.19)	(2.44)	(2.56)	(2.42)	(2.46)	(2.31)

Total distributions		(1.19)	(2.44)	(2.56)	(2.42)	(2.46)	(2.31)

Net asset value, end of period	$70.73		$59.94	$61.20	$61.86	$60.60	$64.40

Total Return
Based on net asset value	20.24	%(d)	2.04%	3.03%	6.08%	(1.98)%	14.72%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.06%	0.07%	0.10%	0.12%	0.12%

Net investment income	3.70	%(e)	4.01%	3.79%	3.81%	4.01%	3.95%

Supplemental Data
Net assets, end of period (000)	$321,838		$227,785	$272,332	$160,824	$157,560	$222,187

Portfolio turnover rate(f)	4	%(d)	10%	11%	8%	11%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Non-diversified
Core 10+ Year USD Bond	. Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
Core 5-10 Year USD Bond	$67,137,795
Core 10+ Year USD Bond	237,443,698

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105%for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core 5-10 Year USD Bond
Barclays Bank PLC	$16,775	$16,775		$—	$—
CITADEL CLEARING LLC	20,704	20,704		—	—
Citigroup Global Markets Inc.	44,832	44,832		—	—
JPMorgan Securities LLC	75,813	75,813		—	—
Morgan Stanley & Co. LLC	9,968	9,968		—	—

	$168,092	$168,092		$—	$—

Core 10+ Year USD Bond
BofA Securities, Inc.	$2,563,730	$2,563,730		$—	$—
CITADEL CLEARING LLC	83,357	83,357		—	—
Citigroup Global Markets Inc.	108,429	108,429		—	—
Goldman Sachs & Co.	248,972	248,972		—	—
JPMorgan Securities LLC	715,219	715,219		—	—
Morgan Stanley & Co. LLC	31,434	31,434		—	—
UBS AG	287,325	287,325		—	—
Wells Fargo Securities LLC	59,861	59,861		—	—

	$4,098,327	$4,098,327		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended August 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$350
Core 10+ Year USD Bond	1,901

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core 10+ Year USD Bond	$—	$94,636	$(21,444)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$144,579,801	$131,903,971	$2,185,818	$2,329,492
Core 10+ Year USD Bond	6,252,669	5,445,954	5,257,683	5,321,637

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (unaudited) (continued)

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$12,259,486	$—
Core 10+ Year USD Bond	80,196,162	34,956,489

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core 5-10 Year USD Bond	$559,561
Core 10+ Year USD Bond	2,199,024

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$98,163,123	$3,177,195	$(303,511)	$2,873,684
Core 10+ Year USD Bond	290,801,383	34,918,429	(1,935,898)	32,982,531

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19

iShares ETF	Shares	Amount	Shares	Amount

Core 5-10 Year USD Bond
Shares sold	500,000	$24,921,835	600,000	$28,736,318
Shares redeemed	—	—	(200,000)	(9,512,862)

Net increase	500,000	$24,921,835	400,000	$19,223,456

Core 10+ Year USD Bond
Shares sold	1,250,000	$81,867,717	1,100,000	$65,952,686
Shares redeemed	(500,000)	(35,170,431)	(1,750,000)	(105,593,241)

Net increase(decrease)	750,000	$46,697,286	(650,000)	$(39,640,555)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Board Review and Approval of Investment Advisory Contract

iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	59

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 5-10 Year USD Bond(a)	$0.764109	$—	$0.014672	$0.778781	98%	—%	2%	100%
Core 10+ Year USD Bond(a)	1.167497	—	0.019811	1.187308	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	61

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PIK	Payment-in-kind

PSF	Permanent School Fund

RB	Revenue Bond

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-203-0819

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF(the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.01%	10.14%	3.30%	3.82%	10.14%	17.65%	45.42%
Fund Market	8.10	10.29	3.30	3.77	10.29	17.65	44.73
Index	8.02	10.17	3.35	3.91	10.17	17.89	46.78

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value(08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,080.10	$0.26		$1,000.00	$1,024.90	$0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)
U. S. Government & Agency Obligations	68.9%
Corporate Bonds & Notes	26.6
Foreign Government Obligations	2.7
Collaterized Mortgage Obligations	1.2
Municipal Debt Obligations	0.6

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	72.2%
Aa	3.0
A	10.5
Baa	13.0
Ba	0.6
Not Rated	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	$2,360	$2,501,858
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	20,265,927
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	11,911,908
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	7,929,866
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	7,081,291
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	22,374,045
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	22,108,488
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	10,000	10,816,578
Series 2014-GC25, Class AA, 3.37%, 10/10/47	10,000	10,285,211
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	5,611,703
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	11,256	11,522,928
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	18,981,106
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	11,976,395
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	15,349,449
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	22,650,511
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	14,955,841
Series 2013-CR12, Class A4, 4.05%, 10/10/46	8,900	9,543,807
Series 2014-CR16, Class A4, 4.05%, 04/10/47	2,800	3,033,165
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	10,747,681
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	10,437,952
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	13,859,732
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	12,920	13,847,085
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	18,433,562
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,919,821
Series 2015-DC1, Class C, 4.49%, 02/10/48(a)	3,000	3,141,150
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	16,801,406
Series 2015-LC23, Class A2, 3.22%, 10/10/48	18,275	18,417,542
Series 2015-PC1, Class A2, 3.15%, 07/10/50	2,533	2,539,015
Series 2015-PC1, Class A5, 3.90%, 07/10/50	3,650	3,987,357
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	4,382,066
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,759,842
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	10,722,454
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	19,137,911
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,638,807
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	30,470,988
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	1,047,741
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,434,755
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46	5,000	5,203,485
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	10,863,396
Series 2014-GC24, Class A5, 3.93%, 09/10/47	6,000	6,504,965
Series 2015-GC32, Class A2, 3.06%, 07/10/48	2,000	2,005,868
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	10,909,082
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	13,921,681
Series 2017-GS7, Class A4, 3.43%, 08/10/50	6,000	6,533,284
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	3,397,245
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A2, 3.04%, 09/15/47 (Call 09/15/19)	1,359	1,357,604

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	$7,000	$7,535,028
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	9,660	10,492,534
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	4,106,559
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A2, 2.87%, 07/15/47	538	538,042
Series 2014-C20, Class A5, 3.80%, 07/15/47	9,000	9,689,457
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46	5,000	5,176,221
Series 2013-C10, Class A5, 4.22%, 07/15/46(a)	1,600	1,718,056
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	8,166	8,705,650
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	5,297,406
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	2,010,358
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	7,912,941
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	18,525,047
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	17,741,792
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,822,386
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	13,069,190
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	789,544
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	8,357,109
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	20,432,160
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63	19,115	19,846,936
Series 2013-C5, Class A4, 3.18%, 03/10/46	5,500	5,685,479
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	25,059	26,947,966
Series 2014-LC16, Class A5, 3.82%, 08/15/50	15,200	16,354,776
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	17,000	17,521,960
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	9,083,995
Series 2015-SG1, Class A4, 3.79%, 09/15/48	11,185	12,201,126
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1, 2.30%, 06/15/45	1,843	1,843,100
Series 2012-C07, Class A2, 3.43%, 06/15/45	5,000	5,171,083
Series 2012-C10, Class A3, 2.88%, 12/15/45	27,100	27,788,893
Series 2013-C11, Class A4, 3.04%, 03/15/45	11,671	12,031,196
Series 2013-C14, Class A5, 3.34%, 06/15/46	10,315	10,781,506

		799,501,050

Total Collaterized Mortgage Obligations — 1.2% (Cost: $761,028,924)		799,501,050

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The) 3.75%, 10/01/21	1,391	1,430,449
3.75%, 02/15/23	4,586	4,818,785
4.00%, 03/15/22	110	114,234
4.20%, 04/15/24	1,326	1,430,727
4.65%, 10/01/28 (Call 07/01/28)	201	227,496
5.40%, 10/01/48 (Call 04/01/48)	1,215	1,469,190
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)	1,653	1,755,734
3.63%, 05/01/22	10,230	10,639,507
3.65%, 11/01/24 (Call 08/01/24)	685	724,298

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Advertising (continued)
WPP Finance 2010 3.63%, 09/07/22	$1,300	$1,344,356
3.75%, 09/19/24	3,905	4,080,022
4.75%, 11/21/21	3,412	3,585,057

		31,619,855

Aerospace & Defense — 0.5%
Boeing Co. (The) 1.65%, 10/30/20 (Call 09/30/20)	340	338,334
1.88%, 06/15/23 (Call 04/15/23)	1,116	1,111,078
2.13%, 03/01/22 (Call 02/01/22)	2,400	2,407,608
2.20%, 10/30/22 (Call 08/30/22)	155	155,552
2.25%, 06/15/26 (Call 03/15/26)	2,609	2,612,574
2.30%, 08/01/21	30	30,157
2.35%, 10/30/21	650	653,692
2.50%, 03/01/25 (Call 12/01/24)	95	96,446
2.60%, 10/30/25 (Call 07/30/25)	1,600	1,632,656
2.70%, 05/01/22	416	424,025
2.70%, 02/01/27 (Call 12/01/26)	1,656	1,701,888
2.80%, 03/01/23 (Call 02/01/23)	1,535	1,571,518
2.80%, 03/01/24 (Call 02/01/24)	243	250,045
2.80%, 03/01/27 (Call 12/01/26)	3,558	3,662,890
2.85%, 10/30/24 (Call 07/30/24)	2,679	2,765,076
2.95%, 02/01/30 (Call 11/01/29)	2,485	2,589,121
3.10%, 05/01/26 (Call 03/01/26)	2,277	2,403,077
3.20%, 03/01/29 (Call 12/01/28)	1,456	1,546,287
3.25%, 03/01/28 (Call 12/01/27)	415	441,232
3.25%, 02/01/35 (Call 11/01/34)	5,000	5,315,400
3.30%, 03/01/35 (Call 09/01/34)	645	656,513
3.38%, 06/15/46 (Call 12/15/45)	2,460	2,529,200
3.45%, 11/01/28 (Call 08/01/28)	797	860,218
3.50%, 03/01/39 (Call 09/01/38)	875	937,300
3.50%, 03/01/45 (Call 09/01/44)	1,970	2,023,190
3.55%, 03/01/38 (Call 09/01/37)	1,615	1,732,701
3.60%, 05/01/34 (Call 02/01/34)	1,420	1,565,408
3.65%, 03/01/47 (Call 09/01/46)	1,380	1,484,576
3.75%, 02/01/50 (Call 08/01/49)	2,685	2,984,028
3.83%, 03/01/59 (Call 09/01/58)	185	202,581
3.85%, 11/01/48 (Call 05/01/48)	530	592,651
3.90%, 05/01/49 (Call 11/01/48)	2,000	2,250,720
3.95%, 08/01/59 (Call 02/01/59)	3,000	3,396,960
5.88%, 02/15/40	50	69,344
6.13%, 02/15/33	25	33,916
6.63%, 02/15/38	415	610,021
6.88%, 03/15/39	770	1,158,704
7.95%, 08/15/24	250	315,312
Embraer Netherlands Finance BV 5.05%, 06/15/25	2,315	2,536,407
5.40%, 02/01/27	4,572	5,173,309
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)	1,880	1,878,252
2.13%, 08/15/26 (Call 05/15/26)	3,042	3,058,488
2.25%, 11/15/22 (Call 08/15/22)	6,658	6,731,904
2.38%, 11/15/24 (Call 09/15/24)	266	271,283
2.63%, 11/15/27 (Call 08/15/27)	1,725	1,789,066
3.00%, 05/11/21	5,875	5,986,977
3.38%, 05/15/23 (Call 04/15/23)	1,050	1,103,907
3.50%, 05/15/25 (Call 03/15/25)	3,580	3,849,037
3.60%, 11/15/42 (Call 05/14/42)	15	17,123
3.75%, 05/15/28 (Call 02/15/28)	2,492	2,798,666
3.88%, 07/15/21 (Call 04/15/21)	2,220	2,290,574

Security	Par (000)	Value

Aerospace & Defense (continued)
L3Harris Technologies Inc. 3.83%, 04/27/25 (Call 01/27/25)	$1,147	$1,229,228
3.85%, 06/15/23 (Call 05/15/23)(b)	2,620	2,767,323
3.85%, 12/15/26 (Call 09/15/26)(b)	2,110	2,287,810
3.95%, 05/28/24 (Call 02/28/24)(b)	761	813,113
4.40%, 06/15/28 (Call 03/15/28)	2,582	2,929,253
4.40%, 06/15/28 (Call 03/15/28)(b)	2,667	3,022,991
4.85%, 04/27/35 (Call 10/27/34)	1,438	1,718,626
4.95%, 02/15/21 (Call 11/15/20)(b)	2,397	2,473,105
5.05%, 04/27/45 (Call 10/27/44)	2,350	3,008,423
6.15%, 12/15/40	445	620,455
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	3,811	3,830,436
2.90%, 03/01/25 (Call 12/01/24)	982	1,024,177
3.10%, 01/15/23 (Call 11/15/22)	1,341	1,391,287
3.35%, 09/15/21	3,213	3,296,313
3.55%, 01/15/26 (Call 10/15/25)	5,095	5,532,355
3.60%, 03/01/35 (Call 09/01/34)	3,188	3,484,452
3.80%, 03/01/45 (Call 09/01/44)	4,682	5,342,771
4.07%, 12/15/42	5,613	6,606,557
4.09%, 09/15/52 (Call 03/15/52)	1,725	2,076,037
4.50%, 05/15/36 (Call 11/15/35)	1,835	2,212,221
4.70%, 05/15/46 (Call 11/15/45)	4,451	5,771,968
5.72%, 06/01/40	500	691,610
Series B, 6.15%, 09/01/36	1,035	1,459,557
Northrop Grumman Corp. 2.08%, 10/15/20	2,403	2,404,105
2.55%, 10/15/22 (Call 09/15/22)	3,828	3,885,152
2.93%, 01/15/25 (Call 11/15/24)	4,727	4,898,306
3.20%, 02/01/27 (Call 11/01/26)	6,724	7,091,870
3.25%, 08/01/23	7,788	8,149,207
3.25%, 01/15/28 (Call 10/15/27)	3,359	3,566,082
3.50%, 03/15/21	3,240	3,309,433
3.85%, 04/15/45 (Call 10/15/44)	3,005	3,338,285
4.03%, 10/15/47 (Call 04/15/47)	4,975	5,759,458
4.75%, 06/01/43	2,565	3,167,698
5.05%, 11/15/40	695	876,228
Northrop Grumman Systems Corp., 7.75%, 02/15/31	580	856,434
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)	3,764	3,816,658
3.13%, 10/15/20	2,024	2,048,511
4.20%, 12/15/44 (Call 06/15/44)	760	916,302
4.70%, 12/15/41	975	1,232,926
4.88%, 10/15/40	105	135,142
7.20%, 08/15/27	1,765	2,373,042
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	3,365	3,422,441
3.10%, 11/15/21 (Call 08/15/21)	575	584,436
3.20%, 03/15/24 (Call 01/15/24)	2,620	2,724,355
3.50%, 03/15/27 (Call 12/15/26)	4,337	4,667,523
3.70%, 12/15/23 (Call 09/15/23)	1,816	1,921,564
4.35%, 04/15/47 (Call 10/15/46)	2,960	3,497,418
4.80%, 12/15/43 (Call 06/15/43)	2,350	2,878,397
Spirit AeroSystems Inc. 3.85%, 06/15/26 (Call 03/15/26)	1,170	1,212,366
3.95%, 06/15/23 (Call 05/15/23)	1,247	1,296,119
4.60%, 06/15/28 (Call 03/15/28)	1,542	1,691,975
United Technologies Corp. 1.95%, 11/01/21 (Call 10/01/21)	2,625	2,621,824
2.30%, 05/04/22 (Call 04/04/22)	1,935	1,950,480

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
2.65%, 11/01/26 (Call 08/01/26)	$3,964	$4,086,012
2.80%, 05/04/24 (Call 03/04/24)	3,060	3,147,944
3.10%, 06/01/22	10,206	10,537,593
3.13%, 05/04/27 (Call 01/04/27)	3,234	3,426,035
3.35%, 08/16/21	570	584,164
3.65%, 08/16/23 (Call 07/16/23)	3,079	3,266,573
3.75%, 11/01/46 (Call 05/01/46)	4,900	5,425,182
3.95%, 08/16/25 (Call 06/16/25)	716	786,154
4.05%, 05/04/47 (Call 11/04/46)	3,040	3,506,366
4.13%, 11/16/28 (Call 08/16/28)	4,661	5,329,108
4.15%, 05/15/45 (Call 11/16/44)	5,905	6,884,935
4.45%, 11/16/38 (Call 05/16/38)	990	1,197,504
4.50%, 06/01/42	5,767	6,941,680
4.63%, 11/16/48 (Call 05/16/48)	2,775	3,504,520
5.40%, 05/01/35	995	1,273,262
5.70%, 04/15/40	6,618	8,972,618
6.05%, 06/01/36	971	1,321,599
6.13%, 07/15/38	6,982	9,785,413
6.70%, 08/01/28	475	625,247
7.50%, 09/15/29	325	460,353

		323,543,059

Agriculture — 0.3%
Altria Group Inc. 2.63%, 09/16/26 (Call 01/04/27)	2,631	2,612,715
2.85%, 08/09/22 (Call 06/30/24)	4,560	4,653,298
2.95%, 05/02/23 (Call 04/24/21)	365	373,997
3.49%, 02/14/22 (Call 10/15/20)	599	618,629
3.80%, 02/14/24 (Call 10/15/21)	1,762	1,863,738
3.88%, 09/16/46 (Call 06/21/21)	3,508	3,453,556
4.00%, 01/31/24 (Call 10/01/24)	4,969	5,297,749
4.25%, 08/09/42 (Call 09/09/25)	2,020	2,082,681
4.50%, 05/02/43 (Call 03/26/28)	4,306	4,561,518
4.75%, 05/05/21 (Call 04/24/25)	8,381	8,741,467
4.80%, 02/14/29 (Call 09/15/28)	8,315	9,398,361
5.38%, 01/31/44 (Call 07/01/20)	6,886	8,135,465
5.80%, 02/14/39 (Call 12/01/24)	6,185	7,626,291
5.95%, 02/14/49 (Call 07/15/45)	4,495	5,783,267
6.20%, 02/14/59 (Call 06/15/27)	425	548,679
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	4,047	4,141,619
3.38%, 03/15/22 (Call 02/15/22)	2,264	2,346,161
3.75%, 09/15/47 (Call 03/15/47)	700	789,782
4.02%, 04/16/43	736	849,234
4.48%, 03/01/21	4,190	4,328,396
4.50%, 03/15/49 (Call 09/15/48)	2,800	3,558,408
4.54%, 03/26/42	573	707,552
5.38%, 09/15/35	275	359,928
5.77%, 03/01/41(c)	1,498	2,107,641
BAT Capital Corp. 2.76%, 08/15/22 (Call 07/15/22)	2,515	2,546,664
3.22%, 08/15/24 (Call 06/15/24)	5,349	5,495,081
3.56%, 08/15/27 (Call 05/15/27)	10,249	10,502,253
4.39%, 08/15/37 (Call 02/15/37)	3,440	3,457,062
4.54%, 08/15/47 (Call 02/15/47)	3,802	3,808,083
Bunge Ltd. Finance Corp. 3.00%, 09/25/22 (Call 08/25/22)	2,112	2,140,702
3.25%, 08/15/26 (Call 05/15/26)	3,192	3,190,468
3.50%, 11/24/20(d)	2,805	2,840,876
3.75%, 09/25/27 (Call 06/25/27)	1,475	1,519,619
4.35%, 03/15/24 (Call 02/15/24)	3,260	3,469,716

Security	Par (000)	Value

Agriculture (continued)
Philip Morris International Inc. 1.88%, 02/25/21 (Call 01/25/21)	$933	$931,311
2.13%, 05/10/23 (Call 03/10/23)	1,620	1,617,262
2.38%, 08/17/22 (Call 07/17/22)	2,994	3,019,299
2.50%, 08/22/22	2,398	2,424,666
2.50%, 11/02/22 (Call 10/02/22)	2,476	2,503,162
2.63%, 02/18/22 (Call 01/18/22)	1,105	1,119,254
2.63%, 03/06/23	723	736,187
2.75%, 02/25/26 (Call 11/25/25)	4,580	4,666,745
2.88%, 05/01/24 (Call 04/01/24)	2,291	2,349,650
2.90%, 11/15/21	2,531	2,575,799
3.13%, 08/17/27 (Call 05/17/27)	1,750	1,820,315
3.13%, 03/02/28 (Call 12/02/27)	300	309,705
3.25%, 11/10/24	2,950	3,086,054
3.38%, 08/11/25 (Call 05/11/25)	3,026	3,189,495
3.38%, 08/15/29 (Call 05/15/29)	2,475	2,594,963
3.60%, 11/15/23	1,765	1,861,669
3.88%, 08/21/42	1,786	1,846,367
4.13%, 05/17/21	2,700	2,790,342
4.13%, 03/04/43	3,880	4,151,522
4.25%, 11/10/44	4,464	4,873,259
4.38%, 11/15/41	1,018	1,127,333
4.50%, 03/20/42	2,695	3,020,044
4.88%, 11/15/43	2,350	2,776,478
6.38%, 05/16/38	3,748	5,121,155
Reynolds American Inc. 4.00%, 06/12/22	3,252	3,401,690
4.45%, 06/12/25 (Call 03/12/25)	7,515	8,132,507
4.85%, 09/15/23	537	586,119
5.70%, 08/15/35 (Call 02/15/35)	4,106	4,711,963
5.85%, 08/15/45 (Call 02/12/45)	12,471	14,069,408
6.15%, 09/15/43	905	1,060,126
7.25%, 06/15/37	1,400	1,830,290

		218,214,795

Airlines — 0.1%
American Airlines Pass Through Trust Series 2013-1, Class A, 4.00%, 01/15/27	932	991,349
Series 2013-2, Class A, 4.95%, 07/15/24	1,738	1,830,097
Series 2014-1, Class A, 3.70%, 04/01/28	2,894	3,067,762
Series 2015-1, Class A, 3.38%, 05/01/27	5,534	5,781,865
Series 2015-2, Class AA, 3.60%, 03/22/29	343	363,680
Series 2016-1, Class AA, 3.58%, 07/15/29	578	612,929
Series 2016-3, Class AA, 3.00%, 04/15/30	342	351,072
Series 2017-1, Class AA, 3.65%, 02/15/29	3,791	4,068,740
Series 2017-2, Class AA, 3.35%, 04/15/31	218	226,791
Series 2019-1, Class AA, 3.15%, 08/15/33	740	780,804
Continental Airlines Inc. Pass Through Trust Series 2007-1, Class A, 5.98%, 10/19/23	13	14,142
Series 2012-1, Class A, 4.15%, 10/11/25	1,762	1,868,990
Series 2012-2, Class A, 4.00%, 10/29/24	218	231,841
Delta Air Lines Inc. 2.60%, 12/04/20	2,159	2,164,397
3.40%, 04/19/21	1,640	1,664,698
3.63%, 03/15/22 (Call 02/15/22)	3,365	3,462,349
3.80%, 04/19/23 (Call 03/19/23)	3,629	3,772,854
4.38%, 04/19/28 (Call 01/19/28)	1,255	1,352,451
Delta Air Lines Inc. Pass Through Trust Series 2017-1, Class A, 6.82%, 02/10/24	275	303,842
Series 2019-1, AA, 3.20%, 10/25/25	675	706,981

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 08/15/29	$3,233	$3,246,949
Southwest Airlines Co. 2.65%, 11/05/20 (Call 10/05/20)	2,245	2,257,707
2.75%, 11/16/22 (Call 10/16/22)	1,180	1,198,550
3.00%, 11/15/26 (Call 08/15/26)	2,083	2,142,178
3.45%, 11/16/27 (Call 08/16/27)	1,859	1,962,955
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	1,429	1,520,372
U.S. Airways Pass Through Trust Series 2012-2, Class A, 4.63%, 12/03/26	404	439,017
Series 2013-1, Class A, 3.95%, 05/15/27	118	124,968
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	3,034	3,246,490
Series 2014-2, Class A, 3.75%, 03/03/28	3,240	3,452,952
Series 2015-1, Class AA, 3.45%, 06/01/29	1,470	1,549,364
Series 2016-1, Class AA, 3.10%, 01/07/30	2,552	2,597,258
Series 2016-2, Class AA, 2.88%, 10/07/28	1,105	1,127,741
Series 2018-1, Class AA, 3.50%, 09/01/31	1,965	2,084,313

		60,568,448

Apparel — 0.0%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)	1,875	1,904,194
2.38%, 11/01/26 (Call 08/01/26)	3,922	4,032,797
3.38%, 11/01/46 (Call 05/01/46)	2,625	2,854,058
3.63%, 05/01/43 (Call 11/01/42)	839	940,485
3.88%, 11/01/45 (Call 05/01/45)	2,680	3,121,155
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	2,635	2,833,600
Tapestry Inc. 3.00%, 07/15/22 (Call 06/15/22)	3,565	3,584,001
4.13%, 07/15/27 (Call 04/15/27)	2,655	2,737,252
4.25%, 04/01/25 (Call 01/01/25)	2,025	2,096,928
VF Corp. 3.50%, 09/01/21 (Call 06/21/21)	1,880	1,928,466
6.45%, 11/01/37	635	920,731

		26,953,667

Auto Manufacturers — 0.5%
American Honda Finance Corp. 1.65%, 07/12/21	2,355	2,340,682
1.70%, 09/09/21	2,859	2,844,905
2.20%, 06/27/22	1,880	1,894,363
2.30%, 09/09/26	1,305	1,312,974
2.40%, 06/27/24	2,019	2,052,011
2.45%, 09/24/20	1,860	1,868,816
2.60%, 11/16/22	1,500	1,530,075
2.65%, 02/12/21	4,085	4,122,378
2.90%, 02/16/24	1,433	1,486,265
3.15%, 01/08/21	358	363,556
3.38%, 12/10/21	2,047	2,110,662
3.45%, 07/14/23	1,810	1,910,021
3.50%, 02/15/28	1,496	1,633,991
3.55%, 01/12/24	2,718	2,898,475
3.63%, 10/10/23	2,118	2,254,505
Daimler Finance North America LLC, 8.50%, 01/18/31	4,989	7,473,322
Ford Holdings LLC, 9.30%, 03/01/30	580	762,746
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)(d)	3,896	4,002,595
4.75%, 01/15/43	5,625	5,062,556
5.29%, 12/08/46 (Call 06/08/46)	3,725	3,573,877

Security	Par (000)	Value

Auto Manufacturers (continued)
6.38%, 02/01/29	$900	$1,007,208
6.63%, 10/01/28	1,634	1,851,322
7.40%, 11/01/46	1,490	1,761,701
7.45%, 07/16/31	5,491	6,487,067
Ford Motor Credit Co. LLC 2.34%, 11/02/20	4,850	4,833,801
2.98%, 08/03/22 (Call 07/03/22)	2,600	2,590,120
3.10%, 05/04/23	1,770	1,753,539
3.20%, 01/15/21	3,530	3,547,191
3.22%, 01/09/22	3,725	3,737,963
3.34%, 03/18/21	6,722	6,765,424
3.34%, 03/28/22 (Call 02/28/22)	3,560	3,582,036
3.47%, 04/05/21	950	957,828
3.66%, 09/08/24	4,000	3,983,720
3.81%, 10/12/21	745	758,686
3.81%, 01/09/24 (Call 11/09/23)	2,890	2,909,247
3.82%, 11/02/27 (Call 08/02/27)	2,750	2,674,650
4.13%, 08/04/25	3,005	3,030,182
4.25%, 09/20/22	4,160	4,288,086
4.38%, 08/06/23	815	843,338
4.39%, 01/08/26	5,100	5,182,926
4.54%, 08/01/26 (Call 06/01/26)	4,000	4,075,320
4.69%, 06/09/25 (Call 04/09/25)	775	801,234
5.11%, 05/03/29 (Call 02/03/29)	2,100	2,167,284
5.58%, 03/18/24 (Call 02/18/24)	4,180	4,491,159
5.60%, 01/07/22	250	264,130
5.75%, 02/01/21	2,100	2,180,745
5.88%, 08/02/21	4,870	5,127,477
Series FXD, 3.35%, 11/01/22	3,000	3,011,610
General Motors Co. 4.00%, 04/01/25	850	877,115
4.20%, 10/01/27 (Call 07/01/27)	1,032	1,062,754
4.88%, 10/02/23	4,919	5,285,416
5.00%, 10/01/28 (Call 07/01/28)	1,973	2,123,796
5.00%, 04/01/35	2,026	2,072,679
5.15%, 04/01/38 (Call 10/01/37)	1,390	1,442,097
5.20%, 04/01/45	4,738	4,802,958
5.40%, 04/01/48 (Call 10/01/47)	1,925	1,990,623
5.95%, 04/01/49 (Call 10/01/48)	975	1,084,863
6.25%, 10/02/43	4,258	4,781,393
6.60%, 04/01/36 (Call 10/01/35)	4,102	4,747,368
6.75%, 04/01/46 (Call 10/01/45)	3,160	3,737,206
General Motors Financial Co. Inc. 2.45%, 11/06/20	3,100	3,098,233
3.15%, 06/30/22 (Call 05/30/22)	4,871	4,940,704
3.20%, 07/06/21 (Call 06/06/21)	330	333,868
3.25%, 01/05/23 (Call 12/05/22)	2,627	2,670,424
3.45%, 01/14/22 (Call 12/14/21)	7,305	7,445,475
3.45%, 04/10/22 (Call 02/10/22)	5,298	5,404,649
3.50%, 11/07/24 (Call 09/07/24)	3,750	3,808,087
3.55%, 04/09/21	300	305,154
3.55%, 07/08/22	6,731	6,896,246
3.70%, 11/24/20 (Call 10/24/20)	6,995	7,088,243
3.70%, 05/09/23 (Call 03/09/23)	3,100	3,180,383
3.85%, 01/05/28 (Call 10/05/27)	2,565	2,577,338
3.95%, 04/13/24 (Call 02/13/24)	2,280	2,356,198
4.00%, 01/15/25 (Call 10/15/24)	5,850	6,023,628
4.00%, 10/06/26 (Call 07/06/26)	1,980	2,026,114
4.15%, 06/19/23 (Call 05/19/23)	1,559	1,628,407
4.20%, 03/01/21 (Call 02/01/21)	2,909	2,978,176

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.20%, 11/06/21	$1,056	$1,093,636
4.30%, 07/13/25 (Call 04/13/25)	3,590	3,747,314
4.35%, 04/09/25 (Call 02/09/25)	740	774,469
4.35%, 01/17/27 (Call 10/17/26)	4,129	4,289,164
4.38%, 09/25/21	2,715	2,815,564
5.10%, 01/17/24 (Call 12/17/23)	2,408	2,602,518
5.25%, 03/01/26 (Call 12/01/25)	5,818	6,358,899
5.65%, 01/17/29 (Call 10/17/28)	1,710	1,909,164
PACCAR Financial Corp. 1.65%, 08/11/21	35	34,764
2.05%, 11/13/20	1,020	1,021,142
2.15%, 08/15/24	1,000	1,004,160
2.25%, 02/25/21	1,065	1,069,303
2.30%, 08/10/22	1,500	1,513,500
2.65%, 05/10/22	865	881,210
2.80%, 03/01/21	1,405	1,422,338
2.85%, 03/01/22	380	388,280
3.10%, 05/10/21	910	927,008
3.15%, 08/09/21	1,171	1,195,298
3.40%, 08/09/23	650	678,860
Toyota Motor Corp. 2.16%, 07/02/22	2,010	2,025,899
2.36%, 07/02/24	2,007	2,043,969
2.76%, 07/02/29	772	806,809
3.18%, 07/20/21	1,550	1,587,742
3.42%, 07/20/23	2,738	2,904,306
3.67%, 07/20/28	924	1,037,005
Toyota Motor Credit Corp. 1.90%, 04/08/21	1,735	1,736,267
2.15%, 09/08/22	2,397	2,415,769
2.25%, 10/18/23	2,340	2,372,035
2.60%, 01/11/22	2,968	3,017,150
2.63%, 01/10/23	3,225	3,304,851
2.65%, 04/12/22	5,363	5,469,402
2.70%, 01/11/23	645	662,931
2.75%, 05/17/21	739	749,413
2.80%, 07/13/22	550	565,477
2.90%, 04/17/24	842	877,154
2.95%, 04/13/21	2,510	2,553,473
3.05%, 01/08/21	1,255	1,275,017
3.05%, 01/11/28	325	346,463
3.20%, 01/11/27	1,306	1,410,898
3.30%, 01/12/22	3,705	3,826,672
3.35%, 01/08/24	2,566	2,716,881
3.40%, 09/15/21	2,735	2,817,269
3.40%, 04/14/25	2,500	2,683,275
3.45%, 09/20/23	2,937	3,110,342
3.65%, 01/08/29	2,120	2,374,803
4.25%, 01/11/21	3,135	3,233,784

		324,585,011

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	3,122	3,323,463
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)	1,262	1,352,397
4.35%, 03/15/29 (Call 12/15/28)	517	565,334
4.40%, 10/01/46 (Call 04/01/46)	790	791,090
5.40%, 03/15/49 (Call 09/15/48)	1,425	1,641,144
BorgWarner Inc. 4.38%, 03/15/45 (Call 09/15/44)	1,655	1,743,427
4.63%, 09/15/20	1,400	1,430,002

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	$300	$323,154
Lear Corp. 3.80%, 09/15/27 (Call 06/15/27)	1,937	1,952,070
4.25%, 05/15/29 (Call 02/15/29)	1,870	1,943,453
5.25%, 01/15/25 (Call 01/15/20)	2,035	2,105,757
5.25%, 05/15/49 (Call 11/15/48)	2,010	2,109,535
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,130	1,191,992
4.15%, 10/01/25 (Call 07/01/25)	1,290	1,403,959

		21,876,777

Banks — 5.8%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,350	1,376,892
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	2,000	2,043,280
Australia & New Zealand Banking Group Ltd./New York NY 2.25%, 11/09/20	660	662,330
2.30%, 06/01/21	3,280	3,297,220
2.55%, 11/23/21	3,000	3,036,270
2.63%, 05/19/22	5,000	5,096,450
2.70%, 11/16/20	3,200	3,227,296
3.70%, 11/16/25	2,600	2,829,398
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	1,970	1,986,075
Banco Santander SA 2.71%, 06/27/24	4,025	4,092,177
3.13%, 02/23/23	2,700	2,760,102
3.31%, 06/27/29	2,000	2,092,400
3.50%, 04/11/22	2,850	2,934,189
3.80%, 02/23/28	4,250	4,495,607
3.85%, 04/12/23	1,000	1,045,190
4.25%, 04/11/27	4,200	4,547,004
4.38%, 04/12/28	1,200	1,320,516
5.18%, 11/19/25(d)	5,400	5,961,600
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)	5,635	5,635,169
2.33%, 10/01/21 (Call 10/01/20)(e)	7,417	7,426,642
2.50%, 10/21/22 (Call 10/21/21)	5,795	5,838,810
2.63%, 10/19/20	9,038	9,104,339
2.63%, 04/19/21	3,143	3,172,136
2.74%, 01/23/22 (Call 01/23/21)(e)	8,023	8,085,098
2.82%, 07/21/23 (Call 07/21/22)(e)	5,314	5,414,753
2.88%, 04/24/23 (Call 04/24/22)(e)	4,206	4,282,507
3.00%, 12/20/23 (Call 12/20/22)(e)	19,173	19,672,073
3.09%, 10/01/25 (Call 10/01/24)(e)	870	903,225
3.12%, 01/20/23 (Call 01/20/22)(e)	5,840	5,970,933
3.19%, 07/23/30 (Call 07/23/29)(e)	6,815	7,126,854
3.25%, 10/21/27 (Call 10/21/26)	9,434	9,951,455
3.30%, 01/11/23	14,757	15,337,540
3.37%, 01/23/26 (Call 01/23/25)(e)	1,970	2,059,950
3.42%, 12/20/28 (Call 12/20/27)(e)	19,201	20,295,649
3.46%, 03/15/25 (Call 03/15/24)(e)	3,806	4,004,064
3.50%, 05/17/22 (Call 05/17/21)(e)	1,014	1,036,764
3.50%, 04/19/26	7,433	7,963,568
3.55%, 03/05/24 (Call 03/05/23)(e)	1,160	1,212,629
3.56%, 04/23/27 (Call 04/23/26)(e)	8,224	8,756,997
3.59%, 07/21/28 (Call 07/21/27)(e)	6,219	6,635,797
3.71%, 04/24/28 (Call 04/24/27)(e)	6,970	7,508,223
3.82%, 01/20/28 (Call 01/20/27)(e)	7,820	8,461,475

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.86%, 07/23/24 (Call 07/23/23)(e)	$3,835	$4,073,000
3.88%, 08/01/25	11,935	13,012,372
3.95%, 01/23/49 (Call 01/23/48)(e)	792	913,501
3.97%, 03/05/29 (Call 03/05/28)(e)	9,453	10,381,001
3.97%, 02/07/30 (Call 02/07/29)(e)	4,505	4,994,648
4.00%, 04/01/24	3,824	4,133,476
4.00%, 01/22/25	5,275	5,636,021
4.08%, 04/23/40 (Call 04/23/39)(e)	6,085	6,995,073
4.10%, 07/24/23	2,160	2,316,967
4.13%, 01/22/24	14,606	15,825,017
4.20%, 08/26/24	11,929	12,862,683
4.24%, 04/24/38 (Call 04/24/37)(e)	3,458	4,046,240
4.25%, 10/22/26	7,345	8,005,022
4.27%, 07/23/29 (Call 07/23/28)(e)	8,607	9,708,610
4.33%, 03/15/50 (Call 03/15/49)(e)	3,490	4,265,687
4.44%, 01/20/48 (Call 01/20/47)(e)	7,884	9,699,685
4.45%, 03/03/26	4,555	5,009,543
4.88%, 04/01/44	3,765	4,853,951
5.00%, 05/13/21	1,255	1,313,897
5.00%, 01/21/44	6,160	8,022,353
5.70%, 01/24/22	6,271	6,795,695
5.88%, 01/05/21	1,740	1,826,426
5.88%, 02/07/42	3,610	5,154,069
6.11%, 01/29/37	4,428	5,918,598
6.22%, 09/15/26	1,203	1,412,839
7.75%, 05/14/38	6,664	10,426,894
Series L, 3.95%, 04/21/25	6,616	7,057,420
Series L, 4.18%, 11/25/27 (Call 11/25/26)	6,631	7,208,096
Series L, 4.75%, 04/21/45	1,284	1,576,829
Bank of America N.A. 3.34%, 01/25/23 (Call 01/25/22)(e)	1,345	1,384,422
6.00%, 10/15/36	5,991	8,380,690
Bank of Montreal 1.90%, 08/27/21	7,439	7,437,587
2.35%, 09/11/22	7,720	7,823,911
2.50%, 06/28/24	3,611	3,663,251
2.55%, 11/06/22 (Call 10/06/22)	4,345	4,427,729
2.90%, 03/26/22	3,759	3,839,668
3.80%, 12/15/32 (Call 12/15/27)(e)	2,987	3,128,942
4.34%, 10/05/28 (Call 10/05/23)(e)	370	393,969
Series D, 3.10%, 04/13/21	5,211	5,306,570
Series E, 3.30%, 02/05/24	3,261	3,417,919
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	2,104	2,107,682
2.20%, 08/16/23 (Call 06/16/23)	3,898	3,925,598
2.45%, 11/27/20 (Call 10/27/20)	4,210	4,229,113
2.45%, 08/17/26 (Call 05/17/26)	3,089	3,136,169
2.50%, 04/15/21 (Call 03/15/21)	4,047	4,079,740
2.60%, 02/07/22 (Call 01/07/22)	2,925	2,970,367
2.66%, 05/16/23 (Call 05/16/22)(e)	3,913	3,977,995
2.80%, 05/04/26 (Call 02/04/26)	2,113	2,192,956
2.95%, 01/29/23 (Call 12/29/22)	3,635	3,748,085
3.00%, 10/30/28 (Call 07/30/28)	3,182	3,326,940
3.25%, 09/11/24 (Call 08/11/24)	1,376	1,449,919
3.25%, 05/16/27 (Call 02/16/27)	2,322	2,474,277
3.30%, 08/23/29 (Call 05/23/29)	3,235	3,450,710
3.40%, 05/15/24 (Call 04/15/24)	4,201	4,443,314
3.40%, 01/29/28 (Call 10/29/27)	1,442	1,565,435
3.44%, 02/07/28 (Call 02/07/27)(e)	1,685	1,809,673
3.45%, 08/11/23	3,245	3,419,516

Security	Par (000)	Value

Banks (continued)
3.50%, 04/28/23	$1,969	$2,072,806
3.55%, 09/23/21 (Call 08/23/21)	1,935	1,995,333
3.85%, 04/28/28	1,000	1,130,030
3.95%, 11/18/25 (Call 10/18/25)	3,195	3,502,519
4.15%, 02/01/21	350	360,413
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	3,073	3,277,785
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,805	1,879,294
Bank of Nova Scotia (The) 1.85%, 04/14/20	25	24,969
2.35%, 10/21/20	5,933	5,960,292
2.38%, 01/18/23	503	508,714
2.45%, 03/22/21	6,448	6,493,845
2.45%, 09/19/22	4,825	4,904,178
2.50%, 01/08/21	895	901,363
2.70%, 03/07/22	7,581	7,726,404
2.70%, 08/03/26	3,000	3,071,880
2.80%, 07/21/21	2,448	2,485,552
3.13%, 04/20/21	5,581	5,684,639
3.40%, 02/11/24	9,332	9,822,303
4.38%, 01/13/21	2,025	2,089,658
4.50%, 12/16/25	3,501	3,840,282
Bank One Corp. 7.63%, 10/15/26	1,205	1,578,924
7.75%, 07/15/25	493	626,761
8.00%, 04/29/27	600	812,178
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	487	536,372
Barclays Bank PLC 2.65%, 01/11/21 (Call 12/11/20)	6,150	6,174,477
5.14%, 10/14/20	5,690	5,826,389
Barclays PLC 3.20%, 08/10/21	2,250	2,269,575
3.25%, 01/12/21	6,305	6,362,060
3.65%, 03/16/25	7,418	7,559,239
3.68%, 01/10/23 (Call 01/10/22)	3,396	3,451,151
3.93%, 05/07/25 (Call 05/07/24)(e)	4,050	4,163,278
4.34%, 05/16/24 (Call 05/16/23)(e)	1,300	1,354,340
4.34%, 01/10/28 (Call 01/10/27)	4,769	5,024,475
4.38%, 01/12/26	10,557	11,181,024
4.61%, 02/15/23 (Call 02/15/22)(e)	3,033	3,141,945
4.95%, 01/10/47	3,905	4,288,901
4.97%, 05/16/29 (Call 05/16/28)(e)	3,125	3,430,375
5.25%, 08/17/45	5,630	6,298,788
BB&T Corp. 2.05%, 05/10/21 (Call 04/09/21)	3,515	3,516,476
2.15%, 02/01/21 (Call 01/01/21)	3,900	3,904,875
2.50%, 08/01/24 (Call 07/01/24)	4,000	4,062,600
2.75%, 04/01/22 (Call 03/01/22)	2,850	2,899,675
2.85%, 10/26/24 (Call 09/26/24)	4,202	4,335,960
3.05%, 06/20/22 (Call 05/20/22)	2,460	2,523,025
3.20%, 09/03/21 (Call 08/03/21)	688	702,764
3.70%, 06/05/25 (Call 05/05/25)	1,230	1,329,101
3.75%, 12/06/23 (Call 11/06/23)	2,570	2,736,382
3.88%, 03/19/29 (Call 02/19/29)	2,801	3,087,290
3.95%, 03/22/22 (Call 02/22/22)	1,205	1,257,478
BBVA USA 2.50%, 08/27/24 (Call 07/27/24)	2,000	2,006,080
2.88%, 06/29/22 (Call 05/29/22)	2,050	2,081,365
3.50%, 06/11/21 (Call 05/11/21)	2,000	2,037,440
3.88%, 04/10/25 (Call 03/10/25)	2,875	3,005,295

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA
3.25%, 03/03/23	$3,050	$3,176,727
4.25%, 10/15/24	2,700	2,873,286
5.00%, 01/15/21	10,451	10,855,767
BPCE SA
2.65%, 02/03/21	2,000	2,014,680
2.75%, 12/02/21	4,673	4,737,908
3.38%, 12/02/26	2,250	2,383,448
4.00%, 04/15/24	1,970	2,137,627
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	2,200	2,229,788
2.85%, 04/01/21 (Call 03/01/21)	1,875	1,897,181
3.63%, 09/16/25 (Call 08/16/25)	4,010	4,280,394
3.80%, 10/30/26 (Call 09/30/26)	3,378	3,669,690
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	3,504	3,510,237
2.55%, 06/16/22	3,226	3,283,681
2.61%, 07/22/23 (Call 07/22/22)(e)	3,629	3,664,165
2.70%, 02/02/21	2,939	2,967,979
3.10%, 04/02/24	2,068	2,145,240
3.50%, 09/13/23	2,750	2,909,307
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	6,650	6,650,798
2.65%, 08/08/22 (Call 07/08/22)	2,400	2,431,632
2.95%, 07/23/21 (Call 06/23/21)	1,925	1,949,197
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)	9,100	9,112,558
2.84%, 05/20/22 (Call 04/20/22)(e)	10,250	10,361,520
2.85%, 02/12/21 (Call 01/12/21)	5,000	5,055,000
3.17%, 02/19/22 (Call 02/19/21)(e)	750	761,048
3.40%, 07/23/21 (Call 06/23/21)	2,490	2,551,777
3.65%, 01/23/24 (Call 12/23/23)	4,455	4,743,060
Citigroup Inc.
2.35%, 08/02/21	6,007	6,035,653
2.65%, 10/26/20	3,836	3,858,671
2.70%, 03/30/21	8,014	8,094,140
2.70%, 10/27/22 (Call 09/27/22)	2,668	2,712,716
2.75%, 04/25/22 (Call 03/25/22)	6,866	6,981,555
2.88%, 07/24/23 (Call 07/24/22)(e)	6,138	6,246,949
2.90%, 12/08/21 (Call 11/08/21)	8,063	8,194,911
3.14%, 01/24/23 (Call 01/24/22)(e)	5,747	5,875,331
3.20%, 10/21/26 (Call 07/21/26)	7,611	7,952,125
3.30%, 04/27/25	3,573	3,776,339
3.35%, 04/24/25 (Call 04/24/24)(e)	8,071	8,423,945
3.38%, 03/01/23	1,920	1,997,683
3.40%, 05/01/26	5,657	5,989,914
3.50%, 05/15/23	4,385	4,559,698
3.52%, 10/27/28 (Call 10/27/27)(e)	8,124	8,629,394
3.67%, 07/24/28 (Call 07/24/27)(e)	4,243	4,544,041
3.70%, 01/12/26	5,785	6,227,668
3.75%, 06/16/24	3,618	3,873,829
3.88%, 10/25/23	4,943	5,269,979
3.88%, 03/26/25	3,093	3,272,177
3.88%, 01/24/39 (Call 01/22/38)(e)	4,485	4,996,021
3.89%, 01/10/28 (Call 01/10/27)(e)	7,561	8,201,719
3.98%, 03/20/30 (Call 03/20/29)(e)	9,700	10,714,523
4.00%, 08/05/24	2,638	2,815,933
4.04%, 06/01/24 (Call 06/01/23)(e)	3,180	3,383,902
4.05%, 07/30/22	2,534	2,654,644
4.08%, 04/23/29 (Call 04/23/28)(e)	5,981	6,607,271

Security	Par (000)	Value

Banks (continued)
4.13%, 07/25/28	$4,533	$4,935,984
4.28%, 04/24/48 (Call 10/24/47)(e)	4,842	5,851,073
4.30%, 11/20/26	4,175	4,550,959
4.40%, 06/10/25	8,505	9,229,116
4.45%, 09/29/27	11,473	12,625,119
4.50%, 01/14/22	3,293	3,472,995
4.60%, 03/09/26	4,845	5,341,176
4.65%, 07/30/45	4,312	5,372,278
4.65%, 07/23/48 (Call 06/23/48)	1,695	2,128,835
4.75%, 05/18/46	6,185	7,428,865
5.30%, 05/06/44	3,255	4,163,894
5.50%, 09/13/25	5,450	6,240,250
5.88%, 02/22/33	331	417,275
5.88%, 01/30/42	3,346	4,702,937
6.00%, 10/31/33	1,705	2,171,761
6.13%, 08/25/36	808	1,064,419
6.63%, 01/15/28	275	348,989
6.63%, 06/15/32	1,910	2,547,940
6.68%, 09/13/43	3,480	5,157,116
8.13%, 07/15/39	6,427	10,746,008
Citizens Bank N.A./Providence RI
2.25%, 10/30/20 (Call 09/30/20)	3,150	3,148,299
2.55%, 05/13/21 (Call 04/13/21)	3,480	3,504,082
2.65%, 05/26/22 (Call 04/26/22)	2,735	2,770,938
3.25%, 02/14/22 (Call 01/14/22)	455	466,684
3.70%, 03/29/23 (Call 02/28/23)	1,220	1,283,391
3.75%, 02/18/26 (Call 11/18/25)	1,000	1,080,110
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	2,149	2,152,804
2.85%, 07/27/26 (Call 04/25/26)	1,500	1,524,450
4.30%, 12/03/25 (Call 11/03/25)	1,207	1,301,870
4.35%, 08/01/25 (Call 07/01/25)	1,640	1,755,620
Comerica Bank
2.50%, 07/23/24	1,000	1,019,640
4.00%, 07/27/25	250	269,050
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	2,584	2,730,099
3.80%, 07/22/26	1,550	1,652,223
4.00%, 02/01/29 (Call 10/31/28)	3,160	3,511,487
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	2,450	2,460,903
2.55%, 03/15/21	3,640	3,669,411
Cooperatieve Rabobank UA
3.75%, 07/21/26	4,785	5,009,704
3.88%, 02/08/22	6,242	6,523,951
3.95%, 11/09/22	6,875	7,191,181
4.38%, 08/04/25	3,420	3,696,233
4.50%, 01/11/21	4,579	4,730,153
4.63%, 12/01/23	7,860	8,499,647
5.25%, 05/24/41	5,220	7,175,099
5.25%, 08/04/45	3,675	4,764,454
5.75%, 12/01/43	2,385	3,255,573
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	6,255	6,298,097
2.75%, 01/10/22	3,350	3,409,831
2.75%, 01/10/23	2,450	2,511,275
3.13%, 04/26/21	2,910	2,961,478
3.38%, 05/21/25	1,750	1,886,798

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Suisse AG/New York NY
3.00%, 10/29/21	$6,185	$6,333,564
3.63%, 09/09/24	9,150	9,753,168
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	6,190	6,256,852
3.45%, 04/16/21	3,270	3,330,135
3.75%, 03/26/25	6,350	6,711,378
3.80%, 09/15/22	5,900	6,153,641
3.80%, 06/09/23	5,122	5,376,154
4.55%, 04/17/26	7,295	8,084,757
4.88%, 05/15/45	5,058	6,366,252
Deutsche Bank AG
3.13%, 01/13/21	4,132	4,122,827
3.38%, 05/12/21	3,886	3,885,339
4.10%, 01/13/26	2,495	2,510,768
Deutsche Bank AG/London, 3.70%, 05/30/24	4,393	4,380,568
Deutsche Bank AG/New York NY
3.15%, 01/22/21	6,460	6,431,382
3.30%, 11/16/22	6,853	6,809,963
3.38%, 05/12/21	100	99,879
3.70%, 05/30/24	1,745	1,738,770
3.95%, 02/27/23	3,825	3,870,747
4.10%, 01/13/26	450	449,253
4.25%, 02/04/21	700	707,693
4.25%, 10/14/21	200	203,458
Series D, 5.00%, 02/14/22	3,175	3,287,935
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	678	690,441
3.35%, 02/06/23 (Call 01/06/23)	2,500	2,589,400
3.45%, 07/27/26 (Call 04/27/26)	1,920	2,004,480
4.20%, 08/08/23	1,525	1,636,066
4.25%, 03/13/26	925	1,008,703
4.65%, 09/13/28 (Call 06/13/28)	1,765	1,997,098
4.68%, 08/09/28 (Call 08/09/23)(e)	1,975	2,064,231
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	1,375	1,393,329
3.50%, 03/15/22 (Call 02/15/22)	1,678	1,733,794
3.65%, 01/25/24 (Call 12/25/23)	1,015	1,075,504
3.95%, 03/14/28 (Call 02/14/28)	2,773	3,075,202
4.30%, 01/16/24 (Call 12/16/23)	1,715	1,851,343
8.25%, 03/01/38	3,619	5,616,398
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	500	501,605
2.25%, 06/14/21 (Call 05/14/21)	1,900	1,906,365
2.88%, 10/01/21 (Call 09/01/21)	4,275	4,339,638
3.35%, 07/26/21 (Call 06/26/21)	1,300	1,328,418
3.85%, 03/15/26 (Call 02/15/26)	3,515	3,782,738
3.95%, 07/28/25 (Call 06/28/25)	1,945	2,131,487
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	37	37,466
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	2,770	2,791,246
4.38%, 08/01/46 (Call 02/01/46)	1,565	1,750,468
4.63%, 02/13/47	1,435	1,655,316
FirstMerit Bank N.A./Akron OH, 4.27%, 11/25/26	1,000	1,071,480
Goldman Sachs Capital I, 6.35%, 02/15/34	3,557	4,635,162
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	8,035	8,048,659
2.60%, 12/27/20 (Call 12/27/19)	6,223	6,231,277
2.63%, 04/25/21 (Call 03/25/21)	2,136	2,152,362

Security	Par (000)	Value

Banks (continued)
2.75%, 09/15/20 (Call 08/15/20)	$5,360	$5,388,301
2.88%, 02/25/21 (Call 01/25/21)	5,225	5,274,219
2.88%, 10/31/22 (Call 10/31/21)(e)	10,694	10,834,091
2.91%, 06/05/23 (Call 06/05/22)(e)	2,119	2,153,391
2.91%, 07/24/23 (Call 07/24/22)(e)	4,236	4,303,479
3.00%, 04/26/22 (Call 04/26/21)	11,271	11,418,199
3.20%, 02/23/23 (Call 01/23/23)	3,446	3,558,960
3.27%, 09/29/25 (Call 09/29/24)(e)	6,778	7,035,564
3.50%, 01/23/25 (Call 10/23/24)	10,279	10,810,116
3.50%, 11/16/26 (Call 11/16/25)	6,533	6,856,253
3.63%, 01/22/23	9,657	10,107,306
3.63%, 02/20/24 (Call 01/20/24)	3,528	3,723,381
3.69%, 06/05/28 (Call 06/05/27)(e)	7,040	7,495,981
3.75%, 05/22/25 (Call 02/22/25)	7,681	8,191,479
3.75%, 02/25/26 (Call 11/25/25)	5,545	5,908,087
3.81%, 04/23/29 (Call 04/23/28)(e)	2,674	2,875,005
3.85%, 07/08/24 (Call 04/08/24)	8,817	9,395,836
3.85%, 01/26/27 (Call 01/26/26)	9,471	10,119,101
4.00%, 03/03/24	5,445	5,848,856
4.02%, 10/31/38 (Call 10/31/37)(e)	6,960	7,690,939
4.22%, 05/01/29 (Call 05/01/28)(e)	12,048	13,328,582
4.25%, 10/21/25	7,721	8,341,460
4.41%, 04/23/39 (Call 04/23/38)(e)	5,414	6,228,861
4.75%, 10/21/45 (Call 04/21/45)	5,269	6,508,901
4.80%, 07/08/44 (Call 01/08/44)	5,511	6,790,103
5.15%, 05/22/45	5,232	6,358,031
5.25%, 07/27/21	6,107	6,452,045
5.75%, 01/24/22	12,757	13,809,708
5.95%, 01/15/27	3,470	4,143,874
6.13%, 02/15/33	803	1,085,664
6.25%, 02/01/41	7,588	10,760,315
6.45%, 05/01/36	3,032	4,030,589
6.75%, 10/01/37	14,533	19,869,808
HSBC Bank USA N.A., 7.00%, 01/15/39	1,500	2,204,505
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	500	634,535
5.88%, 11/01/34	3,650	4,749,051
HSBC Holdings PLC
2.65%, 01/05/22	3,775	3,807,842
2.95%, 05/25/21	6,145	6,210,014
3.03%, 11/22/23 (Call 11/22/22)(e)	400	406,916
3.26%, 03/13/23 (Call 03/13/22)(e)	6,150	6,278,289
3.40%, 03/08/21	9,315	9,463,667
3.60%, 05/25/23	4,942	5,168,195
3.80%, 03/11/25 (Call 03/11/24)(e)	4,277	4,467,925
3.90%, 05/25/26	5,900	6,310,109
3.95%, 05/18/24 (Call 05/18/23)(e)	1,505	1,578,188
3.97%, 05/22/30 (Call 05/22/29)(e)	7,480	8,015,418
4.00%, 03/30/22	8,647	9,040,784
4.04%, 03/13/28 (Call 03/13/27)(e)	3,670	3,920,698
4.25%, 03/14/24	8,497	8,965,440
4.25%, 08/18/25	5,045	5,345,632
4.29%, 09/12/26 (Call 09/15/25)(e)	6,700	7,218,111
4.30%, 03/08/26	8,450	9,213,035
4.38%, 11/23/26	6,230	6,685,288
4.58%, 06/19/29 (Call 06/19/28)(e)	7,615	8,505,803
4.88%, 01/14/22	644	682,749
5.10%, 04/05/21	8,723	9,104,806
5.25%, 03/14/44	4,930	6,117,883
6.10%, 01/14/42	4,446	6,496,762

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.50%, 05/02/36	$6,526	$8,742,491
6.50%, 09/15/37	7,226	9,817,533
6.80%, 06/01/38	3,320	4,672,037
7.63%, 05/17/32	1,671	2,385,169
HSBC USA Inc.
3.50%, 06/23/24	7,150	7,543,107
5.00%, 09/27/20	3,170	3,259,838
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,267	2,278,539
2.63%, 08/06/24 (Call 07/06/24)	775	789,097
3.15%, 03/14/21 (Call 02/14/21)	3,139	3,182,632
4.00%, 05/15/25 (Call 04/15/25)	2,587	2,793,184
7.00%, 12/15/20	250	264,738
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	3,650	3,688,507
3.13%, 04/01/22 (Call 03/01/22)	1,165	1,193,857
3.25%, 05/14/21 (Call 04/14/21)	2,245	2,283,524
3.55%, 10/06/23 (Call 09/06/23)	2,800	2,955,988
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	7,725	7,732,416
2.96%, 11/08/22	500	507,430
3.54%, 11/08/27	1,600	1,699,008
ING Groep NV
3.15%, 03/29/22	3,790	3,881,870
3.55%, 04/09/24	1,895	1,986,604
3.95%, 03/29/27	8,637	9,399,561
4.05%, 04/09/29	3,265	3,632,345
4.10%, 10/02/23	1,805	1,928,985
4.55%, 10/02/28	1,775	2,037,398
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	5,858	5,869,423
2.40%, 06/07/21 (Call 05/07/21)	3,863	3,884,903
2.55%, 10/29/20 (Call 09/29/20)	8,484	8,529,220
2.55%, 03/01/21 (Call 02/01/21)	5,586	5,625,493
2.70%, 05/18/23 (Call 03/18/23)	4,026	4,117,108
2.78%, 04/25/23 (Call 04/25/22)(e)	2,962	3,008,622
2.95%, 10/01/26 (Call 07/01/26)	7,140	7,381,332
2.97%, 01/15/23 (Call 01/15/22)	6,701	6,836,829
3.13%, 01/23/25 (Call 10/23/24)	5,322	5,545,098
3.20%, 01/25/23	8,342	8,666,087
3.20%, 06/15/26 (Call 03/15/26)	7,395	7,741,382
3.21%, 04/01/23 (Call 04/01/22)(e)	6,995	7,186,663
3.22%, 03/01/25 (Call 03/01/24)(e)	1,055	1,100,154
3.25%, 09/23/22	10,049	10,412,975
3.30%, 04/01/26 (Call 01/01/26)	8,710	9,184,956
3.38%, 05/01/23	3,727	3,866,278
3.51%, 06/18/22 (Call 06/18/21)(e)	3,316	3,395,418
3.51%, 01/23/29 (Call 01/23/28)(e)	6,359	6,812,715
3.54%, 05/01/28 (Call 05/01/27)(e)	3,445	3,693,316
3.56%, 04/23/24 (Call 04/23/23)(e)	9,399	9,862,089
3.63%, 05/13/24	4,977	5,321,359
3.63%, 12/01/27 (Call 12/01/26)	2,957	3,144,208
3.70%, 05/06/30 (Call 05/06/29)(e)	1,701	1,856,948
3.78%, 02/01/28 (Call 02/01/27)(e)	7,739	8,420,109
3.80%, 07/23/24 (Call 07/23/23)(e)	4,658	4,941,113
3.88%, 02/01/24	7,854	8,445,249
3.88%, 09/10/24	9,280	9,915,866
3.88%, 07/24/38 (Call 07/24/37)(e)	4,906	5,503,845
3.90%, 07/15/25 (Call 04/15/25)	6,663	7,230,754

Security	Par (000)	Value

Banks (continued)
3.90%, 01/23/49 (Call 01/23/48)(e)	$1,325	$1,523,790
3.96%, 01/29/27 (Call 01/29/26)(e)	7,620	8,298,028
3.96%, 11/15/48 (Call 11/15/47)(e)	13,065	15,115,552
4.01%, 04/23/29 (Call 04/23/28)(e)	13,011	14,451,188
4.02%, 12/05/24 (Call 12/05/23)(e)	2,428	2,609,614
4.03%, 07/24/48 (Call 07/24/47)(e)	4,136	4,757,434
4.13%, 12/15/26	6,363	7,003,436
4.20%, 07/23/29 (Call 07/23/28)(e)	6,151	6,935,129
4.25%, 10/15/20	11,528	11,808,592
4.25%, 10/01/27	9,619	10,726,051
4.26%, 02/22/48 (Call 02/22/47)(e)	3,950	4,792,219
4.35%, 08/15/21	7,385	7,706,026
4.45%, 12/05/29 (Call 12/05/28)(e)	3,743	4,300,744
4.50%, 01/24/22	14,624	15,462,979
4.63%, 05/10/21	9,175	9,558,056
4.85%, 02/01/44	8,450	10,923,146
4.95%, 06/01/45	6,173	7,916,132
5.40%, 01/06/42	3,157	4,311,925
5.50%, 10/15/40	5,712	7,833,094
5.60%, 07/15/41	4,502	6,263,092
5.63%, 08/16/43	3,684	5,052,311
6.40%, 05/15/38	4,275	6,213,969
8.75%, 09/01/30	325	485,027
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,850	1,864,042
2.40%, 06/09/22	2,250	2,274,278
2.50%, 12/15/19	100	100,079
2.50%, 11/22/21	2,435	2,456,598
3.18%, 10/15/27	500	511,485
3.30%, 02/01/22	1,815	1,871,265
3.30%, 06/01/25	420	444,032
3.38%, 03/07/23	350	365,215
3.40%, 05/20/26	870	917,754
3.90%, 04/13/29 (Call 03/13/29)	500	550,670
KeyCorp.
2.90%, 09/15/20	2,612	2,633,000
4.10%, 04/30/28	2,000	2,247,060
4.15%, 10/29/25	2,764	3,037,277
5.10%, 03/24/21	4,026	4,206,848
KfW
0.00%, 04/18/36(f)	6,000	4,339,500
0.00%, 06/29/37(f)	2,520	1,776,121
1.50%, 06/15/21	19,485	19,453,045
1.63%, 03/15/21	20,655	20,652,108
1.75%, 09/15/21	700	702,632
1.75%, 08/22/22	7,000	7,053,760
1.88%, 11/30/20	2,050	2,054,100
1.88%, 12/15/20	7,145	7,161,505
2.00%, 11/30/21	5,950	6,008,726
2.00%, 09/29/22	2,444	2,481,418
2.00%, 10/04/22	7,624	7,740,114
2.00%, 05/02/25	17,480	17,963,846
2.13%, 03/07/22	13,245	13,448,841
2.13%, 06/15/22	10,491	10,671,760
2.13%, 01/17/23	17,295	17,654,390
2.38%, 08/25/21	5,225	5,307,085
2.38%, 12/29/22	13,991	14,391,842
2.50%, 02/15/22	5,750	5,887,252
2.50%, 11/20/24	22,270	23,414,678
2.63%, 04/12/21	7,500	7,618,725

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 01/25/22	$10,335	$10,606,190
2.63%, 02/28/24(d)	3,050	3,202,103
2.75%, 09/08/20	15,221	15,366,817
2.75%, 10/01/20	11,020	11,135,930
2.88%, 04/03/28	3,950	4,372,452
3.13%, 12/15/21	5,522	5,716,871
Korea Development Bank (The)
2.50%, 01/13/21	3,011	3,030,662
2.75%, 03/19/23	2,000	2,052,780
3.00%, 09/14/22	915	941,215
3.00%, 01/13/26	4,000	4,192,920
3.38%, 09/16/25	1,700	1,826,684
3.75%, 01/22/24	1,700	1,825,698
4.63%, 11/16/21	4,280	4,519,808
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	8,100	8,208,540
2.00%, 01/13/25	8,368	8,584,480
2.25%, 10/01/21	1,425	1,444,380
2.38%, 06/10/25	8,535	8,938,449
3.13%, 11/14/23	150	159,866
Series 36, 2.00%, 12/06/21	2,750	2,775,823
Series 37, 2.50%, 11/15/27	1,896	2,025,364
Lloyds Bank PLC
2.25%, 08/14/22	5,000	5,005,200
3.30%, 05/07/21	4,225	4,295,769
6.38%, 01/21/21	388	409,608
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(e)	3,250	3,260,335
3.00%, 01/11/22	7,370	7,467,284
3.10%, 07/06/21	3,272	3,317,710
3.57%, 11/07/28 (Call 11/07/27)(e)	5,450	5,583,089
3.75%, 01/11/27	6,065	6,314,635
3.90%, 03/12/24	1,425	1,493,315
4.05%, 08/16/23	3,050	3,201,127
4.34%, 01/09/48	3,705	3,725,526
4.38%, 03/22/28	710	773,126
4.45%, 05/08/25	3,430	3,696,854
4.50%, 11/04/24	9,215	9,654,187
4.55%, 08/16/28	4,830	5,320,148
4.58%, 12/10/25	1,425	1,494,184
4.65%, 03/24/26	5,381	5,671,735
5.30%, 12/01/45	2,875	3,286,182
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,005	1,059,903
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	3,250	3,288,675
2.63%, 01/25/21 (Call 12/25/20)	3,050	3,076,016
2.90%, 02/06/25 (Call 01/06/25)	1,375	1,425,325
3.40%, 08/17/27	1,950	2,111,733
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	3,300	3,296,799
2.53%, 09/13/23	780	789,056
2.62%, 07/18/22	5,000	5,059,350
2.67%, 07/25/22	7,519	7,613,363
2.76%, 09/13/26	1,900	1,938,285
2.80%, 07/18/24	5,000	5,115,200
2.95%, 03/01/21	7,338	7,417,544
3.00%, 02/22/22	688	701,258
3.20%, 07/18/29	5,000	5,238,000
3.22%, 03/07/22	4,455	4,568,335
3.29%, 07/25/27	2,562	2,708,777

Security	Par (000)	Value

Banks (continued)
3.41%, 03/07/24	$4,250	$4,465,475
3.46%, 03/02/23	1,955	2,037,032
3.54%, 07/26/21	622	637,295
3.68%, 02/22/27	2,074	2,243,197
3.74%, 03/07/29	4,427	4,885,062
3.75%, 07/18/39	4,035	4,413,725
3.76%, 07/26/23	4,600	4,861,004
3.78%, 03/02/25	2,525	2,710,461
3.85%, 03/01/26	10,890	11,801,493
3.96%, 03/02/28	3,474	3,868,056
4.05%, 09/11/28	2,750	3,091,715
4.15%, 03/07/39	555	641,935
4.29%, 07/26/38	2,485	2,916,297
Mizuho Financial Group Inc.
2.27%, 09/13/21	3,770	3,770,792
2.60%, 09/11/22	2,700	2,730,591
2.72%, 07/16/23 (Call 07/16/22)(e)	3,000	3,036,060
2.84%, 07/16/25 (Call 07/16/24)(e)	2,395	2,444,337
2.84%, 09/13/26	2,110	2,169,861
2.95%, 02/28/22	4,670	4,752,425
3.15%, 07/16/30 (Call 07/16/29)(e)	3,860	4,030,766
3.17%, 09/11/27	3,150	3,304,381
3.55%, 03/05/23	3,650	3,813,009
3.66%, 02/28/27	2,670	2,885,870
3.92%, 09/11/24 (Call 09/11/23)(e)	2,000	2,116,680
4.02%, 03/05/28	3,050	3,406,850
4.25%, 09/11/29 (Call 09/11/28)(e)	3,000	3,397,050
Morgan Stanley
2.50%, 04/21/21	9,762	9,819,205
2.63%, 11/17/21	8,760	8,841,118
2.72%, 07/22/25 (Call 07/22/24)(e)	4,215	4,301,660
2.75%, 05/19/22	8,201	8,340,253
3.13%, 01/23/23	7,561	7,797,281
3.13%, 07/27/26	10,650	11,051,505
3.59%, 07/22/28 (Call 07/22/27)(e)	6,812	7,250,557
3.63%, 01/20/27	7,087	7,586,492
3.70%, 10/23/24	7,718	8,239,660
3.74%, 04/24/24 (Call 04/24/23)(e)	9,958	10,465,559
3.75%, 02/25/23	5,067	5,329,420
3.77%, 01/24/29 (Call 01/24/28)(e)	7,059	7,614,473
3.88%, 01/27/26	7,160	7,741,464
3.95%, 04/23/27	7,683	8,217,122
3.97%, 07/22/38 (Call 07/22/37)(e)	4,515	5,047,048
4.00%, 07/23/25	9,221	10,002,203
4.10%, 05/22/23	6,240	6,606,413
4.30%, 01/27/45	7,975	9,430,677
4.35%, 09/08/26	7,388	8,079,665
4.38%, 01/22/47	6,550	7,930,543
4.43%, 01/23/30 (Call 01/23/29)(e)	2,933	3,348,107
4.46%, 04/22/39 (Call 04/22/38)(e)	3,882	4,596,599
4.88%, 11/01/22	8,646	9,299,119
5.00%, 11/24/25	6,470	7,299,583
5.50%, 07/28/21	5,677	6,025,057
5.75%, 01/25/21	5,805	6,090,664
6.25%, 08/09/26	2,501	3,055,147
6.38%, 07/24/42	6,274	9,327,869
7.25%, 04/01/32	3,032	4,388,183
Series F, 3.88%, 04/29/24	5,430	5,825,901
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	2,859	2,933,763

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	$2,450	$2,517,081
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,165	1,163,520
2.50%, 01/12/21	3,395	3,418,969
2.50%, 05/22/22	8,225	8,342,371
2.50%, 07/12/26	4,825	4,927,435
2.63%, 01/14/21	4,350	4,386,757
2.80%, 01/10/22	2,730	2,785,010
2.88%, 04/12/23	250	257,668
3.00%, 01/20/23	2,850	2,946,073
3.38%, 09/20/21	250	256,948
3.38%, 01/14/26	1,810	1,941,967
3.63%, 06/20/23	2,600	2,753,920
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	5,280	5,291,510
Northern Trust Corp.
2.38%, 08/02/22	2,085	2,113,022
3.15%, 05/03/29 (Call 02/03/29)	1,980	2,118,838
3.38%, 08/23/21	2,199	2,260,088
3.38%, 05/08/32 (Call 05/08/27)(e)	918	956,400
3.45%, 11/04/20	535	543,967
3.95%, 10/30/25	4,598	5,057,616
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	8,865	8,838,848
1.88%, 01/20/21	1,475	1,478,245
2.38%, 10/01/21	4,895	4,970,824
2.88%, 09/07/21	300	307,449
2.88%, 03/13/23	2,250	2,352,105
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	4,632	4,641,449
2.23%, 07/22/22 (Call 07/22/21)(e)	2,000	2,007,460
2.45%, 11/05/20 (Call 10/05/20)	3,050	3,065,555
2.45%, 07/28/22 (Call 06/28/22)	425	430,665
2.50%, 01/22/21 (Call 12/22/20)	350	352,345
2.55%, 12/09/21 (Call 11/09/21)	1,250	1,265,550
2.63%, 02/17/22 (Call 01/17/22)	1,246	1,266,011
2.70%, 11/01/22 (Call 10/01/22)	6,310	6,415,251
2.95%, 01/30/23 (Call 12/30/22)	2,000	2,054,320
2.95%, 02/23/25 (Call 01/23/25)	960	999,830
3.10%, 10/25/27 (Call 09/25/27)	3,100	3,293,440
3.25%, 06/01/25 (Call 05/02/25)	1,605	1,694,334
3.25%, 01/22/28 (Call 12/23/27)	1,795	1,927,668
3.30%, 10/30/24 (Call 09/30/24)	1,525	1,614,350
3.80%, 07/25/23 (Call 06/25/23)	7,558	8,008,608
4.05%, 07/26/28	250	279,535
4.20%, 11/01/25 (Call 10/01/25)	6,500	7,197,710
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	1,534	1,630,550
3.30%, 03/08/22 (Call 02/06/22)	250	258,065
3.45%, 04/23/29 (Call 01/23/29)	2,009	2,176,832
3.50%, 01/23/24 (Call 12/24/23)	164	174,275
3.90%, 04/29/24 (Call 03/29/24)	3,535	3,804,791
RBC USA Holdco Corp., 5.25%, 09/15/20	4,840	4,997,784
Regions Bank/Birmingham AL
2.75%, 04/01/21 (Call 03/01/21)	250	251,800
6.45%, 06/26/37	1,540	2,062,768
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	2,476	2,517,151
3.20%, 02/08/21 (Call 01/08/21)	2,506	2,539,956

Security	Par (000)	Value

Banks (continued)
3.80%, 08/14/23 (Call 07/14/23)	$2,280	$2,412,559
7.38%, 12/10/37	1,950	2,812,193
Royal Bank of Canada
2.15%, 10/26/20	6,385	6,400,196
2.35%, 10/30/20	2,753	2,766,380
2.50%, 01/19/21	4,070	4,102,886
2.55%, 07/16/24	3,000	3,053,640
2.75%, 02/01/22	4,700	4,799,593
2.80%, 04/29/22	6,273	6,403,353
3.20%, 04/30/21	4,405	4,497,857
3.70%, 10/05/23	6,814	7,243,350
4.65%, 01/27/26	3,771	4,203,119
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(e)	1,525	1,542,568
3.88%, 09/12/23	9,425	9,710,672
4.27%, 03/22/25 (Call 03/22/24)(e)	5,300	5,529,437
4.45%, 05/08/30 (Call 05/08/29)(d)(e)	7,150	7,648,069
4.52%, 06/25/24 (Call 06/25/23)(e)	8,135	8,534,022
4.80%, 04/05/26	6,050	6,613,315
4.89%, 05/18/29 (Call 05/18/28)(e)	6,125	6,722,310
5.08%, 01/27/30 (Call 01/27/29)(e)	5,800	6,481,036
5.13%, 05/28/24	2,846	3,007,027
6.00%, 12/19/23	766	832,282
6.10%, 06/10/23	571	619,198
6.13%, 12/15/22	2,510	2,709,470
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	2,455	2,521,923
3.70%, 03/28/22 (Call 02/28/22)	5,028	5,158,024
4.40%, 07/13/27 (Call 04/14/27)	3,120	3,357,058
4.45%, 12/03/21 (Call 11/03/21)	2,037	2,124,204
4.50%, 07/17/25 (Call 04/17/25)	4,226	4,547,303
Series FXD, 3.50%, 06/07/24 (Call 05/07/24)	3,081	3,184,244
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,525	2,536,262
2.88%, 08/05/21	4,500	4,518,900
3.13%, 01/08/21	6,530	6,581,522
3.37%, 01/05/24 (Call 01/05/23)(e)	1,080	1,095,865
3.57%, 01/10/23 (Call 01/10/22)	3,820	3,886,353
3.82%, 11/03/28 (Call 11/03/27)(e)	3,450	3,560,952
Santander UK PLC
2.13%, 11/03/20	450	448,646
2.50%, 01/05/21	2,975	2,980,028
2.88%, 06/18/24	3,025	3,079,299
3.40%, 06/01/21	2,500	2,550,450
3.75%, 11/15/21	1,265	1,302,457
4.00%, 03/13/24	5,459	5,815,036
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	4,635	4,612,984
2.63%, 03/15/21	3,250	3,277,560
2.80%, 03/11/22	2,750	2,798,785
State Street Corp.
1.95%, 05/19/21	5,051	5,052,566
2.65%, 05/15/23 (Call 05/15/22)(e)	1,740	1,768,136
2.65%, 05/19/26	3,863	3,980,397
3.10%, 05/15/23	4,096	4,247,306
3.30%, 12/16/24	3,890	4,110,213
3.55%, 08/18/25	4,666	5,020,569
3.70%, 11/20/23	3,188	3,399,938
3.78%, 12/03/24 (Call 12/03/23)(e)	2,845	3,031,376
4.14%, 12/03/29 (Call 12/03/28)(e)	2,175	2,489,244

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 03/07/21	$1,785	$1,849,135
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	1,000	1,003,130
3.20%, 07/18/22	250	257,463
3.40%, 07/11/24	660	695,957
3.65%, 07/23/25	3,000	3,231,690
3.95%, 01/10/24	3,750	4,020,525
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	5,367	5,356,159
2.44%, 10/19/21	3,036	3,052,152
2.63%, 07/14/26	5,163	5,223,097
2.70%, 07/16/24	7,000	7,118,440
2.78%, 07/12/22	11,494	11,699,398
2.78%, 10/18/22	3,595	3,662,083
2.85%, 01/11/22	2,200	2,236,256
2.93%, 03/09/21	6,255	6,324,993
3.01%, 10/19/26	3,515	3,650,152
3.04%, 07/16/29	6,440	6,668,556
3.10%, 01/17/23	3,214	3,319,644
3.35%, 10/18/27	2,100	2,235,219
3.36%, 07/12/27	1,174	1,250,627
3.45%, 01/11/27	1,364	1,451,487
3.54%, 01/17/28	3,501	3,782,690
3.75%, 07/19/23	1,000	1,057,700
3.78%, 03/09/26	5,181	5,601,075
3.94%, 10/16/23	2,018	2,155,829
3.94%, 07/19/28	3,000	3,344,670
4.31%, 10/16/28	2,016	2,310,981
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	3,966	4,012,283
2.75%, 05/01/23 (Call 04/01/23)	500	510,330
2.80%, 05/17/22 (Call 04/17/22)	1,329	1,353,866
3.00%, 02/02/23 (Call 01/02/23)	530	545,518
3.20%, 04/01/24 (Call 03/01/24)	1,666	1,741,120
3.30%, 05/15/26 (Call 04/15/26)	2,500	2,623,975
3.50%, 08/02/22 (Call 08/02/21)(e)	2,272	2,329,936
3.69%, 08/02/24 (Call 08/02/23)(e)	2,794	2,944,848
4.05%, 11/03/25 (Call 09/03/25)	1,840	2,018,995
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	5,916	5,993,145
2.90%, 03/03/21 (Call 02/03/21)	8,417	8,510,345
4.00%, 05/01/25 (Call 03/01/25)	3,846	4,186,986
SVB Financial Group, 3.50%, 01/29/25	2,080	2,163,138
Svenska Handelsbanken AB
1.88%, 09/07/21	2,500	2,488,000
1.95%, 09/08/20	350	349,955
2.40%, 10/01/20	9,150	9,198,678
2.45%, 03/30/21	3,430	3,450,134
3.35%, 05/24/21	3,757	3,840,931
3.90%, 11/20/23	2,000	2,148,240
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	1,050	1,068,197
3.65%, 05/24/21 (Call 04/24/21)	1,275	1,300,143
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,888	1,907,088
Toronto-Dominion Bank (The)
1.80%, 07/13/21	5,673	5,659,442
1.85%, 09/11/20	2,655	2,653,168
2.13%, 04/07/21	2,239	2,245,851
2.50%, 12/14/20	7,009	7,057,082

Security	Par (000)	Value

Banks (continued)
2.55%, 01/25/21	$4,762	$4,802,572
2.65%, 06/12/24	7,063	7,246,991
3.15%, 09/17/20	3,325	3,366,463
3.25%, 06/11/21	1,662	1,700,226
3.25%, 03/11/24	3,260	3,425,641
3.50%, 07/19/23	2,605	2,761,665
3.63%, 09/15/31 (Call 09/15/26)(e)	4,606	4,807,466
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	6,046	6,077,318
2.40%, 07/30/24 (Call 06/30/24)	3,200	3,257,280
2.95%, 07/15/22 (Call 06/15/22)	4,651	4,770,484
3.00%, 03/15/22 (Call 02/15/22)	5,110	5,238,108
3.00%, 07/30/29 (Call 04/30/29)	2,822	2,956,863
3.10%, 04/27/26 (Call 03/27/26)	1,419	1,485,565
3.38%, 02/05/24 (Call 01/05/24)	507	536,431
3.60%, 09/11/24 (Call 08/11/24)	3,825	4,091,794
3.70%, 01/30/24 (Call 12/29/23)	2,740	2,936,924
3.90%, 04/26/28 (Call 03/26/28)	2,294	2,617,798
4.13%, 05/24/21 (Call 04/24/21)	2,612	2,701,148
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,899	1,934,188
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,189	3,243,341
Series X, 3.15%, 04/27/27 (Call 03/27/27)	6,010	6,437,010
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	3,000	3,004,500
2.80%, 01/27/25 (Call 12/27/24)	2,850	2,955,507
2.85%, 01/23/23 (Call 12/23/22)	1,650	1,699,748
3.00%, 02/04/21 (Call 01/04/21)	350	354,711
3.15%, 04/26/21 (Call 03/26/21)	2,350	2,391,783
3.45%, 11/16/21 (Call 10/15/21)	250	257,668
Wachovia Corp.
5.50%, 08/01/35	3,560	4,496,102
6.55%, 10/15/35	100	132,789
7.50%, 04/15/35	50	71,016
7.57%, 08/01/26(c)	4,185	5,380,069
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,033	1,118,791
Wells Fargo & Co.
2.10%, 07/26/21	9,963	9,969,576
2.50%, 03/04/21	10,770	10,833,974
2.55%, 12/07/20	8,205	8,249,471
2.63%, 07/22/22	7,997	8,125,512
3.00%, 01/22/21	4,314	4,371,635
3.00%, 02/19/25	7,840	8,121,378
3.00%, 04/22/26	6,268	6,495,340
3.00%, 10/23/26	4,699	4,875,353
3.07%, 01/24/23 (Call 01/24/22)	7,876	8,055,730
3.20%, 06/17/27 (Call 06/17/26)(e)	8,920	9,311,945
3.30%, 09/09/24	8,186	8,605,041
3.50%, 03/08/22	12,810	13,261,040
3.55%, 09/29/25	10,629	11,314,783
3.58%, 05/22/28 (Call 05/22/27)(e)	8,965	9,616,755
3.75%, 01/24/24 (Call 12/24/23)	4,130	4,397,252
3.90%, 05/01/45	7,705	9,000,519
4.10%, 06/03/26	9,140	9,885,458
4.13%, 08/15/23	3,245	3,461,052
4.15%, 01/24/29 (Call 10/24/28)	3,972	4,453,804
4.30%, 07/22/27	9,453	10,467,118
4.40%, 06/14/46	5,684	6,604,353
4.48%, 01/16/24	3,030	3,284,126
4.60%, 04/01/21	10,286	10,690,343

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 11/04/44	$6,653	$7,958,651
4.75%, 12/07/46	4,856	5,940,393
4.90%, 11/17/45	6,554	8,126,632
5.38%, 02/07/35	947	1,234,178
5.38%, 11/02/43	6,688	8,779,204
5.61%, 01/15/44	8,340	11,172,097
Series M, 3.45%, 02/13/23	3,196	3,317,128
Wells Fargo Bank N.A.
2.60%, 01/15/21	2,930	2,951,477
2.90%, 05/27/22 (Call 05/27/21)(e)	10,000	10,132,300
3.55%, 08/14/23 (Call 07/14/23)	2,685	2,835,790
3.63%, 10/22/21 (Call 09/21/21)	4,000	4,126,760
5.85%, 02/01/37	525	709,485
5.95%, 08/26/36	1,333	1,837,421
Wells Fargo Capital X, 5.95%, 12/01/86	3,361	4,175,438
Westpac Banking Corp.
2.00%, 08/19/21	4,099	4,099,943
2.10%, 05/13/21	3,622	3,631,091
2.50%, 06/28/22	2,785	2,828,502
2.60%, 11/23/20	3,841	3,868,770
2.65%, 01/25/21	3,421	3,453,397
2.70%, 08/19/26	3,116	3,225,652
2.75%, 01/11/23	663	681,000
2.80%, 01/11/22	4,065	4,149,145
2.85%, 05/13/26	4,570	4,773,319
3.30%, 02/26/24	4,272	4,506,576
3.35%, 03/08/27	5,065	5,468,174
3.40%, 01/25/28	4,970	5,426,395
3.65%, 05/15/23	2,116	2,242,219
4.11%, 07/24/34 (Call 07/24/29)(e)	100	105,353
4.32%, 11/23/31 (Call 11/23/26)(e)	4,583	4,891,573
4.42%, 07/24/39	660	737,636
Zions Bancorp. N.A.
3.35%, 03/04/22 (Call 02/04/22)	1,550	1,587,278
3.50%, 08/27/21	1,575	1,611,257

		3,842,958,381

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	14,128	15,180,112
4.70%, 02/01/36 (Call 08/01/35)	19,295	22,447,224
4.90%, 02/01/46 (Call 08/01/45)	30,722	36,616,937
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	8,157	8,230,413
3.30%, 02/01/23 (Call 12/01/22)	16,809	17,487,579
3.65%, 02/01/26 (Call 11/01/25)	800	857,840
3.70%, 02/01/24	1,682	1,794,526
4.00%, 01/17/43	1,413	1,492,736
4.63%, 02/01/44	6,844	7,822,555
4.70%, 02/01/36 (Call 08/01/35)	75	86,798
4.90%, 02/01/46 (Call 08/01/45)	691	817,101
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)	250	264,665
3.75%, 07/15/42	3,565	3,632,378
4.00%, 04/13/28 (Call 01/13/28)	9,683	10,753,165
4.15%, 01/23/25 (Call 12/23/24)	1,273	1,394,368
4.38%, 04/15/38 (Call 10/15/37)	2,830	3,213,154
4.44%, 10/06/48 (Call 04/06/48)	4,764	5,409,760
4.60%, 04/15/48 (Call 10/15/47)	9,155	10,627,582
4.75%, 01/23/29 (Call 10/23/28)	8,442	9,850,210

Security	Par (000)	Value

Beverages (continued)
4.75%, 04/15/58 (Call 10/15/57)	$3,810	$4,452,480
4.90%, 01/23/31 (Call 10/23/30)	4,913	5,890,294
4.95%, 01/15/42	1,630	1,945,438
5.45%, 01/23/39 (Call 07/23/38)	7,171	9,136,069
5.55%, 01/23/49 (Call 07/23/48)	7,910	10,388,598
5.80%, 01/23/59 (Call 07/23/58)	5,060	6,914,591
8.00%, 11/15/39	2,650	4,159,970
8.20%, 01/15/39	3,025	4,841,966
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	4,400	4,496,976
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)(d)	1,500	1,489,680
3.75%, 01/15/43 (Call 07/15/42)	295	327,069
4.50%, 07/15/45 (Call 01/15/45)	1,096	1,390,934
Coca-Cola Co. (The)
1.55%, 09/01/21	2,934	2,923,144
1.88%, 10/27/20	2,966	2,965,318
2.20%, 05/25/22	3,195	3,232,062
2.25%, 09/01/26	1,830	1,864,605
2.45%, 11/01/20	4,734	4,764,771
2.50%, 04/01/23	1,191	1,221,966
2.55%, 06/01/26	2,648	2,748,333
2.88%, 10/27/25	4,205	4,435,182
2.90%, 05/25/27	3,075	3,279,272
3.15%, 11/15/20	3,197	3,245,435
3.20%, 11/01/23	5,787	6,123,746
3.30%, 09/01/21	3,375	3,472,301
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,238,867
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	800	853,376
5.25%, 11/26/43	1,400	1,824,494
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	2,250	2,280,510
2.70%, 05/09/22 (Call 04/09/22)	300	303,666
3.15%, 08/01/29 (Call 05/01/29)	1,549	1,598,072
3.20%, 02/15/23 (Call 01/15/23)	2,915	3,003,179
3.50%, 05/09/27 (Call 02/09/27)	2,228	2,354,729
3.60%, 02/15/28 (Call 11/15/27)	4,402	4,683,728
3.70%, 12/06/26 (Call 09/06/26)	3,774	4,037,236
4.10%, 02/15/48 (Call 08/15/47)	690	745,925
4.25%, 05/01/23	3,649	3,911,655
4.40%, 11/15/25 (Call 09/15/25)	1,239	1,374,361
4.50%, 05/09/47 (Call 11/09/46)	4,300	4,896,926
4.65%, 11/15/28 (Call 08/15/28)	1,078	1,238,309
4.75%, 11/15/24	129	143,609
4.75%, 12/01/25	207	233,597
5.25%, 11/15/48 (Call 05/15/48)	325	410,495
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	2,273	2,325,961
3.50%, 09/18/23 (Call 08/18/23)	1,000	1,055,910
3.88%, 05/18/28 (Call 02/18/28)	1,200	1,349,592
3.88%, 04/29/43 (Call 10/29/42)	1,495	1,732,047
5.88%, 09/30/36	1,605	2,229,457
Diageo Investment Corp.
2.88%, 05/11/22	1,281	1,313,960
4.25%, 05/11/42	2,227	2,686,408
7.45%, 04/15/35	1,125	1,735,099
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	300	305,403
4.38%, 05/10/43	150	175,820

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	$4,345	$4,282,780
3.13%, 12/15/23 (Call 10/15/23)	2,050	2,110,659
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,249,512
3.43%, 06/15/27 (Call 03/15/27)	1,675	1,738,650
3.55%, 05/25/21	3,156	3,228,430
4.06%, 05/25/23 (Call 04/25/23)	2,032	2,157,700
4.42%, 05/25/25 (Call 03/25/25)	4,748	5,194,312
4.42%, 12/15/46 (Call 06/15/46)	2,120	2,286,505
4.50%, 11/15/45 (Call 08/15/45)	3,155	3,450,655
4.60%, 05/25/28 (Call 02/25/28)	4,584	5,175,794
4.99%, 05/25/38 (Call 11/25/37)	600	705,738
5.09%, 05/25/48 (Call 11/25/47)(d)	1,225	1,482,789
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	2,679	2,673,830
3.00%, 07/15/26 (Call 04/15/26)	7,527	7,607,087
3.50%, 05/01/22	2,944	3,036,383
4.20%, 07/15/46 (Call 01/15/46)	4,699	4,784,287
5.00%, 05/01/42	3,990	4,440,870
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	900	896,922
2.00%, 04/15/21 (Call 03/15/21)	450	451,202
2.15%, 10/14/20 (Call 09/14/20)	3,525	3,534,165
2.25%, 05/02/22 (Call 04/02/22)	3,085	3,119,737
2.38%, 10/06/26 (Call 07/06/26)	4,643	4,759,818
2.63%, 07/29/29 (Call 04/29/29)	4,000	4,152,440
2.75%, 03/05/22	5,222	5,368,895
2.75%, 03/01/23	3,063	3,164,783
2.75%, 04/30/25 (Call 01/30/25)	4,780	4,997,681
2.85%, 02/24/26 (Call 11/24/25)	1,622	1,704,106
3.00%, 08/25/21	4,600	4,703,408
3.00%, 10/15/27 (Call 07/15/27)	2,742	2,938,218
3.10%, 07/17/22 (Call 05/17/22)	3,787	3,916,364
3.13%, 11/01/20	2,313	2,343,717
3.38%, 07/29/49 (Call 01/29/49)	2,670	2,931,179
3.45%, 10/06/46 (Call 04/06/46)	5,049	5,572,783
3.50%, 07/17/25 (Call 04/17/25)	1,405	1,518,847
3.60%, 03/01/24 (Call 12/01/23)	1,582	1,697,375
3.60%, 08/13/42	567	635,919
4.00%, 03/05/42	1,718	2,031,432
4.00%, 05/02/47 (Call 11/02/46)	2,965	3,566,272
4.25%, 10/22/44 (Call 04/22/44)	1,080	1,322,330
4.45%, 04/14/46 (Call 10/14/45)	4,620	5,852,108
4.60%, 07/17/45 (Call 01/17/45)	2,214	2,845,101
7.00%, 03/01/29	1,560	2,157,589

		437,520,066

Biotechnology — 0.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	2,595	2,583,867
2.25%, 08/19/23 (Call 06/19/23)	2,895	2,916,973
2.60%, 08/19/26 (Call 05/19/26)	5,313	5,373,887
2.65%, 05/11/22 (Call 04/11/22)	2,931	2,974,789
2.70%, 05/01/22 (Call 03/01/22)	506	513,504
3.13%, 05/01/25 (Call 02/01/25)	2,575	2,686,781
3.20%, 11/02/27 (Call 08/02/27)	1,680	1,768,015
3.45%, 10/01/20	1,680	1,703,218
3.63%, 05/15/22 (Call 02/15/22)	5,252	5,450,368
3.63%, 05/22/24 (Call 02/22/24)	6,109	6,496,860
3.88%, 11/15/21 (Call 08/15/21)	1,100	1,137,323
4.10%, 06/15/21 (Call 03/15/21)	3,411	3,516,195

Security	Par (000)	Value

Biotechnology (continued)
4.40%, 05/01/45 (Call 11/01/44)	$6,575	$7,480,443
4.56%, 06/15/48 (Call 12/15/47)	4,908	5,724,250
4.66%, 06/15/51 (Call 12/15/50)	15,084	17,930,200
4.95%, 10/01/41	1,050	1,270,311
5.15%, 11/15/41 (Call 05/15/41)	1,206	1,482,198
5.65%, 06/15/42 (Call 12/15/41)	325	416,748
5.75%, 03/15/40	500	652,710
6.38%, 06/01/37	280	381,595
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	4,119	4,466,808
5.25%, 06/23/45 (Call 12/23/44)	2,901	3,829,117
Biogen Inc.
2.90%, 09/15/20	4,121	4,145,190
3.63%, 09/15/22	3,025	3,148,632
4.05%, 09/15/25 (Call 06/15/25)	3,923	4,266,694
5.20%, 09/15/45 (Call 03/15/45)	7,000	8,396,430
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	2,018	2,068,329
Celgene Corp.
2.25%, 08/15/21	1,510	1,513,413
2.75%, 02/15/23 (Call 01/15/23)	1,200	1,225,908
2.88%, 08/15/20	1,525	1,534,287
2.88%, 02/19/21	1,792	1,812,501
3.25%, 08/15/22	7,125	7,351,290
3.25%, 02/20/23 (Call 01/20/23)	1,050	1,088,115
3.45%, 11/15/27 (Call 08/15/27)	4,815	5,162,932
3.55%, 08/15/22	3,818	3,978,356
3.63%, 05/15/24 (Call 02/15/24)	3,902	4,140,490
3.88%, 08/15/25 (Call 05/15/25)	7,145	7,746,180
3.90%, 02/20/28 (Call 11/20/27)	2,495	2,757,374
3.95%, 10/15/20	1,265	1,289,807
4.00%, 08/15/23	4,125	4,411,440
4.35%, 11/15/47 (Call 05/15/47)	1,385	1,673,274
4.55%, 02/20/48 (Call 08/20/47)	1,600	1,979,408
4.63%, 05/15/44 (Call 11/15/43)	2,660	3,211,657
5.00%, 08/15/45 (Call 02/15/45)	10,479	13,480,814
5.25%, 08/15/43	1,550	1,958,007
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	2,082	2,088,829
2.50%, 09/01/23 (Call 07/01/23)	605	615,406
2.55%, 09/01/20	4,910	4,934,894
2.95%, 03/01/27 (Call 12/01/26)	2,422	2,515,804
3.25%, 09/01/22 (Call 07/01/22)	3,567	3,689,633
3.50%, 02/01/25 (Call 11/01/24)	4,762	5,064,054
3.65%, 03/01/26 (Call 12/01/25)	9,360	10,063,217
3.70%, 04/01/24 (Call 01/01/24)	4,081	4,338,470
4.00%, 09/01/36 (Call 03/01/36)	1,120	1,262,206
4.15%, 03/01/47 (Call 09/01/46)	6,020	6,815,182
4.40%, 12/01/21 (Call 09/01/21)	450	470,862
4.50%, 04/01/21 (Call 01/01/21)	2,585	2,669,013
4.50%, 02/01/45 (Call 08/01/44)	4,782	5,589,010
4.60%, 09/01/35 (Call 03/01/35)	1,565	1,865,903
4.75%, 03/01/46 (Call 09/01/45)	6,100	7,392,468
4.80%, 04/01/44 (Call 10/01/43)	5,505	6,649,324
5.65%, 12/01/41 (Call 06/01/41)	3,815	5,030,345

		240,151,308

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21	1,350	1,408,590
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	150	155,144
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	137	145,597

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	$33	$33,836
3.90%, 02/14/26 (Call 11/14/25)	631	680,773
4.50%, 02/15/47 (Call 08/15/46)	2,629	2,953,287
4.63%, 07/02/44 (Call 01/02/44)	625	694,531
4.95%, 07/02/64 (Call 01/02/64)(c)	1,381	1,496,383
5.13%, 09/14/45 (Call 03/14/45)	195	235,379
6.00%, 01/15/36	296	370,432
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	1,230	1,251,660
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 12/01/26)	674	692,616
3.50%, 12/15/27 (Call 09/15/27)	1,050	1,083,621
4.25%, 12/15/47 (Call 06/15/47)	1,820	1,863,716
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	395	400,767
3.50%, 11/15/27 (Call 08/15/27)	2,100	2,155,545
4.38%, 04/01/26 (Call 01/01/26)	1,549	1,678,837
4.45%, 04/01/25 (Call 01/01/25)	2,741	2,977,028
4.50%, 05/15/47 (Call 11/15/46)	550	569,052
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	1,390	1,389,611
3.95%, 08/15/29 (Call 05/15/29)	1,201	1,243,023
4.20%, 12/01/24 (Call 09/01/24)	260	275,038
4.30%, 07/15/47 (Call 01/15/47)	2,075	1,902,547
4.40%, 01/30/48 (Call 07/30/47)	475	444,970
7.00%, 12/01/36	437	549,763
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	579	612,727
4.50%, 04/01/25 (Call 01/01/25)	1,405	1,520,069
4.50%, 06/15/47 (Call 12/15/46)	2,273	2,461,432
4.70%, 03/01/48 (Call 09/01/47)	700	776,321

		32,022,295

Chemicals — 0.4%
Air Products & Chemicals Inc.
3.00%, 11/03/21 (Call 06/29/24)	1,957	1,997,158
3.35%, 07/31/24 (Call 04/05/21)	1,250	1,322,463
Airgas Inc.
2.90%, 11/15/22 (Call 02/02/22)	1,450	1,480,407
3.65%, 07/15/24 (Call 05/14/42)	185	196,805
Albemarle Corp.
4.15%, 12/01/24 (Call 09/25/25)	3,930	4,211,309
5.45%, 12/01/44 (Call 03/15/23)	425	482,345
Braskem Finance Ltd., 6.45%, 02/03/24	3,325	3,653,842
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,200	1,198,188
3.70%, 07/15/22	370	381,022
4.00%, 07/01/29 (Call 04/01/29)	2,438	2,560,509
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	733	762,789
4.63%, 11/15/22	5,396	5,743,394
5.88%, 06/15/21	2,000	2,121,160
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	6,219	6,348,666
3.15%, 05/15/24 (Call 04/15/24)(b)(d)	207	213,442
3.50%, 10/01/24 (Call 07/01/24)	4,969	5,208,456
3.63%, 05/15/26 (Call 03/15/26)(b)	475	500,641
4.13%, 11/15/21 (Call 08/15/21)	6,398	6,641,636
4.25%, 10/01/34 (Call 04/01/34)	4,392	4,807,659
4.38%, 11/15/42 (Call 05/15/42)	3,106	3,272,792

Security	Par (000)	Value

Chemicals (continued)
4.55%, 11/30/25 (Call 09/30/25)(b)	$1,467	$1,620,947
4.63%, 10/01/44 (Call 04/01/44)	2,300	2,525,998
4.80%, 11/30/28 (Call 08/30/28)(b)	1,959	2,242,565
4.80%, 05/15/49 (Call 11/15/48)(b)	455	514,751
5.25%, 11/15/41 (Call 08/15/41)	5,406	6,207,223
5.55%, 11/30/48 (Call 05/30/48)(b)	1,600	1,990,608
7.38%, 11/01/29	975	1,304,014
9.40%, 05/15/39	1,370	2,270,200
DuPont de Nemours Inc.
3.77%, 11/15/20	1,740	1,774,661
4.21%, 11/15/23 (Call 10/15/23)	5,122	5,514,345
4.49%, 11/15/25 (Call 09/25/25)	3,214	3,571,461
4.73%, 11/15/28 (Call 08/15/28)	7,995	9,257,091
5.32%, 11/15/38 (Call 05/15/38)	3,810	4,693,425
5.42%, 11/15/48 (Call 05/15/48)	3,465	4,457,064
Eastman Chemical Co.
3.50%, 12/01/21	1,053	1,078,114
3.60%, 08/15/22 (Call 05/15/22)	5,004	5,166,030
3.80%, 03/15/25 (Call 12/15/24)	3,743	3,936,251
4.50%, 12/01/28 (Call 09/01/28)	2,500	2,770,325
4.65%, 10/15/44 (Call 04/15/44)	3,101	3,364,306
4.80%, 09/01/42 (Call 03/01/42)	766	848,437
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	3,071	3,101,096
2.70%, 11/01/26 (Call 08/01/26)	2,028	2,105,023
3.25%, 01/14/23 (Call 11/19/22)	1,270	1,320,673
3.25%, 12/01/27 (Call 09/01/27)	635	687,070
3.70%, 11/01/46 (Call 05/01/46)	895	975,371
3.95%, 12/01/47 (Call 06/01/47)	3,666	4,296,112
4.35%, 12/08/21	2,768	2,908,282
5.50%, 12/08/41	337	461,700
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	465,215
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,789,794
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	1,189	1,269,008
5.13%, 11/15/22 (Call 08/15/22)	250	267,453
International Flavors & Fragrances Inc.
3.40%, 09/25/20	50	50,645
4.38%, 06/01/47 (Call 12/01/46)	2,425	2,497,604
4.45%, 09/26/28 (Call 06/26/28)	485	542,409
5.00%, 09/26/48 (Call 03/26/48)	1,325	1,488,969
Lubrizol Corp. (The), 6.50%, 10/01/34	212	305,999
LYB International Finance BV
4.00%, 07/15/23	4,650	4,945,368
4.88%, 03/15/44 (Call 09/15/43)	2,525	2,792,120
5.25%, 07/15/43	2,190	2,527,413
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	3,037	3,133,880
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,073	3,227,603
5.75%, 04/15/24 (Call 01/15/24)	3,975	4,505,861
6.00%, 11/15/21 (Call 08/17/21)	1,975	2,113,803
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	250	252,803
5.25%, 03/01/22	550	572,506
5.65%, 12/01/44 (Call 06/01/44)	2,414	2,429,788
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	325	332,696
3.75%, 11/15/21 (Call 08/15/21)	2,530	2,590,087

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.05%, 11/15/27 (Call 08/15/27)	$2,708	$2,826,285
4.25%, 11/15/23 (Call 08/15/23)	5,038	5,309,044
4.88%, 11/15/41 (Call 05/15/41)	500	504,205
5.45%, 11/15/33 (Call 05/15/33)	1,467	1,683,661
5.63%, 11/15/43 (Call 05/15/43)	2,658	2,948,732
NewMarket Corp., 4.10%, 12/15/22	250	262,878
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	2,055	2,099,573
3.15%, 10/01/22 (Call 07/01/22)	2,085	2,128,889
3.38%, 03/15/25 (Call 12/15/24)	2,015	2,100,859
3.50%, 06/01/23 (Call 03/01/23)	331	343,158
3.63%, 03/15/24 (Call 12/15/23)	3,196	3,352,189
4.00%, 12/15/26 (Call 09/15/26)	2,801	3,036,816
4.13%, 03/15/35 (Call 09/15/34)	1,765	1,856,992
4.20%, 04/01/29 (Call 01/01/29)	901	1,005,939
4.90%, 06/01/43 (Call 12/01/42)	1,505	1,723,014
5.00%, 04/01/49 (Call 10/01/48)	965	1,152,220
5.25%, 01/15/45 (Call 07/15/44)	2,290	2,753,427
5.63%, 12/01/40	926	1,136,878
5.88%, 12/01/36	1,140	1,416,142
6.13%, 01/15/41 (Call 07/15/40)	1,290	1,634,559
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	1,000	1,005,940
2.80%, 08/15/29 (Call 05/15/29)	1,000	1,013,570
3.20%, 03/15/23 (Call 02/15/23)	630	652,850
3.60%, 11/15/20	2,153	2,190,505
3.75%, 03/15/28 (Call 12/15/27)(d)	2,689	2,955,130
5.50%, 11/15/40	35	42,939
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,850	1,865,170
2.25%, 09/24/20	1,970	1,975,871
2.45%, 02/15/22 (Call 11/15/21)	2,288	2,317,927
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,664,132
2.70%, 02/21/23 (Call 11/21/22)	1,200	1,228,272
3.00%, 09/01/21	610	622,822
3.20%, 01/30/26 (Call 10/30/25)	1,782	1,903,568
3.55%, 11/07/42 (Call 05/07/42)	794	868,962
4.05%, 03/15/21	1,635	1,684,671
Rohm & Haas Co., 7.85%, 07/15/29	1,350	1,839,969
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,287	1,319,085
3.75%, 03/15/27 (Call 12/15/26)	3,140	3,258,441
4.25%, 01/15/48 (Call 07/15/47)	1,926	1,932,105
4.55%, 03/01/29 (Call 12/01/28)	1,556	1,703,415
5.25%, 06/01/45 (Call 12/01/44)	1,305	1,459,512
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	1,175	1,267,625
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	2,389	2,427,128
2.95%, 08/15/29 (Call 05/15/29)	620	631,148
3.13%, 06/01/24 (Call 04/01/24)	1,044	1,084,612
3.45%, 08/01/25 (Call 05/01/25)	1,985	2,076,151
3.45%, 06/01/27 (Call 03/01/27)	5,507	5,810,381
3.80%, 08/15/49 (Call 02/15/49)	880	902,431
3.95%, 01/15/26 (Call 10/15/25)	1,625	1,744,844
4.00%, 12/15/42 (Call 06/15/42)	535	561,991
4.20%, 01/15/22 (Call 10/15/21)	2,421	2,526,459
4.50%, 06/01/47 (Call 12/01/46)	3,347	3,812,300
4.55%, 08/01/45 (Call 02/01/45)	175	196,422
Syngenta Finance NV, 3.13%, 03/28/22	2,635	2,660,981

Security	Par (000)	Value

Chemicals (continued)
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	$1,450	$1,486,018
3.60%, 08/15/26 (Call 05/15/26)	3,459	3,586,014
4.38%, 11/15/47 (Call 05/15/47)	2,255	2,241,898
5.00%, 08/15/46 (Call 02/15/46)	2,120	2,278,428

		282,243,997

Commercial Services — 0.2%
American University (The), Series 2019, 3.67%, 04/01/49	900	1,027,728
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,760	2,767,921
3.38%, 09/15/25 (Call 06/15/25)	2,855	3,075,663
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,730	2,775,018
5.25%, 10/01/25 (Call 07/01/25)	930	1,011,877
5.50%, 11/01/22 (Call 05/01/22)	2,598	2,780,639
California Institute of Technology, 4.70%, 11/01/11	1,000	1,341,830
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	2,317	2,364,638
3.25%, 06/01/22 (Call 03/01/22)	2,245	2,312,664
3.70%, 04/01/27 (Call 01/01/27)	2,577	2,826,325
6.15%, 08/15/36	77	105,326
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	960	1,312,752
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	980	978,501
3.30%, 12/15/22 (Call 09/15/22)	1,800	1,854,684
3.95%, 06/15/23 (Call 05/15/23)	350	368,291
7.00%, 07/01/37	25	32,462
George Washington University (The)
4.87%, 09/15/45	1,000	1,338,150
Series 2014, 4.30%, 09/15/44	50	61,984
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,493	3,075,489
Georgetown University (The)
Series A, 5.22%, 10/01/18 (Call 04/01/18)	436	617,851
Series B, 4.32%, 04/01/49 (Call 10/01/48)	328	420,670
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	725	728,589
3.20%, 08/15/29 (Call 05/15/29)	745	763,178
4.15%, 08/15/49 (Call 02/15/49)	205	216,652
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	975	1,016,418
4.13%, 08/01/23 (Call 07/01/23)	866	913,543
4.25%, 05/01/29 (Call 02/01/29)	2,450	2,655,555
4.75%, 08/01/28 (Call 05/01/28)	533	601,485
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	2,240	2,679,085
Massachusetts Institute of Technology
3.89%, 07/01/16	250	311,855
3.96%, 07/01/38	425	500,204
4.68%, 07/01/14	2,026	3,019,064
5.60%, 07/01/11	2,015	3,479,200
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	3,533	3,581,296
2.75%, 12/15/21 (Call 11/15/21)	655	663,607
3.25%, 06/07/21 (Call 05/07/21)	580	590,805
3.25%, 01/15/28 (Call 10/15/27)	2,240	2,365,619
4.50%, 09/01/22 (Call 06/01/22)	170	180,625
4.88%, 02/15/24 (Call 11/15/23)	4,295	4,756,970
4.88%, 12/17/48 (Call 06/17/48)	475	597,773
5.25%, 07/15/44	775	1,005,136
5.50%, 09/01/20	1,850	1,908,923

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Northwestern University 3.69%, 12/01/38	$1,850	$2,122,523
3.87%, 12/01/48	900	1,052,730
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,274	1,544,164
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)	695	767,440
3.30%, 07/15/56 (Call 01/15/56)	1,650	1,836,351
4.88%, 10/15/40	600	821,910
Princeton University, 5.70%, 03/01/39	2,200	3,214,486
RELX Capital Inc. 3.13%, 10/15/22 (Call 07/15/22)	731	749,429
3.50%, 03/16/23 (Call 02/16/23)	980	1,020,405
4.00%, 03/18/29 (Call 12/18/28)	3,057	3,370,251
S&P Global Inc. 2.95%, 01/22/27 (Call 10/22/26)	2,357	2,472,422
4.00%, 06/15/25 (Call 03/15/25)	5,700	6,269,658
4.40%, 02/15/26 (Call 11/15/25)	2,281	2,572,238
4.50%, 05/15/48 (Call 11/15/47)	1,175	1,501,568
6.55%, 11/15/37	265	388,403
Total System Services Inc. 3.75%, 06/01/23 (Call 03/01/23)	1,291	1,349,844
3.80%, 04/01/21 (Call 03/01/21)	2,891	2,950,757
4.00%, 06/01/23 (Call 05/01/23)	275	289,850
4.45%, 06/01/28 (Call 03/01/28)	1,275	1,419,088
4.80%, 04/01/26 (Call 01/01/26)	2,369	2,665,220
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	342	412,948
University of Chicago (The), 4.00%, 10/01/53 (Call 04/01/53)	450	564,543
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	2,585	2,929,891
University of Southern California 3.03%, 10/01/39	3,120	3,327,137
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,500	1,805,925
Verisk Analytics Inc. 4.00%, 06/15/25 (Call 03/15/25)	2,036	2,201,181
4.13%, 09/12/22	2,507	2,638,743
4.13%, 03/15/29 (Call 12/15/28)	500	560,200
5.50%, 06/15/45 (Call 12/15/44)	1,766	2,260,003
5.80%, 05/01/21	56	59,207
William Marsh Rice University, 3.77%, 05/15/55	1,750	2,072,437

		122,196,997

Computers — 0.7%
Apple Inc. 1.55%, 08/04/21 (Call 07/04/21)	3,060	3,044,425
2.00%, 11/13/20	1,910	1,915,081
2.10%, 09/12/22 (Call 08/12/22)	1,275	1,285,927
2.15%, 02/09/22	2,135	2,154,172
2.25%, 02/23/21 (Call 01/23/21)	9,092	9,143,733
2.30%, 05/11/22 (Call 04/11/22)	4,600	4,660,076
2.40%, 01/13/23 (Call 12/13/22)	5,448	5,553,092
2.40%, 05/03/23	12,358	12,618,630
2.45%, 08/04/26 (Call 05/04/26)	7,835	7,994,129
2.50%, 02/09/22 (Call 01/09/22)	4,085	4,153,669
2.50%, 02/09/25	4,880	5,018,202
2.70%, 05/13/22	5,956	6,098,825
2.75%, 01/13/25 (Call 11/13/24)	6,048	6,284,840
2.85%, 05/06/21	4,732	4,812,681
2.85%, 02/23/23 (Call 12/23/22)	4,483	4,634,346

Security	Par (000)	Value

Computers (continued)
2.85%, 05/11/24 (Call 03/11/24)	$5,798	$6,036,936
2.90%, 09/12/27 (Call 06/12/27)	4,721	4,968,333
3.00%, 02/09/24 (Call 12/09/23)	2,980	3,115,858
3.00%, 06/20/27 (Call 03/20/27)	3,065	3,247,950
3.00%, 11/13/27 (Call 08/13/27)	5,557	5,917,038
3.20%, 05/13/25	7,028	7,491,005
3.20%, 05/11/27 (Call 02/11/27)	2,711	2,905,677
3.25%, 02/23/26 (Call 11/23/25)	9,073	9,704,390
3.35%, 02/09/27 (Call 11/09/26)	5,859	6,329,302
3.45%, 05/06/24	9,259	9,910,834
3.45%, 02/09/45	8,895	9,601,530
3.75%, 09/12/47 (Call 03/12/47)	1,139	1,295,373
3.75%, 11/13/47 (Call 05/13/47)	875	1,000,816
3.85%, 05/04/43	9,949	11,339,174
3.85%, 08/04/46 (Call 02/04/46)	3,267	3,756,527
4.25%, 02/09/47 (Call 08/09/46)	5,211	6,326,831
4.38%, 05/13/45	5,638	6,945,621
4.45%, 05/06/44	4,303	5,336,796
4.50%, 02/23/36 (Call 08/23/35)	5,587	6,900,448
4.65%, 02/23/46 (Call 08/23/45)	9,545	12,179,611
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (Call 06/15/24)(b)	5,270	5,497,506
4.42%, 06/15/21 (Call 05/15/21)(b)	8,644	8,906,864
4.90%, 10/01/26 (Call 08/01/26)(b)	5,100	5,443,077
5.30%, 10/01/29 (Call 07/01/29)(b)	5,419	5,863,575
5.45%, 06/15/23 (Call 04/15/23)(b)	8,377	9,114,595
6.02%, 06/15/26 (Call 03/15/26)(b)	14,560	16,438,822
8.10%, 07/15/36 (Call 01/15/36)(b)	3,705	4,707,795
8.35%, 07/15/46 (Call 01/15/46)(b)	5,983	7,877,696
DXC Technology Co. 4.25%, 04/15/24 (Call 02/15/24)	1,970	2,086,348
4.45%, 09/18/22	1,850	1,946,237
4.75%, 04/15/27 (Call 01/15/27)	2,270	2,414,803
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	2,235	2,264,077
Hewlett Packard Enterprise Co. 3.50%, 10/05/21 (Call 09/05/21)	886	906,529
3.60%, 10/15/20 (Call 09/15/20)	4,057	4,113,555
4.40%, 10/15/22 (Call 08/15/22)	3,403	3,603,233
4.90%, 10/15/25 (Call 07/15/25)	7,925	8,776,066
6.20%, 10/15/35 (Call 04/15/35)	3,625	4,240,307
6.35%, 10/15/45 (Call 04/15/45)	3,463	4,036,923
HP Inc. 3.75%, 12/01/20	2,498	2,540,216
4.05%, 09/15/22	1,347	1,417,920
4.30%, 06/01/21	25	25,907
4.38%, 09/15/21	302	314,612
4.65%, 12/09/21	350	368,970
6.00%, 09/15/41	4,153	4,651,858
IBM Credit LLC 1.80%, 01/20/21	1,300	1,296,945
2.20%, 09/08/22	2,550	2,563,133
2.65%, 02/05/21	3,905	3,941,863
3.00%, 02/06/23	2,245	2,320,432
3.45%, 11/30/20	350	356,073
3.60%, 11/30/21	1,965	2,032,321
International Business Machines Corp. 1.88%, 08/01/22	4,075	4,064,487
2.25%, 02/19/21	2,750	2,760,808
2.50%, 01/27/22	2,165	2,192,690

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.80%, 05/13/21	$4,565	$4,624,847
2.85%, 05/13/22	5,100	5,217,300
2.88%, 11/09/22	4,250	4,359,437
2.90%, 11/01/21	2,925	2,978,030
3.00%, 05/15/24	7,100	7,382,651
3.30%, 05/15/26	5,225	5,545,083
3.30%, 01/27/27	2,800	2,985,780
3.38%, 08/01/23	5,080	5,330,596
3.45%, 02/19/26	2,860	3,068,608
3.50%, 05/15/29	7,175	7,786,597
3.63%, 02/12/24	5,635	5,999,415
4.00%, 06/20/42	3,211	3,611,123
4.15%, 05/15/39	6,000	6,940,980
4.25%, 05/15/49	7,815	9,145,191
4.70%, 02/19/46	3,295	4,064,811
5.60%, 11/30/39	2,473	3,313,795
5.88%, 11/29/32	2,823	3,807,578
6.22%, 08/01/27	1,525	1,928,698
6.50%, 01/15/28	915	1,179,920
7.00%, 10/30/25	1,920	2,432,467
7.13%, 12/01/96	215	340,541
NetApp Inc. 3.25%, 12/15/22 (Call 09/15/22)	1,910	1,953,510
3.30%, 09/29/24 (Call 07/29/24)	551	561,667
3.38%, 06/15/21 (Call 04/15/21)	1,615	1,641,534
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	1,469	1,514,627
4.75%, 06/01/23	2,407	2,509,610
4.75%, 01/01/25	2,591	2,701,817
4.88%, 03/01/24 (Call 01/01/24)	1,490	1,553,489
4.88%, 06/01/27 (Call 03/01/27)	2,663	2,743,476
5.75%, 12/01/34 (Call 06/01/34)	1,095	1,111,830

		441,103,129

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co. 2.10%, 05/01/23	50	50,556
2.25%, 11/15/22	3,065	3,117,105
2.30%, 05/03/22	2,040	2,077,556
2.45%, 11/15/21	480	485,914
2.95%, 11/01/20	1,700	1,718,700
3.25%, 03/15/24	400	426,528
3.70%, 08/01/47 (Call 02/01/47)(d)	1,375	1,623,435
4.00%, 08/15/45	2,735	3,315,586
Estee Lauder Companies Inc. (The) 1.70%, 05/10/21 (Call 04/10/21)	900	896,814
2.35%, 08/15/22	550	556,556
3.15%, 03/15/27 (Call 12/15/26)	1,537	1,643,053
4.15%, 03/15/47 (Call 09/15/46)	1,005	1,222,492
4.38%, 06/15/45 (Call 12/15/44)	2,491	3,084,730
6.00%, 05/15/37	1,620	2,256,595
Procter & Gamble Co. (The) 1.70%, 11/03/21	2,335	2,330,423
1.85%, 02/02/21	3,230	3,230,969
1.90%, 10/23/20	1,000	1,000,070
2.15%, 08/11/22	2,273	2,302,549
2.30%, 02/06/22	3,001	3,043,194
2.45%, 11/03/26	4,582	4,742,462
2.70%, 02/02/26	1,780	1,861,364
2.85%, 08/11/27	2,470	2,631,859
3.10%, 08/15/23	1,850	1,952,804

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.50%, 10/25/47	$2,125	$2,472,055
5.55%, 03/05/37	5	7,099
Unilever Capital Corp. 1.38%, 07/28/21(d)	2,365	2,342,249
2.00%, 07/28/26	3,400	3,391,296
2.20%, 05/05/22 (Call 04/05/22)	2,400	2,418,432
2.60%, 05/05/24 (Call 03/05/24)	2,600	2,675,036
2.75%, 03/22/21	250	253,128
2.90%, 05/05/27 (Call 02/05/27)	2,500	2,644,650
3.00%, 03/07/22	2,170	2,229,588
3.10%, 07/30/25	585	618,866
3.13%, 03/22/23 (Call 02/22/23)	900	936,288
3.25%, 03/07/24 (Call 02/07/24)	1,650	1,743,110
3.38%, 03/22/25 (Call 01/22/25)	1,235	1,318,387
3.50%, 03/22/28 (Call 12/22/27)	2,765	3,055,740
4.25%, 02/10/21	2,770	2,858,224
5.90%, 11/15/32	2,710	3,740,477

		78,275,939

Distribution & Wholesale — 0.0%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)	1,775	1,893,517
4.20%, 05/15/47 (Call 11/15/46)	1,380	1,581,576
4.60%, 06/15/45 (Call 12/15/44)	3,164	3,793,130

		7,268,223

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.88%, 08/14/24 (Call 07/14/24)	1,500	1,501,395
3.30%, 01/23/23 (Call 12/23/22)	2,695	2,758,629
3.50%, 05/26/22 (Call 04/26/22)	2,730	2,808,924
3.50%, 01/15/25 (Call 11/15/24)	2,150	2,201,880
3.65%, 07/21/27 (Call 04/21/27)	2,945	3,015,709
3.88%, 01/23/28 (Call 10/23/27)	1,720	1,788,232
3.95%, 02/01/22 (Call 01/01/22)	4,239	4,384,610
4.13%, 07/03/23 (Call 06/03/23)	2,450	2,596,314
4.45%, 10/01/25 (Call 08/01/25)	1,150	1,229,580
4.45%, 04/03/26 (Call 02/03/26)	1,051	1,129,331
4.50%, 05/15/21	1,535	1,585,870
4.63%, 10/30/20	3,300	3,381,576
4.63%, 07/01/22	2,788	2,944,240
4.88%, 01/16/24 (Call 12/16/23)	750	813,623
5.00%, 10/01/21	4,820	5,065,483
Affiliated Managers Group Inc. 3.50%, 08/01/25	2,500	2,605,875
4.25%, 02/15/24	750	805,658
Air Lease Corp. 2.50%, 03/01/21	2,838	2,848,728
2.63%, 07/01/22 (Call 06/01/22)	2,966	2,986,376
2.75%, 01/15/23 (Call 12/15/22)	2,190	2,212,382
3.00%, 09/15/23 (Call 07/15/23)	2,552	2,597,094
3.25%, 03/01/25 (Call 01/01/25)	908	926,696
3.38%, 06/01/21 (Call 05/01/21)	2,822	2,868,196
3.50%, 01/15/22	595	611,952
3.63%, 04/01/27 (Call 01/01/27)	2,284	2,372,528
3.63%, 12/01/27 (Call 09/01/27)	1,470	1,529,579
3.75%, 02/01/22 (Call 12/01/21)	4,467	4,606,013
3.75%, 06/01/26 (Call 04/19/22)	1,807	1,894,838
3.88%, 04/01/21 (Call 03/01/21)	860	879,677
3.88%, 07/03/23 (Call 06/03/23)	2,110	2,216,281

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 02/01/24 (Call 01/15/26)	$1,024	$1,092,751
4.25%, 09/15/24 (Call 06/15/24)	1,542	1,651,713
4.63%, 10/01/28 (Call 06/01/28)	1,450	1,617,606
Aircastle Ltd. 4.13%, 05/01/24 (Call 08/15/20)	1,875	1,960,425
4.25%, 06/15/26 (Call 12/01/23)	1,517	1,561,797
4.40%, 09/25/23 (Call 09/24/28)	2,425	2,551,779
5.00%, 04/01/23 (Call 03/01/24)	1,800	1,924,182
5.50%, 02/15/22 (Call 02/02/26)	1,392	1,484,721
American Express Co. 2.20%, 10/30/20 (Call 09/29/20)	5,690	5,697,511
2.50%, 08/01/22 (Call 07/01/22)	4,427	4,488,225
2.50%, 07/30/24 (Call 06/29/24)	2,010	2,045,436
2.65%, 12/02/22	2,983	3,042,749
2.75%, 05/20/22 (Call 04/19/22)	1,406	1,433,305
3.00%, 02/22/21 (Call 01/22/21)	5,036	5,105,799
3.00%, 10/30/24 (Call 09/29/24)	4,513	4,682,779
3.13%, 05/20/26 (Call 04/20/26)	1,396	1,463,301
3.38%, 05/17/21 (Call 04/17/21)	260	265,546
3.40%, 02/27/23 (Call 01/27/23)	3,700	3,861,690
3.40%, 02/22/24 (Call 01/22/24)	9,000	9,479,610
3.63%, 12/05/24 (Call 11/04/24)	2,580	2,749,738
3.70%, 11/05/21 (Call 10/05/21)	2,346	2,426,327
3.70%, 08/03/23 (Call 07/03/23)	311	329,573
4.05%, 12/03/42	4,101	4,894,585
4.20%, 11/06/25 (Call 10/06/25)	1,208	1,338,826
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/05/21)	9,036	9,078,288
2.70%, 03/03/22 (Call 01/31/22)	4,979	5,074,497
3.30%, 05/03/27 (Call 04/03/27)	10,380	11,181,855
Series F, 2.60%, 09/14/20 (Call 08/14/20)	2,463	2,475,955
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 02/02/26)	2,889	2,982,199
3.00%, 03/22/22	856	874,823
3.70%, 10/15/24	2,995	3,223,518
4.00%, 10/15/23	2,637	2,830,820
BGC Partners Inc., 5.38%, 07/24/23	1,995	2,139,558
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)	2,030	2,145,081
4.00%, 04/01/24 (Call 02/01/24)	3,072	3,280,620
4.25%, 06/02/26 (Call 03/02/26)	1,240	1,334,327
4.70%, 09/20/47 (Call 03/20/47)	2,131	2,390,556
4.85%, 03/29/29 (Call 12/29/28)	2,600	2,945,514
Capital One Bank USA N.A., 3.38%, 02/15/23	4,835	4,989,091
Capital One Financial Corp. 2.40%, 10/30/20 (Call 09/30/20)	4,010	4,020,586
3.05%, 03/09/22 (Call 02/09/22)	1,307	1,335,780
3.20%, 01/30/23 (Call 12/30/22)	4,830	4,977,025
3.20%, 02/05/25 (Call 01/05/25)	3,781	3,898,476
3.30%, 10/30/24 (Call 09/30/24)	5,395	5,593,158
3.45%, 04/30/21 (Call 03/30/21)	1,621	1,655,219
3.50%, 06/15/23	1,345	1,405,068
3.75%, 04/24/24 (Call 03/24/24)	2,045	2,162,015
3.75%, 07/28/26 (Call 06/28/26)	5,316	5,536,295
3.75%, 03/09/27 (Call 02/09/27)	5,135	5,437,965
3.80%, 01/31/28 (Call 12/31/27)	2,756	2,940,211
3.90%, 01/29/24 (Call 12/29/23)	2,555	2,713,129
4.20%, 10/29/25 (Call 09/29/25)	4,444	4,745,081
4.25%, 04/30/25 (Call 03/31/25)	1,425	1,549,388
4.75%, 07/15/21	7,966	8,326,461

Security	Par (000)	Value

Diversified Financial Services (continued)
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	$1,345	$1,454,053
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	1,644	1,684,114
3.00%, 03/10/25 (Call 12/10/24)	1,785	1,855,847
3.20%, 03/02/27 (Call 12/02/26)	1,820	1,926,779
3.20%, 01/25/28 (Call 10/25/27)	2,760	2,929,298
3.23%, 09/01/22	425	440,330
3.25%, 05/21/21 (Call 04/21/21)	1,132	1,155,500
3.25%, 05/22/29 (Call 02/22/29)	2,355	2,527,904
3.45%, 02/13/26 (Call 11/13/25)	4,225	4,530,763
3.55%, 02/01/24 (Call 01/01/24)	1,392	1,481,158
3.85%, 05/21/25 (Call 03/21/25)	1,993	2,158,379
4.00%, 02/01/29 (Call 11/01/28)	925	1,044,889
CME Group Inc. 3.00%, 09/15/22	1,492	1,544,548
3.00%, 03/15/25 (Call 12/15/24)	3,001	3,156,092
3.75%, 06/15/28 (Call 03/15/28)	1,071	1,209,213
4.15%, 06/15/48 (Call 12/15/47)	420	515,017
5.30%, 09/15/43 (Call 03/15/43)	4,066	5,646,007
Credit Suisse USA Inc., 7.13%, 07/15/32	2,519	3,724,467
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	965	1,017,235
3.85%, 11/21/22	2,034	2,133,788
3.95%, 11/06/24 (Call 08/06/24)	2,645	2,821,580
4.10%, 02/09/27 (Call 11/09/26)	3,520	3,793,082
4.50%, 01/30/26 (Call 11/30/25)	1,953	2,156,346
5.20%, 04/27/22	2,729	2,929,063
E*TRADE Financial Corp. 2.95%, 08/24/22 (Call 07/24/22)	1,375	1,402,940
3.80%, 08/24/27 (Call 05/24/27)	1,724	1,817,975
4.50%, 06/20/28 (Call 03/20/28)	1,875	2,062,181
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,780	2,971,737
Franklin Resources Inc. 2.80%, 09/15/22	2,750	2,820,318
2.85%, 03/30/25	740	766,307
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	17,505	17,385,441
3.37%, 11/15/25	8,688	8,799,380
4.42%, 11/15/35	27,521	27,968,216
Intercontinental Exchange Inc. 2.35%, 09/15/22 (Call 08/15/22)	2,499	2,525,464
2.75%, 12/01/20 (Call 11/01/20)	4,063	4,098,104
3.10%, 09/15/27 (Call 06/15/27)	2,389	2,521,351
3.45%, 09/21/23 (Call 08/21/23)	920	967,463
3.75%, 12/01/25 (Call 09/01/25)	3,514	3,811,390
3.75%, 09/21/28 (Call 06/21/28)	2,852	3,171,310
4.00%, 10/15/23	2,730	2,937,343
4.25%, 09/21/48 (Call 03/21/48)	75	91,193
International Lease Finance Corp. 4.63%, 04/15/21	1,290	1,332,802
5.88%, 08/15/22	3,697	4,058,714
8.25%, 12/15/20	2,785	2,989,113
8.63%, 01/15/22	1,823	2,078,566
Invesco Finance PLC 3.13%, 11/30/22	2,500	2,568,375
3.75%, 01/15/26	295	316,624
4.00%, 01/30/24	1,295	1,377,789
5.38%, 11/30/43	190	231,352

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	$485	$532,564
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	2,644	2,875,376
Jefferies Group LLC 5.13%, 01/20/23	1,476	1,590,154
6.25%, 01/15/36	2,190	2,580,324
6.45%, 06/08/27	1,075	1,262,469
6.50%, 01/20/43	1,929	2,251,780
6.88%, 04/15/21	1,115	1,190,720
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.15%, 01/23/30	1,060	1,071,819
4.85%, 01/15/27	3,578	3,824,274
Lazard Group LLC 3.63%, 03/01/27 (Call 12/01/26)	1,776	1,847,022
3.75%, 02/13/25	1,563	1,643,588
4.38%, 03/11/29 (Call 12/11/28)	1,956	2,149,664
4.50%, 09/19/28 (Call 06/19/28)	1,900	2,095,434
Legg Mason Inc. 3.95%, 07/15/24	530	561,678
4.75%, 03/15/26	803	885,749
5.63%, 01/15/44	2,715	3,092,113
Mastercard Inc. 2.00%, 11/21/21 (Call 10/21/21)	2,310	2,322,982
2.95%, 11/21/26 (Call 08/21/26)	3,081	3,271,498
2.95%, 06/01/29 (Call 03/01/29)	1,899	2,028,949
3.38%, 04/01/24	5,861	6,258,669
3.50%, 02/26/28 (Call 11/26/27)	1,440	1,593,173
3.65%, 06/01/49 (Call 12/01/48)	1,660	1,924,637
3.80%, 11/21/46 (Call 05/21/46)	1,520	1,782,352
3.95%, 02/26/48 (Call 08/26/47)	975	1,174,904
Nasdaq Inc. 3.85%, 06/30/26 (Call 03/30/26)	1,045	1,134,713
4.25%, 06/01/24 (Call 03/01/24)	3,073	3,346,436
ORIX Corp. 2.90%, 07/18/22	621	633,948
3.25%, 12/04/24	1,615	1,686,577
3.70%, 07/18/27	2,720	2,943,285
4.05%, 01/16/24	1,056	1,131,282
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	102,799
Raymond James Financial Inc. 3.63%, 09/15/26	1,414	1,488,772
4.95%, 07/15/46	3,035	3,691,319
5.63%, 04/01/24	300	340,494
Stifel Financial Corp., 4.25%, 07/18/24	3,200	3,401,856
Synchrony Financial 2.85%, 07/25/22 (Call 06/25/22)	540	547,047
3.70%, 08/04/26 (Call 05/04/26)	4,857	4,986,925
3.75%, 08/15/21 (Call 06/15/21)	510	521,373
3.95%, 12/01/27 (Call 09/01/27)	1,060	1,097,959
4.25%, 08/15/24 (Call 05/15/24)	3,115	3,310,653
4.38%, 03/19/24 (Call 02/19/24)	1,230	1,314,083
4.50%, 07/23/25 (Call 04/24/25)	3,781	4,063,441
5.15%, 03/19/29 (Call 12/19/28)	2,270	2,554,522
TD Ameritrade Holding Corp. 2.75%, 10/01/29 (Call 07/01/29)	1,000	1,017,640
2.95%, 04/01/22 (Call 02/01/22)	5,834	5,972,266
3.30%, 04/01/27 (Call 01/01/27)	2,369	2,511,874

Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 04/01/25 (Call 01/01/25)	$239	$255,747
3.75%, 04/01/24 (Call 03/01/24)	1,400	1,497,174
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	1,870	1,891,393
2.20%, 12/14/20 (Call 11/14/20)	6,243	6,273,653
2.75%, 09/15/27 (Call 06/15/27)	1,386	1,463,685
2.80%, 12/14/22 (Call 10/14/22)	5,935	6,120,409
3.15%, 12/14/25 (Call 09/14/25)	11,302	12,089,184
3.65%, 09/15/47 (Call 03/15/47)	1,650	1,920,732
4.15%, 12/14/35 (Call 06/14/35)	6,295	7,713,578
4.30%, 12/14/45 (Call 06/14/45)	12,021	15,239,983
Western Union Co. (The) 3.60%, 03/15/22 (Call 02/15/22)	1,040	1,071,013
4.25%, 06/09/23 (Call 05/09/23)	927	983,213
6.20%, 11/17/36	1,740	1,909,250
6.20%, 06/21/40	635	689,045

		561,195,917

Electric — 1.7%
AEP Texas Inc. 2.40%, 10/01/22 (Call 09/01/22)	2,571	2,592,931
3.80%, 10/01/47 (Call 04/01/47)	25	28,083
3.95%, 06/01/28 (Call 03/01/28)	1,025	1,143,193
Series E, 6.65%, 02/15/33	750	1,044,105
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,615	1,934,140
AEP Transmission Co. LLC 3.10%, 12/01/26 (Call 09/01/26)	1,370	1,442,788
3.75%, 12/01/47 (Call 06/01/47)	720	804,600
3.80%, 06/15/49 (Call 12/15/48)	1,025	1,167,260
4.00%, 12/01/46 (Call 06/01/46)	915	1,062,105
4.25%, 09/15/48 (Call 03/15/48)	150	180,764
Alabama Power Co. 2.80%, 04/01/25 (Call 04/15/43)	925	946,654
3.75%, 03/01/45 (Call 10/31/28)	2,181	2,426,537
3.85%, 12/01/42 (Call 04/25/26)	325	365,443
4.10%, 01/15/42 (Call 07/01/25)	375	418,268
4.15%, 08/15/44 (Call 07/01/23)	1,265	1,477,824
4.30%, 01/02/46 (Call 03/15/20)	2,220	2,678,297
5.50%, 03/15/41 (Call 10/24/47)	150	201,092
6.00%, 03/01/39 (Call 04/20/22)	280	396,458
6.13%, 05/15/38 (Call 12/15/27)	695	982,654
Series 11-C, 5.20%, 06/01/41 (Call 01/22/38)	375	469,774
Series 13-A, 3.55%, 12/01/23 (Call 02/25/35)	250	265,148
Series 17-A, 2.45%, 03/30/22 (Call 07/01/22)	2,574	2,597,912
Series A, 4.30%, 07/15/48 (Call 08/15/41)	1,750	2,121,717
Series B, 3.70%, 12/01/47 (Call 06/15/27)	25	27,793
Ameren Corp. 2.70%, 11/15/20 (Call 10/15/20)	2,325	2,336,067
3.65%, 02/15/26 (Call 11/15/25)	1,223	1,297,346
Ameren Illinois Co. 2.70%, 09/01/22 (Call 06/01/22)	1,450	1,478,521
3.70%, 12/01/47 (Call 06/01/47)	2,175	2,427,409
3.80%, 05/15/28 (Call 02/15/28)	1,550	1,729,319
4.15%, 03/15/46 (Call 09/15/45)	2,075	2,470,038
4.30%, 07/01/44 (Call 01/01/44)	2,040	2,411,708
4.50%, 03/15/49 (Call 09/15/48)	690	871,656
4.80%, 12/15/43 (Call 06/15/43)	25	31,261
American Electric Power Co. Inc. 2.15%, 11/13/20	504	504,302
3.20%, 11/13/27 (Call 08/13/27)	890	942,626
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,145	1,169,789

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series I, 3.65%, 12/01/21	$355	$366,704
Series J, 4.30%, 12/01/28 (Call 09/01/28)	1,095	1,241,128
Appalachian Power Co. 4.40%, 05/15/44 (Call 11/15/43)	1,848	2,207,140
4.45%, 06/01/45 (Call 12/01/44)	461	558,750
4.60%, 03/30/21 (Call 12/30/20)	425	439,127
6.38%, 04/01/36	755	1,026,053
7.00%, 04/01/38	2,116	3,093,359
Series L, 5.80%, 10/01/35	15	19,280
Series P, 6.70%, 08/15/37	525	740,108
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,534	1,627,927
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	1,450	1,788,981
Arizona Public Service Co. 2.55%, 09/15/26 (Call 06/15/26)	1,140	1,150,705
2.60%, 08/15/29 (Call 05/15/29)	1,000	1,012,580
2.95%, 09/15/27 (Call 06/15/27)	250	260,715
3.15%, 05/15/25 (Call 02/15/25)	1,475	1,542,938
3.35%, 06/15/24 (Call 03/15/24)	500	525,305
3.75%, 05/15/46 (Call 11/15/45)	1,560	1,704,066
4.25%, 03/01/49 (Call 09/01/48)	1,050	1,241,604
4.35%, 11/15/45 (Call 05/15/45)	1,015	1,202,805
4.50%, 04/01/42 (Call 10/01/41)	1,030	1,234,156
5.05%, 09/01/41 (Call 03/01/41)	1,700	2,155,294
5.50%, 09/01/35	485	617,565
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,107	1,259,412
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	2,940	3,044,899
3.80%, 06/01/29 (Call 03/01/29)	2,201	2,393,125
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	1,150	1,395,122
Baltimore Gas & Electric Co. 2.80%, 08/15/22 (Call 05/15/22)	409	416,849
3.35%, 07/01/23 (Call 04/01/23)	1,136	1,187,733
3.50%, 11/15/21 (Call 08/15/21)	1,150	1,175,990
3.50%, 08/15/46 (Call 02/15/46)	2,100	2,262,036
3.75%, 08/15/47 (Call 02/15/47)	675	756,014
Berkshire Hathaway Energy Co. 2.38%, 01/15/21	250	251,440
2.80%, 01/15/23 (Call 12/15/22)	1,300	1,335,672
3.25%, 04/15/28 (Call 01/15/28)	1,193	1,266,835
3.50%, 02/01/25 (Call 11/01/24)	1,745	1,861,740
3.75%, 11/15/23 (Call 08/15/23)	2,565	2,729,134
3.80%, 07/15/48 (Call 01/15/48)	350	387,923
4.45%, 01/15/49 (Call 07/15/48)	2,010	2,454,069
4.50%, 02/01/45 (Call 08/01/44)	2,856	3,454,361
5.15%, 11/15/43 (Call 05/15/43)	2,296	2,991,895
5.95%, 05/15/37	4,475	6,214,388
6.13%, 04/01/36	7,646	10,814,197
Black Hills Corp. 3.15%, 01/15/27 (Call 07/15/26)	885	906,152
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,239,209
4.20%, 09/15/46 (Call 03/15/46)	295	329,845
4.25%, 11/30/23 (Call 08/30/23)	1,148	1,229,565
4.35%, 05/01/33 (Call 02/01/33)	2,575	2,980,949
CenterPoint Energy Houston Electric LLC 1.85%, 06/01/21 (Call 05/01/21)	2,450	2,442,650
2.25%, 08/01/22 (Call 05/01/22)	2,730	2,749,465
3.55%, 08/01/42 (Call 02/01/42)	1,372	1,490,705
3.95%, 03/01/48 (Call 09/01/47)	906	1,062,031
4.50%, 04/01/44 (Call 10/01/43)	1,675	2,084,705

Security	Par (000)	Value

Electric (continued)
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	$2,491	$2,613,383
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	540	665,215
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	665	672,455
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	700	704,956
2.50%, 09/01/24 (Call 08/01/24)	425	426,602
2.95%, 03/01/30 (Call 12/01/29)	2,000	2,025,400
3.60%, 11/01/21	90	92,556
3.70%, 09/01/49 (Call 03/01/49)	1,000	1,025,700
3.85%, 02/01/24 (Call 01/01/24)	1,295	1,372,920
4.25%, 11/01/28 (Call 08/01/28)	1,109	1,231,955
Cleco Corporate Holdings LLC 3.74%, 05/01/26 (Call 02/01/26)	1,835	1,917,190
4.97%, 05/01/46 (Call 11/01/45)	1,680	1,949,472
Cleco Power LLC, 6.00%, 12/01/40	210	280,424
Cleveland Electric Illuminating Co. (The) 5.50%, 08/15/24	3,400	3,914,692
5.95%, 12/15/36	639	826,815
CMS Energy Corp. 2.95%, 02/15/27 (Call 11/15/26)	265	269,600
3.00%, 05/15/26 (Call 02/15/26)	130	133,851
3.45%, 08/15/27 (Call 05/15/27)	2,096	2,222,955
3.60%, 11/15/25 (Call 08/15/25)	720	762,408
3.88%, 03/01/24 (Call 12/01/23)	690	731,283
4.70%, 03/31/43 (Call 09/30/42)	10	11,688
4.88%, 03/01/44 (Call 09/01/43)	1,835	2,256,041
5.05%, 03/15/22 (Call 12/15/21)	2,185	2,323,048
Commonwealth Edison Co. 2.55%, 06/15/26 (Call 03/15/26)	500	512,775
3.40%, 09/01/21 (Call 06/01/21)	2,765	2,832,107
3.65%, 06/15/46 (Call 12/15/45)	1,560	1,729,634
3.70%, 08/15/28 (Call 05/15/28)	1,650	1,830,097
3.70%, 03/01/45 (Call 09/01/44)	1,300	1,448,421
3.80%, 10/01/42 (Call 04/01/42)	650	725,693
4.00%, 03/01/48 (Call 09/01/47)	1,525	1,796,846
4.00%, 03/01/49 (Call 09/01/48)	1,505	1,771,987
4.35%, 11/15/45 (Call 05/15/45)	2,032	2,498,222
4.60%, 08/15/43 (Call 02/15/43)	220	276,283
4.70%, 01/15/44 (Call 04/15/43)	175	222,812
5.90%, 03/15/36	323	445,601
6.45%, 01/15/38	1,590	2,346,999
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,050	2,145,448
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	1,835	2,072,944
Connecticut Light & Power Co. (The) 2.50%, 01/15/23 (Call 10/15/22)	1,242	1,264,654
4.00%, 04/01/48 (Call 10/01/47)	2,075	2,444,723
4.30%, 04/15/44 (Call 10/15/43)	1,500	1,816,680
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,217	2,355,097
Series A, 4.15%, 06/01/45 (Call 12/01/44)	2,205	2,626,618
Consolidated Edison Co. of New York Inc. 3.30%, 12/01/24 (Call 09/01/24)	1,150	1,206,281
3.80%, 05/15/28 (Call 02/15/28)	1,795	1,992,953
3.85%, 06/15/46 (Call 12/15/45)	1,964	2,182,358
3.95%, 03/01/43 (Call 09/01/42)	7,511	8,448,448
4.45%, 03/15/44 (Call 09/15/43)	2,520	3,016,213
4.50%, 12/01/45 (Call 06/01/45)	1,935	2,350,754
4.50%, 05/15/58 (Call 11/15/57)	2,050	2,484,292
4.63%, 12/01/54 (Call 06/01/54)	1,262	1,547,843
5.70%, 06/15/40	495	681,655
Series 05-A, 5.30%, 03/01/35	700	887,215

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 06-A, 5.85%, 03/15/36	$500	$669,230
Series 06-B, 6.20%, 06/15/36	250	346,453
Series 06-E, 5.70%, 12/01/36	695	921,556
Series 07-A, 6.30%, 08/15/37	510	724,292
Series 08-B, 6.75%, 04/01/38	1,417	2,117,140
Series 09-C, 5.50%, 12/01/39	1,295	1,751,526
Series 12-A, 4.20%, 03/15/42	50	58,067
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	760	849,946
Series A, 4.13%, 05/15/49 (Call 11/15/48)	1,000	1,169,870
Series B, 2.90%, 12/01/26 (Call 09/01/26)	550	569,151
Series C, 4.00%, 11/15/57 (Call 05/15/57)	200	223,652
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,280	2,680,459
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,000	1,137,670
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,074	2,600,962
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	3,501	3,495,503
Consumers Energy Co. 2.85%, 05/15/22 (Call 02/15/22)	1,038	1,062,268
3.10%, 08/15/50 (Call 02/15/50)	110	112,597
3.13%, 08/31/24 (Call 05/31/24)	465	483,307
3.25%, 08/15/46 (Call 02/15/46)	375	393,353
3.38%, 08/15/23 (Call 05/15/23)	1,200	1,263,348
3.75%, 02/15/50 (Call 08/15/49)	1,280	1,465,856
3.80%, 11/15/28 (Call 08/15/28)	350	393,757
3.95%, 05/15/43 (Call 11/15/42)	500	582,085
3.95%, 07/15/47 (Call 01/15/47)	1,845	2,164,480
4.05%, 05/15/48 (Call 11/15/47)	1,225	1,462,001
4.35%, 08/31/64 (Call 02/28/64)	35	42,809
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(b)	1,220	1,388,165
Delmarva Power & Light Co. 3.50%, 11/15/23 (Call 08/15/23)	458	484,335
4.00%, 06/01/42 (Call 12/01/41)	300	342,090
4.15%, 05/15/45 (Call 11/15/44)	1,250	1,470,725
Dominion Energy Inc. 2.72%, 08/15/21(c)	881	888,277
3.07%, 08/15/24(c)	2,157	2,220,330
3.90%, 10/01/25 (Call 07/01/25)	3,284	3,541,827
4.10%, 04/01/21(c)	301	309,479
4.25%, 06/01/28 (Call 03/01/28)	2,650	2,961,295
4.70%, 12/01/44 (Call 06/01/44)	2,480	2,960,202
5.75%, 10/01/54 (Call 10/01/24)(e)	1,060	1,117,198
7.00%, 06/15/38	2,555	3,659,220
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,700	2,040,238
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,450	1,468,110
Series B, 2.75%, 09/15/22 (Call 06/15/22)	300	303,789
Series B, 5.95%, 06/15/35	1,545	1,983,718
Series C, 2.00%, 08/15/21 (Call 07/15/21)	2,175	2,163,103
Series C, 4.05%, 09/15/42 (Call 03/15/42)	2,891	3,178,799
Series C, 4.90%, 08/01/41 (Call 02/01/41)	3,315	4,009,990
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,900	2,945,617
Series E, 6.30%, 03/15/33	325	433,823
Series F, 5.25%, 08/01/33	1,870	2,313,620
Dominion Energy South Carolina Inc. 4.25%, 08/15/28 (Call 05/15/28)	742	863,874
4.35%, 02/01/42 (Call 08/01/41)	825	988,936
4.60%, 06/15/43 (Call 12/15/42)	890	1,102,755
5.10%, 06/01/65 (Call 12/01/64)	1,895	2,573,202
5.30%, 05/15/33	40	50,433
5.45%, 02/01/41 (Call 08/01/40)	1,215	1,620,871

Security	Par (000)	Value

Electric (continued)
6.05%, 01/15/38	$1,350	$1,877,053
6.63%, 02/01/32	40	55,020
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)(b)	178	178,313
DTE Electric Co. 2.65%, 06/15/22 (Call 03/15/22)	755	764,732
3.38%, 03/01/25 (Call 12/01/24)	545	579,602
3.65%, 03/15/24 (Call 12/15/23)	3,200	3,402,848
3.70%, 03/15/45 (Call 09/15/44)	1,810	2,024,376
3.70%, 06/01/46 (Call 12/01/45)	810	915,713
3.75%, 08/15/47 (Call 02/15/47)	2,165	2,466,953
3.90%, 06/01/21 (Call 03/01/21)	1,350	1,386,814
3.95%, 06/15/42 (Call 12/15/41)	5	5,521
3.95%, 03/01/49 (Call 09/01/48)	1,280	1,518,976
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,881,560
5.70%, 10/01/37	150	202,311
Series A, 4.05%, 05/15/48 (Call 11/15/47)	800	956,160
Series A, 6.63%, 06/01/36	620	892,595
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	2,220	2,272,991
3.80%, 03/15/27 (Call 12/15/26)	2,665	2,883,930
Series B, 2.60%, 06/15/22	197	199,067
Series B, 3.30%, 06/15/22 (Call 04/15/22)	750	771,158
Series C, 2.53%, 10/01/24	1,000	1,009,250
Series C, 3.40%, 06/15/29 (Call 03/15/29)	1,064	1,126,116
Series C, 3.50%, 06/01/24 (Call 03/01/24)	892	937,438
Series D, 3.70%, 08/01/23 (Call 07/01/23)	1,099	1,159,038
Series F, 3.85%, 12/01/23 (Call 09/01/23)	1,548	1,637,660
Duke Energy Carolinas LLC 2.45%, 08/15/29 (Call 05/15/29)	1,000	1,010,110
2.50%, 03/15/23 (Call 01/15/23)	2,591	2,640,074
2.95%, 12/01/26 (Call 09/01/26)	2,950	3,091,659
3.05%, 03/15/23 (Call 03/15/23)	2,724	2,829,855
3.20%, 08/15/49 (Call 02/15/49)	595	613,528
3.35%, 05/15/22	1,018	1,055,503
3.70%, 12/01/47 (Call 06/01/47)	1,945	2,169,239
3.75%, 06/01/45 (Call 12/01/44)	1,062	1,183,695
3.88%, 03/15/46 (Call 09/15/45)	2,890	3,290,727
3.90%, 06/15/21 (Call 03/15/21)	2,290	2,357,440
3.95%, 11/15/28 (Call 08/15/28)	795	899,670
3.95%, 03/15/48 (Call 09/15/47)	800	928,024
4.00%, 09/30/42 (Call 03/30/42)	362	415,268
4.25%, 12/15/41 (Call 06/15/41)	480	568,382
5.30%, 02/15/40	670	889,907
6.00%, 01/15/38	616	862,850
6.05%, 04/15/38	990	1,403,305
6.10%, 06/01/37	3,425	4,806,816
6.45%, 10/15/32	195	272,522
Series A, 6.00%, 12/01/28	1,465	1,854,060
Duke Energy Corp. 1.80%, 09/01/21 (Call 08/01/21)	4,727	4,700,907
2.40%, 08/15/22 (Call 07/15/22)	315	318,367
2.65%, 09/01/26 (Call 06/01/26)	3,450	3,492,849
3.05%, 08/15/22 (Call 05/15/22)	2,771	2,839,277
3.15%, 08/15/27 (Call 05/15/27)	1,394	1,463,324
3.40%, 06/15/29 (Call 03/15/29)	890	945,216
3.55%, 09/15/21 (Call 06/15/21)	3,526	3,611,435
3.75%, 04/15/24 (Call 01/15/24)	1,979	2,102,945
3.75%, 09/01/46 (Call 03/01/46)	4,735	4,994,620
3.95%, 10/15/23 (Call 07/15/23)	925	986,078
3.95%, 08/15/47 (Call 02/15/47)	210	229,929

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 06/15/49 (Call 12/15/48)	$2,350	$2,682,219
4.80%, 12/15/45 (Call 06/15/45)	3,325	4,051,446
Duke Energy Florida LLC 3.10%, 08/15/21 (Call 05/15/21)	1,750	1,778,175
3.20%, 01/15/27 (Call 10/15/26)	1,375	1,460,937
3.40%, 10/01/46 (Call 04/01/46)	3,365	3,559,228
3.80%, 07/15/28 (Call 04/15/28)	3,405	3,800,797
3.85%, 11/15/42 (Call 05/15/42)	870	975,166
4.20%, 07/15/48 (Call 01/15/48)	460	554,406
5.65%, 04/01/40	1,091	1,514,504
6.35%, 09/15/37	150	218,415
6.40%, 06/15/38	2,210	3,305,895
Duke Energy Florida Project Finance LLC
Series 2026, 2.54%, 09/01/31	600	611,478
Series 2035, 3.11%, 09/01/38	100	102,304
Duke Energy Indiana LLC 3.75%, 05/15/46 (Call 12/15/45)	3,629	4,027,972
6.12%, 10/15/35	380	529,070
6.35%, 08/15/38	105	155,898
6.45%, 04/01/39	2,940	4,410,500
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	404	520,934
Duke Energy Ohio Inc. 3.65%, 02/01/29 (Call 11/01/28)	995	1,104,808
3.70%, 06/15/46 (Call 12/15/45)	870	969,206
3.80%, 09/01/23 (Call 06/01/23)	1,125	1,194,548
4.30%, 02/01/49 (Call 08/01/48)	275	339,081
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	940	958,744
3.00%, 09/15/21 (Call 06/15/21)	2,035	2,073,034
3.25%, 08/15/25 (Call 05/15/25)	1,255	1,330,902
3.38%, 09/01/23 (Call 08/01/23)	727	765,429
3.45%, 03/15/29 (Call 12/15/28)	960	1,046,717
3.60%, 09/15/47 (Call 03/15/47)	2,600	2,825,758
3.70%, 09/01/28 (Call 06/01/28)	492	547,281
3.70%, 10/15/46 (Call 04/15/46)	1,695	1,881,043
4.10%, 05/15/42 (Call 11/15/41)	360	418,831
4.10%, 03/15/43 (Call 09/15/42)	945	1,100,377
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,292,324
4.20%, 08/15/45 (Call 02/15/45)	2,814	3,339,937
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,718,240
6.30%, 04/01/38	955	1,391,091
Edison International 2.40%, 09/15/22 (Call 08/15/22)	1,783	1,770,858
2.95%, 03/15/23 (Call 01/15/23)	2,422	2,422,097
4.13%, 03/15/28 (Call 12/15/27)	2,770	2,892,018
5.75%, 06/15/27 (Call 04/15/27)	275	312,664
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)	2,182	2,670,441
6.00%, 05/15/35	150	193,079
Emera U.S. Finance LP 2.70%, 06/15/21 (Call 05/15/21)	2,400	2,416,632
3.55%, 06/15/26 (Call 03/15/26)	3,392	3,566,213
4.75%, 06/15/46 (Call 12/15/45)	4,310	5,093,558
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	886	922,273
Enel Chile SA, 4.88%, 06/12/28	1,134	1,260,781
Entergy Arkansas LLC 3.50%, 04/01/26 (Call 01/01/26)	1,960	2,103,844
3.70%, 06/01/24 (Call 03/01/24)	3,235	3,461,126
3.75%, 02/15/21 (Call 11/15/20)	2,185	2,227,433
4.20%, 04/01/49 (Call 10/01/48)	1,065	1,284,390

Security	Par (000)	Value

Electric (continued)
4.95%, 12/15/44 (Call 12/15/24)	$245	$268,478
Entergy Corp. 2.95%, 09/01/26 (Call 06/01/26)	1,165	1,190,607
4.00%, 07/15/22 (Call 05/15/22)	3,511	3,679,493
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	30	34,866
Entergy Louisiana LLC 2.40%, 10/01/26 (Call 07/01/26)	2,980	2,998,446
3.05%, 06/01/31 (Call 03/01/31)	2,044	2,153,640
3.12%, 09/01/27 (Call 06/01/27)	915	967,009
3.25%, 04/01/28 (Call 01/01/28)	1,619	1,728,363
4.00%, 03/15/33 (Call 12/15/32)	1,355	1,578,019
4.05%, 09/01/23 (Call 06/01/23)	565	606,177
4.20%, 09/01/48 (Call 03/01/48)	1,550	1,877,592
4.20%, 04/01/50 (Call 10/01/49)	1,500	1,814,175
4.95%, 01/15/45 (Call 01/15/25)	610	654,054
5.40%, 11/01/24	95	109,970
Entergy Mississippi LLC 2.85%, 06/01/28 (Call 03/01/28)	2,540	2,640,584
3.85%, 06/01/49 (Call 12/01/48)	1,050	1,199,877
Entergy Texas Inc. 4.00%, 03/30/29 (Call 12/30/28)	1,500	1,680,435
5.15%, 06/01/45 (Call 06/01/25)	25	27,425
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	1,066	1,104,898
Eversource Energy 2.50%, 03/15/21 (Call 02/15/21)	1,791	1,799,615
2.80%, 05/01/23 (Call 02/01/23)	1,214	1,240,392
3.35%, 03/15/26 (Call 12/15/25)	650	680,999
Series H, 3.15%, 01/15/25 (Call 10/15/24)	760	790,354
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,936	1,967,344
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,550	1,598,747
Series M, 3.30%, 01/15/28 (Call 10/15/27)	125	131,521
Series N, 3.80%, 12/01/23 (Call 11/01/23)	225	239,735
Series O, 4.25%, 04/01/29 (Call 01/01/29)	820	926,715
Exelon Corp. 2.45%, 04/15/21 (Call 03/15/21)	270	270,338
3.40%, 04/15/26 (Call 01/15/26)	1,957	2,072,228
3.50%, 06/01/22 (Call 05/01/22)	1,856	1,907,096
3.95%, 06/15/25 (Call 03/15/25)	3,876	4,175,731
4.45%, 04/15/46 (Call 10/15/45)	1,515	1,765,096
4.95%, 06/15/35 (Call 12/15/34)	3,034	3,644,592
5.10%, 06/15/45 (Call 12/15/44)	4,185	5,277,494
5.15%, 12/01/20 (Call 09/01/20)	1,929	1,984,690
5.63%, 06/15/35	50	63,182
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	2,622	2,694,393
4.00%, 10/01/20 (Call 07/01/20)	1,150	1,165,629
4.25%, 06/15/22 (Call 03/15/22)	2,373	2,493,952
5.60%, 06/15/42 (Call 12/15/41)	4,405	5,310,404
5.75%, 10/01/41 (Call 04/01/41)	1,675	2,014,740
6.25%, 10/01/39	2,130	2,737,497
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	465	474,337
Series B, 3.90%, 07/15/27 (Call 04/15/27)	2,838	3,050,793
Series B, 4.25%, 03/15/23 (Call 12/15/22)	3,605	3,829,952
Series C, 4.85%, 07/15/47 (Call 01/15/47)	2,802	3,426,734
Series C, 7.38%, 11/15/31	725	1,036,308
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	125	128,459
3.13%, 12/01/25 (Call 06/01/25)	700	746,704
3.25%, 06/01/24 (Call 12/01/23)	2,225	2,347,308

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$4,100	$4,637,592
3.80%, 12/15/42 (Call 06/15/42)	760	863,056
3.95%, 03/01/48 (Call 09/01/47)	815	958,945
3.99%, 03/01/49 (Call 09/01/48)	2,800	3,331,244
4.05%, 06/01/42 (Call 12/01/41)	2,065	2,418,590
4.05%, 10/01/44 (Call 04/01/44)	1,493	1,763,606
4.13%, 02/01/42 (Call 08/01/41)	3,390	4,011,217
4.13%, 06/01/48 (Call 12/01/47)	1,600	1,935,600
5.25%, 02/01/41 (Call 08/01/40)	1,655	2,231,403
5.63%, 04/01/34	235	318,246
5.65%, 02/01/37	2,482	3,385,274
5.69%, 03/01/40	710	994,419
5.95%, 02/01/38	3,179	4,554,808
5.96%, 04/01/39	320	460,070
Fortis Inc./Canada 2.10%, 10/04/21 (Call 09/04/21)	2,205	2,195,629
3.06%, 10/04/26 (Call 07/04/26)	4,149	4,246,294
Georgia Power Co. 2.40%, 04/01/21 (Call 03/01/21)	1,295	1,298,341
2.85%, 05/15/22	275	281,064
3.25%, 04/01/26 (Call 03/01/26)	250	260,695
3.25%, 03/30/27 (Call 12/30/26)	2,530	2,646,835
4.30%, 03/15/42	3,811	4,326,209
4.30%, 03/15/43	1,153	1,303,674
Series 10-C, 4.75%, 09/01/40	1,290	1,531,527
Series C, 2.00%, 09/08/20	1,485	1,482,446
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	600	641,148
Iberdrola International BV, 6.75%, 07/15/36	1,190	1,674,318
Indiana Michigan Power Co. 3.85%, 05/15/28 (Call 02/15/28)	1,532	1,707,429
4.25%, 08/15/48 (Call 02/15/48)	960	1,157,088
6.05%, 03/15/37	215	295,580
Series J, 3.20%, 03/15/23 (Call 12/15/22)	220	228,147
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,238	1,527,184
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,150	1,278,466
Integrys Holding Inc., 4.17%, 11/01/20	850	867,663
Interstate Power & Light Co. 3.25%, 12/01/24 (Call 09/01/24)	825	866,465
3.60%, 04/01/29 (Call 01/01/29)	139	150,879
3.70%, 09/15/46 (Call 03/15/46)	1,492	1,608,913
4.10%, 09/26/28 (Call 06/26/28)	1,782	1,997,907
4.70%, 10/15/43 (Call 04/15/43)	150	180,146
6.25%, 07/15/39	190	261,991
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)	680	689,010
3.25%, 06/30/26 (Call 03/30/26)	670	698,850
3.35%, 11/15/27 (Call 08/15/27)	5,121	5,447,464
3.65%, 06/15/24 (Call 03/15/24)	300	316,257
4.05%, 07/01/23 (Call 04/01/23)	150	158,606
5.30%, 07/01/43 (Call 01/01/43)	205	264,149
Jersey Central Power & Light Co., 6.15%, 06/01/37	1,050	1,371,142
Kansas City Power & Light Co. 3.15%, 03/15/23 (Call 12/15/22)	47	48,485
3.65%, 08/15/25 (Call 05/15/25)	1,350	1,448,253
4.20%, 06/15/47 (Call 12/15/46)	1,400	1,679,272
4.20%, 03/15/48 (Call 09/15/47)	1,266	1,513,832
5.30%, 10/01/41 (Call 04/01/41)	1,781	2,339,130
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,221	1,452,160

Security	Par (000)	Value

Electric (continued)
Kentucky Utilities Co. 3.25%, 11/01/20 (Call 08/01/20)	$385	$389,216
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,050,300
4.38%, 10/01/45 (Call 04/01/45)	1,150	1,399,343
5.13%, 11/01/40 (Call 05/01/40)	1,551	2,017,975
LG&E & KU Energy LLC 3.75%, 11/15/20 (Call 08/15/20)	1,100	1,116,236
4.38%, 10/01/21 (Call 07/01/21)	1,475	1,529,619
Louisville Gas & Electric Co. 4.38%, 10/01/45 (Call 04/01/45)	1,155	1,391,036
4.65%, 11/15/43 (Call 05/15/43)	25	30,779
Series 25, 3.30%, 10/01/25 (Call 04/01/25)	1,100	1,165,758
MidAmerican Energy Co. 3.10%, 05/01/27 (Call 02/01/27)	1,525	1,620,419
3.50%, 10/15/24 (Call 07/15/24)	3,068	3,272,329
3.65%, 04/15/29 (Call 01/15/29)	842	941,886
3.65%, 08/01/48 (Call 02/01/48)	2,250	2,513,925
3.70%, 09/15/23 (Call 06/15/23)	730	774,435
3.95%, 08/01/47 (Call 02/01/47)	1,626	1,903,542
4.25%, 05/01/46 (Call 11/01/45)	1,675	2,033,735
4.40%, 10/15/44 (Call 04/15/44)	275	336,262
4.80%, 09/15/43 (Call 03/15/43)	520	666,380
5.80%, 10/15/36	733	1,001,513
6.75%, 12/30/31	35	49,960
Mississippi Power Co. 3.95%, 03/30/28 (Call 12/30/27)	200	220,584
Series 12-A, 4.25%, 03/15/42	2,125	2,353,565
National Grid USA 5.80%, 04/01/35	1,020	1,265,749
8.00%, 11/15/30	425	601,575
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/01/20 (Call 10/01/20)	1,200	1,204,512
2.30%, 09/15/22 (Call 08/15/22)	2,780	2,804,019
2.40%, 04/25/22 (Call 03/25/22)	1,714	1,733,265
2.70%, 02/15/23 (Call 12/15/22)	450	459,941
2.85%, 01/27/25 (Call 10/27/24)	650	672,802
2.90%, 03/15/21	115	116,602
2.95%, 02/07/24 (Call 12/07/23)	1,025	1,063,663
3.05%, 02/15/22 (Call 11/15/21)	2,125	2,168,881
3.05%, 04/25/27 (Call 01/25/27)	1,250	1,318,450
3.25%, 11/01/25 (Call 08/01/25)	1,476	1,562,848
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,570,760
3.40%, 02/07/28 (Call 11/07/27)	1,406	1,523,907
3.70%, 03/15/29 (Call 12/15/28)	1,783	1,992,182
3.90%, 11/01/28 (Call 08/01/28)	850	953,785
4.02%, 11/01/32 (Call 05/01/32)	1,800	2,110,374
4.30%, 03/15/49 (Call 09/15/48)	1,175	1,446,390
4.40%, 11/01/48 (Call 05/01/48)	610	760,402
4.75%, 04/30/43 (Call 04/30/23)(e)	2,262	2,291,180
5.25%, 04/20/46 (Call 04/20/26)(e)	439	464,216
Series C, 8.00%, 03/01/32	1,015	1,526,682
Nevada Power Co. 5.45%, 05/15/41 (Call 11/15/40)	2,905	3,761,016
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	1,878	2,083,829
Series N, 6.65%, 04/01/36	250	361,978
Series R, 6.75%, 07/01/37	700	1,038,443
NextEra Energy Capital Holdings Inc. 2.80%, 01/15/23 (Call 12/15/22)	1,613	1,650,018
2.90%, 04/01/22	1,610	1,644,551
3.15%, 04/01/24 (Call 03/01/24)	3,125	3,251,219

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 04/01/26 (Call 02/01/26)	$3,088	$3,225,138
3.50%, 04/01/29 (Call 01/01/29)	2,799	3,003,803
3.55%, 05/01/27 (Call 02/01/27)	5,286	5,641,378
3.63%, 06/15/23 (Call 02/15/23)	250	261,728
4.50%, 06/01/21 (Call 03/01/21)	484	500,243
4.80%, 12/01/77 (Call 12/01/27)(e)	1,050	1,062,432
5.65%, 05/01/79 (Call 05/01/29)(e)	56	59,994
Northern States Power Co./MN 2.15%, 08/15/22 (Call 02/15/22)	2,755	2,764,946
2.60%, 05/15/23 (Call 11/15/22)	1,095	1,116,462
3.40%, 08/15/42 (Call 02/15/42)	450	487,652
3.60%, 05/15/46 (Call 11/15/45)	206	229,051
4.00%, 08/15/45 (Call 02/15/45)	770	902,602
4.13%, 05/15/44 (Call 11/15/43)	510	609,516
4.85%, 08/15/40 (Call 02/15/40)	65	81,852
5.35%, 11/01/39	740	1,003,995
6.20%, 07/01/37	325	466,135
6.25%, 06/01/36	835	1,193,774
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	3,040	3,510,318
NSTAR Electric Co. 2.38%, 10/15/22 (Call 07/15/22)	1,366	1,381,313
2.70%, 06/01/26 (Call 03/01/26)	950	966,872
3.20%, 05/15/27 (Call 02/15/27)	1,855	1,968,396
3.25%, 11/15/25 (Call 08/15/25)	410	429,098
3.25%, 05/15/29 (Call 02/15/29)	1,172	1,262,267
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,643,139
5.50%, 03/15/40	100	135,080
Oglethorpe Power Corp. 4.20%, 12/01/42	150	163,164
4.25%, 04/01/46 (Call 10/01/45)	1,480	1,568,815
4.55%, 06/01/44	583	651,491
5.05%, 10/01/48 (Call 04/01/48)	330	408,566
5.25%, 09/01/50	372	476,324
5.38%, 11/01/40	1,645	2,091,025
5.95%, 11/01/39	1,259	1,676,673
Ohio Edison Co. 6.88%, 07/15/36	865	1,234,018
8.25%, 10/15/38	900	1,481,526
Ohio Power Co. 4.00%, 06/01/49 (Call 12/01/48)	625	730,975
4.15%, 04/01/48 (Call 10/01/47)	1,000	1,198,600
Series G, 6.60%, 02/15/33	30	42,476
Series M, 5.38%, 10/01/21	458	488,645
Oklahoma Gas & Electric Co. 3.30%, 03/15/30 (Call 09/15/29)	515	549,093
3.80%, 08/15/28 (Call 02/15/28)	1,161	1,276,531
3.85%, 08/15/47 (Call 02/15/47)	1,525	1,666,200
4.15%, 04/01/47 (Call 10/01/46)	1,400	1,612,548
Oncor Electric Delivery Co. LLC 2.75%, 06/01/24 (Call 05/01/24)(b)	2,115	2,182,955
2.95%, 04/01/25 (Call 01/01/25)	100	104,353
3.70%, 11/15/28 (Call 08/15/28)(b)	1,375	1,533,661
3.70%, 11/15/28 (Call 08/15/28)	1,210	1,350,457
3.75%, 04/01/45 (Call 10/01/44)	1,120	1,266,149
3.80%, 09/30/47 (Call 03/30/47)	750	862,755
3.80%, 06/01/49 (Call 12/01/48)(b)	2,000	2,329,060
4.10%, 06/01/22 (Call 03/01/22)	1,410	1,484,222
4.10%, 11/15/48 (Call 05/15/48)	585	707,324
4.55%, 12/01/41 (Call 06/01/41)	445	553,620
5.25%, 09/30/40	765	1,022,950

Security	Par (000)	Value

Electric (continued)
5.30%, 06/01/42 (Call 12/01/41)	$1,988	$2,689,247
5.75%, 03/15/29 (Call 12/15/28)	529	677,628
7.00%, 09/01/22	4,488	5,127,360
7.00%, 05/01/32	350	513,415
7.25%, 01/15/33	545	821,588
7.50%, 09/01/38	1,344	2,200,679
PacifiCorp 2.95%, 02/01/22 (Call 11/01/21)	412	420,693
2.95%, 06/01/23 (Call 03/01/23)	950	980,524
3.35%, 07/01/25 (Call 04/01/25)	440	463,874
3.50%, 06/15/29 (Call 03/15/29)	1,670	1,840,824
3.60%, 04/01/24 (Call 01/01/24)	1,900	2,022,968
3.85%, 06/15/21 (Call 03/15/21)	1,495	1,537,264
4.10%, 02/01/42 (Call 08/01/41)	2,665	3,091,826
4.13%, 01/15/49 (Call 07/15/48)	210	251,513
4.15%, 02/15/50 (Call 08/15/49)	2,500	3,007,950
5.25%, 06/15/35	50	64,007
6.00%, 01/15/39	1,740	2,488,217
6.10%, 08/01/36	2,265	3,170,547
6.25%, 10/15/37	424	607,978
PECO Energy Co. 1.70%, 09/15/21 (Call 08/15/21)	2,000	1,989,640
2.38%, 09/15/22 (Call 06/15/22)	935	945,902
3.15%, 10/15/25 (Call 07/15/25)	2,725	2,865,501
3.70%, 09/15/47 (Call 03/15/47)	425	476,714
3.90%, 03/01/48 (Call 09/01/47)	220	255,000
4.15%, 10/01/44 (Call 04/01/44)	335	396,362
4.80%, 10/15/43 (Call 04/15/43)	900	1,132,119
5.95%, 10/01/36	630	871,378
Pennsylvania Electric Co., 6.15%, 10/01/38	100	131,807
Pinnacle West Capital Corp., 2.25%, 11/30/20	64	63,948
PNM Resources Inc., 3.25%, 03/09/21	1,505	1,523,858
Potomac Electric Power Co. 3.60%, 03/15/24 (Call 12/15/23)	2,000	2,120,020
4.15%, 03/15/43 (Call 09/15/42)	1,420	1,674,535
7.90%, 12/15/38	525	841,334
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)	1,850	1,896,564
3.40%, 06/01/23 (Call 03/01/23)	2,165	2,239,584
3.50%, 12/01/22 (Call 09/01/22)	325	336,343
3.95%, 03/15/24 (Call 12/15/23)	1,218	1,292,554
4.00%, 09/15/47 (Call 03/15/47)	480	508,382
4.20%, 06/15/22 (Call 03/15/22)	2,498	2,620,102
4.70%, 06/01/43 (Call 12/01/42)	511	589,960
5.00%, 03/15/44 (Call 09/15/43)	2,014	2,436,577
PPL Electric Utilities Corp. 3.00%, 09/15/21 (Call 06/15/21)	2,335	2,374,321
3.95%, 06/01/47 (Call 12/01/46)	2,150	2,500,428
4.13%, 06/15/44 (Call 12/15/43)	150	178,496
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,246,402
4.15%, 06/15/48 (Call 12/15/47)	1,000	1,200,390
5.20%, 07/15/41 (Call 01/15/41)	390	506,657
6.25%, 05/15/39	1,830	2,677,693
Progress Energy Inc. 3.15%, 04/01/22 (Call 01/01/22)	2,001	2,046,002
4.40%, 01/15/21 (Call 10/15/20)	2,345	2,404,868
6.00%, 12/01/39	2,800	3,789,408
7.00%, 10/30/31	600	838,770
7.75%, 03/01/31	650	939,003

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	$1,550	$1,568,460
3.85%, 06/01/23 (Call 05/01/23)	2,379	2,508,941
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,571,482
4.30%, 11/15/23 (Call 08/15/23)	80	85,163
8.63%, 04/15/31	1,805	2,561,223
Public Service Co. of Colorado 2.25%, 09/15/22 (Call 03/15/22)	3,425	3,446,817
2.90%, 05/15/25 (Call 12/15/24)	465	479,931
3.20%, 11/15/20 (Call 05/15/20)	313	315,485
3.55%, 06/15/46 (Call 12/15/45)	2,791	3,006,884
3.60%, 09/15/42 (Call 03/15/42)	226	246,797
3.70%, 06/15/28 (Call 12/15/27)	1,736	1,932,116
3.80%, 06/15/47 (Call 12/15/46)	2,990	3,409,676
4.05%, 09/15/49 (Call 03/15/49)	1,000	1,186,350
4.10%, 06/15/48 (Call 12/15/47)	1,275	1,531,096
4.30%, 03/15/44 (Call 09/15/43)	2,805	3,396,182
4.75%, 08/15/41 (Call 02/15/41)	396	490,466
Series 17, 6.25%, 09/01/37	200	288,412
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,000	1,040,800
Public Service Co. of New Hampshire 3.50%, 11/01/23 (Call 08/01/23)	100	105,624
3.60%, 07/01/49 (Call 01/01/49)	1,000	1,107,490
Public Service Co. of Oklahoma, 4.40%, 02/01/21	770	794,063
Public Service Electric & Gas Co. 1.90%, 03/15/21 (Call 02/15/21)	1,615	1,614,370
2.25%, 09/15/26 (Call 06/15/26)	835	838,348
2.38%, 05/15/23 (Call 02/15/23)	2,021	2,049,759
3.00%, 05/15/25 (Call 02/15/25)	275	287,548
3.00%, 05/15/27 (Call 02/15/27)	1,341	1,412,891
3.05%, 11/15/24 (Call 08/15/24)	1,075	1,118,731
3.20%, 05/15/29 (Call 02/15/29)	534	577,671
3.20%, 08/01/49 (Call 02/01/49)	1,000	1,039,640
3.25%, 09/01/23 (Call 08/01/23)	755	791,957
3.60%, 12/01/47 (Call 06/01/47)	1,680	1,865,741
3.65%, 09/01/28 (Call 06/01/28)	275	305,484
3.65%, 09/01/42 (Call 03/01/42)	1,800	1,986,714
3.70%, 05/01/28 (Call 02/01/28)	1,475	1,641,026
3.80%, 01/01/43 (Call 07/01/42)	310	351,645
3.80%, 03/01/46 (Call 09/01/45)	1,140	1,300,740
3.85%, 05/01/49 (Call 11/01/48)	650	751,368
3.95%, 05/01/42 (Call 11/01/41)	105	120,182
4.05%, 05/01/48 (Call 11/01/47)	910	1,082,063
4.15%, 11/01/45 (Call 05/01/45)	925	1,091,001
5.38%, 11/01/39	925	1,229,704
5.50%, 03/01/40	71	96,776
5.80%, 05/01/37	183	248,807
Series I, 4.00%, 06/01/44 (Call 12/01/43)	850	968,261
Series K, 4.05%, 05/01/45 (Call 11/01/44)	1,030	1,190,227
Public Service Enterprise Group Inc. 2.00%, 11/15/21 (Call 10/15/21)	2,050	2,040,734
2.65%, 11/15/22 (Call 10/15/22)	960	973,622
2.88%, 06/15/24 (Call 05/15/24)	2,412	2,480,621
Puget Energy Inc. 3.65%, 05/15/25 (Call 02/15/25)	1,483	1,528,439
5.63%, 07/15/22 (Call 04/15/22)	2,259	2,426,573
6.00%, 09/01/21	667	711,222
Puget Sound Energy Inc. 3.25%, 09/15/49 (Call 03/15/49)	1,000	1,028,850
4.22%, 06/15/48 (Call 12/15/47)	3,300	3,978,612

Security	Par (000)	Value

Electric (continued)
4.30%, 05/20/45 (Call 11/20/44)	$215	$257,344
4.43%, 11/15/41 (Call 05/15/41)	1,400	1,629,922
5.76%, 10/01/39	795	1,098,865
5.76%, 07/15/40	200	269,978
5.80%, 03/15/40	465	640,877
6.27%, 03/15/37	525	735,131
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	2,225	2,246,961
3.00%, 08/15/21	820	832,341
3.95%, 11/15/41	410	442,915
4.15%, 05/15/48 (Call 11/15/47)	1,040	1,214,294
4.30%, 04/01/42 (Call 10/01/41)	20	22,676
4.50%, 08/15/40	226	267,202
6.00%, 06/01/26	420	506,856
6.00%, 06/01/39	500	676,070
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,000	1,051,610
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,710	2,975,417
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	1,000	1,164,500
SCANA Corp., 4.75%, 05/15/21 (Call 02/15/21)	4	4,109
Sempra Energy 2.85%, 11/15/20 (Call 10/15/20)	2,145	2,161,109
2.88%, 10/01/22 (Call 07/01/22)	897	910,733
2.90%, 02/01/23 (Call 01/01/23)	895	913,589
3.25%, 06/15/27 (Call 03/15/27)	2,578	2,667,585
3.40%, 02/01/28 (Call 10/01/27)	3,351	3,490,268
3.55%, 06/15/24 (Call 03/15/24)	600	629,226
3.75%, 11/15/25 (Call 08/15/25)	2,417	2,572,461
3.80%, 02/01/38 (Call 08/01/37)	2,415	2,535,653
4.00%, 02/01/48 (Call 08/01/47)	2,217	2,393,673
4.05%, 12/01/23 (Call 09/01/23)	335	356,658
6.00%, 10/15/39	2,824	3,697,181
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	2,505	2,563,692
Southern California Edison Co. 1.85%, 02/01/22	138	134,945
2.85%, 08/01/29 (Call 05/01/29)	1,000	1,020,820
3.88%, 06/01/21 (Call 03/01/21)	2,910	2,978,967
4.00%, 04/01/47 (Call 10/01/46)	4,368	4,770,118
4.05%, 03/15/42 (Call 09/15/41)	385	417,101
4.50%, 09/01/40 (Call 03/01/40)	440	501,428
4.65%, 10/01/43 (Call 04/01/43)	3,856	4,548,730
5.50%, 03/15/40	777	985,438
5.63%, 02/01/36	425	529,975
6.00%, 01/15/34	500	630,580
6.05%, 03/15/39	4,867	6,482,601
6.65%, 04/01/29	375	466,346
Series 04-G, 5.75%, 04/01/35	300	378,207
Series 05-E, 5.35%, 07/15/35	1,405	1,710,208
Series 06-E, 5.55%, 01/15/37	1,705	2,138,940
Series 08-A, 5.95%, 02/01/38	1,100	1,438,954
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,341	1,423,150
Series A, 2.90%, 03/01/21	960	968,938
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,775	2,002,076
Series B, 3.65%, 03/01/28 (Call 12/01/27)	900	976,257
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,090	2,593,899
Series C, 3.50%, 10/01/23 (Call 07/01/23)	125	130,325
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,620	2,723,071
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,467	1,639,519
Series D, 3.40%, 06/01/23 (Call 05/01/23)	2,160	2,239,315
Series E, 3.70%, 08/01/25 (Call 06/01/25)	603	641,315

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)	$6,057	$6,076,382
2.95%, 07/01/23 (Call 05/01/23)	1,736	1,784,452
3.25%, 07/01/26 (Call 04/01/26)	4,163	4,309,371
4.25%, 07/01/36 (Call 01/01/36)	2,809	3,107,821
4.40%, 07/01/46 (Call 01/01/46)	5,732	6,462,773
Series B, 5.50%, 03/15/57 (Call 03/15/22)(e)	693	717,789
Southern Power Co. 4.15%, 12/01/25 (Call 09/01/25)	1,825	1,985,764
5.15%, 09/15/41	2,178	2,509,622
5.25%, 07/15/43	385	449,056
Series E, 2.50%, 12/15/21 (Call 11/15/21)	2,867	2,872,247
Series F, 4.95%, 12/15/46 (Call 06/15/46)	865	985,884
Southwestern Electric Power Co. 3.55%, 02/15/22 (Call 11/15/21)	240	246,480
6.20%, 03/15/40	425	584,065
Series J, 3.90%, 04/01/45 (Call 10/01/44)	1,767	1,909,880
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,511	2,552,030
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,083	2,268,908
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,140	1,281,349
Southwestern Public Service Co. 3.40%, 08/15/46 (Call 02/15/46)	610	646,362
3.70%, 08/15/47 (Call 02/15/47)	1,875	2,090,325
3.75%, 06/15/49 (Call 12/15/48)	1,000	1,128,270
4.50%, 08/15/41 (Call 02/15/41)	525	635,633
6.00%, 10/01/36	75	96,927
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	625	773,675
Tampa Electric Co. 2.60%, 09/15/22 (Call 06/15/22)	1,415	1,429,447
3.63%, 06/15/50 (Call 12/15/49)	160	175,376
4.10%, 06/15/42 (Call 12/15/41)	636	730,433
4.20%, 05/15/45 (Call 11/15/44)	25	28,591
4.30%, 06/15/48 (Call 12/15/47)	790	949,928
4.35%, 05/15/44 (Call 11/15/43)	2,010	2,379,358
4.45%, 06/15/49 (Call 12/15/48)	300	371,439
6.15%, 05/15/37	14	19,157
Toledo Edison Co. (The), 6.15%, 05/15/37	2,610	3,596,502
Tucson Electric Power Co. 3.05%, 03/15/25 (Call 12/15/24)	75	76,927
4.85%, 12/01/48 (Call 06/01/48)	25	32,298
5.15%, 11/15/21 (Call 08/15/21)	1,110	1,161,671
UIL Holdings Corp., 4.63%, 10/01/20	800	818,392
Union Electric Co. 2.95%, 06/15/27 (Call 03/15/27)	1,964	2,055,189
3.50%, 04/15/24 (Call 01/15/24)	1,796	1,905,233
3.50%, 03/15/29 (Call 12/15/28)	1,000	1,103,570
3.65%, 04/15/45 (Call 10/15/44)	280	307,742
3.90%, 09/15/42 (Call 03/15/42)	485	549,554
4.00%, 04/01/48 (Call 10/01/47)	1,110	1,297,623
5.30%, 08/01/37	90	116,121
8.45%, 03/15/39	35	60,141
Virginia Electric & Power Co. 2.95%, 01/15/22 (Call 10/15/21)	970	987,829
3.45%, 09/01/22 (Call 06/01/22)	200	207,272
3.45%, 02/15/24 (Call 11/15/23)	490	514,485
4.00%, 01/15/43 (Call 07/15/42)	590	669,396
4.45%, 02/15/44 (Call 08/15/43)	1,157	1,400,201
6.35%, 11/30/37	920	1,302,361
8.88%, 11/15/38	647	1,119,789
Series A, 2.88%, 07/15/29 (Call 04/15/29)	390	407,027

Security	Par (000)	Value

Electric (continued)
Series A, 3.10%, 05/15/25 (Call 02/15/25)	$1,000	$1,047,730
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,805	1,901,856
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,464	1,576,772
Series A, 3.80%, 04/01/28 (Call 01/01/28)	2,245	2,480,815
Series A, 6.00%, 05/15/37	1,435	1,972,221
Series B, 2.95%, 11/15/26 (Call 08/15/26)	985	1,030,596
Series B, 3.80%, 09/15/47 (Call 03/15/47)	1,355	1,522,492
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,245	1,462,701
Series B, 6.00%, 01/15/36	875	1,185,940
Series C, 2.75%, 03/15/23 (Call 12/15/22)	823	839,024
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,050	1,202,785
Series D, 4.65%, 08/15/43 (Call 02/15/43)	1,890	2,330,805
WEC Energy Group Inc. 3.10%, 03/08/22	585	598,537
3.38%, 06/15/21	489	499,435
3.55%, 06/15/25 (Call 03/15/25)	1,755	1,879,482
Westar Energy Inc. 2.55%, 07/01/26 (Call 04/01/26)	1,250	1,266,825
3.10%, 04/01/27 (Call 01/01/27)	1,425	1,499,285
3.25%, 09/01/49 (Call 03/01/49)	500	515,775
4.10%, 04/01/43 (Call 10/01/42)	350	402,654
4.13%, 03/01/42 (Call 09/01/41)	607	700,047
4.25%, 12/01/45 (Call 06/01/45)	2,055	2,442,984
Wisconsin Electric Power Co. 2.95%, 09/15/21 (Call 06/15/21)	1,399	1,420,922
3.10%, 06/01/25 (Call 03/01/25)	1,845	1,915,147
3.65%, 12/15/42 (Call 06/15/42)	15	16,149
4.25%, 06/01/44 (Call 12/01/43)	480	559,022
4.30%, 12/15/45 (Call 06/15/45)	1,115	1,319,781
4.30%, 10/15/48 (Call 04/15/48)	485	593,388
5.70%, 12/01/36	240	327,180
Wisconsin Power & Light Co. 3.00%, 07/01/29 (Call 04/01/29)	194	204,600
3.05%, 10/15/27 (Call 07/15/27)	970	1,014,009
4.10%, 10/15/44 (Call 04/15/44)	1,850	2,111,867
6.38%, 08/15/37	240	346,459
Wisconsin Public Service Corp. 3.30%, 09/01/49 (Call 03/01/49)	625	651,619
3.35%, 11/21/21	965	992,676
3.67%, 12/01/42	118	129,714
4.75%, 11/01/44 (Call 05/01/44)	390	501,029
Xcel Energy Inc. 2.40%, 03/15/21 (Call 02/15/21)	2,860	2,872,126
2.60%, 03/15/22 (Call 02/15/22)	1,505	1,521,465
3.30%, 06/01/25 (Call 12/01/24)	1,704	1,785,945
3.35%, 12/01/26 (Call 06/01/26)	2,136	2,267,535
4.00%, 06/15/28 (Call 12/15/27)	1,500	1,670,715
4.80%, 09/15/41 (Call 03/15/41)	65	77,529
6.50%, 07/01/36	575	796,369

		1,148,585,534

Electrical Components & Equipment — 0.0%
Emerson Electric Co. 2.63%, 12/01/21 (Call 11/01/21)	476	483,397
3.15%, 06/01/25 (Call 03/01/25)	3,230	3,413,884
4.25%, 11/15/20	2,225	2,283,896
5.25%, 11/15/39	1,250	1,648,800
6.00%, 08/15/32	15	20,502
6.13%, 04/15/39	35	49,856
Hubbell Inc. 3.15%, 08/15/27 (Call 05/15/27)	400	408,120

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
3.35%, 03/01/26 (Call 12/01/25)	$1,400	$1,444,730
3.50%, 02/15/28 (Call 11/15/27)	1,785	1,869,002

		11,622,187

Electronics — 0.2%
Agilent Technologies Inc. 3.05%, 09/22/26 (Call 06/22/26)	2,184	2,246,790
3.20%, 10/01/22 (Call 07/01/22)	1,060	1,087,274
3.88%, 07/15/23 (Call 04/15/23)	3,440	3,631,780
Allegion U.S. Holding Co. Inc. 3.20%, 10/01/24 (Call 03/13/24)	2,585	2,632,978
3.55%, 10/01/27 (Call 01/20/25)	1,360	1,396,108
Amphenol Corp. 3.13%, 09/15/21 (Call 08/15/21)	1,125	1,142,449
3.20%, 04/01/24 (Call 02/01/24)	985	1,022,991
4.00%, 02/01/22 (Call 11/01/21)	956	992,041
4.35%, 06/01/29 (Call 03/01/29)	400	454,148
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)	1,995	2,024,366
3.50%, 04/01/22 (Call 02/01/22)	2,250	2,296,035
3.88%, 01/12/28 (Call 10/12/27)	2,270	2,340,620
4.00%, 04/01/25 (Call 01/01/25)	1,585	1,659,162
4.50%, 03/01/23 (Call 12/01/22)	1,476	1,556,250
Avnet Inc. 3.75%, 12/01/21 (Call 11/01/21)	125	128,010
4.63%, 04/15/26 (Call 01/15/26)	1,150	1,254,524
4.88%, 12/01/22	3,053	3,252,971
Flex Ltd. 4.75%, 06/15/25 (Call 03/15/25)	2,081	2,227,648
4.88%, 06/15/29 (Call 03/15/29)	1,100	1,169,817
5.00%, 02/15/23	1,994	2,131,666
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	1,400	1,412,278
Fortive Corp. 2.35%, 06/15/21 (Call 05/15/21)	3,264	3,265,860
3.15%, 06/15/26 (Call 03/15/26)	2,790	2,855,425
4.30%, 06/15/46 (Call 12/15/45)	2,556	2,814,003
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)	4,645	4,637,336
2.15%, 08/08/22 (Call 07/08/22)	1,540	1,556,478
2.30%, 08/15/24 (Call 07/15/24)	2,945	3,008,111
2.50%, 11/01/26 (Call 08/01/26)	6,224	6,389,434
2.70%, 08/15/29 (Call 05/15/29)	3,000	3,143,610
3.81%, 11/21/47 (Call 05/21/47)	2,947	3,476,988
4.25%, 03/01/21	3,660	3,787,002
5.70%, 03/15/37	52	72,444
Series 30, 5.38%, 03/01/41	57	78,328
Jabil Inc. 3.95%, 01/12/28 (Call 10/12/27)	2,480	2,520,052
4.70%, 09/15/22	796	837,503
5.63%, 12/15/20	1,450	1,506,086
Keysight Technologies Inc. 4.55%, 10/30/24 (Call 07/30/24)	2,370	2,571,237
4.60%, 04/06/27 (Call 01/06/27)	3,008	3,342,971
Legrand France SA, 8.50%, 02/15/25	1,050	1,386,735
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	2,306	2,419,409
Tech Data Corp. 3.70%, 02/15/22 (Call 01/15/22)	1,795	1,842,424
4.95%, 02/15/27 (Call 11/16/26)	3,196	3,422,980
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	1,641	1,726,234
4.75%, 12/01/24 (Call 09/01/24)	2,294	2,493,601

Security	Par (000)	Value

Electronics (continued)
4.90%, 06/15/28 (Call 03/15/28)	$1,100	$1,200,331
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)	795	823,994
3.45%, 08/01/24 (Call 05/01/24)	595	625,238
3.70%, 02/15/26 (Call 11/15/25)	975	1,036,435
4.88%, 01/15/21	65	67,344
7.13%, 10/01/37	305	438,895

		99,406,394

Engineering & Construction — 0.0%
Fluor Corp. 3.50%, 12/15/24 (Call 09/15/24)	2,915	2,949,718
4.25%, 09/15/28 (Call 06/15/28)(d)	2,500	2,547,025

		5,496,743

Environmental Control — 0.1%
Republic Services Inc. 2.50%, 08/15/24 (Call 07/15/24)	1,445	1,469,594
2.90%, 07/01/26 (Call 04/01/26)	1,853	1,921,431
3.20%, 03/15/25 (Call 12/15/24)	3,325	3,483,137
3.38%, 11/15/27 (Call 08/15/27)	2,799	3,000,388
3.55%, 06/01/22 (Call 03/01/22)	4,129	4,270,418
3.95%, 05/15/28 (Call 02/15/28)	2,421	2,712,488
4.75%, 05/15/23 (Call 02/15/23)	2,135	2,323,115
5.25%, 11/15/21	753	801,772
5.70%, 05/15/41 (Call 11/15/40)	50	67,937
Waste Connections Inc. 3.50%, 05/01/29 (Call 02/01/29)	1,527	1,636,715
4.25%, 12/01/28 (Call 09/01/28)	1,345	1,522,379
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	775	784,571
2.90%, 09/15/22 (Call 06/15/22)	1,937	1,981,086
2.95%, 06/15/24 (Call 05/15/24)	899	934,070
3.13%, 03/01/25 (Call 12/01/24)	2,820	2,967,458
3.15%, 11/15/27 (Call 08/15/27)	2,515	2,677,268
3.20%, 06/15/26 (Call 04/15/26)	1,548	1,644,332
3.45%, 06/15/29 (Call 03/15/29)	733	801,733
3.50%, 05/15/24 (Call 02/15/24)	3,500	3,708,215
3.90%, 03/01/35 (Call 09/01/34)	1,700	1,898,407
4.00%, 07/15/39 (Call 01/15/39)	2,070	2,388,677
4.10%, 03/01/45 (Call 09/01/44)	3,593	4,198,816
4.15%, 07/15/49 (Call 01/15/49)	965	1,142,502

		48,336,509

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	800	1,036,968
Campbell Soup Co. 2.50%, 08/02/22	400	402,096
3.30%, 03/15/21	209	212,131
3.30%, 03/19/25 (Call 12/19/24)	2,118	2,175,377
3.65%, 03/15/23 (Call 02/15/23)	3,052	3,181,863
3.80%, 08/02/42	415	398,836
3.95%, 03/15/25 (Call 01/15/25)	3,050	3,232,115
4.15%, 03/15/28 (Call 12/15/27)	3,819	4,116,576
4.25%, 04/15/21	2,542	2,619,124
4.80%, 03/15/48 (Call 09/15/47)	2,375	2,680,377
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	3,032	3,122,717
3.25%, 09/15/22	3,433	3,510,071
3.80%, 10/22/21	722	744,433
4.30%, 05/01/24 (Call 04/01/24)	2,781	2,990,131
4.60%, 11/01/25 (Call 09/01/25)	1,683	1,857,005

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.85%, 11/01/28 (Call 08/01/28)	$1,678	$1,915,185
5.30%, 11/01/38 (Call 05/01/38)	3,305	3,840,079
5.40%, 11/01/48 (Call 05/01/48)	1,570	1,866,652
7.00%, 10/01/28	1,565	1,987,879
7.13%, 10/01/26	349	429,755
8.25%, 09/15/30	60	83,717
Delhaize America LLC, 9.00%, 04/15/31	15	22,671
Flowers Foods Inc. 3.50%, 10/01/26 (Call 07/01/26)	1,326	1,371,575
4.38%, 04/01/22 (Call 01/01/22)	460	481,275
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	2,125	2,151,902
3.15%, 12/15/21 (Call 09/15/21)	896	914,207
3.20%, 04/16/21	1,093	1,112,106
3.20%, 02/10/27 (Call 11/10/26)	1,963	2,076,304
3.65%, 02/15/24 (Call 11/15/23)	4,342	4,587,366
3.70%, 10/17/23 (Call 09/17/23)	983	1,039,532
4.00%, 04/17/25 (Call 02/17/25)	1,495	1,620,715
4.15%, 02/15/43 (Call 08/15/42)	345	371,534
4.20%, 04/17/28 (Call 01/17/28)	3,134	3,526,063
4.55%, 04/17/38 (Call 10/17/37)	840	968,940
4.70%, 04/17/48 (Call 10/17/47)	1,430	1,694,121
5.40%, 06/15/40	3,430	4,253,714
Hershey Co. (The) 2.30%, 08/15/26 (Call 05/15/26)	3,065	3,113,366
3.10%, 05/15/21	1,500	1,527,435
3.20%, 08/21/25 (Call 05/21/25)	555	595,737
3.38%, 05/15/23 (Call 04/15/23)	2,340	2,462,476
4.13%, 12/01/20	2,060	2,110,779
Ingredion Inc. 3.20%, 10/01/26 (Call 07/01/26)	2,270	2,327,159
4.63%, 11/01/20	1,550	1,587,619
JM Smucker Co. (The) 3.00%, 03/15/22	797	812,326
3.38%, 12/15/27 (Call 09/15/27)(d)	1,425	1,516,742
3.50%, 03/15/25	5,675	5,964,141
4.25%, 03/15/35	2,641	2,856,823
4.38%, 03/15/45	1,399	1,518,810
Kellogg Co. 2.65%, 12/01/23	2,527	2,569,908
3.25%, 04/01/26	2,132	2,234,379
3.40%, 11/15/27 (Call 08/15/27)	2,336	2,471,488
4.00%, 12/15/20	486	496,940
4.30%, 05/15/28 (Call 02/15/28)	2,025	2,275,897
4.50%, 04/01/46	835	939,266
Series B, 7.45%, 04/01/31	2,425	3,417,334
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	945	1,170,354
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	5,409	5,320,941
3.38%, 06/15/21	1,200	1,218,264
3.50%, 06/06/22	7,628	7,802,681
3.50%, 07/15/22 (Call 05/15/22)	4,545	4,641,309
3.95%, 07/15/25 (Call 04/15/25)	5,890	6,114,173
4.00%, 06/15/23 (Call 05/15/23)	3,383	3,515,174
4.38%, 06/01/46 (Call 12/01/45)	6,120	5,873,425
4.63%, 01/30/29 (Call 10/30/28)	2,909	3,140,527
5.00%, 07/15/35 (Call 01/15/35)	4,187	4,485,701
5.00%, 06/04/42	4,418	4,548,773
5.20%, 07/15/45 (Call 01/15/45)	6,425	6,834,594
6.50%, 02/09/40	3,927	4,651,100

Security	Par (000)	Value

Food (continued)
6.75%, 03/15/32	$750	$931,935
6.88%, 01/26/39	3,305	4,053,649
Kroger Co. (The) 2.60%, 02/01/21 (Call 01/01/21)	2,440	2,452,176
2.65%, 10/15/26 (Call 07/15/26)(d)	2,241	2,234,927
2.80%, 08/01/22 (Call 07/01/22)	1,025	1,043,132
2.95%, 11/01/21 (Call 10/01/21)	1,326	1,347,176
3.30%, 01/15/21 (Call 12/15/20)	655	663,980
3.40%, 04/15/22 (Call 01/15/22)	100	102,908
3.50%, 02/01/26 (Call 11/01/25)	136	142,498
3.70%, 08/01/27 (Call 05/01/27)	2,093	2,229,568
3.85%, 08/01/23 (Call 05/01/23)	2,855	3,021,361
3.88%, 10/15/46 (Call 04/15/46)	1,950	1,862,016
4.00%, 02/01/24 (Call 11/01/23)	2,505	2,681,728
4.45%, 02/01/47 (Call 08/01/46)	2,850	2,973,889
4.50%, 01/15/29 (Call 10/15/28)(d)	1,251	1,412,954
4.65%, 01/15/48 (Call 07/15/47)(d)	1,670	1,785,698
5.00%, 04/15/42 (Call 10/15/41)	505	550,455
5.15%, 08/01/43 (Call 02/01/43)	1,580	1,765,002
5.40%, 07/15/40 (Call 01/15/40)	2,100	2,381,316
5.40%, 01/15/49 (Call 07/15/48)	1,874	2,229,629
6.90%, 04/15/38	728	956,912
7.50%, 04/01/31	685	940,320
8.00%, 09/15/29	260	356,871
Series B, 7.70%, 06/01/29	1,150	1,526,315
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)	1,420	1,442,436
3.15%, 08/15/24 (Call 06/15/24)	2,700	2,812,833
3.40%, 08/15/27 (Call 05/15/27)	3,282	3,479,937
4.20%, 08/15/47 (Call 02/15/47)	1,890	2,148,458
Mondelez International Inc. 3.63%, 05/07/23 (Call 04/07/23)	1,150	1,211,054
3.63%, 02/13/26 (Call 12/13/25)	1,792	1,931,525
4.13%, 05/07/28 (Call 02/07/28)	2,655	2,981,884
4.63%, 05/07/48 (Call 11/07/47)	1,450	1,699,618
Sysco Corp. 2.50%, 07/15/21 (Call 06/15/21)	1,288	1,295,767
2.60%, 10/01/20 (Call 09/01/20)	2,675	2,685,004
2.60%, 06/12/22	2,170	2,200,163
3.25%, 07/15/27 (Call 04/15/27)	2,285	2,407,430
3.30%, 07/15/26 (Call 04/15/26)	4,157	4,362,896
3.55%, 03/15/25 (Call 01/15/25)	1,925	2,048,932
3.75%, 10/01/25 (Call 07/01/25)	2,095	2,249,276
4.45%, 03/15/48 (Call 09/15/47)	1,275	1,526,685
4.50%, 04/01/46 (Call 10/01/45)	1,650	1,963,269
4.85%, 10/01/45 (Call 04/01/45)	2,400	2,988,120
5.38%, 09/21/35	1,150	1,466,411
Tyson Foods Inc. 2.25%, 08/23/21 (Call 07/23/21)	1,115	1,117,832
3.55%, 06/02/27 (Call 03/02/27)	4,454	4,782,794
3.90%, 09/28/23 (Call 08/28/23)	450	479,615
3.95%, 08/15/24 (Call 05/15/24)	4,445	4,791,754
4.00%, 03/01/26 (Call 01/01/26)	942	1,026,771
4.35%, 03/01/29 (Call 12/01/28)	1,548	1,768,884
4.50%, 06/15/22 (Call 03/15/22)	4,812	5,101,971
4.55%, 06/02/47 (Call 12/02/46)	1,215	1,396,764
4.88%, 08/15/34 (Call 02/15/34)	3,460	4,158,228
5.10%, 09/28/48 (Call 03/28/48)	1,520	1,888,965
5.15%, 08/15/44 (Call 02/15/44)	1,374	1,669,025

		279,441,469

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.50%, 08/01/24 (Call 05/01/24)	$1,000	$1,059,350
5.50%, 11/02/47 (Call 05/02/47)	1,105	1,236,418
Domtar Corp. 4.40%, 04/01/22 (Call 01/01/22)	1,350	1,406,390
6.75%, 02/15/44 (Call 08/15/43)	415	471,913
Fibria Overseas Finance Ltd. 5.25%, 05/12/24	1,065	1,139,454
5.50%, 01/17/27	1,819	1,964,029
Georgia-Pacific LLC 7.38%, 12/01/25	750	959,093
7.75%, 11/15/29	1,075	1,566,479
8.00%, 01/15/24	221	274,040
8.88%, 05/15/31	1,050	1,686,363
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)	5,101	5,214,752
3.65%, 06/15/24 (Call 03/15/24)	2,690	2,849,544
3.80%, 01/15/26 (Call 10/15/25)	3,180	3,401,964
4.35%, 08/15/48 (Call 02/15/48)	2,545	2,686,858
4.40%, 08/15/47 (Call 02/15/47)	4,330	4,566,721
4.75%, 02/15/22 (Call 11/15/21)	1,463	1,545,718
4.80%, 06/15/44 (Call 12/15/43)	1,839	2,035,111
5.00%, 09/15/35 (Call 03/15/35)	2,904	3,406,160
5.15%, 05/15/46 (Call 11/15/45)	2,783	3,205,320
6.00%, 11/15/41 (Call 05/15/41)	1,850	2,299,180
7.30%, 11/15/39	792	1,099,336
7.50%, 08/15/21	7	7,701
8.70%, 06/15/38	432	645,559
Suzano Austria GmbH 5.00%, 01/15/30 (Call 11/15/29)	200	206,148
6.00%, 01/15/29 (Call 10/15/28)	1,650	1,829,140

		46,762,741

Gas — 0.1%
Atmos Energy Corp. 3.00%, 06/15/27 (Call 03/15/27)	1,815	1,909,071
4.13%, 10/15/44 (Call 04/15/44)	500	592,540
4.13%, 03/15/49 (Call 09/15/48)	1,775	2,128,278
4.15%, 01/15/43 (Call 07/15/42)	2,259	2,645,266
4.30%, 10/01/48 (Call 04/01/48)	770	944,289
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,929,116
CenterPoint Energy Resources Corp. 3.55%, 04/01/23 (Call 03/01/23)	1,300	1,355,120
4.00%, 04/01/28 (Call 01/01/28)	1,975	2,163,553
4.10%, 09/01/47 (Call 03/01/47)	1,100	1,230,988
4.50%, 01/15/21 (Call 10/15/20)	2,920	2,994,694
5.85%, 01/15/41 (Call 07/15/40)	758	1,016,152
6.63%, 11/01/37	345	475,738
Dominion Energy Gas Holdings LLC 2.80%, 11/15/20 (Call 10/15/20)	3,895	3,920,551
3.55%, 11/01/23 (Call 08/01/23)	1,655	1,730,766
3.60%, 12/15/24 (Call 09/15/24)	128	136,221
4.60%, 12/15/44 (Call 06/15/44)	725	877,525
4.80%, 11/01/43 (Call 05/01/43)	3,435	4,252,427
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)	1,480	1,527,168
3.95%, 09/15/27 (Call 06/15/27)	2,355	2,424,237
4.75%, 09/01/28 (Call 06/01/28)	806	870,762
4.90%, 12/01/21 (Call 09/01/21)	3,200	3,335,648
5.20%, 07/15/25 (Call 04/15/25)	1,100	1,206,546

Security	Par (000)	Value

Gas (continued)
NiSource Inc. 2.95%, 09/01/29 (Call 06/01/29)	$1,000	$1,023,590
3.49%, 05/15/27 (Call 02/15/27)	4,113	4,357,353
3.65%, 06/15/23 (Call 05/15/23)	385	403,153
3.85%, 02/15/23 (Call 11/15/22)	130	135,971
3.95%, 03/30/48 (Call 12/30/47)	1,119	1,227,711
4.38%, 05/15/47 (Call 11/15/46)	2,450	2,831,563
4.80%, 02/15/44 (Call 08/15/43)	1,682	2,022,672
5.25%, 02/15/43 (Call 08/15/42)	600	741,936
5.65%, 02/01/45 (Call 08/01/44)	1,742	2,271,829
5.80%, 02/01/42 (Call 08/01/41)	1,560	2,035,348
5.95%, 06/15/41 (Call 12/15/40)	1,955	2,573,542
6.25%, 12/15/40	500	671,240
ONE Gas Inc. 3.61%, 02/01/24 (Call 11/01/23)	533	564,069
4.50%, 11/01/48 (Call 05/01/48)	1,500	1,884,225
4.66%, 02/01/44 (Call 08/01/43)	681	846,020
Piedmont Natural Gas Co. Inc. 3.50%, 06/01/29 (Call 03/01/29)	2,471	2,671,546
3.64%, 11/01/46 (Call 05/01/46)	1,600	1,700,016
4.65%, 08/01/43 (Call 02/01/43)	695	847,740
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)	2,897	3,055,263
3.20%, 06/15/25 (Call 03/15/25)	668	698,000
3.95%, 02/15/50 (Call 08/15/49)	550	638,940
4.45%, 03/15/44 (Call 09/15/43)	440	522,782
5.13%, 11/15/40	1,940	2,518,004
Series KK, 5.75%, 11/15/35	50	64,648
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	2,285	2,325,513
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,270	1,513,370
Southern Co. Gas Capital Corp. 2.45%, 10/01/23 (Call 08/01/23)	1,821	1,835,095
3.25%, 06/15/26 (Call 03/15/26)	1,000	1,037,320
3.50%, 09/15/21 (Call 06/15/21)	975	996,967
3.95%, 10/01/46 (Call 04/01/46)	2,010	2,144,449
4.40%, 06/01/43 (Call 12/01/42)	1,255	1,420,886
4.40%, 05/30/47 (Call 11/30/46)	880	1,004,934
5.88%, 03/15/41 (Call 09/15/40)	1,555	2,060,904
6.00%, 10/01/34	15	19,757
Southwest Gas Corp. 3.70%, 04/01/28 (Call 01/01/28)	1,500	1,630,785
3.80%, 09/29/46 (Call 03/29/46)	780	858,047
4.15%, 06/01/49 (Call 12/01/48)	1,300	1,486,654
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,000	1,105,560

		96,414,058

Hand & Machine Tools — 0.0%
Kennametal Inc. 3.88%, 02/15/22 (Call 11/15/21)	1,100	1,134,639
4.63%, 06/15/28 (Call 03/15/28)	1,762	1,891,683
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,525	1,619,794
Stanley Black & Decker Inc. 2.90%, 11/01/22	1,168	1,195,238
3.40%, 12/01/21 (Call 09/01/21)	2,300	2,354,579
3.40%, 03/01/26 (Call 01/01/26)	1,500	1,604,250
4.25%, 11/15/28 (Call 08/15/28)	500	576,330
4.85%, 11/15/48 (Call 05/15/48)	500	641,050
5.20%, 09/01/40	1,735	2,221,980

		13,239,543

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products — 0.4%
Abbott Laboratories 2.55%, 03/15/22	$3,272	$3,322,978
2.90%, 11/30/21 (Call 10/30/21)	8,956	9,123,746
2.95%, 03/15/25 (Call 12/15/24)	4,021	4,195,833
3.40%, 11/30/23 (Call 09/30/23)	3,015	3,177,237
3.75%, 11/30/26 (Call 08/30/26)	3,428	3,774,708
3.88%, 09/15/25 (Call 06/15/25)	1,301	1,423,437
4.75%, 11/30/36 (Call 05/30/36)	7,918	9,919,433
4.75%, 04/15/43 (Call 10/15/42)	2,227	2,766,624
4.90%, 11/30/46 (Call 05/30/46)	6,830	9,095,238
5.30%, 05/27/40	2,810	3,705,238
6.00%, 04/01/39	1,595	2,225,296
6.15%, 11/30/37	1,440	2,049,624
Baxter International Inc. 1.70%, 08/15/21 (Call 07/15/21)	1,800	1,787,310
2.60%, 08/15/26 (Call 05/15/26)	3,766	3,845,764
3.50%, 08/15/46 (Call 02/15/46)	2,798	2,840,614
6.25%, 12/01/37	500	684,595
Becton Dickinson and Co. 2.89%, 06/06/22 (Call 05/06/22)	3,215	3,267,694
3.13%, 11/08/21	3,536	3,602,760
3.25%, 11/12/20	3,471	3,509,667
3.36%, 06/06/24 (Call 04/06/24)	3,505	3,658,449
3.70%, 06/06/27 (Call 03/06/27)	2,657	2,848,889
3.73%, 12/15/24 (Call 09/15/24)	5,610	5,972,518
4.67%, 06/06/47 (Call 12/06/46)	4,700	5,680,655
4.69%, 12/15/44 (Call 06/15/44)	3,001	3,554,054
4.88%, 05/15/44 (Call 11/15/43)	231	272,319
6.00%, 05/15/39	525	631,113
Boston Scientific Corp. 3.38%, 05/15/22	175	180,674
3.45%, 03/01/24 (Call 02/01/24)	2,424	2,548,812
3.75%, 03/01/26 (Call 01/01/26)	3,815	4,092,999
3.85%, 05/15/25	3,943	4,261,358
4.00%, 03/01/28 (Call 12/01/27)	2,544	2,805,294
4.00%, 03/01/29 (Call 12/01/28)	2,863	3,186,605
4.13%, 10/01/23 (Call 07/01/23)	875	933,975
4.55%, 03/01/39 (Call 09/01/38)	1,570	1,876,652
4.70%, 03/01/49 (Call 09/01/48)	1,610	1,998,751
7.00%, 11/15/35	480	677,942
7.38%, 01/15/40	2,365	3,659,270
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	4,456	4,600,107
Danaher Corp. 2.40%, 09/15/20 (Call 08/15/20)	600	600,768
3.35%, 09/15/25 (Call 06/15/25)	300	320,199
4.38%, 09/15/45 (Call 03/15/45)	3,055	3,686,163
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	878	998,795
Koninklijke Philips NV 5.00%, 03/15/42	2,663	3,318,817
6.88%, 03/11/38	50	75,389
Life Technologies Corp., 5.00%, 01/15/21 (Call 10/15/20)	3,096	3,188,385
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,816	3,058,176
Medtronic Inc. 2.75%, 04/01/23 (Call 01/01/23)	1,449	1,501,584
3.15%, 03/15/22	7,406	7,656,915
3.50%, 03/15/25	8,860	9,564,902

Security	Par (000)	Value

Health Care – Products (continued)
3.63%, 03/15/24 (Call 12/15/23)	$1,915	$2,050,122
4.38%, 03/15/35	5,812	7,018,455
4.63%, 03/15/45	9,965	12,937,759
Stryker Corp. 2.63%, 03/15/21 (Call 02/15/21)	3,110	3,134,009
3.38%, 05/15/24 (Call 02/15/24)	2,477	2,609,346
3.38%, 11/01/25 (Call 08/01/25)	3,207	3,415,968
3.50%, 03/15/26 (Call 12/15/25)	3,181	3,410,954
3.65%, 03/07/28 (Call 12/07/27)	1,500	1,643,685
4.10%, 04/01/43 (Call 10/01/42)	1,835	2,097,974
4.38%, 05/15/44 (Call 12/15/43)	2,030	2,400,455
4.63%, 03/15/46 (Call 09/15/45)	3,506	4,401,222
Thermo Fisher Scientific Inc. 2.95%, 09/19/26 (Call 06/19/26)	2,695	2,786,738
3.00%, 04/15/23 (Call 02/15/23)	1,300	1,336,842
3.15%, 01/15/23 (Call 10/15/22)	2,775	2,860,387
3.20%, 08/15/27 (Call 05/15/27)	4,140	4,357,350
3.30%, 02/15/22	600	617,838
3.60%, 08/15/21 (Call 05/15/21)	3,600	3,693,240
3.65%, 12/15/25 (Call 09/09/25)	2,050	2,214,635
4.10%, 08/15/47 (Call 02/15/47)	2,435	2,777,799
4.15%, 02/01/24 (Call 11/01/23)	2,085	2,242,751
4.50%, 03/01/21	740	766,211
5.30%, 02/01/44 (Call 08/01/43)	1,935	2,491,080
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	350	357,339
3.38%, 11/30/21 (Call 08/30/21)	1,087	1,110,284
3.55%, 04/01/25 (Call 01/01/25)	4,857	5,107,475
3.70%, 03/19/23 (Call 02/19/23)	1,465	1,526,750
4.25%, 08/15/35 (Call 02/15/35)	1,058	1,068,294
4.45%, 08/15/45 (Call 07/15/45)	574	619,909
5.75%, 11/30/39	90	108,833

		242,892,029

Health Care – Services — 0.5%
Advocate Health & Hospitals Corp. 3.83%, 08/15/28 (Call 05/15/28)	671	739,496
4.27%, 08/15/48 (Call 02/15/48)	1,032	1,271,610
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	3,730	3,780,541
2.80%, 06/15/23 (Call 04/15/23)	4,196	4,263,681
3.50%, 11/15/24 (Call 08/15/24)	2,160	2,256,833
3.88%, 08/15/47 (Call 02/15/47)	1,155	1,163,547
4.13%, 11/15/42 (Call 05/15/42)	1,280	1,324,429
4.50%, 05/15/42 (Call 11/15/41)	3,240	3,503,444
4.75%, 03/15/44 (Call 09/15/43)	2,025	2,277,922
6.63%, 06/15/36	2,441	3,250,753
6.75%, 12/15/37	1,805	2,428,032
AHS Hospital Corp., 5.02%, 07/01/45	381	510,780
Allina Health System, Series 2019, 3.89%, 04/15/49 (Call 10/05/20)	1,400	1,638,378
Anthem Inc. 2.50%, 11/21/20	620	622,523
2.95%, 12/01/22 (Call 11/01/22)	431	440,784
3.13%, 05/15/22	5,975	6,122,403
3.30%, 01/15/23	2,915	3,009,417
3.35%, 12/01/24 (Call 10/01/24)	1,735	1,812,260
3.50%, 08/15/24 (Call 05/15/24)	3,058	3,205,732
3.65%, 12/01/27 (Call 09/01/27)	5,191	5,507,755
3.70%, 08/15/21 (Call 05/15/21)	875	896,849
4.10%, 03/01/28 (Call 12/01/27)	3,629	3,948,642

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.38%, 12/01/47 (Call 06/01/47)	$755	$846,967
4.55%, 03/01/48 (Call 09/01/47)	1,450	1,673,184
4.63%, 05/15/42	8,630	9,871,857
4.65%, 01/15/43	4,056	4,611,226
4.65%, 08/15/44 (Call 02/15/44)	2,790	3,187,742
4.85%, 08/15/54 (Call 02/15/54)	250	282,035
5.10%, 01/15/44	1,600	1,932,000
5.85%, 01/15/36	714	902,724
6.38%, 06/15/37	105	140,309
Ascension Health 3.95%, 11/15/46	1,040	1,235,978
4.85%, 11/15/53	4,080	5,531,052
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	1,130	1,368,667
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,500	1,816,905
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,000	1,140,610
Cigna Holding Co. 3.05%, 10/15/27 (Call 07/15/27)	4,728	4,816,130
3.25%, 04/15/25 (Call 01/15/25)	4,981	5,153,691
3.88%, 10/15/47 (Call 04/15/47)	3,599	3,683,792
4.00%, 02/15/22 (Call 11/15/21)	256	266,255
4.38%, 12/15/20 (Call 09/15/20)	390	398,350
4.50%, 03/15/21 (Call 12/15/20)	4,300	4,420,615
5.38%, 02/15/42 (Call 08/15/41)	135	162,514
7.88%, 05/15/27	21	27,941
CommonSpirit Health 2.76%, 10/01/24 (Call 07/01/24)	1,570	1,595,544
2.95%, 11/01/22	1,075	1,095,350
3.35%, 10/01/29 (Call 04/01/29)	851	875,458
3.82%, 10/01/49 (Call 04/01/49)	1,619	1,677,705
4.19%, 10/01/49 (Call 04/01/49)	562	599,795
4.35%, 11/01/42	3,760	4,079,976
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	1,450	1,753,311
Dignity Health, 5.27%, 11/01/64	1,180	1,489,514
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,211	1,461,180
Hackensack Meridian Health Inc. 4.21%, 07/01/48 (Call 01/01/48)	150	183,554
4.50%, 07/01/57 (Call 01/01/57)	700	884,296
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	2,590	2,757,884
4.50%, 02/15/27 (Call 08/15/26)	3,072	3,332,168
4.75%, 05/01/23	521	559,877
5.00%, 03/15/24	410	448,954
5.13%, 06/15/39 (Call 12/15/38)	2,805	3,096,804
5.25%, 04/15/25	7,715	8,628,225
5.25%, 06/15/26 (Call 12/15/25)	2,225	2,507,686
5.25%, 06/15/49 (Call 12/15/48)	5,420	6,087,202
5.50%, 06/15/47 (Call 12/15/46)	3,359	3,877,630
Humana Inc. 2.50%, 12/15/20	592	593,054
2.90%, 12/15/22 (Call 11/15/22)	1,861	1,896,117
3.13%, 08/15/29 (Call 05/15/29)	1,000	1,012,070
3.15%, 12/01/22 (Call 09/01/22)	979	1,004,679
3.85%, 10/01/24 (Call 07/01/24)	2,655	2,806,441
3.95%, 03/15/27 (Call 12/15/26)	1,723	1,844,902
3.95%, 08/15/49 (Call 02/15/49)	395	412,135

Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 12/01/42 (Call 06/01/42)	$2,760	$3,160,200
4.80%, 03/15/47 (Call 09/14/46)	2,195	2,595,368
4.95%, 10/01/44 (Call 04/01/44)	1,265	1,505,869
8.15%, 06/15/38	30	45,107
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	805	979,637
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	825	981,816
Kaiser Foundation Hospitals 3.15%, 05/01/27 (Call 02/01/27)	2,647	2,817,334
3.50%, 04/01/22	775	800,459
4.15%, 05/01/47 (Call 11/01/46)	350	427,697
4.88%, 04/01/42	655	860,729
Laboratory Corp. of America Holdings 3.20%, 02/01/22	300	306,780
3.25%, 09/01/24 (Call 07/01/24)	350	363,587
3.60%, 02/01/25 (Call 11/01/24)	3,597	3,780,663
3.60%, 09/01/27 (Call 06/01/27)	2,400	2,554,920
3.75%, 08/23/22 (Call 05/23/22)	1,125	1,170,934
4.00%, 11/01/23 (Call 08/01/23)	500	529,955
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,658,032
4.70%, 02/01/45 (Call 08/01/44)	3,485	3,931,533
Mayo Clinic, Series 2016, 4.13%, 11/15/52	2,005	2,482,090
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	465	569,193
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	1,650	2,051,692
5.00%, 07/01/42	180	244,048
Series 2015, 4.20%, 07/01/55	410	506,838
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	661	755,516
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	1,582	1,903,241
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	793	870,666
New York and Presbyterian Hospital (The) 4.02%, 08/01/45	3,100	3,695,696
4.06%, 08/01/56	250	292,490
Northwell Healthcare Inc. 3.98%, 11/01/46 (Call 11/01/45)	810	894,864
4.26%, 11/01/47 (Call 11/01/46)	1,070	1,238,974
6.15%, 11/01/43	1,750	2,526,352
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	647	772,259
Partners Healthcare System Inc.
Series 2015, 4.12%, 07/01/55	90	106,514
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	915	1,032,916
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	797	1,059,054
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	766	897,622
Series H, 2.75%, 10/01/26	263	275,298
Series I, 3.74%, 10/01/47	1,740	1,926,354
Quest Diagnostics Inc. 3.45%, 06/01/26 (Call 03/01/26)	1,358	1,433,138
3.50%, 03/30/25 (Call 12/30/24)	146	153,382
4.20%, 06/30/29 (Call 03/30/29)	1,775	1,974,208
4.25%, 04/01/24 (Call 01/01/24)	2,820	3,028,624
4.70%, 04/01/21	2,750	2,850,430
4.70%, 03/30/45 (Call 09/30/44)	690	782,343

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	$1,000	$1,110,940
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	300	316,158
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	776	919,746
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,859	2,059,660
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	1,784	2,127,652
Texas Health Resources, 4.33%, 11/15/55	25	31,325
Toledo Hospital (The) 5.75%, 11/15/38 (Call 11/15/28)	549	653,376
6.02%, 11/15/48	1,060	1,327,798
Series B, 5.33%, 11/15/28	1,078	1,218,280
Trinity Health Corp., 4.13%, 12/01/45	250	298,275
UnitedHealth Group Inc. 1.95%, 10/15/20	3,505	3,502,722
2.13%, 03/15/21	2,884	2,890,056
2.38%, 10/15/22	1,740	1,762,481
2.38%, 08/15/24	1,265	1,285,417
2.75%, 02/15/23 (Call 11/15/22)	4,089	4,187,259
2.88%, 12/15/21	2,509	2,558,528
2.88%, 03/15/22 (Call 12/15/21)	2,796	2,853,737
2.88%, 03/15/23	3,500	3,607,415
2.88%, 08/15/29	1,160	1,208,987
2.95%, 10/15/27	3,510	3,665,493
3.10%, 03/15/26	5,392	5,674,703
3.15%, 06/15/21	1,675	1,708,550
3.35%, 07/15/22	3,320	3,446,525
3.38%, 11/15/21 (Call 08/15/21)	2,620	2,687,413
3.38%, 04/15/27	2,050	2,202,007
3.45%, 01/15/27	2,740	2,946,678
3.50%, 06/15/23	2,000	2,110,180
3.50%, 02/15/24	104	110,391
3.50%, 08/15/39 (Call 02/15/39)	865	923,215
3.70%, 08/15/49 (Call 02/15/49)	1,320	1,447,116
3.75%, 07/15/25	7,208	7,845,980
3.75%, 10/15/47 (Call 04/15/47)	1,400	1,521,478
3.85%, 06/15/28	3,356	3,732,375
3.88%, 10/15/20 (Call 07/15/20)	750	762,068
3.88%, 12/15/28	251	281,896
3.88%, 08/15/59 (Call 02/15/59)	2,025	2,232,036
3.95%, 10/15/42 (Call 04/15/42)	2,125	2,353,182
4.20%, 01/15/47 (Call 07/15/46)	3,225	3,762,607
4.25%, 03/15/43 (Call 09/15/42)	4,335	5,010,870
4.25%, 04/15/47 (Call 10/15/46)	2,742	3,216,284
4.25%, 06/15/48 (Call 12/15/47)	5,424	6,385,024
4.38%, 03/15/42 (Call 09/15/41)	115	135,876
4.63%, 07/15/35	1,065	1,307,394
4.63%, 11/15/41 (Call 05/15/41)	3,331	4,048,697
4.70%, 02/15/21 (Call 11/15/20)	890	917,759
4.75%, 07/15/45	4,616	5,760,122
5.70%, 10/15/40 (Call 04/15/40)	1,275	1,731,909
5.80%, 03/15/36	515	700,951
5.95%, 02/15/41 (Call 08/15/40)	1,470	2,034,848
6.50%, 06/15/37	2,071	2,976,524
6.63%, 11/15/37	1,050	1,539,332
6.88%, 02/15/38	4,656	6,996,245

Security	Par (000)	Value

Health Care - Services (continued)
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	$893	$1,161,659

		355,059,487

Holding Companies - Diversified — 0.0%
Apollo Investment Corp., 5.25%, 03/03/25	250	255,127
Ares Capital Corp. 3.50%, 02/10/23 (Call 01/10/23)	250	251,955
3.63%, 01/19/22 (Call 12/19/21)	2,855	2,904,563
4.20%, 06/10/24 (Call 05/10/24)	1,010	1,047,330
4.25%, 03/01/25 (Call 01/01/25)	3,605	3,742,747
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	1,025	1,042,671
Owl Rock Capital Corp., 5.25%, 04/15/24	26	27,547
Prospect Capital Corp., 5.88%, 03/15/23	995	1,044,650

		10,316,590

Home Builders — 0.0%
DR Horton Inc. 2.55%, 12/01/20	825	826,501
4.38%, 09/15/22 (Call 06/15/22)	100	105,410
4.75%, 02/15/23 (Call 11/15/22)	1,525	1,631,491
5.75%, 08/15/23 (Call 05/15/23)	2,455	2,737,693
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,136	1,182,088

		6,483,183

Home Furnishings — 0.0%
Leggett & Platt Inc. 3.40%, 08/15/22 (Call 05/15/22)	310	317,456
3.50%, 11/15/27 (Call 08/15/27)	1,339	1,365,084
3.80%, 11/15/24 (Call 08/15/24)	2,250	2,339,842
4.40%, 03/15/29 (Call 12/15/28)	1,698	1,822,582
Whirlpool Corp. 3.70%, 03/01/23	1,600	1,667,104
3.70%, 05/01/25	1,302	1,365,603
4.00%, 03/01/24	680	723,642
4.50%, 06/01/46 (Call 12/01/45)	2,035	2,146,253
4.70%, 06/01/22	1,005	1,068,848
4.75%, 02/26/29 (Call 11/26/28)	1,183	1,333,312
4.85%, 06/15/21	2,675	2,794,171

		16,943,897

Household Products & Wares — 0.0%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	1,093	1,244,501
Church & Dwight Co. Inc. 2.45%, 08/01/22 (Call 07/01/22)	2,456	2,479,504
2.88%, 10/01/22	1,070	1,091,742
3.15%, 08/01/27 (Call 05/01/27)	1,880	1,955,350
3.95%, 08/01/47 (Call 02/01/47)	1,475	1,617,854
Clorox Co. (The) 3.10%, 10/01/27 (Call 07/01/27)	1,800	1,909,602
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,175,515
3.80%, 11/15/21	1,800	1,856,790
3.90%, 05/15/28 (Call 02/15/28)	1,500	1,684,080
Kimberly-Clark Corp. 2.65%, 03/01/25	653	670,043
2.75%, 02/15/26	915	954,583
3.05%, 08/15/25	920	975,090
3.20%, 04/25/29 (Call 01/25/29)	2,679	2,920,726
3.20%, 07/30/46 (Call 01/30/46)	3,025	3,165,178
3.70%, 06/01/43	50	55,313
3.88%, 03/01/21	750	770,963
3.90%, 05/04/47 (Call 11/04/46)	2,450	2,876,349

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
3.95%, 11/01/28 (Call 08/01/28)	$1,365	$1,564,904
5.30%, 03/01/41	1,100	1,496,198
6.63%, 08/01/37	473	714,902

		31,179,187

Housewares — 0.0%
Newell Brands Inc. 3.85%, 04/01/23 (Call 02/01/23)	2,957	3,056,710
4.00%, 06/15/22 (Call 03/15/22)	2,270	2,324,730
4.20%, 04/01/26 (Call 01/01/26)	3,107	3,221,804
5.38%, 04/01/36 (Call 10/01/35)	1,731	1,856,653
5.50%, 04/01/46 (Call 10/01/45)	680	736,372

		11,196,269

Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	500	738,770
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(e)	1,200	1,272,180
Aflac Inc. 2.88%, 10/15/26 (Call 07/15/26)	295	305,119
3.25%, 03/17/25	4,236	4,474,444
3.63%, 06/15/23	600	634,440
3.63%, 11/15/24	1,965	2,097,303
4.00%, 02/15/22	950	993,871
4.00%, 10/15/46 (Call 04/15/46)	1,020	1,143,940
4.75%, 01/15/49 (Call 07/15/48)	675	847,348
6.45%, 08/15/40	50	70,561
Alleghany Corp. 4.90%, 09/15/44 (Call 12/13/45)	960	1,137,658
4.95%, 06/27/22 (Call 03/15/22)	2,137	2,291,932
5.63%, 09/15/20 (Call 12/01/26)	1,500	1,550,310
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 01/23/25)	1,025	1,062,618
Allstate Corp. (The) 3.28%, 12/15/26 (Call 02/12/45)	2,310	2,491,751
3.85%, 08/10/49 (Call 12/19/22)	585	675,090
4.20%, 12/15/46 (Call 12/15/24)	1,611	1,936,229
4.50%, 06/15/43 (Call 12/24/23)	2,676	3,345,937
5.35%, 06/01/33 (Call 01/17/22)	1,222	1,582,466
5.55%, 05/09/35 (Call 12/22/20)	2,068	2,715,387
5.95%, 04/01/36 (Call 10/01/25)(d)	138	190,651
6.50%, 05/15/67 (Call 10/01/27)(e)	1,875	2,208,337
Series B, 5.75%, 08/15/53 (Call 08/23/28)(e)	2,390	2,543,008
Alterra Finance LLC, 6.25%, 09/30/20 (Call 11/15/29)	1,525	1,588,181
American Financial Group Inc./OH 3.50%, 08/15/26 (Call 05/15/26)	2,027	2,106,033
4.50%, 06/15/47 (Call 12/15/46)	2,725	3,052,954
American International Group Inc. 3.30%, 03/01/21 (Call 02/01/21)	7,047	7,160,175
3.75%, 07/10/25 (Call 04/10/25)	4,603	4,900,354
3.88%, 01/15/35 (Call 07/15/34)	3,250	3,438,110
3.90%, 04/01/26 (Call 01/01/26)	4,976	5,333,973
4.13%, 02/15/24	4,166	4,486,115
4.20%, 04/01/28 (Call 01/01/28)	2,859	3,146,044
4.25%, 03/15/29 (Call 12/15/28)	1,406	1,558,692
4.38%, 01/15/55 (Call 07/15/54)	3,448	3,766,319
4.50%, 07/16/44 (Call 01/16/44)	4,333	4,946,466
4.70%, 07/10/35 (Call 01/10/35)	1,275	1,470,253
4.75%, 04/01/48 (Call 10/01/47)	560	666,450
4.80%, 07/10/45 (Call 01/10/45)	4,482	5,323,092
4.88%, 06/01/22	6,584	7,054,163
6.25%, 05/01/36	3,230	4,313,536

Security	Par (000)	Value

Insurance (continued)
6.40%, 12/15/20	$605	$637,240
8.18%, 05/15/68 (Call 05/15/38)(e)	745	998,218
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(e)	10	10,530
Aon Corp. 3.75%, 05/02/29 (Call 02/02/29)	1,536	1,663,887
4.50%, 12/15/28 (Call 09/15/28)	2,632	3,005,112
5.00%, 09/30/20	1,650	1,697,058
8.21%, 01/01/27	140	175,960
Aon PLC 2.80%, 03/15/21 (Call 02/15/21)	915	922,668
3.50%, 06/14/24 (Call 03/01/24)	1,047	1,106,501
3.88%, 12/15/25 (Call 09/15/25)	2,619	2,843,579
4.00%, 11/27/23 (Call 08/27/23)	2,325	2,485,332
4.25%, 12/12/42	1,120	1,186,338
4.45%, 05/24/43 (Call 02/24/43)	25	27,734
4.60%, 06/14/44 (Call 03/14/44)	1,965	2,309,563
4.75%, 05/15/45 (Call 11/15/44)	1,050	1,269,009
Arch Capital Finance LLC 4.01%, 12/15/26 (Call 09/15/26)	623	687,281
5.03%, 12/15/46 (Call 06/15/46)	650	832,065
Arch Capital Group Ltd., 7.35%, 05/01/34	325	476,648
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	1,312	1,675,686
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	929	1,002,094
Assurant Inc. 4.00%, 03/15/23	3,710	3,859,587
4.90%, 03/27/28 (Call 12/27/27)	105	115,755
6.75%, 02/15/34	389	483,597
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	1,208	1,336,145
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	3,098	3,182,142
AXA Equitable Holdings Inc. 3.90%, 04/20/23 (Call 03/20/23)	1,286	1,351,123
4.35%, 04/20/28 (Call 01/20/28)	5,945	6,366,976
5.00%, 04/20/48 (Call 10/20/47)	5,200	5,654,896
7.00%, 04/01/28	112	138,588
AXA SA, 8.60%, 12/15/30	4,433	6,413,443
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	1,031	1,090,241
AXIS Specialty Finance PLC 4.00%, 12/06/27 (Call 09/06/27)	2,200	2,377,782
5.15%, 04/01/45	315	345,442
Berkshire Hathaway Finance Corp. 2.90%, 10/15/20	435	439,694
3.00%, 05/15/22	4,279	4,418,923
4.20%, 08/15/48 (Call 02/15/48)	4,885	5,862,635
4.25%, 01/15/21	6,387	6,596,110
4.25%, 01/15/49 (Call 07/15/48)	5,485	6,678,262
4.30%, 05/15/43	1,145	1,370,118
4.40%, 05/15/42	4,195	5,130,569
5.75%, 01/15/40	2,153	3,048,949
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)	4,710	4,737,930
2.75%, 03/15/23 (Call 01/15/23)	5,738	5,919,378
3.00%, 02/11/23	300	311,709
3.13%, 03/15/26 (Call 12/15/25)	6,006	6,364,318
3.40%, 01/31/22	1,013	1,051,038
3.75%, 08/15/21	450	466,547
4.50%, 02/11/43	2,797	3,472,056
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)	5,168	5,104,020
4.70%, 06/22/47 (Call 12/22/46)	4,865	4,382,684

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Brown & Brown Inc. 4.20%, 09/15/24 (Call 06/15/24)	$672	$717,494
4.50%, 03/15/29 (Call 12/15/28)	1,250	1,375,338
Chubb Corp. (The), 6.00%, 05/11/37	3,440	4,871,522
Chubb INA Holdings Inc. 2.30%, 11/03/20 (Call 10/03/20)	705	707,750
2.70%, 03/13/23	26	26,622
2.88%, 11/03/22 (Call 09/03/22)	1,020	1,049,794
3.15%, 03/15/25	1,855	1,959,789
3.35%, 05/03/26 (Call 02/03/26)	1,243	1,332,695
4.15%, 03/13/43	2,315	2,816,082
4.35%, 11/03/45 (Call 05/03/45)	6,825	8,607,212
6.70%, 05/15/36	15	22,347
Cincinnati Financial Corp., 6.92%, 05/15/28	172	227,442
CNA Financial Corp. 3.45%, 08/15/27 (Call 05/10/27)	1,979	2,074,229
3.90%, 05/01/29 (Call 02/01/29)	1,500	1,634,655
3.95%, 05/15/24 (Call 02/15/24)	2,525	2,696,877
4.50%, 03/01/26 (Call 12/01/25)	3,083	3,395,986
5.75%, 08/15/21	256	272,694
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	1,534	1,625,549
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	276	320,706
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	1,085	1,182,889
Fidelity National Financial Inc. 4.50%, 08/15/28 (Call 05/15/28)	1,232	1,334,404
5.50%, 09/01/22	2,713	2,956,166
First American Financial Corp., 4.60%, 11/15/24	1,688	1,826,906
Globe Life Inc. 3.80%, 09/15/22	500	521,635
4.55%, 09/15/28 (Call 06/15/28)	730	821,126
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,250	1,353,713
Hartford Financial Services Group Inc. (The) 2.80%, 08/19/29 (Call 05/19/29)	2,000	2,028,280
3.60%, 08/19/49 (Call 02/19/49)	1,340	1,398,397
4.30%, 04/15/43	701	792,270
4.40%, 03/15/48 (Call 09/15/47)	520	607,017
5.13%, 04/15/22	1,695	1,830,939
5.95%, 10/15/36	1,344	1,767,871
6.10%, 10/01/41	1,645	2,196,239
6.63%, 03/30/40	815	1,135,303
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	315	333,793
Lincoln National Corp. 3.05%, 01/15/30 (Call 10/15/29)	1,500	1,520,805
3.35%, 03/09/25	852	887,017
3.63%, 12/12/26 (Call 09/15/26)	2,977	3,162,824
3.80%, 03/01/28 (Call 12/01/27)	150	160,887
4.20%, 03/15/22	3,775	3,952,198
4.35%, 03/01/48 (Call 09/01/47)	950	1,069,197
4.85%, 06/24/21	328	342,855
6.30%, 10/09/37	140	187,316
7.00%, 06/15/40	1,775	2,552,574
Loews Corp. 2.63%, 05/15/23 (Call 02/15/23)	2,325	2,372,546
3.75%, 04/01/26 (Call 01/01/26)	3,290	3,545,896
4.13%, 05/15/43 (Call 11/15/42)	1,825	2,047,303
Manulife Financial Corp. 4.06%, 02/24/32 (Call 02/24/27)(e)	1,683	1,773,327
4.15%, 03/04/26	6,407	7,108,182

Security	Par (000)	Value

Insurance (continued)
4.90%, 09/17/20	$275	$282,277
5.38%, 03/04/46	3,505	4,707,495
Markel Corp. 3.50%, 11/01/27 (Call 08/01/27)	2,165	2,243,113
4.30%, 11/01/47 (Call 05/01/47)	1,125	1,222,335
4.90%, 07/01/22	2,350	2,519,693
5.00%, 03/30/43	10	11,324
5.00%, 04/05/46	1,980	2,354,081
5.00%, 05/20/49 (Call 11/20/48)	1,050	1,272,642
5.35%, 06/01/21	365	383,914
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	1,358	1,379,212
3.30%, 03/14/23 (Call 01/14/23)	1,858	1,929,143
3.50%, 06/03/24 (Call 03/03/24)	2,270	2,392,762
3.50%, 03/10/25 (Call 12/10/24)	1,443	1,535,886
3.75%, 03/14/26 (Call 12/14/25)	2,211	2,396,392
3.88%, 03/15/24 (Call 02/15/24)	516	553,864
4.20%, 03/01/48 (Call 09/01/47)	2,568	2,997,703
4.35%, 01/30/47 (Call 07/30/46)	655	778,684
4.38%, 03/15/29 (Call 12/15/28)	1,919	2,207,349
4.75%, 03/15/39 (Call 09/15/38)	1,070	1,330,149
4.80%, 07/15/21 (Call 04/15/21)	60	62,483
4.90%, 03/15/49 (Call 09/15/48)	610	789,846
5.88%, 08/01/33	260	344,370
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,015	2,124,959
MetLife Inc. 3.00%, 03/01/25	2,158	2,253,491
3.60%, 04/10/24	5,139	5,477,352
3.60%, 11/13/25 (Call 08/13/25)	1,200	1,302,336
4.05%, 03/01/45	3,110	3,565,304
4.13%, 08/13/42	1,025	1,177,541
4.60%, 05/13/46 (Call 12/13/45)	1,490	1,850,386
4.88%, 11/13/43	2,955	3,739,405
5.70%, 06/15/35	3,020	4,111,670
5.88%, 02/06/41	3,720	5,173,218
6.40%, 12/15/66 (Call 12/15/31)	4,952	5,763,979
6.50%, 12/15/32	655	924,768
10.75%, 08/01/69 (Call 08/01/34)	1,740	2,804,358
Series D, 4.37%, 09/15/23	2,848	3,100,304
Series N, 3.05%, 12/15/22	1,115	1,150,446
Series N, 4.72%, 12/15/44	2,148	2,680,940
Old Republic International Corp. 3.88%, 08/26/26 (Call 07/26/26)	1,856	1,968,269
4.88%, 10/01/24 (Call 09/01/24)	2,031	2,244,702
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	1,000	1,056,800
Primerica Inc., 4.75%, 07/15/22	2,420	2,574,662
Principal Financial Group Inc. 3.10%, 11/15/26 (Call 08/15/26)	1,015	1,059,721
3.13%, 05/15/23	35	36,188
3.30%, 09/15/22	555	573,826
3.40%, 05/15/25 (Call 02/15/25)	2,055	2,171,847
3.70%, 05/15/29 (Call 02/15/29)	261	283,704
4.30%, 11/15/46 (Call 05/15/46)	520	601,817
4.35%, 05/15/43	800	923,192
4.63%, 09/15/42	15	17,838
6.05%, 10/15/36	2,360	3,156,618
Progressive Corp. (The) 2.45%, 01/15/27	3,324	3,371,999

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 01/26/45	$125	$139,444
3.75%, 08/23/21	1,755	1,818,004
4.00%, 03/01/29 (Call 12/01/28)	2,071	2,354,271
4.13%, 04/15/47 (Call 10/15/46)	4,265	5,130,966
4.20%, 03/15/48 (Call 09/15/47)	645	783,572
4.35%, 04/25/44	1,525	1,857,313
6.25%, 12/01/32	560	775,102
6.63%, 03/01/29	35	46,429
Prudential Financial Inc. 3.50%, 05/15/24	4,075	4,341,709
3.88%, 03/27/28 (Call 12/27/27)	1,475	1,651,661
3.91%, 12/07/47 (Call 06/07/47)	3,485	3,868,106
3.94%, 12/07/49 (Call 06/07/49)	7,073	7,859,518
4.35%, 02/25/50 (Call 08/25/49)	3,006	3,578,853
4.42%, 03/27/48 (Call 09/27/47)	1,045	1,240,812
4.50%, 11/16/21	1,930	2,031,962
4.50%, 09/15/47 (Call 09/15/27)(e)	1,668	1,682,295
4.60%, 05/15/44	3,490	4,285,162
5.20%, 03/15/44 (Call 03/15/24)(e)	2,635	2,734,682
5.38%, 05/15/45 (Call 05/15/25)(e)	1,986	2,101,605
5.63%, 06/15/43 (Call 06/15/23)(e)	5,183	5,549,127
5.70%, 12/14/36	358	483,275
5.70%, 09/15/48 (Call 09/15/28)(e)	875	949,996
5.88%, 09/15/42 (Call 09/15/22)(e)	2,790	2,985,300
6.63%, 06/21/40	90	133,331
Series B, 5.75%, 07/15/33	137	177,093
Series D, 6.63%, 12/01/37	695	1,003,643
Reinsurance Group of America Inc. 3.90%, 05/15/29 (Call 02/15/29)	518	557,777
5.00%, 06/01/21	5,550	5,806,965
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,170	1,229,167
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	1,729	1,836,094
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	310	372,257
Sompo International Holdings Ltd., 4.70%, 10/15/22	2,755	2,911,319
Swiss Re America Holding Corp., 7.00%, 02/15/26	510	640,305
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,620	2,438,926
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	1,250	1,409,313
3.90%, 11/01/20	4,058	4,146,830
4.00%, 05/30/47 (Call 11/30/46)	2,585	3,064,285
4.05%, 03/07/48 (Call 09/07/47)	1,015	1,207,576
4.10%, 03/04/49 (Call 09/04/48)	895	1,074,125
4.30%, 08/25/45 (Call 02/25/45)	2,840	3,514,301
4.60%, 08/01/43	735	934,553
5.35%, 11/01/40	2,660	3,601,986
6.25%, 06/15/37	1,870	2,705,385
6.75%, 06/20/36	175	262,717
Travelers Property Casualty Corp., 6.38%, 03/15/33	272	388,030
Trinity Acquisition PLC 3.50%, 09/15/21 (Call 08/15/21)	311	316,984
4.40%, 03/15/26 (Call 12/15/25)	913	998,758
4.63%, 08/15/23	1,500	1,605,660
6.13%, 08/15/43	1,000	1,299,510
Unum Group 3.00%, 05/15/21 (Call 04/15/21)	580	586,200
3.88%, 11/05/25	75	78,908
4.00%, 03/15/24	620	658,428

Security	Par (000)	Value

Insurance (continued)
4.00%, 06/15/29 (Call 03/15/29)	$1,305	$1,368,084
5.63%, 09/15/20	335	346,353
5.75%, 08/15/42	1,995	2,434,319
Voya Financial Inc. 3.13%, 07/15/24 (Call 05/15/24)	2,480	2,569,950
3.65%, 06/15/26	2,155	2,287,274
4.80%, 06/15/46	1,760	2,084,896
5.70%, 07/15/43	1,469	1,914,636
Willis North America Inc. 3.60%, 05/15/24 (Call 03/15/24)	400	416,044
4.50%, 09/15/28 (Call 06/15/28)	805	904,868
5.05%, 09/15/48 (Call 03/15/48)	625	757,288
Willis Towers Watson PLC, 5.75%, 03/15/21	2,220	2,334,086
WR Berkley Corp. 4.63%, 03/15/22	1,700	1,800,283
4.75%, 08/01/44	430	512,014
5.38%, 09/15/20	1,000	1,030,830
6.25%, 02/15/37	35	45,166
XLIT Ltd. 4.45%, 03/31/25	2,010	2,194,056
5.25%, 12/15/43	500	671,675
5.50%, 03/31/45	1,700	2,196,315

		542,222,162

Internet — 0.3%
Alibaba Group Holding Ltd. 2.80%, 06/06/23 (Call 09/15/25)	770	783,129
3.13%, 11/28/21 (Call 03/17/22)	1,991	2,026,838
3.40%, 12/06/27 (Call 09/14/46)	10,065	10,566,438
3.60%, 11/28/24 (Call 05/15/24)	6,344	6,704,910
4.00%, 12/06/37 (Call 08/15/45)	3,155	3,476,747
4.20%, 12/06/47 (Call 04/01/25)	2,915	3,359,771
4.40%, 12/06/57 (Call 10/01/19)	865	1,034,505
4.50%, 11/28/34 (Call 07/15/22)	3,417	3,949,984
Alphabet Inc. 2.00%, 08/15/26 (Call 12/15/43)	4,175	4,205,853
3.38%, 02/25/24 (Call 12/10/44)	5,225	5,586,047
3.63%, 05/19/21 (Call 12/01/22)	2,811	2,898,478
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	10,925	11,134,978
2.50%, 11/29/22 (Call 08/29/22)	2,579	2,631,225
2.80%, 08/22/24 (Call 06/22/24)	3,667	3,827,688
3.15%, 08/22/27 (Call 05/22/27)	10,004	10,747,997
3.30%, 12/05/21 (Call 10/05/21)	1,057	1,091,807
3.80%, 12/05/24 (Call 09/05/24)	4,881	5,330,833
3.88%, 08/22/37 (Call 02/22/37)	5,722	6,654,171
4.05%, 08/22/47 (Call 02/22/47)	6,267	7,648,873
4.25%, 08/22/57 (Call 02/22/57)	1,925	2,452,469
4.80%, 12/05/34 (Call 06/05/34)	7,195	9,152,688
4.95%, 12/05/44 (Call 06/05/44)	6,356	8,514,879
5.20%, 12/03/25 (Call 09/03/25)	1,459	1,722,685
Baidu Inc. 3.50%, 11/28/22	650	668,883
3.88%, 09/29/23 (Call 08/29/23)	1,750	1,837,535
4.13%, 06/30/25	6,175	6,616,080
4.38%, 05/14/24 (Call 04/14/24)	1,640	1,766,493
4.38%, 03/29/28 (Call 12/29/27)	1,170	1,277,336
4.88%, 11/14/28 (Call 08/14/28)	1,600	1,817,168
Booking Holdings Inc. 2.75%, 03/15/23 (Call 02/15/23)	2,165	2,220,857
3.55%, 03/15/28 (Call 12/15/27)	2,414	2,608,399

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.60%, 06/01/26 (Call 03/01/26)	$2,337	$2,503,675
3.65%, 03/15/25 (Call 12/15/24)	1,330	1,422,102
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	1,490	1,507,180
2.75%, 01/30/23 (Call 12/30/22)	4,097	4,175,335
2.88%, 08/01/21 (Call 06/01/21)	412	417,681
3.25%, 10/15/20 (Call 07/15/20)	1,630	1,645,420
3.45%, 08/01/24 (Call 05/01/24)	3,352	3,518,997
3.60%, 06/05/27 (Call 03/05/27)	2,818	2,967,354
3.80%, 03/09/22 (Call 02/09/22)	2,456	2,558,268
4.00%, 07/15/42 (Call 01/15/42)	2,308	2,288,544
Expedia Group Inc. 3.80%, 02/15/28 (Call 11/15/27)	3,937	4,179,244
4.50%, 08/15/24 (Call 05/15/24)	1,484	1,619,534
5.00%, 02/15/26 (Call 11/15/25)	2,165	2,452,274
JD.com Inc. 3.13%, 04/29/21	2,000	2,010,540
3.88%, 04/29/26	610	635,211
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	500	509,870

		168,726,973

Iron & Steel — 0.1%
ArcelorMittal 3.60%, 07/16/24	4,181	4,244,928
4.25%, 07/16/29	3,010	3,033,057
4.55%, 03/11/26	1,715	1,799,309
6.13%, 06/01/25	1,125	1,265,726
6.25%, 02/25/22	699	758,667
6.75%, 03/01/41	1,300	1,526,408
7.00%, 10/15/39	2,630	3,147,426
Nucor Corp. 3.95%, 05/01/28 (Call 02/01/28)	386	430,305
4.00%, 08/01/23 (Call 05/01/23)	4,375	4,662,919
4.13%, 09/15/22 (Call 03/15/22)	105	110,616
5.20%, 08/01/43 (Call 02/01/43)	1,350	1,719,671
6.40%, 12/01/37	465	656,919
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	3,620	3,847,481
Vale Overseas Ltd. 4.38%, 01/11/22	731	755,927
6.25%, 08/10/26	3,706	4,267,422
6.88%, 11/21/36	5,226	6,528,633
6.88%, 11/10/39	5,277	6,645,801
8.25%, 01/17/34	2,165	2,926,127
Vale SA, 5.63%, 09/11/42	544	608,921

		48,936,263

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	3,874	3,943,461
Harley-Davidson Inc. 3.50%, 07/28/25 (Call 04/28/25)	2,280	2,374,278
4.63%, 07/28/45 (Call 01/28/45)	818	860,618
Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	1,215	1,219,180
3.70%, 03/15/28 (Call 12/15/27)	2,361	2,443,942
5.25%, 11/15/22	2,766	3,017,263

		13,858,742

Lodging — 0.1%
Choice Hotels International Inc., 5.75%, 07/01/22	600	644,952
Hyatt Hotels Corp. 3.38%, 07/15/23 (Call 04/15/23)	1,695	1,755,545

Security	Par (000)	Value

Lodging (continued)
4.38%, 09/15/28 (Call 06/15/28)	$863	$951,803
4.85%, 03/15/26 (Call 12/15/25)	2,495	2,764,510
5.38%, 08/15/21 (Call 05/15/21)	1,075	1,126,761
Las Vegas Sands Corp. 3.20%, 08/08/24 (Call 07/08/24)	2,415	2,460,644
3.50%, 08/18/26 (Call 06/18/26)	1,621	1,653,453
3.90%, 08/08/29 (Call 05/08/29)	1,116	1,149,860
Marriott International Inc./MD 2.30%, 01/15/22 (Call 12/15/21)	1,255	1,257,033
2.88%, 03/01/21 (Call 02/01/21)	1,052	1,059,837
3.13%, 02/15/23 (Call 11/15/22)	200	204,638
3.25%, 09/15/22 (Call 06/15/22)	2,352	2,412,564
3.38%, 10/15/20 (Call 07/15/20)	100	100,994
3.75%, 03/15/25 (Call 12/15/24)	1,275	1,345,214
3.75%, 10/01/25 (Call 07/01/25)	1,460	1,551,119
4.50%, 10/01/34 (Call 04/01/34)	840	935,810
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(d)	500	570,700
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,830	1,856,681
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,734	1,773,119
Series X, 4.00%, 04/15/28 (Call 01/15/28)	275	298,122
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	2,500	2,665,500
5.13%, 08/08/25 (Call 06/08/25)	2,400	2,660,520
5.40%, 08/08/28 (Call 05/08/28)	1,400	1,609,230

		32,808,609

Machinery — 0.3%
ABB Finance USA Inc. 2.88%, 05/08/22	4,646	4,754,112
3.38%, 04/03/23 (Call 03/03/23)	1,325	1,383,168
3.80%, 04/03/28 (Call 01/03/28)	2,080	2,338,482
4.38%, 05/08/42	1,415	1,760,345
Caterpillar Financial Services Corp. 1.70%, 08/09/21	2,648	2,634,760
1.93%, 10/01/21	525	523,987
2.40%, 06/06/22	2,100	2,126,019
2.40%, 08/09/26	1,875	1,910,400
2.50%, 11/13/20	900	903,348
2.55%, 11/29/22	4,094	4,168,306
2.63%, 03/01/23	1,440	1,472,544
2.85%, 06/01/22	752	770,289
2.85%, 05/17/24	1,348	1,400,491
2.90%, 03/15/21	1,106	1,121,418
2.95%, 02/26/22	515	527,854
3.15%, 09/07/21	4,560	4,669,805
3.25%, 12/01/24	2,208	2,343,947
3.30%, 06/09/24	3,715	3,927,498
3.35%, 12/07/20	115	116,929
3.45%, 05/15/23	4,250	4,474,952
3.65%, 12/07/23	225	240,415
3.75%, 11/24/23	1,698	1,817,947
Series I, 2.65%, 05/17/21	1,836	1,858,014
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	4,210	4,278,833
3.40%, 05/15/24 (Call 02/15/24)	4,057	4,318,230
3.80%, 08/15/42	3,400	3,918,024
3.90%, 05/27/21	2,941	3,042,170
4.30%, 05/15/44 (Call 11/15/43)	1,845	2,293,077
4.75%, 05/15/64 (Call 11/15/63)	425	551,569
5.20%, 05/27/41	3,286	4,438,762
5.30%, 09/15/35	225	293,819

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
6.05%, 08/15/36	$525	$727,860
CNH Industrial Capital LLC 3.88%, 10/15/21	410	420,135
4.20%, 01/15/24	1,225	1,298,206
4.38%, 11/06/20	415	423,595
4.38%, 04/05/22	1,535	1,609,125
4.88%, 04/01/21	2,770	2,872,130
CNH Industrial NV 3.85%, 11/15/27 (Call 08/15/27)	2,485	2,588,873
4.50%, 08/15/23	1,254	1,340,777
Crane Co. 4.20%, 03/15/48 (Call 09/15/47)	378	404,116
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,064,080
Cummins Inc. 3.65%, 10/01/23 (Call 07/01/23)	1,690	1,798,819
4.88%, 10/01/43 (Call 04/01/43)	450	580,815
7.13%, 03/01/28	18	24,390
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	5,058	5,150,865
3.90%, 06/09/42 (Call 12/09/41)	3,628	4,290,328
5.38%, 10/16/29	570	720,902
7.13%, 03/03/31	275	400,881
Dover Corp. 3.15%, 11/15/25 (Call 08/15/25)	1,200	1,238,340
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,305,822
5.38%, 03/01/41 (Call 12/01/40)	1,870	2,376,789
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	2,305	2,377,077
John Deere Capital Corp. 2.15%, 09/08/22	1,890	1,904,307
2.30%, 06/07/21	1,743	1,752,743
2.35%, 01/08/21	1,525	1,534,455
2.55%, 01/08/21	810	816,569
2.60%, 03/07/24	659	675,580
2.65%, 01/06/22	3,807	3,878,419
2.65%, 06/24/24	3,254	3,351,750
2.65%, 06/10/26	2,588	2,684,144
2.70%, 01/06/23	635	650,964
2.75%, 03/15/22	375	383,081
2.80%, 03/04/21	1,569	1,588,895
2.80%, 01/27/23	200	205,928
2.80%, 03/06/23	5,018	5,160,963
2.80%, 09/08/27	1,926	2,012,150
2.80%, 07/18/29	630	655,263
2.88%, 03/12/21	498	504,439
2.95%, 04/01/22	768	788,805
3.05%, 01/06/28	455	483,155
3.13%, 09/10/21	1,510	1,544,368
3.15%, 10/15/21	4,075	4,171,251
3.20%, 01/10/22	1,121	1,153,453
3.35%, 06/12/24	3,305	3,505,779
3.40%, 09/11/25	132	141,544
3.45%, 06/07/23	1,212	1,278,102
3.45%, 01/10/24	350	370,493
3.45%, 03/13/25	2,555	2,738,117
3.45%, 03/07/29	1,120	1,226,915
3.65%, 10/12/23	791	844,258
3.90%, 07/12/21	3,517	3,641,080
Series 0014, 2.45%, 09/11/20	835	837,831
Nvent Finance Sarl 3.95%, 04/15/23 (Call 03/15/23)	912	931,544

Security	Par (000)	Value

Machinery (continued)
4.55%, 04/15/28 (Call 01/15/28)	$1,525	$1,606,816
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,191	1,292,164
Rockwell Automation Inc. 2.88%, 03/01/25 (Call 12/01/24)	910	945,435
3.50%, 03/01/29 (Call 12/01/28)	547	603,243
4.20%, 03/01/49 (Call 09/01/48)	950	1,168,823
Roper Technologies Inc. 2.35%, 09/15/24 (Call 08/15/24)	720	723,154
2.80%, 12/15/21 (Call 11/15/21)	730	740,220
2.95%, 09/15/29 (Call 06/15/29)	1,525	1,547,509
3.00%, 12/15/20 (Call 11/15/20)	2,900	2,927,376
3.13%, 11/15/22 (Call 08/15/22)	1,765	1,814,226
3.65%, 09/15/23 (Call 08/15/23)	563	593,351
3.80%, 12/15/26 (Call 09/15/26)	1,675	1,813,154
3.85%, 12/15/25 (Call 09/15/25)	1,320	1,439,552
Wabtec Corp. 3.45%, 11/15/26 (Call 08/15/26)	1,775	1,811,920
4.40%, 03/15/24 (Call 02/15/24)	3,335	3,569,917
4.95%, 09/15/28 (Call 06/15/28)	4,281	4,776,697
Xylem Inc./NY 3.25%, 11/01/26 (Call 08/01/26)	2,383	2,474,293
4.38%, 11/01/46 (Call 05/01/46)	420	487,225
4.88%, 10/01/21	557	586,788

		186,731,647

Manufacturing — 0.3%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	1,426	1,420,638
1.75%, 02/14/23 (Call 01/14/23)	1,000	998,510
2.00%, 06/26/22	7,751	7,796,498
2.00%, 02/14/25 (Call 01/14/25)	2,500	2,490,150
2.25%, 03/15/23 (Call 02/15/23)	800	811,064
2.25%, 09/19/26 (Call 06/19/26)	1,385	1,397,825
2.38%, 08/26/29 (Call 05/26/29)	2,460	2,460,418
2.75%, 03/01/22 (Call 02/01/22)	1,306	1,335,620
2.88%, 10/15/27 (Call 07/15/27)	2,337	2,458,384
3.00%, 09/14/21 (Call 08/14/21)	880	897,794
3.00%, 08/07/25	2,125	2,237,668
3.13%, 09/19/46 (Call 03/19/46)	2,010	1,979,890
3.25%, 02/14/24 (Call 01/14/24)	1,809	1,908,875
3.25%, 08/26/49 (Call 02/26/49)(d)	1,065	1,076,960
3.38%, 03/01/29 (Call 12/01/28)	1,834	1,987,524
3.63%, 09/14/28 (Call 06/14/28)	1,200	1,326,216
3.63%, 10/15/47 (Call 04/15/47)	1,400	1,504,300
3.88%, 06/15/44	2,175	2,458,772
4.00%, 09/14/48 (Call 03/14/48)	2,870	3,273,149
5.70%, 03/15/37	825	1,121,505
Carlisle Companies Inc. 3.50%, 12/01/24 (Call 10/01/24)	1,122	1,169,068
3.75%, 11/15/22 (Call 08/15/22)	2,190	2,259,971
3.75%, 12/01/27 (Call 09/01/27)	505	535,654
Eaton Corp. 2.75%, 11/02/22	5,987	6,104,704
3.10%, 09/15/27 (Call 06/15/27)	1,696	1,781,885
3.92%, 09/15/47 (Call 02/15/47)	1,275	1,408,480
4.00%, 11/02/32	780	905,151
4.15%, 11/02/42	4,699	5,319,550
General Electric Co. 2.70%, 10/09/22	8,970	8,904,967
3.10%, 01/09/23	4,574	4,586,167
3.15%, 09/07/22	2,284	2,295,420

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.38%, 03/11/24	$4,650	$4,706,963
3.45%, 05/15/24 (Call 02/13/24)	2,109	2,137,619
4.13%, 10/09/42	7,221	6,964,943
4.38%, 09/16/20	2,850	2,901,528
4.50%, 03/11/44	9,076	9,190,176
4.63%, 01/07/21	4,936	5,039,064
4.65%, 10/17/21	5,494	5,685,191
5.30%, 02/11/21	3,588	3,687,136
5.88%, 01/14/38	8,240	9,503,851
6.15%, 08/07/37	4,167	4,910,809
6.88%, 01/10/39	2,887	3,674,429
Series A, 6.75%, 03/15/32	9,413	11,566,224
Hexcel Corp. 3.95%, 02/15/27 (Call 11/15/26)	2,500	2,640,600
4.70%, 08/15/25 (Call 05/15/25)	233	253,362
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)	4,975	5,170,468
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,383,993
3.50%, 03/01/24 (Call 12/01/23)	3,799	4,033,550
3.90%, 09/01/42 (Call 03/01/42)	778	926,559
4.88%, 09/15/41 (Call 03/15/41)	1,760	2,291,978
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 02/21/21	1,321	1,333,708
3.75%, 08/21/28 (Call 05/21/28)	2,075	2,248,138
4.25%, 06/15/23	4,874	5,213,377
5.75%, 06/15/43	200	265,556
Ingersoll-Rand Luxembourg Finance SA 3.50%, 03/21/26 (Call 01/21/26)	2,705	2,840,169
3.55%, 11/01/24 (Call 08/01/24)	1,235	1,300,541
3.80%, 03/21/29 (Call 12/21/28)	3,420	3,714,394
4.50%, 03/21/49 (Call 09/21/48)	1,175	1,384,738
4.65%, 11/01/44 (Call 05/01/44)	500	583,135
Parker-Hannifin Corp. 2.70%, 06/14/24 (Call 05/14/24)	330	337,633
3.25%, 03/01/27 (Call 12/01/26)	3,045	3,191,952
3.25%, 06/14/29 (Call 03/14/29)	530	557,449
3.30%, 11/21/24 (Call 08/21/24)	287	301,671
4.00%, 06/14/49 (Call 12/14/48)	1,245	1,389,532
4.10%, 03/01/47 (Call 09/01/46)	1,760	1,975,864
4.20%, 11/21/34 (Call 05/21/34)	4,700	5,350,856
4.45%, 11/21/44 (Call 05/21/44)	852	992,648
Series A, 6.25%, 05/15/38	425	586,955
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,000	1,048,200
Textron Inc. 3.65%, 03/01/21	1,180	1,202,349
3.65%, 03/15/27 (Call 12/15/26)	948	1,000,282
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,305,288
3.90%, 09/17/29 (Call 06/17/29)	285	307,401
4.00%, 03/15/26 (Call 12/15/25)	2,750	2,951,630
5.95%, 09/21/21 (Call 06/21/21)	1,015	1,078,092

		205,342,778

Media — 0.9%
CBS Corp. 2.50%, 02/15/23 (Call 01/15/23)	2,204	2,218,789
2.90%, 01/15/27 (Call 10/15/26)	2,773	2,777,686
3.38%, 03/01/22 (Call 12/01/21)	2,635	2,703,536
3.38%, 02/15/28 (Call 12/15/27)	2,306	2,372,713
3.50%, 01/15/25 (Call 10/15/24)	2,570	2,682,386
3.70%, 08/15/24 (Call 05/15/24)	2,120	2,236,706
3.70%, 06/01/28 (Call 03/01/28)	743	784,125

Security	Par (000)	Value

Media (continued)
4.00%, 01/15/26 (Call 10/15/25)	$3,459	$3,706,664
4.20%, 06/01/29 (Call 03/01/29)	1,200	1,321,320
4.30%, 02/15/21 (Call 11/15/20)	850	870,740
4.60%, 01/15/45 (Call 07/15/44)	1,276	1,436,151
4.85%, 07/01/42 (Call 01/01/42)	1,662	1,903,871
4.90%, 08/15/44 (Call 02/15/44)	1,994	2,324,326
5.50%, 05/15/33	1,811	2,181,929
5.90%, 10/15/40 (Call 04/15/40)	1,330	1,681,984
7.88%, 07/30/30	2,258	3,186,219
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 02/15/28 (Call 11/15/27)	7,033	7,266,566
4.20%, 03/15/28 (Call 12/15/27)	2,162	2,297,882
4.46%, 07/23/22 (Call 05/23/22)	11,631	12,270,007
4.50%, 02/01/24 (Call 01/01/24)	543	584,083
4.91%, 07/23/25 (Call 04/23/25)	11,027	12,165,097
5.05%, 03/30/29 (Call 12/30/28)	2,902	3,278,447
5.13%, 07/01/49 (Call 01/01/49)	5,175	5,634,695
5.38%, 04/01/38 (Call 10/01/37)	655	738,126
5.38%, 05/01/47 (Call 11/01/46)	4,903	5,430,171
5.75%, 04/01/48 (Call 10/01/47)	1,512	1,760,921
6.38%, 10/23/35 (Call 04/23/35)	8,507	10,389,854
6.48%, 10/23/45 (Call 04/23/45)	11,797	14,627,572
6.83%, 10/23/55 (Call 04/23/55)	5,150	6,549,924
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	3,307	4,068,172
Comcast Corp. 1.63%, 01/15/22 (Call 12/15/21)	1,431	1,424,518
2.35%, 01/15/27 (Call 10/15/26)	7,614	7,636,614
2.75%, 03/01/23 (Call 02/01/23)	4,895	5,028,633
2.85%, 01/15/23	2,145	2,209,307
3.00%, 02/01/24 (Call 01/01/24)	2,032	2,111,004
3.13%, 07/15/22	5,105	5,282,807
3.15%, 03/01/26 (Call 12/01/25)	7,255	7,642,635
3.15%, 02/15/28 (Call 11/15/27)	3,107	3,272,106
3.20%, 07/15/36 (Call 01/15/36)	4,394	4,526,303
3.30%, 10/01/20	250	253,580
3.30%, 02/01/27 (Call 11/01/26)	2,258	2,397,070
3.38%, 02/15/25 (Call 11/15/24)	2,300	2,436,436
3.38%, 08/15/25 (Call 05/15/25)	3,262	3,466,854
3.40%, 07/15/46 (Call 01/15/46)	6,831	7,094,472
3.45%, 10/01/21	691	711,744
3.55%, 05/01/28 (Call 02/01/28)	5,387	5,840,047
3.60%, 03/01/24	7,268	7,743,618
3.70%, 04/15/24 (Call 03/15/24)	2,038	2,182,107
3.90%, 03/01/38 (Call 09/01/37)	1,916	2,152,396
3.95%, 10/15/25 (Call 08/15/25)	149	163,297
3.97%, 11/01/47 (Call 05/01/47)	9,410	10,577,310
4.00%, 08/15/47 (Call 02/15/47)	2,050	2,309,858
4.00%, 03/01/48 (Call 09/01/47)	1,953	2,204,175
4.00%, 11/01/49 (Call 05/01/49)	11,689	13,219,207
4.05%, 11/01/52 (Call 05/01/52)	5,359	6,098,864
4.15%, 10/15/28 (Call 07/15/28)	4,083	4,633,715
4.20%, 08/15/34 (Call 02/15/34)	4,052	4,713,448
4.25%, 10/15/30 (Call 07/15/30)	1,082	1,256,278
4.25%, 01/15/33	8,761	10,158,379
4.40%, 08/15/35 (Call 02/25/35)	3,392	3,968,911
4.50%, 01/15/43	320	379,056
4.60%, 10/15/38 (Call 04/15/38)	2,725	3,314,908
4.60%, 08/15/45 (Call 02/15/45)	6,928	8,367,500

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.65%, 07/15/42	$4,059	$4,936,434
4.70%, 10/15/48 (Call 04/15/48)	11,240	14,093,386
4.75%, 03/01/44	4,231	5,181,536
4.95%, 10/15/58 (Call 04/15/58)	2,725	3,548,931
5.65%, 06/15/35	2,520	3,344,544
6.40%, 05/15/38	421	604,228
6.40%, 03/01/40	10	14,293
6.45%, 03/15/37	440	627,308
6.50%, 11/15/35	3,420	4,814,437
6.95%, 08/15/37	925	1,387,056
7.05%, 03/15/33	1,169	1,699,960
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	2,011	2,053,151
3.25%, 04/01/23	221	227,597
3.30%, 05/15/22	2,400	2,465,160
3.45%, 03/15/25 (Call 12/15/24)	386	398,298
3.50%, 06/15/22 (Call 04/15/22)	39	40,147
3.80%, 03/13/24 (Call 01/13/24)	424	445,950
3.90%, 11/15/24 (Call 08/15/24)	1,088	1,148,123
3.95%, 06/15/25 (Call 05/15/25)	548	575,400
3.95%, 03/20/28 (Call 12/20/27)	3,045	3,208,273
4.13%, 05/15/29 (Call 02/15/29)	2,508	2,683,234
4.38%, 06/15/21	2,833	2,936,858
4.88%, 04/01/43	2,633	2,824,735
4.90%, 03/11/26 (Call 12/11/25)	2,557	2,833,693
4.95%, 05/15/42	4,679	5,022,111
5.00%, 09/20/37 (Call 03/20/37)	2,655	2,929,872
5.20%, 09/20/47 (Call 03/20/47)	2,930	3,315,822
5.30%, 05/15/49 (Call 11/15/48)	2,190	2,512,412
6.35%, 06/01/40	2,735	3,385,957
Fox Corp. 3.67%, 01/25/22(b)	435	450,921
4.03%, 01/25/24 (Call 12/25/23)(b)	2,282	2,446,327
4.71%, 01/25/29 (Call 10/25/28)(b)	2,217	2,567,086
5.48%, 01/25/39 (Call 07/25/38)(b)	2,022	2,526,752
5.58%, 01/25/49 (Call 07/25/48)(b)	3,251	4,236,866
Grupo Televisa SAB 4.63%, 01/30/26 (Call 10/30/25)	699	751,432
6.13%, 01/31/46 (Call 06/30/45)	3,600	4,439,412
6.63%, 03/18/25	1,280	1,501,453
6.63%, 01/15/40	5,161	6,527,323
8.50%, 03/11/32	380	517,309
NBCUniversal Media LLC 2.88%, 01/15/23	3,178	3,275,088
4.38%, 04/01/21	3,920	4,064,256
4.45%, 01/15/43	5,621	6,616,535
5.95%, 04/01/41	5,118	7,107,981
6.40%, 04/30/40	525	754,336
TCI Communications Inc. 7.13%, 02/15/28	1,156	1,531,608
7.88%, 02/15/26	2,060	2,709,333
Thomson Reuters Corp. 3.35%, 05/15/26 (Call 02/15/26)	611	631,621
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,869,652
4.30%, 11/23/23 (Call 08/23/23)	5,393	5,780,541
5.50%, 08/15/35	475	556,196
5.65%, 11/23/43 (Call 05/23/43)	1,705	2,065,181
5.85%, 04/15/40	2,294	2,830,360
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	5,170	5,300,181

Security	Par (000)	Value

Media (continued)
4.13%, 02/15/21 (Call 11/15/20)	$1,885	$1,923,134
4.50%, 09/15/42 (Call 03/15/42)	4,261	4,203,775
5.50%, 09/01/41 (Call 03/01/41)	3,325	3,569,387
5.88%, 11/15/40 (Call 05/15/40)	4,360	4,954,181
6.55%, 05/01/37	2,138	2,578,193
6.75%, 06/15/39	5,273	6,529,609
7.30%, 07/01/38	5,014	6,411,051
Time Warner Entertainment Co. LP 8.38%, 03/15/23	4,321	5,129,286
8.38%, 07/15/33	2,929	4,098,989
TWDC Enterprises 18 Corp. 1.85%, 07/30/26	710	701,281
2.15%, 09/17/20	1,925	1,931,218
2.30%, 02/12/21	1,117	1,122,094
2.35%, 12/01/22	3,825	3,883,408
2.45%, 03/04/22	1,191	1,209,532
2.55%, 02/15/22	9	9,154
2.75%, 08/16/21	1,285	1,305,444
2.95%, 06/15/27(d)	2,455	2,635,246
3.00%, 02/13/26	1,821	1,926,727
3.00%, 07/30/46	2,300	2,369,989
3.15%, 09/17/25	2,042	2,187,166
3.70%, 12/01/42	2,800	3,161,928
3.75%, 06/01/21	2,541	2,618,297
4.13%, 06/01/44(d)	2,460	2,995,493
4.38%, 08/16/41	1,220	1,494,793
Series B, 7.00%, 03/01/32	1,300	1,932,450
Series E, 4.13%, 12/01/41	2,581	3,089,354
Viacom Inc. 3.88%, 12/15/21	2,005	2,073,471
3.88%, 04/01/24 (Call 01/01/24)	2,710	2,856,692
4.25%, 09/01/23 (Call 06/01/23)	1,972	2,102,566
4.38%, 03/15/43	3,368	3,584,327
4.50%, 03/01/21	2,111	2,177,370
5.25%, 04/01/44 (Call 10/01/43)	1,543	1,824,428
5.85%, 09/01/43 (Call 03/01/43)	3,806	4,832,973
6.88%, 04/30/36	3,015	4,054,150
Walt Disney Co. (The) 3.00%, 09/15/22(b)	2,011	2,076,498
3.38%, 11/15/26 (Call 08/15/26)(b)	1,710	1,849,297
3.70%, 09/15/24 (Call 06/15/24)(b)	550	591,723
3.70%, 10/15/25 (Call 07/15/25)(b)	2,225	2,419,020
4.00%, 10/01/23(b)	1,300	1,392,599
4.50%, 02/15/21(b)	537	556,337
4.75%, 09/15/44 (Call 03/15/44)(b)	1,604	2,098,241
4.75%, 11/15/46 (Call 05/15/46)(b)	2,055	2,706,908
4.95%, 10/15/45 (Call 04/15/45)(b)	1,501	2,014,612
5.40%, 10/01/43(b)	2,900	4,020,125
6.15%, 03/01/37(b)	1,160	1,658,672
6.15%, 02/15/41(b)	3,818	5,626,128
6.20%, 12/15/34(b)	3,238	4,577,496
6.40%, 12/15/35(b)	2,296	3,324,195
6.55%, 03/15/33(b)	2,425	3,479,802
6.65%, 11/15/37(b)	1,750	2,650,410
6.90%, 08/15/39(b)	650	1,014,266
7.70%, 10/30/25(b)	10	12,925
7.75%, 12/01/45(b)	1,762	3,098,653
7.85%, 03/01/39(b)	2,471	4,111,324

		564,300,862

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)	$2,857	$2,910,055
3.25%, 06/15/25 (Call 03/15/25)	3,551	3,744,707
3.90%, 01/15/43 (Call 07/15/42)	2,360	2,684,972
4.20%, 06/15/35 (Call 12/15/34)	1,850	2,132,884
4.38%, 06/15/45 (Call 12/15/44)	80	97,754
Timken Co. (The) 3.88%, 09/01/24 (Call 06/01/24)	982	1,030,894
4.50%, 12/15/28 (Call 09/15/28)	1,845	2,007,415
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	894	959,047
5.25%, 10/01/54 (Call 04/01/54)	939	1,005,021

		16,572,749

Mining — 0.2%
Barrick Gold Corp. 3.85%, 04/01/22	1,850	1,926,775
5.25%, 04/01/42	3,570	4,446,971
6.45%, 10/15/35	261	339,817
Barrick North America Finance LLC 5.70%, 05/30/41	1,499	1,932,946
5.75%, 05/01/43	2,118	2,840,471
7.50%, 09/15/38	765	1,087,011
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	3,089	4,087,983
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	2,935	2,997,427
3.85%, 09/30/23	2,685	2,880,871
4.13%, 02/24/42	6,790	8,049,205
5.00%, 09/30/43	6,672	8,830,792
Kinross Gold Corp. 4.50%, 07/15/27 (Call 04/15/27)	260	272,210
5.13%, 09/01/21 (Call 06/01/21)	1,291	1,344,964
5.95%, 03/15/24 (Call 12/15/23)	1,261	1,404,199
Newmont Goldcorp Corp. 3.50%, 03/15/22 (Call 12/15/21)	2,881	2,957,404
3.63%, 06/09/21 (Call 04/09/21)	605	616,743
3.70%, 03/15/23 (Call 12/15/22)	3,147	3,274,642
4.88%, 03/15/42 (Call 09/15/41)	3,466	4,156,115
5.45%, 06/09/44 (Call 12/09/43)	1,085	1,399,824
5.88%, 04/01/35	2,100	2,754,171
6.25%, 10/01/39	3,939	5,395,603
Rio Tinto Alcan Inc. 5.75%, 06/01/35	245	321,068
6.13%, 12/15/33	470	651,382
7.25%, 03/15/31	1,461	2,087,725
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	5,983	6,479,350
5.20%, 11/02/40	5,880	7,764,540
7.13%, 07/15/28	1,720	2,359,496
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	2,375	2,807,891
4.75%, 03/22/42 (Call 09/22/41)	1,075	1,363,261
Southern Copper Corp. 3.50%, 11/08/22	2,722	2,794,868
3.88%, 04/23/25	1,238	1,296,198
5.25%, 11/08/42	3,952	4,531,008
5.88%, 04/23/45	3,910	4,817,198
6.75%, 04/16/40	4,525	5,921,867
7.50%, 07/27/35	3,328	4,505,014
Teck Resources Ltd. 5.20%, 03/01/42 (Call 09/01/41)	545	553,437

Security	Par (000)	Value

Mining (continued)
5.40%, 02/01/43 (Call 08/01/42)	$825	$862,150
6.00%, 08/15/40 (Call 02/15/40)	759	835,242
6.13%, 10/01/35	1,575	1,839,852
6.25%, 07/15/41 (Call 01/15/41)	1,305	1,481,005
Vale Canada Ltd., 7.20%, 09/15/32	250	295,995
Yamana Gold Inc. 4.63%, 12/15/27 (Call 09/15/27)	585	622,206
4.95%, 07/15/24 (Call 04/15/24)	476	505,369

		117,692,266

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	1,850	2,104,282

Oil & Gas — 1.6%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	2,030	2,730,512
Anadarko Petroleum Corp. 4.50%, 07/15/44 (Call 01/15/44)	3,235	3,344,602
4.85%, 03/15/21 (Call 02/15/21)	1,434	1,482,125
5.55%, 03/15/26 (Call 12/15/25)	2,249	2,547,172
6.20%, 03/15/40	2,524	3,099,901
6.45%, 09/15/36	4,745	5,967,359
6.60%, 03/15/46 (Call 09/15/45)	3,865	5,089,007
7.95%, 06/15/39	140	196,718
Apache Corp. 3.25%, 04/15/22 (Call 01/15/22)	2,288	2,329,802
3.63%, 02/01/21 (Call 11/01/20)	489	495,381
4.25%, 01/15/30 (Call 10/15/29)	1,125	1,143,495
4.25%, 01/15/44 (Call 07/15/43)	2,585	2,338,055
4.38%, 10/15/28 (Call 07/15/28)	2,782	2,851,244
4.75%, 04/15/43 (Call 10/15/42)	6,958	6,689,352
5.10%, 09/01/40 (Call 03/01/40)	2,998	3,020,605
5.25%, 02/01/42 (Call 08/01/41)	320	329,539
5.35%, 07/01/49 (Call 01/01/49)	1,000	1,044,480
6.00%, 01/15/37	25	28,333
7.75%, 12/15/29	641	813,583
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	3,631	3,635,684
2.52%, 09/19/22 (Call 08/19/22)	1,178	1,194,622
2.75%, 05/10/23	3,426	3,510,006
3.02%, 01/16/27 (Call 10/16/26)	4,396	4,585,951
3.12%, 05/04/26 (Call 02/04/26)	2,959	3,102,245
3.22%, 11/28/23 (Call 09/28/23)	3,801	3,962,809
3.22%, 04/14/24 (Call 02/14/24)	4,062	4,245,562
3.25%, 05/06/22	3,660	3,778,401
3.41%, 02/11/26 (Call 12/11/25)	1,072	1,141,176
3.59%, 04/14/27 (Call 01/14/27)	3,501	3,764,380
3.79%, 02/06/24 (Call 01/06/24)	871	930,594
3.80%, 09/21/25 (Call 07/21/25)	1,771	1,917,338
3.94%, 09/21/28 (Call 06/21/28)	2,259	2,513,973
4.23%, 11/06/28 (Call 08/06/28)	2,735	3,113,497
4.50%, 10/01/20	3,464	3,555,034
4.74%, 03/11/21	5,187	5,399,719
BP Capital Markets PLC 2.50%, 11/06/22	3,635	3,688,907
2.75%, 05/10/23	250	255,730
3.06%, 03/17/22	4,315	4,431,289
3.28%, 09/19/27 (Call 06/19/27)	2,654	2,808,197
3.51%, 03/17/25	2,480	2,643,209
3.54%, 11/04/24	4,335	4,625,575
3.56%, 11/01/21	4,451	4,588,936
3.72%, 11/28/28 (Call 08/28/28)	4,421	4,859,342

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.81%, 02/10/24	$1,514	$1,620,813
3.99%, 09/26/23	4,316	4,639,959
Burlington Resources LLC 5.95%, 10/15/36	2,470	3,376,712
7.20%, 08/15/31	985	1,415,376
7.40%, 12/01/31	1,634	2,371,604
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	2,618	2,658,003
3.45%, 11/15/21 (Call 08/15/21)	1,105	1,128,039
3.80%, 04/15/24 (Call 01/15/24)	2,855	3,002,832
3.85%, 06/01/27 (Call 03/01/27)	4,743	5,021,556
3.90%, 02/01/25 (Call 11/01/24)	2,005	2,108,478
4.95%, 06/01/47 (Call 12/01/46)	1,810	2,158,950
5.85%, 02/01/35	1,000	1,214,500
6.25%, 03/15/38	4,370	5,606,623
6.45%, 06/30/33	1,160	1,500,680
6.50%, 02/15/37	1,895	2,464,523
6.75%, 02/01/39	590	798,300
7.20%, 01/15/32	645	878,484
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	2,900	2,925,607
3.80%, 09/15/23 (Call 06/15/23)	1,050	1,084,997
4.25%, 04/15/27 (Call 01/15/27)(d)	4,056	4,245,050
5.25%, 06/15/37 (Call 12/15/36)	1,276	1,382,865
5.40%, 06/15/47 (Call 12/15/46)	2,710	3,064,685
6.75%, 11/15/39	4,317	5,305,766
Chevron Corp. 2.10%, 05/16/21 (Call 04/15/21)	4,429	4,448,532
2.36%, 12/05/22 (Call 09/05/22)	5,960	6,061,201
2.41%, 03/03/22 (Call 01/03/22)	2,887	2,926,696
2.42%, 11/17/20 (Call 10/17/20)	4,808	4,837,473
2.50%, 03/03/22 (Call 02/03/22)	2,520	2,561,177
2.57%, 05/16/23 (Call 03/16/23)	2,770	2,843,128
2.90%, 03/03/24 (Call 01/03/24)	1,072	1,118,814
2.95%, 05/16/26 (Call 02/16/26)	5,541	5,858,111
3.19%, 06/24/23 (Call 03/24/23)	8,020	8,403,276
3.33%, 11/17/25 (Call 08/17/25)	2,502	2,697,781
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	905	924,693
4.38%, 06/01/24 (Call 03/01/24)	5,177	5,461,942
4.38%, 03/15/29 (Call 12/15/28)	601	637,691
CNOOC Finance 2013 Ltd. 3.00%, 05/09/23	7,370	7,535,899
4.25%, 05/09/43	1,000	1,180,890
CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	2,960	3,116,998
4.38%, 05/02/28	4,900	5,518,527
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24	6,245	6,735,607
4.88%, 04/30/44	2,900	3,752,977
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	2,956	3,074,181
4.30%, 08/15/28 (Call 05/15/28)	3,619	3,931,609
4.38%, 01/15/25 (Call 01/15/20)	1,455	1,510,450
4.85%, 08/15/48 (Call 02/15/48)	3,625	4,202,861
4.88%, 10/01/47 (Call 04/01/47)	725	844,335
Conoco Funding Co., 7.25%, 10/15/31	2,941	4,234,922
ConocoPhillips 5.90%, 10/15/32	1,342	1,791,396
5.90%, 05/15/38	3,500	4,835,285

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 02/01/39	$4,138	$6,068,749
ConocoPhillips Co. 3.35%, 11/15/24 (Call 08/15/24)	100	106,168
4.30%, 11/15/44 (Call 05/15/44)	3,550	4,190,171
4.95%, 03/15/26 (Call 12/15/25)	6,040	7,016,970
5.95%, 03/15/46 (Call 09/15/45)	709	1,024,080
ConocoPhillips Holding Co., 6.95%, 04/15/29	5,166	7,116,217
Continental Resources Inc./OK 3.80%, 06/01/24 (Call 03/01/24)	4,384	4,446,428
4.38%, 01/15/28 (Call 10/15/27)	4,081	4,196,900
4.50%, 04/15/23 (Call 01/15/23)	200	207,038
4.90%, 06/01/44 (Call 12/01/43)	2,920	2,921,197
5.00%, 09/15/22 (Call 03/15/20)	508	512,415
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	3,067	3,415,626
5.00%, 06/15/45 (Call 12/15/44)	3,396	3,979,671
5.60%, 07/15/41 (Call 01/15/41)	4,529	5,572,572
5.85%, 12/15/25 (Call 09/15/25)	755	903,712
7.95%, 04/15/32	100	144,377
Ecopetrol SA 4.13%, 01/16/25	3,450	3,629,745
5.38%, 06/26/26 (Call 03/26/26)	5,775	6,483,477
5.88%, 09/18/23	5,070	5,657,258
5.88%, 05/28/45	5,120	6,051,482
7.38%, 09/18/43	3,370	4,540,300
Encana Corp. 3.90%, 11/15/21 (Call 08/15/21)	2,754	2,822,079
6.50%, 08/15/34	4,437	5,441,271
6.50%, 02/01/38	1,705	2,107,840
6.63%, 08/15/37	810	1,005,404
7.38%, 11/01/31	1,300	1,655,095
8.13%, 09/15/30	50	66,206
Eni USA Inc., 7.30%, 11/15/27	15	19,507
EOG Resources Inc. 2.63%, 03/15/23 (Call 12/15/22)	3,341	3,413,333
3.15%, 04/01/25 (Call 01/01/25)	270	284,467
3.90%, 04/01/35 (Call 10/01/34)	1,635	1,833,473
4.10%, 02/01/21	3,313	3,407,917
4.15%, 01/15/26 (Call 10/15/25)	1,751	1,951,857
5.10%, 01/15/36 (Call 07/15/35)	1,225	1,513,696
EQT Corp. 3.00%, 10/01/22 (Call 09/01/22)	3,147	3,009,161
3.90%, 10/01/27 (Call 07/01/27)	4,185	3,631,701
4.88%, 11/15/21	6,912	7,127,862
Equinor ASA 2.45%, 01/17/23	6,534	6,647,104
2.65%, 01/15/24	5,048	5,192,777
2.75%, 11/10/21	2,635	2,679,057
2.90%, 11/08/20	2,120	2,142,345
3.15%, 01/23/22	6,210	6,389,158
3.25%, 11/10/24	1,207	1,279,287
3.63%, 09/10/28 (Call 06/10/28)	3,884	4,316,678
3.70%, 03/01/24	4,813	5,170,221
3.95%, 05/15/43	3,722	4,298,724
4.25%, 11/23/41	350	416,224
4.80%, 11/08/43	1,690	2,187,063
5.10%, 08/17/40	2,450	3,203,375
7.15%, 01/15/29	376	512,296
7.25%, 09/23/27	500	677,430
Series N, 7.75%, 06/15/23	750	901,710

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp. 1.90%, 08/16/22	$1,615	$1,625,384
2.02%, 08/16/24 (Call 07/16/24)	3,000	3,024,330
2.22%, 03/01/21 (Call 02/01/21)	6,015	6,051,511
2.28%, 08/16/26 (Call 06/16/26)	3,000	3,036,660
2.40%, 03/06/22 (Call 01/06/22)	5,018	5,095,980
2.44%, 08/16/29 (Call 05/16/29)	4,000	4,093,280
2.71%, 03/06/25 (Call 12/06/24)	6,677	6,926,319
2.73%, 03/01/23 (Call 01/01/23)	632	651,346
3.00%, 08/16/39 (Call 02/16/39)	3,000	3,093,480
3.04%, 03/01/26 (Call 12/01/25)	5,641	5,982,619
3.10%, 08/16/49 (Call 02/16/49)	4,000	4,149,720
3.18%, 03/15/24 (Call 12/15/23)	2,545	2,686,095
3.57%, 03/06/45 (Call 09/06/44)	3,020	3,351,958
4.11%, 03/01/46 (Call 09/01/45)	6,741	8,169,216
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	890	909,972
4.30%, 04/01/27 (Call 01/01/27)	1,699	1,774,979
5.60%, 02/15/41	4,181	4,655,209
5.80%, 04/01/47 (Call 10/01/46)	2,760	3,184,240
6.00%, 01/15/40	1,760	1,990,754
7.13%, 03/15/33	1,644	2,042,407
7.30%, 08/15/31	1,856	2,313,151
7.88%, 10/01/29	280	354,875
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	4,167	4,635,246
Husky Energy Inc. 3.95%, 04/15/22 (Call 01/15/22)	1,275	1,319,395
4.00%, 04/15/24 (Call 01/15/24)	1,515	1,600,825
4.40%, 04/15/29 (Call 01/15/29)	2,451	2,599,335
6.80%, 09/15/37	1,165	1,528,538
Kerr-McGee Corp. 6.95%, 07/01/24	2,848	3,348,878
7.88%, 09/15/31	1,160	1,599,466
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)	4,710	4,749,234
3.85%, 06/01/25 (Call 03/01/25)	3,132	3,270,121
4.40%, 07/15/27 (Call 04/15/27)	2,375	2,553,339
5.20%, 06/01/45 (Call 12/01/44)	1,577	1,791,645
6.60%, 10/01/37	3,471	4,364,123
6.80%, 03/15/32	1,400	1,756,216
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	2,106	2,133,799
3.63%, 09/15/24 (Call 06/15/24)	2,720	2,859,890
3.80%, 04/01/28 (Call 01/01/28)	2,040	2,115,337
4.50%, 04/01/48 (Call 10/01/47)	1,210	1,274,626
4.75%, 12/15/23 (Call 10/15/23)	1,970	2,143,242
4.75%, 09/15/44 (Call 03/15/44)	1,650	1,793,055
5.00%, 09/15/54 (Call 03/15/54)	760	812,645
5.13%, 03/01/21	4,963	5,163,555
5.13%, 12/15/26 (Call 09/15/26)	786	879,801
5.38%, 10/01/22 (Call 10/01/19)	49	49,612
5.85%, 12/15/45 (Call 06/15/45)	1,200	1,377,828
6.50%, 03/01/41 (Call 09/01/40)	3,970	5,047,140
Newfield Exploration Co. 5.38%, 01/01/26 (Call 10/01/25)	2,059	2,260,926
5.63%, 07/01/24	614	676,769
Nexen Inc. 5.88%, 03/10/35	265	352,174
6.40%, 05/15/37	4,774	6,847,205
7.50%, 07/30/39	2,655	4,339,305

Security	Par (000)	Value

Oil & Gas (continued)
7.88%, 03/15/32	$1,000	$1,507,070
Noble Energy Inc. 3.85%, 01/15/28 (Call 10/15/27)	983	1,024,768
3.90%, 11/15/24 (Call 08/15/24)	855	896,519
4.15%, 12/15/21 (Call 09/15/21)	5,247	5,424,034
4.95%, 08/15/47 (Call 02/15/47)(d)	2,075	2,318,377
5.05%, 11/15/44 (Call 05/15/44)	3,386	3,760,627
5.25%, 11/15/43 (Call 05/15/43)	2,272	2,565,452
6.00%, 03/01/41 (Call 09/01/40)	1,915	2,300,011
Occidental Petroleum Corp. 2.60%, 04/15/22 (Call 03/15/22)	3,234	3,249,459
2.70%, 08/15/22	1,100	1,110,340
2.70%, 02/15/23 (Call 08/15/22)	2,518	2,522,230
2.90%, 08/15/24 (Call 06/15/24)	5,000	5,042,900
3.00%, 02/15/27 (Call 11/15/26)	1,769	1,754,158
3.13%, 02/15/22 (Call 11/15/21)	3,102	3,148,220
3.20%, 08/15/26 (Call 06/15/26)	2,765	2,794,779
3.40%, 04/15/26 (Call 01/15/26)	3,648	3,709,140
3.50%, 06/15/25 (Call 03/15/25)	2,430	2,497,384
3.50%, 08/15/29 (Call 05/15/29)	2,220	2,260,027
4.10%, 02/15/47 (Call 08/15/46)	2,704	2,674,175
4.20%, 03/15/48 (Call 09/15/47)	1,023	1,027,378
4.30%, 08/15/39 (Call 02/15/39)	575	602,376
4.40%, 04/15/46 (Call 10/15/45)	4,405	4,498,915
4.40%, 08/15/49 (Call 02/15/49)	150	156,414
4.63%, 06/15/45 (Call 12/15/44)	3,010	3,181,028
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	1,926	1,966,292
Petroleos Mexicanos 3.50%, 01/30/23	9,667	9,384,917
4.25%, 01/15/25	3,018	2,894,564
4.50%, 01/23/26	9,680	9,130,950
4.63%, 09/21/23	9,122	9,156,755
4.88%, 01/24/22	10,730	10,887,624
4.88%, 01/18/24	6,075	6,117,039
5.35%, 02/12/28	2,487	2,357,875
5.38%, 03/13/22	1,735	1,776,224
5.50%, 01/21/21	12,289	12,543,997
5.50%, 06/27/44	7,735	6,628,663
5.63%, 01/23/46	7,655	6,546,786
6.35%, 02/12/48	5,500	5,060,550
6.38%, 02/04/21	2,170	2,238,941
6.38%, 01/23/45	8,555	7,890,105
6.50%, 03/13/27	13,260	13,587,389
6.50%, 01/23/29	1,319	1,333,100
6.50%, 06/02/41	12,114	11,359,419
6.63%, 06/15/35	8,320	8,118,656
6.63%, 06/15/38	2,950	2,763,294
6.75%, 09/21/47	12,993	12,305,540
6.88%, 08/04/26	10,128	10,639,464
Phillips 66 3.90%, 03/15/28 (Call 03/15/28)	2,167	2,352,430
4.30%, 04/01/22	7,043	7,444,733
4.65%, 11/15/34 (Call 05/15/34)	2,246	2,598,644
4.88%, 11/15/44 (Call 05/15/44)	4,880	5,839,115
5.88%, 05/01/42	5,035	6,654,558
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	2,295	2,327,956
3.95%, 07/15/22 (Call 04/15/22)	5,071	5,295,392
4.45%, 01/15/26 (Call 10/15/25)	1,980	2,175,723

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV 1.75%, 09/12/21	$2,789	$2,781,358
1.88%, 05/10/21	5,199	5,199,728
2.25%, 11/10/20	1,788	1,795,384
2.25%, 01/06/23	2,770	2,809,860
2.38%, 08/21/22	5,615	5,706,524
2.50%, 09/12/26	5,938	6,097,257
2.88%, 05/10/26	2,781	2,911,290
3.25%, 05/11/25	6,838	7,269,546
3.40%, 08/12/23	2,286	2,418,428
3.50%, 11/13/23 (Call 10/13/23)	2,380	2,531,987
3.63%, 08/21/42	2,427	2,665,720
3.75%, 09/12/46	3,557	4,044,131
3.88%, 11/13/28 (Call 08/23/28)	2,018	2,288,150
4.00%, 05/10/46	4,942	5,798,696
4.13%, 05/11/35	6,867	7,988,244
4.38%, 05/11/45	9,856	12,058,028
4.55%, 08/12/43	5,616	6,986,753
5.50%, 03/25/40	2,275	3,085,742
6.38%, 12/15/38	4,529	6,690,828
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	3,200	3,369,088
4.00%, 11/15/47 (Call 05/15/47)	570	627,308
5.35%, 07/15/33	125	155,594
5.95%, 12/01/34	1,700	2,259,980
5.95%, 05/15/35	1,550	2,020,037
6.50%, 06/15/38	4,983	7,002,610
6.80%, 05/15/38	3,765	5,376,458
6.85%, 06/01/39	2,741	3,991,636
7.15%, 02/01/32	50	69,425
9.25%, 10/15/21	285	324,712
Tosco Corp., 8.13%, 02/15/30	725	1,065,837
Total Capital Canada Ltd., 2.75%, 07/15/23	1,177	1,212,004
Total Capital International SA 2.22%, 07/12/21 (Call 06/12/21)	2,506	2,520,284
2.43%, 01/10/25 (Call 10/10/24)	2,548	2,599,903
2.70%, 01/25/23	3,450	3,531,523
2.75%, 06/19/21	4,002	4,063,831
2.83%, 01/10/30 (Call 10/10/29)	3,409	3,529,985
2.88%, 02/17/22	4,385	4,490,284
3.46%, 02/19/29 (Call 11/19/28)	5,050	5,527,477
3.46%, 07/12/49 (Call 01/12/49)	4,000	4,314,920
3.70%, 01/15/24	125	133,745
3.75%, 04/10/24	4,555	4,899,130
Total Capital SA 3.88%, 10/11/28	1,595	1,801,138
4.13%, 01/28/21	250	257,498
4.25%, 12/15/21	58	60,914
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	5,836	6,032,790
3.65%, 03/15/25	2,582	2,725,249
4.00%, 04/01/29 (Call 01/01/29)	1,990	2,122,255
4.35%, 06/01/28 (Call 03/01/28)	3,651	3,980,466
4.90%, 03/15/45	2,233	2,561,474
6.63%, 06/15/37	5,198	6,808,288
7.50%, 04/15/32	1,409	1,929,611
10.50%, 03/15/39	325	562,240
XTO Energy Inc., 6.75%, 08/01/37	525	782,087

		1,031,949,832

Security	Par (000)	Value

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 08/15/21 (Call 05/15/21)	$3,500	$3,544,135
5.13%, 09/15/40	1,270	1,431,519
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 2.77%, 12/15/22 (Call 11/15/22)	3,784	3,850,031
3.34%, 12/15/27 (Call 09/15/27)	1,393	1,429,079
4.08%, 12/15/47 (Call 06/15/47)	2,299	2,252,560
Halliburton Co. 3.25%, 11/15/21 (Call 08/15/21)	472	482,360
3.50%, 08/01/23 (Call 05/01/23)	3,568	3,719,640
3.80%, 11/15/25 (Call 08/15/25)	3,767	3,987,934
4.50%, 11/15/41 (Call 05/15/41)	2,246	2,328,204
4.75%, 08/01/43 (Call 02/01/43)	936	1,001,885
4.85%, 11/15/35 (Call 05/15/35)	2,864	3,212,807
5.00%, 11/15/45 (Call 05/15/45)	7,345	8,215,823
6.70%, 09/15/38	1,975	2,624,518
7.45%, 09/15/39	2,893	4,080,461
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)	6,459	6,464,167
3.95%, 12/01/42 (Call 06/01/42)	3,253	2,882,516
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	849	840,841
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	4,495	4,749,507
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	2,055	2,099,655

		59,197,642

Packaging & Containers — 0.1%
Bemis Co. Inc. 3.10%, 09/15/26 (Call 06/15/26)(b)	1,855	1,839,362
4.50%, 10/15/21 (Call 07/15/21)(b)	1,500	1,552,575
Packaging Corp. of America 2.45%, 12/15/20	229	229,172
3.40%, 12/15/27 (Call 09/15/27)	5,195	5,420,982
3.65%, 09/15/24 (Call 06/15/24)	910	955,536
3.90%, 06/15/22 (Call 03/15/22)	750	779,903
4.50%, 11/01/23 (Call 08/01/23)	2,750	2,966,287
Sonoco Products Co. 4.38%, 11/01/21 (Call 08/01/21)	855	879,487
5.75%, 11/01/40 (Call 05/01/40)	3,003	3,776,723
WestRock MWV LLC 7.95%, 02/15/31	1,095	1,529,989
8.20%, 01/15/30	290	405,617
WestRock RKT LLC 4.00%, 03/01/23 (Call 12/01/22)	2,925	3,071,923
4.90%, 03/01/22	2,101	2,228,594
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	1,953	1,994,521
3.38%, 09/15/27 (Call 06/15/27)	460	472,894
3.75%, 03/15/25 (Call 01/15/25)	880	930,204
3.90%, 06/01/28 (Call 03/01/28)	926	982,505
4.00%, 03/15/28 (Call 12/15/27)	955	1,021,649
4.20%, 06/01/32 (Call 03/01/32)	1,050	1,159,683
4.65%, 03/15/26 (Call 01/15/26)	2,105	2,327,562
4.90%, 03/15/29 (Call 12/15/28)(d)	3,911	4,461,356

		38,986,524

Pharmaceuticals — 1.5%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)	1,842	1,847,379

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.85%, 05/14/23 (Call 03/14/23)	$6,019	$6,133,963
2.90%, 11/06/22	8,498	8,655,808
3.20%, 11/06/22 (Call 09/06/22)	8,466	8,683,322
3.20%, 05/14/26 (Call 02/14/26)	5,067	5,185,466
3.38%, 11/14/21	1,988	2,038,356
3.60%, 05/14/25 (Call 02/14/25)	7,454	7,769,901
3.75%, 11/14/23 (Call 10/14/23)	2,260	2,382,741
4.25%, 11/14/28 (Call 08/14/28)	4,843	5,275,722
4.30%, 05/14/36 (Call 11/14/35)	3,010	3,207,215
4.40%, 11/06/42	5,805	6,108,311
4.45%, 05/14/46 (Call 11/14/45)	5,623	5,940,756
4.50%, 05/14/35 (Call 11/14/34)	11,560	12,555,778
4.70%, 05/14/45 (Call 11/14/44)	7,630	8,284,578
4.88%, 11/14/48 (Call 05/14/48)	3,020	3,391,762
Allergan Finance LLC 3.25%, 10/01/22 (Call 02/15/23)	4,104	4,198,926
4.63%, 10/01/42 (Call 12/30/47)	675	722,540
Allergan Funding SCS 3.45%, 03/15/22 (Call 06/15/24)	8,018	8,233,925
3.80%, 03/15/25 (Call 11/02/21)	7,015	7,376,974
3.85%, 06/15/24 (Call 03/15/22)	3,810	4,022,179
4.55%, 03/15/35 (Call 04/01/22)	4,214	4,509,654
4.75%, 03/15/45 (Call 06/24/24)	3,645	3,976,768
4.85%, 06/15/44 (Call 08/15/22)	4,500	4,934,295
Allergan Inc./U.S. 2.80%, 03/15/23 (Call 01/01/27)	2,565	2,589,316
3.38%, 09/15/20 (Call 03/15/28)	3,422	3,455,809
AmerisourceBergen Corp. 3.40%, 05/15/24 (Call 02/15/24)	2,025	2,103,104
3.45%, 12/15/27 (Call 09/15/27)	2,215	2,311,175
3.50%, 11/15/21 (Call 08/15/21)	5,215	5,333,798
4.25%, 03/01/45 (Call 09/01/44)	1,225	1,265,437
4.30%, 12/15/47 (Call 06/15/47)	2,016	2,130,791
AstraZeneca PLC 2.38%, 11/16/20	4,590	4,602,393
2.38%, 06/12/22 (Call 05/12/22)	2,121	2,139,750
3.13%, 06/12/27 (Call 03/12/27)	2,139	2,246,977
3.38%, 11/16/25	7,725	8,198,542
3.50%, 08/17/23 (Call 07/17/23)	2,192	2,302,718
4.00%, 01/17/29 (Call 10/17/28)	1,549	1,740,580
4.00%, 09/18/42	3,575	4,017,621
4.38%, 11/16/45	5,239	6,262,858
4.38%, 08/17/48 (Call 02/17/48)	350	424,309
6.45%, 09/15/37	8,814	12,636,279
Bristol-Myers Squibb Co. 2.00%, 08/01/22	5,596	5,624,428
2.55%, 05/14/21(b)	2,430	2,459,111
2.60%, 05/16/22(b)	2,232	2,274,363
2.90%, 07/26/24 (Call 06/26/24)(b)	3,240	3,360,820
3.20%, 06/15/26 (Call 04/15/26)(b)	5,650	5,975,609
3.25%, 11/01/23	2,371	2,499,745
3.25%, 02/27/27	1,924	2,059,565
3.25%, 08/01/42	2,498	2,545,362
3.40%, 07/26/29 (Call 04/26/29)(b)	7,856	8,502,313
4.13%, 06/15/39 (Call 12/15/38)(b)	5,000	5,820,950
4.25%, 10/26/49 (Call 04/26/49)(b)	7,250	8,694,417
4.50%, 03/01/44 (Call 09/01/43)	860	1,049,776
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	3,855	3,879,556
3.08%, 06/15/24 (Call 04/15/24)	2,451	2,488,647

Security	Par (000)	Value

Pharmaceuticals (continued)
3.20%, 06/15/22	$1,600	$1,632,976
3.20%, 03/15/23	1,650	1,692,223
3.41%, 06/15/27 (Call 03/15/27)	3,175	3,217,291
3.50%, 11/15/24 (Call 08/15/24)	1,515	1,559,238
3.75%, 09/15/25 (Call 06/15/25)	2,390	2,488,492
4.37%, 06/15/47 (Call 12/15/46)	2,225	2,144,166
4.50%, 11/15/44 (Call 05/15/44)	500	484,690
4.60%, 03/15/43	1,421	1,397,667
4.90%, 09/15/45 (Call 03/15/45)	2,057	2,100,094
Cigna Corp. 3.20%, 09/17/20	6,075	6,137,815
3.40%, 09/17/21	4,363	4,467,712
3.75%, 07/15/23 (Call 06/15/23)	4,061	4,271,279
4.13%, 11/15/25 (Call 09/15/25)	3,424	3,712,746
4.38%, 10/15/28 (Call 07/15/28)	12,605	14,056,844
4.80%, 08/15/38 (Call 02/15/38)	6,760	7,809,828
4.90%, 12/15/48 (Call 06/15/48)	5,576	6,609,567
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	3,135	3,136,191
2.63%, 08/15/24 (Call 07/15/24)	675	679,610
2.75%, 12/01/22 (Call 09/01/22)	5,616	5,702,262
2.88%, 06/01/26 (Call 03/01/26)	2,006	2,016,331
3.00%, 08/15/26 (Call 06/15/26)	725	733,381
3.25%, 08/15/29 (Call 05/15/29)	1,645	1,669,445
3.35%, 03/09/21	3,437	3,502,475
3.38%, 08/12/24 (Call 05/12/24)	4,401	4,571,363
3.50%, 07/20/22 (Call 05/20/22)	8,223	8,515,903
3.70%, 03/09/23 (Call 02/09/23)	21,008	21,961,343
3.88%, 07/20/25 (Call 04/20/25)	13,225	14,026,567
4.00%, 12/05/23 (Call 09/05/23)	3,801	4,035,674
4.10%, 03/25/25 (Call 01/25/25)	2,864	3,063,592
4.30%, 03/25/28 (Call 12/25/27)	28,558	31,145,926
4.75%, 12/01/22 (Call 09/01/22)	1,165	1,245,874
4.78%, 03/25/38 (Call 09/25/37)	10,295	11,547,387
4.88%, 07/20/35 (Call 01/20/35)	7,830	8,844,142
5.05%, 03/25/48 (Call 09/25/47)	21,740	25,367,102
5.13%, 07/20/45 (Call 01/20/45)	11,345	13,147,720
5.30%, 12/05/43 (Call 06/05/43)	2,535	3,006,485
6.13%, 09/15/39	505	637,628
6.25%, 06/01/27	12	14,527
Eli Lilly & Co. 2.35%, 05/15/22	535	543,951
2.75%, 06/01/25 (Call 03/01/25)	1,650	1,714,812
3.10%, 05/15/27 (Call 02/15/27)	3,188	3,406,123
3.38%, 03/15/29 (Call 12/15/28)	2,055	2,256,267
3.70%, 03/01/45 (Call 09/01/44)	3,220	3,586,565
3.88%, 03/15/39 (Call 09/15/38)	3,070	3,562,981
3.95%, 05/15/47 (Call 11/15/46)	2,820	3,296,157
3.95%, 03/15/49 (Call 09/15/48)	3,675	4,293,686
4.15%, 03/15/59 (Call 09/15/58)	3,195	3,824,607
5.50%, 03/15/27	700	856,156
5.55%, 03/15/37	3,288	4,401,284
Express Scripts Holding Co. 2.60%, 11/30/20	150	150,624
3.00%, 07/15/23 (Call 05/15/23)	2,312	2,365,939
3.05%, 11/30/22 (Call 10/30/22)	3,381	3,461,164
3.30%, 02/25/21 (Call 01/25/21)	824	836,121
3.40%, 03/01/27 (Call 12/01/26)	2,830	2,945,605
3.50%, 06/15/24 (Call 03/15/24)	1,880	1,968,736
3.90%, 02/15/22	5,226	5,445,283

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 02/25/26 (Call 11/27/25)	$7,967	$8,805,845
4.75%, 11/15/21	3,998	4,216,091
4.80%, 07/15/46 (Call 01/15/46)	2,460	2,819,775
6.13%, 11/15/41	1,515	1,961,046
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	7,021	7,229,734
3.38%, 05/15/23	1,160	1,215,146
3.63%, 05/15/25	1,230	1,326,653
3.88%, 05/15/28	2,339	2,618,230
4.20%, 03/18/43	1,780	2,119,410
5.38%, 04/15/34	1,585	2,084,212
6.38%, 05/15/38	8,575	12,511,868
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	9,730	9,948,633
2.88%, 06/01/22 (Call 05/01/22)	4,259	4,355,381
3.00%, 06/01/24 (Call 05/01/24)	4,059	4,228,829
3.13%, 05/14/21	1,060	1,079,970
3.38%, 06/01/29 (Call 03/01/29)	3,100	3,375,187
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)	3,241	3,233,935
1.95%, 11/10/20	2,885	2,892,386
2.05%, 03/01/23 (Call 01/01/23)	1,900	1,924,263
2.25%, 03/03/22 (Call 02/03/22)	1,027	1,041,614
2.45%, 12/05/21	1,540	1,561,113
2.45%, 03/01/26 (Call 12/01/25)	7,527	7,769,144
2.63%, 01/15/25 (Call 11/15/24)	1,819	1,887,376
2.90%, 01/15/28 (Call 10/15/27)	2,140	2,271,781
2.95%, 09/01/20	1,030	1,040,866
2.95%, 03/03/27 (Call 12/03/26)	1,683	1,790,443
3.38%, 12/05/23	4,115	4,393,709
3.40%, 01/15/38 (Call 07/15/37)	2,658	2,919,467
3.50%, 01/15/48 (Call 07/15/47)	3,918	4,429,652
3.55%, 05/15/21	2,175	2,237,118
3.55%, 03/01/36 (Call 09/01/35)	4,271	4,763,233
3.63%, 03/03/37 (Call 09/03/36)	3,255	3,665,260
3.70%, 03/01/46 (Call 09/01/45)	7,812	9,049,265
3.75%, 03/03/47 (Call 09/03/46)	2,720	3,182,890
4.38%, 12/05/33 (Call 06/05/33)	5,255	6,404,847
4.50%, 09/01/40	1,170	1,470,222
4.50%, 12/05/43 (Call 06/05/43)	633	808,645
4.85%, 05/15/41	1,400	1,832,740
4.95%, 05/15/33	367	472,865
5.85%, 07/15/38	775	1,103,949
5.95%, 08/15/37	4,280	6,174,628
6.95%, 09/01/29	540	773,966
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	2,230	2,257,674
2.85%, 03/15/23 (Call 12/15/22)	3,090	3,141,387
3.65%, 11/30/20	2,000	2,034,320
3.80%, 03/15/24 (Call 12/15/23)	3,548	3,723,626
3.95%, 02/16/28 (Call 11/16/27)	1,389	1,479,604
4.75%, 05/30/29 (Call 02/28/29)	2,290	2,605,470
4.88%, 03/15/44 (Call 09/15/43)	418	467,646
6.00%, 03/01/41 (Call 09/01/40)	75	94,765
Mead Johnson Nutrition Co. 3.00%, 11/15/20	2,473	2,496,024
4.13%, 11/15/25 (Call 08/15/25)	2,046	2,250,170
4.60%, 06/01/44 (Call 12/01/43)	2,598	3,235,237
5.90%, 11/01/39	2,095	2,925,039
Medco Health Solutions Inc., 4.13%, 09/15/20	1,410	1,434,788

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc. 2.35%, 02/10/22	$2,020	$2,050,785
2.40%, 09/15/22 (Call 03/15/22)	1,961	1,996,063
2.75%, 02/10/25 (Call 11/10/24)	8,130	8,457,151
2.80%, 05/18/23	11,187	11,587,271
2.90%, 03/07/24 (Call 02/07/24)	1,410	1,474,860
3.40%, 03/07/29 (Call 12/07/28)	4,100	4,509,795
3.60%, 09/15/42 (Call 03/15/42)	1,030	1,154,321
3.70%, 02/10/45 (Call 08/10/44)	6,830	7,807,851
3.88%, 01/15/21 (Call 10/15/20)	6,397	6,538,885
3.90%, 03/07/39 (Call 09/07/38)	3,000	3,551,280
4.00%, 03/07/49 (Call 09/07/48)	2,275	2,752,067
4.15%, 05/18/43	5,106	6,206,803
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	150	206,670
Mylan Inc. 4.20%, 11/29/23 (Call 08/29/23)	240	252,206
4.55%, 04/15/28 (Call 01/15/28)	1,927	2,072,566
5.20%, 04/15/48 (Call 10/15/47)	800	871,872
5.40%, 11/29/43 (Call 05/29/43)	4,275	4,597,634
Mylan NV 3.15%, 06/15/21 (Call 05/15/21)	968	979,045
3.95%, 06/15/26 (Call 03/15/26)	6,951	7,223,966
5.25%, 06/15/46 (Call 12/15/45)	3,255	3,558,268
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	3,784	3,845,074
2.40%, 09/21/22	5,099	5,190,272
3.00%, 11/20/25 (Call 08/20/25)	3,045	3,226,726
3.10%, 05/17/27 (Call 02/17/27)	3,990	4,289,848
3.40%, 05/06/24	5,218	5,577,416
3.70%, 09/21/42	2,048	2,323,763
4.00%, 11/20/45 (Call 05/20/45)	4,223	5,043,276
4.40%, 05/06/44	5,718	7,196,389
Perrigo Finance Unlimited Co. 3.50%, 12/15/21 (Call 10/15/21)	1,708	1,714,507
3.90%, 12/15/24 (Call 09/15/24)	3,505	3,574,013
4.38%, 03/15/26 (Call 12/15/25)	2,315	2,381,232
4.90%, 12/15/44 (Call 06/15/44)	1,640	1,569,431
Pfizer Inc. 1.95%, 06/03/21	3,175	3,180,683
2.20%, 12/15/21	3,915	3,947,651
2.75%, 06/03/26	6,275	6,549,782
2.80%, 03/11/22	1,785	1,829,375
2.95%, 03/15/24 (Call 02/15/24)	1,890	1,977,223
3.00%, 09/15/21	1,480	1,513,226
3.00%, 06/15/23	2,957	3,083,589
3.00%, 12/15/26	5,128	5,428,091
3.20%, 09/15/23 (Call 08/15/23)	1,993	2,097,294
3.40%, 05/15/24	2,765	2,944,614
3.45%, 03/15/29 (Call 12/15/28)	3,160	3,454,133
3.60%, 09/15/28 (Call 06/15/28)	1,162	1,280,826
3.90%, 03/15/39 (Call 09/15/38)	2,890	3,316,911
4.00%, 12/15/36	3,275	3,802,340
4.00%, 03/15/49 (Call 09/15/48)	3,030	3,560,462
4.10%, 09/15/38 (Call 03/15/38)	2,350	2,760,310
4.13%, 12/15/46	5,300	6,301,488
4.20%, 09/15/48 (Call 03/15/48)	878	1,062,863
4.30%, 06/15/43	5,315	6,385,388
4.40%, 05/15/44	4,175	5,087,822
5.60%, 09/15/40	1,000	1,380,120
5.80%, 08/12/23	279	319,494

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
7.20%, 03/15/39	$7,640	$12,145,843
Pharmacia LLC, 6.60%, 12/01/28	2,005	2,691,191
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	2,600	2,742,272
3.63%, 06/19/28 (Call 03/19/28)	3,083	3,457,769
4.00%, 03/29/21	2,913	3,003,420
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	7,778	7,799,156
2.88%, 09/23/23 (Call 07/23/23)	6,368	6,507,969
3.20%, 09/23/26 (Call 06/23/26)	10,502	10,914,519
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)(b)	345	357,472
4.40%, 11/26/23 (Call 10/26/23)(b)	2,500	2,709,025
5.00%, 11/26/28 (Call 08/26/28)(b)	3,050	3,606,747
Wyeth LLC
5.95%, 04/01/37	4,045	5,635,009
6.00%, 02/15/36	1,172	1,630,428
6.45%, 02/01/24	2,107	2,491,085
6.50%, 02/01/34	1,283	1,844,826
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	2,393	2,481,996
3.25%, 08/20/21	1,675	1,708,852
3.25%, 02/01/23 (Call 11/01/22)	4,631	4,789,843
3.45%, 11/13/20 (Call 10/13/20)	1,620	1,642,712
3.90%, 08/20/28 (Call 05/20/28)	1,160	1,284,758
3.95%, 09/12/47 (Call 03/12/47)	1,365	1,509,335
4.45%, 08/20/48 (Call 02/20/48)	150	180,611
4.50%, 11/13/25 (Call 08/13/25)	2,477	2,760,418
4.70%, 02/01/43 (Call 08/01/42)	5,930	7,205,484

		990,984,923

Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	325	333,876
4.25%, 12/01/27 (Call 09/01/27)	1,170	1,238,562
5.20%, 12/01/47 (Call 06/01/47)	1,930	2,084,632
5.25%, 01/15/25 (Call 01/15/21)	1,870	1,966,866
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	4,535	4,597,628
4.45%, 07/15/27 (Call 04/15/27)	3,104	3,230,426
4.80%, 05/03/29 (Call 02/03/29)	1,525	1,602,134
4.95%, 12/15/24 (Call 09/15/24)	607	651,985
5.95%, 06/01/26 (Call 03/01/26)	1,290	1,453,198
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	1,887	1,676,260
4.13%, 12/01/27 (Call 09/01/27)	645	566,755
4.15%, 07/01/23 (Call 04/01/23)	1,436	1,435,641
4.35%, 10/15/24 (Call 07/15/24)	1,658	1,605,126
4.88%, 02/01/21 (Call 11/01/20)	4,000	4,078,440
5.60%, 10/15/44 (Call 04/15/44)	1,270	1,076,465
5.85%, 11/15/43 (Call 05/15/43)	1,515	1,306,748
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	4,988	5,403,899
5.80%, 06/01/45 (Call 12/01/44)	1,175	1,481,745
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	739,405
8.63%, 01/15/22	1,635	1,858,799
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	949	975,031
4.40%, 03/15/27 (Call 12/15/26)	1,126	1,149,218
4.95%, 05/15/28 (Call 02/15/28)	2,976	3,146,227

Security	Par (000)	Value

Pipelines (continued)
5.00%, 05/15/44 (Call 11/15/43)	$495	$490,337
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,963,441
4.38%, 10/15/20 (Call 09/15/20)	2,335	2,383,848
5.50%, 09/15/40 (Call 03/15/40)	635	760,451
5.88%, 10/15/25 (Call 07/15/25)	2,210	2,589,081
7.38%, 10/15/45 (Call 04/15/45)	1,600	2,393,936
Series B, 7.50%, 04/15/38	1,315	1,902,595
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	712	725,749
3.50%, 06/10/24 (Call 03/10/24)	2,165	2,262,295
3.70%, 07/15/27 (Call 04/15/27)	2,245	2,400,107
4.00%, 10/01/23 (Call 07/01/23)	200	211,884
4.25%, 12/01/26 (Call 09/01/26)	2,553	2,812,768
4.50%, 06/10/44 (Call 12/10/43)	2,230	2,440,846
5.50%, 12/01/46 (Call 05/29/46)(d)	2,805	3,621,676
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	3,180	3,269,453
4.05%, 03/15/25 (Call 12/15/24)	3,630	3,822,862
4.15%, 10/01/20 (Call 08/01/20)	2,878	2,923,703
4.20%, 04/15/27 (Call 01/15/27)	394	417,845
4.25%, 03/15/23 (Call 12/15/22)	115	120,682
4.50%, 04/15/24 (Call 03/15/24)	1,227	1,316,510
4.65%, 06/01/21 (Call 03/01/21)	3,569	3,685,813
4.75%, 01/15/26 (Call 10/15/25)	5,721	6,261,406
4.90%, 02/01/24 (Call 11/01/23)	2,087	2,255,609
4.90%, 03/15/35 (Call 09/15/34)	1,775	1,868,134
4.95%, 06/15/28 (Call 03/15/28)	2,479	2,771,720
5.15%, 02/01/43 (Call 08/01/42)	1,130	1,184,025
5.15%, 03/15/45 (Call 09/15/44)	4,415	4,713,498
5.20%, 02/01/22 (Call 11/01/21)	5,431	5,752,407
5.25%, 04/15/29 (Call 01/15/29)	1,322	1,513,241
5.30%, 04/15/47 (Call 10/15/46)	1,498	1,644,699
5.50%, 06/01/27 (Call 03/01/27)	100	114,354
5.88%, 01/15/24 (Call 10/15/23)	375	419,509
5.95%, 10/01/43 (Call 04/01/43)	325	374,543
6.05%, 06/01/41 (Call 12/01/40)	660	761,488
6.13%, 12/15/45 (Call 06/15/45)	4,792	5,694,525
6.25%, 04/15/49 (Call 10/15/48)	2,370	2,938,753
6.50%, 02/01/42 (Call 08/01/41)	4,650	5,648,866
6.63%, 10/15/36	650	789,763
7.50%, 07/01/38	1,675	2,201,737
7.60%, 02/01/24 (Call 11/01/23)	760	886,859
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	556	642,224
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	3,880	4,635,397
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,000	1,056,770
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	725	771,393
5.00%, 10/01/22 (Call 07/01/22)	3,694	3,938,210
5.75%, 09/01/20 (Call 06/01/20)	2,250	2,302,492
5.88%, 03/01/22 (Call 01/01/22)	3,133	3,362,524
Enterprise Products Operating LLC
2.80%, 02/15/21	1,311	1,323,297
2.85%, 04/15/21 (Call 03/15/21)	2,046	2,068,813
3.13%, 07/31/29 (Call 04/30/29)	598	619,606
3.35%, 03/15/23 (Call 12/15/22)	5,182	5,382,181
3.50%, 02/01/22	2,483	2,567,496
3.70%, 02/15/26 (Call 11/15/25)	3,445	3,704,615
3.75%, 02/15/25 (Call 11/15/24)	4,535	4,858,980

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.90%, 02/15/24 (Call 11/15/23)	$3,895	$4,166,248
3.95%, 02/15/27 (Call 11/15/26)	1,190	1,297,076
4.05%, 02/15/22	182	190,947
4.15%, 10/16/28 (Call 07/16/28)	2,800	3,111,388
4.20%, 01/31/50 (Call 07/31/49)	390	424,425
4.25%, 02/15/48 (Call 08/15/47)	5,155	5,598,742
4.45%, 02/15/43 (Call 08/15/42)	1,507	1,664,647
4.80%, 02/01/49 (Call 08/01/48)	1,760	2,064,955
4.85%, 08/15/42 (Call 02/15/42)	5,948	6,864,706
4.85%, 03/15/44 (Call 09/15/43)	6,581	7,645,148
4.90%, 05/15/46 (Call 11/15/45)	3,420	4,045,176
4.95%, 10/15/54 (Call 04/15/54)	615	739,273
5.10%, 02/15/45 (Call 08/15/44)	6,585	7,891,266
5.20%, 09/01/20	662	680,980
5.38%, 02/15/78 (Call 02/15/28)(e)	46	44,458
5.70%, 02/15/42	380	480,711
5.95%, 02/01/41	2,280	2,927,269
6.13%, 10/15/39	1,745	2,271,763
6.45%, 09/01/40	1,215	1,656,361
7.55%, 04/15/38	410	590,646
Series D, 4.88%, 08/16/77 (Call 08/16/22)(e)	97	92,828
Series D, 6.88%, 03/01/33	515	713,373
Series E, 5.25%, 08/16/77 (Call 08/16/27)(e)	2,050	2,020,992
Series H, 6.65%, 10/15/34	2,225	3,078,243
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	1,940	1,901,957
4.75%, 07/15/23 (Call 06/15/23)	1,048	1,056,709
5.50%, 07/15/28 (Call 04/15/28)	939	949,273
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	200	195,060
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/17/22)	200	205,938
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	2,299	2,379,511
3.50%, 03/01/21 (Call 01/01/21)	3,076	3,122,571
3.50%, 09/01/23 (Call 06/01/23)	3,500	3,637,270
3.95%, 09/01/22 (Call 06/01/22)	829	864,887
4.15%, 03/01/22	90	94,066
4.15%, 02/01/24 (Call 11/01/23)	1,683	1,792,765
4.25%, 09/01/24 (Call 06/01/24)	436	469,001
4.30%, 05/01/24 (Call 02/01/24)	2,106	2,261,865
4.70%, 11/01/42 (Call 05/01/42)	205	220,609
5.00%, 10/01/21 (Call 07/01/21)	1,989	2,082,045
5.00%, 08/15/42 (Call 02/15/42)	555	599,550
5.00%, 03/01/43 (Call 09/01/42)	680	755,834
5.30%, 09/15/20	2,885	2,971,290
5.40%, 09/01/44 (Call 03/01/44)	2,880	3,354,163
5.50%, 03/01/44 (Call 09/01/43)	2,275	2,679,381
5.63%, 09/01/41	2,475	2,904,239
5.80%, 03/01/21	77	80,850
5.80%, 03/15/35	435	515,271
6.38%, 03/01/41	475	596,709
6.50%, 02/01/37	200	249,268
6.50%, 09/01/39	1,030	1,320,923
6.55%, 09/15/40	1,100	1,408,077
6.95%, 01/15/38	4,304	5,702,456
7.30%, 08/15/33	720	985,068
7.40%, 03/15/31	325	428,197
7.50%, 11/15/40	1,417	1,958,166
7.75%, 03/15/32	132	183,096

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	$2,558	$2,627,296
4.30%, 06/01/25 (Call 03/01/25)	5,625	6,105,544
4.30%, 03/01/28 (Call 12/01/27)	1,970	2,158,687
5.05%, 02/15/46 (Call 08/15/45)	3,316	3,742,769
5.20%, 03/01/48 (Call 09/01/47)	130	152,975
5.30%, 12/01/34 (Call 06/01/34)	8,622	10,065,581
5.55%, 06/01/45 (Call 12/01/44)	6,503	7,781,230
6.50%, 09/15/20	400	416,640
7.75%, 01/15/32	2,535	3,563,247
7.80%, 08/01/31	650	894,719
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	200	206,338
3.95%, 03/01/50 (Call 09/01/49)	350	365,232
4.20%, 12/01/42 (Call 06/01/42)	400	407,724
4.20%, 03/15/45 (Call 09/15/44)	225	230,409
4.20%, 10/03/47 (Call 04/03/47)	2,325	2,487,308
4.25%, 02/01/21	2,125	2,184,670
4.25%, 09/15/46 (Call 03/15/46)	635	690,982
4.85%, 02/01/49 (Call 08/01/48)	935	1,100,897
5.00%, 03/01/26 (Call 12/01/25)	2,980	3,378,664
5.15%, 10/15/43 (Call 04/15/43)	760	908,702
6.40%, 05/01/37	1,150	1,454,796
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	2,668	2,744,892
4.00%, 02/15/25 (Call 11/15/24)	865	910,871
4.00%, 03/15/28 (Call 12/15/27)	5,103	5,342,892
4.13%, 03/01/27 (Call 12/01/26)	1,794	1,887,467
4.50%, 07/15/23 (Call 04/15/23)	2,711	2,889,519
4.50%, 04/15/38 (Call 10/15/37)	1,920	1,977,101
4.70%, 04/15/48 (Call 10/15/47)	2,425	2,485,989
4.80%, 02/15/29 (Call 11/15/28)	2,845	3,157,637
4.88%, 12/01/24 (Call 09/01/24)	5,246	5,757,800
4.88%, 06/01/25 (Call 03/01/25)	2,162	2,386,783
4.90%, 04/15/58 (Call 10/15/57)	175	177,273
5.20%, 03/01/47 (Call 09/01/46)	3,486	3,807,165
5.50%, 02/15/49 (Call 08/15/48)	6,015	6,885,912
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,395	2,539,778
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)(d)	430	432,976
3.40%, 09/01/29 (Call 06/01/29)	1,000	1,004,290
4.00%, 07/13/27 (Call 04/13/27)	3,627	3,813,936
4.25%, 02/01/22 (Call 11/02/21)	1,085	1,126,035
4.35%, 03/15/29 (Call 12/15/28)	2,537	2,742,776
4.45%, 09/01/49 (Call 03/01/49)	1,000	1,016,170
4.55%, 07/15/28 (Call 04/15/28)	1,355	1,481,381
4.95%, 07/13/47 (Call 01/06/47)	1,525	1,645,551
5.20%, 07/15/48 (Call 01/15/48)	2,815	3,150,492
7.50%, 09/01/23 (Call 06/01/23)	538	632,833
ONEOK Partners LP
3.38%, 10/01/22 (Call 04/01/22)	6,320	6,474,398
4.90%, 03/15/25 (Call 12/15/24)	1,311	1,441,759
5.00%, 09/15/23 (Call 06/15/23)	150	163,205
6.13%, 02/01/41 (Call 08/01/40)	4,360	5,306,556
6.20%, 09/15/43 (Call 03/15/43)	325	404,414
6.65%, 10/01/36	1,150	1,445,952
6.85%, 10/15/37	1,550	2,005,514
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	190	198,066

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.61%, 02/15/25 (Call 11/15/24)	$350	$364,455
3.75%, 03/01/28 (Call 01/01/27)	7,441	7,753,671
4.68%, 02/15/45 (Call 08/15/44)	885	955,251
4.90%, 10/01/46 (Call 04/01/46)	275	312,582
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,181	1,185,783
3.60%, 11/01/24 (Call 08/01/24)	2,276	2,341,845
3.65%, 06/01/22 (Call 03/01/22)	3,187	3,271,647
3.85%, 10/15/23 (Call 07/15/23)	1,920	1,993,555
4.30%, 01/31/43 (Call 07/31/42)	740	694,749
4.50%, 12/15/26 (Call 09/15/26)	2,160	2,317,226
4.65%, 10/15/25 (Call 07/15/25)	2,950	3,158,712
4.70%, 06/15/44 (Call 12/15/43)	1,911	1,923,001
4.90%, 02/15/45 (Call 08/15/44)	2,473	2,530,547
5.00%, 02/01/21 (Call 11/01/20)	2,170	2,230,673
5.15%, 06/01/42 (Call 12/01/41)	895	932,447
6.65%, 01/15/37	1,009	1,218,478
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	2,120	2,249,299
5.00%, 03/15/27 (Call 09/15/26)	6,401	7,072,657
5.63%, 02/01/21 (Call 11/01/20)	7,825	8,095,197
5.63%, 04/15/23 (Call 01/15/23)	5,275	5,755,183
5.63%, 03/01/25 (Call 12/01/24)	6,379	7,164,829
5.75%, 05/15/24 (Call 02/15/24)	6,580	7,349,926
5.88%, 06/30/26 (Call 12/31/25)	4,797	5,505,133
6.25%, 03/15/22 (Call 12/15/21)	3,675	3,968,816
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	930	1,358,786
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	2,865	2,949,374
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,381	3,534,835
3.50%, 03/15/25 (Call 12/15/24)	2,635	2,754,207
4.50%, 03/15/45 (Call 09/15/44)	1,963	2,141,653
4.60%, 06/15/21 (Call 03/15/21)	1,042	1,074,886
4.75%, 03/15/24 (Call 12/15/23)	1,310	1,432,223
5.95%, 09/25/43 (Call 03/25/43)	1,110	1,449,172
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,145	2,200,255
3.90%, 07/15/26 (Call 04/15/26)	1,970	2,039,206
4.00%, 10/01/27 (Call 07/01/27)	2,503	2,632,205
4.25%, 04/01/24 (Call 01/01/24)	770	815,053
4.40%, 04/01/21 (Call 03/01/21)	160	164,494
4.65%, 02/15/22	2,486	2,614,104
4.95%, 01/15/43 (Call 07/15/42)	105	107,373
5.30%, 04/01/44 (Call 10/01/43)	3,013	3,210,532
5.35%, 05/15/45 (Call 11/15/44)	2,642	2,867,627
5.40%, 10/01/47 (Call 04/01/47)	1,650	1,840,063
5.95%, 12/01/25 (Call 08/01/25)	921	1,062,051
6.10%, 02/15/42	1,825	2,109,371
6.85%, 02/15/40	290	361,627
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,585	1,663,981
4.38%, 03/13/25 (Call 12/13/24)	1,275	1,361,075
4.65%, 06/15/21 (Call 03/15/21)	1,130	1,164,499
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	305	379,688
7.00%, 10/15/28	4,399	5,631,424
Texas Eastern Transmission LP, 7.00%, 07/15/32	190	257,007
TransCanada PipeLines Ltd. 2.50%, 08/01/22	4,093	4,127,217

Security	Par (000)	Value

Pipelines (continued)
3.75%, 10/16/23 (Call 07/16/23)	$2,500	$2,633,350
3.80%, 10/01/20	1,736	1,765,304
4.25%, 05/15/28 (Call 02/15/28)	4,799	5,354,580
4.63%, 03/01/34 (Call 12/01/33)	5,214	5,954,075
4.75%, 05/15/38 (Call 11/15/37)	1,000	1,156,120
4.88%, 01/15/26 (Call 10/15/25)	3,715	4,196,873
4.88%, 05/15/48 (Call 11/15/47)	775	919,042
5.00%, 10/16/43 (Call 04/16/43)	666	781,071
5.10%, 03/15/49 (Call 09/15/48)	572	700,151
5.60%, 03/31/34	715	884,741
5.85%, 03/15/36	3,225	4,076,819
6.10%, 06/01/40	2,530	3,331,302
6.20%, 10/15/37	4,058	5,294,189
7.25%, 08/15/38	2,546	3,659,519
7.63%, 01/15/39	4,857	7,235,959
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	367	393,248
4.45%, 08/01/42 (Call 02/01/42)	30	33,154
4.60%, 03/15/48 (Call 09/15/47)	865	974,319
5.40%, 08/15/41 (Call 02/15/41)	1,465	1,759,875
7.85%, 02/01/26 (Call 11/01/25)	4,188	5,362,022
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	596	647,417
4.50%, 03/15/28 (Call 12/15/27)	638	701,704
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	910	901,874
4.00%, 07/01/22 (Call 04/01/22)	3,850	3,921,995
4.50%, 03/01/28 (Call 12/01/27)	1,559	1,558,532
4.65%, 07/01/26 (Call 04/01/26)	3,958	4,031,738
4.75%, 08/15/28 (Call 05/15/28)	1,075	1,087,911
5.30%, 03/01/48 (Call 09/01/47)	1,275	1,159,090
5.38%, 06/01/21 (Call 03/01/21)	4,155	4,314,594
5.45%, 04/01/44 (Call 10/01/43)	1,115	1,035,266
5.50%, 08/15/48 (Call 02/15/48)	950	886,521
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,359	2,416,984
3.60%, 03/15/22 (Call 01/15/22)	5,949	6,123,960
3.70%, 01/15/23 (Call 10/15/22)	37	38,385
3.75%, 06/15/27 (Call 03/15/27)	3,814	3,984,829
3.90%, 01/15/25 (Call 10/15/24)	3,125	3,290,687
4.00%, 11/15/21 (Call 08/15/21)	3,181	3,276,176
4.00%, 09/15/25 (Call 06/15/25)	4,997	5,307,414
4.13%, 11/15/20 (Call 08/15/20)	4,050	4,118,890
4.30%, 03/04/24 (Call 12/04/23)	3,873	4,144,304
4.50%, 11/15/23 (Call 08/15/23)	300	322,512
4.85%, 03/01/48 (Call 09/01/47)	3,775	4,146,573
4.90%, 01/15/45 (Call 07/15/44)	1,800	1,967,076
5.10%, 09/15/45 (Call 03/15/45)	3,435	3,840,845
5.40%, 03/04/44 (Call 09/04/43)	2,245	2,558,649
5.80%, 11/15/43 (Call 05/15/43)	1,478	1,759,441
6.30%, 04/15/40	4,498	5,638,693
7.88%, 09/01/21	1,150	1,269,865
Series A, 7.50%, 01/15/31	50	66,377

		672,387,226

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,340	1,421,472

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	$4,214	$4,717,067
5.25%, 03/15/25 (Call 12/15/24)	3,055	3,441,855

		9,580,394

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 10/17/29)	1,230	1,302,656
3.45%, 04/30/25 (Call 10/30/22)	1,840	1,935,772
3.80%, 04/15/26 (Call 01/15/26)	1,457	1,565,386
3.90%, 06/15/23 (Call 12/15/45)	3,500	3,719,310
3.95%, 01/15/27 (Call 05/29/46)	96	103,959
3.95%, 01/15/28 (Call 01/01/22)	498	543,139
4.00%, 01/15/24 (Call 05/14/42)	1,214	1,305,681
4.00%, 02/01/50 (Call 06/30/45)	1,500	1,664,010
4.30%, 01/15/26 (Call 11/19/22)	90	99,309
4.50%, 07/30/29 (Call 02/15/47)	895	1,024,963
4.70%, 07/01/30 (Call 03/01/26)	100	117,272
4.85%, 04/15/49 (Call 06/03/24)	615	772,372
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (Call 05/15/26)	1,086	1,126,356
3.35%, 10/01/20 (Call 09/01/20)	197	199,348
3.63%, 11/15/27 (Call 08/15/27)	1,025	1,087,781
3.75%, 04/15/23 (Call 01/15/23)	3,122	3,269,671
4.13%, 07/01/24 (Call 04/01/24)	150	161,544
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	2,425	2,633,162
American Tower Corp.
2.25%, 01/15/22	2,615	2,622,479
2.95%, 01/15/25 (Call 12/15/24)	1,028	1,055,304
3.00%, 06/15/23	1,498	1,538,281
3.13%, 01/15/27 (Call 10/15/26)	2,823	2,907,492
3.30%, 02/15/21 (Call 01/15/21)	2,299	2,334,221
3.38%, 05/15/24 (Call 04/15/24)	1,969	2,055,282
3.38%, 10/15/26 (Call 07/15/26)	2,305	2,411,260
3.45%, 09/15/21	1,231	1,261,541
3.50%, 01/31/23	4,009	4,171,284
3.55%, 07/15/27 (Call 04/15/27)	1,060	1,124,077
3.60%, 01/15/28 (Call 10/15/27)	3,525	3,735,019
3.80%, 08/15/29 (Call 05/15/29)	1,150	1,240,401
3.95%, 03/15/29 (Call 12/15/28)	1,865	2,033,484
4.00%, 06/01/25 (Call 03/01/25)	4,818	5,175,255
4.40%, 02/15/26 (Call 11/15/25)	843	926,449
4.70%, 03/15/22	3,673	3,901,608
5.00%, 02/15/24	4,166	4,625,968
5.90%, 11/01/21	185	199,178
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	375	385,260
2.90%, 10/15/26 (Call 07/15/26)	2,705	2,815,878
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,154,474
2.95%, 05/11/26 (Call 02/11/26)	1,411	1,470,206
3.20%, 01/15/28 (Call 10/15/27)	2,450	2,603,762
3.30%, 06/01/29 (Call 03/01/29)	754	809,751
3.35%, 05/15/27 (Call 02/15/27)	849	910,451
3.45%, 06/01/25 (Call 03/03/25)	2,776	2,954,663
3.50%, 11/15/25 (Call 08/15/25)	470	502,599
3.63%, 10/01/20 (Call 07/01/20)	378	382,827
3.95%, 01/15/21 (Call 10/15/20)	1,450	1,479,217
4.15%, 07/01/47 (Call 01/01/47)	500	599,995
4.20%, 12/15/23 (Call 09/16/23)	250	270,800

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.35%, 04/15/48 (Call 10/15/47)	$1,945	$2,407,015
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	3,517	3,572,885
2.90%, 03/15/30 (Call 12/15/29)	480	485,539
3.13%, 09/01/23 (Call 06/01/23)	4,625	4,783,499
3.20%, 01/15/25 (Call 10/15/24)	1,440	1,496,491
3.40%, 06/21/29 (Call 03/21/29)	1,248	1,323,292
3.65%, 02/01/26 (Call 11/03/25)	4,323	4,595,522
3.80%, 02/01/24 (Call 11/01/23)	3,438	3,651,053
3.85%, 02/01/23 (Call 11/01/22)	2,195	2,311,313
4.13%, 05/15/21 (Call 02/15/21)	2,368	2,439,727
4.50%, 12/01/28 (Call 09/01/28)	984	1,134,444
5.63%, 11/15/20 (Call 08/15/20)	2,105	2,172,760
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	2,205	2,330,090
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	402	419,620
3.85%, 02/01/25 (Call 11/01/24)	269	282,759
3.88%, 08/15/22 (Call 06/15/22)	525	547,360
3.90%, 03/15/27 (Call 12/15/26)	3,500	3,694,565
4.13%, 06/15/26 (Call 03/15/26)	1,064	1,136,352
4.13%, 05/15/29 (Call 02/15/29)	3,814	4,123,659
Camden Property Trust
2.95%, 12/15/22 (Call 02/02/22)	1,075	1,101,208
3.15%, 07/01/29 (Call 04/01/29)	1,065	1,128,655
4.10%, 10/15/28 (Call 07/15/28)	50	56,556
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,244,277
4.63%, 06/15/21 (Call 03/15/21)	122	126,503
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	8,055	8,492,628
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	250	255,445
4.15%, 04/01/25 (Call 01/01/25)	75	78,621
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	1,363	1,392,182
3.70%, 06/15/21 (Call 04/15/21)	2,223	2,250,410
5.00%, 07/01/25 (Call 04/01/25)	715	777,877
5.25%, 02/15/24 (Call 11/15/23)	675	729,864
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,734	1,733,480
3.10%, 11/15/29 (Call 08/15/29)	1,025	1,046,546
3.15%, 07/15/23 (Call 06/15/23)	1,010	1,041,441
3.20%, 09/01/24 (Call 07/01/24)	2,060	2,132,203
3.40%, 02/15/21 (Call 01/15/21)	2,855	2,898,082
3.65%, 09/01/27 (Call 06/01/27)	6,198	6,587,420
3.70%, 06/15/26 (Call 03/15/26)	2,942	3,129,611
3.80%, 02/15/28 (Call 11/15/27)	2,050	2,196,165
4.00%, 03/01/27 (Call 12/01/26)	542	586,861
4.00%, 11/15/49 (Call 05/15/49)	1,170	1,258,990
4.30%, 02/15/29 (Call 11/15/28)	71	79,447
4.45%, 02/15/26 (Call 11/15/25)	3,390	3,748,798
4.75%, 05/15/47 (Call 11/15/46)	1,570	1,879,510
4.88%, 04/15/22	2,314	2,467,650
5.25%, 01/15/23	9,707	10,624,700
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	2,120	2,156,570
4.00%, 11/15/25 (Call 08/15/25)	1,276	1,368,918
4.38%, 12/15/23 (Call 09/15/23)	575	616,653
4.38%, 02/15/29 (Call 11/15/28)	2,028	2,253,027

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	$1,038	$1,051,837
3.60%, 07/01/29 (Call 04/01/29)	1,100	1,160,676
3.63%, 10/01/22 (Call 07/01/22)	4,285	4,445,088
3.70%, 08/15/27 (Call 06/15/27)	2,831	3,012,212
3.95%, 07/01/22 (Call 05/01/22)	1,375	1,439,886
4.45%, 07/15/28 (Call 04/15/28)	361	402,771
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,440,725
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	2,920	3,081,797
3.88%, 02/15/21 (Call 12/15/20)	850	867,961
3.88%, 10/15/22 (Call 07/15/22)	1,910	1,998,834
4.00%, 09/15/28 (Call 06/15/28)	380	418,783
4.38%, 06/15/22 (Call 03/15/22)	3,075	3,236,099
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	845	850,881
4.50%, 04/01/25 (Call 01/01/25)	1,290	1,367,864
4.50%, 06/01/27 (Call 03/01/27)	2,050	2,186,038
4.75%, 12/15/26 (Call 09/15/26)	860	933,642
4.95%, 04/15/28 (Call 01/15/28)	1,368	1,501,927
Equinix Inc., 5.75%, 01/01/25 (Call 01/01/20)	50	52,140
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	805	805,998
2.85%, 11/01/26 (Call 08/01/26)	2,275	2,362,064
3.00%, 04/15/23 (Call 01/15/23)	1,311	1,357,750
3.00%, 07/01/29 (Call 04/01/29)	502	526,161
3.25%, 08/01/27 (Call 05/01/27)	500	533,580
3.38%, 06/01/25 (Call 03/01/25)	58	61,666
3.50%, 03/01/28 (Call 12/01/27)	1,450	1,569,871
4.00%, 08/01/47 (Call 02/01/47)	250	289,498
4.15%, 12/01/28 (Call 09/01/28)	1,575	1,791,027
4.50%, 07/01/44 (Call 01/01/44)	2,740	3,361,925
4.50%, 06/01/45 (Call 12/01/44)	730	901,068
4.63%, 12/15/21 (Call 09/15/21)	1,820	1,915,350
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	1,550	1,590,424
3.25%, 05/01/23 (Call 02/01/23)	379	390,306
3.38%, 01/15/23 (Call 10/15/22)(d)	220	227,293
3.38%, 04/15/26 (Call 01/15/26)	500	527,660
3.50%, 04/01/25 (Call 01/01/25)	428	450,410
3.63%, 08/15/22 (Call 05/15/22)	1,038	1,076,645
3.63%, 05/01/27 (Call 02/01/27)	1,425	1,518,266
3.88%, 05/01/24 (Call 02/01/24)	1,420	1,507,827
4.00%, 03/01/29 (Call 12/01/28)	517	571,564
4.50%, 03/15/48 (Call 09/15/47)	1,175	1,388,885
5.20%, 03/15/21 (Call 12/15/20)	265	274,662
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	1,473	1,549,125
3.25%, 07/15/27 (Call 04/15/27)	1,150	1,212,422
3.95%, 01/15/24 (Call 10/15/23)	200	214,026
4.50%, 12/01/44 (Call 06/01/44)	205	248,259
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	215	216,578
4.00%, 01/15/30 (Call 10/17/29)	980	987,869
4.38%, 04/15/21 (Call 01/15/21)	614	625,525
5.25%, 06/01/25 (Call 03/01/25)	1,345	1,480,563
5.30%, 01/15/29 (Call 10/15/28)	1,610	1,797,082
5.38%, 11/01/23 (Call 08/01/23)	3,315	3,595,482
5.38%, 04/15/26 (Call 01/15/26)	3,180	3,492,403
5.75%, 06/01/28 (Call 03/03/28)	3,796	4,327,022

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	$215	$220,246
3.25%, 07/15/26 (Call 05/15/26)	303	313,481
3.40%, 02/01/25 (Call 11/01/24)	2,447	2,556,479
3.50%, 07/15/29 (Call 04/15/29)	638	673,466
3.88%, 08/15/24 (Call 05/15/24)	2,664	2,861,882
4.00%, 12/01/22 (Call 10/01/22)	1,009	1,062,316
4.00%, 06/01/25 (Call 03/01/25)	4,301	4,604,220
4.20%, 03/01/24 (Call 12/01/23)	300	323,907
4.25%, 11/15/23 (Call 08/15/23)	1,862	2,000,105
6.75%, 02/01/41 (Call 08/01/40)	400	574,252
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	790	829,018
3.75%, 04/15/23 (Call 01/15/23)	800	829,136
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	390	395,269
3.70%, 04/15/23 (Call 01/15/23)	2,575	2,663,245
3.75%, 07/01/27 (Call 04/01/27)	1,495	1,579,841
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	30	30,352
3.63%, 01/15/23 (Call 10/15/22)	890	922,788
3.88%, 03/01/27 (Call 12/01/26)	2,000	2,118,080
4.13%, 03/15/28 (Call 12/15/27)	53	57,384
4.20%, 04/15/29 (Call 01/15/29)	1,885	2,051,087
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	2,160	2,102,738
4.25%, 02/15/21 (Call 11/15/20)	3,175	3,221,323
4.38%, 02/15/30 (Call 08/15/29)	750	744,900
4.50%, 06/15/23 (Call 12/15/22)	993	1,036,732
4.50%, 03/15/25 (Call 09/15/24)	1,800	1,833,516
4.65%, 03/15/24 (Call 09/15/23)	1,732	1,808,295
4.95%, 02/15/27 (Call 08/15/26)	450	467,352
5.00%, 08/15/22 (Call 02/15/22)	3,950	4,152,990
5.25%, 02/15/26 (Call 08/15/25)	1,250	1,317,425
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	1,527	1,604,953
5.25%, 03/15/22 (Call 12/15/21)	546	579,115
Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	106,901
Series D, 3.75%, 10/15/23 (Call 07/15/22)	1,754	1,828,983
Series E, 4.00%, 06/15/25 (Call 03/15/25)	850	902,284
Series F, 4.50%, 02/01/26 (Call 11/01/25)	2,270	2,482,812
Hudson Pacific Properties LP
3.95%, 11/01/27	775	826,561
4.65%, 04/01/29 (Call 01/01/29)	1,000	1,123,490
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	3,427	3,592,490
4.25%, 08/15/29 (Call 05/15/29)	1,375	1,514,067
4.38%, 10/01/25 (Call 07/01/25)	100	108,480
4.75%, 12/15/28 (Call 09/15/28)	300	342,486
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	1,550	1,576,489
2.80%, 10/01/26 (Call 07/01/26)	1,334	1,348,727
3.13%, 06/01/23 (Call 03/01/23)	1,750	1,802,990
3.20%, 05/01/21 (Call 03/01/21)	1,494	1,516,261
3.30%, 02/01/25 (Call 12/01/24)	1,887	1,955,536
3.40%, 11/01/22 (Call 09/01/22)	500	517,525
3.70%, 10/01/49 (Call 04/01/49)	1,000	994,800
3.80%, 04/01/27 (Call 01/01/27)	1,200	1,282,944
4.25%, 04/01/45 (Call 10/01/44)	2,990	3,222,921
4.45%, 09/01/47 (Call 03/01/47)	1,895	2,127,441

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	$537	$538,643
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	375	387,510
3.75%, 04/01/25 (Call 01/01/25)	750	791,078
4.13%, 06/15/22 (Call 03/15/22)	75	78,416
4.38%, 02/01/29 (Call 11/01/28)	1,542	1,728,582
4.40%, 02/15/24 (Call 11/15/23)	1,529	1,652,925
4.75%, 10/01/20 (Call 07/01/20)	2,600	2,654,652
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	479	511,941
4.00%, 06/15/29 (Call 03/15/29)	1,560	1,680,697
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	750	776,603
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	1,639	1,752,501
3.75%, 06/15/24 (Call 03/13/24)	790	834,193
3.95%, 03/15/29 (Call 12/15/28)	888	980,459
4.00%, 11/15/25 (Call 08/15/25)	65	70,184
4.20%, 06/15/28 (Call 03/15/28)	100	111,881
4.30%, 10/15/23 (Call 07/15/23)	3,525	3,783,030
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	920	949,339
3.50%, 10/15/27 (Call 07/15/27)	3,020	3,190,781
3.60%, 12/15/26 (Call 09/15/26)	775	822,391
3.80%, 10/15/22 (Call 07/15/22)	100	104,117
3.90%, 06/15/24 (Call 03/15/24)	1,760	1,871,144
4.00%, 11/15/25 (Call 08/15/25)	675	728,474
4.30%, 10/15/28 (Call 07/15/28)	400	447,504
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	277	282,715
4.15%, 02/01/22 (Call 12/01/21)	785	802,364
4.25%, 05/15/24 (Call 02/15/24)	2,284	2,334,705
4.50%, 02/01/25 (Call 11/01/24)	2,330	2,405,073
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,645	1,734,027
4.50%, 01/15/25 (Call 10/15/24)	1,541	1,628,051
4.50%, 04/01/27 (Call 01/01/27)	3,280	3,512,158
4.75%, 01/15/28 (Call 10/15/27)	2,642	2,882,898
4.95%, 04/01/24 (Call 01/01/24)	1,925	2,065,775
5.25%, 01/15/26 (Call 10/15/25)	1,895	2,099,167
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	2,870	3,020,761
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	1,470	1,489,889
4.45%, 03/15/24 (Call 12/15/23)	850	898,161
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	1,477	1,620,623
4.25%, 08/15/23 (Call 05/15/23)	2,507	2,712,048
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	530	536,683
3.09%, 09/15/27 (Call 06/15/27)	2,310	2,446,429
3.39%, 05/01/29 (Call 02/01/29)	1,588	1,727,252
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	760	775,914
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	1,050	1,090,803
3.25%, 10/15/22 (Call 07/15/22)	3,212	3,327,311
3.25%, 06/15/29 (Call 03/15/29)	1,003	1,062,197
3.65%, 01/15/28 (Call 10/15/27)	1,850	2,008,582
3.88%, 07/15/24 (Call 04/15/24)	2,625	2,822,164
3.88%, 04/15/25 (Call 02/15/25)	856	927,399
4.13%, 10/15/26 (Call 07/15/26)	1,897	2,106,884
4.65%, 08/01/23 (Call 05/01/23)	3,150	3,437,595

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.65%, 03/15/47 (Call 09/15/46)	$890	$1,133,637
5.75%, 01/15/21 (Call 10/15/20)	75	77,948
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	450	469,152
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,000	1,012,670
3.60%, 02/01/27 (Call 11/01/26)	389	413,126
3.75%, 06/15/24 (Call 03/15/24)	700	739,319
3.90%, 11/01/25 (Call 08/01/25)	105	112,716
4.13%, 03/15/28 (Call 12/15/27)	335	369,167
4.40%, 02/01/47 (Call 08/01/46)	1,697	1,984,014
4.65%, 03/15/49 (Call 09/15/48)	1,250	1,520,150
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,581	1,708,523
Sabra Health Care LP/Sabra Capital Corp., 4.80%, 06/01/24 (Call 05/01/24)	1,680	1,765,361
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,704	1,720,154
2.50%, 09/01/20 (Call 06/01/20)	780	782,761
2.50%, 07/15/21 (Call 04/15/21)	1,330	1,341,026
2.63%, 06/15/22 (Call 03/15/22)	1,819	1,850,232
2.75%, 02/01/23 (Call 12/01/22)	2,409	2,470,984
3.30%, 01/15/26 (Call 10/15/25)	4,997	5,279,031
3.38%, 03/15/22 (Call 12/15/21)	100	103,229
3.38%, 10/01/24 (Call 07/01/24)	3,088	3,281,587
3.38%, 06/15/27 (Call 03/15/27)	4,174	4,455,035
3.38%, 12/01/27 (Call 09/01/27)	402	430,534
3.50%, 09/01/25 (Call 06/01/25)	358	381,961
3.75%, 02/01/24 (Call 11/01/23)	2,677	2,865,648
4.13%, 12/01/21 (Call 09/01/21)	4,127	4,296,248
4.25%, 10/01/44 (Call 04/01/44)(d)	750	893,108
4.25%, 11/30/46 (Call 05/30/46)	1,700	2,045,933
4.38%, 03/01/21 (Call 12/01/20)	5,994	6,168,725
4.75%, 03/15/42 (Call 09/15/41)	2,394	2,993,721
6.75%, 02/01/40 (Call 11/01/39)	1,700	2,566,048
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,265	2,341,127
4.25%, 02/01/26 (Call 11/01/25)	1,617	1,731,096
4.63%, 07/15/22 (Call 04/15/22)	79	82,737
4.70%, 06/01/27 (Call 03/01/27)	1,129	1,246,608
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,600	1,636,016
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	525	551,854
Spirit Realty LP
4.00%, 07/15/29 (Call 04/15/29)	845	902,333
4.45%, 09/15/26 (Call 06/15/26)	1,870	2,023,246
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	1,239	1,348,602
4.63%, 03/15/29 (Call 12/15/28)	1,466	1,624,284
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	2,140	2,120,911
3.88%, 12/01/23 (Call 09/01/23)	640	663,392
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	212	217,720
3.00%, 08/15/31 (Call 05/15/31)	1,000	1,019,730
3.20%, 01/15/30 (Call 10/15/29)	1,030	1,076,484
3.50%, 07/01/27 (Call 04/01/27)	2,050	2,176,136
3.50%, 01/15/28 (Call 10/15/27)	660	703,468
3.70%, 10/01/20 (Call 07/01/20)	795	805,788
3.75%, 07/01/24 (Call 04/01/24)	100	106,257

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 10/01/25 (Call 07/01/25)	$400	$435,744
4.40%, 01/26/29 (Call 10/26/28)	560	639,817
Series 0001, 4.63%, 01/10/22 (Call 10/10/21)	1,950	2,043,580
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	437	442,397
3.00%, 01/15/30 (Call 10/15/29)	1,000	1,006,700
3.10%, 01/15/23 (Call 12/15/22)	820	843,887
3.25%, 10/15/26 (Call 07/15/26)	3,125	3,233,844
3.50%, 04/15/24 (Call 03/15/24)	853	897,996
3.50%, 02/01/25 (Call 11/01/24)	1,275	1,341,937
3.75%, 05/01/24 (Call 02/01/24)	815	863,354
3.85%, 04/01/27 (Call 01/01/27)	975	1,045,658
4.13%, 01/15/26 (Call 10/15/25)	2,905	3,157,677
4.38%, 02/01/45 (Call 08/01/44)	55	61,661
4.40%, 01/15/29 (Call 10/15/28)	3,166	3,555,703
4.88%, 04/15/49 (Call 10/15/48)	1,325	1,617,361
5.70%, 09/30/43 (Call 03/30/43)	725	957,790
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	451	463,592
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	2,715	2,908,118
4.13%, 06/01/21 (Call 05/01/21)	1,775	1,822,410
4.60%, 02/06/24 (Call 11/06/23)	1,327	1,433,133
4.63%, 11/01/25 (Call 09/01/25)	325	357,367
4.88%, 06/01/26 (Call 03/01/26)	3,252	3,644,451
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	1,150	1,193,539
Washington REIT
3.95%, 10/15/22 (Call 07/15/22)	95	98,690
4.95%, 10/01/20 (Call 04/01/20)	450	456,309
Weingarten Realty Investors
3.25%, 08/15/26 (Call 05/15/26)	325	329,901
4.45%, 01/15/24 (Call 10/15/23)	650	692,998
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)	1,000	1,016,440
3.63%, 03/15/24 (Call 02/15/24)	1,702	1,793,142
3.75%, 03/15/23 (Call 12/15/22)(d)	1,115	1,172,824
3.95%, 09/01/23 (Call 08/01/23)	461	490,960
4.00%, 06/01/25 (Call 03/01/25)	5,116	5,490,184
4.13%, 03/15/29 (Call 09/15/28)	950	1,046,663
4.25%, 04/01/26 (Call 01/01/26)	1,285	1,400,766
4.25%, 04/15/28 (Call 01/15/28)	1,501	1,661,007
4.50%, 01/15/24 (Call 10/15/23)	846	916,607
4.95%, 01/15/21 (Call 10/15/20)	2,507	2,596,400
5.25%, 01/15/22 (Call 10/15/21)	3,698	3,935,892
6.50%, 03/15/41 (Call 09/15/40)	2,780	3,806,320
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	2,349	2,413,175
4.00%, 11/15/29 (Call 08/15/29)	1,145	1,259,992
4.63%, 09/15/23	44	47,755
4.70%, 03/15/21 (Call 12/15/20)	1,750	1,800,995
6.88%, 12/15/33	1,251	1,695,168
6.95%, 10/01/27	710	912,386
7.38%, 03/15/32	2,941	4,179,720
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)	505	536,467
4.00%, 02/01/25 (Call 12/01/24)	1,450	1,523,950
4.25%, 10/01/26 (Call 07/01/26)	27	29,153
4.60%, 04/01/24 (Call 01/01/24)	1,766	1,896,790

		573,526,478

Security	Par (000)	Value

Retail — 0.8%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	$1,250	$1,306,038
4.50%, 12/01/23 (Call 09/01/23)	1,360	1,466,828
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	817,687
3.50%, 11/15/24 (Call 09/15/24)	700	714,084
4.50%, 10/01/25 (Call 07/01/25)	905	964,232
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	750	765,593
3.13%, 07/15/23 (Call 04/15/23)	1,250	1,290,763
3.13%, 04/18/24 (Call 03/18/24)	1,108	1,150,691
3.13%, 04/21/26 (Call 01/21/26)	855	890,833
3.25%, 04/15/25 (Call 01/15/25)	2,295	2,382,944
3.70%, 04/15/22 (Call 01/15/22)	971	1,012,588
3.75%, 06/01/27 (Call 03/01/27)	1,152	1,242,409
3.75%, 04/18/29 (Call 01/18/29)	1,694	1,831,756
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	1,490	1,625,888
5.50%, 03/15/21 (Call 12/15/20)	2,723	2,831,974
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	2,320	2,333,688
2.25%, 02/15/22	1,830	1,850,459
2.30%, 05/18/22 (Call 04/18/22)	1,807	1,829,515
2.75%, 05/18/24 (Call 03/18/24)	2,177	2,259,857
3.00%, 05/18/27 (Call 02/18/27)	2,985	3,179,831
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	2,492	2,663,051
4.55%, 02/15/48 (Call 08/15/47)	1,010	1,089,740
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,754	1,814,303
3.88%, 04/15/27 (Call 01/15/27)	3,167	3,428,087
4.13%, 05/01/28 (Call 02/01/28)	4,070	4,502,478
4.15%, 11/01/25 (Call 08/01/25)	1,220	1,338,084
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	2,249	2,374,022
4.20%, 05/15/28 (Call 02/15/28)	3,222	3,432,397
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	2,827	2,831,241
2.13%, 09/15/26 (Call 06/15/26)	2,625	2,635,920
2.63%, 06/01/22 (Call 05/01/22)	5,252	5,376,945
2.70%, 04/01/23 (Call 01/01/23)	2,822	2,915,408
2.80%, 09/14/27 (Call 06/14/27)	2,237	2,343,190
2.95%, 06/15/29 (Call 03/15/29)	1,022	1,080,418
3.00%, 04/01/26 (Call 01/01/26)	3,631	3,840,763
3.25%, 03/01/22	987	1,024,871
3.35%, 09/15/25 (Call 06/15/25)	4,770	5,117,542
3.50%, 09/15/56 (Call 03/15/56)	2,014	2,199,066
3.75%, 02/15/24 (Call 11/15/23)	4,675	5,047,270
3.90%, 12/06/28 (Call 09/06/28)	957	1,087,123
3.90%, 06/15/47 (Call 12/15/46)	5,335	6,198,150
4.20%, 04/01/43 (Call 10/01/42)	3,120	3,717,262
4.25%, 04/01/46 (Call 10/01/45)	4,614	5,608,271
4.40%, 04/01/21 (Call 01/01/21)	4,581	4,738,724
4.40%, 03/15/45 (Call 09/15/44)	3,940	4,866,924
4.50%, 12/06/48 (Call 06/06/48)	2,148	2,731,891
4.88%, 02/15/44 (Call 08/15/43)	2,991	3,885,040
5.40%, 09/15/40 (Call 03/15/40)	1,224	1,658,483
5.88%, 12/16/36	6,907	9,773,060
5.95%, 04/01/41 (Call 10/01/40)	3,987	5,747,260

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	$925	$941,835
4.25%, 07/17/25 (Call 04/17/25)	1,646	1,733,781
5.55%, 07/17/45 (Call 01/17/45)	1,838	1,912,715
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	4,489	4,517,415
3.10%, 05/03/27 (Call 02/03/27)	3,636	3,795,802
3.12%, 04/15/22 (Call 01/15/22)	2,869	2,938,745
3.13%, 09/15/24 (Call 06/15/24)	3,450	3,592,554
3.38%, 09/15/25 (Call 06/15/25)	3,328	3,512,471
3.65%, 04/05/29 (Call 01/05/29)	1,335	1,449,329
3.70%, 04/15/46 (Call 10/15/45)	4,262	4,347,325
3.75%, 04/15/21 (Call 01/15/21)	3,557	3,641,728
3.80%, 11/15/21 (Call 08/15/21)	4,490	4,633,904
4.05%, 05/03/47 (Call 11/03/46)	4,615	4,993,015
4.25%, 09/15/44 (Call 03/15/44)	1,660	1,820,622
4.38%, 09/15/45 (Call 03/15/45)	3,437	3,835,176
4.55%, 04/05/49 (Call 10/05/48)	470	550,206
4.65%, 04/15/42 (Call 10/15/41)	2,739	3,147,111
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(d)	3,211	3,154,743
3.45%, 01/15/21 (Call 12/15/20)	102	102,696
3.63%, 06/01/24 (Call 03/01/24)(d)	1,386	1,367,441
3.88%, 01/15/22 (Call 10/15/21)	3,375	3,422,891
4.38%, 09/01/23 (Call 06/01/23)	1,790	1,830,633
4.50%, 12/15/34 (Call 06/15/34)	1,220	1,120,460
McDonald’s Corp.
2.63%, 01/15/22	3,111	3,160,714
2.63%, 09/01/29 (Call 06/01/29)	2,000	2,020,820
2.75%, 12/09/20 (Call 11/09/20)	2,780	2,803,658
3.25%, 06/10/24	890	939,885
3.35%, 04/01/23 (Call 03/01/23)	2,695	2,823,578
3.38%, 05/26/25 (Call 02/26/25)	2,183	2,323,367
3.50%, 03/01/27 (Call 12/01/26)	3,811	4,109,668
3.63%, 05/20/21	1,008	1,035,115
3.63%, 05/01/43	885	917,170
3.63%, 09/01/49 (Call 03/01/49)	1,750	1,806,263
3.70%, 01/30/26 (Call 10/30/25)	7,200	7,804,008
3.70%, 02/15/42	2,726	2,864,154
3.80%, 04/01/28 (Call 01/01/28)	4,215	4,660,525
4.45%, 03/01/47 (Call 09/01/46)	2,600	3,051,438
4.45%, 09/01/48 (Call 03/01/48)	1,125	1,330,808
4.60%, 05/26/45 (Call 11/26/44)	3,020	3,584,287
4.70%, 12/09/35 (Call 06/09/35)	1,067	1,283,900
4.88%, 07/15/40	432	521,204
4.88%, 12/09/45 (Call 06/09/45)	4,944	6,091,700
5.70%, 02/01/39	250	332,020
6.30%, 10/15/37	2,080	2,901,870
6.30%, 03/01/38	3,673	5,115,314
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	2,120	2,179,233
4.00%, 03/15/27 (Call 12/15/26)	1,686	1,718,388
5.00%, 01/15/44 (Call 07/15/43)	2,333	2,249,595
6.95%, 03/15/28	3,605	4,257,505
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	1,275	1,350,480
3.60%, 09/01/27 (Call 06/01/27)	200	212,910
3.80%, 09/01/22 (Call 06/01/22)	200	208,548
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,846,688
3.90%, 06/01/29 (Call 03/01/29)	2,539	2,788,482

Security	Par (000)	Value

Retail (continued)
4.35%, 06/01/28 (Call 03/01/28)	$350	$391,692
4.63%, 09/15/21 (Call 06/15/21)	1,785	1,861,148
4.88%, 01/14/21 (Call 10/14/20)	20	20,593
QVC Inc.
4.38%, 03/15/23	2,004	2,095,082
4.45%, 02/15/25 (Call 11/15/24)	2,035	2,109,888
4.85%, 04/01/24	1,772	1,877,718
5.13%, 07/02/22	2,093	2,218,371
5.45%, 08/15/34 (Call 02/15/34)	2,543	2,593,301
5.95%, 03/15/43	415	416,158
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	2,711	2,714,036
2.20%, 11/22/20	963	964,300
2.45%, 06/15/26 (Call 03/15/26)	1,836	1,861,869
2.70%, 06/15/22 (Call 04/15/22)	93	94,866
3.10%, 03/01/23 (Call 02/01/23)	2,826	2,927,030
3.50%, 03/01/28 (Call 12/01/27)(d)	1,200	1,299,864
3.55%, 08/15/29 (Call 05/15/29)	3,200	3,500,448
3.75%, 12/01/47 (Call 06/01/47)	3,295	3,466,801
3.80%, 08/15/25 (Call 06/15/25)	3,537	3,831,844
3.85%, 10/01/23 (Call 07/01/23)	2,228	2,372,954
4.00%, 11/15/28 (Call 08/15/28)(d)	2,188	2,468,195
4.30%, 06/15/45 (Call 12/10/44)	1,285	1,443,235
4.45%, 08/15/49 (Call 02/15/49)	3,000	3,510,120
4.50%, 11/15/48 (Call 05/15/48)	1,100	1,292,104
Target Corp.
2.50%, 04/15/26	3,081	3,176,449
2.90%, 01/15/22	3,735	3,845,929
3.38%, 04/15/29 (Call 01/15/29)	3,441	3,768,755
3.50%, 07/01/24	4,557	4,908,846
3.63%, 04/15/46	8,762	9,830,876
3.90%, 11/15/47 (Call 05/15/47)	3,000	3,539,160
4.00%, 07/01/42	3,063	3,584,506
6.50%, 10/15/37	100	151,679
7.00%, 01/15/38	100	159,121
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	6,532	6,572,433
2.50%, 05/15/23 (Call 02/15/23)	1,325	1,353,090
Walgreen Co.
3.10%, 09/15/22	3,385	3,477,715
4.40%, 09/15/42	605	612,774
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	4,320	4,420,310
3.45%, 06/01/26 (Call 03/01/26)	3,328	3,452,634
3.80%, 11/18/24 (Call 08/18/24)	4,645	4,925,047
4.50%, 11/18/34 (Call 05/18/34)	3,673	3,928,971
4.65%, 06/01/46 (Call 12/01/45)	395	418,329
4.80%, 11/18/44 (Call 05/18/44)	6,467	6,845,578
Walmart Inc.
1.90%, 12/15/20	6,880	6,894,104
2.35%, 12/15/22 (Call 11/15/22)	7,070	7,197,613
2.55%, 04/11/23 (Call 01/11/23)	5,045	5,175,312
2.65%, 12/15/24 (Call 10/15/24)	4,125	4,275,480
2.85%, 07/08/24 (Call 06/08/24)	6,081	6,360,604
3.05%, 07/08/26 (Call 05/08/26)	7,606	8,132,107
3.13%, 06/23/21	5,108	5,232,840
3.25%, 07/08/29 (Call 04/08/29)	6,000	6,570,660
3.30%, 04/22/24 (Call 01/22/24)	6,312	6,699,999
3.40%, 06/26/23 (Call 05/26/23)	2,317	2,450,668
3.55%, 06/26/25 (Call 04/26/25)	1,201	1,303,229

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 12/15/47 (Call 06/15/47)	$4,930	$5,732,308
3.70%, 06/26/28 (Call 03/26/28)	7,430	8,342,924
3.95%, 06/28/38 (Call 12/28/37)	7,310	8,770,611
4.00%, 04/11/43 (Call 10/11/42)	8,037	9,625,915
4.05%, 06/29/48 (Call 12/29/47)	6,785	8,449,021
4.30%, 04/22/44 (Call 10/22/43)	4,977	6,254,944
5.00%, 10/25/40	2,650	3,562,793
5.25%, 09/01/35	1,435	1,939,144
5.63%, 04/15/41	480	697,162
5.88%, 04/05/27	80	100,760

		505,542,552

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	2,310	2,556,315
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(e)	1,000	1,045,620
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	4,550	4,712,890

		8,314,825

Semiconductors — 0.4%
Altera Corp., 4.10%, 11/15/23 (Call 08/01/25)	1,275	1,388,908
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	2,008	2,026,454
2.88%, 06/01/23 (Call 03/01/23)	345	353,359
2.95%, 01/12/21	4,479	4,523,432
3.13%, 12/05/23 (Call 10/05/23)	1,820	1,879,241
3.50%, 12/05/26 (Call 09/05/26)	3,515	3,718,062
3.90%, 12/15/25 (Call 09/15/25)	4,347	4,693,239
4.50%, 12/05/36 (Call 06/05/36)	400	441,124
5.30%, 12/15/45 (Call 06/15/45)	765	976,002
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	1,535	1,543,796
3.30%, 04/01/27 (Call 01/01/27)	4,702	5,043,506
3.90%, 10/01/25 (Call 07/01/25)	2,675	2,929,339
4.30%, 06/15/21	1,300	1,354,600
4.35%, 04/01/47 (Call 10/01/46)(d)	2,990	3,656,531
5.10%, 10/01/35 (Call 04/01/35)	1,900	2,443,533
5.85%, 06/15/41	2,152	2,968,727
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	5,185	5,168,304
2.65%, 01/15/23 (Call 12/15/22)	4,120	4,099,894
3.00%, 01/15/22 (Call 12/15/21)	9,652	9,733,366
3.13%, 01/15/25 (Call 11/15/24)	3,678	3,633,974
3.50%, 01/15/28 (Call 10/15/27)	4,230	4,111,560
3.63%, 01/15/24 (Call 11/15/23)	7,034	7,186,567
3.88%, 01/15/27 (Call 10/15/26)	14,846	14,851,345
Broadcom Inc. 3.13%, 04/15/21(b)	3,885	3,925,559
3.13%, 10/15/22(b)	5,030	5,094,334
3.63%, 10/15/24 (Call 09/15/24)(b)	4,991	5,064,617
4.25%, 04/15/26 (Call 02/15/26)(b)	6,733	6,924,554
4.75%, 04/15/29 (Call 01/15/29)(b)	2,593	2,732,607
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	3,398	3,387,908
2.35%, 05/11/22 (Call 04/11/22)	1,500	1,519,545
2.60%, 05/19/26 (Call 02/19/26)	2,672	2,763,062
2.70%, 12/15/22	5,146	5,296,418
2.88%, 05/11/24 (Call 03/11/24)	4,599	4,795,975
3.10%, 07/29/22	2,047	2,122,739
3.15%, 05/11/27 (Call 02/11/27)	2,375	2,551,367

Security	Par (000)	Value

Semiconductors (continued)
3.30%, 10/01/21	$7,253	$7,473,781
3.70%, 07/29/25 (Call 04/29/25)	7,455	8,131,989
3.73%, 12/08/47 (Call 06/08/47)	11,993	13,639,159
4.00%, 12/15/32	1,130	1,345,118
4.10%, 05/19/46 (Call 11/19/45)	4,395	5,212,646
4.10%, 05/11/47 (Call 11/11/46)	3,095	3,700,815
4.25%, 12/15/42	290	350,187
4.90%, 07/29/45 (Call 01/29/45)	1,312	1,721,423
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	2,640	2,927,206
4.13%, 11/01/21 (Call 09/01/21)	1,078	1,117,207
4.65%, 11/01/24 (Call 08/01/24)	4,440	4,908,020
5.00%, 03/15/49 (Call 09/15/48)	405	501,111
5.65%, 11/01/34 (Call 07/01/34)	905	1,084,615
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	5,253	5,311,046
3.75%, 03/15/26 (Call 01/15/26)	855	915,902
3.80%, 03/15/25 (Call 12/15/24)	1,640	1,757,736
4.00%, 03/15/29 (Call 12/15/28)	1,264	1,400,512
4.88%, 03/15/49 (Call 09/15/48)	490	600,926
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	3,385	3,569,686
4.88%, 06/22/28 (Call 03/22/28)	2,731	3,071,720
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	4,357	4,475,772
3.45%, 06/15/27 (Call 03/15/27)	701	721,637
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	2,124	2,187,359
4.64%, 02/06/24 (Call 01/06/24)	1,878	2,000,070
4.66%, 02/15/30 (Call 11/15/29)	2,100	2,187,906
4.98%, 02/06/26 (Call 12/06/25)	1,854	2,007,326
5.33%, 02/06/29 (Call 11/06/28)	2,146	2,367,210
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	1,336	1,340,168
3.20%, 09/16/26 (Call 06/16/26)	1,622	1,707,577
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(b)	6	6,531
5.35%, 03/01/26 (Call 01/01/26)(b)	548	619,010
5.55%, 12/01/28 (Call 09/01/28)(b)	155	180,732
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(b)	349	366,855
4.30%, 06/18/29 (Call 03/18/29)(b)	1,176	1,258,167
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	5,626	5,728,224
2.90%, 05/20/24 (Call 03/20/24)	4,272	4,411,011
3.00%, 05/20/22	6,636	6,823,732
3.25%, 05/20/27 (Call 02/20/27)	6,454	6,760,823
3.45%, 05/20/25 (Call 02/20/25)	7,096	7,528,146
4.30%, 05/20/47 (Call 11/20/46)	3,785	4,298,170
4.65%, 05/20/35 (Call 11/20/34)	3,010	3,548,158
4.80%, 05/20/45 (Call 11/20/44)	4,972	5,994,840
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	450	450,418
2.25%, 05/01/23 (Call 02/01/23)	404	409,313
2.25%, 09/04/29 (Call 06/04/29)	180	180,549
2.63%, 05/15/24 (Call 03/15/24)	875	902,221
2.75%, 03/12/21 (Call 02/12/21)	2,391	2,421,103
2.90%, 11/03/27 (Call 08/03/27)	2,630	2,782,172
3.88%, 03/15/39 (Call 09/15/38)	3,550	4,164,540
4.15%, 05/15/48 (Call 11/15/47)	2,800	3,454,668

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	$4,074	$4,193,572
3.00%, 03/15/21	2,365	2,395,721

		291,518,054

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	833	877,407

Software — 0.7%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	2,070	2,071,449
2.60%, 06/15/22 (Call 05/15/22)	789	799,107
3.40%, 09/15/26 (Call 06/15/26)	3,314	3,488,250
3.40%, 06/15/27 (Call 03/15/27)	913	960,576
4.50%, 06/15/47 (Call 12/15/46)	1,594	1,844,417
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	1,837	1,945,861
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	2,152	2,245,634
3.60%, 12/15/22 (Call 09/15/22)	2,100	2,171,484
4.38%, 06/15/25 (Call 03/15/25)	1,483	1,607,987
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,325	1,384,493
3.95%, 09/01/20	1,752	1,778,736
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	3,020	3,079,675
4.50%, 08/15/23 (Call 05/15/23)	1,000	1,042,050
4.70%, 03/15/27 (Call 12/15/26)	1,725	1,811,681
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,390	1,501,867
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	2,455	2,634,461
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	2,299	2,347,670
4.80%, 03/01/26 (Call 12/01/25)	2,290	2,610,279
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	1,100	1,101,507
3.00%, 08/15/26 (Call 05/15/26)	1,914	1,981,488
3.50%, 04/15/23 (Call 01/15/23)	4,469	4,668,586
3.63%, 10/15/20 (Call 09/15/20)	2,417	2,453,883
3.75%, 05/21/29 (Call 02/21/29)	705	772,236
3.88%, 06/05/24 (Call 03/05/24)	100	107,090
4.50%, 10/15/22 (Call 08/15/22)	1,626	1,733,918
4.50%, 08/15/46 (Call 02/15/46)	2,980	3,491,726
5.00%, 10/15/25 (Call 07/15/25)	2,296	2,622,055
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	150	168,906
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	1,811	2,225,610
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	3,356	3,434,262
3.20%, 07/01/26 (Call 05/01/26)	3,016	3,150,212
3.50%, 10/01/22 (Call 07/01/22)	2,555	2,662,489
3.50%, 07/01/29 (Call 04/01/29)	9,339	9,917,738
3.80%, 10/01/23 (Call 09/01/23)	362	384,277
3.85%, 06/01/25 (Call 03/01/25)	1,541	1,657,515
4.20%, 10/01/28 (Call 07/01/28)	977	1,093,488
4.40%, 07/01/49 (Call 01/01/49)	4,035	4,648,118
4.75%, 06/15/21	1,440	1,505,477
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	5,945	5,924,906
2.00%, 11/03/20 (Call 10/03/20)	7,618	7,634,912
2.00%, 08/08/23 (Call 06/08/23)	5,054	5,116,366
2.13%, 11/15/22	1,950	1,977,339

Security	Par (000)	Value

Software (continued)
2.38%, 02/12/22 (Call 01/12/22)	$7,969	$8,096,584
2.38%, 05/01/23 (Call 02/01/23)	2,486	2,542,557
2.40%, 02/06/22 (Call 01/06/22)	1,436	1,460,455
2.40%, 08/08/26 (Call 05/08/26)	7,993	8,256,130
2.65%, 11/03/22 (Call 09/03/22)	4,535	4,664,973
2.70%, 02/12/25 (Call 11/12/24)	8,410	8,779,451
2.88%, 02/06/24 (Call 12/06/23)	8,535	8,935,292
3.00%, 10/01/20	1,050	1,064,070
3.13%, 11/03/25 (Call 08/03/25)	9,505	10,189,740
3.30%, 02/06/27 (Call 11/06/26)	9,664	10,557,050
3.45%, 08/08/36 (Call 02/08/36)	2,315	2,599,953
3.50%, 02/12/35 (Call 08/12/34)	8,775	9,867,400
3.50%, 11/15/42	5,072	5,723,194
3.63%, 12/15/23 (Call 09/15/23)	3,158	3,391,408
3.70%, 08/08/46 (Call 02/08/46)	11,287	13,257,597
3.75%, 05/01/43 (Call 11/01/42)	510	594,308
3.75%, 02/12/45 (Call 08/12/44)	6,546	7,667,723
3.95%, 08/08/56 (Call 02/08/56)	6,450	7,867,259
4.00%, 02/08/21	2,750	2,839,403
4.00%, 02/12/55 (Call 08/12/54)	3,541	4,351,641
4.10%, 02/06/37 (Call 08/06/36)	7,299	8,823,980
4.20%, 11/03/35 (Call 05/03/35)	5,773	7,009,808
4.25%, 02/06/47 (Call 08/06/46)	6,545	8,353,187
4.45%, 11/03/45 (Call 05/03/45)	8,761	11,382,466
4.50%, 10/01/40	2,715	3,475,417
4.50%, 02/06/57 (Call 08/06/56)	4,375	5,863,506
4.75%, 11/03/55 (Call 05/03/55)	5,014	6,941,682
4.88%, 12/15/43 (Call 06/15/43)	1,400	1,886,038
5.20%, 06/01/39	2,945	4,069,843
5.30%, 02/08/41	1,828	2,567,207
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	8,588	8,584,822
2.40%, 09/15/23 (Call 07/15/23)	5,020	5,092,740
2.50%, 05/15/22 (Call 03/15/22)	9,750	9,890,887
2.50%, 10/15/22	10,154	10,331,593
2.63%, 02/15/23 (Call 01/15/23)	5,250	5,369,175
2.65%, 07/15/26 (Call 04/15/26)	10,253	10,507,992
2.80%, 07/08/21	2,111	2,146,106
2.95%, 11/15/24 (Call 09/15/24)	9,074	9,461,551
2.95%, 05/15/25 (Call 02/15/25)	5,761	6,024,335
3.25%, 11/15/27 (Call 08/15/27)	4,879	5,234,191
3.25%, 05/15/30 (Call 02/15/30)	6,248	6,738,905
3.40%, 07/08/24 (Call 04/08/24)	3,362	3,563,451
3.63%, 07/15/23	735	780,555
3.80%, 11/15/37 (Call 05/15/37)	702	784,134
3.85%, 07/15/36 (Call 01/15/36)	3,888	4,362,103
3.90%, 05/15/35 (Call 11/15/34)	2,323	2,620,600
4.00%, 07/15/46 (Call 01/15/46)	10,171	11,606,942
4.00%, 11/15/47 (Call 05/15/47)	1,366	1,566,679
4.13%, 05/15/45 (Call 11/15/44)	4,734	5,453,615
4.30%, 07/08/34 (Call 01/08/34)	6,328	7,454,890
4.38%, 05/15/55 (Call 11/15/54)	6,160	7,438,077
4.50%, 07/08/44 (Call 01/08/44)	1,922	2,328,080
5.38%, 07/15/40	11,931	15,903,904
6.13%, 07/08/39	3,515	5,005,606
6.50%, 04/15/38	4,145	6,099,077
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	615	644,489
3.70%, 04/11/28 (Call 01/11/28)	5,396	6,020,101

60	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)	$5,704	$5,785,339
3.90%, 08/21/27 (Call 05/21/27)	4,234	4,324,989

		459,964,031

Telecommunications — 1.3%
America Movil SAB de CV 3.13%, 07/16/22	5,075	5,224,104
3.63%, 04/22/29 (Call 01/22/29)	450	485,622
4.38%, 07/16/42	6,080	7,037,357
4.38%, 04/22/49 (Call 10/22/48)	1,175	1,394,596
6.13%, 11/15/37	3,250	4,442,458
6.13%, 03/30/40	4,282	5,938,706
6.38%, 03/01/35	1,790	2,473,136
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	2,045	2,074,755
2.80%, 02/17/21 (Call 01/17/21)	5,355	5,407,211
2.95%, 07/15/26 (Call 04/15/26)	2,280	2,322,910
3.00%, 02/15/22	3,708	3,786,053
3.00%, 06/30/22 (Call 04/30/22)	9,086	9,287,891
3.20%, 03/01/22 (Call 02/01/22)	1,560	1,600,482
3.40%, 06/15/22	3,513	3,618,671
3.40%, 05/15/25 (Call 02/15/25)	12,287	12,889,923
3.55%, 06/01/24 (Call 03/01/24)	3,312	3,483,760
3.60%, 02/17/23 (Call 12/17/22)	3,704	3,871,124
3.60%, 07/15/25 (Call 04/15/25)	3,935	4,153,668
3.80%, 03/15/22	4,991	5,195,631
3.80%, 03/01/24 (Call 01/01/24)	1,831	1,945,236
3.80%, 02/15/27 (Call 11/15/26)	4,208	4,496,038
3.88%, 08/15/21	5,095	5,266,243
3.88%, 01/15/26 (Call 10/15/25)	3,325	3,561,108
3.90%, 03/11/24 (Call 12/11/23)	2,637	2,813,020
3.95%, 01/15/25 (Call 10/15/24)	3,945	4,235,589
4.00%, 01/15/22	5,954	6,216,631
4.05%, 12/15/23	1,300	1,396,187
4.10%, 02/15/28 (Call 11/15/27)	6,450	7,048,238
4.13%, 02/17/26 (Call 11/17/25)	5,365	5,837,281
4.25%, 03/01/27 (Call 12/01/26)	5,295	5,828,418
4.30%, 02/15/30 (Call 11/15/29)	9,756	10,827,989
4.30%, 12/15/42 (Call 06/15/42)	6,106	6,428,824
4.35%, 03/01/29 (Call 12/01/28)	4,245	4,740,561
4.35%, 06/15/45 (Call 12/15/44)	12,846	13,693,451
4.45%, 05/15/21	7,829	8,132,530
4.45%, 04/01/24 (Call 01/01/24)	3,392	3,691,039
4.50%, 05/15/35 (Call 11/15/34)	4,666	5,189,339
4.50%, 03/09/48 (Call 09/09/47)	16,375	17,880,026
4.55%, 03/09/49 (Call 09/09/48)	7,892	8,625,009
4.60%, 02/15/21 (Call 11/15/20)	8,296	8,545,461
4.65%, 06/01/44 (Call 12/01/43)	1,125	1,217,104
4.75%, 05/15/46 (Call 11/15/45)	10,902	12,174,590
4.80%, 06/15/44 (Call 12/15/43)	9,283	10,355,558
4.85%, 03/01/39 (Call 09/01/38)	3,550	4,081,080
4.85%, 07/15/45 (Call 01/15/45)	2,525	2,864,562
4.90%, 08/15/37 (Call 02/14/37)	210	240,771
4.90%, 06/15/42	2,170	2,443,290
5.15%, 03/15/42	6,116	7,076,885
5.15%, 11/15/46 (Call 05/15/46)	7,474	8,759,976
5.15%, 02/15/50 (Call 08/14/49)	926	1,100,264
5.25%, 03/01/37 (Call 09/01/36)	4,495	5,335,385
5.30%, 08/15/58 (Call 02/14/58)	505	594,062
5.35%, 09/01/40	5,992	7,124,248

Security	Par (000)	Value

Telecommunications (continued)
5.35%, 12/15/43	$1,920	$2,267,424
5.38%, 10/15/41	935	1,099,036
5.45%, 03/01/47 (Call 09/01/46)	3,300	4,050,222
5.55%, 08/15/41	4,615	5,580,550
5.65%, 02/15/47 (Call 08/15/46)	5,190	6,484,490
5.70%, 03/01/57 (Call 09/01/56)	1,738	2,203,350
6.00%, 08/15/40 (Call 05/15/40)	3,606	4,534,184
6.10%, 07/15/40	1,627	2,078,964
6.15%, 09/15/34	445	564,563
6.20%, 03/15/40	57	72,938
6.25%, 03/29/41	3,650	4,687,987
6.30%, 01/15/38	250	321,383
6.35%, 03/15/40	1,203	1,572,285
6.38%, 03/01/41	6,045	7,902,628
6.50%, 09/01/37	580	759,162
6.55%, 02/15/39	75	99,470
6.63%, 05/15/29	50	62,217
7.13%, 03/15/26	1,400	1,747,438
Bell Canada Inc. 4.30%, 07/29/49 (Call 01/29/49)	790	933,511
4.46%, 04/01/48 (Call 10/01/47)	2,275	2,745,129
British Telecommunications PLC 4.50%, 12/04/23 (Call 11/04/23)	1,605	1,727,927
5.13%, 12/04/28 (Call 09/24/28)	1,325	1,531,568
9.63%, 12/15/30	9,508	14,574,718
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	4,850	4,846,702
2.20%, 02/28/21	5,148	5,177,035
2.20%, 09/20/23 (Call 07/20/23)	3,636	3,689,449
2.50%, 09/20/26 (Call 06/20/26)	3,700	3,841,229
2.60%, 02/28/23	3,145	3,233,500
2.90%, 03/04/21	1,070	1,087,602
2.95%, 02/28/26	5,215	5,548,082
3.00%, 06/15/22	1,315	1,359,026
3.50%, 06/15/25	4,470	4,859,471
3.63%, 03/04/24	4,050	4,372,137
5.50%, 01/15/40	5,101	7,150,021
5.90%, 02/15/39	5,740	8,311,750
Corning Inc. 2.90%, 05/15/22 (Call 03/15/22)	2,075	2,110,752
3.70%, 11/15/23 (Call 08/15/23)	175	184,511
4.38%, 11/15/57 (Call 05/15/57)	450	466,893
4.70%, 03/15/37 (Call 09/15/36)	150	170,022
4.75%, 03/15/42	2,900	3,385,054
5.35%, 11/15/48 (Call 05/15/48)	1,325	1,740,984
5.75%, 08/15/40	2,299	2,936,605
5.85%, 11/15/68 (Call 05/15/68)	752	938,692
Deutsche Telekom International Finance BV 8.75%, 06/15/30	10,272	15,354,894
9.25%, 06/01/32	1,495	2,390,729
Juniper Networks Inc. 3.75%, 08/15/29 (Call 05/15/29)	500	504,850
4.35%, 06/15/25 (Call 03/15/25)	1,050	1,124,991
4.50%, 03/15/24	1,830	1,986,959
5.95%, 03/15/41	1,974	2,199,253
Koninklijke KPN NV, 8.38%, 10/01/30	730	1,001,159
Motorola Solutions Inc. 3.50%, 03/01/23	2,661	2,743,677
3.75%, 05/15/22	1,049	1,084,981
4.00%, 09/01/24	1,656	1,750,773

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.60%, 02/23/28 (Call 11/23/27)	$2,075	$2,254,425
4.60%, 05/23/29 (Call 02/23/29)	1,491	1,638,505
5.50%, 09/01/44	1,980	2,121,610
Orange SA 4.13%, 09/14/21	2,872	2,986,162
5.38%, 01/13/42	2,853	3,708,158
5.50%, 02/06/44 (Call 08/06/43)	595	796,901
9.00%, 03/01/31	8,840	13,976,305
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	2,850	2,940,630
3.00%, 03/15/23 (Call 12/15/22)	650	668,369
3.63%, 12/15/25 (Call 09/15/25)	1,015	1,087,359
4.10%, 10/01/23 (Call 07/01/23)	1,920	2,051,194
4.30%, 02/15/48 (Call 08/15/47)	675	784,424
4.35%, 05/01/49 (Call 11/01/48)	3,275	3,836,499
4.50%, 03/15/43 (Call 09/15/42)	1,713	2,001,623
5.00%, 03/15/44 (Call 09/15/43)	5,955	7,451,313
5.45%, 10/01/43 (Call 04/01/43)	2,075	2,695,819
7.50%, 08/15/38	1,216	1,853,841
Telefonica Emisiones SA 4.10%, 03/08/27	5,235	5,721,436
4.57%, 04/27/23	3,045	3,296,791
4.67%, 03/06/38	2,160	2,383,841
4.90%, 03/06/48	2,475	2,767,644
5.21%, 03/08/47	8,145	9,474,671
5.46%, 02/16/21	4,738	4,957,938
5.52%, 03/01/49 (Call 09/01/48)	4,424	5,379,584
7.05%, 06/20/36	6,230	8,501,520
Telefonica Europe BV, 8.25%, 09/15/30	1,897	2,763,512
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	2,195	2,236,859
3.70%, 09/15/27 (Call 06/15/27)	2,432	2,620,918
4.30%, 06/15/49 (Call 12/15/48)	1,500	1,746,960
4.60%, 11/16/48 (Call 05/16/48)	1,900	2,306,961
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	627	636,204
2.63%, 08/15/26	9,667	9,897,655
2.95%, 03/15/22	881	903,228
3.13%, 03/16/22	562	579,467
3.38%, 02/15/25	7,564	8,025,328
3.45%, 03/15/21	633	647,103
3.50%, 11/01/24 (Call 08/01/24)	3,408	3,629,895
3.85%, 11/01/42 (Call 05/01/42)	4,065	4,403,289
3.88%, 02/08/29 (Call 11/08/28)	3,521	3,919,965
4.02%, 12/03/29 (Call 09/03/29)(b)	7,428	8,378,338
4.13%, 03/16/27	6,684	7,454,732
4.13%, 08/15/46	3,919	4,453,316
4.27%, 01/15/36	4,198	4,804,443
4.33%, 09/21/28	32,155	36,897,219
4.40%, 11/01/34 (Call 05/01/34)	7,421	8,611,328
4.50%, 08/10/33	8,990	10,598,760
4.52%, 09/15/48	6,691	8,026,657
4.60%, 04/01/21	210	218,511
4.67%, 03/15/55	2,641	3,239,503
4.75%, 11/01/41	1,410	1,708,624
4.81%, 03/15/39	12,832	15,657,991
4.86%, 08/21/46	10,879	13,547,836
5.01%, 04/15/49	16,578	21,241,060
5.01%, 08/21/54	425	548,076
5.15%, 09/15/23	352	395,606

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/16/37	$2,943	$3,714,655
5.50%, 03/16/47	3,269	4,409,162
6.40%, 09/15/33	4,675	6,365,433
6.55%, 09/15/43	11,489	16,777,961
7.75%, 12/01/30	100	145,427
Vodafone Group PLC 3.75%, 01/16/24	4,209	4,444,199
4.13%, 05/30/25	2,875	3,120,209
4.38%, 05/30/28	10,010	11,225,014
4.38%, 02/19/43	6,589	7,047,594
4.88%, 06/19/49	4,050	4,673,741
5.00%, 05/30/38	2,940	3,411,311
5.13%, 06/19/59(d)	3,200	3,777,824
5.25%, 05/30/48	6,079	7,294,435
6.15%, 02/27/37	4,050	5,177,723
6.25%, 11/30/32	930	1,195,701
7.00%, 04/04/79 (Call 01/04/29)(e)	3,640	4,158,008
7.88%, 02/15/30	3,193	4,438,621

		824,419,902

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23
(Call 11/01/22)	1,800	1,885,428

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.15%, 05/15/21 (Call 03/15/21)	1,380	1,390,350
3.50%, 09/15/27 (Call 06/15/27)	1,887	1,919,702
5.10%, 05/15/44 (Call 11/15/43)	3,069	3,210,113
6.35%, 03/15/40	670	794,586

		7,314,751

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55
(Call 01/15/26)(e)	750	828,353
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	1,795	1,854,397
3.00%, 04/01/25 (Call 01/01/25)	1,165	1,218,590
3.05%, 03/15/22 (Call 12/15/21)	385	394,652
3.05%, 09/01/22 (Call 06/01/22)	2,692	2,767,807
3.25%, 06/15/27 (Call 03/15/27)	1,781	1,914,522
3.40%, 09/01/24 (Call 12/01/23)	1,625	1,725,864
3.45%, 09/15/21 (Call 06/15/21)	70	71,841
3.55%, 02/15/50 (Call 08/15/49)	970	1,063,236
3.60%, 09/01/20 (Call 06/01/20)	375	378,844
3.65%, 09/01/25 (Call 06/01/25)	245	266,006
3.75%, 04/01/24 (Call 01/01/24)	2,294	2,453,548
3.85%, 09/01/23 (Call 06/01/23)	1,552	1,665,560
3.90%, 08/01/46 (Call 02/01/46)	1,355	1,546,692
4.05%, 06/15/48 (Call 12/15/47)	1,545	1,816,812
4.10%, 06/01/21 (Call 03/01/21)	301	310,572
4.13%, 06/15/47 (Call 12/15/46)	1,100	1,307,086
4.15%, 04/01/45 (Call 10/01/44)	4,272	5,017,293
4.15%, 12/15/48 (Call 06/15/48)	839	1,004,854
4.38%, 09/01/42 (Call 03/01/42)	1,817	2,167,336
4.40%, 03/15/42 (Call 09/15/41)	1,600	1,900,192
4.45%, 03/15/43 (Call 09/15/42)	2,612	3,143,281
4.55%, 09/01/44 (Call 03/01/44)	4,665	5,699,650
4.70%, 09/01/45 (Call 03/01/45)	3,650	4,589,984
4.90%, 04/01/44 (Call 10/01/43)	3,985	5,093,029
4.95%, 09/15/41 (Call 03/15/41)	1,095	1,387,365
5.05%, 03/01/41 (Call 09/01/40)	905	1,161,079

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.15%, 09/01/43 (Call 03/01/43)	$2,110	$2,741,017
5.40%, 06/01/41 (Call 12/01/40)	1,266	1,690,705
5.75%, 05/01/40 (Call 11/01/39)	960	1,317,466
6.15%, 05/01/37	4,172	5,892,282
6.20%, 08/15/36	435	612,637
7.00%, 12/15/25	850	1,080,750
7.95%, 08/15/30	470	695,666
Canadian National Railway Co. 2.25%, 11/15/22 (Call 08/15/22)	810	813,872
2.75%, 03/01/26 (Call 12/01/25)	2,421	2,519,680
2.85%, 12/15/21 (Call 09/15/21)	1,019	1,034,795
2.95%, 11/21/24 (Call 08/21/24)	3,234	3,367,370
3.20%, 08/02/46 (Call 02/02/46)	3,592	3,803,317
3.50%, 11/15/42 (Call 05/14/42)	820	883,566
3.65%, 02/03/48 (Call 08/03/47)	1,550	1,768,100
4.50%, 11/07/43 (Call 05/07/43)	65	79,936
6.20%, 06/01/36	575	835,786
6.25%, 08/01/34	625	894,369
6.38%, 11/15/37	185	274,853
6.90%, 07/15/28	750	1,012,905
Canadian Pacific Railway Co. 2.90%, 02/01/25 (Call 11/01/24)	3,314	3,434,530
3.70%, 02/01/26 (Call 11/01/25)	600	641,670
4.00%, 06/01/28 (Call 03/01/28)	2,350	2,640,953
4.80%, 09/15/35 (Call 03/15/35)	790	961,272
4.80%, 08/01/45 (Call 02/01/45)	1,810	2,327,660
5.75%, 03/15/33	15	19,471
5.75%, 01/15/42	275	372,130
5.95%, 05/15/37	658	894,709
6.13%, 09/15/15 (Call 03/15/15)	1,000	1,528,410
7.13%, 10/15/31	3,605	5,175,735
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	1,140	1,271,066
CSX Corp. 2.60%, 11/01/26 (Call 08/01/26)	3,061	3,124,301
3.25%, 06/01/27 (Call 03/01/27)	4,165	4,408,902
3.35%, 11/01/25 (Call 08/01/25)	1,250	1,328,587
3.40%, 08/01/24 (Call 05/01/24)	2,504	2,655,192
3.70%, 10/30/20 (Call 07/30/20)	1,125	1,141,594
3.70%, 11/01/23 (Call 08/01/23)	154	163,603
3.80%, 03/01/28 (Call 12/01/27)	2,000	2,201,200
3.80%, 11/01/46 (Call 05/01/46)	3,187	3,425,101
3.95%, 05/01/50 (Call 11/01/49)	4,660	5,142,450
4.10%, 03/15/44 (Call 09/15/43)	1,520	1,696,791
4.25%, 06/01/21 (Call 03/01/21)	1,055	1,087,557
4.25%, 03/15/29 (Call 12/15/28)	1,494	1,712,468
4.25%, 11/01/66 (Call 05/01/66)	3,155	3,436,142
4.30%, 03/01/48 (Call 09/01/47)	100	116,136
4.40%, 03/01/43 (Call 09/01/42)	225	259,063
4.50%, 03/15/49 (Call 09/15/48)	1,320	1,579,459
4.50%, 08/01/54 (Call 02/01/54)	615	723,597
4.65%, 03/01/68 (Call 09/01/67)	325	375,583
4.75%, 05/30/42 (Call 11/30/41)	2,591	3,102,489
4.75%, 11/15/48 (Call 05/15/48)	630	780,822
5.50%, 04/15/41 (Call 10/15/40)	260	334,105
6.00%, 10/01/36	3,790	4,971,495
6.15%, 05/01/37	505	673,670
6.22%, 04/30/40	1,841	2,521,986
FedEx Corp. 2.63%, 08/01/22	565	574,017

Security	Par (000)	Value

Transportation (continued)
3.10%, 08/05/29 (Call 05/05/29)	$3,024	$3,058,716
3.20%, 02/01/25	2,581	2,697,764
3.25%, 04/01/26 (Call 01/01/26)	5,195	5,430,230
3.30%, 03/15/27 (Call 12/15/26)	1,200	1,247,940
3.40%, 01/14/22	114	117,528
3.40%, 02/15/28 (Call 11/15/27)	1,211	1,265,241
3.88%, 08/01/42	700	689,283
3.90%, 02/01/35	3,045	3,182,756
4.00%, 01/15/24	2,300	2,475,030
4.05%, 02/15/48 (Call 08/15/47)	2,510	2,570,566
4.10%, 04/15/43	1,200	1,227,648
4.10%, 02/01/45	2,695	2,754,721
4.20%, 10/17/28 (Call 07/17/28)	100	110,575
4.40%, 01/15/47 (Call 07/15/46)	3,830	4,086,916
4.55%, 04/01/46 (Call 10/01/45)	4,815	5,246,905
4.75%, 11/15/45 (Call 05/15/45)	4,170	4,668,940
4.90%, 01/15/34	1,784	2,115,324
4.95%, 10/17/48 (Call 04/17/48)	254	295,547
5.10%, 01/15/44	1,095	1,276,737
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)	1,140	1,171,293
3.85%, 03/15/24 (Call 12/15/23)	1,500	1,591,830
3.88%, 03/01/26 (Call 01/01/26)	1,028	1,103,733
Kansas City Southern 3.00%, 05/15/23 (Call 02/15/23)	2,509	2,576,241
3.13%, 06/01/26 (Call 03/01/26)	310	318,745
4.30%, 05/15/43 (Call 11/15/42)	2,647	2,925,967
4.95%, 08/15/45 (Call 02/15/45)	1,925	2,356,854
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,300	1,394,471
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	2,725	2,799,883
2.90%, 06/15/26 (Call 03/15/26)	1,415	1,472,704
3.00%, 04/01/22 (Call 01/01/22)	2,566	2,623,478
3.15%, 06/01/27 (Call 03/01/27)	2,255	2,391,337
3.25%, 12/01/21 (Call 09/01/21)	1,870	1,910,467
3.65%, 08/01/25 (Call 06/01/25)	970	1,046,940
3.80%, 08/01/28 (Call 05/01/28)	2,028	2,266,189
3.85%, 01/15/24 (Call 10/15/23)	2,665	2,847,473
3.94%, 11/01/47 (Call 05/01/47)	2,219	2,485,258
3.95%, 10/01/42 (Call 04/01/42)	388	431,087
4.05%, 08/15/52 (Call 02/15/52)	661	752,720
4.10%, 05/15/49 (Call 11/15/48)	1,025	1,182,789
4.15%, 02/28/48 (Call 08/28/47)	2,450	2,844,033
4.45%, 06/15/45 (Call 12/15/44)	1,351	1,612,810
4.65%, 01/15/46 (Call 07/15/45)	1,030	1,261,698
4.80%, 08/15/43 (Call 02/15/43)	51	61,628
4.84%, 10/01/41	6,152	7,596,244
5.10%, 08/01/18 (Call 02/01/18)	1,775	2,259,894
7.80%, 05/15/27	50	68,151
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	703	703,527
2.50%, 09/01/22 (Call 08/01/22)	925	932,789
2.50%, 09/01/24 (Call 08/01/24)	1,400	1,411,522
2.80%, 03/01/22 (Call 02/01/22)	1,260	1,278,232
2.88%, 09/01/20 (Call 08/01/20)	1,070	1,075,553
2.88%, 06/01/22 (Call 05/01/22)	235	239,634
3.40%, 03/01/23 (Call 02/01/23)	475	493,188
3.45%, 11/15/21 (Call 10/15/21)	615	629,908
3.50%, 06/01/21	176	180,272
3.65%, 03/18/24 (Call 02/18/24)	1,516	1,604,019

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.75%, 06/09/23 (Call 05/09/23)	$862	$908,186
3.88%, 12/01/23 (Call 11/01/23)	2,532	2,696,453
Union Pacific Corp. 2.75%, 04/15/23 (Call 01/15/23)	1,275	1,305,944
2.75%, 03/01/26 (Call 12/01/25)	2,489	2,566,781
2.95%, 03/01/22	655	670,694
2.95%, 01/15/23 (Call 10/15/22)	56	57,603
3.00%, 04/15/27 (Call 01/15/27)(d)	2,647	2,775,697
3.15%, 03/01/24 (Call 02/01/24)	1,915	2,001,558
3.20%, 06/08/21	2,255	2,299,469
3.25%, 01/15/25 (Call 10/01/24)	1,196	1,258,694
3.25%, 08/15/25 (Call 05/15/25)	3,060	3,226,127
3.35%, 08/15/46 (Call 02/15/46)	1,000	1,013,660
3.38%, 02/01/35 (Call 08/01/34)	740	779,072
3.50%, 06/08/23 (Call 05/08/23)	1,205	1,267,371
3.55%, 08/15/39 (Call 02/15/39)	310	332,007
3.60%, 09/15/37 (Call 03/15/37)	680	728,872
3.65%, 02/15/24 (Call 11/15/23)	50	53,210
3.70%, 03/01/29 (Call 12/01/28)	1,402	1,556,809
3.75%, 03/15/24 (Call 12/15/23)	3,020	3,209,716
3.75%, 07/15/25 (Call 05/15/25)	1,800	1,946,448
3.80%, 10/01/51 (Call 04/01/51)	2,099	2,294,207
3.88%, 02/01/55 (Call 08/01/54)	2,575	2,800,132
3.95%, 09/10/28 (Call 06/10/28)	3,363	3,780,483
3.95%, 08/15/59 (Call 02/15/59)	830	917,275
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,299,545
4.00%, 04/15/47 (Call 10/15/46)	1,380	1,567,859
4.05%, 11/15/45 (Call 05/15/45)	1,650	1,851,811
4.05%, 03/01/46 (Call 09/01/45)	3,614	4,094,445
4.10%, 09/15/67 (Call 03/15/67)	873	952,941
4.15%, 01/15/45 (Call 07/15/44)	1,800	2,029,482
4.16%, 07/15/22 (Call 04/15/22)	3,781	3,985,779
4.25%, 04/15/43 (Call 10/15/42)	2,780	3,180,264
4.30%, 06/15/42 (Call 12/15/41)	970	1,117,217
4.38%, 09/10/38 (Call 03/10/38)	985	1,162,655
4.38%, 11/15/65 (Call 05/15/65)	1,393	1,585,972
4.50%, 09/10/48 (Call 03/10/48)	2,125	2,595,794
4.75%, 09/15/41 (Call 03/15/41)	1,970	2,371,624
4.75%, 12/15/43 (Call 06/15/43)	650	772,142
4.80%, 09/10/58 (Call 03/10/58)	285	355,845
4.82%, 02/01/44 (Call 08/01/43)	2,469	3,024,599
6.63%, 02/01/29	650	865,215
United Parcel Service Inc. 2.05%, 04/01/21	1,916	1,916,402
2.20%, 09/01/24 (Call 08/01/24)	400	403,072
2.35%, 05/16/22 (Call 04/16/22)	1,685	1,702,558
2.40%, 11/15/26 (Call 08/15/26)	1,437	1,455,710
2.45%, 10/01/22	4,997	5,086,097
2.50%, 04/01/23 (Call 03/01/23)	2,600	2,643,940
2.50%, 09/01/29 (Call 06/01/29)	1,005	1,015,904
2.80%, 11/15/24 (Call 09/15/24)	2,542	2,633,410
3.05%, 11/15/27 (Call 08/15/27)	3,957	4,210,327
3.13%, 01/15/21	2,075	2,107,619
3.40%, 03/15/29 (Call 12/15/28)	1,475	1,604,446
3.40%, 11/15/46 (Call 05/15/46)	2,445	2,543,313
3.40%, 09/01/49 (Call 03/01/49)	655	684,357
3.63%, 10/01/42	715	766,716
3.75%, 11/15/47 (Call 05/15/47)	1,710	1,884,044
4.25%, 03/15/49 (Call 09/15/48)	2,625	3,123,934
4.88%, 11/15/40 (Call 05/15/40)	760	936,297

Security	Par (000)	Value

Transportation (continued)
6.20%, 01/15/38	$3,860	$5,485,099
United Parcel Service of America Inc., 8.38%, 04/01/30(c)	50	73,556

		369,828,819

Trucking & Leasing — 0.0%
GATX Corp. 3.25%, 03/30/25 (Call 12/30/24)	1,235	1,264,232
3.25%, 09/15/26 (Call 06/15/26)	830	853,190
3.50%, 03/15/28 (Call 12/15/27)	820	856,244
3.85%, 03/30/27 (Call 12/30/26)	985	1,046,306
3.90%, 03/30/23	780	818,353
4.35%, 02/15/24 (Call 01/15/24)	1,173	1,264,060
4.50%, 03/30/45 (Call 09/30/44)	400	431,840
4.55%, 11/07/28 (Call 08/07/28)	1,000	1,118,770
4.70%, 04/01/29 (Call 01/01/29)	1,240	1,418,424
4.75%, 06/15/22	593	632,102
4.85%, 06/01/21	850	887,324
5.20%, 03/15/44 (Call 09/15/43)	900	1,095,336

		11,686,181

Water — 0.0%
American Water Capital Corp. 2.95%, 09/01/27 (Call 06/01/27)	1,215	1,259,846
3.00%, 12/01/26 (Call 09/01/26)	295	303,599
3.40%, 03/01/25 (Call 12/01/24)	3,445	3,652,527
3.45%, 06/01/29 (Call 03/01/29)	1,642	1,771,488
3.75%, 09/01/28 (Call 06/01/28)	1,932	2,129,895
3.75%, 09/01/47 (Call 03/01/47)	2,310	2,542,802
3.85%, 03/01/24 (Call 12/01/23)	1,100	1,171,280
4.00%, 12/01/46 (Call 06/01/46)	690	781,059
4.15%, 06/01/49 (Call 12/01/48)	1,500	1,755,420
4.20%, 09/01/48 (Call 03/01/48)	330	387,872
4.30%, 12/01/42 (Call 06/01/42)	3,440	3,964,462
4.30%, 09/01/45 (Call 03/01/45)	1,375	1,624,810
6.59%, 10/15/37	624	905,474
Aqua America Inc. 3.57%, 05/01/29 (Call 02/01/29)	825	894,102
4.28%, 05/01/49 (Call 11/01/48)	1,400	1,655,220
United Utilities PLC, 6.88%, 08/15/28	41	51,150

		24,851,006

Total Corporate Bonds & Notes — 26.2% (Cost: $16,075,315,568)		17,257,786,992

Foreign Government Obligations(g)

Canada — 0.3%
Canada Government International Bond 2.00%, 11/15/22	5,400	5,488,236
2.63%, 01/25/22	4,135	4,246,231
Export Development Canada 1.38%, 10/21/21	170	169,291
1.50%, 05/26/21	4,350	4,341,561
1.75%, 07/18/22	3,000	3,021,540
2.00%, 11/30/20	4,425	4,440,487
2.00%, 05/17/22	4,250	4,304,867
2.50%, 01/24/23	1,365	1,409,922
Hydro-Quebec 9.40%, 02/01/21	250	275,790
Series HH, 8.50%, 12/01/29	900	1,423,044
Series HQ, 9.50%, 11/15/30	8	13,612

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Series IO, 8.05%, 07/07/24	$750	$964,793
Province of Alberta Canada 2.20%, 07/26/22	4,663	4,737,188
2.95%, 01/23/24	250	264,055
3.30%, 03/15/28	7,775	8,683,664
3.35%, 11/01/23	1,125	1,201,815
Province of British Columbia Canada 2.00%, 10/23/22	3,753	3,801,639
2.25%, 06/02/26	8,775	9,086,337
2.65%, 09/22/21	3,383	3,452,521
6.50%, 01/15/26	100	128,195
Province of Manitoba Canada 2.05%, 11/30/20	1,850	1,856,808
2.10%, 09/06/22	2,560	2,593,562
2.13%, 05/04/22	2,350	2,379,164
2.13%, 06/22/26	2,760	2,816,966
3.05%, 05/14/24	1,250	1,329,000
8.88%, 09/15/21	175	199,008
Province of New Brunswick Canada, 3.63%, 02/24/28	750	848,948
Province of Ontario Canada 2.20%, 10/03/22	5,065	5,149,839
2.25%, 05/18/22	5,550	5,640,964
2.40%, 02/08/22	8,135	8,283,301
2.45%, 06/29/22	2,350	2,403,134
2.50%, 09/10/21	6,169	6,271,097
2.50%, 04/27/26	10,200	10,681,134
2.55%, 02/12/21	7,070	7,151,729
3.20%, 05/16/24	4,330	4,638,426
3.40%, 10/17/23	2,250	2,405,903
Province of Quebec Canada 2.38%, 01/31/22	3,750	3,819,263
2.50%, 04/20/26	8,335	8,742,498
2.63%, 02/13/23	3,875	4,005,316
2.75%, 08/25/21	2,500	2,553,300
2.75%, 04/12/27	6,962	7,454,422
Series NN, 7.13%, 02/09/24	1,222	1,496,425
Series PD, 7.50%, 09/15/29	5,052	7,603,765
Series QO, 2.88%, 10/16/24	8,063	8,565,889

		170,344,649

Chile — 0.0%
Chile Government International Bond 2.25%, 10/30/22	2,820	2,849,300
3.13%, 03/27/25	2,500	2,654,900
3.13%, 01/21/26	3,320	3,552,201
3.24%, 02/06/28 (Call 11/06/27)	4,925	5,381,301
3.25%, 09/14/21	4,789	4,921,655
3.50%, 01/25/50 (Call 07/25/49)	2,000	2,283,340
3.63%, 10/30/42	1,100	1,271,820
3.86%, 06/21/47	4,375	5,301,144

		28,215,661

Colombia — 0.1%
Colombia Government International Bond 2.63%, 03/15/23 (Call 12/15/22)	2,450	2,478,861
3.88%, 04/25/27 (Call 01/25/27)	7,350	7,943,292
4.00%, 02/26/24 (Call 11/26/23)	6,805	7,249,639
4.38%, 07/12/21	11,948	12,418,154
4.50%, 01/28/26 (Call 10/28/25)	4,460	4,942,215
4.50%, 03/15/29 (Call 12/15/28)	2,500	2,845,125
5.00%, 06/15/45 (Call 12/15/44)	11,125	13,433,882

Security	Par (000)	Value

Colombia (continued)
5.20%, 05/15/49 (Call 11/15/48)	$2,505	$3,145,654
5.63%, 02/26/44 (Call 08/26/43)	6,977	8,992,167
6.13%, 01/18/41	6,026	8,047,904
7.38%, 09/18/37	8,585	12,520,278
8.13%, 05/21/24	1,680	2,103,982
10.38%, 01/28/33	3,735	6,126,296

		92,247,449

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	2,000	2,589,100

Germany — 0.0%
FMS Wertmanagement 1.38%, 06/08/21	8,180	8,146,053
2.00%, 08/01/22	3,815	3,866,655
2.75%, 03/06/23	1,325	1,380,730
2.75%, 01/30/24	8,000	8,428,880

		21,822,318

Hungary — 0.1%
Hungary Government International Bond 5.38%, 02/21/23	500	552,060
5.38%, 03/25/24	10,465	11,875,159
5.75%, 11/22/23	9,848	11,216,675
6.38%, 03/29/21	9,684	10,297,965
7.63%, 03/29/41	3,160	5,326,338

		39,268,197

Indonesia — 0.0%
Indonesia Government International Bond 2.95%, 01/11/23	2,178	2,208,753
3.40%, 09/18/29	2,000	2,114,040
3.50%, 01/11/28	2,850	2,995,521
4.10%, 04/24/28	1,365	1,497,746
4.35%, 01/11/48	5,525	6,296,014
4.45%, 02/11/24	1,000	1,078,840
4.75%, 02/11/29	4,000	4,624,800
5.35%, 02/11/49	2,850	3,735,153

		24,550,867

Israel — 0.0%
Israel Government International Bond 2.88%, 03/16/26	2,950	3,155,290
3.15%, 06/30/23	1,000	1,054,530
3.25%, 01/17/28	3,390	3,742,323
4.00%, 06/30/22	2,250	2,387,947
4.13%, 01/17/48	2,200	2,705,274
4.50%, 01/30/43	5,075	6,447,940

		19,493,304

Italy — 0.0%
Republic of Italy Government International Bond 5.38%, 06/15/33	4,366	5,108,787
6.88%, 09/27/23	10,103	11,654,821

		16,763,608

Japan — 0.2%
Japan Bank for International Cooperation 1.50%, 07/21/21	5,550	5,526,634
1.88%, 04/20/21	3,000	3,005,010
1.88%, 07/21/26	5,920	5,945,811
2.00%, 11/04/21	956	960,713
2.13%, 11/16/20	5,700	5,718,867
2.13%, 02/10/25	680	692,689

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
2.25%, 11/04/26	$4,750	$4,882,858
2.38%, 07/21/22	200	203,706
2.38%, 11/16/22	3,100	3,160,605
2.38%, 04/20/26	5,480	5,677,280
2.50%, 06/01/22	11,000	11,230,340
2.50%, 05/28/25	2,200	2,287,252
2.75%, 01/21/26	6,900	7,298,544
2.75%, 11/16/27	7,500	8,009,100
2.88%, 06/01/27	12,775	13,719,839
2.88%, 07/21/27	3,500	3,762,745
3.00%, 05/29/24	5,000	5,285,400
3.25%, 07/20/23	1,200	1,267,068
3.25%, 07/20/28	400	447,012
3.38%, 07/31/23	900	954,774
3.38%, 10/31/23	500	532,260
3.50%, 10/31/28	850	971,380
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	2,500	2,570,725
Japan International Cooperation Agency 2.13%, 10/20/26	770	783,375
2.75%, 04/27/27	500	528,205

		95,422,192

Mexico — 0.2%
Mexico Government International Bond 3.50%, 01/21/21(d)	7,609	7,782,105
3.60%, 01/30/25	7,210	7,505,754
3.63%, 03/15/22	11,548	11,961,880
3.75%, 01/11/28	9,270	9,692,805
4.00%, 10/02/23	10,548	11,179,931
4.13%, 01/21/26	8,420	8,965,953
4.15%, 03/28/27	6,895	7,397,990
4.35%, 01/15/47	2,950	3,103,046
4.50%, 01/31/50 (Call 07/31/49)	2,000	2,143,180
4.60%, 01/23/46	10,995	11,917,041
4.60%, 02/10/48	4,680	5,117,580
4.75%, 03/08/44	17,611	19,464,205
5.55%, 01/21/45	9,440	11,624,227
5.75%, 10/12/10	5,486	6,500,690
6.05%, 01/11/40	6,080	7,787,325
6.75%, 09/27/34	9,793	13,288,220
7.50%, 04/08/33	2,425	3,422,063
8.00%, 09/24/22	1,595	1,856,165
8.30%, 08/15/31	4,150	6,113,697
11.50%, 05/15/26(d)	500	737,350

		157,561,207

Panama — 0.1%
Panama Government International Bond 3.16%, 01/23/30 (Call 10/23/29)	2,000	2,123,760
3.75%, 03/16/25 (Call 12/16/24)	6,150	6,603,193
3.87%, 07/23/60 (Call 01/23/60)	2,000	2,284,200
3.88%, 03/17/28 (Call 12/17/27)	5,949	6,602,200
4.00%, 09/22/24 (Call 06/24/24)	5,550	6,004,046
4.30%, 04/29/53	1,770	2,175,100
4.50%, 05/15/47 (Call 11/15/46)	2,200	2,736,096
4.50%, 04/16/50 (Call 10/16/49)	4,850	6,031,411
6.70%, 01/26/36	6,490	9,485,914
7.13%, 01/29/26	1,000	1,274,780
8.88%, 09/30/27	3,574	5,186,196

Security	Par (000)	Value

Panama (continued)
9.38%, 04/01/29	$2,200	$3,418,800

		53,925,696

Peru — 0.1%
Peruvian Government International Bond 4.13%, 08/25/27	5,155	5,911,393
5.63%, 11/18/50	10,082	15,418,907
6.55%, 03/14/37	2,653	4,031,764
7.35%, 07/21/25	3,820	4,942,048
8.75%, 11/21/33	4,245	7,255,809

		37,559,921

Philippines — 0.1%
Philippine Government International Bond 3.00%, 02/01/28	4,000	4,254,800
3.70%, 03/01/41	5,480	6,450,234
3.70%, 02/02/42	2,894	3,427,364
3.75%, 01/14/29	2,750	3,127,355
3.95%, 01/20/40	5,425	6,536,854
4.00%, 01/15/21	14,305	14,661,338
4.20%, 01/21/24	12,225	13,340,042
5.00%, 01/13/37	3,350	4,460,860
5.50%, 03/30/26	1,800	2,167,470
6.38%, 01/15/32	2,744	3,863,141
6.38%, 10/23/34	11,781	17,335,859
7.75%, 01/14/31	4,365	6,628,296
9.50%, 02/02/30	1,481	2,454,506
10.63%, 03/16/25	1,508	2,173,876

		90,881,995

Poland — 0.1%
Republic of Poland Government International Bond 3.00%, 03/17/23	6,388	6,641,603
3.25%, 04/06/26	6,935	7,449,924
4.00%, 01/22/24	7,528	8,200,100
5.00%, 03/23/22	10,963	11,819,320
5.13%, 04/21/21	7,265	7,637,404

		41,748,351

South Korea — 0.1%
Export-Import Bank of Korea 2.13%, 02/11/21	5,050	5,055,959
2.38%, 04/21/27(d)	5,000	5,061,650
2.63%, 12/30/20	1,000	1,007,660
2.63%, 05/26/26	1,250	1,286,375
2.75%, 01/25/22	800	812,696
2.88%, 01/21/25	2,000	2,082,280
3.00%, 11/01/22	975	1,002,690
3.25%, 11/10/25	5,800	6,193,472
3.25%, 08/12/26	3,175	3,391,376
4.00%, 01/14/24	650	705,049
4.38%, 09/15/21	3,200	3,348,448
5.00%, 04/11/22	2,425	2,604,401
Korea Development Bank (The), 3.38%, 03/12/23	600	628,380
Korea International Bond 2.00%, 06/19/24	400	404,524
2.50%, 06/19/29	2,000	2,075,560
2.75%, 01/19/27	1,425	1,497,718
3.50%, 09/20/28	900	1,008,324
3.88%, 09/11/23	1,650	1,786,092
3.88%, 09/20/48	1,925	2,435,549
4.13%, 06/10/44	4,036	5,209,628

		47,597,831

66	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational — 1.1%
African Development Bank 1.25%, 07/26/21	$3,505	$3,481,692
2.13%, 11/16/22	4,125	4,201,684
2.38%, 09/23/21	4,867	4,943,363
2.63%, 03/22/21	11,440	11,612,744
3.00%, 12/06/21	60	61,888
3.00%, 09/20/23	250	264,488
Asian Development Bank 1.63%, 03/16/21	5,230	5,228,431
1.75%, 06/08/21	2,890	2,897,081
1.75%, 09/13/22	12,300	12,390,774
1.75%, 08/14/26	400	405,188
1.88%, 02/18/22	10,150	10,240,132
2.00%, 02/16/22(d)	18,503	18,718,930
2.00%, 01/22/25	6,040	6,192,510
2.00%, 04/24/26	4,900	5,042,198
2.13%, 11/24/21	5,175	5,239,791
2.13%, 03/19/25	570	588,844
2.25%, 01/20/21	6,980	7,035,212
2.38%, 08/10/27	250	264,528
2.50%, 11/02/27	5,500	5,886,375
2.63%, 01/30/24	4,750	4,983,273
2.63%, 01/12/27	5,400	5,802,948
2.75%, 03/17/23	4,500	4,694,040
2.75%, 01/19/28(d)	5,500	6,020,960
3.13%, 09/26/28	250	282,805
5.82%, 06/16/28	415	547,248
6.22%, 08/15/27 (Call 08/15/22)	3,725	4,883,289
Series 5Y, 1.88%, 08/10/22	250	252,715
Corp. Andina de Fomento 2.13%, 09/27/21	1,300	1,297,023
4.38%, 06/15/22	4,550	4,812,126
Council of Europe Development Bank 1.63%, 03/16/21	1,145	1,144,416
2.63%, 02/13/23	3,185	3,302,176
European Bank for Reconstruction & Development 1.50%, 11/02/21	5,250	5,241,233
1.88%, 02/23/22(d)	3,105	3,131,361
2.00%, 02/01/21	5,900	5,926,373
2.13%, 03/07/22	5,020	5,092,941
2.75%, 03/07/23	3,000	3,125,670
European Investment Bank 1.38%, 09/15/21	10,710	10,670,908
1.63%, 12/15/20	9,525	9,516,808
1.63%, 06/15/21	11,300	11,307,006
1.88%, 02/10/25	15,663	15,987,537
2.00%, 03/15/21	8,340	8,386,120
2.00%, 12/15/22	13,292	13,508,925
2.13%, 10/15/21	2,673	2,704,434
2.13%, 04/13/26	6,325	6,569,904
2.25%, 03/15/22	4,705	4,792,466
2.25%, 08/15/22	13,775	14,076,121
2.38%, 05/13/21	6,045	6,122,074
2.38%, 06/15/22	11,800	12,082,610
2.38%, 05/24/27	7,021	7,457,145
2.50%, 04/15/21	10,130	10,270,807
2.50%, 03/15/23	18,389	19,025,259
2.50%, 10/15/24	7,050	7,405,390
2.63%, 03/15/24	5,200	5,462,340
2.88%, 09/15/20	5,360	5,420,943

Security	Par (000)	Value

Supranational (continued)
2.88%, 12/15/21(d)	$10,615	$10,930,690
2.88%, 08/15/23	3,025	3,185,688
3.13%, 12/14/23	1,350	1,441,476
3.25%, 01/29/24	13,070	14,060,052
4.00%, 02/16/21	21,820	22,550,534
4.88%, 02/15/36	3,580	5,058,468
Inter-American Development Bank 1.25%, 09/14/21	3,000	2,981,160
1.75%, 04/14/22(d)	14,335	14,422,013
1.75%, 09/14/22	10,580	10,659,138
1.88%, 03/15/21	9,020	9,052,201
2.00%, 06/02/26(d)	5,725	5,896,464
2.13%, 11/09/20	9,496	9,539,682
2.13%, 01/18/22	4,225	4,285,164
2.13%, 01/15/25	5,516	5,695,491
2.38%, 07/07/27	4,510	4,775,008
2.50%, 01/18/23	14,683	15,164,309
2.63%, 04/19/21	9,521	9,673,241
2.63%, 01/16/24	2,600	2,725,944
3.00%, 09/26/22	850	888,182
3.00%, 10/04/23	3,350	3,549,091
3.00%, 02/21/24	12,601	13,425,735
3.13%, 09/18/28	6,250	7,069,500
3.20%, 08/07/42	800	956,400
3.88%, 10/28/41	4,550	5,982,431
4.38%, 01/24/44	675	965,561
International Bank for Reconstruction & Development 1.38%, 05/24/21	10,210	10,169,875
1.38%, 09/20/21	6,700	6,674,071
1.63%, 09/04/20(d)	2,050	2,046,843
1.63%, 03/09/21	13,615	13,615,681
1.63%, 02/10/22	12,900	12,936,120
1.75%, 04/19/23(d)	6,225	6,281,398
1.88%, 10/07/22	6,450	6,523,788
1.88%, 10/27/26	5,650	5,788,368
2.00%, 01/26/22	15,240	15,417,241
2.13%, 11/01/20	1,900	1,908,797
2.13%, 12/13/21	1,631	1,652,529
2.13%, 07/01/22	7,000	7,123,340
2.13%, 02/13/23(d)	5,085	5,197,226
2.13%, 03/03/25	5,820	6,018,811
2.25%, 06/24/21	4,695	4,749,650
2.50%, 11/25/24	20,289	21,328,203
2.50%, 07/29/25	12,330	13,025,412
2.50%, 11/22/27	6,275	6,734,832
2.75%, 07/23/21	16,750	17,114,480
3.00%, 09/27/23	2,000	2,119,040
4.75%, 02/15/35	3,535	4,837,506
7.63%, 01/19/23	6,200	7,434,916
International Finance Corp. 1.13%, 07/20/21	4,115	4,081,051
2.00%, 10/24/22	4,415	4,485,375
2.13%, 04/07/26	5,625	5,835,375
2.25%, 01/25/21	7,070	7,126,277
2.88%, 07/31/23	750	788,978
Nordic Investment Bank 1.25%, 08/02/21	5,100	5,066,289
1.50%, 09/29/20	750	747,915
2.13%, 02/01/22	3,040	3,083,381
2.25%, 02/01/21(d)	7,230	7,288,852

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.25%, 05/21/24	$2,000	$2,070,380

		740,208,870

Sweden — 0.0%
Svensk Exportkredit AB 1.75%, 03/10/21	7,450	7,454,992
2.00%, 08/30/22	4,200	4,250,736
2.38%, 04/09/21	1,000	1,010,970
2.38%, 03/09/22	6,350	6,472,428
2.88%, 05/22/21	500	510,130
2.88%, 03/14/23	4,000	4,179,760

		23,879,016

Uruguay — 0.1%
Uruguay Government International Bond 4.13%, 11/20/45	4,561	5,048,291
4.38%, 10/27/27	5,470	6,081,655
4.38%, 01/23/31 (Call 10/23/30)	850	956,565
4.50%, 08/14/24	3,172	3,442,096
4.98%, 04/20/55	4,500	5,543,640
5.10%, 06/18/50	10,080	12,535,287
7.63%, 03/21/36	3,241	4,915,515
8.00%, 11/18/22	1,914	2,171,758

		40,694,807

Total Foreign Government Obligations — 2.6% (Cost: $1,655,754,454)		1,744,775,039

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	2,470,406

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	3,400	5,497,562
Series S-1, 7.04%, 04/01/50	3,100	5,344,462
Series S-3, 6.91%, 10/01/50	1,300	2,255,227
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	3,453,825
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	6,461,997
Los Angeles Community College District/CA GO BAB 6.75%, 08/01/49	2,600	4,415,710
Series E, 6.60%, 08/01/42	200	322,136
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	1,122,271
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,905,343
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	2,955,015
Series A, 6.60%, 07/01/50	385	653,445
Series D, 6.57%, 07/01/45	2,470	4,010,193
Los Angeles Unified School District/CA GO BAB 5.75%, 07/01/34	3,760	5,044,303
5.76%, 07/01/29	2,170	2,714,779
Series RY, 6.76%, 07/01/34	3,025	4,359,751
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, 6.55%, 05/15/48	1,795	2,783,542

Security	Par (000)	Value

California (continued)
Series F, 6.58%, 05/15/49	$2,015	$3,092,884
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,000	1,525,310
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	1,300	1,977,287
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	925	1,176,054
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,865	1,883,781
State of California GO 2.80%, 04/01/21	935	949,034
3.38%, 04/01/25	3,000	3,233,010
3.50%, 04/01/28	860	948,313
4.50%, 04/01/33 (Call 04/01/28)	2,750	3,204,575
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,876,455
6.20%, 10/01/19	175	175,527
State of California GO BAB 5.70%, 11/01/21	500	538,600
7.30%, 10/01/39	7,150	11,368,143
7.35%, 11/01/39	2,130	3,395,795
7.50%, 04/01/34	6,530	10,301,989
7.55%, 04/01/39	11,540	19,347,503
7.60%, 11/01/40	4,435	7,634,453
7.63%, 03/01/40	150	250,233
7.70%, 11/01/30 (Call 11/01/20)	500	532,605
7.95%, 03/01/36 (Call 03/01/20)	500	514,215
University of California RB 3.35%, 07/01/29	2,015	2,238,927
Series AD, 4.86%, 05/15/12	3,150	4,357,332
Series AQ, 4.77%, 05/15/15	835	1,156,375
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	1,900	2,014,323
University of California RB BAB 5.77%, 05/15/43	3,020	4,207,736
5.95%, 05/15/45	1,050	1,483,661

		142,683,681

Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	500	787,650

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	2,400	3,183,600
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,809,046

		4,992,646

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	922,131
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/14	600	867,648
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	2,258,321

		4,048,100

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	1,094,690
State Board of Administration Finance Corp. RB, Series A, 2.64%, 07/01/21	1,500	1,516,920

		2,611,610

68	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	$2,982	$4,062,498
Project M, Series 2010-A, 6.66%, 04/01/57	1,289	1,850,256
Project P, Series 2010-A, 7.06%, 04/01/57	328	463,212

		6,375,966

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49	1,050	1,361,430
Series C, 4.57%, 01/01/54	1,050	1,406,485
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	746,440
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	2,400	3,439,392
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,300	1,827,098
State of Illinois GO 4.95%, 06/01/23(d)	44	45,652
5.10%, 06/01/33(d)	25,873	28,149,824
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	1,000	1,249,110

		38,225,431

Kansas — 0.0%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	611,905

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	2,104,020

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	3,700	5,038,327
Commonwealth of Massachusetts GOL BAB 4.91%, 05/01/29	1,950	2,377,459
Series E, 4.20%, 12/01/21	420	434,797
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,979,367
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,452,126

		11,282,076

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,268,350

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	5,535,377

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,422,365

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	2,550	3,310,818
Series B, 0.00%, 02/15/21 (AGM)(f)	1,145	1,110,925
Series B, 0.00%, 02/15/22(f)	1,000	950,360
Series B, 0.00%, 02/15/23 (AGM)(f)	1,400	1,305,584
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	4,230	6,749,896
Series F, 7.41%, 01/01/40	5,394	8,880,196

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	$1,500	$2,151,225
Series C, 5.75%, 12/15/28	2,475	2,918,099
Series C, 6.10%, 12/15/28 (Call 12/15/20)	1,200	1,255,224
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	1,217,970

		29,850,297

New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	1,000	1,345,600
Series F1, 6.27%, 12/01/37	1,255	1,814,253
Series H-1, 5.85%, 06/01/40	645	920,802
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	2,265	3,739,085
Series 2010-A, 6.67%, 11/15/39	50	73,392
Series 2010B-1, 6.55%, 11/15/31	2,110	2,867,617
Series A2, 6.09%, 11/15/40	100	142,435
Series B, 6.65%, 11/15/39	220	318,562
Series E, 6.81%, 11/15/40	1,230	1,829,047
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB 5.51%, 08/01/37	2,235	3,012,333
5.57%, 11/01/38	100	133,656
Series C-2, 5.77%, 08/01/36	2,000	2,586,140
New York City Water & Sewer System RB BAB 5.72%, 06/15/42	3,145	4,673,187
5.88%, 06/15/44	3,090	4,708,542
6.01%, 06/15/42	835	1,271,530
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	1,500	2,029,065
Series F, 5.63%, 03/15/39	1,500	1,959,300
New York State Urban Development Corp. RB 3.90%, 03/15/33 ( 09/15/28)	290	325,052
Series B, 2.10%, 03/15/22	1,250	1,248,875
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,595,185
Port Authority of New York & New Jersey RB 3.29%, 08/01/69	1,300	1,329,913
Series 164, 5.65%, 11/01/40	2,255	3,171,883
Series 165, 5.65%, 11/01/40	1,600	2,261,712
Series 168, 4.93%, 10/01/51	2,500	3,437,850
Series 174, 4.46%, 10/01/62	3,180	4,127,131
Series 181, 4.96%, 08/01/46	2,000	2,703,160
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,125,970
Series 192, 4.81%, 10/15/65	4,235	5,732,538

		60,483,815

Ohio — 0.0%
American Municipal Power Inc. RB BAB 5.94%, 02/15/47	1,300	1,949,207
Series B, 8.08%, 02/15/50	3,825	7,104,173
Series E, 6.27%, 02/15/50	1,210	1,709,125
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	2,000	2,369,000
Series A, 4.05%, 12/01/56	500	624,980
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	2,402,266

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	$1,115	$1,333,696

		17,492,447

Oregon — 0.0%
Oregon School Boards Association GOL 5.53%, 06/30/28 (AGM)	1,000	1,200,090
Series B, 5.55%, 06/30/28 (NPFGC)	50	60,488
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,225,810
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	595	833,387
State of Oregon GO, 5.89%, 06/01/27	8,020	9,859,467

		13,179,242

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38(d)	50	58,241
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,424,990

		1,483,231

South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	400	638,984

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,107,880

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	575	714,944
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB 5.81%, 02/01/41	1,875	2,742,169
Series C, 5.99%, 02/01/39	1,000	1,444,450
Dallas Area Rapid Transit RB BAB 5.02%, 12/01/48	950	1,318,429
Series B, 6.00%, 12/01/44	400	600,244
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	1,008,035
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,750,087
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	425,152
Dallas/Fort Worth International Airport RB, 3.14%, 11/01/45	405	422,844
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	6,896,138
Permanent University Fund — Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	2,129,940
Permanent University Fund — University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,822,519
State of Texas GO BAB 5.52%, 04/01/39	2,300	3,233,915
Series A, 4.63%, 04/01/33	1,255	1,523,984
Series A, 4.68%, 04/01/40	2,000	2,561,320
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	5,115	6,360,349

Security	Par (000)	Value

Texas (continued)
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	$1,500	$1,939,155

		36,893,674

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	500	529,575

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	690	892,970

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,661,244
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,902,139

		4,563,383

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	295	338,975
Series C, 3.15%, 05/01/27	2,580	2,771,075

		3,110,050

Total Municipal Debt Obligations — 0.6% (Cost: $331,804,122)		394,645,131

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.3%
Federal Home Loan Mortgage Corp. 2.50%, 10/01/27	314	318,326
2.50%, 02/01/28	3,866	3,925,357
2.50%, 01/01/30	30,408	30,907,025
2.50%, 03/01/31	285	289,571
2.50%, 08/01/31	6,913	7,029,559
2.50%, 10/01/31	18,080	18,385,971
2.50%, 11/01/31	110	112,236
2.50%, 12/01/31	25,108	25,531,730
2.50%, 02/01/32	30,109	30,617,346
2.50%, 08/01/32	510	518,168
2.50%, 11/01/32	2,515	2,551,508
2.50%, 01/01/33	27,728	28,164,757
2.50%, 02/01/33	66	67,068
2.50%, 03/01/33	493	500,356
2.50%, 04/01/33	4,093	4,153,750
2.50%, 07/01/33	527	534,333
2.96%, 05/01/42, (12 mo. LIBOR US + 1.808%)(a)	874	895,000
3.00%, 11/01/26	805	826,919
3.00%, 01/01/27	396	406,478
3.00%, 02/01/27	967	992,777
3.00%, 04/01/27	719	739,334
3.00%, 05/01/27	5,217	5,363,317
3.00%, 06/01/27	5,277	5,421,619
3.00%, 07/01/27	145	148,690
3.00%, 08/01/27	584	600,105
3.00%, 09/01/27	2,302	2,367,930
3.00%, 11/01/27	879	905,029
3.00%, 12/01/27	546	561,140
3.00%, 01/01/28	259	266,515
3.00%, 11/01/28	474	487,085
3.00%, 01/01/29	584	600,192
3.00%, 03/01/29	1,247	1,282,222

70	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/29	$11,075	$11,386,988
3.00%, 05/01/30	11,440	11,763,611
3.00%, 06/01/30	6,368	6,525,618
3.00%, 07/01/30	11,261	11,597,620
3.00%, 12/01/30	30,133	30,985,923
3.00%, 02/01/31	10,080	10,372,181
3.00%, 05/01/31	21,325	21,943,119
3.00%, 06/01/31	14,718	15,146,643
3.00%, 08/01/31	106	108,873
3.00%, 12/01/31	62	64,133
3.00%, 02/01/32	200	207,064
3.00%, 07/01/32	21,216	21,882,646
3.00%, 09/01/32	20	20,302
3.00%, 02/01/33	46	47,104
3.00%, 05/01/33	3,793	3,924,522
3.00%, 07/01/34	13,115	13,456,617
3.00%, 06/01/42	1,334	1,377,796
3.00%, 10/01/42	559	577,384
3.00%, 01/01/43	1,325	1,368,739
3.00%, 02/01/43	26,697	27,574,954
3.00%, 12/01/44	118	121,865
3.00%, 04/01/45	688	708,850
3.00%, 08/01/45	599	617,525
3.00%, 12/01/45	50	51,445
3.00%, 01/01/46	3,354	3,456,628
3.00%, 02/01/46	421	434,153
3.00%, 07/01/46	6,727	6,916,865
3.00%, 08/01/46	152,345	156,626,616
3.00%, 09/01/46	50,248	51,764,435
3.00%, 10/01/46	91,148	93,922,388
3.00%, 11/01/46	81,681	83,977,403
3.00%, 12/01/46	174,662	179,876,987
3.00%, 01/01/47	42,110	43,292,750
3.00%, 02/01/47	82,958	85,292,088
3.00%, 03/01/47	416	427,590
3.00%, 04/01/47	1,194	1,227,270
3.00%, 05/01/47	52,611	54,305,079
3.00%, 06/01/47	39,646	40,760,616
3.00%, 08/01/47	8,508	8,746,622
3.00%, 09/01/47	2,040	2,103,299
3.00%, 10/01/47	20,432	21,006,516
3.00%, 11/01/47	51	52,428
3.00%, 12/01/47	198	204,079
3.00%, 01/01/48	540	553,261
3.00%, 04/01/48	906	925,613
3.00%, 11/01/48	6,012	6,143,082
3.00%, 03/01/49	2,596	2,648,449
3.00%, 05/01/49	21,968	22,420,181
3.00%, 06/01/49	6,591	6,725,549
3.50%, 11/01/25	3,398	3,523,029
3.50%, 03/01/26	2,912	3,019,901
3.50%, 06/01/26	709	734,780
3.50%, 03/01/32	1,908	1,988,022
3.50%, 05/01/32	5,426	5,694,927
3.50%, 09/01/32	5,207	5,428,998
3.50%, 06/01/33	532	559,088
3.50%, 07/01/33	34,839	36,131,782
3.50%, 11/01/33	100	103,899
3.50%, 06/01/34	34,208	35,570,491
3.50%, 06/01/38	5,655	5,862,908

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/38	$4,280	$4,436,667
3.50%, 02/01/42	170	178,183
3.50%, 05/01/42	14	14,901
3.50%, 09/01/42	22	22,625
3.50%, 10/01/42	20,240	21,189,555
3.50%, 11/01/42	1,483	1,552,589
3.50%, 01/01/43	22	22,605
3.50%, 04/01/43	8,161	8,544,862
3.50%, 06/01/43	1,886	1,985,888
3.50%, 07/01/43	3,385	3,543,837
3.50%, 08/01/43	12,755	13,354,543
3.50%, 10/01/43	2,730	2,874,361
3.50%, 01/01/44	30,626	32,097,068
3.50%, 02/01/44	18,223	19,183,775
3.50%, 09/01/44	15,562	16,298,421
3.50%, 10/01/44	28,864	30,131,488
3.50%, 11/01/44	160	167,829
3.50%, 12/01/45	22,247	23,347,790
3.50%, 01/01/46	1,093	1,137,101
3.50%, 03/01/46	66,189	69,579,374
3.50%, 05/01/46	10,706	11,164,925
3.50%, 07/01/46	15,774	16,421,521
3.50%, 08/01/46	11,573	12,025,641
3.50%, 09/01/46	16,787	17,497,630
3.50%, 10/01/46	6,202	6,436,693
3.50%, 11/01/46	2,640	2,739,733
3.50%, 12/01/46	12,493	13,027,455
3.50%, 01/01/47	5,369	5,572,254
3.50%, 02/01/47	19,462	20,211,945
3.50%, 03/01/47	14,597	15,138,488
3.50%, 04/01/47	46,544	48,268,716
3.50%, 05/01/47	6,199	6,470,857
3.50%, 07/01/47	21,038	21,812,286
3.50%, 08/01/47	58,561	61,197,566
3.50%, 09/01/47	83,752	87,212,027
3.50%, 12/01/47	22,732	23,569,789
3.50%, 01/01/48	44,821	47,310,226
3.50%, 02/01/48	97,576	100,978,617
3.50%, 03/01/48	33,813	34,970,707
3.50%, 04/01/48	3,856	4,077,785
3.50%, 05/01/48	49,692	51,171,688
3.50%, 06/01/48	22,047	22,700,966
3.50%, 07/01/48	27,371	28,182,996
3.50%, 11/01/48	2,413	2,482,914
3.50%, 01/01/49	903	929,453
3.50%, 02/01/49	1,310	1,348,606
3.50%, 04/01/49	5,211	5,442,163
3.50%, 05/01/49	3,586	3,745,462
3.50%, 06/01/49	46,215	48,451,906
3.50%, 07/01/49	105,236	108,481,635
4.00%, 05/01/25	401	419,898
4.00%, 10/01/25	2,034	2,128,000
4.00%, 02/01/26	1,248	1,306,228
4.00%, 05/01/26	2,010	2,102,623
4.00%, 12/01/32	4,673	4,895,798
4.00%, 05/01/33	10,473	10,958,799
4.00%, 09/01/41	6,831	7,300,143
4.00%, 02/01/42	5,320	5,685,074
4.00%, 03/01/42	1,264	1,340,048
4.00%, 06/01/42	8,890	9,500,768

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/42	$3,500	$3,712,352
4.00%, 07/01/44	11,489	12,230,513
4.00%, 01/01/45	2,913	3,084,391
4.00%, 02/01/45	3,108	3,380,620
4.00%, 06/01/45	5,251	5,540,473
4.00%, 08/01/45	13,788	14,547,576
4.00%, 09/01/45	24,112	25,440,163
4.00%, 01/01/46	6,525	6,884,971
4.00%, 02/01/46	370	388,696
4.00%, 03/01/46	1,987	2,084,328
4.00%, 05/01/46	14,206	14,903,464
4.00%, 06/01/46	225	239,128
4.00%, 07/01/46	7,949	8,417,889
4.00%, 08/01/46	533	559,465
4.00%, 10/01/46	11,928	12,585,345
4.00%, 11/01/46	28,361	29,752,502
4.00%, 02/01/47	13,967	14,655,446
4.00%, 08/01/47	1,263	1,322,400
4.00%, 10/01/47	3,741	3,917,892
4.00%, 11/01/47	7,462	7,814,451
4.00%, 01/01/48	35,369	37,041,422
4.00%, 02/01/48	33,507	35,196,247
4.00%, 04/01/48	390	414,964
4.00%, 06/01/48	51,762	55,067,307
4.00%, 07/01/48	120,246	125,430,949
4.00%, 08/01/48	15,598	16,270,638
4.00%, 09/01/48	31,958	33,334,919
4.00%, 10/01/48	14,612	15,256,530
4.00%, 11/01/48	14,646	15,276,702
4.00%, 12/01/48	110,822	116,246,025
4.00%, 01/01/49	14,654	15,297,847
4.00%, 03/01/49	40,494	42,283,574
4.00%, 06/01/49	40,201	41,831,134
4.00%, 07/01/49	1,918	2,047,014
4.50%, 04/01/22	355	358,764
4.50%, 05/01/23	94	95,125
4.50%, 07/01/24	492	512,896
4.50%, 08/01/24	121	125,589
4.50%, 09/01/24	323	337,104
4.50%, 10/01/24	301	313,670
4.50%, 08/01/30	3,019	3,223,559
4.50%, 03/01/39	2,285	2,477,869
4.50%, 05/01/39	2,701	2,928,703
4.50%, 10/01/39	2,051	2,224,556
4.50%, 01/01/40	550	596,370
4.50%, 02/01/41	4,629	5,018,646
4.50%, 04/01/41	99	107,560
4.50%, 05/01/41	7,751	8,454,227
4.50%, 05/01/42	10,436	11,315,616
4.50%, 01/01/45	8,367	9,052,944
4.50%, 11/01/45	302	323,995
4.50%, 12/01/45	402	434,911
4.50%, 01/01/46	13,320	14,324,584
4.50%, 03/01/46	518	563,220
4.50%, 04/01/46	1,821	1,944,053
4.50%, 05/01/46	1,431	1,527,543
4.50%, 07/01/46	698	745,250
4.50%, 08/01/46	919	980,662
4.50%, 09/01/46	5,960	6,476,119
4.50%, 05/01/47	9,526	10,112,663

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/47	$3,476	$3,690,015
4.50%, 11/01/47	510	541,429
4.50%, 05/01/48	49,832	52,659,789
4.50%, 06/01/48	36,955	39,116,540
4.50%, 07/01/48	23,818	25,166,881
4.50%, 09/01/48	1,404	1,481,623
4.50%, 10/01/48	27,234	29,289,320
4.50%, 11/01/48	139	148,932
4.50%, 12/01/48	71,779	75,963,845
4.50%, 01/01/49	14,798	15,694,882
4.50%, 05/01/49	99	104,587
4.55%, 08/01/41, (12 mo. LIBOR US + 1.776%)(a)	418	438,712
4.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	663	697,702
4.65%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	583	610,082
4.67%, 11/01/41, (12 mo. LIBOR US + 1.887%)(a)	1,379	1,449,382
4.68%, 12/01/38, (12 mo. LIBOR US + 1.795%)(a)	983	1,026,174
4.76%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	702	736,941
4.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	839	880,055
4.85%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	183	191,468
5.00%, 12/01/24	264	266,600
5.00%, 08/01/25	1,600	1,710,273
5.00%, 04/01/33	7,185	7,849,469
5.00%, 06/01/33	812	886,635
5.00%, 12/01/33	1,946	2,126,383
5.00%, 07/01/35	2,880	3,144,808
5.00%, 01/01/36	1,303	1,419,009
5.00%, 01/01/37	170	184,691
5.00%, 02/01/37	159	173,371
5.00%, 02/01/38	830	904,265
5.00%, 03/01/38	5,731	6,254,594
5.00%, 12/01/38	733	799,526
5.00%, 03/01/40	210	233,338
5.00%, 08/01/40	1,078	1,186,493
5.00%, 09/01/40	5,049	5,558,138
5.00%, 08/01/41	1,598	1,740,708
5.00%, 09/01/47	1,664	1,779,366
5.00%, 03/01/48	1,932	2,071,657
5.00%, 04/01/48	20,308	21,688,473
5.00%, 05/01/48	9,296	9,966,621
5.00%, 07/01/48	5,027	5,389,370
5.00%, 10/01/48	3,724	3,987,480
5.00%, 11/01/48	4,514	4,927,521
5.00%, 04/01/49	2,899	3,105,439
5.00%, 06/01/49	2,456	2,717,528
5.50%, 02/01/34	3,268	3,670,811
5.50%, 05/01/35	2,141	2,418,070
5.50%, 06/01/35	1,147	1,295,667
5.50%, 05/01/36	1,562	1,770,181
5.50%, 07/01/36	2,541	2,879,006
5.50%, 03/01/38	2,214	2,495,538
5.50%, 04/01/38	465	524,680
5.50%, 01/01/39	1,202	1,348,256
5.50%, 11/01/39	1,381	1,558,031
6.00%, 10/01/36	1,345	1,557,913
6.00%, 02/01/37	1,363	1,601,979
6.00%, 11/01/37	3,690	4,304,153
6.00%, 09/01/38	60	70,143
Federal National Mortgage Association 2.50%, 05/01/27	3,839	3,896,306
2.50%, 10/01/27	3,958	4,016,952

72	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/28	$395	$400,639
2.50%, 03/01/28	641	650,632
2.50%, 06/01/28	99	100,300
2.50%, 09/01/28	276	280,608
2.50%, 12/01/28	108	109,787
2.50%, 09/01/29	219	222,534
2.50%, 12/01/29	5,769	5,854,514
2.50%, 02/01/30	3,652	3,710,975
2.50%, 03/01/30	12,099	12,297,595
2.50%, 04/01/30	869	883,217
2.50%, 06/01/30	1,811	1,840,991
2.50%, 07/01/30	3,484	3,540,748
2.50%, 08/01/30	10,149	10,314,892
2.50%, 09/01/30	3,757	3,818,264
2.50%, 12/01/30	7,158	7,275,262
2.50%, 01/01/31	5,093	5,177,450
2.50%, 04/01/31	3,243	3,295,966
2.50%, 05/01/31	70	70,803
2.50%, 09/01/31	13,565	13,787,302
2.50%, 10/01/31	127,563	129,607,113
2.50%, 12/01/31	21,953	22,312,442
2.50%, 01/01/32	49	49,364
2.50%, 02/01/32	43,680	44,395,502
2.50%, 03/01/32	18,037	18,332,386
2.50%, 04/01/32	13,230	13,447,456
2.50%, 05/01/32	78,992	80,287,483
2.50%, 10/01/32	2,221	2,255,692
2.50%, 12/01/32	19,355	19,638,359
2.50%, 01/01/33	18,029	18,325,032
2.50%, 09/01/34(h)	147,589	149,551,932
2.50%, 02/01/47	1,990	2,010,426
2.50%, 04/01/47	21,580	21,800,496
2.50%, 09/01/49(h)	26,748	26,909,258
3.00%, 11/01/25	498	510,436
3.00%, 10/01/26	251	257,547
3.00%, 01/01/27	6,136	6,297,275
3.00%, 02/01/27	85	87,054
3.00%, 10/01/27	6,183	6,349,914
3.00%, 11/01/27	4,389	4,511,518
3.00%, 12/01/27	288	296,471
3.00%, 03/01/29	458	470,919
3.00%, 07/01/29	649	667,416
3.00%, 09/01/29	330	339,663
3.00%, 10/01/29	126	129,278
3.00%, 01/01/30	216	222,578
3.00%, 04/01/30	9,150	9,404,496
3.00%, 06/01/30	243	249,800
3.00%, 07/01/30	7,316	7,530,398
3.00%, 08/01/30	27,204	27,961,235
3.00%, 09/01/30	46,422	47,713,322
3.00%, 10/01/30	18,367	18,878,163
3.00%, 11/01/30	5,070	5,210,900
3.00%, 12/01/30	12,887	13,244,892
3.00%, 01/01/31	38,479	39,621,089
3.00%, 02/01/31	27,498	28,345,477
3.00%, 03/01/31	17,709	18,225,838
3.00%, 04/01/31	2,794	2,882,985
3.00%, 05/01/31	804	829,913
3.00%, 06/01/31	13,660	14,072,224
3.00%, 07/01/31	4,763	4,899,009

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/31	$12,519	$12,889,337
3.00%, 10/01/31	5,242	5,391,747
3.00%, 12/01/31	653	672,381
3.00%, 01/01/32	24,091	24,841,100
3.00%, 02/01/32	45,568	47,036,980
3.00%, 03/01/32	6,329	6,525,375
3.00%, 04/01/32	313	321,219
3.00%, 05/01/32	7,212	7,423,379
3.00%, 06/01/32	15,728	16,165,208
3.00%, 08/01/32	8,684	8,981,119
3.00%, 09/01/32	2,240	2,314,511
3.00%, 11/01/32	13,226	13,677,400
3.00%, 12/01/32	34,019	35,027,969
3.00%, 02/01/33	15,386	15,911,009
3.00%, 05/01/33	1,107	1,144,380
3.00%, 09/01/33	2,584	2,649,648
3.00%, 10/01/33	430	441,309
3.00%, 09/01/34(h)	196,122	201,097,454
3.00%, 12/01/35	17,395	17,989,759
3.00%, 08/01/42	425	439,329
3.00%, 09/01/42	160	166,526
3.00%, 10/01/42	7,241	7,474,931
3.00%, 11/01/42	7,246	7,480,149
3.00%, 12/01/42	33,347	34,424,829
3.00%, 01/01/43	16,478	17,010,378
3.00%, 02/01/43	515	531,621
3.00%, 03/01/43	21,533	22,222,996
3.00%, 04/01/43	22,256	22,969,441
3.00%, 05/01/43	8,966	9,267,102
3.00%, 06/01/43	6,000	6,190,983
3.00%, 07/01/43	1,348	1,393,607
3.00%, 08/01/43	5,808	5,992,917
3.00%, 09/01/43	15,841	16,343,058
3.00%, 01/01/44	22,088	22,787,357
3.00%, 10/01/44	71,322	73,580,663
3.00%, 12/01/44	41	42,020
3.00%, 01/01/45	7,302	7,533,500
3.00%, 02/01/45	840	864,887
3.00%, 03/01/45	30,654	31,624,772
3.00%, 04/01/45	259	267,058
3.00%, 05/01/45	22,297	23,002,944
3.00%, 06/01/45	115	118,672
3.00%, 08/01/45	412	425,478
3.00%, 09/01/45	2,845	2,930,817
3.00%, 11/01/45	5,247	5,405,631
3.00%, 12/01/45	967	996,597
3.00%, 01/01/46	1,931	1,988,764
3.00%, 04/01/46	10,736	11,060,419
3.00%, 06/01/46	230	235,905
3.00%, 07/01/46	47,765	49,211,936
3.00%, 08/01/46	42,404	43,603,918
3.00%, 10/01/46	10,104	10,408,086
3.00%, 11/01/46	41,009	42,140,189
3.00%, 12/01/46	208,056	213,883,438
3.00%, 01/01/47	107,447	110,560,750
3.00%, 02/01/47	212,291	218,233,229
3.00%, 03/01/47	147,775	151,585,820
3.00%, 05/01/47	3,636	3,725,215
3.00%, 07/01/47	52,508	53,956,904
3.00%, 08/01/47	16,110	16,554,156

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/47	$21,753	$22,442,233
3.00%, 09/01/48	1,310	1,346,209
3.00%, 09/01/49(h)	61,872	63,094,982
3.00%, 09/01/49	19,575	20,174,101
3.50%, 10/01/25	864	899,496
3.50%, 01/01/27	866	901,891
3.50%, 11/01/28	311	324,009
3.50%, 01/01/29	693	723,076
3.50%, 12/01/29	2,731	2,837,519
3.50%, 07/01/30	17,500	18,278,222
3.50%, 10/01/30	5,352	5,559,420
3.50%, 11/01/30	1,260	1,306,366
3.50%, 03/01/31	7,457	7,757,908
3.50%, 06/01/31	18,560	19,478,738
3.50%, 01/01/32	20,203	21,210,216
3.50%, 02/01/32	2,945	3,069,437
3.50%, 05/01/32	8,038	8,436,400
3.50%, 06/01/32	7,671	8,079,712
3.50%, 07/01/32	2,933	3,054,657
3.50%, 08/01/32	3,227	3,371,090
3.50%, 09/01/32	7,563	7,842,330
3.50%, 10/01/32	3,059	3,195,072
3.50%, 11/01/32	3,036	3,175,898
3.50%, 12/01/32	319	335,188
3.50%, 02/01/33	210	220,288
3.50%, 03/01/33	10,937	11,501,757
3.50%, 04/01/33	18,667	19,497,626
3.50%, 05/01/33	10,989	11,566,441
3.50%, 02/01/34	1,482	1,536,414
3.50%, 03/01/34	1,012	1,060,647
3.50%, 04/01/34	2,843	2,950,187
3.50%, 05/01/34	3,169	3,315,615
3.50%, 08/01/34	35,176	36,559,709
3.50%, 09/01/34(h)	100,449	104,098,124
3.50%, 08/01/38	6,235	6,462,498
3.50%, 09/01/38	8,671	8,987,064
3.50%, 11/01/40	552	580,255
3.50%, 02/01/41	890	934,008
3.50%, 02/01/42	24,285	25,477,914
3.50%, 03/01/42	179	187,547
3.50%, 05/01/42	7,049	7,383,452
3.50%, 08/01/42	278	290,968
3.50%, 11/01/42	7,398	7,741,648
3.50%, 12/01/42	9,780	10,215,911
3.50%, 02/01/43	967	1,026,062
3.50%, 04/01/43	191	201,023
3.50%, 06/01/43	8,245	8,627,677
3.50%, 10/01/43	10,819	11,320,754
3.50%, 09/01/44	552	581,443
3.50%, 10/01/44	15,667	16,394,844
3.50%, 02/01/45	14,012	14,662,796
3.50%, 03/01/45	53,492	56,280,622
3.50%, 05/01/45	64,719	67,759,449
3.50%, 06/01/45	491	511,196
3.50%, 07/01/45	26,335	27,559,142
3.50%, 10/01/45	5,673	5,937,235
3.50%, 11/01/45	1,162	1,208,312
3.50%, 12/01/45	130,770	136,240,195
3.50%, 01/01/46	25,452	27,038,868
3.50%, 02/01/46	68,757	71,516,939

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/46	$78,599	$81,775,198
3.50%, 04/01/46	8,835	9,207,458
3.50%, 05/01/46	57,940	60,512,669
3.50%, 06/01/46	17,828	18,519,669
3.50%, 07/01/46	80,314	83,924,835
3.50%, 08/01/46	31,364	32,579,375
3.50%, 09/01/46	18,938	19,821,191
3.50%, 10/01/46	34,153	35,555,618
3.50%, 11/01/46	39,529	41,160,748
3.50%, 12/01/46	161,062	168,837,550
3.50%, 01/01/47	90,169	94,325,198
3.50%, 02/01/47	50,882	52,898,672
3.50%, 04/01/47	48,740	50,887,767
3.50%, 05/01/47	36,998	38,907,447
3.50%, 06/01/47	41,874	43,591,715
3.50%, 07/01/47	38,642	40,695,954
3.50%, 08/01/47	58,205	60,484,483
3.50%, 09/01/47	24,821	25,720,565
3.50%, 10/01/47	45,005	47,025,640
3.50%, 11/01/47	61,165	63,916,786
3.50%, 12/01/47	61,992	64,251,677
3.50%, 01/01/48	26,777	28,096,862
3.50%, 02/01/48	140,722	146,474,683
3.50%, 03/01/48	10,999	11,321,394
3.50%, 04/01/48	21,280	22,217,689
3.50%, 05/01/48	4,598	4,883,469
3.50%, 06/01/48	21,758	22,390,718
3.50%, 10/01/48	54	55,457
3.50%, 12/01/48	16,309	16,783,046
3.50%, 03/01/49	2,114	2,207,258
3.50%, 04/01/49	6,851	7,182,045
3.50%, 05/01/49	2,987	3,134,362
3.50%, 06/01/49	7,709	8,152,515
3.50%, 09/01/49(h)	262,642	269,946,731
3.50%, 11/01/51	13,573	14,332,401
4.00%, 10/01/25	4,467	4,671,629
4.00%, 11/01/25	328	342,236
4.00%, 03/01/26	1,025	1,071,560
4.00%, 06/01/26	1,536	1,606,307
4.00%, 09/01/26	601	628,082
4.00%, 12/01/30	2,885	3,045,023
4.00%, 01/01/31	1,020	1,076,453
4.00%, 02/01/31	817	862,366
4.00%, 10/01/31	3,315	3,503,963
4.00%, 02/01/32	4,091	4,323,755
4.00%, 05/01/33	26,475	27,696,026
4.00%, 06/01/33	4,886	5,113,530
4.00%, 07/01/33	9,696	10,147,758
4.00%, 09/01/34(h)	68,569	71,393,662
4.00%, 06/01/38	16,766	17,555,972
4.00%, 12/01/40	62	65,877
4.00%, 03/01/42	6,705	7,126,173
4.00%, 06/01/42	3,797	4,056,098
4.00%, 10/01/43	237	252,041
4.00%, 04/01/44	89	96,031
4.00%, 05/01/44	6,602	7,178,362
4.00%, 06/01/44	11,219	11,983,897
4.00%, 10/01/44	6,220	6,596,433
4.00%, 12/01/44	26,236	28,148,862
4.00%, 01/01/45	38,838	41,176,788

74	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/45	$88,603	$95,473,056
4.00%, 03/01/45	17,339	18,532,401
4.00%, 05/01/45	26,701	29,030,487
4.00%, 06/01/45	15,546	16,497,462
4.00%, 07/01/45	1,776	1,873,039
4.00%, 08/01/45	1,966	2,073,683
4.00%, 09/01/45	1,804	1,898,515
4.00%, 11/01/45	991	1,045,417
4.00%, 12/01/45	2,290	2,456,904
4.00%, 01/01/46	3,142	3,313,025
4.00%, 02/01/46	3,368	3,531,748
4.00%, 03/01/46	6,923	7,259,159
4.00%, 04/01/46	11,291	11,838,418
4.00%, 05/01/46	26,450	28,201,814
4.00%, 06/01/46	44,498	48,360,447
4.00%, 07/01/46	65,406	69,404,590
4.00%, 08/01/46	18,576	19,537,050
4.00%, 09/01/46	509	534,100
4.00%, 10/01/46	7,035	7,376,130
4.00%, 11/01/46	3,142	3,433,838
4.00%, 02/01/47	39,891	42,212,767
4.00%, 03/01/47	7,318	7,796,789
4.00%, 04/01/47	29,833	31,484,206
4.00%, 05/01/47	14,744	15,750,137
4.00%, 06/01/47	42,983	45,668,216
4.00%, 07/01/47	102,346	107,676,292
4.00%, 08/01/47	69,107	72,636,521
4.00%, 09/01/47	93,052	97,703,406
4.00%, 10/01/47	38,425	41,222,316
4.00%, 11/01/47	44,534	46,616,806
4.00%, 12/01/47	52,074	54,549,511
4.00%, 01/01/48	8,311	8,702,419
4.00%, 02/01/48	118,295	123,824,173
4.00%, 04/01/48	174,637	182,242,221
4.00%, 05/01/48	206	218,709
4.00%, 06/01/48	17,532	18,278,193
4.00%, 07/01/48	22,422	23,375,094
4.00%, 09/01/48	24,704	25,754,325
4.00%, 10/01/48	45,954	47,908,741
4.00%, 11/01/48	49,956	52,080,363
4.00%, 12/01/48	36,278	37,821,614
4.00%, 01/01/49	15,766	16,637,805
4.00%, 02/01/49	25,506	26,620,351
4.00%, 03/01/49	9,207	9,726,397
4.00%, 04/01/49	47,568	50,447,541
4.00%, 05/01/49	27,577	29,404,445
4.00%, 06/01/49	102,664	107,802,151
4.00%, 07/01/49	40,453	42,979,778
4.00%, 08/01/49	75,613	78,970,534
4.00%, 09/01/49(h)	28,949	30,054,892
4.00%, 01/01/57	14,403	15,460,715
4.00%, 02/01/57	16,073	17,253,242
4.42%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	580	609,407
4.43%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	897	938,898
4.50%, 10/01/24	771	802,796
4.50%, 02/01/25	327	341,821
4.50%, 04/01/25	350	367,383
4.50%, 06/01/25	1,900	1,993,107
4.50%, 08/01/31	2,894	3,084,522
4.50%, 09/01/34(h)	4,200	4,316,579

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 09/01/40	$8,088	$8,764,884
4.50%, 12/01/40	4,055	4,394,164
4.50%, 01/01/41	9,605	10,409,116
4.50%, 05/01/41	5,900	6,392,408
4.50%, 06/01/41	30,101	32,072,752
4.50%, 08/01/41	10,310	11,166,738
4.50%, 09/01/41	3,726	4,035,514
4.50%, 01/01/42	4,156	4,501,927
4.50%, 09/01/42	3,682	3,978,749
4.50%, 08/01/43	5,571	6,003,286
4.50%, 03/01/44	36	38,694
4.50%, 04/01/44	11,926	12,818,850
4.50%, 06/01/44	2,350	2,545,671
4.50%, 12/01/44	952	1,025,648
4.50%, 02/01/45	4,393	4,770,453
4.50%, 08/01/45	5,886	6,389,791
4.50%, 11/01/45	442	473,614
4.50%, 12/01/45	2,363	2,551,546
4.50%, 01/01/46	427	457,026
4.50%, 02/01/46	23,793	25,785,723
4.50%, 03/01/46	4,005	4,333,801
4.50%, 04/01/46	712	777,421
4.50%, 05/01/46	379	404,852
4.50%, 06/01/46	14	15,557
4.50%, 07/01/46	292	310,996
4.50%, 08/01/46	8,158	8,739,867
4.50%, 09/01/46	839	902,275
4.50%, 10/01/46	2,872	3,063,603
4.50%, 01/01/47	2,124	2,265,101
4.50%, 02/01/47	751	800,919
4.50%, 03/01/47	6,396	6,879,428
4.50%, 04/01/47	20,460	22,034,174
4.50%, 06/01/47	11,568	12,368,628
4.50%, 07/01/47	107	113,573
4.50%, 08/01/47	741	806,740
4.50%, 10/01/47	20,829	22,427,985
4.50%, 01/01/48	63,864	67,755,825
4.50%, 02/01/48	2,243	2,405,511
4.50%, 03/01/48	23,654	25,135,866
4.50%, 04/01/48	11,139	11,912,640
4.50%, 05/01/48	29,907	31,497,099
4.50%, 06/01/48	11,747	12,678,128
4.50%, 07/01/48	12,837	13,556,845
4.50%, 08/01/48	34,421	37,020,530
4.50%, 09/01/48	1,347	1,439,082
4.50%, 10/01/48	10,863	11,700,382
4.50%, 12/01/48	60,843	65,041,407
4.50%, 03/01/49	811	855,119
4.50%, 05/01/49	71,075	75,121,925
4.50%, 07/01/49	1,774	1,926,523
4.50%, 08/01/49	22,287	23,642,400
4.50%, 09/01/49(h)	159,441	167,861,478
4.63%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	676	711,284
4.92%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	439	458,640
5.00%, 07/01/23	594	618,732
5.00%, 12/01/23	394	405,160
5.00%, 09/01/33	225	245,757
5.00%, 11/01/33	6,127	6,690,721
5.00%, 09/01/34(h)	975	1,004,196
5.00%, 06/01/35	307	335,479

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 10/01/35	$90	$98,497
5.00%, 12/01/36	91	99,298
5.00%, 05/01/39	87	94,634
5.00%, 06/01/39	1,287	1,405,878
5.00%, 12/01/39	236	258,255
5.00%, 01/01/40	6	6,433
5.00%, 03/01/40	3,915	4,306,952
5.00%, 04/01/40	579	637,268
5.00%, 05/01/40	43	46,926
5.00%, 06/01/40	53	59,687
5.00%, 07/01/40	3,309	3,640,110
5.00%, 08/01/40	2,628	2,867,103
5.00%, 09/01/40	18	19,713
5.00%, 10/01/40	52	56,834
5.00%, 04/01/41	1,358	1,487,103
5.00%, 05/01/41	6,514	7,165,903
5.00%, 06/01/41	1,581	1,720,917
5.00%, 08/01/41	2,733	2,992,077
5.00%, 10/01/41	7,722	8,404,033
5.00%, 01/01/42	33,881	37,271,155
5.00%, 05/01/42	16,271	17,899,168
5.00%, 09/01/47	2,125	2,286,991
5.00%, 02/01/48	15,008	16,150,956
5.00%, 03/01/48	6,700	7,219,609
5.00%, 04/01/48	12,722	13,586,713
5.00%, 05/01/48	8,791	9,444,893
5.00%, 07/01/48	12,628	13,668,783
5.00%, 08/01/48	16,066	17,479,940
5.00%, 09/01/48	10,406	11,106,480
5.00%, 01/01/49	881	948,198
5.00%, 04/01/49	36,786	39,743,868
5.00%, 05/01/49	222	237,218
5.00%, 06/01/49	1,419	1,519,334
5.00%, 09/01/49(h)	8,782	9,377,529
5.50%, 12/01/19	1	1,504
5.50%, 05/01/33	2,348	2,636,477
5.50%, 11/01/33	4,692	5,267,699
5.50%, 09/01/34	6,781	7,601,541
5.50%, 09/01/36	519	583,109
5.50%, 03/01/38	408	459,686
5.50%, 06/01/38	11,631	13,117,537
5.50%, 11/01/38	842	948,447
5.50%, 07/01/40	2,610	2,955,421
5.50%, 09/01/41	71,293	80,054,831
5.50%, 01/01/47	5,879	6,635,768
5.50%, 12/01/48	1,488	1,608,741
5.50%, 09/01/49(h)	73,860	79,840,929
6.00%, 03/01/34	3,678	4,247,974
6.00%, 05/01/34	364	423,746
6.00%, 08/01/34	609	706,562
6.00%, 11/01/34	195	226,936
6.00%, 09/01/36	1,135	1,319,801
6.00%, 08/01/37	2,495	2,893,208
6.00%, 03/01/38	603	704,704
6.00%, 05/01/38	342	400,469
6.00%, 09/01/38	278	324,855
6.00%, 06/01/39	5,354	6,254,966
6.00%, 10/01/39	349	408,907
6.00%, 07/01/41	2,983	3,494,775
6.00%, 02/01/49	14,719	17,218,877

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 09/01/49(h)	$12,220	$13,463,480
6.50%, 08/01/36	48	57,099
6.50%, 09/01/36	393	465,874
6.50%, 10/01/36	57	67,420
6.50%, 12/01/36	52	60,435
6.50%, 07/01/37	99	118,331
6.50%, 08/01/37	3,946	4,651,126
6.50%, 10/01/37	172	204,276
6.50%, 11/01/37	36	42,293
6.50%, 12/01/37	1,267	1,498,038
6.50%, 06/01/38	44	48,621
6.50%, 10/01/39	1,235	1,468,503
6.50%, 05/01/40	36	42,552
7.00%, 04/01/37	1,492	1,800,620
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	1,495	1,499,974
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,548	4,886,891
Series 2016-M10, Class A1, 2.10%, 07/25/28	7,197	7,276,962
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,860	1,878,485
Series 2017-M4, Class A2, 2.67%, 12/25/26(a)	30,000	31,199,449
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	18,325,774
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	11,221,959
FHLMC Multifamily Structured Pass Through Certificates
Series K006, Class A2, 4.25%, 01/25/20	1,910	1,910,326
Series K007, Class A2, 4.22%, 03/25/20	17,886	17,907,134
Series K010, Class A2, 4.33%, 10/25/20(a)	6,339	6,430,981
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	4,000	4,073,135
Series K017, Class A2, 2.87%, 12/25/21	9,163	9,318,841
Series K020, Class A2, 2.37%, 05/25/22	12,400	12,545,957
Series K024, Class A2, 2.57%, 09/25/22	890	907,976
Series K026, Class A2, 2.51%, 11/25/22	11,900	12,132,036
Series K030, Class A2, 3.25%, 04/25/23(a)	6,500	6,797,477
Series K031, Class A2, 3.30%, 04/25/23(a)	5,100	5,350,868
Series K033, Class A2, 3.06%, 07/25/23(a)	2,900	3,023,953
Series K034, Class A2, 3.53%, 07/25/23(a)	33,500	35,495,356
Series K036, Class A2, 3.53%, 10/25/23(a)	8,685	9,234,084
Series K037, Class A2, 3.49%, 01/25/24	10,700	11,386,465
Series K038, Class A1, 2.60%, 10/25/23	1,779	1,803,439
Series K046, Class A2, 3.21%, 03/25/25	5,000	5,337,435
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/11/25)(a)	15,000	16,132,043
Series K048, Class A2, 3.28%, 06/25/25(a)	14,000	15,018,702
Series K052, Class A2, 3.15%, 11/25/25	19,250	20,592,345
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	21,987,339
Series K066, Class A2, 3.12%, 06/25/27	18,250	19,697,001
Series K069, Class A2, 3.19%, 09/25/27(a)	3,150	3,416,209
Series K072, Class A2, 3.44%, 12/25/27	10,000	11,046,486
Series K076, Class A2, 3.90%, 04/25/28	8,000	9,129,659
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	21,913,828
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	23,233,881
Series K089, Class A2, 3.56%, 01/25/29	10,000	11,242,683
Series K716, Class A2, 3.13%, 06/25/21	17,000	17,175,181
Series K717, Class A2, 2.99%, 09/25/21	6,000	6,073,650
Series K718, Class A2, 2.79%, 01/25/22	3,500	3,561,577
Series K722, Class A2, 2.41%, 03/25/23	15,000	15,259,116
Series K725, Class A1, 2.67%, 05/25/23	9,477	9,618,828
Series K729, Class A1, 2.95%, 02/25/24	15,480	15,829,017

76	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
2.99%, 05/25/31	$10,960	$11,843,276
3.06%, 04/25/34	16,190	17,560,369
Series K733, Class A2, 3.75%, 08/25/25	15,000	16,450,452
Series K734, Class A2, 3.21%, 02/25/26	5,700	6,104,220
Government National Mortgage Association
2.50%, 02/15/28	264	268,215
2.50%, 10/20/31	244	247,867
2.50%, 05/20/45	9,206	9,375,849
2.50%, 01/20/47	20,981	21,358,525
2.50%, 09/01/49(h)	8,272	8,403,326
3.00%, 09/15/42	13	13,854
3.00%, 10/15/42	45	46,812
3.00%, 03/15/43	396	410,654
3.00%, 06/15/43	105	109,141
3.00%, 07/15/43	185	191,188
3.00%, 08/15/43	419	433,781
3.00%, 09/20/43	14,741	15,301,397
3.00%, 11/15/43	1,215	1,258,460
3.00%, 01/15/44	7,874	8,158,990
3.00%, 08/20/44	38,997	40,408,538
3.00%, 09/15/44	2,143	2,215,116
3.00%, 10/15/44	1,246	1,288,829
3.00%, 05/20/45	74,234	76,863,221
3.00%, 06/20/45	24,369	25,231,794
3.00%, 10/20/45	15,610	16,162,445
3.00%, 11/20/45	9,670	10,012,628
3.00%, 12/20/45	18,297	18,944,653
3.00%, 02/20/46	53,959	55,869,863
3.00%, 04/20/46	29,109	30,072,561
3.00%, 05/20/46	46,243	47,773,676
3.00%, 06/20/46	52,672	54,414,754
3.00%, 07/20/46	76,956	79,502,319
3.00%, 08/20/46	135,315	139,792,888
3.00%, 09/20/46	100,487	103,812,770
3.00%, 12/15/46	12,354	12,771,104
3.00%, 12/20/46	150,102	155,068,633
3.00%, 01/20/47	1,918	1,981,183
3.00%, 02/15/47	21,035	21,742,723
3.00%, 02/20/47	41,773	43,154,850
3.00%, 03/20/47	41,664	43,043,027
3.00%, 04/20/47	899	927,942
3.00%, 09/20/47	508	524,846
3.00%, 11/20/47	559	577,371
3.00%, 02/20/48	23,382	23,774,804
3.00%, 03/20/48	87	89,620
3.00%, 09/01/49(h)	115,705	119,296,159
3.50%, 11/20/40	186	196,490
3.50%, 12/20/40	125	131,598
3.50%, 05/20/41	207	218,429
3.50%, 09/15/41	438	462,812
3.50%, 10/15/41	534	563,186
3.50%, 12/15/41	4,623	4,873,635
3.50%, 04/15/42	279	294,402
3.50%, 08/20/42	24,149	25,512,023
3.50%, 09/15/42	1,254	1,322,723
3.50%, 09/20/42	28,069	29,654,176
3.50%, 10/15/42	967	1,020,063
3.50%, 10/20/42	53,313	56,323,668

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/15/42	$696	$733,767
3.50%, 11/20/42	64,749	68,405,243
3.50%, 12/15/42	1,206	1,274,355
3.50%, 12/20/42	22,080	23,327,136
3.50%, 02/15/43	387	407,899
3.50%, 03/15/43	1,004	1,062,942
3.50%, 03/20/43	834	881,240
3.50%, 04/15/43	61	64,068
3.50%, 05/15/43	1,382	1,459,385
3.50%, 06/15/43	14,856	15,702,472
3.50%, 01/15/44	272	286,777
3.50%, 01/20/44	14,758	15,538,619
3.50%, 07/20/44	104	109,759
3.50%, 08/15/44	97	101,470
3.50%, 08/20/44	19,201	20,178,833
3.50%, 09/15/44	271	283,450
3.50%, 09/20/44	35,552	37,361,907
3.50%, 10/15/44	406	429,645
3.50%, 10/20/44	4,307	4,541,015
3.50%, 11/20/44	53	55,434
3.50%, 12/20/44	3,239	3,403,423
3.50%, 01/15/45	208	217,609
3.50%, 03/15/45	409	427,649
3.50%, 04/20/45	39,175	41,027,723
3.50%, 05/20/45	10,300	10,787,458
3.50%, 06/15/45	54	56,788
3.50%, 07/20/45	1,176	1,231,563
3.50%, 09/20/45	37,340	39,367,421
3.50%, 10/20/45	5,450	5,707,902
3.50%, 11/20/45	38,532	40,354,195
3.50%, 12/20/45	20,768	21,750,309
3.50%, 03/20/46	83,926	87,742,897
3.50%, 04/20/46	36,907	38,585,636
3.50%, 06/20/46	152,830	159,780,260
3.50%, 08/15/46	155	161,188
3.50%, 11/20/46	1,680	1,756,291
3.50%, 12/20/46	44,042	46,044,960
3.50%, 01/15/47	237	247,570
3.50%, 01/20/47	11,593	12,120,259
3.50%, 02/20/47	210,886	220,477,437
3.50%, 03/20/47	82,174	85,521,753
3.50%, 04/20/47	64,748	67,551,211
3.50%, 06/20/47	16,779	17,462,358
3.50%, 07/20/47	416	432,969
3.50%, 08/20/47	80,149	83,920,055
3.50%, 09/15/47	193	201,244
3.50%, 09/20/47	35,235	36,670,560
3.50%, 10/20/47	9,939	10,493,921
3.50%, 11/15/47	157	163,485
3.50%, 11/20/47	82,099	85,443,459
3.50%, 12/15/47	49,660	52,625,570
3.50%, 12/20/47	14,887	15,718,415
3.50%, 01/20/48	44,207	46,007,527
3.50%, 02/20/48	282	297,512
3.50%, 04/20/48	79,158	83,418,851
3.50%, 05/15/48	2,132	2,221,581
3.50%, 08/20/48	23,992	24,922,255
3.50%, 01/20/49	11,296	11,756,686
3.50%, 03/20/49	1,569	1,629,378
3.50%, 04/20/49	1,465	1,524,219

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/49(h)	$315,895	$328,234,750
4.00%, 06/15/39	16	17,252
4.00%, 09/20/40	6,766	7,218,363
4.00%, 01/15/41	7	7,290
4.00%, 01/20/41	2,081	2,219,993
4.00%, 02/15/41	4,346	4,611,470
4.00%, 05/20/41	39	41,794
4.00%, 07/15/41	2,523	2,692,437
4.00%, 08/15/41	5	5,346
4.00%, 09/15/41	46	48,809
4.00%, 09/20/41	2,694	2,873,601
4.00%, 10/15/41	750	800,384
4.00%, 11/15/41	379	404,939
4.00%, 12/15/41	1,615	1,726,232
4.00%, 12/20/41	8,689	9,268,210
4.00%, 01/15/42	151	160,775
4.00%, 01/20/42	3,792	4,045,133
4.00%, 02/15/42	826	884,496
4.00%, 03/15/42	4,005	4,296,983
4.00%, 04/15/42	1,369	1,461,158
4.00%, 09/20/42	1,439	1,533,493
4.00%, 11/15/42	38	41,124
4.00%, 05/15/43	161	172,085
4.00%, 08/15/43	46	49,314
4.00%, 10/20/43	10,997	11,694,629
4.00%, 03/15/44	664	701,048
4.00%, 04/15/44	94	99,274
4.00%, 06/15/44	272	287,139
4.00%, 08/15/44	24	24,989
4.00%, 08/20/44	748	794,349
4.00%, 09/15/44	151	159,855
4.00%, 10/15/44	96	101,180
4.00%, 10/20/44	14,126	14,995,764
4.00%, 09/20/45	17,997	19,066,786
4.00%, 10/20/45	2,077	2,199,945
4.00%, 01/20/46	7,777	8,238,590
4.00%, 03/20/46	38,390	40,670,389
4.00%, 07/20/46	8,623	9,081,644
4.00%, 08/20/46	115	122,293
4.00%, 09/20/46	1,895	1,995,423
4.00%, 11/20/46	9,814	10,336,250
4.00%, 12/15/46	15,258	16,123,418
4.00%, 04/20/47	89,224	93,895,425
4.00%, 07/20/47	22,702	23,890,128
4.00%, 08/20/47	7,421	7,809,326
4.00%, 11/20/47	97,577	102,685,554
4.00%, 12/20/47	176	186,108
4.00%, 03/15/48	303	318,524
4.00%, 03/20/48	139,193	146,480,127
4.00%, 04/20/48	59,804	62,515,942
4.00%, 05/20/48	27,884	29,046,932
4.00%, 08/20/48	111,336	115,979,036
4.00%, 09/20/48	57,582	59,983,450
4.00%, 11/20/48	12,615	13,141,366
4.00%, 03/20/49	2,597	2,714,627
4.00%, 04/20/49	7,699	8,046,486
4.00%, 06/15/49	5,984	6,286,784
4.00%, 06/20/49	2,492	2,628,970
4.00%, 07/20/49	33,959	35,490,691
4.00%, 09/01/49(h)	285,280	297,354,253

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/15/39	$926	$998,716
4.50%, 08/15/39	4,861	5,239,874
4.50%, 11/20/39	2,167	2,326,207
4.50%, 01/20/40	598	641,895
4.50%, 06/15/40	3,463	3,705,411
4.50%, 07/15/40	2,294	2,454,407
4.50%, 08/15/40	3,182	3,405,032
4.50%, 08/20/40	3,829	4,119,480
4.50%, 09/15/40	4,695	5,024,585
4.50%, 10/20/40	8,266	8,891,841
4.50%, 06/20/41	7,443	8,000,215
4.50%, 09/20/41	4,724	5,077,772
4.50%, 12/20/41	959	1,031,329
4.50%, 11/20/45	9,878	10,588,222
4.50%, 02/15/46	16	17,094
4.50%, 08/20/46	13,051	13,989,079
4.50%, 09/20/46	1,985	2,132,597
4.50%, 10/20/46	9,324	10,023,432
4.50%, 11/20/46	3,922	4,216,050
4.50%, 12/20/46	1,407	1,512,927
4.50%, 02/20/47	1,803	1,908,526
4.50%, 04/20/47	2,629	2,783,182
4.50%, 05/20/47	2,522	2,669,769
4.50%, 06/20/47	5,788	6,126,319
4.50%, 10/20/47	4,731	4,980,963
4.50%, 04/20/48	14,790	15,571,446
4.50%, 05/20/48	31,950	33,401,141
4.50%, 06/20/48	45,647	47,720,101
4.50%, 07/20/48	59,525	62,228,538
4.50%, 08/20/48	89,150	93,199,057
4.50%, 10/20/48	1,388	1,450,748
4.50%, 11/20/48	1,485	1,552,051
4.50%, 12/20/48	40,877	42,734,306
4.50%, 01/20/49	18,302	19,169,416
4.50%, 02/20/49	9,517	10,082,211
4.50%, 03/20/49	25,736	26,905,219
4.50%, 05/20/49	2,430	2,587,020
4.50%, 07/20/49	43,486	45,851,751
4.50%, 09/01/49(h)	84,681	88,683,433
5.00%, 12/15/36	1,036	1,136,394
5.00%, 01/15/39	3,180	3,486,124
5.00%, 07/15/39	5,879	6,434,070
5.00%, 05/15/40	2,175	2,359,760
5.00%, 07/20/40	11,923	12,979,111
5.00%, 08/20/40	4,119	4,483,385
5.00%, 05/15/47	3,574	3,850,668
5.00%, 06/15/47	1,782	1,918,816
5.00%, 10/15/47	899	957,410
5.00%, 11/15/47	1,265	1,338,510
5.00%, 12/15/47	1,031	1,127,286
5.00%, 01/15/48	4,024	4,249,995
5.00%, 02/15/48	6,456	6,810,613
5.00%, 03/20/48	6,995	7,372,494
5.00%, 04/20/48	22,292	23,410,376
5.00%, 05/20/48	27,891	29,290,429
5.00%, 10/20/48	719	754,337
5.00%, 11/20/48	15,185	15,938,304
5.00%, 01/20/49	1,914	2,009,507
5.00%, 04/20/49	4,603	4,831,286
5.00%, 05/20/49	5,981	6,278,103

78	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 09/01/49(h)	$75,920	$79,751,587
5.50%, 03/15/36	1,446	1,696,698
5.50%, 06/20/38	1,660	1,896,537
5.50%, 03/20/39	2,350	2,696,282
5.50%, 12/15/39	596	687,707
5.50%, 01/15/40	4,970	5,756,886
5.50%, 04/20/48	1,041	1,144,727
6.00%, 03/15/37	4,361	5,098,880
6.00%, 09/20/38	1,868	2,176,780
6.00%, 11/15/39	783	919,795
6.50%, 10/20/38	2,595	3,110,064

		18,009,342,603

U.S. Government Agency Obligations — 1.0%
Federal Farm Credit Banks, 2.85%, 09/20/21	2,830	2,896,533
Federal Home Loan Banks
1.38%, 09/28/20	3,400	3,386,094
1.38%, 02/18/21	1,700	1,693,727
1.88%, 03/13/20	7,600	7,595,440
1.88%, 12/11/20	1,350	1,353,024
1.88%, 06/11/21	1,000	1,005,200
2.00%, 09/09/22	2,000	2,028,000
2.13%, 02/11/20	9,350	9,359,630
2.13%, 03/10/23	290	295,583
2.38%, 12/13/19	2,000	2,001,860
2.38%, 03/30/20	4,850	4,861,252
2.50%, 12/08/23	1,000	1,042,290
2.50%, 12/10/27	5,000	5,278,850
2.63%, 10/01/20	11,230	11,341,065
2.63%, 12/10/21	700	716,331
2.75%, 12/13/24	250	265,490
2.88%, 09/13/24	1,000	1,066,160
3.00%, 09/10/21	30,000	30,810,300
3.00%, 12/09/22	30,510	31,878,679
3.13%, 06/13/25	27,980	30,348,227
3.63%, 06/11/21	8,415	8,712,218
4.13%, 03/13/20	1,000	1,011,880
5.50%, 07/15/36	15,700	23,392,215
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	3,500	3,471,370
1.63%, 09/29/20	1,635	1,633,659
2.38%, 02/16/21	16,205	16,378,231
2.38%, 01/13/22	76,003	77,452,377
2.75%, 06/19/23	6,935	7,261,430
6.25%, 07/15/32	51,573	77,691,630
6.75%, 09/15/29	950	1,392,216
6.75%, 03/15/31	23,320	35,344,492
Federal National Mortgage Association
1.25%, 05/06/21	50	49,752
1.25%, 08/17/21	19,486	19,371,033
1.38%, 02/26/21(d)	6,380	6,358,180
1.38%, 10/07/21	2,500	2,485,600
1.75%, 07/02/24	1,000	1,013,960
1.88%, 04/05/22	13,780	13,921,107
2.00%, 01/05/22	47,140	47,630,727
2.00%, 10/05/22	6,400	6,502,272
2.38%, 01/19/23	1,065	1,096,694
2.50%, 04/13/21	1,000	1,014,460
2.63%, 01/11/22	17,730	18,177,860
2.63%, 09/06/24	30,580	32,338,656
2.75%, 06/22/21	12,605	12,867,688

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.88%, 09/12/23	$5,000	$5,280,750
6.25%, 05/15/29	9,550	13,468,269
6.63%, 11/15/30	20,180	30,099,681
7.25%, 05/15/30	6,826	10,450,265
Tennessee Valley Authority
1.88%, 08/15/22	600	604,938
3.50%, 12/15/42	525	620,057
4.63%, 09/15/60	1,000	1,502,000
4.70%, 07/15/33	1,500	1,961,865
4.88%, 01/15/48	8,035	11,710,852
5.25%, 09/15/39	1,987	2,853,471
5.88%, 04/01/36	595	877,333
7.13%, 05/01/30	3,556	5,335,529

		650,558,452

U.S. Government Obligations — 39.6%
U.S. Treasury Note/Bond
1.13%, 06/30/21	90,000	89,289,844
1.13%, 07/31/21	400,000	396,812,500
1.13%, 08/31/21	66,200	65,680,227
1.13%, 09/30/21	19,000	18,848,594
1.25%, 03/31/21	95,000	94,458,204
1.25%, 10/31/21	97,500	96,959,180
1.25%, 07/31/23	14,200	14,103,484
1.38%, 09/30/20	97,200	96,786,141
1.38%, 10/31/20	96,700	96,292,047
1.38%, 01/31/21	227,780	226,854,644
1.38%, 04/30/21	79,000	78,709,922
1.38%, 05/31/21	90,500	90,178,301
1.38%, 06/30/23	284,100	283,545,119
1.38%, 08/31/23	15,000	14,975,391
1.38%, 09/30/23	78,000	77,865,938
1.50%, 01/31/22	81,250	81,307,129
1.50%, 02/28/23	136,653	137,005,309
1.50%, 03/31/23	103,500	103,783,008
1.50%, 08/15/26	441,000	442,309,219
1.63%, 10/15/20	68,800	68,705,937
1.63%, 11/30/20	167,600	167,436,329
1.63%, 06/30/21	26,500	26,532,090
1.63%, 08/15/22	23,591	23,720,013
1.63%, 08/31/22	56,000	56,301,875
1.63%, 11/15/22	1,181	1,188,197
1.63%, 04/30/23	105,000	105,746,485
1.63%, 05/31/23	66,250	66,731,348
1.63%, 10/31/23	71,600	72,187,344
1.63%, 02/15/26	250,890	253,496,905
1.63%, 05/15/26	180,000	181,940,625
1.75%, 10/31/20	73,400	73,397,133
1.75%, 11/15/20	54,500	54,525,547
1.75%, 12/31/20	100,000	100,074,219
1.75%, 07/31/21(d)	18,000	18,074,531
1.75%, 11/30/21	96,800	97,344,500
1.75%, 02/28/22	319,775	321,998,437
1.75%, 03/31/22	104,000	104,780,000
1.75%, 04/30/22	97,775	98,538,867
1.75%, 05/15/22	50,135	50,526,680
1.75%, 05/31/22	25,500	25,703,203
1.75%, 06/15/22	10,000	10,085,938
1.75%, 06/30/22	131,200	132,348,000
1.75%, 09/30/22	176,700	178,384,172
1.75%, 01/31/23	98,040	99,081,675

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 05/15/23	$208,504	$210,947,406
1.75%, 06/30/24	121,000	122,937,891
1.75%, 07/31/24(d)	141,200	143,549,657
1.88%, 11/30/21	203,000	204,696,954
1.88%, 01/31/22	382,000	385,491,721
1.88%, 03/31/22	136,000	137,413,126
1.88%, 04/30/22	134,375	135,823,730
1.88%, 05/31/22	151,000	152,757,735
1.88%, 07/31/22	155,000	156,889,062
1.88%, 08/31/22	161,000	163,062,812
1.88%, 09/30/22	162,500	164,696,290
1.88%, 10/31/22	157,500	159,665,625
2.00%, 09/30/20	170,550	170,956,388
2.00%, 11/30/20	434,650	436,195,046
2.00%, 02/28/21	95,500	96,025,996
2.00%, 05/31/21	133,000	133,961,132
2.00%, 08/31/21	82,000	82,755,938
2.00%, 10/31/21	85,000	85,876,563
2.00%, 11/15/21	76,306	77,140,597
2.00%, 12/31/21	19,500	19,723,945
2.00%, 07/31/22	137,000	139,226,250
2.00%, 10/31/22	92,000	93,588,438
2.00%, 11/30/22	166,400	169,377,001
2.00%, 02/15/23	119,920	122,224,712
2.00%, 04/30/24	304,500	312,469,337
2.00%, 05/31/24	224,750	230,895,508
2.00%, 06/30/24	97,700	100,363,852
2.00%, 02/15/25	279,418	287,822,371
2.00%, 08/15/25	311,115	320,934,567
2.00%, 11/15/26	176,000	182,545,000
2.13%, 01/31/21	179,450	180,599,602
2.13%, 05/31/21	50,000	50,466,797
2.13%, 06/30/21	173,250	175,016,337
2.13%, 08/15/21	110,088	111,309,289
2.13%, 09/30/21	89,000	90,091,641
2.13%, 12/31/21	85,000	86,235,156
2.13%, 06/30/22	132,500	135,036,133
2.13%, 12/31/22	71,100	72,710,859
2.13%, 11/30/23	94,000	96,709,844
2.13%, 02/29/24	43,550	44,880,317
2.13%, 03/31/24	200,000	206,250,000
2.13%, 07/31/24	112,300	116,081,352
2.13%, 11/30/24	90,000	93,185,157
2.13%, 05/15/25	284,300	295,005,672
2.13%, 05/31/26	28,500	29,715,703
2.25%, 03/31/21	166,200	167,816,554
2.25%, 04/30/21	231,000	233,445,352
2.25%, 07/31/21	103,600	104,979,984
2.25%, 04/15/22	8,000	8,161,250
2.25%, 12/31/23	236,930	245,130,000
2.25%, 01/31/24	188,700	195,363,469
2.25%, 04/30/24	145,700	151,175,134
2.25%, 11/15/24	196,866	205,002,104
2.25%, 12/31/24	47,700	49,723,524
2.25%, 11/15/25	139,079	145,652,657
2.25%, 03/31/26	9,000	9,447,188
2.25%, 02/15/27	266,700	281,576,859
2.25%, 08/15/27	194,750	206,069,844
2.25%, 11/15/27	312,450	330,952,898
2.25%, 08/15/46	51,360	54,313,200

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 12/31/20	$67,000	$67,601,953
2.38%, 03/15/21	87,400	88,393,492
2.38%, 01/31/23	169,000	174,294,454
2.38%, 08/15/24	259,717	271,607,169
2.38%, 04/30/26	11,500	12,166,641
2.38%, 05/15/27	116,600	124,306,531
2.38%, 05/15/29	117,000	126,085,781
2.50%, 12/31/20	14,750	14,906,719
2.50%, 01/31/21	18,000	18,206,016
2.50%, 01/15/22	23,150	23,694,387
2.50%, 02/15/22	18,950	19,416,348
2.50%, 03/31/23	64,000	66,395,000
2.50%, 08/15/23	173,311	180,473,620
2.50%, 01/31/24	19,500	20,395,781
2.50%, 05/15/24	461,150	483,811,202
2.50%, 02/28/26	16,900	17,991,899
2.50%, 02/15/45	303,824	336,627,497
2.50%, 02/15/46	148,800	165,028,500
2.50%, 05/15/46	107,517	119,327,070
2.63%, 11/15/20	216,606	218,924,362
2.63%, 05/15/21	89,650	91,201,365
2.63%, 12/15/21	47,500	48,720,899
2.63%, 02/28/23	34,500	35,896,172
2.63%, 12/31/25	17,500	18,735,938
2.63%, 01/31/26	20,000	21,426,563
2.63%, 02/15/29	152,341	167,265,657
2.75%, 11/30/20	286,100	289,765,656
2.75%, 04/30/23	325,918	341,169,841
2.75%, 05/31/23	15,662	16,410,839
2.75%, 08/31/23	206,765	217,345,554
2.75%, 11/15/23	91,760	96,713,607
2.75%, 02/15/24	226,090	239,019,522
2.75%, 02/28/25	81,000	86,644,688
2.75%, 08/31/25	66,708	71,690,254
2.75%, 02/15/28	237,702	261,472,200
2.75%, 08/15/42	89,023	102,640,737
2.75%, 11/15/42	113,580	130,936,444
2.75%, 08/15/47	261,000	304,595,156
2.75%, 11/15/47	61,500	71,830,078
2.88%, 09/30/23	113,000	119,471,016
2.88%, 11/30/23	232,000	245,847,500
2.88%, 05/31/25	40,000	43,150,000
2.88%, 05/15/28	247,994	275,854,576
2.88%, 08/15/28	43,550	48,537,836
2.88%, 05/15/43	138,184	162,798,025
2.88%, 08/15/45	223,625	265,170,332
2.88%, 11/15/46	78,350	93,358,922
3.00%, 05/15/42	46,050	55,231,219
3.00%, 11/15/44	171,227	206,836,865
3.00%, 05/15/45	134,200	162,486,844
3.00%, 11/15/45	188,200	228,398,344
3.00%, 02/15/47	106,000	129,353,125
3.00%, 05/15/47	273,818	334,229,096
3.00%, 02/15/48	98,550	120,646,758
3.00%, 08/15/48	80,400	98,590,500
3.00%, 02/15/49	14,300	17,595,703
3.13%, 05/15/21	93,616	96,000,282
3.13%, 11/15/28	178,515	203,228,170
3.13%, 11/15/41	41,900	51,183,469
3.13%, 02/15/42	55,600	67,997,063

80	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.13%, 02/15/43	$53,700	$65,774,109
3.13%, 08/15/44	160,519	197,714,262
3.13%, 05/15/48	44,150	55,311,672
3.38%, 05/15/44	148,200	189,765,469
3.38%, 11/15/48	45,550	59,834,195
3.50%, 02/15/39	4,000	5,121,875
3.63%, 02/15/21	323,771	332,952,945
3.63%, 08/15/43	89,600	118,692,000
3.63%, 02/15/44	123,950	164,640,461
3.75%, 08/15/41	42,000	56,050,313
3.75%, 11/15/43	33,600	45,402,000
3.88%, 08/15/40	52,516	71,044,301
4.25%, 05/15/39	26,040	36,647,231
4.25%, 11/15/40	139,214	197,683,880
4.38%, 11/15/39	53,933	77,326,439
4.38%, 05/15/40	40,403	58,123,503
4.38%, 05/15/41	35,949	52,024,943
4.50%, 02/15/36	23,285	32,708,148
4.50%, 08/15/39	50,207	72,964,892
4.63%, 02/15/40	45,950	68,020,359
4.75%, 02/15/37	77	112,480
4.75%, 02/15/41	99,158	150,038,449
5.00%, 05/15/37	6,108	9,183,951
5.25%, 11/15/28	102,377	135,297,604
5.25%, 02/15/29	283,190	376,642,700
5.38%, 02/15/31	98,671	138,324,408
5.50%, 08/15/28	97,000	129,464,687
6.00%, 02/15/26	63,968	81,814,073
6.13%, 11/15/27	3,165	4,298,960
6.13%, 08/15/29	44,600	63,561,969
6.25%, 05/15/30	16,853	24,702,811
6.38%, 08/15/27	63,580	86,886,044
6.50%, 11/15/26	41,450	55,679,008
6.63%, 02/15/27	31,800	43,327,500
6.75%, 08/15/26	38,500	51,962,969
6.88%, 08/15/25	4,065	5,321,339
7.13%, 02/15/23	41,900	49,870,821
7.25%, 08/15/22	125,500	146,325,156
7.50%, 11/15/24	51,650	67,350,793
7.63%, 11/15/22	12,000	14,304,375
7.63%, 02/15/25	23,817	31,525,893

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
8.00%, 11/15/21	$30,500	$34,717,578
8.13%, 05/15/21	37,950	42,060,756
8.75%, 05/15/20	1,000	1,047,461

		26,157,458,796

Total U.S. Government & Agency Obligations — 67.9% (Cost: $42,933,296,504)		44,817,359,851

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.25%(i)(j)(k)	2,725,542	2,726,904,989
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.02%(i)(j)(l)	286,221	286,221,473

		3,013,126,462

Total Short-Term Investments — 4.6% (Cost: $3,012,017,177)		3,013,126,462

Total Investments in Securities — 103.1% (Cost: $64,769,216,749)		68,027,194,525

Other Assets, Less Liabilities — (3.1)%		(2,025,455,011)

Net Assets — 100.0%		$66,001,739,514

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	All or a portion of this security is on loan.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security represents an investment of TBA cash collateral.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,932,507	(206,965)	2,725,542	$2,726,904,989	$34,970,792		$139,469		$106,392
BlackRock Cash Funds: Treasury, SL Agency Shares	172,998	113,223	286,221	286,221,473	379,616	(b)	—		—

				$3,013,126,462	$35,350,408		$139,469		$106,392

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Core U.S. Aggregate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$799,501,050	$—	$799,501,050
Corporate Bonds & Notes	—	17,257,786,992	—	17,257,786,992
Foreign Government Obligations	—	1,744,775,039	—	1,744,775,039
Municipal Debt Obligations	—	394,645,131	—	394,645,131
U.S. Government & Agency Obligations	—	44,817,359,851	—	44,817,359,851
Money Market Funds	3,013,126,462	—	—	3,013,126,462

	$3,013,126,462	$65,014,068,063	$—	$68,027,194,525

See notes to financial statements.

82	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

August 31, 2019

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$65,014,068,063
Affiliated(c)	3,013,126,462
Cash	3,314,801
Cash pledged:
Collateral — TBA commitments	798,000
Receivables:
Investments sold	1,127,298,344
Securities lending income — Affiliated	85,602
Capital shares sold	18,963,999
Dividends	4,950,408
Interest	369,614,157

Total assets	69,552,219,836

LIABILITIES
Cash received:
Collateral — TBA commitments	2,484,000
Collateral on securities loaned, at value	286,121,473
Payables:
Investments purchased	3,259,311,522
Investment advisory fees	2,563,327

Total liabilities	3,550,480,322

NET ASSETS	$66,001,739,514

NET ASSETS CONSIST OF:
Paid-in capital	$62,875,124,268
Accumulated earnings	3,126,615,246

NET ASSETS	$66,001,739,514

Shares outstanding	578,900,000

Net asset value	$114.01

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$279,525,721
(b) Investments, at cost — Unaffiliated	$61,757,199,572
(c) Investments, at cost — Affiliated	$3,012,017,177

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statement of Operations  (unaudited)

Six Months Ended August 31, 2019

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$34,971,954
Interest — Unaffiliated	850,027,340
Securities lending income — Affiliated — net	378,454
Other income — Unaffiliated	87,488

Total investment income	885,465,236

EXPENSES
Investment advisory fees	15,534,692

Total expenses	15,534,692
Less:
Investment advisory fees waived	(1,246,247)

Total expenses after fees waived	14,288,445

Net investment income	871,176,791

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	76,266,535
Investments — Affiliated	139,469
In-kind redemptions — Unaffiliated	57,316,801

Net realized gain	133,722,805

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	3,786,622,736
Investments — Affiliated	106,392

Net change in unrealized appreciation (depreciation)	3,786,729,128

Net realized and unrealized gain	3,920,451,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,791,628,724

See notes to financial statements.

84	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$871,176,791	$1,550,027,561
Net realized gain (loss)	133,722,805	(210,255,325)
Net change in unrealized appreciation (depreciation)	3,786,729,128	365,985,159

Net increase in net assets resulting from operations	4,791,628,724	1,705,757,395

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(872,063,631)	(1,521,027,829)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,058,480,166	3,125,017,023

NET ASSETS
Total increase in net assets	7,978,045,259	3,309,746,589
Beginning of period	58,023,694,255	54,713,947,666

End of period	$66,001,739,514	$58,023,694,255

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of period	$107.07		$106.72	$108.75	$109.85	$111.02	$108.19

Net investment income(a)	1.55		2.96	2.58	2.38	2.36	2.35
Net realized and unrealized gain (loss)(b)	6.95		0.31	(2.05)	(0.90)	(0.83)	3.09

Net increase from investment operations	8.50		3.27	0.53	1.48	1.53	5.44

Distributions(c)
From net investment income	(1.56)		(2.92)	(2.56)	(2.35)	(2.37)	(2.06)
From net realized gain	—		—	—	(0.23)	(0.33)	(0.55)

Total distributions	(1.56)		(2.92)	(2.56)	(2.58)	(2.70)	(2.61)

Net asset value, end of period	$114.01		$107.07	$106.72	$108.75	$109.85	$111.02

Total Return
Based on net asset value	8.01	%(d)	3.13%	0.47%	1.34%	1.44%	5.07%

Ratios to Average Net Assets
Total expenses	0.05	%(e)	0.05%	0.05%	0.07%	0.08%	0.08%

Total expenses after fees waived	0.05	%(e)	0.04%	0.04%	0.06%	0.07%	0.07%

Net investment income	2.80	%(e)	2.80%	2.37%	2.16%	2.16%	2.14%

Supplemental Data
Net assets, end of period (000)	$66,001,740		$58,023,694	$54,713,948	$42,410,587	$32,911,954	$24,157,832

Portfolio turnover rate(f)(g)	56	%(d)	146%	252%	242%	278%	318%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

86	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The cost basis of securities at February 28, 2019 has been adjusted to $60,941,246,332.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

88	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$2,546,736	$2,546,736		$—	$—
Barclays Capital Inc.	7,329,381	7,329,381		—	—
BMO Capital Markets	53,481	53,481		—	—
CITADEL CLEARING LLC	893,108	893,108		—	—
Citigroup Global Markets Inc.	10,734,883	10,734,883		—	—
Credit Suisse Securities (USA) LLC	10,112,151	10,112,151		—	—
Goldman Sachs & Co.	135,656,362	135,656,362		—	—
HSBC Securities (USA) Inc.	6,943,746	6,943,746		—	—
JPMorgan Securities LLC	44,904,024	44,904,024		—	—
Morgan Stanley & Co. LLC	36,228,277	36,228,277		—	—
MUFG Securities Americas Inc.	572,220	572,220		—	—
Nomura Securities International Inc.	5,239,168	5,239,168		—	—
RBC Capital Markets LLC	1,487,203	1,487,203		—	—
TD Prime Services LLC	655,087	655,087		—	—
UBS AG	7,297,343	7,297,343		—	—
Wells Fargo Bank, National Association	314,515	314,515		—	—
Wells Fargo Securities LLC	8,558,036	8,558,036		—	—

	$279,525,721	$279,525,721		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements  (unaudited) (continued)

reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended August 31, 2019, the Fund paid BTC $119,334 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2019, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. Aggregate Bond	$98,806	$2,309,524,427	$(1,037,535)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$33,777,639,422	$31,823,406,155	$1,065,656,259	$1,027,863,218

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$4,155,814,664	$1,054,505,266

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $390,241,947.

90	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$64,771,878,993	$3,285,391,801	$(30,076,269)	$3,255,315,532

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	50,500,000	$5,546,423,917	100,900,000	$10,686,585,610
Shares redeemed	(13,500,000)	(1,487,943,751)	(71,700,000)	(7,561,568,587)

Net increase	37,000,000	$4,058,480,166	29,200,000	$3,125,017,023

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

92	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iShares Core U.S. Aggregate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

94	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Aggregate Bond	$1.561596	$—	$—	$1.561596	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	95

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

96	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

GLOSSARY OF TERMS USED IN THIS REPORT	97

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

       iShares Trust

▶	iShares Edge High Yield Defensive Bond ETF | HYDB | Cboe BZX

▶	iShares Edge Investment Grade Enhanced Bond ETF | IGEB | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® Edge High Yield Defensive Bond ETF

Investment Objective

The iShares Edge High Yield Defensive Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.51%	7.88%	6.09%	7.88%	13.50%
Fund Market	6.04	7.85	6.36	7.85	14.12
Index	5.41	7.93	6.13	7.93	13.57
Bloomberg Barclays U.S. Corporate High Yield Index .	4.46	6.56	5.24	6.56	11.54

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,055.10	$1.81		$1,000.00	$1,023.40	$1.78		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	0.8%
Ba	42.5
B	47.7
Caa	4.9
Ca	2.1
Not Rated	2.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	37.5%
5-10 Years	58.4
10-15 Years	1.5
15-20 Years	1.7
More than 20 Years	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of August 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF

Investment Objective

The iShares Edge Investment Grade Enhanced Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment grade bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	11.68%	14.15%	6.41%	14.15%	14.25%
Fund Market	11.58	13.86	6.50	13.86	14.44
Index	11.69	14.28	6.56	14.28	14.55
Bloomberg Barclays U.S. Corporate Index	11.08	13.33	6.34	13.33	14.04

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,116.80	$0.96	$1,000.00	$1,024.20	$0.92	0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a	)
Aaa	0.3%
Aa	0.7
A	16.8
Baa	74.2
Ba	5.6
Not Rated	2.4

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a	)
1-5 Years	9.6%
5-10 Years	65.4
10-15 Years	3.1
15-20 Years	11.0
More than 20 Years	10.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) August 31, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.6%
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	$125	$134,841
6.38%, 06/15/26 (Call 06/15/21)	125	131,186
6.50%, 07/15/24 (Call 09/30/19)	100	103,250
6.50%, 05/15/25 (Call 05/15/20)	75	78,188

		447,465

Agriculture — 1.2%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)	150	134,257
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	190	186,200

		320,457

Auto Manufacturers — 2.4%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)(a)	200	205,770
5.88%, 06/01/29 (Call 06/01/24)(a)	50	53,625
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	100	78,790
5.63%, 02/01/23 (Call 09/30/19)(a)(b)	250	239,407
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	100	89,250

		666,842

Auto Parts & Equipment — 0.4%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	50	51,000
Meritor Inc., 6.25%, 02/15/24 (Call 09/30/19)	50	51,312
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	25	19,938

		122,250

Banks — 1.5%
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)(b)	200	205,002
5.71%, 01/15/26(a)	200	210,974

		415,976

Beverages — 0.6%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	150	156,380

Building Materials — 1.1%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/16/19)(a)	183	190,549
6.75%, 06/01/27 (Call 06/01/22)(a)	25	27,312
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	25	26,375
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	50	50,875

		295,111

Chemicals — 1.8%
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	25	25,563
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)	200	211,000
PolyOne Corp., 5.25%, 03/15/23	50	53,687
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)(b)	120	112,800
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.,
5.38%, 09/01/25 (Call 09/01/20)(a)	110	103,400

		506,450

Coal — 1.0%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 09/30/19)(a)	50	51,500
6.38%, 03/31/25 (Call 03/31/20)(a)	100	104,375
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	125	118,359

		274,234

Security	Par (000)	Value

Commercial Services — 3.5%
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)(b)	$75	$76,312
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	100	103,750
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(a)	150	156,937
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 09/30/19)(a)	200	201,000
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	125	129,114
5.75%, 04/15/26(a)	150	156,375
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	50	52,063
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	100	104,875

		980,426

Computers — 1.6%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)(b)	25	25,688
NCR Corp.
5.00%, 07/15/22 (Call 09/30/19)(b)	90	90,614
6.38%, 12/15/23 (Call 09/30/19)	100	103,118
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	210	214,924

		434,344

Cosmetics & Personal Care — 1.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 09/30/19)(a)	100	104,390
Edgewell Personal Care Co., 4.70%, 05/24/22	100	102,000
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 09/30/19)(b)	150	136,500
6.25%, 08/01/24 (Call 09/30/19)	75	43,125

		386,015

Distribution & Wholesale — 0.9%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)(b)	175	180,250
LKQ Corp., 4.75%, 05/15/23 (Call 09/30/19)(b)	75	76,031

		256,281

Diversified Financial Services — 4.5%
Ally Financial Inc., 8.00%, 11/01/31	150	209,625
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(a)	50	54,094
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	165	143,550
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	50	48,000
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(a)	75	78,188
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	100	102,500
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	125	131,562
Springleaf Finance Corp. 6.88%, 03/15/25	125	141,719
7.13%, 03/15/26	250	285,125
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 09/30/19)(a)	50	51,625

		1,245,988

Electric — 1.9%
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 09/30/19)	100	102,500
5.75%, 10/15/25 (Call 10/15/21)(a)	150	156,378
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	100	107,750
7.25%, 05/15/26 (Call 05/15/21)(b)	150	164,437

		531,065

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	$100	$101,305
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	125	131,719

		233,024

Electronics — 0.5%
Sensata Technologies BV, 4.88%, 10/15/23(a)	125	131,138

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	175	182,791

Entertainment — 1.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 09/30/19)(b)	50	51,438
Cinemark USA Inc., 4.88%, 06/01/23 (Call 09/30/19)	75	76,406
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	25	26,500
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 09/30/19)(a)	175	181,125
5.50%, 04/15/27 (Call 04/15/22)(a)	50	53,500

		388,969

Environmental Control — 0.5%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	25	26,063
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	100	102,500

		128,563

Food — 2.9%
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)(b)	150	152,107
BRF GmbH, 4.35%, 09/29/26(a)	200	195,500
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	75	78,000
5.88%, 09/30/27 (Call 09/30/22)(a)	130	140,075
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(a)	150	156,937
5.75%, 03/01/27 (Call 03/01/22)(a)	75	79,688

		802,307

Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	100	106,125
5.75%, 05/20/27 (Call 02/20/27)	100	105,810
5.88%, 08/20/26 (Call 05/20/26)(b)	25	27,149

		239,084

Health Care - Services — 3.8%
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	85	91,300
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	200	200,250
5.13%, 07/15/24 (Call 09/16/19)	100	101,721
HCA Inc.
5.38%, 02/01/25	100	111,000
7.50%, 02/15/22	175	195,967
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	225	220,500
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(b)	125	133,599

		1,054,337

Holding Companies - Diversified — 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 09/30/19)	75	77,250
6.25%, 05/15/26 (Call 05/15/22)(a)	25	26,094
6.38%, 12/15/25 (Call 12/15/20)	125	132,343
6.75%, 02/01/24 (Call 02/01/20)	75	78,469

		314,156

Home Builders — 1.3%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	50	53,688

Security	Par (000)	Value

Home Builders (continued)
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	$50	$51,250
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	125	137,187
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	100	107,500

		349,625

Insurance — 0.8%
Genworth Holdings Inc.
4.80%, 02/15/24(b)	50	47,375
4.90%, 08/15/23	75	71,438
7.63%, 09/24/21	100	104,250

		223,063

Internet — 2.5%
Netflix Inc.
4.88%, 04/15/28	100	104,625
5.88%, 02/15/25	125	137,969
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(a)	200	210,375
VeriSign Inc., 4.63%, 05/01/23 (Call 09/30/19)	50	50,812
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)(b)	175	180,031

		683,812

Iron & Steel — 2.3%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	50	51,125
7.88%, 08/15/23 (Call 05/15/23)	75	80,438
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	88	88,220
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	25,625
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	150	153,187
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	95	84,016
6.88%, 08/15/25 (Call 08/15/20)(b)	150	142,358

		624,969

Leisure Time — 0.8%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 09/30/19)(a)	100	102,750
5.38%, 04/15/23 (Call 09/30/19)(a)	125	128,125

		230,875

Lodging — 0.7%
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	150	161,880
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	25	25,906

		187,786

Machinery — 0.7%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	75	77,250
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)	125	127,196

		204,446

Media — 5.6%
Altice Luxembourg SA, 10.50%, 05/15/27 (Call 05/15/22)(a)	200	217,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24 (Call 09/30/19)(a)	50	52,063
DISH DBS Corp.
5.00%, 03/15/23	225	220,781
7.75%, 07/01/26(b)	200	196,500
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	75	78,750
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	190	200,450
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)(a)(b)	125	129,687
5.38%, 07/15/26 (Call 07/15/21)(a)	25	26,406

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(a)	$200	$203,400
Virgin Media Secured Finance PLC, 5.50%, 08/15/26 (Call 08/15/21)(a)	200	209,250

		1,534,787

Mining — 5.2%
Alcoa Nederland Holding BV 6.75%, 09/30/24 (Call 09/30/19)(a)	200	210,000
7.00%, 09/30/26 (Call 09/30/21)(a)	200	215,440
First Quantum Minerals Ltd., 7.25%, 04/01/23 (Call 10/01/19)(a)(b)	200	186,000
FMG Resources August 2006 Pty Ltd. 5.13%, 03/15/23 (Call 12/15/22)(a)(b)	100	104,000
5.13%, 05/15/24 (Call 02/15/24)(a)	125	130,312
Freeport-McMoRan Inc. 3.88%, 03/15/23 (Call 12/15/22)	50	50,520
5.40%, 11/14/34 (Call 05/14/34)	25	24,000
6.88%, 02/15/23 (Call 09/03/19)	100	105,460
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	25	26,063
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(a)(b)	200	195,750
Vedanta Resources Ltd., 6.38%, 07/30/22(a)	200	191,875

		1,439,420

Office & Business Equipment — 0.4%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	125	114,063

Oil & Gas — 5.9%
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 09/30/19)(a)(b)	100	94,000
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 09/30/19)	50	50,688
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	100	92,030
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	100	100,350
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	200	196,500
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	40	39,800
Murphy Oil Corp., 6.88%, 08/15/24 (Call 09/30/19)(b)	75	78,585
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/23 (Call 09/30/19)	75	77,062
7.25%, 06/15/25 (Call 06/15/20)	135	139,848
Southwestern Energy Co. 6.20%, 01/23/25 (Call 10/23/24)	175	153,125
7.75%, 10/01/27 (Call 10/01/22)	100	87,000
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 01/15/20)(b)	200	204,500
5.50%, 02/15/26 (Call 02/15/21)	40	41,500
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	200	126,960
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	150	144,750

		1,626,698

Oil &Gas Services — 0.2%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	25	23,933
SESI LLC, 7.75%, 09/15/24 (Call 09/15/20)	65	39,000

		62,933

Packaging & Containers — 0.9%
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(a)	125	124,375
5.13%, 07/15/23 (Call 09/30/19)	100	102,500
5.63%, 07/15/27 (Call 07/15/22)(a)	10	10,500

		237,375

Security	Par (000)	Value

Pharmaceuticals — 2.3%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(a)(b)	$150	$166,497
9.25%, 04/01/26 (Call 04/01/22)(a)	175	198,187
Bausch Health Companies Inc. 7.00%, 03/15/24 (Call 03/15/20)(a)	50	52,808
9.00%, 12/15/25 (Call 12/15/21)(a)	200	224,250

		641,742

Pipelines — 2.9%
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	100	115,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 09/16/19)	125	127,187
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25 (Call 10/01/20)	125	121,719
6.75%, 08/01/22 (Call 09/30/19)	125	126,356
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23 (Call 11/01/19)	100	101,218
7.50%, 04/15/26 (Call 04/15/22)(a)	100	101,250
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 09/30/19)	100	102,750

		795,855

Real Estate — 1.9%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	150	150,469
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	200	206,000
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 09/30/19)	175	179,156

		535,625

Real Estate Investment Trusts — 3.8%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	125	131,562
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)	50	31,750
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)(b)	50	51,625
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	125	129,219
Iron Mountain Inc. 5.25%, 03/15/28 (Call 12/27/22)(a)	10	10,375
5.75%, 08/15/24 (Call 09/10/19)	160	162,000
6.00%, 08/15/23 (Call 09/10/19)	50	51,125
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	150	155,625
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)	40	33,600
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 09/30/19)(a)	25	23,813
8.25%, 10/15/23 (Call 09/30/19)(b)	100	88,500
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	175	168,175

		1,037,369

Retail — 4.6%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	200	206,500
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)	100	103,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 06/01/24 (Call 09/30/19)(a)	175	180,906
5.25%, 06/01/26 (Call 06/01/21)(a)	50	52,875
L Brands Inc. 6.75%, 07/01/36	135	113,400
6.88%, 11/01/35(b)	225	190,125
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(a)	200	196,000

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)(b)	$75	$75,188
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 09/30/19)	100	101,500
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	50	52,375

		1,271,869

Semiconductors — 0.8%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	200	212,442

Software — 1.2%
CDK Global Inc. 5.00%, 10/15/24 (Call 07/15/24)	50	52,625
5.88%, 06/15/26 (Call 06/15/21)(b)	10	10,621
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	50	52,620
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	100	105,000
Open Text Corp. 5.63%, 01/15/23 (Call 09/30/19)(a)	50	51,250
5.88%, 06/01/26 (Call 06/01/21)(a)	50	53,435

		325,551

Telecommunications — 9.2%
Altice France SA/France 7.38%, 05/01/26 (Call 05/01/21)(a)	100	106,750
8.13%, 02/01/27 (Call 02/01/22)(a)	100	110,250
CenturyLink Inc.
Series P, 7.60%, 09/15/39	125	120,000
Series U, 7.65%, 03/15/42	75	71,625
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	200	221,996
Embarq Corp., 8.00%, 06/01/36	100	98,036
Hughes Satellite Systems Corp. 5.25%, 08/01/26	125	132,500
6.63%, 08/01/26(b)	125	134,688
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	225	200,250
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 10/15/19)(b)	275	218,625
Millicom International Cellular SA, 6.00%, 03/15/25
(Call 03/15/20)(a)	200	207,625
Sprint Capital Corp., 8.75%, 03/15/32	135	169,085
Sprint Corp. 7.13%, 06/15/24	175	193,455
7.63%, 02/15/25 (Call 11/15/24)	150	167,812
7.63%, 03/01/26 (Call 11/01/25)	25	28,094
7.88%, 09/15/23	180	202,500

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Telecom Italia Capital SA, 7.72%, 06/04/38	$25	$28,875
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)	125	125,938

		2,538,104

Toys, Games & Hobbies — 0.7%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)	200	205,500

Transportation — 0.9%
XPO Logistics Inc. 6.13%, 09/01/23 (Call 09/30/19)(a)	50	51,700
6.75%, 08/15/24 (Call 08/15/21)(a)	175	188,563

		240,263

Trucking & Leasing — 0.8%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/25 (Call 10/01/21)(a)	100	103,000
6.75%, 03/15/22 (Call 03/15/20)(a)	125	130,000

		233,000

Total Corporate Bonds & Notes — 94.4% (Cost: $25,598,483)		26,070,825

Short-Term Investments

Money Market Funds — 21.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(c)(d)(e)	4,719	4,721,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(c)(d)	1,332	1,332,000

		6,053,176

Total Short-Term Investments — 21.9% (Cost: $6,052,523)		6,053,176

Total Investments in Securities — 116.3% (Cost: $31,651,006)		32,124,001

Other Assets, Less Liabilities — (16.3)%		(4,504,531)

Net Assets — 100.0%		$27,619,470

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Edge High Yield Defensive Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,049	1,670	4,719	$4,721,176	$11,208	(b)	$340	$(173)
BlackRock Cash Funds: Treasury, SL Agency Shares	313	1,019	1,332	1,332,000	6,323		—	—

				$6,053,176	$17,531		$340	$(173)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$26,070,825	$—	$26,070,825
Money Market Funds	6,053,176	—	—	6,053,176

	$6,053,176	$26,070,825	$—	$32,124,001

See notes to financial statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$335	$355,679
3.65%, 11/01/24 (Call 08/01/24)	100	105,830
WPP Finance 2010, 3.75%, 09/19/24	300	313,578

		775,087

Aerospace & Defense — 1.7%
Northrop Grumman Corp., 4.75%, 06/01/43	90	111,198
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	400	430,098
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	140	153,806
United Technologies Corp.
4.50%, 06/01/42	220	265,488
5.70%, 04/15/40	365	492,727

		1,453,317

Agriculture — 2.4%
Altria Group Inc.
4.00%, 01/31/24	50	53,396
5.38%, 01/31/44	395	467,119
5.80%, 02/14/39 (Call 08/14/38)	240	296,062
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	600	614,725
Philip Morris International Inc., 6.38%, 05/16/38	280	384,091
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	100	108,228
5.70%, 08/15/35 (Call 02/15/35)	60	69,802

		1,993,423

Airlines — 0.6%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	415	426,411
4.38%, 04/19/28 (Call 01/19/28)	55	59,412

		485,823

Apparel — 0.0%
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	5	5,145

Auto Parts & Equipment — 0.4%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	295	297,438

Banks — 8.2%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(a)	65	69,472
4.45%, 03/03/26	50	55,003
Citigroup Inc.
3.40%, 05/01/26	290	306,693
3.70%, 01/12/26	580	624,874
4.60%, 03/09/26	330	363,106
8.13%, 07/15/39	225	376,012
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	255	275,491
Discover Bank, 3.35%, 02/06/23 (Call 01/06/23)	250	258,699
HSBC Holdings PLC
3.90%, 05/25/26	550	588,683
4.25%, 03/14/24	450	474,792
4.30%, 03/08/26	200	217,652
Industrial & Commercial Bank of China Ltd./ New York NY, 2.45%, 10/20/21	300	299,719
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	85	88,628
3.20%, 06/15/26 (Call 03/15/26)	570	597,369
3.30%, 04/01/26 (Call 01/01/26)	370	390,073
3.90%, 07/15/25 (Call 04/15/25)	100	108,603

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
3.63%, 01/20/27	$450	$481,331
6.38%, 07/24/42	300	444,023
Series F, 3.88%, 04/29/24	100	107,292
Royal Bank of Canada, 4.65%, 01/27/26(b)	300	334,553
Wells Fargo & Co.
3.00%, 02/19/25	65	67,350
3.00%, 04/22/26	405	419,302

		6,948,720

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	395	459,062
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	440	472,347
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)	20	25,517
8.20%, 01/15/39	220	353,425
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	170	179,168
3.70%, 12/06/26 (Call 09/06/26)	50	53,646
4.25%, 05/01/23	230	246,386
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	360	393,796
4.60%, 05/25/28 (Call 02/25/28)	210	237,185

		2,420,532

Biotechnology —1.5%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	180	204,772
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	50	54,172
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	350	421,611
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	195	235,541
5.65%, 12/01/41 (Call 06/01/41)	250	331,119

		1,247,215

Building Materials — 0.3%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	100	106,308
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	90	92,912
4.25%, 12/15/47 (Call 06/15/47)	10	10,218

		209,438

Chemicals — 1.5%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	100	104,139
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	90	99,674
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	470	485,178
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	120	125,323
3.63%, 03/15/24 (Call 12/15/23)(b)	90	94,680
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	380	402,086

		1,311,080

Commercial Services — 2.4%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	375	411,878
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	120	126,504
4.25%, 05/01/29 (Call 02/01/29)	95	102,967
4.75%, 08/01/28 (Call 05/01/28)	230	259,440
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	390	439,939
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)	265	298,344

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	$385	$416,661

		2,055,733

Computers — 0.7%
Apple Inc., 3.35%, 02/09/27 (Call 11/09/26)	200	216,135
HP Inc., 6.00%, 09/15/41	365	408,997

		625,132

Diversified Financial Services — 3.9%
American Express Co., 3.40%, 02/22/24 (Call 01/22/24)(b)	300	316,388
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	365	413,975
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	365	376,376
3.75%, 03/09/27 (Call 02/09/27)	335	354,797
3.80%, 01/31/28 (Call 12/31/27)	50	53,400
Cboe Global Markets Inc.,
3.65%, 01/12/27 (Call 10/12/26)	155	167,611
Discover Financial Services,	475	511,302
4.10%, 02/09/27 (Call 11/09/26)
E*TRADE Financial Corp.,
2.95%, 08/24/22 (Call 07/24/22)	105	107,163
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(b)	60	65,088
Raymond James Financial Inc.
3.63%, 09/15/26	75	79,074
4.95%, 07/15/46	280	342,684
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	280	290,197
5.15%, 03/19/29 (Call 12/19/28)	220	247,688

		3,325,743

Electric — 7.7%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	45	50,294
CenterPoint Energy Inc.
3.85%, 02/01/24 (Call 01/01/24)	100	106,304
4.25%, 11/01/28 (Call 08/01/28)	100	111,149
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	290	312,588
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	180	184,249
3.80%, 03/15/27 (Call 12/15/26)	30	32,495
Duke Energy Carolinas LLC,
3.95%, 03/15/48 (Call 09/15/47)	90	104,007
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	405	409,838
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	65	68,913
3.40%, 10/01/46 (Call 04/01/46)	105	111,620
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	50	54,523
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	95	107,793
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	350	369,309
4.75%, 06/15/46 (Call 12/15/45)	140	165,894
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	175	178,552
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	295	342,234
4.20%, 09/01/48 (Call 03/01/48)	30	36,369
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	270	286,082
3.95%, 06/15/25 (Call 03/15/25)	215	231,311
Exelon Generation Co. LLC, 5.60%, 06/15/42 (Call 12/15/41)	185	222,448
FirstEnergy Corp., Series C, 7.38%, 11/15/31	320	458,697
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	155	175,553
3.95%, 03/01/48 (Call 09/01/47)	50	59,048
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	405	414,565
Georgia Power Co., 4.30%, 03/15/42	40	45,431
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	101,504

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.,
3.55%, 05/01/27 (Call 02/01/27)	$410	$438,146
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	175	184,860
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	410	424,614
3.40%, 02/01/28 (Call 10/01/27)	300	312,591
Southern California Edison Co., Series A,
4.20%, 03/01/29 (Call 12/01/28)	80	90,279
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	325	336,485

		6,527,745

Electronics — 0.6%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	355	363,476
Keysight Technologies Inc.,
4.60%, 04/06/27 (Call 01/06/27)	90	99,079
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	75	82,197

		544,752

Environmental Control — 0.7%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	20	20,794
3.38%, 11/15/27 (Call 08/15/27)	130	139,293
3.95%, 05/15/28 (Call 02/15/28)	150	168,156
Waste Management Inc.,
3.15%, 11/15/27 (Call 08/15/27)	285	303,574

		631,817

Food — 3.3%
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	230	249,435
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	110	112,959
JM Smucker Co. (The), 3.50%, 03/15/25	390	409,918
Kellogg Co.
3.25%, 04/01/26	290	305,131
3.40%, 11/15/27 (Call 08/15/27)	155	163,877
4.30%, 05/15/28 (Call 02/15/28)(b)	20	22,490
McCormick & Co. Inc./MD,
3.40%, 08/15/27 (Call 05/15/27)	280	296,636
Mondelez International Inc.,
4.13%, 05/07/28 (Call 02/07/28)	160	179,831
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	50	52,766
3.30%, 07/15/26 (Call 04/15/26)	260	273,463
3.75%, 10/01/25 (Call 07/01/25)	200	214,781
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	100	107,314
3.95%, 08/15/24 (Call 05/15/24)	365	393,442

		2,782,043

Forest Products & Paper — 0.3%
International Paper Co., 4.80%, 06/15/44 (Call 12/15/43)	215	235,714

Health Care — Products — 3.0%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	270	275,951
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	205	219,559
3.73%, 12/15/24 (Call 09/15/24)	405	430,905
Boston Scientific Corp.
3.85%, 05/15/25	295	318,756
4.00%, 03/01/28 (Call 12/01/27)	150	165,067
Edwards Lifesciences Corp.,
4.30%, 06/15/28 (Call 03/15/28)	125	141,934
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	395	423,647
Thermo Fisher Scientific Inc.,
2.95%, 09/19/26 (Call 06/19/26)	195	201,606
Zimmer Biomet Holdings Inc.,
3.55%, 04/01/25 (Call 01/01/25)	355	373,764

		2,551,189

Health Care - Services — 2.2%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	275	288,334

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.65%, 12/01/27 (Call 09/01/27)	$280	$297,238
4.10%, 03/01/28 (Call 12/01/27)	60	65,406
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	105	112,342
4.95%, 10/01/44 (Call 04/01/44)	280	333,372
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	400	420,439
3.60%, 09/01/27 (Call 06/01/27)	100	106,737
4.70%, 02/01/45 (Call 08/01/44)	45	51,130
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	115	121,981
4.20%, 06/30/29 (Call 03/30/29)	60	66,715

		1,863,694

Holding Companies - Diversified — 0.6%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	220	221,890
3.63%, 01/19/22 (Call 12/19/21)	130	132,330
4.25%, 03/01/25 (Call 01/01/25)	150	155,437

		509,657

Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	100	107,589

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	100	113,977

Insurance — 3.4%
American Financial Group Inc./OH,
4.50%, 06/15/47 (Call 12/15/46)	100	109,951
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	200	212,977
3.90%, 04/01/26 (Call 01/01/26)	450	482,978
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	275	298,185
Arch Capital Finance LLC,
4.01%, 12/15/26 (Call 09/15/26)	90	99,076
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	415	445,458
5.00%, 04/20/48 (Call 10/20/47)	45	49,076
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	115	120,073
3.90%, 05/01/29 (Call 02/01/29)	70	76,374
Fairfax Financial Holdings Ltd.,
4.85%, 04/17/28 (Call 01/17/28)	110	119,961
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	105	118,736
Markel Corp., 5.00%, 05/20/49 (Call 11/20/48)	110	132,863
Marsh & McLennan Companies Inc.,
4.35%, 01/30/47 (Call 07/30/46)	100	119,354
Reinsurance Group of America Inc.,
3.90%, 05/15/29 (Call 02/15/29)	100	107,531
Travelers Companies Inc. (The),
4.05%, 03/07/48 (Call 09/07/47)	100	119,264
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	110	114,640
4.50%, 09/15/28 (Call 06/15/28)	115	129,321

		2,855,818

Internet — 1.6%
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	285	305,233
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)(b)	285	299,782
3.60%, 06/05/27 (Call 03/05/27)	215	226,285

Security	Par (000)	Value

Internet (continued)
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	$310	$328,363
5.00%, 02/15/26 (Call 11/15/25)	140	157,794

		1,317,457

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.,
3.70%, 03/15/28 (Call 12/15/27)	95	98,789

Lodging — 0.9%
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	415	423,674
Marriott International Inc./MD, Series R,
3.13%, 06/15/26 (Call 03/15/26)	350	357,054

		780,728

Machinery — 0.7%
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	185	200,488
4.20%, 09/15/28 (Call 06/15/28)(b)	275	305,330
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	100	103,623

		609,441

Manufacturing — 0.1%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	90	94,563

Media — 2.6%
CBS Corp. 3.38%, 02/15/28 (Call 12/15/27)	130	133,655
4.00%, 01/15/26 (Call 10/15/25)	200	214,295
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	200	211,053
4.91%, 07/23/25 (Call 04/23/25)	400	442,002
5.38%, 04/01/38 (Call 10/01/37)	40	45,103
6.38%, 10/23/35 (Call 04/23/35)	325	396,612
NBC Universal Media LLC, 5.95%, 04/01/41	65	90,418
Time Warner Cable LLC
6.55%, 05/01/37	245	296,548
6.75%, 06/15/39	315	387,329

		2,217,015

Mining — 1.0%
Newmont Goldcorp Corp.,
4.88%, 03/15/42 (Call 09/15/41)	260	313,022
Southern Copper Corp.
5.25%, 11/08/42	110	125,448
5.88%, 04/23/45	65	79,930
6.75%, 04/16/40	245	319,725

		838,125

Oil & Gas — 3.1%
Canadian Natural Resources Ltd.,
3.85%, 06/01/27 (Call 03/01/27)	395	419,157
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	200	210,313
ConocoPhillips Holding Co., 6.95%, 04/15/29	280	385,706
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	400	406,240
3.50%, 06/15/25 (Call 03/15/25)	150	154,264
Phillips 66 3.90%, 03/15/28 (Call 03/15/28)	60	65,210
4.65%, 11/15/34 (Call 05/15/34)	350	405,944
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	205	212,174
6.63%, 06/15/37	300	396,371

		2,655,379

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 4.7%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$400	$409,434
3.60%, 05/14/25 (Call 02/14/25)	300	312,776
4.50%, 05/14/35 (Call 11/14/34)	195	212,548
AstraZeneca PLC
4.00%, 09/18/42	5	5,617
6.45%, 09/15/37	305	437,238
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	100	104,513
4.30%, 03/25/28 (Call 12/25/27)	360	392,565
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	150	219,150
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	140	149,492
Pfizer Inc., 7.20%, 03/15/39	265	421,560
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 (Call 06/23/26)	230	239,170
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(c)	200	236,680
Wyeth LLC, 5.95%, 04/01/37	255	355,588
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	230	238,024
4.50%, 11/13/25 (Call 08/13/25)	145	161,616
4.70%, 02/01/43 (Call 08/01/42)	60	72,999

		3,968,970

Pipelines — 7.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27 (Call 09/01/27)	195	206,308
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	95	100,259
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	325	352,582
Energy Transfer Operating LP
4.75%, 01/15/26 (Call 10/15/25)	55	60,127
4.95%, 06/15/28 (Call 03/15/28)	285	318,731
5.25%, 04/15/29 (Call 01/15/29)	165	188,825
5.50%, 06/01/27 (Call 03/01/27)	400	459,634
Kinder Morgan Inc./DE
4.30%, 03/01/28 (Call 12/01/27)	215	235,494
5.30%, 12/01/34 (Call 06/01/34)	485	564,768
5.55%, 06/01/45 (Call 12/01/44)	70	83,972
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	150	154,393
4.13%, 03/01/27 (Call 12/01/26)	190	200,239
4.50%, 04/15/38 (Call 10/15/37)	25	25,781
4.88%, 06/01/25 (Call 03/01/25)	220	242,859
ONEOK Inc.
4.35%, 03/15/29 (Call 12/15/28)(b)	160	173,123
4.55%, 07/15/28 (Call 04/15/28)	180	196,530
4.95%, 07/13/47 (Call 01/06/47)	55	59,389
Plains All American Pipeline LP/PAA Finance Corp.,
4.65%, 10/15/25 (Call 07/15/25)	450	482,487
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	400	449,152
5.88%, 06/30/26 (Call 12/31/25)	205	235,601
Spectra Energy Partners LP,
4.75%, 03/15/24 (Call 12/15/23)	100	109,537
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	250	282,607
7.63%, 01/15/39	225	335,708
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 02/01/26 (Call 11/01/25)	180	230,421

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	$350	$373,139
6.30%, 04/15/40	70	88,246

		6,209,912

Real Estate Investment Trusts — 7.7%
Alexandria Real Estate Equities Inc.,
3.45%, 04/30/25 (Call 02/28/25)	130	136,779
American Homes 4 Rent LP,
4.25%, 02/15/28 (Call 11/15/27)	70	76,024
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	130	136,061
4.00%, 06/01/25 (Call 03/01/25)	150	161,348
5.00%, 02/15/24	300	333,020
Boston Properties LP,
3.65%, 02/01/26 (Call 11/03/25)	440	468,455
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	300	316,240
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	210	231,842
5.25%, 01/15/23	135	147,687
Digital Realty Trust LP 3.70%, 08/15/27 (Call 06/15/27)	435	463,505
4.45%, 07/15/28 (Call 04/15/28)	50	55,848
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	105	105,911
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)(b)	380	410,526
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	105	115,445
5.38%, 04/15/26 (Call 01/15/26)	350	384,181
HCP Inc.
3.25%, 07/15/26 (Call 05/15/26)	100	103,433
3.50%, 07/15/29 (Call 04/15/29)	100	105,607
4.00%, 06/01/25 (Call 03/01/25)	305	326,590
Healthcare Trust of America Holdings LP,
3.75%, 07/01/27 (Call 04/01/27)	95	100,101
Hudson Pacific Properties LP,
4.65%, 04/01/29 (Call 01/01/29)	110	123,602
Lifestorage LP/CA,
3.50%, 07/01/26 (Call 04/01/26)	35	36,259
Mid-America Apartments LP,
3.60%, 06/01/27 (Call 03/01/27)	120	128,626
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	60	63,624
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	30	31,220
3.65%, 01/15/28 (Call 10/15/27)	120	130,233
4.13%, 10/15/26 (Call 07/15/26)	15	16,673
Regency Centers LP,
3.60%, 02/01/27 (Call 11/01/26)	120	127,508
SL Green Operating Partnership LP,
3.25%, 10/15/22 (Call 09/15/22)	150	153,299
Ventas Realty LP
4.00%, 03/01/28 (Call 12/01/27)	110	119,478
4.40%, 01/15/29 (Call 10/15/28)	280	314,537
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	120	128,564
4.63%, 11/01/25 (Call 09/01/25)	100	110,068
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	370	397,360
4.25%, 04/15/28 (Call 01/15/28)	150	166,106
Weyerhaeuser Co.,
4.00%, 11/15/29 (Call 08/15/29)	290	320,711

		6,546,471

Retail — 2.7%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(b)	90	98,191
Darden Restaurants Inc.,
3.85%, 05/01/27 (Call 02/01/27)	140	149,528
Dollar Tree Inc. 3.70%, 05/15/23 (Call 04/15/23)	115	119,757

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.00%, 05/15/25 (Call 03/15/25)	$100	$105,694
4.20%, 05/15/28 (Call 02/15/28)	345	367,555
Lowe’s Companies Inc.,
4.38%, 09/15/45 (Call 03/15/45)	280	312,219
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	70	84,524
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	405	431,232
3.90%, 06/01/29 (Call 03/01/29)	50	54,961
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	480	498,324
4.80%, 11/18/44 (Call 05/18/44)	40	42,415

		2,264,400

Semiconductors — 4.1%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	190	200,230
3.90%, 12/15/25 (Call 09/15/25)	220	236,936
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	530	540,828
3.88%, 01/15/27 (Call 10/15/26)	370	370,163
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(c)	50	52,662
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	70	77,581
4.65%, 11/01/24 (Call 08/01/24)	350	386,376
Maxim Integrated Products Inc.,
3.45%, 06/15/27 (Call 03/15/27)	95	97,279
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	200	213,195
4.66%, 02/15/30 (Call 11/15/29)	80	83,288
4.98%, 02/06/26 (Call 12/06/25)	230	247,744
5.33%, 02/06/29 (Call 11/06/28)	75	82,999
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	280	304,968
5.35%, 03/01/26 (Call 01/01/26)(c)	180	203,208
5.55%, 12/01/28 (Call 09/01/28)(c)	20	23,332
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	325	335,031

		3,455,820

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.,
3.48%, 12/01/27 (Call 09/01/27)	100	105,330

Software — 3.4%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	345	363,700
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	105	109,951
Broadridge Financial Solutions Inc.,
3.40%, 06/27/26 (Call 03/27/26)	50	52,267
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)(b)	150	152,921
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	275	296,323
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	305	316,062
5.00%, 10/15/25 (Call 07/15/25)	155	177,145
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	345	371,306
4.20%, 10/01/28 (Call 07/01/28)	150	168,520
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	195	234,731
Oracle Corp., 6.50%, 04/15/38	10	14,847
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	200	202,889
3.90%, 08/21/27 (Call 05/21/27)	385	393,296

		2,853,958

Security	Par/ Shares (000)	Value

Telecommunications — 6.7%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	$305	$319,573
3.88%, 01/15/26 (Call 10/15/25)	190	202,883
3.95%, 01/15/25 (Call 10/15/24)	255	273,967
4.13%, 02/17/26 (Call 11/17/25)	150	162,998
4.25%, 03/01/27 (Call 12/01/26)	280	308,079
6.00%, 08/15/40 (Call 05/15/40)	100	125,379
6.38%, 03/01/41	330	431,212
British Telecommunications PLC, 9.63%, 12/15/30	295	451,745
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	85	88,758
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	280	417,754
Juniper Networks Inc.,
3.75%, 08/15/29 (Call 05/15/29)	70	70,681
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	105	113,810
4.60%, 05/23/29 (Call 02/23/29)	115	126,311
Orange SA, 9.00%, 03/01/31	105	166,129
Telefonica Emisiones SA, 7.05%, 06/20/36	260	354,356
Verizon Communications Inc.
4.13%, 03/16/27	50	55,781
4.27%, 01/15/36	305	349,496
4.40%, 11/01/34 (Call 05/01/34)	250	289,477
4.50%, 08/10/33	310	365,779
5.25%, 03/16/37	240	303,538
Vodafone Group PLC
5.00%, 05/30/38	240	277,873
6.15%, 02/27/37	300	383,249

		5,638,828

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	75	76,487

Transportation — 1.7%
Canadian Pacific Railway Co.,
6.13%, 09/15/15 (Call 03/15/15)	110	166,111
CH Robinson Worldwide Inc.,
4.20%, 04/15/28 (Call 01/15/28)	120	134,315
FedEx Corp.
4.75%, 11/15/45 (Call 05/15/45)	345	386,186
5.10%, 01/15/44	245	286,003
JB Hunt Transport Services Inc.,
3.88%, 03/01/26 (Call 01/01/26)	90	96,849
United Parcel Service Inc., 6.20%, 01/15/38(b)	265	370,935

		1,440,399

Total Corporate Bonds & Notes — 98.0%
(Cost: $76,442,840)		83,049,893

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(d)(e)(f)	2,040	2,041,135
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(d)(e)	459	459,000

		2,500,135

Total Short-Term Investments — 2.9%
(Cost: $2,499,352)		2,500,135

Total Investments in Securities — 100.9%
(Cost: $78,942,192)		85,550,028

Other Assets, Less Liabilities — (0.9)%		(801,222)

Net Assets — 100.0%		$84,748,806

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2019	iShares® Edge Investment Grade Enhanced Bond ETF

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,470	(1,430)	2,040	$2,041,135	$4,815	(b)	$388	$81
BlackRock Cash Funds: Treasury, SL Agency Shares	973	(514)	459	459,000	6,738		—	—

				$2,500,135	$11,553		$388	$81

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$83,049,893	$—	$83,049,893
Money Market Funds	2,500,135	—	—	2,500,135

	$2,500,135	$83,049,893	$—	$85,550,028

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

August 31, 2019

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$26,070,825	$83,049,893
Affiliated(c)	6,053,176	2,500,135
Cash	971	9
Receivables:
Investments sold	438,822	2,403,867
Securities lending income — Affiliated	2,702	632
Dividends	1,983	926
Interest	443,907	872,437

Total assets	33,012,386	88,827,899

LIABILITIES
Collateral on securities loaned, at value	4,720,250	2,039,920
Payables:
Investments purchased	664,551	2,026,821
Investment advisory fees	8,115	12,352

Total liabilities	5,392,916	4,079,093

NET ASSETS	$27,619,470	$84,748,806

NET ASSETS CONSIST OF:
Paid-in capital	$27,502,668	$76,136,902
Accumulated earnings	116,802	8,611,904

NET ASSETS	$27,619,470	$84,748,806

Shares outstanding	550,000	1,600,000

Net asset value	$50.22	$52.97

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$4,550,358	$1,981,082
(b) Investments, at cost — Unaffiliated	$25,598,483	$76,442,840
(c) Investments, at cost — Affiliated	$6,052,523	$2,499,352

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statement of Operations  (unaudited)

Six Months Ended August 31, 2019

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$6,323	$6,738
Interest — Unaffiliated	648,852	1,898,409
Securities lending income — Affiliated — net	11,208	4,815
Other income — Unaffiliated	501	425

Total investment income	666,884	1,910,387

EXPENSES
Investment advisory fees	37,032	86,070

Total expenses	37,032	86,070

Net investment income	629,852	1,824,317

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(182,983)	2,366,047
Investments — Affiliated	340	388

Net realized gain (loss)	(182,643)	2,366,435

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	627,661	6,101,667
Investments — Affiliated	(173)	81

Net change in unrealized appreciation (depreciation)	627,488	6,101,748

Net realized and unrealized gain	444,845	8,468,183

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,074,697	$10,292,500

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Edge High Yield Defensive Bond ETF		iShares Edge Investment Grade Enhanced Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$629,852	$921,173	$1,824,317	$2,048,482
Net realized gain (loss)	(182,643)	(242,182)	2,366,435	(588,079)
Net change in unrealized appreciation (depreciation)	627,488	(60,782)	6,101,748	761,703

Net increase in net assets resulting from operations	1,074,697	618,209	10,292,500	2,222,106

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(601,517)	(907,184)	(1,853,034)	(1,810,365)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	9,984,377	4,953,507	(20,338,808)	86,465,770

NET ASSETS
Total increase (decrease) in net assets	10,457,557	4,664,532	(11,899,342)	86,877,511
Beginning of period	17,161,913	12,497,381	96,648,148	9,770,637

End of period	$27,619,470	$17,161,913	$84,748,806	$96,648,148

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge High Yield Defensive Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Period From 07/11/17 (a) to 02/28/18

Net asset value, beginning of period	$49.03		$49.99	$49.90

Net investment income(b)	1.48		2.92	1.78
Net realized and unrealized gain (loss)(c)	1.16		(0.98)	(0.11)

Net increase from investment operations	2.64		1.94	1.67

Distributions(d)
From net investment income	(1.45)		(2.90)	(1.58)

Total distributions	(1.45)		(2.90)	(1.58)

Net asset value, end of period	$50.22		$49.03	$49.99

Total Return
Based on net asset value	5.51	%(e)	4.08%	3.35	%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35	%(f)

Net investment income	5.95	%(f)	5.99%	5.55	%(f)

Supplemental Data
Net assets, end of period (000)	$27,619		$17,162	$12,497

Portfolio turnover rate(g)	24	%(e)	59%	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge Investment Grade Enhanced Bond ETF
	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Period From 07/11/17(a) to 02/28/18

Net asset value, beginning of period	$48.32		$48.85	$49.90

Net investment income(b)	0.96		1.88	1.05
Net realized and unrealized gain (loss)(c)	4.63		(0.69)	(1.16)

Net increase (decrease)from investment operations	5.59		1.19	(0.11)

Distributions(d)
From net investment income	(0.94)		(1.72)	(0.94)

Total distributions	(0.94)		(1.72)	(0.94)

Net asset value, end of period	$52.97		$48.32	$48.85

Total Return
Based on net asset value	11.68	%(e)	2.54%	(0.23	)%(e)

Ratios to Average Net Assets
Total expenses	0.18%(f)		0.18%	0.18%(f)

Net investment income	3.82	%(f)	3.95%	3.29	%(f)

Supplemental Data
Net assets, end of period (000)	$84,749		$96,648	$9,771

Portfolio turnover rate(g)	43	%(e)	63%	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge High Yield Defensive Bond	Diversified
Edge Investment Grade Enhanced Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
Edge High Yield Defensive Bond	$20,309,989
Edge Investment Grade Enhanced Bond	98,821,458

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1–Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge High Yield Defensive Bond
Barclays Bank PLC	$616,293	$616,293	$—	$—
BofA Securities, Inc.	541,494	541,494	—	—
Citadel Clearing LLC	664,101	664,101	—	—
Credit Suisse Securities (USA) LLC	121,288	121,288	—	—
JPMorgan Securities LLC	1,779,572	1,779,572	—	—
Morgan Stanley & Co. LLC	805,744	805,744	—	—
TD Prime Services LLC	21,866	21,866	—	—

	$4,550,358	$4,550,358	$—	$—

Edge Investment Grade Enhanced Bond
Barclays Bank PLC	$116,876	$116,876	$—	$—
Credit Suisse Securities (USA) LLC	55,067	55,067	—	—
Jefferies LLC	76,384	76,384	—	—
JPMorgan Securities LLC	689,230	689,230	—	—
Morgan Stanley & Co. LLC	299,580	299,580	—	—
TD Prime Services LLC	333,664	333,664	—	—
Wells Fargo Securities LLC	410,281	410,281	—	—

	$1,981,082	$1,981,082	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge High Yield Defensive Bond	0.35%
Edge Investment Grade Enhanced Bond	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge High Yield Defensive Bond	$ 3,048
Edge Investment Grade Enhanced Bond	1,832

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Edge High Yield Defensive Bond	$ 13,597,294	$ 4,775,126
Edge Investment Grade Enhanced Bond	40,790,823	61,112,211

There were no in-kind transactions for the six months ended August 31, 2019.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge High Yield Defensive Bond	$ 253,339
Edge Investment Grade Enhanced Bond	522,370

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge High Yield Defensive Bond	$ 31,660,154	$ 686,739	$ (222,892)	$ 463,847
Edge Investment Grade Enhanced Bond	79,013,009	6,612,643	(75,624)	6,537,019

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Edge High Yield Defensive Bond Shares sold	200,000	$ 9,984,377	100,000	$ 4,953,507

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Edge Investment Grade Enhanced Bond
Shares sold	300,000	$ 15,422,783	1,800,000	$86,465,770
Shares redeemed	(700,000)	(35,761,591)	—	—

Net increase (decrease)	(400,000)	$(20,338,808)	1,800,000	$86,465,770

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Board Review and Approval of Investment Advisory Contract

iShares Edge High Yield Defensive Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (unaudited) (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Edge Investment Grade Enhanced Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	29

Board Review and Approval of Investment Advisory Contract  (unaudited) (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (unaudited) (continued)

revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	31

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge High Yield Defensive Bond(a)	$ 1.378061	$ —	$ 0.072836	$ 1.450897	95%	—%	5%	100%
Edge Investment Grade Enhanced Bond(a)	0.929674	—	0.009676	0.939350	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	33

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

       iShares Trust

▶	iShares ESG 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ

▶	iShares ESG USD Corporate Bond ETF | SUSC | NASDAQ

▶	iShares ESG U.S. Aggregate Bond ETF | EAGG | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of August 31, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.42%	6.71%	3.34%	6.71%	7.29%
Fund Market	4.41	6.64	3.46	6.64	7.57
Index	4.44	6.76	3.53	6.76	7.69

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,044.20	$0.62		$1,000.00	$1,024.50	$0.61		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.3%
Aa	14.9
A	34.4
Baa	44.0
Ba	2.0
Not Rated	2.4

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
0-1 Year	0.2%
1-2 Years	23.1
2-3 Years	28.7
3-4 Years	29.6
4-5 Years	17.6
5-6 Years	0.7
9-10 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of August 31, 2019	iShares® ESG USD Corporate Bond ETF

Investment Objective

The iShares ESG USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Dollar denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	11.07%	13.29%	6.11%	13.29%	13.56%
Fund Market	10.82	13.16	6.19	13.16	13.74
Index	11.10	13.34	6.32	13.34	13.99

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,110.70	$0.96		$1,000.00	$1,024.20	$0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.8%
Aa	8.9
A	35.0
Baa	49.1
Ba	2.5
Not Rated	1.7

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-5 Years	34.8%
5-10 Years	29.4
10-15 Years	2.8
15-20 Years	7.3
More than 20 Years	25.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of August 31, 2019	iShares® ESG U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while exhibiting risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg Barclays MSCI US Aggregate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	8.03%	11.76%
Fund Market	8.14	11.98
Index	8.03	11.70

The inception date of the Fund was 10/18/18. The first day of secondary market trading was 10/23/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/19)	Ending Account Value (08/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,080.30	$0.47		$1,000.00	$1,024.70	$0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	66.8%
Corporate Bonds & Notes	29.0
Foreign Government Obligations	3.1
Collaterized Mortgage Obligations	0.9
Municipal Debt Obligations	0.2

ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	71.6%
Aa	2.3
A	9.1
Baa	15.3
Ba	0.6
Not Rated	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of August 31, 2019 (Continued)	iShares® MSCI Denmark ETF

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 1.1%
WPP Finance 2010
3.63%, 09/07/22	$360	$372,283
4.75%, 11/21/21	903	948,800

		1,321,083

Aerospace & Defense — 1.7%
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	1,155	1,174,716
3.20%, 03/15/24 (Call 01/15/24)	260	270,356
3.70%, 12/15/23 (Call 09/15/23)	644	681,435

		2,126,507

Agriculture — 1.3%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)(a)	1,222	1,238,607
3.50%, 11/24/20(a)	175	177,238
4.35%, 03/15/24 (Call 02/15/24)(a)	165	175,615

		1,591,460

Airlines — 0.3%
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	375	389,865

Apparel — 0.4%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	61	61,950
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	137	137,730
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	320	328,250

		527,930

Auto Manufacturers — 2.2%
American Honda Finance Corp.
1.65%, 07/12/21	280	278,298
1.70%, 09/09/21(a)	410	407,979
2.45%, 09/24/20	405	406,920
2.90%, 02/16/24	35	36,301
3.55%, 01/12/24	90	95,976
3.63%, 10/10/23(a)	145	154,345
Ford Motor Credit Co. LLC
3.10%, 05/04/23	275	272,442
4.14%, 02/15/23 (Call 01/15/23)	50	51,207
4.38%, 08/06/23	250	258,692
5.58%, 03/18/24 (Call 02/18/24)	225	241,749
General Motors Co., 4.88%, 10/02/23	40	42,980
General Motors Financial Co. Inc.
3.70%, 05/09/23 (Call 03/09/23)	85	87,204
3.95%, 04/13/24 (Call 02/13/24)	140	144,679
4.15%, 06/19/23 (Call 05/19/23)	111	115,942
4.25%, 05/15/23	40	41,888
5.10%, 01/17/24 (Call 12/17/23)	45	48,635

		2,685,237

Auto Parts & Equipment — 0.0%
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	33	34,810

Banks — 30.5%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	50,263
2.63%, 05/19/22	100	101,929
2.63%, 11/09/22	250	255,130
2.70%, 11/16/20	750	756,397
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	1,250	1,260,200
Banco Santander SA
3.13%, 02/23/23	60	61,336
3.85%, 04/12/23(a)	100	104,519

Security	Par (000)	Value
Banks (continued)
Bank of America Corp.
3.46%, 03/15/25 (Call 03/15/24)(b)	$180	$189,367
3.55%, 03/05/24 (Call 03/05/23)(b)	220	229,981
3.86%, 07/23/24 (Call 07/23/23)(b)	115	122,137
4.20%, 08/26/24	50	53,914
Bank of Montreal
1.90%, 08/27/21	470	469,911
2.35%, 09/11/22	325	329,374
2.50%, 06/28/24	600	608,682
2.55%, 11/06/22 (Call 10/06/22)	315	320,998
4.34%, 10/05/28 (Call 10/05/23)(b)	80	85,182
Series E, 3.30%, 02/05/24	295	309,195
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	425	428,009
2.66%, 05/16/23 (Call 05/16/22)(a)(b)	427	434,092
3.45%, 08/11/23	25	26,345
3.50%, 04/28/23	390	410,561
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	139	148,263
Bank of Nova Scotia (The)
2.35%, 10/21/20	260	261,196
2.45%, 03/22/21(a)	452	455,214
2.45%, 09/19/22	211	214,463
2.70%, 03/07/22	550	560,549
2.80%, 07/21/21(a)	605	614,281
3.40%, 02/11/24	85	89,466
4.38%, 01/13/21	105	108,353
4.65%, (Call 10/12/22)(b)(c)	85	83,873
Barclays PLC
3.93%, 05/07/25 (Call 05/07/24)(b)	200	205,594
4.34%, 05/16/24 (Call 05/16/23)(b)	185	192,733
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	625	634,562
3.50%, 06/11/21 (Call 05/11/21)	1,025	1,044,188
BNP Paribas SA, 3.25%, 03/03/23	205	213,518
BPCE SA
2.65%, 02/03/21	325	327,385
2.75%, 12/02/21	480	486,667
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	840	855,019
3.10%, 04/02/24	145	150,416
3.50%, 09/13/23	870	920,399
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(b)	325	330,769
3.35%, 04/24/25 (Call 04/24/24)(b)	65	67,842
3.38%, 03/01/23(a)	140	145,664
3.50%, 05/15/23	211	219,406
4.04%, 06/01/24 (Call 06/01/23)(b)	165	175,580
Comerica Bank, 2.50%, 06/02/20	50	50,114
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	640	676,186
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	500	502,225
2.55%, 03/15/21	350	352,828
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	125	131,203
Deutsche Bank AG/London, 3.70%, 05/30/24	150	149,576
Deutsche Bank AG/New York NY
3.30%, 11/16/22	280	278,242
3.95%, 02/27/23	200	202,392
Discover Bank, 4.68%, 08/09/28 (Call 08/09/23)(b)	50	52,259
Goldman Sachs Group Inc. (The)
2.91%, 07/24/23 (Call 07/24/22)(b)	45	45,717

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.00%, 04/26/22 (Call 04/26/21)	$465	$471,073
3.20%, 02/23/23 (Call 01/23/23)(a)	160	165,245
3.63%, 01/22/23	200	209,326
3.63%, 02/20/24 (Call 01/20/24)	265	279,676
4.00%, 03/03/24	150	161,125
5.25%, 07/27/21	446	471,199
5.75%, 01/24/22	603	652,760
HSBC Holdings PLC, 3.80%, 03/11/25 (Call 03/11/24)(b)	260	271,606
ING Groep NV
3.15%, 03/29/22	339	347,217
3.55%, 04/09/24(a)	100	104,834
4.10%, 10/02/23	160	170,990
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	450	482,512
JPMorgan Chase &Co., 4.02%, 12/05/24 (Call 12/05/23)(b)	54	58,039
Lloyds Banking Group PLC, 4.05%, 08/16/23	75	78,716
Mizuho Financial Group Inc.
2.95%, 02/28/22	455	463,031
3.55%, 03/05/23(a)	50	52,233
Morgan Stanley
2.63%, 11/17/21	311	313,880
2.75%, 05/19/22	390	396,622
3.13%, 01/23/23	258	266,062
3.74%, 04/24/24 (Call 04/24/23)(b)	336	353,126
3.75%, 02/25/23	305	320,796
4.88%, 11/01/22	180	193,597
5.50%, 07/28/21	370	392,685
Series F, 3.88%, 04/29/24	60	64,375
National Australia Bank Ltd./New York
1.88%, 07/12/21	525	524,333
2.50%, 05/22/22	245	248,496
2.63%, 01/14/21(a)	150	151,267
2.80%, 01/10/22	100	102,015
Northern Trust Corp.
2.38%, 08/02/22	495	501,653
3.38%, 08/23/21	400	411,112
3.45%, 11/04/20	325	330,447
PNC Financial Services Group Inc. (The), 3.50%, 01/23/24 (Call 12/23/23)	600	637,590
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	350	360,608
6.00%, 12/19/23	313	340,084
6.10%, 06/10/23	257	278,693
6.13%, 12/15/22	125	134,934
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22) .	535	549,584
Santander UK Group Holdings PLC, 3.37%, 01/05/24 (Call 01/05/23)(b)	250	253,672
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	400	398,100
2.63%, 03/15/21	250	252,120
2.80%, 03/11/22	250	254,435
State Street Corp.
1.95%, 05/19/21	1,070	1,070,332
2.65%, 05/15/23 (Call 05/15/22)(b)	399	405,452
3.10%, 05/15/23	354	367,077
4.38%, 03/07/21	400	414,372
Sumitomo Mitsui Financial Group Inc.
2.78%, 10/18/22	130	132,426
3.10%, 01/17/23	418	431,740
SVB Financial Group, 5.38%, 09/15/20	600	618,240

Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
1.80%, 07/13/21	$222	$221,469
2.13%, 04/07/21	592	593,812
2.65%, 06/12/24	415	425,811
3.25%, 03/11/24	55	57,795
3.50%, 07/19/23(a)	685	726,196
Westpac Banking Corp.
2.00%, 08/19/21	292	292,067
2.10%, 05/13/21(a)	551	552,383
2.50%, 06/28/22	70	71,093
2.60%, 11/23/20	280	282,024
2.75%, 01/11/23	241	247,543
2.80%, 01/11/22	430	438,901
3.30%, 02/26/24	85	89,667
3.65%, 05/15/23(a)	120	127,158

		37,589,090

Beverages — 4.1%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	305	307,745
3.30%, 02/01/23 (Call 12/01/22)	306	318,353
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	50	50,726
3.50%, 01/12/24 (Call 12/12/23)(a)	185	195,852
Coca-Cola European Partners PLC, 3.50%, 09/15/20	250	252,755
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	396	405,227
3.50%, 09/18/23 (Call 08/18/23)	550	580,750
Diageo Investment Corp., 2.88%, 05/11/22	365	374,391
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	637	634,821
2.25%, 05/02/22 (Call 04/02/22)	180	182,027
2.75%, 03/05/22	629	646,694
2.75%, 03/01/23	455	470,120
3.00%, 08/25/21	275	281,182
3.10%, 07/17/22 (Call 05/17/22)	300	310,248

		5,010,891

Biotechnology —0.7%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	370	393,491
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	140	142,408
3.70%, 04/01/24 (Call 01/01/24)	375	398,659

		934,558

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21	85	88,689

Chemicals — 2.4%
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	300	322,980
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	560	565,488
3.25%, 01/14/23 (Call 11/14/22)	440	457,556
4.35%, 12/08/21	553	581,026
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	270	277,152
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	315	322,459
3.75%, 11/15/21 (Call 08/15/21)	190	194,512
4.25%, 11/15/23 (Call 08/15/23)	45	47,421
Sasol Financing International Ltd., 4.50%, 11/14/22	20	20,541

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	$160	$162,554

		2,951,689

Commercial Services — 1.2%
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	100	104,248
4.13%, 08/01/23 (Call 07/01/23)	255	269,000
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	378	387,529
3.50%, 03/16/23 (Call 02/16/23)	760	791,335

		1,552,112

Computers — 4.2%
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(d)	150	156,476
4.42%, 06/15/21 (Call 05/15/21)(d)	322	331,792
5.45%, 06/15/23 (Call 04/15/23)(d)	260	282,893
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	865	877,058
4.40%, 10/15/22 (Call 08/15/22)	235	248,827
HP Inc.
3.75%, 12/01/20	498	506,416
4.30%, 06/01/21	7	7,254
4.38%, 09/15/21	90	93,758
4.65%, 12/09/21	93	98,041
International Business Machines Corp.
1.88%, 08/01/22	250	249,355
2.25%, 02/19/21	200	200,786
2.50%, 01/27/22	450	455,756
2.88%, 11/09/22	435	446,201
2.90%, 11/01/21	100	101,813
3.00%, 05/15/24	600	623,886
3.63%, 02/12/24	100	106,467
Seagate HDD Cayman
4.75%, 06/01/23	253	263,785
4.88%, 03/01/24 (Call 01/01/24)	85	88,622

		5,139,186

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.
1.95%, 02/01/23	235	237,018
2.10%, 05/01/23	200	202,224
3.25%, 03/15/24	250	266,580
Procter &Gamble Co. (The)
2.15%, 08/11/22	739	748,607
3.10%, 08/15/23	475	501,396

		1,955,825

Diversified Financial Services — 4.5%
Air Lease Corp., 4.25%, 02/01/24 (Call 01/01/24)	20	21,343
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	20	20,911
4.40%, 09/25/23 (Call 08/25/23)	20	21,046
5.00%, 04/01/23(a)	110	117,589
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	418	423,781
2.65%, 12/02/22	225	229,507
3.40%, 02/27/23 (Call 01/27/23)	375	391,387
3.40%, 02/22/24 (Call 01/22/24)(a)	241	253,843
3.70%, 08/03/23 (Call 07/03/23)	200	211,944
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	592	594,771
2.70%, 03/03/22 (Call 01/31/22)	345	351,617

Security	Par (000)	Value
Diversified Financial Services (continued)
Series F, 2.60%, 09/14/20 (Call 08/14/20)	$188	$188,989
BGC Partners Inc., 5.38%, 07/24/23	50	53,623
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	86	91,840
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	900	893,853
International Lease Finance Corp.
5.88%, 08/15/22	95	104,295
8.63%, 01/15/22	111	126,561
Invesco Finance PLC, 4.00%, 01/30/24	220	234,065
Mastercard Inc., 3.38%, 04/01/24	90	96,106
Visa Inc., 2.15%, 09/15/22 (Call 08/15/22)	410	414,690
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	558	574,640
4.25%, 06/09/23 (Call 05/09/23)	180	190,915

		5,607,316

Electric — 5.6%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	295	312,874
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	25	25,565
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	70	73,695
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	20	21,150
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	246	263,867
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	80	80,003
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	265	270,761
Series K, 2.75%, 03/15/22 (Call 02/15/22)	357	362,780
Series N, 3.80%, 12/01/23 (Call 11/01/23)	158	168,347
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	170	170,213
5.15%, 12/01/20 (Call 09/01/20)	93	95,685
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	302	310,338
4.00%, 10/01/20 (Call 07/01/20)	128	129,740
4.25%, 06/15/22 (Call 03/15/22)	342	359,432
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	460	472,728
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)(a)	335	342,688
3.15%, 04/01/24 (Call 03/01/24)	221	229,926
4.50%, 06/01/21 (Call 03/01/21)	275	284,229
Series H, 3.34%, 09/01/20	680	687,330
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	200	203,920
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	85	85,541
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	115	118,272
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	60	63,097
Sempra Energy
2.85%, 11/15/20 (Call 10/15/20)	250	251,878
3.55%, 06/15/24 (Call 03/15/24)	265	277,908
4.05%, 12/01/23 (Call 09/01/23)	94	100,077
UIL Holdings Corp., 4.63%, 10/01/20	500	511,495
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	170	170,721
2.60%, 03/15/22 (Call 02/15/22)	450	454,923

		6,899,183

Electronics — 2.0%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	485	497,479

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electronics (continued)
3.88%, 07/15/23 (Call 04/15/23)	$270	$285,053
5.00%, 07/15/20	160	163,835
Flex Ltd., 5.00%, 02/15/23	214	228,775
Honeywell International Inc., 1.85%, 11/01/21 (Call 10/01/21)	670	668,894
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)(a)	252	258,658
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	193	203,024
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	107	110,061

		2,415,779

Food — 2.4%
Campbell Soup Co.
2.50%, 08/02/22	100	100,524
3.65%, 03/15/23 (Call 02/15/23)	454	473,318
4.25%, 04/15/21	245	252,433
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	250	253,165
3.15%, 12/15/21 (Call 09/15/21)	716	730,549
3.70%, 10/17/23 (Call 09/17/23)(a)	385	407,141
Kellogg Co.
2.65%, 12/01/23	260	264,415
3.13%, 05/17/22	140	143,516
4.00%, 12/15/20	169	172,804
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	155	161,056

		2,958,921

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	50	52,088
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	25	26,748

		78,836

Health Care - Products — 0.2%
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	227	230,721

Health Care - Services — 0.6%
HCA Inc.
4.75%, 05/01/23	116	124,656
5.00%, 03/15/24	329	360,258
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	256	274,939

		759,853

Household Products & Wares — 0.2%
Clorox Co. (The), 3.80%, 11/15/21	300	309,465

Housewares — 0.1%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	143	147,822

Insurance — 1.8%
AEGON Funding Co. LLC, 5.75%, 12/15/20	205	214,422
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23)(b)	95	101,082
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	365	383,484
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	285	289,452
3.50%, 06/03/24 (Call 03/03/24)	11	11,595
3.88%, 03/15/24 (Call 02/15/24)	200	214,676
4.80%, 07/15/21 (Call 04/15/21)	313	325,955
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24)(b)	105	108,972
5.63%, 06/15/43 (Call 06/15/23)(a)(b)	80	85,651
5.88%, 09/15/42 (Call 09/15/22)(b)	49	52,430
Sompo International Holdings Ltd., 4.70%, 10/15/22	375	396,277

		2,183,996

Lodging — 0.4%
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	500	533,100

Security	Par (000)	Value
Machinery — 2.9%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	$360	$358,200
1.93%, 10/01/21	165	164,682
2.40%, 06/06/22	138	139,710
2.55%, 11/29/22	120	122,178
2.85%, 06/01/22	51	52,240
2.85%, 05/17/24	15	15,584
3.30%, 06/09/24	250	264,300
Caterpillar Inc., 3.90%, 05/27/21	262	271,013
CNH Industrial Capital LLC
3.88%, 10/15/21	170	174,202
4.20%, 01/15/24	75	79,482
4.38%, 11/06/20	100	102,071
4.38%, 04/05/22	325	340,694
4.88%, 04/01/21	272	282,029
CNH Industrial NV, 4.50%, 08/15/23	230	245,916
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	437	465,138
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	25	25,555
4.00%, 11/15/23 (Call 08/15/23)	37	38,157
John Deere Capital Corp., 2.65%, 06/24/24	165	169,957
Xylem Inc./NY, 4.88%, 10/01/21	233	245,461

		3,556,569

Manufacturing — 2.0%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,197	1,192,499
2.00%, 06/26/22	415	417,436
2.25%, 03/15/23 (Call 02/15/23)	215	217,974
3.25%, 02/14/24 (Call 01/14/24)(a)	230	242,698
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	355	379,719

		2,450,326

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	325	342,856
4.50%, 02/01/24 (Call 01/01/24)	30	32,270
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	270	275,659

		650,785

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	81	90,198
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)(a)	50	53,085

		143,283

Oil & Gas — 2.9%
BP Capital Markets America Inc., 3.22%, 04/14/24 (Call 02/14/24)	100	104,519
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	183	184,616
3.80%, 09/15/23 (Call 06/15/23)	180	185,999
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	100	100,953
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	295	302,292
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)(a)	230	219,926
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	175	178,927
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	100	105,665
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	306	308,549
Newfield Exploration Co., 5.63%, 07/01/24	100	110,223
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	325	335,965
Total Capital International SA
2.70%, 01/25/23	265	271,262

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
2.75%, 06/19/21	$171	$173,642
2.88%, 02/17/22(a)	605	619,526
3.70%, 01/15/24	105	112,346
Total Capital SA
4.13%, 01/28/21	150	154,499
4.25%, 12/15/21	65	68,266

		3,537,175

Oil & Gas Services — 1.6%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)(a)	460	465,800
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	1,155	1,175,155
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	340	340,272
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	11	11,239

		1,992,466

Pharmaceuticals — 3.5%
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	475	498,992
Bristol-Myers Squibb Co., 2.90%, 07/26/24 (Call 06/26/24)(d)	200	207,458
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)(a)	786	791,007
3.08%, 06/15/24 (Call 04/15/24)	55	55,845
3.20%, 03/15/23	315	323,061
4.63%, 12/15/20	85	87,554
Cigna Corp., 3.75%, 07/15/23 (Call 06/15/23)	160	168,285
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	293	306,296
4.00%, 12/05/23 (Call 09/05/23)	161	170,940
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	145	148,187
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	929	960,865
3.45%, 11/13/20 (Call 10/13/20)	590	598,272

		4,316,762

Pipelines — 1.2%
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	35	35,960
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)	184	190,444
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	144	169,383
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	794	813,397
5.00%, 09/15/23 (Call 06/15/23)	222	241,543

		1,450,727

Real Estate Investment Trusts — 1.6%
American Tower Corp.
3.00%, 06/15/23	248	254,669
3.50%, 01/31/23	278	289,253
5.00%, 02/15/24	45	49,968
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	125	132,746
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)	20	20,919
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	179	191,353
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	235	245,704
4.40%, 02/15/24 (Call 11/15/23)	218	235,669
4.75%, 10/01/20 (Call 07/01/20)	225	229,730
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	20	20,444

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	$215	$232,585
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)	35	36,020

		1,939,060

Retail — 1.9%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	935	972,419
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	377	385,969
2.70%, 04/01/23 (Call 01/01/23)	128	132,237
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	204	200,426
3.63%, 06/01/24 (Call 03/01/24)	50	49,330
3.88%, 01/15/22 (Call 10/15/21)	55	55,780
4.38%, 09/01/23 (Call 06/01/23)	25	25,568
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	434	446,126
QVC Inc., 4.85%, 04/01/24	30	31,790

		2,299,645

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	95	98,401

Semiconductors — 2.3%
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	557	555,346
2.35%, 05/11/22 (Call 04/11/22)	160	162,085
2.70%, 12/15/22	160	164,677
2.88%, 05/11/24 (Call 03/11/24)	175	182,495
3.10%, 07/29/22	150	155,550
3.30%, 10/01/21	513	528,616
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	35	36,909
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	126	134,190
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	573	574,788
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	70	70,065
2.63%, 05/15/24 (Call 03/15/24)	295	304,177

		2,868,898

Software — 2.9%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	11	11,374
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)(a)	145	147,865
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	920	916,890
2.00%, 11/03/20 (Call 10/03/20)	131	131,291
2.38%, 02/12/22 (Call 01/12/22)	615	624,846
2.38%, 05/01/23 (Call 02/01/23)	210	214,778
2.40%, 02/06/22 (Call 01/06/22)	539	548,179
2.88%, 02/06/24 (Call 12/06/23)	220	230,318
3.63%, 12/15/23 (Call 09/15/23)(a)	60	64,435
4.00%, 02/08/21	43	44,398
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	355	372,022
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	253	256,608

		3,563,004

Telecommunications — 2.5%
AT&T Inc.
3.40%, 06/15/22	179	184,384
4.00%, 01/15/22	280	292,351
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	85	91,510
Motorola Solutions Inc.
3.50%, 03/01/23	140	144,350

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
Telecommunications (continued)
3.75%, 05/15/22	$175	$181,002
Orange SA, 4.13%, 09/14/21	1,000	1,039,750
Telefonica Emisiones SA, 5.46%, 02/16/21(a)	295	308,694
Vodafone Group PLC
2.50%, 09/26/22	540	546,717
3.75%, 01/16/24	285	300,926

		3,089,684

Transportation — 1.6%
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	75	77,010
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	20	21,369
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	420	423,536
2.80%, 03/01/22 (Call 02/01/22)	235	238,401
2.88%, 09/01/20 (Call 08/01/20)	120	120,623
3.40%, 03/01/23 (Call 02/01/23)	33	34,264
3.45%, 11/15/21 (Call 10/15/21)	175	179,242
3.65%, 03/18/24 (Call 02/18/24)	415	439,095
3.75%, 06/09/23 (Call 05/09/23)	66	69,536
3.88%, 12/01/23 (Call 11/01/23)	75	79,871
United Parcel Service Inc., 2.35%, 05/16/22 (Call 04/16/22)	340	343,543

		2,026,490

Total Corporate Bonds & Notes — 97.3% (Cost: $117,402,213)		120,007,199

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(e)(f)(g)	6,262	6,264,915

Security	Shares (000)	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(e)(f)	2,879	$2,879,000

		9,143,915

Total Short-Term Investments — 7.4% (Cost: $9,142,917)		9,143,915

Total Investments in Securities — 104.7% (Cost: $126,545,130)		129,151,114

Other Assets, Less Liabilities — (4.7)%		(5,790,488)

Net Assets — 100.0%		$123,360,626

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,545	1,717	6,262	$6,264,915	$5,544	(b)	$(75)	$424
BlackRock Cash Funds: Treasury, SL Agency Shares	1,497	1,382	2,879	2,879,000	17,124		—	—

				$9,143,915	$22,668		$(75)	$424

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
August 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$120,007,199	$—	$120,007,199
Money Market Funds	9,143,915	—	—	9,143,915

	$9,143,915	$120,007,199	$—	$129,151,114

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 1.1%
WPP Finance 2010
3.63%, 09/07/22	$150	$155,118
3.75%, 09/19/24	130	135,827
4.75%, 11/21/21	205	215,397

		506,342

Aerospace & Defense — 1.8%
Embraer Netherlands Finance BV
5.05%, 06/15/25	5	5,478
5.40%, 02/01/27	45	50,919
L3Harris Technologies Inc., 5.05%, 04/27/45 (Call 10/27/44)	10	12,802
Raytheon Co.
4.88%, 10/15/40	5	6,435
7.20%, 08/15/27	50	67,225
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	142	144,424
3.20%, 03/15/24 (Call 01/15/24)	220	228,763
3.50%, 03/15/27 (Call 12/15/26)	30	32,286
4.35%, 04/15/47 (Call 10/15/46)	30	35,447
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	10,973
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	5	5,536
4.05%, 05/04/47 (Call 11/04/46)	10	11,534
4.50%, 06/01/42	45	54,166
4.63%, 11/16/48 (Call 05/16/48)	15	18,943
5.40%, 05/01/35	5	6,398
5.70%, 04/15/40	5	6,779
6.05%, 06/01/36	5	6,805
6.13%, 07/15/38	25	35,038
7.50%, 09/15/29	55	77,906

		817,857

Agriculture — 1.0%
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	10	11,283
4.02%, 04/16/43	5	5,769
5.38%, 09/15/35	5	6,544
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	40	39,981
3.50%, 11/24/20(a)	250	253,197
3.75%, 09/25/27 (Call 06/25/27)	50	51,513
4.35%, 03/15/24 (Call 02/15/24)	88	93,661

		461,948

Airlines — 0.2%
Delta Air Lines Inc.
3.80%, 04/19/23 (Call 03/19/23)	25	25,991
4.38%, 04/19/28 (Call 01/19/28)	35	37,718
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	10	10,284

		73,993

Apparel — 0.5%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	115	116,791
2.38%, 11/01/26 (Call 08/01/26)	60	61,695
3.63%, 05/01/43 (Call 11/01/42)	15	16,814
3.88%, 11/01/45 (Call 05/01/45)	15	17,469
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	10	10,310

		223,079

Security	Par (000)	Value
Auto Manufacturers — 0.8%
American Honda Finance Corp.
2.30%, 09/09/26	$65	$65,397
3.50%, 02/15/28	50	54,612
Daimler Finance North America LLC, 8.50%, 01/18/31	50	74,898
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	20	20,547
4.75%, 01/15/43	25	22,500
5.29%, 12/08/46 (Call 06/08/46)	30	28,783
6.63%, 10/01/28	10	11,330
7.40%, 11/01/46	5	5,912
7.45%, 07/16/31	15	17,721
General Motors Co.
5.20%, 04/01/45	5	5,069
5.40%, 04/01/48 (Call 10/01/47)	5	5,170
5.95%, 04/01/49 (Call 10/01/48)	25	27,817
6.25%, 10/02/43	30	33,688
6.60%, 04/01/36 (Call 10/01/35)	15	17,360

		390,804

Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	10	10,014
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)(a)	10	10,548

		20,562

Banks — 19.2%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	250	251,312
2.55%, 11/23/21	100	101,209
2.63%, 05/19/22	150	152,893
2.70%, 11/16/20	30	30,256
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	300	302,448
Bank of America Corp.
3.00%, 12/20/23 (Call 12/20/22)(b)	15	15,390
3.42%, 12/20/28 (Call 12/20/27)(b)	50	52,851
3.71%, 04/24/28 (Call 04/24/27)(b)	40	43,089
3.82%, 01/20/28 (Call 01/20/27)(b)	60	64,922
3.95%, 01/23/49 (Call 01/23/48)(b)	25	28,835
4.25%, 10/22/26	35	38,145
4.44%, 01/20/48 (Call 01/20/47)(b)	60	73,818
4.45%, 03/03/26	15	16,497
4.88%, 04/01/44	10	12,892
5.00%, 01/21/44	30	39,070
5.88%, 02/07/42	15	21,416
Series L, 3.95%, 04/21/25	50	53,336
Series L, 4.18%, 11/25/27 (Call 11/25/26)	4	4,348
Series L, 4.75%, 04/21/45	24	29,473
Bank of Montreal
2.35%, 09/11/22	55	55,740
2.55%, 11/06/22 (Call 10/06/22)	70	71,333
2.90%, 03/26/22	15	15,322
3.80%, 12/15/32 (Call 12/15/27)(b)	25	26,188
4.34%, 10/05/28 (Call 10/05/23)(b)	50	53,239
4.80%, (Call 08/25/24)(b)(c)	25	25,039
Bank of New York Mellon Corp. (The)
2.60%, 02/07/22 (Call 01/07/22)	10	10,155
3.25%, 05/16/27 (Call 02/16/27)	40	42,623
3.40%, 01/29/28 (Call 10/29/27)	15	16,284
3.44%, 02/07/28 (Call 02/07/27)(b)	75	80,549
3.85%, 04/28/28(a)	50	56,501
Bank of Nova Scotia (The)
2.70%, 03/07/22	25	25,480

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.80%, 07/21/21	$110	$111,687
4.50%, 12/16/25	71	77,881
4.65%, (Call 10/12/22)(b)(c)	15	14,801
Bank One Corp., 7.63%, 10/15/26	10	13,103
Barclays PLC
4.95%, 01/10/47	25	27,458
5.25%, 08/17/45	30	33,564
BB&T Corp., 3.05%, 06/20/22 (Call 05/20/22)	25	25,641
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)(a)	500	507,650
3.50%, 06/11/21 (Call 05/11/21)	100	101,872
3.88%, 04/10/25 (Call 03/10/25)	15	15,680
BPCE SA, 2.75%, 12/02/21	250	253,472
Branch Banking & Trust Co., 3.63%, 09/16/25 (Call 08/16/25)(a)	50	53,372
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	200	207,470
Citigroup Inc.
3.52%, 10/27/28 (Call 10/27/27)(b)	35	37,177
3.67%, 07/24/28 (Call 07/24/27)(b)	15	16,064
3.89%, 01/10/28 (Call 01/10/27)(b)	50	54,237
4.08%, 04/23/29 (Call 04/23/28)(b)	10	11,047
4.13%, 07/25/28(a)	20	21,778
4.28%, 04/24/48 (Call 04/24/47)(b)	10	12,084
4.45%, 09/29/27	50	55,021
4.60%, 03/09/26	50	55,121
4.65%, 07/30/45	30	37,377
4.65%, 07/23/48 (Call 06/23/48)	30	37,679
4.75%, 05/18/46	70	84,078
5.88%, 01/30/42	10	14,055
6.00%, 10/31/33	10	12,738
8.13%, 07/15/39	10	16,720
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	50	55,561
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20(a)	50	50,223
2.55%, 03/15/21	300	302,424
Cooperatieve Rabobank UA, 5.25%, 05/24/41	20	27,491
Deutsche Bank AG/London, 3.70%, 05/30/24	5	4,986
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	50	49,822
Fifth Third Bancorp., 8.25%, 03/01/38	25	38,798
Goldman Sachs Capital I, 6.35%, 02/15/34	20	26,062
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	50	52,474
3.63%, 01/22/23	5	5,233
3.63%, 02/20/24 (Call 01/20/24)	10	10,554
3.69%, 06/05/28 (Call 06/05/27)(b)	34	36,202
3.75%, 05/22/25 (Call 02/22/25)	10	10,665
3.75%, 02/25/26 (Call 11/25/25)	25	26,637
3.81%, 04/23/29 (Call 04/23/28)(a)(b)	10	10,752
3.85%, 01/26/27 (Call 01/26/26)	60	64,106
4.02%, 10/31/38 (Call 10/31/37)(b)	34	37,571
4.22%, 05/01/29 (Call 05/01/28)(a)(b)	50	55,315
4.25%, 10/21/25	25	27,009
4.41%, 04/23/39 (Call 04/23/38)(b)	20	23,010
4.75%, 10/21/45 (Call 04/21/45)	10	12,353
4.80%, 07/08/44 (Call 01/08/44)	50	61,605
5.15%, 05/22/45	20	24,304
6.25%, 02/01/41	15	21,271
6.45%, 05/01/36	10	13,294
6.75%, 10/01/37	60	82,033
HSBC Holdings PLC, 6.10%, 01/14/42	65	94,982
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	100	107,225

Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
3.78%, 02/01/28 (Call 02/01/27)(b)	$20	$21,760
3.90%, 01/23/49 (Call 01/23/48)(b)	75	86,252
3.96%, 11/15/48 (Call 11/15/47)(b)	5	5,785
4.03%, 07/24/48 (Call 07/24/47)(b)	5	5,751
4.13%, 12/15/26	35	38,523
4.25%, 10/01/27	10	11,151
4.26%, 02/22/48 (Call 02/22/47)(b)	70	84,925
4.85%, 02/01/44	9	11,634
4.95%, 06/01/45	30	38,471
5.50%, 10/15/40	30	41,140
5.60%, 07/15/41	5	6,956
5.63%, 08/16/43	25	34,286
6.40%, 05/15/38	25	36,339
Lloyds Banking Group PLC, 4.45%, 05/08/25	200	215,560
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	30	31,639
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	75	75,941
3.22%, 03/07/22	25	25,636
Morgan Stanley
2.75%, 05/19/22	25	25,425
3.13%, 07/27/26	20	20,754
3.59%, 07/22/28 (Call 07/22/27)(b)	20	21,288
3.63%, 01/20/27	10	10,705
3.77%, 01/24/29 (Call 01/24/28)(b)	10	10,787
3.88%, 01/27/26	25	27,030
3.95%, 04/23/27	35	37,433
3.97%, 07/22/38 (Call 07/22/37)(b)	35	39,124
4.00%, 07/23/25	35	37,965
4.30%, 01/27/45	35	41,389
4.35%, 09/08/26	15	16,404
4.38%, 01/22/47	50	60,538
5.00%, 11/24/25	15	16,923
6.38%, 07/24/42	15	22,301
7.25%, 04/01/32	30	43,419
Series F, 3.88%, 04/29/24	50	53,646
National Australia Bank Ltd./New York, 2.50%, 07/12/26	25	25,531
Northern Trust Corp.
2.38%, 08/02/22	206	208,769
3.38%, 08/23/21	125	128,472
3.38%, 05/08/32 (Call 05/08/27)(b)	30	31,255
3.95%, 10/30/25	90	98,996
Royal Bank of Canada
2.75%, 02/01/22	25	25,530
4.65%, 01/27/26(a)	35	39,011
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	80	86,922
6.10%, 06/10/23	75	81,331
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	85	87,317
4.40%, 07/13/27 (Call 04/14/27)	40	43,039
4.45%, 12/03/21 (Call 11/03/21)	25	26,070
4.50%, 07/17/25 (Call 04/17/25)	60	64,562
Santander UK PLC, 4.00%, 03/13/24	45	47,935
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	248,812
2.80%, 03/11/22(a)	100	101,774
State Street Corp.
2.65%, 05/19/26	25	25,760
3.10%, 05/15/23	10	10,369

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.30%, 12/16/24	$15	$15,849
3.55%, 08/18/25(a)	250	268,997
3.70%, 11/20/23	90	95,983
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	15	15,966
3.36%, 07/12/27	10	10,653
3.54%, 01/17/28	25	27,012
SVB Financial Group, 3.50%, 01/29/25	65	67,598
Toronto-Dominion Bank (The)
1.80%, 07/13/21	25	24,940
3.50%, 07/19/23	60	63,608
3.63%, 09/15/31 (Call 09/15/26)(b)	46	48,012
Westpac Banking Corp.
2.00%, 08/19/21	60	60,014
2.10%, 05/13/21(a)	195	195,489
2.60%, 11/23/20	85	85,615
2.85%, 05/13/26	65	67,892
3.35%, 03/08/27	75	80,970
3.40%, 01/25/28	75	81,887
4.11%, 07/24/34 (Call 07/24/29)(b)	25	26,338

		8,926,600

Beverages — 4.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	35	40,718
4.90%, 02/01/46 (Call 08/01/45)	55	65,553
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	10	10,199
3.30%, 02/01/23 (Call 12/01/22)	67	69,705
3.65%, 02/01/26 (Call 11/01/25)	75	80,422
3.70%, 02/01/24	25	26,673
4.63%, 02/01/44	9	10,287
4.70%, 02/01/36 (Call 08/01/35)(a)	25	28,933
4.90%, 02/01/46 (Call 08/01/45)	35	41,387
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22(a)	25	25,363
4.00%, 04/13/28 (Call 01/13/28)	30	33,316
4.15%, 01/23/25 (Call 12/23/24)	80	87,627
4.44%, 10/06/48 (Call 04/06/48)	5	5,678
4.60%, 04/15/48 (Call 10/15/47)	20	23,217
4.75%, 01/23/29 (Call 10/23/28)	110	128,349
4.75%, 04/15/58 (Call 10/15/57)	20	23,373
4.95%, 01/15/42	10	11,935
5.45%, 01/23/39 (Call 07/23/38)	5	6,370
5.55%, 01/23/49 (Call 07/23/48)	35	45,967
8.00%, 11/15/39	10	15,698
Coca-Cola Co. (The), 2.90%, 05/25/27	5	5,332
Constellation Brands Inc.
4.50%, 05/09/47 (Call 11/09/46)	20	22,776
5.25%, 11/15/48 (Call 05/15/48)	4	5,052
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)	245	250,708
Diageo Investment Corp., 2.88%, 05/11/22	210	215,403
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(a)	25	24,642
4.42%, 12/15/46 (Call 06/15/46)	15	16,178
4.50%, 11/15/45 (Call 05/15/45)	10	10,937
5.09%, 05/25/48 (Call 11/25/47)(a)	5	6,052
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	35	35,372
4.20%, 07/15/46 (Call 01/15/46)	25	25,454

Security	Par (000)	Value
Beverages (continued)
5.00%, 05/01/42	$10	$11,130
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	55	56,384
2.75%, 03/05/22	30	30,844
2.75%, 04/30/25 (Call 01/30/25)	35	36,594
2.85%, 02/24/26 (Call 11/24/25)	40	42,025
3.00%, 10/15/27 (Call 07/15/27)	10	10,716
3.45%, 10/06/46 (Call 04/06/46)	35	38,631
3.50%, 07/17/25 (Call 04/17/25)	40	43,241
3.60%, 03/01/24 (Call 12/01/23)	190	203,857
4.00%, 05/02/47 (Call 11/02/46)	15	18,042
4.45%, 04/14/46 (Call 10/14/45)	30	38,001

		1,928,141

Biotechnology —1.2%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	60	60,455
2.65%, 05/11/22 (Call 04/11/22)	15	15,224
2.70%, 05/01/22 (Call 03/01/22)	5	5,074
3.63%, 05/22/24 (Call 02/22/24)	10	10,635
4.40%, 05/01/45 (Call 11/01/44)	5	5,689
4.56%, 06/15/48 (Call 12/15/47)	9	10,497
4.66%, 06/15/51 (Call 12/15/50)	45	53,491
4.95%, 10/01/41	10	12,098
5.15%, 11/15/41 (Call 05/15/41)	10	12,290
6.38%, 06/01/37	5	6,814
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	20	21,689
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	20	23,990
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	5	5,421
3.90%, 02/20/28 (Call 11/20/27)	5	5,526
4.35%, 11/15/47 (Call 05/15/47)	10	12,081
4.55%, 02/20/48 (Call 08/20/47)	15	18,557
5.00%, 08/15/45 (Call 02/15/45)	20	25,729
5.25%, 08/15/43	5	6,316
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)(a)	35	36,356
3.50%, 02/01/25 (Call 11/01/24)	30	31,903
3.65%, 03/01/26 (Call 12/01/25)	10	10,751
3.70%, 04/01/24 (Call 01/01/24)	50	53,154
4.15%, 03/01/47 (Call 09/01/46)(a)	35	39,623
4.50%, 02/01/45 (Call 08/01/44)	50	58,438
4.75%, 03/01/46 (Call 09/01/45)	10	12,119
5.65%, 12/01/41 (Call 06/01/41)	15	19,779

		573,699

Building Materials — 0.8%
CRH America Inc., 5.75%, 01/15/21	150	156,510
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	117	123,151
4.50%, 02/15/47 (Call 08/15/46)	10	11,234
4.95%, 07/02/64 (Call 01/02/64)(d)	8	8,668
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	5	5,120
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	35	34,990
4.30%, 07/15/47 (Call 01/15/47)	15	13,753
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	14	15,161

		368,587

Chemicals — 2.4%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	15	17,024
Dow Chemical Co. (The), 4.80%, 05/15/49 (Call 11/15/48)(e)	40	45,253

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	$10	$10,766
5.32%, 11/15/38 (Call 05/15/38)(a)	45	55,434
5.42%, 11/15/48 (Call 05/15/48)	15	19,295
Eastman Chemical Co., 4.80%, 09/01/42 (Call 03/01/42)(a)	5	5,538
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	170	171,666
2.70%, 11/01/26 (Call 08/01/26)	88	91,342
3.25%, 01/14/23 (Call 11/14/22)	75	77,992
3.25%, 12/01/27 (Call 09/01/27)	15	16,230
4.35%, 12/08/21	235	246,910
5.50%, 12/08/41(a)	20	27,401
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	20	20,599
4.45%, 09/26/28 (Call 06/26/28)	5	5,592
5.00%, 09/26/48 (Call 03/26/48)	5	5,619
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	15	16,587
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	15	15,755
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	40	41,747
5.45%, 11/15/33 (Call 05/15/33)	20	22,954
5.63%, 11/15/43 (Call 05/15/43)(a)	15	16,641
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	25	26,065
4.90%, 06/01/43 (Call 12/01/42)	14	16,028
5.00%, 04/01/49 (Call 10/01/48)	5	5,970
5.25%, 01/15/45 (Call 07/15/44)	15	18,035
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	5	5,495
RPM International Inc., 5.25%, 06/01/45 (Call 12/01/44)	5	5,592
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)(a)	50	50,798
4.50%, 06/01/47 (Call 12/01/46)	25	28,475
Westlake Chemical Corp., 4.38%, 11/15/47 (Call 05/15/47)(a)	10	9,942

		1,096,745

Commercial Services — 1.5%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	5	5,386
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	5	5,440
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	25	27,098
4.75%, 08/01/28 (Call 05/01/28)	50	56,425
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	5	5,663
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	200	205,042
3.50%, 03/16/23 (Call 02/16/23)	275	286,338
4.00%, 03/18/29 (Call 12/18/28)	100	110,247
S&P Global Inc., 6.55%, 11/15/37	5	7,328

		708,967

Computers — 3.2%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	10	10,203
2.85%, 05/11/24 (Call 03/11/24)	5	5,206
2.90%, 09/12/27 (Call 06/12/27)	20	21,048
3.00%, 06/20/27 (Call 03/20/27)	15	15,895
3.20%, 05/11/27 (Call 02/11/27)	25	26,795
3.25%, 02/23/26 (Call 11/23/25)	25	26,740
3.35%, 02/09/27 (Call 11/09/26)	30	32,408
3.45%, 02/09/45	30	32,383
3.75%, 09/12/47 (Call 03/12/47)	5	5,686

Security	Par (000)	Value
Computers (continued)
3.85%, 05/04/43	$20	$22,795
3.85%, 08/04/46 (Call 02/04/46)	10	11,498
4.25%, 02/09/47 (Call 08/09/46)	5	6,071
4.38%, 05/13/45	15	18,479
4.45%, 05/06/44(a)	5	6,201
4.50%, 02/23/36 (Call 08/23/35)	20	24,702
4.65%, 02/23/46 (Call 08/23/45)	40	51,041
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(e)	25	26,682
5.45%, 06/15/23 (Call 04/15/23)(e)	35	38,082
6.02%, 06/15/26 (Call 03/15/26)(e)	70	79,033
8.10%, 07/15/36 (Call 01/15/36)(e)	5	6,353
8.35%, 07/15/46 (Call 01/15/46)(e)	10	13,167
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	5	5,319
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	100	101,394
4.40%, 10/15/22 (Call 08/15/22)	115	121,766
6.20%, 10/15/35 (Call 04/15/35)	5	5,849
6.35%, 10/15/45 (Call 04/15/45)	30	34,972
HP Inc.
4.05%, 09/15/22	165	173,687
4.65%, 12/09/21	25	26,355
6.00%, 09/15/41	10	11,201
International Business Machines Corp.
2.88%, 11/09/22	75	76,931
2.90%, 11/01/21	20	20,363
3.38%, 08/01/23	50	52,466
3.50%, 05/15/29	100	108,524
3.63%, 02/12/24	100	106,467
4.00%, 06/20/42	10	11,246
5.60%, 11/30/39	30	40,200
5.88%, 11/29/32	15	20,231
6.22%, 08/01/27	25	31,618
7.00%, 10/30/25	25	31,673
Seagate HDD Cayman
4.75%, 01/01/25(a)	5	5,214
4.88%, 06/01/27 (Call 03/01/27)	5	5,151
5.75%, 12/01/34 (Call 06/01/34)	10	10,154

		1,481,249

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
2.25%, 11/15/22	5	5,085
3.70%, 08/01/47 (Call 02/01/47)	15	17,710
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	5	6,082
4.38%, 06/15/45 (Call 12/15/44)	20	24,767
Procter & Gamble Co. (The)
1.70%, 11/03/21	50	49,902
2.45%, 11/03/26	30	31,051
2.85%, 08/11/27	35	37,294
3.50%, 10/25/47	20	23,266

		195,157

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	5	5,334
4.20%, 05/15/47 (Call 11/15/46)	15	17,191
4.60%, 06/15/45 (Call 12/15/44)	10	11,988

		34,513

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services — 2.6%
Aircastle Ltd., 4.40%, 09/25/23 (Call 08/25/23)	$10	$10,523
American Express Co.
2.65%, 12/02/22	90	91,803
3.00%, 10/30/24 (Call 09/29/24)	40	41,505
3.40%, 02/27/23 (Call 01/27/23)	40	41,748
3.70%, 11/05/21 (Call 10/05/21)	25	25,856
4.05%, 12/03/42	25	29,838
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	100	107,725
Ameriprise Financial Inc., 4.00%, 10/15/23	30	32,205
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	10	10,567
4.25%, 06/02/26 (Call 03/02/26)	25	26,902
4.70%, 09/20/47 (Call 03/20/47)	15	16,827
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	35	37,065
3.80%, 01/31/28 (Call 12/31/27)	15	16,003
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	5	6,943
Credit Suisse USA Inc., 7.13%, 07/15/32	20	29,571
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	45	48,491
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	198,634
4.42%, 11/15/35	100	101,625
Invesco Finance PLC
3.13%, 11/30/22	15	15,410
3.75%, 01/15/26	25	26,832
5.38%, 11/30/43	5	6,088
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	45	49,413
Jefferies Group LLC, 6.25%, 01/15/36	15	17,673
Legg Mason Inc., 5.63%, 01/15/44	20	22,778
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	40	42,473
3.95%, 02/26/48 (Call 08/26/47)	5	6,025
Raymond James Financial Inc., 4.95%, 07/15/46	10	12,163
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	25	25,895
4.50%, 07/23/25 (Call 04/23/25)	25	26,867
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)(a)	25	30,634
4.30%, 12/14/45 (Call 06/14/45)	35	44,372
Western Union Co. (The), 6.20%, 11/17/36	10	10,973

		1,211,427

Electric — 8.3%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	5	5,043
AEP Transmission Co. LLC, 4.00%, 12/01/46 (Call 06/01/46)	5	5,804
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	5	5,841
6.00%, 03/01/39	10	14,159
Ameren Illinois Co., 4.15%, 03/15/46 (Call 09/15/45)	5	5,952
Appalachian Power Co., 7.00%, 04/01/38	5	7,309
Arizona Public Service Co.
4.20%, 08/15/48 (Call 02/15/48)	25	29,167
4.35%, 11/15/45 (Call 05/15/45)	10	11,850
4.50%, 04/01/42 (Call 10/01/41)	15	17,973
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	90	93,211
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	100	100,721
3.35%, 07/01/23 (Call 04/01/23)	80	83,643
3.50%, 08/15/46 (Call 02/15/46)	10	10,772
6.35%, 10/01/36	5	7,189

Security	Par (000)	Value
Electric (continued)
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	$5	$6,048
5.15%, 11/15/43 (Call 05/15/43)	25	32,577
5.95%, 05/15/37	10	13,887
6.13%, 04/01/36	10	14,144
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	50	51,481
4.88%, 03/01/44 (Call 09/01/43)	5	6,147
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	25	25,639
3.65%, 06/15/46 (Call 12/15/45)	5	5,544
4.35%, 11/15/45 (Call 05/15/45)	5	6,147
5.90%, 03/15/36	15	20,694
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	100	101,824
4.00%, 04/01/48 (Call 10/01/47)	10	11,782
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	5	5,551
4.50%, 12/01/45 (Call 06/01/45)	30	36,446
Series 05-A, 5.30%, 03/01/35	5	6,337
Series 08-B, 6.75%, 04/01/38	30	44,823
Series 09-C, 5.50%, 12/01/39	5	6,763
Series A, 4.13%, 05/15/49 (Call 11/15/48)	5	5,849
Series E, 4.65%, 12/01/48 (Call 06/01/48)	15	18,811
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	50	59,673
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(e)	5	5,689
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	25	26,438
Dominion Energy Inc.
7.00%, 06/15/38	30	42,965
Series B, 5.95%, 06/15/35	35	44,939
Series C, 4.05%, 09/15/42 (Call 03/15/42)	5	5,498
Series C, 4.90%, 08/01/41 (Call 02/01/41)	5	6,048
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	5	6,195
5.10%, 06/01/65 (Call 12/01/64)	10	13,579
6.05%, 01/15/38	15	20,856
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	5	5,934
Series A, 4.00%, 04/01/43 (Call 10/01/42)	5	5,804
Series A, 4.05%, 05/15/48 (Call 11/15/47)	35	41,832
DTE Energy Co., 6.38%, 04/15/33	5	6,774
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	10	11,146
4.25%, 12/15/41 (Call 06/15/41)	24	28,419
5.30%, 02/15/40	5	6,641
6.00%, 01/15/38	20	28,015
6.10%, 06/01/37	15	21,052
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	25	26,371
4.80%, 12/15/45 (Call 06/15/45)	20	24,370
Duke Energy Florida LLC
5.65%, 04/01/40	5	6,941
6.40%, 06/15/38	5	7,479
Duke Energy Indiana LLC, 3.75%, 05/15/46 (Call 11/15/45)	25	27,749
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	5	5,909
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	10	10,409
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	10	10,062
3.12%, 09/01/27 (Call 06/01/27)	5	5,284

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
4.20%, 04/01/50 (Call 10/01/49)	$30	$36,284
5.40%, 11/01/24	10	11,576
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	5	5,714
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	10	10,217
Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,651
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	40	42,355
3.95%, 06/15/25 (Call 03/15/25)	55	59,253
4.45%, 04/15/46 (Call 10/15/45)	5	5,825
5.10%, 06/15/45 (Call 12/15/44)	5	6,305
5.63%, 06/15/35	15	18,955
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	50	50,680
5.60%, 06/15/42 (Call 12/15/41)	25	30,139
6.25%, 10/01/39	15	19,278
FirstEnergy Corp., Series C, 4.85%, 07/15/47 (Call 01/15/47)	14	17,121
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	150	160,008
3.25%, 06/01/24 (Call 12/01/23)	95	100,222
3.70%, 12/01/47 (Call 06/01/47)	5	5,656
4.05%, 06/01/42 (Call 12/01/41)	30	35,137
4.05%, 10/01/44 (Call 04/01/44)	5	5,906
4.13%, 02/01/42 (Call 08/01/41)	9	10,649
5.69%, 03/01/40	10	14,006
5.95%, 02/01/38(a)	41	58,744
5.96%, 04/01/39	10	14,377
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	10,235
Georgia Power Co.
4.30%, 03/15/42	10	11,352
4.30%, 03/15/43	5	5,653
Iberdrola International BV, 6.75%, 07/15/36	5	7,035
Indiana Michigan Power Co.
Series K, 4.55%, 03/15/46 (Call 09/15/45)	20	24,672
Series L, 3.75%, 07/01/47 (Call 01/01/47)	25	27,793
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	5	6,505
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	25	30,443
MidAmerican Energy Co.
4.40%, 10/15/44 (Call 04/15/44)	5	6,114
4.80%, 09/15/43 (Call 03/15/43)	5	6,408
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	15	16,613
National Grid USA, 5.80%, 04/01/35	10	12,409
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)(a)	10	11,724
5.25%, 04/20/46 (Call 04/20/26)(b)	30	31,723
Series C, 8.00%, 03/01/32	10	15,041
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	60	64,034
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)(a)	5	5,418
4.00%, 08/15/45 (Call 02/15/45)	5	5,861
6.25%, 06/01/36	5	7,148
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	165	175,086
4.40%, 03/01/44 (Call 09/01/43)	5	6,086
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	25	29,004
5.75%, 04/01/37	5	6,748
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	15	15,773
Potomac Electric Power Co., 6.50%, 11/15/37	5	7,263

Security	Par (000)	Value
Electric (continued)
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	$5	$5,296
4.70%, 06/01/43 (Call 12/01/42)	5	5,773
5.00%, 03/15/44 (Call 09/15/43)	5	6,049
PPL Electric Utilities Corp., 6.25%, 05/15/39	5	7,316
Progress Energy Inc.
6.00%, 12/01/39	25	33,834
7.75%, 03/01/31	15	21,669
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	5	5,460
4.30%, 03/15/44 (Call 09/15/43)	5	6,054
Series 17, 6.25%, 09/01/37	5	7,210
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	25	26,406
Public Service Electric &Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	10	10,040
2.38%, 05/15/23 (Call 02/15/23)	10	10,142
3.80%, 03/01/46 (Call 09/01/45)	15	17,115
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	80	79,638
2.65%, 11/15/22 (Call 10/15/22)	20	20,284
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	102	103,007
4.50%, 08/15/40	40	47,292
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	5	5,490
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	5	5,244
3.75%, 11/15/25 (Call 08/15/25)	35	37,251
4.00%, 02/01/48 (Call 08/01/47)	20	21,594
6.00%, 10/15/39	15	19,638
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	5	5,417
4.50%, 09/01/40 (Call 03/01/40)	5	5,698
4.65%, 10/01/43 (Call 04/01/43)	25	29,491
6.00%, 01/15/34	24	30,268
6.05%, 03/15/39(a)	15	19,979
6.65%, 04/01/29	20	24,872
Series 08-A, 5.95%, 02/01/38(a)	10	13,081
Series C, 3.60%, 02/01/45 (Call 08/01/44)	5	5,197
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	14	14,045
2.95%, 07/01/23 (Call 05/01/23)	5	5,140
3.25%, 07/01/26 (Call 04/01/26)	15	15,527
4.25%, 07/01/36 (Call 01/01/36)	25	27,660
4.40%, 07/01/46 (Call 01/01/46)	25	28,187
Southern Power Co., 5.15%, 09/15/41	5	5,761
Southwestern Electric Power Co.
6.20%, 03/15/40	20	27,485
Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	15,245
Series L, 3.85%, 02/01/48 (Call 08/01/47)	15	16,339
Southwestern Public Service Co., 3.40%, 08/15/46 (Call 02/15/46)	50	52,981
Tampa Electric Co., 4.10%, 06/15/42 (Call 12/15/41)	15	17,227
UIL Holdings Corp., 4.63%, 10/01/20	150	153,448
Union Electric Co., 3.65%, 04/15/45 (Call 10/15/44)	25	27,477
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	5	5,673
8.88%, 11/15/38	5	8,654
Series C, 4.00%, 11/15/46 (Call 05/15/46)	5	5,728

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	$10	$12,847
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	55	57,645
3.35%, 12/01/26 (Call 06/01/26)	95	100,850
6.50%, 07/01/36	4	5,540

		3,840,662

Electronics — 1.5%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	80	82,058
3.88%, 07/15/23 (Call 04/15/23)	155	163,641
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	15	16,363
Flex Ltd., 5.00%, 02/15/23	20	21,381
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	25	24,959
2.50%, 11/01/26 (Call 08/01/26)	110	112,924
3.81%, 11/21/47 (Call 05/21/47)(a)	25	29,496
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	5	5,425
4.60%, 04/06/27 (Call 01/06/27)	40	44,454
Legrand France SA, 8.50%, 02/15/25	5	6,604
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	19	20,349
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	50	52,597
4.75%, 12/01/24 (Call 09/01/24)	10	10,870
4.90%, 06/15/28 (Call 03/15/28)	20	21,824
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	15	15,547
3.70%, 02/15/26 (Call 11/15/25)	50	53,151

		681,643

Engineering & Construction — 0.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	5	5,060
4.25%, 09/15/28 (Call 06/15/28)(a)	15	15,282

		20,342

Food — 2.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	10	12,962
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	60	61,625
3.80%, 08/02/42	10	9,611
4.15%, 03/15/28 (Call 12/15/27)	25	26,948
4.80%, 03/15/48 (Call 09/15/47)(a)	10	11,286
Conagra Brands Inc.
5.40%, 11/01/48 (Call 05/01/48)	10	11,889
7.00%, 10/01/28	5	6,351
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	15	15,305
3.20%, 02/10/27 (Call 11/10/26)(a)	50	52,886
3.65%, 02/15/24 (Call 11/15/23)	5	5,283
3.70%, 10/17/23 (Call 09/17/23)	10	10,575
4.00%, 04/17/25 (Call 02/17/25)	85	92,148
4.15%, 02/15/43 (Call 08/15/42)	5	5,385
4.20%, 04/17/28 (Call 01/17/28)	35	39,378
4.70%, 04/17/48 (Call 10/17/47)	15	17,770
5.40%, 06/15/40	5	6,201
JM Smucker Co. (The)
4.25%, 03/15/35	10	10,817
4.38%, 03/15/45	5	5,428

Security	Par (000)	Value
Food (continued)
Kellogg Co.
2.65%, 12/01/23	$59	$60,002
3.13%, 05/17/22	50	51,255
3.25%, 04/01/26	64	67,073
3.40%, 11/15/27 (Call 08/15/27)	25	26,450
4.00%, 12/15/20	13	13,293
4.30%, 05/15/28 (Call 02/15/28)(a)	30	33,717
4.50%, 04/01/46	5	5,624
Series B, 7.45%, 04/01/31	25	35,230
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	10	12,385
Kraft Heinz Foods Co.
3.50%, 07/15/22 (Call 05/15/22)(a)	30	30,636
4.38%, 06/01/46 (Call 12/01/45)	20	19,194
4.63%, 01/30/29 (Call 10/30/28)(a)	25	26,990
5.00%, 07/15/35 (Call 01/15/35)	5	5,357
5.00%, 06/04/42	35	36,036
5.20%, 07/15/45 (Call 01/15/45)	25	26,594
6.50%, 02/09/40	5	5,922
6.88%, 01/26/39	5	6,133
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	5	4,986
3.70%, 08/01/27 (Call 05/01/27)	5	5,326
3.88%, 10/15/46 (Call 04/15/46)	5	4,774
4.45%, 02/01/47 (Call 08/01/46)	15	15,652
4.65%, 01/15/48 (Call 07/15/47)	10	10,693
5.15%, 08/01/43 (Call 02/01/43)	5	5,585
6.90%, 04/15/38	5	6,572
McCormick &Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)(a)	25	26,045
3.40%, 08/15/27 (Call 05/15/27)	5	5,302
4.20%, 08/15/47 (Call 02/15/47)(a)	20	22,735
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	5	5,861
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	25	26,609
3.75%, 10/01/25 (Call 07/01/25)	25	26,841
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	5	5,748
5.15%, 08/15/44 (Call 02/15/44)	5	6,074

		1,042,542

Forest Products & Paper — 0.3%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(a)	25	26,748
5.50%, 01/17/27(a)	20	21,594
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	15	15,836
4.40%, 08/15/47 (Call 02/15/47)	10	10,547
4.80%, 06/15/44 (Call 12/15/43)	15	16,600
5.15%, 05/15/46 (Call 11/15/45)	25	28,794

		120,119

Gas — 0.7%
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	10	12,380
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	50	54,018
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	35	37,079
4.38%, 05/15/47 (Call 11/15/46)	15	17,336
4.80%, 02/15/44 (Call 08/15/43)	15	18,038
5.25%, 02/15/43 (Call 08/15/42)	10	12,366
5.65%, 02/01/45 (Call 08/01/44)	5	6,521

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Gas (continued)
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(a)	$65	$68,551
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	80	81,418
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	5	5,958
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	15	16,003
4.40%, 06/01/43 (Call 12/01/42)	10	11,322

		340,990

Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 04/15/43 (Call 10/15/42)	40	49,692
4.90%, 11/30/46 (Call 05/30/46)	30	39,950
5.30%, 05/27/40	5	6,593
6.00%, 04/01/39	10	13,952
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	5	5,076
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	46	49,322
3.73%, 12/15/24 (Call 09/15/24)	31	33,003
4.67%, 06/06/47 (Call 12/06/46)(a)	10	12,086
4.69%, 12/15/44 (Call 06/15/44)	4	4,737
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	55	62,567
Koninklijke Philips NV, 5.00%, 03/15/42	10	12,463
Medtronic Inc.
4.38%, 03/15/35	55	66,417
4.63%, 03/15/45	5	6,492
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	5	5,716
4.38%, 05/15/44 (Call 11/15/43)	15	17,737
4.63%, 03/15/46 (Call 09/15/45)	5	6,277
Thermo Fisher Scientific Inc., 4.10%, 08/15/47 (Call 02/15/47)	5	5,704
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	5	5,400

		403,184

Health Care - Services — 1.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10	10,074
4.13%, 11/15/42 (Call 05/15/42)	5	5,174
4.50%, 05/15/42 (Call 11/15/41)	15	16,220
4.75%, 03/15/44 (Call 09/15/43)	10	11,249
6.63%, 06/15/36	10	13,317
6.75%, 12/15/37	5	6,726
Anthem Inc.
4.55%, 03/01/48 (Call 09/01/47)	15	17,309
4.63%, 05/15/42	40	45,756
4.65%, 01/15/43	15	17,053
4.65%, 08/15/44 (Call 02/15/44)	5	5,713
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	20	20,471
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	5	5,423
5.00%, 03/15/24	10	10,950
5.25%, 06/15/26 (Call 12/15/25)	50	56,352
5.25%, 06/15/49 (Call 12/15/48)	25	28,078
5.50%, 06/15/47 (Call 12/15/46)	20	23,088
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	30	32,123
4.63%, 12/01/42 (Call 06/01/42)	5	5,725
4.95%, 10/01/44 (Call 04/01/44)	30	35,712
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	25	26,277
4.70%, 02/01/45 (Call 08/01/44)	5	5,641

Security	Par (000)	Value
Health Care - Services (continued)
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	$50	$52,766
4.20%, 06/30/29 (Call 03/30/29)	10	11,122
4.70%, 03/30/45 (Call 09/30/44)	10	11,338
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	10	11,074
4.25%, 03/15/43 (Call 09/15/42)	5	5,780
4.25%, 04/15/47 (Call 10/15/46)	10	11,730
4.25%, 06/15/48 (Call 12/15/47)	5	5,886
4.45%, 12/15/48 (Call 06/15/48)	50	60,678
4.75%, 07/15/45	35	43,675
5.70%, 10/15/40 (Call 04/15/40)	25	33,959
6.50%, 06/15/37	5	7,186
6.63%, 11/15/37	5	7,330

		660,955

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	10	10,547

Household Products & Wares — 0.8%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	165	169,488
3.10%, 10/01/27 (Call 07/01/27)	5	5,304
3.90%, 05/15/28 (Call 02/15/28)	10	11,227
Kimberly-Clark Corp.
3.05%, 08/15/25	50	52,994
3.20%, 04/25/29 (Call 01/25/29)	50	54,512
3.20%, 07/30/46 (Call 01/30/46)	35	36,622
5.30%, 03/01/41	20	27,204

		357,351

Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	10	10,726
5.50%, 04/01/46 (Call 10/01/45)	15	16,243

		26,969

Insurance — 2.5%
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	5	6,009
5.35%, 06/01/33(a)	10	12,950
5.55%, 05/09/35	25	32,826
6.50%, 05/15/67 (Call 05/15/37)(b)	5	5,889
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	15	15,868
4.38%, 01/15/55 (Call 07/15/54)	15	16,385
4.50%, 07/16/44 (Call 01/16/44)	35	39,955
4.75%, 04/01/48 (Call 10/01/47)	5	5,950
8.18%, 05/15/68 (Call 05/15/38)(a)(b)	5	6,699
Aon PLC, 4.60%, 06/14/44 (Call 03/14/44)	10	11,753
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	5	6,400
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	20	21,420
7.00%, 04/01/28	35	43,309
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	60	72,008
4.30%, 05/15/43	5	5,983
5.75%, 01/15/40	60	84,968
Berkshire Hathaway Inc., 4.50%, 02/11/43	5	6,207
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	25	22,521

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36	$20	$26,308
6.10%, 10/01/41	5	6,675
Lincoln National Corp.
3.80%, 03/01/28 (Call 12/01/27)	5	5,363
4.35%, 03/01/48 (Call 09/01/47)(a)	5	5,627
7.00%, 06/15/40	10	14,381
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	20	22,436
Manulife Financial Corp., 4.06%, 02/24/32 (Call 02/24/27)(b)	45	47,415
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	10	10,541
3.50%, 03/10/25 (Call 12/10/24)(a)	35	37,253
3.75%, 03/14/26 (Call 12/14/25)	15	16,258
3.88%, 03/15/24 (Call 02/15/24)	50	53,669
4.20%, 03/01/48 (Call 09/01/47)	5	5,837
4.35%, 01/30/47 (Call 07/30/46)	35	41,609
4.90%, 03/15/49 (Call 09/15/48)	5	6,474
MetLife Inc.
4.13%, 08/13/42	10	11,488
4.60%, 05/13/46 (Call 11/13/45)	25	31,047
4.88%, 11/13/43	15	18,982
6.40%, 12/15/66 (Call 12/15/31)	10	11,640
Principal Financial Group Inc., 6.05%, 10/15/36	10	13,375
Progressive Corp. (The), 4.20%, 03/15/48 (Call 09/15/47)	15	18,223
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	5	5,599
3.91%, 12/07/47 (Call 06/07/47)	10	11,099
3.94%, 12/07/49 (Call 06/07/49)	25	27,780
4.35%, 02/25/50 (Call 08/25/49)	5	5,953
4.50%, 09/15/47 (Call 09/15/27)(b)	5	5,043
4.60%, 05/15/44	25	30,696
5.20%, 03/15/44 (Call 03/15/24)(b)	5	5,189
5.38%, 05/15/45 (Call 05/15/25)(b)	35	37,037
5.70%, 12/14/36	5	6,750
Series D, 6.63%, 12/01/37	5	7,220
Transatlantic Holdings Inc., 8.00%, 11/30/39	5	7,528
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	5	5,637
4.00%, 05/30/47 (Call 11/30/46)	25	29,635
4.05%, 03/07/48 (Call 09/07/47)	20	23,795
4.10%, 03/04/49 (Call 09/04/48)	5	6,001
5.35%, 11/01/40	5	6,771
6.75%, 06/20/36	25	37,531
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	14,266
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	25	26,003
XLIT Ltd., 4.45%, 03/31/25	26	28,381

		1,149,615

Internet — 0.2%
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)	35	42,717
4.25%, 08/22/57 (Call 02/22/57)	10	12,740
4.80%, 12/05/34 (Call 06/05/34)	5	6,360
4.95%, 12/05/44 (Call 06/05/44)	10	13,397
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	10	10,693
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	5	4,958
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	15	15,923

		106,788

Iron & Steel — 0.1%
ArcelorMittal, 7.00%, 10/15/39	5	5,984

Security	Par (000)	Value
Iron & Steel (continued)
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	$15	$16,722
4.40%, 05/01/48 (Call 11/01/47)	5	5,883
5.20%, 08/01/43 (Call 02/01/43)	15	19,107
6.40%, 12/01/37	5	7,064

		54,760

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	30	38,243

Lodging — 0.6%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	60	61,354
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	200	229,890

		291,244

Machinery — 2.4%
ABB Finance USA Inc.
2.88%, 05/08/22	70	71,629
4.38%, 05/08/42	20	24,881
Caterpillar Financial Services Corp.
1.70%, 08/09/21	20	19,900
2.95%, 02/26/22	35	35,874
3.15%, 09/07/21	15	15,361
3.25%, 12/01/24	70	74,310
3.45%, 05/15/23	15	15,794
3.65%, 12/07/23	10	10,685
3.75%, 11/24/23	40	42,825
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	90	95,795
3.80%, 08/15/42	5	5,762
4.30%, 05/15/44 (Call 11/15/43)	15	18,643
CNH Industrial Capital LLC
4.38%, 11/06/20	75	76,553
4.38%, 04/05/22	35	36,690
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	20	20,836
4.50%, 08/15/23	75	80,190
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)(a)	300	319,317
4.88%, 10/01/43 (Call 04/01/43)	10	12,907
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)(a)	5	5,913
John Deere Capital Corp., 2.80%, 03/06/23	25	25,712
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)(a)	35	36,341
4.88%, 10/01/21	79	83,225

		1,129,143

Manufacturing — 2.5%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	300	298,872
2.00%, 06/26/22	120	120,704
2.25%, 09/19/26 (Call 06/19/26)	80	80,741
2.75%, 03/01/22 (Call 02/01/22)	100	102,268
2.88%, 10/15/27 (Call 07/15/27)	5	5,260
3.00%, 09/14/21 (Call 08/14/21)	25	25,505
3.00%, 08/07/25	20	21,060
3.13%, 09/19/46 (Call 03/19/46)	40	39,401
3.63%, 10/15/47 (Call 04/15/47)	5	5,373
4.00%, 09/14/48 (Call 03/14/48)	10	11,405
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	30	31,258
Eaton Corp., 4.15%, 11/02/42	5	5,660

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing (continued)
General Electric Co.
3.38%, 03/11/24	$75	$75,919
3.45%, 05/15/24 (Call 02/13/24)	45	45,611
4.13%, 10/09/42	15	14,468
4.50%, 03/11/44	55	55,692
4.65%, 10/17/21	25	25,870
5.88%, 01/14/38	10	11,534
Series A, 6.75%, 03/15/32	10	12,287
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	5	5,281
4.70%, 08/15/25 (Call 05/15/25)	5	5,437
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	10	10,834
4.25%, 06/15/23	5	5,348
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	15	15,750
3.55%, 11/01/24 (Call 08/01/24)	80	84,246
4.65%, 11/01/44 (Call 05/01/44)	15	17,494
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	5	5,613
4.20%, 11/21/34 (Call 05/21/34)	20	22,770
4.45%, 11/21/44 (Call 05/21/44)	10	11,651

		1,173,312

Media — 2.0%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	10	11,455
4.90%, 08/15/44 (Call 02/15/44)	25	29,142
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	5	5,635
5.38%, 05/01/47 (Call 11/01/46)	15	16,613
5.75%, 04/01/48 (Call 10/01/47)	15	17,469
6.38%, 10/23/35 (Call 04/23/35)	20	24,427
6.48%, 10/23/45 (Call 04/23/45)	15	18,599
6.83%, 10/23/55 (Call 04/23/55)	10	12,718
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	10	10,386
3.97%, 11/01/47 (Call 05/01/47)	15	16,861
4.00%, 08/15/47 (Call 02/15/47)	5	5,634
4.00%, 11/01/49 (Call 05/01/49)	35	39,582
4.05%, 11/01/52 (Call 05/01/52)	35	39,832
4.50%, 01/15/43	35	41,459
4.60%, 10/15/38 (Call 04/15/38)	50	60,824
4.60%, 08/15/45 (Call 02/15/45)	45	54,350
4.65%, 07/15/42	5	6,081
4.70%, 10/15/48 (Call 04/15/48)(a)	30	37,616
4.75%, 03/01/44	5	6,123
4.95%, 10/15/58 (Call 04/15/58)	15	19,535
6.40%, 05/15/38	5	7,176
6.45%, 03/15/37	5	7,129
6.95%, 08/15/37	10	14,995
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	20	21,072
4.88%, 04/01/43	15	16,092
4.95%, 05/15/42(a)	4	4,293
5.00%, 09/20/37 (Call 03/20/37)	5	5,518
5.20%, 09/20/47 (Call 03/20/47)	10	11,317
5.30%, 05/15/49 (Call 11/15/48)	5	5,736
6.35%, 06/01/40	5	6,190
Grupo Televisa SAB, 6.63%, 01/15/40	25	31,619

Security	Par (000)	Value
Media (continued)
NBCUniversal Media LLC, 5.95%, 04/01/41	$10	$13,888
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	5	6,056
5.85%, 04/15/40	10	12,338
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5	4,933
5.50%, 09/01/41 (Call 03/01/41)	10	10,735
5.88%, 11/15/40 (Call 05/15/40)	5	5,681
6.55%, 05/01/37	10	12,059
6.75%, 06/15/39	35	43,341
7.30%, 07/01/38	10	12,786
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	15	20,992
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	15	16,939
4.13%, 06/01/44	5	6,088
Series E, 4.13%, 12/01/41	5	5,985
Viacom Inc.
4.38%, 03/15/43	10	10,642
5.85%, 09/01/43 (Call 03/01/43)	25	31,746
6.88%, 04/30/36	5	6,723
Walt Disney Co. (The)
4.75%, 11/15/46 (Call 05/15/46)(e)	5	6,586
5.40%, 10/01/43(e)	30	41,588
6.40%, 12/15/35(e)	5	7,239
6.65%, 11/15/37(e)	30	45,436
6.90%, 08/15/39(e)	5	7,802
7.75%, 12/01/45(e)	5	8,793

		943,854

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	5	5,689
4.38%, 06/15/45 (Call 12/15/44)	10	12,219
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	5	5,364

		23,272

Mining — 0.6%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	10	10,470
5.95%, 03/15/24 (Call 12/15/23)	35	38,974
Newmont Goldcorp Corp.
5.45%, 06/09/44 (Call 12/09/43)	10	12,902
6.25%, 10/01/39	30	41,094
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	13,205
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	20	23,645
4.75%, 03/22/42 (Call 09/22/41)	35	44,385
Teck Resources Ltd., 5.40%, 02/01/43 (Call 08/01/42)	25	26,126
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)	50	53,180
4.95%, 07/15/24 (Call 04/15/24)(a)	25	26,542

		290,523

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	5	5,687

Oil & Gas — 2.9%
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	15	15,508
6.20%, 03/15/40	10	12,282
6.45%, 09/15/36	5	6,288
6.60%, 03/15/46 (Call 09/15/45)	5	6,583

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
7.95%, 06/15/39	$10	$14,051
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	35	33,649
5.10%, 09/01/40 (Call 03/01/40)	5	5,038
5.25%, 02/01/42 (Call 08/01/41)	5	5,149
BP Capital Markets PLC
3.51%, 03/17/25	25	26,645
3.72%, 11/28/28 (Call 08/28/28)	5	5,496
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	5	5,964
6.25%, 03/15/38	15	19,245
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	40	41,333
5.40%, 06/15/47 (Call 12/15/46)	20	22,618
6.75%, 11/15/39	18	22,123
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	5	5,823
Conoco Funding Co., 7.25%, 10/15/31	50	71,998
ConocoPhillips, 6.50%, 02/01/39	25	36,665
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	40	47,213
4.95%, 03/15/26 (Call 12/15/25)	15	17,426
ConocoPhillips Holding Co., 6.95%, 04/15/29	15	20,663
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	5	5,002
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)	5	5,859
5.60%, 07/15/41 (Call 01/15/41)	25	30,761
5.85%, 12/15/25 (Call 09/15/25)	35	41,894
Devon Financing Co. LLC, 7.88%, 09/30/31	5	7,176
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	25	25,618
6.50%, 08/15/34	5	6,132
6.50%, 02/01/38	15	18,544
6.63%, 08/15/37	5	6,206
7.38%, 11/01/31	5	6,366
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	20	17,356
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	10	11,099
4.11%, 03/01/46 (Call 09/01/45)	25	30,297
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	5	5,112
4.30%, 04/01/27 (Call 01/01/27)	55	57,460
5.60%, 02/15/41	5	5,567
5.80%, 04/01/47 (Call 10/01/46)	5	5,769
7.13%, 03/15/33	5	6,212
7.30%, 08/15/31	20	24,926
Husky Energy Inc., 6.80%, 09/15/37	5	6,560
Kerr-McGee Corp., 7.88%, 09/15/31	5	6,894
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	14	14,617
4.40%, 07/15/27 (Call 04/15/27)	15	16,126
5.20%, 06/01/45 (Call 12/01/44)	20	22,722
6.60%, 10/01/37	5	6,287
6.80%, 03/15/32	5	6,272
Marathon Petroleum Corp., 6.50%, 03/01/41 (Call 09/01/40)	25	31,783
Newfield Exploration Co., 5.75%, 01/30/22	25	26,737
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	35	36,487
3.90%, 11/15/24 (Call 08/15/24)	5	5,243
5.05%, 11/15/44 (Call 05/15/44)	15	16,660

Security	Par (000)	Value
Oil & Gas (continued)
5.25%, 11/15/43 (Call 05/15/43)	$15	$16,937
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	5	4,945
4.40%, 04/15/46 (Call 10/15/45)	20	20,426
Phillips 66
4.88%, 11/15/44 (Call 05/15/44)	19	22,734
5.88%, 05/01/42	5	6,608
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	35	36,849
6.50%, 06/15/38	20	28,106
6.80%, 05/15/38	20	28,560
Total Capital Canada Ltd., 2.75%, 07/15/23	75	77,231
Total Capital International SA
2.88%, 02/17/22	25	25,600
3.70%, 01/15/24	65	69,547
3.75%, 04/10/24	15	16,133
Total Capital SA, 3.88%, 10/11/28	5	5,646
Valero Energy Corp.
4.90%, 03/15/45	15	17,207
6.63%, 06/15/37	10	13,098
7.50%, 04/15/32	10	13,695

		1,358,826

Oil & Gas Services — 1.5%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	175	177,207
5.13%, 09/15/40	25	28,179
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	300	305,235
3.34%, 12/15/27 (Call 09/15/27)(a)	25	25,647
4.08%, 12/15/47 (Call 06/15/47)	15	14,697
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	5	5,352
4.85%, 11/15/35 (Call 05/15/35)	15	16,827
5.00%, 11/15/45 (Call 05/15/45)	35	39,149
6.70%, 09/15/38	10	13,289
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	40	40,032
3.95%, 12/01/42 (Call 06/01/42)	15	13,292

		678,906

Packaging & Containers — 0.0%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	5	6,288

Pharmaceuticals — 4.7%
AbbVie Inc.
4.25%, 11/14/28 (Call 08/14/28)	5	5,447
4.30%, 05/14/36 (Call 11/14/35)	5	5,328
4.40%, 11/06/42	20	21,045
4.45%, 05/14/46 (Call 11/14/45)	50	52,826
4.50%, 05/14/35 (Call 11/14/34)	15	16,292
4.70%, 05/14/45 (Call 11/14/44)	55	59,718
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	15	16,056
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	15	16,052
4.75%, 03/15/45 (Call 09/15/44)	5	5,455
4.85%, 06/15/44 (Call 12/15/43)	9	9,869
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	25	25,871
4.25%, 03/01/45 (Call 09/01/44)	5	5,165
4.30%, 12/15/47 (Call 06/15/47)(a)	15	15,854

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	$30	$31,514
3.38%, 11/16/25	50	53,065
4.00%, 01/17/29 (Call 10/17/28)	10	11,237
4.00%, 09/18/42	5	5,619
4.38%, 11/16/45	5	5,977
4.38%, 08/17/48 (Call 02/17/48)(a)	14	16,972
6.45%, 09/15/37	25	35,842
Bristol-Myers Squibb Co.
3.25%, 02/27/27	10	10,705
3.25%, 08/01/42	10	10,190
4.25%, 10/26/49 (Call 04/26/49)(e)	35	41,973
4.50%, 03/01/44 (Call 09/01/43)(a)	5	6,103
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	50	50,768
3.20%, 03/15/23	60	61,535
3.41%, 06/15/27 (Call 03/15/27)	40	40,533
3.50%, 11/15/24 (Call 08/15/24)	100	102,920
4.50%, 11/15/44 (Call 05/15/44)	15	14,541
4.63%, 12/15/20	50	51,503
4.90%, 09/15/45 (Call 03/15/45)	5	5,105
Cigna Corp.
4.38%, 10/15/28 (Call 07/15/28)	60	66,911
4.90%, 12/15/48 (Call 06/15/48)	50	59,268
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	10	10,454
4.10%, 03/25/25 (Call 01/25/25)	15	16,045
4.30%, 03/25/28 (Call 12/25/27)	100	109,062
4.78%, 03/25/38 (Call 09/25/37)	50	56,083
4.88%, 07/20/35 (Call 01/20/35)(a)	20	22,590
5.05%, 03/25/48 (Call 09/25/47)	55	64,176
5.13%, 07/20/45 (Call 01/20/45)	15	17,384
5.30%, 12/05/43 (Call 06/05/43)	10	11,860
6.13%, 09/15/39(a)	5	6,313
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	10	10,393
3.38%, 03/15/29 (Call 12/15/28)	25	27,449
3.70%, 03/01/45 (Call 09/01/44)	5	5,569
3.95%, 05/15/47 (Call 11/15/46)	5	5,844
5.55%, 03/15/37(a)	25	33,465
Express Scripts Holding Co., 6.13%, 11/15/41	50	64,721
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	10	11,907
5.38%, 04/15/34	15	19,724
6.38%, 05/15/38	10	14,591
Johnson & Johnson
3.50%, 01/15/48 (Call 07/15/47)	5	5,653
3.63%, 03/03/37 (Call 09/03/36)	30	33,781
3.70%, 03/01/46 (Call 09/01/45)	20	23,168
3.75%, 03/03/47 (Call 09/03/46)(a)	10	11,702
4.50%, 09/01/40	5	6,283
4.50%, 12/05/43 (Call 06/05/43)(a)	5	6,387
5.85%, 07/15/38	5	7,122
5.95%, 08/15/37	10	14,427
McKesson Corp., 6.00%, 03/01/41 (Call 09/01/40)	5	6,318
Mead Johnson Nutrition Co., 5.90%, 11/01/39	10	13,962
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	35	36,408
3.60%, 09/15/42 (Call 03/15/42)	20	22,414
3.70%, 02/10/45 (Call 08/10/44)	30	34,295

Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 05/18/43	$15	$18,234
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	15	16,132
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	15	16,398
Pfizer Inc.
4.13%, 12/15/46	15	17,834
4.20%, 09/15/48 (Call 03/15/48)	5	6,053
4.40%, 05/15/44	5	6,093
7.20%, 03/15/39	50	79,488
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	40	40,109
Wyeth LLC, 5.95%, 04/01/37	5	6,965
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	20	20,744
3.25%, 02/01/23 (Call 11/01/22)	95	98,258
3.90%, 08/20/28 (Call 05/20/28)	5	5,538
3.95%, 09/12/47 (Call 03/12/47)	34	37,595
4.50%, 11/13/25 (Call 08/13/25)	100	111,442
4.70%, 02/01/43 (Call 08/01/42)	15	18,226

		2,165,918

Pipelines — 2.9%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	30	31,222
5.95%, 06/01/26 (Call 03/01/26)	15	16,898
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	65	70,420
5.80%, 06/01/45 (Call 12/01/44)	20	25,221
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	50	51,031
5.00%, 05/15/44 (Call 11/15/43)	10	9,906
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	15	17,963
7.38%, 10/15/45 (Call 04/15/45)	5	7,481
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	25	29,042
4.90%, 05/15/46 (Call 11/15/45)	10	11,828
4.95%, 10/15/54 (Call 04/15/54)	5	6,010
5.10%, 02/15/45 (Call 08/15/44)	15	17,976
5.95%, 02/01/41	5	6,419
6.45%, 09/01/40	5	6,816
Series D, 6.88%, 03/01/33	30	41,556
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	15	14,788
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	15	16,204
5.00%, 03/01/43 (Call 09/01/42)	5	5,558
5.40%, 09/01/44 (Call 03/01/44)	15	17,470
6.38%, 03/01/41	35	43,968
6.95%, 01/15/38	10	13,249
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	35	39,504
5.20%, 03/01/48 (Call 09/01/47)	5	5,884
5.55%, 06/01/45 (Call 12/01/44)	10	11,966
7.75%, 01/15/32	5	7,028
7.80%, 08/01/31	5	6,882
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	9	9,628
4.25%, 09/15/46 (Call 03/15/46)	5	5,441
4.85%, 02/01/49 (Call 08/01/48)	5	5,887
5.15%, 10/15/43 (Call 04/15/43)	5	5,978
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	35	36,856

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
4.13%, 03/01/27 (Call 12/01/26)	$25	$26,303
4.50%, 04/15/38 (Call 10/15/37)	15	15,446
4.88%, 12/01/24 (Call 09/01/24)	5	5,488
4.88%, 06/01/25 (Call 03/01/25)	25	27,599
5.20%, 03/01/47 (Call 09/01/46)	30	32,764
5.50%, 02/15/49 (Call 08/15/48)	10	11,448
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	10	10,515
4.25%, 02/01/22 (Call 11/01/21)	25	25,946
4.35%, 03/15/29 (Call 12/15/28)	5	5,406
4.55%, 07/15/28 (Call 04/15/28)	10	10,933
4.95%, 07/13/47 (Call 01/06/47)	15	16,186
5.20%, 07/15/48 (Call 01/15/48)	15	16,788
6.00%, 06/15/35	20	23,650
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	20	21,995
6.13%, 02/01/41 (Call 08/01/40)	10	12,171
6.65%, 10/01/36	4	5,029
6.85%, 10/15/37	5	6,469
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	15	15,630
4.90%, 10/01/46 (Call 04/01/46)	20	22,733
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	10	10,063
4.90%, 02/15/45 (Call 08/15/44)	5	5,116
5.15%, 06/01/42 (Call 12/01/41)	20	20,837
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(a)	25	26,525
5.00%, 03/15/27 (Call 09/15/26)	25	27,623
5.63%, 03/01/25 (Call 12/01/24)	10	11,232
5.88%, 06/30/26 (Call 12/31/25)	5	5,738
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	10	10,455
4.50%, 03/15/45 (Call 09/15/44)	20	21,820
5.95%, 09/25/43 (Call 03/25/43)	20	26,111
TransCanada PipeLines Ltd.
4.88%, 05/15/48 (Call 11/15/47)	5	5,929
5.00%, 10/16/43 (Call 04/16/43)	15	17,592
6.20%, 10/15/37	20	26,093
7.25%, 08/15/38	25	35,934
7.63%, 01/15/39	5	7,449
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	10	10,863
4.50%, 03/15/28 (Call 12/15/27)	5	5,499
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	25	24,993
4.75%, 08/15/28 (Call 05/15/28)	5	5,060
5.30%, 03/01/48 (Call 09/01/47)	10	9,091
5.45%, 04/01/44 (Call 10/01/43)	10	9,285
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)(a)	55	57,463
4.85%, 03/01/48 (Call 09/01/47)(a)	5	5,492
4.90%, 01/15/45 (Call 07/15/44)	15	16,392
5.10%, 09/15/45 (Call 03/15/45)	9	10,063
5.40%, 03/04/44 (Call 09/04/43)	15	17,096
6.30%, 04/15/40	10	12,536

		1,350,929

Real Estate — 0.2%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	80	89,550

Security	Par (000)	Value
Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities Inc.
3.95%, 01/15/28 (Call 10/15/27)	$5	$5,453
4.50%, 07/30/29 (Call 04/30/29)	5	5,726
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	20	20,599
3.38%, 05/15/24 (Call 04/15/24)	10	10,438
3.38%, 10/15/26 (Call 07/15/26)	20	20,922
3.55%, 07/15/27 (Call 04/15/27)	15	15,907
3.60%, 01/15/28 (Call 10/15/27)	14	14,834
4.00%, 06/01/25 (Call 03/01/25)	15	16,112
4.40%, 02/15/26 (Call 11/15/25)	10	10,990
5.00%, 02/15/24	25	27,760
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	35	35,556
3.65%, 02/01/26 (Call 11/03/25)	41	43,585
3.85%, 02/01/23 (Call 11/01/22)	30	31,590
4.50%, 12/01/28 (Call 09/01/28)	10	11,529
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	20	21,135
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	10	10,556
4.13%, 06/15/26 (Call 03/15/26)	25	26,700
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	35	38,078
Crown Castle International Corp., 5.20%, 02/15/49 (Call 08/15/48)	5	6,327
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	5	5,320
4.45%, 07/15/28 (Call 04/15/28)	5	5,579
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	5	6,135
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	15	18,165
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	25	27,905
5.38%, 04/15/26 (Call 01/15/26)	15	16,474
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	35	36,566
3.88%, 08/15/24 (Call 05/17/24)	65	69,828
4.00%, 06/01/25 (Call 03/01/25)	10	10,705
4.25%, 11/15/23 (Call 08/15/23)	17	18,261
6.75%, 02/01/41 (Call 08/01/40)	15	21,534
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	20	20,372
5.25%, 02/15/26 (Call 08/15/25)(a)	10	10,539
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	40	42,460
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	5	5,506
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	15	15,166
4.25%, 04/01/45 (Call 10/01/44)	5	5,390
4.45%, 09/01/47 (Call 03/01/47)	20	22,453
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	50	51,668
3.38%, 06/15/23 (Call 03/15/23)	40	41,467
4.13%, 06/15/22 (Call 03/15/22)	50	52,277
4.38%, 02/01/29 (Call 11/01/28)	5	5,605
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	25	25,555
4.50%, 02/01/25 (Call 11/01/24)	25	25,806
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	100	109,724

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.88%, 09/15/28 (Call 06/15/28)	$5	$5,623
4.25%, 08/15/23 (Call 05/15/23)	80	86,543
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	25	27,017
Simon Property Group LP
4.25%, 11/30/46 (Call 05/30/46)(a)	5	6,017
6.75%, 02/01/40 (Call 11/01/39)	5	7,547
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)(a)	25	25,675
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	5	5,263
3.85%, 04/01/27 (Call 01/01/27)	5	5,362
5.70%, 09/30/43 (Call 03/30/43)	15	19,816
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	5	6,846
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	35	38,515
7.38%, 03/15/32	26	36,951

		1,315,432

Retail — 2.5%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	15	15,982
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)(a)	65	70,928
5.50%, 03/15/21 (Call 12/15/20)	257	267,285
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	15	16,030
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	75	78,560
2.95%, 06/15/29 (Call 03/15/29)	50	52,858
3.25%, 03/01/22	30	31,151
4.20%, 04/01/43 (Call 10/01/42)	5	5,957
4.25%, 04/01/46 (Call 10/01/45)	5	6,077
4.50%, 12/06/48 (Call 06/06/48)	25	31,796
4.88%, 02/15/44 (Call 08/15/43)	5	6,495
5.88%, 12/16/36	60	84,897
5.95%, 04/01/41 (Call 10/01/40)	10	14,415
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	50	52,667
5.55%, 07/17/45 (Call 01/17/45)	10	10,407
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)(a)	5	5,100
4.05%, 05/03/47 (Call 11/03/46)	70	75,734
4.25%, 09/15/44 (Call 03/15/44)	5	5,484
4.65%, 04/15/42 (Call 10/15/41)	10	11,490
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	35	34,531
4.50%, 12/15/34 (Call 06/15/34)	2	1,837
McDonald’s Corp.
4.45%, 09/01/48 (Call 03/01/48)	5	5,915
4.60%, 05/26/45 (Call 11/26/44)	50	59,342
4.70%, 12/09/35 (Call 06/09/35)	5	6,016
4.88%, 07/15/40	5	6,032
4.88%, 12/09/45 (Call 06/09/45)	10	12,321
6.30%, 10/15/37	5	6,976
6.30%, 03/01/38	5	6,963
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	25	24,106
6.95%, 03/15/28	10	11,810
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	10	10,521
4.50%, 11/15/48 (Call 05/15/48)	5	5,873
Target Corp.
3.50%, 07/01/24	25	26,930
3.63%, 04/15/46	10	11,220

Security	Par (000)	Value
Retail (continued)
4.00%, 07/01/42	$25	$29,257
Walgreen Co., 4.40%, 09/15/42	10	10,129
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	5	5,348
4.65%, 06/01/46 (Call 12/01/45)(a)	35	37,067
4.80%, 11/18/44 (Call 05/18/44)	5	5,293

		1,160,800

Semiconductors — 2.2%
Altera Corp., 4.10%, 11/15/23	5	5,447
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	40	42,905
3.90%, 10/01/25 (Call 07/01/25)	5	5,475
4.35%, 04/01/47 (Call 10/01/46)(a)	5	6,115
5.10%, 10/01/35 (Call 04/01/35)	15	19,291
5.85%, 06/15/41	5	6,898
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	20	20,007
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	125	124,629
2.60%, 05/19/26 (Call 02/19/26)	20	20,682
2.88%, 05/11/24 (Call 03/11/24)	60	62,570
3.10%, 07/29/22	30	31,110
3.15%, 05/11/27 (Call 02/11/27)	105	112,797
3.30%, 10/01/21	150	154,566
3.70%, 07/29/25 (Call 04/29/25)	30	32,724
3.73%, 12/08/47 (Call 06/08/47)(a)	25	28,431
4.10%, 05/19/46 (Call 11/19/45)	10	11,860
4.10%, 05/11/47 (Call 11/11/46)	5	5,979
4.25%, 12/15/42	5	6,038
4.80%, 10/01/41	25	31,987
4.90%, 07/29/45 (Call 01/29/45)	10	13,121
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	15	16,068
3.80%, 03/15/25 (Call 12/15/24)	45	48,231
4.00%, 03/15/29 (Call 12/15/28)	10	11,080
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	15	15,818
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	5	5,147
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	5	5,515
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	80	84,221
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	10	11,356
4.80%, 05/20/45 (Call 11/20/44)	5	6,029
Texas Instruments Inc.
2.90%, 11/03/27 (Call 08/03/27)	24	25,389
4.15%, 05/15/48 (Call 11/15/47)	15	18,507
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	10	10,293

		1,000,286

Software — 3.6%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	35	37,074
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	35	36,523
4.38%, 06/15/25 (Call 03/15/25)	25	27,107
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,251
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	10	10,731
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	5	5,859
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	10	12,289

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	$95	$96,172
2.13%, 11/15/22	50	50,701
2.38%, 02/12/22 (Call 01/12/22)	50	50,800
2.40%, 02/06/22 (Call 01/06/22)	85	86,448
2.40%, 08/08/26 (Call 05/08/26)	110	113,621
2.65%, 11/03/22 (Call 09/03/22)	75	77,149
2.70%, 02/12/25 (Call 11/12/24)	45	46,977
2.88%, 02/06/24 (Call 12/06/23)	70	73,283
3.13%, 11/03/25 (Call 08/03/25)	50	53,602
3.30%, 02/06/27 (Call 11/06/26)	140	152,937
3.45%, 08/08/36 (Call 02/08/36)	5	5,615
3.50%, 02/12/35 (Call 08/12/34)	30	33,735
3.50%, 11/15/42	25	28,210
3.63%, 12/15/23 (Call 09/15/23)(a)	35	37,587
3.70%, 08/08/46 (Call 02/08/46)	10	11,746
3.75%, 05/01/43 (Call 11/01/42)	5	5,827
3.75%, 02/12/45 (Call 08/12/44)	10	11,714
3.95%, 08/08/56 (Call 02/08/56)	5	6,099
4.00%, 02/12/55 (Call 08/12/54)	5	6,145
4.10%, 02/06/37 (Call 08/06/36)	55	66,491
4.20%, 11/03/35 (Call 05/03/35)	5	6,071
4.25%, 02/06/47 (Call 08/06/46)	55	70,195
4.50%, 10/01/40	5	6,400
4.50%, 02/06/57 (Call 08/06/56)	5	6,701
4.88%, 12/15/43 (Call 06/15/43)	10	13,472
5.30%, 02/08/41	20	28,088
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	60	61,492
3.85%, 07/15/36 (Call 01/15/36)	35	39,268
3.90%, 05/15/35 (Call 11/15/34)	5	5,641
4.00%, 07/15/46 (Call 01/15/46)	25	28,529
4.00%, 11/15/47 (Call 05/15/47)	25	28,673
4.13%, 05/15/45 (Call 11/15/44)	5	5,760
4.30%, 07/08/34 (Call 01/08/34)	15	17,671
5.38%, 07/15/40	40	53,320
6.13%, 07/08/39	15	21,361
6.50%, 04/15/38	5	7,357
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	50	55,783
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	45	45,642
3.90%, 08/21/27 (Call 05/21/27)	25	25,537

		1,676,654

Telecommunications — 5.0%
America Movil SAB de CV, 6.38%, 03/01/35	20	27,633
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)	5	5,094
3.60%, 07/15/25 (Call 04/15/25)	20	21,111
3.80%, 02/15/27 (Call 11/15/26)	25	26,711
3.88%, 01/15/26 (Call 10/15/25)	5	5,355
4.30%, 12/15/42 (Call 06/15/42)	5	5,264
4.35%, 06/15/45 (Call 12/15/44)	25	26,649
4.50%, 05/15/35 (Call 11/15/34)	4	4,449
4.50%, 03/09/48 (Call 09/09/47)	25	27,298
4.55%, 03/09/49 (Call 09/09/48)	10	10,929
4.65%, 06/01/44 (Call 12/01/43)	5	5,409
4.75%, 05/15/46 (Call 11/15/45)	50	55,836
4.80%, 06/15/44 (Call 12/15/43)	20	22,311
4.85%, 03/01/39 (Call 09/01/38)	25	28,740
4.85%, 07/15/45 (Call 01/15/45)	5	5,672

Security	Par (000)	Value
Telecommunications (continued)
5.15%, 03/15/42	$5	$5,786
5.15%, 11/15/46 (Call 05/15/46)	30	35,162
5.15%, 02/15/50 (Call 08/14/49)	15	17,823
5.25%, 03/01/37 (Call 09/01/36)	50	59,348
5.30%, 08/15/58 (Call 02/14/58)	10	11,764
5.35%, 12/15/43	5	5,905
5.38%, 10/15/41	10	11,754
5.45%, 03/01/47 (Call 09/01/46)	35	42,957
5.55%, 08/15/41	5	6,046
5.65%, 02/15/47 (Call 08/15/46)	5	6,247
5.70%, 03/01/57 (Call 09/01/56)	15	19,016
6.25%, 03/29/41	30	38,531
British Telecommunications PLC, 9.63%, 12/15/30	55	84,309
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	15	15,573
2.95%, 02/28/26	90	95,748
3.50%, 06/15/25	5	5,436
5.50%, 01/15/40	10	14,017
5.90%, 02/15/39	30	43,441
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	25	25,938
4.75%, 03/15/42	5	5,836
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	45	67,267
Juniper Networks Inc., 5.95%, 03/15/41	5	5,571
Motorola Solutions Inc.
4.00%, 09/01/24	15	15,858
4.60%, 02/23/28 (Call 11/23/27)	10	10,865
5.50%, 09/01/44	15	16,073
Orange SA
4.13%, 09/14/21	300	311,925
5.38%, 01/13/42	25	32,493
9.00%, 03/01/31	5	7,905
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	5	5,159
4.30%, 02/15/48 (Call 08/15/47)	10	11,621
4.50%, 03/15/43 (Call 09/15/42)	10	11,685
5.00%, 03/15/44 (Call 09/15/43)	29	36,287
7.50%, 08/15/38	5	7,623
Telefonica Emisiones SA, 7.05%, 06/20/36	75	102,346
Telefonica Europe BV, 8.25%, 09/15/30	20	29,136
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	30	30,572
4.30%, 06/15/49 (Call 12/15/48)(a)	5	5,823
Verizon Communications Inc.
4.13%, 03/16/27	15	16,730
4.13%, 08/15/46	5	5,682
4.27%, 01/15/36	55	62,945
4.40%, 11/01/34 (Call 05/01/34)	10	11,604
4.50%, 08/10/33	10	11,790
4.52%, 09/15/48	30	35,989
4.67%, 03/15/55	14	17,173
4.75%, 11/01/41	35	42,413
4.81%, 03/15/39	25	30,506
4.86%, 08/21/46	25	31,133
5.01%, 04/15/49	50	64,064
5.01%, 08/21/54	50	64,479
5.25%, 03/16/37	10	12,622
5.50%, 03/16/47	5	6,744
6.40%, 09/15/33	50	68,079

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
Vodafone Group PLC
4.13%, 05/30/25	$100	$108,529
4.38%, 05/30/28	50	56,069
4.38%, 02/19/43	25	26,740
5.00%, 05/30/38	64	74,260
5.25%, 05/30/48	5	6,000
6.15%, 02/27/37	10	12,784
6.25%, 11/30/32	5	6,429
7.00%, 04/04/79 (Call 01/04/29)(b)	4	4,569

		2,314,640

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	5	5,087
5.10%, 05/15/44 (Call 11/15/43)	10	10,460
6.35%, 03/15/40	10	11,859

		27,406

Transportation — 1.8%
Canadian National Railway Co.
3.65%, 02/03/48 (Call 08/03/47)	30	34,221
4.45%, 01/20/49 (Call 07/20/48)	5	6,473
6.20%, 06/01/36	10	14,535
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	5	7,642
CSX Corp.
3.80%, 03/01/28 (Call 12/01/27)	5	5,503
3.80%, 11/01/46 (Call 05/01/46)	5	5,374
3.95%, 05/01/50 (Call 11/01/49)	10	11,035
4.25%, 11/01/66 (Call 05/01/66)	5	5,446
4.30%, 03/01/48 (Call 09/01/47)	35	40,648
4.75%, 05/30/42 (Call 11/30/41)	5	5,987
4.75%, 11/15/48 (Call 05/15/48)	5	6,197
5.50%, 04/15/41 (Call 10/15/40)	14	17,990
6.15%, 05/01/37	5	6,670
6.22%, 04/30/40	10	13,699
FedEx Corp.
3.88%, 08/01/42	5	4,923
4.10%, 04/15/43	10	10,230
4.10%, 02/01/45	15	15,332
4.40%, 01/15/47 (Call 07/15/46)	5	5,335
4.55%, 04/01/46 (Call 10/01/45)	15	16,346
4.75%, 11/15/45 (Call 05/15/45)	14	15,675
5.10%, 01/15/44	5	5,830
Kansas City Southern
4.70%, 05/01/48 (Call 11/01/47)	15	18,276
4.95%, 08/15/45 (Call 02/15/45)	5	6,122
Norfolk Southern Corp.
3.80%, 08/01/28 (Call 05/01/28)	25	27,936
3.94%, 11/01/47 (Call 05/01/47)	30	33,600
3.95%, 10/01/42 (Call 04/01/42)	10	11,111
4.05%, 08/15/52 (Call 02/15/52)	15	17,081
4.84%, 10/01/41	15	18,521
Ryder System Inc.
2.80%, 03/01/22 (Call 02/01/22)	50	50,724
3.45%, 11/15/21 (Call 10/15/21)	200	204,848

Security	Par/ Shares (000)	Value
Transportation (continued)
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	$30	$32,790
4.05%, 11/15/45 (Call 05/15/45)	5	5,612
4.05%, 03/01/46 (Call 09/01/45)(a)	5	5,665
4.10%, 09/15/67 (Call 03/15/67)	30	32,747
4.25%, 04/15/43 (Call 10/15/42)	10	11,440
4.50%, 09/10/48 (Call 03/10/48)	10	12,216
4.80%, 09/10/58 (Call 03/10/58)	10	12,486
United Parcel Service Inc.
3.63%, 10/01/42	40	42,893
4.25%, 03/15/49 (Call 09/15/48)	20	23,801
4.88%, 11/15/40 (Call 05/15/40)	20	24,639
6.20%, 01/15/38	5	7,105

		854,704

Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	16	17,612

Total Corporate Bonds & Notes — 98.5% (Cost: $42,794,409)		45,749,366

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(f)(g)(h)	3,383	3,385,049
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(f)(g)	567	567,000

		3,952,049

Total Short-Term Investments — 8.5% (Cost: $3,951,574)		3,952,049

Total Investments in Securities — 107.0% (Cost: $46,745,983)		49,701,415

Other Assets, Less Liabilities — (7.0)%		(3,235,668)

Net Assets — 100.0%		$46,465,747

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued)	iShares® ESG USD Corporate Bond ETF
August 31, 2019

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,693	1,690	3,383	$3,385,049	$2,819	(b)	$130		$95
BlackRock Cash Funds: Treasury, SL Agency Shares	321	246	567	567,000	3,409		—		—

				$3,952,049	$6,228		$130		$95

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$45,749,366	$—	$45,749,366
Money Market Funds	3,952,049	—	—	3,952,049

	$3,952,049	$45,749,366	$—	$49,701,415

See notes to financial statements.

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited)	iShares® ESG U.S. Aggregate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.8%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$100	$114,242
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	108,349
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 2.87%, 08/15/49	100	104,451
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	125	130,164
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	106,707
WFRBS Commercial Mortgage Trust, Series 2012-C09, Class A3, 2.87%, 11/15/45	87	89,529

		653,442

Total Collaterized Mortgage Obligations — 0.8% (Cost: $605,474)		653,442

Corporate Bonds & Notes

Advertising — 0.2%
WPP Finance 2010
3.75%, 09/19/24	60	62,689
4.75%, 11/21/21	100	105,072

		167,761

Aerospace & Defense — 0.7%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	25	28,288
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	100	101,707
3.20%, 03/15/24 (Call 01/15/24)	35	36,394
3.50%, 03/15/27 (Call 12/15/26)	50	53,811
3.70%, 12/15/23 (Call 09/15/23)	200	211,626
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	30	33,215
4.50%, 06/01/42	50	60,185
6.05%, 06/01/36	5	6,805
6.13%, 07/15/38	15	21,023

		553,054

Agriculture — 0.6%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	75	76,019
3.50%, 11/24/20	350	354,477
3.75%, 09/25/27 (Call 06/25/27)	20	20,605

		451,101

Auto Manufacturers — 0.1%
Ford Motor Co.
4.75%, 01/15/43	35	31,500
6.63%, 10/01/28	30	33,990
General Motors Co., 5.95%, 04/01/49 (Call 10/01/48)	25	27,817

		93,307

Banks — 5.1%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	25	27,206
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	500	504,080
Bank of America Corp.
3.42%, 12/20/28 (Call 12/20/27)(b)	55	58,136
3.59%, 07/21/28 (Call 07/21/27)(b)	15	16,005
3.95%, 01/23/49 (Call 01/23/48)(b)	50	57,671
4.44%, 01/20/48 (Call 01/20/47)(b)	35	43,061
5.00%, 01/21/44	10	13,023
5.88%, 02/07/42	5	7,139

Security	Par (000)	Value
Banks (continued)
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(b)	$25	$26,188
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	50	53,334
3.44%, 02/07/28 (Call 02/07/27)(b)	20	21,480
3.85%, 04/28/28	15	16,950
Bank of Nova Scotia (The), 4.50%, 12/16/25	35	38,392
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	350	355,355
3.50%, 06/11/21 (Call 05/11/21)	25	25,468
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23	150	158,689
Citigroup Inc.
4.45%, 09/29/27	50	55,021
4.65%, 07/30/45	30	37,377
4.65%, 07/23/48 (Call 06/23/48)	50	62,797
8.13%, 07/15/39	5	8,360
Cooperatieve Rabobank UA, 5.25%, 05/24/41	25	34,364
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26	50	55,413
Deutsche Bank AG, 4.10%, 01/13/26	25	25,158
Goldman Sachs Group Inc. (The)
3.69%, 06/05/28 (Call 06/05/27)(b)	20	21,295
3.85%, 01/26/27 (Call 01/26/26)	120	128,212
4.02%, 10/31/38 (Call 10/31/37)(b)	5	5,525
4.22%, 05/01/29 (Call 05/01/28)(b)	50	55,315
4.75%, 10/21/45 (Call 04/21/45)	35	43,236
6.75%, 10/01/37	35	47,853
HSBC Holdings PLC, 6.10%, 01/14/42	50	73,063
ING Groep NV, 3.95%, 03/29/27	50	54,415
JPMorgan Chase & Co.
3.90%, 01/23/49 (Call 01/23/48)(b)	15	17,250
4.03%, 07/24/48 (Call 07/24/47)(b)	25	28,756
4.26%, 02/22/48 (Call 02/22/47)(b)	50	60,661
5.60%, 07/15/41	25	34,780
KfW
1.50%, 06/15/21	50	49,918
2.13%, 03/07/22	100	101,539
2.38%, 12/29/22	450	462,892
2.88%, 04/03/28	50	55,348
Morgan Stanley
3.59%, 07/22/28 (Call 07/22/27)(b)	50	53,219
3.63%, 01/20/27	35	37,467
3.77%, 01/24/29 (Call 01/24/28)(b)	105	113,262
4.38%, 01/22/47	50	60,538
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27)(b)	15	15,627
3.95%, 10/30/25	100	109,996
Oesterreichische Kontrollbank AG
2.38%, 10/01/21	200	203,098
2.88%, 03/13/23	89	93,039
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	30	32,279
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	35	35,407
3.01%, 10/19/26	25	25,961
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(b)	35	36,531
Westpac Banking Corp.
2.70%, 08/19/26	35	36,232
2.85%, 05/13/26	100	104,449

		3,897,830

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued)	iShares® ESG U.S. Aggregate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages — 1.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	$25	$26,862
4.70%, 02/01/36 (Call 08/01/35)	50	58,169
4.90%, 02/01/46 (Call 08/01/45)	50	59,594
Anheuser-Busch InBev Finance Inc., 4.00%, 01/17/43	5	5,282
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29 (Call 10/23/28)	30	35,004
4.95%, 01/15/42	5	5,968
5.55%, 01/23/49 (Call 07/23/48)	15	19,700
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	350	358,155
3.50%, 09/18/23 (Call 08/18/23)	350	369,568
4.83%, 07/15/20	250	255,820
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	60	60,638
5.00%, 05/01/42	25	27,825
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	10	10,252
2.85%, 02/24/26 (Call 11/24/25)	50	52,531
3.00%, 10/15/27 (Call 07/15/27)	50	53,578
3.45%, 10/06/46 (Call 04/06/46)	25	27,594
4.00%, 03/05/42	5	5,912
4.25%, 10/22/44 (Call 04/22/44)	10	12,244

		1,444,696

Biotechnology — 0.3%
Amgen Inc.
3.20%, 11/02/27 (Call 08/02/27)	10	10,524
4.66%, 06/15/51 (Call 12/15/50)	35	41,604
Celgene Corp., 5.00%, 08/15/45 (Call 02/15/45)	20	25,729
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	100	107,513
4.75%, 03/01/46 (Call 09/01/45)	45	54,535

		239,905

Building Materials — 0.4%
CRH America Inc., 5.75%, 01/15/21	250	260,850
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	3	3,076
3.90%, 02/14/26 (Call 11/14/25)	13	14,026
5.13%, 09/14/45 (Call 03/14/45)	2	2,414
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	10	9,997
4.30%, 07/15/47 (Call 01/15/47)	25	22,922

		313,285

Chemicals — 1.4%
Dow Chemical Co. (The), 4.80%, 05/15/49 (Call 11/15/48)(c)	15	16,970
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	40	49,275
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	250	252,450
3.25%, 01/14/23 (Call 11/19/22)	150	155,985
4.35%, 12/08/21	450	472,806
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	25	28,094
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	25	27,645
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	5	5,218
5.63%, 11/15/43 (Call 05/15/43)	25	27,734
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	10	11,390

		1,047,567

Security	Par (000)	Value
Commercial Services — 0.5%
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	$375	$384,454

Computers — 0.6%
Apple Inc.
3.85%, 05/04/43	10	11,397
4.38%, 05/13/45	30	36,958
4.65%, 02/23/46 (Call 08/23/45)	45	57,421
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(c)	45	50,807
8.35%, 07/15/46 (Call 01/15/46)(c)	10	13,167
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	155	171,645
HP Inc., 6.00%, 09/15/41	15	16,802
International Business Machines Corp.
3.45%, 02/19/26	100	107,294
4.00%, 06/20/42	5	5,623
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	15	15,231

		486,345

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 4.00%, 08/15/45	5	6,061
Procter & Gamble Co. (The)
2.45%, 11/03/26	20	20,700
5.55%, 03/05/37	45	63,892

		90,653

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	5	5,994

Diversified Financial Services — 0.3%
American Express Co., 3.00%, 10/30/24 (Call 09/29/24)	30	31,128
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	75	80,794
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	15	16,827
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	25	27,452
Visa Inc., 3.65%, 09/15/47 (Call 03/15/47)	25	29,102

		185,303

Electric — 2.2%
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	180	186,422
Berkshire Hathaway Energy Co., 3.80%, 07/15/48
(Call 01/15/48)	25	27,709
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	50	53,029
Commonwealth Edison Co., 3.65%, 06/15/46 (Call 12/15/45)	10	11,087
Consolidated Edison Co. of New York Inc.
4.50%, 05/15/58 (Call 11/15/57)	35	42,415
Series 09-C, 5.50%, 12/01/39	25	33,813
Dominion Energy Inc., Series C, 4.90%, 08/01/41
(Call 02/01/41)	25	30,241
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	50	52,742
Duke Energy Progress LLC, 4.10%, 03/15/43 (Call 09/15/42)	25	29,111
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	25	29,115
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	50	52,609
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	20	21,178
4.95%, 06/15/35 (Call 12/15/34)	25	30,031
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	42,194
6.25%, 10/01/39	25	32,130
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	115	122,673
5.95%, 02/01/38	35	50,147

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG U.S. Aggregate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	$120	$128,068
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	15	15,917
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	27,301
3.70%, 06/15/28 (Call 12/15/27)	50	55,648
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)	100	104,156
3.80%, 02/01/38 (Call 08/01/37)	50	52,498
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	35	38,222
4.65%, 10/01/43 (Call 04/01/43)	5	5,898
Southern Co. (The), 4.40%, 07/01/46 (Call 01/01/46)	50	56,374
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	35	37,830
UIL Holdings Corp., 4.63%, 10/01/20	250	255,747
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	15	16,707

		1,641,012

Electronics — 0.4%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	75	77,156
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	35	37,972
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	15	16,065
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	35	38,046
4.90%, 06/15/28 (Call 03/15/28)	30	32,736
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	85	88,100

		290,075

Engineering & Construction — 0.0%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	10	10,119

Food — 0.6%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	80	84,777
4.15%, 03/15/28 (Call 12/15/27)	30	32,338
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	75	81,307
JM Smucker Co. (The), 4.38%, 03/15/45	10	10,856
Kellogg Co.
2.65%, 12/01/23	92	93,562
3.25%, 04/01/26	19	19,912
3.40%, 11/15/27 (Call 08/15/27)	15	15,870
4.30%, 05/15/28 (Call 02/15/28)	50	56,195
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	40	38,388
Kroger Co. (The), 4.45%, 02/01/47 (Call 08/01/46)	15	15,652
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	15	15,905

		464,762

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	23	24,834
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	25	26,393
6.00%, 11/15/41 (Call 05/15/41)	5	6,214

		57,441

Gas — 0.0%
NiSource Inc., 4.80%, 02/15/44 (Call 08/15/43)	25	30,064

Health Care - Products — 0.1%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	25	33,292
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	10	10,152
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	23	24,661
4.69%, 12/15/44 (Call 06/15/44)	8	9,474

Security	Par (000)	Value
Health Care - Products (continued)
Medtronic Inc., 4.63%, 03/15/45	$5	$6,492

		84,071

Health Care - Services — 0.6%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	15	15,111
4.75%, 03/15/44 (Call 09/15/43)	25	28,122
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	5	5,609
4.65%, 01/15/43	25	28,422
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	35	35,825
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	35	37,964
5.25%, 06/15/26 (Call 12/15/25)	100	112,705
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	20	23,808
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	40	45,125
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	35	36,937
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	5	5,780
4.75%, 07/15/45	40	49,914

		425,322

Household Products & Wares — 0.1%
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	35	37,131
3.90%, 05/15/28 (Call 02/15/28)	25	28,068
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	25	27,256

		92,455

Housewares — 0.0%
Newell Brands Inc., 5.38%, 04/01/36 (Call 10/01/35)	20	21,452

Insurance — 0.8%
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	25	28,540
4.75%, 04/01/48 (Call 10/01/47)	25	29,752
8.18%, 05/15/68 (Call 05/15/38)(b)	5	6,699
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	100	105,064
4.35%, 04/20/28 (Call 01/20/28)	10	10,710
AXA SA, 8.60%, 12/15/30	20	28,935
Berkshire Hathaway Finance Corp., 4.20%, 08/15/48 (Call 02/15/48)	50	60,006
Berkshire Hathaway Inc., 4.50%, 02/11/43	35	43,447
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	13,513
Lincoln National Corp., 7.00%, 06/15/40	25	35,952
Marsh & McLennan Companies Inc., 4.20%, 03/01/48 (Call 09/01/47)	20	23,347
MetLife Inc., 4.05%, 03/01/45	20	22,928
Prudential Financial Inc.
4.60%, 05/15/44	35	42,974
5.20%, 03/15/44 (Call 03/15/24)(b)	75	77,837
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	5	5,927
4.10%, 03/04/49 (Call 09/04/48)	15	18,002
4.60%, 08/01/43	35	44,503
XLIT Ltd., 4.45%, 03/31/25	10	10,916

		609,052

Lodging — 0.6%
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	400	459,780

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued)	iShares® ESG U.S. Aggregate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery — 0.2%
Caterpillar Inc., 5.20%, 05/27/41	$25	$33,770
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	5	5,209
4.50%, 08/15/23	110	117,612
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	10	10,383

		166,974

Manufacturing —1.3%
3M Co.
2.00%, 06/26/22	250	251,467
2.25%, 03/15/23 (Call 02/15/23)	450	456,223
3.00%, 08/07/25	185	194,809
General Electric Co.
5.88%, 01/14/38	35	40,368
6.88%, 01/10/39	5	6,364
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	45	48,755
5.75%, 06/15/43	10	13,278

		1,011,264

Media — 0.6%
CBS Corp., 4.90%, 08/15/44 (Call 02/15/44)	10	11,657
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)	45	54,960
6.48%, 10/23/45 (Call 04/23/45)	25	30,998
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	30	31,157
4.60%, 08/15/45 (Call 02/15/45)	30	36,233
4.95%, 10/15/58 (Call 04/15/58)	25	32,559
6.45%, 03/15/37	30	42,771
Discovery Communications LLC
5.00%, 09/20/37 (Call 03/20/37)	5	5,518
5.20%, 09/20/47 (Call 03/20/47)	25	28,292
NBCUniversal Media LLC, 4.45%, 01/15/43	25	29,428
Time Warner Cable LLC, 7.30%, 07/01/38	35	44,752
Viacom Inc., 4.38%, 03/15/43	25	26,606
Walt Disney Co. (The)
5.40%, 10/01/43(c)	10	13,862
7.75%, 12/01/45(c)	25	43,965

		432,758

Mining —0.1%
Newmont Goldcorp Corp., 4.88%, 03/15/42 (Call 09/15/41)	25	29,978
Teck Resources Ltd., 6.00%, 08/15/40 (Call 02/15/40)	25	27,511

		57,489

Oil & Gas — 0.8%
Anadarko Petroleum Corp., 6.20%, 03/15/40	15	18,422
Apache Corp., 4.75%, 04/15/43 (Call 10/15/42)	25	24,035
Burlington Resources LLC, 7.40%, 12/01/31	5	7,257
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	25	27,094
6.75%, 11/15/39	5	6,145
ConocoPhillips
5.90%, 10/15/32	25	33,372
6.50%, 02/01/39	25	36,665
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	105	121,984
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	29,297
Ecopetrol SA
5.88%, 05/28/45	15	17,729
7.38%, 09/18/43	20	26,945
Encana Corp., 6.63%, 08/15/37	25	31,031

Security	Par (000)	Value
Oil & Gas (continued)
Equinor ASA
4.25%, 11/23/41	$25	$29,730
4.80%, 11/08/43	5	6,471
5.10%, 08/17/40	35	45,762
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	10	10,224
4.30%, 04/01/27 (Call 01/01/27)	75	78,354
7.30%, 08/15/31	25	31,158
Noble Energy Inc., 5.25%, 11/15/43 (Call 05/15/43)	25	28,229
Occidental Petroleum Corp., 4.40%, 04/15/46 (Call 10/15/45)	15	15,320
Suncor Energy Inc., 6.50%, 06/15/38	5	7,026

		632,250

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	75	76,942
Halliburton Co., 7.45%, 09/15/39	25	35,262

		112,204

Pharmaceuticals — 0.9%
AbbVie Inc.
4.50%, 05/14/35 (Call 11/14/34)	25	27,154
4.70%, 05/14/45 (Call 11/14/44)	25	27,145
Allergan Funding SCS, 4.85%, 06/15/44 (Call 12/15/43)	10	10,965
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	75	78,786
3.38%, 11/16/25	10	10,613
6.45%, 09/15/37	30	43,010
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	10	10,154
3.41%, 06/15/27 (Call 03/15/27)	75	75,999
3.75%, 09/15/25 (Call 06/15/25)	25	26,030
4.37%, 06/15/47 (Call 12/15/46)	10	9,637
4.50%, 11/15/44 (Call 05/15/44)	15	14,541
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	30	33,455
CVS Health Corp.
4.30%, 03/25/28 (Call 12/25/27)	40	43,625
4.78%, 03/25/38 (Call 09/25/37)	25	28,041
5.05%, 03/25/48 (Call 09/25/47)	35	40,839
Eli Lilly & Co., 4.15%, 03/15/59 (Call 09/15/58)	25	29,926
Express Scripts Holding Co., 4.80%, 07/15/46 (Call 01/15/46)	10	11,463
Johnson & Johnson, 3.70%, 03/01/46 (Call 09/01/45)	5	5,792
Merck & Co. Inc., 4.00%, 03/07/49 (Call 09/07/48)	25	30,242
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	15	15,558
4.50%, 11/13/25 (Call 08/13/25)	100	111,442

		684,417

Pipelines — 0.6%
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	50	54,304
4.90%, 05/15/46 (Call 11/15/45)	10	11,828
5.10%, 02/15/45 (Call 08/15/44)	5	5,992
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	5	6,281
6.50%, 09/01/39	5	6,412
6.95%, 01/15/38	25	33,123
Kinder Morgan Inc./DE, 5.55%, 06/01/45 (Call 12/01/44)	25	29,914
MPLX LP, 4.70%, 04/15/48 (Call 10/15/47)	25	25,629
ONEOK Inc.
5.20%, 07/15/48 (Call 01/15/48)	10	11,192
6.00%, 06/15/35	25	29,562

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG U.S. Aggregate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	$25	$30,427
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	25	28,417
Spectra Energy Partners LP, 4.50%, 03/15/45 (Call 09/15/44)	25	27,275
TransCanada PipeLines Ltd.
4.88%, 05/15/48 (Call 11/15/47)	25	29,646
6.20%, 10/15/37	50	65,231
7.25%, 08/15/38	5	7,187
Williams Companies Inc. (The)
5.10%, 09/15/45 (Call 03/15/45)	10	11,182
6.30%, 04/15/40	25	31,340

		444,942

Real Estate — 0.1%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	40	45,065

Real Estate Investment Trusts — 0.6%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	100	107,415
4.40%, 02/15/26 (Call 11/15/25)	20	21,980
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	60	60,954
3.65%, 02/01/26 (Call 11/03/25)	30	31,891
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	15	15,851
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	10	10,879
Kimco Realty Corp., 4.45%, 09/01/47 (Call 03/01/47)	25	28,067
Liberty Property LP
3.75%, 04/01/25 (Call 01/01/25)	25	26,369
4.38%, 02/01/29 (Call 11/01/28)	15	16,815
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	75	82,293
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	10	11,004

		413,518

Retail — 0.8%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	35	35,595
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	350	364,007
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	50	54,594
5.95%, 04/01/41 (Call 10/01/40)	50	72,075
Lowe’s Companies Inc., 4.65%, 04/15/42 (Call 10/15/41)	25	28,725
McDonald’s Corp., 6.30%, 03/01/38	25	34,817
Nordstrom Inc., 6.95%, 03/15/28	15	17,715
Target Corp., 3.63%, 04/15/46	25	28,050

		635,578

Semiconductors — 0.3%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	20	21,452
4.35%, 04/01/47 (Call 10/01/46)	15	18,344
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	75	77,556
4.10%, 05/11/47 (Call 11/11/46)	30	35,872
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	80	84,221

		237,445

Software — 2.3%
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	60	65,057
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	150	151,851
2.13%, 11/15/22	100	101,402
2.38%, 05/01/23 (Call 02/01/23)	100	102,275
2.40%, 08/08/26 (Call 05/08/26)	50	51,646
2.65%, 11/03/22 (Call 09/03/22)	100	102,866

Security	Par (000)	Value
Software (continued)
2.70%, 02/12/25 (Call 11/12/24)	$130	$135,711
2.88%, 02/06/24 (Call 12/06/23)	210	219,849
3.13%, 11/03/25 (Call 08/03/25)	200	214,408
3.30%, 02/06/27 (Call 11/06/26)	70	76,468
3.50%, 02/12/35 (Call 08/12/34)	25	28,112
3.63%, 12/15/23 (Call 09/15/23)	100	107,391
4.25%, 02/06/47 (Call 08/06/46)	25	31,907
Oracle Corp.
3.80%, 11/15/37 (Call 05/15/37)	25	27,925
4.00%, 07/15/46 (Call 01/15/46)	40	45,647
6.50%, 04/15/38	30	44,143
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	100	104,795
3.70%, 04/11/28 (Call 01/11/28)	70	78,096
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	20	20,430

		1,709,979

Telecommunications — 1.5%
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	20	21,057
4.50%, 03/09/48 (Call 09/09/47)	50	54,596
4.65%, 06/01/44 (Call 12/01/43)	35	37,865
4.75%, 05/15/46 (Call 11/15/45)	50	55,836
5.25%, 03/01/37 (Call 09/01/36)	50	59,348
5.55%, 08/15/41	5	6,046
6.38%, 03/01/41	5	6,537
Cisco Systems Inc., 5.50%, 01/15/40	25	35,042
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	25	27,162
Orange SA
4.13%, 09/14/21	400	415,900
9.00%, 03/01/31	25	39,526
Rogers Communications Inc., 5.00%, 03/15/44 (Call 09/15/43)	25	31,282
Telefonica Emisiones SA, 7.05%, 06/20/36	25	34,115
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	10	10,777
Verizon Communications Inc.
4.52%, 09/15/48	25	29,991
5.01%, 08/21/54	75	96,719
5.25%, 03/16/37	50	63,110
Vodafone Group PLC
4.13%, 05/30/25	25	27,132
4.38%, 05/30/28	30	33,641
5.25%, 05/30/48	25	29,999
6.15%, 02/27/37	35	44,746

		1,160,427

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	25,433

Transportation — 0.3%
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	10	10,747
4.65%, 03/01/68 (Call 09/01/67)	35	40,447
FedEx Corp., 4.75%, 11/15/45 (Call 05/15/45)	35	39,188
Kansas City Southern, 4.70%, 05/01/48 (Call 11/01/47)	25	30,459
Norfolk Southern Corp., 4.05%, 08/15/52 (Call 02/15/52)	35	39,857
Union Pacific Corp., 4.50%, 09/10/48 (Call 03/10/48)	40	48,862
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	25	27,545

		237,105

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued)	iShares® ESG U.S. Aggregate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	$25	$30,426

Total Corporate Bonds & Notes — 28.3% (Cost: $19,829,411)		21,584,134

Foreign Government Obligations(d)

Canada — 0.5%
Hydro-Quebec, Series HH, 8.50%, 12/01/29	250	395,290

Colombia — 0.1%
Colombia Government International Bond, 10.38%, 01/28/33	50	82,012

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	30	50,566

Mexico — 0.4%
Mexico Government International Bond
4.35%, 01/15/47	100	105,188
4.75%, 03/08/44	50	55,261
5.75%, 10/12/10	10	11,850
6.05%, 01/11/40	100	128,081
8.30%, 08/15/31	5	7,366

		307,746

Panama — 0.0%
Panama Government International Bond, 6.70%, 01/26/36	25	36,541

Peru — 0.0%
Peruvian Government International Bond, 5.63%, 11/18/50	25	38,234

Philippines — 0.2%
Philippine Government International Bond, 9.50%, 02/02/30	75	124,300

Supranational — 1.6%
European Investment Bank, 2.38%, 05/24/27	25	26,553
Inter-American Development Bank
2.38%, 07/07/27	65	68,819
3.13%, 09/18/28	25	28,278
3.20%, 08/07/42	5	5,978
International Bank for Reconstruction & Development
1.75%, 04/19/23	250	252,265
2.00%, 10/30/20 (Call 10/30/19)	350	350,108
2.13%, 02/13/23	45	45,993
2.50%, 11/25/24	30	31,537
2.50%, 07/29/25	260	274,664
2.50%, 11/22/27	115	123,427

		1,207,622

Uruguay — 0.1%
Uruguay Government International Bond, 5.10%, 06/18/50	40	49,743

Total Foreign Government Obligations — 3.0% (Cost: $2,083,625)		2,292,054

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 7.55%, 04/01/39	35	58,680

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33(e)	95	103,360

Total Municipal Debt Obligations — 0.2% (Cost: $140,809)		162,040

Security	Par (000)	Value
U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	$252	$256,344
3.00%, 07/01/34	48	49,766
3.00%, 09/01/46	861	889,159
3.50%, 05/01/33	56	58,697
3.50%, 06/01/34	96	100,269
3.50%, 10/01/42	28	29,242
3.50%, 10/01/44	47	48,875
3.50%, 09/01/47	71	73,802
3.50%, 02/01/48	24	24,464
3.50%, 03/01/48	25	25,794
3.50%, 06/01/48	47	47,994
3.50%, 06/01/49	74	77,786
4.00%, 09/01/45	23	24,357
4.00%, 02/01/48	22	22,925
4.00%, 12/01/48	43	44,425
4.00%, 01/01/49	70	73,550
4.00%, 03/01/49	47	49,552
4.00%, 06/01/49	26	27,194
4.50%, 10/01/48	49	53,250
4.50%, 11/01/48	46	49,365
4.50%, 01/01/49	26	27,654
Federal National Mortgage Association
2.50%, 06/01/32	373	378,692
2.50%, 09/01/34(f)	200	202,660
2.50%, 04/01/47	30	30,612
2.50%, 09/01/49(f)	29	29,175
3.00%, 01/01/31	127	130,770
3.00%, 08/01/32	324	332,405
3.00%, 09/01/34(f)	498	510,635
3.00%, 11/01/46	1,142	1,173,224
3.00%, 09/01/49(f)	275	280,436
3.00%, 09/01/49	25	25,765
3.50%, 11/01/33	119	122,998
3.50%, 08/01/34	74	77,187
3.50%, 09/01/34(f)	125	129,541
3.50%, 09/01/46	1,018	1,070,329
3.50%, 02/01/48	1,628	1,686,889
3.50%, 12/01/48	73	75,650
3.50%, 09/01/49(f)	525	539,602
4.00%, 07/01/33	56	58,882
4.00%, 09/01/34(f)	125	130,149
4.00%, 01/01/46	706	757,458
4.00%, 08/01/47	1,154	1,221,611
4.00%, 09/01/47	72	75,617
4.00%, 10/01/48	47	49,007
4.00%, 12/01/48	24	24,786
4.00%, 03/01/49	74	77,769
4.00%, 05/01/49	50	52,924
4.00%, 06/01/49	49	52,435
4.00%, 07/01/49	50	53,331
4.00%, 09/01/49(f)	393	408,014
4.50%, 09/01/34(f)	25	25,694
4.50%, 10/01/47	25	26,713
4.50%, 08/01/48	81	87,037
4.50%, 10/01/48	457	491,227
4.50%, 05/01/49	74	78,350
4.50%, 07/01/49	80	84,733

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	iShares® ESG U.S. Aggregate Bond ETF
August 31, 2019	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/01/49	$27	$28,545
4.50%, 09/01/49(f)	337	354,798
5.00%, 06/01/48	407	446,143
5.00%, 08/01/48	25	27,575
5.00%, 04/01/49	59	64,202
5.00%, 09/01/49(f)	11	11,746
5.50%, 09/01/49(f)	50	54,049
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23(a)	225	234,617
Series K047, Class A2, 3.33%, 05/25/25(a)	200	215,094
Series K048, Class A2, 3.28%, 06/25/25(a)	225	241,372
Series K062, Class A2, 3.41%, 12/25/26	100	109,984
Government National Mortgage Association
2.50%, 09/01/49(f)	35	35,553
3.00%, 04/20/46	46	47,989
3.00%, 08/20/46	894	924,038
3.00%, 02/15/47	43	44,111
3.00%, 03/20/47	31	32,178
3.00%, 09/01/49(f)	473	487,680
3.50%, 09/20/42	95	100,665
3.50%, 12/20/42	82	86,333
3.50%, 11/20/46	32	33,810
3.50%, 01/20/47	32	33,219
3.50%, 06/20/47	34	35,320
3.50%, 08/20/47	260	274,525
3.50%, 09/20/47	171	177,846
3.50%, 11/20/47	95	98,916
3.50%, 08/20/48	166	172,040
3.50%, 01/20/49	69	71,537
3.50%, 09/01/49(f)	1,091	1,133,617
4.00%, 04/20/47	313	329,387
4.00%, 11/20/47	75	78,566
4.00%, 04/20/48	21	21,659
4.00%, 08/20/48	153	159,803
4.00%, 09/20/48	208	216,674
4.00%, 07/20/49	52	54,226
4.00%, 09/01/49(f)	675	703,569
4.50%, 06/20/48	165	172,715
4.50%, 08/20/48	26	26,722
4.50%, 12/20/48	31	32,155
4.50%, 01/20/49	24	24,855
4.50%, 02/20/49	37	38,400
4.50%, 03/20/49	24	25,478
4.50%, 07/20/49	103	108,377
4.50%, 09/01/49(f)	323	337,939
5.00%, 04/20/48	37	38,454
5.00%, 05/20/48	19	19,812
5.00%, 11/20/48	21	22,335
5.00%, 09/01/49(f)	302	317,242

		20,912,641

U.S. Government Obligations — 37.7%
U.S. Treasury Note/Bond
1.13%, 06/30/21	105	104,171
1.13%, 09/30/21	2,500	2,480,078
1.38%, 09/30/23	2,050	2,046,477
1.63%, 02/15/26	1,500	1,515,586
1.75%, 05/15/22	800	806,250
1.75%, 05/15/23	1,000	1,011,719
1.88%, 01/31/22	105	105,960
1.88%, 05/31/22	300	303,492

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
1.88%, 09/30/22	$500	$506,758
2.00%, 02/15/22	1,800	1,823,203
2.00%, 04/30/24	780	800,414
2.00%, 06/30/24	300	308,180
2.00%, 02/15/25	650	669,551
2.13%, 06/30/21	90	90,918
2.13%, 12/31/22	650	664,727
2.13%, 02/29/24	850	875,965
2.25%, 01/31/24	500	517,656
2.25%, 02/15/27	150	158,367
2.25%, 08/15/27	200	211,625
2.25%, 11/15/27	230	243,620
2.38%, 04/15/21	1,000	1,012,109
2.38%, 05/15/27	400	426,437
2.38%, 05/15/29	180	193,978
2.50%, 05/15/24	475	498,342
2.50%, 02/15/45	1,100	1,218,766
2.50%, 02/15/46	150	166,359
2.50%, 05/15/46	850	943,367
2.63%, 05/15/21	1,800	1,831,148
2.63%, 07/15/21	300	305,859
2.63%, 03/31/25	600	638,203
2.63%, 02/15/29	600	658,781
2.75%, 02/15/28	1,025	1,127,500
2.88%, 09/30/23	125	132,158
2.88%, 08/15/28	100	111,453
2.88%, 05/15/43	400	471,250
3.00%, 05/15/45	285	345,073
3.00%, 08/15/48	400	490,500
3.00%, 02/15/49	100	123,047
3.13%, 11/15/28	50	56,922
3.38%, 05/15/44	550	704,258
3.63%, 02/15/44	70	92,980
3.75%, 11/15/43	300	405,375
4.38%, 02/15/38	1,000	1,415,469
4.63%, 02/15/40	100	148,031

		28,762,082

Total U.S. Government & Agency Obligations — 65.1% (Cost: $46,815,488)		49,674,723

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.25%(g)(h)	7,168	7,171,630
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.02%(g)(h)(i)	205	205,213

		7,376,843

Total Short-Term Investments — 9.7% (Cost: $7,375,570)		7,376,843

Total Investments in Securities — 107.1% (Cost: $76,850,377)		81,743,236

Other Assets, Less Liabilities — (7.1)%		(5,433,479)

Net Assets — 100.0%		$76,309,757

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued)	iShares® ESG U.S. Aggregate Bond ETF
August 31, 2019

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	All or a portion of this security is on loan.
(f)	TBA transaction.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 08/31/19 (000)	Value at 08/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,596	2,572	7,168	$7,171,630	$73,338		$235		$305
BlackRock Cash Funds: Treasury, SL Agency Shares	218	(13)	205	205,213	1,625	(b)	—		—

				$7,376,843	$74,963		$235		$305

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$653,442	$—	$653,442
Corporate Bonds & Notes	—	21,584,134	—	21,584,134
Foreign Government Obligations	—	2,292,054	—	2,292,054
Municipal Debt Obligations	—	162,040	—	162,040
U.S. Government & Agency Obligations	—	49,674,723	—	49,674,723
Money Market Funds	7,376,843	—	—	7,376,843

	$7,376,843	$74,366,393	$—	$81,743,236

See notes to financial statements.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (unaudited)
August 31, 2019

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF	iShares ESG U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$120,007,199	$45,749,366	$74,366,393
Affiliated(c)	9,143,915	3,952,049	7,376,843
Cash	915	639	—
Receivables:
Investments sold	635,271	—	2,342,642
Securities lending income — Affiliated	1,296	700	114
Capital shares sold	66,902	—	—
Dividends	4,418	759	12,009
Interest	1,064,051	453,560	428,108

Total assets	130,923,967	50,157,073	84,526,109

LIABILITIES
Collateral on securities loaned, at value	6,264,105	3,384,562	105,213
Payables:
Investments purchased	1,287,507	299,944	8,105,522
Investment advisory fees	11,729	6,820	5,617

Total liabilities	7,563,341	3,691,326	8,216,352

NET ASSETS	$123,360,626	$46,465,747	$76,309,757

NET ASSETS CONSIST OF:
Paid-in capital	$120,508,818	$43,455,769	$70,941,831
Accumulated earnings	2,851,808	3,009,978	5,367,926

NET ASSETS	$123,360,626	$46,465,747	$76,309,757

Shares outstanding	4,850,000	1,750,000	1,400,000

Net asset value	$25.44	$26.55	$54.51

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$6,078,852	$3,279,262	$103,360
(b) Investments, at cost — Unaffiliated	$117,402,213	$42,794,409	$69,474,807
(c) Investments, at cost — Affiliated	$9,142,917	$3,951,574	$7,375,570

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Statements of Operations (unaudited)
Six Months Ended August 31, 2019

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF	iShares ESG U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$17,124	$3,409	$74,500
Interest — Unaffiliated	1,441,339	642,091	965,075
Securities lending income — Affiliated — net	5,544	2,819	463

Total investment income	1,464,007	648,319	1,040,038

EXPENSES
Investment advisory fees	56,057	32,385	32,397

Total expenses	56,057	32,385	32,397

Less:
Investment advisory fees waived	—	—	(2,673)

Total expenses after fees waived	56,057	32,385	29,724

Net investment income	1,407,950	615,934	1,010,314

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	122,115	25,498	236,926
Investments — Affiliated	(75)	130	235

Net realized gain	122,040	25,628	237,161

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,433,241	3,169,328	3,817,091
Investments — Affiliated	424	95	305

Net change in unrealized appreciation (depreciation)	2,433,665	3,169,423	3,817,396

Net realized and unrealized gain	2,555,705	3,195,051	4,054,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,963,655	$3,810,985	$5,064,871

See notes to financial statements.

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares ESG 1-5 Year USD Corporate Bond ETF		iShares ESG USD Corporate Bond ETF
	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19	Six Months Ended 08/31/19 (unaudited)	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,407,950	$1,192,806	$615,934	$590,179
Net realized gain (loss)	122,040	(103,283)	25,628	(70,180)
Net change in unrealized appreciation (depreciation)	2,433,665	524,265	3,169,423	11,241

Net increase in net assets resulting from operations	3,963,655	1,613,788	3,810,985	531,240

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,303,213)	(1,088,039)	(572,804)	(557,704)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	50,246,808	45,324,306	17,703,630	13,271,442

NET ASSETS
Total increase in net assets	52,907,250	45,850,055	20,941,811	13,244,978
Beginning of period	70,453,376	24,603,321	25,523,936	12,278,958

End of period	$123,360,626	$70,453,376	$46,465,747	$25,523,936

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets  (continued)

	iShares ESG U.S. Aggregate Bond ETF

	Six Months Ended 08/31/19 (unaudited)	Period From 10/18/18 to 02/28/19	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,010,314	$646,237
Net realized gain	237,161	73,515
Net change in unrealized appreciation (depreciation)	3,817,396	1,075,174

Net increase in net assets resulting from operations	5,064,871	1,794,926

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(973,550)	(518,321)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,847,783	55,094,048

NET ASSETS
Total increase in net assets	19,939,104	56,370,653
Beginning of period	56,370,653	—

End of period	$76,309,757	$56,370,653

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG 1-5 Year USD Corporate Bond ETF

	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Period From 07/11/17(a) to 02/28/18

Net asset value, beginning of period	$24.72		$24.60	$25.00

Net investment income(b)	0.38		0.72	0.35
Net realized and unrealized gain (loss)(c)	0.70		0.06		(0.47)

Net increase (decrease) from investment operations	1.08		0.78		(0.12)

Distributions(d)
From net investment income		(0.36)	(0.66)		(0.28)

Total distributions		(0.36)	(0.66)		(0.28)

Net asset value, end of period	$25.44		$24.72	$24.60

Total Return
Based on net asset value	4.42	%(e)	3.23%	(0.47	)%(e)

Ratios to Average Net Assets
Total expenses	0.12	%(f)	0.12%	0.12	%(f)

Net investment income	3.01	%(f)	2.93%	2.20	%(f)

Supplemental Data
Net assets, end of period (000)	$123,361		$70,453	$24,603

Portfolio turnover rate(g)	9	%(e)	29%	30	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG USD Corporate Bond ETF

	Six Months Ended 08/31/19 (unaudited)		Year Ended 02/28/19	Period From 07/11/17(a) to 02/28/18

Net asset value, beginning of period	$24.31		$24.56	$24.98

Net investment income(b)	0.44		0.84	0.46
Net realized and unrealized gain (loss)(c)	2.22		(0.28)		(0.48)

Net increase (decrease) from investment operations	2.66		0.56		(0.02)

Distributions(d)
From net investment income		(0.42)	(0.81)		(0.40)

Total distributions		(0.42)	(0.81)		(0.40)

Net asset value, end of period	$26.55		$24.31	$24.56

Total Return
Based on net asset value	11.07	%(e)	2.35%	(0.11	)%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18	%(f)

Net investment income	3.42	%(f)	3.48%	2.90	%(f)

Supplemental Data
Net assets, end of period (000)	$46,466		$25,524	$12,279

Portfolio turnover rate(g)	8	%(e)	20%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG U.S. Aggregate Bond ETF

	Six Months Ended 08/31/19 (unaudited)		Period From 10/18/18(a) to 02/28/19

Net asset value, beginning of period	$51.25		$50.00

Net investment income(b)	0.83		0.60
Net realized and unrealized gain(c)	3.24		1.12

Net increase from investment operations	4.07		1.72

Distributions(d)
From net investment income		(0.81)		(0.47)

Total distributions		(0.81)		(0.47)

Net asset value, end of period	$54.51		$51.25

Total Return
Based on net asset value	8.03	%(e)	3.46	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10	%(f)

Total expenses after fees waived	0.09	%(f)	0.09	%(f)

Net investment income	3.12	%(f)	3.21	%(f)

Supplemental Data
Net assets, end of period (000)	$76,310		$56,371

Portfolio turnover rate(g)(h)	109	%(e)	99	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG 1-5 Year USD Corporate Bond	Non-diversified
ESG USD Corporate Bond	Non-diversified
ESG U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended August 31, 2019. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
ESG 1-5 Year USD Corporate Bond	$74,566,467
ESG USD Corporate Bond	27,259,878
ESG U.S. Aggregate Bond	59,490,356

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of August 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of August 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of August 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
ESG 1-5 Year USD Corporate Bond
Barclays Bank PLC	$432,546	$432,546		$—	$—
BofA Securities, Inc.	603,118	603,118		—	—
Citadel Clearing LLC	53,085	53,085		—	—
Citigroup Global Markets Inc.	1,001,077	1,001,077		—	—
Credit Suisse Securities (USA) LLC	849,874	849,874		—	—
JPMorgan Securities LLC	1,671,577	1,671,577		—	—
Morgan Stanley & Co. LLC	665,874	665,874		—	—
Scotia Capital (USA) Inc.	432,066	432,066		—	—
Wells Fargo Securities LLC	369,635	369,635		—	—

	$6,078,852	$6,078,852		$—	$—

ESG USD Corporate Bond
Barclays Bank PLC	$284,500	$284,500		$—	$—
BofA Securities, Inc.	402,086	402,086		—	—
Citadel Clearing LLC	98,531	98,531		—	—
Citigroup Global Markets Inc.	542,351	542,351		—	—
Credit Suisse Securities (USA) LLC	86,347	86,347		—	—
Jefferies LLC	60,016	60,016		—	—
JPMorgan Securities LLC	825,463	825,463		—	—
Morgan Stanley & Co. LLC	340,553	340,553		—	—
Scotia Capital (USA) Inc.	44,346	44,346		—	—
Wells Fargo Securities LLC	595,069	595,069		—	—

	$3,279,262	$3,279,262		$—	$—

ESG U.S. Aggregate Bond Barclays Capital Inc.	$103,360	$103,360		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG 1-5 Year USD Corporate Bond	0.12%
ESG USD Corporate Bond	0.18
ESG U.S. Aggregate Bond	0.10

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares ESG U.S. Aggregate Bond ETF , BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended August 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
ESG 1-5 Year USD Corporate Bond	$2,092
ESG USD Corporate Bond	1,054
ESG U.S. Aggregate Bond	114

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG 1-5 Year USD Corporate Bond	$—	$—	$21,095,821	$8,686,823
ESG USD Corporate Bond	1,282,432	1,278,179	4,291,241	1,653,554
ESG U.S. Aggregate Bond	71,786,922	68,091,692	770,226	1,312,105

For the six months ended August 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG 1-5 Year USD Corporate Bond	$36,368,798	$—
ESG USD Corporate Bond	14,664,832	—
ESG U.S. Aggregate Bond	11,306,811	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
ESG 1-5 Year USD Corporate Bond	$126,563
ESG USD Corporate Bond	71,061

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG 1-5 Year USD Corporate Bond	$126,554,816	$2,605,098	$(8,800)	$2,596,298
ESG USD Corporate Bond	46,748,865	2,960,157	(7,607)	2,952,550
ESG U.S. Aggregate Bond	76,851,802	4,893,084	(1,650)	4,891,434

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
ESG 1-5 Year USD Corporate Bond
Shares sold	2,000,000	$50,246,808	2,100,000	$51,503,980
Shares redeemed	—	—	(250,000)	(6,179,674)

Net increase	2,000,000	$50,246,808	1,850,000	$45,324,306

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 08/31/19		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
ESG USD Corporate Bond
Shares sold	700,000	$17,703,630	550,000	$13,271,442

ESG U.S. Aggregate Bond
Shares sold	300,000	$15,847,783	1,100,000	$55,094,048

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	51

Board Review and Approval of Investment Advisory Contract

iShares ESG 1-5 Year USD Corporate Bond ETF and iShares ESG U.S. Aggregate Bond ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares ESG USD Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory Contract  (continued)

shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG 1-5 Year USD Corporate Bond(a)	$0.359569	$—	$0.004088	$0.363657	99%	—%	1%	100%
ESG USD Corporate Bond(a)	0.411621	—	0.011579	0.423200	97	—	3	100
ESG U.S. Aggregate Bond(a)	0.799049	—	0.014476	0.813525	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	57

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)  Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 04, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 04, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: November 04, 2019